UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04681

Name of Registrant:	Vanguard Bond Index Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Tonya T. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2024—December 31, 2024

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Vanguard Short-Term Bond Index Fund Investor Shares - VBISX

Vanguard Short-Term Bond Index Fund ETF Shares - BSV

Vanguard Short-Term Bond Index Fund Admiral™ Shares - VBIRX

Vanguard Short-Term Bond Index Fund Institutional Shares - VBITX

Vanguard Short-Term Bond Index Fund Institutional Plus Shares - VBIPX

Vanguard Intermediate-Term Bond Index Fund Investor Shares - VBIIX

Vanguard Intermediate-Term Bond Index Fund ETF Shares - BIV

Vanguard Intermediate-Term Bond Index Fund Admiral™ Shares - VBILX

Vanguard Intermediate-Term Bond Index Fund Institutional Shares - VBIMX

Vanguard Intermediate-Term Bond Index Fund Institutional Plus Shares - VBIUX

Vanguard Long-Term Bond Index Fund ETF Shares - BLV

Vanguard Long-Term Bond Index Fund Admiral™ Shares - VBLAX

Vanguard Long-Term Bond Index Fund Institutional Shares - VBLLX

Vanguard Long-Term Bond Index Fund Institutional Plus Shares - VBLIX

Vanguard Inflation-Protected Securities Fund Investor Shares - VIPSX

Vanguard Inflation-Protected Securities Fund Admiral™ Shares - VAIPX

Vanguard Inflation-Protected Securities Fund Institutional Shares - VIPIX

Vanguard Total Bond Market Index Fund Investor Shares - VBMFX

Vanguard Total Bond Market Index Fund ETF Shares - BND

Vanguard Total Bond Market Index Fund Admiral™ Shares - VBTLX

Vanguard Total Bond Market Index Fund Institutional Shares - VBTIX

Vanguard Total Bond Market Index Fund Institutional Plus Shares - VBMPX

Vanguard Total Bond Market Index Fund Institutional Select Shares - VTBSX

Vanguard Total Bond Market II Index Fund Investor Shares - VTBIX

Vanguard Total Bond Market II Index Fund Institutional Shares - VTBNX

Vanguard Short-Term Bond Index Fund
Investor Shares (VBISX)
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Vanguard Short-Term Bond Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$15	0.15%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed in line with its expense-free benchmark, the Bloomberg U.S. 1–5 Year Government/Credit Float Adjusted Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. While the Federal Reserve began cutting short-term interest rates in September, sticky inflation and solid growth reduced expectations for further rate cuts, which weighed on bond prices.
  For the period, yields for very short-term U.S. Treasuries generally fell, while yields for longer-term U.S. Treasuries generally rose.
  Corporate bonds returned 2.13% and mortgage-backed securities returned 1.54%, as measured by components of the Bloomberg U.S. Aggregate Float Adjusted Index.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	3.64%	1.17%	1.52%
Bloomberg U.S. 1-5 Year Government/Credit Float Adjusted Index	3.76%	1.29%	1.66%
Bloomberg U.S. Aggregate Float Adjusted Index	1.33%	-0.27%	1.39%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$58,372
Number of Portfolio Holdings	2,779
Portfolio Turnover Rate	56%
Total Investment Advisory Fees (in thousands)	$1,091
Portfolio Composition % of Net Assets (as of December 31, 2024)
Corporate Bonds	25.4%
Sovereign Bonds	4.9%
Taxable Municipal Bonds	0.1%
U.S. Government and Agency Obligations	68.9%
Other Assets and Liabilities—Net	0.7%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR132

Vanguard Short-Term Bond Index Fund
ETF Shares (BSV) NYSE Arca
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Vanguard Short-Term Bond Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$4	0.04%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed in line with its expense-free benchmark, the Bloomberg U.S. 1–5 Year Government/Credit Float Adjusted Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. While the Federal Reserve began cutting short-term interest rates in September, sticky inflation and solid growth reduced expectations for further rate cuts, which weighed on bond prices.
  For the period, yields for very short-term U.S. Treasuries generally fell, while yields for longer-term U.S. Treasuries generally rose.
  Corporate bonds returned 2.13% and mortgage-backed securities returned 1.54%, as measured by components of the Bloomberg U.S. Aggregate Float Adjusted Index.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	3.75%	1.27%	1.61%
ETF Shares Market Price	3.79%	1.28%	1.61%
Bloomberg U.S. 1-5 Year Government/Credit Float Adjusted Index	3.76%	1.29%	1.66%
Bloomberg U.S. Aggregate Float Adjusted Index	1.33%	-0.27%	1.39%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$58,372
Number of Portfolio Holdings	2,779
Portfolio Turnover Rate	56%
Total Investment Advisory Fees (in thousands)	$1,091
Portfolio Composition % of Net Assets (as of December 31, 2024)
Corporate Bonds	25.4%
Sovereign Bonds	4.9%
Taxable Municipal Bonds	0.1%
U.S. Government and Agency Obligations	68.9%
Other Assets and Liabilities—Net	0.7%
How has the Fund changed?
Subsequent to the Fund's fiscal year end, the expense ratio for the ETF Share class was reduced.
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR924

Vanguard Short-Term Bond Index Fund
Admiral™ Shares (VBIRX)
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Vanguard Short-Term Bond Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$7	0.07%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed in line with its expense-free benchmark, the Bloomberg U.S. 1–5 Year Government/Credit Float Adjusted Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. While the Federal Reserve began cutting short-term interest rates in September, sticky inflation and solid growth reduced expectations for further rate cuts, which weighed on bond prices.
  For the period, yields for very short-term U.S. Treasuries generally fell, while yields for longer-term U.S. Treasuries generally rose.
  Corporate bonds returned 2.13% and mortgage-backed securities returned 1.54%, as measured by components of the Bloomberg U.S. Aggregate Float Adjusted Index.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	3.73%	1.25%	1.60%
Bloomberg U.S. 1-5 Year Government/Credit Float Adjusted Index	3.76%	1.29%	1.66%
Bloomberg U.S. Aggregate Float Adjusted Index	1.33%	-0.27%	1.39%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$58,372
Number of Portfolio Holdings	2,779
Portfolio Turnover Rate	56%
Total Investment Advisory Fees (in thousands)	$1,091
Portfolio Composition % of Net Assets (as of December 31, 2024)
Corporate Bonds	25.4%
Sovereign Bonds	4.9%
Taxable Municipal Bonds	0.1%
U.S. Government and Agency Obligations	68.9%
Other Assets and Liabilities—Net	0.7%
How has the Fund changed?
Subsequent to the Fund's fiscal year end, the expense ratio for the Admiral Share class was reduced.
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR5132

Vanguard Short-Term Bond Index Fund
Institutional Shares (VBITX)
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Vanguard Short-Term Bond Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$5	0.05%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed in line with its expense-free benchmark, the Bloomberg U.S. 1–5 Year Government/Credit Float Adjusted Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. While the Federal Reserve began cutting short-term interest rates in September, sticky inflation and solid growth reduced expectations for further rate cuts, which weighed on bond prices.
  For the period, yields for very short-term U.S. Treasuries generally fell, while yields for longer-term U.S. Treasuries generally rose.
  Corporate bonds returned 2.13% and mortgage-backed securities returned 1.54%, as measured by components of the Bloomberg U.S. Aggregate Float Adjusted Index.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $5,000,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	3.75%	1.27%	1.62%
Bloomberg U.S. 1-5 Year Government/Credit Float Adjusted Index	3.76%	1.29%	1.66%
Bloomberg U.S. Aggregate Float Adjusted Index	1.33%	-0.27%	1.39%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$58,372
Number of Portfolio Holdings	2,779
Portfolio Turnover Rate	56%
Total Investment Advisory Fees (in thousands)	$1,091
Portfolio Composition % of Net Assets (as of December 31, 2024)
Corporate Bonds	25.4%
Sovereign Bonds	4.9%
Taxable Municipal Bonds	0.1%
U.S. Government and Agency Obligations	68.9%
Other Assets and Liabilities—Net	0.7%
How has the Fund changed?
Subsequent to the Fund's fiscal year end, the expense ratio for the Institutional Share class was reduced.
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR732

Vanguard Short-Term Bond Index Fund
Institutional Plus Shares (VBIPX)
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Vanguard Short-Term Bond Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$4	0.04%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed in line with its expense-free benchmark, the Bloomberg U.S. 1–5 Year Government/Credit Float Adjusted Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. While the Federal Reserve began cutting short-term interest rates in September, sticky inflation and solid growth reduced expectations for further rate cuts, which weighed on bond prices.
  For the period, yields for very short-term U.S. Treasuries generally fell, while yields for longer-term U.S. Treasuries generally rose.
  Corporate bonds returned 2.13% and mortgage-backed securities returned 1.54%, as measured by components of the Bloomberg U.S. Aggregate Float Adjusted Index.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $100,000,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Plus Shares	3.76%	1.28%	1.63%
Bloomberg U.S. 1-5 Year Government/Credit Float Adjusted Index	3.76%	1.29%	1.66%
Bloomberg U.S. Aggregate Float Adjusted Index	1.33%	-0.27%	1.39%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$58,372
Number of Portfolio Holdings	2,779
Portfolio Turnover Rate	56%
Total Investment Advisory Fees (in thousands)	$1,091
Portfolio Composition % of Net Assets (as of December 31, 2024)
Corporate Bonds	25.4%
Sovereign Bonds	4.9%
Taxable Municipal Bonds	0.1%
U.S. Government and Agency Obligations	68.9%
Other Assets and Liabilities—Net	0.7%
How has the Fund changed?
Subsequent to the Fund's fiscal year end, the expense ratio for the Institutional Plus Share class was reduced.
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR733

Vanguard Intermediate-Term Bond Index Fund
Investor Shares (VBIIX)
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Vanguard Intermediate-Term Bond Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$15	0.15%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed in line with its expense-free benchmark, the Bloomberg U.S. 5–10 Year Government/Credit Float Adjusted Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. While the Federal Reserve began cutting short-term interest rates in September, sticky inflation and solid growth reduced expectations for further rate cuts, which weighed on bond prices.
  For the period, yields for very short-term U.S. Treasuries generally fell, while yields for longer-term U.S. Treasuries generally rose.
  Corporate bonds returned 2.13% and mortgage-backed securities returned 1.54%, as measured by components of the Bloomberg U.S. Aggregate Float Adjusted Index.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	1.43%	-0.06%	1.68%
Bloomberg U.S. 5-10 Year Government/Credit Float Adjusted Index	1.45%	0.03%	1.82%
Bloomberg U.S. Aggregate Float Adjusted Index	1.33%	-0.27%	1.39%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$42,256
Number of Portfolio Holdings	2,288
Portfolio Turnover Rate	55%
Total Investment Advisory Fees (in thousands)	$751
Portfolio Composition % of Net Assets (as of December 31, 2024)
Corporate Bonds	38.7%
Sovereign Bonds	4.4%
Taxable Municipal Bonds	0.4%
U.S. Government and Agency Obligations	55.5%
Other Assets and Liabilities—Net	1.0%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR314

Vanguard Intermediate-Term Bond Index Fund
ETF Shares (BIV) NYSE Arca
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Vanguard Intermediate-Term Bond Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$4	0.04%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed in line with its expense-free benchmark, the Bloomberg U.S. 5–10 Year Government/Credit Float Adjusted Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. While the Federal Reserve began cutting short-term interest rates in September, sticky inflation and solid growth reduced expectations for further rate cuts, which weighed on bond prices.
  For the period, yields for very short-term U.S. Treasuries generally fell, while yields for longer-term U.S. Treasuries generally rose.
  Corporate bonds returned 2.13% and mortgage-backed securities returned 1.54%, as measured by components of the Bloomberg U.S. Aggregate Float Adjusted Index.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	1.49%	0.03%	1.77%
ETF Shares Market Price	1.55%	0.02%	1.75%
Bloomberg U.S. 5-10 Year Government/Credit Float Adjusted Index	1.45%	0.03%	1.82%
Bloomberg U.S. Aggregate Float Adjusted Index	1.33%	-0.27%	1.39%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$42,256
Number of Portfolio Holdings	2,288
Portfolio Turnover Rate	55%
Total Investment Advisory Fees (in thousands)	$751
Portfolio Composition % of Net Assets (as of December 31, 2024)
Corporate Bonds	38.7%
Sovereign Bonds	4.4%
Taxable Municipal Bonds	0.4%
U.S. Government and Agency Obligations	55.5%
Other Assets and Liabilities—Net	1.0%
How has the Fund changed?
Subsequent to the Fund's fiscal year end, the expense ratio for the ETF Share class was reduced.
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR925

Vanguard Intermediate-Term Bond Index Fund
Admiral™ Shares (VBILX)
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Vanguard Intermediate-Term Bond Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$7	0.07%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed in line with its expense-free benchmark, the Bloomberg U.S. 5–10 Year Government/Credit Float Adjusted Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. While the Federal Reserve began cutting short-term interest rates in September, sticky inflation and solid growth reduced expectations for further rate cuts, which weighed on bond prices.
  For the period, yields for very short-term U.S. Treasuries generally fell, while yields for longer-term U.S. Treasuries generally rose.
  Corporate bonds returned 2.13% and mortgage-backed securities returned 1.54%, as measured by components of the Bloomberg U.S. Aggregate Float Adjusted Index.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	1.51%	0.02%	1.76%
Bloomberg U.S. 5-10 Year Government/Credit Float Adjusted Index	1.45%	0.03%	1.82%
Bloomberg U.S. Aggregate Float Adjusted Index	1.33%	-0.27%	1.39%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$42,256
Number of Portfolio Holdings	2,288
Portfolio Turnover Rate	55%
Total Investment Advisory Fees (in thousands)	$751
Portfolio Composition % of Net Assets (as of December 31, 2024)
Corporate Bonds	38.7%
Sovereign Bonds	4.4%
Taxable Municipal Bonds	0.4%
U.S. Government and Agency Obligations	55.5%
Other Assets and Liabilities—Net	1.0%
How has the Fund changed?
Subsequent to the Fund's fiscal year end, the expense ratio for the Admiral Share class was reduced.
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR5314

Vanguard Intermediate-Term Bond Index Fund
Institutional Shares (VBIMX)
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Vanguard Intermediate-Term Bond Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$5	0.05%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed in line with its expense-free benchmark, the Bloomberg U.S. 5–10 Year Government/Credit Float Adjusted Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. While the Federal Reserve began cutting short-term interest rates in September, sticky inflation and solid growth reduced expectations for further rate cuts, which weighed on bond prices.
  For the period, yields for very short-term U.S. Treasuries generally fell, while yields for longer-term U.S. Treasuries generally rose.
  Corporate bonds returned 2.13% and mortgage-backed securities returned 1.54%, as measured by components of the Bloomberg U.S. Aggregate Float Adjusted Index.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $5,000,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	1.53%	0.04%	1.78%
Bloomberg U.S. 5-10 Year Government/Credit Float Adjusted Index	1.45%	0.03%	1.82%
Bloomberg U.S. Aggregate Float Adjusted Index	1.33%	-0.27%	1.39%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$42,256
Number of Portfolio Holdings	2,288
Portfolio Turnover Rate	55%
Total Investment Advisory Fees (in thousands)	$751
Portfolio Composition % of Net Assets (as of December 31, 2024)
Corporate Bonds	38.7%
Sovereign Bonds	4.4%
Taxable Municipal Bonds	0.4%
U.S. Government and Agency Obligations	55.5%
Other Assets and Liabilities—Net	1.0%
How has the Fund changed?
Subsequent to the Fund's fiscal year end, the expense ratio for the Institutional Share class was reduced.
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR504

Vanguard Intermediate-Term Bond Index Fund
Institutional Plus Shares (VBIUX)
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Vanguard Intermediate-Term Bond Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$4	0.04%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed in line with its expense-free benchmark, the Bloomberg U.S. 5–10 Year Government/Credit Float Adjusted Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. While the Federal Reserve began cutting short-term interest rates in September, sticky inflation and solid growth reduced expectations for further rate cuts, which weighed on bond prices.
  For the period, yields for very short-term U.S. Treasuries generally fell, while yields for longer-term U.S. Treasuries generally rose.
  Corporate bonds returned 2.13% and mortgage-backed securities returned 1.54%, as measured by components of the Bloomberg U.S. Aggregate Float Adjusted Index.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $100,000,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Plus Shares	1.54%	0.05%	1.79%
Bloomberg U.S. 5-10 Year Government/Credit Float Adjusted Index	1.45%	0.03%	1.82%
Bloomberg U.S. Aggregate Float Adjusted Index	1.33%	-0.27%	1.39%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$42,256
Number of Portfolio Holdings	2,288
Portfolio Turnover Rate	55%
Total Investment Advisory Fees (in thousands)	$751
Portfolio Composition % of Net Assets (as of December 31, 2024)
Corporate Bonds	38.7%
Sovereign Bonds	4.4%
Taxable Municipal Bonds	0.4%
U.S. Government and Agency Obligations	55.5%
Other Assets and Liabilities—Net	1.0%
How has the Fund changed?
Subsequent to the Fund's fiscal year end, the expense ratio for the Institutional Plus Share class was reduced.
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1874

Vanguard Long-Term Bond Index Fund
ETF Shares (BLV) NYSE Arca
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Vanguard Long-Term Bond Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$4	0.04%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed in line with its expense-free benchmark, the Bloomberg U.S. Long Government/Credit Float Adjusted Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. While the Federal Reserve began cutting short-term interest rates in September, sticky inflation and solid growth reduced expectations for further rate cuts, which weighed on bond prices.
  For the period, yields for very short-term U.S. Treasuries generally fell, while yields for longer-term U.S. Treasuries generally rose.
  Corporate bonds returned 2.13% and mortgage-backed securities returned 1.54%, as measured by components of the Bloomberg U.S. Aggregate Float Adjusted Index.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	-4.09%	-3.21%	0.98%
ETF Shares Market Price	-4.05%	-3.28%	0.92%
Bloomberg U.S. Long Government/Credit Float Adjusted Index	-4.15%	-3.26%	0.99%
Bloomberg U.S. Aggregate Float Adjusted Index	1.33%	-0.27%	1.39%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$8,289
Number of Portfolio Holdings	3,137
Portfolio Turnover Rate	26%
Total Investment Advisory Fees (in thousands)	$166
Portfolio Composition % of Net Assets (as of December 31, 2024)
Corporate Bonds	44.5%
Sovereign Bonds	2.8%
Taxable Municipal Bonds	2.1%
U.S. Government and Agency Obligations	49.4%
Other Assets and Liabilities—Net	1.2%
How has the Fund changed?
Subsequent to the Fund's fiscal year end, the expense ratio for the ETF Share class was reduced.
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR927

Vanguard Long-Term Bond Index Fund
Admiral™ Shares (VBLAX)
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Vanguard Long-Term Bond Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$7	0.07%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed in line with its expense-free benchmark, the Bloomberg U.S. Long Government/Credit Float Adjusted Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. While the Federal Reserve began cutting short-term interest rates in September, sticky inflation and solid growth reduced expectations for further rate cuts, which weighed on bond prices.
  For the period, yields for very short-term U.S. Treasuries generally fell, while yields for longer-term U.S. Treasuries generally rose.
  Corporate bonds returned 2.13% and mortgage-backed securities returned 1.54%, as measured by components of the Bloomberg U.S. Aggregate Float Adjusted Index.
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: February 7, 2019, Through December 31, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	Since Inception (2/7/2019)
Admiral Shares[1]	-4.63%	-3.33%	-0.29%
Bloomberg U.S. Long Government/Credit Float Adjusted Index	-4.15%	-3.26%	-0.20%
Bloomberg U.S. Aggregate Float Adjusted Index	1.33%	-0.27%	1.02%
[1]	Vanguard fund returns are adjusted to reflect the 0.50% fee on purchases of fund shares.
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$8,289
Number of Portfolio Holdings	3,137
Portfolio Turnover Rate	26%
Total Investment Advisory Fees (in thousands)	$166
Portfolio Composition % of Net Assets (as of December 31, 2024)
Corporate Bonds	44.5%
Sovereign Bonds	2.8%
Taxable Municipal Bonds	2.1%
U.S. Government and Agency Obligations	49.4%
Other Assets and Liabilities—Net	1.2%
How has the Fund changed?
Subsequent to the Fund's fiscal year end, the expense ratio for the Admiral Share class was reduced.
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR2022

Vanguard Long-Term Bond Index Fund
Institutional Shares (VBLLX)
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Vanguard Long-Term Bond Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$5	0.05%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed in line with its expense-free benchmark, the Bloomberg U.S. Long Government/Credit Float Adjusted Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. While the Federal Reserve began cutting short-term interest rates in September, sticky inflation and solid growth reduced expectations for further rate cuts, which weighed on bond prices.
  For the period, yields for very short-term U.S. Treasuries generally fell, while yields for longer-term U.S. Treasuries generally rose.
  Corporate bonds returned 2.13% and mortgage-backed securities returned 1.54%, as measured by components of the Bloomberg U.S. Aggregate Float Adjusted Index.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $5,000,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares[1]	-4.61%	-3.31%	0.94%
Bloomberg U.S. Long Government/Credit Float Adjusted Index	-4.15%	-3.26%	0.99%
Bloomberg U.S. Aggregate Float Adjusted Index	1.33%	-0.27%	1.39%
[1]	Vanguard fund returns are adjusted to reflect the 0.50% fee on purchases of fund shares.
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$8,289
Number of Portfolio Holdings	3,137
Portfolio Turnover Rate	26%
Total Investment Advisory Fees (in thousands)	$166
Portfolio Composition % of Net Assets (as of December 31, 2024)
Corporate Bonds	44.5%
Sovereign Bonds	2.8%
Taxable Municipal Bonds	2.1%
U.S. Government and Agency Obligations	49.4%
Other Assets and Liabilities—Net	1.2%
How has the Fund changed?
Subsequent to the Fund's fiscal year end, the expense ratio for the Institutional Share class was reduced.
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR545

Vanguard Long-Term Bond Index Fund
Institutional Plus Shares (VBLIX)
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Vanguard Long-Term Bond Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$4	0.04%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed in line with its expense-free benchmark, the Bloomberg U.S. Long Government/Credit Float Adjusted Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. While the Federal Reserve began cutting short-term interest rates in September, sticky inflation and solid growth reduced expectations for further rate cuts, which weighed on bond prices.
  For the period, yields for very short-term U.S. Treasuries generally fell, while yields for longer-term U.S. Treasuries generally rose.
  Corporate bonds returned 2.13% and mortgage-backed securities returned 1.54%, as measured by components of the Bloomberg U.S. Aggregate Float Adjusted Index.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $100,000,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Plus Shares[1]	-4.60%	-3.30%	0.95%
Bloomberg U.S. Long Government/Credit Float Adjusted Index	-4.15%	-3.26%	0.99%
Bloomberg U.S. Aggregate Float Adjusted Index	1.33%	-0.27%	1.39%
[1]	Vanguard fund returns are adjusted to reflect the 0.50% fee on purchases of fund shares.
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$8,289
Number of Portfolio Holdings	3,137
Portfolio Turnover Rate	26%
Total Investment Advisory Fees (in thousands)	$166
Portfolio Composition % of Net Assets (as of December 31, 2024)
Corporate Bonds	44.5%
Sovereign Bonds	2.8%
Taxable Municipal Bonds	2.1%
U.S. Government and Agency Obligations	49.4%
Other Assets and Liabilities—Net	1.2%
How has the Fund changed?
Subsequent to the Fund's fiscal year end, the expense ratio for the Institutional Plus Share class was reduced.
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1872

Vanguard Inflation-Protected Securities Fund
Investor Shares (VIPSX)
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Vanguard Inflation-Protected Securities Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$20	0.20%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed in line with its benchmark, the Bloomberg U.S. Treasury Inflation Protected Securities Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. While the Federal Reserve began cutting short-term interest rates in September, sticky inflation and solid growth reduced expectations for further rate cuts, which weighed on bond prices.
  The yield of the nominal 10-year U.S. Treasury note increased 69 basis points, from 3.88% to 4.57%, over the year. The yield of the 10-year U.S. Treasury inflation-protected securities note rose a more modest 52 basis points, from 1.71% to 2.23%. (A basis point is one-hundredth of a percentage point.)
  A below-benchmark level of interest rate sensitivity added to relative performance. Curve positioning also contributed, while breakeven inflation strategies detracted.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	1.75%	1.69%	2.02%
Bloomberg U.S. Treasury Inflation Protected Securities Index	1.84%	1.87%	2.24%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$25,824
Number of Portfolio Holdings	73
Portfolio Turnover Rate	75%
Total Investment Advisory Fees (in thousands)	$3,235
Distribution by Stated Maturity % of Net Asset (as of December 31, 2024)
0 - 5 Years	46.4%
5 - 10 Years	35.5%
15 - 20 Years	5.0%
20 - 25 Years	4.1%
Over 25 Years	5.5%
Other Assets and Liabilities—Net	3.5%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR119

Vanguard Inflation-Protected Securities Fund
Admiral™ Shares (VAIPX)
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Vanguard Inflation-Protected Securities Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$10	0.10%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed in line with its benchmark, the Bloomberg U.S. Treasury Inflation Protected Securities Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. While the Federal Reserve began cutting short-term interest rates in September, sticky inflation and solid growth reduced expectations for further rate cuts, which weighed on bond prices.
  The yield of the nominal 10-year U.S. Treasury note increased 69 basis points, from 3.88% to 4.57%, over the year. The yield of the 10-year U.S. Treasury inflation-protected securities note rose a more modest 52 basis points, from 1.71% to 2.23%. (A basis point is one-hundredth of a percentage point.)
  A below-benchmark level of interest rate sensitivity added to relative performance. Curve positioning also contributed, while breakeven inflation strategies detracted.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $50,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	1.86%	1.79%	2.12%
Bloomberg U.S. Treasury Inflation Protected Securities Index	1.84%	1.87%	2.24%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$25,824
Number of Portfolio Holdings	73
Portfolio Turnover Rate	75%
Total Investment Advisory Fees (in thousands)	$3,235
Distribution by Stated Maturity % of Net Asset (as of December 31, 2024)
0 - 5 Years	46.4%
5 - 10 Years	35.5%
15 - 20 Years	5.0%
20 - 25 Years	4.1%
Over 25 Years	5.5%
Other Assets and Liabilities—Net	3.5%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR5119

Vanguard Inflation-Protected Securities Fund
Institutional Shares (VIPIX)
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Vanguard Inflation-Protected Securities Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$7	0.07%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed in line with its benchmark, the Bloomberg U.S. Treasury Inflation Protected Securities Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. While the Federal Reserve began cutting short-term interest rates in September, sticky inflation and solid growth reduced expectations for further rate cuts, which weighed on bond prices.
  The yield of the nominal 10-year U.S. Treasury note increased 69 basis points, from 3.88% to 4.57%, over the year. The yield of the 10-year U.S. Treasury inflation-protected securities note rose a more modest 52 basis points, from 1.71% to 2.23%. (A basis point is one-hundredth of a percentage point.)
  A below-benchmark level of interest rate sensitivity added to relative performance. Curve positioning also contributed, while breakeven inflation strategies detracted.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $5,000,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	1.86%	1.81%	2.14%
Bloomberg U.S. Treasury Inflation Protected Securities Index	1.84%	1.87%	2.24%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$25,824
Number of Portfolio Holdings	73
Portfolio Turnover Rate	75%
Total Investment Advisory Fees (in thousands)	$3,235
Distribution by Stated Maturity % of Net Asset (as of December 31, 2024)
0 - 5 Years	46.4%
5 - 10 Years	35.5%
15 - 20 Years	5.0%
20 - 25 Years	4.1%
Over 25 Years	5.5%
Other Assets and Liabilities—Net	3.5%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1190

Vanguard Total Bond Market Index Fund
Investor Shares (VBMFX)
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Vanguard Total Bond Market Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$15	0.15%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed in line with its expense-free benchmark, the Bloomberg U.S. Aggregate Float Adjusted Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. While the Federal Reserve began cutting short-term interest rates in September, sticky inflation and solid growth reduced expectations for further rate cuts, which weighed on bond prices.
  U.S. Treasuries returned 0.58% for the period. Returns were higher for agency bonds (+3.14%), corporate bonds (+2.13%), and mortgage-backed securities (+1.54%), as measured by components of the Bloomberg U.S. Aggregate Float Adjusted Index.
  By credit quality, the highest- and lowest-rated investment-grade bonds outperformed those in the middle. By maturity, shorter-dated bonds outperformed their longer-dated counterparts.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	1.14%	-0.42%	1.23%
Bloomberg U.S. Aggregate Float Adjusted Index	1.33%	-0.27%	1.39%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$342,424
Number of Portfolio Holdings	17,886
Portfolio Turnover Rate	36%
Total Investment Advisory Fees (in thousands)	$6,169
Portfolio Composition % of Net Assets (as of December 31, 2024)
Asset-Backed/Commercial Mortgage-Backed Securities	2.1%
Corporate Bonds	25.9%
Sovereign Bonds	3.3%
Taxable Municipal Bonds	0.5%
U.S. Government and Agency Obligations	67.4%
Other Assets and Liabilities—Net	0.8%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR84

Vanguard Total Bond Market Index Fund
ETF Shares (BND) Nasdaq
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Vanguard Total Bond Market Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$3	0.03%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed in line with its expense-free benchmark, the Bloomberg U.S. Aggregate Float Adjusted Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. While the Federal Reserve began cutting short-term interest rates in September, sticky inflation and solid growth reduced expectations for further rate cuts, which weighed on bond prices.
  U.S. Treasuries returned 0.58% for the period. Returns were higher for agency bonds (+3.14%), corporate bonds (+2.13%), and mortgage-backed securities (+1.54%), as measured by components of the Bloomberg U.S. Aggregate Float Adjusted Index.
  By credit quality, the highest- and lowest-rated investment-grade bonds outperformed those in the middle. By maturity, shorter-dated bonds outperformed their longer-dated counterparts.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	1.34%	-0.29%	1.34%
ETF Shares Market Price	1.36%	-0.33%	1.33%
Bloomberg U.S. Aggregate Float Adjusted Index	1.33%	-0.27%	1.39%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$342,424
Number of Portfolio Holdings	17,886
Portfolio Turnover Rate	36%
Total Investment Advisory Fees (in thousands)	$6,169
Portfolio Composition % of Net Assets (as of December 31, 2024)
Asset-Backed/Commercial Mortgage-Backed Securities	2.1%
Corporate Bonds	25.9%
Sovereign Bonds	3.3%
Taxable Municipal Bonds	0.5%
U.S. Government and Agency Obligations	67.4%
Other Assets and Liabilities—Net	0.8%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR928

Vanguard Total Bond Market Index Fund
Admiral™ Shares (VBTLX)
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Vanguard Total Bond Market Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.05%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed in line with its expense-free benchmark, the Bloomberg U.S. Aggregate Float Adjusted Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. While the Federal Reserve began cutting short-term interest rates in September, sticky inflation and solid growth reduced expectations for further rate cuts, which weighed on bond prices.
  U.S. Treasuries returned 0.58% for the period. Returns were higher for agency bonds (+3.14%), corporate bonds (+2.13%), and mortgage-backed securities (+1.54%), as measured by components of the Bloomberg U.S. Aggregate Float Adjusted Index.
  By credit quality, the highest- and lowest-rated investment-grade bonds outperformed those in the middle. By maturity, shorter-dated bonds outperformed their longer-dated counterparts.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	1.24%	-0.32%	1.33%
Bloomberg U.S. Aggregate Float Adjusted Index	1.33%	-0.27%	1.39%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$342,424
Number of Portfolio Holdings	17,886
Portfolio Turnover Rate	36%
Total Investment Advisory Fees (in thousands)	$6,169
Portfolio Composition % of Net Assets (as of December 31, 2024)
Asset-Backed/Commercial Mortgage-Backed Securities	2.1%
Corporate Bonds	25.9%
Sovereign Bonds	3.3%
Taxable Municipal Bonds	0.5%
U.S. Government and Agency Obligations	67.4%
Other Assets and Liabilities—Net	0.8%
How has the Fund changed?
Subsequent to the Fund's fiscal year end, the expense ratio for the Admiral Share class was reduced.
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR584

Vanguard Total Bond Market Index Fund
Institutional Shares (VBTIX)
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Vanguard Total Bond Market Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$4	0.035%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed in line with its expense-free benchmark, the Bloomberg U.S. Aggregate Float Adjusted Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. While the Federal Reserve began cutting short-term interest rates in September, sticky inflation and solid growth reduced expectations for further rate cuts, which weighed on bond prices.
  U.S. Treasuries returned 0.58% for the period. Returns were higher for agency bonds (+3.14%), corporate bonds (+2.13%), and mortgage-backed securities (+1.54%), as measured by components of the Bloomberg U.S. Aggregate Float Adjusted Index.
  By credit quality, the highest- and lowest-rated investment-grade bonds outperformed those in the middle. By maturity, shorter-dated bonds outperformed their longer-dated counterparts.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $5,000,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	1.25%	-0.30%	1.34%
Bloomberg U.S. Aggregate Float Adjusted Index	1.33%	-0.27%	1.39%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$342,424
Number of Portfolio Holdings	17,886
Portfolio Turnover Rate	36%
Total Investment Advisory Fees (in thousands)	$6,169
Portfolio Composition % of Net Assets (as of December 31, 2024)
Asset-Backed/Commercial Mortgage-Backed Securities	2.1%
Corporate Bonds	25.9%
Sovereign Bonds	3.3%
Taxable Municipal Bonds	0.5%
U.S. Government and Agency Obligations	67.4%
Other Assets and Liabilities—Net	0.8%
How has the Fund changed?
Subsequent to the Fund's fiscal year end, the expense ratio for the Institutional Share class was reduced.
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR222

Vanguard Total Bond Market Index Fund
Institutional Plus Shares (VBMPX)
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Vanguard Total Bond Market Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$3	0.03%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed in line with its expense-free benchmark, the Bloomberg U.S. Aggregate Float Adjusted Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. While the Federal Reserve began cutting short-term interest rates in September, sticky inflation and solid growth reduced expectations for further rate cuts, which weighed on bond prices.
  U.S. Treasuries returned 0.58% for the period. Returns were higher for agency bonds (+3.14%), corporate bonds (+2.13%), and mortgage-backed securities (+1.54%), as measured by components of the Bloomberg U.S. Aggregate Float Adjusted Index.
  By credit quality, the highest- and lowest-rated investment-grade bonds outperformed those in the middle. By maturity, shorter-dated bonds outperformed their longer-dated counterparts.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $100,000,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Plus Shares	1.26%	-0.30%	1.35%
Bloomberg U.S. Aggregate Float Adjusted Index	1.33%	-0.27%	1.39%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$342,424
Number of Portfolio Holdings	17,886
Portfolio Turnover Rate	36%
Total Investment Advisory Fees (in thousands)	$6,169
Portfolio Composition % of Net Assets (as of December 31, 2024)
Asset-Backed/Commercial Mortgage-Backed Securities	2.1%
Corporate Bonds	25.9%
Sovereign Bonds	3.3%
Taxable Municipal Bonds	0.5%
U.S. Government and Agency Obligations	67.4%
Other Assets and Liabilities—Net	0.8%
How has the Fund changed?
Subsequent to the Fund's fiscal year end, the expense ratio for the Institutional Plus Share class was reduced.
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR850

Vanguard Total Bond Market Index Fund
Institutional Select Shares (VTBSX)
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Vanguard Total Bond Market Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Select Shares	$1	0.01%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed in line with its expense-free benchmark, the Bloomberg U.S. Aggregate Float Adjusted Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. While the Federal Reserve began cutting short-term interest rates in September, sticky inflation and solid growth reduced expectations for further rate cuts, which weighed on bond prices.
  U.S. Treasuries returned 0.58% for the period. Returns were higher for agency bonds (+3.14%), corporate bonds (+2.13%), and mortgage-backed securities (+1.54%), as measured by components of the Bloomberg U.S. Aggregate Float Adjusted Index.
  By credit quality, the highest- and lowest-rated investment-grade bonds outperformed those in the middle. By maturity, shorter-dated bonds outperformed their longer-dated counterparts.
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: June 24, 2016, Through December 31, 2024
Initial Investment of $3,000,000,000
Average Annual Total Returns
	1 Year	5 Years	Since Inception (6/24/2016)
Institutional Select Shares	1.28%	-0.28%	0.98%
Bloomberg U.S. Aggregate Float Adjusted Index	1.33%	-0.27%	1.01%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$342,424
Number of Portfolio Holdings	17,886
Portfolio Turnover Rate	36%
Total Investment Advisory Fees (in thousands)	$6,169
Portfolio Composition % of Net Assets (as of December 31, 2024)
Asset-Backed/Commercial Mortgage-Backed Securities	2.1%
Corporate Bonds	25.9%
Sovereign Bonds	3.3%
Taxable Municipal Bonds	0.5%
U.S. Government and Agency Obligations	67.4%
Other Assets and Liabilities—Net	0.8%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1884

Vanguard Total Bond Market II Index Fund
Investor Shares (VTBIX)
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Vanguard Total Bond Market II Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$9	0.09%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed in line with its expense-free benchmark, the Bloomberg U.S. Aggregate Float Adjusted Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. While the Federal Reserve began cutting short-term interest rates in September, sticky inflation and solid growth reduced expectations for further rate cuts, which weighed on bond prices.
  U.S. Treasuries returned 0.58% for the period. Returns were higher for agency bonds (+3.14%), corporate bonds (+2.13%), and mortgage-backed securities (+1.54%), as measured by components of the Bloomberg U.S. Aggregate Float Adjusted Index.
  By credit quality, the highest- and lowest-rated investment-grade bonds outperformed those in the middle. By maturity, shorter-dated bonds outperformed their longer-dated counterparts.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	1.24%	-0.43%	1.23%
Bloomberg U.S. Aggregate Float Adjusted Index	1.33%	-0.27%	1.39%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$309,451
Number of Portfolio Holdings	16,416
Portfolio Turnover Rate	88%
Total Investment Advisory Fees (in thousands)	$9,422
Portfolio Composition % of Net Assets (as of December 31, 2024)
Asset-Backed/Commercial Mortgage-Backed Securities	2.0%
Corporate Bonds	25.7%
Sovereign Bonds	3.2%
Taxable Municipal Bonds	0.5%
U.S. Government and Agency Obligations	67.7%
Other Assets and Liabilities—Net	0.9%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR635

Vanguard Total Bond Market II Index Fund
Institutional Shares (VTBNX)
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Vanguard Total Bond Market II Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$2	0.02%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed in line with its expense-free benchmark, the Bloomberg U.S. Aggregate Float Adjusted Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. While the Federal Reserve began cutting short-term interest rates in September, sticky inflation and solid growth reduced expectations for further rate cuts, which weighed on bond prices.
  U.S. Treasuries returned 0.58% for the period. Returns were higher for agency bonds (+3.14%), corporate bonds (+2.13%), and mortgage-backed securities (+1.54%), as measured by components of the Bloomberg U.S. Aggregate Float Adjusted Index.
  By credit quality, the highest- and lowest-rated investment-grade bonds outperformed those in the middle. By maturity, shorter-dated bonds outperformed their longer-dated counterparts.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $5,000,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	1.31%	-0.36%	1.30%
Bloomberg U.S. Aggregate Float Adjusted Index	1.33%	-0.27%	1.39%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$309,451
Number of Portfolio Holdings	16,416
Portfolio Turnover Rate	88%
Total Investment Advisory Fees (in thousands)	$9,422
Portfolio Composition % of Net Assets (as of December 31, 2024)
Asset-Backed/Commercial Mortgage-Backed Securities	2.0%
Corporate Bonds	25.7%
Sovereign Bonds	3.2%
Taxable Municipal Bonds	0.5%
U.S. Government and Agency Obligations	67.7%
Other Assets and Liabilities—Net	0.9%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR660

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit and Risk Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: Mark Loughridge, Sarah Bloom Raskin, Peter F. Volanakis, and Tara Bunch.

Item 4: Principal Accountant Fees and Services.

Includes fees billed in connection with services to the Registrant only.

	Fiscal Year Ended December 31, 2024	Fiscal Year Ended December 31, 2023
(a) Audit Fees.	$427,000	$419,000
(b) Audit-Related Fees.	0	0
(c) Tax Fees.	0	0
(d) All Other Fees.	0	0
Total.	$427,000	$419,000

(e)	(1) Pre-Approval Policies. The audit committee is responsible for pre-approving all audit and non-audit services provided by PwC to: (i) the Vanguard funds; and (ii) Vanguard, or any entity controlled by Vanguard that provides ongoing services to the Vanguard funds. All services provided to Vanguard entities by the independent auditor, whether or not they are subject to preapproval, must be disclosed to the audit committee. The audit committee chair may preapprove any permissible audit and non-audit services as long as any preapproval is brought to the attention of the full audit committee at the next scheduled meeting.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)	Aggregate Non-Audit Fees.

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

	Fiscal Year Ended December 31, 2024	Fiscal Year Ended December 31, 2023
Non-audit fees to the Registrant only, listed as (b) through (d) above.	$0	$0

Non-audit Fees to other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.
Audit-Related Fees.	$3,802,420	$3,295,934
Tax Fees.	$2,062,604	$1,678,928
All Other Fees.	$293,000	$25,000
Total.	$6,158,024	$4,999,862

(h)	For the most recent fiscal year, the Audit and Risk Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: Mark Loughridge, Sarah Bloom Raskin, Peter F. Volanakis, and Tara Bunch.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the year ended December 31, 2024
Vanguard Bond Index Funds
Vanguard Short-Term Bond Index Fund
Vanguard Intermediate-Term Bond Index Fund
Vanguard Long-Term Bond Index Fund

Contents
Short-Term Bond Index Fund	1
Intermediate-Term Bond Index Fund	54
Long-Term Bond Index Fund	104
Report of Independent Registered Public Accounting Firm	163
Tax information	164

Short-Term Bond Index Fund
Financial Statements
Schedule of Investments
As of December 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (68.9%)
U.S. Government Securities (68.0%)
United States Treasury Note/Bond	3.875%	1/15/26	76,822	76,558
United States Treasury Note/Bond	0.375%	1/31/26	135,510	130,005
United States Treasury Note/Bond	2.625%	1/31/26	158,830	156,125
United States Treasury Note/Bond	4.250%	1/31/26	135,431	135,431
United States Treasury Note/Bond	1.625%	2/15/26	282,804	274,718
United States Treasury Note/Bond	4.000%	2/15/26	120,754	120,433
United States Treasury Note/Bond	6.000%	2/15/26	70,340	71,505
United States Treasury Note/Bond	0.500%	2/28/26	391,534	375,077
United States Treasury Note/Bond	2.500%	2/28/26	159,995	156,820
United States Treasury Note/Bond	4.625%	2/28/26	413,162	414,841
United States Treasury Note/Bond	4.625%	3/15/26	233,255	234,239
United States Treasury Note/Bond	0.750%	3/31/26	334,231	320,131
United States Treasury Note/Bond	2.250%	3/31/26	179,250	174,881
United States Treasury Note/Bond	4.500%	3/31/26	385,671	386,756
United States Treasury Note/Bond	3.750%	4/15/26	248,051	246,462
United States Treasury Note/Bond	0.750%	4/30/26	366,758	350,311
United States Treasury Note/Bond	2.375%	4/30/26	135,925	132,633
United States Treasury Note/Bond	4.875%	4/30/26	415,076	418,319
United States Treasury Note/Bond	1.625%	5/15/26	331,483	319,933
United States Treasury Note/Bond	3.625%	5/15/26	228,236	226,346
United States Treasury Note/Bond	0.750%	5/31/26	344,000	327,606
United States Treasury Note/Bond	2.125%	5/31/26	126,611	122,931
United States Treasury Note/Bond	4.875%	5/31/26	403,125	406,464
United States Treasury Note/Bond	4.125%	6/15/26	225,300	224,913
United States Treasury Note/Bond	0.875%	6/30/26	316,664	301,326
United States Treasury Note/Bond	1.875%	6/30/26	103,314	99,795
United States Treasury Note/Bond	4.625%	6/30/26	414,609	416,876
United States Treasury Note/Bond	4.500%	7/15/26	224,583	225,390
United States Treasury Note/Bond	0.625%	7/31/26	337,933	319,347
United States Treasury Note/Bond	1.875%	7/31/26	135,055	130,201
United States Treasury Note/Bond	4.375%	7/31/26	430,599	431,406
United States Treasury Note/Bond	1.500%	8/15/26	333,825	319,533
United States Treasury Note/Bond	4.375%	8/15/26	315,685	316,277
United States Treasury Note/Bond	6.750%	8/15/26	3,400	3,524
United States Treasury Note/Bond	0.750%	8/31/26	361,030	340,948
United States Treasury Note/Bond	1.375%	8/31/26	113,475	108,298
United States Treasury Note/Bond	3.750%	8/31/26	372,623	369,770
United States Treasury Note/Bond	4.625%	9/15/26	157,315	158,249
United States Treasury Note/Bond	0.875%	9/30/26	324,910	306,634
United States Treasury Note/Bond	1.625%	9/30/26	60,115	57,494
United States Treasury Note/Bond	3.500%	9/30/26	371,132	366,551
United States Treasury Note/Bond	4.625%	10/15/26	194,968	196,187
United States Treasury Note/Bond	1.125%	10/31/26	328,032	310,144
United States Treasury Note/Bond	1.625%	10/31/26	131,895	125,877
United States Treasury Note/Bond	4.125%	10/31/26	378,272	377,504
United States Treasury Note/Bond	2.000%	11/15/26	225,903	216,796
United States Treasury Note/Bond	4.625%	11/15/26	219,125	220,563
United States Treasury Note/Bond	6.500%	11/15/26	2,000	2,083
United States Treasury Note/Bond	1.250%	11/30/26	345,505	326,664
United States Treasury Note/Bond	1.625%	11/30/26	118,099	112,452
United States Treasury Note/Bond	4.250%	11/30/26	512,004	512,004
United States Treasury Note/Bond	4.375%	12/15/26	199,844	200,344
United States Treasury Note/Bond	1.250%	12/31/26	253,730	239,299
United States Treasury Note/Bond	1.750%	12/31/26	140,145	133,532
United States Treasury Note/Bond	4.250%	12/31/26	290,000	290,045
United States Treasury Note/Bond	4.000%	1/15/27	246,235	245,042
United States Treasury Note/Bond	1.500%	1/31/27	443,760	419,631
United States Treasury Note/Bond	2.250%	2/15/27	264,595	253,929
United States Treasury Note/Bond	4.125%	2/15/27	313,442	312,609

Short-Term Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	6.625%	2/15/27	2,000	2,097
United States Treasury Note/Bond	1.125%	2/28/27	84,410	79,016
United States Treasury Note/Bond	1.875%	2/28/27	308,984	293,969
United States Treasury Note/Bond	4.250%	3/15/27	295,128	295,128
United States Treasury Note/Bond	0.625%	3/31/27	138,840	128,188
United States Treasury Note/Bond	2.500%	3/31/27	307,350	295,968
United States Treasury Note/Bond	4.500%	4/15/27	267,718	269,098
United States Treasury Note/Bond	0.500%	4/30/27	196,340	180,111
United States Treasury Note/Bond	2.750%	4/30/27	291,724	282,061
United States Treasury Note/Bond	2.375%	5/15/27	324,470	310,731
United States Treasury Note/Bond	4.500%	5/15/27	216,684	217,801
United States Treasury Note/Bond	0.500%	5/31/27	184,920	169,086
United States Treasury Note/Bond	2.625%	5/31/27	264,828	254,979
United States Treasury Note/Bond	4.625%	6/15/27	156,634	157,980
United States Treasury Note/Bond	0.500%	6/30/27	227,615	207,521
United States Treasury Note/Bond	3.250%	6/30/27	275,110	268,705
United States Treasury Note/Bond	4.375%	7/15/27	235,820	236,483
United States Treasury Note/Bond	0.375%	7/31/27	257,315	233,031
United States Treasury Note/Bond	2.750%	7/31/27	271,677	261,701
United States Treasury Note/Bond	2.250%	8/15/27	269,101	255,772
United States Treasury Note/Bond	3.750%	8/15/27	226,104	223,278
United States Treasury Note/Bond	6.375%	8/15/27	9,718	10,196
United States Treasury Note/Bond	0.500%	8/31/27	240,730	218,086
United States Treasury Note/Bond	3.125%	8/31/27	269,350	261,648
United States Treasury Note/Bond	3.375%	9/15/27	243,584	238,065
United States Treasury Note/Bond	0.375%	9/30/27	283,050	254,701
United States Treasury Note/Bond	4.125%	9/30/27	267,870	266,866
United States Treasury Note/Bond	3.875%	10/15/27	195,941	193,920
United States Treasury Note/Bond	0.500%	10/31/27	269,200	242,280
United States Treasury Note/Bond	4.125%	10/31/27	198,064	197,321
United States Treasury Note/Bond	2.250%	11/15/27	274,960	259,966
United States Treasury Note/Bond	4.125%	11/15/27	267,187	266,102
United States Treasury Note/Bond	6.125%	11/15/27	9,140	9,576
United States Treasury Note/Bond	0.625%	11/30/27	305,025	274,713
United States Treasury Note/Bond	3.875%	11/30/27	255,565	252,730
United States Treasury Note/Bond	4.000%	12/15/27	207,120	205,567
United States Treasury Note/Bond	0.625%	12/31/27	325,950	292,744
United States Treasury Note/Bond	3.875%	12/31/27	239,067	236,415
United States Treasury Note/Bond	0.750%	1/31/28	359,730	323,195
United States Treasury Note/Bond	3.500%	1/31/28	258,557	252,699
United States Treasury Note/Bond	2.750%	2/15/28	352,420	336,561
United States Treasury Note/Bond	1.125%	2/29/28	387,909	351,906
United States Treasury Note/Bond	4.000%	2/29/28	238,971	236,880
United States Treasury Note/Bond	1.250%	3/31/28	354,080	321,604
United States Treasury Note/Bond	3.625%	3/31/28	265,686	260,289
United States Treasury Note/Bond	1.250%	4/30/28	357,610	323,861
United States Treasury Note/Bond	3.500%	4/30/28	241,522	235,484
United States Treasury Note/Bond	2.875%	5/15/28	362,650	346,444
United States Treasury Note/Bond	1.250%	5/31/28	363,000	327,891
United States Treasury Note/Bond	3.625%	5/31/28	276,623	270,572
United States Treasury Note/Bond	1.250%	6/30/28	319,735	288,161
United States Treasury Note/Bond	4.000%	6/30/28	229,036	226,710
United States Treasury Note/Bond	1.000%	7/31/28	355,230	316,266
United States Treasury Note/Bond	4.125%	7/31/28	247,722	246,058
United States Treasury Note/Bond	2.875%	8/15/28	405,521	385,815
United States Treasury Note/Bond	5.500%	8/15/28	7,000	7,279
United States Treasury Note/Bond	1.125%	8/31/28	369,597	329,692
United States Treasury Note/Bond	4.375%	8/31/28	149,373	149,536
United States Treasury Note/Bond	1.250%	9/30/28	356,634	318,742
United States Treasury Note/Bond	4.625%	9/30/28	346,874	350,234
United States Treasury Note/Bond	1.375%	10/31/28	329,825	295,503
United States Treasury Note/Bond	4.875%	10/31/28	406,283	413,647
United States Treasury Note/Bond	3.125%	11/15/28	345,665	330,758
United States Treasury Note/Bond	5.250%	11/15/28	62,880	64,707
United States Treasury Note/Bond	1.500%	11/30/28	329,540	296,020
United States Treasury Note/Bond	4.375%	11/30/28	308,938	309,179
United States Treasury Note/Bond	1.375%	12/31/28	326,900	291,554
United States Treasury Note/Bond	3.750%	12/31/28	333,833	326,426
United States Treasury Note/Bond	1.750%	1/31/29	309,495	279,513
United States Treasury Note/Bond	4.000%	1/31/29	352,725	347,985

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	2.625%	2/15/29	364,740	341,032
	United States Treasury Note/Bond	5.250%	2/15/29	7,760	8,029
	United States Treasury Note/Bond	1.875%	2/28/29	298,005	269,974
	United States Treasury Note/Bond	4.250%	2/28/29	348,523	346,998
	United States Treasury Note/Bond	2.375%	3/31/29	275,445	254,270
	United States Treasury Note/Bond	4.125%	3/31/29	393,914	390,221
	United States Treasury Note/Bond	2.875%	4/30/29	259,000	243,824
	United States Treasury Note/Bond	4.625%	4/30/29	387,778	391,656
	United States Treasury Note/Bond	2.375%	5/15/29	287,000	264,578
	United States Treasury Note/Bond	2.750%	5/31/29	247,000	230,984
	United States Treasury Note/Bond	4.500%	5/31/29	390,504	392,518
	United States Treasury Note/Bond	3.250%	6/30/29	230,000	219,506
	United States Treasury Note/Bond	4.250%	6/30/29	401,644	399,573
	United States Treasury Note/Bond	2.625%	7/31/29	216,000	200,408
	United States Treasury Note/Bond	4.000%	7/31/29	402,106	395,949
	United States Treasury Note/Bond	1.625%	8/15/29	166,100	147,466
	United States Treasury Note/Bond	3.125%	8/31/29	197,825	187,439
	United States Treasury Note/Bond	3.625%	8/31/29	406,965	394,247
	United States Treasury Note/Bond	3.500%	9/30/29	357,547	344,195
	United States Treasury Note/Bond	3.875%	9/30/29	204,030	199,631
	United States Treasury Note/Bond	4.000%	10/31/29	200,000	196,688
	United States Treasury Note/Bond	4.125%	10/31/29	305,282	301,895
	United States Treasury Note/Bond	1.750%	11/15/29	150,000	133,031
	United States Treasury Note/Bond	3.875%	11/30/29	150,000	146,672
	United States Treasury Note/Bond	4.125%	11/30/29	503,535	498,028
	United States Treasury Note/Bond	4.375%	12/31/29	746,225	746,108
					39,679,453
Agency Bonds and Notes (0.9%)
	Federal Farm Credit Banks	4.875%	11/13/25	100	101
	Federal Farm Credit Banks	4.000%	1/13/26	7,880	7,858
	Federal Farm Credit Banks	3.875%	2/2/26	4,790	4,770
	Federal Farm Credit Banks	4.750%	3/9/26	7,375	7,414
	Federal Farm Credit Banks	4.500%	3/13/26	100	100
	Federal Farm Credit Banks	4.875%	4/20/26	20,070	20,218
	Federal Farm Credit Banks	4.750%	5/8/26	1,800	1,811
	Federal Farm Credit Banks	4.375%	6/23/26	20,115	20,139
	Federal Farm Credit Banks	4.375%	7/6/26	20,025	20,046
	Federal Farm Credit Banks	4.625%	7/17/26	19,745	19,839
	Federal Farm Credit Banks	5.000%	7/30/26	11,630	11,752
	Federal Farm Credit Banks	4.500%	8/14/26	9,050	9,077
	Federal Farm Credit Banks	4.875%	8/28/26	2,680	2,704
	Federal Farm Credit Banks	4.750%	9/1/26	100	101
	Federal Farm Credit Banks	4.500%	3/26/27	17,000	17,055
	Federal Farm Credit Banks	4.750%	5/6/27	5,189	5,234
	Federal Farm Credit Banks	4.500%	5/20/27	3,643	3,655
	Federal Farm Credit Banks	4.625%	11/15/27	4,630	4,661
	Federal Farm Credit Banks	4.500%	6/7/28	2,250	2,255
	Federal Farm Credit Banks	4.500%	9/22/28	13,711	13,744
	Federal Farm Credit Banks	4.250%	12/15/28	2,823	2,804
	Federal Farm Credit Banks	4.125%	3/20/29	100	99
	Federal Farm Credit Banks	4.375%	4/10/29	100	100
	Federal Farm Credit Banks	4.750%	4/30/29	3,414	3,455
	Federal Farm Credit Banks	3.500%	9/10/29	2,210	2,121
[1]	Federal Home Loan Banks	0.650%	2/26/26	100	96
[1]	Federal Home Loan Banks	0.960%	3/5/26	100	96
[1]	Federal Home Loan Banks	1.000%	3/23/26	98	94
	Federal Home Loan Banks	4.375%	6/12/26	7,750	7,759
[1]	Federal Home Loan Banks	1.100%	8/20/26	100	95
	Federal Home Loan Banks	3.625%	9/4/26	13,195	13,050
	Federal Home Loan Banks	1.875%	9/11/26	34,930	33,555
	Federal Home Loan Banks	4.625%	9/11/26	37,550	37,738
	Federal Home Loan Banks	4.000%	10/9/26	14,900	14,821
	Federal Home Loan Banks	4.625%	11/17/26	28,510	28,673
	Federal Home Loan Banks	1.250%	12/21/26	29,545	27,849
	Federal Home Loan Banks	4.125%	1/15/27	8,450	8,416
[1]	Federal Home Loan Banks	0.900%	2/26/27	100	93
	Federal Home Loan Banks	3.000%	3/12/27	240	233
	Federal Home Loan Banks	4.500%	3/12/27	5,000	5,016
	Federal Home Loan Banks	4.750%	4/9/27	12,550	12,659

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Federal Home Loan Banks	4.250%	12/10/27	2,915	2,905
	Federal Home Loan Banks	4.500%	3/10/28	100	100
	Federal Home Loan Banks	3.250%	6/9/28	240	231
	Federal Home Loan Banks	4.000%	6/30/28	38,330	37,828
	Federal Home Loan Banks	4.375%	9/8/28	14,950	14,922
	Federal Home Loan Banks	3.250%	11/16/28	435	418
	Federal Home Loan Banks	4.750%	12/8/28	1,105	1,117
[1,2]	Federal Home Loan Mortgage Corp.	0.800%	10/28/26	100	94
[1,2]	Federal Home Loan Mortgage Corp.	4.814%	8/20/29	240	239
[2]	Federal National Mortgage Assn.	2.125%	4/24/26	40,940	39,821
[2]	Federal National Mortgage Assn.	1.875%	9/24/26	35,150	33,738
[1]	Private Export Funding Corp.	3.900%	10/15/27	2,850	2,800
[1]	Private Export Funding Corp.	4.300%	12/15/28	2,650	2,617
[1]	Private Export Funding Corp.	3.650%	3/15/30	2,250	2,152
[1]	Tennessee Valley Authority	2.875%	2/1/27	12,725	12,347
	Tennessee Valley Authority	3.875%	3/15/28	13,415	13,191
					535,876
Total U.S. Government and Agency Obligations (Cost $40,770,282)					40,215,329
Corporate Bonds (25.4%)
Communications (1.3%)
	Alphabet Inc.	1.998%	8/15/26	8,277	7,972
	Alphabet Inc.	0.800%	8/15/27	6,223	5,691
	AppLovin Corp.	5.125%	12/1/29	5,200	5,183
	AT&T Inc.	1.700%	3/25/26	19,090	18,420
	AT&T Inc.	3.800%	2/15/27	3,683	3,612
	AT&T Inc.	4.250%	3/1/27	9,526	9,434
	AT&T Inc.	2.300%	6/1/27	18,595	17,553
	AT&T Inc.	1.650%	2/1/28	16,179	14,708
[1]	AT&T Inc.	4.100%	2/15/28	8,425	8,241
	AT&T Inc.	4.350%	3/1/29	12,417	12,151
[1]	AT&T Inc.	4.300%	2/15/30	2,500	2,419
	Baidu Inc.	1.720%	4/9/26	3,402	3,271
	Baidu Inc.	1.625%	2/23/27	2,785	2,609
	Baidu Inc.	3.625%	7/6/27	5,740	5,591
	Baidu Inc.	4.375%	3/29/28	3,848	3,778
	Booking Holdings Inc.	3.600%	6/1/26	11,367	11,220
	Booking Holdings Inc.	3.550%	3/15/28	4,460	4,313
	Charter Communications Operating LLC	6.150%	11/10/26	6,844	6,974
	Charter Communications Operating LLC	3.750%	2/15/28	14,000	13,332
	Charter Communications Operating LLC	2.250%	1/15/29	8,135	7,170
	Charter Communications Operating LLC	5.050%	3/30/29	7,525	7,377
	Charter Communications Operating LLC	6.100%	6/1/29	10,635	10,837
	Comcast Corp.	3.150%	3/1/26	13,209	13,006
	Comcast Corp.	2.350%	1/15/27	13,229	12,641
	Comcast Corp.	3.300%	2/1/27	3,341	3,252
	Comcast Corp.	3.300%	4/1/27	5,194	5,045
	Comcast Corp.	3.150%	2/15/28	13,405	12,763
	Comcast Corp.	3.550%	5/1/28	7,269	6,978
	Comcast Corp.	4.150%	10/15/28	25,907	25,270
	Comcast Corp.	4.550%	1/15/29	2,717	2,689
	Comcast Corp.	5.100%	6/1/29	4,800	4,844
	Discovery Communications LLC	4.900%	3/11/26	8,233	8,214
	Discovery Communications LLC	3.950%	3/20/28	12,435	11,773
	Discovery Communications LLC	4.125%	5/15/29	4,267	3,979
	Electronic Arts Inc.	4.800%	3/1/26	3,163	3,164
	Expedia Group Inc.	5.000%	2/15/26	8,949	8,967
	Expedia Group Inc.	4.625%	8/1/27	6,351	6,325
	FactSet Research Systems Inc.	2.900%	3/1/27	3,022	2,902
	Fox Corp.	4.709%	1/25/29	11,831	11,689
	Interpublic Group of Cos. Inc.	4.650%	10/1/28	2,379	2,357
	Meta Platforms Inc.	3.500%	8/15/27	19,639	19,185
	Meta Platforms Inc.	4.600%	5/15/28	10,560	10,569
	Meta Platforms Inc.	4.300%	8/15/29	6,047	5,967
	Netflix Inc.	4.375%	11/15/26	5,851	5,834
	Netflix Inc.	4.875%	4/15/28	10,573	10,614
	Netflix Inc.	5.875%	11/15/28	15,128	15,669
	Netflix Inc.	6.375%	5/15/29	4,314	4,567
	Omnicom Group Inc.	3.600%	4/15/26	9,810	9,671

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Paramount Global	2.900%	1/15/27	2,510	2,400
	Paramount Global	3.375%	2/15/28	355	334
	Paramount Global	3.700%	6/1/28	4,160	3,923
	Paramount Global	4.200%	6/1/29	7,580	7,152
	Rogers Communications Inc.	2.900%	11/15/26	3,929	3,795
	Rogers Communications Inc.	3.200%	3/15/27	4,211	4,067
	Rogers Communications Inc.	5.000%	2/15/29	10,520	10,454
	Sprint Capital Corp.	6.875%	11/15/28	24,310	25,785
	Take-Two Interactive Software Inc.	5.000%	3/28/26	4,925	4,940
	Take-Two Interactive Software Inc.	3.700%	4/14/27	3,380	3,298
	Take-Two Interactive Software Inc.	4.950%	3/28/28	3,020	3,018
	TCI Communications Inc.	7.875%	2/15/26	4,050	4,191
	Telefonica Emisiones SA	4.103%	3/8/27	5,751	5,659
	TELUS Corp.	2.800%	2/16/27	5,480	5,248
	Thomson Reuters Corp.	3.350%	5/15/26	2,940	2,887
	T-Mobile USA Inc.	1.500%	2/15/26	5,827	5,620
	T-Mobile USA Inc.	2.250%	2/15/26	1,057	1,027
	T-Mobile USA Inc.	2.625%	4/15/26	12,382	12,069
	T-Mobile USA Inc.	3.750%	4/15/27	23,107	22,572
	T-Mobile USA Inc.	4.750%	2/1/28	9,706	9,644
	T-Mobile USA Inc.	2.050%	2/15/28	5,970	5,482
	T-Mobile USA Inc.	4.950%	3/15/28	4,175	4,175
	T-Mobile USA Inc.	4.800%	7/15/28	5,110	5,081
	T-Mobile USA Inc.	4.850%	1/15/29	2,210	2,198
	T-Mobile USA Inc.	2.625%	2/15/29	2,550	2,319
	T-Mobile USA Inc.	2.400%	3/15/29	5,404	4,866
	T-Mobile USA Inc.	3.375%	4/15/29	13,523	12,628
	T-Mobile USA Inc.	4.200%	10/1/29	9,285	8,982
	T-Mobile USA Inc.	3.875%	4/15/30	11,729	11,035
	TWDC Enterprises 18 Corp.	3.000%	2/13/26	6,782	6,675
[1]	TWDC Enterprises 18 Corp.	1.850%	7/30/26	4,977	4,777
	Verizon Communications Inc.	4.125%	3/16/27	985	974
	Verizon Communications Inc.	3.000%	3/22/27	5,924	5,720
	Verizon Communications Inc.	2.100%	3/22/28	31,684	29,129
	Verizon Communications Inc.	4.329%	9/21/28	27,271	26,763
	Verizon Communications Inc.	4.016%	12/3/29	6,781	6,507
	Walt Disney Co.	1.750%	1/13/26	5,406	5,259
	Walt Disney Co.	3.375%	11/15/26	4,321	4,232
	Walt Disney Co.	2.000%	9/1/29	14,815	13,167
	Warnermedia Holdings Inc.	3.755%	3/15/27	27,332	26,331
	Warnermedia Holdings Inc.	4.054%	3/15/29	5,414	5,036
					739,209
Consumer Discretionary (1.8%)
	Alibaba Group Holding Ltd.	3.400%	12/6/27	14,580	14,061
	Amazon.com Inc.	1.000%	5/12/26	7,288	6,972
	Amazon.com Inc.	3.300%	4/13/27	34,894	34,060
	Amazon.com Inc.	3.150%	8/22/27	14,363	13,886
	Amazon.com Inc.	4.550%	12/1/27	15,270	15,357
	Amazon.com Inc.	1.650%	5/12/28	5,180	4,718
	Amazon.com Inc.	3.450%	4/13/29	9,975	9,565
	Amazon.com Inc.	4.650%	12/1/29	9,000	9,056
[1]	American Honda Finance Corp.	4.950%	1/9/26	4,350	4,358
[1]	American Honda Finance Corp.	5.250%	7/7/26	8,520	8,584
[1]	American Honda Finance Corp.	2.300%	9/9/26	3,791	3,650
[1]	American Honda Finance Corp.	4.400%	10/5/26	8,805	8,773
[1]	American Honda Finance Corp.	2.350%	1/8/27	1,524	1,455
	American Honda Finance Corp.	4.900%	3/12/27	7,230	7,249
[1]	American Honda Finance Corp.	4.900%	7/9/27	1,175	1,180
[1]	American Honda Finance Corp.	4.450%	10/22/27	4,750	4,716
[1]	American Honda Finance Corp.	2.000%	3/24/28	6,975	6,373
[1]	American Honda Finance Corp.	5.125%	7/7/28	7,680	7,730
	American Honda Finance Corp.	5.650%	11/15/28	10,530	10,799
	American Honda Finance Corp.	4.900%	3/13/29	3,390	3,378
[1]	American Honda Finance Corp.	4.400%	9/5/29	4,200	4,085
	Aptiv Swiss Holdings Ltd.	4.650%	9/13/29	2,375	2,305
	Aptiv Swiss Holdings Ltd.	6.875%	12/15/54	3,000	2,924
	AutoNation Inc.	3.800%	11/15/27	3,630	3,509
	AutoZone Inc.	3.125%	4/21/26	4,782	4,684
	AutoZone Inc.	5.050%	7/15/26	4,820	4,847

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AutoZone Inc.	3.750%	6/1/27	6,666	6,512
	AutoZone Inc.	4.500%	2/1/28	4,230	4,191
	AutoZone Inc.	6.250%	11/1/28	1,975	2,065
	AutoZone Inc.	3.750%	4/18/29	3,000	2,860
	AutoZone Inc.	5.100%	7/15/29	5,500	5,527
	Best Buy Co. Inc.	4.450%	10/1/28	1,750	1,721
	BorgWarner Inc.	2.650%	7/1/27	8,445	8,031
	BorgWarner Inc.	4.950%	8/15/29	925	919
	Brunswick Corp.	5.850%	3/18/29	2,650	2,691
	Choice Hotels International Inc.	3.700%	12/1/29	2,316	2,150
	Darden Restaurants Inc.	3.850%	5/1/27	4,325	4,229
	Darden Restaurants Inc.	4.350%	10/15/27	2,560	2,525
	Darden Restaurants Inc.	4.550%	10/15/29	2,200	2,145
	DR Horton Inc.	1.300%	10/15/26	355	334
	DR Horton Inc.	1.400%	10/15/27	2,270	2,074
	eBay Inc.	1.400%	5/10/26	5,065	4,847
	eBay Inc.	3.600%	6/5/27	5,122	4,994
	eBay Inc.	5.950%	11/22/27	4,725	4,879
[1]	Ford Motor Credit Co. LLC	4.389%	1/8/26	10	10
	Ford Motor Credit Co. LLC	6.950%	6/10/26	6,102	6,236
	Ford Motor Credit Co. LLC	4.542%	8/1/26	6,597	6,522
	Ford Motor Credit Co. LLC	2.700%	8/10/26	7,249	6,961
	Ford Motor Credit Co. LLC	5.125%	11/5/26	11,555	11,545
	Ford Motor Credit Co. LLC	4.271%	1/9/27	13,555	13,276
	Ford Motor Credit Co. LLC	5.800%	3/5/27	1,842	1,858
	Ford Motor Credit Co. LLC	5.850%	5/17/27	9,158	9,252
	Ford Motor Credit Co. LLC	4.950%	5/28/27	8,968	8,888
	Ford Motor Credit Co. LLC	4.125%	8/17/27	12,220	11,824
	Ford Motor Credit Co. LLC	3.815%	11/2/27	1,494	1,431
	Ford Motor Credit Co. LLC	7.350%	11/4/27	2,853	2,985
	Ford Motor Credit Co. LLC	2.900%	2/16/28	4,908	4,528
	Ford Motor Credit Co. LLC	6.800%	5/12/28	3,402	3,516
	Ford Motor Credit Co. LLC	6.798%	11/7/28	19,097	19,789
	Ford Motor Credit Co. LLC	2.900%	2/10/29	5,446	4,874
	Ford Motor Credit Co. LLC	5.800%	3/8/29	9,845	9,844
	Ford Motor Credit Co. LLC	5.113%	5/3/29	20,346	19,799
	Ford Motor Credit Co. LLC	5.303%	9/6/29	19,080	18,699
	Fortune Brands Innovations Inc.	3.250%	9/15/29	3,950	3,651
	General Motors Co.	6.800%	10/1/27	3,340	3,487
	General Motors Co.	5.400%	10/15/29	1,045	1,051
	General Motors Financial Co. Inc.	1.250%	1/8/26	10,291	9,914
	General Motors Financial Co. Inc.	5.250%	3/1/26	13,395	13,433
	General Motors Financial Co. Inc.	5.400%	4/6/26	8,425	8,474
	General Motors Financial Co. Inc.	1.500%	6/10/26	11,679	11,130
	General Motors Financial Co. Inc.	4.000%	10/6/26	11,383	11,220
	General Motors Financial Co. Inc.	4.350%	1/17/27	13,035	12,882
	General Motors Financial Co. Inc.	2.350%	2/26/27	5,081	4,814
	General Motors Financial Co. Inc.	5.000%	4/9/27	10,299	10,305
	General Motors Financial Co. Inc.	5.350%	7/15/27	9,612	9,705
	General Motors Financial Co. Inc.	2.700%	8/20/27	5,558	5,250
	General Motors Financial Co. Inc.	3.850%	1/5/28	159	154
	General Motors Financial Co. Inc.	6.000%	1/9/28	357	366
	General Motors Financial Co. Inc.	2.400%	4/10/28	5,175	4,754
	General Motors Financial Co. Inc.	5.800%	6/23/28	8,183	8,348
	General Motors Financial Co. Inc.	2.400%	10/15/28	3,663	3,320
	General Motors Financial Co. Inc.	5.800%	1/7/29	4,175	4,258
	General Motors Financial Co. Inc.	4.300%	4/6/29	5,264	5,078
	General Motors Financial Co. Inc.	5.550%	7/15/29	10,170	10,281
	General Motors Financial Co. Inc.	4.900%	10/6/29	3,570	3,514
	Genuine Parts Co.	4.950%	8/15/29	4,485	4,469
	GXO Logistics Inc.	1.650%	7/15/26	4,520	4,297
	GXO Logistics Inc.	6.250%	5/6/29	3,540	3,626
	Hasbro Inc.	3.550%	11/19/26	3,548	3,466
	Home Depot Inc.	3.000%	4/1/26	7,777	7,639
	Home Depot Inc.	5.150%	6/25/26	10,165	10,265
	Home Depot Inc.	2.125%	9/15/26	4,670	4,493
	Home Depot Inc.	4.950%	9/30/26	3,320	3,350
	Home Depot Inc.	2.500%	4/15/27	5,202	4,977
	Home Depot Inc.	2.875%	4/15/27	7,152	6,912
	Home Depot Inc.	2.800%	9/14/27	3,961	3,794

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Home Depot Inc.	1.500%	9/15/28	6,144	5,491
	Home Depot Inc.	3.900%	12/6/28	7,435	7,245
	Home Depot Inc.	4.900%	4/15/29	5,925	5,977
	Home Depot Inc.	2.950%	6/15/29	10,125	9,410
	Home Depot Inc.	4.750%	6/25/29	7,075	7,087
	Honda Motor Co. Ltd.	2.534%	3/10/27	14,957	14,291
	Hyatt Hotels Corp.	4.850%	3/15/26	4,462	4,458
	Hyatt Hotels Corp.	5.750%	1/30/27	3,455	3,508
	Hyatt Hotels Corp.	5.250%	6/30/29	5,150	5,154
	JD.com Inc.	3.875%	4/29/26	4,649	4,585
	Las Vegas Sands Corp.	5.900%	6/1/27	6,860	6,959
	Las Vegas Sands Corp.	3.900%	8/8/29	3,145	2,922
	Lear Corp.	4.250%	5/15/29	4,794	4,613
	Leggett & Platt Inc.	3.500%	11/15/27	3,828	3,615
	Leggett & Platt Inc.	4.400%	3/15/29	2,973	2,783
	Leland Stanford Junior University	1.289%	6/1/27	3,149	2,903
	Lennar Corp.	5.250%	6/1/26	1,567	1,574
	Lennar Corp.	4.750%	11/29/27	5,230	5,214
	Lowe's Cos. Inc.	4.800%	4/1/26	5,050	5,058
	Lowe's Cos. Inc.	2.500%	4/15/26	6,167	6,014
	Lowe's Cos. Inc.	3.350%	4/1/27	9,306	9,043
	Lowe's Cos. Inc.	3.100%	5/3/27	8,782	8,492
	Lowe's Cos. Inc.	1.300%	4/15/28	5,743	5,134
	Lowe's Cos. Inc.	1.700%	9/15/28	3,037	2,716
	Lowe's Cos. Inc.	3.650%	4/5/29	9,295	8,849
	Magna International Inc.	5.050%	3/14/29	6,105	6,130
[1]	Marriott International Inc.	3.125%	6/15/26	4,049	3,958
	Marriott International Inc.	5.000%	10/15/27	2,196	2,212
[1]	Marriott International Inc.	4.000%	4/15/28	5,225	5,084
	Marriott International Inc.	5.550%	10/15/28	2,228	2,276
[1]	Marriott International Inc.	4.650%	12/1/28	2,495	2,477
	Marriott International Inc.	4.875%	5/15/29	1,485	1,479
	Masco Corp.	1.500%	2/15/28	5,100	4,595
[1]	McDonald's Corp.	3.500%	3/1/27	5,736	5,605
[1]	McDonald's Corp.	3.800%	4/1/28	7,925	7,712
	McDonald's Corp.	4.800%	8/14/28	5,625	5,632
[1]	McDonald's Corp.	5.000%	5/17/29	5,065	5,097
[1]	McDonald's Corp.	2.625%	9/1/29	6,070	5,527
	Mohawk Industries Inc.	5.850%	9/18/28	3,342	3,436
	NIKE Inc.	2.750%	3/27/27	5,452	5,253
	O'Reilly Automotive Inc.	3.550%	3/15/26	3,680	3,629
	O'Reilly Automotive Inc.	5.750%	11/20/26	3,105	3,158
	O'Reilly Automotive Inc.	3.600%	9/1/27	1,900	1,844
	O'Reilly Automotive Inc.	3.900%	6/1/29	6,860	6,572
	Owens Corning	3.400%	8/15/26	3,441	3,366
	Owens Corning	5.500%	6/15/27	1,200	1,221
	Owens Corning	3.950%	8/15/29	2,950	2,813
	Polaris Inc.	6.950%	3/15/29	2,662	2,800
	PulteGroup Inc.	5.000%	1/15/27	1,090	1,091
	Ross Stores Inc.	0.875%	4/15/26	4,620	4,400
	Sands China Ltd.	3.800%	1/8/26	5,277	5,179
	Sands China Ltd.	2.300%	3/8/27	3,795	3,531
	Sands China Ltd.	5.400%	8/8/28	11,386	11,252
	Sands China Ltd.	2.850%	3/8/29	3,725	3,319
	Snap-on Inc.	3.250%	3/1/27	2,051	1,992
	Stanley Black & Decker Inc.	3.400%	3/1/26	5,725	5,630
	Starbucks Corp.	2.450%	6/15/26	367	356
	Starbucks Corp.	2.000%	3/12/27	3,140	2,966
	Starbucks Corp.	3.550%	8/15/29	5,837	5,526
	TJX Cos. Inc.	2.250%	9/15/26	5,204	5,016
	Toll Brothers Finance Corp.	4.350%	2/15/28	4,190	4,097
	Toll Brothers Finance Corp.	3.800%	11/1/29	965	908
	Toyota Motor Corp.	1.339%	3/25/26	10,588	10,188
	Toyota Motor Corp.	5.275%	7/13/26	2,860	2,892
	Toyota Motor Corp.	5.118%	7/13/28	5,530	5,593
	Toyota Motor Corp.	2.760%	7/2/29	3,600	3,316
[1]	Toyota Motor Credit Corp.	4.800%	1/5/26	1,204	1,208
[1]	Toyota Motor Credit Corp.	0.800%	1/9/26	5,929	5,707
	Toyota Motor Credit Corp.	5.200%	5/15/26	7,735	7,803
	Toyota Motor Credit Corp.	4.450%	5/18/26	6,405	6,399

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Toyota Motor Credit Corp.	1.125%	6/18/26	5,896	5,617
	Toyota Motor Credit Corp.	4.550%	8/7/26	3,000	3,001
[1]	Toyota Motor Credit Corp.	5.000%	8/14/26	4,100	4,131
	Toyota Motor Credit Corp.	5.400%	11/20/26	5,255	5,336
[1]	Toyota Motor Credit Corp.	1.900%	1/13/27	1,590	1,508
[1]	Toyota Motor Credit Corp.	5.000%	3/19/27	5,930	5,980
[1]	Toyota Motor Credit Corp.	3.050%	3/22/27	8,225	7,960
[1]	Toyota Motor Credit Corp.	1.150%	8/13/27	5,000	4,580
[1]	Toyota Motor Credit Corp.	4.550%	9/20/27	5,249	5,246
[1]	Toyota Motor Credit Corp.	4.350%	10/8/27	3,380	3,356
	Toyota Motor Credit Corp.	5.450%	11/10/27	2,526	2,585
	Toyota Motor Credit Corp.	4.625%	1/12/28	4,595	4,585
[1]	Toyota Motor Credit Corp.	1.900%	4/6/28	3,545	3,242
[1]	Toyota Motor Credit Corp.	5.250%	9/11/28	4,960	5,035
[1]	Toyota Motor Credit Corp.	4.650%	1/5/29	4,145	4,121
	Toyota Motor Credit Corp.	3.650%	1/8/29	3,265	3,124
	Toyota Motor Credit Corp.	5.050%	5/16/29	5,875	5,917
[1]	Toyota Motor Credit Corp.	4.450%	6/29/29	8,936	8,796
	Toyota Motor Credit Corp.	4.550%	8/9/29	398	393
	Whirlpool Corp.	4.750%	2/26/29	2,672	2,634
					1,045,969
Consumer Staples (1.4%)
	Ahold Finance USA LLC	6.875%	5/1/29	2,267	2,437
	Altria Group Inc.	4.400%	2/14/26	11,114	11,064
	Altria Group Inc.	6.200%	11/1/28	1,700	1,767
	Altria Group Inc.	4.800%	2/14/29	11,590	11,458
[1]	Anheuser-Busch Cos. LLC	3.650%	2/1/26	2,025	2,007
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	27,975	27,980
	Archer-Daniels-Midland Co.	2.500%	8/11/26	4,121	3,986
	Avery Dennison Corp.	4.875%	12/6/28	2,863	2,854
	BAT Capital Corp.	3.215%	9/6/26	5,274	5,139
	BAT Capital Corp.	4.700%	4/2/27	2,068	2,059
	BAT Capital Corp.	3.557%	8/15/27	6,522	6,310
	BAT Capital Corp.	2.259%	3/25/28	6,520	5,991
	BAT Capital Corp.	3.462%	9/6/29	4,000	3,724
	BAT International Finance plc	1.668%	3/25/26	14,777	14,221
	BAT International Finance plc	4.448%	3/16/28	7,765	7,636
	BAT International Finance plc	5.931%	2/2/29	13,380	13,776
	Bunge Ltd. Finance Corp.	3.250%	8/15/26	4,694	4,585
	Bunge Ltd. Finance Corp.	4.100%	1/7/28	2,843	2,782
	Bunge Ltd. Finance Corp.	4.200%	9/17/29	5,232	5,076
	Campbell's Co.	5.300%	3/20/26	3,190	3,210
	Campbell's Co.	5.200%	3/19/27	3,000	3,028
	Campbell's Co.	4.150%	3/15/28	7,907	7,713
	Campbell's Co.	5.200%	3/21/29	4,475	4,511
	Church & Dwight Co. Inc.	3.150%	8/1/27	3,465	3,351
	Clorox Co.	3.100%	10/1/27	2,459	2,357
	Clorox Co.	4.400%	5/1/29	4,875	4,794
	Coca-Cola Co.	3.375%	3/25/27	12,491	12,231
	Coca-Cola Co.	1.450%	6/1/27	7,456	6,961
	Coca-Cola Co.	1.000%	3/15/28	3,865	3,467
	Coca-Cola Co.	2.125%	9/6/29	5,000	4,479
	Coca-Cola Consolidated Inc.	5.250%	6/1/29	3,490	3,532
	Colgate-Palmolive Co.	3.100%	8/15/27	7,450	7,207
	Colgate-Palmolive Co.	4.600%	3/1/28	5,485	5,517
	Conagra Brands Inc.	4.850%	11/1/28	10,845	10,783
	Constellation Brands Inc.	5.000%	2/2/26	3,000	2,996
	Constellation Brands Inc.	3.700%	12/6/26	6,783	6,667
	Constellation Brands Inc.	3.500%	5/9/27	50	49
	Constellation Brands Inc.	4.350%	5/9/27	4,288	4,244
	Constellation Brands Inc.	3.600%	2/15/28	5,032	4,832
	Constellation Brands Inc.	4.650%	11/15/28	10,230	10,105
	Constellation Brands Inc.	4.800%	1/15/29	1,500	1,489
	Costco Wholesale Corp.	3.000%	5/18/27	4,910	4,768
	Costco Wholesale Corp.	1.375%	6/20/27	13,375	12,429
	Diageo Capital plc	5.300%	10/24/27	9,465	9,629
	Diageo Capital plc	3.875%	5/18/28	1,223	1,191
	Diageo Capital plc	2.375%	10/24/29	5,451	4,882
	Dollar General Corp.	3.875%	4/15/27	4,249	4,153

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dollar General Corp.	4.625%	11/1/27	2,960	2,940
	Dollar General Corp.	4.125%	5/1/28	4,374	4,249
	Dollar General Corp.	5.200%	7/5/28	2,305	2,311
	Dollar Tree Inc.	4.200%	5/15/28	9,335	9,072
	Estee Lauder Cos. Inc.	3.150%	3/15/27	3,620	3,506
	Estee Lauder Cos. Inc.	4.375%	5/15/28	4,245	4,192
	General Mills Inc.	4.700%	1/30/27	2,850	2,849
	General Mills Inc.	3.200%	2/10/27	7,620	7,398
	General Mills Inc.	4.200%	4/17/28	11,432	11,193
	Haleon US Capital LLC	3.375%	3/24/27	11,339	11,008
	Haleon US Capital LLC	3.375%	3/24/29	6,028	5,665
	Hershey Co.	2.300%	8/15/26	4,050	3,915
	Hershey Co.	4.250%	5/4/28	1,630	1,614
	Hormel Foods Corp.	4.800%	3/30/27	1,910	1,919
	Hormel Foods Corp.	1.700%	6/3/28	4,595	4,162
	Ingredion Inc.	3.200%	10/1/26	4,152	4,038
	J M Smucker Co.	3.375%	12/15/27	3,480	3,371
	J M Smucker Co.	5.900%	11/15/28	2,860	2,963
	JBS USA Holding Lux Sarl	2.500%	1/15/27	5,625	5,341
	Kellanova	3.250%	4/1/26	4,816	4,736
	Kellanova	4.300%	5/15/28	4,100	4,032
	Kenvue Inc.	5.350%	3/22/26	4,545	4,588
	Kenvue Inc.	5.050%	3/22/28	8,267	8,364
	Keurig Dr Pepper Inc.	2.550%	9/15/26	1,129	1,091
[1]	Keurig Dr Pepper Inc.	5.100%	3/15/27	3,180	3,209
	Keurig Dr Pepper Inc.	3.430%	6/15/27	4,862	4,718
	Keurig Dr Pepper Inc.	4.597%	5/25/28	13,300	13,185
	Keurig Dr Pepper Inc.	5.050%	3/15/29	3,685	3,694
	Keurig Dr Pepper Inc.	3.950%	4/15/29	5,530	5,304
	Kimberly-Clark Corp.	2.750%	2/15/26	2,946	2,889
	Kimberly-Clark Corp.	3.200%	4/25/29	3,556	3,354
	Kraft Heinz Foods Co.	3.000%	6/1/26	10,210	9,964
	Kraft Heinz Foods Co.	3.875%	5/15/27	17,849	17,488
	Kroger Co.	3.500%	2/1/26	3,222	3,181
	Kroger Co.	2.650%	10/15/26	5,024	4,847
	Kroger Co.	3.700%	8/1/27	2,659	2,594
	Kroger Co.	4.500%	1/15/29	3,450	3,404
	McCormick & Co. Inc.	0.900%	2/15/26	4,715	4,518
	McCormick & Co. Inc.	3.400%	8/15/27	4,975	4,818
	Molson Coors Beverage Co.	3.000%	7/15/26	13,469	13,134
	Mondelez International Inc.	2.625%	3/17/27	9,725	9,302
	Mondelez International Inc.	4.750%	2/20/29	3,280	3,268
	PepsiCo Inc.	2.850%	2/24/26	5,241	5,150
	PepsiCo Inc.	2.375%	10/6/26	6,556	6,333
	PepsiCo Inc.	5.125%	11/10/26	3,615	3,660
	PepsiCo Inc.	2.625%	3/19/27	9,661	9,307
	PepsiCo Inc.	3.000%	10/15/27	11,700	11,264
	PepsiCo Inc.	3.600%	2/18/28	1,400	1,361
	PepsiCo Inc.	4.450%	5/15/28	4,120	4,115
	PepsiCo Inc.	7.000%	3/1/29	1,295	1,409
	PepsiCo Inc.	2.625%	7/29/29	5,258	4,819
	Philip Morris International Inc.	4.875%	2/13/26	4,328	4,340
	Philip Morris International Inc.	2.750%	2/25/26	8,280	8,104
	Philip Morris International Inc.	0.875%	5/1/26	3,557	3,386
	Philip Morris International Inc.	4.750%	2/12/27	4,500	4,510
	Philip Morris International Inc.	4.375%	11/1/27	2,200	2,181
	Philip Morris International Inc.	5.125%	11/17/27	15,360	15,541
	Philip Morris International Inc.	4.875%	2/15/28	18,785	18,823
	Philip Morris International Inc.	4.875%	2/13/29	5,968	5,963
	Philip Morris International Inc.	3.375%	8/15/29	4,630	4,344
	Philip Morris International Inc.	4.625%	11/1/29	6,300	6,213
	Philip Morris International Inc.	5.625%	11/17/29	7,000	7,209
	Philip Morris International Inc.	5.125%	2/15/30	4,000	4,022
	Procter & Gamble Co.	2.700%	2/2/26	2,546	2,499
	Procter & Gamble Co.	2.450%	11/3/26	3,685	3,563
	Procter & Gamble Co.	1.900%	2/1/27	50	48
	Procter & Gamble Co.	2.800%	3/25/27	10,959	10,598
	Procter & Gamble Co.	2.850%	8/11/27	4,675	4,500
	Procter & Gamble Co.	3.950%	1/26/28	4,915	4,852
	Procter & Gamble Co.	4.350%	1/29/29	7,365	7,328

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sysco Corp.	3.300%	7/15/26	3,706	3,630
	Sysco Corp.	5.750%	1/17/29	7,353	7,570
	Target Corp.	2.500%	4/15/26	5,887	5,743
	Target Corp.	1.950%	1/15/27	4,960	4,719
	Target Corp.	3.375%	4/15/29	8,730	8,283
	Tyson Foods Inc.	4.000%	3/1/26	10,225	10,147
	Tyson Foods Inc.	4.350%	3/1/29	5,375	5,222
	Tyson Foods Inc.	5.400%	3/15/29	4,525	4,575
	Unilever Capital Corp.	2.000%	7/28/26	6,362	6,131
	Unilever Capital Corp.	2.900%	5/5/27	1,445	1,394
	Unilever Capital Corp.	4.250%	8/12/27	2,195	2,182
	Unilever Capital Corp.	3.500%	3/22/28	4,589	4,440
	Unilever Capital Corp.	4.875%	9/8/28	8,370	8,434
	Unilever Capital Corp.	2.125%	9/6/29	6,135	5,460
	Walmart Inc.	4.000%	4/15/26	2,370	2,359
	Walmart Inc.	1.050%	9/17/26	6,910	6,537
	Walmart Inc.	3.950%	9/9/27	7,490	7,410
	Walmart Inc.	3.900%	4/15/28	2,485	2,441
	Walmart Inc.	3.700%	6/26/28	10,914	10,673
	Walmart Inc.	1.500%	9/22/28	8,935	8,023
	Walmart Inc.	2.375%	9/24/29	2,000	1,822
					795,452
Energy (1.3%)
	Apache Corp.	4.375%	10/15/28	1,752	1,690
	Baker Hughes Holdings LLC	2.061%	12/15/26	2,040	1,943
	Baker Hughes Holdings LLC	3.337%	12/15/27	4,579	4,416
	Boardwalk Pipelines LP	5.950%	6/1/26	7,687	7,780
	Boardwalk Pipelines LP	4.450%	7/15/27	876	867
	Boardwalk Pipelines LP	4.800%	5/3/29	3,000	2,958
	BP Capital Markets America Inc.	3.410%	2/11/26	5,802	5,731
[1]	BP Capital Markets America Inc.	3.119%	5/4/26	10,264	10,080
[1]	BP Capital Markets America Inc.	3.017%	1/16/27	9,724	9,424
	BP Capital Markets America Inc.	3.543%	4/6/27	5,829	5,692
[1]	BP Capital Markets America Inc.	3.588%	4/14/27	5,678	5,549
	BP Capital Markets America Inc.	5.017%	11/17/27	6,069	6,132
	BP Capital Markets America Inc.	3.937%	9/21/28	6,928	6,715
	BP Capital Markets America Inc.	4.234%	11/6/28	15,725	15,395
	BP Capital Markets America Inc.	4.699%	4/10/29	7,595	7,549
	BP Capital Markets America Inc.	4.868%	11/25/29	7,300	7,302
	BP Capital Markets plc	3.279%	9/19/27	3,270	3,160
	BP Capital Markets plc	3.723%	11/28/28	4,866	4,679
	Canadian Natural Resources Ltd.	3.850%	6/1/27	7,778	7,609
[3]	Canadian Natural Resources Ltd.	5.000%	12/15/29	4,000	3,956
	Cenovus Energy Inc.	4.250%	4/15/27	4,537	4,476
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	10,492	10,546
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	6,350	5,960
	Cheniere Energy Inc.	4.625%	10/15/28	9,302	9,120
	Cheniere Energy Partners LP	4.500%	10/1/29	8,400	8,131
	Chevron Corp.	2.954%	5/16/26	4,722	4,630
	Chevron Corp.	1.995%	5/11/27	4,612	4,360
	Chevron USA Inc.	1.018%	8/12/27	2,850	2,608
	Chevron USA Inc.	3.850%	1/15/28	3,086	3,044
	CNOOC Finance 2015 USA LLC	4.375%	5/2/28	10,643	10,523
	ConocoPhillips Co.	4.700%	1/15/30	7,500	7,417
	Continental Resources Inc.	4.375%	1/15/28	5,788	5,626
	Coterra Energy Inc.	3.900%	5/15/27	7,017	6,857
	Coterra Energy Inc.	4.375%	3/15/29	2,570	2,487
	DCP Midstream Operating LP	5.625%	7/15/27	3,905	3,958
	DCP Midstream Operating LP	5.125%	5/15/29	3,670	3,673
	Diamondback Energy Inc.	3.250%	12/1/26	5,245	5,106
	Diamondback Energy Inc.	5.200%	4/18/27	5,165	5,214
	Enbridge Inc.	1.600%	10/4/26	1,354	1,282
	Enbridge Inc.	5.900%	11/15/26	5,005	5,102
	Enbridge Inc.	4.250%	12/1/26	6,065	6,011
	Enbridge Inc.	5.250%	4/5/27	4,200	4,249
	Enbridge Inc.	3.700%	7/15/27	4,808	4,690
	Enbridge Inc.	6.000%	11/15/28	4,840	5,008
	Enbridge Inc.	5.300%	4/5/29	4,655	4,702
	Enbridge Inc.	3.125%	11/15/29	5,645	5,168

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Energy Transfer LP	4.750%	1/15/26	8,748	8,738
	Energy Transfer LP	3.900%	7/15/26	4,861	4,798
	Energy Transfer LP	4.400%	3/15/27	7,363	7,292
	Energy Transfer LP	4.200%	4/15/27	5,827	5,751
[1]	Energy Transfer LP	5.500%	6/1/27	6,515	6,600
	Energy Transfer LP	4.000%	10/1/27	1,786	1,746
	Energy Transfer LP	5.550%	2/15/28	7,470	7,586
	Energy Transfer LP	4.950%	5/15/28	5,404	5,396
	Energy Transfer LP	4.950%	6/15/28	5,248	5,238
	Energy Transfer LP	6.100%	12/1/28	1,278	1,327
	Energy Transfer LP	5.250%	4/15/29	8,937	8,969
	Energy Transfer LP	5.250%	7/1/29	9,087	9,131
	EnLink Midstream LLC	5.375%	6/1/29	2,940	2,937
	EnLink Midstream Partners LP	4.850%	7/15/26	3,226	3,218
	Enterprise Products Operating LLC	5.050%	1/10/26	1,560	1,567
	Enterprise Products Operating LLC	3.700%	2/15/26	1,963	1,944
	Enterprise Products Operating LLC	4.600%	1/11/27	570	570
	Enterprise Products Operating LLC	4.150%	10/16/28	4,755	4,641
	Enterprise Products Operating LLC	3.125%	7/31/29	4,218	3,924
[1]	Enterprise Products Operating LLC	5.250%	8/16/77	6,285	6,129
[1]	Enterprise Products Operating LLC	5.375%	2/15/78	4,458	4,258
	EOG Resources Inc.	4.150%	1/15/26	4,987	4,961
	EQT Corp.	3.900%	10/1/27	4,996	4,854
	EQT Corp.	5.700%	4/1/28	3,726	3,780
	EQT Corp.	5.000%	1/15/29	1,490	1,468
	Expand Energy Corp.	5.375%	2/1/29	3,305	3,254
	Exxon Mobil Corp.	3.043%	3/1/26	19,297	18,992
	Exxon Mobil Corp.	2.275%	8/16/26	5,585	5,399
	Exxon Mobil Corp.	3.294%	3/19/27	3,410	3,338
[3]	Helmerich & Payne Inc.	4.650%	12/1/27	2,500	2,469
[3]	Helmerich & Payne Inc.	4.850%	12/1/29	2,000	1,937
	Hess Corp.	4.300%	4/1/27	5,543	5,487
	Hess Corp.	7.875%	10/1/29	2,660	2,958
	HF Sinclair Corp.	5.875%	4/1/26	7,612	7,668
	Kinder Morgan Inc.	1.750%	11/15/26	2,934	2,781
	Kinder Morgan Inc.	4.300%	3/1/28	7,575	7,436
	Kinder Morgan Inc.	5.100%	8/1/29	1,800	1,800
	Marathon Petroleum Corp.	5.125%	12/15/26	4,375	4,405
	Marathon Petroleum Corp.	3.800%	4/1/28	4,125	3,983
	MPLX LP	1.750%	3/1/26	5,666	5,472
	MPLX LP	4.125%	3/1/27	9,901	9,754
	MPLX LP	4.250%	12/1/27	979	964
	MPLX LP	4.000%	3/15/28	4,834	4,687
	MPLX LP	4.800%	2/15/29	4,975	4,932
	Northwest Pipeline LLC	4.000%	4/1/27	626	614
	Occidental Petroleum Corp.	5.550%	3/15/26	5,378	5,404
	Occidental Petroleum Corp.	8.500%	7/15/27	3,675	3,921
	Occidental Petroleum Corp.	6.375%	9/1/28	4,215	4,351
	Occidental Petroleum Corp.	5.200%	8/1/29	7,065	7,010
	ONEOK Inc.	5.850%	1/15/26	4,273	4,311
	ONEOK Inc.	5.000%	3/1/26	4,081	4,086
	ONEOK Inc.	5.550%	11/1/26	1,787	1,809
	ONEOK Inc.	4.000%	7/13/27	3,296	3,236
	ONEOK Inc.	4.250%	9/24/27	8,685	8,559
	ONEOK Inc.	4.550%	7/15/28	5,400	5,320
	ONEOK Inc.	5.650%	11/1/28	4,185	4,271
	ONEOK Inc.	4.350%	3/15/29	4,105	3,996
	ONEOK Inc.	3.400%	9/1/29	500	465
	ONEOK Inc.	4.400%	10/15/29	3,490	3,383
	Ovintiv Inc.	5.375%	1/1/26	5,052	5,067
	Ovintiv Inc.	5.650%	5/15/28	5,330	5,401
	Patterson-UTI Energy Inc.	3.950%	2/1/28	3,140	3,004
	Phillips 66	1.300%	2/15/26	1,100	1,060
	Phillips 66	3.900%	3/15/28	5,924	5,744
	Phillips 66 Co.	3.550%	10/1/26	4,331	4,252
	Phillips 66 Co.	4.950%	12/1/27	4,931	4,971
	Pioneer Natural Resources Co.	1.125%	1/15/26	7,613	7,347
	Plains All American Pipeline LP	4.500%	12/15/26	6,360	6,327
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	4,682	4,727
	Sabine Pass Liquefaction LLC	5.000%	3/15/27	11,957	11,985

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	9,529	9,301
	Schlumberger Investment SA	4.500%	5/15/28	3,570	3,541
[1]	Shell Finance US Inc.	2.375%	11/7/29	9,927	8,900
	Shell International Finance BV	2.875%	5/10/26	6,210	6,074
	Shell International Finance BV	2.500%	9/12/26	10,762	10,416
	Shell International Finance BV	3.875%	11/13/28	6,462	6,275
[3]	South Bow USA Infrastructure Holdings LLC	4.911%	9/1/27	1,920	1,913
[3]	South Bow USA Infrastructure Holdings LLC	5.026%	10/1/29	6,470	6,353
	Spectra Energy Partners LP	3.375%	10/15/26	6,166	6,019
	Targa Resources Corp.	5.200%	7/1/27	5,100	5,130
	Targa Resources Corp.	6.150%	3/1/29	5,795	6,011
	Targa Resources Partners LP	6.500%	7/15/27	4,850	4,885
	Targa Resources Partners LP	5.000%	1/15/28	4,932	4,878
	TC PipeLines LP	3.900%	5/25/27	5,625	5,499
	Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	1,269	1,349
	TotalEnergies Capital International SA	3.455%	2/19/29	7,555	7,196
	TotalEnergies Capital SA	3.883%	10/11/28	2,762	2,684
	TransCanada PipeLines Ltd.	4.875%	1/15/26	2,629	2,627
	TransCanada PipeLines Ltd.	4.250%	5/15/28	10,035	9,794
	Transcontinental Gas Pipe Line Co. LLC	7.850%	2/1/26	7,188	7,369
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	1,638	1,591
	Valero Energy Corp.	2.150%	9/15/27	2,383	2,228
	Valero Energy Corp.	4.350%	6/1/28	5,207	5,102
	Valero Energy Corp.	4.000%	4/1/29	2,600	2,495
	Valero Energy Partners LP	4.500%	3/15/28	4,571	4,505
	Western Midstream Operating LP	4.500%	3/1/28	2,245	2,197
	Western Midstream Operating LP	4.750%	8/15/28	1,526	1,498
	Western Midstream Operating LP	6.350%	1/15/29	4,713	4,881
	Williams Cos. Inc.	5.400%	3/2/26	3,668	3,693
	Williams Cos. Inc.	3.750%	6/15/27	4,075	3,970
	Williams Cos. Inc.	5.300%	8/15/28	6,527	6,588
	Williams Cos. Inc.	4.900%	3/15/29	8,825	8,757
					757,454
Financials (10.4%)
[1]	Aegon Ltd.	5.500%	4/11/48	5,143	5,062
	AerCap Ireland Capital DAC	1.750%	1/30/26	11,430	11,057
	AerCap Ireland Capital DAC	4.450%	4/3/26	1,984	1,973
	AerCap Ireland Capital DAC	2.450%	10/29/26	21,505	20,591
	AerCap Ireland Capital DAC	6.100%	1/15/27	2,595	2,653
	AerCap Ireland Capital DAC	6.450%	4/15/27	8,575	8,842
	AerCap Ireland Capital DAC	3.650%	7/21/27	996	967
	AerCap Ireland Capital DAC	3.875%	1/23/28	4,167	4,033
	AerCap Ireland Capital DAC	5.750%	6/6/28	858	874
	AerCap Ireland Capital DAC	3.000%	10/29/28	33,337	30,857
	AerCap Ireland Capital DAC	5.100%	1/19/29	4,655	4,649
	AerCap Ireland Capital DAC	4.625%	9/10/29	8,125	7,942
	Aflac Inc.	1.125%	3/15/26	3,103	2,977
	Aflac Inc.	2.875%	10/15/26	2,370	2,299
[1]	Air Lease Corp.	2.875%	1/15/26	8,390	8,207
[1]	Air Lease Corp.	3.750%	6/1/26	5,837	5,746
[1]	Air Lease Corp.	5.300%	6/25/26	2,525	2,541
	Air Lease Corp.	1.875%	8/15/26	4,804	4,580
	Air Lease Corp.	3.625%	4/1/27	4,190	4,086
	Air Lease Corp.	5.850%	12/15/27	4,210	4,316
	Air Lease Corp.	2.100%	9/1/28	5,800	5,230
	Air Lease Corp.	4.625%	10/1/28	1,490	1,466
	Air Lease Corp.	5.100%	3/1/29	3,000	3,004
	Air Lease Corp.	3.250%	10/1/29	3,000	2,766
	Aircastle Ltd.	4.250%	6/15/26	5,034	4,983
	Allstate Corp.	3.280%	12/15/26	5,197	5,078
	Allstate Corp.	5.050%	6/24/29	2,244	2,255
	Ally Financial Inc.	4.750%	6/9/27	5,186	5,148
	Ally Financial Inc.	7.100%	11/15/27	4,770	5,033
	Ally Financial Inc.	2.200%	11/2/28	6,751	6,010
	Ally Financial Inc.	6.992%	6/13/29	3,795	3,953
	American Express Co.	4.900%	2/13/26	308	309
	American Express Co.	4.990%	5/1/26	14,375	14,379
	American Express Co.	3.125%	5/20/26	4,667	4,573
	American Express Co.	1.650%	11/4/26	8,847	8,386

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	American Express Co.	2.550%	3/4/27	9,665	9,250
	American Express Co.	5.645%	4/23/27	7,930	8,013
	American Express Co.	5.389%	7/28/27	6,951	7,026
	American Express Co.	5.850%	11/5/27	5,765	5,941
	American Express Co.	5.098%	2/16/28	10,735	10,792
	American Express Co.	5.043%	7/26/28	4,490	4,506
	American Express Co.	4.050%	5/3/29	855	834
	American Express Co.	5.282%	7/27/29	6,895	6,959
	American Express Co.	5.532%	4/25/30	10,628	10,818
	American International Group Inc.	4.200%	4/1/28	286	279
	American National Group Inc.	5.000%	6/15/27	4,059	4,037
	American National Group Inc.	5.750%	10/1/29	3,450	3,458
	Ameriprise Financial Inc.	5.700%	12/15/28	3,585	3,691
	Aon Corp.	2.850%	5/28/27	5,097	4,872
	Aon Corp.	3.750%	5/2/29	6,971	6,624
	Aon North America Inc.	5.125%	3/1/27	1,984	1,998
	Aon North America Inc.	5.150%	3/1/29	8,621	8,650
[3]	Apollo Debt Solutions BDC	6.900%	4/13/29	5,660	5,845
	Arch Capital Finance LLC	4.011%	12/15/26	3,805	3,760
	Ares Capital Corp.	3.875%	1/15/26	11,280	11,147
	Ares Capital Corp.	2.150%	7/15/26	5,774	5,524
	Ares Capital Corp.	7.000%	1/15/27	5,055	5,239
	Ares Capital Corp.	2.875%	6/15/27	1,110	1,056
	Ares Capital Corp.	2.875%	6/15/28	4,066	3,746
	Ares Capital Corp.	5.875%	3/1/29	6,895	6,957
	Ares Capital Corp.	5.950%	7/15/29	5,060	5,119
	Ares Management Corp.	6.375%	11/10/28	3,090	3,230
[3]	Ares Strategic Income Fund	5.700%	3/15/28	5,590	5,589
[3]	Ares Strategic Income Fund	6.350%	8/15/29	4,398	4,476
	Arthur J Gallagher & Co.	4.600%	12/15/27	1,100	1,096
	Arthur J Gallagher & Co.	4.850%	12/15/29	790	786
	Associated Banc-Corp.	6.455%	8/29/30	870	886
	Assurant Inc.	4.900%	3/27/28	1,820	1,815
	Assured Guaranty US Holdings Inc.	6.125%	9/15/28	1,830	1,899
[3]	Athene Global Funding	5.583%	1/9/29	2,000	2,021
	Athene Holding Ltd.	4.125%	1/12/28	6,364	6,206
	Australia & New Zealand Banking Group Ltd.	5.000%	3/18/26	5,255	5,283
[1]	Australia & New Zealand Banking Group Ltd.	4.420%	12/16/26	6,900	6,891
[1]	Australia & New Zealand Banking Group Ltd.	4.750%	1/18/27	2,593	2,601
	Australia & New Zealand Banking Group Ltd.	4.900%	7/16/27	4,300	4,331
	Australia & New Zealand Banking Group Ltd.	4.615%	12/16/29	6,950	6,891
	AXIS Specialty Finance plc	4.000%	12/6/27	2,295	2,237
	Bain Capital Specialty Finance Inc.	2.950%	3/10/26	2,931	2,845
	Bain Capital Specialty Finance Inc.	2.550%	10/13/26	2,423	2,308
	Banco Bilbao Vizcaya Argentaria SA	6.138%	9/14/28	6,950	7,111
	Banco Santander SA	5.179%	11/19/25	10,067	10,046
	Banco Santander SA	1.849%	3/25/26	5,705	5,491
	Banco Santander SA	4.250%	4/11/27	12,756	12,531
	Banco Santander SA	5.294%	8/18/27	9,337	9,388
	Banco Santander SA	1.722%	9/14/27	9,958	9,413
	Banco Santander SA	6.527%	11/7/27	7,070	7,271
	Banco Santander SA	3.800%	2/23/28	3,535	3,391
	Banco Santander SA	5.552%	3/14/28	4,750	4,789
	Banco Santander SA	4.175%	3/24/28	10,497	10,273
[1]	Banco Santander SA	5.365%	7/15/28	6,115	6,157
	Banco Santander SA	5.588%	8/8/28	8,810	8,925
	Banco Santander SA	6.607%	11/7/28	8,350	8,774
	Banco Santander SA	3.306%	6/27/29	5,875	5,454
	Banco Santander SA	5.538%	3/14/30	6,485	6,518
[1]	Bank of America Corp.	4.450%	3/3/26	5,281	5,260
[1]	Bank of America Corp.	3.500%	4/19/26	6,694	6,597
	Bank of America Corp.	6.220%	9/15/26	2,524	2,580
[1]	Bank of America Corp.	4.250%	10/22/26	14,835	14,703
	Bank of America Corp.	5.080%	1/20/27	12,870	12,908
[1]	Bank of America Corp.	1.658%	3/11/27	18,723	18,035
[1]	Bank of America Corp.	3.559%	4/23/27	30,047	29,552
	Bank of America Corp.	1.734%	7/22/27	62,113	59,210
[1]	Bank of America Corp.	4.183%	11/25/27	18,575	18,239
[1]	Bank of America Corp.	3.824%	1/20/28	18,098	17,721
[1]	Bank of America Corp.	2.551%	2/4/28	11,734	11,181

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bank of America Corp.	4.376%	4/27/28	24,370	24,094
[1]	Bank of America Corp.	4.948%	7/22/28	36,624	36,691
	Bank of America Corp.	6.204%	11/10/28	20,436	21,157
[1]	Bank of America Corp.	3.419%	12/20/28	14,005	13,426
[1]	Bank of America Corp.	3.970%	3/5/29	16,139	15,645
	Bank of America Corp.	5.202%	4/25/29	32,280	32,436
[1]	Bank of America Corp.	2.087%	6/14/29	9,565	8,669
[1]	Bank of America Corp.	4.271%	7/23/29	15,308	14,903
	Bank of America Corp.	5.819%	9/15/29	35,465	36,346
[1]	Bank of America Corp.	3.974%	2/7/30	11,285	10,817
[1]	Bank of America Corp.	2.884%	10/22/30	10,329	9,337
	Bank of Montreal	5.300%	6/5/26	6,615	6,675
[1]	Bank of Montreal	1.250%	9/15/26	9,971	9,423
[1]	Bank of Montreal	0.949%	1/22/27	14,725	14,136
[1]	Bank of Montreal	2.650%	3/8/27	9,880	9,485
[1]	Bank of Montreal	4.567%	9/10/27	5,090	5,073
[1]	Bank of Montreal	4.700%	9/14/27	4,630	4,626
	Bank of Montreal	5.203%	2/1/28	13,187	13,287
	Bank of Montreal	5.717%	9/25/28	5,205	5,337
[1]	Bank of Montreal	6.699%	Perpetual	117	117
[1]	Bank of New York Mellon Corp.	2.800%	5/4/26	4,995	4,888
[1]	Bank of New York Mellon Corp.	5.148%	5/22/26	4,825	4,830
[1]	Bank of New York Mellon Corp.	2.450%	8/17/26	1,405	1,361
[1]	Bank of New York Mellon Corp.	2.050%	1/26/27	2,952	2,811
	Bank of New York Mellon Corp.	4.947%	4/26/27	10,720	10,761
[1]	Bank of New York Mellon Corp.	3.250%	5/16/27	7,097	6,886
[1]	Bank of New York Mellon Corp.	3.442%	2/7/28	8,095	7,877
[1]	Bank of New York Mellon Corp.	1.650%	7/14/28	3,569	3,222
	Bank of New York Mellon Corp.	4.890%	7/21/28	5,725	5,745
[1]	Bank of New York Mellon Corp.	5.802%	10/25/28	9,135	9,373
[1]	Bank of New York Mellon Corp.	3.000%	10/30/28	3,245	3,032
	Bank of New York Mellon Corp.	4.543%	2/1/29	9,420	9,339
[1]	Bank of New York Mellon Corp.	6.317%	10/25/29	6,275	6,590
[1]	Bank of New York Mellon Corp.	4.975%	3/14/30	6,035	6,032
	Bank of Nova Scotia	4.750%	2/2/26	3,863	3,865
	Bank of Nova Scotia	1.050%	3/2/26	7,104	6,817
	Bank of Nova Scotia	1.350%	6/24/26	5,085	4,849
	Bank of Nova Scotia	2.700%	8/3/26	12,661	12,285
	Bank of Nova Scotia	1.300%	9/15/26	6,644	6,283
	Bank of Nova Scotia	2.951%	3/11/27	10,875	10,472
[1]	Bank of Nova Scotia	5.400%	6/4/27	2,375	2,412
	Bank of Nova Scotia	5.250%	6/12/28	7,734	7,814
[1]	Bank of Nova Scotia	5.450%	8/1/29	13,475	13,713
	Barclays plc	4.375%	1/12/26	19,199	19,106
[1]	Barclays plc	2.852%	5/7/26	8,061	7,999
	Barclays plc	5.200%	5/12/26	20,648	20,653
	Barclays plc	7.325%	11/2/26	5,340	5,436
	Barclays plc	5.829%	5/9/27	15,180	15,339
	Barclays plc	2.279%	11/24/27	10,518	9,999
	Barclays plc	4.337%	1/10/28	1,795	1,755
	Barclays plc	5.674%	3/12/28	7,450	7,537
	Barclays plc	4.836%	5/9/28	8,011	7,866
	Barclays plc	5.501%	8/9/28	12,941	13,076
	Barclays plc	4.837%	9/10/28	2,416	2,400
	Barclays plc	7.385%	11/2/28	21,674	22,959
[1]	Barclays plc	4.972%	5/16/29	1,741	1,725
	Barclays plc	6.490%	9/13/29	8,114	8,439
	Barclays plc	5.690%	3/12/30	13,310	13,441
[1]	Barclays plc	5.088%	6/20/30	8,677	8,449
	Barclays plc	4.942%	9/10/30	14,568	14,273
	Barings BDC Inc.	7.000%	2/15/29	2,705	2,771
	Berkshire Hathaway Finance Corp.	2.300%	3/15/27	1,855	1,775
	Berkshire Hathaway Inc.	3.125%	3/15/26	17,487	17,219
	BGC Group Inc.	8.000%	5/25/28	3,290	3,498
	BlackRock Funding Inc.	4.600%	7/26/27	3,660	3,667
	Blackrock Inc.	3.200%	3/15/27	1,238	1,206
	Blackrock Inc.	3.250%	4/30/29	5,050	4,770
	BlackRock TCP Capital Corp.	6.950%	5/30/29	1,985	2,067
	Blackstone Private Credit Fund	2.625%	12/15/26	6,248	5,952
	Blackstone Private Credit Fund	3.250%	3/15/27	9,574	9,162

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Blackstone Private Credit Fund	4.950%	9/26/27	2,500	2,471
	Blackstone Private Credit Fund	7.300%	11/27/28	2,570	2,703
	Blackstone Private Credit Fund	5.950%	7/16/29	3,000	3,020
[3]	Blackstone Private Credit Fund	5.600%	11/22/29	2,800	2,765
	Blackstone Secured Lending Fund	3.625%	1/15/26	4,693	4,619
	Blackstone Secured Lending Fund	2.750%	9/16/26	4,934	4,735
	Blackstone Secured Lending Fund	2.125%	2/15/27	1,039	972
	Blackstone Secured Lending Fund	5.875%	11/15/27	4,395	4,465
	Blackstone Secured Lending Fund	5.350%	4/13/28	2,200	2,194
	Blackstone Secured Lending Fund	2.850%	9/30/28	3,745	3,400
	Blue Owl Capital Corp.	4.250%	1/15/26	4,819	4,766
	Blue Owl Capital Corp.	3.400%	7/15/26	4,925	4,772
	Blue Owl Capital Corp.	2.625%	1/15/27	4,904	4,630
	Blue Owl Capital Corp.	2.875%	6/11/28	9,892	8,992
	Blue Owl Capital Corp.	5.950%	3/15/29	5,475	5,496
[1]	Blue Owl Credit Income Corp.	4.700%	2/8/27	192	189
[1]	Blue Owl Credit Income Corp.	7.750%	9/16/27	4,960	5,207
	Blue Owl Credit Income Corp.	7.950%	6/13/28	7,115	7,554
[3]	Blue Owl Credit Income Corp.	6.600%	9/15/29	2,545	2,595
	Blue Owl Technology Finance Corp.	2.500%	1/15/27	2,345	2,200
[3]	Blue Owl Technology Finance Corp. II	6.750%	4/4/29	6,350	6,386
[1]	BPCE SA	3.375%	12/2/26	3,815	3,723
	Brookfield Finance Inc.	4.250%	6/2/26	2,832	2,812
	Brookfield Finance Inc.	3.900%	1/25/28	5,250	5,107
	Brookfield Finance Inc.	4.850%	3/29/29	6,670	6,620
	Brown & Brown Inc.	4.500%	3/15/29	2,000	1,958
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	6,830	6,501
	Canadian Imperial Bank of Commerce	5.615%	7/17/26	2,000	2,026
	Canadian Imperial Bank of Commerce	3.450%	4/7/27	2,866	2,787
	Canadian Imperial Bank of Commerce	5.237%	6/28/27	3,965	4,009
	Canadian Imperial Bank of Commerce	4.508%	9/11/27	2,800	2,786
	Canadian Imperial Bank of Commerce	5.001%	4/28/28	8,630	8,651
	Canadian Imperial Bank of Commerce	5.986%	10/3/28	4,650	4,800
	Canadian Imperial Bank of Commerce	5.260%	4/8/29	6,580	6,634
	Canadian Imperial Bank of Commerce	4.631%	9/11/30	4,259	4,168
	Capital One Financial Corp.	2.636%	3/3/26	8,042	8,006
	Capital One Financial Corp.	3.750%	7/28/26	6,664	6,543
	Capital One Financial Corp.	3.750%	3/9/27	10,190	9,953
	Capital One Financial Corp.	7.149%	10/29/27	5,210	5,406
	Capital One Financial Corp.	4.927%	5/10/28	7,705	7,677
	Capital One Financial Corp.	5.468%	2/1/29	20,005	20,146
	Capital One Financial Corp.	6.312%	6/8/29	10,877	11,233
	Capital One Financial Corp.	5.700%	2/1/30	10,616	10,761
	Capital One Financial Corp.	3.273%	3/1/30	4,440	4,100
	Capital One Financial Corp.	5.463%	7/26/30	5,681	5,699
	Cboe Global Markets Inc.	3.650%	1/12/27	5,335	5,237
	Charles Schwab Corp.	0.900%	3/11/26	3,688	3,529
	Charles Schwab Corp.	1.150%	5/13/26	14,266	13,623
	Charles Schwab Corp.	3.200%	3/2/27	5,763	5,583
	Charles Schwab Corp.	2.450%	3/3/27	13,374	12,765
	Charles Schwab Corp.	3.300%	4/1/27	5,065	4,918
	Charles Schwab Corp.	3.200%	1/25/28	1,425	1,364
	Charles Schwab Corp.	2.000%	3/20/28	7,093	6,499
	Charles Schwab Corp.	4.000%	2/1/29	250	242
	Charles Schwab Corp.	5.643%	5/19/29	9,080	9,262
	Charles Schwab Corp.	3.250%	5/22/29	3,120	2,922
	Charles Schwab Corp.	2.750%	10/1/29	3,000	2,727
	Charles Schwab Corp.	6.196%	11/17/29	10,525	10,961
	Chubb INA Holdings LLC	3.350%	5/3/26	6,459	6,361
	Chubb INA Holdings LLC	4.650%	8/15/29	4,000	3,983
[1]	Cincinnati Financial Corp.	6.920%	5/15/28	1,915	2,034
[1]	Citibank NA	5.438%	4/30/26	11,530	11,639
	Citibank NA	4.929%	8/6/26	1,810	1,817
[1]	Citibank NA	5.488%	12/4/26	13,388	13,587
	Citibank NA	4.876%	11/19/27	32,700	32,708
	Citibank NA	5.803%	9/29/28	16,886	17,406
	Citibank NA	4.838%	8/6/29	6,640	6,596
	Citigroup Inc.	3.700%	1/12/26	6,407	6,347
	Citigroup Inc.	4.600%	3/9/26	5,936	5,919
	Citigroup Inc.	3.400%	5/1/26	4,627	4,547

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Citigroup Inc.	3.200%	10/21/26	5,379	5,232
	Citigroup Inc.	4.300%	11/20/26	6,492	6,432
	Citigroup Inc.	1.122%	1/28/27	14,202	13,635
	Citigroup Inc.	1.462%	6/9/27	3,539	3,369
	Citigroup Inc.	4.450%	9/29/27	14,136	13,938
[1]	Citigroup Inc.	3.887%	1/10/28	11,467	11,233
[1]	Citigroup Inc.	3.070%	2/24/28	61,487	59,114
	Citigroup Inc.	4.658%	5/24/28	25,124	24,947
[1]	Citigroup Inc.	3.668%	7/24/28	10,300	9,971
	Citigroup Inc.	4.125%	7/25/28	13,144	12,770
[1]	Citigroup Inc.	3.520%	10/27/28	15,135	14,555
[1]	Citigroup Inc.	4.075%	4/23/29	15,362	14,902
	Citigroup Inc.	5.174%	2/13/30	11,400	11,380
	Citigroup Inc.	4.542%	9/19/30	8,025	7,794
[1]	Citigroup Inc.	2.976%	11/5/30	10,070	9,088
	Citigroup Inc.	5.592%	11/19/34	7,010	6,953
[1]	Citizens Bank NA	3.750%	2/18/26	3,216	3,175
	Citizens Bank NA	4.575%	8/9/28	5,657	5,600
	Citizens Financial Group Inc.	2.850%	7/27/26	3,383	3,270
	Citizens Financial Group Inc.	5.841%	1/23/30	4,250	4,312
	Citizens Financial Group Inc.	4.300%	2/11/31	534	512
	CME Group Inc.	3.750%	6/15/28	6,765	6,582
	CNA Financial Corp.	4.500%	3/1/26	2,254	2,247
	CNA Financial Corp.	3.450%	8/15/27	3,933	3,802
	CNA Financial Corp.	3.900%	5/1/29	2,800	2,679
	CNO Financial Group Inc.	5.250%	5/30/29	2,865	2,844
	Comerica Inc.	4.000%	2/1/29	2,818	2,672
	Comerica Inc.	5.982%	1/30/30	4,500	4,548
	Commonwealth Bank of Australia	5.316%	3/13/26	7,765	7,834
	Commonwealth Bank of Australia	4.577%	11/27/26	5,750	5,754
	Cooperatieve Rabobank UA	4.850%	1/9/26	5,510	5,525
[1]	Cooperatieve Rabobank UA	3.750%	7/21/26	8,491	8,321
	Cooperatieve Rabobank UA	5.500%	10/5/26	5,288	5,373
	Cooperatieve Rabobank UA	4.800%	1/9/29	4,500	4,488
	Cooperatieve Rabobank UA	4.494%	10/17/29	6,400	6,274
	Corebridge Financial Inc.	3.650%	4/5/27	28,007	27,213
	Corebridge Financial Inc.	3.850%	4/5/29	8,746	8,353
	Corebridge Financial Inc.	6.875%	12/15/52	5,565	5,711
	Deutsche Bank AG	4.100%	1/13/26	855	849
[1]	Deutsche Bank AG	4.100%	1/13/26	4,535	4,495
	Deutsche Bank AG	1.686%	3/19/26	8,923	8,603
	Deutsche Bank AG	7.146%	7/13/27	8,175	8,424
	Deutsche Bank AG	5.371%	9/9/27	2,317	2,351
	Deutsche Bank AG	2.311%	11/16/27	10,785	10,249
	Deutsche Bank AG	2.552%	1/7/28	11,032	10,483
	Deutsche Bank AG	5.706%	2/8/28	4,852	4,902
	Deutsche Bank AG	6.720%	1/18/29	12,565	13,036
	Deutsche Bank AG	5.414%	5/10/29	5,840	5,927
	Deutsche Bank AG	6.819%	11/20/29	11,670	12,207
	Deutsche Bank AG	4.999%	9/11/30	5,320	5,198
	Deutsche Bank AG	4.875%	12/1/32	4,422	4,285
[1]	Discover Bank	4.250%	3/13/26	3,016	2,990
[1]	Discover Bank	3.450%	7/27/26	1,820	1,779
[1]	Discover Bank	4.650%	9/13/28	7,263	7,109
	Discover Financial Services	4.500%	1/30/26	3,619	3,603
	Discover Financial Services	4.100%	2/9/27	14,165	13,907
	Eaton Vance Corp.	3.500%	4/6/27	3,242	3,158
	Enact Holdings Inc.	6.250%	5/28/29	4,425	4,502
	Enstar Finance LLC	5.500%	1/15/42	3,917	3,734
	Enstar Group Ltd.	4.950%	6/1/29	2,592	2,547
	Equitable Holdings Inc.	4.350%	4/20/28	8,619	8,444
	Essent Group Ltd.	6.250%	7/1/29	2,780	2,839
	F&G Annuities & Life Inc.	7.400%	1/13/28	2,875	2,992
	F&G Annuities & Life Inc.	6.500%	6/4/29	1,655	1,687
	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	4,193	4,163
	Fidelity National Financial Inc.	4.500%	8/15/28	2,410	2,364
	Fifth Third Bancorp	2.550%	5/5/27	3,448	3,274
	Fifth Third Bancorp	1.707%	11/1/27	5,080	4,794
	Fifth Third Bancorp	4.055%	4/25/28	4,225	4,134
	Fifth Third Bancorp	6.361%	10/27/28	755	780

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Fifth Third Bancorp	6.339%	7/27/29	14,742	15,286
	Fifth Third Bancorp	4.772%	7/28/30	5,821	5,703
[1]	Fifth Third Bank Inc.	3.850%	3/15/26	14,203	14,041
[1]	Fifth Third Bank Inc.	2.250%	2/1/27	3,351	3,182
	First-Citizens Bank & Trust Co.	6.125%	3/9/28	3,071	3,154
	FNB Corp.	5.722%	12/11/30	1,900	1,876
[3]	Franklin BSP Capital Corp.	7.200%	6/15/29	1,035	1,056
	FS KKR Capital Corp.	3.400%	1/15/26	5,564	5,456
	FS KKR Capital Corp.	2.625%	1/15/27	2,894	2,738
	FS KKR Capital Corp.	7.875%	1/15/29	4,078	4,335
	FS KKR Capital Corp.	6.875%	8/15/29	3,080	3,179
	FS KKR Capital Corp.	6.125%	1/15/30	1,500	1,499
	GATX Corp.	3.250%	9/15/26	2,135	2,080
	GATX Corp.	5.400%	3/15/27	250	253
	GATX Corp.	3.850%	3/30/27	3,497	3,413
	GATX Corp.	4.550%	11/7/28	3,705	3,642
	GATX Corp.	4.700%	4/1/29	505	497
	Globe Life Inc.	4.550%	9/15/28	3,101	3,060
[1]	Goldman Sachs Bank USA	5.283%	3/18/27	12,405	12,477
	Goldman Sachs Bank USA	5.414%	5/21/27	11,970	12,060
	Goldman Sachs BDC Inc.	2.875%	1/15/26	3,434	3,358
	Goldman Sachs Group Inc.	3.750%	2/25/26	16,409	16,237
	Goldman Sachs Group Inc.	3.500%	11/16/26	4,345	4,247
	Goldman Sachs Group Inc.	5.950%	1/15/27	4,639	4,754
	Goldman Sachs Group Inc.	3.850%	1/26/27	11,821	11,603
	Goldman Sachs Group Inc.	1.431%	3/9/27	15,086	14,476
	Goldman Sachs Group Inc.	1.542%	9/10/27	14,164	13,393
	Goldman Sachs Group Inc.	1.948%	10/21/27	49,613	47,063
	Goldman Sachs Group Inc.	2.640%	2/24/28	14,650	13,965
	Goldman Sachs Group Inc.	3.615%	3/15/28	15,296	14,866
	Goldman Sachs Group Inc.	4.482%	8/23/28	22,361	22,097
[1]	Goldman Sachs Group Inc.	3.814%	4/23/29	11,075	10,648
[1]	Goldman Sachs Group Inc.	4.223%	5/1/29	24,539	23,885
	Goldman Sachs Group Inc.	6.484%	10/24/29	8,140	8,525
	Goldman Sachs Group Inc.	5.727%	4/25/30	15,293	15,611
	Goldman Sachs Group Inc.	4.692%	10/23/30	5,615	5,499
	Golub Capital BDC Inc.	2.500%	8/24/26	4,435	4,225
	Golub Capital BDC Inc.	2.050%	2/15/27	709	658
	Golub Capital BDC Inc.	7.050%	12/5/28	3,105	3,218
	Golub Capital BDC Inc.	6.000%	7/15/29	4,295	4,292
[3]	Golub Capital Private Credit Fund	5.800%	9/12/29	1,475	1,444
	Hanover Insurance Group Inc.	4.500%	4/15/26	2,820	2,803
	Hercules Capital Inc.	2.625%	9/16/26	452	430
	Hercules Capital Inc.	3.375%	1/20/27	594	569
	Horace Mann Educators Corp.	7.250%	9/15/28	1,145	1,219
[3]	HPS Corporate Lending Fund	6.750%	1/30/29	2,950	3,027
[3]	HPS Corporate Lending Fund	6.250%	9/30/29	3,000	3,045
	HSBC Holdings plc	4.300%	3/8/26	21,972	21,858
	HSBC Holdings plc	3.900%	5/25/26	20,927	20,688
[1]	HSBC Holdings plc	2.099%	6/4/26	18,457	18,231
	HSBC Holdings plc	7.336%	11/3/26	399	407
	HSBC Holdings plc	1.589%	5/24/27	10,804	10,310
	HSBC Holdings plc	2.251%	11/22/27	13,259	12,615
[1]	HSBC Holdings plc	4.041%	3/13/28	29,141	28,511
	HSBC Holdings plc	5.597%	5/17/28	9,744	9,845
	HSBC Holdings plc	4.755%	6/9/28	6,240	6,194
	HSBC Holdings plc	5.210%	8/11/28	20,690	20,756
	HSBC Holdings plc	7.390%	11/3/28	11,762	12,462
	HSBC Holdings plc	5.130%	11/19/28	1,955	1,954
	HSBC Holdings plc	6.161%	3/9/29	14,498	14,888
[1]	HSBC Holdings plc	4.583%	6/19/29	20,967	20,545
	HSBC Holdings plc	2.206%	8/17/29	24,479	21,988
[1]	HSBC Holdings plc	3.973%	5/22/30	25,465	24,045
	HSBC Holdings plc	5.286%	11/19/30	2,700	2,680
	HSBC USA Inc.	5.294%	3/4/27	3,040	3,075
	Huntington Bancshares Inc.	4.443%	8/4/28	5,675	5,612
	Huntington Bancshares Inc.	6.208%	8/21/29	9,301	9,596
	Huntington National Bank	4.552%	5/17/28	4,920	4,878
	Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	2,249	2,188
	ING Groep NV	3.950%	3/29/27	8,947	8,779

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	ING Groep NV	1.726%	4/1/27	4,480	4,305
	ING Groep NV	4.017%	3/28/28	12,740	12,473
	ING Groep NV	4.550%	10/2/28	7,430	7,293
	ING Groep NV	5.335%	3/19/30	9,340	9,368
	Intercontinental Exchange Inc.	3.100%	9/15/27	3,939	3,784
	Intercontinental Exchange Inc.	4.000%	9/15/27	11,712	11,538
	Intercontinental Exchange Inc.	3.625%	9/1/28	11,185	10,727
	Intercontinental Exchange Inc.	4.350%	6/15/29	1,968	1,926
	Invesco Finance plc	3.750%	1/15/26	1,348	1,333
	Jefferies Financial Group Inc.	4.850%	1/15/27	5,782	5,790
	Jefferies Financial Group Inc.	6.450%	6/8/27	1,905	1,970
	Jefferies Financial Group Inc.	5.875%	7/21/28	2,934	2,999
	JPMorgan Chase & Co.	3.300%	4/1/26	5,560	5,476
	JPMorgan Chase & Co.	3.200%	6/15/26	3,401	3,336
	JPMorgan Chase & Co.	2.950%	10/1/26	13,855	13,498
	JPMorgan Chase & Co.	7.625%	10/15/26	4,635	4,866
	JPMorgan Chase & Co.	4.125%	12/15/26	27,939	27,649
[1]	JPMorgan Chase & Co.	3.960%	1/29/27	18,720	18,556
	JPMorgan Chase & Co.	1.040%	2/4/27	20,417	19,603
	JPMorgan Chase & Co.	1.578%	4/22/27	70,235	67,437
	JPMorgan Chase & Co.	8.000%	4/29/27	3,295	3,531
	JPMorgan Chase & Co.	1.470%	9/22/27	14,963	14,149
	JPMorgan Chase & Co.	5.040%	1/23/28	5,927	5,946
[1]	JPMorgan Chase & Co.	3.782%	2/1/28	27,514	26,917
	JPMorgan Chase & Co.	2.947%	2/24/28	11,832	11,372
	JPMorgan Chase & Co.	5.571%	4/22/28	30,095	30,612
	JPMorgan Chase & Co.	4.323%	4/26/28	7,934	7,837
	JPMorgan Chase & Co.	4.979%	7/22/28	5,783	5,798
	JPMorgan Chase & Co.	4.851%	7/25/28	29,883	29,867
	JPMorgan Chase & Co.	4.505%	10/22/28	5,000	4,955
[1]	JPMorgan Chase & Co.	3.509%	1/23/29	11,709	11,236
[1]	JPMorgan Chase & Co.	4.005%	4/23/29	15,465	14,989
	JPMorgan Chase & Co.	2.069%	6/1/29	9,705	8,812
[1]	JPMorgan Chase & Co.	4.203%	7/23/29	5,155	5,018
	JPMorgan Chase & Co.	5.299%	7/24/29	6,322	6,379
	JPMorgan Chase & Co.	6.087%	10/23/29	24,400	25,307
	JPMorgan Chase & Co.	5.012%	1/23/30	29,555	29,511
	JPMorgan Chase & Co.	5.581%	4/22/30	13,015	13,258
[1]	JPMorgan Chase & Co.	3.702%	5/6/30	14,771	13,983
	JPMorgan Chase & Co.	4.995%	7/22/30	10,650	10,607
[1]	JPMorgan Chase & Co.	2.739%	10/15/30	20,034	18,028
	JPMorgan Chase & Co.	4.603%	10/22/30	34,435	33,780
	KeyBank NA	4.700%	1/26/26	5,935	5,920
[1]	KeyBank NA	5.850%	11/15/27	10,400	10,651
[1]	KeyBank NA	6.950%	2/1/28	2,235	2,326
[1]	KeyBank NA	3.900%	4/13/29	2,055	1,927
[1]	KeyCorp	2.250%	4/6/27	8,684	8,192
[1]	KeyCorp	4.100%	4/30/28	4,820	4,661
[1]	KeyCorp	2.550%	10/1/29	4,250	3,773
	Lazard Group LLC	3.625%	3/1/27	2,585	2,515
	Lazard Group LLC	4.500%	9/19/28	2,274	2,225
	Lazard Group LLC	4.375%	3/11/29	2,640	2,569
	Legg Mason Inc.	4.750%	3/15/26	4,075	4,076
	Lincoln National Corp.	3.625%	12/12/26	4,899	4,800
	Lincoln National Corp.	3.800%	3/1/28	2,655	2,559
	Lloyds Banking Group plc	4.650%	3/24/26	6,604	6,564
	Lloyds Banking Group plc	3.750%	1/11/27	3,743	3,659
	Lloyds Banking Group plc	1.627%	5/11/27	3,550	3,395
	Lloyds Banking Group plc	5.462%	1/5/28	5,691	5,737
	Lloyds Banking Group plc	3.750%	3/18/28	9,574	9,315
	Lloyds Banking Group plc	4.375%	3/22/28	19,371	18,920
	Lloyds Banking Group plc	4.550%	8/16/28	3,256	3,195
[1]	Lloyds Banking Group plc	3.574%	11/7/28	5,052	4,852
	Lloyds Banking Group plc	5.087%	11/26/28	3,250	3,254
	Lloyds Banking Group plc	5.871%	3/6/29	8,605	8,766
	Lloyds Banking Group plc	5.721%	6/5/30	8,175	8,314
	LPL Holdings Inc.	5.700%	5/20/27	2,950	2,986
	LPL Holdings Inc.	6.750%	11/17/28	3,505	3,682
	M&T Bank Corp.	4.553%	8/16/28	4,936	4,877
[1]	M&T Bank Corp.	4.833%	1/16/29	700	697

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	M&T Bank Corp.	7.413%	10/30/29	4,845	5,189
	Main Street Capital Corp.	3.000%	7/14/26	1,756	1,693
	Main Street Capital Corp.	6.500%	6/4/27	2,700	2,749
	Main Street Capital Corp.	6.950%	3/1/29	1,825	1,899
	Manufacturers & Traders Trust Co.	4.650%	1/27/26	6,349	6,333
[1]	Manufacturers & Traders Trust Co.	3.400%	8/17/27	3,203	3,080
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	8,486	8,395
	Manulife Financial Corp.	4.150%	3/4/26	4,489	4,463
	Manulife Financial Corp.	2.484%	5/19/27	5,479	5,212
[1]	Manulife Financial Corp.	4.061%	2/24/32	4,952	4,832
	Marex Group plc	6.404%	11/4/29	3,575	3,609
	Markel Group Inc.	3.500%	11/1/27	1,755	1,694
	Markel Group Inc.	3.350%	9/17/29	1,700	1,580
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	4,061	4,023
	Marsh & McLennan Cos. Inc.	4.550%	11/8/27	4,430	4,426
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	8,356	8,207
	Mastercard Inc.	2.950%	11/21/26	9,513	9,257
	Mastercard Inc.	3.300%	3/26/27	10,516	10,254
	Mastercard Inc.	4.100%	1/15/28	3,252	3,217
	Mastercard Inc.	4.875%	3/9/28	9,050	9,155
	Mastercard Inc.	2.950%	6/1/29	5,414	5,048
	Mercury General Corp.	4.400%	3/15/27	3,640	3,569
	MGIC Investment Corp.	5.250%	8/15/28	1,232	1,205
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	6,716	6,648
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	6,211	6,014
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	37,756	35,906
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	10,251	9,929
	Mitsubishi UFJ Financial Group Inc.	1.640%	10/13/27	8,995	8,509
	Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/28	7,473	7,109
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	16,840	16,423
	Mitsubishi UFJ Financial Group Inc.	4.080%	4/19/28	4,991	4,904
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	4,393	4,407
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	10,516	10,242
	Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/28	4,280	4,333
	Mitsubishi UFJ Financial Group Inc.	5.242%	4/19/29	6,665	6,709
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	10,203	9,468
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/30	6,785	6,837
	Mizuho Financial Group Inc.	2.651%	5/22/26	4,900	4,855
[1]	Mizuho Financial Group Inc.	2.226%	5/25/26	8,341	8,248
	Mizuho Financial Group Inc.	2.839%	9/13/26	6,139	5,959
	Mizuho Financial Group Inc.	3.663%	2/28/27	3,915	3,820
	Mizuho Financial Group Inc.	1.234%	5/22/27	3,011	2,866
	Mizuho Financial Group Inc.	1.554%	7/9/27	10,850	10,327
	Mizuho Financial Group Inc.	4.018%	3/5/28	4,225	4,110
	Mizuho Financial Group Inc.	5.414%	9/13/28	8,766	8,879
	Mizuho Financial Group Inc.	5.667%	5/27/29	4,092	4,168
	Mizuho Financial Group Inc.	5.778%	7/6/29	9,215	9,423
[1]	Mizuho Financial Group Inc.	4.254%	9/11/29	2,703	2,626
	Mizuho Financial Group Inc.	3.261%	5/22/30	1,739	1,612
[1]	Mizuho Financial Group Inc.	3.153%	7/16/30	4,200	3,856
	Morgan Stanley	5.000%	11/24/25	9,719	9,734
[1]	Morgan Stanley	3.875%	1/27/26	14,227	14,114
[1]	Morgan Stanley	3.125%	7/27/26	5,221	5,100
[1]	Morgan Stanley	6.250%	8/9/26	6,025	6,170
[1]	Morgan Stanley	4.350%	9/8/26	19,619	19,479
	Morgan Stanley	3.625%	1/20/27	9,725	9,542
	Morgan Stanley	5.050%	1/28/27	14,990	15,035
	Morgan Stanley	3.950%	4/23/27	7,228	7,079
	Morgan Stanley	1.593%	5/4/27	13,871	13,296
[1]	Morgan Stanley	1.512%	7/20/27	39,544	37,627
	Morgan Stanley	2.475%	1/21/28	17,735	16,889
	Morgan Stanley	4.210%	4/20/28	35,561	35,043
	Morgan Stanley	6.296%	10/18/28	19,361	20,056
[1]	Morgan Stanley	3.772%	1/24/29	10,343	9,973
	Morgan Stanley	5.123%	2/1/29	8,530	8,547
[1]	Morgan Stanley	5.164%	4/20/29	16,969	17,015
	Morgan Stanley	5.449%	7/20/29	25,140	25,416
	Morgan Stanley	5.173%	1/16/30	32,890	32,905
	Morgan Stanley	5.656%	4/18/30	23,225	23,649
	Morgan Stanley	5.042%	7/19/30	11,665	11,614

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Morgan Stanley	4.654%	10/18/30	31,280	30,609
[1]	Morgan Stanley Bank NA	4.754%	4/21/26	9,428	9,438
[1]	Morgan Stanley Bank NA	5.882%	10/30/26	9,580	9,787
	Morgan Stanley Bank NA	4.447%	10/15/27	11,610	11,530
[1]	Morgan Stanley Bank NA	4.952%	1/14/28	3,645	3,649
[1]	Morgan Stanley Bank NA	5.504%	5/26/28	12,447	12,609
[1]	Morgan Stanley Bank NA	4.968%	7/14/28	4,435	4,447
[3]	Morgan Stanley Direct Lending Fund	6.150%	5/17/29	2,890	2,906
	Nasdaq Inc.	3.850%	6/30/26	3,106	3,069
	Nasdaq Inc.	5.350%	6/28/28	11,720	11,882
	National Australia Bank Ltd.	4.966%	1/12/26	15,059	15,120
	National Australia Bank Ltd.	3.375%	1/14/26	1,916	1,893
[1]	National Australia Bank Ltd.	2.500%	7/12/26	16,793	16,291
	National Australia Bank Ltd.	5.087%	6/11/27	3,600	3,638
	National Australia Bank Ltd.	4.944%	1/12/28	5,325	5,354
	National Australia Bank Ltd.	4.900%	6/13/28	15,800	15,869
	National Australia Bank Ltd.	4.787%	1/10/29	2,865	2,869
	National Bank of Canada	5.600%	12/18/28	8,375	8,535
	National Bank of Canada	4.500%	10/10/29	5,586	5,432
	NatWest Group plc	4.800%	4/5/26	8,584	8,583
	NatWest Group plc	7.472%	11/10/26	14,505	14,799
	NatWest Group plc	5.847%	3/2/27	5,945	6,002
	NatWest Group plc	5.583%	3/1/28	235	238
[1]	NatWest Group plc	3.073%	5/22/28	15,693	15,004
	NatWest Group plc	5.516%	9/30/28	12,861	13,017
[1]	NatWest Group plc	4.892%	5/18/29	19,627	19,424
[1]	NatWest Group plc	4.445%	5/8/30	7,120	6,864
	NatWest Group plc	4.964%	8/15/30	5,705	5,619
	NatWest Group plc	6.475%	6/1/34	6,040	6,200
	Nomura Holdings Inc.	1.653%	7/14/26	2,185	2,078
	Nomura Holdings Inc.	2.329%	1/22/27	14,375	13,618
	Nomura Holdings Inc.	5.594%	7/2/27	1,885	1,907
	Nomura Holdings Inc.	5.386%	7/6/27	5,172	5,207
	Nomura Holdings Inc.	6.070%	7/12/28	4,950	5,087
	Nomura Holdings Inc.	2.172%	7/14/28	5,418	4,887
	Northern Trust Corp.	4.000%	5/10/27	6,177	6,093
	Northern Trust Corp.	3.650%	8/3/28	3,500	3,380
	Northern Trust Corp.	3.150%	5/3/29	3,175	2,974
	Oaktree Specialty Lending Corp.	2.700%	1/15/27	2,501	2,355
[1]	Oaktree Strategic Credit Fund	8.400%	11/14/28	1,900	2,034
	Oaktree Strategic Credit Fund	6.500%	7/23/29	2,000	2,022
	Old Republic International Corp.	3.875%	8/26/26	4,646	4,572
	ORIX Corp.	5.000%	9/13/27	4,115	4,140
	ORIX Corp.	4.650%	9/10/29	3,053	3,003
	PartnerRe Finance B LLC	3.700%	7/2/29	2,945	2,782
	PNC Bank NA	4.775%	1/15/27	5,600	5,601
[1]	PNC Bank NA	3.100%	10/25/27	3,514	3,368
[1]	PNC Bank NA	4.050%	7/26/28	5,427	5,243
[1]	PNC Bank NA	2.700%	10/22/29	4,205	3,776
	PNC Financial Services Group Inc.	1.150%	8/13/26	6,242	5,900
	PNC Financial Services Group Inc.	4.758%	1/26/27	360	359
	PNC Financial Services Group Inc.	3.150%	5/19/27	11,834	11,416
	PNC Financial Services Group Inc.	5.102%	7/23/27	6,175	6,202
	PNC Financial Services Group Inc.	6.615%	10/20/27	6,795	6,997
	PNC Financial Services Group Inc.	5.300%	1/21/28	2,205	2,223
	PNC Financial Services Group Inc.	5.354%	12/2/28	9,036	9,156
	PNC Financial Services Group Inc.	3.450%	4/23/29	7,855	7,431
	PNC Financial Services Group Inc.	5.582%	6/12/29	18,626	18,934
	PNC Financial Services Group Inc.	5.492%	5/14/30	18,730	18,979
	Principal Financial Group Inc.	3.700%	5/15/29	2,330	2,218
	Progressive Corp.	2.500%	3/15/27	6,453	6,178
	Progressive Corp.	4.000%	3/1/29	4,579	4,442
	Prospect Capital Corp.	3.706%	1/22/26	4,126	4,000
	Prospect Capital Corp.	3.364%	11/15/26	1,865	1,739
[1]	Prudential Financial Inc.	1.500%	3/10/26	1,617	1,560
[1]	Prudential Financial Inc.	5.375%	5/15/45	2,648	2,630
[1]	Prudential Financial Inc.	4.500%	9/15/47	1,380	1,332
[1]	Prudential Financial Inc.	5.700%	9/15/48	2,746	2,722
	Radian Group Inc.	6.200%	5/15/29	3,850	3,952
	Regions Financial Corp.	1.800%	8/12/28	4,432	3,948

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Regions Financial Corp.	5.722%	6/6/30	4,145	4,198
	Reinsurance Group of America Inc.	3.950%	9/15/26	1,043	1,029
	Reinsurance Group of America Inc.	3.900%	5/15/29	3,500	3,342
	RenaissanceRe Finance Inc.	3.450%	7/1/27	2,420	2,340
	RenaissanceRe Holdings Ltd.	3.600%	4/15/29	2,422	2,279
[1]	Royal Bank of Canada	0.875%	1/20/26	11,252	10,830
[1]	Royal Bank of Canada	4.650%	1/27/26	14,894	14,868
	Royal Bank of Canada	1.200%	4/27/26	17,994	17,221
[1]	Royal Bank of Canada	1.150%	7/14/26	6,407	6,090
[1]	Royal Bank of Canada	1.400%	11/2/26	7,366	6,955
[1]	Royal Bank of Canada	4.875%	1/19/27	3,965	3,980
[1]	Royal Bank of Canada	2.050%	1/21/27	3,120	2,962
	Royal Bank of Canada	3.625%	5/4/27	3,258	3,182
[1]	Royal Bank of Canada	5.069%	7/23/27	4,855	4,877
[1]	Royal Bank of Canada	4.240%	8/3/27	12,785	12,633
[1]	Royal Bank of Canada	4.510%	10/18/27	3,420	3,406
[1]	Royal Bank of Canada	4.900%	1/12/28	14,215	14,223
[1]	Royal Bank of Canada	5.200%	8/1/28	7,002	7,058
[1]	Royal Bank of Canada	4.522%	10/18/28	3,385	3,355
[1]	Royal Bank of Canada	4.950%	2/1/29	2,752	2,751
[1]	Royal Bank of Canada	4.969%	8/2/30	11,315	11,238
	Santander Holdings USA Inc.	3.244%	10/5/26	16,866	16,375
	Santander Holdings USA Inc.	4.400%	7/13/27	10,267	10,145
	Santander Holdings USA Inc.	2.490%	1/6/28	9,670	9,170
	Santander Holdings USA Inc.	6.499%	3/9/29	6,928	7,123
	Santander UK Group Holdings plc	1.673%	6/14/27	4,740	4,509
	Santander UK Group Holdings plc	2.469%	1/11/28	19,681	18,637
	Santander UK Group Holdings plc	6.534%	1/10/29	10,581	10,903
	SiriusPoint Ltd.	7.000%	4/5/29	1,136	1,167
[3]	Sixth Street Lending Partners	6.500%	3/11/29	4,463	4,518
	Sixth Street Specialty Lending Inc.	2.500%	8/1/26	3,041	2,921
	Sixth Street Specialty Lending Inc.	6.950%	8/14/28	1,306	1,359
	Sixth Street Specialty Lending Inc.	6.125%	3/1/29	4,325	4,378
	State Street Bank & Trust Co.	4.782%	11/23/29	5,600	5,577
	State Street Corp.	5.104%	5/18/26	5,500	5,507
	State Street Corp.	5.272%	8/3/26	7,488	7,561
	State Street Corp.	4.993%	3/18/27	4,200	4,234
	State Street Corp.	2.203%	2/7/28	4,619	4,389
	State Street Corp.	4.530%	2/20/29	3,710	3,667
	State Street Corp.	5.684%	11/21/29	7,675	7,889
[1]	State Street Corp.	3.031%	11/1/34	2,605	2,349
	Sumitomo Mitsui Financial Group Inc.	0.948%	1/12/26	5,999	5,772
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	8,933	8,839
	Sumitomo Mitsui Financial Group Inc.	5.880%	7/13/26	4,290	4,362
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	1,548	1,501
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	20,830	19,704
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	15,623	15,167
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	17,795	17,367
	Sumitomo Mitsui Financial Group Inc.	2.174%	1/14/27	13,099	12,446
	Sumitomo Mitsui Financial Group Inc.	3.352%	10/18/27	997	961
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/28	13,323	13,531
	Sumitomo Mitsui Financial Group Inc.	5.800%	7/13/28	8,530	8,758
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	6,995	6,769
	Sumitomo Mitsui Financial Group Inc.	5.716%	9/14/28	200	205
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	22,190	19,876
	Sumitomo Mitsui Financial Group Inc.	5.316%	7/9/29	2,544	2,571
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	16,215	14,888
	Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	2,825	2,604
	Synchrony Bank	5.625%	8/23/27	13,097	13,191
	Synchrony Financial	3.700%	8/4/26	4,507	4,409
	Synchrony Financial	5.150%	3/19/29	3,555	3,504
	Synovus Bank	5.625%	2/15/28	3,740	3,746
	Synovus Financial Corp.	6.168%	11/1/30	8,510	8,580
[1]	Toronto-Dominion Bank	0.750%	1/6/26	2,945	2,833
	Toronto-Dominion Bank	5.103%	1/9/26	10,420	10,464
[1]	Toronto-Dominion Bank	1.200%	6/3/26	3,364	3,204
[1]	Toronto-Dominion Bank	5.532%	7/17/26	7,020	7,101
[1]	Toronto-Dominion Bank	1.250%	9/10/26	15,727	14,857
[1]	Toronto-Dominion Bank	1.950%	1/12/27	7,070	6,686
[1]	Toronto-Dominion Bank	2.800%	3/10/27	11,349	10,882

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Toronto-Dominion Bank	4.980%	4/5/27	2,880	2,890
	Toronto-Dominion Bank	4.108%	6/8/27	16,910	16,631
[1]	Toronto-Dominion Bank	4.693%	9/15/27	13,747	13,711
	Toronto-Dominion Bank	5.156%	1/10/28	7,435	7,471
[1]	Toronto-Dominion Bank	5.523%	7/17/28	11,409	11,600
	Toronto-Dominion Bank	5.146%	9/10/34	3,340	3,269
	Trinity Acquisition plc	4.400%	3/15/26	5,810	5,766
[1]	Truist Bank	3.300%	5/15/26	545	534
[1]	Truist Bank	3.800%	10/30/26	4,761	4,672
[1]	Truist Financial Corp.	1.267%	3/2/27	7,525	7,215
[1]	Truist Financial Corp.	6.047%	6/8/27	8,405	8,537
[1]	Truist Financial Corp.	1.125%	8/3/27	3,752	3,418
[1]	Truist Financial Corp.	4.123%	6/6/28	15,203	14,919
[1]	Truist Financial Corp.	4.873%	1/26/29	12,885	12,803
[1]	Truist Financial Corp.	1.887%	6/7/29	4,950	4,465
[1]	Truist Financial Corp.	7.161%	10/30/29	9,902	10,580
[1]	Truist Financial Corp.	5.435%	1/24/30	9,155	9,237
	UBS AG	1.250%	8/7/26	8,940	8,462
	UBS AG	7.500%	2/15/28	23,539	25,201
	UBS AG	5.650%	9/11/28	10,300	10,531
	UBS Group AG	4.550%	4/17/26	13,829	13,783
[1]	US Bancorp	3.100%	4/27/26	12,829	12,556
[1]	US Bancorp	2.375%	7/22/26	10,373	10,028
[1]	US Bancorp	3.150%	4/27/27	15,940	15,419
	US Bancorp	6.787%	10/26/27	4,705	4,860
[1]	US Bancorp	3.900%	4/26/28	7,670	7,440
[1]	US Bancorp	4.548%	7/22/28	10,261	10,168
	US Bancorp	4.653%	2/1/29	500	495
	US Bancorp	5.775%	6/12/29	7,112	7,278
[1]	US Bancorp	3.000%	7/30/29	955	875
	US Bancorp	5.384%	1/23/30	19,035	19,200
	US Bancorp	5.100%	7/23/30	6,925	6,909
	US Bank NA	4.507%	10/22/27	6,975	6,934
	Visa Inc.	1.900%	4/15/27	13,197	12,476
	Visa Inc.	0.750%	8/15/27	2,984	2,721
	Visa Inc.	2.750%	9/15/27	620	593
	Voya Financial Inc.	3.650%	6/15/26	3,809	3,746
[1]	Voya Financial Inc.	4.700%	1/23/48	1,425	1,339
	Wachovia Corp.	7.574%	8/1/26	184	191
	Webster Financial Corp.	4.100%	3/25/29	1,660	1,579
	Wells Fargo & Co.	3.000%	4/22/26	31,698	31,003
[1]	Wells Fargo & Co.	4.100%	6/3/26	14,642	14,493
	Wells Fargo & Co.	3.000%	10/23/26	22,591	21,902
[1]	Wells Fargo & Co.	3.196%	6/17/27	2,727	2,663
[1]	Wells Fargo & Co.	4.300%	7/22/27	15,485	15,283
[1]	Wells Fargo & Co.	3.526%	3/24/28	35,168	34,118
[1]	Wells Fargo & Co.	5.707%	4/22/28	25,185	25,591
[1]	Wells Fargo & Co.	3.584%	5/22/28	20,094	19,474
[1]	Wells Fargo & Co.	4.808%	7/25/28	31,396	31,272
[1]	Wells Fargo & Co.	5.574%	7/25/29	30,536	30,982
	Wells Fargo & Co.	5.198%	1/23/30	24,615	24,692
[1]	Wells Fargo & Co.	2.879%	10/30/30	17,930	16,176
	Wells Fargo Bank NA	4.811%	1/15/26	6,160	6,179
[1]	Wells Fargo Bank NA	5.450%	8/7/26	7,182	7,268
	Wells Fargo Bank NA	5.254%	12/11/26	10,610	10,734
	Western Union Co.	1.350%	3/15/26	4,570	4,371
	Westpac Banking Corp.	5.200%	4/16/26	4,965	5,006
	Westpac Banking Corp.	2.850%	5/13/26	18,372	17,965
[1]	Westpac Banking Corp.	4.600%	10/20/26	3,320	3,326
	Westpac Banking Corp.	3.350%	3/8/27	6,927	6,754
	Westpac Banking Corp.	5.457%	11/18/27	14,540	14,878
	Westpac Banking Corp.	3.400%	1/25/28	8,027	7,718
	Westpac Banking Corp.	5.535%	11/17/28	9,270	9,529
	Westpac Banking Corp.	1.953%	11/20/28	4,992	4,497
	Westpac Banking Corp.	5.050%	4/16/29	4,660	4,707
[1]	Westpac Banking Corp.	4.322%	11/23/31	4,972	4,895
	Westpac Banking Corp.	4.110%	7/24/34	7,059	6,648
	Willis North America Inc.	4.650%	6/15/27	9,158	9,137
	Willis North America Inc.	4.500%	9/15/28	989	972
	Willis North America Inc.	2.950%	9/15/29	4,125	3,754

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wintrust Financial Corp.	4.850%	6/6/29	910	868
	Zions Bancorp NA	3.250%	10/29/29	2,270	2,024
					6,066,885
Health Care (2.1%)
	Abbott Laboratories	3.750%	11/30/26	5,858	5,788
	Abbott Laboratories	1.150%	1/30/28	4,975	4,505
	AbbVie Inc.	3.200%	5/14/26	5,198	5,107
	AbbVie Inc.	2.950%	11/21/26	20,182	19,611
	AbbVie Inc.	4.800%	3/15/27	14,250	14,332
	AbbVie Inc.	4.250%	11/14/28	9,293	9,148
	AbbVie Inc.	4.800%	3/15/29	9,730	9,721
	AbbVie Inc.	3.200%	11/21/29	35,905	33,329
	Advocate Health & Hospitals Corp.	3.829%	8/15/28	1,626	1,576
	Agilent Technologies Inc.	3.050%	9/22/26	3,918	3,810
	Agilent Technologies Inc.	2.750%	9/15/29	3,000	2,722
	Amgen Inc.	5.507%	3/2/26	8,760	8,756
	Amgen Inc.	2.600%	8/19/26	6,460	6,252
	Amgen Inc.	2.200%	2/21/27	19,292	18,294
	Amgen Inc.	5.150%	3/2/28	30,000	30,214
	Amgen Inc.	1.650%	8/15/28	5,385	4,812
	Amgen Inc.	4.050%	8/18/29	8,100	7,789
[1]	Ascension Health	2.532%	11/15/29	5,000	4,493
	AstraZeneca Finance LLC	1.200%	5/28/26	4,933	4,716
	AstraZeneca Finance LLC	4.800%	2/26/27	8,415	8,463
	AstraZeneca Finance LLC	4.875%	3/3/28	7,159	7,200
	AstraZeneca Finance LLC	1.750%	5/28/28	7,058	6,399
	AstraZeneca Finance LLC	4.850%	2/26/29	3,829	3,837
	AstraZeneca plc	0.700%	4/8/26	12,075	11,520
	AstraZeneca plc	3.125%	6/12/27	5,650	5,471
	AstraZeneca plc	4.000%	1/17/29	6,370	6,197
	Baxalta Inc.	4.000%	6/23/25	11,029	10,990
	Baxter International Inc.	2.600%	8/15/26	5,924	5,724
	Baxter International Inc.	1.915%	2/1/27	11,201	10,559
	Baxter International Inc.	2.272%	12/1/28	3,600	3,245
	Becton Dickinson & Co.	3.700%	6/6/27	13,485	13,156
	Becton Dickinson & Co.	4.693%	2/13/28	4,739	4,713
	Becton Dickinson & Co.	5.081%	6/7/29	3,345	3,368
	Bio-Rad Laboratories Inc.	3.300%	3/15/27	3,250	3,147
	Bristol-Myers Squibb Co.	4.950%	2/20/26	5,630	5,658
	Bristol-Myers Squibb Co.	3.200%	6/15/26	7,782	7,644
	Bristol-Myers Squibb Co.	4.900%	2/22/27	3,855	3,887
	Bristol-Myers Squibb Co.	1.125%	11/13/27	5,080	4,626
	Bristol-Myers Squibb Co.	3.450%	11/15/27	4,770	4,635
	Bristol-Myers Squibb Co.	3.900%	2/20/28	9,175	8,981
	Bristol-Myers Squibb Co.	4.900%	2/22/29	10,055	10,105
	Bristol-Myers Squibb Co.	3.400%	7/26/29	13,087	12,338
	Cardinal Health Inc.	4.700%	11/15/26	2,150	2,147
	Cardinal Health Inc.	3.410%	6/15/27	3,742	3,626
	Cardinal Health Inc.	5.125%	2/15/29	4,195	4,202
	Cardinal Health Inc.	5.000%	11/15/29	3,750	3,727
	Cencora Inc.	3.450%	12/15/27	5,131	4,965
	Cencora Inc.	4.625%	12/15/27	1,500	1,500
	Cencora Inc.	4.850%	12/15/29	3,350	3,326
	Centene Corp.	4.250%	12/15/27	13,490	13,057
	Centene Corp.	2.450%	7/15/28	15,468	13,936
	Centene Corp.	4.625%	12/15/29	14,238	13,459
[1]	CHRISTUS Health	4.341%	7/1/28	1,610	1,577
[1]	Cigna Group	4.500%	2/25/26	1,977	1,972
	Cigna Group	1.250%	3/15/26	2,308	2,214
[1]	Cigna Group	3.400%	3/1/27	13,683	13,302
	Cigna Group	4.375%	10/15/28	21,900	21,459
	Cigna Group	5.000%	5/15/29	5,750	5,745
	CommonSpirit Health	6.073%	11/1/27	3,095	3,194
	CommonSpirit Health	3.347%	10/1/29	4,945	4,607
	CVS Health Corp.	5.000%	2/20/26	944	943
	CVS Health Corp.	2.875%	6/1/26	9,788	9,504
	CVS Health Corp.	3.000%	8/15/26	4,325	4,191
	CVS Health Corp.	3.625%	4/1/27	3,241	3,143
	CVS Health Corp.	1.300%	8/21/27	10,955	9,925

Short-Term Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
CVS Health Corp.	4.300%	3/25/28	29,072	28,178
CVS Health Corp.	5.000%	1/30/29	2,039	2,011
CVS Health Corp.	5.400%	6/1/29	3,655	3,656
CVS Health Corp.	3.250%	8/15/29	16,339	14,870
DH Europe Finance II Sarl	2.600%	11/15/29	5,000	4,521
Edwards Lifesciences Corp.	4.300%	6/15/28	4,075	3,988
Elevance Health Inc.	4.900%	2/8/26	3,745	3,742
Elevance Health Inc.	1.500%	3/15/26	4,410	4,246
Elevance Health Inc.	4.500%	10/30/26	1,370	1,367
Elevance Health Inc.	3.650%	12/1/27	805	783
Elevance Health Inc.	4.101%	3/1/28	16,713	16,337
Elevance Health Inc.	5.150%	6/15/29	3,257	3,276
Elevance Health Inc.	2.875%	9/15/29	4,755	4,324
Eli Lilly & Co.	4.500%	2/9/27	5,164	5,174
Eli Lilly & Co.	5.500%	3/15/27	2,850	2,914
Eli Lilly & Co.	3.100%	5/15/27	1,991	1,932
Eli Lilly & Co.	4.150%	8/14/27	4,290	4,266
Eli Lilly & Co.	4.500%	2/9/29	7,450	7,412
Eli Lilly & Co.	3.375%	3/15/29	8,933	8,511
Eli Lilly & Co.	4.200%	8/14/29	6,571	6,429
GE HealthCare Technologies Inc.	5.650%	11/15/27	9,803	10,046
GE HealthCare Technologies Inc.	4.800%	8/14/29	5,775	5,719
Gilead Sciences Inc.	3.650%	3/1/26	23,319	23,054
Gilead Sciences Inc.	2.950%	3/1/27	8,605	8,310
Gilead Sciences Inc.	1.200%	10/1/27	2,540	2,316
Gilead Sciences Inc.	4.800%	11/15/29	3,200	3,194
GlaxoSmithKline Capital Inc.	3.875%	5/15/28	9,070	8,844
GlaxoSmithKline Capital plc	3.375%	6/1/29	4,484	4,240
HCA Inc.	5.875%	2/15/26	10,126	10,176
HCA Inc.	5.250%	6/15/26	9,673	9,695
HCA Inc.	5.375%	9/1/26	6,402	6,427
HCA Inc.	4.500%	2/15/27	3,405	3,372
HCA Inc.	3.125%	3/15/27	11,045	10,629
HCA Inc.	5.200%	6/1/28	4,845	4,856
HCA Inc.	5.625%	9/1/28	8,485	8,593
HCA Inc.	5.875%	2/1/29	5,995	6,115
HCA Inc.	3.375%	3/15/29	4,375	4,063
HCA Inc.	4.125%	6/15/29	11,650	11,119
Humana Inc.	3.950%	3/15/27	3,560	3,490
Humana Inc.	5.750%	3/1/28	2,400	2,444
Humana Inc.	5.750%	12/1/28	3,077	3,132
Humana Inc.	3.700%	3/23/29	4,750	4,481
Humana Inc.	3.125%	8/15/29	3,035	2,772
Icon Investments Six DAC	5.849%	5/8/29	3,510	3,577
Illumina Inc.	4.650%	9/9/26	1,940	1,934
Illumina Inc.	5.750%	12/13/27	4,950	5,079
IQVIA Inc.	5.700%	5/15/28	1,180	1,194
IQVIA Inc.	6.250%	2/1/29	7,575	7,823
Johnson & Johnson	2.450%	3/1/26	11,635	11,379
Johnson & Johnson	2.950%	3/3/27	13,148	12,753
Johnson & Johnson	0.950%	9/1/27	1,281	1,174
Johnson & Johnson	2.900%	1/15/28	8,828	8,441
Johnson & Johnson	4.800%	6/1/29	7,335	7,394
Kaiser Foundation Hospitals	3.150%	5/1/27	4,122	3,990
Laboratory Corp. of America Holdings	1.550%	6/1/26	5,865	5,607
Laboratory Corp. of America Holdings	2.950%	12/1/29	4,075	3,695
McKesson Corp.	3.950%	2/16/28	2,300	2,241
McKesson Corp.	4.900%	7/15/28	1,514	1,519
McKesson Corp.	4.250%	9/15/29	3,750	3,665
Medtronic Global Holdings SCA	4.250%	3/30/28	7,645	7,549
Merck & Co. Inc.	0.750%	2/24/26	6,003	5,755
Merck & Co. Inc.	1.700%	6/10/27	16,684	15,641
Merck & Co. Inc.	4.050%	5/17/28	3,875	3,817
Merck & Co. Inc.	3.400%	3/7/29	10,574	10,051
Mylan Inc.	4.550%	4/15/28	5,970	5,849
Novartis Capital Corp.	2.000%	2/14/27	15,612	14,847
Novartis Capital Corp.	3.100%	5/17/27	5,164	5,006
Novartis Capital Corp.	3.800%	9/18/29	5,650	5,440
Pfizer Inc.	2.750%	6/3/26	13,904	13,579
Pfizer Inc.	3.000%	12/15/26	9,648	9,387

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/26	18,475	18,448
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/28	29,835	29,569
	Pharmacia LLC	6.600%	12/1/28	6,887	7,316
[1]	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	2,742	2,646
[1]	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	1,950	1,745
	Quest Diagnostics Inc.	3.450%	6/1/26	7,619	7,491
	Quest Diagnostics Inc.	4.600%	12/15/27	2,400	2,397
	Quest Diagnostics Inc.	4.200%	6/30/29	1,500	1,454
	Quest Diagnostics Inc.	4.625%	12/15/29	3,350	3,295
	Revvity Inc.	1.900%	9/15/28	1,555	1,392
	Revvity Inc.	3.300%	9/15/29	4,875	4,499
	Royalty Pharma plc	1.750%	9/2/27	6,430	5,923
	Royalty Pharma plc	5.150%	9/2/29	1,500	1,495
	Sanofi SA	3.625%	6/19/28	5,770	5,592
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	300	293
	Smith & Nephew plc	5.150%	3/20/27	1,579	1,590
[3]	Solventum Corp.	5.450%	2/25/27	6,820	6,880
[3]	Solventum Corp.	5.400%	3/1/29	7,662	7,684
[1]	SSM Health Care Corp.	3.823%	6/1/27	2,914	2,857
	SSM Health Care Corp.	4.894%	6/1/28	3,500	3,489
	Stryker Corp.	3.500%	3/15/26	1,713	1,690
	Stryker Corp.	3.650%	3/7/28	4,867	4,700
	Stryker Corp.	4.250%	9/11/29	2,805	2,728
[1]	Sutter Health	3.695%	8/15/28	2,075	1,990
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	10,823	10,852
	Thermo Fisher Scientific Inc.	4.953%	8/10/26	735	740
	Thermo Fisher Scientific Inc.	5.000%	12/5/26	5,265	5,312
	Thermo Fisher Scientific Inc.	4.800%	11/21/27	5,238	5,274
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	4,487	4,034
	Thermo Fisher Scientific Inc.	5.000%	1/31/29	4,175	4,210
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	6,875	6,249
	UnitedHealth Group Inc.	1.250%	1/15/26	1,482	1,433
	UnitedHealth Group Inc.	3.100%	3/15/26	2,602	2,564
	UnitedHealth Group Inc.	1.150%	5/15/26	11,072	10,581
	UnitedHealth Group Inc.	4.750%	7/15/26	2,315	2,323
	UnitedHealth Group Inc.	3.450%	1/15/27	5,720	5,600
	UnitedHealth Group Inc.	3.375%	4/15/27	8,040	7,832
	UnitedHealth Group Inc.	3.700%	5/15/27	6,490	6,357
	UnitedHealth Group Inc.	5.250%	2/15/28	5,844	5,934
	UnitedHealth Group Inc.	3.850%	6/15/28	8,095	7,868
	UnitedHealth Group Inc.	3.875%	12/15/28	5,188	5,017
	UnitedHealth Group Inc.	4.250%	1/15/29	5,393	5,285
	UnitedHealth Group Inc.	4.700%	4/15/29	2,290	2,279
	UnitedHealth Group Inc.	4.000%	5/15/29	5,300	5,119
	UnitedHealth Group Inc.	2.875%	8/15/29	5,575	5,124
	Universal Health Services Inc.	1.650%	9/1/26	4,395	4,160
	Universal Health Services Inc.	4.625%	10/15/29	2,955	2,852
	Utah Acquisition Sub Inc.	3.950%	6/15/26	9,704	9,558
	Zimmer Biomet Holdings Inc.	3.050%	1/15/26	4,857	4,777
	Zimmer Biomet Holdings Inc.	5.350%	12/1/28	3,000	3,044
	Zoetis Inc.	3.900%	8/20/28	813	788
					1,228,298
Industrials (1.8%)
[1]	3M Co.	2.250%	9/19/26	2,574	2,473
	3M Co.	2.875%	10/15/27	5,330	5,099
[1]	3M Co.	3.625%	9/14/28	2,705	2,615
[1]	3M Co.	3.375%	3/1/29	4,665	4,396
	3M Co.	2.375%	8/26/29	5,680	5,095
	AGCO Corp.	5.450%	3/21/27	2,350	2,372
	Allegion plc	3.500%	10/1/29	3,395	3,171
[1]	American Airlines Pass-Through Trust Class A Series 2014-1	3.700%	10/1/26	2,184	2,123
[1]	American Airlines Pass-Through Trust Class AA Series 2016-2	3.200%	6/15/28	1,563	1,476
[1]	American Airlines Pass-Through Trust Class AA Series 2017-1	3.650%	2/15/29	3,286	3,128
[1]	American Airlines Pass-Through Trust Class AA Series 2017-2	3.350%	10/15/29	1,818	1,703
	Amphenol Corp.	5.050%	4/5/27	4,685	4,726
	Amphenol Corp.	5.050%	4/5/29	2,635	2,647
	Amphenol Corp.	4.350%	6/1/29	2,890	2,830
[1]	BNSF Funding Trust I	6.613%	12/15/55	3,664	3,681
	Boeing Co.	2.750%	2/1/26	3,452	3,367

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Boeing Co.	2.196%	2/4/26	40,797	39,553
	Boeing Co.	3.100%	5/1/26	4	4
	Boeing Co.	2.250%	6/15/26	5,159	4,954
	Boeing Co.	2.700%	2/1/27	6,024	5,743
	Boeing Co.	5.040%	5/1/27	16,873	16,911
	Boeing Co.	6.259%	5/1/27	5,905	6,042
	Boeing Co.	3.250%	2/1/28	8,197	7,717
	Boeing Co.	3.200%	3/1/29	2,715	2,501
	Boeing Co.	6.298%	5/1/29	9,375	9,719
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	5,175	5,027
	Canadian National Railway Co.	2.750%	3/1/26	3,337	3,271
	Canadian Pacific Railway Co.	1.750%	12/2/26	9,366	8,868
	Carrier Global Corp.	2.493%	2/15/27	4,105	3,925
	Caterpillar Financial Services Corp.	5.050%	2/27/26	4,700	4,731
	Caterpillar Financial Services Corp.	0.900%	3/2/26	6,106	5,862
[1]	Caterpillar Financial Services Corp.	4.350%	5/15/26	7,090	7,081
[1]	Caterpillar Financial Services Corp.	1.150%	9/14/26	3,350	3,171
	Caterpillar Financial Services Corp.	4.450%	10/16/26	3,825	3,826
[1]	Caterpillar Financial Services Corp.	1.700%	1/8/27	9,441	8,934
	Caterpillar Financial Services Corp.	5.000%	5/14/27	5,065	5,118
[1]	Caterpillar Financial Services Corp.	3.600%	8/12/27	11,063	10,821
[1]	Caterpillar Financial Services Corp.	1.100%	9/14/27	247	226
	Caterpillar Financial Services Corp.	4.400%	10/15/27	3,030	3,017
	Caterpillar Financial Services Corp.	4.600%	11/15/27	3,750	3,752
	Caterpillar Financial Services Corp.	4.700%	11/15/29	2,100	2,092
	CH Robinson Worldwide Inc.	4.200%	4/15/28	4,595	4,479
	CNH Industrial Capital LLC	1.875%	1/15/26	4,318	4,185
	CNH Industrial Capital LLC	4.550%	4/10/28	5,650	5,569
	CNH Industrial Capital LLC	5.500%	1/12/29	3,620	3,671
	CNH Industrial Capital LLC	5.100%	4/20/29	3,500	3,497
[1]	CNH Industrial NV	3.850%	11/15/27	2,800	2,735
	CSX Corp.	2.600%	11/1/26	5,707	5,518
	CSX Corp.	3.250%	6/1/27	1,585	1,536
	CSX Corp.	4.250%	3/15/29	5,770	5,649
	Cummins Inc.	4.900%	2/20/29	2,700	2,717
	Deere & Co.	5.375%	10/16/29	2,795	2,884
[3]	Delta Air Lines Inc.	4.750%	10/20/28	9,430	9,299
	Delta Air Lines Inc.	3.750%	10/28/29	2,700	2,523
	Eaton Corp.	3.103%	9/15/27	5,324	5,128
	Embraer Netherlands Finance BV	5.400%	2/1/27	3,050	3,044
	Emerson Electric Co.	0.875%	10/15/26	3,884	3,648
	Emerson Electric Co.	1.800%	10/15/27	4,923	4,576
	Emerson Electric Co.	2.000%	12/21/28	6,630	5,981
	FedEx Corp.	3.250%	4/1/26	3,911	3,843
	FedEx Corp.	4.200%	10/17/28	5,505	5,381
	FedEx Corp.	3.100%	8/5/29	14,260	13,203
	Fortive Corp.	3.150%	6/15/26	5,373	5,251
	General Dynamics Corp.	3.500%	4/1/27	5,090	4,980
	General Dynamics Corp.	2.625%	11/15/27	4,140	3,927
	General Dynamics Corp.	3.750%	5/15/28	8,434	8,183
	HEICO Corp.	5.250%	8/1/28	2,166	2,186
	Hexcel Corp.	4.200%	2/15/27	4,364	4,265
	Honeywell International Inc.	2.500%	11/1/26	5,434	5,248
	Honeywell International Inc.	1.100%	3/1/27	7,806	7,266
	Honeywell International Inc.	4.650%	7/30/27	12,795	12,839
	Honeywell International Inc.	4.950%	2/15/28	4,965	5,020
	Honeywell International Inc.	4.250%	1/15/29	5,020	4,949
	Honeywell International Inc.	2.700%	8/15/29	4,695	4,303
	Honeywell International Inc.	4.875%	9/1/29	6,020	6,056
	Howmet Aerospace Inc.	5.900%	2/1/27	7,545	7,701
	Howmet Aerospace Inc.	3.000%	1/15/29	2,677	2,486
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	5,642	5,417
	Huntington Ingalls Industries Inc.	2.043%	8/16/28	2,705	2,429
	Huntington Ingalls Industries Inc.	5.353%	1/15/30	5,500	5,508
	IDEX Corp.	4.950%	9/1/29	2,385	2,374
	Illinois Tool Works Inc.	2.650%	11/15/26	6,451	6,264
	Ingersoll Rand Inc.	5.197%	6/15/27	5,150	5,208
	Ingersoll Rand Inc.	5.400%	8/14/28	1,350	1,372
	Ingersoll Rand Inc.	5.176%	6/15/29	5,390	5,437
	Jacobs Engineering Group Inc.	6.350%	8/18/28	3,805	3,958

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	JB Hunt Transport Services Inc.	3.875%	3/1/26	5,527	5,471
[1]	John Deere Capital Corp.	4.800%	1/9/26	2,836	2,844
[1]	John Deere Capital Corp.	0.700%	1/15/26	5,439	5,229
[1]	John Deere Capital Corp.	5.050%	3/3/26	3,205	3,228
[1]	John Deere Capital Corp.	4.950%	3/6/26	9,415	9,462
[1]	John Deere Capital Corp.	4.750%	6/8/26	2,590	2,601
[1]	John Deere Capital Corp.	1.050%	6/17/26	4,715	4,489
[1]	John Deere Capital Corp.	5.150%	9/8/26	2,970	3,008
[1]	John Deere Capital Corp.	2.250%	9/14/26	4,874	4,697
[1]	John Deere Capital Corp.	1.300%	10/13/26	5,855	5,543
[1]	John Deere Capital Corp.	1.700%	1/11/27	5,035	4,762
[1]	John Deere Capital Corp.	4.850%	3/5/27	10,160	10,224
[1]	John Deere Capital Corp.	1.750%	3/9/27	1,901	1,790
[1]	John Deere Capital Corp.	4.900%	6/11/27	4,180	4,210
[1]	John Deere Capital Corp.	4.150%	9/15/27	14,370	14,227
[1]	John Deere Capital Corp.	3.050%	1/6/28	35	34
[1]	John Deere Capital Corp.	4.750%	1/20/28	12,210	12,269
[1]	John Deere Capital Corp.	4.900%	3/3/28	6,525	6,575
[1]	John Deere Capital Corp.	4.950%	7/14/28	12,636	12,754
	John Deere Capital Corp.	4.500%	1/16/29	15,075	14,938
[1]	John Deere Capital Corp.	3.450%	3/7/29	3,850	3,666
[1]	John Deere Capital Corp.	3.350%	4/18/29	3,460	3,281
[1]	John Deere Capital Corp.	4.850%	6/11/29	2,326	2,334
[1]	John Deere Capital Corp.	4.850%	10/11/29	2,235	2,250
[1]	Johnson Controls International plc	3.900%	2/14/26	3,064	3,035
	Johnson Controls International plc	5.500%	4/19/29	3,785	3,853
	Keysight Technologies Inc.	4.600%	4/6/27	4,935	4,911
	Keysight Technologies Inc.	3.000%	10/30/29	2,885	2,631
	Kirby Corp.	4.200%	3/1/28	4,653	4,503
	L3Harris Technologies Inc.	5.400%	1/15/27	3,580	3,623
	L3Harris Technologies Inc.	4.400%	6/15/28	7,794	7,659
[1]	L3Harris Technologies Inc.	4.400%	6/15/28	9,653	9,483
	Lennox International Inc.	5.500%	9/15/28	3,200	3,251
	LKQ Corp.	5.750%	6/15/28	10,950	11,133
	Lockheed Martin Corp.	3.550%	1/15/26	6,312	6,249
	Lockheed Martin Corp.	5.100%	11/15/27	8,290	8,421
	Lockheed Martin Corp.	4.500%	2/15/29	5,195	5,137
	MasTec Inc.	5.900%	6/15/29	3,030	3,081
[3]	Mileage Plus Holdings LLC	6.500%	6/20/27	3,500	3,522
	Norfolk Southern Corp.	2.900%	6/15/26	8,600	8,400
	Norfolk Southern Corp.	3.150%	6/1/27	2,542	2,458
	Norfolk Southern Corp.	3.800%	8/1/28	7,370	7,139
	Norfolk Southern Corp.	2.550%	11/1/29	3,000	2,704
	Northrop Grumman Corp.	3.200%	2/1/27	6,095	5,922
	Northrop Grumman Corp.	3.250%	1/15/28	17,621	16,836
	Otis Worldwide Corp.	2.293%	4/5/27	4,834	4,582
	Otis Worldwide Corp.	5.250%	8/16/28	6,680	6,760
[1]	PACCAR Financial Corp.	5.050%	8/10/26	2,010	2,027
[1]	PACCAR Financial Corp.	4.500%	11/25/26	3,750	3,753
	PACCAR Financial Corp.	5.000%	5/13/27	3,500	3,539
	PACCAR Financial Corp.	4.450%	8/6/27	4,500	4,495
	PACCAR Financial Corp.	4.600%	1/10/28	5,135	5,122
[1]	PACCAR Financial Corp.	4.950%	8/10/28	2,190	2,207
[1]	PACCAR Financial Corp.	4.600%	1/31/29	7,500	7,473
	PACCAR Financial Corp.	4.000%	9/26/29	3,950	3,824
	Parker-Hannifin Corp.	3.250%	3/1/27	2,915	2,831
	Parker-Hannifin Corp.	4.250%	9/15/27	7,505	7,427
	Parker-Hannifin Corp.	3.250%	6/14/29	15,775	14,758
	Parker-Hannifin Corp.	4.500%	9/15/29	5,780	5,700
	Pentair Finance Sarl	4.500%	7/1/29	2,300	2,236
	Regal Rexnord Corp.	6.050%	2/15/26	6,190	6,246
	Regal Rexnord Corp.	6.050%	4/15/28	5,482	5,578
	Republic Services Inc.	2.900%	7/1/26	4,808	4,699
	Republic Services Inc.	3.950%	5/15/28	1,297	1,263
	Republic Services Inc.	4.875%	4/1/29	4,525	4,515
	RTX Corp.	5.000%	2/27/26	1,973	1,982
	RTX Corp.	5.750%	11/8/26	16,810	17,110
	RTX Corp.	3.500%	3/15/27	8,303	8,093
	RTX Corp.	3.125%	5/4/27	13,001	12,543
	RTX Corp.	4.125%	11/16/28	14,739	14,351

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Ryder System Inc.	1.750%	9/1/26	3,298	3,135
[1]	Ryder System Inc.	2.850%	3/1/27	2,320	2,224
[1]	Ryder System Inc.	5.650%	3/1/28	4,800	4,907
[1]	Ryder System Inc.	5.250%	6/1/28	6,560	6,622
	Ryder System Inc.	6.300%	12/1/28	3,075	3,221
[1]	Ryder System Inc.	5.375%	3/15/29	3,344	3,383
[1]	Ryder System Inc.	4.950%	9/1/29	930	926
[1]	Ryder System Inc.	4.900%	12/1/29	1,000	991
	Southwest Airlines Co.	5.125%	6/15/27	6,446	6,479
	Southwest Airlines Co.	3.450%	11/16/27	2,310	2,220
	Teledyne Technologies Inc.	1.600%	4/1/26	5,282	5,074
	Teledyne Technologies Inc.	2.250%	4/1/28	5,536	5,092
	Textron Inc.	4.000%	3/15/26	2,375	2,353
	Textron Inc.	3.650%	3/15/27	4,167	4,056
	Trane Technologies Financing Ltd.	3.800%	3/21/29	4,770	4,572
	Trane Technologies Global Holding Co. Ltd.	3.750%	8/21/28	5,000	4,823
	Trimble Inc.	4.900%	6/15/28	3,008	3,005
	Tyco Electronics Group SA	4.500%	2/13/26	4,865	4,864
	Tyco Electronics Group SA	3.700%	2/15/26	3,224	3,191
	Tyco Electronics Group SA	3.125%	8/15/27	5,307	5,104
[1]	Union Pacific Corp.	4.750%	2/21/26	265	266
	Union Pacific Corp.	2.750%	3/1/26	2,331	2,282
	Union Pacific Corp.	3.950%	9/10/28	11,245	10,944
	Union Pacific Corp.	3.700%	3/1/29	5,720	5,491
[1]	United Airlines Pass-Through Trust Class A Series 2014-1	4.000%	4/11/26	2,154	2,128
[1]	United Airlines Pass-Through Trust Class A Series 2014-2	3.750%	9/3/26	3,440	3,372
[1]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	6,874	7,020
[1]	United Airlines Pass-Through Trust Class B Series 2020-1	4.875%	1/15/26	2,960	2,955
	United Parcel Service Inc.	2.400%	11/15/26	4,903	4,726
	United Parcel Service Inc.	3.050%	11/15/27	7,020	6,749
	Veralto Corp.	5.350%	9/18/28	5,525	5,595
	Vontier Corp.	1.800%	4/1/26	4,072	3,908
	Waste Connections Inc.	3.500%	5/1/29	2,815	2,661
	Waste Management Inc.	4.950%	7/3/27	3,806	3,844
	Waste Management Inc.	3.150%	11/15/27	4,170	4,011
	Waste Management Inc.	4.500%	3/15/28	3,250	3,231
	Waste Management Inc.	4.875%	2/15/29	6,991	7,019
	Waste Management Inc.	2.000%	6/1/29	4,020	3,573
	Westinghouse Air Brake Technologies Corp.	3.450%	11/15/26	4,970	4,846
	Westinghouse Air Brake Technologies Corp.	4.700%	9/15/28	7,113	7,047
	Xylem Inc.	3.250%	11/1/26	2,414	2,354
	Xylem Inc.	1.950%	1/30/28	4,680	4,290
					1,036,966
Materials (0.5%)
	Air Products and Chemicals Inc.	1.850%	5/15/27	5,232	4,919
	Albemarle Corp.	4.650%	6/1/27	3,180	3,152
	Amcor Group Finance plc	5.450%	5/23/29	2,965	2,988
	AngloGold Ashanti Holdings plc	3.375%	11/1/28	4,407	4,050
	ArcelorMittal SA	4.550%	3/11/26	3,182	3,162
	ArcelorMittal SA	6.550%	11/29/27	9,358	9,729
	Berry Global Inc.	1.570%	1/15/26	6,212	5,994
	Berry Global Inc.	1.650%	1/15/27	5,980	5,598
	Berry Global Inc.	5.500%	4/15/28	4,300	4,340
	BHP Billiton Finance USA Ltd.	4.875%	2/27/26	7,644	7,664
	BHP Billiton Finance USA Ltd.	5.250%	9/8/26	5,066	5,117
	BHP Billiton Finance USA Ltd.	4.750%	2/28/28	6,505	6,494
	BHP Billiton Finance USA Ltd.	5.100%	9/8/28	2,463	2,486
	Cabot Corp.	4.000%	7/1/29	1,457	1,392
	Celanese US Holdings LLC	1.400%	8/5/26	3,200	2,994
	Celanese US Holdings LLC	6.165%	7/15/27	14,055	14,271
	Celanese US Holdings LLC	6.600%	11/15/28	8,552	8,750
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	3,400	3,257
	CRH SMW Finance DAC	5.200%	5/21/29	4,560	4,591
	Dow Chemical Co.	4.800%	11/30/28	3,615	3,596
	DuPont de Nemours Inc.	4.725%	11/15/28	14,060	13,995
	Eastman Chemical Co.	4.500%	12/1/28	3,050	2,993
	Eastman Chemical Co.	5.000%	8/1/29	19,000	18,948
	Ecolab Inc.	2.700%	11/1/26	6,313	6,112
	Ecolab Inc.	5.250%	1/15/28	2,610	2,660

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	EIDP Inc.	4.500%	5/15/26	5,255	5,248
	FMC Corp.	5.150%	5/18/26	2,076	2,078
	FMC Corp.	3.200%	10/1/26	4,690	4,554
	FMC Corp.	3.450%	10/1/29	2,140	1,961
	Freeport-McMoRan Inc.	5.000%	9/1/27	4,575	4,576
	Freeport-McMoRan Inc.	4.125%	3/1/28	3,250	3,158
	Freeport-McMoRan Inc.	4.375%	8/1/28	356	346
	Freeport-McMoRan Inc.	5.250%	9/1/29	691	691
	Huntsman International LLC	4.500%	5/1/29	4,405	4,201
	Kinross Gold Corp.	4.500%	7/15/27	3,960	3,921
	Linde Inc.	3.200%	1/30/26	4,297	4,239
	LYB International Finance II BV	3.500%	3/2/27	2,205	2,142
	Mosaic Co.	4.050%	11/15/27	5,115	5,008
	Mosaic Co.	5.375%	11/15/28	2,595	2,624
	Newmont Corp.	5.300%	3/15/26	6,015	6,051
	Nucor Corp.	4.300%	5/23/27	4,145	4,111
	Nucor Corp.	3.950%	5/1/28	1,737	1,688
	Nutrien Ltd.	4.000%	12/15/26	4,151	4,094
	Nutrien Ltd.	5.200%	6/21/27	2,610	2,637
	Nutrien Ltd.	4.900%	3/27/28	4,668	4,666
	Nutrien Ltd.	4.200%	4/1/29	4,525	4,389
	Packaging Corp. of America	3.400%	12/15/27	3,857	3,716
	PPG Industries Inc.	1.200%	3/15/26	5,605	5,367
	PPG Industries Inc.	3.750%	3/15/28	1,536	1,485
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	5,105	5,479
	Rohm & Haas Co.	7.850%	7/15/29	1,405	1,547
	RPM International Inc.	3.750%	3/15/27	3,668	3,586
	RPM International Inc.	4.550%	3/1/29	1,880	1,845
	Sherwin-Williams Co.	3.450%	6/1/27	10,048	9,770
[1]	Sherwin-Williams Co.	4.550%	3/1/28	2,300	2,283
	Sonoco Products Co.	4.450%	9/1/26	1,635	1,623
	Sonoco Products Co.	2.250%	2/1/27	2,725	2,578
	Sonoco Products Co.	4.600%	9/1/29	2,075	2,022
	Steel Dynamics Inc.	5.000%	12/15/26	1,500	1,502
	Suzano Austria GmbH	6.000%	1/15/29	11,625	11,658
	Suzano International Finance BV	5.500%	1/17/27	4,834	4,839
	Vulcan Materials Co.	3.900%	4/1/27	2,556	2,513
	Vulcan Materials Co.	4.950%	12/1/29	2,000	1,993
	Westlake Corp.	3.600%	8/15/26	5,057	4,955
	WRKCo Inc.	4.000%	3/15/28	4,519	4,379
	WRKCo Inc.	3.900%	6/1/28	4,342	4,187
	WRKCo Inc.	4.900%	3/15/29	4,380	4,352
					303,314
Real Estate (1.0%)
	Agree LP	2.000%	6/15/28	2,007	1,817
	Alexandria Real Estate Equities Inc.	3.800%	4/15/26	4,372	4,315
	Alexandria Real Estate Equities Inc.	3.950%	1/15/28	1,335	1,297
	Alexandria Real Estate Equities Inc.	2.750%	12/15/29	2,067	1,849
	American Homes 4 Rent LP	4.250%	2/15/28	3,819	3,727
	American Homes 4 Rent LP	4.900%	2/15/29	2,354	2,334
	American Tower Corp.	4.400%	2/15/26	4,300	4,277
	American Tower Corp.	1.600%	4/15/26	2,506	2,407
	American Tower Corp.	1.450%	9/15/26	4,114	3,888
	American Tower Corp.	3.375%	10/15/26	11,188	10,926
	American Tower Corp.	2.750%	1/15/27	4,643	4,460
	American Tower Corp.	3.125%	1/15/27	4,464	4,318
	American Tower Corp.	3.650%	3/15/27	5,175	5,050
	American Tower Corp.	3.600%	1/15/28	6,231	5,987
	American Tower Corp.	5.500%	3/15/28	4,678	4,744
	American Tower Corp.	5.250%	7/15/28	4,820	4,852
	American Tower Corp.	5.800%	11/15/28	5,595	5,738
	American Tower Corp.	5.200%	2/15/29	2,984	3,000
	American Tower Corp.	3.950%	3/15/29	1,851	1,773
	American Tower Corp.	3.800%	8/15/29	7,000	6,627
	American Tower Corp.	5.000%	1/31/30	3,100	3,081
[1]	AvalonBay Communities Inc.	2.900%	10/15/26	2,794	2,710
[1]	AvalonBay Communities Inc.	3.350%	5/15/27	3,573	3,465
[1]	AvalonBay Communities Inc.	3.200%	1/15/28	3,374	3,227
[1]	AvalonBay Communities Inc.	3.300%	6/1/29	2,600	2,435

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Boston Properties LP	2.750%	10/1/26	4,795	4,619
	Boston Properties LP	6.750%	12/1/27	5,680	5,926
	Boston Properties LP	4.500%	12/1/28	6,092	5,929
	Boston Properties LP	3.400%	6/21/29	2,284	2,097
	Brixmor Operating Partnership LP	3.900%	3/15/27	4,995	4,889
	Brixmor Operating Partnership LP	2.250%	4/1/28	2,025	1,851
	Brixmor Operating Partnership LP	4.125%	5/15/29	4,344	4,165
	Camden Property Trust	4.100%	10/15/28	2,575	2,503
	Camden Property Trust	3.150%	7/1/29	3,110	2,890
	CBRE Services Inc.	4.875%	3/1/26	4,980	4,976
	CBRE Services Inc.	5.500%	4/1/29	1,500	1,525
	COPT Defense Properties LP	2.250%	3/15/26	2,987	2,890
	COPT Defense Properties LP	2.000%	1/15/29	2,691	2,368
	Crown Castle Inc.	4.450%	2/15/26	4,770	4,752
	Crown Castle Inc.	3.700%	6/15/26	5,565	5,474
	Crown Castle Inc.	1.050%	7/15/26	4,425	4,179
	Crown Castle Inc.	2.900%	3/15/27	4,879	4,687
	Crown Castle Inc.	5.000%	1/11/28	11,556	11,541
	Crown Castle Inc.	3.800%	2/15/28	6,245	6,011
	Crown Castle Inc.	4.800%	9/1/28	3,120	3,085
	Crown Castle Inc.	4.300%	2/15/29	3,650	3,532
	Crown Castle Inc.	5.600%	6/1/29	545	555
	Crown Castle Inc.	4.900%	9/1/29	3,755	3,714
	CubeSmart LP	3.125%	9/1/26	3,355	3,261
	CubeSmart LP	2.250%	12/15/28	3,471	3,121
	CubeSmart LP	4.375%	2/15/29	3,330	3,233
	Digital Realty Trust LP	3.700%	8/15/27	4,791	4,663
	Digital Realty Trust LP	5.550%	1/15/28	6,986	7,092
	Digital Realty Trust LP	3.600%	7/1/29	5,200	4,911
	DOC DR LLC	4.300%	3/15/27	3,987	3,939
	DOC DR LLC	3.950%	1/15/28	1,820	1,766
	EPR Properties	4.750%	12/15/26	1,451	1,439
	EPR Properties	4.500%	6/1/27	1,716	1,687
	EPR Properties	4.950%	4/15/28	4,000	3,931
	EPR Properties	3.750%	8/15/29	2,670	2,472
	Equinix Inc.	1.450%	5/15/26	4,173	3,992
	Equinix Inc.	2.900%	11/18/26	5,161	4,985
	Equinix Inc.	1.800%	7/15/27	4,915	4,568
	Equinix Inc.	1.550%	3/15/28	3,914	3,523
	Equinix Inc.	2.000%	5/15/28	500	454
	ERP Operating LP	2.850%	11/1/26	4,393	4,257
	ERP Operating LP	3.250%	8/1/27	1,666	1,605
	ERP Operating LP	4.150%	12/1/28	4,403	4,303
	ERP Operating LP	3.000%	7/1/29	3,430	3,165
	Essex Portfolio LP	3.375%	4/15/26	4,045	3,973
	Essex Portfolio LP	3.625%	5/1/27	4,887	4,763
	Essex Portfolio LP	1.700%	3/1/28	2,287	2,067
	Essex Portfolio LP	4.000%	3/1/29	2,950	2,837
	Extra Space Storage LP	3.500%	7/1/26	2,758	2,708
	Extra Space Storage LP	5.700%	4/1/28	5,785	5,905
	Extra Space Storage LP	3.900%	4/1/29	4,224	4,034
	Extra Space Storage LP	4.000%	6/15/29	693	663
	Federal Realty OP LP	3.250%	7/15/27	2,756	2,650
	Federal Realty OP LP	5.375%	5/1/28	4,220	4,260
	Federal Realty OP LP	3.200%	6/15/29	1,321	1,217
	GLP Capital LP	5.375%	4/15/26	7,013	7,019
	GLP Capital LP	5.750%	6/1/28	3,735	3,766
	GLP Capital LP	5.300%	1/15/29	4,755	4,719
	Healthcare Realty Holdings LP	3.500%	8/1/26	3,848	3,760
	Healthcare Realty Holdings LP	3.750%	7/1/27	30	29
	Healthpeak OP LLC	3.250%	7/15/26	3,872	3,786
	Healthpeak OP LLC	2.125%	12/1/28	896	805
	Healthpeak OP LLC	3.500%	7/15/29	6,383	5,977
	Highwoods Realty LP	3.875%	3/1/27	3,002	2,921
	Highwoods Realty LP	4.125%	3/15/28	3,025	2,893
	Highwoods Realty LP	4.200%	4/15/29	1,923	1,825
[1]	Host Hotels & Resorts LP	4.500%	2/1/26	3,850	3,828
[1]	Host Hotels & Resorts LP	3.375%	12/15/29	3,600	3,293
	Invitation Homes Operating Partnership LP	2.300%	11/15/28	3,664	3,306
	Jones Lang LaSalle Inc.	6.875%	12/1/28	3,350	3,549

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kilroy Realty LP	4.750%	12/15/28	1,406	1,372
	Kilroy Realty LP	4.250%	8/15/29	2,380	2,241
	Kimco Realty OP LLC	2.800%	10/1/26	4,786	4,633
	Kimco Realty OP LLC	3.800%	4/1/27	2,790	2,733
	Kimco Realty OP LLC	1.900%	3/1/28	2,314	2,114
	Kite Realty Group LP	4.000%	10/1/26	3,253	3,206
	LXP Industrial Trust	6.750%	11/15/28	1,875	1,960
	Mid-America Apartments LP	1.100%	9/15/26	1,513	1,425
	Mid-America Apartments LP	3.600%	6/1/27	3,340	3,258
	Mid-America Apartments LP	4.200%	6/15/28	2,201	2,153
	Mid-America Apartments LP	3.950%	3/15/29	3,663	3,528
	NNN REIT Inc.	3.600%	12/15/26	4,782	4,680
	NNN REIT Inc.	3.500%	10/15/27	620	599
	NNN REIT Inc.	4.300%	10/15/28	2,602	2,539
	Omega Healthcare Investors Inc.	5.250%	1/15/26	4,302	4,309
	Omega Healthcare Investors Inc.	4.750%	1/15/28	5,754	5,675
	Omega Healthcare Investors Inc.	3.625%	10/1/29	3,000	2,768
	Piedmont Operating Partnership LP	9.250%	7/20/28	3,513	3,861
	Piedmont Operating Partnership LP	6.875%	7/15/29	2,140	2,200
	Prologis LP	3.250%	10/1/26	4,688	4,589
	Prologis LP	2.125%	4/15/27	5,258	4,980
	Prologis LP	3.375%	12/15/27	1,693	1,638
	Prologis LP	4.875%	6/15/28	5,525	5,539
	Prologis LP	3.875%	9/15/28	1,046	1,012
	Prologis LP	4.000%	9/15/28	3,410	3,318
	Public Storage Operating Co.	0.875%	2/15/26	2,223	2,133
	Public Storage Operating Co.	1.500%	11/9/26	2,300	2,176
	Public Storage Operating Co.	3.094%	9/15/27	2,159	2,076
	Public Storage Operating Co.	1.850%	5/1/28	1,604	1,463
	Public Storage Operating Co.	1.950%	11/9/28	6,046	5,440
	Public Storage Operating Co.	5.125%	1/15/29	3,025	3,060
	Public Storage Operating Co.	3.385%	5/1/29	3,065	2,893
	Realty Income Corp.	0.750%	3/15/26	5,615	5,355
	Realty Income Corp.	4.875%	6/1/26	3,966	3,976
	Realty Income Corp.	4.125%	10/15/26	4,307	4,265
	Realty Income Corp.	3.000%	1/15/27	4,639	4,486
	Realty Income Corp.	3.200%	1/15/27	1,942	1,882
	Realty Income Corp.	3.950%	8/15/27	4,813	4,734
	Realty Income Corp.	3.400%	1/15/28	4,736	4,542
	Realty Income Corp.	3.650%	1/15/28	4,995	4,824
	Realty Income Corp.	2.100%	3/15/28	1,863	1,712
	Realty Income Corp.	2.200%	6/15/28	3,464	3,167
	Realty Income Corp.	4.700%	12/15/28	554	551
	Realty Income Corp.	4.750%	2/15/29	3,700	3,672
	Realty Income Corp.	3.100%	12/15/29	5,739	5,267
	Regency Centers LP	3.600%	2/1/27	4,160	4,060
	Regency Centers LP	4.125%	3/15/28	1,854	1,806
	Regency Centers LP	2.950%	9/15/29	1,938	1,776
	Rexford Industrial Realty LP	5.000%	6/15/28	1,690	1,683
	Sabra Health Care LP	5.125%	8/15/26	5,227	5,227
	Sabra Health Care LP	3.900%	10/15/29	2,525	2,360
	Simon Property Group LP	3.300%	1/15/26	5,594	5,516
	Simon Property Group LP	3.250%	11/30/26	1,573	1,534
	Simon Property Group LP	3.375%	6/15/27	4,270	4,150
	Simon Property Group LP	3.375%	12/1/27	3,817	3,693
	Simon Property Group LP	1.750%	2/1/28	5,015	4,588
	Simon Property Group LP	2.450%	9/13/29	7,300	6,560
	Store Capital LLC	4.500%	3/15/28	2,550	2,473
	Sun Communities Operating LP	2.300%	11/1/28	2,840	2,560
	Sun Communities Operating LP	5.500%	1/15/29	3,900	3,923
	Tanger Properties LP	3.125%	9/1/26	3,021	2,928
	Tanger Properties LP	3.875%	7/15/27	2,476	2,402
[1]	UDR Inc.	2.950%	9/1/26	2,592	2,513
[1]	UDR Inc.	4.400%	1/26/29	3,364	3,268
	Ventas Realty LP	4.125%	1/15/26	320	318
	Ventas Realty LP	3.250%	10/15/26	3,627	3,529
	Ventas Realty LP	3.850%	4/1/27	1,059	1,035
	Ventas Realty LP	4.000%	3/1/28	2,510	2,443
	Ventas Realty LP	4.400%	1/15/29	5,213	5,077
	VICI Properties LP	4.750%	2/15/28	6,420	6,369

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Welltower OP LLC	4.250%	4/15/28	4,650	4,554
	Welltower OP LLC	2.050%	1/15/29	857	766
	Welltower OP LLC	4.125%	3/15/29	3,597	3,482
	Welltower OP LLC	3.100%	1/15/30	500	455
	Weyerhaeuser Co.	4.750%	5/15/26	3,487	3,486
	Weyerhaeuser Co.	4.000%	11/15/29	4,100	3,911
	WP Carey Inc.	4.250%	10/1/26	2,355	2,330
	WP Carey Inc.	3.850%	7/15/29	1,840	1,750
					597,911
Technology (2.1%)
	Accenture Capital Inc.	3.900%	10/4/27	6,195	6,104
	Accenture Capital Inc.	4.050%	10/4/29	12,140	11,782
	Adobe Inc.	2.150%	2/1/27	9,003	8,588
	Adobe Inc.	4.850%	4/4/27	2,027	2,041
	Adobe Inc.	4.800%	4/4/29	4,540	4,560
	Analog Devices Inc.	3.500%	12/5/26	8,869	8,707
	Analog Devices Inc.	3.450%	6/15/27	4,718	4,597
	Apple Inc.	0.700%	2/8/26	11,300	10,857
	Apple Inc.	3.250%	2/23/26	22,209	21,928
	Apple Inc.	2.450%	8/4/26	20,804	20,186
	Apple Inc.	2.050%	9/11/26	9,774	9,405
	Apple Inc.	3.350%	2/9/27	9,270	9,080
	Apple Inc.	3.200%	5/11/27	16,302	15,847
	Apple Inc.	3.000%	6/20/27	6,404	6,209
	Apple Inc.	3.000%	11/13/27	9,405	9,080
	Apple Inc.	1.200%	2/8/28	18,912	17,086
	Apple Inc.	4.000%	5/10/28	22,450	22,124
	Apple Inc.	1.400%	8/5/28	7,499	6,730
	Apple Inc.	3.250%	8/8/29	6,035	5,698
	Apple Inc.	2.200%	9/11/29	3,813	3,431
	Applied Materials Inc.	3.300%	4/1/27	8,730	8,503
	Applied Materials Inc.	4.800%	6/15/29	2,710	2,719
	Arrow Electronics Inc.	3.875%	1/12/28	4,184	4,028
	Atlassian Corp.	5.250%	5/15/29	3,020	3,040
	Autodesk Inc.	3.500%	6/15/27	4,360	4,233
	Automatic Data Processing Inc.	1.700%	5/15/28	5,497	5,018
	Avnet Inc.	4.625%	4/15/26	4,520	4,493
	Avnet Inc.	6.250%	3/15/28	3,850	3,955
	Broadcom Corp.	3.875%	1/15/27	18,060	17,772
	Broadcom Corp.	3.500%	1/15/28	6,227	5,990
	Broadcom Inc.	3.459%	9/15/26	8,515	8,354
	Broadcom Inc.	5.050%	7/12/27	5,741	5,796
	Broadcom Inc.	4.150%	2/15/28	3,310	3,254
	Broadcom Inc.	4.110%	9/15/28	4,026	3,932
[3]	Broadcom Inc.	4.000%	4/15/29	8,390	8,072
	Broadcom Inc.	4.750%	4/15/29	6,580	6,533
	Broadcom Inc.	5.050%	7/12/29	20,181	20,252
	Broadridge Financial Solutions Inc.	3.400%	6/27/26	4,470	4,383
	Cadence Design Systems Inc.	4.200%	9/10/27	2,050	2,026
	Cadence Design Systems Inc.	4.300%	9/10/29	4,975	4,875
	CDW LLC	2.670%	12/1/26	6,675	6,401
	CDW LLC	3.250%	2/15/29	8,603	7,930
	CGI Inc.	1.450%	9/14/26	4,423	4,185
	Cintas Corp. No. 2	3.700%	4/1/27	8,138	7,974
	Cisco Systems Inc.	2.950%	2/28/26	5,037	4,952
	Cisco Systems Inc.	2.500%	9/20/26	9,061	8,781
	Cisco Systems Inc.	4.800%	2/26/27	10,435	10,507
	Cisco Systems Inc.	4.850%	2/26/29	23,250	23,385
	Concentrix Corp.	6.650%	8/2/26	4,925	5,012
	Concentrix Corp.	6.600%	8/2/28	5,300	5,429
	Dell International LLC	6.020%	6/15/26	16,695	16,937
	Dell International LLC	4.900%	10/1/26	7,859	7,878
	Dell International LLC	6.100%	7/15/27	3,950	4,065
	Dell International LLC	5.250%	2/1/28	9,370	9,477
	Dell International LLC	5.300%	10/1/29	9,870	9,969
	Dell International LLC	4.350%	2/1/30	1,500	1,452
	DXC Technology Co.	1.800%	9/15/26	2,231	2,111
	DXC Technology Co.	2.375%	9/15/28	4,200	3,783
	Equifax Inc.	5.100%	12/15/27	4,177	4,201

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Equifax Inc.	5.100%	6/1/28	9,755	9,792
	Equifax Inc.	4.800%	9/15/29	3,736	3,691
	Fidelity National Information Services Inc.	1.150%	3/1/26	12,402	11,895
	Fidelity National Information Services Inc.	1.650%	3/1/28	4,055	3,667
	Fiserv Inc.	3.200%	7/1/26	16,900	16,524
	Fiserv Inc.	2.250%	6/1/27	3,541	3,340
	Fiserv Inc.	5.450%	3/2/28	9,080	9,221
	Fiserv Inc.	5.375%	8/21/28	1,999	2,026
	Fiserv Inc.	4.200%	10/1/28	6,536	6,357
	Fiserv Inc.	3.500%	7/1/29	16,779	15,742
	Flex Ltd.	3.750%	2/1/26	3,848	3,793
	Flex Ltd.	4.875%	6/15/29	4,070	3,989
	Fortinet Inc.	1.000%	3/15/26	3,100	2,964
	Genpact Luxembourg Sarl	6.000%	6/4/29	1,775	1,813
	Global Payments Inc.	1.200%	3/1/26	5,951	5,703
	Global Payments Inc.	4.800%	4/1/26	5,758	5,747
	Global Payments Inc.	2.150%	1/15/27	4,849	4,596
	Global Payments Inc.	4.950%	8/15/27	1,899	1,902
	Global Payments Inc.	3.200%	8/15/29	3,244	2,973
	Hewlett Packard Enterprise Co.	1.750%	4/1/26	5,000	4,815
	Hewlett Packard Enterprise Co.	4.450%	9/25/26	6,360	6,327
	Hewlett Packard Enterprise Co.	4.400%	9/25/27	2,680	2,651
	Hewlett Packard Enterprise Co.	5.250%	7/1/28	7,340	7,408
	Hewlett Packard Enterprise Co.	4.550%	10/15/29	17,901	17,443
	HP Inc.	1.450%	6/17/26	3,436	3,277
	HP Inc.	3.000%	6/17/27	9,357	8,965
	HP Inc.	4.750%	1/15/28	13,950	13,927
	HP Inc.	4.000%	4/15/29	6,034	5,782
	Hubbell Inc.	3.350%	3/1/26	2,557	2,515
	IBM International Capital Pte. Ltd.	4.700%	2/5/26	153	153
	IBM International Capital Pte. Ltd.	4.600%	2/5/29	7,850	7,778
	Intel Corp.	2.600%	5/19/26	6,649	6,448
	Intel Corp.	3.750%	3/25/27	10,146	9,878
	Intel Corp.	3.150%	5/11/27	3,372	3,234
	Intel Corp.	3.750%	8/5/27	8,609	8,349
	Intel Corp.	4.875%	2/10/28	12,454	12,385
	Intel Corp.	1.600%	8/12/28	3,170	2,801
	Intel Corp.	2.450%	11/15/29	19,750	17,320
	International Business Machines Corp.	3.450%	2/19/26	6,420	6,334
	International Business Machines Corp.	3.300%	5/15/26	15,686	15,407
	International Business Machines Corp.	3.300%	1/27/27	3,323	3,235
	International Business Machines Corp.	1.700%	5/15/27	8,234	7,687
	International Business Machines Corp.	6.220%	8/1/27	3,520	3,652
	International Business Machines Corp.	4.500%	2/6/28	10,160	10,094
	International Business Machines Corp.	3.500%	5/15/29	14,828	14,052
	Intuit Inc.	5.125%	9/15/28	4,800	4,870
	Jabil Inc.	4.250%	5/15/27	4,270	4,210
	Jabil Inc.	5.450%	2/1/29	2,050	2,065
	KLA Corp.	4.100%	3/15/29	4,253	4,145
	Kyndryl Holdings Inc.	2.050%	10/15/26	4,778	4,543
	Kyndryl Holdings Inc.	2.700%	10/15/28	2,221	2,032
	Lam Research Corp.	3.750%	3/15/26	9,572	9,475
	Lam Research Corp.	4.000%	3/15/29	6,245	6,071
	Marvell Technology Inc.	1.650%	4/15/26	2,840	2,723
	Marvell Technology Inc.	2.450%	4/15/28	4,900	4,520
[1]	Marvell Technology Inc.	4.875%	6/22/28	3,235	3,215
	Marvell Technology Inc.	5.750%	2/15/29	3,010	3,085
	Microchip Technology Inc.	4.900%	3/15/28	4,100	4,085
	Microchip Technology Inc.	5.050%	3/15/29	6,420	6,403
	Microchip Technology Inc.	5.050%	2/15/30	3,500	3,477
	Micron Technology Inc.	4.975%	2/6/26	164	164
	Micron Technology Inc.	4.185%	2/15/27	9,301	9,169
	Micron Technology Inc.	5.375%	4/15/28	5,650	5,710
	Micron Technology Inc.	6.750%	11/1/29	7,236	7,698
	Microsoft Corp.	2.400%	8/8/26	14,705	14,269
	Microsoft Corp.	3.400%	9/15/26	8,292	8,164
	Microsoft Corp.	3.300%	2/6/27	25,687	25,145
	Moody's Corp.	4.250%	2/1/29	1,453	1,423
	Motorola Solutions Inc.	4.600%	2/23/28	5,189	5,142
	Motorola Solutions Inc.	5.000%	4/15/29	2,425	2,421

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Motorola Solutions Inc.	4.600%	5/23/29	350	344
	NetApp Inc.	2.375%	6/22/27	3,448	3,256
	Nokia OYJ	4.375%	6/12/27	3,615	3,515
	Nordson Corp.	5.600%	9/15/28	2,120	2,164
	NVIDIA Corp.	3.200%	9/16/26	7,837	7,683
	NXP BV	5.350%	3/1/26	3,934	3,949
	NXP BV	3.875%	6/18/26	2,309	2,277
	NXP BV	3.150%	5/1/27	5,623	5,407
	NXP BV	4.400%	6/1/27	2,970	2,939
	NXP BV	4.300%	6/18/29	11,494	11,138
	Oracle Corp.	1.650%	3/25/26	26,328	25,380
	Oracle Corp.	2.650%	7/15/26	23,869	23,154
	Oracle Corp.	2.800%	4/1/27	9,991	9,590
	Oracle Corp.	3.250%	11/15/27	168	161
	Oracle Corp.	2.300%	3/25/28	14,934	13,807
[1]	Oracle Corp.	4.200%	9/27/29	20,941	20,217
	PayPal Holdings Inc.	2.650%	10/1/26	8,665	8,389
	PayPal Holdings Inc.	3.900%	6/1/27	674	664
	PayPal Holdings Inc.	2.850%	10/1/29	8,490	7,756
	Qorvo Inc.	4.375%	10/15/29	2,652	2,488
	QUALCOMM Inc.	3.250%	5/20/27	16,341	15,893
	Quanta Services Inc.	4.750%	8/9/27	3,270	3,264
	RELX Capital Inc.	4.000%	3/18/29	5,530	5,342
	Roper Technologies Inc.	3.800%	12/15/26	2,331	2,294
	Roper Technologies Inc.	4.200%	9/15/28	5,500	5,370
	Roper Technologies Inc.	4.500%	10/15/29	1,925	1,889
	S&P Global Inc.	2.950%	1/22/27	4,189	4,053
	S&P Global Inc.	2.450%	3/1/27	7,158	6,842
	S&P Global Inc.	4.750%	8/1/28	4,600	4,596
	S&P Global Inc.	2.700%	3/1/29	7,000	6,443
	S&P Global Inc.	4.250%	5/1/29	4,490	4,391
	Salesforce Inc.	3.700%	4/11/28	7,605	7,405
	Salesforce Inc.	1.500%	7/15/28	5,843	5,247
	Skyworks Solutions Inc.	1.800%	6/1/26	6,024	5,769
	TD SYNNEX Corp.	1.750%	8/9/26	4,627	4,392
	Texas Instruments Inc.	1.125%	9/15/26	3,810	3,604
	Texas Instruments Inc.	4.600%	2/15/28	4,030	4,035
	TSMC Arizona Corp.	1.750%	10/25/26	4,640	4,400
	TSMC Arizona Corp.	3.875%	4/22/27	4,905	4,817
	TSMC Arizona Corp.	4.125%	4/22/29	1,240	1,206
	Verisk Analytics Inc.	4.125%	3/15/29	4,300	4,167
	VMware LLC	1.400%	8/15/26	13,903	13,169
	VMware LLC	4.650%	5/15/27	4,900	4,879
	VMware LLC	3.900%	8/21/27	9,567	9,350
	VMware LLC	1.800%	8/15/28	3,283	2,945
	Workday Inc.	3.500%	4/1/27	8,436	8,219
	Workday Inc.	3.700%	4/1/29	4,400	4,185
					1,240,017
Utilities (1.7%)
	AEP Texas Inc.	5.450%	5/15/29	2,067	2,095
	AEP Transmission Co. LLC	3.100%	12/1/26	5,945	5,778
	AES Corp.	1.375%	1/15/26	4,963	4,777
	AES Corp.	5.450%	6/1/28	7,145	7,182
	Alabama Power Co.	3.750%	9/1/27	4,121	4,030
	Algonquin Power & Utilities Corp.	5.365%	6/15/26	4,260	4,282
	Ameren Corp.	3.650%	2/15/26	4,120	4,067
	Ameren Corp.	5.700%	12/1/26	2,770	2,815
	Ameren Corp.	1.950%	3/15/27	1,145	1,076
	Ameren Corp.	1.750%	3/15/28	4,066	3,678
	Ameren Corp.	5.000%	1/15/29	2,550	2,550
	American Electric Power Co. Inc.	5.750%	11/1/27	2,311	2,366
[1]	American Electric Power Co. Inc.	4.300%	12/1/28	5,045	4,928
	American Electric Power Co. Inc.	5.200%	1/15/29	5,834	5,877
[1]	American Electric Power Co. Inc.	7.050%	12/15/54	3,500	3,624
	American Electric Power Co. Inc.	3.875%	2/15/62	5,140	4,842
	American Water Capital Corp.	2.950%	9/1/27	5,038	4,814
	American Water Capital Corp.	3.750%	9/1/28	4,000	3,847
	American Water Capital Corp.	3.450%	6/1/29	3,275	3,083
[1]	Appalachian Power Co.	3.300%	6/1/27	984	950

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Arizona Public Service Co.	2.600%	8/15/29	7,349	6,640
	Atmos Energy Corp.	3.000%	6/15/27	4,128	3,974
	Atmos Energy Corp.	2.625%	9/15/29	3,385	3,083
	Avangrid Inc.	3.800%	6/1/29	4,205	3,983
	Baltimore Gas & Electric Co.	2.400%	8/15/26	2,575	2,487
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	4,768	4,539
	Black Hills Corp.	3.950%	1/15/26	2,310	2,286
	Black Hills Corp.	3.150%	1/15/27	4,050	3,908
	Black Hills Corp.	5.950%	3/15/28	2,425	2,497
	Black Hills Corp.	3.050%	10/15/29	4,537	4,146
[1]	CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	2,700	2,603
[1]	CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	3,655	3,536
	CenterPoint Energy Houston Electric LLC	5.200%	10/1/28	5,141	5,201
	CenterPoint Energy Inc.	1.450%	6/1/26	1,363	1,302
	CenterPoint Energy Inc.	5.250%	8/10/26	2,265	2,282
	CenterPoint Energy Inc.	5.400%	6/1/29	2,630	2,659
	CenterPoint Energy Resources Corp.	5.250%	3/1/28	8,234	8,312
	Cleco Corporate Holdings LLC	3.743%	5/1/26	893	875
	CMS Energy Corp.	3.000%	5/15/26	3,865	3,771
	Commonwealth Edison Co.	2.550%	6/15/26	4,687	4,551
	Commonwealth Edison Co.	3.700%	8/15/28	3,050	2,942
[1]	Connecticut Light & Power Co.	3.200%	3/15/27	4,447	4,312
[1]	Consolidated Edison Co. of New York Inc.	4.000%	12/1/28	7,946	7,738
	Constellation Energy Generation LLC	5.600%	3/1/28	3,866	3,942
	Consumers Energy Co.	4.650%	3/1/28	6,171	6,150
	Consumers Energy Co.	4.900%	2/15/29	3,895	3,906
	Consumers Energy Co.	4.600%	5/30/29	4,900	4,855
[1]	Dominion Energy Inc.	1.450%	4/15/26	8,530	8,180
[1]	Dominion Energy Inc.	2.850%	8/15/26	6,133	5,953
[1]	Dominion Energy Inc.	3.600%	3/15/27	1,175	1,147
	Dominion Energy Inc.	4.250%	6/1/28	2,000	1,961
	DTE Electric Co.	4.850%	12/1/26	2,925	2,947
	DTE Energy Co.	2.850%	10/1/26	4,634	4,489
	DTE Energy Co.	4.950%	7/1/27	2,415	2,424
	DTE Energy Co.	4.875%	6/1/28	3,675	3,663
	DTE Energy Co.	5.100%	3/1/29	3,360	3,367
[1]	DTE Energy Co.	3.400%	6/15/29	3,051	2,853
	Duke Energy Carolinas LLC	2.950%	12/1/26	6,063	5,887
	Duke Energy Carolinas LLC	2.450%	8/15/29	6,640	5,970
	Duke Energy Corp.	2.650%	9/1/26	5,027	4,866
	Duke Energy Corp.	3.150%	8/15/27	975	936
	Duke Energy Corp.	5.000%	12/8/27	7,425	7,480
	Duke Energy Corp.	4.300%	3/15/28	6,425	6,325
	Duke Energy Corp.	3.400%	6/15/29	3,543	3,319
	Duke Energy Corp.	3.250%	1/15/82	2,202	2,053
	Duke Energy Florida LLC	3.200%	1/15/27	6,065	5,904
	Duke Energy Florida LLC	2.500%	12/1/29	5,941	5,337
	Duke Energy Progress LLC	3.700%	9/1/28	3,625	3,490
	Duke Energy Progress LLC	3.450%	3/15/29	5,965	5,654
	Edison International	4.125%	3/15/28	2,000	1,939
	Edison International	5.250%	11/15/28	5,770	5,779
	Edison International	5.450%	6/15/29	2,955	2,981
	Edison International	6.950%	11/15/29	5,762	6,156
	Emera US Finance LP	3.550%	6/15/26	5,017	4,914
	Enel Americas SA	4.000%	10/25/26	4,862	4,751
	Enel Chile SA	4.875%	6/12/28	6,850	6,748
	Entergy Arkansas LLC	3.500%	4/1/26	3,651	3,602
	Entergy Arkansas LLC	4.000%	6/1/28	1,600	1,560
	Entergy Corp.	2.950%	9/1/26	8,654	8,401
	Entergy Corp.	7.125%	12/1/54	8,000	8,152
	Entergy Louisiana LLC	2.400%	10/1/26	4,902	4,720
	Entergy Texas Inc.	4.000%	3/30/29	1,775	1,717
	Essential Utilities Inc.	4.800%	8/15/27	4,130	4,123
	Essential Utilities Inc.	3.566%	5/1/29	3,500	3,293
	Evergy Inc.	2.900%	9/15/29	5,405	4,914
	Evergy Kansas Central Inc.	2.550%	7/1/26	1,838	1,783
	Evergy Kansas Central Inc.	3.100%	4/1/27	4,712	4,559
[1]	Eversource Energy	1.400%	8/15/26	3,285	3,107
	Eversource Energy	4.600%	7/1/27	4,690	4,657
[1]	Eversource Energy	3.300%	1/15/28	2,940	2,794

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Eversource Energy	5.450%	3/1/28	15,905	16,106
	Eversource Energy	5.950%	2/1/29	2,999	3,090
[1]	Eversource Energy	4.250%	4/1/29	2,000	1,932
	Exelon Corp.	3.400%	4/15/26	7,534	7,409
	Exelon Corp.	2.750%	3/15/27	6,301	6,032
	Exelon Corp.	5.150%	3/15/28	6,716	6,757
	Exelon Corp.	5.150%	3/15/29	3,100	3,115
[1]	FirstEnergy Corp.	3.900%	7/15/27	9,475	9,238
	Florida Power & Light Co.	4.450%	5/15/26	4,353	4,353
	Florida Power & Light Co.	5.050%	4/1/28	6,599	6,663
	Florida Power & Light Co.	4.400%	5/15/28	8,265	8,181
	Florida Power & Light Co.	5.150%	6/15/29	1,980	2,005
	Fortis Inc.	3.055%	10/4/26	1,157	1,121
	Georgia Power Co.	5.004%	2/23/27	3,000	3,023
	Georgia Power Co.	3.250%	3/30/27	4,533	4,398
	Georgia Power Co.	4.650%	5/16/28	2,874	2,862
[1]	Georgia Power Co.	2.650%	9/15/29	4,000	3,627
	Georgia Power Co.	4.550%	3/15/30	3,000	2,951
	Interstate Power & Light Co.	4.100%	9/26/28	4,200	4,077
	ITC Holdings Corp.	3.250%	6/30/26	2,947	2,880
	MidAmerican Energy Co.	3.650%	4/15/29	7,690	7,332
	Mississippi Power Co.	3.950%	3/30/28	2,250	2,186
	National Fuel Gas Co.	5.500%	1/15/26	5,091	5,111
	National Fuel Gas Co.	5.500%	10/1/26	2,215	2,232
	National Fuel Gas Co.	4.750%	9/1/28	2,000	1,972
	National Grid plc	5.602%	6/12/28	4,625	4,715
	National Rural Utilities Cooperative Finance Corp.	4.450%	3/13/26	640	639
[1]	National Rural Utilities Cooperative Finance Corp.	1.000%	6/15/26	4,068	3,862
	National Rural Utilities Cooperative Finance Corp.	3.050%	4/25/27	5,470	5,272
[1]	National Rural Utilities Cooperative Finance Corp.	5.100%	5/6/27	3,303	3,329
	National Rural Utilities Cooperative Finance Corp.	4.120%	9/16/27	3,100	3,058
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	4,549	4,368
	National Rural Utilities Cooperative Finance Corp.	4.800%	3/15/28	4,050	4,055
[1]	National Rural Utilities Cooperative Finance Corp.	5.050%	9/15/28	5,550	5,588
[1]	National Rural Utilities Cooperative Finance Corp.	4.850%	2/7/29	4,100	4,100
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	3,150	3,009
	National Rural Utilities Cooperative Finance Corp.	5.150%	6/15/29	7,325	7,413
[1]	National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	3,219	3,176
	National Rural Utilities Cooperative Finance Corp.	7.125%	9/15/53	2,150	2,218
[1]	Nevada Power Co.	3.700%	5/1/29	3,000	2,862
	NextEra Energy Capital Holdings Inc.	4.950%	1/29/26	307	308
	NextEra Energy Capital Holdings Inc.	1.875%	1/15/27	10,546	9,961
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	12,990	12,657
	NextEra Energy Capital Holdings Inc.	4.625%	7/15/27	11,125	11,108
	NextEra Energy Capital Holdings Inc.	4.900%	2/28/28	9,003	9,009
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	6,200	5,613
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	5,320	5,019
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	10,050	9,104
	NextEra Energy Capital Holdings Inc.	6.700%	9/1/54	3,607	3,664
[1]	NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	2,700	2,601
[1]	NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	2,800	2,733
	NextEra Energy Capital Holdings Inc.	3.800%	3/15/82	5,050	4,801
	NiSource Inc.	3.490%	5/15/27	9,053	8,805
	NiSource Inc.	5.250%	3/30/28	8,542	8,611
	NiSource Inc.	5.200%	7/1/29	2,420	2,437
	NiSource Inc.	2.950%	9/1/29	4,620	4,226
	NSTAR Electric Co.	3.200%	5/15/27	4,150	4,008
	NSTAR Electric Co.	3.250%	5/15/29	2,120	1,981
	OGE Energy Corp.	5.450%	5/15/29	1,605	1,629
	Oncor Electric Delivery Co. LLC	4.300%	5/15/28	7,500	7,402
[3]	Oncor Electric Delivery Co. LLC	4.650%	11/1/29	3,100	3,068
	ONE Gas Inc.	5.100%	4/1/29	3,360	3,383
	Pacific Gas & Electric Co.	3.150%	1/1/26	16,903	16,604
	Pacific Gas & Electric Co.	2.950%	3/1/26	3,265	3,191
	Pacific Gas & Electric Co.	3.300%	3/15/27	6,000	5,791
	Pacific Gas & Electric Co.	2.100%	8/1/27	3,680	3,432
	Pacific Gas & Electric Co.	3.300%	12/1/27	18,910	18,064
	Pacific Gas & Electric Co.	3.000%	6/15/28	2,050	1,921
	Pacific Gas & Electric Co.	3.750%	7/1/28	4,520	4,323
	Pacific Gas & Electric Co.	6.100%	1/15/29	9,839	10,176

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pacific Gas & Electric Co.	5.550%	5/15/29	4,825	4,902
	PacifiCorp	5.100%	2/15/29	1,165	1,171
	PacifiCorp	3.500%	6/15/29	1,900	1,787
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	2,957	2,786
	PPL Capital Funding Inc.	3.100%	5/15/26	4,960	4,844
[1]	Public Service Electric & Gas Co.	0.950%	3/15/26	824	789
[1]	Public Service Electric & Gas Co.	3.000%	5/15/27	962	929
[1]	Public Service Electric & Gas Co.	3.650%	9/1/28	4,000	3,844
[1]	Public Service Electric & Gas Co.	3.200%	5/15/29	2,000	1,876
	Public Service Enterprise Group Inc.	5.850%	11/15/27	3,805	3,911
	Public Service Enterprise Group Inc.	5.875%	10/15/28	3,770	3,888
	Public Service Enterprise Group Inc.	5.200%	4/1/29	5,425	5,482
	Puget Energy Inc.	2.379%	6/15/28	2,963	2,703
	San Diego Gas & Electric Co.	2.500%	5/15/26	3,952	3,842
	San Diego Gas & Electric Co.	4.950%	8/15/28	3,332	3,344
	Sempra	3.250%	6/15/27	4,523	4,353
	Sempra	3.400%	2/1/28	4,312	4,120
	Sempra	3.700%	4/1/29	3,000	2,848
	Sempra	4.125%	4/1/52	5,110	4,893
	Sempra	6.875%	10/1/54	6,049	6,112
	Sierra Pacific Power Co.	2.600%	5/1/26	3,769	3,668
[1]	Southern California Edison Co.	1.200%	2/1/26	3,150	3,034
	Southern California Edison Co.	5.350%	3/1/26	5,602	5,640
	Southern California Edison Co.	4.400%	9/6/26	2,045	2,037
	Southern California Edison Co.	4.875%	2/1/27	2,839	2,848
	Southern California Edison Co.	5.850%	11/1/27	4,790	4,923
	Southern California Edison Co.	5.300%	3/1/28	8,362	8,466
	Southern California Edison Co.	5.650%	10/1/28	5,070	5,189
[1]	Southern California Edison Co.	4.200%	3/1/29	5,810	5,629
	Southern California Edison Co.	5.150%	6/1/29	5,100	5,130
[1]	Southern California Gas Co.	2.600%	6/15/26	4,995	4,856
	Southern California Gas Co.	2.950%	4/15/27	5,695	5,478
	Southern Co.	3.250%	7/1/26	12,461	12,207
	Southern Co.	5.113%	8/1/27	3,865	3,896
	Southern Co.	4.850%	6/15/28	4,205	4,209
	Southern Co.	5.500%	3/15/29	6,220	6,345
[1]	Southern Co.	4.000%	1/15/51	9,059	8,859
[1]	Southern Co.	3.750%	9/15/51	7,830	7,496
	Southern Co. Gas Capital Corp.	3.250%	6/15/26	2,269	2,222
	Southern Power Co.	0.900%	1/15/26	1,260	1,210
	Southwest Gas Corp.	5.800%	12/1/27	1,491	1,527
	Southwest Gas Corp.	5.450%	3/23/28	2,166	2,190
[1]	Southwestern Electric Power Co.	1.650%	3/15/26	5,130	4,936
[1]	Southwestern Electric Power Co.	2.750%	10/1/26	3,348	3,228
[1]	Southwestern Electric Power Co.	4.100%	9/15/28	4,200	4,075
	Spire Inc.	5.300%	3/1/26	494	496
	Tampa Electric Co.	4.900%	3/1/29	2,810	2,808
	Union Electric Co.	2.950%	6/15/27	3,619	3,476
	Union Electric Co.	3.500%	3/15/29	5,020	4,761
	United Utilities plc	6.875%	8/15/28	2,950	3,109
[1]	Virginia Electric & Power Co.	3.150%	1/15/26	8,837	8,710
[1]	Virginia Electric & Power Co.	2.950%	11/15/26	4,492	4,358
[1]	Virginia Electric & Power Co.	3.500%	3/15/27	8,838	8,614
[1]	Virginia Electric & Power Co.	2.875%	7/15/29	4,241	3,904
	WEC Energy Group Inc.	4.750%	1/9/26	1,801	1,801
	WEC Energy Group Inc.	5.600%	9/12/26	1,182	1,197
	WEC Energy Group Inc.	5.150%	10/1/27	4,757	4,806
	WEC Energy Group Inc.	4.750%	1/15/28	12,339	12,319
	WEC Energy Group Inc.	2.200%	12/15/28	2,140	1,930
	Wisconsin Electric Power Co.	5.000%	5/15/29	2,145	2,161
	Wisconsin Power & Light Co.	3.000%	7/1/29	1,879	1,732
	Wisconsin Public Service Corp.	4.550%	12/1/29	1,600	1,578
	Xcel Energy Inc.	3.350%	12/1/26	2,895	2,821
	Xcel Energy Inc.	1.750%	3/15/27	4,871	4,559
	Xcel Energy Inc.	4.000%	6/15/28	1,236	1,196
	Xcel Energy Inc.	2.600%	12/1/29	3,986	3,560
					997,561
Total Corporate Bonds (Cost $14,931,029)					14,809,036

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Sovereign Bonds (4.9%)
[1]	African Development Bank	0.875%	3/23/26	22,360	21,413
[1]	African Development Bank	0.875%	7/22/26	16,175	15,328
	African Development Bank	4.625%	1/4/27	12,948	13,004
	African Development Bank	4.125%	2/25/27	11,955	11,890
[1]	African Development Bank	4.375%	11/3/27	18,295	18,297
	African Development Bank	4.375%	3/14/28	18,790	18,788
	African Development Bank	3.500%	9/18/29	5,275	5,059
	Asian Development Bank	4.250%	1/9/26	31,664	31,613
[1]	Asian Development Bank	0.500%	2/4/26	27,064	25,954
[1]	Asian Development Bank	1.000%	4/14/26	29,148	27,927
[1]	Asian Development Bank	2.000%	4/24/26	20,468	19,848
[1]	Asian Development Bank	4.875%	5/21/26	20,489	20,626
[1]	Asian Development Bank	2.625%	1/12/27	6,196	5,988
[1]	Asian Development Bank	4.125%	1/12/27	19,760	19,667
[1]	Asian Development Bank	1.500%	1/20/27	22,779	21,510
[1]	Asian Development Bank	3.125%	8/20/27	29,085	28,196
[1]	Asian Development Bank	2.500%	11/2/27	9,760	9,279
[1]	Asian Development Bank	2.750%	1/19/28	800	763
[1]	Asian Development Bank	3.750%	4/25/28	22,785	22,354
[1]	Asian Development Bank	4.500%	8/25/28	37,885	38,041
[1]	Asian Development Bank	4.375%	3/6/29	18,735	18,684
[1]	Asian Development Bank	1.875%	3/15/29	195	176
[1]	Asian Development Bank	3.625%	8/28/29	18,965	18,310
	Asian Infrastructure Investment Bank	0.500%	1/27/26	26,030	24,969
	Asian Infrastructure Investment Bank	4.875%	9/14/26	13,055	13,167
	Asian Infrastructure Investment Bank	3.750%	9/14/27	9,566	9,414
	Asian Infrastructure Investment Bank	4.000%	1/18/28	18,450	18,256
	Asian Infrastructure Investment Bank	4.125%	1/18/29	9,615	9,501
[1]	Bangko Sentral ng Pilipinas International Bond	8.600%	6/15/27	300	324
	Canadian Government Bond	0.750%	5/19/26	29,900	28,470
	Canadian Government Bond	3.750%	4/26/28	21,082	20,709
	Canadian Government Bond	4.625%	4/30/29	11,870	11,960
	Corp. Andina de Fomento	4.750%	4/1/26	5,385	5,380
	Corp. Andina de Fomento	2.250%	2/8/27	5,565	5,292
	Corp. Andina de Fomento	6.000%	4/26/27	7,315	7,519
	Corp. Andina de Fomento	4.125%	1/7/28	1,815	1,787
	Corp. Andina de Fomento	5.000%	1/24/29	3,640	3,658
	Council of Europe Development Bank	3.750%	5/25/26	8,200	8,125
	Council of Europe Development Bank	0.875%	9/22/26	6,695	6,314
	Council of Europe Development Bank	4.625%	6/11/27	4,946	4,978
	Council of Europe Development Bank	3.625%	1/26/28	11,710	11,453
	Council of Europe Development Bank	4.125%	1/24/29	3,890	3,840
	Equinor ASA	1.750%	1/22/26	8,874	8,621
	Equinor ASA	3.000%	4/6/27	5,130	4,973
	Equinor ASA	7.250%	9/23/27	1,505	1,611
[1]	European Bank for Reconstruction & Development	0.500%	1/28/26	21,005	20,147
[1]	European Bank for Reconstruction & Development	4.375%	3/9/28	7,110	7,110
	European Bank for Reconstruction & Development	4.125%	1/25/29	8,335	8,232
	European Investment Bank	0.375%	3/26/26	40,136	38,232
	European Investment Bank	2.125%	4/13/26	19,331	18,797
	European Investment Bank	0.750%	10/26/26	7,747	7,269
[1]	European Investment Bank	1.375%	3/15/27	26,439	24,806
	European Investment Bank	4.375%	3/19/27	24,500	24,513
	European Investment Bank	2.375%	5/24/27	560	535
	European Investment Bank	0.625%	10/21/27	1,060	957
	European Investment Bank	3.250%	11/15/27	5,641	5,477
	European Investment Bank	3.875%	3/15/28	37,535	37,003
	European Investment Bank	4.500%	10/16/28	22,305	22,410
	European Investment Bank	4.000%	2/15/29	19,382	19,055
	European Investment Bank	1.750%	3/15/29	16,000	14,360
	European Investment Bank	4.750%	6/15/29	37,115	37,559
	European Investment Bank	1.625%	10/9/29	5,150	4,530
	European Investment Bank	3.750%	11/15/29	27,810	26,949
[4]	Export Development Canada	4.375%	6/29/26	21,505	21,490
[4]	Export Development Canada	3.000%	5/25/27	17,480	16,936
[4]	Export Development Canada	3.750%	9/7/27	14,250	14,027
[4]	Export Development Canada	3.875%	2/14/28	18,190	17,924
[4]	Export Development Canada	4.125%	2/13/29	20,100	19,838

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Export-Import Bank of Korea	4.875%	1/11/26	4,968	4,976
	Export-Import Bank of Korea	0.625%	2/9/26	4,215	4,033
	Export-Import Bank of Korea	2.625%	5/26/26	12,165	11,827
	Export-Import Bank of Korea	3.250%	8/12/26	4,490	4,393
	Export-Import Bank of Korea	1.125%	12/29/26	6,787	6,333
	Export-Import Bank of Korea	4.625%	1/11/27	7,050	7,060
	Export-Import Bank of Korea	1.625%	1/18/27	6,640	6,265
	Export-Import Bank of Korea	2.375%	4/21/27	4,515	4,303
	Export-Import Bank of Korea	4.250%	9/15/27	6,430	6,384
	Export-Import Bank of Korea	4.125%	10/17/27	2,800	2,771
	Export-Import Bank of Korea	5.000%	1/11/28	5,947	5,978
	Export-Import Bank of Korea	5.125%	9/18/28	5,725	5,785
	Export-Import Bank of Korea	4.500%	1/11/29	2,490	2,463
[1]	Inter-American Development Bank	0.875%	4/20/26	29,709	28,409
[1]	Inter-American Development Bank	4.500%	5/15/26	21,231	21,263
[1]	Inter-American Development Bank	2.000%	6/2/26	16,720	16,179
	Inter-American Development Bank	2.000%	7/23/26	10,977	10,591
	Inter-American Development Bank	4.375%	2/1/27	15,255	15,254
	Inter-American Development Bank	2.375%	7/7/27	27,255	25,969
	Inter-American Development Bank	4.000%	1/12/28	32,220	31,884
	Inter-American Development Bank	4.125%	2/15/29	37,016	36,573
	Inter-American Development Bank	3.500%	9/14/29	19,975	19,171
	Inter-American Investment Corp.	3.625%	2/17/27	1,325	1,303
	Inter-American Investment Corp.	4.125%	2/15/28	9,275	9,188
	Inter-American Investment Corp.	4.750%	9/19/28	3,400	3,433
	Inter-American Investment Corp.	4.250%	2/14/29	5,615	5,550
[1]	International Bank for Reconstruction & Development	2.125%	3/3/25	5,767	5,744
	International Bank for Reconstruction & Development	4.750%	4/10/26	10,220	10,265
	International Bank for Reconstruction & Development	0.875%	7/15/26	17,689	16,787
	International Bank for Reconstruction & Development	4.000%	8/27/26	14,884	14,808
[1]	International Bank for Reconstruction & Development	1.875%	10/27/26	9,558	9,152
	International Bank for Reconstruction & Development	3.125%	6/15/27	21,118	20,522
[1]	International Bank for Reconstruction & Development	2.500%	11/22/27	1,915	1,819
	International Bank for Reconstruction & Development	0.750%	11/24/27	39,545	35,706
[1]	International Bank for Reconstruction & Development	1.375%	4/20/28	27,000	24,546
	International Bank for Reconstruction & Development	3.500%	7/12/28	33,525	32,584
	International Bank for Reconstruction & Development	4.625%	8/1/28	27,270	27,502
	International Bank for Reconstruction & Development	1.125%	9/13/28	15,000	13,356
	International Bank for Reconstruction & Development	3.625%	9/21/29	10,625	10,251
	International Bank for Reconstruction & Development	3.875%	10/16/29	47,498	46,304
[1]	International Bank for Reconstruction & Development	1.750%	10/23/29	14,460	12,783
[1]	International Finance Corp.	2.125%	4/7/26	7,149	6,949
[1]	International Finance Corp.	0.750%	10/8/26	8,875	8,339
[1]	International Finance Corp.	4.375%	1/15/27	7,776	7,774
[1]	International Finance Corp.	4.500%	7/13/28	9,196	9,244
[1]	International Finance Corp.	4.250%	7/2/29	11,005	10,912
[1,5]	Japan Bank for International Cooperation	2.750%	1/21/26	7,110	6,972
[5]	Japan Bank for International Cooperation	4.250%	1/26/26	20,255	20,173
[1,5]	Japan Bank for International Cooperation	2.375%	4/20/26	8,155	7,929
[5]	Japan Bank for International Cooperation	4.250%	4/27/26	10,890	10,842
[5]	Japan Bank for International Cooperation	1.875%	7/21/26	4,291	4,120
[1,5]	Japan Bank for International Cooperation	2.250%	11/4/26	11,245	10,794
[5]	Japan Bank for International Cooperation	2.875%	6/1/27	15,068	14,485
[5]	Japan Bank for International Cooperation	2.875%	7/21/27	8,875	8,514
[5]	Japan Bank for International Cooperation	4.625%	7/22/27	10,304	10,315
[5]	Japan Bank for International Cooperation	4.375%	10/5/27	6,680	6,651
[5]	Japan Bank for International Cooperation	2.750%	11/16/27	14,145	13,461
[5]	Japan Bank for International Cooperation	4.625%	7/19/28	5,485	5,499
[5]	Japan Bank for International Cooperation	4.875%	10/18/28	860	870
[5]	Japan Bank for International Cooperation	2.000%	10/17/29	10,000	8,861
[5]	Japan International Cooperation Agency	2.750%	4/27/27	4,909	4,706
[5]	Japan International Cooperation Agency	3.250%	5/25/27	10,235	9,908
[5]	Japan International Cooperation Agency	4.000%	5/23/28	5,350	5,250
[5]	Japan International Cooperation Agency	4.750%	5/21/29	2,547	2,552
[6]	KFW	0.625%	1/22/26	36,388	34,982
[6]	KFW	5.000%	3/16/26	38,455	38,721
[6]	KFW	3.625%	4/1/26	26,712	26,462
[6]	KFW	4.625%	8/7/26	27,449	27,567
[6]	KFW	1.000%	10/1/26	12,165	11,493
[6]	KFW	4.375%	3/1/27	23,251	23,260

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	KFW	3.000%	5/20/27	27,526	26,684
[6]	KFW	3.500%	8/27/27	4,880	4,776
[6]	KFW	3.750%	2/15/28	31,560	31,004
[6]	KFW	3.875%	6/15/28	30,045	29,575
[6]	KFW	4.000%	3/15/29	21,269	20,903
	Korea Development Bank	3.000%	1/13/26	12,140	11,938
	Korea Development Bank	2.000%	9/12/26	7,205	6,894
	Korea Development Bank	5.375%	10/23/26	4,375	4,426
	Korea Development Bank	4.625%	2/15/27	2,775	2,782
	Korea Development Bank	1.375%	4/25/27	6,440	6,000
	Korea Development Bank	4.125%	10/16/27	3,000	2,970
	Korea Development Bank	4.375%	2/15/28	13,275	13,111
	Korea Development Bank	5.375%	10/23/28	2,925	2,982
	Korea Development Bank	4.500%	2/15/29	4,200	4,152
[6]	Landwirtschaftliche Rentenbank	0.875%	3/30/26	9,740	9,315
[1,6]	Landwirtschaftliche Rentenbank	1.750%	7/27/26	9,648	9,262
[1,6]	Landwirtschaftliche Rentenbank	3.875%	6/14/28	6,915	6,805
[6]	Landwirtschaftliche Rentenbank	4.625%	4/17/29	8,263	8,310
[1]	Nordic Investment Bank	0.500%	1/21/26	12,105	11,609
	Nordic Investment Bank	3.375%	9/8/27	385	375
	Nordic Investment Bank	4.375%	3/14/28	17,615	17,604
	Nordic Investment Bank	4.250%	2/28/29	7,900	7,836
[7]	Oesterreichische Kontrollbank AG	4.125%	1/20/26	5,735	5,708
[1,7]	Oesterreichische Kontrollbank AG	0.500%	2/2/26	8,748	8,384
[7]	Oesterreichische Kontrollbank AG	5.000%	10/23/26	5,450	5,506
[7]	Oesterreichische Kontrollbank AG	4.750%	5/21/27	10,801	10,881
[7]	Oesterreichische Kontrollbank AG	3.625%	9/9/27	11,500	11,271
[7]	Oesterreichische Kontrollbank AG	4.250%	3/1/28	11,140	11,087
[1,7]	Oesterreichische Kontrollbank AG	4.125%	1/18/29	5,255	5,179
[1]	Oriental Republic of Uruguay	4.375%	10/27/27	4,185	4,144
	Province of Alberta	4.500%	6/26/29	14,335	14,263
[1]	Province of British Columbia	6.500%	1/15/26	1,749	1,781
	Province of British Columbia	0.900%	7/20/26	17,015	16,121
	Province of British Columbia	4.800%	11/15/28	16,510	16,683
	Province of British Columbia	4.900%	4/24/29	15,125	15,283
	Province of Manitoba	2.125%	6/22/26	4,091	3,951
[1]	Province of Manitoba	1.500%	10/25/28	5,580	5,000
	Province of Ontario	0.625%	1/21/26	23,126	22,200
	Province of Ontario	1.050%	4/14/26	15,903	15,225
	Province of Ontario	2.500%	4/27/26	14,204	13,844
	Province of Ontario	2.300%	6/15/26	11,220	10,880
	Province of Ontario	3.100%	5/19/27	20,020	19,404
	Province of Ontario	4.200%	1/18/29	8,600	8,470
	Province of Ontario	3.700%	9/17/29	15,400	14,806
	Province of Ontario	2.000%	10/2/29	6,965	6,196
	Province of Quebec	2.500%	4/20/26	18,778	18,302
	Province of Quebec	2.750%	4/12/27	8,420	8,106
	Province of Quebec	3.625%	4/13/28	16,451	16,021
	Province of Quebec	4.500%	4/3/29	22,648	22,541
	Province of Saskatchewan	3.250%	6/8/27	6,835	6,632
	Republic of Chile	3.125%	1/21/26	4,988	4,886
[1]	Republic of Chile	2.750%	1/31/27	11,476	10,936
[1]	Republic of Chile	3.240%	2/6/28	10,960	10,367
[1]	Republic of Chile	4.850%	1/22/29	5,105	5,054
[1]	Republic of Indonesia	4.150%	9/20/27	6,535	6,384
	Republic of Indonesia	3.500%	1/11/28	9,200	8,771
[1]	Republic of Indonesia	4.550%	1/11/28	7,170	7,053
	Republic of Indonesia	4.100%	4/24/28	4,280	4,142
	Republic of Indonesia	4.750%	2/11/29	5,940	5,851
[1]	Republic of Indonesia	4.400%	3/10/29	3,010	2,926
	Republic of Indonesia	3.400%	9/18/29	2,930	2,722
[1]	Republic of Italy	1.250%	2/17/26	16,975	16,312
	Republic of Korea	4.500%	7/3/29	9,745	9,713
	Republic of Panama	7.125%	1/29/26	6,141	6,233
	Republic of Panama	8.875%	9/30/27	4,391	4,711
[1]	Republic of Panama	3.875%	3/17/28	7,143	6,589
	Republic of Panama	9.375%	4/1/29	4,715	5,200
[1]	Republic of Peru	2.392%	1/23/26	7,440	7,217
	Republic of Peru	4.125%	8/25/27	3,560	3,479
	Republic of Poland	3.250%	4/6/26	11,075	10,878

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Republic of Poland	5.500%	11/16/27	11,816	12,031
[1]	Republic of Poland	4.625%	3/18/29	9,595	9,476
	Republic of the Philippines	5.500%	3/30/26	4,971	5,001
	Republic of the Philippines	3.229%	3/29/27	4,360	4,202
	Republic of the Philippines	5.170%	10/13/27	7,650	7,689
	Republic of the Philippines	3.000%	2/1/28	6,615	6,217
	Republic of the Philippines	4.625%	7/17/28	1,725	1,694
	Republic of the Philippines	3.750%	1/14/29	12,875	12,230
[1]	State of Israel	2.875%	3/16/26	5,814	5,674
[1]	State of Israel	3.250%	1/17/28	7,450	7,039
[1]	State of Israel	5.375%	3/12/29	11,700	11,660
[1]	Svensk Exportkredit AB	4.375%	2/13/26	10,105	10,081
[1]	Svensk Exportkredit AB	4.875%	9/14/26	2,800	2,819
[1]	Svensk Exportkredit AB	2.250%	3/22/27	8,465	8,069
[1]	Svensk Exportkredit AB	3.750%	9/13/27	8,725	8,575
	Svensk Exportkredit AB	4.125%	6/14/28	5,630	5,573
[1]	Svensk Exportkredit AB	4.250%	2/1/29	1,560	1,541
	United Mexican States	4.125%	1/21/26	12,095	11,966
	United Mexican States	4.150%	3/28/27	20,624	20,155
	United Mexican States	3.750%	1/11/28	2,528	2,401
[1]	United Mexican States	5.400%	2/9/28	11,725	11,616
	United Mexican States	4.500%	4/22/29	17,751	16,916
[1]	United Mexican States	5.000%	5/7/29	5,800	5,591
Total Sovereign Bonds (Cost $2,901,069)					2,853,086
Taxable Municipal Bonds (0.1%)
	California Earthquake Authority Revenue	5.603%	7/1/27	6,945	6,973
	California GO	2.650%	4/1/26	1,320	1,295
	California GO	5.125%	9/1/29	3,500	3,583
	Florida State Board of Administration Finance Corp. Revenue	1.705%	7/1/27	7,680	7,120
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	3.985%	1/1/29	1,775	1,755
[8]	New Jersey Economic Development Authority Revenue (State Pension Funding)	7.425%	2/15/29	10,475	11,079
	Oregon GO	5.892%	6/1/27	4,728	4,846
	San Francisco CA City & County Public Utilities Commission Wastewater Revenue	4.655%	10/1/27	2,500	2,504
	State Public School Building Authority PA Revenue	5.000%	9/15/27	2,100	2,120
	University of California Revenue	1.316%	5/15/27	4,890	4,543
	Wisconsin General Fund Annual Appropriation Revenue ETM	3.154%	5/1/27	2,200	2,135
Total Taxable Municipal Bonds (Cost $47,966)					47,953
				Shares
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[9]	Vanguard Market Liquidity Fund (Cost $330,866)	4.466%		3,308,791	330,879
Total Investments (99.8%) (Cost $58,981,212)					58,256,283
Other Assets and Liabilities—Net (0.2%)					116,200
Net Assets (100%)					58,372,483
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2024, the aggregate value was $103,297,000, representing 0.2% of net assets.
4	Guaranteed by the Government of Canada.
5	Guaranteed by the Government of Japan.
6	Guaranteed by the Federal Republic of Germany.
7	Guaranteed by the Republic of Austria.
8	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
9	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Bond Index Fund
Statement of Assets and Liabilities
As of December 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $58,650,346)	57,925,404
Affiliated Issuers (Cost $330,866)	330,879
Total Investments in Securities	58,256,283
Investment in Vanguard	1,533
Receivables for Investment Securities Sold	929,253
Receivables for Accrued Income	455,813
Receivables for Capital Shares Issued	19,992
Other Assets	242
Total Assets	59,663,116
Liabilities
Due to Custodian	922
Payables for Investment Securities Purchased	1,256,389
Payables for Capital Shares Redeemed	22,566
Payables for Distributions	9,556
Payables to Vanguard	1,200
Total Liabilities	1,290,633
Net Assets	58,372,483
At December 31, 2024, net assets consisted of:

Paid-in Capital	61,478,042
Total Distributable Earnings (Loss)	(3,105,559)
Net Assets	58,372,483

Investor Shares—Net Assets
Applicable to 3,791,764 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	38,417
Net Asset Value Per Share—Investor Shares	$10.13

ETF Shares—Net Assets
Applicable to 433,379,055 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	33,454,311
Net Asset Value Per Share—ETF Shares	$77.19

Admiral™ Shares—Net Assets
Applicable to 1,199,514,314 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	12,153,792
Net Asset Value Per Share—Admiral Shares	$10.13

Institutional Shares—Net Assets
Applicable to 564,678,240 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,721,716
Net Asset Value Per Share—Institutional Shares	$10.13

Institutional Plus Shares—Net Assets
Applicable to 691,272,405 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	7,004,247
Net Asset Value Per Share—Institutional Plus Shares	$10.13
See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Bond Index Fund
Statement of Operations

Year Ended December 31, 2024
($000)
Investment Income
Income
Interest[1]	1,990,814
Total Income	1,990,814
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,091
Management and Administrative—Investor Shares	61
Management and Administrative—ETF Shares	9,396
Management and Administrative—Admiral Shares	7,617
Management and Administrative—Institutional Shares	2,411
Management and Administrative—Institutional Plus Shares	2,481
Marketing and Distribution—Investor Shares	3
Marketing and Distribution—ETF Shares	1,334
Marketing and Distribution—Admiral Shares	644
Marketing and Distribution—Institutional Shares	197
Marketing and Distribution—Institutional Plus Shares	196
Custodian Fees	94
Auditing Fees	45
Shareholders’ Reports and Proxy Fees—Investor Shares	1
Shareholders’ Reports and Proxy Fees—ETF Shares	1,589
Shareholders’ Reports and Proxy Fees—Admiral Shares	275
Shareholders’ Reports and Proxy Fees—Institutional Shares	36
Shareholders’ Reports and Proxy Fees—Institutional Plus Shares	33
Trustees’ Fees and Expenses	33
Other Expenses	23
Total Expenses	27,560
Net Investment Income	1,963,254
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	(557,975)
Swap Contracts	(170)
Realized Net Gain (Loss)	(558,145)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	746,379
Net Increase (Decrease) in Net Assets Resulting from Operations	2,151,488
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $12,121,000, $215,000, and $13,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes ($14,402,000) of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Bond Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,963,254	1,514,290
Realized Net Gain (Loss)	(558,145)	(1,513,550)
Change in Unrealized Appreciation (Depreciation)	746,379	2,875,293
Net Increase (Decrease) in Net Assets Resulting from Operations	2,151,488	2,876,033
Distributions
Investor Shares	(1,454)	(1,268)
ETF Shares	(1,107,790)	(865,338)
Admiral Shares	(423,630)	(343,153)
Institutional Shares	(187,737)	(135,483)
Institutional Plus Shares	(243,863)	(168,459)
Total Distributions	(1,964,474)	(1,513,701)
Capital Share Transactions
Investor Shares	(15,111)	1,093
ETF Shares	1,523,865	(6,616,372)
Admiral Shares	(1,129,370)	(2,123,320)
Institutional Shares	325,042	(325,201)
Institutional Plus Shares	144,142	(51,082)
Net Increase (Decrease) from Capital Share Transactions	848,568	(9,114,882)
Total Increase (Decrease)	1,035,582	(7,752,550)
Net Assets
Beginning of Period	57,336,901	65,089,451
End of Period	58,372,483	57,336,901
See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Bond Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.10	$9.87	$10.60	$10.87	$10.57
Investment Operations
Net Investment Income[1]	.330	.236	.133	.116	.185
Net Realized and Unrealized Gain (Loss) on Investments	.032	.230	(.726)	(.241)	.300
Total from Investment Operations	.362	.466	(.593)	(.125)	.485
Distributions
Dividends from Net Investment Income	(.332)	(.236)	(.134)	(.116)	(.185)
Distributions from Realized Capital Gains	—	—	(.003)	(.029)	—
Total Distributions	(.332)	(.236)	(.137)	(.145)	(.185)
Net Asset Value, End of Period	$10.13	$10.10	$9.87	$10.60	$10.87
Total Return[2]	3.64%	4.79%	-5.61%	-1.15%	4.61%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$38	$53	$51	$74	$91
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%[3]	0.15%[3]	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	3.26%	2.37%	1.31%	1.08%	1.71%
Portfolio Turnover Rate[4]	56%	64%	41%	37%	49%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.15%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Bond Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$76.96	$75.21	$80.81	$82.81	$80.55
Investment Operations
Net Investment Income[1]	2.618	1.863	1.106	.960	1.474
Net Realized and Unrealized Gain (Loss) on Investments	.226	1.780	(5.580)	(1.785)	2.267
Total from Investment Operations	2.844	3.643	(4.474)	(.825)	3.741
Distributions
Dividends from Net Investment Income	(2.614)	(1.893)	(1.105)	(.953)	(1.481)
Distributions from Realized Capital Gains	—	—	(.021)	(.222)	—
Total Distributions	(2.614)	(1.893)	(1.126)	(1.175)	(1.481)
Net Asset Value, End of Period	$77.19	$76.96	$75.21	$80.81	$82.81
Total Return	3.75%	4.91%	-5.55%	-1.00%	4.67%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$33,454	$31,830	$37,679	$42,076	$29,618
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%[2]	0.04%[2]	0.04%	0.05%
Ratio of Net Investment Income to Average Net Assets	3.39%	2.46%	1.44%	1.17%	1.79%
Portfolio Turnover Rate[3]	56%	64%	41%	37%	49%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Bond Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.10	$9.87	$10.60	$10.87	$10.57
Investment Operations
Net Investment Income[1]	.340	.242	.141	.124	.192
Net Realized and Unrealized Gain (Loss) on Investments	.031	.231	(.726)	(.241)	.301
Total from Investment Operations	.371	.473	(.585)	(.117)	.493
Distributions
Dividends from Net Investment Income	(.341)	(.243)	(.142)	(.124)	(.193)
Distributions from Realized Capital Gains	—	—	(.003)	(.029)	—
Total Distributions	(.341)	(.243)	(.145)	(.153)	(.193)
Net Asset Value, End of Period	$10.13	$10.10	$9.87	$10.60	$10.87
Total Return[2]	3.73%	4.87%	-5.54%	-1.08%	4.69%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,154	$13,248	$15,056	$18,410	$18,543
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%[3]	0.07%[3]	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	3.36%	2.44%	1.40%	1.16%	1.77%
Portfolio Turnover Rate[4]	56%	64%	41%	37%	49%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Bond Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.10	$9.87	$10.60	$10.87	$10.57
Investment Operations
Net Investment Income[1]	.343	.245	.143	.126	.195
Net Realized and Unrealized Gain (Loss) on Investments	.029	.230	(.726)	(.240)	.301
Total from Investment Operations	.372	.475	(.583)	(.114)	.496
Distributions
Dividends from Net Investment Income	(.342)	(.245)	(.144)	(.127)	(.196)
Distributions from Realized Capital Gains	—	—	(.003)	(.029)	—
Total Distributions	(.342)	(.245)	(.147)	(.156)	(.196)
Net Asset Value, End of Period	$10.13	$10.10	$9.87	$10.60	$10.87
Total Return	3.75%	4.88%	-5.52%	-1.06%	4.71%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,722	$5,379	$5,580	$6,790	$6,134
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%[2]	0.05%[2]	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	3.39%	2.47%	1.42%	1.17%	1.80%
Portfolio Turnover Rate[3]	56%	64%	41%	37%	49%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Bond Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.10	$9.87	$10.60	$10.87	$10.57
Investment Operations
Net Investment Income[1]	.343	.247	.145	.127	.196
Net Realized and Unrealized Gain (Loss) on Investments	.030	.229	(.727)	(.240)	.301
Total from Investment Operations	.373	.476	(.582)	(.113)	.497
Distributions
Dividends from Net Investment Income	(.343)	(.246)	(.145)	(.128)	(.197)
Distributions from Realized Capital Gains	—	—	(.003)	(.029)	—
Total Distributions	(.343)	(.246)	(.148)	(.157)	(.197)
Net Asset Value, End of Period	$10.13	$10.10	$9.87	$10.60	$10.87
Total Return	3.76%	4.90%	-5.51%	-1.05%	4.72%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,004	$6,827	$6,723	$7,774	$6,817
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%[2]	0.04%[2]	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	3.40%	2.48%	1.43%	1.18%	1.81%
Portfolio Turnover Rate[3]	56%	64%	41%	37%	49%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Bond Index Fund
Notes to Financial Statements
Vanguard Short-Term Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the year ended December 31, 2024, the fund's average amounts of investments in credit protection sold and credit protection purchased represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period. The fund had no open credit default swap contracts at December 31, 2024.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the

Short-Term Bond Index Fund
ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2024, the fund had contributed to Vanguard capital in the amount of $1,533,000, representing less than 0.01% of the fund’s net assets and 0.61% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of December 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	40,215,329	—	40,215,329
Corporate Bonds	—	14,809,036	—	14,809,036
Sovereign Bonds	—	2,853,086	—	2,853,086
Taxable Municipal Bonds	—	47,953	—	47,953
Temporary Cash Investments	330,879	—	—	330,879
Total	330,879	57,925,404	—	58,256,283

Short-Term Bond Index Fund
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions and swap agreements were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	(14,612)
Total Distributable Earnings (Loss)	14,612
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	1,065
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(774,742)
Capital Loss Carryforwards	(2,331,882)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	(3,105,559)
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	1,964,474	1,513,701
Long-Term Capital Gains	—	—
Total	1,964,474	1,513,701
*	Includes short-term capital gains, if any.
As of December 31, 2024, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	59,031,025
Gross Unrealized Appreciation	170,108
Gross Unrealized Depreciation	(944,850)
Net Unrealized Appreciation (Depreciation)	(774,742)
E.  During the year ended December 31, 2024, the fund purchased $5,257,554,000 of investment securities and sold $6,741,954,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $26,803,510,000 and $26,110,822,000, respectively. In addition, the fund purchased and sold investment securities of $3,550,540,000 and $2,078,036,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2024, such purchases were $12,793,000 and sales were $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

Short-Term Bond Index Fund
F.  Capital share transactions for each class of shares were:
	Year Ended December 31,
	2024		2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	9,813	975	11,983	1,206
Issued in Lieu of Cash Distributions	1,430	141	1,268	127
Redeemed	(26,354)	(2,615)	(12,158)	(1,225)
Net Increase (Decrease)—Investor Shares	(15,111)	(1,499)	1,093	108
ETF Shares
Issued	3,630,935	47,100	2,322,597	30,700
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2,107,070)	(27,300)	(8,938,969)	(118,100)
Net Increase (Decrease)—ETF Shares	1,523,865	19,800	(6,616,372)	(87,400)
Admiral Shares
Issued	2,615,349	258,701	2,773,401	279,167
Issued in Lieu of Cash Distributions	358,033	35,417	285,661	28,744
Redeemed	(4,102,752)	(405,982)	(5,182,382)	(521,984)
Net Increase (Decrease)—Admiral Shares	(1,129,370)	(111,864)	(2,123,320)	(214,073)
Institutional Shares
Issued	1,420,283	140,627	1,261,876	127,059
Issued in Lieu of Cash Distributions	178,092	17,613	125,724	12,651
Redeemed	(1,273,333)	(125,995)	(1,712,801)	(172,581)
Net Increase (Decrease)—Institutional Shares	325,042	32,245	(325,201)	(32,871)
Institutional Plus Shares
Issued	1,335,212	132,502	1,007,463	101,396
Issued in Lieu of Cash Distributions	208,315	20,608	147,390	14,830
Redeemed	(1,399,385)	(137,604)	(1,205,935)	(121,584)
Net Increase (Decrease)—Institutional Plus Shares	144,142	15,506	(51,082)	(5,358)
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Intermediate-Term Bond Index Fund
Financial Statements
Schedule of Investments
As of December 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (55.5%)
U.S. Government Securities (54.8%)
	United States Treasury Note/Bond	4.375%	12/31/29	42,885	42,878
	United States Treasury Note/Bond	3.500%	1/31/30	148,425	142,442
	United States Treasury Note/Bond	1.500%	2/15/30	248,286	215,621
	United States Treasury Note/Bond	4.000%	2/28/30	217,380	213,440
	United States Treasury Note/Bond	3.625%	3/31/30	298,588	287,811
	United States Treasury Note/Bond	3.500%	4/30/30	307,380	294,268
	United States Treasury Note/Bond	0.625%	5/15/30	629,566	516,736
	United States Treasury Note/Bond	6.250%	5/15/30	70,250	76,221
	United States Treasury Note/Bond	3.750%	5/31/30	287,645	278,476
	United States Treasury Note/Bond	3.750%	6/30/30	307,195	297,259
	United States Treasury Note/Bond	4.000%	7/31/30	301,660	295,438
	United States Treasury Note/Bond	0.625%	8/15/30	906,087	736,196
	United States Treasury Note/Bond	4.125%	8/31/30	324,115	319,253
	United States Treasury Note/Bond	4.625%	9/30/30	313,944	316,985
	United States Treasury Note/Bond	4.875%	10/31/30	317,603	324,749
	United States Treasury Note/Bond	0.875%	11/15/30	900,427	736,943
	United States Treasury Note/Bond	4.375%	11/30/30	325,790	324,721
	United States Treasury Note/Bond	3.750%	12/31/30	394,798	380,487
	United States Treasury Note/Bond	4.000%	1/31/31	362,972	354,351
	United States Treasury Note/Bond	1.125%	2/15/31	866,324	714,988
	United States Treasury Note/Bond	5.375%	2/15/31	70,571	73,791
	United States Treasury Note/Bond	4.250%	2/28/31	372,672	368,596
	United States Treasury Note/Bond	4.125%	3/31/31	384,317	377,471
	United States Treasury Note/Bond	4.625%	4/30/31	369,154	372,442
	United States Treasury Note/Bond	1.625%	5/15/31	861,774	727,256
	United States Treasury Note/Bond	4.625%	5/31/31	375,606	378,892
	United States Treasury Note/Bond	4.250%	6/30/31	372,514	367,974
	United States Treasury Note/Bond	4.125%	7/31/31	365,299	358,164
	United States Treasury Note/Bond	1.250%	8/15/31	956,265	780,551
	United States Treasury Note/Bond	3.750%	8/31/31	374,204	358,651
	United States Treasury Note/Bond	3.625%	9/30/31	385,448	366,477
	United States Treasury Note/Bond	4.125%	10/31/31	268,534	262,996
	United States Treasury Note/Bond	1.375%	11/15/31	933,028	762,750
	United States Treasury Note/Bond	4.125%	11/30/31	400,931	392,537
	United States Treasury Note/Bond	4.500%	12/31/31	270,600	270,938
	United States Treasury Note/Bond	1.875%	2/15/32	880,474	740,974
	United States Treasury Note/Bond	2.875%	5/15/32	850,688	764,556
	United States Treasury Note/Bond	2.750%	8/15/32	828,434	735,106
	United States Treasury Note/Bond	4.125%	11/15/32	831,161	811,032
	United States Treasury Note/Bond	3.500%	2/15/33	860,637	800,930
	United States Treasury Note/Bond	3.375%	5/15/33	881,267	810,215
	United States Treasury Note/Bond	3.875%	8/15/33	914,625	870,895
	United States Treasury Note/Bond	4.500%	11/15/33	958,396	954,502
	United States Treasury Note/Bond	4.000%	2/15/34	1,003,653	961,468
	United States Treasury Note/Bond	4.375%	5/15/34	975,393	961,067
	United States Treasury Note/Bond	3.875%	8/15/34	952,620	901,417
	United States Treasury Note/Bond	4.250%	11/15/34	794,481	774,247
					23,175,158
Agency Bonds and Notes (0.7%)
	Federal Home Loan Banks	4.750%	3/10/34	14,900	14,863
[1,2]	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	9,105	9,981
[2]	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	20,644	23,010
[2]	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	36,012	39,728
[2]	Federal National Mortgage Assn.	7.125%	1/15/30	28,440	31,758
[2]	Federal National Mortgage Assn.	7.250%	5/15/30	39,105	44,143

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Federal National Mortgage Assn.	0.875%	8/5/30	63,690	52,390
[2]	Federal National Mortgage Assn.	6.625%	11/15/30	38,604	42,660
[1]	Private Export Funding Corp.	3.650%	3/15/30	2,975	2,846
[1]	Private Export Funding Corp.	4.600%	2/15/34	3,500	3,445
	Tennessee Valley Authority	7.125%	5/1/30	4,820	5,385
	Tennessee Valley Authority	1.500%	9/15/31	4,185	3,438
	Tennessee Valley Authority	4.375%	8/1/34	11,127	10,764
					284,411
Total U.S. Government and Agency Obligations (Cost $24,860,620)					23,459,569
Corporate Bonds (38.7%)
Communications (2.8%)
	Alphabet Inc.	1.100%	8/15/30	17,766	14,773
	America Movil SAB de CV	2.875%	5/7/30	5,711	5,094
	America Movil SAB de CV	4.700%	7/21/32	8,325	7,951
	AppLovin Corp.	5.375%	12/1/31	6,750	6,753
	AppLovin Corp.	5.500%	12/1/34	6,500	6,440
[1]	AT&T Inc.	4.300%	2/15/30	26,722	25,857
	AT&T Inc.	2.750%	6/1/31	19,838	17,253
	AT&T Inc.	2.250%	2/1/32	24,794	20,476
	AT&T Inc.	2.550%	12/1/33	15,059	12,121
	AT&T Inc.	5.400%	2/15/34	23,254	23,351
	Baidu Inc.	3.425%	4/7/30	6,005	5,548
	Baidu Inc.	2.375%	8/23/31	7,015	5,909
	Bell Telephone Co. of Canada or Bell Canada	5.100%	5/11/33	11,228	10,906
	Bell Telephone Co. of Canada or Bell Canada	5.200%	2/15/34	7,910	7,711
	Booking Holdings Inc.	4.625%	4/13/30	19,365	19,180
	British Telecommunications plc	9.625%	12/15/30	22,745	27,542
	Charter Communications Operating LLC	2.800%	4/1/31	14,056	11,859
	Charter Communications Operating LLC	2.300%	2/1/32	10,910	8,634
	Charter Communications Operating LLC	4.400%	4/1/33	9,058	8,082
	Charter Communications Operating LLC	6.650%	2/1/34	7,297	7,509
	Charter Communications Operating LLC	6.550%	6/1/34	11,475	11,728
	Comcast Corp.	2.650%	2/1/30	13,355	11,959
	Comcast Corp.	3.400%	4/1/30	14,261	13,216
	Comcast Corp.	4.250%	10/15/30	10,476	10,098
	Comcast Corp.	1.950%	1/15/31	17,301	14,467
	Comcast Corp.	1.500%	2/15/31	11,944	9,722
	Comcast Corp.	5.500%	11/15/32	7,365	7,536
	Comcast Corp.	4.250%	1/15/33	11,366	10,599
	Comcast Corp.	4.650%	2/15/33	17,838	17,214
	Comcast Corp.	7.050%	3/15/33	805	896
	Comcast Corp.	4.800%	5/15/33	14,957	14,529
	Comcast Corp.	5.300%	6/1/34	10,585	10,564
	Comcast Corp.	4.200%	8/15/34	8,925	8,165
	Deutsche Telekom International Finance BV	8.750%	6/15/30	29,396	34,162
	Discovery Communications LLC	3.625%	5/15/30	9,574	8,513
	Electronic Arts Inc.	1.850%	2/15/31	2,196	1,823
	Expedia Group Inc.	3.250%	2/15/30	8,079	7,444
	Expedia Group Inc.	2.950%	3/15/31	5,508	4,848
	FactSet Research Systems Inc.	3.450%	3/1/32	4,263	3,764
	Fox Corp.	3.500%	4/8/30	4,750	4,411
	Fox Corp.	6.500%	10/13/33	11,451	12,048
	Grupo Televisa SAB	8.500%	3/11/32	2,535	2,777
	Interpublic Group of Cos. Inc.	4.750%	3/30/30	5,894	5,814
	Interpublic Group of Cos. Inc.	2.400%	3/1/31	2,260	1,923
	Koninklijke KPN NV	8.375%	10/1/30	4,975	5,732
	Meta Platforms Inc.	4.800%	5/15/30	9,348	9,416
	Meta Platforms Inc.	4.550%	8/15/31	10,528	10,349
	Meta Platforms Inc.	3.850%	8/15/32	25,920	24,085
	Meta Platforms Inc.	4.950%	5/15/33	10,172	10,179
	Meta Platforms Inc.	4.750%	8/15/34	24,799	24,139
	Netflix Inc.	4.900%	8/15/34	5,405	5,300
	Omnicom Group Inc.	2.450%	4/30/30	5,076	4,457

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Omnicom Group Inc.	4.200%	6/1/30	4,944	4,746
	Omnicom Group Inc.	2.600%	8/1/31	6,987	5,965
	Orange SA	9.000%	3/1/31	19,870	23,684
	Paramount Global	7.875%	7/30/30	9,193	9,956
	Paramount Global	4.950%	1/15/31	16,743	15,640
	Paramount Global	4.200%	5/19/32	9,063	7,983
	Paramount Global	5.500%	5/15/33	3,645	3,422
	Rogers Communications Inc.	3.800%	3/15/32	16,447	14,782
	Rogers Communications Inc.	5.300%	2/15/34	6,065	5,910
	Sprint Capital Corp.	8.750%	3/15/32	23,355	27,915
	Take-Two Interactive Software Inc.	4.000%	4/14/32	3,805	3,513
	Take-Two Interactive Software Inc.	5.600%	6/12/34	2,852	2,874
	Telefonica Europe BV	8.250%	9/15/30	10,165	11,595
	TELUS Corp.	3.400%	5/13/32	8,051	7,100
	Tencent Music Entertainment Group	2.000%	9/3/30	6,002	5,046
	Time Warner Cable Enterprises LLC	8.375%	7/15/33	8,050	9,033
	T-Mobile USA Inc.	3.875%	4/15/30	52,452	49,349
	T-Mobile USA Inc.	2.550%	2/15/31	26,067	22,407
	T-Mobile USA Inc.	2.875%	2/15/31	7,060	6,190
	T-Mobile USA Inc.	3.500%	4/15/31	21,693	19,662
	T-Mobile USA Inc.	2.700%	3/15/32	9,709	8,209
	T-Mobile USA Inc.	5.200%	1/15/33	11,717	11,596
	T-Mobile USA Inc.	5.050%	7/15/33	25,524	24,965
	T-Mobile USA Inc.	5.150%	4/15/34	15,344	15,067
[1]	TWDC Enterprises 18 Corp.	7.000%	3/1/32	3,032	3,383
	Uber Technologies Inc.	4.300%	1/15/30	14,800	14,321
	Uber Technologies Inc.	4.800%	9/15/34	13,057	12,456
	VeriSign Inc.	2.700%	6/15/31	7,165	6,150
	Verizon Communications Inc.	3.150%	3/22/30	15,875	14,523
	Verizon Communications Inc.	1.500%	9/18/30	8,461	7,018
	Verizon Communications Inc.	1.680%	10/30/30	13,291	11,053
	Verizon Communications Inc.	7.750%	12/1/30	1,020	1,155
	Verizon Communications Inc.	1.750%	1/20/31	23,158	19,078
	Verizon Communications Inc.	2.550%	3/21/31	32,340	27,856
	Verizon Communications Inc.	2.355%	3/15/32	29,417	24,373
	Verizon Communications Inc.	5.050%	5/9/33	9,452	9,341
	Verizon Communications Inc.	4.500%	8/10/33	23,360	22,024
	Verizon Communications Inc.	4.400%	11/1/34	29,820	27,590
[3]	Verizon Communications Inc.	4.780%	2/15/35	6,300	6,001
	Walt Disney Co.	3.800%	3/22/30	10,652	10,193
	Walt Disney Co.	2.650%	1/13/31	18,752	16,571
	Walt Disney Co.	6.550%	3/15/33	2,957	3,249
	Warnermedia Holdings Inc.	4.279%	3/15/32	43,157	38,010
	Weibo Corp.	3.375%	7/8/30	7,115	6,366
					1,172,146
Consumer Discretionary (2.5%)
[3]	Alibaba Group Holding Ltd.	4.875%	5/26/30	6,000	5,946
	Alibaba Group Holding Ltd.	2.125%	2/9/31	15,044	12,666
	Alibaba Group Holding Ltd.	4.500%	11/28/34	5,800	5,367
	Amazon.com Inc.	1.500%	6/3/30	22,606	19,170
	Amazon.com Inc.	2.100%	5/12/31	30,395	25,940
	Amazon.com Inc.	3.600%	4/13/32	17,367	16,055
	Amazon.com Inc.	4.700%	12/1/32	23,798	23,672
	Amazon.com Inc.	4.800%	12/5/34	10,495	10,449
	American Honda Finance Corp.	4.600%	4/17/30	7,640	7,502
[1]	American Honda Finance Corp.	5.050%	7/10/31	4,185	4,136
[1]	American Honda Finance Corp.	4.850%	10/23/31	6,650	6,510
[1]	American Honda Finance Corp.	4.900%	1/10/34	11,912	11,428
	Aptiv Swiss Holdings Ltd.	3.250%	3/1/32	9,474	8,170
	Aptiv Swiss Holdings Ltd.	5.150%	9/13/34	5,525	5,224
	AutoNation Inc.	4.750%	6/1/30	5,186	5,015
	AutoNation Inc.	2.400%	8/1/31	2,728	2,249
	AutoNation Inc.	3.850%	3/1/32	8,790	7,880
	AutoZone Inc.	4.000%	4/15/30	7,526	7,169

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AutoZone Inc.	1.650%	1/15/31	4,801	3,945
	AutoZone Inc.	4.750%	8/1/32	3,555	3,438
	AutoZone Inc.	4.750%	2/1/33	6,139	5,890
	AutoZone Inc.	5.200%	8/1/33	4,680	4,610
	AutoZone Inc.	6.550%	11/1/33	4,160	4,477
	AutoZone Inc.	5.400%	7/15/34	2,445	2,430
	Best Buy Co. Inc.	1.950%	10/1/30	5,333	4,489
	BorgWarner Inc.	5.400%	8/15/34	4,565	4,491
	Brunswick Corp.	2.400%	8/18/31	4,658	3,811
	Brunswick Corp.	4.400%	9/15/32	4,225	3,868
	Choice Hotels International Inc.	3.700%	1/15/31	3,100	2,788
	Choice Hotels International Inc.	5.850%	8/1/34	3,300	3,305
	Cornell University	4.835%	6/15/34	13,750	13,489
	Darden Restaurants Inc.	6.300%	10/10/33	4,120	4,315
	Dick's Sporting Goods Inc.	3.150%	1/15/32	6,555	5,741
	DR Horton Inc.	5.000%	10/15/34	3,805	3,675
	eBay Inc.	2.700%	3/11/30	6,593	5,913
	eBay Inc.	2.600%	5/10/31	5,640	4,862
	eBay Inc.	6.300%	11/22/32	2,505	2,662
[1]	Emory University	2.143%	9/1/30	6,076	5,284
	Ferguson Enterprises Inc.	5.000%	10/3/34	6,255	5,978
	Ford Motor Co.	9.625%	4/22/30	1,830	2,114
	Ford Motor Co.	3.250%	2/12/32	22,030	18,327
	Ford Motor Co.	6.100%	8/19/32	16,236	16,156
	Ford Motor Credit Co. LLC	7.350%	3/6/30	11,888	12,587
	Ford Motor Credit Co. LLC	7.200%	6/10/30	2,431	2,558
	Ford Motor Credit Co. LLC	4.000%	11/13/30	13,649	12,284
	Ford Motor Credit Co. LLC	6.050%	3/5/31	9,180	9,157
	Ford Motor Credit Co. LLC	6.054%	11/5/31	29,510	29,274
	Ford Motor Credit Co. LLC	7.122%	11/7/33	19,769	20,635
	Ford Motor Credit Co. LLC	6.125%	3/8/34	20,963	20,485
	Fortune Brands Innovations Inc.	4.000%	3/25/32	1,554	1,432
	Fortune Brands Innovations Inc.	5.875%	6/1/33	6,875	7,042
	General Motors Co.	5.600%	10/15/32	11,615	11,714
	General Motors Financial Co. Inc.	5.850%	4/6/30	10,700	10,936
	General Motors Financial Co. Inc.	3.600%	6/21/30	8,993	8,241
	General Motors Financial Co. Inc.	2.350%	1/8/31	6,602	5,532
	General Motors Financial Co. Inc.	5.750%	2/8/31	5,728	5,797
	General Motors Financial Co. Inc.	2.700%	6/10/31	11,107	9,408
	General Motors Financial Co. Inc.	5.600%	6/18/31	7,510	7,537
	General Motors Financial Co. Inc.	3.100%	1/12/32	12,708	10,868
	General Motors Financial Co. Inc.	6.400%	1/9/33	10,295	10,668
	General Motors Financial Co. Inc.	6.100%	1/7/34	1,985	2,014
	General Motors Financial Co. Inc.	5.950%	4/4/34	15,545	15,618
	General Motors Financial Co. Inc.	5.450%	9/6/34	5,755	5,584
	Genuine Parts Co.	1.875%	11/1/30	4,382	3,654
	Genuine Parts Co.	6.875%	11/1/33	5,230	5,737
	GXO Logistics Inc.	2.650%	7/15/31	5,127	4,303
	GXO Logistics Inc.	6.500%	5/6/34	4,250	4,356
	Hasbro Inc.	6.050%	5/14/34	4,065	4,078
	Home Depot Inc.	2.700%	4/15/30	14,651	13,188
	Home Depot Inc.	1.375%	3/15/31	12,584	10,186
	Home Depot Inc.	4.850%	6/25/31	6,580	6,573
	Home Depot Inc.	1.875%	9/15/31	11,285	9,323
	Home Depot Inc.	3.250%	4/15/32	11,535	10,289
	Home Depot Inc.	4.500%	9/15/32	9,315	9,060
	Home Depot Inc.	4.950%	6/25/34	8,545	8,421
	Honda Motor Co. Ltd.	2.967%	3/10/32	13,982	12,117
	Hyatt Hotels Corp.	5.750%	4/23/30	4,950	5,061
	Hyatt Hotels Corp.	5.375%	12/15/31	5,250	5,224
	Hyatt Hotels Corp.	5.500%	6/30/34	3,190	3,161
	JD.com Inc.	3.375%	1/14/30	5,890	5,439
[1]	Johns Hopkins University	4.705%	7/1/32	4,382	4,303
	Las Vegas Sands Corp.	6.200%	8/15/34	5,000	5,027
	Lear Corp.	3.500%	5/30/30	3,985	3,638

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lowe's Cos. Inc.	4.500%	4/15/30	6,665	6,537
	Lowe's Cos. Inc.	1.700%	10/15/30	8,768	7,322
	Lowe's Cos. Inc.	2.625%	4/1/31	14,802	12,852
	Lowe's Cos. Inc.	3.750%	4/1/32	18,528	16,952
	Lowe's Cos. Inc.	5.000%	4/15/33	8,090	7,964
	Lowe's Cos. Inc.	5.150%	7/1/33	6,205	6,167
	Magna International Inc.	2.450%	6/15/30	1,760	1,546
	Magna International Inc.	5.500%	3/21/33	4,225	4,277
	Marriott International Inc.	4.800%	3/15/30	5,460	5,418
[1]	Marriott International Inc.	4.625%	6/15/30	9,929	9,745
[1]	Marriott International Inc.	2.850%	4/15/31	11,161	9,748
[1]	Marriott International Inc.	3.500%	10/15/32	8,120	7,160
[1]	Marriott International Inc.	2.750%	10/15/33	3,244	2,665
	Marriott International Inc.	5.300%	5/15/34	8,085	8,020
	Masco Corp.	2.000%	10/1/30	3,049	2,564
	Masco Corp.	2.000%	2/15/31	5,368	4,490
[1]	McDonald's Corp.	2.125%	3/1/30	6,133	5,355
[1]	McDonald's Corp.	3.600%	7/1/30	13,183	12,355
[1]	McDonald's Corp.	4.600%	9/9/32	6,251	6,082
	McDonald's Corp.	4.950%	8/14/33	5,210	5,166
[1]	McDonald's Corp.	5.200%	5/17/34	1,170	1,181
	MDC Holdings Inc.	3.850%	1/15/30	2,535	2,378
	MDC Holdings Inc.	2.500%	1/15/31	4,850	4,197
	Mercedes-Benz Finance North America LLC	8.500%	1/18/31	6,794	7,941
[3]	Mercedes-Benz Finance North America LLC	2.450%	3/2/31	3,000	2,558
	Mohawk Industries Inc.	3.625%	5/15/30	4,475	4,132
	NIKE Inc.	2.850%	3/27/30	12,107	11,026
	NVR Inc.	3.000%	5/15/30	7,062	6,366
	O'Reilly Automotive Inc.	4.200%	4/1/30	9,759	9,393
	O'Reilly Automotive Inc.	4.700%	6/15/32	6,735	6,508
	O'Reilly Automotive Inc.	5.000%	8/19/34	5,615	5,444
	Owens Corning	3.875%	6/1/30	2,589	2,437
	Owens Corning	5.700%	6/15/34	7,870	7,993
	PulteGroup Inc.	6.375%	5/15/33	5,090	5,367
	Ralph Lauren Corp.	2.950%	6/15/30	6,875	6,228
	Ross Stores Inc.	1.875%	4/15/31	3,990	3,290
	Sands China Ltd.	4.375%	6/18/30	6,330	5,899
	Sands China Ltd.	3.250%	8/8/31	4,610	3,941
	Stanley Black & Decker Inc.	2.300%	3/15/30	5,048	4,376
	Stanley Black & Decker Inc.	3.000%	5/15/32	3,950	3,381
	Starbucks Corp.	2.250%	3/12/30	10,185	8,924
	Starbucks Corp.	2.550%	11/15/30	15,929	13,947
	Starbucks Corp.	4.900%	2/15/31	4,349	4,341
	Starbucks Corp.	3.000%	2/14/32	7,424	6,487
	Starbucks Corp.	4.800%	2/15/33	5,070	4,943
	Starbucks Corp.	5.000%	2/15/34	4,860	4,755
	Tapestry Inc.	5.100%	3/11/30	1,600	1,583
	TJX Cos. Inc.	3.875%	4/15/30	6,763	6,445
	Toyota Motor Corp.	5.123%	7/13/33	1,180	1,193
[1]	Toyota Motor Credit Corp.	2.150%	2/13/30	8,904	7,803
[1]	Toyota Motor Credit Corp.	3.375%	4/1/30	11,712	10,848
[1]	Toyota Motor Credit Corp.	4.550%	5/17/30	7,316	7,199
	Toyota Motor Credit Corp.	5.550%	11/20/30	10,025	10,326
[1]	Toyota Motor Credit Corp.	1.650%	1/10/31	4,755	3,921
	Toyota Motor Credit Corp.	5.100%	3/21/31	5,790	5,818
	Toyota Motor Credit Corp.	1.900%	9/12/31	5,082	4,171
[1]	Toyota Motor Credit Corp.	4.600%	10/10/31	6,620	6,435
[1]	Toyota Motor Credit Corp.	2.400%	1/13/32	4,395	3,691
	Toyota Motor Credit Corp.	4.700%	1/12/33	4,372	4,251
[1]	Toyota Motor Credit Corp.	4.800%	1/5/34	8,465	8,222
	Tractor Supply Co.	1.750%	11/1/30	5,617	4,694
	Tractor Supply Co.	5.250%	5/15/33	6,195	6,187
	Whirlpool Corp.	2.400%	5/15/31	1,888	1,553
	Whirlpool Corp.	4.700%	5/14/32	2,592	2,416
	Whirlpool Corp.	5.500%	3/1/33	3,000	2,929

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Whirlpool Corp.	5.750%	3/1/34	2,600	2,548
[1]	Yale University	1.482%	4/15/30	9,830	8,360
					1,073,526
Consumer Staples (2.5%)
	Altria Group Inc.	3.400%	5/6/30	9,891	9,079
	Altria Group Inc.	2.450%	2/4/32	14,420	11,856
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	24,694	23,134
	Anheuser-Busch InBev Worldwide Inc.	4.900%	1/23/31	8,984	8,971
	Anheuser-Busch InBev Worldwide Inc.	5.000%	6/15/34	8,897	8,788
	Archer-Daniels-Midland Co.	3.250%	3/27/30	6,292	5,807
	Archer-Daniels-Midland Co.	2.900%	3/1/32	7,280	6,289
	Avery Dennison Corp.	2.650%	4/30/30	5,814	5,156
	Avery Dennison Corp.	5.750%	3/15/33	6,030	6,187
	BAT Capital Corp.	4.906%	4/2/30	7,796	7,698
	BAT Capital Corp.	6.343%	8/2/30	11,334	11,910
	BAT Capital Corp.	5.834%	2/20/31	7,900	8,073
	BAT Capital Corp.	2.726%	3/25/31	12,155	10,491
	BAT Capital Corp.	4.742%	3/16/32	8,895	8,557
	BAT Capital Corp.	7.750%	10/19/32	4,755	5,390
	BAT Capital Corp.	6.421%	8/2/33	7,625	8,051
	BAT Capital Corp.	6.000%	2/20/34	7,287	7,483
	Brown-Forman Corp.	4.750%	4/15/33	5,380	5,245
	Bunge Ltd. Finance Corp.	2.750%	5/14/31	9,420	8,138
	Bunge Ltd. Finance Corp.	4.650%	9/17/34	6,130	5,788
	Campbell's Co.	2.375%	4/24/30	8,956	7,841
	Campbell's Co.	5.400%	3/21/34	8,120	8,086
	Church & Dwight Co. Inc.	2.300%	12/15/31	3,330	2,787
	Church & Dwight Co. Inc.	5.600%	11/15/32	3,505	3,608
	Clorox Co.	1.800%	5/15/30	5,485	4,666
	Clorox Co.	4.600%	5/1/32	5,108	4,993
	Coca-Cola Co.	3.450%	3/25/30	11,256	10,621
	Coca-Cola Co.	1.650%	6/1/30	15,304	13,046
	Coca-Cola Co.	2.000%	3/5/31	3,985	3,396
	Coca-Cola Co.	1.375%	3/15/31	23,149	18,943
	Coca-Cola Co.	2.250%	1/5/32	10,131	8,610
	Coca-Cola Co.	5.000%	5/13/34	5,090	5,081
	Coca-Cola Co.	4.650%	8/14/34	5,799	5,640
	Coca-Cola Consolidated Inc.	5.450%	6/1/34	4,238	4,266
	Coca-Cola Femsa SAB de CV	2.750%	1/22/30	9,205	8,249
	Coca-Cola Femsa SAB de CV	1.850%	9/1/32	5,940	4,649
	Colgate-Palmolive Co.	3.250%	8/15/32	5,355	4,802
	Colgate-Palmolive Co.	4.600%	3/1/33	2,235	2,201
	Constellation Brands Inc.	2.875%	5/1/30	2,236	1,998
	Constellation Brands Inc.	2.250%	8/1/31	7,572	6,292
	Constellation Brands Inc.	4.750%	5/9/32	9,791	9,411
	Constellation Brands Inc.	4.900%	5/1/33	6,555	6,329
	Costco Wholesale Corp.	1.600%	4/20/30	19,550	16,723
	Costco Wholesale Corp.	1.750%	4/20/32	13,370	10,872
	Diageo Capital plc	2.000%	4/29/30	4,053	3,498
	Diageo Capital plc	2.125%	4/29/32	4,360	3,557
	Diageo Capital plc	5.500%	1/24/33	11,230	11,433
	Diageo Capital plc	5.625%	10/5/33	8,135	8,349
	Dollar General Corp.	3.500%	4/3/30	12,155	11,148
	Dollar General Corp.	5.000%	11/1/32	3,104	2,977
	Dollar General Corp.	5.450%	7/5/33	2,614	2,569
	Dollar Tree Inc.	2.650%	12/1/31	6,850	5,778
	Estee Lauder Cos. Inc.	2.375%	12/1/29	6,256	5,575
	Estee Lauder Cos. Inc.	2.600%	4/15/30	5,447	4,833
	Estee Lauder Cos. Inc.	1.950%	3/15/31	5,232	4,344
	Estee Lauder Cos. Inc.	4.650%	5/15/33	5,855	5,590
	Estee Lauder Cos. Inc.	5.000%	2/14/34	3,090	3,035
	Flowers Foods Inc.	2.400%	3/15/31	4,479	3,792
	General Mills Inc.	2.875%	4/15/30	6,685	6,011
	General Mills Inc.	4.950%	3/29/33	8,765	8,545

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Haleon US Capital LLC	3.625%	3/24/32	16,930	15,324
	Hershey Co.	2.450%	11/15/29	3,125	2,819
	Hershey Co.	1.700%	6/1/30	2,810	2,391
	Hershey Co.	4.500%	5/4/33	3,520	3,419
	Hormel Foods Corp.	1.800%	6/11/30	10,057	8,572
	Ingredion Inc.	2.900%	6/1/30	4,986	4,475
	J M Smucker Co.	2.375%	3/15/30	7,005	6,183
	J M Smucker Co.	2.125%	3/15/32	1,616	1,314
	JBS USA Holding Lux Sarl	5.500%	1/15/30	10,645	10,631
	JBS USA Holding Lux Sarl	3.750%	12/1/31	7,125	6,335
	JBS USA Holding Lux Sarl	3.625%	1/15/32	6,055	5,335
	JBS USA Holding Lux Sarl	5.750%	4/1/33	18,315	18,246
	JBS USA Holding Lux Sarl	6.750%	3/15/34	15,852	16,775
	Kellanova	2.100%	6/1/30	3,710	3,225
[1]	Kellanova	7.450%	4/1/31	5,887	6,564
	Kenvue Inc.	5.000%	3/22/30	8,506	8,561
	Kenvue Inc.	4.900%	3/22/33	12,990	12,766
	Keurig Dr Pepper Inc.	3.200%	5/1/30	7,106	6,494
[1]	Keurig Dr Pepper Inc.	2.250%	3/15/31	3,201	2,707
[1]	Keurig Dr Pepper Inc.	5.200%	3/15/31	5,995	6,048
	Keurig Dr Pepper Inc.	4.050%	4/15/32	4,074	3,809
	Keurig Dr Pepper Inc.	5.300%	3/15/34	8,950	8,935
	Kimberly-Clark Corp.	3.100%	3/26/30	6,012	5,557
	Kimberly-Clark Corp.	2.000%	11/2/31	5,295	4,456
	Kraft Heinz Foods Co.	3.750%	4/1/30	6,257	5,910
	Kraft Heinz Foods Co.	4.250%	3/1/31	11,194	10,690
	Kroger Co.	2.200%	5/1/30	7,023	6,089
	Kroger Co.	1.700%	1/15/31	6,079	5,007
	Kroger Co.	7.500%	4/1/31	1,020	1,144
	Kroger Co.	5.000%	9/15/34	20,540	19,898
	McCormick & Co. Inc.	1.850%	2/15/31	6,026	4,987
	McCormick & Co. Inc.	4.950%	4/15/33	3,975	3,877
	McCormick & Co. Inc.	4.700%	10/15/34	4,845	4,559
	Mondelez International Inc.	2.750%	4/13/30	6,318	5,653
	Mondelez International Inc.	1.500%	2/4/31	4,213	3,431
	Mondelez International Inc.	3.000%	3/17/32	6,508	5,647
	Mondelez International Inc.	1.875%	10/15/32	5,995	4,813
	Mondelez International Inc.	4.750%	8/28/34	5,370	5,133
	PepsiCo Inc.	2.750%	3/19/30	16,890	15,338
	PepsiCo Inc.	1.625%	5/1/30	17,368	14,798
	PepsiCo Inc.	1.950%	10/21/31	11,068	9,197
	PepsiCo Inc.	3.900%	7/18/32	16,674	15,575
	PepsiCo Inc.	4.800%	7/17/34	630	617
	Philip Morris International Inc.	5.125%	2/15/30	19,165	19,270
	Philip Morris International Inc.	2.100%	5/1/30	9,858	8,518
	Philip Morris International Inc.	5.500%	9/7/30	3,599	3,683
	Philip Morris International Inc.	1.750%	11/1/30	7,232	6,036
	Philip Morris International Inc.	5.125%	2/13/31	11,750	11,755
	Philip Morris International Inc.	4.750%	11/1/31	5,515	5,392
	Philip Morris International Inc.	5.750%	11/17/32	13,724	14,099
	Philip Morris International Inc.	5.375%	2/15/33	24,999	25,038
	Philip Morris International Inc.	5.625%	9/7/33	5,357	5,439
	Philip Morris International Inc.	5.250%	2/13/34	16,262	16,081
	Philip Morris International Inc.	4.900%	11/1/34	3,510	3,374
	Pilgrim's Pride Corp.	4.250%	4/15/31	8,598	7,904
	Pilgrim's Pride Corp.	3.500%	3/1/32	9,296	8,011
	Pilgrim's Pride Corp.	6.250%	7/1/33	8,465	8,633
	Pilgrim's Pride Corp.	6.875%	5/15/34	4,645	4,945
	Procter & Gamble Co.	3.000%	3/25/30	11,489	10,597
	Procter & Gamble Co.	1.200%	10/29/30	19,810	16,351
	Procter & Gamble Co.	1.950%	4/23/31	5,743	4,894
	Procter & Gamble Co.	2.300%	2/1/32	4,385	3,766
	Procter & Gamble Co.	4.050%	1/26/33	6,245	5,952
	Procter & Gamble Co.	4.550%	1/29/34	6,978	6,785
	Sysco Corp.	2.400%	2/15/30	7,180	6,334

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sysco Corp.	5.950%	4/1/30	7,596	7,908
	Sysco Corp.	2.450%	12/14/31	4,170	3,500
	Sysco Corp.	6.000%	1/17/34	2,235	2,342
	Target Corp.	2.350%	2/15/30	5,975	5,307
	Target Corp.	2.650%	9/15/30	1,017	906
	Target Corp.	4.500%	9/15/32	11,635	11,242
	Target Corp.	4.400%	1/15/33	3,325	3,181
	Target Corp.	4.500%	9/15/34	7,500	7,123
	Tyson Foods Inc.	5.700%	3/15/34	10,295	10,414
	Unilever Capital Corp.	1.375%	9/14/30	5,729	4,753
	Unilever Capital Corp.	1.750%	8/12/31	7,785	6,439
	Unilever Capital Corp.	5.900%	11/15/32	3,254	3,452
	Unilever Capital Corp.	5.000%	12/8/33	9,985	9,968
	Unilever Capital Corp.	4.625%	8/12/34	8,295	7,980
	Walmart Inc.	4.000%	4/15/30	2,915	2,849
	Walmart Inc.	1.800%	9/22/31	6,358	5,309
	Walmart Inc.	4.150%	9/9/32	6,111	5,883
	Walmart Inc.	4.100%	4/15/33	19,518	18,573
					1,069,525
Energy (2.7%)
	Apache Corp.	4.250%	1/15/30	4,529	4,253
	Baker Hughes Holdings LLC	4.486%	5/1/30	3,600	3,527
	Boardwalk Pipelines LP	3.400%	2/15/31	3,045	2,719
	Boardwalk Pipelines LP	3.600%	9/1/32	2,718	2,374
	Boardwalk Pipelines LP	5.625%	8/1/34	6,720	6,693
	BP Capital Markets America Inc.	3.633%	4/6/30	10,568	9,948
	BP Capital Markets America Inc.	1.749%	8/10/30	8,831	7,473
	BP Capital Markets America Inc.	2.721%	1/12/32	16,744	14,326
	BP Capital Markets America Inc.	4.812%	2/13/33	19,980	19,271
	BP Capital Markets America Inc.	4.893%	9/11/33	12,285	11,886
	BP Capital Markets America Inc.	4.989%	4/10/34	8,290	8,065
	BP Capital Markets America Inc.	5.227%	11/17/34	12,481	12,283
	Burlington Resources LLC	7.200%	8/15/31	1,515	1,680
	Canadian Natural Resources Ltd.	2.950%	7/15/30	10,490	9,318
	Canadian Natural Resources Ltd.	7.200%	1/15/32	670	732
	Canadian Natural Resources Ltd.	6.450%	6/30/33	3,028	3,176
[3]	Canadian Natural Resources Ltd.	5.400%	12/15/34	2,050	1,995
	Cenovus Energy Inc.	2.650%	1/15/32	4,620	3,842
	Cheniere Energy Inc.	5.650%	4/15/34	12,344	12,361
	Cheniere Energy Partners LP	4.000%	3/1/31	17,135	15,855
	Cheniere Energy Partners LP	3.250%	1/31/32	17,120	14,848
	Cheniere Energy Partners LP	5.950%	6/30/33	9,268	9,467
[3]	Cheniere Energy Partners LP	5.750%	8/15/34	6,470	6,498
	Chevron Corp.	2.236%	5/11/30	12,173	10,717
	ConocoPhillips	2.400%	2/15/31	4,590	3,920
	ConocoPhillips	5.900%	10/15/32	1,981	2,092
	ConocoPhillips Co.	4.700%	1/15/30	14,200	14,043
	ConocoPhillips Co.	4.850%	1/15/32	11,500	11,267
	ConocoPhillips Co.	5.050%	9/15/33	14,830	14,628
	ConocoPhillips Co.	5.000%	1/15/35	22,400	21,752
	Coterra Energy Inc.	5.600%	3/15/34	4,965	4,917
	DCP Midstream Operating LP	3.250%	2/15/32	6,259	5,383
	Devon Energy Corp.	5.200%	9/15/34	5,875	5,581
	Diamondback Energy Inc.	5.150%	1/30/30	7,655	7,668
	Diamondback Energy Inc.	3.125%	3/24/31	11,342	10,034
	Diamondback Energy Inc.	6.250%	3/15/33	8,921	9,275
	Diamondback Energy Inc.	5.400%	4/18/34	11,095	10,912
	Enbridge Inc.	6.200%	11/15/30	7,005	7,369
	Enbridge Inc.	5.700%	3/8/33	22,530	22,774
	Enbridge Inc.	2.500%	8/1/33	9,495	7,618
	Enbridge Inc.	5.625%	4/5/34	7,855	7,904
	Enbridge Inc.	7.200%	6/27/54	5,800	5,967
	Enbridge Inc.	7.375%	3/15/55	2,500	2,595
	Energy Transfer LP	3.750%	5/15/30	16,343	15,233

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Energy Transfer LP	6.400%	12/1/30	4,870	5,141
	Energy Transfer LP	5.750%	2/15/33	15,691	15,878
	Energy Transfer LP	6.550%	12/1/33	28,372	30,141
	Energy Transfer LP	5.550%	5/15/34	9,775	9,690
	Energy Transfer LP	5.600%	9/1/34	9,740	9,694
	EnLink Midstream LLC	5.650%	9/1/34	4,265	4,249
	Enterprise Products Operating LLC	2.800%	1/31/30	11,806	10,665
	Enterprise Products Operating LLC	5.350%	1/31/33	8,187	8,247
[1]	Enterprise Products Operating LLC	6.875%	3/1/33	5,144	5,659
	Enterprise Products Operating LLC	4.850%	1/31/34	7,969	7,710
[1]	Enterprise Products Operating LLC	6.650%	10/15/34	2,050	2,231
	EOG Resources Inc.	4.375%	4/15/30	6,830	6,643
	EQT Corp.	7.000%	2/1/30	7,876	8,377
	EQT Corp.	5.750%	2/1/34	4,175	4,148
	Expand Energy Corp.	5.375%	3/15/30	9,800	9,581
	Expand Energy Corp.	4.750%	2/1/32	9,390	8,720
	Exxon Mobil Corp.	3.482%	3/19/30	17,200	16,190
	Exxon Mobil Corp.	2.610%	10/15/30	18,415	16,399
	Halliburton Co.	2.920%	3/1/30	8,223	7,406
	Helmerich & Payne Inc.	2.900%	9/29/31	4,836	4,025
[3]	Helmerich & Payne Inc.	5.500%	12/1/34	4,500	4,275
	Hess Corp.	7.300%	8/15/31	6,525	7,244
	Hess Corp.	7.125%	3/15/33	3,935	4,355
	HF Sinclair Corp.	4.500%	10/1/30	3,618	3,411
	Kinder Morgan Energy Partners LP	7.750%	3/15/32	1,345	1,511
	Kinder Morgan Energy Partners LP	7.300%	8/15/33	1,724	1,917
	Kinder Morgan Inc.	2.000%	2/15/31	7,520	6,292
[1]	Kinder Morgan Inc.	7.800%	8/1/31	1,705	1,919
[1]	Kinder Morgan Inc.	7.750%	1/15/32	4,449	5,056
	Kinder Morgan Inc.	4.800%	2/1/33	6,420	6,106
	Kinder Morgan Inc.	5.200%	6/1/33	19,403	18,950
	MPLX LP	2.650%	8/15/30	13,003	11,374
	MPLX LP	4.950%	9/1/32	8,675	8,367
	MPLX LP	5.000%	3/1/33	9,445	9,076
	MPLX LP	5.500%	6/1/34	6,285	6,197
	Occidental Petroleum Corp.	8.875%	7/15/30	8,626	9,818
	Occidental Petroleum Corp.	6.625%	9/1/30	10,387	10,874
	Occidental Petroleum Corp.	6.125%	1/1/31	11,054	11,309
	Occidental Petroleum Corp.	7.500%	5/1/31	7,907	8,634
	Occidental Petroleum Corp.	7.875%	9/15/31	5,853	6,470
	Occidental Petroleum Corp.	5.375%	1/1/32	4,305	4,217
	Occidental Petroleum Corp.	5.550%	10/1/34	11,940	11,587
	ONEOK Inc.	3.100%	3/15/30	5,135	4,655
	ONEOK Inc.	3.250%	6/1/30	5,316	4,825
	ONEOK Inc.	5.800%	11/1/30	4,518	4,649
	ONEOK Inc.	6.350%	1/15/31	2,235	2,348
	ONEOK Inc.	4.750%	10/15/31	5,800	5,608
	ONEOK Inc.	6.100%	11/15/32	7,308	7,566
	ONEOK Inc.	6.050%	9/1/33	13,555	13,950
	ONEOK Inc.	5.050%	11/1/34	18,335	17,541
	Ovintiv Inc.	7.200%	11/1/31	3,149	3,377
	Ovintiv Inc.	7.375%	11/1/31	5,315	5,767
	Ovintiv Inc.	6.250%	7/15/33	7,441	7,614
	Ovintiv Inc.	6.500%	8/15/34	3,455	3,583
	Patterson-UTI Energy Inc.	7.150%	10/1/33	4,102	4,298
	Phillips 66	2.150%	12/15/30	8,811	7,472
	Phillips 66 Co.	5.250%	6/15/31	5,765	5,778
	Phillips 66 Co.	5.300%	6/30/33	8,150	8,082
	Pioneer Natural Resources Co.	1.900%	8/15/30	12,502	10,644
	Pioneer Natural Resources Co.	2.150%	1/15/31	5,873	4,986
	Plains All American Pipeline LP	3.800%	9/15/30	6,941	6,445
	Plains All American Pipeline LP	5.700%	9/15/34	6,100	6,097
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	21,973	21,279
	Schlumberger Investment SA	2.650%	6/26/30	14,899	13,279
	Schlumberger Investment SA	4.850%	5/15/33	2,820	2,753

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Schlumberger Investment SA	5.000%	6/1/34	4,220	4,145
[1]	Shell Finance US Inc.	2.750%	4/6/30	14,488	13,057
[3]	South Bow USA Infrastructure Holdings LLC	5.584%	10/1/34	10,580	10,287
	Suncor Energy Inc.	7.150%	2/1/32	4,185	4,536
	Suncor Energy Inc.	5.950%	12/1/34	4,200	4,348
	Targa Resources Corp.	4.200%	2/1/33	7,640	6,937
	Targa Resources Corp.	6.125%	3/15/33	10,040	10,350
	Targa Resources Corp.	6.500%	3/30/34	7,505	7,934
	Targa Resources Partners LP	5.500%	3/1/30	7,000	7,018
	Targa Resources Partners LP	4.875%	2/1/31	8,450	8,161
	Targa Resources Partners LP	4.000%	1/15/32	8,345	7,589
	TotalEnergies Capital International SA	2.829%	1/10/30	7,192	6,544
	TotalEnergies Capital SA	5.150%	4/5/34	11,020	10,945
	TotalEnergies Capital SA	4.724%	9/10/34	11,575	11,123
	TransCanada PipeLines Ltd.	4.100%	4/15/30	10,326	9,800
	TransCanada PipeLines Ltd.	4.625%	3/1/34	11,430	10,638
	TransCanada PipeLines Ltd.	5.600%	3/31/34	3,587	3,568
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	5,968	5,434
	Valero Energy Corp.	2.800%	12/1/31	3,788	3,231
	Valero Energy Corp.	7.500%	4/15/32	5,017	5,634
	Western Midstream Operating LP	4.050%	2/1/30	10,821	10,149
	Western Midstream Operating LP	6.150%	4/1/33	5,216	5,315
	Western Midstream Operating LP	5.450%	11/15/34	7,080	6,829
	Williams Cos. Inc.	3.500%	11/15/30	10,800	9,921
[1]	Williams Cos. Inc.	7.500%	1/15/31	1,401	1,548
	Williams Cos. Inc.	2.600%	3/15/31	12,472	10,739
	Williams Cos. Inc.	8.750%	3/15/32	3,229	3,817
	Williams Cos. Inc.	4.650%	8/15/32	7,744	7,371
	Williams Cos. Inc.	5.650%	3/15/33	6,205	6,259
	Williams Cos. Inc.	5.150%	3/15/34	12,120	11,774
	Woodside Finance Ltd.	5.100%	9/12/34	10,695	10,184
					1,141,773
Financials (12.4%)
	AerCap Ireland Capital DAC	6.150%	9/30/30	5,422	5,657
	AerCap Ireland Capital DAC	3.300%	1/30/32	45,876	39,984
	AerCap Ireland Capital DAC	3.400%	10/29/33	14,853	12,647
	AerCap Ireland Capital DAC	5.300%	1/19/34	740	728
	AerCap Ireland Capital DAC	4.950%	9/10/34	11,900	11,338
	AerCap Ireland Capital DAC	6.950%	3/10/55	6,000	6,172
	Affiliated Managers Group Inc.	3.300%	6/15/30	8,152	7,448
	Affiliated Managers Group Inc.	5.500%	8/20/34	3,805	3,769
	Aflac Inc.	3.600%	4/1/30	10,717	10,068
[1]	Air Lease Corp.	3.000%	2/1/30	5,478	4,937
	Air Lease Corp.	3.125%	12/1/30	5,603	4,967
[1]	Air Lease Corp.	5.200%	7/15/31	7,155	7,070
[1]	Air Lease Corp.	2.875%	1/15/32	758	646
	Alleghany Corp.	3.625%	5/15/30	4,706	4,423
	Allstate Corp.	1.450%	12/15/30	6,027	4,898
	Allstate Corp.	5.250%	3/30/33	7,196	7,173
	Allstate Corp.	5.350%	6/1/33	2,290	2,303
[1]	Ally Financial Inc.	8.000%	11/1/31	20,217	22,364
	Ally Financial Inc.	6.184%	7/26/35	3,100	3,063
	American Express Co.	6.489%	10/30/31	9,655	10,308
	American Express Co.	4.989%	5/26/33	8,203	8,013
	American Express Co.	4.420%	8/3/33	10,404	9,884
	American Express Co.	5.043%	5/1/34	12,160	11,936
	American Express Co.	5.625%	7/28/34	4,019	4,063
	American Express Co.	5.284%	7/26/35	14,053	13,889
	American Financial Group Inc.	5.250%	4/2/30	2,846	2,878
	American International Group Inc.	3.400%	6/30/30	4,233	3,906
	American International Group Inc.	5.125%	3/27/33	6,911	6,836
	Ameriprise Financial Inc.	4.500%	5/13/32	4,486	4,311
	Ameriprise Financial Inc.	5.150%	5/15/33	7,373	7,353
	Aon Corp.	2.800%	5/15/30	14,048	12,499

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Aon Corp.	2.600%	12/2/31	6,495	5,509
	Aon Corp.	5.000%	9/12/32	5,600	5,508
	Aon Corp.	5.350%	2/28/33	4,382	4,358
	Aon North America Inc.	5.300%	3/1/31	5,860	5,888
	Aon North America Inc.	5.450%	3/1/34	18,835	18,817
[3]	Apollo Debt Solutions BDC	6.700%	7/29/31	6,345	6,513
	Apollo Global Management Inc.	6.375%	11/15/33	4,190	4,523
	Apollo Global Management Inc.	6.000%	12/15/54	4,225	4,171
	Arch Capital Group Ltd.	7.350%	5/1/34	67	76
	Ares Capital Corp.	3.200%	11/15/31	8,040	6,911
[3]	Ares Strategic Income Fund	5.600%	2/15/30	5,850	5,775
	Arthur J Gallagher & Co.	2.400%	11/9/31	3,806	3,182
	Arthur J Gallagher & Co.	5.000%	2/15/32	1,370	1,352
	Arthur J Gallagher & Co.	5.500%	3/2/33	5,730	5,765
	Arthur J Gallagher & Co.	6.500%	2/15/34	1,987	2,133
	Arthur J Gallagher & Co.	5.450%	7/15/34	1,200	1,204
	Arthur J Gallagher & Co.	5.150%	2/15/35	1,220	1,188
	Assurant Inc.	3.700%	2/22/30	3,070	2,858
	Assured Guaranty US Holdings Inc.	3.150%	6/15/31	5,090	4,496
	Athene Holding Ltd.	6.150%	4/3/30	2,405	2,498
	Athene Holding Ltd.	3.500%	1/15/31	7,884	7,116
	Athene Holding Ltd.	5.875%	1/15/34	12,230	12,398
	Athene Holding Ltd.	6.625%	10/15/54	4,900	4,887
	AXA SA	8.600%	12/15/30	6,740	7,919
	AXIS Specialty Finance LLC	3.900%	7/15/29	1,529	1,452
[1]	AXIS Specialty Finance LLC	4.900%	1/15/40	3,512	3,287
	Banco Bilbao Vizcaya Argentaria SA	7.883%	11/15/34	7,005	7,676
	Banco Bilbao Vizcaya Argentaria SA	6.033%	3/13/35	6,160	6,168
	Banco Santander SA	3.490%	5/28/30	8,296	7,566
	Banco Santander SA	2.749%	12/3/30	12,105	10,246
	Banco Santander SA	2.958%	3/25/31	10,317	8,999
	Banco Santander SA	5.439%	7/15/31	11,684	11,673
	Banco Santander SA	3.225%	11/22/32	9,690	8,244
	Banco Santander SA	6.921%	8/8/33	16,786	17,652
	Banco Santander SA	6.938%	11/7/33	11,195	12,206
	Banco Santander SA	6.350%	3/14/34	11,360	11,529
[1]	Bank of America Corp.	2.496%	2/13/31	35,505	31,162
[1]	Bank of America Corp.	2.592%	4/29/31	23,608	20,745
[1]	Bank of America Corp.	1.898%	7/23/31	21,175	17,815
[1]	Bank of America Corp.	1.922%	10/24/31	25,101	20,941
[1]	Bank of America Corp.	2.651%	3/11/32	18,059	15,542
	Bank of America Corp.	2.687%	4/22/32	44,187	37,983
	Bank of America Corp.	2.299%	7/21/32	31,387	26,168
[1]	Bank of America Corp.	2.972%	2/4/33	46,796	40,226
	Bank of America Corp.	4.571%	4/27/33	31,880	30,317
[1]	Bank of America Corp.	5.015%	7/22/33	33,841	33,185
	Bank of America Corp.	5.288%	4/25/34	47,292	46,924
	Bank of America Corp.	5.872%	9/15/34	35,848	36,821
	Bank of America Corp.	5.468%	1/23/35	37,478	37,575
[1]	Bank of America Corp.	5.425%	8/15/35	10,410	10,131
	Bank of America Corp.	5.518%	10/25/35	34,412	33,775
	Bank of America Corp.	2.482%	9/21/36	20,667	16,829
	Bank of America Corp.	3.846%	3/8/37	22,035	19,509
	Bank of Montreal	5.511%	6/4/31	6,015	6,110
	Bank of Montreal	3.088%	1/10/37	9,789	8,156
[1]	Bank of New York Mellon Corp.	3.850%	4/28/28	290	283
[1]	Bank of New York Mellon Corp.	1.650%	7/14/28	970	876
[1]	Bank of New York Mellon Corp.	1.800%	7/28/31	3,565	2,958
	Bank of New York Mellon Corp.	2.500%	1/26/32	5,244	4,448
	Bank of New York Mellon Corp.	5.060%	7/22/32	5,080	5,067
[1]	Bank of New York Mellon Corp.	4.289%	6/13/33	10,495	9,880
[1]	Bank of New York Mellon Corp.	5.834%	10/25/33	25,270	26,155
	Bank of New York Mellon Corp.	4.706%	2/1/34	6,626	6,360
[1]	Bank of New York Mellon Corp.	4.967%	4/26/34	5,534	5,415
[1]	Bank of New York Mellon Corp.	6.474%	10/25/34	6,435	6,955

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Bank of New York Mellon Corp.	5.188%	3/14/35	8,390	8,293
	Bank of New York Mellon Corp.	5.606%	7/21/39	565	568
	Bank of Nova Scotia	4.850%	2/1/30	11,025	10,927
	Bank of Nova Scotia	2.150%	8/1/31	5,446	4,528
	Bank of Nova Scotia	2.450%	2/2/32	6,005	5,019
	Bank of Nova Scotia	4.740%	11/10/32	5,278	5,110
	Bank of Nova Scotia	5.650%	2/1/34	6,952	7,066
	Bank of Nova Scotia	4.588%	5/4/37	9,734	8,953
	BankUnited Inc.	5.125%	6/11/30	2,970	2,854
	Barclays plc	2.645%	6/24/31	8,948	7,774
	Barclays plc	2.667%	3/10/32	4,677	3,968
	Barclays plc	2.894%	11/24/32	11,940	10,094
	Barclays plc	5.746%	8/9/33	6,420	6,420
	Barclays plc	7.437%	11/2/33	16,636	18,311
	Barclays plc	6.224%	5/9/34	16,390	16,809
	Barclays plc	7.119%	6/27/34	13,480	14,320
	Barclays plc	6.692%	9/13/34	14,050	14,879
	Barclays plc	5.335%	9/10/35	20,817	20,006
	Barclays plc	3.564%	9/23/35	13,566	11,985
	Berkshire Hathaway Finance Corp.	1.850%	3/12/30	7,833	6,830
	Berkshire Hathaway Finance Corp.	1.450%	10/15/30	5,867	4,910
	Berkshire Hathaway Finance Corp.	2.875%	3/15/32	8,067	7,054
	BlackRock Funding Inc.	5.000%	3/14/34	9,053	8,942
	Blackrock Inc.	2.400%	4/30/30	9,595	8,513
	Blackrock Inc.	1.900%	1/28/31	9,897	8,336
	Blackrock Inc.	2.100%	2/25/32	7,417	6,103
	Blackrock Inc.	4.750%	5/25/33	11,467	11,208
[3]	Blackstone Private Credit Fund	5.250%	4/1/30	3,130	3,041
	Blackstone Private Credit Fund	6.250%	1/25/31	5,160	5,260
[3]	Blackstone Private Credit Fund	6.000%	11/22/34	6,174	6,007
	Blackstone Reg Finance Co. LLC	5.000%	12/6/34	6,200	6,000
[3]	Blue Owl Credit Income Corp.	5.800%	3/15/30	8,000	7,872
	Blue Owl Credit Income Corp.	6.650%	3/15/31	6,445	6,554
	Blue Owl Finance LLC	6.250%	4/18/34	11,275	11,578
	Brighthouse Financial Inc.	5.625%	5/15/30	3,920	4,002
	Brookfield Capital Finance LLC	6.087%	6/14/33	4,389	4,541
	Brookfield Finance I UK plc	2.340%	1/30/32	4,795	3,959
	Brookfield Finance Inc.	4.350%	4/15/30	8,412	8,102
	Brookfield Finance Inc.	2.724%	4/15/31	4,254	3,698
	Brookfield Finance Inc.	6.350%	1/5/34	6,024	6,339
	Brown & Brown Inc.	2.375%	3/15/31	6,464	5,431
	Brown & Brown Inc.	4.200%	3/17/32	5,480	5,055
	Brown & Brown Inc.	5.650%	6/11/34	4,987	4,989
	Canadian Imperial Bank of Commerce	3.600%	4/7/32	10,377	9,310
	Canadian Imperial Bank of Commerce	6.092%	10/3/33	9,940	10,387
[1]	Capital One Financial Corp.	7.624%	10/30/31	9,394	10,362
	Capital One Financial Corp.	2.359%	7/29/32	8,699	7,001
	Capital One Financial Corp.	2.618%	11/2/32	4,690	3,891
	Capital One Financial Corp.	5.268%	5/10/33	9,093	8,862
	Capital One Financial Corp.	5.817%	2/1/34	21,577	21,620
	Capital One Financial Corp.	6.377%	6/8/34	21,341	22,146
	Capital One Financial Corp.	6.051%	2/1/35	5,013	5,093
	Carlyle Secured Lending Inc.	6.750%	2/18/30	2,400	2,447
	Cboe Global Markets Inc.	1.625%	12/15/30	5,070	4,207
	Charles Schwab Corp.	4.625%	3/22/30	4,705	4,695
	Charles Schwab Corp.	2.300%	5/13/31	16,964	14,412
	Charles Schwab Corp.	2.900%	3/3/32	13,095	11,286
	Charles Schwab Corp.	5.853%	5/19/34	9,377	9,646
	Charles Schwab Corp.	6.136%	8/24/34	11,790	12,356
	Chubb INA Holdings LLC	1.375%	9/15/30	14,454	11,990
	Chubb INA Holdings LLC	5.000%	3/15/34	11,475	11,330
	CI Financial Corp.	3.200%	12/17/30	3,528	2,996
[1]	Citibank NA	5.570%	4/30/34	18,320	18,538
[1]	Citigroup Inc.	2.666%	1/29/31	24,485	21,631
[1]	Citigroup Inc.	4.412%	3/31/31	52,152	50,089

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Citigroup Inc.	2.572%	6/3/31	31,367	27,330
	Citigroup Inc.	2.561%	5/1/32	5,246	4,444
	Citigroup Inc.	6.625%	6/15/32	7,475	7,983
	Citigroup Inc.	3.057%	1/25/33	20,108	17,262
	Citigroup Inc.	3.785%	3/17/33	48,339	43,414
	Citigroup Inc.	4.910%	5/24/33	17,450	16,840
	Citigroup Inc.	6.000%	10/31/33	685	704
	Citigroup Inc.	6.270%	11/17/33	21,910	22,955
	Citigroup Inc.	6.174%	5/25/34	37,726	38,407
	Citigroup Inc.	5.827%	2/13/35	14,519	14,447
	Citigroup Inc.	5.449%	6/11/35	11,490	11,396
	Citigroup Inc.	5.411%	9/19/39	10,325	9,837
	Citizens Financial Group Inc.	2.500%	2/6/30	4,319	3,775
	Citizens Financial Group Inc.	3.250%	4/30/30	7,668	6,931
	Citizens Financial Group Inc.	5.718%	7/23/32	11,673	11,704
	Citizens Financial Group Inc.	2.638%	9/30/32	2,767	2,224
	Citizens Financial Group Inc.	6.645%	4/25/35	7,313	7,710
	Citizens Financial Group Inc.	5.641%	5/21/37	3,315	3,220
	CME Group Inc.	2.650%	3/15/32	6,021	5,185
	CNA Financial Corp.	2.050%	8/15/30	4,175	3,582
	CNA Financial Corp.	5.500%	6/15/33	3,083	3,111
	CNA Financial Corp.	5.125%	2/15/34	6,673	6,548
	CNO Financial Group Inc.	6.450%	6/15/34	7,835	8,083
	Comerica Bank	5.332%	8/25/33	4,000	3,817
	Corebridge Financial Inc.	3.900%	4/5/32	16,530	15,045
	Corebridge Financial Inc.	6.050%	9/15/33	4,225	4,368
	Corebridge Financial Inc.	5.750%	1/15/34	9,690	9,867
	Corebridge Financial Inc.	6.375%	9/15/54	6,241	6,222
	Credit Suisse USA LLC	7.125%	7/15/32	8,020	8,873
	Deutsche Bank AG	5.882%	7/8/31	3,613	3,599
[1]	Deutsche Bank AG	3.547%	9/18/31	18,921	16,964
	Deutsche Bank AG	3.729%	1/14/32	10,619	9,279
	Deutsche Bank AG	3.035%	5/28/32	1,391	1,192
	Deutsche Bank AG	3.742%	1/7/33	12,612	10,680
	Deutsche Bank AG	7.079%	2/10/34	12,385	12,752
	Deutsche Bank AG	5.403%	9/11/35	9,870	9,378
[1]	Discover Bank	2.700%	2/6/30	7,042	6,215
	Discover Financial Services	6.700%	11/29/32	7,175	7,652
	Discover Financial Services	7.964%	11/2/34	7,249	8,278
	Enstar Group Ltd.	4.950%	6/1/29	1	1
	Enstar Group Ltd.	3.100%	9/1/31	2,353	2,011
	Equitable Holdings Inc.	5.594%	1/11/33	4,315	4,357
	F&G Annuities & Life Inc.	6.250%	10/4/34	4,085	3,968
	Fairfax Financial Holdings Ltd.	4.625%	4/29/30	6,075	5,926
	Fairfax Financial Holdings Ltd.	3.375%	3/3/31	5,965	5,320
	Fairfax Financial Holdings Ltd.	5.625%	8/16/32	6,405	6,478
	Fairfax Financial Holdings Ltd.	6.000%	12/7/33	6,055	6,241
	Fidelity National Financial Inc.	4.500%	8/15/28	629	617
	Fidelity National Financial Inc.	3.400%	6/15/30	7,288	6,611
	Fifth Third Bancorp	5.631%	1/29/32	8,797	8,891
	Fifth Third Bancorp	4.337%	4/25/33	6,726	6,240
	First American Financial Corp.	4.000%	5/15/30	4,477	4,172
	First American Financial Corp.	2.400%	8/15/31	5,152	4,238
	First American Financial Corp.	5.450%	9/30/34	3,805	3,671
[1]	First Horizon Bank	5.750%	5/1/30	5,055	5,028
	Franklin Resources Inc.	1.600%	10/30/30	8,218	6,834
	FS KKR Capital Corp.	6.125%	1/15/30	2,750	2,749
	GATX Corp.	4.000%	6/30/30	5,511	5,214
	GATX Corp.	3.500%	6/1/32	496	438
	GATX Corp.	4.900%	3/15/33	3,350	3,230
	GATX Corp.	5.450%	9/15/33	6,280	6,289
	GATX Corp.	6.050%	3/15/34	4,615	4,822
	GATX Corp.	6.900%	5/1/34	1,780	1,952
	Globe Life Inc.	2.150%	8/15/30	4,368	3,696
	Goldman Sachs Group Inc.	2.600%	2/7/30	4,876	4,315

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Goldman Sachs Group Inc.	3.800%	3/15/30	19,110	17,921
	Goldman Sachs Group Inc.	1.992%	1/27/32	23,245	19,199
	Goldman Sachs Group Inc.	2.615%	4/22/32	36,234	30,875
	Goldman Sachs Group Inc.	2.383%	7/21/32	35,750	29,851
	Goldman Sachs Group Inc.	2.650%	10/21/32	33,610	28,383
	Goldman Sachs Group Inc.	6.125%	2/15/33	7,382	7,857
	Goldman Sachs Group Inc.	3.102%	2/24/33	30,960	26,694
	Goldman Sachs Group Inc.	6.561%	10/24/34	5,934	6,385
	Goldman Sachs Group Inc.	5.851%	4/25/35	22,329	22,712
	Goldman Sachs Group Inc.	5.330%	7/23/35	31,166	30,583
	Goldman Sachs Group Inc.	5.016%	10/23/35	25,800	24,736
[3]	HA Sustainable Infrastructure Capital Inc.	6.375%	7/1/34	8,255	8,053
	Hanover Insurance Group Inc.	2.500%	9/1/30	3,533	3,039
	HSBC Holdings plc	4.950%	3/31/30	20,727	20,511
[1]	HSBC Holdings plc	2.848%	6/4/31	15,713	13,789
[1]	HSBC Holdings plc	2.357%	8/18/31	16,691	14,197
	HSBC Holdings plc	2.804%	5/24/32	19,574	16,628
	HSBC Holdings plc	2.871%	11/22/32	25,541	21,537
	HSBC Holdings plc	4.762%	3/29/33	16,208	15,239
	HSBC Holdings plc	5.402%	8/11/33	26,822	26,489
	HSBC Holdings plc	8.113%	11/3/33	16,050	18,081
	HSBC Holdings plc	6.254%	3/9/34	16,684	17,320
	HSBC Holdings plc	6.547%	6/20/34	16,688	17,191
	HSBC Holdings plc	7.399%	11/13/34	17,187	18,675
	HSBC Holdings plc	5.719%	3/4/35	12,300	12,378
	HSBC Holdings plc	5.874%	11/18/35	14,689	14,339
	Huntington Bancshares Inc.	2.550%	2/4/30	9,035	7,942
	Huntington Bancshares Inc.	5.272%	1/15/31	9,463	9,462
	Huntington Bancshares Inc.	5.023%	5/17/33	4,507	4,335
	Huntington Bancshares Inc.	5.709%	2/2/35	5,085	5,078
	Huntington Bancshares Inc.	2.487%	8/15/36	7,819	6,330
	Huntington Bancshares Inc.	6.141%	11/18/39	5,480	5,497
	Huntington National Bank	5.650%	1/10/30	5,660	5,751
	ING Groep NV	2.727%	4/1/32	2,472	2,127
	ING Groep NV	4.252%	3/28/33	10,737	9,953
	ING Groep NV	6.114%	9/11/34	9,244	9,577
	ING Groep NV	5.550%	3/19/35	10,700	10,642
	Intercontinental Exchange Inc.	3.100%	9/15/27	1	—
	Intercontinental Exchange Inc.	2.100%	6/15/30	14,628	12,638
	Intercontinental Exchange Inc.	1.850%	9/15/32	16,780	13,302
	Intercontinental Exchange Inc.	4.600%	3/15/33	10,971	10,524
	Jackson Financial Inc.	3.125%	11/23/31	4,408	3,758
[3]	Janus Henderson US Holdings Inc.	5.450%	9/10/34	3,040	2,906
	Jefferies Financial Group Inc.	4.150%	1/23/30	6,138	5,855
	Jefferies Financial Group Inc.	2.625%	10/15/31	12,829	10,812
	Jefferies Financial Group Inc.	2.750%	10/15/32	1,255	1,029
	Jefferies Financial Group Inc.	6.200%	4/14/34	12,495	12,868
[1]	JPMorgan Chase & Co.	8.750%	9/1/30	1,762	2,073
[1]	JPMorgan Chase & Co.	4.493%	3/24/31	28,934	28,170
[1]	JPMorgan Chase & Co.	2.522%	4/22/31	26,149	23,001
[1]	JPMorgan Chase & Co.	2.956%	5/13/31	23,303	20,819
	JPMorgan Chase & Co.	1.764%	11/19/31	11,720	9,736
	JPMorgan Chase & Co.	1.953%	2/4/32	30,032	24,913
	JPMorgan Chase & Co.	2.580%	4/22/32	28,679	24,609
	JPMorgan Chase & Co.	2.545%	11/8/32	26,548	22,391
	JPMorgan Chase & Co.	2.963%	1/25/33	32,161	27,795
	JPMorgan Chase & Co.	4.586%	4/26/33	18,370	17,581
	JPMorgan Chase & Co.	4.912%	7/25/33	39,536	38,663
	JPMorgan Chase & Co.	5.717%	9/14/33	29,044	29,566
	JPMorgan Chase & Co.	5.350%	6/1/34	36,767	36,744
	JPMorgan Chase & Co.	6.254%	10/23/34	25,091	26,530
	JPMorgan Chase & Co.	5.336%	1/23/35	27,165	27,003
	JPMorgan Chase & Co.	5.766%	4/22/35	21,300	21,794
	JPMorgan Chase & Co.	5.294%	7/22/35	24,836	24,571
	JPMorgan Chase & Co.	4.946%	10/22/35	25,985	25,045

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kemper Corp.	2.400%	9/30/30	4,160	3,525
	Kemper Corp.	3.800%	2/23/32	3,355	2,952
[1]	KeyBank NA	4.900%	8/8/32	7,191	6,811
	KeyBank NA	5.000%	1/26/33	9,920	9,502
[1]	KeyCorp	4.789%	6/1/33	9,373	8,848
	KeyCorp	6.401%	3/6/35	3,312	3,448
	Lazard Group LLC	6.000%	3/15/31	3,275	3,362
	Lincoln National Corp.	3.050%	1/15/30	3,188	2,870
	Lincoln National Corp.	3.400%	1/15/31	3,417	3,070
	Lincoln National Corp.	3.400%	3/1/32	1,744	1,528
	Lloyds Banking Group plc	4.976%	8/11/33	9,856	9,463
	Lloyds Banking Group plc	7.953%	11/15/33	8,450	9,445
	Lloyds Banking Group plc	5.679%	1/5/35	11,691	11,650
	Lloyds Banking Group plc	5.590%	11/26/35	6,200	6,142
	Loews Corp.	3.200%	5/15/30	3,971	3,654
	LPL Holdings Inc.	6.000%	5/20/34	2,336	2,378
	M&T Bank Corp.	6.082%	3/13/32	7,122	7,289
	M&T Bank Corp.	5.053%	1/27/34	11,346	10,853
[1]	M&T Bank Corp.	5.385%	1/16/36	3,000	2,907
	Manulife Financial Corp.	3.703%	3/16/32	6,285	5,743
	Marsh & McLennan Cos. Inc.	4.650%	3/15/30	7,065	6,978
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	8,263	7,122
	Marsh & McLennan Cos. Inc.	4.850%	11/15/31	8,335	8,220
	Marsh & McLennan Cos. Inc.	2.375%	12/15/31	5,328	4,467
	Marsh & McLennan Cos. Inc.	5.750%	11/1/32	5,595	5,784
	Marsh & McLennan Cos. Inc.	5.400%	9/15/33	5,619	5,690
	Marsh & McLennan Cos. Inc.	5.150%	3/15/34	4,302	4,282
	Mastercard Inc.	3.350%	3/26/30	12,655	11,822
	Mastercard Inc.	1.900%	3/15/31	3,180	2,689
	Mastercard Inc.	2.000%	11/18/31	7,163	5,947
	Mastercard Inc.	4.350%	1/15/32	10,794	10,431
	Mastercard Inc.	4.850%	3/9/33	3,875	3,844
	Mastercard Inc.	4.875%	5/9/34	5,435	5,350
	Mastercard Inc.	4.550%	1/15/35	4,000	3,832
	MetLife Inc.	4.550%	3/23/30	8,380	8,267
	MetLife Inc.	6.500%	12/15/32	5,591	6,079
	MetLife Inc.	5.375%	7/15/33	8,990	9,086
	MetLife Inc.	5.300%	12/15/34	6,098	6,078
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	9,810	8,701
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	9,960	8,510
	Mitsubishi UFJ Financial Group Inc.	5.475%	2/22/31	720	732
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	30,888	25,850
	Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/33	5,985	5,129
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/33	19,015	18,802
	Mitsubishi UFJ Financial Group Inc.	5.441%	2/22/34	11,744	11,858
	Mitsubishi UFJ Financial Group Inc.	5.406%	4/19/34	10,787	10,873
	Mitsubishi UFJ Financial Group Inc.	5.426%	4/17/35	16,845	16,877
[1]	Mizuho Financial Group Inc.	2.591%	5/25/31	4,115	3,611
	Mizuho Financial Group Inc.	5.739%	5/27/31	5,052	5,181
[1]	Mizuho Financial Group Inc.	2.201%	7/10/31	14,583	12,466
[1]	Mizuho Financial Group Inc.	1.979%	9/8/31	9,642	8,101
	Mizuho Financial Group Inc.	2.564%	9/13/31	6,418	5,369
	Mizuho Financial Group Inc.	2.260%	7/9/32	1,248	1,038
	Mizuho Financial Group Inc.	5.669%	9/13/33	7,051	7,153
	Mizuho Financial Group Inc.	5.754%	5/27/34	8,520	8,681
	Mizuho Financial Group Inc.	5.748%	7/6/34	16,520	16,835
	Mizuho Financial Group Inc.	5.579%	5/26/35	4,533	4,569
[1]	Morgan Stanley	2.699%	1/22/31	32,110	28,508
[1]	Morgan Stanley	3.622%	4/1/31	30,189	28,002
[1]	Morgan Stanley	1.794%	2/13/32	19,168	15,641
[1]	Morgan Stanley	1.928%	4/28/32	14,445	11,828
[1]	Morgan Stanley	2.239%	7/21/32	21,883	18,118
[1]	Morgan Stanley	2.511%	10/20/32	25,727	21,534
	Morgan Stanley	2.943%	1/21/33	17,676	15,134
	Morgan Stanley	4.889%	7/20/33	18,967	18,360

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Morgan Stanley	6.342%	10/18/33	33,975	35,925
[1]	Morgan Stanley	5.250%	4/21/34	27,568	27,138
[1]	Morgan Stanley	5.424%	7/21/34	35,200	34,973
	Morgan Stanley	6.627%	11/1/34	16,231	17,424
	Morgan Stanley	5.466%	1/18/35	20,620	20,506
	Morgan Stanley	5.831%	4/19/35	19,045	19,401
	Morgan Stanley	5.320%	7/19/35	30,855	30,375
	Morgan Stanley	2.484%	9/16/36	26,796	21,787
	Morgan Stanley	5.297%	4/20/37	20,155	19,537
	Morgan Stanley	5.948%	1/19/38	20,702	20,727
	Morgan Stanley	5.942%	2/7/39	12,300	12,325
	Nasdaq Inc.	1.650%	1/15/31	4,823	3,963
	Nasdaq Inc.	5.550%	2/15/34	12,561	12,678
	NatWest Group plc	6.016%	3/2/34	15,454	15,833
	NatWest Group plc	5.778%	3/1/35	7,589	7,630
[1]	NatWest Group plc	3.032%	11/28/35	5,223	4,508
	Nomura Holdings Inc.	3.103%	1/16/30	18,485	16,658
	Nomura Holdings Inc.	2.679%	7/16/30	4,635	4,036
	Nomura Holdings Inc.	2.608%	7/14/31	4,578	3,855
	Nomura Holdings Inc.	2.999%	1/22/32	7,285	6,202
	Nomura Holdings Inc.	6.181%	1/18/33	4,700	4,882
	Nomura Holdings Inc.	5.783%	7/3/34	15,105	15,249
[3]	North Haven Private Income Fund LLC	5.750%	2/1/30	2,647	2,579
	Northern Trust Corp.	1.950%	5/1/30	6,534	5,639
	Northern Trust Corp.	6.125%	11/2/32	11,116	11,717
	Old Republic International Corp.	5.750%	3/28/34	3,535	3,542
	ORIX Corp.	2.250%	3/9/31	4,620	3,876
	ORIX Corp.	4.000%	4/13/32	4,263	3,917
	ORIX Corp.	5.200%	9/13/32	4,144	4,105
	PartnerRe Finance B LLC	4.500%	10/1/50	4,090	3,779
	PNC Financial Services Group Inc.	2.550%	1/22/30	13,611	12,085
	PNC Financial Services Group Inc.	4.812%	10/21/32	7,400	7,204
	PNC Financial Services Group Inc.	4.626%	6/6/33	3,705	3,498
	PNC Financial Services Group Inc.	6.037%	10/28/33	20,242	20,943
	PNC Financial Services Group Inc.	5.068%	1/24/34	15,500	15,074
	PNC Financial Services Group Inc.	5.939%	8/18/34	8,249	8,483
	PNC Financial Services Group Inc.	6.875%	10/20/34	16,874	18,397
	PNC Financial Services Group Inc.	5.676%	1/22/35	18,470	18,661
	PNC Financial Services Group Inc.	5.401%	7/23/35	15,165	15,047
	Primerica Inc.	2.800%	11/19/31	5,150	4,402
	Principal Financial Group Inc.	2.125%	6/15/30	4,621	3,980
	Principal Financial Group Inc.	5.375%	3/15/33	3,370	3,370
	Progressive Corp.	3.200%	3/26/30	11,703	10,807
	Progressive Corp.	3.000%	3/15/32	2,045	1,795
	Progressive Corp.	4.950%	6/15/33	5,225	5,169
[1]	Prudential Financial Inc.	2.100%	3/10/30	2,980	2,627
[1]	Prudential Financial Inc.	5.750%	7/15/33	5,453	5,684
[1]	Prudential Financial Inc.	3.700%	10/1/50	9,539	8,474
	Prudential Financial Inc.	5.125%	3/1/52	8,036	7,630
	Prudential Financial Inc.	6.000%	9/1/52	9,516	9,523
	Prudential Financial Inc.	6.750%	3/1/53	2,941	3,058
	Prudential Financial Inc.	6.500%	3/15/54	8,660	8,895
	Prudential Funding Asia plc	3.125%	4/14/30	9,980	9,046
	Prudential Funding Asia plc	3.625%	3/24/32	2,930	2,646
	Raymond James Financial Inc.	4.650%	4/1/30	4,215	4,165
	Regions Financial Corp.	5.502%	9/6/35	8,670	8,459
	Reinsurance Group of America Inc.	3.150%	6/15/30	6,265	5,653
	Reinsurance Group of America Inc.	6.000%	9/15/33	3,454	3,545
	Reinsurance Group of America Inc.	5.750%	9/15/34	3,772	3,796
	RenaissanceRe Holdings Ltd.	5.750%	6/5/33	6,451	6,470
[1]	Royal Bank of Canada	2.300%	11/3/31	20,709	17,374
	Royal Bank of Canada	3.875%	5/4/32	2,675	2,460
[1]	Royal Bank of Canada	5.000%	2/1/33	20,445	20,080
[1]	Royal Bank of Canada	5.150%	2/1/34	10,820	10,691
	Santander Holdings USA Inc.	7.660%	11/9/31	6,165	6,727

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Santander Holdings USA Inc.	6.342%	5/31/35	3,655	3,710
	Santander UK Group Holdings plc	2.896%	3/15/32	4,135	3,542
[3]	Sixth Street Lending Partners	5.750%	1/15/30	4,875	4,775
[1]	State Street Corp.	4.141%	12/3/29	3,000	2,914
	State Street Corp.	2.400%	1/24/30	17,381	15,558
	State Street Corp.	2.200%	3/3/31	9,505	8,070
	State Street Corp.	3.152%	3/30/31	2,250	2,058
	State Street Corp.	2.623%	2/7/33	295	250
	State Street Corp.	4.164%	8/4/33	6,216	5,798
	State Street Corp.	4.821%	1/26/34	7,190	6,966
	State Street Corp.	5.159%	5/18/34	5,785	5,738
	State Street Corp.	6.123%	11/21/34	5,384	5,603
	Stewart Information Services Corp.	3.600%	11/15/31	3,850	3,333
	Stifel Financial Corp.	4.000%	5/15/30	4,248	4,008
	Sumitomo Mitsui Financial Group Inc.	5.710%	1/13/30	2,061	2,111
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	18,451	16,486
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	13,357	11,418
	Sumitomo Mitsui Financial Group Inc.	2.142%	9/23/30	9,295	7,867
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/31	14,343	11,882
	Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/33	14,679	15,089
	Sumitomo Mitsui Financial Group Inc.	5.776%	7/13/33	9,270	9,543
	Sumitomo Mitsui Financial Group Inc.	5.808%	9/14/33	4,610	4,776
	Sumitomo Mitsui Financial Group Inc.	5.558%	7/9/34	12,639	12,774
	Synchrony Financial	2.875%	10/28/31	3,584	2,971
[1]	Toronto-Dominion Bank	2.000%	9/10/31	6,359	5,266
[1]	Toronto-Dominion Bank	2.450%	1/12/32	6,750	5,631
[1]	Toronto-Dominion Bank	3.200%	3/10/32	12,463	10,888
	Toronto-Dominion Bank	4.456%	6/8/32	16,533	15,663
	TPG Operating Group II LP	5.875%	3/5/34	5,415	5,536
	Travelers Property Casualty Corp.	6.375%	3/15/33	2,689	2,952
[1]	Truist Bank	2.250%	3/11/30	10,337	8,875
[1]	Truist Financial Corp.	1.950%	6/5/30	10,340	8,808
[1]	Truist Financial Corp.	4.916%	7/28/33	7,855	7,418
[1]	Truist Financial Corp.	6.123%	10/28/33	7,400	7,698
[1]	Truist Financial Corp.	5.122%	1/26/34	8,510	8,258
[1]	Truist Financial Corp.	5.867%	6/8/34	14,625	14,862
[1]	Truist Financial Corp.	5.711%	1/24/35	22,255	22,443
[1]	US Bancorp	1.375%	7/22/30	10,830	8,933
[1]	US Bancorp	2.677%	1/27/33	6,125	5,163
[1]	US Bancorp	4.967%	7/22/33	11,394	10,924
	US Bancorp	5.850%	10/21/33	17,085	17,472
	US Bancorp	4.839%	2/1/34	22,222	21,234
	US Bancorp	5.836%	6/12/34	8,770	8,937
	US Bancorp	5.678%	1/23/35	17,652	17,810
	US Bancorp	2.491%	11/3/36	13,037	10,581
	Visa Inc.	2.050%	4/15/30	13,251	11,584
	Visa Inc.	1.100%	2/15/31	6,644	5,376
	Voya Financial Inc.	5.000%	9/20/34	3,335	3,157
[1]	Wells Fargo & Co.	2.572%	2/11/31	29,446	25,966
[1]	Wells Fargo & Co.	4.478%	4/4/31	23,138	22,387
[1]	Wells Fargo & Co.	3.350%	3/2/33	35,263	30,874
[1]	Wells Fargo & Co.	4.897%	7/25/33	16,714	16,145
	Wells Fargo & Co.	5.389%	4/24/34	44,048	43,486
[1]	Wells Fargo & Co.	5.557%	7/25/34	39,870	39,763
	Wells Fargo & Co.	6.491%	10/23/34	24,355	25,857
	Wells Fargo & Co.	5.499%	1/23/35	18,646	18,528
	Wells Fargo & Co.	5.211%	12/3/35	21,000	20,454
	Western Union Co.	2.750%	3/15/31	3,645	3,086
	Westpac Banking Corp.	2.650%	1/16/30	4,175	3,765
	Westpac Banking Corp.	2.150%	6/3/31	10,368	8,786
	Westpac Banking Corp.	5.405%	8/10/33	3,150	3,101
	Westpac Banking Corp.	6.820%	11/17/33	6,217	6,716
	Westpac Banking Corp.	2.668%	11/15/35	16,100	13,702
[1]	Westpac Banking Corp.	5.618%	11/20/35	12,590	12,385
	Westpac Banking Corp.	3.020%	11/18/36	12,600	10,656

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Willis North America Inc.	5.350%	5/15/33	6,637	6,594
	Zions Bancorp NA	6.816%	11/19/35	2,050	2,069
					5,227,304
Health Care (3.5%)
	Abbott Laboratories	1.400%	6/30/30	6,235	5,268
	AbbVie Inc.	4.950%	3/15/31	23,355	23,335
	AbbVie Inc.	5.050%	3/15/34	27,935	27,599
	Adventist Health System	5.430%	3/1/32	3,025	3,014
	Adventist Health System	5.757%	12/1/34	3,500	3,525
[1]	Advocate Health & Hospitals Corp.	2.211%	6/15/30	2,755	2,399
	Agilent Technologies Inc.	2.100%	6/4/30	4,475	3,841
	Agilent Technologies Inc.	2.300%	3/12/31	7,675	6,510
	Agilent Technologies Inc.	4.750%	9/9/34	7,140	6,797
	Amgen Inc.	2.450%	2/21/30	10,105	8,927
	Amgen Inc.	5.250%	3/2/30	28,377	28,629
	Amgen Inc.	2.300%	2/25/31	11,137	9,484
	Amgen Inc.	2.000%	1/15/32	9,920	8,047
	Amgen Inc.	3.350%	2/22/32	8,284	7,380
	Amgen Inc.	4.200%	3/1/33	6,857	6,356
	Amgen Inc.	5.250%	3/2/33	36,615	36,343
	AstraZeneca Finance LLC	4.900%	2/26/31	10,910	10,896
	AstraZeneca Finance LLC	2.250%	5/28/31	6,241	5,312
	AstraZeneca Finance LLC	4.875%	3/3/33	5,434	5,367
	AstraZeneca Finance LLC	5.000%	2/26/34	16,110	15,928
	AstraZeneca plc	1.375%	8/6/30	13,808	11,500
	Banner Health	1.897%	1/1/31	2,885	2,409
	Baxter International Inc.	3.950%	4/1/30	6,314	5,959
	Baxter International Inc.	1.730%	4/1/31	7,890	6,406
	Baxter International Inc.	2.539%	2/1/32	15,033	12,527
[1]	Baylor Scott & White Holdings	1.777%	11/15/30	1,282	1,074
	Becton Dickinson & Co.	2.823%	5/20/30	7,241	6,485
	Becton Dickinson & Co.	1.957%	2/11/31	2,782	2,315
	Becton Dickinson & Co.	4.298%	8/22/32	8,064	7,583
	Becton Dickinson & Co.	5.110%	2/8/34	5,000	4,925
	Biogen Inc.	2.250%	5/1/30	10,586	9,146
	Bio-Rad Laboratories Inc.	3.700%	3/15/32	6,675	5,979
[1]	Bon Secours Mercy Health Inc.	4.302%	7/1/28	2,590	2,540
[1]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	4,639	4,343
[1]	Bon Secours Mercy Health Inc.	2.095%	6/1/31	1,635	1,362
	Boston Scientific Corp.	2.650%	6/1/30	9,894	8,833
	Bristol-Myers Squibb Co.	1.450%	11/13/30	12,642	10,464
	Bristol-Myers Squibb Co.	5.750%	2/1/31	7,710	8,019
	Bristol-Myers Squibb Co.	5.100%	2/22/31	13,888	13,975
	Bristol-Myers Squibb Co.	2.950%	3/15/32	15,389	13,408
	Bristol-Myers Squibb Co.	5.900%	11/15/33	6,612	6,938
	Bristol-Myers Squibb Co.	5.200%	2/22/34	22,645	22,578
	Cardinal Health Inc.	5.450%	2/15/34	4,175	4,153
	Cardinal Health Inc.	5.350%	11/15/34	8,550	8,366
[1]	Cedars-Sinai Health System	2.288%	8/15/31	2,545	2,139
	Cencora Inc.	2.800%	5/15/30	4,910	4,402
	Cencora Inc.	2.700%	3/15/31	11,736	10,180
	Cencora Inc.	5.125%	2/15/34	3,155	3,090
	Centene Corp.	4.625%	12/15/29	8,721	8,243
	Centene Corp.	3.375%	2/15/30	10,250	9,129
	Centene Corp.	3.000%	10/15/30	24,889	21,469
	Centene Corp.	2.500%	3/1/31	21,333	17,608
	Centene Corp.	2.625%	8/1/31	11,266	9,273
	Cigna Group	2.400%	3/15/30	11,438	9,997
	Cigna Group	2.375%	3/15/31	14,617	12,373
	Cigna Group	5.125%	5/15/31	5,070	5,046
	Cigna Group	5.400%	3/15/33	9,065	9,047
	Cigna Group	5.250%	2/15/34	10,080	9,882
	CommonSpirit Health	3.347%	10/1/29	2,677	2,494
	CommonSpirit Health	2.782%	10/1/30	4,278	3,787

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CommonSpirit Health	5.205%	12/1/31	9,395	9,357
	CommonSpirit Health	5.318%	12/1/34	5,000	4,933
	CVS Health Corp.	3.750%	4/1/30	12,088	11,080
	CVS Health Corp.	1.750%	8/21/30	14,320	11,660
	CVS Health Corp.	5.250%	1/30/31	6,725	6,569
	CVS Health Corp.	1.875%	2/28/31	23,483	18,938
	CVS Health Corp.	5.550%	6/1/31	9,260	9,196
	CVS Health Corp.	2.125%	9/15/31	6,975	5,585
	CVS Health Corp.	5.250%	2/21/33	15,483	14,821
	CVS Health Corp.	5.300%	6/1/33	12,828	12,294
	CVS Health Corp.	5.700%	6/1/34	8,445	8,297
	DENTSPLY SIRONA Inc.	3.250%	6/1/30	7,090	6,263
	Elevance Health Inc.	4.750%	2/15/30	3,355	3,314
	Elevance Health Inc.	2.250%	5/15/30	11,189	9,708
	Elevance Health Inc.	2.550%	3/15/31	9,904	8,497
	Elevance Health Inc.	4.950%	11/1/31	9,160	9,008
	Elevance Health Inc.	5.500%	10/15/32	5,935	5,988
	Elevance Health Inc.	4.750%	2/15/33	8,563	8,202
	Elevance Health Inc.	5.375%	6/15/34	8,485	8,402
	Eli Lilly & Co.	4.700%	2/27/33	8,695	8,520
	Eli Lilly & Co.	4.700%	2/9/34	13,385	12,976
	Eli Lilly & Co.	4.600%	8/14/34	7,834	7,521
	GE HealthCare Technologies Inc.	5.857%	3/15/30	8,388	8,688
	GE HealthCare Technologies Inc.	5.905%	11/22/32	16,000	16,633
	Gilead Sciences Inc.	5.250%	10/15/33	10,426	10,452
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	1,945	1,983
	HCA Inc.	3.500%	9/1/30	25,300	22,966
	HCA Inc.	5.450%	4/1/31	13,600	13,569
	HCA Inc.	2.375%	7/15/31	7,762	6,441
	HCA Inc.	3.625%	3/15/32	16,125	14,197
	HCA Inc.	5.500%	6/1/33	7,609	7,513
	HCA Inc.	5.600%	4/1/34	11,484	11,309
	HCA Inc.	5.450%	9/15/34	12,181	11,871
	Humana Inc.	4.875%	4/1/30	3,935	3,851
	Humana Inc.	5.375%	4/15/31	6,158	6,105
	Humana Inc.	2.150%	2/3/32	12,418	9,891
	Humana Inc.	5.875%	3/1/33	8,580	8,605
	Humana Inc.	5.950%	3/15/34	7,625	7,677
	Icon Investments Six DAC	6.000%	5/8/34	3,915	3,954
	Illumina Inc.	2.550%	3/23/31	4,695	3,985
	Johnson & Johnson	1.300%	9/1/30	15,485	12,977
	Johnson & Johnson	4.900%	6/1/31	10,540	10,607
	Johnson & Johnson	4.375%	12/5/33	2,105	2,042
	Johnson & Johnson	4.950%	6/1/34	4,603	4,603
	Laboratory Corp. of America Holdings	4.350%	4/1/30	3,320	3,201
	Laboratory Corp. of America Holdings	4.550%	4/1/32	5,100	4,876
	Laboratory Corp. of America Holdings	4.800%	10/1/34	7,100	6,724
	McKesson Corp.	5.100%	7/15/33	6,982	6,944
	Medtronic Global Holdings SCA	4.500%	3/30/33	9,004	8,603
	Merck & Co. Inc.	4.300%	5/17/30	5,662	5,550
	Merck & Co. Inc.	1.450%	6/24/30	3,221	2,701
	Merck & Co. Inc.	2.150%	12/10/31	24,950	20,840
	Merck & Co. Inc.	4.500%	5/17/33	13,540	13,043
	Merck & Co. Inc.	6.500%	12/1/33	205	226
	Novartis Capital Corp.	2.200%	8/14/30	12,584	11,007
	Novartis Capital Corp.	4.000%	9/18/31	7,040	6,705
	Novartis Capital Corp.	4.200%	9/18/34	9,500	8,832
[1]	Ochsner LSU Health System of North Louisiana	2.510%	5/15/31	3,000	2,318
	OhioHealth Corp.	2.297%	11/15/31	2,520	2,108
	Pfizer Inc.	2.625%	4/1/30	11,005	9,870
	Pfizer Inc.	1.700%	5/28/30	9,240	7,861
	Pfizer Inc.	1.750%	8/18/31	10,209	8,403
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/30	26,784	26,497
	Pfizer Investment Enterprises Pte. Ltd.	4.750%	5/19/33	42,039	40,708
[1]	Piedmont Healthcare Inc.	2.044%	1/1/32	1,740	1,424

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Providence St. Joseph Health Obligated Group	5.403%	10/1/33	4,880	4,873
	Quest Diagnostics Inc.	2.950%	6/30/30	6,298	5,655
	Quest Diagnostics Inc.	2.800%	6/30/31	2,623	2,277
	Quest Diagnostics Inc.	6.400%	11/30/33	4,653	4,983
	Quest Diagnostics Inc.	5.000%	12/15/34	1,468	1,426
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	12,369	10,295
	Revvity Inc.	2.550%	3/15/31	3,537	2,994
	Revvity Inc.	2.250%	9/15/31	4,281	3,528
	Royalty Pharma plc	2.200%	9/2/30	10,906	9,256
	Royalty Pharma plc	2.150%	9/2/31	4,802	3,938
	Royalty Pharma plc	5.400%	9/2/34	2,270	2,209
	Smith & Nephew plc	2.032%	10/14/30	8,347	6,997
	Smith & Nephew plc	5.400%	3/20/34	6,035	5,987
[3]	Solventum Corp.	5.450%	3/13/31	8,115	8,110
[3]	Solventum Corp.	5.600%	3/23/34	11,960	11,894
[1]	Stanford Health Care	3.310%	8/15/30	2,787	2,570
	STERIS Irish FinCo Unltd. Co.	2.700%	3/15/31	5,819	5,022
	Stryker Corp.	4.625%	9/11/34	5,071	4,833
[1]	Sutter Health	2.294%	8/15/30	6,125	5,328
	Sutter Health	5.164%	8/15/33	335	333
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	21,452	18,481
	Takeda Pharmaceutical Co. Ltd.	5.300%	7/5/34	8,960	8,877
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	10,910	9,073
	Thermo Fisher Scientific Inc.	4.950%	11/21/32	6,494	6,443
	Thermo Fisher Scientific Inc.	5.086%	8/10/33	12,270	12,193
	UnitedHealth Group Inc.	4.800%	1/15/30	10,360	10,309
	UnitedHealth Group Inc.	2.000%	5/15/30	9,995	8,606
	UnitedHealth Group Inc.	4.900%	4/15/31	7,638	7,596
	UnitedHealth Group Inc.	2.300%	5/15/31	19,688	16,737
	UnitedHealth Group Inc.	4.950%	1/15/32	11,515	11,373
	UnitedHealth Group Inc.	4.200%	5/15/32	20,894	19,680
	UnitedHealth Group Inc.	5.350%	2/15/33	13,488	13,568
	UnitedHealth Group Inc.	4.500%	4/15/33	14,945	14,175
	UnitedHealth Group Inc.	5.000%	4/15/34	8,196	7,992
	UnitedHealth Group Inc.	5.150%	7/15/34	17,110	16,865
	Universal Health Services Inc.	2.650%	10/15/30	9,635	8,280
	Universal Health Services Inc.	5.050%	10/15/34	4,500	4,200
	UPMC	5.035%	5/15/33	4,275	4,206
	Viatris Inc.	2.700%	6/22/30	9,303	8,067
	Zimmer Biomet Holdings Inc.	2.600%	11/24/31	8,232	7,021
	Zimmer Biomet Holdings Inc.	5.200%	9/15/34	4,750	4,656
	Zoetis Inc.	2.000%	5/15/30	2,951	2,538
	Zoetis Inc.	5.600%	11/16/32	7,121	7,334
					1,474,670
Industrials (2.4%)
	3M Co.	3.050%	4/15/30	3,895	3,571
	Acuity Brands Lighting Inc.	2.150%	12/15/30	5,118	4,349
	AGCO Corp.	5.800%	3/21/34	5,690	5,717
	Allegion US Holding Co. Inc.	5.411%	7/1/32	4,606	4,648
	Allegion US Holding Co. Inc.	5.600%	5/29/34	3,250	3,266
[1]	American Airlines Pass-Through Trust Class A Series 2021-1	2.875%	7/11/34	5,589	4,827
[1]	American Airlines Pass-Through Trust Class AA Series 2019-1	3.150%	2/15/32	3,133	2,834
	Amphenol Corp.	2.800%	2/15/30	10,758	9,729
	Amphenol Corp.	2.200%	9/15/31	6,370	5,332
	Amphenol Corp.	5.250%	4/5/34	5,150	5,169
	Boeing Co.	2.950%	2/1/30	4,961	4,425
	Boeing Co.	5.150%	5/1/30	38,323	37,812
	Boeing Co.	3.625%	2/1/31	12,885	11,694
	Boeing Co.	6.388%	5/1/31	9,295	9,715
	Boeing Co.	3.600%	5/1/34	7,595	6,359
	Boeing Co.	6.528%	5/1/34	22,162	23,207
	Canadian National Railway Co.	3.850%	8/5/32	4,880	4,502
	Canadian Pacific Railway Co.	2.050%	3/5/30	4,500	3,906
	Canadian Pacific Railway Co.	2.450%	12/2/31	16,405	13,992

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Carrier Global Corp.	2.722%	2/15/30	19,879	17,779
	Carrier Global Corp.	2.700%	2/15/31	4,064	3,529
	Carrier Global Corp.	5.900%	3/15/34	6,994	7,236
	Caterpillar Inc.	2.600%	4/9/30	6,528	5,885
	CSX Corp.	2.400%	2/15/30	2,158	1,913
	CSX Corp.	4.100%	11/15/32	15,277	14,294
	Cummins Inc.	1.500%	9/1/30	5,940	4,970
	Cummins Inc.	5.150%	2/20/34	7,050	7,059
	Deere & Co.	3.100%	4/15/30	9,861	9,070
	Eaton Corp.	4.000%	11/2/32	6,100	5,704
	Eaton Corp.	4.150%	3/15/33	10,903	10,244
	Emerson Electric Co.	1.950%	10/15/30	5,678	4,866
	Emerson Electric Co.	2.200%	12/21/31	8,780	7,372
	FedEx Corp.	4.250%	5/15/30	7,199	6,970
	FedEx Corp.	2.400%	5/15/31	8,366	7,137
	FedEx Corp.	4.900%	1/15/34	2,565	2,495
	Flowserve Corp.	3.500%	10/1/30	5,185	4,733
	Flowserve Corp.	2.800%	1/15/32	550	467
	GE Capital Funding LLC	4.550%	5/15/32	5,749	5,530
	General Dynamics Corp.	3.625%	4/1/30	2,633	2,485
	General Dynamics Corp.	2.250%	6/1/31	2,419	2,065
[1]	General Electric Co.	6.750%	3/15/32	3,749	4,103
	HEICO Corp.	5.350%	8/1/33	4,985	4,972
	Honeywell International Inc.	4.700%	2/1/30	8,435	8,392
	Honeywell International Inc.	1.950%	6/1/30	10,467	9,018
	Honeywell International Inc.	1.750%	9/1/31	7,740	6,338
	Honeywell International Inc.	4.950%	9/1/31	5,582	5,581
	Honeywell International Inc.	4.750%	2/1/32	5,410	5,317
	Honeywell International Inc.	5.000%	2/15/33	12,975	12,901
	Honeywell International Inc.	4.500%	1/15/34	10,200	9,726
	Howmet Aerospace Inc.	4.850%	10/15/31	3,970	3,896
	Huntington Ingalls Industries Inc.	5.353%	1/15/30	6,535	6,545
	Huntington Ingalls Industries Inc.	4.200%	5/1/30	5,008	4,743
	Huntington Ingalls Industries Inc.	5.749%	1/15/35	1,250	1,245
	IDEX Corp.	3.000%	5/1/30	4,696	4,249
	IDEX Corp.	2.625%	6/15/31	540	464
	Ingersoll Rand Inc.	5.314%	6/15/31	4,175	4,218
	Ingersoll Rand Inc.	5.700%	8/14/33	9,040	9,242
	Ingersoll Rand Inc.	5.450%	6/15/34	6,245	6,275
	Jacobs Engineering Group Inc.	5.900%	3/1/33	2,705	2,739
[1]	JetBlue Pass-Through Trust Class A Series 2020-1	4.000%	11/15/32	1,652	1,552
[1]	JetBlue Pass-Through Trust Class AA Series 2019-1	2.750%	5/15/32	3,615	3,138
[1]	John Deere Capital Corp.	2.450%	1/9/30	8,965	8,057
[1]	John Deere Capital Corp.	4.700%	6/10/30	9,310	9,278
	John Deere Capital Corp.	1.450%	1/15/31	5,171	4,263
[1]	John Deere Capital Corp.	4.900%	3/7/31	8,875	8,862
	John Deere Capital Corp.	4.400%	9/8/31	20,195	19,559
[1]	John Deere Capital Corp.	3.900%	6/7/32	9,054	8,402
[1]	John Deere Capital Corp.	4.350%	9/15/32	5,221	5,003
[1]	John Deere Capital Corp.	5.150%	9/8/33	8,009	8,026
[1]	John Deere Capital Corp.	5.100%	4/11/34	9,015	9,003
[1]	John Deere Capital Corp.	5.050%	6/12/34	7,144	7,103
	Johnson Controls International plc	1.750%	9/15/30	4,940	4,136
	Johnson Controls International plc	2.000%	9/16/31	3,889	3,209
	Johnson Controls International plc	4.900%	12/1/32	6,290	6,130
	Kennametal Inc.	2.800%	3/1/31	1,016	873
	Keysight Technologies Inc.	4.950%	10/15/34	4,920	4,732
	L3Harris Technologies Inc.	1.800%	1/15/31	6,729	5,547
	L3Harris Technologies Inc.	5.250%	6/1/31	6,355	6,362
	L3Harris Technologies Inc.	5.400%	7/31/33	13,881	13,842
	L3Harris Technologies Inc.	5.350%	6/1/34	6,625	6,609
	LKQ Corp.	6.250%	6/15/33	3,260	3,361
	Lockheed Martin Corp.	1.850%	6/15/30	6,785	5,807
	Lockheed Martin Corp.	4.700%	12/15/31	3,000	2,953
	Lockheed Martin Corp.	3.900%	6/15/32	7,434	6,906

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lockheed Martin Corp.	5.250%	1/15/33	6,611	6,682
	Lockheed Martin Corp.	4.750%	2/15/34	8,335	8,082
	Lockheed Martin Corp.	4.800%	8/15/34	5,225	5,069
	Norfolk Southern Corp.	5.050%	8/1/30	10,562	10,663
	Norfolk Southern Corp.	2.300%	5/15/31	4,454	3,810
	Norfolk Southern Corp.	3.000%	3/15/32	13,515	11,792
	Norfolk Southern Corp.	4.450%	3/1/33	5,570	5,307
	Norfolk Southern Corp.	5.550%	3/15/34	14,984	15,281
	Northrop Grumman Corp.	4.400%	5/1/30	6,789	6,605
	Northrop Grumman Corp.	4.700%	3/15/33	8,595	8,331
	Northrop Grumman Corp.	4.900%	6/1/34	6,800	6,628
	nVent Finance Sarl	2.750%	11/15/31	1,995	1,677
	nVent Finance Sarl	5.650%	5/15/33	5,585	5,579
	Oshkosh Corp.	3.100%	3/1/30	2,600	2,381
	Otis Worldwide Corp.	2.565%	2/15/30	12,210	10,849
	Otis Worldwide Corp.	5.125%	11/19/31	5,270	5,272
[1]	PACCAR Financial Corp.	5.000%	3/22/34	3,000	3,011
[1]	Parker-Hannifin Corp.	4.200%	11/21/34	4,405	4,069
	Pentair Finance Sarl	5.900%	7/15/32	3,335	3,425
[1]	Regal Rexnord Corp.	6.300%	2/15/30	9,775	10,051
	Regal Rexnord Corp.	6.400%	4/15/33	9,120	9,414
	Republic Services Inc.	2.300%	3/1/30	13,088	11,507
	Republic Services Inc.	1.450%	2/15/31	5,555	4,505
	Republic Services Inc.	1.750%	2/15/32	1,595	1,281
	Republic Services Inc.	2.375%	3/15/33	5,042	4,082
	Republic Services Inc.	5.000%	12/15/33	2,920	2,873
	Republic Services Inc.	5.000%	4/1/34	6,810	6,643
	Rockwell Automation Inc.	1.750%	8/15/31	2,485	2,034
	RTX Corp.	2.250%	7/1/30	6,665	5,790
	RTX Corp.	6.000%	3/15/31	9,097	9,541
	RTX Corp.	2.375%	3/15/32	17,317	14,375
	RTX Corp.	5.150%	2/27/33	9,797	9,703
	RTX Corp.	6.100%	3/15/34	12,630	13,292
	Ryder System Inc.	6.600%	12/1/33	6,101	6,593
	Southwest Airlines Co.	2.625%	2/10/30	6,520	5,769
	Teledyne Technologies Inc.	2.750%	4/1/31	10,905	9,480
	Textron Inc.	3.000%	6/1/30	6,400	5,748
	Textron Inc.	6.100%	11/15/33	4,575	4,766
	Trane Technologies Financing Ltd.	5.250%	3/3/33	3,040	3,048
	Trane Technologies Financing Ltd.	5.100%	6/13/34	4,145	4,096
	Trimble Inc.	6.100%	3/15/33	6,666	6,926
	Triton Container International Ltd.	3.250%	3/15/32	5,055	4,289
	Tyco Electronics Group SA	2.500%	2/4/32	6,870	5,827
	Union Pacific Corp.	2.400%	2/5/30	5,132	4,556
	Union Pacific Corp.	2.375%	5/20/31	3,410	2,945
	Union Pacific Corp.	2.800%	2/14/32	10,416	9,033
	Union Pacific Corp.	4.500%	1/20/33	4,653	4,476
[1]	United Airlines Pass-Through Trust Class A Series 2023-1	5.800%	1/15/36	7,215	7,358
[1]	United Airlines Pass-Through Trust Class AA Series 2019-2	2.700%	5/1/32	2,519	2,226
	United Parcel Service Inc.	4.450%	4/1/30	8,059	7,961
	United Parcel Service Inc.	4.875%	3/3/33	8,607	8,508
	United Parcel Service Inc.	5.150%	5/22/34	180	180
	Veralto Corp.	5.450%	9/18/33	7,320	7,344
	Vontier Corp.	2.950%	4/1/31	5,287	4,536
	Waste Connections Inc.	2.600%	2/1/30	6,490	5,803
	Waste Connections Inc.	2.200%	1/15/32	8,015	6,606
	Waste Connections Inc.	3.200%	6/1/32	4,168	3,651
	Waste Connections Inc.	4.200%	1/15/33	7,424	6,895
	Waste Connections Inc.	5.000%	3/1/34	3,690	3,599
	Waste Management Inc.	4.625%	2/15/30	6,280	6,212
	Waste Management Inc.	4.650%	3/15/30	6,750	6,664
	Waste Management Inc.	1.500%	3/15/31	8,470	6,889
	Waste Management Inc.	4.950%	7/3/31	3,820	3,823
	Waste Management Inc.	4.800%	3/15/32	6,200	6,092
	Waste Management Inc.	4.150%	4/15/32	8,257	7,795

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Waste Management Inc.	4.625%	2/15/33	4,205	4,085
	Waste Management Inc.	4.875%	2/15/34	10,360	10,156
	Westinghouse Air Brake Technologies Corp.	5.611%	3/11/34	4,365	4,419
	WW Grainger Inc.	4.450%	9/15/34	4,100	3,901
	Xylem Inc.	2.250%	1/30/31	3,232	2,754
					1,004,147
Materials (1.2%)
	Air Products and Chemicals Inc.	2.050%	5/15/30	8,679	7,530
	Air Products and Chemicals Inc.	4.800%	3/3/33	5,610	5,506
	Air Products and Chemicals Inc.	4.850%	2/8/34	12,054	11,763
	Albemarle Corp.	5.050%	6/1/32	5,093	4,845
	Amcor Finance USA Inc.	5.625%	5/26/33	5,399	5,458
	Amcor Flexibles North America Inc.	2.630%	6/19/30	4,165	3,648
	Amcor Flexibles North America Inc.	2.690%	5/25/31	6,804	5,852
	AngloGold Ashanti Holdings plc	3.750%	10/1/30	6,565	5,926
	AptarGroup Inc.	3.600%	3/15/32	1,305	1,172
	ArcelorMittal SA	6.800%	11/29/32	9,706	10,371
	ArcelorMittal SA	6.000%	6/17/34	3,460	3,507
[3]	Berry Global Inc.	5.800%	6/15/31	6,650	6,772
[3]	Berry Global Inc.	5.650%	1/15/34	6,524	6,550
	BHP Billiton Finance USA Ltd.	5.250%	9/8/30	7,430	7,547
	BHP Billiton Finance USA Ltd.	4.900%	2/28/33	5,845	5,741
	BHP Billiton Finance USA Ltd.	5.250%	9/8/33	12,269	12,313
	Cabot Corp.	5.000%	6/30/32	3,525	3,438
	Carlisle Cos. Inc.	2.750%	3/1/30	7,445	6,673
	Carlisle Cos. Inc.	2.200%	3/1/32	4,600	3,753
	Celanese US Holdings LLC	6.800%	11/15/30	10,510	10,871
	Celanese US Holdings LLC	6.379%	7/15/32	6,051	6,151
	CF Industries Inc.	5.150%	3/15/34	6,850	6,650
	CRH America Finance Inc.	5.400%	5/21/34	6,395	6,407
	Dow Chemical Co.	2.100%	11/15/30	7,450	6,322
	Dow Chemical Co.	6.300%	3/15/33	4,366	4,626
	Eagle Materials Inc.	2.500%	7/1/31	6,375	5,424
	Eastman Chemical Co.	5.750%	3/8/33	9,417	9,574
	Eastman Chemical Co.	5.625%	2/20/34	10,454	10,449
	Ecolab Inc.	4.800%	3/24/30	7,365	7,370
	Ecolab Inc.	1.300%	1/30/31	3,200	2,591
	Ecolab Inc.	2.125%	2/1/32	6,050	5,028
	EIDP Inc.	2.300%	7/15/30	5,025	4,389
	EIDP Inc.	4.800%	5/15/33	5,170	5,018
	FMC Corp.	5.650%	5/18/33	3,560	3,519
	Freeport-McMoRan Inc.	4.250%	3/1/30	2,800	2,666
	Freeport-McMoRan Inc.	4.625%	8/1/30	5,130	4,970
	Freeport-McMoRan Inc.	5.400%	11/14/34	6,325	6,250
	Huntsman International LLC	2.950%	6/15/31	3,450	2,872
	Huntsman International LLC	5.700%	10/15/34	2,880	2,743
	Kinross Gold Corp.	6.250%	7/15/33	4,210	4,367
	Linde Inc.	1.100%	8/10/30	8,030	6,634
	Lubrizol Corp.	6.500%	10/1/34	2,500	2,749
	LYB International Finance III LLC	2.250%	10/1/30	5,345	4,557
	LYB International Finance III LLC	5.625%	5/15/33	2,757	2,783
	LYB International Finance III LLC	5.500%	3/1/34	6,785	6,660
[1]	Martin Marietta Materials Inc.	2.500%	3/15/30	5,583	4,942
	Martin Marietta Materials Inc.	2.400%	7/15/31	6,634	5,642
	Martin Marietta Materials Inc.	5.150%	12/1/34	6,240	6,131
	Mosaic Co.	5.450%	11/15/33	4,260	4,212
	NewMarket Corp.	2.700%	3/18/31	3,865	3,284
	Newmont Corp.	2.250%	10/1/30	12,348	10,649
	Newmont Corp.	2.600%	7/15/32	9,528	8,093
	Newmont Corp.	5.350%	3/15/34	9,130	9,086
	Nucor Corp.	2.700%	6/1/30	5,470	4,883
	Nucor Corp.	3.125%	4/1/32	2,305	2,020
	Nutrien Ltd.	2.950%	5/13/30	6,454	5,805
	Nutrien Ltd.	5.400%	6/21/34	17,134	17,027

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Packaging Corp. of America	5.700%	12/1/33	3,532	3,606
	PPG Industries Inc.	2.550%	6/15/30	2,615	2,310
	Reliance Inc.	2.150%	8/15/30	4,890	4,172
	Rio Tinto Alcan Inc.	6.125%	12/15/33	10,261	10,821
	Rio Tinto Finance USA plc	5.000%	3/9/33	8,395	8,386
	RPM International Inc.	2.950%	1/15/32	2,768	2,380
	Sherwin-Williams Co.	2.300%	5/15/30	3,974	3,468
	Sherwin-Williams Co.	4.800%	9/1/31	2,635	2,598
[3]	Smurfit Kappa Treasury ULC	5.200%	1/15/30	3,147	3,157
[3]	Smurfit Kappa Treasury ULC	5.438%	4/3/34	9,927	9,921
	Sonoco Products Co.	3.125%	5/1/30	5,461	4,914
	Sonoco Products Co.	2.850%	2/1/32	4,300	3,650
	Sonoco Products Co.	5.000%	9/1/34	5,830	5,527
	Steel Dynamics Inc.	3.450%	4/15/30	5,363	4,966
	Steel Dynamics Inc.	3.250%	1/15/31	4,389	3,957
	Steel Dynamics Inc.	5.375%	8/15/34	4,630	4,594
	Suzano Austria GmbH	5.000%	1/15/30	10,018	9,581
	Suzano Austria GmbH	3.750%	1/15/31	10,309	9,099
[1]	Suzano Austria GmbH	3.125%	1/15/32	8,305	6,874
	Vale Overseas Ltd.	3.750%	7/8/30	12,863	11,755
	Vale Overseas Ltd.	6.125%	6/12/33	12,570	12,670
	Vale Overseas Ltd.	8.250%	1/17/34	5,487	6,422
	Vulcan Materials Co.	3.500%	6/1/30	6,937	6,431
	Vulcan Materials Co.	5.350%	12/1/34	6,000	5,985
	Westlake Corp.	3.375%	6/15/30	3,182	2,914
	WestRock MWV LLC	8.200%	1/15/30	4,665	5,291
	WRKCo Inc.	4.200%	6/1/32	2,975	2,774
	WRKCo Inc.	3.000%	6/15/33	7,245	6,079
	Yamana Gold Inc.	2.630%	8/15/31	3,989	3,354
					509,435
Real Estate (2.1%)
	Agree LP	4.800%	10/1/32	3,945	3,775
	Agree LP	5.625%	6/15/34	1,467	1,472
	Alexandria Real Estate Equities Inc.	4.700%	7/1/30	3,007	2,932
	Alexandria Real Estate Equities Inc.	4.900%	12/15/30	9,883	9,727
	Alexandria Real Estate Equities Inc.	3.375%	8/15/31	3,103	2,778
	Alexandria Real Estate Equities Inc.	2.000%	5/18/32	11,124	8,864
	Alexandria Real Estate Equities Inc.	1.875%	2/1/33	7,490	5,770
	Alexandria Real Estate Equities Inc.	2.950%	3/15/34	5,166	4,253
	American Assets Trust LP	3.375%	2/1/31	4,692	4,086
	American Assets Trust LP	6.150%	10/1/34	4,365	4,342
	American Homes 4 Rent LP	2.375%	7/15/31	3,720	3,111
	American Homes 4 Rent LP	3.625%	4/15/32	5,110	4,564
	American Homes 4 Rent LP	5.500%	2/1/34	5,505	5,478
	American Homes 4 Rent LP	5.500%	7/15/34	3,741	3,708
	American Homes 4 Rent LP	5.250%	3/15/35	1,750	1,702
	American Tower Corp.	2.900%	1/15/30	9,711	8,740
	American Tower Corp.	5.000%	1/31/30	2,750	2,733
	American Tower Corp.	1.875%	10/15/30	7,226	6,041
	American Tower Corp.	2.700%	4/15/31	6,858	5,921
	American Tower Corp.	2.300%	9/15/31	9,283	7,709
	American Tower Corp.	4.050%	3/15/32	5,525	5,119
	American Tower Corp.	5.650%	3/15/33	7,303	7,397
	American Tower Corp.	5.550%	7/15/33	7,219	7,264
	American Tower Corp.	5.450%	2/15/34	2,892	2,890
	American Tower Corp.	5.400%	1/31/35	6,935	6,859
	Americold Realty Operating Partnership LP	5.409%	9/12/34	2,500	2,392
[1]	AvalonBay Communities Inc.	2.300%	3/1/30	6,325	5,559
	AvalonBay Communities Inc.	2.050%	1/15/32	7,786	6,445
	AvalonBay Communities Inc.	5.000%	2/15/33	5,597	5,510
	AvalonBay Communities Inc.	5.300%	12/7/33	3,343	3,346
	Boston Properties LP	2.900%	3/15/30	4,658	4,117
	Boston Properties LP	3.250%	1/30/31	12,835	11,284
	Boston Properties LP	2.550%	4/1/32	5,047	4,083

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Boston Properties LP	2.450%	10/1/33	10,826	8,347
	Boston Properties LP	6.500%	1/15/34	2,003	2,099
	Brixmor Operating Partnership LP	4.050%	7/1/30	7,204	6,806
	Brixmor Operating Partnership LP	2.500%	8/16/31	6,522	5,477
	Brixmor Operating Partnership LP	5.500%	2/15/34	2,320	2,299
	Broadstone Net Lease LLC	2.600%	9/15/31	3,183	2,632
	Camden Property Trust	2.800%	5/15/30	6,364	5,708
	CBRE Services Inc.	2.500%	4/1/31	5,015	4,270
	COPT Defense Properties LP	2.750%	4/15/31	5,101	4,352
	COPT Defense Properties LP	2.900%	12/1/33	3,341	2,684
	Cousins Properties LP	5.375%	2/15/32	3,300	3,242
	Cousins Properties LP	5.875%	10/1/34	4,135	4,141
	Crown Castle Inc.	3.300%	7/1/30	7,869	7,150
	Crown Castle Inc.	2.250%	1/15/31	10,860	9,120
	Crown Castle Inc.	2.100%	4/1/31	8,086	6,691
	Crown Castle Inc.	2.500%	7/15/31	6,620	5,574
	Crown Castle Inc.	5.100%	5/1/33	1,141	1,112
	Crown Castle Inc.	5.800%	3/1/34	8,840	9,007
	Crown Castle Inc.	5.200%	9/1/34	12,282	11,972
	CubeSmart LP	3.000%	2/15/30	6,039	5,434
	CubeSmart LP	2.000%	2/15/31	610	506
	CubeSmart LP	2.500%	2/15/32	5,678	4,746
	DOC DR LLC	2.625%	11/1/31	4,991	4,221
	EPR Properties	3.600%	11/15/31	1,650	1,443
	Equinix Europe 2 Financing Corp. LLC	5.500%	6/15/34	6,575	6,600
	Equinix Inc.	2.150%	7/15/30	6,627	5,699
	Equinix Inc.	2.500%	5/15/31	9,904	8,458
	Equinix Inc.	3.900%	4/15/32	7,640	7,036
	ERP Operating LP	2.500%	2/15/30	4,589	4,079
	ERP Operating LP	1.850%	8/1/31	6,245	5,149
	ERP Operating LP	4.650%	9/15/34	5,780	5,476
	Essential Properties LP	2.950%	7/15/31	3,320	2,828
	Essex Portfolio LP	3.000%	1/15/30	5,373	4,859
	Essex Portfolio LP	1.650%	1/15/31	1,445	1,174
	Essex Portfolio LP	2.550%	6/15/31	919	780
	Essex Portfolio LP	2.650%	3/15/32	7,710	6,497
	Essex Portfolio LP	5.500%	4/1/34	4,390	4,388
	Extra Space Storage LP	5.500%	7/1/30	3,530	3,588
	Extra Space Storage LP	2.200%	10/15/30	4,310	3,673
	Extra Space Storage LP	5.900%	1/15/31	6,159	6,352
	Extra Space Storage LP	2.550%	6/1/31	4,962	4,217
	Extra Space Storage LP	2.400%	10/15/31	5,785	4,807
	Extra Space Storage LP	2.350%	3/15/32	8,056	6,583
	Extra Space Storage LP	5.400%	2/1/34	5,510	5,463
	Extra Space Storage LP	5.350%	1/15/35	1,395	1,375
	Federal Realty OP LP	3.500%	6/1/30	5,655	5,185
	GLP Capital LP	4.000%	1/15/30	8,415	7,813
	GLP Capital LP	4.000%	1/15/31	6,328	5,796
	GLP Capital LP	3.250%	1/15/32	6,480	5,562
	GLP Capital LP	6.750%	12/1/33	3,000	3,182
	GLP Capital LP	5.625%	9/15/34	6,770	6,644
	Healthcare Realty Holdings LP	3.100%	2/15/30	1,788	1,604
	Healthcare Realty Holdings LP	2.000%	3/15/31	6,447	5,272
	Healthpeak OP LLC	3.000%	1/15/30	3,168	2,871
	Healthpeak OP LLC	2.875%	1/15/31	7,210	6,346
	Healthpeak OP LLC	5.250%	12/15/32	6,070	6,022
	Highwoods Realty LP	3.050%	2/15/30	5,005	4,415
	Highwoods Realty LP	2.600%	2/1/31	3,597	2,997
	Highwoods Realty LP	7.650%	2/1/34	3,911	4,342
[1]	Host Hotels & Resorts LP	3.500%	9/15/30	7,709	6,979
[1]	Host Hotels & Resorts LP	2.900%	12/15/31	2,724	2,319
	Host Hotels & Resorts LP	5.700%	7/1/34	5,239	5,231
	Invitation Homes Operating Partnership LP	5.450%	8/15/30	2,356	2,386
	Invitation Homes Operating Partnership LP	2.000%	8/15/31	9,565	7,765
	Invitation Homes Operating Partnership LP	4.150%	4/15/32	3,809	3,509

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Invitation Homes Operating Partnership LP	5.500%	8/15/33	2,881	2,864
	Invitation Homes Operating Partnership LP	2.700%	1/15/34	2,613	2,083
	Kilroy Realty LP	3.050%	2/15/30	4,202	3,682
	Kilroy Realty LP	2.500%	11/15/32	4,620	3,583
	Kilroy Realty LP	2.650%	11/15/33	3,255	2,488
	Kimco Realty OP LLC	2.700%	10/1/30	5,134	4,552
	Kimco Realty OP LLC	2.250%	12/1/31	1,445	1,198
	Kimco Realty OP LLC	3.200%	4/1/32	9,129	8,013
	Kimco Realty OP LLC	4.600%	2/1/33	5,552	5,286
	Kimco Realty OP LLC	6.400%	3/1/34	4,138	4,400
	Kimco Realty OP LLC	4.850%	3/1/35	500	475
	Kite Realty Group LP	4.950%	12/15/31	2,930	2,846
	Kite Realty Group LP	5.500%	3/1/34	3,734	3,708
	Kite Realty Group Trust	4.750%	9/15/30	2,843	2,778
	LXP Industrial Trust	2.700%	9/15/30	3,220	2,783
	LXP Industrial Trust	2.375%	10/1/31	3,863	3,137
	Mid-America Apartments LP	2.750%	3/15/30	1,667	1,491
	Mid-America Apartments LP	5.300%	2/15/32	3,645	3,662
	Mid-America Apartments LP	5.000%	3/15/34	2,965	2,883
	National Health Investors Inc.	3.000%	2/1/31	5,461	4,688
	NNN REIT Inc.	5.600%	10/15/33	6,130	6,177
	NNN REIT Inc.	5.500%	6/15/34	4,200	4,187
	Omega Healthcare Investors Inc.	3.375%	2/1/31	7,116	6,312
	Omega Healthcare Investors Inc.	3.250%	4/15/33	7,462	6,235
	Piedmont Operating Partnership LP	3.150%	8/15/30	2,675	2,294
	Piedmont Operating Partnership LP	2.750%	4/1/32	2,626	2,090
	Prologis LP	2.250%	4/15/30	8,815	7,708
	Prologis LP	1.750%	7/1/30	3,117	2,629
	Prologis LP	1.250%	10/15/30	5,941	4,864
	Prologis LP	2.250%	1/15/32	3,969	3,302
	Prologis LP	4.625%	1/15/33	7,035	6,780
	Prologis LP	4.750%	6/15/33	7,385	7,138
	Prologis LP	5.125%	1/15/34	8,337	8,213
	Prologis LP	5.000%	3/15/34	7,436	7,257
	Public Storage Operating Co.	2.300%	5/1/31	630	538
	Public Storage Operating Co.	2.250%	11/9/31	12,276	10,259
	Public Storage Operating Co.	5.100%	8/1/33	6,172	6,128
	Rayonier LP	2.750%	5/17/31	4,165	3,524
	Realty Income Corp.	3.400%	1/15/30	4,540	4,219
	Realty Income Corp.	3.250%	1/15/31	15,638	14,108
	Realty Income Corp.	3.200%	2/15/31	7,814	7,014
	Realty Income Corp.	5.625%	10/13/32	8,590	8,775
	Realty Income Corp.	2.850%	12/15/32	6,599	5,569
	Realty Income Corp.	4.900%	7/15/33	6,268	6,073
	Realty Income Corp.	5.125%	2/15/34	6,944	6,805
	Regency Centers LP	3.700%	6/15/30	4,970	4,641
	Regency Centers LP	5.250%	1/15/34	3,935	3,881
	Regency Centers LP	5.100%	1/15/35	1,000	975
	Rexford Industrial Realty LP	2.150%	9/1/31	7,059	5,741
	Sabra Health Care LP	3.200%	12/1/31	5,782	4,961
	Safehold GL Holdings LLC	2.800%	6/15/31	5,571	4,757
	Safehold GL Holdings LLC	5.650%	1/15/35	3,040	2,963
	Simon Property Group LP	2.650%	7/15/30	7,675	6,827
	Simon Property Group LP	2.200%	2/1/31	4,926	4,190
	Simon Property Group LP	2.250%	1/15/32	7,912	6,564
	Simon Property Group LP	5.500%	3/8/33	2,378	2,414
	Simon Property Group LP	6.250%	1/15/34	5,115	5,427
	Simon Property Group LP	4.750%	9/26/34	8,355	7,919
	Store Capital LLC	2.750%	11/18/30	3,288	2,833
	Store Capital LLC	2.700%	12/1/31	3,128	2,571
	Sun Communities Operating LP	2.700%	7/15/31	6,001	5,046
	Sun Communities Operating LP	4.200%	4/15/32	5,432	4,953
	Sun Communities Operating LP	5.700%	1/15/33	3,245	3,228
	Tanger Properties LP	2.750%	9/1/31	3,791	3,198
[1]	UDR Inc.	3.200%	1/15/30	5,038	4,611

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	UDR Inc.	3.000%	8/15/31	4,074	3,576
[1]	UDR Inc.	2.100%	8/1/32	2,213	1,757
[1]	UDR Inc.	1.900%	3/15/33	5,155	3,960
[1]	UDR Inc.	2.100%	6/15/33	2,395	1,844
	UDR Inc.	5.125%	9/1/34	3,750	3,630
	Ventas Realty LP	3.000%	1/15/30	5,551	5,004
	Ventas Realty LP	4.750%	11/15/30	5,637	5,509
	Ventas Realty LP	2.500%	9/1/31	1,227	1,034
	Ventas Realty LP	5.625%	7/1/34	2,508	2,521
	Ventas Realty LP	5.000%	1/15/35	1,748	1,670
	VICI Properties LP	4.950%	2/15/30	10,940	10,709
	VICI Properties LP	5.125%	11/15/31	7,350	7,181
	VICI Properties LP	5.125%	5/15/32	10,930	10,615
	VICI Properties LP	5.750%	4/1/34	1,585	1,596
	Welltower OP LLC	3.100%	1/15/30	7,221	6,575
	Welltower OP LLC	2.750%	1/15/31	10,225	8,917
	Welltower OP LLC	2.750%	1/15/32	5,015	4,268
	Welltower OP LLC	3.850%	6/15/32	3,308	3,026
	Weyerhaeuser Co.	4.000%	4/15/30	10,469	9,916
	Weyerhaeuser Co.	3.375%	3/9/33	7,631	6,628
	WP Carey Inc.	2.400%	2/1/31	5,133	4,362
	WP Carey Inc.	2.450%	2/1/32	3,040	2,500
	WP Carey Inc.	2.250%	4/1/33	3,511	2,767
					896,388
Technology (3.2%)
	Accenture Capital Inc.	4.250%	10/4/31	9,575	9,202
	Accenture Capital Inc.	4.500%	10/4/34	12,675	12,041
	Adobe Inc.	2.300%	2/1/30	10,945	9,733
	Adobe Inc.	4.950%	4/4/34	6,450	6,390
	Advanced Micro Devices Inc.	3.924%	6/1/32	4,530	4,206
	Amdocs Ltd.	2.538%	6/15/30	6,325	5,498
	Analog Devices Inc.	2.100%	10/1/31	10,524	8,815
	Analog Devices Inc.	5.050%	4/1/34	5,068	5,059
	Apple Inc.	4.150%	5/10/30	5,028	4,979
	Apple Inc.	1.650%	5/11/30	19,667	16,895
	Apple Inc.	1.250%	8/20/30	8,781	7,332
	Apple Inc.	1.650%	2/8/31	28,236	23,743
	Apple Inc.	1.700%	8/5/31	10,186	8,482
	Apple Inc.	3.350%	8/8/32	11,840	10,846
	Applied Materials Inc.	1.750%	6/1/30	6,247	5,335
	Arrow Electronics Inc.	2.950%	2/15/32	4,200	3,573
	Arrow Electronics Inc.	5.875%	4/10/34	4,125	4,141
	Atlassian Corp.	5.500%	5/15/34	4,130	4,150
	Autodesk Inc.	2.850%	1/15/30	4,472	4,049
	Autodesk Inc.	2.400%	12/15/31	9,790	8,220
	Automatic Data Processing Inc.	1.250%	9/1/30	10,924	9,073
	Automatic Data Processing Inc.	4.450%	9/9/34	7,240	6,881
	Avnet Inc.	5.500%	6/1/32	4,026	3,945
	Block Financial LLC	3.875%	8/15/30	8,080	7,458
	Booz Allen Hamilton Inc.	5.950%	8/4/33	5,510	5,636
	Broadcom Inc.	4.350%	2/15/30	12,465	12,120
	Broadcom Inc.	5.000%	4/15/30	3,620	3,621
	Broadcom Inc.	4.150%	11/15/30	19,927	19,080
[3]	Broadcom Inc.	2.450%	2/15/31	33,173	28,618
	Broadcom Inc.	5.150%	11/15/31	5,261	5,293
[1]	Broadcom Inc.	4.550%	2/15/32	4,945	4,780
[3]	Broadcom Inc.	4.150%	4/15/32	4,630	4,336
	Broadcom Inc.	4.300%	11/15/32	8,305	7,833
[3]	Broadcom Inc.	2.600%	2/15/33	15,930	13,172
[3]	Broadcom Inc.	3.419%	4/15/33	28,469	24,918
[3]	Broadcom Inc.	3.469%	4/15/34	28,031	24,272
	Broadcom Inc.	4.800%	10/15/34	12,955	12,496
	Broadridge Financial Solutions Inc.	2.600%	5/1/31	9,096	7,776
	Cadence Design Systems Inc.	4.700%	9/10/34	11,248	10,782

Intermediate-Term Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
CDW LLC	5.100%	3/1/30	2,722	2,684
CDW LLC	3.569%	12/1/31	8,554	7,623
CDW LLC	5.550%	8/22/34	2,877	2,840
CGI Inc.	2.300%	9/14/31	3,675	3,049
Cintas Corp. No. 2	4.000%	5/1/32	7,000	6,548
Cisco Systems Inc.	4.950%	2/26/31	28,217	28,303
Cisco Systems Inc.	5.050%	2/26/34	19,420	19,337
Concentrix Corp.	6.850%	8/2/33	2,000	2,014
Dell International LLC	4.350%	2/1/30	5,050	4,887
Dell International LLC	6.200%	7/15/30	7,061	7,401
Dell International LLC	5.750%	2/1/33	5,993	6,155
Dell International LLC	5.400%	4/15/34	3,160	3,148
Dell International LLC	4.850%	2/1/35	9,850	9,349
Equifax Inc.	2.350%	9/15/31	12,493	10,444
Fidelity National Information Services Inc.	2.250%	3/1/31	8,916	7,557
Fiserv Inc.	4.750%	3/15/30	7,470	7,373
Fiserv Inc.	2.650%	6/1/30	8,585	7,587
Fiserv Inc.	5.600%	3/2/33	7,536	7,638
Fiserv Inc.	5.625%	8/21/33	11,310	11,509
Fiserv Inc.	5.450%	3/15/34	6,168	6,169
Fiserv Inc.	5.150%	8/12/34	8,970	8,765
Flex Ltd.	4.875%	5/12/30	7,205	7,028
Flex Ltd.	5.250%	1/15/32	4,380	4,317
Fortinet Inc.	2.200%	3/15/31	5,430	4,615
Global Payments Inc.	2.900%	5/15/30	11,459	10,202
Global Payments Inc.	2.900%	11/15/31	7,251	6,199
Global Payments Inc.	5.400%	8/15/32	6,808	6,800
Hewlett Packard Enterprise Co.	4.850%	10/15/31	10,480	10,220
Hewlett Packard Enterprise Co.	5.000%	10/15/34	16,445	15,811
HP Inc.	3.400%	6/17/30	5,982	5,481
HP Inc.	2.650%	6/17/31	9,600	8,214
HP Inc.	4.200%	4/15/32	6,485	6,069
HP Inc.	5.500%	1/15/33	5,559	5,602
Hubbell Inc.	2.300%	3/15/31	2,770	2,352
IBM International Capital Pte. Ltd.	4.750%	2/5/31	1,650	1,633
IBM International Capital Pte. Ltd.	4.900%	2/5/34	5,515	5,356
Intel Corp.	5.125%	2/10/30	2,490	2,466
Intel Corp.	3.900%	3/25/30	11,107	10,390
Intel Corp.	5.000%	2/21/31	2,615	2,565
Intel Corp.	2.000%	8/12/31	14,503	11,677
Intel Corp.	4.150%	8/5/32	17,445	15,870
Intel Corp.	4.000%	12/15/32	1,750	1,569
Intel Corp.	5.200%	2/10/33	21,995	21,241
International Business Machines Corp.	1.950%	5/15/30	24,815	21,298
International Business Machines Corp.	2.720%	2/9/32	2,115	1,816
International Business Machines Corp.	4.400%	7/27/32	5,236	5,003
International Business Machines Corp.	5.875%	11/29/32	5,090	5,355
International Business Machines Corp.	4.750%	2/6/33	6,335	6,206
Intuit Inc.	1.650%	7/15/30	5,025	4,235
Intuit Inc.	5.200%	9/15/33	10,450	10,465
Jabil Inc.	3.600%	1/15/30	4,790	4,418
Jabil Inc.	3.000%	1/15/31	3,628	3,193
Juniper Networks Inc.	2.000%	12/10/30	3,477	2,904
KLA Corp.	4.650%	7/15/32	8,310	8,135
KLA Corp.	4.700%	2/1/34	5,000	4,851
Kyndryl Holdings Inc.	3.150%	10/15/31	6,761	5,862
Kyndryl Holdings Inc.	6.350%	2/20/34	4,608	4,795
Lam Research Corp.	1.900%	6/15/30	7,775	6,657
Leidos Inc.	4.375%	5/15/30	6,899	6,596
Leidos Inc.	2.300%	2/15/31	9,475	7,951
Leidos Inc.	5.750%	3/15/33	6,502	6,596
Marvell Technology Inc.	2.950%	4/15/31	3,810	3,343
Marvell Technology Inc.	5.950%	9/15/33	5,765	5,986
Microchip Technology Inc.	5.050%	2/15/30	4,900	4,867
Micron Technology Inc.	4.663%	2/15/30	6,630	6,468

Intermediate-Term Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Micron Technology Inc.	5.300%	1/15/31	3,950	3,946
Micron Technology Inc.	2.703%	4/15/32	8,500	7,119
Micron Technology Inc.	5.875%	2/9/33	9,653	9,884
Micron Technology Inc.	5.875%	9/15/33	9,380	9,622
Microsoft Corp.	1.350%	9/15/30	4,059	3,436
Moody's Corp.	2.000%	8/19/31	5,113	4,247
Moody's Corp.	4.250%	8/8/32	2,140	2,032
Moody's Corp.	5.000%	8/5/34	4,275	4,182
Motorola Solutions Inc.	2.300%	11/15/30	7,928	6,785
Motorola Solutions Inc.	2.750%	5/24/31	5,152	4,461
Motorola Solutions Inc.	5.600%	6/1/32	5,390	5,498
Motorola Solutions Inc.	5.400%	4/15/34	7,357	7,356
NetApp Inc.	2.700%	6/22/30	6,100	5,379
Nordson Corp.	5.800%	9/15/33	4,194	4,319
NVIDIA Corp.	2.850%	4/1/30	13,186	12,074
NVIDIA Corp.	2.000%	6/15/31	10,977	9,326
NXP BV	3.400%	5/1/30	8,291	7,624
NXP BV	2.500%	5/11/31	9,115	7,758
NXP BV	2.650%	2/15/32	8,289	6,971
NXP BV	5.000%	1/15/33	5,430	5,279
Oracle Corp.	2.950%	4/1/30	27,169	24,523
Oracle Corp.	4.650%	5/6/30	7,940	7,815
Oracle Corp.	3.250%	5/15/30	5,364	4,910
Oracle Corp.	2.875%	3/25/31	37,532	32,970
Oracle Corp.	6.250%	11/9/32	16,893	17,889
Oracle Corp.	4.900%	2/6/33	8,725	8,495
Oracle Corp.	4.300%	7/8/34	7,752	7,127
Oracle Corp.	4.700%	9/27/34	26,947	25,538
PayPal Holdings Inc.	2.300%	6/1/30	9,435	8,267
PayPal Holdings Inc.	5.150%	6/1/34	8,270	8,218
QUALCOMM Inc.	2.150%	5/20/30	10,398	9,123
QUALCOMM Inc.	1.650%	5/20/32	10,807	8,613
QUALCOMM Inc.	4.250%	5/20/32	3,925	3,774
QUALCOMM Inc.	5.400%	5/20/33	6,905	7,118
Quanta Services Inc.	2.900%	10/1/30	8,553	7,634
Quanta Services Inc.	2.350%	1/15/32	4,001	3,311
Quanta Services Inc.	5.250%	8/9/34	6,180	6,043
RELX Capital Inc.	3.000%	5/22/30	6,785	6,158
RELX Capital Inc.	4.750%	5/20/32	4,799	4,668
Roper Technologies Inc.	2.000%	6/30/30	5,776	4,922
Roper Technologies Inc.	1.750%	2/15/31	4,737	3,892
Roper Technologies Inc.	4.750%	2/15/32	2,100	2,044
Roper Technologies Inc.	4.900%	10/15/34	8,225	7,908
S&P Global Inc.	1.250%	8/15/30	6,262	5,175
S&P Global Inc.	2.900%	3/1/32	13,180	11,488
S&P Global Inc.	5.250%	9/15/33	4,967	5,016
Salesforce Inc.	1.950%	7/15/31	13,248	11,120
ServiceNow Inc.	1.400%	9/1/30	14,872	12,347
Skyworks Solutions Inc.	3.000%	6/1/31	4,123	3,529
TD SYNNEX Corp.	6.100%	4/12/34	4,347	4,461
Teledyne FLIR LLC	2.500%	8/1/30	5,318	4,647
Texas Instruments Inc.	1.750%	5/4/30	8,251	7,059
Texas Instruments Inc.	1.900%	9/15/31	6,424	5,375
Texas Instruments Inc.	4.900%	3/14/33	7,100	7,050
Texas Instruments Inc.	4.850%	2/8/34	5,400	5,312
TSMC Arizona Corp.	2.500%	10/25/31	11,735	10,048
TSMC Arizona Corp.	4.250%	4/22/32	7,675	7,327
Verisk Analytics Inc.	5.750%	4/1/33	4,770	4,898
Verisk Analytics Inc.	5.250%	6/5/34	5,019	4,962
VMware LLC	4.700%	5/15/30	6,290	6,159
VMware LLC	2.200%	8/15/31	12,766	10,588
Western Digital Corp.	3.100%	2/1/32	4,345	3,618
Workday Inc.	3.800%	4/1/32	11,072	10,072

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Xilinx Inc.	2.375%	6/1/30	7,126	6,280
					1,342,625
Utilities (3.4%)
[1]	AEP Texas Inc.	2.100%	7/1/30	5,745	4,916
	AEP Texas Inc.	4.700%	5/15/32	4,970	4,754
	AEP Texas Inc.	5.400%	6/1/33	4,501	4,456
	AEP Texas Inc.	5.700%	5/15/34	3,775	3,798
	AEP Transmission Co. LLC	5.150%	4/1/34	2,045	2,013
	AES Corp.	2.450%	1/15/31	9,538	7,950
[1]	Alabama Power Co.	1.450%	9/15/30	8,679	7,183
	Alabama Power Co.	3.050%	3/15/32	5,806	5,091
	Alabama Power Co.	3.940%	9/1/32	2,303	2,138
	Alabama Power Co.	5.850%	11/15/33	3,985	4,130
	Ameren Corp.	3.500%	1/15/31	10,319	9,411
	Ameren Illinois Co.	1.550%	11/15/30	2,755	2,279
	Ameren Illinois Co.	3.850%	9/1/32	2,919	2,678
	Ameren Illinois Co.	4.950%	6/1/33	7,038	6,910
	American Electric Power Co. Inc.	5.950%	11/1/32	2,770	2,857
	American Electric Power Co. Inc.	5.625%	3/1/33	7,539	7,611
	American Electric Power Co. Inc.	6.950%	12/15/54	2,455	2,540
	American Water Capital Corp.	2.800%	5/1/30	5,277	4,731
	American Water Capital Corp.	2.300%	6/1/31	5,005	4,225
	American Water Capital Corp.	4.450%	6/1/32	3,700	3,530
	American Water Capital Corp.	5.150%	3/1/34	6,540	6,480
[1]	Appalachian Power Co.	2.700%	4/1/31	5,715	4,941
[1]	Appalachian Power Co.	4.500%	8/1/32	4,175	3,929
	Appalachian Power Co.	5.650%	4/1/34	3,180	3,189
	Arizona Public Service Co.	6.350%	12/15/32	2,538	2,681
	Arizona Public Service Co.	5.550%	8/1/33	4,350	4,352
	Arizona Public Service Co.	5.700%	8/15/34	5,000	5,056
	Atlantic City Electric Co.	2.300%	3/15/31	4,105	3,489
	Atmos Energy Corp.	1.500%	1/15/31	8,932	7,325
	Atmos Energy Corp.	5.450%	10/15/32	1,690	1,728
	Atmos Energy Corp.	5.900%	11/15/33	4,691	4,910
	Baltimore Gas & Electric Co.	2.250%	6/15/31	5,504	4,660
[1]	Baltimore Gas & Electric Co.	5.300%	6/1/34	3,345	3,340
	Berkshire Hathaway Energy Co.	3.700%	7/15/30	10,010	9,418
	Berkshire Hathaway Energy Co.	1.650%	5/15/31	10,525	8,550
	Black Hills Corp.	4.350%	5/1/33	3,780	3,481
	Black Hills Corp.	6.150%	5/15/34	4,790	4,982
[1]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	4,743	4,040
[1]	CenterPoint Energy Houston Electric LLC	3.000%	3/1/32	2,620	2,279
	CenterPoint Energy Houston Electric LLC	4.950%	4/1/33	10,077	9,839
	CenterPoint Energy Houston Electric LLC	5.150%	3/1/34	4,980	4,919
	CenterPoint Energy Inc.	2.950%	3/1/30	4,649	4,178
	CenterPoint Energy Inc.	2.650%	6/1/31	2,478	2,129
[1]	CenterPoint Energy Inc.	7.000%	2/15/55	2,750	2,827
	CenterPoint Energy Inc.	6.700%	5/15/55	6,150	6,129
	CenterPoint Energy Resources Corp.	1.750%	10/1/30	8,382	7,022
	CenterPoint Energy Resources Corp.	5.400%	3/1/33	6,149	6,174
	CenterPoint Energy Resources Corp.	5.400%	7/1/34	3,890	3,882
[1]	CMS Energy Corp.	4.750%	6/1/50	7,764	7,321
	Commonwealth Edison Co.	2.200%	3/1/30	3,537	3,101
[1]	Commonwealth Edison Co.	3.150%	3/15/32	4,810	4,227
	Commonwealth Edison Co.	4.900%	2/1/33	2,365	2,315
	Commonwealth Edison Co.	5.300%	6/1/34	4,000	4,008
[1]	Connecticut Light & Power Co.	2.050%	7/1/31	4,595	3,841
	Connecticut Light & Power Co.	4.900%	7/1/33	2,580	2,520
	Connecticut Light & Power Co.	4.950%	8/15/34	2,970	2,897
[1]	Consolidated Edison Co. of New York Inc.	3.350%	4/1/30	4,592	4,269
	Consolidated Edison Co. of New York Inc.	2.400%	6/15/31	3,351	2,876
	Consolidated Edison Co. of New York Inc.	5.200%	3/1/33	4,657	4,666
	Consolidated Edison Co. of New York Inc.	5.500%	3/15/34	3,680	3,745
	Consolidated Edison Co. of New York Inc.	5.375%	5/15/34	1,625	1,643

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Constellation Energy Generation LLC	5.800%	3/1/33	4,258	4,352
	Constellation Energy Generation LLC	6.125%	1/15/34	5,500	5,753
	Consumers Energy Co.	4.700%	1/15/30	3,690	3,661
	Consumers Energy Co.	3.600%	8/15/32	7,093	6,419
	Consumers Energy Co.	4.625%	5/15/33	1,685	1,624
[1]	Dominion Energy Inc.	3.375%	4/1/30	15,453	14,213
[1]	Dominion Energy Inc.	2.250%	8/15/31	4,000	3,330
[1]	Dominion Energy Inc.	4.350%	8/15/32	6,177	5,787
	Dominion Energy Inc.	5.375%	11/15/32	14,132	14,151
[1]	Dominion Energy Inc.	5.250%	8/1/33	5,150	5,079
[1]	Dominion Energy Inc.	7.000%	6/1/54	8,493	8,957
[1]	Dominion Energy Inc.	6.875%	2/1/55	6,862	7,132
[1]	Dominion Energy South Carolina Inc.	2.300%	12/1/31	3,748	3,135
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	2,337	2,533
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	2,990	2,987
	DTE Electric Co.	2.250%	3/1/30	4,975	4,383
[1]	DTE Electric Co.	2.625%	3/1/31	4,845	4,241
[1]	DTE Electric Co.	3.000%	3/1/32	5,092	4,470
	DTE Electric Co.	5.200%	4/1/33	5,771	5,770
	DTE Electric Co.	5.200%	3/1/34	4,225	4,210
	DTE Energy Co.	2.950%	3/1/30	2,155	1,934
	DTE Energy Co.	5.850%	6/1/34	10,357	10,631
	Duke Energy Carolinas LLC	2.450%	2/1/30	7,918	7,044
	Duke Energy Carolinas LLC	2.550%	4/15/31	8,958	7,756
	Duke Energy Carolinas LLC	2.850%	3/15/32	5,274	4,561
	Duke Energy Carolinas LLC	4.950%	1/15/33	10,610	10,436
	Duke Energy Carolinas LLC	4.850%	1/15/34	2,087	2,024
	Duke Energy Corp.	2.450%	6/1/30	9,000	7,880
	Duke Energy Corp.	2.550%	6/15/31	11,482	9,812
	Duke Energy Corp.	4.500%	8/15/32	11,017	10,491
	Duke Energy Corp.	5.750%	9/15/33	6,410	6,569
	Duke Energy Corp.	5.450%	6/15/34	9,405	9,387
	Duke Energy Corp.	6.450%	9/1/54	8,630	8,762
	Duke Energy Florida LLC	1.750%	6/15/30	2,578	2,184
	Duke Energy Florida LLC	2.400%	12/15/31	4,617	3,891
	Duke Energy Florida LLC	5.875%	11/15/33	2,540	2,643
	Duke Energy Indiana LLC	5.250%	3/1/34	2,080	2,078
	Duke Energy Ohio Inc.	2.125%	6/1/30	3,573	3,090
	Duke Energy Ohio Inc.	5.250%	4/1/33	5,490	5,487
	Duke Energy Progress LLC	2.000%	8/15/31	5,407	4,473
	Duke Energy Progress LLC	3.400%	4/1/32	961	860
	Duke Energy Progress LLC	5.250%	3/15/33	4,721	4,727
	Duke Energy Progress LLC	5.100%	3/15/34	4,405	4,356
[3]	East Ohio Gas Co.	2.000%	6/15/30	2,950	2,530
	Edison International	5.250%	3/15/32	5,750	5,689
	Entergy Arkansas LLC	5.150%	1/15/33	3,785	3,771
	Entergy Arkansas LLC	5.300%	9/15/33	2,240	2,253
	Entergy Arkansas LLC	5.450%	6/1/34	1,500	1,520
	Entergy Corp.	2.800%	6/15/30	3,997	3,560
	Entergy Corp.	2.400%	6/15/31	9,019	7,617
	Entergy Louisiana LLC	3.050%	6/1/31	5,000	4,450
	Entergy Louisiana LLC	2.350%	6/15/32	3,960	3,294
	Entergy Louisiana LLC	5.350%	3/15/34	4,451	4,449
	Entergy Louisiana LLC	5.150%	9/15/34	4,500	4,422
	Entergy Mississippi LLC	5.000%	9/1/33	2,355	2,304
	Entergy Texas Inc.	1.750%	3/15/31	2,594	2,137
	Essential Utilities Inc.	2.704%	4/15/30	4,626	4,114
	Essential Utilities Inc.	5.375%	1/15/34	5,180	5,132
	Evergy Inc.	6.650%	6/1/55	3,900	3,909
[1]	Evergy Metro Inc.	2.250%	6/1/30	4,681	4,055
	Evergy Metro Inc.	4.950%	4/15/33	2,536	2,474
	Evergy Metro Inc.	5.400%	4/1/34	5,715	5,716
[3]	Evergy Missouri West Inc.	5.650%	6/1/34	1,500	1,513
[1]	Eversource Energy	1.650%	8/15/30	6,091	5,063
	Eversource Energy	2.550%	3/15/31	4,545	3,888

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Eversource Energy	5.850%	4/15/31	9,260	9,494
	Eversource Energy	3.375%	3/1/32	5,793	5,073
	Eversource Energy	5.125%	5/15/33	9,675	9,398
	Eversource Energy	5.950%	7/15/34	1,735	1,779
	Exelon Corp.	4.050%	4/15/30	12,180	11,604
	Exelon Corp.	3.350%	3/15/32	704	623
	Exelon Corp.	5.450%	3/15/34	6,550	6,542
	FirstEnergy Corp.	2.650%	3/1/30	5,257	4,662
[1]	FirstEnergy Corp.	2.250%	9/1/30	6,077	5,206
[3]	FirstEnergy Transmission LLC	4.550%	1/15/30	3,195	3,109
	Florida Power & Light Co.	4.625%	5/15/30	5,785	5,726
	Florida Power & Light Co.	2.450%	2/3/32	13,289	11,214
	Florida Power & Light Co.	5.100%	4/1/33	6,855	6,809
	Florida Power & Light Co.	4.800%	5/15/33	6,865	6,684
	Florida Power & Light Co.	5.625%	4/1/34	1,738	1,790
	Florida Power & Light Co.	5.300%	6/15/34	5,870	5,893
	Georgia Power Co.	4.550%	3/15/30	6,500	6,393
	Georgia Power Co.	4.700%	5/15/32	4,110	4,002
	Georgia Power Co.	4.950%	5/17/33	10,258	10,051
	Georgia Power Co.	5.250%	3/15/34	2,700	2,681
	Idaho Power Co.	5.200%	8/15/34	2,630	2,614
	Interstate Power & Light Co.	2.300%	6/1/30	3,505	3,029
	Interstate Power & Light Co.	5.700%	10/15/33	2,480	2,522
	Interstate Power & Light Co.	4.950%	9/30/34	3,000	2,887
	IPALCO Enterprises Inc.	4.250%	5/1/30	3,911	3,683
	IPALCO Enterprises Inc.	5.750%	4/1/34	3,300	3,300
[1]	Kentucky Utilities Co.	5.450%	4/15/33	3,360	3,389
[1]	Louisville Gas & Electric Co.	5.450%	4/15/33	3,355	3,390
	MidAmerican Energy Co.	6.750%	12/30/31	2,552	2,812
	National Fuel Gas Co.	2.950%	3/1/31	3,480	2,997
	National Grid plc	5.809%	6/12/33	6,788	6,921
	National Grid plc	5.418%	1/11/34	5,546	5,524
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/30	5,003	4,413
[1]	National Rural Utilities Cooperative Finance Corp.	5.000%	2/7/31	6,832	6,862
	National Rural Utilities Cooperative Finance Corp.	1.350%	3/15/31	4,099	3,284
[1]	National Rural Utilities Cooperative Finance Corp.	1.650%	6/15/31	2,044	1,656
	National Rural Utilities Cooperative Finance Corp.	2.750%	4/15/32	4,910	4,199
	National Rural Utilities Cooperative Finance Corp.	4.150%	12/15/32	2,325	2,167
	National Rural Utilities Cooperative Finance Corp.	5.800%	1/15/33	11,209	11,600
	National Rural Utilities Cooperative Finance Corp.	5.000%	8/15/34	2,850	2,785
[1]	Nevada Power Co.	2.400%	5/1/30	3,973	3,493
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	17,278	14,946
	NextEra Energy Capital Holdings Inc.	2.440%	1/15/32	4,152	3,465
	NextEra Energy Capital Holdings Inc.	5.000%	7/15/32	6,074	5,980
	NextEra Energy Capital Holdings Inc.	5.050%	2/28/33	13,218	12,965
	NextEra Energy Capital Holdings Inc.	5.250%	3/15/34	11,501	11,374
	NextEra Energy Capital Holdings Inc.	6.750%	6/15/54	11,240	11,519
	NiSource Inc.	3.600%	5/1/30	6,825	6,362
	NiSource Inc.	1.700%	2/15/31	6,683	5,466
	NiSource Inc.	5.400%	6/30/33	3,699	3,691
	NiSource Inc.	5.350%	4/1/34	8,620	8,550
	Northern States Power Co.	2.250%	4/1/31	4,052	3,443
	NSTAR Electric Co.	3.950%	4/1/30	3,343	3,192
	NSTAR Electric Co.	5.400%	6/1/34	4,310	4,335
[1]	Ohio Power Co.	2.600%	4/1/30	2,887	2,556
[1]	Ohio Power Co.	1.625%	1/15/31	7,218	5,876
	Ohio Power Co.	5.000%	6/1/33	3,345	3,237
	Ohio Power Co.	5.650%	6/1/34	3,680	3,703
	Oklahoma Gas & Electric Co.	3.300%	3/15/30	1,085	998
	Oklahoma Gas & Electric Co.	3.250%	4/1/30	4,341	3,979
	Oklahoma Gas & Electric Co.	5.400%	1/15/33	3,971	4,002
	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	7,099	6,373
	Oncor Electric Delivery Co. LLC	4.150%	6/1/32	4,643	4,345
	Oncor Electric Delivery Co. LLC	4.550%	9/15/32	6,917	6,648
	Oncor Electric Delivery Co. LLC	5.650%	11/15/33	10,595	10,866

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	ONE Gas Inc.	2.000%	5/15/30	2,810	2,426
	Pacific Gas & Electric Co.	4.550%	7/1/30	34,447	33,349
	Pacific Gas & Electric Co.	2.500%	2/1/31	29,346	25,112
	Pacific Gas & Electric Co.	3.250%	6/1/31	5,977	5,297
	Pacific Gas & Electric Co.	4.400%	3/1/32	4,673	4,396
	Pacific Gas & Electric Co.	5.900%	6/15/32	9,825	10,088
	Pacific Gas & Electric Co.	6.150%	1/15/33	7,285	7,562
	Pacific Gas & Electric Co.	6.400%	6/15/33	6,025	6,358
	Pacific Gas & Electric Co.	6.950%	3/15/34	11,925	13,083
	PacifiCorp	2.700%	9/15/30	3,796	3,352
	PacifiCorp	5.300%	2/15/31	4,009	4,043
	PacifiCorp	7.700%	11/15/31	2,855	3,248
	PacifiCorp	5.450%	2/15/34	7,715	7,667
	PECO Energy Co.	4.900%	6/15/33	1,254	1,232
[1]	PG&E Wildfire Recovery Funding LLC	3.594%	6/1/30	953	923
	Piedmont Natural Gas Co. Inc.	2.500%	3/15/31	4,088	3,489
	Piedmont Natural Gas Co. Inc.	5.400%	6/15/33	3,020	3,020
	Potomac Electric Power Co.	5.200%	3/15/34	2,305	2,287
	PPL Capital Funding Inc.	5.250%	9/1/34	6,100	6,004
	PPL Electric Utilities Corp.	5.000%	5/15/33	5,128	5,064
	PPL Electric Utilities Corp.	4.850%	2/15/34	3,730	3,633
	Progress Energy Inc.	7.000%	10/30/31	4,930	5,453
[1]	Public Service Co. of Colorado	1.900%	1/15/31	4,880	4,072
[1]	Public Service Co. of Colorado	4.100%	6/1/32	4,659	4,368
	Public Service Co. of Colorado	5.350%	5/15/34	3,215	3,218
[1]	Public Service Co. of New Hampshire	2.200%	6/15/31	1,005	845
	Public Service Co. of New Hampshire	5.350%	10/1/33	7,250	7,320
	Public Service Co. of Oklahoma	5.250%	1/15/33	4,275	4,215
	Public Service Co. of Oklahoma	5.200%	1/15/35	2,000	1,937
[1]	Public Service Electric & Gas Co.	2.450%	1/15/30	3,154	2,816
[1]	Public Service Electric & Gas Co.	1.900%	8/15/31	555	457
[1]	Public Service Electric & Gas Co.	3.100%	3/15/32	9,778	8,649
[1]	Public Service Electric & Gas Co.	4.900%	12/15/32	3,715	3,680
[1]	Public Service Electric & Gas Co.	4.650%	3/15/33	7,715	7,463
	Public Service Electric & Gas Co.	5.200%	8/1/33	3,240	3,240
[1]	Public Service Electric & Gas Co.	5.200%	3/1/34	3,750	3,738
	Public Service Electric & Gas Co.	4.850%	8/1/34	5,500	5,347
	Public Service Enterprise Group Inc.	1.600%	8/15/30	11,870	9,878
	Public Service Enterprise Group Inc.	5.450%	4/1/34	4,650	4,639
	Puget Energy Inc.	4.100%	6/15/30	6,581	6,169
	Puget Sound Energy Inc.	5.330%	6/15/34	5,975	5,931
[1]	San Diego Gas & Electric Co.	1.700%	10/1/30	6,497	5,446
[1]	San Diego Gas & Electric Co.	3.000%	3/15/32	4,200	3,660
	Sempra	5.500%	8/1/33	7,169	7,187
	Sempra	6.400%	10/1/54	10,655	10,555
	Sempra	6.625%	4/1/55	2,575	2,570
	Southern California Edison Co.	2.250%	6/1/30	5,975	5,186
[1]	Southern California Edison Co.	2.500%	6/1/31	2,251	1,925
	Southern California Edison Co.	5.450%	6/1/31	5,470	5,555
	Southern California Edison Co.	2.750%	2/1/32	4,070	3,473
	Southern California Edison Co.	5.950%	11/1/32	5,535	5,770
	Southern California Edison Co.	6.000%	1/15/34	4,565	4,777
	Southern California Edison Co.	5.200%	6/1/34	5,665	5,604
[1]	Southern California Gas Co.	2.550%	2/1/30	7,260	6,501
	Southern California Gas Co.	5.200%	6/1/33	5,785	5,756
	Southern California Gas Co.	5.050%	9/1/34	4,838	4,761
[1]	Southern Co.	3.700%	4/30/30	6,587	6,180
	Southern Co.	5.700%	10/15/32	4,823	4,956
	Southern Co.	5.200%	6/15/33	9,855	9,744
	Southern Co.	5.700%	3/15/34	2,385	2,436
[1]	Southern Co. Gas Capital Corp.	1.750%	1/15/31	3,292	2,709
	Southern Co. Gas Capital Corp.	5.150%	9/15/32	4,480	4,463
	Southern Co. Gas Capital Corp.	5.750%	9/15/33	3,924	4,022
	Southern Co. Gas Capital Corp.	4.950%	9/15/34	3,915	3,787
	Southwest Gas Corp.	2.200%	6/15/30	4,150	3,576

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southwest Gas Corp.	4.050%	3/15/32	5,018	4,658
	Southwestern Electric Power Co.	5.300%	4/1/33	4,096	4,051
	Spire Missouri Inc.	4.800%	2/15/33	2,793	2,725
[1]	Spire Missouri Inc.	5.150%	8/15/34	2,650	2,626
	System Energy Resources Inc.	5.300%	12/15/34	2,630	2,578
	Tampa Electric Co.	2.400%	3/15/31	3,454	2,951
	Tucson Electric Power Co.	1.500%	8/1/30	3,498	2,889
	Tucson Electric Power Co.	3.250%	5/15/32	3,085	2,705
	Tucson Electric Power Co.	5.200%	9/15/34	3,485	3,416
	Union Electric Co.	2.950%	3/15/30	4,130	3,758
	Union Electric Co.	2.150%	3/15/32	5,941	4,872
	Union Electric Co.	5.200%	4/1/34	7,335	7,283
	Virginia Electric & Power Co.	2.300%	11/15/31	3,637	3,041
	Virginia Electric & Power Co.	2.400%	3/30/32	4,955	4,140
	Virginia Electric & Power Co.	5.000%	4/1/33	4,860	4,755
	Virginia Electric & Power Co.	5.300%	8/15/33	5,082	5,061
	Virginia Electric & Power Co.	5.000%	1/15/34	75	73
	Virginia Electric & Power Co.	5.050%	8/15/34	5,212	5,085
	WEC Energy Group Inc.	1.800%	10/15/30	2,053	1,716
	Wisconsin Electric Power Co.	4.750%	9/30/32	4,344	4,285
	Wisconsin Electric Power Co.	5.625%	5/15/33	3,025	3,139
	Wisconsin Electric Power Co.	4.600%	10/1/34	1,200	1,143
	Wisconsin Power & Light Co.	3.950%	9/1/32	6,000	5,547
	Wisconsin Power & Light Co.	4.950%	4/1/33	2,545	2,474
	Wisconsin Power & Light Co.	5.375%	3/30/34	2,234	2,223
	Xcel Energy Inc.	3.400%	6/1/30	4,430	4,064
	Xcel Energy Inc.	2.350%	11/15/31	3,878	3,200
	Xcel Energy Inc.	4.600%	6/1/32	7,241	6,893
	Xcel Energy Inc.	5.450%	8/15/33	7,697	7,642
	Xcel Energy Inc.	5.500%	3/15/34	3,821	3,802
					1,432,275
Total Corporate Bonds (Cost $17,110,797)					16,343,814
Sovereign Bonds (4.4%)
[1]	African Development Bank	5.750%	Perpetual	3,000	2,875
[1]	Asian Development Bank	1.875%	1/24/30	23,398	20,672
[1]	Asian Development Bank	0.750%	10/8/30	5,798	4,705
[1]	Asian Development Bank	1.500%	3/4/31	9,713	8,124
	Asian Development Bank	3.125%	4/27/32	6,930	6,307
[1]	Asian Development Bank	3.875%	9/28/32	11,000	10,488
[1]	Asian Development Bank	4.000%	1/12/33	17,470	16,717
[1]	Asian Development Bank	3.875%	6/14/33	19,155	18,119
[1]	Asian Development Bank	4.125%	1/12/34	22,705	21,801
	Asian Infrastructure Investment Bank	4.250%	3/13/34	10,100	9,769
	Equinor ASA	3.125%	4/6/30	13,485	12,436
	Equinor ASA	2.375%	5/22/30	8,371	7,424
[1]	European Bank for Reconstruction & Development	4.250%	3/13/34	9,840	9,519
	European Investment Bank	0.875%	5/17/30	8,718	7,232
	European Investment Bank	3.625%	7/15/30	41,390	39,681
	European Investment Bank	0.750%	9/23/30	12,310	10,017
	European Investment Bank	1.250%	2/14/31	38,299	31,634
	European Investment Bank	1.625%	5/13/31	13,716	11,527
	European Investment Bank	4.375%	10/10/31	12,680	12,533
	European Investment Bank	3.750%	2/14/33	42,862	40,365
	European Investment Bank	4.125%	2/13/34	39,330	37,725
[4]	Export Development Canada	4.750%	6/5/34	8,210	8,248
	Export-Import Bank of Korea	1.250%	9/21/30	6,590	5,411
	Export-Import Bank of Korea	1.375%	2/9/31	2,650	2,145
	Export-Import Bank of Korea	2.125%	1/18/32	9,345	7,718
	Export-Import Bank of Korea	4.500%	9/15/32	4,240	4,077
	Export-Import Bank of Korea	5.125%	1/11/33	8,570	8,587
	Export-Import Bank of Korea	5.125%	9/18/33	5,700	5,709
[1]	Hong Kong Government International Bond	1.750%	11/24/31	8,160	6,787
[1]	Hydro-Quebec	8.500%	12/1/29	2,675	3,057

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Hydro-Quebec	9.375%	4/15/30	2,745	3,270
[1]	Inter-American Development Bank	1.125%	1/13/31	37,272	30,573
[1]	Inter-American Development Bank	3.625%	9/17/31	11,250	10,631
[1]	Inter-American Development Bank	3.500%	4/12/33	21,924	20,193
[1]	Inter-American Development Bank	4.500%	9/13/33	26,250	25,925
	Inter-American Development Bank	4.375%	7/17/34	19,560	19,081
	International Bank for Reconstruction & Development	3.875%	2/14/30	39,360	38,275
[1]	International Bank for Reconstruction & Development	1.615%	3/11/30	625	534
	International Bank for Reconstruction & Development	0.875%	5/14/30	46,369	38,457
	International Bank for Reconstruction & Development	4.000%	7/25/30	34,615	33,778
	International Bank for Reconstruction & Development	0.750%	8/26/30	25,138	20,471
	International Bank for Reconstruction & Development	4.000%	1/10/31	26,420	25,626
	International Bank for Reconstruction & Development	1.250%	2/10/31	37,167	30,661
	International Bank for Reconstruction & Development	4.500%	4/10/31	35,155	35,003
	International Bank for Reconstruction & Development	1.625%	11/3/31	48,575	40,220
	International Bank for Reconstruction & Development	2.500%	3/29/32	30,380	26,527
	International Bank for Reconstruction & Development	4.750%	11/14/33	18,660	18,769
	International Bank for Reconstruction & Development	3.875%	8/28/34	27,338	25,645
	International Finance Corp.	0.750%	8/27/30	8,330	6,788
[5]	Japan Bank for International Cooperation	1.250%	1/21/31	12,546	10,256
[5]	Japan Bank for International Cooperation	4.375%	1/24/31	10,880	10,664
[5]	Japan Bank for International Cooperation	1.875%	4/15/31	20,874	17,621
[5]	Japan Bank for International Cooperation	4.625%	4/17/34	6,061	5,967
[5]	Japan International Cooperation Agency	1.000%	7/22/30	4,550	3,721
[5]	Japan International Cooperation Agency	1.750%	4/28/31	4,808	4,004
[6]	KFW	0.750%	9/30/30	20,104	16,358
[6]	KFW	4.750%	10/29/30	17,884	18,121
[6]	KFW	4.125%	7/15/33	34,960	33,707
[6]	KFW	4.375%	2/28/34	15,140	14,828
	Korea Development Bank	1.625%	1/19/31	3,835	3,153
	Korea Development Bank	2.000%	10/25/31	2,821	2,324
	Korea Development Bank	4.250%	9/8/32	3,940	3,729
	Korea Development Bank	4.375%	2/15/33	8,575	8,164
	Korea Development Bank	5.625%	10/23/33	1,760	1,824
[6]	Landwirtschaftliche Rentenbank	0.875%	9/3/30	12,850	10,525
[1,6]	Landwirtschaftliche Rentenbank	5.000%	10/24/33	8,430	8,631
[1]	Oriental Republic of Uruguay	4.375%	1/23/31	18,090	17,528
[1]	Oriental Republic of Uruguay	5.750%	10/28/34	17,160	17,620
	Province of Alberta	1.300%	7/22/30	16,589	13,854
	Province of Alberta	4.500%	1/24/34	11,210	10,839
	Province of British Columbia	1.300%	1/29/31	14,495	11,882
	Province of British Columbia	4.200%	7/6/33	17,885	17,003
	Province of British Columbia	4.750%	6/12/34	19,837	19,525
	Province of Manitoba	4.300%	7/27/33	9,625	9,202
	Province of Manitoba	4.900%	5/31/34	8,617	8,577
	Province of Ontario	1.125%	10/7/30	12,733	10,476
	Province of Ontario	1.600%	2/25/31	11,287	9,407
	Province of Ontario	1.800%	10/14/31	8,560	7,092
[1]	Province of Ontario	2.125%	1/21/32	12,417	10,452
	Province of Ontario	5.050%	4/24/34	14,455	14,554
	Province of Quebec	1.350%	5/28/30	14,035	11,823
	Province of Quebec	1.900%	4/21/31	6,790	5,741
	Province of Quebec	4.500%	9/8/33	12,495	12,145
	Province of Quebec	4.250%	9/5/34	21,080	19,931
[1]	Republic of Chile	2.450%	1/31/31	12,137	10,396
[1]	Republic of Chile	2.550%	1/27/32	12,472	10,450
[1]	Republic of Chile	2.550%	7/27/33	18,808	15,160
[1]	Republic of Chile	3.500%	1/31/34	12,360	10,653
	Republic of Indonesia	2.850%	2/14/30	9,960	8,911
	Republic of Indonesia	3.850%	10/15/30	12,155	11,329
	Republic of Indonesia	1.850%	3/12/31	10,930	8,945
[1]	Republic of Indonesia	2.150%	7/28/31	9,965	8,219
[1]	Republic of Indonesia	3.550%	3/31/32	10,665	9,539
[1]	Republic of Indonesia	4.650%	9/20/32	11,524	10,982
[1]	Republic of Indonesia	4.850%	1/11/33	11,075	10,686

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Republic of Indonesia	4.700%	2/10/34	5,498	5,215
[1]	Republic of Indonesia	4.750%	9/10/34	8,065	7,654
	Republic of Korea	1.000%	9/16/30	5,270	4,317
	Republic of Korea	1.750%	10/15/31	4,975	4,110
[1]	Republic of Panama	3.160%	1/23/30	12,645	10,558
[1]	Republic of Panama	7.500%	3/1/31	8,390	8,505
[1]	Republic of Panama	2.252%	9/29/32	20,862	14,585
[1]	Republic of Panama	3.298%	1/19/33	8,261	6,214
	Republic of Peru	2.844%	6/20/30	3,956	3,478
[1]	Republic of Peru	2.783%	1/23/31	26,705	22,768
[1]	Republic of Peru	1.862%	12/1/32	9,048	6,852
	Republic of Peru	8.750%	11/21/33	17,927	21,303
[1]	Republic of Peru	3.000%	1/15/34	19,475	15,647
[1]	Republic of Poland	5.750%	11/16/32	12,475	12,717
[1]	Republic of Poland	4.875%	10/4/33	21,890	21,005
[1]	Republic of Poland	5.125%	9/18/34	23,445	22,675
	Republic of the Philippines	9.500%	2/2/30	16,150	19,297
	Republic of the Philippines	4.375%	3/5/30	4,750	4,587
	Republic of the Philippines	2.457%	5/5/30	10,054	8,798
	Republic of the Philippines	7.750%	1/14/31	14,399	16,240
	Republic of the Philippines	1.648%	6/10/31	10,309	8,285
	Republic of the Philippines	1.950%	1/6/32	6,490	5,212
	Republic of the Philippines	6.375%	1/15/32	8,682	9,199
	Republic of the Philippines	3.556%	9/29/32	5,680	5,058
	Republic of the Philippines	5.609%	4/13/33	6,300	6,393
	Republic of the Philippines	5.000%	7/17/33	10,480	10,223
	Republic of the Philippines	5.250%	5/14/34	10,365	10,219
	Republic of the Philippines	6.375%	10/23/34	14,000	15,039
[1]	State of Israel	2.500%	1/15/30	8,730	7,584
[1]	State of Israel	2.750%	7/3/30	16,245	14,115
[1]	State of Israel	4.500%	1/17/33	16,148	14,802
[1]	State of Israel	5.500%	3/12/34	25,065	24,436
[1]	Svensk Exportkredit AB	4.875%	10/4/30	10,365	10,479
[1]	United Mexican States	3.250%	4/16/30	18,159	15,805
[1]	United Mexican States	2.659%	5/24/31	31,249	25,324
[1]	United Mexican States	8.300%	8/15/31	4,790	5,539
[1]	United Mexican States	4.750%	4/27/32	20,303	18,397
[1]	United Mexican States	7.500%	4/8/33	5,655	6,107
[1]	United Mexican States	4.875%	5/19/33	20,365	18,217
[1]	United Mexican States	3.500%	2/12/34	23,200	18,419
[1]	United Mexican States	6.750%	9/27/34	14,365	14,538
Total Sovereign Bonds (Cost $1,995,022)					1,858,269
Taxable Municipal Bonds (0.4%)
	Alabama Economic Settlement Authority BP Settlement Revenue	3.163%	9/15/25	325	321
	California GO	2.500%	10/1/29	2,850	2,597
	California GO	1.750%	11/1/30	5,000	4,225
	California GO	5.750%	10/1/31	1,200	1,258
	California GO	6.000%	3/1/33	3,100	3,306
	California GO	4.500%	4/1/33	2,000	1,927
	California GO	7.500%	4/1/34	10,300	11,751
	California GO	5.150%	9/1/34	2,575	2,581
	Connecticut GO	5.850%	3/15/32	9,085	9,544
	Cook County IL GO	6.229%	11/15/34	925	962
	Florida State Board of Administration Finance Corp. Revenue	2.154%	7/1/30	12,000	10,344
	Florida State Board of Administration Finance Corp. Revenue	5.526%	7/1/34	8,300	8,383
	Illinois GO	5.100%	6/1/33	59,459	58,620
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	3,200	3,331
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	4.433%	1/1/33	2,655	2,610
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.081%	6/1/31	2,660	2,674
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.145%	2/1/33	5,800	5,633
	Massachusetts GO	4.500%	8/1/31	5,150	5,018
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	1.753%	8/15/30	2,600	2,277

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts SO Revenue	4.110%	7/15/31	1,980	1,934
	National Finance Authority NH Revenue	3.300%	4/1/32	2,650	2,138
	New York City NY GO	5.206%	10/1/31	3,070	3,042
	San Jose California Redevelopment Agency Successor Agency Tax Allocation	3.375%	8/1/34	775	688
	Texas Transportation Commission State Highway Revenue	5.178%	4/1/30	7,280	7,349
	University of California Regents Medical Center Pooled Revenue	4.132%	5/15/32	3,000	2,846
	University of California Revenue	1.614%	5/15/30	7,225	6,153
Total Taxable Municipal Bonds (Cost $168,204)					161,512
				Shares
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[7]	Vanguard Market Liquidity Fund (Cost $158,297)	4.466%		1,583,073	158,308
Total Investments (99.4%) (Cost $44,292,940)					41,981,472
Other Assets and Liabilities—Net (0.6%)					274,223
Net Assets (100%)					42,255,695
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2024, the aggregate value was $233,953,000, representing 0.6% of net assets.
4	Guaranteed by the Government of Canada.
5	Guaranteed by the Government of Japan.
6	Guaranteed by the Federal Republic of Germany.
7	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
SO—Special Obligation.
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Bond Index Fund
Statement of Assets and Liabilities
As of December 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $44,134,643)	41,823,164
Affiliated Issuers (Cost $158,297)	158,308
Total Investments in Securities	41,981,472
Investment in Vanguard	1,122
Cash	26
Receivables for Investment Securities Sold	532,546
Receivables for Accrued Income	409,283
Receivables for Capital Shares Issued	58,176
Other Assets	86
Total Assets	42,982,711
Liabilities
Payables for Investment Securities Purchased	642,590
Payables for Capital Shares Redeemed	73,838
Payables for Distributions	9,610
Payables to Vanguard	978
Total Liabilities	727,016
Net Assets	42,255,695
At December 31, 2024, net assets consisted of:

Paid-in Capital	47,685,278
Total Distributable Earnings (Loss)	(5,429,583)
Net Assets	42,255,695

Investor Shares—Net Assets
Applicable to 4,420,369 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	44,770
Net Asset Value Per Share—Investor Shares	$10.13

ETF Shares—Net Assets
Applicable to 277,654,060 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	20,730,969
Net Asset Value Per Share—ETF Shares	$74.66

Admiral™ Shares—Net Assets
Applicable to 1,712,558,792 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	17,345,613
Net Asset Value Per Share—Admiral Shares	$10.13

Institutional Shares—Net Assets
Applicable to 272,369,654 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,758,623
Net Asset Value Per Share—Institutional Shares	$10.13

Institutional Plus Shares—Net Assets
Applicable to 135,830,593 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,375,720
Net Asset Value Per Share—Institutional Plus Shares	$10.13
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Bond Index Fund
Statement of Operations

Year Ended December 31, 2024
($000)
Investment Income
Income
Interest[1]	1,519,286
Total Income	1,519,286
Expenses
The Vanguard Group—Note B
Investment Advisory Services	751
Management and Administrative—Investor Shares	64
Management and Administrative—ETF Shares	5,117
Management and Administrative—Admiral Shares	10,423
Management and Administrative—Institutional Shares	1,225
Management and Administrative—Institutional Plus Shares	359
Marketing and Distribution—Investor Shares	2
Marketing and Distribution—ETF Shares	768
Marketing and Distribution—Admiral Shares	883
Marketing and Distribution—Institutional Shares	93
Marketing and Distribution—Institutional Plus Shares	35
Custodian Fees	78
Auditing Fees	43
Shareholders’ Reports and Proxy Fees—Investor Shares	1
Shareholders’ Reports and Proxy Fees—ETF Shares	1,079
Shareholders’ Reports and Proxy Fees—Admiral Shares	341
Shareholders’ Reports and Proxy Fees—Institutional Shares	66
Shareholders’ Reports and Proxy Fees—Institutional Plus Shares	30
Trustees’ Fees and Expenses	23
Other Expenses	23
Total Expenses	21,404
Net Investment Income	1,497,882
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	(708,143)
Futures Contracts	59
Swap Contracts	(154)
Realized Net Gain (Loss)	(708,238)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	(217,921)
Net Increase (Decrease) in Net Assets Resulting from Operations	571,723
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $6,057,000, $17,000, and $11,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $3,367,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Bond Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,497,882	1,131,986
Realized Net Gain (Loss)	(708,238)	(1,384,919)
Change in Unrealized Appreciation (Depreciation)	(217,921)	2,357,950
Net Increase (Decrease) in Net Assets Resulting from Operations	571,723	2,105,017
Distributions
Investor Shares	(1,707)	(1,751)
ETF Shares	(699,751)	(475,961)
Admiral Shares	(644,889)	(511,890)
Institutional Shares	(109,355)	(91,632)
Institutional Plus Shares	(42,767)	(49,711)
Total Distributions	(1,498,469)	(1,130,945)
Capital Share Transactions
Investor Shares	(7,264)	(11,845)
ETF Shares	4,420,197	3,422,614
Admiral Shares	677,667	817,668
Institutional Shares	(106,166)	143,565
Institutional Plus Shares	450,248	(717,429)
Net Increase (Decrease) from Capital Share Transactions	5,434,682	3,654,573
Total Increase (Decrease)	4,507,936	4,628,645
Net Assets
Beginning of Period	37,747,759	33,119,114
End of Period	42,255,695	37,747,759
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Bond Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.36	$10.08	$11.89	$12.59	$11.81
Investment Operations
Net Investment Income[1]	.376	.311	.228	.221	.271
Net Realized and Unrealized Gain (Loss) on Investments	(.230)	.281	(1.806)	(.529)	.868
Total from Investment Operations	.146	.592	(1.578)	(.308)	1.139
Distributions
Dividends from Net Investment Income	(.376)	(.312)	(.229)	(.219)	(.271)
Distributions from Realized Capital Gains	—	—	(.003)	(.173)	(.088)
Total Distributions	(.376)	(.312)	(.232)	(.392)	(.359)
Net Asset Value, End of Period	$10.13	$10.36	$10.08	$11.89	$12.59
Total Return[2]	1.43%	5.99%	-13.34%	-2.44%	9.71%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$45	$53	$63	$103	$170
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%[3]	0.15%[3]	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	3.67%	3.07%	2.13%	1.81%	2.18%
Portfolio Turnover Rate[4]	55%	63%	46%	46%	55%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.15%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Bond Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$76.37	$74.25	$87.63	$92.73	$87.08
Investment Operations
Net Investment Income[1]	2.861	2.394	1.783	1.715	2.080
Net Realized and Unrealized Gain (Loss) on Investments	(1.739)	2.087	(13.370)	(3.817)	6.313
Total from Investment Operations	1.122	4.481	(11.587)	(2.102)	8.393
Distributions
Dividends from Net Investment Income	(2.832)	(2.361)	(1.772)	(1.719)	(2.094)
Distributions from Realized Capital Gains	—	—	(.021)	(1.279)	(.649)
Total Distributions	(2.832)	(2.361)	(1.793)	(2.998)	(2.743)
Net Asset Value, End of Period	$74.66	$76.37	$74.25	$87.63	$92.73
Total Return	1.49%	6.16%	-13.30%	-2.27%	9.71%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$20,731	$16,751	$12,916	$14,359	$15,482
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%[2]	0.04%[2]	0.04%	0.05%
Ratio of Net Investment Income to Average Net Assets	3.78%	3.21%	2.27%	1.91%	2.27%
Portfolio Turnover Rate[3]	55%	63%	46%	46%	55%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Bond Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.36	$10.08	$11.89	$12.59	$11.81
Investment Operations
Net Investment Income[1]	.384	.321	.238	.229	.280
Net Realized and Unrealized Gain (Loss) on Investments	(.230)	.279	(1.807)	(.527)	.869
Total from Investment Operations	.154	.600	(1.569)	(.298)	1.149
Distributions
Dividends from Net Investment Income	(.384)	(.320)	(.238)	(.229)	(.281)
Distributions from Realized Capital Gains	—	—	(.003)	(.173)	(.088)
Total Distributions	(.384)	(.320)	(.241)	(.402)	(.369)
Net Asset Value, End of Period	$10.13	$10.36	$10.08	$11.89	$12.59
Total Return[2]	1.51%	6.07%	-13.27%	-2.36%	9.80%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17,346	$17,061	$15,779	$18,773	$20,241
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%[3]	0.07%[3]	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	3.75%	3.17%	2.24%	1.88%	2.25%
Portfolio Turnover Rate[4]	55%	63%	46%	46%	55%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Bond Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.36	$10.08	$11.89	$12.59	$11.81
Investment Operations
Net Investment Income[1]	.386	.322	.240	.232	.283
Net Realized and Unrealized Gain (Loss) on Investments	(.230)	.280	(1.807)	(.527)	.868
Total from Investment Operations	.156	.602	(1.567)	(.295)	1.151
Distributions
Dividends from Net Investment Income	(.386)	(.322)	(.240)	(.232)	(.283)
Distributions from Realized Capital Gains	—	—	(.003)	(.173)	(.088)
Total Distributions	(.386)	(.322)	(.243)	(.405)	(.371)
Net Asset Value, End of Period	$10.13	$10.36	$10.08	$11.89	$12.59
Total Return	1.53%	6.09%	-13.25%	-2.34%	9.82%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,759	$2,931	$2,706	$3,271	$3,527
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%[2]	0.05%[2]	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	3.77%	3.18%	2.26%	1.90%	2.28%
Portfolio Turnover Rate[3]	55%	63%	46%	46%	55%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Bond Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.36	$10.08	$11.89	$12.59	$11.81
Investment Operations
Net Investment Income[1]	.389	.322	.242	.233	.285
Net Realized and Unrealized Gain (Loss) on Investments	(.232)	.281	(1.808)	(.527)	.868
Total from Investment Operations	.157	.603	(1.566)	(.294)	1.153
Distributions
Dividends from Net Investment Income	(.387)	(.323)	(.241)	(.233)	(.285)
Distributions from Realized Capital Gains	—	—	(.003)	(.173)	(.088)
Total Distributions	(.387)	(.323)	(.244)	(.406)	(.373)
Net Asset Value, End of Period	$10.13	$10.36	$10.08	$11.89	$12.59
Total Return	1.54%	6.10%	-13.24%	-2.33%	9.83%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,376	$951	$1,655	$1,786	$1,777
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%[2]	0.04%[2]	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	3.79%	3.18%	2.28%	1.91%	2.29%
Portfolio Turnover Rate[3]	55%	63%	46%	46%	55%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Bond Index Fund
Notes to Financial Statements
Vanguard Intermediate-Term Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2024, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at December 31, 2024.
3. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Intermediate-Term Bond Index Fund
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the year ended December 31, 2024, the fund's average amounts of investments in credit protection sold and credit protection purchased represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period. The fund had no open credit default swap contracts at December 31, 2024.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2024, the fund had contributed to Vanguard capital in the amount of $1,122,000, representing less than 0.01% of the fund’s net assets and 0.45% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

Intermediate-Term Bond Index Fund
The following table summarizes the market value of the fund's investments as of December 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	23,459,569	—	23,459,569
Corporate Bonds	—	16,343,814	—	16,343,814
Sovereign Bonds	—	1,858,269	—	1,858,269
Taxable Municipal Bonds	—	161,512	—	161,512
Temporary Cash Investments	158,308	—	—	158,308
Total	158,308	41,823,164	—	41,981,472
D.  Realized net gain (loss) on derivatives for the year ended December 31, 2024, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	59	—	59
Swap Contracts	—	(154)	(154)
Realized Net Gain (Loss) on Derivatives	59	(154)	(95)
E.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions and swap agreements were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	3,359
Total Distributable Earnings (Loss)	(3,359)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	2,087
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(2,380,931)
Capital Loss Carryforwards	(3,050,739)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	(5,429,583)
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	1,498,469	1,130,945
Long-Term Capital Gains	—	—
Total	1,498,469	1,130,945
*	Includes short-term capital gains, if any.

Intermediate-Term Bond Index Fund
As of December 31, 2024, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	44,362,403
Gross Unrealized Appreciation	141,031
Gross Unrealized Depreciation	(2,521,962)
Net Unrealized Appreciation (Depreciation)	(2,380,931)
F.  During the year ended December 31, 2024, the fund purchased $5,327,339,000 of investment securities and sold $5,262,135,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $17,279,447,000 and $16,433,628,000, respectively. In addition, the fund purchased and sold investment securities of $4,455,080,000 and $134,687,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2024, such purchases were $5,621,000 and sales were $12,793,000, resulting in net realized loss of $1,055,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.  Capital share transactions for each class of shares were:
	Year Ended December 31,
	2024		2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	8,792	859	9,068	899
Issued in Lieu of Cash Distributions	1,707	167	1,751	173
Redeemed	(17,763)	(1,727)	(22,664)	(2,225)
Net Increase (Decrease)—Investor Shares	(7,264)	(701)	(11,845)	(1,153)
ETF Shares
Issued	4,557,017	60,100	3,897,934	51,900
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(136,820)	(1,800)	(475,320)	(6,500)
Net Increase (Decrease)—ETF Shares	4,420,197	58,300	3,422,614	45,400
Admiral Shares
Issued	4,353,047	424,446	4,164,775	412,108
Issued in Lieu of Cash Distributions	545,346	53,263	435,135	42,979
Redeemed	(4,220,726)	(411,625)	(3,782,242)	(374,403)
Net Increase (Decrease)—Admiral Shares	677,667	66,084	817,668	80,684
Institutional Shares
Issued	604,553	59,131	765,597	75,593
Issued in Lieu of Cash Distributions	101,327	9,899	86,496	8,540
Redeemed	(812,046)	(79,561)	(708,528)	(69,797)
Net Increase (Decrease)—Institutional Shares	(106,166)	(10,531)	143,565	14,336
Institutional Plus Shares
Issued	537,443	52,635	272,212	26,698
Issued in Lieu of Cash Distributions	42,767	4,174	26,798	2,650
Redeemed	(129,962)	(12,726)	(1,016,439)	(101,827)
Net Increase (Decrease)—Institutional Plus Shares	450,248	44,083	(717,429)	(72,479)
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.

Intermediate-Term Bond Index Fund
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Long-Term Bond Index Fund
Financial Statements
Schedule of Investments
As of December 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (49.4%)
U.S. Government Securities (49.0%)
United States Treasury Note/Bond	4.250%	11/15/34	9,572	9,328
United States Treasury Note/Bond	4.500%	2/15/36	9,580	9,562
United States Treasury Note/Bond	4.750%	2/15/37	4,590	4,653
United States Treasury Note/Bond	5.000%	5/15/37	7,220	7,475
United States Treasury Note/Bond	4.375%	2/15/38	8,356	8,125
United States Treasury Note/Bond	4.500%	5/15/38	12,434	12,242
United States Treasury Note/Bond	3.500%	2/15/39	12,637	11,071
United States Treasury Note/Bond	4.250%	5/15/39	19,672	18,669
United States Treasury Note/Bond	4.500%	8/15/39	18,423	17,928
United States Treasury Note/Bond	4.375%	11/15/39	23,056	22,101
United States Treasury Note/Bond	4.625%	2/15/40	22,695	22,340
United States Treasury Note/Bond	1.125%	5/15/40	66,861	40,221
United States Treasury Note/Bond	4.375%	5/15/40	21,395	20,469
United States Treasury Note/Bond	1.125%	8/15/40	76,856	45,825
United States Treasury Note/Bond	3.875%	8/15/40	21,080	18,975
United States Treasury Note/Bond	1.375%	11/15/40	89,570	55,421
United States Treasury Note/Bond	4.250%	11/15/40	21,110	19,843
United States Treasury Note/Bond	1.875%	2/15/41	115,766	77,509
United States Treasury Note/Bond	4.750%	2/15/41	21,887	21,791
United States Treasury Note/Bond	2.250%	5/15/41	94,095	66,749
United States Treasury Note/Bond	4.375%	5/15/41	20,840	19,844
United States Treasury Note/Bond	1.750%	8/15/41	127,877	82,760
United States Treasury Note/Bond	3.750%	8/15/41	20,920	18,403
United States Treasury Note/Bond	2.000%	11/15/41	102,971	69,151
United States Treasury Note/Bond	3.125%	11/15/41	22,947	18,458
United States Treasury Note/Bond	2.375%	2/15/42	89,566	63,746
United States Treasury Note/Bond	3.125%	2/15/42	23,285	18,679
United States Treasury Note/Bond	3.000%	5/15/42	21,945	17,213
United States Treasury Note/Bond	3.250%	5/15/42	72,101	58,650
United States Treasury Note/Bond	2.750%	8/15/42	23,403	17,574
United States Treasury Note/Bond	3.375%	8/15/42	60,893	50,256
United States Treasury Note/Bond	2.750%	11/15/42	32,063	23,947
United States Treasury Note/Bond	4.000%	11/15/42	65,395	58,845
United States Treasury Note/Bond	3.125%	2/15/43	29,165	23,031
United States Treasury Note/Bond	3.875%	2/15/43	66,946	59,080
United States Treasury Note/Bond	2.875%	5/15/43	47,625	36,061
United States Treasury Note/Bond	3.875%	5/15/43	61,313	53,994
United States Treasury Note/Bond	3.625%	8/15/43	38,174	32,341
United States Treasury Note/Bond	4.375%	8/15/43	72,205	67,974
United States Treasury Note/Bond	3.750%	11/15/43	38,890	33,482
United States Treasury Note/Bond	4.750%	11/15/43	74,060	73,157
United States Treasury Note/Bond	3.625%	2/15/44	41,329	34,858
United States Treasury Note/Bond	4.500%	2/15/44	69,904	66,758
United States Treasury Note/Bond	3.375%	5/15/44	40,690	32,972
United States Treasury Note/Bond	4.625%	5/15/44	68,327	66,277
United States Treasury Note/Bond	3.125%	8/15/44	49,369	38,323
United States Treasury Note/Bond	4.125%	8/15/44	66,434	60,164
United States Treasury Note/Bond	3.000%	11/15/44	39,613	30,069
United States Treasury Note/Bond	4.625%	11/15/44	39,528	38,342
United States Treasury Note/Bond	2.500%	2/15/45	53,941	37,422
United States Treasury Note/Bond	3.000%	5/15/45	27,098	20,476
United States Treasury Note/Bond	2.875%	8/15/45	36,197	26,695
United States Treasury Note/Bond	3.000%	11/15/45	21,985	16,530
United States Treasury Note/Bond	2.500%	2/15/46	43,175	29,507
United States Treasury Note/Bond	2.500%	5/15/46	45,621	31,058
United States Treasury Note/Bond	2.250%	8/15/46	53,576	34,590
United States Treasury Note/Bond	2.875%	11/15/46	25,209	18,316
United States Treasury Note/Bond	3.000%	2/15/47	50,559	37,477
United States Treasury Note/Bond	3.000%	5/15/47	36,042	26,649

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	2.750%	8/15/47	53,206	37,427
	United States Treasury Note/Bond	2.750%	11/15/47	53,041	37,228
	United States Treasury Note/Bond	3.000%	2/15/48	60,760	44,583
	United States Treasury Note/Bond	3.125%	5/15/48	64,581	48,396
	United States Treasury Note/Bond	3.000%	8/15/48	71,978	52,589
	United States Treasury Note/Bond	3.375%	11/15/48	73,056	57,086
	United States Treasury Note/Bond	3.000%	2/15/49	77,611	56,486
	United States Treasury Note/Bond	2.875%	5/15/49	75,140	53,302
	United States Treasury Note/Bond	2.250%	8/15/49	67,391	41,751
	United States Treasury Note/Bond	2.375%	11/15/49	68,781	43,730
	United States Treasury Note/Bond	2.000%	2/15/50	86,120	50,031
	United States Treasury Note/Bond	1.250%	5/15/50	100,166	47,516
	United States Treasury Note/Bond	1.375%	8/15/50	113,252	55,246
	United States Treasury Note/Bond	1.625%	11/15/50	112,002	58,434
	United States Treasury Note/Bond	1.875%	2/15/51	125,624	69,918
	United States Treasury Note/Bond	2.375%	5/15/51	126,153	79,397
	United States Treasury Note/Bond	2.000%	8/15/51	125,774	71,888
	United States Treasury Note/Bond	1.875%	11/15/51	112,010	61,816
	United States Treasury Note/Bond	2.250%	2/15/52	105,988	64,305
	United States Treasury Note/Bond	2.875%	5/15/52	97,679	68,345
	United States Treasury Note/Bond	3.000%	8/15/52	95,161	68,337
	United States Treasury Note/Bond	4.000%	11/15/52	93,760	81,747
	United States Treasury Note/Bond	3.625%	2/15/53	93,734	76,217
	United States Treasury Note/Bond	3.625%	5/15/53	97,571	79,414
	United States Treasury Note/Bond	4.125%	8/15/53	108,926	97,132
	United States Treasury Note/Bond	4.750%	11/15/53	113,697	112,578
	United States Treasury Note/Bond	4.250%	2/15/54	119,052	108,728
	United States Treasury Note/Bond	4.625%	5/15/54	108,912	105,968
	United States Treasury Note/Bond	4.250%	8/15/54	118,239	108,152
	United States Treasury Note/Bond	4.500%	11/15/54	75,730	72,298
					4,063,471
Agency Bonds and Notes (0.4%)
	Federal Home Loan Banks	5.625%	3/14/36	900	956
	Federal Home Loan Banks	5.500%	7/15/36	2,805	2,974
[1,2]	Federal Home Loan Mortgage Corp.	0.000%	11/15/38	240	118
[2]	Federal National Mortgage Assn.	5.625%	7/15/37	3,391	3,631
[2]	Federal National Mortgage Assn.	6.210%	8/6/38	930	1,050
	Tennessee Valley Authority	4.650%	6/15/35	3,180	3,140
	Tennessee Valley Authority	5.880%	4/1/36	4,395	4,763
	Tennessee Valley Authority	5.980%	4/1/36	1,000	1,092
	Tennessee Valley Authority	6.150%	1/15/38	385	425
	Tennessee Valley Authority	5.500%	6/15/38	1,240	1,293
	Tennessee Valley Authority	5.250%	9/15/39	3,795	3,870
	Tennessee Valley Authority	4.875%	1/15/48	2,720	2,582
	Tennessee Valley Authority	4.250%	9/15/52	985	839
	Tennessee Valley Authority	5.375%	4/1/56	970	988
	Tennessee Valley Authority	4.625%	9/15/60	1,110	986
	Tennessee Valley Authority	4.250%	9/15/65	2,750	2,264
					30,971
Total U.S. Government and Agency Obligations (Cost $5,131,623)					4,094,442
Corporate Bonds (44.5%)
Communications (5.1%)
	Alphabet Inc.	1.900%	8/15/40	1,610	1,050
	Alphabet Inc.	2.050%	8/15/50	5,745	3,181
	Alphabet Inc.	2.250%	8/15/60	500	270
	America Movil SAB de CV	6.375%	3/1/35	1,690	1,787
	America Movil SAB de CV	6.125%	11/15/37	930	954
	America Movil SAB de CV	6.125%	3/30/40	3,737	3,824
	America Movil SAB de CV	4.375%	7/16/42	1,994	1,668
	America Movil SAB de CV	4.375%	4/22/49	2,436	1,984
	AppLovin Corp.	5.950%	12/1/54	1,100	1,084
	AT&T Inc.	4.500%	5/15/35	5,599	5,177
	AT&T Inc.	5.250%	3/1/37	775	756
	AT&T Inc.	4.900%	8/15/37	1,000	942
	AT&T Inc.	4.850%	3/1/39	3,215	2,977
	AT&T Inc.	5.350%	9/1/40	160	154
	AT&T Inc.	3.500%	6/1/41	6,444	4,931
	AT&T Inc.	4.300%	12/15/42	2,985	2,480

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AT&T Inc.	4.650%	6/1/44	975	829
	AT&T Inc.	4.800%	6/15/44	1,008	878
	AT&T Inc.	4.350%	6/15/45	1,062	871
	AT&T Inc.	4.750%	5/15/46	3,810	3,304
[1]	AT&T Inc.	5.150%	11/15/46	1,000	918
	AT&T Inc.	4.500%	3/9/48	3,860	3,178
	AT&T Inc.	4.550%	3/9/49	870	721
	AT&T Inc.	3.650%	6/1/51	6,146	4,329
	AT&T Inc.	3.500%	9/15/53	13,946	9,383
	AT&T Inc.	3.550%	9/15/55	14,060	9,467
	AT&T Inc.	3.800%	12/1/57	11,174	7,723
	AT&T Inc.	3.650%	9/15/59	13,628	9,022
	AT&T Inc.	3.850%	6/1/60	2,538	1,757
	Bell Telephone Co. of Canada or Bell Canada	4.464%	4/1/48	2,386	1,928
	Bell Telephone Co. of Canada or Bell Canada	4.300%	7/29/49	400	313
[1]	Bell Telephone Co. of Canada or Bell Canada	3.650%	3/17/51	1,150	794
[1]	Bell Telephone Co. of Canada or Bell Canada	3.200%	2/15/52	1,090	690
	Bell Telephone Co. of Canada or Bell Canada	3.650%	8/15/52	1,220	838
	Bell Telephone Co. of Canada or Bell Canada	5.550%	2/15/54	560	525
	Charter Communications Operating LLC	6.384%	10/23/35	3,285	3,278
	Charter Communications Operating LLC	5.375%	4/1/38	975	870
	Charter Communications Operating LLC	3.500%	6/1/41	852	584
	Charter Communications Operating LLC	3.500%	3/1/42	3,664	2,489
	Charter Communications Operating LLC	6.484%	10/23/45	6,862	6,477
	Charter Communications Operating LLC	5.375%	5/1/47	4,454	3,635
	Charter Communications Operating LLC	5.750%	4/1/48	5,119	4,378
	Charter Communications Operating LLC	5.125%	7/1/49	807	634
	Charter Communications Operating LLC	4.800%	3/1/50	5,686	4,267
	Charter Communications Operating LLC	3.700%	4/1/51	3,871	2,426
	Charter Communications Operating LLC	3.900%	6/1/52	4,504	2,894
	Charter Communications Operating LLC	5.250%	4/1/53	885	712
	Charter Communications Operating LLC	3.850%	4/1/61	2,915	1,757
	Charter Communications Operating LLC	4.400%	12/1/61	2,320	1,539
	Charter Communications Operating LLC	3.950%	6/30/62	2,768	1,682
	Charter Communications Operating LLC	5.500%	4/1/63	2,160	1,713
	Comcast Corp.	5.650%	6/15/35	884	902
	Comcast Corp.	4.400%	8/15/35	2,167	1,993
	Comcast Corp.	3.200%	7/15/36	2,316	1,867
	Comcast Corp.	3.900%	3/1/38	1,790	1,503
	Comcast Corp.	4.600%	10/15/38	2,722	2,458
	Comcast Corp.	3.250%	11/1/39	2,154	1,633
	Comcast Corp.	3.750%	4/1/40	4,088	3,285
	Comcast Corp.	4.650%	7/15/42	579	505
	Comcast Corp.	3.400%	7/15/46	2,649	1,860
	Comcast Corp.	3.969%	11/1/47	2,885	2,190
	Comcast Corp.	4.000%	3/1/48	2,784	2,113
	Comcast Corp.	4.700%	10/15/48	2,480	2,126
	Comcast Corp.	3.999%	11/1/49	4,397	3,320
	Comcast Corp.	3.450%	2/1/50	3,896	2,664
	Comcast Corp.	2.800%	1/15/51	3,667	2,177
	Comcast Corp.	2.887%	11/1/51	9,656	5,810
	Comcast Corp.	2.450%	8/15/52	1,550	838
	Comcast Corp.	4.049%	11/1/52	1,095	821
	Comcast Corp.	5.350%	5/15/53	3,656	3,376
	Comcast Corp.	5.650%	6/1/54	2,585	2,496
	Comcast Corp.	2.937%	11/1/56	10,229	5,953
	Comcast Corp.	4.950%	10/15/58	1,300	1,124
	Comcast Corp.	2.650%	8/15/62	2,175	1,135
	Comcast Corp.	2.987%	11/1/63	6,150	3,461
	Comcast Corp.	5.500%	5/15/64	2,885	2,689
	Electronic Arts Inc.	2.950%	2/15/51	1,370	857
	Fox Corp.	5.476%	1/25/39	2,057	1,954
	Fox Corp.	5.576%	1/25/49	2,406	2,228
	Grupo Televisa SAB	6.625%	1/15/40	880	794
	Grupo Televisa SAB	5.000%	5/13/45	1,555	1,125
	Grupo Televisa SAB	6.125%	1/31/46	1,545	1,300
	Grupo Televisa SAB	5.250%	5/24/49	1,251	927
	Interpublic Group of Cos. Inc.	3.375%	3/1/41	755	558
	Interpublic Group of Cos. Inc.	5.400%	10/1/48	703	661
	Meta Platforms Inc.	4.450%	8/15/52	4,785	4,022

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Meta Platforms Inc.	5.600%	5/15/53	4,522	4,513
	Meta Platforms Inc.	5.400%	8/15/54	5,805	5,618
	Meta Platforms Inc.	4.650%	8/15/62	2,273	1,924
	Meta Platforms Inc.	5.750%	5/15/63	3,047	3,066
	Meta Platforms Inc.	5.550%	8/15/64	4,357	4,251
	NBCUniversal Media LLC	4.450%	1/15/43	1,720	1,463
	Orange SA	5.375%	1/13/42	1,540	1,474
	Orange SA	5.500%	2/6/44	1,351	1,308
	Paramount Global	6.875%	4/30/36	2,285	2,320
	Paramount Global	5.900%	10/15/40	245	215
	Paramount Global	4.850%	7/1/42	1,358	1,072
	Paramount Global	4.375%	3/15/43	3,475	2,529
	Paramount Global	5.850%	9/1/43	1,625	1,400
	Paramount Global	5.250%	4/1/44	882	689
	Paramount Global	4.900%	8/15/44	391	297
	Paramount Global	4.600%	1/15/45	1,985	1,460
	Paramount Global	4.950%	5/19/50	1,007	759
	Rogers Communications Inc.	4.500%	3/15/42	1,535	1,294
	Rogers Communications Inc.	4.500%	3/15/43	1,970	1,634
	Rogers Communications Inc.	5.450%	10/1/43	975	912
	Rogers Communications Inc.	5.000%	3/15/44	2,054	1,818
	Rogers Communications Inc.	4.300%	2/15/48	501	391
	Rogers Communications Inc.	4.350%	5/1/49	1,616	1,264
	Rogers Communications Inc.	3.700%	11/15/49	1,180	823
	Rogers Communications Inc.	4.550%	3/15/52	4,055	3,235
	Telefonica Emisiones SA	7.045%	6/20/36	3,824	4,200
	Telefonica Emisiones SA	4.665%	3/6/38	375	333
	Telefonica Emisiones SA	5.213%	3/8/47	2,473	2,195
	Telefonica Emisiones SA	4.895%	3/6/48	2,071	1,753
	Telefonica Emisiones SA	5.520%	3/1/49	2,584	2,378
	TELUS Corp.	4.600%	11/16/48	1,190	969
	TELUS Corp.	4.300%	6/15/49	581	448
	Thomson Reuters Corp.	5.500%	8/15/35	739	739
	Thomson Reuters Corp.	5.850%	4/15/40	740	750
	Thomson Reuters Corp.	5.650%	11/23/43	400	386
	Time Warner Cable LLC	6.550%	5/1/37	2,127	2,048
	Time Warner Cable LLC	7.300%	7/1/38	2,803	2,853
	Time Warner Cable LLC	6.750%	6/15/39	2,191	2,147
	Time Warner Cable LLC	5.875%	11/15/40	1,677	1,497
	Time Warner Cable LLC	5.500%	9/1/41	1,900	1,613
	Time Warner Cable LLC	4.500%	9/15/42	2,360	1,758
	T-Mobile USA Inc.	4.700%	1/15/35	1,000	944
	T-Mobile USA Inc.	4.375%	4/15/40	3,200	2,768
	T-Mobile USA Inc.	3.000%	2/15/41	4,796	3,414
	T-Mobile USA Inc.	4.500%	4/15/50	5,708	4,679
	T-Mobile USA Inc.	3.300%	2/15/51	6,085	4,008
	T-Mobile USA Inc.	3.400%	10/15/52	5,497	3,661
	T-Mobile USA Inc.	5.650%	1/15/53	1,587	1,533
	T-Mobile USA Inc.	5.750%	1/15/54	2,725	2,658
	T-Mobile USA Inc.	6.000%	6/15/54	2,345	2,372
	T-Mobile USA Inc.	5.250%	6/15/55	815	740
	T-Mobile USA Inc.	3.600%	11/15/60	3,774	2,488
	T-Mobile USA Inc.	5.800%	9/15/62	550	531
[1]	TWDC Enterprises 18 Corp.	4.125%	12/1/41	964	806
[1]	TWDC Enterprises 18 Corp.	3.700%	12/1/42	977	766
[1]	TWDC Enterprises 18 Corp.	4.125%	6/1/44	1,795	1,474
[1]	TWDC Enterprises 18 Corp.	3.000%	7/30/46	480	321
	Uber Technologies Inc.	5.350%	9/15/54	2,210	2,039
[3]	Verizon Communications Inc.	4.780%	2/15/35	1,095	1,043
	Verizon Communications Inc.	4.272%	1/15/36	2,023	1,818
	Verizon Communications Inc.	5.250%	3/16/37	2,663	2,601
	Verizon Communications Inc.	4.812%	3/15/39	3,751	3,454
	Verizon Communications Inc.	2.650%	11/20/40	5,250	3,585
	Verizon Communications Inc.	3.400%	3/22/41	7,892	5,967
	Verizon Communications Inc.	2.850%	9/3/41	2,314	1,601
	Verizon Communications Inc.	4.750%	11/1/41	1,604	1,439
	Verizon Communications Inc.	3.850%	11/1/42	1,025	805
	Verizon Communications Inc.	4.125%	8/15/46	2,046	1,622
	Verizon Communications Inc.	4.862%	8/21/46	4,677	4,169
	Verizon Communications Inc.	4.522%	9/15/48	2,697	2,245

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Verizon Communications Inc.	4.000%	3/22/50	905	687
	Verizon Communications Inc.	2.875%	11/20/50	5,303	3,243
	Verizon Communications Inc.	3.550%	3/22/51	9,302	6,554
	Verizon Communications Inc.	3.875%	3/1/52	1,751	1,292
	Verizon Communications Inc.	5.500%	2/23/54	1,815	1,733
	Verizon Communications Inc.	5.012%	8/21/54	300	264
	Verizon Communications Inc.	4.672%	3/15/55	1,345	1,131
	Verizon Communications Inc.	2.987%	10/30/56	6,323	3,750
	Verizon Communications Inc.	3.000%	11/20/60	3,548	2,049
	Verizon Communications Inc.	3.700%	3/22/61	5,779	3,913
	Vodafone Group plc	6.150%	2/27/37	1,240	1,300
	Vodafone Group plc	5.250%	5/30/48	2,485	2,295
	Vodafone Group plc	4.875%	6/19/49	2,595	2,228
	Vodafone Group plc	4.250%	9/17/50	2,084	1,615
	Vodafone Group plc	5.625%	2/10/53	1,070	1,016
	Vodafone Group plc	5.750%	6/28/54	5,531	5,337
	Vodafone Group plc	5.750%	2/10/63	890	840
	Vodafone Group plc	5.875%	6/28/64	1,925	1,859
	Walt Disney Co.	6.400%	12/15/35	1,711	1,879
	Walt Disney Co.	6.150%	3/1/37	793	841
	Walt Disney Co.	6.650%	11/15/37	1,865	2,076
	Walt Disney Co.	4.625%	3/23/40	700	645
	Walt Disney Co.	3.500%	5/13/40	4,349	3,480
	Walt Disney Co.	6.150%	2/15/41	519	549
	Walt Disney Co.	5.400%	10/1/43	1,199	1,173
	Walt Disney Co.	4.750%	9/15/44	2,047	1,834
	Walt Disney Co.	4.750%	11/15/46	1,237	1,098
	Walt Disney Co.	2.750%	9/1/49	3,874	2,411
	Walt Disney Co.	4.700%	3/23/50	2,666	2,365
	Walt Disney Co.	3.600%	1/13/51	4,838	3,545
	Walt Disney Co.	3.800%	5/13/60	2,510	1,818
	Warnermedia Holdings Inc.	5.050%	3/15/42	9,055	7,260
	Warnermedia Holdings Inc.	5.141%	3/15/52	13,180	9,801
	Warnermedia Holdings Inc.	5.391%	3/15/62	6,665	4,899
					426,874
Consumer Discretionary (2.5%)
[3]	Alibaba Group Holding Ltd.	5.250%	5/26/35	1,950	1,910
	Alibaba Group Holding Ltd.	4.000%	12/6/37	1,796	1,533
	Alibaba Group Holding Ltd.	2.700%	2/9/41	2,125	1,442
	Alibaba Group Holding Ltd.	4.200%	12/6/47	3,420	2,725
	Alibaba Group Holding Ltd.	3.150%	2/9/51	2,941	1,899
[3]	Alibaba Group Holding Ltd.	5.625%	11/26/54	300	291
	Alibaba Group Holding Ltd.	4.400%	12/6/57	2,039	1,619
	Alibaba Group Holding Ltd.	3.250%	2/9/61	890	551
	Amazon.com Inc.	4.800%	12/5/34	3,030	3,017
	Amazon.com Inc.	3.875%	8/22/37	6,260	5,529
	Amazon.com Inc.	2.875%	5/12/41	1,084	796
	Amazon.com Inc.	4.950%	12/5/44	1,520	1,448
	Amazon.com Inc.	4.050%	8/22/47	4,780	3,927
	Amazon.com Inc.	2.500%	6/3/50	4,982	2,964
	Amazon.com Inc.	3.100%	5/12/51	5,885	3,950
	Amazon.com Inc.	3.950%	4/13/52	1,654	1,300
	Amazon.com Inc.	4.250%	8/22/57	4,485	3,659
	Amazon.com Inc.	2.700%	6/3/60	4,337	2,480
	Amazon.com Inc.	3.250%	5/12/61	3,660	2,380
	Amazon.com Inc.	4.100%	4/13/62	2,259	1,767
[1]	American University	3.672%	4/1/49	840	642
	Aptiv Swiss Holdings Ltd.	4.400%	10/1/46	485	365
	Aptiv Swiss Holdings Ltd.	5.400%	3/15/49	650	558
	Aptiv Swiss Holdings Ltd.	3.100%	12/1/51	2,810	1,639
	Aptiv Swiss Holdings Ltd.	4.150%	5/1/52	1,090	773
	Aptiv Swiss Holdings Ltd.	5.750%	9/13/54	1,395	1,251
	BorgWarner Inc.	4.375%	3/15/45	948	771
[1]	Brown University	2.924%	9/1/50	986	652
	Brunswick Corp.	5.100%	4/1/52	691	536
[1]	California Endowment	2.498%	4/1/51	780	461
	California Institute of Technology	4.321%	8/1/45	655	568
	California Institute of Technology	4.700%	11/1/11	685	561
	California Institute of Technology	3.650%	9/1/19	810	514

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Case Western Reserve University	5.405%	6/1/22	430	401
	Claremont Mckenna College	3.775%	1/1/22	525	340
	Darden Restaurants Inc.	4.550%	2/15/48	700	563
	Dick's Sporting Goods Inc.	4.100%	1/15/52	657	479
[1]	Duke University	2.682%	10/1/44	914	644
[1]	Duke University	2.757%	10/1/50	495	317
[1]	Duke University	2.832%	10/1/55	987	612
	eBay Inc.	4.000%	7/15/42	1,496	1,189
	eBay Inc.	3.650%	5/10/51	830	590
[1]	Emory University	2.969%	9/1/50	700	463
[1]	Ford Foundation	2.415%	6/1/50	631	370
[1]	Ford Foundation	2.815%	6/1/70	814	457
	Ford Motor Co.	4.750%	1/15/43	3,993	3,142
	Ford Motor Co.	7.400%	11/1/46	615	648
	Ford Motor Co.	5.291%	12/8/46	2,166	1,853
	Fortune Brands Innovations Inc.	4.500%	3/25/52	895	702
	General Motors Co.	5.000%	4/1/35	1,759	1,645
	General Motors Co.	6.600%	4/1/36	2,671	2,801
	General Motors Co.	5.150%	4/1/38	1,980	1,821
	General Motors Co.	6.250%	10/2/43	2,787	2,759
	General Motors Co.	5.200%	4/1/45	2,412	2,087
	General Motors Co.	6.750%	4/1/46	525	549
	General Motors Co.	5.400%	4/1/48	716	628
	General Motors Co.	5.950%	4/1/49	1,505	1,422
[1]	George Washington University	4.300%	9/15/44	716	614
	George Washington University	4.868%	9/15/45	760	700
[1]	George Washington University	4.126%	9/15/48	989	808
[1]	Georgetown University	4.315%	4/1/49	643	533
[1]	Georgetown University	2.943%	4/1/50	692	447
	Georgetown University	5.115%	4/1/53	260	247
[1]	Georgetown University	5.215%	10/1/18	615	540
	Harley-Davidson Inc.	4.625%	7/28/45	840	677
	Hasbro Inc.	6.350%	3/15/40	624	631
	Hasbro Inc.	5.100%	5/15/44	832	720
	Home Depot Inc.	5.875%	12/16/36	4,410	4,644
	Home Depot Inc.	3.300%	4/15/40	2,340	1,820
	Home Depot Inc.	5.400%	9/15/40	1,274	1,269
	Home Depot Inc.	5.950%	4/1/41	1,420	1,489
	Home Depot Inc.	4.200%	4/1/43	2,316	1,953
	Home Depot Inc.	4.875%	2/15/44	2,086	1,905
	Home Depot Inc.	4.400%	3/15/45	1,907	1,627
	Home Depot Inc.	4.250%	4/1/46	3,022	2,511
	Home Depot Inc.	3.900%	6/15/47	1,641	1,282
	Home Depot Inc.	4.500%	12/6/48	925	789
	Home Depot Inc.	3.125%	12/15/49	2,581	1,726
	Home Depot Inc.	3.350%	4/15/50	3,248	2,265
	Home Depot Inc.	2.375%	3/15/51	2,962	1,668
	Home Depot Inc.	2.750%	9/15/51	2,375	1,445
	Home Depot Inc.	3.625%	4/15/52	2,278	1,649
	Home Depot Inc.	4.950%	9/15/52	1,570	1,428
	Home Depot Inc.	5.300%	6/25/54	820	785
	Home Depot Inc.	3.500%	9/15/56	1,423	988
	Home Depot Inc.	5.400%	6/25/64	1,517	1,450
[1]	Howard University	5.209%	10/1/52	725	628
	JD.com Inc.	4.125%	1/14/50	670	524
[1]	Johns Hopkins University	4.083%	7/1/53	630	510
[1]	Johns Hopkins University	2.813%	1/1/60	513	308
	Lear Corp.	5.250%	5/15/49	1,175	1,009
	Lear Corp.	3.550%	1/15/52	700	460
	Leggett & Platt Inc.	3.500%	11/15/51	914	554
	Leland Stanford Junior University	3.647%	5/1/48	751	581
	Leland Stanford Junior University	2.413%	6/1/50	830	492
	Lowe's Cos. Inc.	5.500%	10/15/35	85	86
	Lowe's Cos. Inc.	5.000%	4/15/40	730	681
	Lowe's Cos. Inc.	2.800%	9/15/41	1,196	818
	Lowe's Cos. Inc.	4.250%	9/15/44	448	353
	Lowe's Cos. Inc.	3.700%	4/15/46	2,931	2,162
	Lowe's Cos. Inc.	4.050%	5/3/47	2,330	1,803
	Lowe's Cos. Inc.	4.550%	4/5/49	1,736	1,431
	Lowe's Cos. Inc.	5.125%	4/15/50	900	805

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lowe's Cos. Inc.	3.000%	10/15/50	2,330	1,448
	Lowe's Cos. Inc.	3.500%	4/1/51	1,790	1,219
	Lowe's Cos. Inc.	4.250%	4/1/52	888	691
	Lowe's Cos. Inc.	5.625%	4/15/53	870	836
	Lowe's Cos. Inc.	5.750%	7/1/53	860	841
	Lowe's Cos. Inc.	4.450%	4/1/62	2,755	2,126
	Lowe's Cos. Inc.	5.800%	9/15/62	1,635	1,580
	Lowe's Cos. Inc.	5.850%	4/1/63	1,375	1,340
	Marriott International Inc.	5.350%	3/15/35	1,050	1,035
	Masco Corp.	4.500%	5/15/47	599	490
	Masco Corp.	3.125%	2/15/51	605	381
[1]	Massachusetts Institute of Technology	3.959%	7/1/38	238	211
[1]	Massachusetts Institute of Technology	2.989%	7/1/50	991	668
[1]	Massachusetts Institute of Technology	2.294%	7/1/51	662	379
	Massachusetts Institute of Technology	3.067%	4/1/52	985	667
	Massachusetts Institute of Technology	5.600%	7/1/11	1,065	1,070
	Massachusetts Institute of Technology	4.678%	7/1/14	940	794
	Massachusetts Institute of Technology	3.885%	7/1/16	896	628
[1]	McDonald's Corp.	4.700%	12/9/35	1,703	1,624
[1]	McDonald's Corp.	6.300%	10/15/37	974	1,047
[1]	McDonald's Corp.	6.300%	3/1/38	1,711	1,836
[1]	McDonald's Corp.	5.700%	2/1/39	902	916
[1]	McDonald's Corp.	4.875%	7/15/40	1,005	931
[1]	McDonald's Corp.	3.700%	2/15/42	774	606
[1]	McDonald's Corp.	3.625%	5/1/43	990	757
[1]	McDonald's Corp.	4.600%	5/26/45	994	861
[1]	McDonald's Corp.	4.875%	12/9/45	2,006	1,797
[1]	McDonald's Corp.	4.450%	3/1/47	1,318	1,107
[1]	McDonald's Corp.	4.450%	9/1/48	985	821
[1]	McDonald's Corp.	3.625%	9/1/49	2,020	1,454
[1]	McDonald's Corp.	4.200%	4/1/50	1,565	1,238
[1]	McDonald's Corp.	5.150%	9/9/52	852	778
	McDonald's Corp.	5.450%	8/14/53	1,350	1,291
	MDC Holdings Inc.	6.000%	1/15/43	1,473	1,467
	NIKE Inc.	3.250%	3/27/40	1,835	1,415
	NIKE Inc.	3.625%	5/1/43	1,160	907
	NIKE Inc.	3.875%	11/1/45	1,989	1,568
	NIKE Inc.	3.375%	11/1/46	985	711
[1]	Northeastern University	2.894%	10/1/50	745	493
[1]	Northwestern University	4.643%	12/1/44	907	830
[1]	Northwestern University	2.640%	12/1/50	804	505
[1]	Northwestern University	3.662%	12/1/57	637	468
	Owens Corning	7.000%	12/1/36	745	829
	Owens Corning	4.300%	7/15/47	935	743
	Owens Corning	4.400%	1/30/48	717	575
	Owens Corning	5.950%	6/15/54	1,090	1,078
[1]	President & Fellows of Harvard College	4.609%	2/15/35	1,095	1,063
	President & Fellows of Harvard College	4.875%	10/15/40	318	305
	President & Fellows of Harvard College	3.150%	7/15/46	890	641
	President & Fellows of Harvard College	2.517%	10/15/50	997	604
	President & Fellows of Harvard College	3.745%	11/15/52	930	715
	President & Fellows of Harvard College	3.300%	7/15/56	780	536
	PulteGroup Inc.	6.000%	2/15/35	641	655
[1]	Rockefeller Foundation	2.492%	10/1/50	1,095	664
	Snap-on Inc.	4.100%	3/1/48	629	503
	Snap-on Inc.	3.100%	5/1/50	985	651
	Stanley Black & Decker Inc.	5.200%	9/1/40	870	819
	Stanley Black & Decker Inc.	4.850%	11/15/48	728	620
	Stanley Black & Decker Inc.	2.750%	11/15/50	1,325	760
	Starbucks Corp.	4.300%	6/15/45	790	639
	Starbucks Corp.	3.750%	12/1/47	1,042	760
	Starbucks Corp.	4.500%	11/15/48	1,910	1,579
	Starbucks Corp.	4.450%	8/15/49	1,295	1,059
	Starbucks Corp.	3.350%	3/12/50	900	599
	Starbucks Corp.	3.500%	11/15/50	1,750	1,209
	Tapestry Inc.	5.500%	3/11/35	1,400	1,361
	Thomas Jefferson University	3.847%	11/1/57	638	472
	TJX Cos. Inc.	4.500%	4/15/50	882	762
[1]	Trustees of Boston College	3.129%	7/1/52	410	280
[1]	Trustees of Boston University	4.061%	10/1/48	753	623

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Trustees of Columbia University in the City of New York	4.355%	10/1/35	625	590
	Trustees of Princeton University	5.700%	3/1/39	884	921
[1]	Trustees of Princeton University	2.516%	7/1/50	985	611
	Trustees of Princeton University	4.201%	3/1/52	620	522
[1]	Trustees of the University of Pennsylvania	2.396%	10/1/50	545	322
	Trustees of the University of Pennsylvania	4.674%	9/1/12	505	421
	Trustees of the University of Pennsylvania	3.610%	2/15/19	635	410
[1]	University of Chicago	2.761%	4/1/45	290	220
[1]	University of Chicago	2.547%	4/1/50	793	504
[1]	University of Chicago	4.003%	10/1/53	888	721
[1]	University of Miami	4.063%	4/1/52	760	609
[1]	University of Notre Dame du Lac	3.438%	2/15/45	817	619
[1]	University of Notre Dame du Lac	3.394%	2/15/48	928	686
[1]	University of Southern California	3.028%	10/1/39	796	630
[1]	University of Southern California	3.841%	10/1/47	895	714
	University of Southern California	2.805%	10/1/50	731	467
[1]	University of Southern California	2.945%	10/1/51	900	587
	University of Southern California	4.976%	10/1/53	1,005	937
	University of Southern California	5.250%	10/1/11	400	372
[1]	University of Southern California	3.226%	10/1/20	341	196
[1]	Washington University	3.524%	4/15/54	1,195	865
	Washington University	4.349%	4/15/22	910	699
	Whirlpool Corp.	4.500%	6/1/46	955	736
	Whirlpool Corp.	4.600%	5/15/50	995	750
[1]	William Marsh Rice University	3.574%	5/15/45	674	534
[1]	William Marsh Rice University	3.774%	5/15/55	650	499
[1]	Yale University	2.402%	4/15/50	412	245
					211,098
Consumer Staples (3.2%)
	Altria Group Inc.	5.800%	2/14/39	3,394	3,351
	Altria Group Inc.	3.400%	2/4/41	2,134	1,539
	Altria Group Inc.	4.250%	8/9/42	1,762	1,402
	Altria Group Inc.	4.500%	5/2/43	1,356	1,106
	Altria Group Inc.	5.375%	1/31/44	1,897	1,767
	Altria Group Inc.	3.875%	9/16/46	2,956	2,131
	Altria Group Inc.	5.950%	2/14/49	3,292	3,222
	Altria Group Inc.	4.450%	5/6/50	1,480	1,143
	Altria Group Inc.	3.700%	2/4/51	3,092	2,102
	Altria Group Inc.	6.200%	2/14/59	230	225
	Altria Group Inc.	4.000%	2/4/61	925	643
[1]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	9,152	8,672
[1]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	17,479	15,900
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	1,478	1,396
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	3,388	3,064
	Anheuser-Busch InBev Worldwide Inc.	5.875%	6/15/35	1,115	1,169
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	1,407	1,765
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	4,782	4,788
	Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/39	1,188	1,475
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	2,263	2,097
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	4,226	3,569
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	7,814	7,708
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	2,665	2,720
	Archer-Daniels-Midland Co.	5.375%	9/15/35	995	1,004
	Archer-Daniels-Midland Co.	3.750%	9/15/47	812	605
	Archer-Daniels-Midland Co.	4.500%	3/15/49	490	411
	Archer-Daniels-Midland Co.	2.700%	9/15/51	950	569
	BAT Capital Corp.	4.390%	8/15/37	4,350	3,752
	BAT Capital Corp.	7.079%	8/2/43	2,020	2,176
	BAT Capital Corp.	4.540%	8/15/47	3,233	2,548
	BAT Capital Corp.	4.758%	9/6/49	885	716
	BAT Capital Corp.	5.282%	4/2/50	1,009	882
	BAT Capital Corp.	5.650%	3/16/52	1,355	1,236
	BAT Capital Corp.	7.081%	8/2/53	1,800	1,974
	Brown-Forman Corp.	4.500%	7/15/45	1,460	1,273
	Campbell's Co.	4.750%	3/23/35	1,375	1,296
	Campbell's Co.	4.800%	3/15/48	1,397	1,203
	Campbell's Co.	3.125%	4/24/50	773	497
	Church & Dwight Co. Inc.	3.950%	8/1/47	950	730
	Church & Dwight Co. Inc.	5.000%	6/15/52	655	591

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Coca-Cola Co.	4.125%	3/25/40	100	86
	Coca-Cola Co.	2.500%	6/1/40	1,345	941
	Coca-Cola Co.	2.875%	5/5/41	1,755	1,275
	Coca-Cola Co.	4.200%	3/25/50	970	801
	Coca-Cola Co.	2.600%	6/1/50	3,880	2,338
	Coca-Cola Co.	3.000%	3/5/51	1,245	820
	Coca-Cola Co.	2.500%	3/15/51	2,704	1,581
	Coca-Cola Co.	5.300%	5/13/54	980	946
	Coca-Cola Co.	5.200%	1/14/55	2,185	2,075
	Coca-Cola Co.	2.750%	6/1/60	1,805	1,053
	Coca-Cola Co.	5.400%	5/13/64	1,940	1,862
	Coca-Cola Femsa SAB de CV	5.250%	11/26/43	615	583
[1]	Colgate-Palmolive Co.	4.000%	8/15/45	680	566
[1]	Colgate-Palmolive Co.	3.700%	8/1/47	850	651
	Conagra Brands Inc.	5.300%	11/1/38	2,618	2,462
	Conagra Brands Inc.	5.400%	11/1/48	930	843
	Constellation Brands Inc.	4.500%	5/9/47	1,110	919
	Constellation Brands Inc.	4.100%	2/15/48	1,175	914
	Constellation Brands Inc.	5.250%	11/15/48	1,126	1,028
	Constellation Brands Inc.	3.750%	5/1/50	860	630
	Diageo Capital plc	5.875%	9/30/36	990	1,042
	Diageo Capital plc	3.875%	4/29/43	1,205	962
	Diageo Investment Corp.	7.450%	4/15/35	535	621
	Diageo Investment Corp.	4.250%	5/11/42	712	606
	Dollar General Corp.	4.125%	4/3/50	1,997	1,468
	Dollar Tree Inc.	3.375%	12/1/51	723	458
	Estee Lauder Cos. Inc.	6.000%	5/15/37	925	949
	Estee Lauder Cos. Inc.	4.375%	6/15/45	935	762
	Estee Lauder Cos. Inc.	4.150%	3/15/47	890	701
	Estee Lauder Cos. Inc.	3.125%	12/1/49	1,375	880
	General Mills Inc.	5.250%	1/30/35	1,000	984
	General Mills Inc.	3.000%	2/1/51	979	617
	Haleon US Capital LLC	4.000%	3/24/52	1,781	1,373
	Hershey Co.	3.125%	11/15/49	1,558	1,036
	Hormel Foods Corp.	3.050%	6/3/51	1,190	772
	Ingredion Inc.	3.900%	6/1/50	480	353
	J M Smucker Co.	4.250%	3/15/35	1,132	1,025
	J M Smucker Co.	6.500%	11/15/43	1,395	1,486
	J M Smucker Co.	6.500%	11/15/53	1,995	2,140
	JBS USA Holding Lux Sarl	4.375%	2/2/52	998	746
	JBS USA Holding Lux Sarl	6.500%	12/1/52	2,747	2,774
	JBS USA Holding Lux Sarl	7.250%	11/15/53	2,006	2,208
	Kellanova	4.500%	4/1/46	1,109	932
	Kellanova	5.750%	5/16/54	550	548
	Kenvue Inc.	5.100%	3/22/43	1,802	1,723
	Kenvue Inc.	5.050%	3/22/53	2,700	2,500
	Kenvue Inc.	5.200%	3/22/63	1,250	1,150
	Keurig Dr Pepper Inc.	4.500%	11/15/45	980	817
	Keurig Dr Pepper Inc.	4.420%	12/15/46	985	805
	Keurig Dr Pepper Inc.	3.800%	5/1/50	1,191	874
	Keurig Dr Pepper Inc.	3.350%	3/15/51	1,370	916
	Keurig Dr Pepper Inc.	4.500%	4/15/52	1,976	1,625
	Kimberly-Clark Corp.	6.625%	8/1/37	1,687	1,901
	Kimberly-Clark Corp.	5.300%	3/1/41	849	830
	Kimberly-Clark Corp.	3.200%	7/30/46	868	609
	Kimberly-Clark Corp.	2.875%	2/7/50	960	620
	Koninklijke Ahold Delhaize NV	5.700%	10/1/40	934	918
	Kraft Heinz Foods Co.	5.000%	7/15/35	1,500	1,452
	Kraft Heinz Foods Co.	6.875%	1/26/39	1,990	2,193
	Kraft Heinz Foods Co.	6.500%	2/9/40	500	529
	Kraft Heinz Foods Co.	5.000%	6/4/42	675	607
	Kraft Heinz Foods Co.	5.200%	7/15/45	2,546	2,304
	Kraft Heinz Foods Co.	4.375%	6/1/46	5,571	4,499
	Kraft Heinz Foods Co.	4.875%	10/1/49	2,555	2,186
	Kraft Heinz Foods Co.	5.500%	6/1/50	1,281	1,200
	Kroger Co.	6.900%	4/15/38	354	390
	Kroger Co.	5.400%	7/15/40	1,329	1,278
	Kroger Co.	5.000%	4/15/42	829	749
	Kroger Co.	5.150%	8/1/43	1,299	1,189
	Kroger Co.	3.875%	10/15/46	491	367

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kroger Co.	4.450%	2/1/47	1,879	1,544
	Kroger Co.	4.650%	1/15/48	1,140	955
	Kroger Co.	3.950%	1/15/50	1,417	1,062
	Kroger Co.	5.500%	9/15/54	3,364	3,161
	Kroger Co.	5.650%	9/15/64	2,265	2,128
	McCormick & Co. Inc.	4.200%	8/15/47	1,006	815
	Mead Johnson Nutrition Co.	5.900%	11/1/39	665	682
	Mead Johnson Nutrition Co.	4.600%	6/1/44	729	633
	Molson Coors Beverage Co.	5.000%	5/1/42	2,462	2,253
	Molson Coors Beverage Co.	4.200%	7/15/46	2,771	2,212
	Mondelez International Inc.	2.625%	9/4/50	2,007	1,171
	PepsiCo Inc.	2.625%	10/21/41	2,325	1,607
	PepsiCo Inc.	4.000%	3/5/42	1,423	1,181
	PepsiCo Inc.	3.600%	8/13/42	1,455	1,137
	PepsiCo Inc.	4.250%	10/22/44	763	646
	PepsiCo Inc.	4.450%	4/14/46	1,889	1,631
	PepsiCo Inc.	3.450%	10/6/46	2,461	1,808
	PepsiCo Inc.	4.000%	5/2/47	1,343	1,073
	PepsiCo Inc.	3.375%	7/29/49	1,600	1,145
	PepsiCo Inc.	2.875%	10/15/49	1,534	996
	PepsiCo Inc.	3.625%	3/19/50	798	593
	PepsiCo Inc.	2.750%	10/21/51	1,222	759
	PepsiCo Inc.	3.875%	3/19/60	695	520
	Philip Morris International Inc.	6.375%	5/16/38	2,942	3,160
	Philip Morris International Inc.	4.375%	11/15/41	1,555	1,320
	Philip Morris International Inc.	4.500%	3/20/42	1,297	1,118
	Philip Morris International Inc.	3.875%	8/21/42	1,886	1,491
	Philip Morris International Inc.	4.125%	3/4/43	746	604
	Philip Morris International Inc.	4.875%	11/15/43	1,202	1,074
	Philip Morris International Inc.	4.250%	11/10/44	2,528	2,061
	Procter & Gamble Co.	5.550%	3/5/37	434	454
	Procter & Gamble Co.	3.550%	3/25/40	843	698
	Procter & Gamble Co.	3.500%	10/25/47	738	559
	Procter & Gamble Co.	3.600%	3/25/50	745	571
	Reynolds American Inc.	5.700%	8/15/35	976	977
	Reynolds American Inc.	7.250%	6/15/37	882	967
	Reynolds American Inc.	6.150%	9/15/43	1,210	1,197
	Reynolds American Inc.	5.850%	8/15/45	4,322	4,110
	Sysco Corp.	6.600%	4/1/40	1,657	1,786
	Sysco Corp.	4.500%	4/1/46	430	356
	Sysco Corp.	4.450%	3/15/48	1,205	983
	Sysco Corp.	3.300%	2/15/50	995	671
	Sysco Corp.	6.600%	4/1/50	2,340	2,566
	Sysco Corp.	3.150%	12/14/51	734	473
	Target Corp.	6.500%	10/15/37	730	800
	Target Corp.	7.000%	1/15/38	1,235	1,411
	Target Corp.	4.000%	7/1/42	755	630
	Target Corp.	3.625%	4/15/46	1,660	1,241
	Target Corp.	3.900%	11/15/47	941	732
	Target Corp.	2.950%	1/15/52	1,720	1,096
	Target Corp.	4.800%	1/15/53	1,325	1,182
	Tyson Foods Inc.	4.550%	6/2/47	968	794
	Tyson Foods Inc.	5.100%	9/28/48	2,680	2,382
[1]	Unilever Capital Corp.	2.625%	8/12/51	1,387	841
	Walmart Inc.	5.250%	9/1/35	2,905	2,989
	Walmart Inc.	6.200%	4/15/38	2,348	2,591
	Walmart Inc.	3.950%	6/28/38	2,318	2,073
	Walmart Inc.	5.625%	4/1/40	982	1,024
	Walmart Inc.	5.000%	10/25/40	2,029	1,977
	Walmart Inc.	4.000%	4/11/43	1,121	949
	Walmart Inc.	3.625%	12/15/47	797	608
	Walmart Inc.	4.050%	6/29/48	3,443	2,818
	Walmart Inc.	2.950%	9/24/49	1,495	998
	Walmart Inc.	2.650%	9/22/51	2,800	1,725
	Walmart Inc.	4.500%	9/9/52	2,259	1,966
	Walmart Inc.	4.500%	4/15/53	1,305	1,135
					265,335
Energy (4.3%)
	Apache Corp.	6.000%	1/15/37	826	814

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Apache Corp.	5.100%	9/1/40	2,098	1,821
	Apache Corp.	5.250%	2/1/42	714	615
	Apache Corp.	4.750%	4/15/43	801	637
	Apache Corp.	5.350%	7/1/49	630	523
	Baker Hughes Holdings LLC	5.125%	9/15/40	2,362	2,241
	Baker Hughes Holdings LLC	4.080%	12/15/47	1,091	857
	BP Capital Markets America Inc.	3.060%	6/17/41	2,114	1,524
	BP Capital Markets America Inc.	3.000%	2/24/50	3,499	2,223
	BP Capital Markets America Inc.	2.772%	11/10/50	2,866	1,717
	BP Capital Markets America Inc.	2.939%	6/4/51	4,425	2,736
	BP Capital Markets America Inc.	3.001%	3/17/52	2,840	1,771
	BP Capital Markets America Inc.	3.379%	2/8/61	2,442	1,547
	Canadian Natural Resources Ltd.	5.850%	2/1/35	949	951
	Canadian Natural Resources Ltd.	6.500%	2/15/37	825	856
	Canadian Natural Resources Ltd.	6.250%	3/15/38	1,740	1,776
	Canadian Natural Resources Ltd.	6.750%	2/1/39	600	635
[1]	Canadian Natural Resources Ltd.	4.950%	6/1/47	1,067	915
	Cenovus Energy Inc.	5.250%	6/15/37	811	758
	Cenovus Energy Inc.	6.750%	11/15/39	850	912
	Cenovus Energy Inc.	5.400%	6/15/47	1,091	969
	Cenovus Energy Inc.	3.750%	2/15/52	1,125	776
	Cheniere Corpus Christi Holdings LLC	2.742%	12/31/39	2,579	2,056
	Chevron Corp.	3.078%	5/11/50	856	566
	Chevron USA Inc.	5.250%	11/15/43	571	554
	CNOOC Finance 2013 Ltd.	4.250%	5/9/43	1,600	1,411
	CNOOC Finance 2013 Ltd.	3.300%	9/30/49	650	473
	CNOOC Petroleum North America ULC	5.875%	3/10/35	1,470	1,573
	CNOOC Petroleum North America ULC	6.400%	5/15/37	2,154	2,426
	Columbia Pipeline Group Inc.	5.800%	6/1/45	870	836
	ConocoPhillips	5.900%	5/15/38	1,502	1,553
	ConocoPhillips	6.500%	2/1/39	2,642	2,882
	ConocoPhillips	4.875%	10/1/47	850	744
	ConocoPhillips Co.	5.000%	1/15/35	2,125	2,064
	ConocoPhillips Co.	3.758%	3/15/42	1,300	1,022
	ConocoPhillips Co.	4.300%	11/15/44	1,566	1,307
	ConocoPhillips Co.	3.800%	3/15/52	2,650	1,935
	ConocoPhillips Co.	5.300%	5/15/53	1,907	1,762
	ConocoPhillips Co.	5.550%	3/15/54	1,120	1,074
	ConocoPhillips Co.	5.500%	1/15/55	1,680	1,593
	ConocoPhillips Co.	4.025%	3/15/62	3,332	2,409
	ConocoPhillips Co.	5.700%	9/15/63	1,480	1,416
	ConocoPhillips Co.	5.650%	1/15/65	1,100	1,039
	Continental Resources Inc.	4.900%	6/1/44	1,282	1,036
	Coterra Energy Inc.	5.400%	2/15/35	1,275	1,236
	Coterra Energy Inc.	5.900%	2/15/55	1,260	1,188
	DCP Midstream Operating LP	5.600%	4/1/44	740	690
	Devon Energy Corp.	5.000%	6/15/45	1,420	1,186
	Devon Energy Corp.	5.750%	9/15/54	1,300	1,178
	Diamondback Energy Inc.	4.400%	3/24/51	1,090	845
	Diamondback Energy Inc.	4.250%	3/15/52	1,402	1,057
	Diamondback Energy Inc.	6.250%	3/15/53	920	918
	Diamondback Energy Inc.	5.750%	4/18/54	2,590	2,428
	Diamondback Energy Inc.	5.900%	4/18/64	1,893	1,775
	Eastern Energy Gas Holdings LLC	5.650%	10/15/54	1,600	1,509
[1]	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/43	460	402
[1]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	870	732
[1]	Enbridge Energy Partners LP	7.500%	4/15/38	977	1,108
	Enbridge Energy Partners LP	5.500%	9/15/40	780	744
	Enbridge Energy Partners LP	7.375%	10/15/45	1,540	1,738
	Enbridge Inc.	4.500%	6/10/44	987	811
	Enbridge Inc.	5.500%	12/1/46	967	917
	Enbridge Inc.	4.000%	11/15/49	305	228
	Enbridge Inc.	3.400%	8/1/51	4,055	2,711
	Enbridge Inc.	6.700%	11/15/53	1,732	1,878
	Enbridge Inc.	5.950%	4/5/54	1,520	1,504
	Energy Transfer LP	4.900%	3/15/35	877	823
	Energy Transfer LP	6.625%	10/15/36	928	984
[1]	Energy Transfer LP	5.800%	6/15/38	810	797
	Energy Transfer LP	7.500%	7/1/38	995	1,124
	Energy Transfer LP	6.050%	6/1/41	894	889

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Energy Transfer LP	6.500%	2/1/42	2,310	2,390
	Energy Transfer LP	6.100%	2/15/42	183	180
	Energy Transfer LP	5.150%	2/1/43	1,449	1,274
	Energy Transfer LP	5.950%	10/1/43	905	876
	Energy Transfer LP	5.300%	4/1/44	2,015	1,799
	Energy Transfer LP	5.000%	5/15/44	654	560
	Energy Transfer LP	5.150%	3/15/45	2,226	1,946
	Energy Transfer LP	5.350%	5/15/45	827	743
	Energy Transfer LP	6.125%	12/15/45	2,341	2,308
	Energy Transfer LP	5.300%	4/15/47	1,840	1,624
	Energy Transfer LP	5.400%	10/1/47	2,413	2,164
	Energy Transfer LP	6.000%	6/15/48	1,746	1,690
	Energy Transfer LP	6.250%	4/15/49	3,591	3,598
	Energy Transfer LP	5.000%	5/15/50	2,862	2,430
	Energy Transfer LP	5.950%	5/15/54	3,060	2,947
	Energy Transfer LP	6.050%	9/1/54	2,227	2,177
	EnLink Midstream Partners LP	5.600%	4/1/44	920	842
	EnLink Midstream Partners LP	5.050%	4/1/45	838	717
	EnLink Midstream Partners LP	5.450%	6/1/47	1,445	1,299
	Enterprise Products Operating LLC	4.950%	2/15/35	1,500	1,451
	Enterprise Products Operating LLC	7.550%	4/15/38	920	1,076
	Enterprise Products Operating LLC	6.125%	10/15/39	830	861
	Enterprise Products Operating LLC	5.700%	2/15/42	1,770	1,760
	Enterprise Products Operating LLC	4.850%	8/15/42	1,335	1,202
	Enterprise Products Operating LLC	4.450%	2/15/43	1,888	1,608
	Enterprise Products Operating LLC	4.850%	3/15/44	998	892
	Enterprise Products Operating LLC	5.100%	2/15/45	2,370	2,179
	Enterprise Products Operating LLC	4.900%	5/15/46	897	797
	Enterprise Products Operating LLC	4.250%	2/15/48	2,220	1,776
	Enterprise Products Operating LLC	4.800%	2/1/49	2,359	2,034
	Enterprise Products Operating LLC	4.200%	1/31/50	2,365	1,862
	Enterprise Products Operating LLC	3.700%	1/31/51	850	609
	Enterprise Products Operating LLC	3.200%	2/15/52	2,654	1,724
	Enterprise Products Operating LLC	3.300%	2/15/53	2,230	1,465
	Enterprise Products Operating LLC	4.950%	10/15/54	1,297	1,134
	Enterprise Products Operating LLC	5.550%	2/16/55	2,620	2,517
	Enterprise Products Operating LLC	3.950%	1/31/60	1,955	1,406
	EOG Resources Inc.	3.900%	4/1/35	895	796
	EOG Resources Inc.	4.950%	4/15/50	1,368	1,214
	EOG Resources Inc.	5.650%	12/1/54	1,600	1,566
	Expand Energy Corp.	5.700%	1/15/35	1,265	1,243
	Exxon Mobil Corp.	2.995%	8/16/39	1,473	1,112
	Exxon Mobil Corp.	4.227%	3/19/40	3,472	3,040
	Exxon Mobil Corp.	3.567%	3/6/45	2,305	1,731
	Exxon Mobil Corp.	4.114%	3/1/46	3,582	2,898
	Exxon Mobil Corp.	3.095%	8/16/49	2,100	1,395
	Exxon Mobil Corp.	4.327%	3/19/50	4,585	3,770
	Exxon Mobil Corp.	3.452%	4/15/51	5,075	3,562
	Halliburton Co.	4.850%	11/15/35	2,625	2,494
	Halliburton Co.	6.700%	9/15/38	2,101	2,288
	Halliburton Co.	4.500%	11/15/41	865	742
	Halliburton Co.	4.750%	8/1/43	2,081	1,811
	Halliburton Co.	5.000%	11/15/45	4,044	3,618
	Hess Corp.	6.000%	1/15/40	916	954
	Hess Corp.	5.600%	2/15/41	2,497	2,460
	Hess Corp.	5.800%	4/1/47	895	896
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	1,642	1,652
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	1,010	1,055
[1]	Kinder Morgan Energy Partners LP	6.950%	1/15/38	1,385	1,502
	Kinder Morgan Energy Partners LP	6.500%	9/1/39	856	893
	Kinder Morgan Energy Partners LP	6.550%	9/15/40	1,343	1,392
	Kinder Morgan Energy Partners LP	6.375%	3/1/41	131	133
	Kinder Morgan Energy Partners LP	5.625%	9/1/41	940	883
	Kinder Morgan Energy Partners LP	5.000%	8/15/42	767	667
	Kinder Morgan Energy Partners LP	4.700%	11/1/42	635	534
	Kinder Morgan Energy Partners LP	5.000%	3/1/43	1,450	1,263
	Kinder Morgan Energy Partners LP	5.500%	3/1/44	976	903
	Kinder Morgan Energy Partners LP	5.400%	9/1/44	925	841
	Kinder Morgan Inc.	5.550%	6/1/45	3,068	2,865
	Kinder Morgan Inc.	5.050%	2/15/46	1,418	1,230

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kinder Morgan Inc.	5.200%	3/1/48	1,980	1,746
	Kinder Morgan Inc.	3.250%	8/1/50	944	597
	Kinder Morgan Inc.	5.950%	8/1/54	1,170	1,140
	Marathon Petroleum Corp.	6.500%	3/1/41	2,715	2,813
	Marathon Petroleum Corp.	4.750%	9/15/44	1,557	1,291
	Marathon Petroleum Corp.	4.500%	4/1/48	356	278
	Marathon Petroleum Corp.	5.000%	9/15/54	411	339
	MPLX LP	4.500%	4/15/38	2,999	2,612
	MPLX LP	5.200%	3/1/47	1,149	1,019
	MPLX LP	5.200%	12/1/47	855	755
	MPLX LP	4.700%	4/15/48	1,015	831
	MPLX LP	5.500%	2/15/49	2,624	2,408
	MPLX LP	4.950%	3/14/52	2,082	1,750
	MPLX LP	5.650%	3/1/53	865	807
	MPLX LP	4.900%	4/15/58	275	222
	NOV Inc.	3.950%	12/1/42	1,613	1,198
	Occidental Petroleum Corp.	6.450%	9/15/36	3,418	3,498
	Occidental Petroleum Corp.	6.200%	3/15/40	1,426	1,404
	Occidental Petroleum Corp.	6.600%	3/15/46	2,099	2,121
	Occidental Petroleum Corp.	4.400%	4/15/46	891	661
	Occidental Petroleum Corp.	4.200%	3/15/48	450	323
	Occidental Petroleum Corp.	6.050%	10/1/54	1,355	1,274
	ONEOK Inc.	6.000%	6/15/35	385	394
	ONEOK Inc.	5.150%	10/15/43	820	731
	ONEOK Inc.	4.250%	9/15/46	692	531
	ONEOK Inc.	4.950%	7/13/47	1,850	1,563
	ONEOK Inc.	4.200%	10/3/47	380	287
	ONEOK Inc.	5.200%	7/15/48	1,640	1,447
	ONEOK Inc.	4.450%	9/1/49	1,225	953
	ONEOK Inc.	3.950%	3/1/50	1,869	1,347
	ONEOK Inc.	4.500%	3/15/50	920	724
	ONEOK Inc.	7.150%	1/15/51	939	1,017
	ONEOK Inc.	6.625%	9/1/53	2,640	2,777
	ONEOK Inc.	5.700%	11/1/54	2,265	2,131
	ONEOK Inc.	5.850%	11/1/64	1,200	1,122
	ONEOK Partners LP	6.650%	10/1/36	780	828
	ONEOK Partners LP	6.850%	10/15/37	970	1,042
	ONEOK Partners LP	6.125%	2/1/41	1,117	1,109
	ONEOK Partners LP	6.200%	9/15/43	971	967
	Ovintiv Inc.	6.625%	8/15/37	873	894
	Ovintiv Inc.	6.500%	2/1/38	600	610
	Ovintiv Inc.	7.100%	7/15/53	775	826
	Phillips 66	5.875%	5/1/42	2,820	2,800
	Phillips 66	4.875%	11/15/44	2,013	1,741
	Phillips 66	3.300%	3/15/52	1,805	1,159
	Phillips 66 Co.	4.950%	3/15/35	2,085	1,970
	Phillips 66 Co.	4.680%	2/15/45	380	318
	Phillips 66 Co.	4.900%	10/1/46	1,600	1,372
	Phillips 66 Co.	5.500%	3/15/55	1,240	1,141
	Plains All American Pipeline LP	6.650%	1/15/37	578	605
	Plains All American Pipeline LP	5.150%	6/1/42	1,110	984
	Plains All American Pipeline LP	4.300%	1/31/43	425	336
	Plains All American Pipeline LP	4.700%	6/15/44	1,238	1,021
	Plains All American Pipeline LP	4.900%	2/15/45	1,480	1,254
	Sabine Pass Liquefaction LLC	5.900%	9/15/37	985	1,002
[1]	Shell Finance US Inc.	4.125%	5/11/35	3,195	2,927
[1]	Shell Finance US Inc.	4.550%	8/12/43	2,174	1,894
[1]	Shell Finance US Inc.	4.375%	5/11/45	5,325	4,448
[1]	Shell Finance US Inc.	4.000%	5/10/46	4,077	3,193
[1]	Shell Finance US Inc.	3.750%	9/12/46	2,114	1,585
[1]	Shell Finance US Inc.	3.250%	4/6/50	2,677	1,800
	Shell International Finance BV	6.375%	12/15/38	3,674	3,995
	Shell International Finance BV	5.500%	3/25/40	1,915	1,913
	Shell International Finance BV	2.875%	11/26/41	984	694
	Shell International Finance BV	3.625%	8/21/42	747	580
	Shell International Finance BV	3.125%	11/7/49	775	510
	Shell International Finance BV	3.000%	11/26/51	1,981	1,252
[3]	South Bow USA Infrastructure Holdings LLC	6.176%	10/1/54	910	879
	Spectra Energy Partners LP	5.950%	9/25/43	447	439
	Spectra Energy Partners LP	4.500%	3/15/45	783	641

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Suncor Energy Inc.	6.800%	5/15/38	1,174	1,249
	Suncor Energy Inc.	6.850%	6/1/39	1,102	1,190
	Suncor Energy Inc.	4.000%	11/15/47	1,485	1,099
	Suncor Energy Inc.	3.750%	3/4/51	1,315	922
	Targa Resources Corp.	5.500%	2/15/35	1,745	1,717
	Targa Resources Corp.	4.950%	4/15/52	650	546
	Targa Resources Corp.	6.250%	7/1/52	920	918
	Targa Resources Corp.	6.500%	2/15/53	1,880	1,959
	Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	735	838
	TotalEnergies Capital International SA	2.986%	6/29/41	995	714
	TotalEnergies Capital International SA	3.461%	7/12/49	1,395	976
	TotalEnergies Capital International SA	3.127%	5/29/50	4,555	2,986
	TotalEnergies Capital International SA	3.386%	6/29/60	1,640	1,059
	TotalEnergies Capital SA	5.488%	4/5/54	3,025	2,894
	TotalEnergies Capital SA	5.275%	9/10/54	1,920	1,777
	TotalEnergies Capital SA	5.638%	4/5/64	2,270	2,164
	TotalEnergies Capital SA	5.425%	9/10/64	2,255	2,087
	TransCanada PipeLines Ltd.	5.850%	3/15/36	840	846
	TransCanada PipeLines Ltd.	6.200%	10/15/37	2,938	3,024
	TransCanada PipeLines Ltd.	7.250%	8/15/38	1,554	1,742
	TransCanada PipeLines Ltd.	7.625%	1/15/39	1,602	1,849
	TransCanada PipeLines Ltd.	6.100%	6/1/40	1,245	1,262
	Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/41	495	465
	Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	670	564
	Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	1,185	982
	Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/50	870	642
	Valero Energy Corp.	6.625%	6/15/37	2,350	2,466
	Valero Energy Corp.	4.900%	3/15/45	1,055	923
	Valero Energy Corp.	3.650%	12/1/51	1,436	966
	Valero Energy Corp.	4.000%	6/1/52	525	373
	Western Midstream Operating LP	5.450%	4/1/44	1,037	920
	Western Midstream Operating LP	5.300%	3/1/48	1,280	1,085
	Western Midstream Operating LP	5.500%	8/15/48	580	502
	Western Midstream Operating LP	5.250%	2/1/50	1,547	1,323
	Williams Cos. Inc.	6.300%	4/15/40	2,205	2,288
	Williams Cos. Inc.	5.800%	11/15/43	300	294
	Williams Cos. Inc.	5.400%	3/4/44	1,530	1,432
	Williams Cos. Inc.	5.750%	6/24/44	865	837
	Williams Cos. Inc.	5.100%	9/15/45	2,430	2,177
	Williams Cos. Inc.	4.850%	3/1/48	2,120	1,808
	Williams Cos. Inc.	3.500%	10/15/51	1,218	827
	Williams Cos. Inc.	5.300%	8/15/52	720	657
	Williams Cos. Inc.	5.800%	11/15/54	935	912
	Woodside Finance Ltd.	5.700%	9/12/54	1,290	1,201
					352,327
Financials (6.2%)
	AerCap Ireland Capital DAC	3.850%	10/29/41	2,548	1,998
	Aflac Inc.	4.000%	10/15/46	1,414	1,105
	Alleghany Corp.	4.900%	9/15/44	525	482
	Alleghany Corp.	3.250%	8/15/51	990	665
	Allstate Corp.	5.550%	5/9/35	1,042	1,055
	Allstate Corp.	5.950%	4/1/36	940	987
	Allstate Corp.	4.200%	12/15/46	864	695
	Allstate Corp.	3.850%	8/10/49	1,663	1,246
[1]	Allstate Corp.	6.500%	5/15/57	925	950
	American Express Co.	4.050%	12/3/42	2,061	1,725
	American Financial Group Inc.	4.500%	6/15/47	985	813
	American International Group Inc.	3.875%	1/15/35	1,016	902
	American International Group Inc.	4.500%	7/16/44	990	849
	American International Group Inc.	4.750%	4/1/48	2,613	2,314
	American International Group Inc.	4.375%	6/30/50	2,035	1,679
	Aon Corp.	6.250%	9/30/40	910	942
	Aon Corp.	2.900%	8/23/51	1,425	865
	Aon Corp.	3.900%	2/28/52	1,532	1,123
	Aon Global Ltd.	4.600%	6/14/44	932	788
	Aon Global Ltd.	4.750%	5/15/45	954	820
	Aon North America Inc.	5.750%	3/1/54	4,440	4,329
	Apollo Global Management Inc.	5.800%	5/21/54	1,375	1,379
	Arch Capital Finance LLC	5.031%	12/15/46	810	728

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Arch Capital Group Ltd.	3.635%	6/30/50	1,599	1,139
	Arch Capital Group US Inc.	5.144%	11/1/43	976	892
	Ares Management Corp.	5.600%	10/11/54	1,300	1,237
	Arthur J Gallagher & Co.	5.150%	2/15/35	470	458
	Arthur J Gallagher & Co.	3.500%	5/20/51	1,477	1,016
	Arthur J Gallagher & Co.	3.050%	3/9/52	705	439
	Arthur J Gallagher & Co.	5.750%	3/2/53	985	964
	Arthur J Gallagher & Co.	6.750%	2/15/54	1,075	1,188
	Arthur J Gallagher & Co.	5.750%	7/15/54	920	905
	Athene Holding Ltd.	3.950%	5/25/51	1,040	748
	Athene Holding Ltd.	3.450%	5/15/52	985	634
	Athene Holding Ltd.	6.250%	4/1/54	1,470	1,474
	Bank of America Corp.	6.110%	1/29/37	4,421	4,575
[1]	Bank of America Corp.	4.244%	4/24/38	3,242	2,871
	Bank of America Corp.	7.750%	5/14/38	1,783	2,083
[1]	Bank of America Corp.	4.078%	4/23/40	2,591	2,200
[1]	Bank of America Corp.	2.676%	6/19/41	9,711	6,719
[1]	Bank of America Corp.	5.875%	2/7/42	2,975	3,101
	Bank of America Corp.	3.311%	4/22/42	7,494	5,604
[1]	Bank of America Corp.	5.000%	1/21/44	3,551	3,315
[1]	Bank of America Corp.	4.875%	4/1/44	643	588
[1]	Bank of America Corp.	3.946%	1/23/49	1,267	968
[1]	Bank of America Corp.	4.330%	3/15/50	5,585	4,547
[1]	Bank of America Corp.	4.083%	3/20/51	10,355	8,076
[1]	Bank of America Corp.	2.831%	10/24/51	2,200	1,349
[1]	Bank of America Corp.	3.483%	3/13/52	990	699
	Bank of America Corp.	2.972%	7/21/52	4,648	2,945
[1]	Bank of America NA	6.000%	10/15/36	1,751	1,809
	Barclays plc	3.811%	3/10/42	1,735	1,341
	Barclays plc	3.330%	11/24/42	1,783	1,289
	Barclays plc	5.250%	8/17/45	2,436	2,273
	Barclays plc	4.950%	1/10/47	3,273	2,907
	Barclays plc	6.036%	3/12/55	775	774
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	610	642
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	1,617	1,465
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	983	849
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	4,564	3,758
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	3,380	2,816
	Berkshire Hathaway Finance Corp.	2.850%	10/15/50	3,180	1,988
	Berkshire Hathaway Finance Corp.	3.850%	3/15/52	4,930	3,723
	Berkshire Hathaway Inc.	4.500%	2/11/43	1,883	1,737
	BlackRock Funding Inc.	4.900%	1/8/35	850	831
	BlackRock Funding Inc.	5.250%	3/14/54	2,899	2,733
	BlackRock Funding Inc.	5.350%	1/8/55	1,590	1,519
	Blue Owl Finance LLC	4.125%	10/7/51	600	436
	Brighthouse Financial Inc.	4.700%	6/22/47	1,413	1,095
	Brighthouse Financial Inc.	3.850%	12/22/51	675	437
	Brookfield Finance Inc.	5.675%	1/15/35	900	904
	Brookfield Finance Inc.	4.700%	9/20/47	1,153	993
	Brookfield Finance Inc.	3.500%	3/30/51	1,440	993
	Brookfield Finance Inc.	3.625%	2/15/52	985	686
	Brookfield Finance Inc.	5.968%	3/4/54	1,395	1,409
	Brookfield Finance LLC	3.450%	4/15/50	925	632
	Brown & Brown Inc.	4.950%	3/17/52	1,035	883
	Chubb Corp.	6.000%	5/11/37	998	1,059
[1]	Chubb Corp.	6.500%	5/15/38	830	914
	Chubb INA Holdings LLC	6.700%	5/15/36	525	582
	Chubb INA Holdings LLC	4.150%	3/13/43	1,507	1,259
	Chubb INA Holdings LLC	4.350%	11/3/45	1,995	1,698
	Chubb INA Holdings LLC	2.850%	12/15/51	822	518
	Chubb INA Holdings LLC	3.050%	12/15/61	2,052	1,240
	Citigroup Inc.	6.125%	8/25/36	1,256	1,280
[1]	Citigroup Inc.	3.878%	1/24/39	2,377	1,983
	Citigroup Inc.	8.125%	7/15/39	3,289	4,054
[1]	Citigroup Inc.	5.316%	3/26/41	1,584	1,521
	Citigroup Inc.	5.875%	1/30/42	1,355	1,383
	Citigroup Inc.	6.675%	9/13/43	1,667	1,828
	Citigroup Inc.	5.300%	5/6/44	1,620	1,522
	Citigroup Inc.	4.650%	7/30/45	1,632	1,420
	Citigroup Inc.	4.750%	5/18/46	3,564	3,103

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Citigroup Inc.	4.281%	4/24/48	2,147	1,752
	Citigroup Inc.	4.650%	7/23/48	3,555	3,046
	CME Group Inc.	5.300%	9/15/43	1,128	1,128
	CME Group Inc.	4.150%	6/15/48	655	540
[1]	Cooperatieve Rabobank UA	5.250%	5/24/41	2,319	2,250
	Cooperatieve Rabobank UA	5.750%	12/1/43	1,854	1,840
	Cooperatieve Rabobank UA	5.250%	8/4/45	2,719	2,557
	Corebridge Financial Inc.	4.350%	4/5/42	1,090	906
	Corebridge Financial Inc.	4.400%	4/5/52	2,430	1,951
	Equitable Holdings Inc.	5.000%	4/20/48	2,019	1,795
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	755	653
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	1,500	1,018
	Everest Reinsurance Holdings Inc.	3.125%	10/15/52	1,550	957
	Fairfax Financial Holdings Ltd.	6.350%	3/22/54	1,520	1,562
[3]	Fairfax Financial Holdings Ltd.	6.100%	3/15/55	1,075	1,060
	Fidelity National Financial Inc.	3.200%	9/17/51	935	575
	Fifth Third Bancorp	8.250%	3/1/38	1,638	1,964
	Franklin Resources Inc.	2.950%	8/12/51	655	405
	GATX Corp.	3.100%	6/1/51	1,649	1,043
	GATX Corp.	6.050%	6/5/54	810	831
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	2,110	1,945
	Goldman Sachs Group Inc.	6.450%	5/1/36	1,336	1,408
	Goldman Sachs Group Inc.	6.750%	10/1/37	10,888	11,675
[1]	Goldman Sachs Group Inc.	4.017%	10/31/38	6,005	5,080
[1]	Goldman Sachs Group Inc.	4.411%	4/23/39	2,269	1,993
	Goldman Sachs Group Inc.	6.250%	2/1/41	4,923	5,180
	Goldman Sachs Group Inc.	3.210%	4/22/42	4,755	3,463
	Goldman Sachs Group Inc.	3.436%	2/24/43	2,432	1,808
[1]	Goldman Sachs Group Inc.	4.800%	7/8/44	1,727	1,526
	Goldman Sachs Group Inc.	5.150%	5/22/45	995	915
	Goldman Sachs Group Inc.	4.750%	10/21/45	978	861
	Goldman Sachs Group Inc.	5.561%	11/19/45	7,000	6,756
	Hartford Financial Services Group Inc.	5.950%	10/15/36	921	945
	Hartford Financial Services Group Inc.	6.100%	10/1/41	613	625
	Hartford Financial Services Group Inc.	4.300%	4/15/43	850	715
	Hartford Financial Services Group Inc.	3.600%	8/19/49	1,585	1,153
	Hartford Financial Services Group Inc.	2.900%	9/15/51	1,170	727
[1]	HSBC Bank USA NA	5.625%	8/15/35	795	792
[1]	HSBC Bank USA NA	7.000%	1/15/39	855	946
[1]	HSBC Holdings plc	6.500%	5/2/36	2,339	2,387
	HSBC Holdings plc	6.500%	9/15/37	2,247	2,310
[1]	HSBC Holdings plc	6.500%	9/15/37	3,540	3,608
[1]	HSBC Holdings plc	6.800%	6/1/38	990	1,034
	HSBC Holdings plc	6.100%	1/14/42	1,985	2,105
	HSBC Holdings plc	6.332%	3/9/44	4,310	4,537
	HSBC Holdings plc	5.250%	3/14/44	2,810	2,579
	Intercontinental Exchange Inc.	2.650%	9/15/40	1,654	1,154
	Intercontinental Exchange Inc.	4.250%	9/21/48	2,487	2,006
	Intercontinental Exchange Inc.	3.000%	6/15/50	2,418	1,536
	Intercontinental Exchange Inc.	4.950%	6/15/52	2,737	2,443
	Intercontinental Exchange Inc.	3.000%	9/15/60	2,485	1,449
	Intercontinental Exchange Inc.	5.200%	6/15/62	1,690	1,535
	Invesco Finance plc	5.375%	11/30/43	766	719
	Jackson Financial Inc.	4.000%	11/23/51	900	619
	Jefferies Financial Group Inc.	6.250%	1/15/36	1,200	1,232
	Jefferies Financial Group Inc.	6.500%	1/20/43	486	516
	JPMorgan Chase & Co.	6.400%	5/15/38	2,515	2,743
[1]	JPMorgan Chase & Co.	3.882%	7/24/38	5,317	4,510
	JPMorgan Chase & Co.	5.500%	10/15/40	1,264	1,255
[1]	JPMorgan Chase & Co.	3.109%	4/22/41	4,159	3,075
	JPMorgan Chase & Co.	5.600%	7/15/41	4,002	4,036
	JPMorgan Chase & Co.	2.525%	11/19/41	2,266	1,525
	JPMorgan Chase & Co.	5.400%	1/6/42	2,913	2,868
	JPMorgan Chase & Co.	3.157%	4/22/42	1,160	849
	JPMorgan Chase & Co.	5.625%	8/16/43	1,592	1,580
	JPMorgan Chase & Co.	4.850%	2/1/44	1,830	1,676
	JPMorgan Chase & Co.	4.950%	6/1/45	2,829	2,565
	JPMorgan Chase & Co.	5.534%	11/29/45	4,045	3,946
[1]	JPMorgan Chase & Co.	4.260%	2/22/48	4,670	3,842
[1]	JPMorgan Chase & Co.	4.032%	7/24/48	2,871	2,257

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	JPMorgan Chase & Co.	3.964%	11/15/48	5,349	4,174
[1]	JPMorgan Chase & Co.	3.897%	1/23/49	2,866	2,202
[1]	JPMorgan Chase & Co.	3.109%	4/22/51	4,866	3,203
	JPMorgan Chase & Co.	3.328%	4/22/52	5,652	3,868
	Legg Mason Inc.	5.625%	1/15/44	995	971
	Lincoln National Corp.	6.300%	10/9/37	330	343
	Lincoln National Corp.	7.000%	6/15/40	560	612
	Lincoln National Corp.	4.350%	3/1/48	1,055	817
	Lloyds Banking Group plc	5.300%	12/1/45	1,224	1,106
	Lloyds Banking Group plc	3.369%	12/14/46	1,338	930
	Lloyds Banking Group plc	4.344%	1/9/48	2,882	2,258
	Loews Corp.	6.000%	2/1/35	460	487
	Loews Corp.	4.125%	5/15/43	887	734
[1]	M&T Bank Corp.	5.385%	1/16/36	1,682	1,630
	Manulife Financial Corp.	5.375%	3/4/46	1,148	1,118
	Markel Group Inc.	5.000%	4/5/46	685	600
	Markel Group Inc.	4.300%	11/1/47	622	485
	Markel Group Inc.	5.000%	5/20/49	1,015	881
	Markel Group Inc.	4.150%	9/17/50	995	753
	Markel Group Inc.	3.450%	5/7/52	995	658
	Markel Group Inc.	6.000%	5/16/54	935	927
	Marsh & McLennan Cos. Inc.	5.000%	3/15/35	3,475	3,387
	Marsh & McLennan Cos. Inc.	4.750%	3/15/39	1,785	1,653
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	1,124	939
	Marsh & McLennan Cos. Inc.	4.200%	3/1/48	921	746
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	1,884	1,686
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	435	270
	Marsh & McLennan Cos. Inc.	6.250%	11/1/52	565	603
	Marsh & McLennan Cos. Inc.	5.450%	3/15/53	530	510
	Marsh & McLennan Cos. Inc.	5.700%	9/15/53	160	160
	Marsh & McLennan Cos. Inc.	5.450%	3/15/54	1,783	1,718
	Marsh & McLennan Cos. Inc.	5.400%	3/15/55	2,295	2,200
	Mastercard Inc.	4.550%	1/15/35	1,723	1,650
	Mastercard Inc.	3.800%	11/21/46	1,735	1,355
	Mastercard Inc.	3.650%	6/1/49	900	679
	Mastercard Inc.	3.850%	3/26/50	2,623	2,030
	Mastercard Inc.	2.950%	3/15/51	1,840	1,183
	MetLife Inc.	5.300%	12/15/34	1,295	1,291
	MetLife Inc.	5.700%	6/15/35	1,914	1,968
[1]	MetLife Inc.	6.400%	12/15/36	1,445	1,472
[1]	MetLife Inc.	10.750%	8/1/39	825	1,099
	MetLife Inc.	5.875%	2/6/41	1,758	1,793
	MetLife Inc.	4.875%	11/13/43	1,971	1,787
	MetLife Inc.	4.721%	12/15/44	1,075	950
	MetLife Inc.	4.050%	3/1/45	1,808	1,448
	MetLife Inc.	5.000%	7/15/52	2,120	1,915
	MetLife Inc.	5.250%	1/15/54	2,270	2,125
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	627	571
	Mitsubishi UFJ Financial Group Inc.	4.153%	3/7/39	945	848
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	2,854	2,396
[1]	Morgan Stanley	3.971%	7/22/38	1,022	868
[1]	Morgan Stanley	4.457%	4/22/39	2,355	2,108
	Morgan Stanley	3.217%	4/22/42	4,109	3,042
	Morgan Stanley	6.375%	7/24/42	3,340	3,608
	Morgan Stanley	4.300%	1/27/45	5,539	4,566
[1]	Morgan Stanley	4.375%	1/22/47	3,607	3,009
[1]	Morgan Stanley	5.597%	3/24/51	3,447	3,393
[1]	Morgan Stanley	2.802%	1/25/52	3,975	2,427
	Morgan Stanley	5.516%	11/19/55	5,085	4,902
	Nasdaq Inc.	2.500%	12/21/40	1,456	976
	Nasdaq Inc.	3.250%	4/28/50	962	643
	Nasdaq Inc.	3.950%	3/7/52	985	731
	Nasdaq Inc.	5.950%	8/15/53	1,000	1,007
	Nasdaq Inc.	6.100%	6/28/63	1,447	1,464
[1]	Nationwide Financial Services Inc.	6.750%	5/15/37	705	721
	Old Republic International Corp.	3.850%	6/11/51	900	632
	Principal Financial Group Inc.	4.625%	9/15/42	1,045	918
	Principal Financial Group Inc.	4.350%	5/15/43	767	646
	Principal Financial Group Inc.	4.300%	11/15/46	581	478
	Principal Financial Group Inc.	5.500%	3/15/53	540	515

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Progressive Corp.	4.350%	4/25/44	1,070	908
	Progressive Corp.	4.125%	4/15/47	2,393	1,925
	Progressive Corp.	4.200%	3/15/48	1,084	884
	Progressive Corp.	3.950%	3/26/50	895	692
[1]	Prudential Financial Inc.	5.700%	12/14/36	1,310	1,342
[1]	Prudential Financial Inc.	6.625%	12/1/37	633	694
[1]	Prudential Financial Inc.	3.000%	3/10/40	891	657
[1]	Prudential Financial Inc.	6.625%	6/21/40	639	700
[1]	Prudential Financial Inc.	4.600%	5/15/44	1,080	941
	Prudential Financial Inc.	3.905%	12/7/47	2,160	1,649
	Prudential Financial Inc.	3.935%	12/7/49	2,063	1,558
[1]	Prudential Financial Inc.	4.350%	2/25/50	1,912	1,553
[1]	Prudential Financial Inc.	3.700%	3/13/51	2,141	1,545
	Raymond James Financial Inc.	4.950%	7/15/46	1,170	1,049
	Raymond James Financial Inc.	3.750%	4/1/51	1,410	1,018
[1]	Regions Bank	6.450%	6/26/37	980	996
	Regions Financial Corp.	7.375%	12/10/37	548	611
	Selective Insurance Group Inc.	5.375%	3/1/49	580	528
	Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/41	1,002	666
	Sumitomo Mitsui Financial Group Inc.	2.930%	9/17/41	1,385	990
	Sumitomo Mitsui Financial Group Inc.	6.184%	7/13/43	2,215	2,361
	Sumitomo Mitsui Financial Group Inc.	5.836%	7/9/44	1,775	1,782
	Transatlantic Holdings Inc.	8.000%	11/30/39	663	818
	Travelers Cos. Inc.	6.750%	6/20/36	581	646
[1]	Travelers Cos. Inc.	6.250%	6/15/37	1,260	1,355
	Travelers Cos. Inc.	5.350%	11/1/40	1,440	1,410
	Travelers Cos. Inc.	4.600%	8/1/43	473	417
	Travelers Cos. Inc.	4.300%	8/25/45	626	522
	Travelers Cos. Inc.	3.750%	5/15/46	1,022	779
	Travelers Cos. Inc.	4.000%	5/30/47	1,490	1,178
	Travelers Cos. Inc.	4.100%	3/4/49	1,595	1,272
	Travelers Cos. Inc.	2.550%	4/27/50	643	379
	Travelers Cos. Inc.	3.050%	6/8/51	1,525	994
	Travelers Cos. Inc.	5.450%	5/25/53	1,191	1,159
	UBS AG	4.500%	6/26/48	855	724
	UBS Group AG	4.875%	5/15/45	4,098	3,664
	Unum Group	5.750%	8/15/42	695	678
	Unum Group	4.500%	12/15/49	1,065	846
	Unum Group	4.125%	6/15/51	1,115	821
	Unum Group	6.000%	6/15/54	545	540
	Visa Inc.	4.150%	12/14/35	2,945	2,721
	Visa Inc.	2.700%	4/15/40	1,799	1,311
	Visa Inc.	4.300%	12/14/45	5,951	5,086
	Visa Inc.	3.650%	9/15/47	950	725
	Visa Inc.	2.000%	8/15/50	2,985	1,612
	Voya Financial Inc.	5.700%	7/15/43	1,004	958
	Voya Financial Inc.	4.800%	6/15/46	225	191
	W R Berkley Corp.	4.750%	8/1/44	1,275	1,114
	W R Berkley Corp.	3.550%	3/30/52	575	395
	W R Berkley Corp.	3.150%	9/30/61	745	438
	Wachovia Corp.	5.500%	8/1/35	1,968	1,966
[1]	Wells Fargo & Co.	5.950%	12/15/36	1,016	1,020
[1]	Wells Fargo & Co.	3.068%	4/30/41	5,075	3,683
	Wells Fargo & Co.	5.375%	11/2/43	3,286	3,073
	Wells Fargo & Co.	5.606%	1/15/44	4,482	4,289
[1]	Wells Fargo & Co.	4.650%	11/4/44	4,013	3,368
	Wells Fargo & Co.	3.900%	5/1/45	3,579	2,772
[1]	Wells Fargo & Co.	4.900%	11/17/45	3,747	3,246
[1]	Wells Fargo & Co.	4.400%	6/14/46	2,659	2,134
[1]	Wells Fargo & Co.	4.750%	12/7/46	3,529	2,964
[1]	Wells Fargo & Co.	5.013%	4/4/51	8,357	7,440
[1]	Wells Fargo & Co.	4.611%	4/25/53	5,227	4,366
[1]	Wells Fargo Bank NA	5.850%	2/1/37	2,026	2,064
[1]	Wells Fargo Bank NA	6.600%	1/15/38	1,489	1,623
	Western Union Co.	6.200%	11/17/36	980	990
	Westpac Banking Corp.	4.421%	7/24/39	1,654	1,463
	Westpac Banking Corp.	2.963%	11/16/40	1,825	1,297
	Westpac Banking Corp.	3.133%	11/18/41	1,798	1,287
	Willis North America Inc.	5.050%	9/15/48	1,113	979
	Willis North America Inc.	3.875%	9/15/49	1,196	876

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Willis North America Inc.	5.900%	3/5/54	872	855
	XL Group Ltd.	5.250%	12/15/43	545	504
					516,205
Health Care (7.3%)
	Abbott Laboratories	4.750%	11/30/36	2,862	2,761
	Abbott Laboratories	6.150%	11/30/37	498	541
	Abbott Laboratories	6.000%	4/1/39	1,286	1,382
	Abbott Laboratories	5.300%	5/27/40	1,203	1,206
	Abbott Laboratories	4.750%	4/15/43	990	928
	Abbott Laboratories	4.900%	11/30/46	5,273	4,911
	AbbVie Inc.	4.550%	3/15/35	3,668	3,446
	AbbVie Inc.	4.500%	5/14/35	4,902	4,583
	AbbVie Inc.	4.300%	5/14/36	2,127	1,940
	AbbVie Inc.	4.050%	11/21/39	7,871	6,724
	AbbVie Inc.	4.625%	10/1/42	1,200	1,060
	AbbVie Inc.	4.400%	11/6/42	5,348	4,622
	AbbVie Inc.	5.350%	3/15/44	240	233
	AbbVie Inc.	4.850%	6/15/44	2,186	1,978
	AbbVie Inc.	4.750%	3/15/45	1,042	928
	AbbVie Inc.	4.700%	5/14/45	4,921	4,346
	AbbVie Inc.	4.450%	5/14/46	1,574	1,338
	AbbVie Inc.	4.875%	11/14/48	1,898	1,702
	AbbVie Inc.	4.250%	11/21/49	10,180	8,278
	AbbVie Inc.	5.400%	3/15/54	5,470	5,262
	AbbVie Inc.	5.500%	3/15/64	2,570	2,454
	Adventist Health System	3.630%	3/1/49	910	637
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	825	672
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	875	621
[1]	Advocate Health & Hospitals Corp.	3.008%	6/15/50	828	545
	Aetna Inc.	6.625%	6/15/36	725	761
	Aetna Inc.	6.750%	12/15/37	1,119	1,179
	Aetna Inc.	4.500%	5/15/42	963	781
	Aetna Inc.	4.750%	3/15/44	873	720
	AHS Hospital Corp.	5.024%	7/1/45	875	815
[1]	AHS Hospital Corp.	2.780%	7/1/51	880	543
[1]	Allina Health System	3.887%	4/15/49	780	591
	Amgen Inc.	6.400%	2/1/39	890	932
	Amgen Inc.	3.150%	2/21/40	2,494	1,852
	Amgen Inc.	5.750%	3/15/40	210	208
	Amgen Inc.	2.800%	8/15/41	1,030	715
	Amgen Inc.	4.950%	10/1/41	656	591
	Amgen Inc.	5.150%	11/15/41	1,079	1,000
	Amgen Inc.	5.650%	6/15/42	730	712
	Amgen Inc.	5.600%	3/2/43	4,495	4,370
	Amgen Inc.	4.400%	5/1/45	4,982	4,120
	Amgen Inc.	4.563%	6/15/48	2,547	2,117
	Amgen Inc.	3.375%	2/21/50	3,222	2,203
	Amgen Inc.	4.663%	6/15/51	5,933	4,971
	Amgen Inc.	3.000%	1/15/52	2,652	1,672
	Amgen Inc.	4.200%	2/22/52	1,753	1,354
	Amgen Inc.	4.875%	3/1/53	2,065	1,768
	Amgen Inc.	5.650%	3/2/53	6,265	6,031
	Amgen Inc.	2.770%	9/1/53	1,222	710
	Amgen Inc.	4.400%	2/22/62	2,032	1,572
	Amgen Inc.	5.750%	3/2/63	4,761	4,559
[1]	Ascension Health	3.106%	11/15/39	1,150	866
	Ascension Health	3.945%	11/15/46	1,976	1,575
[1]	Ascension Health	4.847%	11/15/53	962	859
	AstraZeneca plc	6.450%	9/15/37	4,946	5,422
	AstraZeneca plc	4.000%	9/18/42	2,836	2,346
	AstraZeneca plc	4.375%	11/16/45	1,482	1,268
	AstraZeneca plc	2.125%	8/6/50	766	416
	AstraZeneca plc	3.000%	5/28/51	1,729	1,131
	Banner Health	2.907%	1/1/42	825	587
	Banner Health	2.913%	1/1/51	666	424
[1]	Baptist Health South Florida Foundation Inc.	3.115%	11/15/71	550	313
[1]	Baptist Healthcare System Obligated Group	3.540%	8/15/50	1,141	798
	Baxalta Inc.	5.250%	6/23/45	860	793
	Baxter International Inc.	3.500%	8/15/46	1,103	762

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Baxter International Inc.	3.132%	12/1/51	2,027	1,255
	Baylor Scott & White Holdings	4.185%	11/15/45	940	783
	Baylor Scott & White Holdings	3.967%	11/15/46	951	756
[1]	Baylor Scott & White Holdings	2.839%	11/15/50	1,692	1,071
	Becton Dickinson & Co.	4.685%	12/15/44	2,067	1,787
	Becton Dickinson & Co.	4.669%	6/6/47	2,631	2,245
	Becton Dickinson & Co.	3.794%	5/20/50	579	428
[1]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	900	555
	Biogen Inc.	5.200%	9/15/45	120	109
	Biogen Inc.	3.150%	5/1/50	2,820	1,774
	Biogen Inc.	3.250%	2/15/51	1,296	829
[1]	Bon Secours Mercy Health Inc.	3.205%	6/1/50	1,025	683
	Boston Scientific Corp.	6.500%	11/15/35	555	609
	Boston Scientific Corp.	4.550%	3/1/39	1,060	969
	Boston Scientific Corp.	7.375%	1/15/40	534	625
	Boston Scientific Corp.	4.700%	3/1/49	1,190	1,047
	Bristol-Myers Squibb Co.	4.125%	6/15/39	2,931	2,526
	Bristol-Myers Squibb Co.	3.550%	3/15/42	1,773	1,370
	Bristol-Myers Squibb Co.	3.250%	8/1/42	614	449
	Bristol-Myers Squibb Co.	4.625%	5/15/44	2,426	2,138
	Bristol-Myers Squibb Co.	4.350%	11/15/47	2,733	2,249
	Bristol-Myers Squibb Co.	4.550%	2/20/48	2,123	1,803
	Bristol-Myers Squibb Co.	4.250%	10/26/49	6,681	5,403
	Bristol-Myers Squibb Co.	2.550%	11/13/50	3,147	1,816
	Bristol-Myers Squibb Co.	3.700%	3/15/52	3,642	2,642
	Bristol-Myers Squibb Co.	6.250%	11/15/53	1,340	1,418
	Bristol-Myers Squibb Co.	5.550%	2/22/54	5,260	5,115
	Bristol-Myers Squibb Co.	3.900%	3/15/62	1,450	1,037
	Bristol-Myers Squibb Co.	6.400%	11/15/63	2,425	2,592
	Bristol-Myers Squibb Co.	5.650%	2/22/64	3,220	3,097
	Cardinal Health Inc.	4.600%	3/15/43	1,020	862
	Cardinal Health Inc.	4.500%	11/15/44	822	675
	Cardinal Health Inc.	4.900%	9/15/45	1,213	1,049
	Cardinal Health Inc.	5.750%	11/15/54	950	909
[1]	Catholic Health Services of Long Island Obligated Group	3.368%	7/1/50	800	538
	Cencora Inc.	5.150%	2/15/35	1,075	1,048
	Cencora Inc.	4.250%	3/1/45	869	705
	Cencora Inc.	4.300%	12/15/47	1,041	840
	Children's Health System of Texas	2.511%	8/15/50	935	552
[1]	Children's Hospital	2.928%	7/15/50	675	423
[1]	Children's Hospital Corp.	4.115%	1/1/47	699	573
[1]	Children's Hospital Corp.	2.585%	2/1/50	545	327
	Children's Hospital Medical Center	4.268%	5/15/44	750	643
[1]	Children's Hospital of Philadelphia	2.704%	7/1/50	870	539
	Cigna Group	4.800%	8/15/38	3,575	3,239
	Cigna Group	3.200%	3/15/40	1,458	1,068
[1]	Cigna Group	6.125%	11/15/41	516	523
[1]	Cigna Group	4.800%	7/15/46	2,400	2,044
[1]	Cigna Group	3.875%	10/15/47	2,075	1,509
	Cigna Group	4.900%	12/15/48	5,545	4,717
	Cigna Group	3.400%	3/15/50	2,060	1,351
	Cigna Group	3.400%	3/15/51	2,660	1,733
	Cigna Group	5.600%	2/15/54	2,255	2,111
[1]	City of Hope	5.623%	11/15/43	625	594
[1]	City of Hope	4.378%	8/15/48	645	519
	Cleveland Clinic Foundation	4.858%	1/1/14	830	702
[1]	CommonSpirit Health	4.350%	11/1/42	1,717	1,433
	CommonSpirit Health	3.817%	10/1/49	935	693
	CommonSpirit Health	4.187%	10/1/49	1,112	870
	CommonSpirit Health	3.910%	10/1/50	1,282	945
	CommonSpirit Health	5.548%	12/1/54	1,140	1,090
[1]	Community Health Network Inc.	3.099%	5/1/50	900	573
[1]	Corewell Health Obligated Group	3.487%	7/15/49	775	554
[1]	Cottage Health Obligated Group	3.304%	11/1/49	855	597
	CVS Health Corp.	4.875%	7/20/35	1,063	965
	CVS Health Corp.	4.780%	3/25/38	8,628	7,451
	CVS Health Corp.	6.125%	9/15/39	1,845	1,803
	CVS Health Corp.	4.125%	4/1/40	1,099	859
	CVS Health Corp.	5.300%	12/5/43	1,750	1,524
	CVS Health Corp.	5.125%	7/20/45	5,876	4,937

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CVS Health Corp.	5.050%	3/25/48	13,425	11,069
	CVS Health Corp.	5.625%	2/21/53	2,585	2,284
	CVS Health Corp.	5.875%	6/1/53	1,389	1,273
	CVS Health Corp.	6.050%	6/1/54	1,620	1,522
	CVS Health Corp.	6.000%	6/1/63	555	506
	Danaher Corp.	4.375%	9/15/45	1,242	1,061
	Danaher Corp.	2.600%	10/1/50	2,095	1,246
	Danaher Corp.	2.800%	12/10/51	1,905	1,172
[1]	Dartmouth-Hitchcock Health	4.178%	8/1/48	524	396
	DH Europe Finance II Sarl	3.250%	11/15/39	762	593
	DH Europe Finance II Sarl	3.400%	11/15/49	1,578	1,115
	Dignity Health	4.500%	11/1/42	900	753
	Dignity Health	5.267%	11/1/64	505	453
[1]	Duke University Health System Inc.	3.920%	6/1/47	985	774
	Elevance Health Inc.	5.200%	2/15/35	2,075	2,026
	Elevance Health Inc.	5.850%	1/15/36	797	804
	Elevance Health Inc.	6.375%	6/15/37	686	722
	Elevance Health Inc.	4.625%	5/15/42	1,396	1,205
	Elevance Health Inc.	4.650%	1/15/43	1,694	1,470
	Elevance Health Inc.	5.100%	1/15/44	779	707
	Elevance Health Inc.	4.650%	8/15/44	1,453	1,244
	Elevance Health Inc.	4.375%	12/1/47	2,336	1,874
	Elevance Health Inc.	4.550%	3/1/48	1,118	916
	Elevance Health Inc.	3.700%	9/15/49	880	625
	Elevance Health Inc.	3.125%	5/15/50	2,460	1,565
	Elevance Health Inc.	3.600%	3/15/51	1,760	1,218
	Elevance Health Inc.	4.550%	5/15/52	1,575	1,264
	Elevance Health Inc.	6.100%	10/15/52	1,090	1,102
	Elevance Health Inc.	5.125%	2/15/53	2,365	2,093
	Elevance Health Inc.	5.650%	6/15/54	1,315	1,259
	Elevance Health Inc.	4.850%	8/15/54	400	331
	Elevance Health Inc.	5.700%	2/15/55	2,325	2,239
	Elevance Health Inc.	5.850%	11/1/64	1,435	1,383
	Eli Lilly & Co.	3.950%	3/15/49	985	771
	Eli Lilly & Co.	2.250%	5/15/50	3,255	1,827
	Eli Lilly & Co.	4.875%	2/27/53	2,870	2,586
	Eli Lilly & Co.	5.000%	2/9/54	3,745	3,440
	Eli Lilly & Co.	5.050%	8/14/54	732	677
	Eli Lilly & Co.	4.150%	3/15/59	1,310	1,025
	Eli Lilly & Co.	2.500%	9/15/60	1,665	886
	Eli Lilly & Co.	4.950%	2/27/63	1,955	1,754
	Eli Lilly & Co.	5.100%	2/9/64	3,310	3,022
	Eli Lilly & Co.	5.200%	8/14/64	690	640
[1]	Franciscan Missionaries of Our Lady Health System Inc.	3.914%	7/1/49	745	568
	GE HealthCare Technologies Inc.	6.377%	11/22/52	1,712	1,839
	Gilead Sciences Inc.	5.100%	6/15/35	1,800	1,770
	Gilead Sciences Inc.	4.600%	9/1/35	2,278	2,145
	Gilead Sciences Inc.	4.000%	9/1/36	1,866	1,645
	Gilead Sciences Inc.	2.600%	10/1/40	3,036	2,099
	Gilead Sciences Inc.	5.650%	12/1/41	521	519
	Gilead Sciences Inc.	4.800%	4/1/44	3,004	2,683
	Gilead Sciences Inc.	4.500%	2/1/45	3,153	2,699
	Gilead Sciences Inc.	4.750%	3/1/46	4,378	3,857
	Gilead Sciences Inc.	4.150%	3/1/47	2,005	1,603
	Gilead Sciences Inc.	2.800%	10/1/50	3,478	2,135
	Gilead Sciences Inc.	5.550%	10/15/53	1,210	1,189
	Gilead Sciences Inc.	5.500%	11/15/54	600	583
	Gilead Sciences Inc.	5.600%	11/15/64	1,275	1,231
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	5,456	5,909
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	667	563
[1]	Hackensack Meridian Health Inc.	2.675%	9/1/41	985	676
	Hackensack Meridian Health Inc.	4.211%	7/1/48	625	510
[1]	Hackensack Meridian Health Inc.	2.875%	9/1/50	1,245	780
	Hackensack Meridian Health Inc.	4.500%	7/1/57	715	590
[1]	Hartford HealthCare Corp.	3.447%	7/1/54	900	624
	HCA Inc.	5.125%	6/15/39	1,128	1,028
	HCA Inc.	4.375%	3/15/42	50	41
	HCA Inc.	5.500%	6/15/47	2,580	2,339
	HCA Inc.	5.250%	6/15/49	3,576	3,094
	HCA Inc.	3.500%	7/15/51	2,607	1,685

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	HCA Inc.	4.625%	3/15/52	3,180	2,481
	HCA Inc.	5.900%	6/1/53	1,944	1,828
	HCA Inc.	6.000%	4/1/54	2,419	2,304
	HCA Inc.	5.950%	9/15/54	2,815	2,673
	HCA Inc.	6.100%	4/1/64	1,580	1,508
	Hoag Memorial Hospital Presbyterian	3.803%	7/15/52	995	747
	Humana Inc.	4.625%	12/1/42	604	497
	Humana Inc.	4.950%	10/1/44	1,481	1,253
	Humana Inc.	4.800%	3/15/47	705	575
	Humana Inc.	3.950%	8/15/49	1,070	769
	Humana Inc.	5.500%	3/15/53	1,160	1,034
	Humana Inc.	5.750%	4/15/54	1,725	1,597
	Indiana University Health Inc. Obligated Group	3.970%	11/1/48	880	695
[1]	Indiana University Health Inc. Obligated Group	2.852%	11/1/51	750	469
	Inova Health System Foundation	4.068%	5/15/52	745	590
[1]	Integris Baptist Medical Center Inc.	3.875%	8/15/50	755	544
[1]	Iowa Health System	3.665%	2/15/50	900	658
	Johns Hopkins Health System Corp.	3.837%	5/15/46	1,148	905
	Johnson & Johnson	3.550%	3/1/36	1,661	1,449
	Johnson & Johnson	3.625%	3/3/37	2,982	2,579
	Johnson & Johnson	5.950%	8/15/37	1,785	1,918
	Johnson & Johnson	3.400%	1/15/38	1,880	1,567
	Johnson & Johnson	5.850%	7/15/38	935	996
	Johnson & Johnson	2.100%	9/1/40	1,900	1,264
	Johnson & Johnson	4.500%	9/1/40	1,388	1,294
	Johnson & Johnson	4.850%	5/15/41	545	525
	Johnson & Johnson	4.500%	12/5/43	922	841
	Johnson & Johnson	3.700%	3/1/46	3,992	3,142
	Johnson & Johnson	3.750%	3/3/47	2,071	1,627
	Johnson & Johnson	3.500%	1/15/48	1,022	767
	Johnson & Johnson	2.250%	9/1/50	1,720	983
	Johnson & Johnson	5.250%	6/1/54	1,980	1,934
	Johnson & Johnson	2.450%	9/1/60	1,610	874
[1]	Kaiser Foundation Hospitals	2.810%	6/1/41	2,222	1,571
	Kaiser Foundation Hospitals	4.875%	4/1/42	1,336	1,235
	Kaiser Foundation Hospitals	4.150%	5/1/47	2,168	1,767
[1]	Kaiser Foundation Hospitals	3.266%	11/1/49	1,836	1,270
[1]	Kaiser Foundation Hospitals	3.002%	6/1/51	2,517	1,634
	Koninklijke Philips NV	6.875%	3/11/38	1,270	1,367
	Koninklijke Philips NV	5.000%	3/15/42	970	871
	Laboratory Corp. of America Holdings	4.700%	2/1/45	1,525	1,309
[1]	Mass General Brigham Inc.	3.765%	7/1/48	576	442
[1]	Mass General Brigham Inc.	3.192%	7/1/49	846	579
[1]	Mass General Brigham Inc.	3.342%	7/1/60	960	627
[1]	Mayo Clinic	3.774%	11/15/43	740	585
[1]	Mayo Clinic	4.128%	11/15/52	835	675
[1]	Mayo Clinic	3.196%	11/15/61	705	455
[1]	McLaren Health Care Corp.	4.386%	5/15/48	950	797
[1]	MedStar Health Inc.	3.626%	8/15/49	972	699
	Medtronic Inc.	4.375%	3/15/35	3,429	3,213
	Medtronic Inc.	4.625%	3/15/45	3,396	3,017
	Memorial Health Services	3.447%	11/1/49	615	437
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	970	917
[1]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	882	576
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	710	574
[1]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	1,003	806
	Merck & Co. Inc.	3.900%	3/7/39	2,117	1,790
	Merck & Co. Inc.	2.350%	6/24/40	1,570	1,059
	Merck & Co. Inc.	3.600%	9/15/42	1,522	1,181
	Merck & Co. Inc.	4.150%	5/18/43	2,689	2,247
	Merck & Co. Inc.	4.900%	5/17/44	1,410	1,299
	Merck & Co. Inc.	3.700%	2/10/45	3,514	2,713
	Merck & Co. Inc.	4.000%	3/7/49	2,702	2,120
	Merck & Co. Inc.	2.450%	6/24/50	2,771	1,594
	Merck & Co. Inc.	2.750%	12/10/51	2,645	1,595
	Merck & Co. Inc.	5.000%	5/17/53	1,895	1,724
	Merck & Co. Inc.	2.900%	12/10/61	3,480	1,991
	Merck & Co. Inc.	5.150%	5/17/63	1,197	1,091
[1]	Methodist Hospital	2.705%	12/1/50	1,073	660
[1]	Montefiore Obligated Group	5.246%	11/1/48	649	558

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Montefiore Obligated Group	4.287%	9/1/50	630	443
[1]	Mount Nittany Medical Center Obligated Group	3.799%	11/15/52	575	424
[1]	Mount Sinai Hospital	3.981%	7/1/48	448	323
[1]	Mount Sinai Hospital	3.737%	7/1/49	955	628
[1]	Mount Sinai Hospital	3.391%	7/1/50	652	391
	MultiCare Health System	2.803%	8/15/50	775	453
	Mylan Inc.	5.400%	11/29/43	786	703
	Mylan Inc.	5.200%	4/15/48	1,200	991
[1]	MyMichigan Health	3.409%	6/1/50	406	283
	New York & Presbyterian Hospital	4.024%	8/1/45	1,305	1,066
	New York & Presbyterian Hospital	4.063%	8/1/56	721	566
	New York & Presbyterian Hospital	2.606%	8/1/60	600	331
[1]	New York & Presbyterian Hospital	3.954%	8/1/19	965	656
	Northwell Healthcare Inc.	3.979%	11/1/46	950	721
	Northwell Healthcare Inc.	4.260%	11/1/47	1,169	935
	Northwell Healthcare Inc.	3.809%	11/1/49	860	637
	Novant Health Inc.	2.637%	11/1/36	765	587
	Novant Health Inc.	3.168%	11/1/51	644	425
	Novant Health Inc.	3.318%	11/1/61	825	526
	Novartis Capital Corp.	3.700%	9/21/42	985	795
	Novartis Capital Corp.	4.400%	5/6/44	3,623	3,169
	Novartis Capital Corp.	4.000%	11/20/45	2,908	2,379
	Novartis Capital Corp.	2.750%	8/14/50	1,225	774
	Novartis Capital Corp.	4.700%	9/18/54	700	617
[1]	NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery	2.667%	10/1/50	990	596
[1]	NYU Langone Hospitals	5.750%	7/1/43	771	783
	NYU Langone Hospitals	4.784%	7/1/44	888	799
[1]	NYU Langone Hospitals	4.368%	7/1/47	1,045	893
[1]	NYU Langone Hospitals	3.380%	7/1/55	835	559
	OhioHealth Corp.	2.834%	11/15/41	675	475
[1]	OhioHealth Corp.	3.042%	11/15/50	650	434
	Orlando Health Obligated Group	4.089%	10/1/48	515	409
	Orlando Health Obligated Group	3.327%	10/1/50	680	473
[1]	PeaceHealth Obligated Group	4.787%	11/15/48	845	723
	Pfizer Inc.	4.000%	12/15/36	1,968	1,751
	Pfizer Inc.	4.100%	9/15/38	1,626	1,418
	Pfizer Inc.	3.900%	3/15/39	224	189
	Pfizer Inc.	7.200%	3/15/39	5,133	5,993
	Pfizer Inc.	2.550%	5/28/40	1,805	1,249
	Pfizer Inc.	5.600%	9/15/40	265	266
	Pfizer Inc.	4.300%	6/15/43	1,687	1,435
	Pfizer Inc.	4.400%	5/15/44	2,050	1,769
	Pfizer Inc.	4.125%	12/15/46	2,732	2,194
	Pfizer Inc.	4.200%	9/15/48	916	743
	Pfizer Inc.	4.000%	3/15/49	1,305	1,021
	Pfizer Inc.	2.700%	5/28/50	2,815	1,731
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/43	5,117	4,797
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/53	10,611	9,941
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/63	7,362	6,744
	Piedmont Healthcare Inc.	2.864%	1/1/52	960	594
	Presbyterian Healthcare Services	4.875%	8/1/52	1,055	953
[1]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	1,135	834
[1]	Providence St. Joseph Health Obligated Group	2.700%	10/1/51	1,275	744
	Quest Diagnostics Inc.	4.700%	3/30/45	554	485
[1]	Rady Children's Hospital-San Diego	3.154%	8/15/51	469	315
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/50	1,367	803
	Revvity Inc.	3.625%	3/15/51	605	410
	Royalty Pharma plc	3.300%	9/2/40	1,970	1,423
	Royalty Pharma plc	3.550%	9/2/50	3,164	2,102
	Royalty Pharma plc	3.350%	9/2/51	650	412
[1]	Sharp HealthCare	2.680%	8/1/50	710	435
[3]	Solventum Corp.	6.000%	5/15/64	200	194
[1]	Stanford Health Care	3.795%	11/15/48	948	729
	Stanford Health Care	3.027%	8/15/51	735	482
	STERIS Irish FinCo Unltd. Co.	3.750%	3/15/51	1,105	778
	Stryker Corp.	4.100%	4/1/43	720	590
	Stryker Corp.	4.375%	5/15/44	465	391
	Stryker Corp.	4.625%	3/15/46	2,135	1,852
	Stryker Corp.	2.900%	6/15/50	1,052	681
	Summa Health	3.511%	11/15/51	350	254

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Sutter Health	3.161%	8/15/40	910	681
[1]	Sutter Health	4.091%	8/15/48	790	636
[1]	Sutter Health	3.361%	8/15/50	785	550
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	2,478	1,795
	Takeda Pharmaceutical Co. Ltd.	5.650%	7/5/44	1,050	1,031
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	4,411	2,852
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	3,181	2,007
	Takeda Pharmaceutical Co. Ltd.	5.800%	7/5/64	180	173
	Texas Health Resources	2.328%	11/15/50	825	468
[1]	Texas Health Resources	4.330%	11/15/55	640	525
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	1,904	1,338
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	878	839
	Thermo Fisher Scientific Inc.	4.100%	8/15/47	1,682	1,362
	Toledo Hospital	5.750%	11/15/38	700	690
[1]	Trinity Health Corp.	2.632%	12/1/40	650	451
	Trinity Health Corp.	4.125%	12/1/45	910	743
[1]	Trinity Health Corp.	3.434%	12/1/48	935	693
	UnitedHealth Group Inc.	4.625%	7/15/35	1,801	1,699
	UnitedHealth Group Inc.	5.800%	3/15/36	1,219	1,255
	UnitedHealth Group Inc.	6.500%	6/15/37	1,210	1,310
	UnitedHealth Group Inc.	6.625%	11/15/37	1,080	1,187
	UnitedHealth Group Inc.	6.875%	2/15/38	1,649	1,861
	UnitedHealth Group Inc.	3.500%	8/15/39	2,034	1,611
	UnitedHealth Group Inc.	2.750%	5/15/40	1,278	899
	UnitedHealth Group Inc.	5.700%	10/15/40	1,001	1,001
	UnitedHealth Group Inc.	5.950%	2/15/41	1,010	1,033
	UnitedHealth Group Inc.	3.050%	5/15/41	2,909	2,101
	UnitedHealth Group Inc.	4.375%	3/15/42	1,152	981
	UnitedHealth Group Inc.	3.950%	10/15/42	798	640
	UnitedHealth Group Inc.	4.250%	3/15/43	2,125	1,789
	UnitedHealth Group Inc.	5.500%	7/15/44	2,630	2,549
	UnitedHealth Group Inc.	4.750%	7/15/45	2,641	2,326
	UnitedHealth Group Inc.	4.200%	1/15/47	707	569
	UnitedHealth Group Inc.	4.250%	4/15/47	1,651	1,335
	UnitedHealth Group Inc.	3.750%	10/15/47	2,180	1,620
	UnitedHealth Group Inc.	4.250%	6/15/48	2,235	1,791
	UnitedHealth Group Inc.	4.450%	12/15/48	727	598
	UnitedHealth Group Inc.	3.700%	8/15/49	2,227	1,619
	UnitedHealth Group Inc.	2.900%	5/15/50	2,655	1,645
	UnitedHealth Group Inc.	3.250%	5/15/51	4,339	2,856
	UnitedHealth Group Inc.	4.750%	5/15/52	2,670	2,287
	UnitedHealth Group Inc.	5.875%	2/15/53	3,205	3,207
	UnitedHealth Group Inc.	5.050%	4/15/53	3,758	3,360
	UnitedHealth Group Inc.	5.375%	4/15/54	3,015	2,821
	UnitedHealth Group Inc.	5.625%	7/15/54	5,105	4,958
	UnitedHealth Group Inc.	3.875%	8/15/59	2,848	2,018
	UnitedHealth Group Inc.	4.950%	5/15/62	1,320	1,136
	UnitedHealth Group Inc.	6.050%	2/15/63	2,673	2,724
	UnitedHealth Group Inc.	5.200%	4/15/63	2,550	2,285
	UnitedHealth Group Inc.	5.500%	4/15/64	2,005	1,873
	UnitedHealth Group Inc.	5.750%	7/15/64	3,290	3,193
	Utah Acquisition Sub Inc.	5.250%	6/15/46	1,400	1,174
	Viatris Inc.	3.850%	6/22/40	1,310	980
	Viatris Inc.	4.000%	6/22/50	3,366	2,292
[1]	WakeMed	3.286%	10/1/52	538	370
[1]	West Virginia United Health System Obligated Group	3.129%	6/1/50	791	501
[1]	Willis-Knighton Medical Center	3.065%	3/1/51	1,175	732
	Wyeth LLC	6.000%	2/15/36	55	58
	Wyeth LLC	5.950%	4/1/37	1,381	1,441
[1]	Yale-New Haven Health Services Corp.	2.496%	7/1/50	1,025	592
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	300	299
	Zimmer Biomet Holdings Inc.	4.450%	8/15/45	980	820
	Zoetis Inc.	4.700%	2/1/43	2,716	2,413
	Zoetis Inc.	3.950%	9/12/47	620	478
	Zoetis Inc.	4.450%	8/20/48	94	77
	Zoetis Inc.	3.000%	5/15/50	1,165	746
					605,613
Industrials (3.8%)
[1]	3M Co.	5.700%	3/15/37	1,114	1,142

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	3M Co.	3.875%	6/15/44	435	341
[1]	3M Co.	3.125%	9/19/46	1,380	945
[1]	3M Co.	3.625%	10/15/47	905	657
[1]	3M Co.	4.000%	9/14/48	1,285	1,008
	3M Co.	3.250%	8/26/49	1,893	1,281
	3M Co.	3.700%	4/15/50	1,113	817
	Amphenol Corp.	5.000%	1/15/35	1,000	976
	Amphenol Corp.	5.375%	11/15/54	995	946
	Boeing Co.	3.250%	2/1/35	908	723
	Boeing Co.	3.550%	3/1/38	393	297
	Boeing Co.	3.500%	3/1/39	844	625
	Boeing Co.	6.875%	3/15/39	943	992
	Boeing Co.	5.875%	2/15/40	586	566
	Boeing Co.	5.705%	5/1/40	5,445	5,181
	Boeing Co.	3.375%	6/15/46	1,017	657
	Boeing Co.	3.650%	3/1/47	891	597
	Boeing Co.	3.625%	3/1/48	1,013	672
	Boeing Co.	3.900%	5/1/49	1,505	1,043
	Boeing Co.	3.750%	2/1/50	1,150	782
	Boeing Co.	5.805%	5/1/50	9,547	8,852
	Boeing Co.	6.858%	5/1/54	4,650	4,938
	Boeing Co.	3.950%	8/1/59	1,611	1,064
	Boeing Co.	5.930%	5/1/60	5,754	5,295
	Boeing Co.	7.008%	5/1/64	2,475	2,628
	Burlington Northern Santa Fe LLC	6.200%	8/15/36	769	826
	Burlington Northern Santa Fe LLC	6.150%	5/1/37	1,085	1,158
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	1,447	1,481
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	1,186	1,120
	Burlington Northern Santa Fe LLC	5.400%	6/1/41	480	471
	Burlington Northern Santa Fe LLC	4.950%	9/15/41	1,046	972
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	818	710
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	1,737	1,499
	Burlington Northern Santa Fe LLC	4.450%	3/15/43	1,213	1,054
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	1,732	1,650
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	2,227	2,034
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	2,005	1,744
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	2,404	1,975
	Burlington Northern Santa Fe LLC	4.700%	9/1/45	969	854
	Burlington Northern Santa Fe LLC	3.900%	8/1/46	2,016	1,572
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	1,920	1,553
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	1,910	1,517
	Burlington Northern Santa Fe LLC	3.550%	2/15/50	1,615	1,168
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	1,868	1,221
	Burlington Northern Santa Fe LLC	3.300%	9/15/51	2,087	1,428
	Burlington Northern Santa Fe LLC	2.875%	6/15/52	1,970	1,222
	Burlington Northern Santa Fe LLC	5.200%	4/15/54	1,613	1,517
	Burlington Northern Santa Fe LLC	5.500%	3/15/55	2,460	2,411
	Canadian National Railway Co.	6.200%	6/1/36	842	900
	Canadian National Railway Co.	6.375%	11/15/37	1,214	1,321
	Canadian National Railway Co.	3.200%	8/2/46	557	391
	Canadian National Railway Co.	3.650%	2/3/48	547	412
	Canadian National Railway Co.	2.450%	5/1/50	1,110	644
	Canadian National Railway Co.	4.400%	8/5/52	1,200	1,001
	Canadian Pacific Railway Co.	4.800%	9/15/35	1,227	1,172
	Canadian Pacific Railway Co.	5.950%	5/15/37	995	1,031
	Canadian Pacific Railway Co.	3.000%	12/2/41	1,920	1,392
	Canadian Pacific Railway Co.	4.300%	5/15/43	393	331
	Canadian Pacific Railway Co.	4.800%	8/1/45	1,173	1,037
	Canadian Pacific Railway Co.	4.950%	8/15/45	886	800
	Canadian Pacific Railway Co.	3.500%	5/1/50	1,715	1,215
	Canadian Pacific Railway Co.	3.100%	12/2/51	3,095	2,010
	Canadian Pacific Railway Co.	4.200%	11/15/69	868	635
	Canadian Pacific Railway Co.	6.125%	9/15/15	1,343	1,338
	Carrier Global Corp.	3.377%	4/5/40	3,515	2,706
	Carrier Global Corp.	3.577%	4/5/50	2,425	1,739
	Carrier Global Corp.	6.200%	3/15/54	606	640
	Caterpillar Inc.	5.300%	9/15/35	1,140	1,163
	Caterpillar Inc.	6.050%	8/15/36	720	774
	Caterpillar Inc.	5.200%	5/27/41	1,382	1,351
	Caterpillar Inc.	3.803%	8/15/42	3,279	2,654

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Caterpillar Inc.	3.250%	9/19/49	1,742	1,211
	Caterpillar Inc.	3.250%	4/9/50	1,235	852
	Caterpillar Inc.	4.750%	5/15/64	691	593
	CSX Corp.	6.000%	10/1/36	1,130	1,185
	CSX Corp.	6.150%	5/1/37	945	1,004
	CSX Corp.	6.220%	4/30/40	1,259	1,344
	CSX Corp.	4.750%	5/30/42	1,261	1,136
	CSX Corp.	4.100%	3/15/44	1,384	1,134
	CSX Corp.	3.800%	11/1/46	1,548	1,188
	CSX Corp.	4.300%	3/1/48	1,559	1,284
	CSX Corp.	4.750%	11/15/48	1,573	1,383
	CSX Corp.	4.500%	3/15/49	781	661
	CSX Corp.	3.350%	9/15/49	1,295	898
	CSX Corp.	3.800%	4/15/50	974	732
	CSX Corp.	3.950%	5/1/50	515	397
	CSX Corp.	2.500%	5/15/51	1,033	598
	CSX Corp.	4.500%	11/15/52	1,232	1,037
	CSX Corp.	4.500%	8/1/54	495	414
	CSX Corp.	4.900%	3/15/55	400	358
	CSX Corp.	4.250%	11/1/66	1,365	1,032
	CSX Corp.	4.650%	3/1/68	1,079	880
	Cummins Inc.	4.875%	10/1/43	673	615
	Cummins Inc.	2.600%	9/1/50	1,015	602
	Cummins Inc.	5.450%	2/20/54	1,530	1,487
	Deere & Co.	3.900%	6/9/42	2,192	1,825
	Deere & Co.	2.875%	9/7/49	939	613
	Deere & Co.	3.750%	4/15/50	1,616	1,241
	Dover Corp.	5.375%	10/15/35	617	619
	Dover Corp.	5.375%	3/1/41	668	646
	Eaton Corp.	4.150%	11/2/42	1,603	1,351
	Eaton Corp.	3.915%	9/15/47	838	652
	Eaton Corp.	4.700%	8/23/52	927	815
	Emerson Electric Co.	2.800%	12/21/51	2,752	1,695
	FedEx Corp.	3.900%	2/1/35	1,030	910
	FedEx Corp.	3.250%	5/15/41	1,440	1,050
	FedEx Corp.	3.875%	8/1/42	980	763
	FedEx Corp.	4.100%	4/15/43	975	773
	FedEx Corp.	5.100%	1/15/44	1,323	1,205
	FedEx Corp.	4.100%	2/1/45	1,081	845
	FedEx Corp.	4.750%	11/15/45	1,433	1,227
	FedEx Corp.	4.550%	4/1/46	2,228	1,853
	FedEx Corp.	4.400%	1/15/47	1,379	1,116
	FedEx Corp.	4.950%	10/17/48	1,536	1,337
	FedEx Corp.	5.250%	5/15/50	2,255	2,060
	Fortive Corp.	4.300%	6/15/46	981	790
	General Dynamics Corp.	4.250%	4/1/40	1,704	1,486
	General Dynamics Corp.	3.600%	11/15/42	1,195	938
	General Dynamics Corp.	4.250%	4/1/50	1,372	1,130
[1]	General Electric Co.	5.875%	1/14/38	2,181	2,246
	General Electric Co.	4.350%	5/1/50	1,510	1,256
	Honeywell International Inc.	5.000%	3/1/35	3,185	3,117
	Honeywell International Inc.	5.700%	3/15/36	925	958
	Honeywell International Inc.	5.375%	3/1/41	970	959
	Honeywell International Inc.	3.812%	11/21/47	930	712
	Honeywell International Inc.	5.250%	3/1/54	3,400	3,186
	Honeywell International Inc.	5.350%	3/1/64	1,055	985
	Howmet Aerospace Inc.	5.950%	2/1/37	1,090	1,128
	Huntington Ingalls Industries Inc.	5.749%	1/15/35	1,600	1,594
	Illinois Tool Works Inc.	4.875%	9/15/41	858	802
	Illinois Tool Works Inc.	3.900%	9/1/42	1,983	1,616
	Ingersoll Rand Inc.	5.700%	6/15/54	1,030	1,009
[1]	Johnson Controls International plc	6.000%	1/15/36	624	649
[1]	Johnson Controls International plc	4.625%	7/2/44	761	654
	Johnson Controls International plc	4.500%	2/15/47	839	695
[1]	Johnson Controls International plc	4.950%	7/2/64	795	671
	L3Harris Technologies Inc.	5.054%	4/27/45	540	494
	L3Harris Technologies Inc.	5.600%	7/31/53	1,635	1,584
	L3Harris Technologies Inc.	5.500%	8/15/54	865	829
	Lockheed Martin Corp.	3.600%	3/1/35	1,428	1,252
	Lockheed Martin Corp.	4.500%	5/15/36	1,175	1,102

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Lockheed Martin Corp.	6.150%	9/1/36	295	318
	Lockheed Martin Corp.	5.720%	6/1/40	209	215
	Lockheed Martin Corp.	4.070%	12/15/42	2,369	1,970
	Lockheed Martin Corp.	3.800%	3/1/45	35	28
	Lockheed Martin Corp.	4.700%	5/15/46	2,489	2,219
	Lockheed Martin Corp.	4.090%	9/15/52	3,253	2,574
	Lockheed Martin Corp.	4.150%	6/15/53	1,927	1,538
	Lockheed Martin Corp.	5.700%	11/15/54	1,382	1,406
	Lockheed Martin Corp.	5.200%	2/15/55	1,690	1,592
	Lockheed Martin Corp.	4.300%	6/15/62	1,266	1,002
	Lockheed Martin Corp.	5.900%	11/15/63	1,590	1,651
	Lockheed Martin Corp.	5.200%	2/15/64	1,465	1,355
[1]	Nature Conservancy	3.957%	3/1/52	695	557
	Norfolk Southern Corp.	4.837%	10/1/41	1,631	1,485
	Norfolk Southern Corp.	3.950%	10/1/42	1,048	842
	Norfolk Southern Corp.	4.450%	6/15/45	1,022	865
	Norfolk Southern Corp.	4.650%	1/15/46	926	803
	Norfolk Southern Corp.	3.942%	11/1/47	1,328	1,020
	Norfolk Southern Corp.	4.150%	2/28/48	1,018	811
	Norfolk Southern Corp.	4.100%	5/15/49	1,015	795
	Norfolk Southern Corp.	3.400%	11/1/49	1,730	1,196
	Norfolk Southern Corp.	3.050%	5/15/50	2,434	1,572
	Norfolk Southern Corp.	4.050%	8/15/52	1,346	1,033
	Norfolk Southern Corp.	3.700%	3/15/53	1,130	808
	Norfolk Southern Corp.	4.550%	6/1/53	1,809	1,515
	Norfolk Southern Corp.	5.350%	8/1/54	2,155	2,050
	Norfolk Southern Corp.	3.155%	5/15/55	990	624
	Norfolk Southern Corp.	5.950%	3/15/64	930	953
	Norfolk Southern Corp.	4.100%	5/15/21	1,045	721
	Northrop Grumman Corp.	5.150%	5/1/40	1,052	1,005
	Northrop Grumman Corp.	5.050%	11/15/40	802	752
	Northrop Grumman Corp.	4.750%	6/1/43	1,452	1,302
	Northrop Grumman Corp.	3.850%	4/15/45	1,072	837
	Northrop Grumman Corp.	4.030%	10/15/47	4,147	3,261
	Northrop Grumman Corp.	5.250%	5/1/50	1,860	1,740
	Northrop Grumman Corp.	4.950%	3/15/53	2,002	1,787
	Northrop Grumman Corp.	5.200%	6/1/54	1,005	932
	Otis Worldwide Corp.	3.112%	2/15/40	1,951	1,456
	Otis Worldwide Corp.	3.362%	2/15/50	809	554
[1]	Parker-Hannifin Corp.	6.250%	5/15/38	450	480
[1]	Parker-Hannifin Corp.	4.450%	11/21/44	525	449
	Parker-Hannifin Corp.	4.100%	3/1/47	928	743
	Parker-Hannifin Corp.	4.000%	6/14/49	1,854	1,446
	Precision Castparts Corp.	3.900%	1/15/43	825	663
	Precision Castparts Corp.	4.375%	6/15/45	653	554
	Republic Services Inc.	6.200%	3/1/40	847	899
	Republic Services Inc.	5.700%	5/15/41	945	942
	Republic Services Inc.	3.050%	3/1/50	715	481
	Rockwell Automation Inc.	4.200%	3/1/49	870	716
	Rockwell Automation Inc.	2.800%	8/15/61	779	437
	RTX Corp.	6.125%	7/15/38	1,373	1,438
	RTX Corp.	4.450%	11/16/38	2,042	1,817
	RTX Corp.	4.875%	10/15/40	980	901
	RTX Corp.	4.700%	12/15/41	1,117	987
	RTX Corp.	4.500%	6/1/42	6,384	5,525
	RTX Corp.	4.800%	12/15/43	1,000	885
	RTX Corp.	4.150%	5/15/45	1,467	1,184
	RTX Corp.	3.750%	11/1/46	2,018	1,521
	RTX Corp.	4.350%	4/15/47	1,876	1,537
	RTX Corp.	4.050%	5/4/47	995	781
	RTX Corp.	4.625%	11/16/48	2,891	2,456
	RTX Corp.	3.125%	7/1/50	2,131	1,393
	RTX Corp.	2.820%	9/1/51	1,020	617
	RTX Corp.	3.030%	3/15/52	890	561
	RTX Corp.	5.375%	2/27/53	2,410	2,280
	RTX Corp.	6.400%	3/15/54	2,799	3,037
	Trane Technologies Financing Ltd.	4.650%	11/1/44	395	347
	Trane Technologies Global Holding Co. Ltd.	5.750%	6/15/43	1,149	1,157
	Tyco Electronics Group SA	7.125%	10/1/37	675	767
	Union Pacific Corp.	3.375%	2/1/35	811	703

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Union Pacific Corp.	3.600%	9/15/37	888	743
[1]	Union Pacific Corp.	3.550%	8/15/39	576	467
	Union Pacific Corp.	3.200%	5/20/41	896	671
	Union Pacific Corp.	4.050%	3/1/46	875	698
	Union Pacific Corp.	3.350%	8/15/46	915	651
	Union Pacific Corp.	4.000%	4/15/47	1,025	805
	Union Pacific Corp.	3.250%	2/5/50	3,425	2,334
	Union Pacific Corp.	3.799%	10/1/51	128	95
	Union Pacific Corp.	2.950%	3/10/52	1,208	762
	Union Pacific Corp.	3.500%	2/14/53	2,393	1,684
	Union Pacific Corp.	3.875%	2/1/55	801	599
	Union Pacific Corp.	3.950%	8/15/59	1,062	772
	Union Pacific Corp.	3.839%	3/20/60	3,528	2,520
	Union Pacific Corp.	3.550%	5/20/61	1,242	828
	Union Pacific Corp.	2.973%	9/16/62	2,886	1,660
	Union Pacific Corp.	5.150%	1/20/63	718	653
	Union Pacific Corp.	4.100%	9/15/67	60	44
	Union Pacific Corp.	3.750%	2/5/70	1,132	756
	Union Pacific Corp.	3.799%	4/6/71	2,556	1,730
	Union Pacific Corp.	3.850%	2/14/72	1,565	1,080
[1]	United Airlines Pass-Through Trust Class A Series 2023-1	5.800%	1/15/36	2,165	2,208
[1]	United Airlines Pass-Through Trust Class A Series 2024-1	5.875%	2/15/37	675	687
[1]	United Airlines Pass-Through Trust Class AA Series 2024-1	5.450%	2/15/37	1,250	1,252
	United Parcel Service Inc.	6.200%	1/15/38	2,656	2,843
	United Parcel Service Inc.	5.200%	4/1/40	1,358	1,322
	United Parcel Service Inc.	4.875%	11/15/40	953	887
	United Parcel Service Inc.	3.625%	10/1/42	791	614
	United Parcel Service Inc.	3.400%	11/15/46	899	649
	United Parcel Service Inc.	3.750%	11/15/47	2,001	1,513
	United Parcel Service Inc.	4.250%	3/15/49	1,407	1,144
	United Parcel Service Inc.	3.400%	9/1/49	1,246	877
	United Parcel Service Inc.	5.300%	4/1/50	952	911
	United Parcel Service Inc.	5.050%	3/3/53	1,996	1,825
	United Parcel Service Inc.	5.500%	5/22/54	970	945
	United Parcel Service Inc.	5.600%	5/22/64	1,100	1,065
	Valmont Industries Inc.	5.000%	10/1/44	809	729
	Valmont Industries Inc.	5.250%	10/1/54	544	498
	Waste Connections Inc.	3.050%	4/1/50	540	348
	Waste Connections Inc.	2.950%	1/15/52	1,701	1,059
	Waste Management Inc.	4.950%	3/15/35	2,550	2,480
	Waste Management Inc.	2.950%	6/1/41	810	587
	Waste Management Inc.	4.150%	7/15/49	1,180	956
	Waste Management Inc.	2.500%	11/15/50	947	550
	Waste Management Inc.	5.350%	10/15/54	1,450	1,390
	WW Grainger Inc.	4.600%	6/15/45	1,575	1,404
	WW Grainger Inc.	3.750%	5/15/46	769	597
	WW Grainger Inc.	4.200%	5/15/47	701	578
	Xylem Inc.	4.375%	11/1/46	925	755
					312,375
Materials (1.5%)
	Air Products and Chemicals Inc.	2.700%	5/15/40	1,604	1,143
	Air Products and Chemicals Inc.	2.800%	5/15/50	1,540	966
	Albemarle Corp.	5.450%	12/1/44	625	557
	Albemarle Corp.	5.650%	6/1/52	820	701
	ArcelorMittal SA	7.000%	10/15/39	905	962
	ArcelorMittal SA	6.750%	3/1/41	790	812
	ArcelorMittal SA	6.350%	6/17/54	965	953
	Barrick Gold Corp.	6.450%	10/15/35	591	633
	Barrick North America Finance LLC	5.700%	5/30/41	1,591	1,560
	Barrick North America Finance LLC	5.750%	5/1/43	1,776	1,752
	Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	1,336	1,346
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	4,423	4,133
	BHP Billiton Finance USA Ltd.	5.500%	9/8/53	1,085	1,059
	Celulosa Arauco y Constitucion SA	5.500%	11/2/47	634	565
	CF Industries Inc.	4.950%	6/1/43	1,290	1,135
	CF Industries Inc.	5.375%	3/15/44	1,093	1,013
	Dow Chemical Co.	9.400%	5/15/39	507	669
	Dow Chemical Co.	5.250%	11/15/41	2,098	1,941
	Dow Chemical Co.	4.375%	11/15/42	2,008	1,648

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dow Chemical Co.	4.625%	10/1/44	923	774
	Dow Chemical Co.	5.550%	11/30/48	1,565	1,462
	Dow Chemical Co.	4.800%	5/15/49	1,210	1,014
	Dow Chemical Co.	3.600%	11/15/50	2,600	1,783
	Dow Chemical Co.	6.900%	5/15/53	1,290	1,420
	Dow Chemical Co.	5.600%	2/15/54	650	613
	DuPont de Nemours Inc.	5.319%	11/15/38	1,537	1,541
	DuPont de Nemours Inc.	5.419%	11/15/48	4,008	3,980
	Eastman Chemical Co.	4.800%	9/1/42	1,681	1,462
	Eastman Chemical Co.	4.650%	10/15/44	872	736
	Ecolab Inc.	2.125%	8/15/50	930	498
	Ecolab Inc.	2.700%	12/15/51	1,474	892
	FMC Corp.	4.500%	10/1/49	1,002	766
	FMC Corp.	6.375%	5/18/53	905	891
	Freeport-McMoRan Inc.	5.450%	3/15/43	2,918	2,722
	International Flavors & Fragrances Inc.	4.375%	6/1/47	965	753
	International Flavors & Fragrances Inc.	5.000%	9/26/48	1,178	1,008
	International Paper Co.	5.000%	9/15/35	758	740
	International Paper Co.	7.300%	11/15/39	100	114
	International Paper Co.	6.000%	11/15/41	1,037	1,056
	International Paper Co.	4.800%	6/15/44	1,222	1,074
	International Paper Co.	5.150%	5/15/46	795	718
	International Paper Co.	4.400%	8/15/47	1,320	1,078
	International Paper Co.	4.350%	8/15/48	1,345	1,083
	Linde Inc.	3.550%	11/7/42	908	715
	Linde Inc.	2.000%	8/10/50	667	347
	LYB International Finance BV	5.250%	7/15/43	1,255	1,137
	LYB International Finance BV	4.875%	3/15/44	1,566	1,341
	LYB International Finance III LLC	3.375%	10/1/40	1,578	1,152
	LYB International Finance III LLC	4.200%	10/15/49	1,887	1,420
	LYB International Finance III LLC	4.200%	5/1/50	1,395	1,039
	LYB International Finance III LLC	3.625%	4/1/51	1,205	807
	LYB International Finance III LLC	3.800%	10/1/60	990	653
	LyondellBasell Industries NV	4.625%	2/26/55	1,875	1,473
	Martin Marietta Materials Inc.	3.200%	7/15/51	2,585	1,674
	Martin Marietta Materials Inc.	5.500%	12/1/54	1,150	1,084
	Mosaic Co.	4.875%	11/15/41	1,012	884
	Mosaic Co.	5.625%	11/15/43	708	669
[1]	Newmont Corp.	5.875%	4/1/35	1,262	1,296
	Newmont Corp.	6.250%	10/1/39	1,385	1,456
	Newmont Corp.	4.875%	3/15/42	2,346	2,137
	Newmont Corp.	5.450%	6/9/44	810	779
	Newmont Corp.	4.200%	5/13/50	995	802
	Nucor Corp.	6.400%	12/1/37	925	992
	Nucor Corp.	4.400%	5/1/48	580	482
	Nucor Corp.	3.850%	4/1/52	955	708
	Nucor Corp.	2.979%	12/15/55	1,085	643
	Nutrien Ltd.	4.125%	3/15/35	1,848	1,637
	Nutrien Ltd.	5.875%	12/1/36	999	1,015
	Nutrien Ltd.	5.625%	12/1/40	1,005	975
	Nutrien Ltd.	4.900%	6/1/43	575	509
	Nutrien Ltd.	5.250%	1/15/45	950	871
	Nutrien Ltd.	5.000%	4/1/49	1,796	1,586
	Nutrien Ltd.	3.950%	5/13/50	200	149
	Nutrien Ltd.	5.800%	3/27/53	1,356	1,332
	Packaging Corp. of America	4.050%	12/15/49	707	540
	Packaging Corp. of America	3.050%	10/1/51	1,213	778
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	2,539	2,447
	Rio Tinto Finance USA Ltd.	2.750%	11/2/51	2,095	1,276
	Rio Tinto Finance USA plc	4.750%	3/22/42	1,690	1,532
	Rio Tinto Finance USA plc	4.125%	8/21/42	1,440	1,200
	Rio Tinto Finance USA plc	5.125%	3/9/53	1,586	1,462
	RPM International Inc.	5.250%	6/1/45	290	270
	RPM International Inc.	4.250%	1/15/48	765	633
	Sherwin-Williams Co.	4.550%	8/1/45	821	694
	Sherwin-Williams Co.	4.500%	6/1/47	2,143	1,798
	Sherwin-Williams Co.	3.800%	8/15/49	976	715
	Sherwin-Williams Co.	3.300%	5/15/50	946	627
[3]	Smurfit Kappa Treasury ULC	5.777%	4/3/54	2,285	2,272
[3]	Smurfit Westrock Financing DAC	5.418%	1/15/35	900	895

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sonoco Products Co.	5.750%	11/1/40	965	946
	Southern Copper Corp.	7.500%	7/27/35	1,530	1,736
	Southern Copper Corp.	6.750%	4/16/40	2,050	2,194
	Southern Copper Corp.	5.250%	11/8/42	2,263	2,044
	Southern Copper Corp.	5.875%	4/23/45	2,880	2,806
	Steel Dynamics Inc.	3.250%	10/15/50	694	455
	Vale Overseas Ltd.	6.875%	11/21/36	1,535	1,632
	Vale Overseas Ltd.	6.875%	11/10/39	1,706	1,803
	Vale Overseas Ltd.	6.400%	6/28/54	1,808	1,769
	Vale SA	5.625%	9/11/42	880	840
	Vulcan Materials Co.	4.500%	6/15/47	1,045	869
	Vulcan Materials Co.	4.700%	3/1/48	835	719
	Vulcan Materials Co.	5.700%	12/1/54	1,740	1,692
	Westlake Corp.	2.875%	8/15/41	615	411
	Westlake Corp.	5.000%	8/15/46	1,201	1,043
	Westlake Corp.	4.375%	11/15/47	950	747
	Westlake Corp.	3.125%	8/15/51	974	604
	Westlake Corp.	3.375%	8/15/61	777	465
					123,404
Real Estate (0.7%)
	Alexandria Real Estate Equities Inc.	4.750%	4/15/35	1,153	1,082
	Alexandria Real Estate Equities Inc.	4.850%	4/15/49	480	412
	Alexandria Real Estate Equities Inc.	4.000%	2/1/50	1,555	1,155
	Alexandria Real Estate Equities Inc.	3.000%	5/18/51	1,160	709
	Alexandria Real Estate Equities Inc.	3.550%	3/15/52	2,660	1,806
	Alexandria Real Estate Equities Inc.	5.625%	5/15/54	1,235	1,178
	American Homes 4 Rent LP	5.250%	3/15/35	850	827
	American Homes 4 Rent LP	3.375%	7/15/51	990	652
	American Homes 4 Rent LP	4.300%	4/15/52	547	426
	American Tower Corp.	5.400%	1/31/35	1,200	1,187
	American Tower Corp.	3.700%	10/15/49	795	572
	American Tower Corp.	3.100%	6/15/50	1,799	1,153
	American Tower Corp.	2.950%	1/15/51	2,256	1,396
[1]	AvalonBay Communities Inc.	3.900%	10/15/46	740	574
[1]	AvalonBay Communities Inc.	4.150%	7/1/47	525	417
	Boston Properties LP	5.750%	1/15/35	750	736
	Brixmor Operating Partnership LP	5.750%	2/15/35	720	726
	Camden Property Trust	3.350%	11/1/49	629	432
	Crown Castle Inc.	2.900%	4/1/41	2,437	1,697
	Crown Castle Inc.	5.200%	2/15/49	1,285	1,142
	Crown Castle Inc.	4.000%	11/15/49	678	505
	Crown Castle Inc.	4.150%	7/1/50	445	341
	Crown Castle Inc.	3.250%	1/15/51	1,241	807
	Equinix Inc.	3.000%	7/15/50	1,026	647
	Equinix Inc.	2.950%	9/15/51	683	419
	Equinix Inc.	3.400%	2/15/52	880	598
	ERP Operating LP	4.500%	7/1/44	1,517	1,304
	ERP Operating LP	4.000%	8/1/47	647	501
	Essex Portfolio LP	4.500%	3/15/48	596	492
	Essex Portfolio LP	2.650%	9/1/50	624	356
	Extra Space Storage LP	5.350%	1/15/35	1,020	1,005
	Federal Realty OP LP	4.500%	12/1/44	840	702
	GLP Capital LP	6.250%	9/15/54	890	882
	Healthpeak OP LLC	6.750%	2/1/41	555	602
	Host Hotels & Resorts LP	5.500%	4/15/35	730	714
	Kimco Realty OP LLC	4.850%	3/1/35	1,045	993
	Kimco Realty OP LLC	4.250%	4/1/45	760	614
	Kimco Realty OP LLC	4.125%	12/1/46	800	629
	Kimco Realty OP LLC	4.450%	9/1/47	516	424
	Kimco Realty OP LLC	3.700%	10/1/49	645	467
	Mid-America Apartments LP	4.950%	3/1/35	500	482
	Mid-America Apartments LP	2.875%	9/15/51	765	470
	NNN REIT Inc.	3.500%	4/15/51	1,362	921
	NNN REIT Inc.	3.000%	4/15/52	1,151	700
	Prologis LP	5.000%	1/31/35	75	73
	Prologis LP	4.375%	9/15/48	828	684
	Prologis LP	3.050%	3/1/50	815	527
	Prologis LP	3.000%	4/15/50	1,337	855
	Prologis LP	2.125%	10/15/50	785	411

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Prologis LP	5.250%	6/15/53	2,033	1,895
	Prologis LP	5.250%	3/15/54	870	812
	Public Storage Operating Co.	5.350%	8/1/53	1,760	1,674
	Realty Income Corp.	4.650%	3/15/47	1,420	1,222
	Realty Income Corp.	5.375%	9/1/54	500	474
	Regency Centers LP	5.100%	1/15/35	565	551
	Regency Centers LP	4.400%	2/1/47	820	675
	Regency Centers LP	4.650%	3/15/49	614	519
	Safehold GL Holdings LLC	5.650%	1/15/35	685	668
	Simon Property Group LP	6.750%	2/1/40	1,062	1,171
	Simon Property Group LP	4.750%	3/15/42	965	863
	Simon Property Group LP	4.250%	10/1/44	386	318
	Simon Property Group LP	4.250%	11/30/46	1,050	857
	Simon Property Group LP	3.250%	9/13/49	2,671	1,788
	Simon Property Group LP	3.800%	7/15/50	1,815	1,336
	Simon Property Group LP	5.850%	3/8/53	284	286
	Simon Property Group LP	6.650%	1/15/54	890	988
	Ventas Realty LP	5.000%	1/15/35	950	907
	Ventas Realty LP	5.700%	9/30/43	693	671
	Ventas Realty LP	4.875%	4/15/49	955	820
	VICI Properties LP	5.625%	5/15/52	1,350	1,250
	VICI Properties LP	6.125%	4/1/54	475	470
	Welltower OP LLC	6.500%	3/15/41	625	669
	Welltower OP LLC	4.950%	9/1/48	975	874
	Weyerhaeuser Co.	4.000%	3/9/52	780	586
					58,748
Technology (3.9%)
	Advanced Micro Devices Inc.	4.393%	6/1/52	595	496
	Analog Devices Inc.	2.800%	10/1/41	1,685	1,186
	Analog Devices Inc.	2.950%	10/1/51	2,840	1,800
	Apple Inc.	4.500%	2/23/36	2,425	2,363
	Apple Inc.	2.375%	2/8/41	1,464	1,006
	Apple Inc.	3.850%	5/4/43	5,053	4,176
	Apple Inc.	4.450%	5/6/44	1,665	1,514
	Apple Inc.	3.450%	2/9/45	4,188	3,202
	Apple Inc.	4.375%	5/13/45	3,564	3,138
	Apple Inc.	4.650%	2/23/46	7,466	6,807
	Apple Inc.	3.850%	8/4/46	3,623	2,912
	Apple Inc.	3.750%	9/12/47	1,939	1,521
	Apple Inc.	3.750%	11/13/47	2,301	1,806
	Apple Inc.	2.950%	9/11/49	2,781	1,852
	Apple Inc.	2.650%	5/11/50	1,961	1,216
	Apple Inc.	2.400%	8/20/50	2,555	1,503
	Apple Inc.	2.650%	2/8/51	6,786	4,176
	Apple Inc.	2.700%	8/5/51	3,126	1,939
	Apple Inc.	3.950%	8/8/52	3,520	2,795
	Apple Inc.	4.850%	5/10/53	1,023	965
	Apple Inc.	2.550%	8/20/60	3,863	2,252
	Apple Inc.	2.800%	2/8/61	3,697	2,188
	Apple Inc.	2.850%	8/5/61	2,529	1,518
	Apple Inc.	4.100%	8/8/62	830	658
	Applied Materials Inc.	5.100%	10/1/35	1,345	1,344
	Applied Materials Inc.	5.850%	6/15/41	1,090	1,127
	Applied Materials Inc.	4.350%	4/1/47	1,045	883
	Applied Materials Inc.	2.750%	6/1/50	835	520
[3]	Broadcom Inc.	3.137%	11/15/35	5,781	4,719
[3]	Broadcom Inc.	3.187%	11/15/36	4,865	3,915
[3]	Broadcom Inc.	4.926%	5/15/37	3,800	3,614
[3]	Broadcom Inc.	3.500%	2/15/41	4,600	3,588
[3]	Broadcom Inc.	3.750%	2/15/51	3,260	2,419
	Cisco Systems Inc.	5.900%	2/15/39	3,573	3,762
	Cisco Systems Inc.	5.500%	1/15/40	3,298	3,319
	Cisco Systems Inc.	5.300%	2/26/54	3,900	3,781
	Cisco Systems Inc.	5.350%	2/26/64	1,720	1,649
	Corning Inc.	4.700%	3/15/37	675	621
	Corning Inc.	5.750%	8/15/40	963	963
	Corning Inc.	4.750%	3/15/42	875	775
	Corning Inc.	5.350%	11/15/48	926	863
	Corning Inc.	3.900%	11/15/49	490	366

Long-Term Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Corning Inc.	4.375%	11/15/57	1,285	984
Corning Inc.	5.450%	11/15/79	1,899	1,716
Dell International LLC	4.850%	2/1/35	1,500	1,424
Dell International LLC	8.100%	7/15/36	2,111	2,502
Dell International LLC	3.375%	12/15/41	1,927	1,414
Dell International LLC	8.350%	7/15/46	961	1,219
Dell International LLC	3.450%	12/15/51	1,335	903
Fidelity National Information Services Inc.	3.100%	3/1/41	605	439
Fidelity National Information Services Inc.	4.500%	8/15/46	456	371
Fiserv Inc.	4.400%	7/1/49	3,640	2,970
Global Payments Inc.	4.150%	8/15/49	1,248	931
Global Payments Inc.	5.950%	8/15/52	949	917
Hewlett Packard Enterprise Co.	6.350%	10/15/45	2,131	2,206
Hewlett Packard Enterprise Co.	5.600%	10/15/54	3,280	3,087
HP Inc.	6.000%	9/15/41	2,385	2,408
IBM International Capital Pte. Ltd.	5.300%	2/5/54	2,525	2,325
Intel Corp.	4.600%	3/25/40	935	777
Intel Corp.	2.800%	8/12/41	2,375	1,512
Intel Corp.	4.250%	12/15/42	925	703
Intel Corp.	5.625%	2/10/43	1,948	1,779
Intel Corp.	4.900%	7/29/45	2,265	1,827
Intel Corp.	4.100%	5/19/46	2,330	1,660
Intel Corp.	3.734%	12/8/47	2,210	1,461
Intel Corp.	3.250%	11/15/49	5,420	3,241
Intel Corp.	4.750%	3/25/50	2,350	1,815
Intel Corp.	3.050%	8/12/51	2,714	1,541
Intel Corp.	4.900%	8/5/52	3,445	2,712
Intel Corp.	5.700%	2/10/53	3,441	3,043
Intel Corp.	5.600%	2/21/54	1,355	1,188
Intel Corp.	3.100%	2/15/60	3,200	1,703
Intel Corp.	3.200%	8/12/61	1,510	816
Intel Corp.	5.050%	8/5/62	2,289	1,784
Intel Corp.	5.900%	2/10/63	2,255	2,023
International Business Machines Corp.	4.150%	5/15/39	3,608	3,098
International Business Machines Corp.	5.600%	11/30/39	1,300	1,299
International Business Machines Corp.	2.850%	5/15/40	1,195	851
International Business Machines Corp.	4.000%	6/20/42	2,080	1,694
International Business Machines Corp.	4.700%	2/19/46	600	521
International Business Machines Corp.	4.250%	5/15/49	5,798	4,654
International Business Machines Corp.	2.950%	5/15/50	1,485	933
International Business Machines Corp.	3.430%	2/9/52	1,185	805
International Business Machines Corp.	5.100%	2/6/53	1,345	1,231
International Business Machines Corp.	7.125%	12/1/96	570	692
Intuit Inc.	5.500%	9/15/53	2,185	2,140
Juniper Networks Inc.	5.950%	3/15/41	745	733
KLA Corp.	5.000%	3/15/49	765	704
KLA Corp.	3.300%	3/1/50	949	655
KLA Corp.	4.950%	7/15/52	2,752	2,494
KLA Corp.	5.250%	7/15/62	1,310	1,223
Kyndryl Holdings Inc.	4.100%	10/15/41	800	633
Lam Research Corp.	4.875%	3/15/49	1,299	1,165
Lam Research Corp.	2.875%	6/15/50	1,504	949
Lam Research Corp.	3.125%	6/15/60	1,290	788
Micron Technology Inc.	3.366%	11/1/41	935	681
Micron Technology Inc.	3.477%	11/1/51	874	587
Microsoft Corp.	3.500%	2/12/35	3,038	2,748
Microsoft Corp.	4.200%	11/3/35	1,075	1,025
Microsoft Corp.	3.450%	8/8/36	4,362	3,795
Microsoft Corp.	4.100%	2/6/37	1,802	1,681
Microsoft Corp.	4.500%	10/1/40	1,320	1,264
Microsoft Corp.	5.300%	2/8/41	848	912
Microsoft Corp.	3.700%	8/8/46	5,301	4,226
Microsoft Corp.	4.250%	2/6/47	500	443
Microsoft Corp.	2.525%	6/1/50	9,809	6,021
Microsoft Corp.	2.500%	9/15/50	5,312	3,214
Microsoft Corp.	2.921%	3/17/52	10,931	7,228
Microsoft Corp.	3.950%	8/8/56	544	433
Microsoft Corp.	4.500%	2/6/57	1,000	892
Microsoft Corp.	2.675%	6/1/60	7,517	4,387
Microsoft Corp.	3.041%	3/17/62	2,953	1,887

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Moody's Corp.	2.750%	8/19/41	961	662
	Moody's Corp.	5.250%	7/15/44	1,550	1,463
	Moody's Corp.	3.250%	5/20/50	711	471
	Moody's Corp.	3.750%	2/25/52	860	631
	Moody's Corp.	3.100%	11/29/61	960	571
	Motorola Solutions Inc.	5.500%	9/1/44	690	663
	NVIDIA Corp.	3.500%	4/1/40	2,012	1,663
	NVIDIA Corp.	3.500%	4/1/50	3,582	2,654
	NVIDIA Corp.	3.700%	4/1/60	926	683
	NXP BV	3.250%	5/11/41	1,683	1,228
	NXP BV	3.125%	2/15/42	990	689
	NXP BV	3.250%	11/30/51	805	514
	Oracle Corp.	3.900%	5/15/35	2,080	1,818
	Oracle Corp.	3.850%	7/15/36	1,580	1,352
	Oracle Corp.	3.800%	11/15/37	4,185	3,492
	Oracle Corp.	6.500%	4/15/38	2,036	2,181
	Oracle Corp.	6.125%	7/8/39	1,050	1,087
	Oracle Corp.	3.600%	4/1/40	5,770	4,500
	Oracle Corp.	5.375%	7/15/40	5,249	5,033
	Oracle Corp.	3.650%	3/25/41	4,159	3,227
	Oracle Corp.	4.125%	5/15/45	4,215	3,318
	Oracle Corp.	4.000%	7/15/46	5,865	4,502
	Oracle Corp.	4.000%	11/15/47	2,700	2,055
	Oracle Corp.	3.600%	4/1/50	8,526	5,952
	Oracle Corp.	3.950%	3/25/51	5,780	4,269
	Oracle Corp.	6.900%	11/9/52	4,250	4,746
	Oracle Corp.	5.550%	2/6/53	925	874
	Oracle Corp.	5.375%	9/27/54	4,100	3,777
	Oracle Corp.	4.375%	5/15/55	2,475	1,930
	Oracle Corp.	3.850%	4/1/60	4,735	3,240
	Oracle Corp.	4.100%	3/25/61	2,420	1,730
	Oracle Corp.	5.500%	9/27/64	2,450	2,241
	PayPal Holdings Inc.	3.250%	6/1/50	1,146	775
	PayPal Holdings Inc.	5.050%	6/1/52	995	916
	PayPal Holdings Inc.	5.500%	6/1/54	1,220	1,189
	PayPal Holdings Inc.	5.250%	6/1/62	770	701
	QUALCOMM Inc.	4.650%	5/20/35	1,738	1,678
	QUALCOMM Inc.	4.800%	5/20/45	2,774	2,499
	QUALCOMM Inc.	4.300%	5/20/47	2,509	2,071
	QUALCOMM Inc.	4.500%	5/20/52	2,460	2,056
	QUALCOMM Inc.	6.000%	5/20/53	2,070	2,158
	S&P Global Inc.	3.250%	12/1/49	1,466	1,012
	S&P Global Inc.	3.700%	3/1/52	1,725	1,286
	S&P Global Inc.	2.300%	8/15/60	890	445
	S&P Global Inc.	3.900%	3/1/62	985	729
	Salesforce Inc.	2.700%	7/15/41	1,510	1,064
	Salesforce Inc.	2.900%	7/15/51	2,500	1,593
	Salesforce Inc.	3.050%	7/15/61	1,862	1,142
	Texas Instruments Inc.	3.875%	3/15/39	1,509	1,294
	Texas Instruments Inc.	4.150%	5/15/48	2,363	1,920
	Texas Instruments Inc.	2.700%	9/15/51	882	534
	Texas Instruments Inc.	5.000%	3/14/53	1,920	1,752
	Texas Instruments Inc.	5.150%	2/8/54	1,415	1,322
	Texas Instruments Inc.	5.050%	5/18/63	2,443	2,197
	TSMC Arizona Corp.	3.125%	10/25/41	1,730	1,322
	TSMC Arizona Corp.	3.250%	10/25/51	1,535	1,099
	TSMC Arizona Corp.	4.500%	4/22/52	1,700	1,535
	Verisk Analytics Inc.	3.625%	5/15/50	843	589
					323,398
Utilities (6.0%)
[1]	AEP Texas Inc.	4.150%	5/1/49	710	536
[1]	AEP Texas Inc.	3.450%	1/15/50	820	551
	AEP Texas Inc.	3.450%	5/15/51	848	562
	AEP Texas Inc.	5.250%	5/15/52	975	878
	AEP Transmission Co. LLC	4.000%	12/1/46	943	739
	AEP Transmission Co. LLC	3.750%	12/1/47	976	723
	AEP Transmission Co. LLC	3.800%	6/15/49	915	678
	AEP Transmission Co. LLC	3.150%	9/15/49	390	256
[1]	AEP Transmission Co. LLC	3.650%	4/1/50	1,540	1,113

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	AEP Transmission Co. LLC	2.750%	8/15/51	495	297
[1]	AEP Transmission Co. LLC	4.500%	6/15/52	985	814
	AEP Transmission Co. LLC	5.400%	3/15/53	849	808
	Alabama Power Co.	6.125%	5/15/38	735	777
	Alabama Power Co.	6.000%	3/1/39	452	471
	Alabama Power Co.	3.850%	12/1/42	520	412
	Alabama Power Co.	4.150%	8/15/44	797	654
	Alabama Power Co.	3.750%	3/1/45	1,218	932
	Alabama Power Co.	4.300%	1/2/46	1,306	1,079
[1]	Alabama Power Co.	3.700%	12/1/47	1,261	938
[1]	Alabama Power Co.	4.300%	7/15/48	937	768
	Alabama Power Co.	3.450%	10/1/49	1,214	857
	Alabama Power Co.	3.125%	7/15/51	1,177	773
	Alabama Power Co.	3.000%	3/15/52	940	603
	Ameren Illinois Co.	4.150%	3/15/46	512	422
	Ameren Illinois Co.	3.700%	12/1/47	620	465
	Ameren Illinois Co.	4.500%	3/15/49	722	610
	Ameren Illinois Co.	3.250%	3/15/50	286	195
	Ameren Illinois Co.	2.900%	6/15/51	644	404
	Ameren Illinois Co.	5.900%	12/1/52	689	704
	Ameren Illinois Co.	5.550%	7/1/54	445	438
	American Electric Power Co. Inc.	3.250%	3/1/50	1,100	706
	American Water Capital Corp.	6.593%	10/15/37	379	417
	American Water Capital Corp.	4.300%	12/1/42	995	840
	American Water Capital Corp.	4.300%	9/1/45	645	528
	American Water Capital Corp.	3.750%	9/1/47	1,311	973
	American Water Capital Corp.	4.200%	9/1/48	1,028	818
	American Water Capital Corp.	4.150%	6/1/49	580	457
	American Water Capital Corp.	3.450%	5/1/50	1,129	779
	American Water Capital Corp.	3.250%	6/1/51	1,375	916
	American Water Capital Corp.	5.450%	3/1/54	1,035	991
	Appalachian Power Co.	7.000%	4/1/38	1,036	1,138
	Appalachian Power Co.	4.400%	5/15/44	455	369
	Appalachian Power Co.	4.450%	6/1/45	660	533
[1]	Appalachian Power Co.	4.500%	3/1/49	961	769
[1]	Appalachian Power Co.	3.700%	5/1/50	940	653
	Arizona Public Service Co.	5.050%	9/1/41	577	524
	Arizona Public Service Co.	4.500%	4/1/42	875	739
	Arizona Public Service Co.	4.350%	11/15/45	955	773
	Arizona Public Service Co.	3.750%	5/15/46	710	524
	Arizona Public Service Co.	4.200%	8/15/48	850	656
	Arizona Public Service Co.	4.250%	3/1/49	632	491
	Atmos Energy Corp.	5.500%	6/15/41	1,000	996
	Atmos Energy Corp.	4.150%	1/15/43	549	455
	Atmos Energy Corp.	4.125%	10/15/44	1,437	1,169
	Atmos Energy Corp.	4.300%	10/1/48	539	441
	Atmos Energy Corp.	4.125%	3/15/49	1,250	981
	Atmos Energy Corp.	3.375%	9/15/49	1,572	1,079
	Atmos Energy Corp.	2.850%	2/15/52	753	458
	Atmos Energy Corp.	5.750%	10/15/52	580	581
	Atmos Energy Corp.	6.200%	11/15/53	910	970
	Atmos Energy Corp.	5.000%	12/15/54	1,200	1,078
	Avista Corp.	4.350%	6/1/48	849	695
	Avista Corp.	4.000%	4/1/52	882	657
	Baltimore Gas & Electric Co.	6.350%	10/1/36	753	807
	Baltimore Gas & Electric Co.	3.500%	8/15/46	1,158	837
[1]	Baltimore Gas & Electric Co.	3.750%	8/15/47	1,077	800
	Baltimore Gas & Electric Co.	4.250%	9/15/48	845	674
	Baltimore Gas & Electric Co.	3.200%	9/15/49	613	404
	Baltimore Gas & Electric Co.	2.900%	6/15/50	291	182
	Baltimore Gas & Electric Co.	5.400%	6/1/53	775	737
[1]	Baltimore Gas & Electric Co.	5.650%	6/1/54	1,225	1,207
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	2,924	3,073
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	1,272	1,315
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	758	719
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	1,191	1,030
	Berkshire Hathaway Energy Co.	3.800%	7/15/48	1,714	1,271
	Berkshire Hathaway Energy Co.	4.450%	1/15/49	614	506
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	1,616	1,274
	Berkshire Hathaway Energy Co.	2.850%	5/15/51	3,969	2,424

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Berkshire Hathaway Energy Co.	4.600%	5/1/53	2,061	1,708
	Black Hills Corp.	6.000%	1/15/35	1,650	1,701
	Black Hills Corp.	4.200%	9/15/46	545	424
	CenterPoint Energy Houston Electric LLC	5.050%	3/1/35	750	733
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	578	444
	CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	1,249	1,074
	CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	712	546
[1]	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	811	653
[1]	CenterPoint Energy Houston Electric LLC	3.350%	4/1/51	1,740	1,190
[1]	CenterPoint Energy Houston Electric LLC	3.600%	3/1/52	1,015	725
[1]	CenterPoint Energy Houston Electric LLC	4.850%	10/1/52	707	623
	CenterPoint Energy Houston Electric LLC	5.300%	4/1/53	699	659
	CenterPoint Energy Inc.	3.700%	9/1/49	590	419
[1]	CenterPoint Energy Inc.	6.850%	2/15/55	900	919
	CenterPoint Energy Resources Corp.	5.850%	1/15/41	597	598
	CenterPoint Energy Resources Corp.	4.100%	9/1/47	460	358
	Cleco Corporate Holdings LLC	4.973%	5/1/46	513	427
	Cleveland Electric Illuminating Co.	5.950%	12/15/36	748	754
	CMS Energy Corp.	4.875%	3/1/44	755	669
	Commonwealth Edison Co.	5.900%	3/15/36	1,787	1,855
	Commonwealth Edison Co.	6.450%	1/15/38	730	788
	Commonwealth Edison Co.	4.600%	8/15/43	890	777
	Commonwealth Edison Co.	4.700%	1/15/44	985	870
	Commonwealth Edison Co.	3.700%	3/1/45	580	442
	Commonwealth Edison Co.	3.650%	6/15/46	1,680	1,254
[1]	Commonwealth Edison Co.	3.750%	8/15/47	1,379	1,028
	Commonwealth Edison Co.	4.000%	3/1/48	1,816	1,415
	Commonwealth Edison Co.	4.000%	3/1/49	840	646
[1]	Commonwealth Edison Co.	3.200%	11/15/49	927	611
	Commonwealth Edison Co.	3.000%	3/1/50	739	475
[1]	Commonwealth Edison Co.	3.125%	3/15/51	671	434
[1]	Commonwealth Edison Co.	2.750%	9/1/51	410	243
	Commonwealth Edison Co.	5.300%	2/1/53	1,260	1,187
	Commonwealth Edison Co.	5.650%	6/1/54	280	276
	Connecticut Light & Power Co.	4.300%	4/15/44	592	495
	Connecticut Light & Power Co.	4.000%	4/1/48	1,505	1,180
	Connecticut Light & Power Co.	5.250%	1/15/53	1,408	1,329
[1]	Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	585	581
	Consolidated Edison Co. of New York Inc.	5.125%	3/15/35	1,000	983
[1]	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	1,089	1,126
[1]	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	1,040	1,100
[1]	Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	1,310	1,447
[1]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	870	859
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	760	757
[1]	Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	685	570
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	688	550
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	961	820
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	1,109	938
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	1,280	975
[1]	Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	722	548
[1]	Consolidated Edison Co. of New York Inc.	4.650%	12/1/48	667	568
[1]	Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	1,630	1,280
[1]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	1,605	1,251
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/51	1,298	846
	Consolidated Edison Co. of New York Inc.	6.150%	11/15/52	1,556	1,632
	Consolidated Edison Co. of New York Inc.	5.900%	11/15/53	1,260	1,280
	Consolidated Edison Co. of New York Inc.	5.700%	5/15/54	970	963
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	1,451	1,218
	Consolidated Edison Co. of New York Inc.	5.500%	3/15/55	1,480	1,424
[1]	Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	815	635
[1]	Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	580	426
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	1,630	1,306
	Consolidated Edison Co. of New York Inc.	3.700%	11/15/59	820	571
[1]	Consolidated Edison Co. of New York Inc.	3.000%	12/1/60	1,135	667
	Consolidated Edison Co. of New York Inc.	3.600%	6/15/61	355	241
	Constellation Energy Generation LLC	6.250%	10/1/39	780	812
	Constellation Energy Generation LLC	5.600%	6/15/42	1,366	1,318
	Constellation Energy Generation LLC	6.500%	10/1/53	2,005	2,129
	Constellation Energy Generation LLC	5.750%	3/15/54	2,000	1,944
	Consumers Energy Co.	3.950%	5/15/43	654	532

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Consumers Energy Co.	3.250%	8/15/46	978	704
	Consumers Energy Co.	3.950%	7/15/47	617	481
	Consumers Energy Co.	4.050%	5/15/48	533	424
	Consumers Energy Co.	4.350%	4/15/49	1,269	1,055
	Consumers Energy Co.	3.750%	2/15/50	1,121	846
	Consumers Energy Co.	3.100%	8/15/50	1,190	803
	Consumers Energy Co.	3.500%	8/1/51	2,276	1,655
	Consumers Energy Co.	2.650%	8/15/52	505	304
	Consumers Energy Co.	4.200%	9/1/52	255	205
	Consumers Energy Co.	2.500%	5/1/60	581	319
	Dayton Power & Light Co.	3.950%	6/15/49	823	603
	Delmarva Power & Light Co.	4.150%	5/15/45	843	675
[1]	Dominion Energy Inc.	5.950%	6/15/35	855	877
[1]	Dominion Energy Inc.	3.300%	4/15/41	1,629	1,198
[1]	Dominion Energy Inc.	4.900%	8/1/41	1,143	1,021
[1]	Dominion Energy Inc.	4.050%	9/15/42	1,080	850
	Dominion Energy Inc.	4.700%	12/1/44	1,091	921
[1]	Dominion Energy Inc.	4.600%	3/15/49	715	589
[1]	Dominion Energy Inc.	4.850%	8/15/52	529	454
	Dominion Energy Inc.	6.625%	5/15/55	1,500	1,527
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	565	588
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	705	687
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	787	683
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	1,421	1,275
[1]	DTE Electric Co.	4.000%	4/1/43	645	524
	DTE Electric Co.	4.300%	7/1/44	570	479
	DTE Electric Co.	3.700%	3/15/45	1,259	965
	DTE Electric Co.	3.750%	8/15/47	1,232	927
[1]	DTE Electric Co.	4.050%	5/15/48	296	236
	DTE Electric Co.	3.950%	3/1/49	1,588	1,240
	DTE Electric Co.	2.950%	3/1/50	837	543
[1]	DTE Electric Co.	3.250%	4/1/51	959	652
	DTE Electric Co.	5.400%	4/1/53	520	504
	Duke Energy Carolinas LLC	6.100%	6/1/37	1,037	1,079
	Duke Energy Carolinas LLC	6.000%	1/15/38	1,555	1,614
	Duke Energy Carolinas LLC	6.050%	4/15/38	1,387	1,458
	Duke Energy Carolinas LLC	5.300%	2/15/40	1,158	1,132
	Duke Energy Carolinas LLC	4.250%	12/15/41	1,226	1,036
	Duke Energy Carolinas LLC	4.000%	9/30/42	1,515	1,226
	Duke Energy Carolinas LLC	3.750%	6/1/45	520	397
	Duke Energy Carolinas LLC	3.875%	3/15/46	1,405	1,086
	Duke Energy Carolinas LLC	3.700%	12/1/47	820	606
	Duke Energy Carolinas LLC	3.950%	3/15/48	1,576	1,207
	Duke Energy Carolinas LLC	3.200%	8/15/49	1,045	695
	Duke Energy Carolinas LLC	3.450%	4/15/51	1,465	1,009
	Duke Energy Carolinas LLC	5.350%	1/15/53	1,133	1,076
	Duke Energy Carolinas LLC	5.400%	1/15/54	515	494
	Duke Energy Corp.	3.300%	6/15/41	731	535
	Duke Energy Corp.	3.750%	9/1/46	2,252	1,656
	Duke Energy Corp.	3.950%	8/15/47	1,147	852
	Duke Energy Corp.	4.200%	6/15/49	1,075	827
	Duke Energy Corp.	3.500%	6/15/51	2,120	1,431
	Duke Energy Corp.	5.000%	8/15/52	2,300	2,005
	Duke Energy Corp.	6.100%	9/15/53	725	735
	Duke Energy Corp.	5.800%	6/15/54	1,990	1,939
	Duke Energy Florida LLC	6.350%	9/15/37	1,411	1,499
	Duke Energy Florida LLC	6.400%	6/15/38	1,772	1,905
	Duke Energy Florida LLC	5.650%	4/1/40	638	639
	Duke Energy Florida LLC	3.400%	10/1/46	1,322	934
	Duke Energy Florida LLC	4.200%	7/15/48	1,022	816
	Duke Energy Florida LLC	3.000%	12/15/51	1,100	684
	Duke Energy Florida LLC	5.950%	11/15/52	940	955
	Duke Energy Florida LLC	6.200%	11/15/53	910	958
	Duke Energy Indiana LLC	6.120%	10/15/35	876	920
	Duke Energy Indiana LLC	6.350%	8/15/38	871	933
[1]	Duke Energy Indiana LLC	4.900%	7/15/43	930	840
	Duke Energy Indiana LLC	3.750%	5/15/46	715	532
[1]	Duke Energy Indiana LLC	3.250%	10/1/49	930	623
	Duke Energy Indiana LLC	2.750%	4/1/50	1,033	622
	Duke Energy Ohio Inc.	3.700%	6/15/46	824	608

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duke Energy Ohio Inc.	4.300%	2/1/49	748	598
	Duke Energy Ohio Inc.	5.650%	4/1/53	770	751
	Duke Energy Ohio Inc.	5.550%	3/15/54	320	309
	Duke Energy Progress LLC	6.300%	4/1/38	828	877
	Duke Energy Progress LLC	4.100%	5/15/42	959	784
	Duke Energy Progress LLC	4.100%	3/15/43	487	396
	Duke Energy Progress LLC	4.150%	12/1/44	1,279	1,038
	Duke Energy Progress LLC	4.200%	8/15/45	1,444	1,167
	Duke Energy Progress LLC	3.700%	10/15/46	777	574
	Duke Energy Progress LLC	3.600%	9/15/47	597	433
	Duke Energy Progress LLC	2.500%	8/15/50	582	336
	Duke Energy Progress LLC	2.900%	8/15/51	1,155	710
	Duke Energy Progress LLC	4.000%	4/1/52	1,057	805
	Duke Energy Progress LLC	5.350%	3/15/53	1,402	1,324
	El Paso Electric Co.	5.000%	12/1/44	600	512
	Emera US Finance LP	4.750%	6/15/46	2,032	1,683
	Entergy Arkansas LLC	4.200%	4/1/49	727	577
	Entergy Arkansas LLC	2.650%	6/15/51	1,305	771
	Entergy Arkansas LLC	3.350%	6/15/52	977	654
	Entergy Arkansas LLC	5.750%	6/1/54	1,270	1,257
	Entergy Corp.	3.750%	6/15/50	1,170	829
	Entergy Louisiana LLC	4.950%	1/15/45	1,491	1,317
	Entergy Louisiana LLC	4.200%	9/1/48	929	738
	Entergy Louisiana LLC	4.200%	4/1/50	597	469
	Entergy Louisiana LLC	2.900%	3/15/51	1,406	863
	Entergy Louisiana LLC	4.750%	9/15/52	605	520
	Entergy Louisiana LLC	5.700%	3/15/54	1,345	1,328
	Entergy Mississippi LLC	3.850%	6/1/49	822	611
	Entergy Mississippi LLC	5.850%	6/1/54	800	805
	Entergy Texas Inc.	4.500%	3/30/39	580	514
	Entergy Texas Inc.	3.550%	9/30/49	986	692
	Entergy Texas Inc.	5.800%	9/1/53	650	650
	Entergy Texas Inc.	5.550%	9/15/54	760	737
	Essential Utilities Inc.	4.276%	5/1/49	990	775
	Essential Utilities Inc.	3.351%	4/15/50	1,389	912
	Essential Utilities Inc.	5.300%	5/1/52	905	822
	Evergy Kansas Central Inc.	4.125%	3/1/42	1,493	1,216
	Evergy Kansas Central Inc.	4.100%	4/1/43	1,070	859
	Evergy Kansas Central Inc.	4.250%	12/1/45	857	690
	Evergy Kansas Central Inc.	3.450%	4/15/50	447	308
	Evergy Metro Inc.	5.300%	10/1/41	955	902
	Evergy Metro Inc.	4.200%	6/15/47	632	498
	Evergy Metro Inc.	4.200%	3/15/48	655	519
[1]	Evergy Metro Inc.	4.125%	4/1/49	945	731
	Eversource Energy	3.450%	1/15/50	1,570	1,074
	Exelon Corp.	5.625%	6/15/35	1,225	1,229
	Exelon Corp.	5.100%	6/15/45	1,613	1,458
	Exelon Corp.	4.700%	4/15/50	337	284
	Exelon Corp.	4.100%	3/15/52	510	388
	Exelon Corp.	5.600%	3/15/53	2,080	2,003
[1]	FirstEnergy Corp.	4.850%	7/15/47	695	590
[1]	FirstEnergy Corp.	3.400%	3/1/50	2,155	1,458
[3]	FirstEnergy Transmission LLC	5.000%	1/15/35	700	676
	Florida Power & Light Co.	4.950%	6/1/35	985	956
	Florida Power & Light Co.	5.650%	2/1/37	993	1,014
	Florida Power & Light Co.	5.950%	2/1/38	535	560
	Florida Power & Light Co.	5.960%	4/1/39	985	1,029
	Florida Power & Light Co.	5.690%	3/1/40	1,179	1,203
	Florida Power & Light Co.	5.250%	2/1/41	990	957
	Florida Power & Light Co.	4.125%	2/1/42	1,060	882
	Florida Power & Light Co.	4.050%	6/1/42	1,169	962
	Florida Power & Light Co.	4.050%	10/1/44	762	619
	Florida Power & Light Co.	3.700%	12/1/47	1,189	889
	Florida Power & Light Co.	3.950%	3/1/48	1,238	971
	Florida Power & Light Co.	4.125%	6/1/48	1,040	831
	Florida Power & Light Co.	3.990%	3/1/49	1,080	845
	Florida Power & Light Co.	3.150%	10/1/49	962	647
	Florida Power & Light Co.	2.875%	12/4/51	2,119	1,327
	Florida Power & Light Co.	5.300%	4/1/53	1,897	1,806
	Florida Power & Light Co.	5.600%	6/15/54	760	758

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Georgia Power Co.	4.750%	9/1/40	825	752
	Georgia Power Co.	4.300%	3/15/42	2,553	2,171
	Georgia Power Co.	4.300%	3/15/43	634	530
[1]	Georgia Power Co.	3.700%	1/30/50	1,455	1,065
[1]	Georgia Power Co.	3.250%	3/15/51	1,390	935
	Iberdrola International BV	6.750%	7/15/36	706	780
[1]	Idaho Power Co.	4.200%	3/1/48	561	443
[1]	Idaho Power Co.	5.500%	3/15/53	675	648
[1]	Idaho Power Co.	5.800%	4/1/54	985	983
[1]	Indiana Michigan Power Co.	4.550%	3/15/46	995	839
[1]	Indiana Michigan Power Co.	3.750%	7/1/47	649	480
	Indiana Michigan Power Co.	3.250%	5/1/51	989	648
	Indiana Michigan Power Co.	5.625%	4/1/53	840	818
	Interstate Power & Light Co.	6.250%	7/15/39	514	543
	Interstate Power & Light Co.	3.700%	9/15/46	790	584
	Interstate Power & Light Co.	3.100%	11/30/51	731	465
	Interstate Power & Light Co.	5.450%	9/30/54	500	473
	ITC Holdings Corp.	5.300%	7/1/43	451	413
[3]	Jersey Central Power & Light Co.	5.100%	1/15/35	500	488
[1]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	760	701
	Johnsonville Aeroderivative Combustion Turbine Generation LLC	5.078%	10/1/54	1,175	1,129
	Kentucky Utilities Co.	5.125%	11/1/40	974	921
	Kentucky Utilities Co.	4.375%	10/1/45	977	809
	Kentucky Utilities Co.	3.300%	6/1/50	1,115	750
	Louisville Gas & Electric Co.	4.250%	4/1/49	930	738
	MidAmerican Energy Co.	4.800%	9/15/43	1,428	1,281
	MidAmerican Energy Co.	4.250%	5/1/46	970	798
	MidAmerican Energy Co.	3.950%	8/1/47	1,646	1,280
	MidAmerican Energy Co.	3.650%	8/1/48	2,220	1,644
	MidAmerican Energy Co.	4.250%	7/15/49	1,478	1,199
	MidAmerican Energy Co.	5.850%	9/15/54	680	691
	MidAmerican Energy Co.	5.300%	2/1/55	1,840	1,733
[1]	Mississippi Power Co.	4.250%	3/15/42	995	828
	National Grid USA	5.803%	4/1/35	738	737
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	760	620
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	988	799
[1]	Nevada Power Co.	6.650%	4/1/36	1,403	1,501
[1]	Nevada Power Co.	6.750%	7/1/37	547	599
[1]	Nevada Power Co.	3.125%	8/1/50	900	574
[1]	Nevada Power Co.	5.900%	5/1/53	590	589
	Nevada Power Co.	6.000%	3/15/54	885	903
	NextEra Energy Capital Holdings Inc.	5.250%	2/28/53	2,265	2,080
	NextEra Energy Capital Holdings Inc.	5.550%	3/15/54	1,610	1,540
	NiSource Inc.	5.950%	6/15/41	998	1,009
	NiSource Inc.	5.250%	2/15/43	1,420	1,324
	NiSource Inc.	4.800%	2/15/44	777	685
	NiSource Inc.	5.650%	2/1/45	1,030	1,005
	NiSource Inc.	4.375%	5/15/47	932	760
	NiSource Inc.	3.950%	3/30/48	966	735
	NiSource Inc.	6.375%	3/31/55	700	697
	Northern States Power Co.	6.250%	6/1/36	885	955
	Northern States Power Co.	6.200%	7/1/37	1,012	1,078
	Northern States Power Co.	5.350%	11/1/39	620	609
	Northern States Power Co.	4.125%	5/15/44	885	722
	Northern States Power Co.	4.000%	8/15/45	904	714
	Northern States Power Co.	3.600%	9/15/47	510	376
	Northern States Power Co.	2.900%	3/1/50	965	616
	Northern States Power Co.	2.600%	6/1/51	565	337
	Northern States Power Co.	3.200%	4/1/52	620	415
	Northern States Power Co.	4.500%	6/1/52	985	829
	Northern States Power Co.	5.100%	5/15/53	1,175	1,085
	Northern States Power Co.	5.400%	3/15/54	620	598
	Northern States Power Co.	5.650%	6/15/54	1,125	1,123
	NorthWestern Corp.	4.176%	11/15/44	949	757
	NSTAR Electric Co.	5.500%	3/15/40	847	830
	NSTAR Electric Co.	4.400%	3/1/44	985	829
	NSTAR Electric Co.	4.950%	9/15/52	781	700
	Oglethorpe Power Corp.	5.950%	11/1/39	610	615
	Oglethorpe Power Corp.	5.375%	11/1/40	952	900
	Oglethorpe Power Corp.	4.500%	4/1/47	650	531

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oglethorpe Power Corp.	5.050%	10/1/48	982	863
	Oglethorpe Power Corp.	5.250%	9/1/50	690	615
	Oglethorpe Power Corp.	6.200%	12/1/53	770	791
[3]	Oglethorpe Power Corp.	5.800%	6/1/54	650	637
	Ohio Edison Co.	6.875%	7/15/36	585	644
	Ohio Power Co.	4.150%	4/1/48	785	601
	Ohio Power Co.	4.000%	6/1/49	934	700
[1]	Ohio Power Co.	2.900%	10/1/51	475	285
	Oklahoma Gas & Electric Co.	4.150%	4/1/47	876	690
	Oklahoma Gas & Electric Co.	3.850%	8/15/47	665	497
	Oklahoma Gas & Electric Co.	5.600%	4/1/53	985	958
	Oncor Electric Delivery Co. LLC	7.500%	9/1/38	728	854
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	960	928
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	1,345	1,178
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	710	544
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	339	257
	Oncor Electric Delivery Co. LLC	4.100%	11/15/48	914	722
	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	972	733
	Oncor Electric Delivery Co. LLC	3.700%	5/15/50	592	432
	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	894	527
	Oncor Electric Delivery Co. LLC	4.950%	9/15/52	860	767
	Oncor Electric Delivery Co. LLC	5.350%	10/1/52	712	672
[3]	Oncor Electric Delivery Co. LLC	5.550%	6/15/54	1,930	1,876
	ONE Gas Inc.	4.658%	2/1/44	1,070	934
	ONE Gas Inc.	4.500%	11/1/48	853	705
	Pacific Gas & Electric Co.	4.500%	7/1/40	3,519	3,031
	Pacific Gas & Electric Co.	3.300%	8/1/40	900	672
	Pacific Gas & Electric Co.	4.200%	6/1/41	1,550	1,261
	Pacific Gas & Electric Co.	4.750%	2/15/44	2,125	1,810
	Pacific Gas & Electric Co.	4.300%	3/15/45	800	637
	Pacific Gas & Electric Co.	4.000%	12/1/46	860	648
	Pacific Gas & Electric Co.	3.950%	12/1/47	1,380	1,029
	Pacific Gas & Electric Co.	4.950%	7/1/50	6,322	5,478
	Pacific Gas & Electric Co.	3.500%	8/1/50	4,945	3,389
	Pacific Gas & Electric Co.	5.250%	3/1/52	985	883
	Pacific Gas & Electric Co.	6.750%	1/15/53	1,205	1,313
	Pacific Gas & Electric Co.	6.700%	4/1/53	1,515	1,641
	Pacific Gas & Electric Co.	5.900%	10/1/54	1,835	1,814
	PacifiCorp	5.250%	6/15/35	557	548
	PacifiCorp	6.100%	8/1/36	875	907
	PacifiCorp	6.250%	10/15/37	728	762
	PacifiCorp	6.350%	7/15/38	995	1,038
	PacifiCorp	6.000%	1/15/39	922	939
	PacifiCorp	4.100%	2/1/42	692	555
	PacifiCorp	4.125%	1/15/49	1,357	1,054
	PacifiCorp	4.150%	2/15/50	1,424	1,100
	PacifiCorp	3.300%	3/15/51	1,505	977
	PacifiCorp	2.900%	6/15/52	943	561
	PacifiCorp	5.350%	12/1/53	1,695	1,554
	PacifiCorp	5.500%	5/15/54	1,313	1,227
	PacifiCorp	5.800%	1/15/55	2,325	2,263
	PECO Energy Co.	5.950%	10/1/36	780	814
	PECO Energy Co.	4.150%	10/1/44	858	705
	PECO Energy Co.	3.700%	9/15/47	1,313	981
	PECO Energy Co.	3.900%	3/1/48	683	528
	PECO Energy Co.	3.000%	9/15/49	815	532
	PECO Energy Co.	3.050%	3/15/51	680	438
	PECO Energy Co.	2.850%	9/15/51	1,017	628
	PECO Energy Co.	4.600%	5/15/52	679	582
	PECO Energy Co.	5.250%	9/15/54	655	619
	Piedmont Natural Gas Co. Inc.	5.100%	2/15/35	705	683
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	445	384
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	463	331
	Piedmont Natural Gas Co. Inc.	3.350%	6/1/50	1,040	686
	Piedmont Natural Gas Co. Inc.	5.050%	5/15/52	870	762
	Potomac Electric Power Co.	6.500%	11/15/37	755	826
	Potomac Electric Power Co.	4.150%	3/15/43	900	742
	Potomac Electric Power Co.	5.500%	3/15/54	730	706
	PPL Electric Utilities Corp.	6.250%	5/15/39	612	661
	PPL Electric Utilities Corp.	4.150%	10/1/45	950	778

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	PPL Electric Utilities Corp.	3.950%	6/1/47	713	559
	PPL Electric Utilities Corp.	4.150%	6/15/48	851	685
	PPL Electric Utilities Corp.	5.250%	5/15/53	905	863
	Progress Energy Inc.	6.000%	12/1/39	635	643
[1]	Public Service Co. of Colorado	6.250%	9/1/37	1,466	1,547
	Public Service Co. of Colorado	6.500%	8/1/38	341	368
	Public Service Co. of Colorado	3.600%	9/15/42	895	680
	Public Service Co. of Colorado	4.300%	3/15/44	300	246
	Public Service Co. of Colorado	3.800%	6/15/47	975	723
	Public Service Co. of Colorado	4.100%	6/15/48	929	722
	Public Service Co. of Colorado	4.050%	9/15/49	331	254
[1]	Public Service Co. of Colorado	2.700%	1/15/51	837	496
[1]	Public Service Co. of Colorado	4.500%	6/1/52	893	739
	Public Service Co. of Colorado	5.250%	4/1/53	1,644	1,527
	Public Service Co. of Colorado	5.750%	5/15/54	580	579
	Public Service Co. of New Hampshire	3.600%	7/1/49	790	573
	Public Service Co. of New Hampshire	5.150%	1/15/53	637	589
	Public Service Co. of Oklahoma	5.200%	1/15/35	900	872
[1]	Public Service Electric & Gas Co.	5.800%	5/1/37	788	811
[1]	Public Service Electric & Gas Co.	3.950%	5/1/42	850	691
[1]	Public Service Electric & Gas Co.	3.650%	9/1/42	645	502
[1]	Public Service Electric & Gas Co.	3.800%	3/1/46	1,612	1,246
[1]	Public Service Electric & Gas Co.	3.600%	12/1/47	931	685
[1]	Public Service Electric & Gas Co.	4.050%	5/1/48	1,407	1,116
[1]	Public Service Electric & Gas Co.	3.850%	5/1/49	845	647
[1]	Public Service Electric & Gas Co.	3.200%	8/1/49	447	305
[1]	Public Service Electric & Gas Co.	2.700%	5/1/50	526	320
[1]	Public Service Electric & Gas Co.	2.050%	8/1/50	859	452
[1]	Public Service Electric & Gas Co.	5.125%	3/15/53	677	629
	Public Service Electric & Gas Co.	5.450%	8/1/53	708	689
[1]	Public Service Electric & Gas Co.	5.450%	3/1/54	485	469
	Public Service Electric & Gas Co.	5.300%	8/1/54	1,325	1,258
	Puget Sound Energy Inc.	6.274%	3/15/37	347	366
	Puget Sound Energy Inc.	5.757%	10/1/39	310	312
	Puget Sound Energy Inc.	5.795%	3/15/40	900	900
	Puget Sound Energy Inc.	5.638%	4/15/41	685	671
	Puget Sound Energy Inc.	4.300%	5/20/45	864	703
	Puget Sound Energy Inc.	4.223%	6/15/48	1,320	1,057
	Puget Sound Energy Inc.	3.250%	9/15/49	491	327
	Puget Sound Energy Inc.	5.685%	6/15/54	825	809
	San Diego Gas & Electric Co.	6.000%	6/1/39	735	763
	San Diego Gas & Electric Co.	4.500%	8/15/40	983	878
[1]	San Diego Gas & Electric Co.	3.750%	6/1/47	900	672
	San Diego Gas & Electric Co.	4.150%	5/15/48	980	778
[1]	San Diego Gas & Electric Co.	3.320%	4/15/50	1,127	759
	San Diego Gas & Electric Co.	3.700%	3/15/52	1,040	749
	San Diego Gas & Electric Co.	5.350%	4/1/53	1,405	1,323
	San Diego Gas & Electric Co.	5.550%	4/15/54	1,535	1,488
	Sempra	3.800%	2/1/38	1,764	1,457
	Sempra	6.000%	10/15/39	1,384	1,409
	Sempra	4.000%	2/1/48	1,537	1,164
	Sempra	6.400%	10/1/54	500	495
	Sempra	6.550%	4/1/55	850	843
	Sierra Pacific Power Co.	5.900%	3/15/54	790	791
[1]	Southern California Edison Co.	5.750%	4/1/35	1,028	1,050
[1]	Southern California Edison Co.	5.350%	7/15/35	1,075	1,065
	Southern California Edison Co.	5.625%	2/1/36	698	696
[1]	Southern California Edison Co.	5.550%	1/15/37	761	755
[1]	Southern California Edison Co.	5.950%	2/1/38	920	940
	Southern California Edison Co.	6.050%	3/15/39	615	635
	Southern California Edison Co.	5.500%	3/15/40	1,188	1,156
	Southern California Edison Co.	4.500%	9/1/40	1,082	946
	Southern California Edison Co.	4.050%	3/15/42	1,159	937
	Southern California Edison Co.	4.650%	10/1/43	1,740	1,501
[1]	Southern California Edison Co.	3.600%	2/1/45	685	505
	Southern California Edison Co.	4.000%	4/1/47	2,635	2,027
[1]	Southern California Edison Co.	4.125%	3/1/48	680	530
[1]	Southern California Edison Co.	4.875%	3/1/49	1,226	1,067
	Southern California Edison Co.	3.650%	2/1/50	2,050	1,465
[1]	Southern California Edison Co.	2.950%	2/1/51	1,890	1,185

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Southern California Edison Co.	3.650%	6/1/51	920	651
	Southern California Edison Co.	3.450%	2/1/52	1,240	838
[1]	Southern California Edison Co.	5.450%	6/1/52	685	643
	Southern California Edison Co.	5.700%	3/1/53	860	835
	Southern California Edison Co.	5.875%	12/1/53	620	617
	Southern California Edison Co.	5.750%	4/15/54	355	349
	Southern California Gas Co.	5.125%	11/15/40	811	771
	Southern California Gas Co.	3.750%	9/15/42	413	322
[1]	Southern California Gas Co.	4.125%	6/1/48	968	760
[1]	Southern California Gas Co.	4.300%	1/15/49	201	163
[1]	Southern California Gas Co.	3.950%	2/15/50	903	684
	Southern California Gas Co.	6.350%	11/15/52	970	1,042
	Southern California Gas Co.	5.750%	6/1/53	1,070	1,063
	Southern California Gas Co.	5.600%	4/1/54	370	362
	Southern Co.	4.850%	3/15/35	1,750	1,670
	Southern Co.	4.250%	7/1/36	880	790
	Southern Co.	4.400%	7/1/46	3,407	2,817
	Southern Co. Gas Capital Corp.	5.875%	3/15/41	932	941
	Southern Co. Gas Capital Corp.	4.400%	6/1/43	915	768
	Southern Co. Gas Capital Corp.	3.950%	10/1/46	1,010	779
	Southern Co. Gas Capital Corp.	4.400%	5/30/47	850	697
	Southern Power Co.	5.150%	9/15/41	991	923
	Southern Power Co.	5.250%	7/15/43	821	758
[1]	Southern Power Co.	4.950%	12/15/46	864	754
	Southwest Gas Corp.	3.800%	9/29/46	760	557
	Southwest Gas Corp.	4.150%	6/1/49	815	617
	Southwestern Electric Power Co.	6.200%	3/15/40	980	1,007
[1]	Southwestern Electric Power Co.	3.900%	4/1/45	875	651
[1]	Southwestern Electric Power Co.	3.850%	2/1/48	781	562
	Southwestern Electric Power Co.	3.250%	11/1/51	1,318	837
	Southwestern Public Service Co.	4.500%	8/15/41	806	690
	Southwestern Public Service Co.	3.400%	8/15/46	610	425
	Southwestern Public Service Co.	3.700%	8/15/47	635	460
[1]	Southwestern Public Service Co.	4.400%	11/15/48	575	466
[1]	Southwestern Public Service Co.	3.150%	5/1/50	981	635
	Southwestern Public Service Co.	6.000%	6/1/54	1,050	1,061
	Tampa Electric Co.	4.350%	5/15/44	580	478
	Tampa Electric Co.	4.300%	6/15/48	689	552
	Tampa Electric Co.	4.450%	6/15/49	980	805
	Tampa Electric Co.	3.625%	6/15/50	883	628
	Tampa Electric Co.	3.450%	3/15/51	635	432
	Toledo Edison Co.	6.150%	5/15/37	617	649
	Tucson Electric Power Co.	4.850%	12/1/48	915	793
	Tucson Electric Power Co.	5.500%	4/15/53	800	760
	Union Electric Co.	5.300%	8/1/37	709	704
	Union Electric Co.	8.450%	3/15/39	626	792
	Union Electric Co.	3.900%	9/15/42	1,156	923
	Union Electric Co.	3.650%	4/15/45	640	482
	Union Electric Co.	4.000%	4/1/48	495	383
	Union Electric Co.	3.250%	10/1/49	826	568
	Union Electric Co.	2.625%	3/15/51	972	573
	Union Electric Co.	3.900%	4/1/52	870	665
	Union Electric Co.	5.450%	3/15/53	1,405	1,343
	Union Electric Co.	5.250%	1/15/54	500	466
	Union Electric Co.	5.125%	3/15/55	650	595
[1]	Virginia Electric & Power Co.	6.000%	1/15/36	1,567	1,623
[1]	Virginia Electric & Power Co.	6.000%	5/15/37	1,538	1,591
	Virginia Electric & Power Co.	6.350%	11/30/37	1,091	1,160
	Virginia Electric & Power Co.	4.000%	1/15/43	1,111	885
[1]	Virginia Electric & Power Co.	4.650%	8/15/43	424	371
[1]	Virginia Electric & Power Co.	4.200%	5/15/45	1,174	945
[1]	Virginia Electric & Power Co.	4.000%	11/15/46	1,305	1,011
[1]	Virginia Electric & Power Co.	3.800%	9/15/47	1,678	1,252
	Virginia Electric & Power Co.	4.600%	12/1/48	885	743
	Virginia Electric & Power Co.	3.300%	12/1/49	652	441
	Virginia Electric & Power Co.	2.450%	12/15/50	887	499
	Virginia Electric & Power Co.	2.950%	11/15/51	2,017	1,253
[1]	Virginia Electric & Power Co.	4.625%	5/15/52	1,592	1,338
	Virginia Electric & Power Co.	5.450%	4/1/53	890	847
	Virginia Electric & Power Co.	5.700%	8/15/53	1,035	1,022

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Virginia Electric & Power Co.	5.550%	8/15/54	420	406
[1]	Washington Gas Light Co.	3.796%	9/15/46	895	672
[1]	Washington Gas Light Co.	3.650%	9/15/49	780	559
	Wisconsin Electric Power Co.	5.700%	12/1/36	625	647
	Wisconsin Electric Power Co.	4.300%	10/15/48	612	503
	Wisconsin Electric Power Co.	5.050%	10/1/54	750	681
	Wisconsin Power & Light Co.	6.375%	8/15/37	605	642
	Wisconsin Power & Light Co.	3.650%	4/1/50	670	478
	Wisconsin Public Service Corp.	3.671%	12/1/42	625	483
	Wisconsin Public Service Corp.	4.752%	11/1/44	929	822
	Wisconsin Public Service Corp.	2.850%	12/1/51	810	499
	Xcel Energy Inc.	6.500%	7/1/36	927	989
	Xcel Energy Inc.	3.500%	12/1/49	966	663
					493,214
Total Corporate Bonds (Cost $4,385,920)					3,688,591
Sovereign Bonds (2.8%)
[1]	African Development Bank	5.750%	Perpetual	735	704
	Equinor ASA	3.625%	4/6/40	999	805
	Equinor ASA	5.100%	8/17/40	1,050	1,009
	Equinor ASA	4.250%	11/23/41	1,555	1,339
	Equinor ASA	3.950%	5/15/43	1,659	1,361
	Equinor ASA	4.800%	11/8/43	1,270	1,166
	Equinor ASA	3.250%	11/18/49	1,768	1,205
	Equinor ASA	3.700%	4/6/50	2,448	1,809
	European Investment Bank	4.875%	2/15/36	1,028	1,042
	Export-Import Bank of Korea	2.500%	6/29/41	955	662
[1]	Inter-American Development Bank	3.875%	10/28/41	939	816
	Inter-American Development Bank	3.200%	8/7/42	449	353
	Inter-American Development Bank	4.375%	1/24/44	889	816
[1]	International Bank for Reconstruction & Development	4.750%	2/15/35	835	836
[4]	KFW	0.000%	4/18/36	3,171	1,854
[4]	KFW	0.000%	6/29/37	3,129	1,721
[1]	Oriental Republic of Uruguay	7.625%	3/21/36	1,479	1,725
[1]	Oriental Republic of Uruguay	4.125%	11/20/45	1,268	1,059
[1]	Oriental Republic of Uruguay	5.100%	6/18/50	6,707	6,146
[1]	Oriental Republic of Uruguay	4.975%	4/20/55	4,534	4,007
[1]	Oriental Republic of Uruguay	5.250%	9/10/60	2,230	2,028
	Province of British Columbia	7.250%	9/1/36	655	774
[1]	Republic of Chile	4.950%	1/5/36	2,992	2,834
[1]	Republic of Chile	3.100%	5/7/41	4,587	3,284
[1]	Republic of Chile	4.340%	3/7/42	3,756	3,153
	Republic of Chile	3.860%	6/21/47	898	671
[1]	Republic of Chile	3.500%	1/25/50	4,190	2,890
[1]	Republic of Chile	4.000%	1/31/52	1,565	1,170
[1]	Republic of Chile	5.330%	1/5/54	2,615	2,416
[1]	Republic of Chile	3.100%	1/22/61	3,509	2,067
[1]	Republic of Chile	3.250%	9/21/71	1,346	794
[1]	Republic of Hungary	7.625%	3/29/41	2,669	2,948
	Republic of Indonesia	4.350%	1/11/48	3,260	2,730
	Republic of Indonesia	5.350%	2/11/49	1,537	1,491
	Republic of Indonesia	3.700%	10/30/49	1,905	1,409
	Republic of Indonesia	3.500%	2/14/50	1,390	992
	Republic of Indonesia	4.200%	10/15/50	2,815	2,267
	Republic of Indonesia	3.050%	3/12/51	3,648	2,356
[1]	Republic of Indonesia	4.300%	3/31/52	1,320	1,068
[1]	Republic of Indonesia	5.450%	9/20/52	975	937
[1]	Republic of Indonesia	5.650%	1/11/53	1,350	1,332
[1]	Republic of Indonesia	5.100%	2/10/54	1,665	1,529
[1]	Republic of Indonesia	5.150%	9/10/54	570	525
[1]	Republic of Indonesia	3.200%	9/23/61	1,073	661
	Republic of Indonesia	4.450%	4/15/70	1,781	1,428
	Republic of Indonesia	3.350%	3/12/71	1,315	819
[1]	Republic of Italy	4.000%	10/17/49	4,008	2,864
[1]	Republic of Italy	3.875%	5/6/51	4,490	3,035
	Republic of Korea	4.125%	6/10/44	1,838	1,591
	Republic of Korea	3.875%	9/20/48	689	561
[1]	Republic of Panama	6.400%	2/14/35	3,850	3,490
[1]	Republic of Panama	6.700%	1/26/36	1,532	1,423

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Republic of Panama	6.875%	1/31/36	2,231	2,091
[1]	Republic of Panama	8.000%	3/1/38	1,940	1,944
[1]	Republic of Panama	4.500%	5/15/47	1,805	1,157
[1]	Republic of Panama	4.500%	4/16/50	4,457	2,754
[1]	Republic of Panama	4.300%	4/29/53	3,283	1,922
[1]	Republic of Panama	6.853%	3/28/54	2,385	2,033
[1]	Republic of Panama	4.500%	4/1/56	4,410	2,613
[1]	Republic of Panama	7.875%	3/1/57	1,140	1,098
[1]	Republic of Panama	3.870%	7/23/60	5,270	2,754
[1]	Republic of Panama	4.500%	1/19/63	2,600	1,523
[1]	Republic of Peru	5.375%	2/8/35	2,045	1,960
[1]	Republic of Peru	6.550%	3/14/37	1,832	1,914
[1]	Republic of Peru	3.300%	3/11/41	2,128	1,534
	Republic of Peru	5.625%	11/18/50	4,231	3,953
[1]	Republic of Peru	3.550%	3/10/51	2,968	1,982
[1]	Republic of Peru	5.875%	8/8/54	2,955	2,807
[1]	Republic of Peru	2.780%	12/1/60	3,362	1,771
[1]	Republic of Peru	3.600%	1/15/72	1,697	1,034
[1]	Republic of Peru	3.230%	7/28/21	1,727	907
[1]	Republic of Poland	5.500%	4/4/53	4,320	3,975
[1]	Republic of Poland	5.500%	3/18/54	6,050	5,557
	Republic of the Philippines	4.750%	3/5/35	1,100	1,040
	Republic of the Philippines	5.000%	1/13/37	2,300	2,215
	Republic of the Philippines	3.950%	1/20/40	3,514	2,914
	Republic of the Philippines	3.700%	3/1/41	3,060	2,428
	Republic of the Philippines	3.700%	2/2/42	3,745	2,942
	Republic of the Philippines	2.950%	5/5/45	2,305	1,539
	Republic of the Philippines	2.650%	12/10/45	2,522	1,589
	Republic of the Philippines	3.200%	7/6/46	3,905	2,702
	Republic of the Philippines	4.200%	3/29/47	1,900	1,535
	Republic of the Philippines	5.950%	10/13/47	1,165	1,203
	Republic of the Philippines	5.500%	1/17/48	2,028	1,965
	Republic of the Philippines	5.600%	5/14/49	1,810	1,771
	Republic of the Philippines	5.175%	9/5/49	1,455	1,344
[1]	State of Israel	4.500%	1/30/43	2,618	2,172
[1]	State of Israel	4.125%	1/17/48	1,765	1,336
[1]	State of Israel	3.375%	1/15/50	3,392	2,197
[1]	State of Israel	3.875%	7/3/50	3,425	2,416
[1]	State of Israel	5.750%	3/12/54	5,030	4,594
[1]	State of Israel	4.500%	4/3/20	1,363	947
[1]	United Mexican States	6.350%	2/9/35	4,687	4,575
[1]	United Mexican States	6.000%	5/7/36	6,646	6,248
	United Mexican States	6.050%	1/11/40	4,523	4,185
[1]	United Mexican States	4.280%	8/14/41	4,357	3,211
[1]	United Mexican States	4.750%	3/8/44	5,766	4,373
	United Mexican States	5.550%	1/21/45	4,692	4,060
	United Mexican States	4.600%	1/23/46	3,915	2,826
	United Mexican States	4.350%	1/15/47	1,949	1,357
	United Mexican States	4.600%	2/10/48	2,997	2,147
[1]	United Mexican States	4.500%	1/31/50	3,462	2,432
[1]	United Mexican States	5.000%	4/27/51	4,375	3,282
[1]	United Mexican States	4.400%	2/12/52	3,865	2,605
[1]	United Mexican States	6.338%	5/4/53	4,323	3,839
[1]	United Mexican States	6.400%	5/7/54	4,180	3,750
[1]	United Mexican States	3.771%	5/24/61	5,142	2,930
[1]	United Mexican States	5.750%	10/12/10	4,521	3,461
Total Sovereign Bonds (Cost $283,226)					229,385
Taxable Municipal Bonds (2.1%)
	Alabama Federal AID Highway Finance Authority SO Revenue	2.650%	9/1/37	750	584
	Alameda County CA Joint Powers Authority Lease Revenue	7.046%	12/1/44	575	645
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	6.449%	2/15/44	755	794
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	7.834%	2/15/41	395	466
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	8.084%	2/15/50	1,270	1,601
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.918%	4/1/40	330	367
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/49	2,185	2,309
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/50	1,330	1,525
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.907%	10/1/50	635	721
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	3.126%	4/1/55	750	491

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Broward County FL Airport System Revenue	3.477%	10/1/43	745	594
	California GO	4.600%	4/1/38	1,350	1,256
	California GO	7.550%	4/1/39	5,095	6,022
	California GO	7.300%	10/1/39	3,005	3,422
	California GO	7.350%	11/1/39	1,450	1,658
	California GO	7.625%	3/1/40	2,365	2,787
	California GO	7.600%	11/1/40	3,710	4,418
	California GO	5.200%	3/1/43	500	484
	California Health Facilities Financing Authority Revenue (Social Bonds-Federally Taxable)	4.353%	6/1/41	200	177
	California State Taxable Various Purpose GO	5.125%	3/1/38	1,200	1,174
	California State University Systemwide Revenue	3.899%	11/1/47	200	163
	California State University Systemwide Revenue	2.897%	11/1/51	650	450
	California State University Systemwide Revenue	2.975%	11/1/51	1,085	726
	California State University Systemwide Revenue	2.719%	11/1/52	725	476
	California State University Systemwide Revenue	2.939%	11/1/52	725	483
	California State University Systemwide Revenue	5.183%	11/1/53	300	287
	Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.491%	11/1/39	800	799
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue	3.204%	1/15/51	650	448
	Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	1,245	1,250
	Chicago IL O'Hare International Airport Revenue	6.395%	1/1/40	650	683
	Chicago IL O'Hare International Airport Revenue	4.472%	1/1/49	300	263
	Chicago IL O'Hare International Airport Revenue	4.572%	1/1/54	690	604
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	3,632	4,001
	Clark County NV Airport System Revenue	6.820%	7/1/45	800	891
	Commonwealth Financing Authority Pennsylvania Revenue	3.864%	6/1/38	1,000	889
	Commonwealth Financing Authority Pennsylvania Revenue	3.807%	6/1/41	975	813
	Commonwealth Financing Authority Pennsylvania Revenue	2.991%	6/1/42	670	494
	Dallas County TX Hospital District GO	5.621%	8/15/44	675	664
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	795	808
	Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	990	906
	Dallas TX Convention Center Hotel Development Corp. Hotel Revenue	7.088%	1/1/42	715	787
[5]	Dallas TX Independent School District GO	6.450%	2/15/35	1,495	1,510
	Dallas-Fort Worth TX International Airport Revenue	2.994%	11/1/38	955	784
	Dallas-Fort Worth TX International Airport Revenue	3.089%	11/1/40	625	480
	Dallas-Fort Worth TX International Airport Revenue	3.144%	11/1/45	575	429
	Dallas-Fort Worth TX International Airport Revenue	2.843%	11/1/46	625	439
	Dallas-Fort Worth TX International Airport Revenue	2.919%	11/1/50	800	555
	Dallas-Fort Worth TX International Airport Revenue	4.087%	11/1/51	600	497
	Dallas-Fort Worth TX International Airport Revenue	4.507%	11/1/51	400	347
	District of Columbia Water & Sewer Authority Public Utility Revenue	4.814%	10/1/14	715	613
	East Bay CA Municipal Utility District Water System Revenue	5.874%	6/1/40	850	873
	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	4.094%	1/15/49	1,165	927
[6]	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	3.924%	1/15/53	300	230
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	2,058	2,196
	Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	1,902	2,040
	Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/57	412	452
	Georgia Water & Wastewater Revenue	2.257%	11/1/35	500	399
	Golden State Tobacco Securitization Corp. California Revenue	3.487%	6/1/36	500	412
	Golden State Tobacco Securitization Corp. California Revenue	3.115%	6/1/38	1,000	798
	Golden State Tobacco Securitization Corp. California Revenue	3.714%	6/1/41	750	578
	Golden State Tobacco Securitization Corp. California Revenue	3.293%	6/1/42	800	602
	Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/46	780	725
	Golden State Tobacco Securitization Corp. California Revenue	4.214%	6/1/50	1,450	1,074
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.184%	10/1/42	875	854
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/52	2,000	1,388
	Houston TX GO	3.961%	3/1/47	1,135	955
	Idaho Energy Resources Authority Transmission Facilities Revenue (Bonneville Cooperation Project No.2)	2.861%	9/1/46	400	276
	Illinois GO	6.630%	2/1/35	1,371	1,421
	Indiana Finance Authority Revenue (Ohio River Bridges East End Crossing Project)	3.051%	1/1/51	900	646
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	4.532%	1/1/35	1,050	1,020
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	2.833%	1/1/38	700	556
	Kansas Development Finance Authority Revenue	4.927%	4/15/45	800	755
[7]	Kansas Development Finance Authority Revenue	2.774%	5/1/51	600	405
	Los Angeles CA Community College District GO	6.750%	8/1/49	1,040	1,157
[6]	Los Angeles CA Department of Airports International Revenue	4.242%	5/15/48	500	427
	Los Angeles CA Department of Water & Power Revenue	6.574%	7/1/45	975	1,057
	Los Angeles CA Department of Water & Power Revenue	6.603%	7/1/50	675	743
	Los Angeles County CA Public Works Financing Authority Lease Revenue	7.618%	8/1/40	525	611

Long-Term Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.475%	8/1/39	1,400	1,304
Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.198%	12/1/39	2,500	2,474
Louisville & Jefferson County KY Metropolitan Sewer District Sewer & Drainage System Revenue	6.250%	5/15/43	545	566
Maryland Economic Development Corp. Revenue	5.942%	5/31/57	575	585
Maryland Economic Development Corp. Revenue (Prince George's County Public Schools)	5.433%	5/31/56	636	611
Maryland Health & Higher Educational Facilities Authority Revenue	3.052%	7/1/40	750	552
Maryland Health & Higher Educational Facilities Authority Revenue	3.197%	7/1/50	575	389
Massachusetts GO	5.456%	12/1/39	1,485	1,477
Massachusetts GO	2.900%	9/1/49	580	393
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/39	1,005	1,019
Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.395%	10/15/40	960	777
Massachusetts Transportation Fund Revenue	5.731%	6/1/40	865	864
Metropolitan Government of Nashville & Davidson County TN Convention Center Authority Tourism Tax Revenue	6.731%	7/1/43	575	613
Metropolitan Transportation Authority NY Revenue	5.175%	11/15/49	80	69
Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue	7.462%	10/1/46	730	864
Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.280%	10/1/41	1,605	1,424
Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.384%	12/1/40	1,170	936
Michigan State University Revenue	4.165%	8/15/22	850	626
Michigan Strategic Fund Ltd. Obligation Revenue	3.225%	9/1/47	700	520
Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.229%	5/15/50	900	634
Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.652%	8/15/57	575	424
New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.561%	12/15/40	805	859
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	2,264	2,594
New Jersey Turnpike Authority Revenue	7.102%	1/1/41	3,210	3,585
New York City NY GO	4.610%	9/1/37	525	498
New York City NY GO	5.517%	10/1/37	775	769
New York City NY GO	6.271%	12/1/37	850	892
New York City NY GO	5.264%	10/1/44	525	511
New York City NY GO	5.094%	10/1/49	675	640
New York City NY GO	5.263%	10/1/52	300	291
New York City NY GO	5.828%	10/1/53	1,400	1,465
New York City NY GO	5.114%	10/1/54	750	710
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.750%	6/15/41	625	618
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.724%	6/15/42	530	521
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.952%	6/15/42	600	604
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	6.011%	6/15/42	530	537
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.440%	6/15/43	935	885
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.882%	6/15/44	985	977
New York City NY Transitional Finance Authority Future Tax Revenue	5.508%	8/1/37	700	690
New York City NY Transitional Finance Authority Future Tax Revenue	5.572%	11/1/38	850	844
New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.668%	11/15/39	740	789
New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.814%	11/15/40	440	472
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	1,310	1,531
New York State Dormitory Authority Revenue (Personal Income Tax)	5.628%	3/15/39	1,380	1,381
New York State Dormitory Authority Revenue (Personal Income Tax)	5.600%	3/15/40	770	764
New York State Thruway Authority General Revenue	2.900%	1/1/35	435	371
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.770%	3/15/39	935	944
North Texas Tollway Authority System Revenue	6.718%	1/1/49	1,360	1,511
Ohio State University General Receipts Revenue	4.910%	6/1/40	1,250	1,170
Ohio State University General Receipts Revenue	4.800%	6/1/11	872	742
Ohio Turnpike Commission Revenue	3.216%	2/15/48	975	708
Oklahoma Development Finance Authority Revenue	4.851%	2/1/45	600	567
Oklahoma Development Finance Authority Revenue	4.380%	11/1/45	1,000	910
Oklahoma Development Finance Authority Revenue	4.714%	5/1/52	1,140	1,038
Pennsylvania State University Revenue	2.790%	9/1/43	750	561
Pennsylvania State University Revenue	2.840%	9/1/50	780	524
Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	595	576
Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	675	690
Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	715	731
Port Authority of New York & New Jersey Revenue	4.960%	8/1/46	1,000	940
Port Authority of New York & New Jersey Revenue	5.310%	8/1/46	875	835
Port Authority of New York & New Jersey Revenue	4.031%	9/1/48	675	547
Port Authority of New York & New Jersey Revenue	3.139%	2/15/51	800	565
Port Authority of New York & New Jersey Revenue	4.926%	10/1/51	1,720	1,595
Port Authority of New York & New Jersey Revenue	5.072%	7/15/53	750	709
Port Authority of New York & New Jersey Revenue	3.175%	7/15/60	900	578
Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	3,770	3,167

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	1,050	943
	Port Authority of New York & New Jersey Revenue	3.287%	8/1/69	535	340
	Regional Transportation District of Colorado Sales Tax Revenue	5.844%	11/1/50	710	719
	Riverside CA Pension Obligation Taxable Revenue Bonds	3.857%	6/1/45	575	488
	Rutgers State University New Jersey Revenue	5.665%	5/1/40	660	656
	Rutgers State University New Jersey Revenue	3.270%	5/1/43	400	315
	Rutgers State University New Jersey Revenue	3.915%	5/1/19	455	309
	Sales Tax Securitization Corp. Illinois Revenue	3.587%	1/1/43	1,190	977
	Sales Tax Securitization Corp. Illinois Revenue	3.820%	1/1/48	550	435
	Sales Tax Securitization Corp. Illinois Revenue	4.787%	1/1/48	650	594
	Salt River Projects Arizona Agricultural Improvement & Power District Revenue	4.839%	1/1/41	945	873
	San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	750	776
	San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/41	550	550
	San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/42	750	691
	San Diego County CA Regional Transportation Commission Sales Tax Revenue	5.911%	4/1/48	590	599
	San Diego County CA Water Authority Revenue	6.138%	5/1/49	925	956
	San Francisco CA City & County Public Utilities Commission Water Revenue	6.950%	11/1/50	515	570
	South Carolina Public Service Authority Revenue	6.454%	1/1/50	800	852
	Texas GO	5.517%	4/1/39	2,165	2,164
	Texas Natural Gas Securitization Finance Corp. Revenue	5.102%	4/1/35	2,340	2,345
	Texas Natural Gas Securitization Finance Corp. Revenue	5.169%	4/1/41	3,300	3,250
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners)	3.922%	12/31/49	1,525	1,207
	Texas Transportation Commission GO	4.681%	4/1/40	450	416
[6]	Tucson City AZ COP	2.856%	7/1/47	625	443
	University of California Regents Medical Center Pooled Revenue	6.548%	5/15/48	1,075	1,155
	University of California Regents Medical Center Pooled Revenue	6.583%	5/15/49	675	725
	University of California Regents Medical Center Pooled Revenue	3.006%	5/15/50	1,425	931
	University of California Regents Medical Center Pooled Revenue	4.563%	5/15/53	1,375	1,184
	University of California Regents Medical Center Pooled Revenue	3.256%	5/15/60	1,560	1,006
	University of California Regents Medical Center Pooled Revenue	3.706%	5/15/20	565	354
	University of California Revenue	3.071%	5/15/51	1,000	660
	University of California Revenue	4.858%	5/15/12	1,440	1,197
	University of California Revenue	4.767%	5/15/15	800	652
	University of Michigan Revenue	2.437%	4/1/40	905	646
	University of Michigan Revenue	2.562%	4/1/50	500	308
	University of Michigan Revenue	3.504%	4/1/52	600	442
	University of Michigan Revenue	3.504%	4/1/52	500	368
	University of Michigan Revenue	4.454%	4/1/22	2,075	1,628
	University of Nebraska Student Fee Revenue	3.037%	10/1/49	775	546
[7]	University of Oregon Revenue	3.424%	3/1/60	650	451
	University of Pittsburgh Pennsylvania of the Commonwealth System of Higher Education Revenue	3.555%	9/15/19	675	425
	University of Texas Financing System Revenue	4.794%	8/15/46	1,075	1,007
	University of Texas Financing System Revenue	3.354%	8/15/47	800	594
	University of Texas Financing System Revenue	2.439%	8/15/49	600	358
	University of Texas Permanent University Fund Revenue	3.376%	7/1/47	690	518
	University of Texas Permanent University Fund Revenue	3.100%	7/1/49	1,000	727
	University of Virginia Revenue	2.256%	9/1/50	1,675	967
	University of Virginia Revenue	4.179%	9/1/17	875	655
	Wisconsin General Fund Annual Appropriation Revenue	3.954%	5/1/36	875	794
Total Taxable Municipal Bonds (Cost $196,912)					177,904

Long-Term Bond Index Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[8]	Vanguard Market Liquidity Fund (Cost $15,956)	4.466%	159,577	15,957
Total Investments (99.0%) (Cost $10,013,637)				8,206,279
Other Assets and Liabilities—Net (1.0%)				82,739
Net Assets (100%)				8,289,018
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2024, the aggregate value was $30,476,000, representing 0.4% of net assets.
4	Guaranteed by the Federal Republic of Germany.
5	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
6	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
7	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
8	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
COP—Certificate of Participation.
DAC—Designated Activity Company.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
SO—Special Obligation.
See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Bond Index Fund
Statement of Assets and Liabilities
As of December 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $9,997,681)	8,190,322
Affiliated Issuers (Cost $15,956)	15,957
Total Investments in Securities	8,206,279
Investment in Vanguard	233
Receivables for Investment Securities Sold	34,383
Receivables for Accrued Income	98,831
Receivables for Capital Shares Issued	1,248
Other Assets	9
Total Assets	8,340,983
Liabilities
Due to Custodian	547
Payables for Investment Securities Purchased	48,721
Payables for Capital Shares Redeemed	1,440
Payables for Distributions	1,083
Payables to Vanguard	174
Total Liabilities	51,965
Net Assets	8,289,018
At December 31, 2024, net assets consisted of:

Paid-in Capital	11,295,570
Total Distributable Earnings (Loss)	(3,006,552)
Net Assets	8,289,018

ETF Shares—Net Assets
Applicable to 79,200,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,419,140
Net Asset Value Per Share—ETF Shares	$68.42

Admiral™ Shares—Net Assets
Applicable to 166,263,120 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,728,081
Net Asset Value Per Share—Admiral Shares	$10.39

Institutional Shares—Net Assets
Applicable to 91,002,658 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	945,749
Net Asset Value Per Share—Institutional Shares	$10.39

Institutional Plus Shares—Net Assets
Applicable to 18,864,260 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	196,048
Net Asset Value Per Share—Institutional Plus Shares	$10.39
See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Bond Index Fund
Statement of Operations

Year Ended December 31, 2024
($000)
Investment Income
Income
Interest[1]	395,660
Total Income	395,660
Expenses
The Vanguard Group—Note B
Investment Advisory Services	166
Management and Administrative—ETF Shares	1,191
Management and Administrative—Admiral Shares	1,055
Management and Administrative—Institutional Shares	378
Management and Administrative—Institutional Plus Shares	125
Marketing and Distribution—ETF Shares	264
Marketing and Distribution—Admiral Shares	74
Marketing and Distribution—Institutional Shares	22
Marketing and Distribution—Institutional Plus Shares	5
Custodian Fees	81
Auditing Fees	41
Shareholders’ Reports and Proxy Fees—ETF Shares	639
Shareholders’ Reports and Proxy Fees—Admiral Shares	103
Shareholders’ Reports and Proxy Fees—Institutional Shares	4
Shareholders’ Reports and Proxy Fees—Institutional Plus Shares	1
Trustees’ Fees and Expenses	5
Other Expenses	23
Total Expenses	4,177
Net Investment Income	391,483
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	(450,054)
Futures Contracts	(110)
Swap Contracts	(85)
Realized Net Gain (Loss)	(450,249)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(344,949)
Futures Contracts	5
Change in Unrealized Appreciation (Depreciation)	(344,944)
Net Increase (Decrease) in Net Assets Resulting from Operations	(403,710)
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,458,000, ($3,000), and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes ($87,115,000) of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Bond Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	391,483	361,029
Realized Net Gain (Loss)	(450,249)	(455,925)
Change in Unrealized Appreciation (Depreciation)	(344,944)	669,944
Net Increase (Decrease) in Net Assets Resulting from Operations	(403,710)	575,048
Distributions
ETF Shares	(254,955)	(226,089)
Admiral Shares	(81,767)	(79,077)
Institutional Shares	(38,786)	(40,088)
Institutional Plus Shares	(16,131)	(15,253)
Total Distributions	(391,639)	(360,507)
Capital Share Transactions
ETF Shares	(284,346)	1,902,016
Admiral Shares	(60,605)	6,689
Institutional Shares	95,815	(68,159)
Institutional Plus Shares	(152,239)	8,508
Net Increase (Decrease) from Capital Share Transactions	(401,375)	1,849,054
Total Increase (Decrease)	(1,196,724)	2,063,595
Net Assets
Beginning of Period	9,485,742	7,422,147
End of Period	8,289,018	9,485,742
See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Bond Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$74.61	$72.35	$103.14	$109.58	$99.92
Investment Operations
Net Investment Income[1]	3.180	3.075	2.916	2.966	3.242
Net Realized and Unrealized Gain (Loss) on Investments	(6.165)[2]	2.216[2]	(30.687)[2]	(5.939)[2]	12.817
Total from Investment Operations	(2.985)	5.291	(27.771)	(2.973)	16.059
Distributions
Dividends from Net Investment Income	(3.205)	(3.031)	(2.915)	(2.955)	(3.236)
Distributions from Realized Capital Gains	—	—	(.104)	(.512)	(3.163)
Total Distributions	(3.205)	(3.031)	(3.019)	(3.467)	(6.399)
Net Asset Value, End of Period	$68.42	$74.61	$72.35	$103.14	$109.58
Total Return	-4.09%	7.53%	-27.20%	-2.63%	16.24%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,419	$6,237	$4,218	$6,271	$5,808
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%[3]	0.04%	0.05%
Ratio of Net Investment Income to Average Net Assets	4.44%	4.25%	3.54%	2.88%	2.96%
Portfolio Turnover Rate[4]	26%	25%	25%	30%	48%
1	Calculated based on average shares outstanding.
2	Includes increases from purchase fees of $.02, $.01, $.01, and $.02.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Bond Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$11.33	$10.99	$15.67	$16.65	$15.18
Investment Operations
Net Investment Income[1]	.480	.463	.439	.446	.490
Net Realized and Unrealized Gain (Loss) on Investments	(.941)	.339	(4.664)	(.902)	1.950
Total from Investment Operations	(.461)	.802	(4.225)	(.456)	2.440
Distributions
Dividends from Net Investment Income	(.479)	(.462)	(.439)	(.446)	(.490)
Distributions from Realized Capital Gains	—	—	(.016)	(.078)	(.480)
Total Distributions	(.479)	(.462)	(.455)	(.524)	(.970)
Net Asset Value, End of Period	$10.39	$11.33	$10.99	$15.67	$16.65
Total Return[2]	-4.16%	7.52%	-27.22%	-2.66%	16.23%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,728	$1,949	$1,884	$2,831	$3,267
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%[3]	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	4.41%	4.21%	3.52%	2.86%	2.95%
Portfolio Turnover Rate[4]	26%	25%	25%	30%	48%
1	Calculated based on average shares outstanding.
2	Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Bond Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$11.33	$10.99	$15.67	$16.65	$15.18
Investment Operations
Net Investment Income[1]	.482	.465	.442	.449	.494
Net Realized and Unrealized Gain (Loss) on Investments	(.940)	.340	(4.665)	(.902)	1.949
Total from Investment Operations	(.458)	.805	(4.223)	(.453)	2.443
Distributions
Dividends from Net Investment Income	(.482)	(.465)	(.441)	(.449)	(.493)
Distributions from Realized Capital Gains	—	—	(.016)	(.078)	(.480)
Total Distributions	(.482)	(.465)	(.457)	(.527)	(.973)
Net Asset Value, End of Period	$10.39	$11.33	$10.99	$15.67	$16.65
Total Return[2]	-4.13%	7.54%	-27.20%	-2.64%	16.25%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$946	$922	$963	$1,501	$1,649
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%[3]	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	4.44%	4.24%	3.53%	2.88%	2.98%
Portfolio Turnover Rate[4]	26%	25%	25%	30%	48%
1	Calculated based on average shares outstanding.
2	Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Bond Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$11.33	$10.99	$15.67	$16.65	$15.18
Investment Operations
Net Investment Income[1]	.483	.467	.442	.452	.498
Net Realized and Unrealized Gain (Loss) on Investments	(.940)	.339	(4.664)	(.903)	1.947
Total from Investment Operations	(.457)	.806	(4.222)	(.451)	2.445
Distributions
Dividends from Net Investment Income	(.483)	(.466)	(.442)	(.451)	(.495)
Distributions from Realized Capital Gains	—	—	(.016)	(.078)	(.480)
Total Distributions	(.483)	(.466)	(.458)	(.529)	(.975)
Net Asset Value, End of Period	$10.39	$11.33	$10.99	$15.67	$16.65
Total Return[2]	-4.12%	7.55%	-27.20%	-2.63%	16.26%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$196	$377	$357	$1,052	$1,362
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%[3]	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	4.44%	4.25%	3.50%	2.90%	3.02%
Portfolio Turnover Rate[4]	26%	25%	25%	30%	48%
1	Calculated based on average shares outstanding.
2	Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Bond Index Fund
Notes to Financial Statements
Vanguard Long-Term Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund offers four classes of shares: ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2024, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at December 31, 2024.
3. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Long-Term Bond Index Fund
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the year ended December 31, 2024, the fund's average amounts of investments in credit protection sold and credit protection purchased represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period. The fund had no open credit default swap contracts at December 31, 2024.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2024, the fund had contributed to Vanguard capital in the amount of $233,000, representing less than 0.01% of the fund’s net assets and 0.09% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Long-Term Bond Index Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of December 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	4,094,442	—	4,094,442
Corporate Bonds	—	3,688,591	—	3,688,591
Sovereign Bonds	—	229,385	—	229,385
Taxable Municipal Bonds	—	177,904	—	177,904
Temporary Cash Investments	15,957	—	—	15,957
Total	15,957	8,190,322	—	8,206,279
D.  Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended December 31, 2024, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	(110)	—	(110)
Swap Contracts	—	(85)	(85)
Realized Net Gain (Loss) on Derivatives	(110)	(85)	(195)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	5	—	5
Change in Unrealized Appreciation (Depreciation) on Derivatives	5	—	5
E.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions and swap agreements were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	(88,592)
Total Distributable Earnings (Loss)	88,592
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	728
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(1,849,798)
Capital Loss Carryforwards	(1,157,482)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	(3,006,552)

Long-Term Bond Index Fund
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	391,639	360,507
Long-Term Capital Gains	—	—
Total	391,639	360,507
*	Includes short-term capital gains, if any.
As of December 31, 2024, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	10,056,077
Gross Unrealized Appreciation	14,197
Gross Unrealized Depreciation	(1,863,995)
Net Unrealized Appreciation (Depreciation)	(1,849,798)
F.  During the year ended December 31, 2024, the fund purchased $711,864,000 of investment securities and sold $1,029,320,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $1,550,300,000 and $1,338,281,000, respectively. In addition, the fund purchased and sold investment securities of $1,585,876,000 and $1,865,367,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2024, such purchases were $0 and sales were $5,631,000, resulting in net realized gain of $532,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.  Capital share transactions for each class of shares were:
	Year Ended December 31,
	2024		2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued[1]	1,611,901	22,200	2,648,183	35,700
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,896,247)	(26,600)	(746,167)	(10,400)
Net Increase (Decrease)—ETF Shares	(284,346)	(4,400)	1,902,016	25,300
Admiral Shares
Issued[1]	232,853	21,249	226,113	20,674
Issued in Lieu of Cash Distributions	70,430	6,506	68,335	6,226
Redeemed	(363,888)	(33,567)	(287,759)	(26,276)
Net Increase (Decrease)—Admiral Shares	(60,605)	(5,812)	6,689	624
Institutional Shares
Issued[1]	354,809	33,119	97,764	8,964
Issued in Lieu of Cash Distributions	36,681	3,389	38,701	3,528
Redeemed	(295,675)	(26,869)	(204,624)	(18,789)
Net Increase (Decrease)—Institutional Shares	95,815	9,639	(68,159)	(6,297)
Institutional Plus Shares
Issued[1]	32,149	3,024	10,042	932
Issued in Lieu of Cash Distributions	15,667	1,445	15,253	1,391
Redeemed	(200,055)	(18,901)	(16,787)	(1,489)
Net Increase (Decrease)—Institutional Plus Shares	(152,239)	(14,432)	8,508	834
1	Includes purchase fees for fiscal 2024 and 2023 of $2,368,000 and $1,599,000, respectively (fund totals).
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.

Long-Term Bond Index Fund
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Bond Index Funds and Shareholders of Vanguard Short-Term Bond Index Fund, Vanguard Intermediate-Term Bond Index Fund and Vanguard Long-Term Bond Index Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vanguard Short-Term Bond Index Fund, Vanguard Intermediate-Term Bond Index Fund and Vanguard Long-Term Bond Index Fund (three of the funds constituting Vanguard Bond Index Funds, hereafter collectively referred to as the "Funds") as of December 31, 2024, the related statements of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2024 and each of the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 20, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
The following amounts for the fiscal year, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as interest earned from obligations of the U.S. government which is generally exempt from state income tax.
Fund	($000)
Short-Term Bond Index Fund	1,285,906
Intermediate-Term Bond Index Fund	736,167
Long-Term Bond Index Fund	163,861
The following percentages, or if subsequently determined to be different, the maximum percentages allowable by law, are hereby designated as ordinary income dividends eligible to be treated as interest income for purposes of section 163(j) and the regulations thereunder for the fiscal year.
Fund	Percentage
Short-Term Bond Index Fund	100.0%
Intermediate-Term Bond Index Fund	100.0
Long-Term Bond Index Fund	100.0
The following percentages, or if subsequently determined to be different, the maximum percentages allowable by law, are hereby designated as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident alien shareholders.
Fund	Percentage
Short-Term Bond Index Fund	89.8%
Intermediate-Term Bond Index Fund	89.0
Long-Term Bond Index Fund	91.0

Q3140 022025

Financial Statements
For the year ended December 31, 2024
Vanguard Total Bond Market Index Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	158
Tax information	159

Total Bond Market Index Fund
Financial Statements
Schedule of Investments
As of December 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (67.4%)
U.S. Government Securities (46.9%)
	United States Treasury Note/Bond	0.375%	1/31/26	825,485	791,950
	United States Treasury Note/Bond	4.250%	1/31/26	442,062	442,062
	United States Treasury Note/Bond	1.625%	2/15/26	649,502	630,930
	United States Treasury Note/Bond	4.000%	2/15/26	505,410	504,067
	United States Treasury Note/Bond	0.500%	2/28/26	455,614	436,464
	United States Treasury Note/Bond	4.625%	2/28/26	1,345,760	1,351,227
	United States Treasury Note/Bond	4.625%	3/15/26	452,983	454,894
	United States Treasury Note/Bond	0.750%	3/31/26	816,960	782,494
	United States Treasury Note/Bond	2.250%	3/31/26	273,185	266,526
	United States Treasury Note/Bond	4.500%	3/31/26	868,163	870,605
	United States Treasury Note/Bond	3.750%	4/15/26	491,552	488,403
	United States Treasury Note/Bond	0.750%	4/30/26	1,400,442	1,337,641
	United States Treasury Note/Bond	2.375%	4/30/26	338,330	330,136
	United States Treasury Note/Bond	4.875%	4/30/26	831,930	838,429
	United States Treasury Note/Bond	1.625%	5/15/26	896,794	865,547
	United States Treasury Note/Bond	3.625%	5/15/26	541,902	537,414
	United States Treasury Note/Bond	0.750%	5/31/26	1,062,175	1,011,556
	United States Treasury Note/Bond	2.125%	5/31/26	322,175	312,812
	United States Treasury Note/Bond	4.875%	5/31/26	1,195,129	1,205,027
	United States Treasury Note/Bond	4.125%	6/15/26	383,123	382,465
	United States Treasury Note/Bond	0.875%	6/30/26	672,039	639,487
	United States Treasury Note/Bond	1.875%	6/30/26	323,845	312,814
	United States Treasury Note/Bond	4.625%	6/30/26	861,682	866,394
	United States Treasury Note/Bond	4.500%	7/15/26	726,676	729,287
	United States Treasury Note/Bond	0.625%	7/31/26	699,509	661,036
	United States Treasury Note/Bond	1.875%	7/31/26	302,795	291,913
	United States Treasury Note/Bond	4.375%	7/31/26	1,010,701	1,012,596
	United States Treasury Note/Bond	1.500%	8/15/26	697,414	667,556
	United States Treasury Note/Bond	4.375%	8/15/26	487,871	488,786
	United States Treasury Note/Bond	6.750%	8/15/26	32,360	33,538
	United States Treasury Note/Bond	0.750%	8/31/26	832,664	786,347
	United States Treasury Note/Bond	1.375%	8/31/26	325,567	310,713
	United States Treasury Note/Bond	3.750%	8/31/26	592,136	587,602
	United States Treasury Note/Bond	4.625%	9/15/26	520,960	524,053
	United States Treasury Note/Bond	0.875%	9/30/26	614,200	579,651
	United States Treasury Note/Bond	1.625%	9/30/26	229,185	219,194
	United States Treasury Note/Bond	3.500%	9/30/26	920,372	909,011
	United States Treasury Note/Bond	4.625%	10/15/26	513,234	516,442
	United States Treasury Note/Bond	1.125%	10/31/26	596,012	563,511
	United States Treasury Note/Bond	1.625%	10/31/26	341,660	326,072
	United States Treasury Note/Bond	4.125%	10/31/26	1,399,194	1,396,352
	United States Treasury Note/Bond	2.000%	11/15/26	372,646	357,624
	United States Treasury Note/Bond	4.625%	11/15/26	677,065	681,508
	United States Treasury Note/Bond	6.500%	11/15/26	50,779	52,897
	United States Treasury Note/Bond	1.250%	11/30/26	770,100	728,105
	United States Treasury Note/Bond	1.625%	11/30/26	294,060	280,000
[1]	United States Treasury Note/Bond	4.250%	11/30/26	2,439,184	2,439,184
	United States Treasury Note/Bond	4.375%	12/15/26	484,751	485,963
	United States Treasury Note/Bond	1.250%	12/31/26	703,755	663,729
	United States Treasury Note/Bond	1.750%	12/31/26	389,629	371,243
	United States Treasury Note/Bond	4.000%	1/15/27	621,128	618,119
	United States Treasury Note/Bond	1.500%	1/31/27	1,007,674	952,882
	United States Treasury Note/Bond	2.250%	2/15/27	599,105	574,953
	United States Treasury Note/Bond	4.125%	2/15/27	536,161	534,737
	United States Treasury Note/Bond	6.625%	2/15/27	35,785	37,524
	United States Treasury Note/Bond	1.125%	2/28/27	98,100	91,831
	United States Treasury Note/Bond	1.875%	2/28/27	660,415	628,323
	United States Treasury Note/Bond	4.250%	3/15/27	871,180	871,180
	United States Treasury Note/Bond	0.625%	3/31/27	138,794	128,146
	United States Treasury Note/Bond	2.500%	3/31/27	633,578	610,116
1

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	4.500%	4/15/27	681,939	685,455
[1]	United States Treasury Note/Bond	0.500%	4/30/27	457,923	420,073
	United States Treasury Note/Bond	2.750%	4/30/27	628,130	607,323
	United States Treasury Note/Bond	2.375%	5/15/27	741,704	710,297
	United States Treasury Note/Bond	4.500%	5/15/27	824,602	828,854
	United States Treasury Note/Bond	0.500%	5/31/27	637,670	583,070
	United States Treasury Note/Bond	2.625%	5/31/27	659,450	634,927
	United States Treasury Note/Bond	4.625%	6/15/27	427,362	431,035
	United States Treasury Note/Bond	0.500%	6/30/27	481,700	439,175
	United States Treasury Note/Bond	3.250%	6/30/27	543,980	531,315
	United States Treasury Note/Bond	4.375%	7/15/27	447,255	448,513
	United States Treasury Note/Bond	0.375%	7/31/27	689,234	624,188
	United States Treasury Note/Bond	2.750%	7/31/27	1,006,702	969,737
	United States Treasury Note/Bond	2.250%	8/15/27	510,174	484,904
	United States Treasury Note/Bond	3.750%	8/15/27	471,457	465,564
	United States Treasury Note/Bond	6.375%	8/15/27	33,585	35,238
	United States Treasury Note/Bond	0.500%	8/31/27	644,910	584,248
	United States Treasury Note/Bond	3.125%	8/31/27	577,464	560,952
	United States Treasury Note/Bond	3.375%	9/15/27	718,428	702,151
	United States Treasury Note/Bond	0.375%	9/30/27	804,577	723,994
	United States Treasury Note/Bond	4.125%	9/30/27	530,129	528,141
	United States Treasury Note/Bond	3.875%	10/15/27	758,633	750,810
	United States Treasury Note/Bond	0.500%	10/31/27	601,852	541,667
	United States Treasury Note/Bond	4.125%	10/31/27	498,878	497,007
	United States Treasury Note/Bond	2.250%	11/15/27	758,959	717,572
	United States Treasury Note/Bond	4.125%	11/15/27	1,090,870	1,086,438
	United States Treasury Note/Bond	0.625%	11/30/27	734,020	661,077
	United States Treasury Note/Bond	3.875%	11/30/27	861,844	852,283
	United States Treasury Note/Bond	4.000%	12/15/27	287,845	285,686
	United States Treasury Note/Bond	0.625%	12/31/27	653,185	586,642
	United States Treasury Note/Bond	3.875%	12/31/27	540,577	534,580
	United States Treasury Note/Bond	0.750%	1/31/28	801,552	720,144
	United States Treasury Note/Bond	3.500%	1/31/28	700,134	684,272
	United States Treasury Note/Bond	2.750%	2/15/28	707,756	675,907
	United States Treasury Note/Bond	1.125%	2/29/28	686,030	622,358
	United States Treasury Note/Bond	4.000%	2/29/28	404,119	400,583
	United States Treasury Note/Bond	1.250%	3/31/28	632,945	574,892
	United States Treasury Note/Bond	3.625%	3/31/28	681,765	667,917
	United States Treasury Note/Bond	1.250%	4/30/28	1,090,953	987,994
	United States Treasury Note/Bond	3.500%	4/30/28	462,526	450,963
	United States Treasury Note/Bond	2.875%	5/15/28	761,736	727,696
	United States Treasury Note/Bond	1.250%	5/31/28	865,900	782,151
	United States Treasury Note/Bond	3.625%	5/31/28	741,465	725,245
	United States Treasury Note/Bond	1.250%	6/30/28	666,983	601,118
	United States Treasury Note/Bond	4.000%	6/30/28	352,536	348,956
[1]	United States Treasury Note/Bond	1.000%	7/31/28	794,506	707,359
	United States Treasury Note/Bond	4.125%	7/31/28	406,071	403,343
	United States Treasury Note/Bond	2.875%	8/15/28	1,093,909	1,040,752
	United States Treasury Note/Bond	5.500%	8/15/28	55,365	57,571
	United States Treasury Note/Bond	1.125%	8/31/28	784,274	699,597
	United States Treasury Note/Bond	4.375%	8/31/28	526,648	527,224
	United States Treasury Note/Bond	1.250%	9/30/28	712,115	636,453
	United States Treasury Note/Bond	4.625%	9/30/28	625,504	631,564
	United States Treasury Note/Bond	1.375%	10/31/28	682,850	611,791
	United States Treasury Note/Bond	4.875%	10/31/28	605,772	616,752
	United States Treasury Note/Bond	3.125%	11/15/28	817,900	782,628
	United States Treasury Note/Bond	5.250%	11/15/28	45,485	46,807
	United States Treasury Note/Bond	1.500%	11/30/28	740,490	665,168
	United States Treasury Note/Bond	4.375%	11/30/28	881,680	882,369
	United States Treasury Note/Bond	1.375%	12/31/28	683,301	609,419
	United States Treasury Note/Bond	3.750%	12/31/28	689,438	674,141
	United States Treasury Note/Bond	1.750%	1/31/29	681,906	615,846
	United States Treasury Note/Bond	4.000%	1/31/29	730,217	720,405
	United States Treasury Note/Bond	2.625%	2/15/29	798,322	746,431
	United States Treasury Note/Bond	5.250%	2/15/29	52,478	54,298
	United States Treasury Note/Bond	1.875%	2/28/29	649,645	588,538
	United States Treasury Note/Bond	4.250%	2/28/29	792,457	788,990
	United States Treasury Note/Bond	2.375%	3/31/29	647,600	597,816
	United States Treasury Note/Bond	4.125%	3/31/29	797,691	790,213
	United States Treasury Note/Bond	2.875%	4/30/29	624,328	587,746
2

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	4.625%	4/30/29	709,345	716,438
	United States Treasury Note/Bond	2.375%	5/15/29	791,063	729,261
	United States Treasury Note/Bond	2.750%	5/31/29	622,985	582,588
	United States Treasury Note/Bond	4.500%	5/31/29	805,580	809,734
	United States Treasury Note/Bond	3.250%	6/30/29	657,743	627,733
	United States Treasury Note/Bond	4.250%	6/30/29	783,809	779,767
	United States Treasury Note/Bond	2.625%	7/31/29	744,259	690,533
	United States Treasury Note/Bond	4.000%	7/31/29	523,112	515,102
	United States Treasury Note/Bond	1.625%	8/15/29	587,928	521,970
	United States Treasury Note/Bond	6.125%	8/15/29	59,381	63,547
	United States Treasury Note/Bond	3.125%	8/31/29	239,729	227,143
	United States Treasury Note/Bond	3.625%	8/31/29	552,082	534,829
	United States Treasury Note/Bond	3.500%	9/30/29	861,719	829,539
	United States Treasury Note/Bond	3.875%	9/30/29	476,877	466,594
	United States Treasury Note/Bond	4.000%	10/31/29	427,175	420,100
	United States Treasury Note/Bond	4.125%	10/31/29	816,875	807,813
	United States Treasury Note/Bond	1.750%	11/15/29	373,612	331,347
	United States Treasury Note/Bond	3.875%	11/30/29	524,670	513,029
	United States Treasury Note/Bond	4.125%	11/30/29	628,102	621,232
	United States Treasury Note/Bond	3.875%	12/31/29	460,514	450,009
	United States Treasury Note/Bond	4.375%	12/31/29	469,700	469,627
	United States Treasury Note/Bond	3.500%	1/31/30	443,495	425,617
	United States Treasury Note/Bond	1.500%	2/15/30	516,259	448,339
	United States Treasury Note/Bond	4.000%	2/28/30	511,995	502,715
	United States Treasury Note/Bond	3.625%	3/31/30	387,860	373,861
	United States Treasury Note/Bond	3.500%	4/30/30	400,915	383,813
	United States Treasury Note/Bond	0.625%	5/15/30	1,166,867	957,743
	United States Treasury Note/Bond	6.250%	5/15/30	47,443	51,476
	United States Treasury Note/Bond	3.750%	5/31/30	714,821	692,036
	United States Treasury Note/Bond	3.750%	6/30/30	440,635	426,383
	United States Treasury Note/Bond	4.000%	7/31/30	393,132	385,024
[1]	United States Treasury Note/Bond	0.625%	8/15/30	1,445,659	1,174,598
	United States Treasury Note/Bond	4.125%	8/31/30	487,455	480,143
	United States Treasury Note/Bond	4.625%	9/30/30	488,561	493,294
	United States Treasury Note/Bond	4.875%	10/31/30	432,445	442,175
	United States Treasury Note/Bond	0.875%	11/15/30	1,397,599	1,143,847
	United States Treasury Note/Bond	4.375%	11/30/30	473,200	471,647
	United States Treasury Note/Bond	3.750%	12/31/30	509,805	491,325
	United States Treasury Note/Bond	4.000%	1/31/31	572,774	559,171
	United States Treasury Note/Bond	1.125%	2/15/31	1,365,326	1,126,821
	United States Treasury Note/Bond	5.375%	2/15/31	295,202	308,670
	United States Treasury Note/Bond	4.250%	2/28/31	544,474	538,519
	United States Treasury Note/Bond	4.125%	3/31/31	549,942	540,146
	United States Treasury Note/Bond	4.625%	4/30/31	574,360	579,475
	United States Treasury Note/Bond	1.625%	5/15/31	1,346,397	1,136,233
	United States Treasury Note/Bond	4.625%	5/31/31	510,019	514,482
	United States Treasury Note/Bond	4.250%	6/30/31	521,396	515,041
	United States Treasury Note/Bond	4.125%	7/31/31	631,937	619,594
[1]	United States Treasury Note/Bond	1.250%	8/15/31	1,493,140	1,218,776
	United States Treasury Note/Bond	3.750%	8/31/31	723,179	693,122
	United States Treasury Note/Bond	3.625%	9/30/31	524,959	499,121
	United States Treasury Note/Bond	4.125%	10/31/31	557,720	546,217
	United States Treasury Note/Bond	1.375%	11/15/31	1,749,624	1,430,317
	United States Treasury Note/Bond	4.125%	11/30/31	542,219	530,866
	United States Treasury Note/Bond	4.500%	12/31/31	793,450	794,442
[1]	United States Treasury Note/Bond	1.875%	2/15/32	1,655,587	1,393,280
	United States Treasury Note/Bond	2.875%	5/15/32	1,345,406	1,209,183
	United States Treasury Note/Bond	2.750%	8/15/32	1,401,995	1,244,052
	United States Treasury Note/Bond	4.125%	11/15/32	1,223,692	1,194,056
	United States Treasury Note/Bond	3.500%	2/15/33	1,268,228	1,180,245
[1]	United States Treasury Note/Bond	3.375%	5/15/33	1,317,601	1,211,369
[1]	United States Treasury Note/Bond	3.875%	8/15/33	1,501,599	1,429,804
[1]	United States Treasury Note/Bond	4.500%	11/15/33	1,443,413	1,437,549
	United States Treasury Note/Bond	4.000%	2/15/34	1,490,308	1,427,668
	United States Treasury Note/Bond	4.375%	5/15/34	1,496,850	1,474,865
	United States Treasury Note/Bond	3.875%	8/15/34	1,452,216	1,374,159
	United States Treasury Note/Bond	4.250%	11/15/34	1,017,861	991,937
	United States Treasury Note/Bond	4.500%	2/15/36	232,158	231,723
	United States Treasury Note/Bond	4.750%	2/15/37	39,225	39,764
	United States Treasury Note/Bond	5.000%	5/15/37	60,925	63,076
3

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	4.375%	2/15/38	144,063	140,079
	United States Treasury Note/Bond	4.500%	5/15/38	171,012	168,367
	United States Treasury Note/Bond	3.500%	2/15/39	147,391	129,128
	United States Treasury Note/Bond	4.250%	5/15/39	128,544	121,996
	United States Treasury Note/Bond	4.500%	8/15/39	122,972	119,667
	United States Treasury Note/Bond	4.375%	11/15/39	210,599	201,879
	United States Treasury Note/Bond	4.625%	2/15/40	205,527	202,316
	United States Treasury Note/Bond	1.125%	5/15/40	443,276	266,658
	United States Treasury Note/Bond	4.375%	5/15/40	336,181	321,631
	United States Treasury Note/Bond	1.125%	8/15/40	606,205	361,450
	United States Treasury Note/Bond	3.875%	8/15/40	211,862	190,709
	United States Treasury Note/Bond	1.375%	11/15/40	691,449	427,834
	United States Treasury Note/Bond	4.250%	11/15/40	160,292	150,674
	United States Treasury Note/Bond	1.875%	2/15/41	933,342	624,902
	United States Treasury Note/Bond	4.750%	2/15/41	30,880	30,745
	United States Treasury Note/Bond	2.250%	5/15/41	810,599	575,019
	United States Treasury Note/Bond	1.750%	8/15/41	892,415	577,560
	United States Treasury Note/Bond	3.750%	8/15/41	100,545	88,448
	United States Treasury Note/Bond	2.000%	11/15/41	791,620	531,622
	United States Treasury Note/Bond	3.125%	11/15/41	96,254	77,424
	United States Treasury Note/Bond	2.375%	2/15/42	565,868	402,739
	United States Treasury Note/Bond	3.125%	2/15/42	178,642	143,304
	United States Treasury Note/Bond	3.000%	5/15/42	163,799	128,480
	United States Treasury Note/Bond	3.250%	5/15/42	506,894	412,327
	United States Treasury Note/Bond	2.750%	8/15/42	268,969	201,979
	United States Treasury Note/Bond	3.375%	8/15/42	433,618	357,870
	United States Treasury Note/Bond	2.750%	11/15/42	283,400	211,664
	United States Treasury Note/Bond	4.000%	11/15/42	483,246	434,846
	United States Treasury Note/Bond	3.125%	2/15/43	306,658	242,164
[1]	United States Treasury Note/Bond	3.875%	2/15/43	469,209	414,077
	United States Treasury Note/Bond	2.875%	5/15/43	327,885	248,270
	United States Treasury Note/Bond	3.875%	5/15/43	449,766	396,075
	United States Treasury Note/Bond	3.625%	8/15/43	306,820	259,934
	United States Treasury Note/Bond	4.375%	8/15/43	478,354	450,325
	United States Treasury Note/Bond	3.750%	11/15/43	352,191	303,214
	United States Treasury Note/Bond	4.750%	11/15/43	477,734	471,912
	United States Treasury Note/Bond	3.625%	2/15/44	336,062	283,447
	United States Treasury Note/Bond	4.500%	2/15/44	478,820	457,273
	United States Treasury Note/Bond	3.375%	5/15/44	333,936	270,593
	United States Treasury Note/Bond	4.625%	5/15/44	444,042	430,721
	United States Treasury Note/Bond	3.125%	8/15/44	422,760	328,167
	United States Treasury Note/Bond	4.125%	8/15/44	356,992	323,301
	United States Treasury Note/Bond	3.000%	11/15/44	366,722	278,365
	United States Treasury Note/Bond	4.625%	11/15/44	461,720	447,868
	United States Treasury Note/Bond	2.500%	2/15/45	438,426	304,158
	United States Treasury Note/Bond	3.000%	5/15/45	281,052	212,370
	United States Treasury Note/Bond	2.875%	8/15/45	307,303	226,636
	United States Treasury Note/Bond	3.000%	11/15/45	178,075	133,890
	United States Treasury Note/Bond	2.500%	2/15/46	312,905	213,851
	United States Treasury Note/Bond	2.500%	5/15/46	416,785	283,739
	United States Treasury Note/Bond	2.250%	8/15/46	311,004	200,792
	United States Treasury Note/Bond	2.875%	11/15/46	334,022	242,688
	United States Treasury Note/Bond	3.000%	2/15/47	462,950	343,162
	United States Treasury Note/Bond	3.000%	5/15/47	270,609	200,081
	United States Treasury Note/Bond	2.750%	8/15/47	411,833	289,699
	United States Treasury Note/Bond	2.750%	11/15/47	418,769	293,923
	United States Treasury Note/Bond	3.000%	2/15/48	525,706	385,737
	United States Treasury Note/Bond	3.125%	5/15/48	558,934	418,851
	United States Treasury Note/Bond	3.000%	8/15/48	596,922	436,126
	United States Treasury Note/Bond	3.375%	11/15/48	591,152	461,930
	United States Treasury Note/Bond	3.000%	2/15/49	593,331	431,834
	United States Treasury Note/Bond	2.875%	5/15/49	600,875	426,246
	United States Treasury Note/Bond	2.250%	8/15/49	481,754	298,461
	United States Treasury Note/Bond	2.375%	11/15/49	503,261	319,964
	United States Treasury Note/Bond	2.000%	2/15/50	688,385	399,909
	United States Treasury Note/Bond	1.250%	5/15/50	640,505	303,840
	United States Treasury Note/Bond	1.375%	8/15/50	898,339	438,221
	United States Treasury Note/Bond	1.625%	11/15/50	811,967	423,619
	United States Treasury Note/Bond	1.875%	2/15/51	947,230	527,193
	United States Treasury Note/Bond	2.375%	5/15/51	993,693	625,406
4

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	2.000%	8/15/51	987,676	564,519
	United States Treasury Note/Bond	1.875%	11/15/51	937,553	517,412
	United States Treasury Note/Bond	2.250%	2/15/52	912,137	553,411
	United States Treasury Note/Bond	2.875%	5/15/52	817,247	571,818
	United States Treasury Note/Bond	3.000%	8/15/52	795,345	571,157
	United States Treasury Note/Bond	4.000%	11/15/52	683,084	595,564
	United States Treasury Note/Bond	3.625%	2/15/53	816,681	664,064
	United States Treasury Note/Bond	3.625%	5/15/53	828,859	674,614
	United States Treasury Note/Bond	4.125%	8/15/53	808,310	720,785
	United States Treasury Note/Bond	4.750%	11/15/53	607,268	601,290
	United States Treasury Note/Bond	4.250%	2/15/54	1,147,148	1,047,669
	United States Treasury Note/Bond	4.625%	5/15/54	825,574	803,258
	United States Treasury Note/Bond	4.250%	8/15/54	836,514	765,149
	United States Treasury Note/Bond	4.500%	11/15/54	728,515	695,504
					160,438,678
Agency Bonds and Notes (0.8%)
[2,3]	AID-Israel	5.500%	9/18/33	10,195	10,617
	Federal Farm Credit Banks	4.000%	1/13/26	11,000	10,969
	Federal Farm Credit Banks	3.875%	2/2/26	7,890	7,856
	Federal Farm Credit Banks	4.625%	3/5/26	3,590	3,604
	Federal Farm Credit Banks	4.750%	3/9/26	9,915	9,968
	Federal Farm Credit Banks	4.750%	5/8/26	10,825	10,889
	Federal Farm Credit Banks	4.375%	6/23/26	54,773	54,839
	Federal Farm Credit Banks	4.500%	8/14/26	32,860	32,959
	Federal Farm Credit Banks	4.875%	8/28/26	5,806	5,858
	Federal Farm Credit Banks	3.875%	10/16/26	3,079	3,056
	Federal Farm Credit Banks	4.750%	5/6/27	16,716	16,862
	Federal Farm Credit Banks	4.500%	5/20/27	17,097	17,153
	Federal Farm Credit Banks	4.000%	8/6/27	22,756	22,555
	Federal Farm Credit Banks	3.750%	8/16/27	13,201	13,002
	Federal Farm Credit Banks	4.500%	6/7/28	12,705	12,733
	Federal Farm Credit Banks	4.500%	9/22/28	500	501
	Federal Farm Credit Banks	4.250%	12/15/28	6,248	6,206
	Federal Farm Credit Banks	4.125%	3/20/29	16,570	16,371
	Federal Farm Credit Banks	4.750%	4/30/29	7,570	7,661
	Federal Farm Credit Banks	3.500%	9/10/29	4,989	4,788
[2]	Federal Farm Credit Banks	5.680%	8/12/33	250	249
[2]	Federal Home Loan Banks	0.750%	2/24/26	4,150	3,986
[2]	Federal Home Loan Banks	0.960%	3/5/26	230	221
[2]	Federal Home Loan Banks	1.000%	3/23/26	34	33
	Federal Home Loan Banks	0.875%	6/12/26	2,000	1,905
	Federal Home Loan Banks	4.375%	6/12/26	14,345	14,362
	Federal Home Loan Banks	3.625%	9/4/26	11,300	11,176
	Federal Home Loan Banks	4.625%	9/11/26	3,780	3,799
	Federal Home Loan Banks	4.000%	10/9/26	9,450	9,400
	Federal Home Loan Banks	4.625%	11/17/26	48,605	48,883
	Federal Home Loan Banks	1.250%	12/21/26	98,265	92,624
	Federal Home Loan Banks	4.125%	1/15/27	30,170	30,049
[2]	Federal Home Loan Banks	2.010%	2/17/27	450	428
[2]	Federal Home Loan Banks	0.900%	2/26/27	460	427
	Federal Home Loan Banks	4.750%	4/9/27	34,305	34,602
	Federal Home Loan Banks	3.250%	6/9/28	7,175	6,908
	Federal Home Loan Banks	4.000%	6/30/28	87,150	86,009
	Federal Home Loan Banks	3.250%	11/16/28	388,020	372,432
	Federal Home Loan Banks	4.750%	12/8/28	2,660	2,690
	Federal Home Loan Banks	4.750%	3/10/34	9,680	9,656
	Federal Home Loan Banks	5.625%	3/14/36	40	42
	Federal Home Loan Banks	5.500%	7/15/36	56,545	59,952
[2,4]	Federal Home Loan Mortgage Corp.	0.700%	12/23/25	80	77
[2,4]	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	191,931	210,389
[4]	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	97,319	108,474
[4]	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	17,879	19,724
[4]	Federal National Mortgage Assn.	2.125%	4/24/26	106,990	104,066
[4]	Federal National Mortgage Assn.	1.875%	9/24/26	90,350	86,720
[2,4]	Federal National Mortgage Assn.	5.050%	2/12/27	500	500
[4]	Federal National Mortgage Assn.	0.750%	10/8/27	279,770	253,625
[2,4]	Federal National Mortgage Assn.	5.250%	8/21/28	1,000	1,001
[4]	Federal National Mortgage Assn.	6.250%	5/15/29	42,514	45,540
[4]	Federal National Mortgage Assn.	7.125%	1/15/30	31,679	35,375
5

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Federal National Mortgage Assn.	7.250%	5/15/30	76,687	86,568
[4]	Federal National Mortgage Assn.	0.875%	8/5/30	298,665	245,676
[4]	Federal National Mortgage Assn.	6.625%	11/15/30	33,570	37,097
[4]	Federal National Mortgage Assn.	5.625%	7/15/37	12,835	13,745
[2]	Private Export Funding Corp.	3.900%	10/15/27	4,900	4,814
[2]	Private Export Funding Corp.	1.400%	7/15/28	11,650	10,444
[2]	Private Export Funding Corp.	4.300%	12/15/28	5,750	5,679
[2]	Private Export Funding Corp.	3.650%	3/15/30	4,650	4,448
[2]	Private Export Funding Corp.	4.600%	2/15/34	5,425	5,340
[2]	Resolution Funding Corp.	8.625%	1/15/30	110	129
[2]	Tennessee Valley Authority	2.875%	2/1/27	35,520	34,465
	Tennessee Valley Authority	3.875%	3/15/28	42,205	41,500
	Tennessee Valley Authority	7.125%	5/1/30	28,955	32,347
	Tennessee Valley Authority	1.500%	9/15/31	14,225	11,685
[2]	Tennessee Valley Authority	4.700%	7/15/33	7,950	7,921
	Tennessee Valley Authority	4.375%	8/1/34	11,243	10,877
	Tennessee Valley Authority	4.650%	6/15/35	15,509	15,315
	Tennessee Valley Authority	5.880%	4/1/36	11,765	12,749
	Tennessee Valley Authority	6.150%	1/15/38	3,275	3,617
	Tennessee Valley Authority	5.500%	6/15/38	3,060	3,191
	Tennessee Valley Authority	5.250%	9/15/39	39,840	40,630
	Tennessee Valley Authority	3.500%	12/15/42	4,150	3,356
	Tennessee Valley Authority	4.875%	1/15/48	6,951	6,599
	Tennessee Valley Authority	4.250%	9/15/52	12,065	10,272
	Tennessee Valley Authority	5.375%	4/1/56	31,885	32,460
	Tennessee Valley Authority	4.625%	9/15/60	12,323	10,948
	Tennessee Valley Authority	4.250%	9/15/65	33,025	27,181
					2,642,824
Conventional Mortgage-Backed Securities (19.7%)
[2,4]	Fannie Mae Pool	6.000%	1/1/26–3/1/35	54	56
[2,4]	Fannie Mae Pool	6.500%	2/1/29–9/1/32	61	62
[2,4]	Freddie Mac Gold Pool	2.000%	1/1/28–12/1/31	12,433	11,844
[2,4]	Freddie Mac Gold Pool	2.500%	4/1/27–3/1/37	146,935	139,661
[2,4]	Freddie Mac Gold Pool	3.000%	1/1/26–12/1/47	545,930	491,873
[2,4]	Freddie Mac Gold Pool	3.500%	1/1/25–7/1/48	823,760	750,059
[2,4]	Freddie Mac Gold Pool	4.000%	1/1/25–2/1/49	502,309	469,511
[2,4]	Freddie Mac Gold Pool	4.500%	4/1/25–1/1/49	249,148	240,447
[2,4]	Freddie Mac Gold Pool	5.000%	9/1/25–11/1/48	77,768	77,598
[2,4]	Freddie Mac Gold Pool	5.500%	9/1/25–6/1/41	49,942	51,096
[2,4]	Freddie Mac Gold Pool	6.000%	2/1/26–5/1/40	27,837	28,838
[2,4]	Freddie Mac Gold Pool	7.000%	9/1/25–12/1/38	3,005	3,151
[2,4]	Freddie Mac Gold Pool	7.500%	7/1/25–2/1/32	120	125
[2,4]	Freddie Mac Gold Pool	8.000%	5/1/25–11/1/31	205	209
[2,4]	Freddie Mac Gold Pool	8.500%	3/1/25–7/1/31	15	16
[2,4]	Freddie Mac Gold Pool	9.000%	2/1/25–3/1/31	28	30
[2]	Ginnie Mae I Pool	3.000%	1/15/26–11/15/44	37,169	32,988
[2]	Ginnie Mae I Pool	3.500%	11/15/25–7/15/45	55,850	51,075
[2]	Ginnie Mae I Pool	4.000%	1/15/25–6/15/46	70,218	66,395
[2]	Ginnie Mae I Pool	4.500%	9/15/25–2/15/49	67,230	65,193
[2]	Ginnie Mae I Pool	5.000%	3/15/34–4/15/41	31,470	31,258
[2]	Ginnie Mae I Pool	5.500%	2/15/41	37	38
[2]	Ginnie Mae I Pool	6.000%	10/15/29–6/15/41	1,535	1,565
[2]	Ginnie Mae I Pool	6.500%	3/15/26–1/15/39	4,065	4,158
[2]	Ginnie Mae I Pool	7.000%	9/15/25–9/15/36	870	884
[2]	Ginnie Mae I Pool	7.500%	9/15/25–5/15/32	370	386
[2]	Ginnie Mae I Pool	8.000%	6/15/25–11/15/30	158	163
[2]	Ginnie Mae I Pool	8.500%	6/15/25–3/15/31	34	36
[2]	Ginnie Mae I Pool	9.000%	2/15/25–1/15/31	55	56
[2]	Ginnie Mae II Pool	1.500%	3/20/51–12/20/51	58,417	44,670
[2]	Ginnie Mae II Pool	2.000%	8/20/50–5/20/52	2,319,485	1,854,568
[1,2]	Ginnie Mae II Pool	2.500%	6/20/27–11/20/52	2,346,771	1,963,371
[2]	Ginnie Mae II Pool	3.000%	10/20/26–2/20/53	2,325,951	2,031,364
[2,5]	Ginnie Mae II Pool	3.500%	9/20/25–1/15/55	1,807,576	1,633,946
[2]	Ginnie Mae II Pool	4.000%	9/20/25–12/20/54	1,298,938	1,206,419
[2,5]	Ginnie Mae II Pool	4.500%	8/20/33–1/15/55	1,544,014	1,466,018
[2,5]	Ginnie Mae II Pool	5.000%	12/20/32–1/15/55	1,942,514	1,889,088
[2,5]	Ginnie Mae II Pool	5.500%	1/20/49–1/15/55	2,043,977	2,029,324
[2,5]	Ginnie Mae II Pool	6.000%	9/20/33–1/15/55	1,398,098	1,409,484
[2]	Ginnie Mae II Pool	6.500%	3/20/31–8/20/54	657,798	671,844
6

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Ginnie Mae II Pool	7.000%	3/20/28–9/20/54	155,116	159,299
[2]	Ginnie Mae II Pool	7.500%	8/20/30–12/20/53	8,558	8,796
[2]	Ginnie Mae II Pool	8.500%	10/20/30	3	3
[2,4]	UMBS Pool	1.500%	7/1/35–6/1/52	2,971,162	2,348,967
[2,4,5]	UMBS Pool	2.000%	11/1/27–1/25/55	12,769,843	10,240,752
[2,4,5]	UMBS Pool	2.500%	11/1/26–1/25/55	8,956,507	7,453,273
[2,4,5]	UMBS Pool	3.000%	11/1/25–1/25/55	5,697,572	4,954,649
[2,4,5]	UMBS Pool	3.500%	8/1/25–1/25/55	3,380,724	3,044,290
[2,4,5]	UMBS Pool	4.000%	1/1/25–12/1/54	2,991,402	2,768,425
[2,4,5]	UMBS Pool	4.500%	3/1/25–1/25/55	2,598,623	2,467,644
[2,4,5]	UMBS Pool	5.000%	2/1/25–1/25/55	3,793,190	3,681,220
[2,4,5]	UMBS Pool	5.500%	5/1/25–1/25/55	4,759,942	4,720,009
[2,4,5]	UMBS Pool	6.000%	1/1/26–1/25/55	4,133,118	4,173,509
[2,4]	UMBS Pool	6.500%	11/1/52–12/1/54	2,249,189	2,311,448
[2,4]	UMBS Pool	7.000%	9/1/25–11/1/54	518,500	539,322
[2,4]	UMBS Pool	7.500%	7/1/25–1/1/54	33,275	34,910
[2,4]	UMBS Pool	8.000%	8/1/25–9/1/31	111	116
[2,4]	UMBS Pool	8.500%	2/1/25–5/1/32	54	56
[2,4]	UMBS Pool	9.000%	5/1/25–8/1/30	6	6
					67,625,561
Nonconventional Mortgage-Backed Securities (0.0%)
[2,4,6]	Fannie Mae Pool, 1YR CMT + 2.155%	6.405%	12/1/37	164	167
[2,4,6]	Fannie Mae Pool, 1YR CMT + 2.185%	6.981%	5/1/36	24	24
[2,4,6]	Fannie Mae Pool, 1YR CMT + 2.190%	6.440%	12/1/36	2	2
[2,4,6]	Fannie Mae Pool, 1YR CMT + 2.235%	6.360%	12/1/35	2	2
[2,4,6]	Fannie Mae Pool, 1YR CMT + 2.268%	6.643%	5/1/33	2	2
[2,4,6]	Fannie Mae Pool, 1YR CMT + 2.268%	7.268%	9/1/33	1	2
[2,4,6]	Fannie Mae Pool, 1YR CMT + 2.275%	6.775%	11/1/32	1	1
[2,4,6]	Fannie Mae Pool, 1YR CMT + 2.313%	6.438%	1/1/35	54	55
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.290%	5.885%	12/1/41	211	214
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.310%	6.999%	9/1/37	326	330
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.335%	5.710%	1/1/35	3	3
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.432%	7.067%	7/1/36	112	114
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.460%	5.835%	2/1/37	1	1
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.465%	7.215%	10/1/37	216	220
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.472%	6.011%	3/1/43	753	770
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.527%	7.351%	10/1/37	188	191
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.530%	6.242%	12/1/43	237	242
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.559%	7.294%	9/1/43	95	96
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.560%	7.219%	7/1/43	916	932
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.585%	6.585%	10/1/34	2	2
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.597%	6.472%	11/1/33	53	54
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.598%	6.975%	6/1/43	260	265
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.612%	6.449%	1/1/42	264	270
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.621%	6.334%	4/1/37	6	6
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.623%	5.998%	2/1/36	87	89
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.627%	6.127%	3/1/38	47	48
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.635%	6.635%	11/1/36	52	53
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.641%	7.391%	8/1/35	301	307
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.672%	7.286%	10/1/42	237	242
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.679%	7.061%	6/1/42	326	333
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.682%	6.057%	1/1/37	62	64
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.690%	6.966%	10/1/39	191	195
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.690%	7.199%	9/1/42	569	582
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.690%	7.224%	5/1/40	89	91
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.695%	7.445%	7/1/39	122	125
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.698%	7.448%	8/1/40	113	115
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.700%	6.515%	12/1/40	136	139
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.700%	7.575%	7/1/37	41	41
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.702%	7.127%	10/1/42	360	369
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.703%	6.332%	4/1/36	103	106
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.705%	6.314%	11/1/39	48	49
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.708%	6.976%	8/1/39	496	506
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.709%	7.459%	7/1/35	178	182
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.735%	7.365%	9/1/34	64	66
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.739%	7.244%	9/1/43	432	443
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.744%	6.573%	5/1/42	291	298
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.744%	6.619%	12/1/33	23	23
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.747%	7.526%	7/1/41	770	786
7

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.748%	6.379%	5/1/35	69	71
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.750%	6.178%	2/1/36	77	79
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.750%	7.500%	10/1/40	154	157
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.774%	6.399%	4/1/36	29	30
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.778%	6.588%	5/1/42	33	34
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.780%	6.280%	2/1/41	177	181
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.781%	6.967%	7/1/42	274	281
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.793%	7.304%	3/1/42	145	148
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.795%	6.446%	3/1/42	399	408
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.796%	6.804%	8/1/42	838	857
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.798%	6.674%	11/1/39	151	155
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.805%	6.669%	11/1/41	479	490
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.807%	6.333%	3/1/41	250	256
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.810%	6.435%	11/1/33–11/1/39	329	336
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.810%	6.685%	12/1/40	87	89
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.810%	6.810%	10/1/40	126	129
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.810%	7.586%	9/1/33	2	2
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.812%	6.463%	2/1/41	154	159
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.813%	6.650%	1/1/42	64	65
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.813%	6.717%	11/1/41	245	251
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.190%	2/1/41	132	136
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.654%	12/1/41	332	340
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.738%	12/1/40	252	258
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.815%	11/1/40	193	198
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.815%	7.548%	5/1/41	223	228
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.815%	7.565%	6/1/41	62	63
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.825%	6.575%	3/1/41	138	142
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.826%	7.701%	7/1/38	120	123
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.828%	7.374%	9/1/40	124	127
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.830%	6.377%	4/1/41	354	363
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.830%	7.705%	6/1/41	230	236
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.831%	7.163%	2/1/42	305	313
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.835%	6.424%	1/1/40	88	90
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.835%	7.210%	5/1/40	82	84
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.839%	6.582%	12/1/39	214	219
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.840%	7.590%	8/1/39	205	210
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.875%	6.913%	4/1/37	18	18
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.880%	7.072%	11/1/34	116	118
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.914%	7.289%	4/1/37	179	183
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.925%	7.425%	10/1/37	2	2
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 2.130%	7.397%	10/1/36	144	148
[2,4,6]	Fannie Mae Pool, RFUCCT6M + 1.037%	6.473%	4/1/37	270	269
[2,4,6]	Fannie Mae Pool, RFUCCT6M + 1.411%	6.424%	7/1/34	32	32
[2,4,6]	Fannie Mae Pool, RFUCCT6M + 1.840%	7.090%	8/1/37	257	261
[2,4,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	6.485%	2/1/36	77	78
[2,4,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	6.662%	11/1/34	268	272
[2,4,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	7.206%	11/1/36	72	74
[2,4,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	7.250%	5/1/36	50	51
[2,4,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.315%	7.315%	12/1/34	17	18
[2,4,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.409%	6.909%	11/1/33	1	1
[2,4,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.413%	6.551%	10/1/36	204	207
[2,4,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.275%	6.650%	9/1/37	17	17
[2,4,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.468%	6.122%	3/1/37	5	5
[2,4,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.550%	6.050%	4/1/37	1	1
[2,4,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.570%	6.056%	3/1/37	16	16
[2,4,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	6.265%	12/1/36	126	128
[2,4,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	7.085%	11/1/43	109	111
[2,4,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	7.390%	5/1/42	44	45
[2,4,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.660%	6.660%	10/1/37	130	132
[2,4,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.665%	6.290%	12/1/34	76	77
[2,4,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.695%	6.073%	2/1/37	144	148
[2,4,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.727%	5.992%	1/1/35	14	14
[2,4,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.735%	5.985%	12/1/35	42	43
[2,4,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.743%	6.369%	12/1/36	128	130
[2,4,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.745%	5.995%	12/1/40	228	235
[2,4,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.750%	6.000%	5/1/33	7	8
[2,4,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.750%	6.399%	3/1/36	7	7
[2,4,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.750%	6.432%	12/1/34	2	2
[2,4,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.750%	7.125%	5/1/38	34	34
[2,4,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.780%	6.680%	3/1/36	1	1
8

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,4,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.789%	6.999%	6/1/37	144	147
[2,4,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.793%	7.267%	6/1/41	7	7
[2,4,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.836%	6.441%	2/1/42	90	92
[2,4,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.843%	7.276%	3/1/42	60	61
[2,4,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.855%	6.480%	5/1/37	67	68
[2,4,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.130%	12/1/40	31	32
[2,4,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.201%	1/1/41	370	380
[2,4,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.380%	3/1/41	46	47
[2,4,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	7.311%	5/1/40	39	40
[2,4,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	7.684%	6/1/41	88	89
[2,4,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	7.755%	6/1/40	235	240
[2,4,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.881%	7.598%	6/1/40	66	68
[2,4,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.883%	6.779%	2/1/42	69	71
[2,4,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.883%	7.633%	8/1/37	133	136
[2,4,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.893%	7.493%	9/1/40	76	77
[2,4,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.896%	6.748%	12/1/39	44	45
[2,4,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.900%	6.700%	11/1/40	217	222
[2,4,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.900%	7.775%	6/1/40	47	48
[2,4,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.218%	1/1/41	61	63
[2,4,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.382%	2/1/41	69	71
[2,4,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.410%	2/1/41	114	116
[2,4,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.995%	6.451%	3/1/37	174	178
[2,4,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 2.085%	6.585%	3/1/38	61	62
[2,4,6]	Freddie Mac Non Gold Pool, RFUCCT6M + 1.355%	6.606%	6/1/37	239	240
[2,4,6]	Freddie Mac Non Gold Pool, RFUCCT6M + 1.355%	6.855%	5/1/37	9	9
[2,4,6]	Freddie Mac Non Gold Pool, RFUCCT6M + 1.570%	7.195%	3/1/37	26	26
[2,4,6]	Freddie Mac Non Gold Pool, RFUCCT6M + 1.665%	7.226%	1/1/37	307	309
[2,6]	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.750%	10/20/38–12/20/43	1,878	1,902
[2,6]	Ginnie Mae II Pool, 1YR CMT + 1.500%	4.625%	1/20/41–1/20/44	3,188	3,224
[2,6]	Ginnie Mae II Pool, 1YR CMT + 1.500%	4.875%	6/20/29–6/20/43	1,454	1,465
[2,6]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.750%	12/20/39–12/20/40	299	303
[2,6]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.875%	7/20/38	89	90
[2,6]	Ginnie Mae II Pool, 1YR CMT + 2.000%	5.375%	5/20/41	83	84
[2,6]	Ginnie Mae II Pool, 1YR CMT + 2.000%	6.250%	11/20/40	43	44
[2,6]	Ginnie Mae II Pool, 1YR CMT + 2.000%	7.125%	5/20/41	110	112
					29,579
Total U.S. Government and Agency Obligations (Cost $251,277,525)					230,736,642
Asset-Backed/Commercial Mortgage-Backed Securities (2.1%)
[2]	Ally Auto Receivables Trust Series 2022-1	3.310%	11/15/26	2,633	2,622
[2]	Ally Auto Receivables Trust Series 2022-1	3.450%	6/15/27	650	644
[2]	Ally Auto Receivables Trust Series 2022-2	4.760%	5/17/27	5,812	5,817
[2]	Ally Auto Receivables Trust Series 2022-2	4.870%	4/17/28	2,625	2,636
[2]	Ally Auto Receivables Trust Series 2023-1	5.460%	5/15/28	3,881	3,918
[2]	Ally Auto Receivables Trust Series 2023-1	5.270%	11/15/28	1,190	1,205
[2]	Ally Auto Receivables Trust Series 2024-2	4.140%	7/16/29	2,000	1,986
[2]	Ally Auto Receivables Trust Series 2024-2	4.140%	10/15/30	925	910
[2]	American Express Credit Account Master Trust Series 2022-2	3.390%	5/15/27	49,500	49,280
[2]	American Express Credit Account Master Trust Series 2022-3	3.750%	8/15/27	28,300	28,170
[2]	American Express Credit Account Master Trust Series 2022-4	4.950%	10/15/27	12,686	12,733
[2]	American Express Credit Account Master Trust Series 2023-1	4.870%	5/15/28	19,700	19,804
[2]	American Express Credit Account Master Trust Series 2023-2	4.800%	5/15/30	5,700	5,740
[2]	American Express Credit Account Master Trust Series 2023-3	5.230%	9/15/28	7,400	7,495
[2]	American Express Credit Account Master Trust Series 2023-4	5.150%	9/15/30	7,400	7,530
[2]	American Express Credit Account Master Trust Series 2024-1	5.230%	4/15/29	11,600	11,777
[2]	American Express Credit Account Master Trust Series 2024-2	5.240%	4/15/31	10,100	10,317
[2]	AmeriCredit Automobile Receivables Trust Series 2021-1	0.890%	10/19/26	645	639
[2]	AmeriCredit Automobile Receivables Trust Series 2021-3	0.760%	8/18/26	11	10
[2]	AmeriCredit Automobile Receivables Trust Series 2021-3	1.170%	8/18/27	525	519
[2]	AmeriCredit Automobile Receivables Trust Series 2021-3	1.410%	8/18/27	1,150	1,109
[2]	AmeriCredit Automobile Receivables Trust Series 2023-1	5.620%	11/18/27	3,425	3,450
[2]	AmeriCredit Automobile Receivables Trust Series 2023-1	5.800%	12/18/28	1,500	1,527
[2]	AmeriCredit Automobile Receivables Trust Series 2024-1	5.430%	1/18/29	3,450	3,487
[2]	AmeriCredit Automobile Receivables Trust Series 2024-1	5.380%	6/18/29	3,000	3,035
[2]	BA Credit Card Trust Series 2022-A1	3.530%	11/15/27	8,270	8,232
[2]	BA Credit Card Trust Series 2023-A1	4.790%	5/15/28	14,500	14,564
[2]	BA Credit Card Trust Series 2024-A1	4.930%	5/15/29	13,625	13,757
[2]	Banc of America Commercial Mortgage Trust Series 2015-UBS7	3.429%	9/15/48	258	257
[2]	Banc of America Commercial Mortgage Trust Series 2015-UBS7	3.705%	9/15/48	4,100	4,059
9

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	BANK Series 2017-BNK5	3.390%	6/15/60	9,750	9,381
[2]	BANK Series 2017-BNK5	3.624%	6/15/60	4,450	4,251
[2]	BANK Series 2017-BNK6	3.254%	7/15/60	5,150	4,951
[2]	BANK Series 2017-BNK6	3.518%	7/15/60	3,388	3,266
[2]	BANK Series 2017-BNK6	3.741%	7/15/60	3,388	3,248
[2]	BANK Series 2017-BNK7	3.175%	9/15/60	6,984	6,709
[2]	BANK Series 2017-BNK7	3.435%	9/15/60	5,790	5,563
[2]	BANK Series 2017-BNK7	3.748%	9/15/60	4,100	3,907
[2]	BANK Series 2017-BNK8	3.488%	11/15/50	8,000	7,515
[2]	BANK Series 2017-BNK8	3.731%	11/15/50	1,325	1,226
[2]	BANK Series 2017-BNK8	4.092%	11/15/50	1,955	1,523
[2]	BANK Series 2017-BNK9	3.279%	11/15/54	3,544	3,393
[2]	BANK Series 2017-BNK9	3.538%	11/15/54	8,000	7,683
[2]	BANK Series 2018-BNK10	3.641%	2/15/61	1,096	1,080
[2]	BANK Series 2018-BNK10	3.688%	2/15/61	7,600	7,312
[2]	BANK Series 2018-BNK10	3.898%	2/15/61	2,100	2,004
[2]	BANK Series 2018-BNK11	4.046%	3/15/61	5,550	5,377
[2]	BANK Series 2018-BNK12	4.255%	5/15/61	6,550	6,380
[2]	BANK Series 2018-BNK12	4.342%	5/15/61	2,100	2,030
[2]	BANK Series 2018-BNK13	3.953%	8/15/61	2,300	2,215
[2]	BANK Series 2018-BNK13	4.217%	8/15/61	8,600	8,335
[2]	BANK Series 2018-BNK14	3.966%	9/15/60	1,600	1,544
[2]	BANK Series 2018-BNK14	4.128%	9/15/60	1,204	1,201
[2]	BANK Series 2018-BNK14	4.231%	9/15/60	3,575	3,473
[2]	BANK Series 2018-BNK14	4.481%	9/15/60	1,550	1,466
[2]	BANK Series 2018-BNK15	4.407%	11/15/61	7,690	7,505
[2]	BANK Series 2019-BNK16	4.005%	2/15/52	6,625	6,335
[2]	BANK Series 2019-BNK17	3.714%	4/15/52	7,350	6,955
[2]	BANK Series 2019-BNK17	3.976%	4/15/52	1,750	1,638
[2]	BANK Series 2019-BNK18	3.584%	5/15/62	21,125	19,274
[2]	BANK Series 2019-BNK18	3.826%	5/15/62	2,575	2,326
[2]	BANK Series 2019-BNK19	3.183%	8/15/61	15,850	14,205
[2]	BANK Series 2019-BNK19	4.027%	8/15/61	2,240	1,779
[2]	BANK Series 2019-BNK20	3.011%	9/15/62	10,250	9,206
[2]	BANK Series 2019-BNK21	2.851%	10/17/52	21,600	19,380
[2]	BANK Series 2019-BNK21	3.093%	10/17/52	4,325	3,824
[2]	BANK Series 2019-BNK22	2.978%	11/15/62	16,943	15,285
[2]	BANK Series 2019-BNK23	2.920%	12/15/52	10,705	9,632
[2]	BANK Series 2019-BNK23	3.203%	12/15/52	4,000	3,551
[2]	BANK Series 2019-BNK24	2.960%	11/15/62	8,050	7,244
[2]	BANK Series 2019-BNK24	3.283%	11/15/62	3,750	3,374
[2]	BANK Series 2020-BNK25	2.649%	1/15/63	11,830	10,456
[2]	BANK Series 2020-BNK25	2.841%	1/15/63	3,685	3,204
[2]	BANK Series 2020-BNK26	2.403%	3/15/63	10,460	9,116
[2]	BANK Series 2020-BNK26	2.687%	3/15/63	3,310	2,831
[2]	BANK Series 2020-BNK27	2.144%	4/15/63	9,540	8,062
[2]	BANK Series 2020-BNK27	2.551%	4/15/63	2,825	2,371
[2]	BANK Series 2020-BNK28	1.844%	3/15/63	2,810	2,354
[2]	BANK Series 2020-BNK29	1.997%	11/15/53	6,188	5,087
[2]	BANK Series 2020-BNK30	1.925%	12/15/53	4,700	3,874
[2]	BANK Series 2020-BNK30	2.111%	12/15/53	550	449
[2]	BANK Series 2021-BNK31	2.036%	2/15/54	3,300	2,756
[2]	BANK Series 2021-BNK31	2.211%	2/15/54	1,925	1,579
[2]	BANK Series 2021-BNK32	2.643%	4/15/54	5,350	4,629
[2]	BANK Series 2021-BNK33	2.556%	5/15/64	9,535	8,171
[2]	BANK Series 2021-BNK34	2.438%	6/15/63	9,750	8,041
[2]	BANK Series 2021-BNK35	2.285%	6/15/64	5,829	4,881
[2]	BANK Series 2021-BNK36	2.470%	9/15/64	8,550	7,220
[2]	BANK Series 2021-BNK36	2.695%	9/15/64	2,625	2,191
[2]	BANK Series 2021-BNK37	2.618%	11/15/64	8,250	6,983
[2]	BANK Series 2022-BNK43	4.399%	8/15/55	11,575	10,927
[2]	BANK Series 2022-BNK43	4.830%	8/15/55	2,375	2,254
[2]	BANK Series 2023-5YR2	6.656%	7/15/56	7,750	8,120
[2]	BANK Series 2023-5YR2	7.140%	7/15/56	2,575	2,712
[2]	BANK Series 2023-5YR3	6.724%	9/15/56	3,850	4,049
[2]	BANK Series 2023-5YR3	7.315%	9/15/56	4,059	4,322
[2]	BANK Series 2023-5YR3	7.315%	9/15/56	2,000	2,113
[2]	BANK Series 2023-5YR4	6.500%	12/15/56	1,082	1,130
[2]	BANK Series 2023-5YR4	7.274%	12/15/56	650	688
[2]	BANK Series 2023-BNK45	5.203%	2/15/56	3,875	3,852
10

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	BANK Series 2023-BNK45	5.651%	2/15/56	2,200	2,188
[2]	BANK Series 2023-BNK46	5.745%	8/15/56	7,700	7,928
[2]	BANK Series 2023-BNK46	6.385%	8/15/56	1,784	1,880
[2]	BANK Series 2024-5YR9	5.614%	8/15/57	5,990	6,095
[2]	BANK Series 2024-BNK47	5.716%	6/15/57	10,820	11,194
[2]	BANK Series 2024-BNK48	5.053%	10/15/57	6,800	6,693
[2]	BANK Series 2024-BNK48	5.355%	10/15/57	5,800	5,708
[2]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.574%	2/15/50	9,108	8,854
[2]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.748%	2/15/50	3,542	3,418
[2]	BANK Trust Series 2024-5YR6	6.225%	5/15/57	32,500	33,776
[2]	BANK Trust Series 2024-5YR6	6.790%	5/15/57	13,200	13,820
[2]	Barclays Commercial Mortgage Trust Series 2019-C3	3.583%	5/15/52	21,595	20,312
[2]	Barclays Commercial Mortgage Trust Series 2019-C4	2.919%	8/15/52	15,870	14,469
[2]	Barclays Commercial Mortgage Trust Series 2019-C4	3.171%	8/15/52	1,325	1,179
[2]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/52	8,975	8,205
[2]	Barclays Commercial Mortgage Trust Series 2019-C5	3.366%	11/15/52	5,375	4,883
[2]	Barclays Dryrock Issuance Trust Series 2022-1	3.070%	2/15/28	6,250	6,223
[2]	Barclays Dryrock Issuance Trust Series 2023-1	4.720%	2/15/29	20,375	20,430
[2]	BBCMS Mortgage Trust Series 2017-C1	3.674%	2/15/50	17,475	16,955
[2]	BBCMS Mortgage Trust Series 2017-C1	3.898%	2/15/50	4,675	4,462
[2]	BBCMS Mortgage Trust Series 2018-C2	4.314%	12/15/51	8,350	8,130
[2]	BBCMS Mortgage Trust Series 2020-C6	2.639%	2/15/53	7,635	6,761
[2]	BBCMS Mortgage Trust Series 2020-C6	2.840%	2/15/53	2,000	1,754
[2]	BBCMS Mortgage Trust Series 2020-C7	2.037%	4/15/53	2,520	2,161
[2]	BBCMS Mortgage Trust Series 2020-C8	2.040%	10/15/53	8,225	6,951
[2]	BBCMS Mortgage Trust Series 2020-C8	2.398%	10/15/53	1,685	1,424
[2]	BBCMS Mortgage Trust Series 2021-C9	2.299%	2/15/54	9,525	8,107
[2]	BBCMS Mortgage Trust Series 2021-C11	2.322%	9/15/54	3,175	2,672
[2]	BBCMS Mortgage Trust Series 2021-C11	2.536%	9/15/54	1,325	1,094
[2]	BBCMS Mortgage Trust Series 2021-C12	2.689%	11/15/54	5,225	4,472
[2]	BBCMS Mortgage Trust Series 2022-C14	2.946%	2/15/55	13,150	11,353
[2]	BBCMS Mortgage Trust Series 2023-5C23	6.675%	12/15/56	1,000	1,053
[2]	BBCMS Mortgage Trust Series 2023-5C23	7.455%	12/15/56	250	268
[2]	BBCMS Mortgage Trust Series 2023-C19	5.451%	4/15/56	3,875	3,922
[2]	BBCMS Mortgage Trust Series 2023-C19	6.070%	4/15/56	1,300	1,322
[2]	BBCMS Mortgage Trust Series 2023-C20	5.576%	7/15/56	2,575	2,638
[2]	BBCMS Mortgage Trust Series 2023-C20	5.973%	7/15/56	1,025	1,046
[2]	BBCMS Mortgage Trust Series 2023-C21	6.000%	9/15/56	7,700	8,103
[2]	BBCMS Mortgage Trust Series 2023-C21	6.297%	9/15/56	4,100	4,270
[2]	BBCMS Mortgage Trust Series 2023-C21	6.297%	9/15/56	1,300	1,334
[2]	BBCMS Mortgage Trust Series 2023-C22	6.804%	11/15/56	5,200	5,768
[2]	BBCMS Mortgage Trust Series 2023-C22	7.126%	11/15/56	1,550	1,706
[2]	BBCMS Mortgage Trust Series 2024-5C25	5.946%	3/15/57	8,030	8,276
[2]	BBCMS Mortgage Trust Series 2024-5C27	6.014%	7/15/57	2,000	2,067
[2]	BBCMS Mortgage Trust Series 2024-5C27	6.410%	7/15/57	2,500	2,589
[2]	BBCMS Mortgage Trust Series 2024-C24	5.419%	2/15/57	3,100	3,144
[2]	BBCMS Mortgage Trust Series 2024-C24	5.867%	2/15/57	500	511
[2]	BBCMS Mortgage Trust Series 2024-C26	5.829%	5/15/57	6,000	6,261
[2]	BBCMS Mortgage Trust Series 2024-C26	5.943%	5/15/57	2,000	2,027
[2]	BBCMS Mortgage Trust Series 2024-C26	6.094%	5/15/57	6,000	6,159
[2]	BBCMS Mortgage Trust Series 2024-C28	5.403%	9/15/57	3,500	3,543
[2]	BBCMS Mortgage Trust Series 2024-C30	5.532%	11/15/57	11,500	11,751
[2]	BBCMS Trust Series 2021-C10	2.492%	7/15/54	9,500	8,211
[2]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/51	7,960	7,633
[2]	Benchmark Mortgage Trust Series 2018-B1	3.878%	1/15/51	2,600	2,450
[2]	Benchmark Mortgage Trust Series 2018-B2	3.882%	2/15/51	17,575	16,851
[2]	Benchmark Mortgage Trust Series 2018-B2	4.084%	2/15/51	8,225	7,725
[2]	Benchmark Mortgage Trust Series 2018-B3	4.025%	4/10/51	13,150	12,638
[2]	Benchmark Mortgage Trust Series 2018-B4	4.121%	7/15/51	18,625	18,022
[2]	Benchmark Mortgage Trust Series 2018-B4	4.311%	7/15/51	3,250	3,114
[2]	Benchmark Mortgage Trust Series 2018-B5	4.208%	7/15/51	8,850	8,592
[2]	Benchmark Mortgage Trust Series 2018-B5	4.419%	7/15/51	1,750	1,673
[2]	Benchmark Mortgage Trust Series 2018-B6	4.261%	10/10/51	4,025	3,883
[2]	Benchmark Mortgage Trust Series 2018-B6	4.441%	10/10/51	1,250	1,196
[2]	Benchmark Mortgage Trust Series 2018-B7	4.510%	5/15/53	22,400	21,727
[2]	Benchmark Mortgage Trust Series 2018-B8	4.232%	1/15/52	10,690	10,234
[2]	Benchmark Mortgage Trust Series 2018-B8	4.532%	1/15/52	3,400	3,226
[2]	Benchmark Mortgage Trust Series 2019-B9	3.751%	3/15/52	2,671	2,558
[2]	Benchmark Mortgage Trust Series 2019-B9	4.016%	3/15/52	6,281	5,969
[2]	Benchmark Mortgage Trust Series 2019-B10	3.717%	3/15/62	6,100	5,769
11

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Benchmark Mortgage Trust Series 2019-B10	3.979%	3/15/62	2,600	2,414
[2]	Benchmark Mortgage Trust Series 2019-B11	3.281%	5/15/52	2,400	2,238
[2]	Benchmark Mortgage Trust Series 2019-B11	3.542%	5/15/52	15,840	14,653
[2]	Benchmark Mortgage Trust Series 2019-B11	3.784%	5/15/52	4,225	3,853
[2]	Benchmark Mortgage Trust Series 2019-B13	2.952%	8/15/57	3,600	3,267
[2]	Benchmark Mortgage Trust Series 2019-B14	3.049%	12/15/62	13,650	12,333
[2]	Benchmark Mortgage Trust Series 2019-B15	2.928%	12/15/72	13,355	11,890
[2]	Benchmark Mortgage Trust Series 2020-B16	2.732%	2/15/53	25,275	22,504
[2]	Benchmark Mortgage Trust Series 2020-B16	2.944%	2/15/53	1,295	1,119
[2]	Benchmark Mortgage Trust Series 2020-B17	2.211%	3/15/53	1,869	1,773
[2]	Benchmark Mortgage Trust Series 2020-B17	2.289%	3/15/53	5,530	4,735
[2]	Benchmark Mortgage Trust Series 2020-B17	2.583%	3/15/53	1,655	1,413
[2]	Benchmark Mortgage Trust Series 2020-B19	1.850%	9/15/53	3,375	2,810
[2]	Benchmark Mortgage Trust Series 2020-B19	2.148%	9/15/53	1,125	909
[2]	Benchmark Mortgage Trust Series 2020-B20	2.034%	10/15/53	6,725	5,542
[2]	Benchmark Mortgage Trust Series 2020-B20	2.375%	10/15/53	555	448
[2]	Benchmark Mortgage Trust Series 2020-B21	1.978%	12/17/53	8,350	6,955
[2]	Benchmark Mortgage Trust Series 2020-B21	2.254%	12/17/53	850	705
[2]	Benchmark Mortgage Trust Series 2020-B22	1.973%	1/15/54	6,100	5,035
[2]	Benchmark Mortgage Trust Series 2020-IG1	2.687%	9/15/43	7,900	6,472
[2]	Benchmark Mortgage Trust Series 2020-IG1	2.909%	9/15/43	2,640	1,981
[2]	Benchmark Mortgage Trust Series 2021-B23	2.070%	2/15/54	12,150	9,982
[2]	Benchmark Mortgage Trust Series 2021-B23	2.274%	2/15/54	4,400	3,491
[2]	Benchmark Mortgage Trust Series 2021-B24	2.584%	3/15/54	7,550	6,380
[2]	Benchmark Mortgage Trust Series 2021-B24	2.780%	3/15/54	1,625	1,351
[2]	Benchmark Mortgage Trust Series 2021-B25	2.577%	4/15/54	7,850	6,633
[2]	Benchmark Mortgage Trust Series 2021-B25	2.847%	4/15/54	3,675	3,026
[2]	Benchmark Mortgage Trust Series 2021-B26	2.613%	6/15/54	5,275	4,451
[2]	Benchmark Mortgage Trust Series 2021-B28	2.224%	8/15/54	5,275	4,381
[2]	Benchmark Mortgage Trust Series 2021-B29	2.284%	9/15/54	1,075	957
[2]	Benchmark Mortgage Trust Series 2021-B29	2.388%	9/15/54	3,175	2,669
[2]	Benchmark Mortgage Trust Series 2021-B29	2.612%	9/15/54	1,075	891
[2]	Benchmark Mortgage Trust Series 2021-B30	2.576%	11/15/54	13,225	11,203
[2]	Benchmark Mortgage Trust Series 2021-B31	2.669%	12/15/54	4,685	3,979
[2]	Benchmark Mortgage Trust Series 2022-B32	3.002%	1/15/55	14,450	12,223
[2]	Benchmark Mortgage Trust Series 2022-B32	3.410%	1/15/55	4,200	3,516
[2]	Benchmark Mortgage Trust Series 2022-B33	3.458%	3/15/55	4,225	3,735
[2]	Benchmark Mortgage Trust Series 2022-B34	3.786%	4/15/55	3,275	2,916
[2]	Benchmark Mortgage Trust Series 2022-B36	4.470%	7/15/55	5,225	4,951
[2]	Benchmark Mortgage Trust Series 2022-B36	4.951%	7/15/55	1,600	1,504
[2]	Benchmark Mortgage Trust Series 2023-B39	5.754%	7/15/56	12,925	13,359
[2]	Benchmark Mortgage Trust Series 2023-B39	6.250%	7/15/56	4,150	4,327
[2]	Benchmark Mortgage Trust Series 2023-V2	5.812%	5/15/55	5,225	5,332
[2]	Benchmark Mortgage Trust Series 2023-V2	6.537%	5/15/55	2,600	2,682
[2]	Benchmark Mortgage Trust Series 2023-V3	6.363%	7/15/56	1,300	1,349
[2]	Benchmark Mortgage Trust Series 2023-V3	7.097%	7/15/56	4,140	4,346
[2]	Benchmark Mortgage Trust Series 2024-V5	5.805%	1/10/57	3,150	3,228
[2]	Benchmark Mortgage Trust Series 2024-V5	6.417%	1/10/57	650	672
[2]	Benchmark Mortgage Trust Series 2024-V6	5.926%	3/15/57	5,250	5,396
[2]	Benchmark Mortgage Trust Series 2024-V6	6.384%	3/15/57	4,250	4,386
[2]	Benchmark Mortgage Trust Series 2024-V10	5.277%	9/15/57	5,925	5,945
[2]	Benchmark Mortgage Trust Series 2024-V10	5.725%	9/15/57	2,500	2,520
[2]	BMO Mortgage Trust Series 2022-C1	3.374%	2/15/55	3,675	3,243
[2]	BMO Mortgage Trust Series 2022-C2	4.808%	7/15/54	4,275	4,190
[2]	BMO Mortgage Trust Series 2022-C3	5.313%	9/15/54	13,125	13,140
[2]	BMO Mortgage Trust Series 2022-C3	5.326%	9/15/54	1,875	1,858
[2]	BMO Mortgage Trust Series 2023-5C1	6.534%	8/15/56	2,000	2,084
[2]	BMO Mortgage Trust Series 2023-5C1	7.118%	8/15/56	1,000	1,053
[2]	BMO Mortgage Trust Series 2023-5C2	7.055%	11/15/56	1,800	1,920
[2]	BMO Mortgage Trust Series 2023-5C2	7.244%	11/15/56	3,800	4,033
[2]	BMO Mortgage Trust Series 2023-C4	5.117%	2/15/56	3,875	3,847
[2]	BMO Mortgage Trust Series 2023-C4	5.345%	2/15/56	810	809
[2]	BMO Mortgage Trust Series 2023-C5	5.765%	6/15/56	3,100	3,179
[2]	BMO Mortgage Trust Series 2023-C5	6.162%	6/15/56	1,000	1,027
[2]	BMO Mortgage Trust Series 2023-C6	5.956%	9/15/56	7,720	8,087
[2]	BMO Mortgage Trust Series 2023-C6	6.550%	9/15/56	2,580	2,731
[2]	BMO Mortgage Trust Series 2023-C7	6.674%	12/15/56	2,200	2,353
[2]	BMO Mortgage Trust Series 2024-5C3	5.739%	2/15/57	5,150	5,258
[2]	BMO Mortgage Trust Series 2024-5C3	6.286%	2/15/57	900	925
[2]	BMO Mortgage Trust Series 2024-5C4	6.526%	5/15/57	4,850	5,098
12

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	BMO Mortgage Trust Series 2024-5C4	6.866%	5/15/57	9,550	10,004
[2]	BMO Mortgage Trust Series 2024-5C4	7.019%	5/15/57	5,600	5,863
[2]	BMO Mortgage Trust Series 2024-C8	5.598%	3/15/57	8,685	8,908
[2]	BMO Mortgage Trust Series 2024-C9	5.759%	7/15/57	9,800	10,136
[2]	BMO Mortgage Trust Series 2024-C9	6.127%	7/15/57	6,900	7,161
[2]	BMO Mortgage Trust Series 2024-C10	5.478%	11/15/57	2,530	2,569
[2]	BMW Vehicle Lease Trust Series 2023-1	5.160%	11/25/25	694	694
[2]	BMW Vehicle Lease Trust Series 2023-1	5.070%	6/25/26	1,550	1,552
[2]	BMW Vehicle Lease Trust Series 2023-2	5.990%	9/25/26	1,917	1,930
[2]	BMW Vehicle Lease Trust Series 2023-2	5.980%	2/25/27	1,925	1,954
[2]	BMW Vehicle Lease Trust Series 2024-1	4.980%	3/25/27	8,175	8,219
[2]	BMW Vehicle Lease Trust Series 2024-1	5.000%	6/25/27	4,100	4,122
[2]	BMW Vehicle Lease Trust Series 2024-2	4.180%	10/25/27	2,300	2,282
[2]	BMW Vehicle Lease Trust Series 2024-2	4.210%	2/25/28	2,400	2,373
[2]	BMW Vehicle Owner Trust Series 2022-A	3.210%	8/25/26	737	734
[2]	BMW Vehicle Owner Trust Series 2022-A	3.440%	12/26/28	550	544
[2]	BMW Vehicle Owner Trust Series 2023-A	5.470%	2/25/28	1,811	1,828
[2]	BMW Vehicle Owner Trust Series 2023-A	5.250%	11/26/29	518	525
[2]	BMW Vehicle Owner Trust Series 2024-A	5.180%	2/26/29	12,250	12,395
[2]	Bridgecrest Lending Auto Securitization Trust Series 2024-3	5.340%	4/17/28	3,563	3,581
[2]	Cantor Commercial Real Estate Lending Series 2019-CF1	3.786%	5/15/52	4,025	3,765
[2]	Cantor Commercial Real Estate Lending Series 2019-CF2	2.874%	11/15/52	8,100	7,235
[2]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.006%	1/15/53	8,000	7,121
[2]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.298%	1/15/53	3,434	2,974
[2]	Capital One Multi-Asset Execution Trust Series 2019-A3	2.060%	8/15/28	19,866	19,113
[2]	Capital One Multi-Asset Execution Trust Series 2021-A2	1.390%	7/15/30	27,900	24,933
[2]	Capital One Multi-Asset Execution Trust Series 2022-A1	2.800%	3/15/27	28,450	28,344
[2]	Capital One Multi-Asset Execution Trust Series 2022-A2	3.490%	5/15/27	26,050	25,948
[2]	Capital One Multi-Asset Execution Trust Series 2023-A1	4.420%	5/15/28	20,850	20,852
[2]	Capital One Prime Auto Receivables Trust Series 2021-1	0.770%	9/15/26	1,208	1,196
[2]	Capital One Prime Auto Receivables Trust Series 2021-1	1.040%	4/15/27	1,400	1,369
[2]	Capital One Prime Auto Receivables Trust Series 2022-1	3.170%	4/15/27	2,777	2,756
[2]	Capital One Prime Auto Receivables Trust Series 2022-1	3.320%	9/15/27	3,100	3,053
[2]	Capital One Prime Auto Receivables Trust Series 2022-2	3.660%	5/17/27	5,604	5,574
[2]	Capital One Prime Auto Receivables Trust Series 2022-2	3.690%	12/15/27	1,475	1,457
[2]	Capital One Prime Auto Receivables Trust Series 2023-1	4.870%	2/15/28	2,600	2,610
[2]	Capital One Prime Auto Receivables Trust Series 2023-1	4.760%	8/15/28	1,550	1,553
[2]	Capital One Prime Auto Receivables Trust Series 2024-1	4.620%	7/16/29	2,300	2,303
[2]	Capital One Prime Auto Receivables Trust Series 2024-1	4.660%	1/15/30	1,035	1,035
[2]	CarMax Auto Owner Trust Series 2021-1	0.530%	10/15/26	534	531
[2]	CarMax Auto Owner Trust Series 2021-2	0.810%	12/15/26	1,410	1,394
[2]	CarMax Auto Owner Trust Series 2021-4	0.560%	9/15/26	1,547	1,529
[2]	CarMax Auto Owner Trust Series 2021-4	0.820%	4/15/27	1,325	1,282
[2]	CarMax Auto Owner Trust Series 2022-1	1.470%	12/15/26	2,263	2,236
[2]	CarMax Auto Owner Trust Series 2022-1	1.700%	8/16/27	2,625	2,539
[2]	CarMax Auto Owner Trust Series 2022-2	3.490%	2/16/27	2,514	2,504
[2]	CarMax Auto Owner Trust Series 2022-2	3.620%	9/15/27	1,425	1,410
[2]	CarMax Auto Owner Trust Series 2023-1	4.750%	10/15/27	5,370	5,379
[2]	CarMax Auto Owner Trust Series 2023-1	4.650%	1/16/29	2,050	2,051
[2]	CarMax Auto Owner Trust Series 2023-2	5.050%	1/18/28	5,225	5,249
[2]	CarMax Auto Owner Trust Series 2023-2	5.010%	11/15/28	1,550	1,559
[2]	CarMax Auto Owner Trust Series 2023-3	5.280%	5/15/28	3,250	3,278
[2]	CarMax Auto Owner Trust Series 2023-3	5.260%	2/15/29	2,080	2,107
[2]	CarMax Auto Owner Trust Series 2023-4	6.000%	7/17/28	1,700	1,731
[2]	CarMax Auto Owner Trust Series 2023-4	5.960%	5/15/29	2,050	2,106
[2]	CarMax Auto Owner Trust Series 2024-1	4.920%	10/16/28	2,600	2,614
[2]	CarMax Auto Owner Trust Series 2024-1	4.940%	8/15/29	900	905
[2]	CarMax Auto Owner Trust Series 2024-2	5.510%	11/15/29	4,250	4,331
[2]	CarMax Auto Owner Trust Series 2024-3	4.890%	7/16/29	6,200	6,235
[2]	CarMax Auto Owner Trust Series 2024-3	4.850%	1/15/30	4,100	4,118
[2]	CarMax Auto Owner Trust Series 2024-4	4.600%	10/15/29	4,175	4,175
[2]	CarMax Auto Owner Trust Series 2024-4	4.640%	4/15/30	1,600	1,595
[2]	CarMax Select Receivables Trust Series 2024-A	5.400%	11/15/28	1,400	1,416
[2]	CarMax Select Receivables Trust Series 2024-A	5.350%	1/15/30	1,250	1,262
[2]	Carvana Auto Receivables Trust Series 2021-P3	0.700%	11/10/26	843	836
[2]	Carvana Auto Receivables Trust Series 2021-P3	1.030%	6/10/27	850	821
[2]	Carvana Auto Receivables Trust Series 2024-P4	4.640%	1/10/30	1,500	1,497
[2]	Carvana Auto Receivables Trust Series 2024-P4	4.740%	12/10/30	1,250	1,243
[2]	CD Mortgage Trust Series 2016-CD1	2.724%	8/10/49	9,075	8,575
[2]	CD Mortgage Trust Series 2016-CD2	3.526%	11/10/49	7,300	6,998
13

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	CD Mortgage Trust Series 2017-CD3	3.631%	2/10/50	9,773	9,233
[2]	CD Mortgage Trust Series 2017-CD3	3.833%	2/10/50	2,542	2,208
[2]	CD Mortgage Trust Series 2017-CD4	3.514%	5/10/50	5,133	4,871
[2]	CD Mortgage Trust Series 2017-CD4	3.746%	5/10/50	3,000	2,785
[2]	CD Mortgage Trust Series 2017-CD5	3.431%	8/15/50	3,500	3,366
[2]	CD Mortgage Trust Series 2017-CD6	3.332%	11/13/50	1,834	1,800
[2]	CD Mortgage Trust Series 2017-CD6	3.456%	11/13/50	6,575	6,295
[2]	CD Mortgage Trust Series 2017-CD6	3.709%	11/13/50	3,825	3,622
[2]	CD Mortgage Trust Series 2018-CD7	4.213%	8/15/51	616	610
[2]	CD Mortgage Trust Series 2018-CD7	4.279%	8/15/51	7,375	7,147
[2]	CD Mortgage Trust Series 2019-CD8	2.657%	8/15/57	6,810	6,163
[2]	CD Mortgage Trust Series 2019-CD8	2.912%	8/15/57	18,130	16,233
[2]	CFCRE Commercial Mortgage Trust Series 2016-C3	3.865%	1/10/48	5,800	5,739
[2]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.283%	5/10/58	8,250	8,101
[2]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.691%	5/10/58	5,900	5,754
[2]	CFCRE Commercial Mortgage Trust Series 2016-C6	3.217%	11/10/49	14,300	13,818
[2]	CFCRE Commercial Mortgage Trust Series 2017-C8	3.572%	6/15/50	3,650	3,502
[2]	CGMS Commercial Mortgage Trust Series 2017-B1	3.458%	8/15/50	13,430	12,874
[2]	CGMS Commercial Mortgage Trust Series 2017-B1	3.711%	8/15/50	2,675	2,557
[2]	Chase Issuance Trust Series 2022-A1	3.970%	9/15/27	4,200	4,187
[2]	Chase Issuance Trust Series 2023-A1	5.160%	9/15/28	8,740	8,843
[2]	Chase Issuance Trust Series 2023-A2	5.080%	9/15/30	7,720	7,847
[2]	Chase Issuance Trust Series 2024-A1	4.600%	1/16/29	13,300	13,334
[2]	Chase Issuance Trust Series 2024-A2	4.630%	1/15/31	7,200	7,191
[2]	Citibank Credit Card Issuance Trust Series 2007-A3	6.150%	6/15/39	5,880	6,350
[2]	Citibank Credit Card Issuance Trust Series 2018-A7	3.960%	10/13/30	12,840	12,523
[2]	Citibank Credit Card Issuance Trust Series 2023-A1	5.230%	12/8/27	1,700	1,711
[2]	Citigroup Commercial Mortgage Trust Series 2015-GC29	3.758%	4/10/48	4,365	4,281
[2]	Citigroup Commercial Mortgage Trust Series 2015-GC31	3.762%	6/10/48	4,625	4,588
[2]	Citigroup Commercial Mortgage Trust Series 2015-GC33	3.515%	9/10/58	2,619	2,603
[2]	Citigroup Commercial Mortgage Trust Series 2015-GC33	3.778%	9/10/58	5,725	5,663
[2]	Citigroup Commercial Mortgage Trust Series 2015-GC35	3.549%	11/10/48	2,195	2,166
[2]	Citigroup Commercial Mortgage Trust Series 2016-C1	3.003%	5/10/49	692	687
[2]	Citigroup Commercial Mortgage Trust Series 2016-C1	3.209%	5/10/49	6,500	6,348
[2]	Citigroup Commercial Mortgage Trust Series 2016-C2	2.832%	8/10/49	3,500	3,383
[2]	Citigroup Commercial Mortgage Trust Series 2016-GC36	3.616%	2/10/49	14,925	14,618
[2]	Citigroup Commercial Mortgage Trust Series 2016-GC37	3.314%	4/10/49	11,645	11,434
[2]	Citigroup Commercial Mortgage Trust Series 2016-P4	2.646%	7/10/49	3,115	3,022
[2]	Citigroup Commercial Mortgage Trust Series 2016-P4	2.902%	7/10/49	3,825	3,711
[2]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.209%	10/12/50	1,040	996
[2]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.471%	10/12/50	10,700	10,277
[2]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.764%	10/12/50	2,125	1,997
[2]	Citigroup Commercial Mortgage Trust Series 2018-B2	3.744%	3/10/51	2,415	2,339
[2]	Citigroup Commercial Mortgage Trust Series 2018-B2	4.009%	3/10/51	17,325	16,815
[2]	Citigroup Commercial Mortgage Trust Series 2018-C5	3.963%	6/10/51	3,995	3,856
[2]	Citigroup Commercial Mortgage Trust Series 2018-C6	4.412%	11/10/51	2,300	2,202
[2]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.102%	12/15/72	7,722	7,043
[2]	Citigroup Commercial Mortgage Trust Series 2019-GC41	2.869%	8/10/56	22,410	20,155
[2]	Citigroup Commercial Mortgage Trust Series 2019-GC43	3.038%	11/10/52	16,100	14,359
[2]	Citigroup Commercial Mortgage Trust Series 2020-GC46	2.717%	2/15/53	14,355	12,595
[2]	Citigroup Commercial Mortgage Trust Series 2020-GC46	2.918%	2/15/53	2,655	2,272
[2]	Citigroup Commercial Mortgage Trust Series 2022-GC48	4.579%	5/15/54	6,775	6,562
[2]	CNH Equipment Trust Series 2021-C	0.810%	12/15/26	1,128	1,112
[2]	CNH Equipment Trust Series 2021-C	1.160%	10/16/28	700	676
[2]	CNH Equipment Trust Series 2022-A	2.940%	7/15/27	1,603	1,589
[2]	CNH Equipment Trust Series 2022-A	3.030%	3/15/29	1,450	1,408
[2]	CNH Equipment Trust Series 2022-B	3.890%	8/16/27	801	797
[2]	CNH Equipment Trust Series 2022-B	3.910%	3/15/28	675	666
[2]	CNH Equipment Trust Series 2022-C	5.150%	4/17/28	1,945	1,957
[2]	CNH Equipment Trust Series 2023-A	4.810%	8/15/28	3,675	3,689
[2]	CNH Equipment Trust Series 2023-A	4.770%	10/15/30	775	776
[2]	CNH Equipment Trust Series 2023-B	5.600%	2/15/29	5,150	5,240
[2]	CNH Equipment Trust Series 2023-B	5.460%	3/17/31	1,050	1,073
[2]	CNH Equipment Trust Series 2024-A	4.770%	6/15/29	2,950	2,959
[2]	CNH Equipment Trust Series 2024-A	4.800%	7/15/31	1,200	1,201
[2]	CNH Equipment Trust Series 2024-B	5.190%	9/17/29	3,500	3,545
[2]	CNH Equipment Trust Series 2024-B	5.230%	11/17/31	2,500	2,530
[2]	CNH Equipment Trust Series 2024-C	4.120%	3/15/32	1,365	1,337
[2]	COMM Mortgage Trust Series 2013-CR12	4.300%	10/10/46	751	693
[2]	COMM Mortgage Trust Series 2013-CR12	4.762%	10/10/46	575	291
14

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	COMM Mortgage Trust Series 2014-CR14	3.706%	2/10/47	657	629
[2]	COMM Mortgage Trust Series 2014-CR15	3.922%	2/10/47	685	661
[2]	COMM Mortgage Trust Series 2014-UBS4	3.694%	8/10/47	469	462
[2]	COMM Mortgage Trust Series 2015-CR22	3.309%	3/10/48	7,950	7,901
[2]	COMM Mortgage Trust Series 2015-CR22	3.603%	3/10/48	9,525	9,305
[2]	COMM Mortgage Trust Series 2015-CR23	3.801%	5/10/48	2,325	2,307
[2]	COMM Mortgage Trust Series 2015-CR24	3.432%	8/10/48	407	405
[2]	COMM Mortgage Trust Series 2015-CR25	3.759%	8/10/48	3,625	3,596
[2]	COMM Mortgage Trust Series 2015-CR26	3.630%	10/10/48	16,170	15,986
[2]	COMM Mortgage Trust Series 2015-CR27	3.404%	10/10/48	853	849
[2]	COMM Mortgage Trust Series 2015-CR27	3.612%	10/10/48	3,250	3,216
[2]	COMM Mortgage Trust Series 2015-CR27	4.338%	10/10/48	1,200	1,154
[2]	COMM Mortgage Trust Series 2015-LC19	3.527%	2/10/48	2,687	2,682
[2]	COMM Mortgage Trust Series 2015-LC21	3.445%	7/10/48	346	345
[2]	COMM Mortgage Trust Series 2015-LC23	3.774%	10/10/48	7,545	7,471
[2]	COMM Mortgage Trust Series 2016-CR28	3.762%	2/10/49	13,660	13,530
[2]	COMM Mortgage Trust Series 2016-DC2	3.550%	2/10/49	1,164	1,158
[2]	COMM Mortgage Trust Series 2017-COR2	3.317%	9/10/50	400	392
[2]	COMM Mortgage Trust Series 2017-COR2	3.510%	9/10/50	2,060	1,958
[2]	COMM Mortgage Trust Series 2018-COR3	3.961%	5/10/51	3,500	3,392
[2]	COMM Mortgage Trust Series 2018-COR3	4.228%	5/10/51	6,437	6,139
[2]	COMM Mortgage Trust Series 2019-GC44	2.950%	8/15/57	19,400	17,575
[2]	COMM Mortgage Trust Series 2019-GC44	3.263%	8/15/57	3,000	2,685
[2]	CSAIL Commercial Mortgage Trust Series 2015-C1	3.791%	4/15/50	2,825	2,783
[2]	CSAIL Commercial Mortgage Trust Series 2015-C1	4.044%	4/15/50	2,250	2,105
[2]	CSAIL Commercial Mortgage Trust Series 2015-C2	3.849%	6/15/57	2,900	2,802
[2]	CSAIL Commercial Mortgage Trust Series 2015-C3	3.718%	8/15/48	11,085	10,995
[2]	CSAIL Commercial Mortgage Trust Series 2015-C3	4.112%	8/15/48	2,625	2,388
[2]	CSAIL Commercial Mortgage Trust Series 2015-C4	3.617%	11/15/48	428	426
[2]	CSAIL Commercial Mortgage Trust Series 2015-C4	3.808%	11/15/48	6,605	6,547
[2]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.502%	11/15/49	11,675	11,268
[2]	CSAIL Commercial Mortgage Trust Series 2017-C8	3.392%	6/15/50	10,250	9,743
[2]	CSAIL Commercial Mortgage Trust Series 2017-CX9	3.446%	9/15/50	3,275	3,067
[2]	CSAIL Commercial Mortgage Trust Series 2017-CX10	3.458%	11/15/50	8,000	7,538
[2]	CSAIL Commercial Mortgage Trust Series 2018-CX11	4.033%	4/15/51	15,825	15,381
[2]	CSAIL Commercial Mortgage Trust Series 2018-CX12	4.224%	8/15/51	16,475	15,850
[2]	CSAIL Commercial Mortgage Trust Series 2019-C15	4.053%	3/15/52	26,700	25,591
[2]	CSAIL Commercial Mortgage Trust Series 2019-C16	3.329%	6/15/52	15,960	14,607
[2]	CSAIL Commercial Mortgage Trust Series 2021-C20	2.805%	3/15/54	16,000	13,859
[2]	CSAIL Commercial Mortgage Trust Series 2021-C20	3.076%	3/15/54	2,675	2,258
[2]	Daimler Trucks Retail Trust Series 2022-1	5.230%	2/17/26	1,160	1,162
[2]	Daimler Trucks Retail Trust Series 2022-1	5.390%	1/15/30	1,145	1,151
[2]	Daimler Trucks Retail Trust Series 2024-1	5.490%	12/15/27	5,395	5,464
[2]	Daimler Trucks Retail Trust Series 2024-1	5.560%	7/15/31	6,625	6,736
[2]	DBGS Mortgage Trust Series 2018-C1	4.466%	10/15/51	7,275	6,952
[2]	DBJPM Mortgage Trust Series 2016-C1	3.276%	5/10/49	4,275	4,175
[2]	DBJPM Mortgage Trust Series 2016-C3	2.890%	8/10/49	5,000	4,836
[2]	DBJPM Mortgage Trust Series 2017-C6	3.328%	6/10/50	7,900	7,562
[2]	DBJPM Mortgage Trust Series 2017-C6	3.561%	6/10/50	2,174	2,013
[2]	DBJPM Mortgage Trust Series 2020-C9	1.926%	8/15/53	3,100	2,617
[2]	Discover Card Execution Note Trust Series 2021-A2	1.030%	9/15/28	10,325	9,738
[2]	Discover Card Execution Note Trust Series 2022-A1	1.960%	2/15/27	14,100	14,057
[2]	Discover Card Execution Note Trust Series 2022-A2	3.320%	5/15/27	26,050	25,929
[2]	Discover Card Execution Note Trust Series 2022-A3	3.560%	7/15/27	28,425	28,280
[2]	Discover Card Execution Note Trust Series 2022-A4	5.030%	10/15/27	15,375	15,453
[2]	Discover Card Execution Note Trust Series 2023-A1	4.310%	3/15/28	20,675	20,628
[2]	Discover Card Execution Note Trust Series 2023-A2	4.930%	6/15/28	20,650	20,786
[2]	Drive Auto Receivables Trust Series 2021-2	1.390%	3/15/29	2,292	2,254
[2]	Drive Auto Receivables Trust Series 2021-3	1.470%	1/15/27	27	27
[2]	Drive Auto Receivables Trust Series 2024-2	4.500%	9/15/28	920	917
[2]	Exeter Automobile Receivables Trust Series 2021-3A	1.550%	6/15/27	3,521	3,436
[2]	Exeter Automobile Receivables Trust Series 2022-1A	2.560%	6/15/28	319	319
[2]	Exeter Automobile Receivables Trust Series 2022-1A	3.020%	6/15/28	2,100	2,066
[2]	Exeter Automobile Receivables Trust Series 2022-2A	3.850%	7/17/28	1,565	1,562
[2]	Exeter Automobile Receivables Trust Series 2022-2A	4.560%	7/17/28	1,300	1,295
[2]	Exeter Automobile Receivables Trust Series 2022-3A	5.300%	9/15/27	2,057	2,060
[2]	Exeter Automobile Receivables Trust Series 2022-3A	6.760%	9/15/28	1,450	1,472
[2]	Exeter Automobile Receivables Trust Series 2022-4A	4.920%	12/15/28	1,306	1,306
[2]	Exeter Automobile Receivables Trust Series 2022-4A	5.980%	12/15/28	575	581
[2]	Exeter Automobile Receivables Trust Series 2022-5A	6.510%	12/15/27	1,050	1,056
15

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Exeter Automobile Receivables Trust Series 2022-5A	7.400%	2/15/29	1,050	1,078
[2]	Exeter Automobile Receivables Trust Series 2023-1A	5.720%	4/15/27	121	121
[2]	Exeter Automobile Receivables Trust Series 2023-1A	5.820%	2/15/28	1,195	1,200
[2]	Exeter Automobile Receivables Trust Series 2023-1A	6.690%	6/15/29	525	534
[2]	Exeter Automobile Receivables Trust Series 2023-4A	6.310%	10/15/27	890	894
[2]	Exeter Automobile Receivables Trust Series 2023-4A	6.510%	8/15/28	1,300	1,321
[2]	Exeter Automobile Receivables Trust Series 2024-3A	5.570%	9/15/28	3,250	3,280
[2]	Exeter Automobile Receivables Trust Series 2024-4A	5.290%	8/15/30	2,563	2,578
[2]	Exeter Automobile Receivables Trust Series 2024-5A	4.480%	4/16/29	460	457
[2,4]	Fannie Mae-Aces Series 2015-M8	2.900%	1/25/25	578	576
[2,4]	Fannie Mae-Aces Series 2015-M10	3.092%	4/25/27	3,307	3,213
[2,4]	Fannie Mae-Aces Series 2015-M11	2.858%	4/25/25	2,091	2,080
[2,4]	Fannie Mae-Aces Series 2015-M12	2.797%	5/25/25	6,570	6,505
[2,4]	Fannie Mae-Aces Series 2015-M15	2.923%	10/25/25	6,559	6,483
[2,4]	Fannie Mae-Aces Series 2016-M3	2.702%	2/25/26	3,023	2,962
[2,4]	Fannie Mae-Aces Series 2016-M4	2.576%	3/25/26	3,395	3,313
[2,4]	Fannie Mae-Aces Series 2016-M5	2.469%	4/25/26	13,279	12,950
[2,4]	Fannie Mae-Aces Series 2016-M6	2.488%	5/25/26	7,563	7,350
[2,4]	Fannie Mae-Aces Series 2016-M7	2.499%	9/25/26	2,937	2,856
[2,4]	Fannie Mae-Aces Series 2016-M9	2.292%	6/25/26	16,756	16,255
[2,4]	Fannie Mae-Aces Series 2016-M11	2.369%	7/25/26	15,536	15,046
[2,4]	Fannie Mae-Aces Series 2016-M12	2.438%	9/25/26	15,457	14,923
[2,4]	Fannie Mae-Aces Series 2016-M13	2.519%	9/25/26	4,873	4,711
[2,4]	Fannie Mae-Aces Series 2017-M1	2.415%	10/25/26	9,059	8,721
[2,4]	Fannie Mae-Aces Series 2017-M2	2.825%	2/25/27	4,714	4,558
[2,4]	Fannie Mae-Aces Series 2017-M3	2.464%	12/25/26	7,606	7,314
[2,4]	Fannie Mae-Aces Series 2017-M4	2.552%	12/25/26	10,383	9,993
[2,4]	Fannie Mae-Aces Series 2017-M5	2.993%	4/25/29	825	774
[2,4]	Fannie Mae-Aces Series 2017-M7	2.961%	2/25/27	9,840	9,514
[2,4]	Fannie Mae-Aces Series 2017-M8	3.061%	5/25/27	11,094	10,733
[2,4]	Fannie Mae-Aces Series 2017-M11	2.980%	8/25/29	3,774	3,505
[2,4]	Fannie Mae-Aces Series 2017-M12	3.061%	6/25/27	11,914	11,505
[2,4]	Fannie Mae-Aces Series 2017-M13	2.935%	9/25/27	1,009	965
[2,4]	Fannie Mae-Aces Series 2017-M14	2.811%	11/25/27	3,868	3,677
[2,4]	Fannie Mae-Aces Series 2017-M15	3.158%	11/25/27	12,889	12,424
[2,4]	Fannie Mae-Aces Series 2018-M1	2.989%	12/25/27	6,402	6,135
[2,4]	Fannie Mae-Aces Series 2018-M2	2.906%	1/25/28	24,339	23,247
[2,4]	Fannie Mae-Aces Series 2018-M3	3.063%	2/25/30	2,692	2,500
[2,4]	Fannie Mae-Aces Series 2018-M4	3.057%	3/25/28	8,578	8,175
[2,4]	Fannie Mae-Aces Series 2018-M7	3.032%	3/25/28	6,525	6,236
[2,4]	Fannie Mae-Aces Series 2018-M8	3.303%	6/25/28	5,099	4,896
[2,4]	Fannie Mae-Aces Series 2018-M10	3.355%	7/25/28	3,533	3,398
[2,4]	Fannie Mae-Aces Series 2018-M12	3.627%	8/25/30	2,530	2,390
[2,4]	Fannie Mae-Aces Series 2018-M13	3.743%	9/25/30	8,509	8,052
[2,4]	Fannie Mae-Aces Series 2018-M14	3.580%	8/25/28	9,518	9,179
[2,4]	Fannie Mae-Aces Series 2019-M1	3.543%	9/25/28	17,263	16,613
[2,4]	Fannie Mae-Aces Series 2019-M2	3.623%	11/25/28	10,442	10,037
[2,4]	Fannie Mae-Aces Series 2019-M4	3.610%	2/25/31	16,067	15,071
[2,4]	Fannie Mae-Aces Series 2019-M5	3.273%	2/25/29	9,836	9,325
[2,4]	Fannie Mae-Aces Series 2019-M7	3.143%	4/25/29	10,908	10,219
[2,4]	Fannie Mae-Aces Series 2019-M9	2.937%	6/25/29	15,423	14,383
[2,4]	Fannie Mae-Aces Series 2019-M12	2.885%	6/25/29	40,099	37,157
[2,4]	Fannie Mae-Aces Series 2019-M18	2.469%	8/25/29	13,284	12,089
[2,4]	Fannie Mae-Aces Series 2019-M18	2.577%	9/25/31	8,700	7,596
[2,4]	Fannie Mae-Aces Series 2019-M21	2.350%	2/25/31	6,598	5,881
[2,4]	Fannie Mae-Aces Series 2019-M22	2.522%	8/25/29	23,048	21,027
[2,4]	Fannie Mae-Aces Series 2019-M25	2.330%	11/25/29	5,539	4,995
[2,4]	Fannie Mae-Aces Series 2020-M1	2.151%	10/25/29	4,546	4,351
[2,4]	Fannie Mae-Aces Series 2020-M1	2.444%	10/25/29	13,285	11,918
[2,4]	Fannie Mae-Aces Series 2020-M5	2.210%	1/25/30	6,200	5,506
[2,4]	Fannie Mae-Aces Series 2020-M14	1.784%	5/25/30	10,005	8,594
[2,4]	Fannie Mae-Aces Series 2020-M29	1.492%	5/25/30	9,575	8,068
[2,4]	Fannie Mae-Aces Series 2020-M42	1.270%	7/25/30	18,015	14,939
[2,4]	Fannie Mae-Aces Series 2020-M46	1.323%	5/25/30	14,000	11,871
[2,4]	Fannie Mae-Aces Series 2020-M52	1.315%	10/25/30	15,325	12,715
[2,4]	Fannie Mae-Aces Series 2020-M53	1.690%	11/25/32	29,000	23,257
[2,4]	Fannie Mae-Aces Series 2021-M1	1.389%	11/25/30	8,700	7,144
[2,4]	Fannie Mae-Aces Series 2021-M1G	1.469%	11/25/30	3,175	2,632
[2,4]	Fannie Mae-Aces Series 2021-M3G	1.245%	1/25/31	15,100	12,350
[2,4]	Fannie Mae-Aces Series 2021-M4	1.462%	2/25/31	14,675	12,022
16

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,4]	Fannie Mae-Aces Series 2021-M11	1.458%	3/25/31	20,925	17,074
[2,4]	Fannie Mae-Aces Series 2021-M13	1.599%	4/25/31	3,120	2,559
[2,4]	Fannie Mae-Aces Series 2021-M13	1.627%	3/25/33	9,000	6,979
[2,4]	Fannie Mae-Aces Series 2021-M19	1.739%	10/25/31	18,150	14,918
[2,4]	Fannie Mae-Aces Series 2022-M1	1.668%	10/25/31	20,350	16,518
[2,4]	Fannie Mae-Aces Series 2022-M1G	1.532%	9/25/31	4,575	3,751
[2,4]	Fannie Mae-Aces Series 2022-M3	1.707%	11/25/31	6,150	5,013
[2,4]	Fannie Mae-Aces Series 2022-M4	2.290%	5/25/30	10,250	9,070
[2,4]	Fannie Mae-Aces Series 2022-M8	1.936%	12/25/31	10,050	8,295
[2,4]	Fannie Mae-Aces Series 2022-M10	1.938%	1/25/32	39,175	32,345
[2,4]	Fannie Mae-Aces Series 2023-M1S	4.501%	4/25/33	10,090	9,836
[2,4]	Fannie Mae-Aces Series 2023-M6	4.181%	7/25/28	9,575	9,386
[2,4]	Fannie Mae-Aces Series 2023-M8	4.471%	3/25/33	3,800	3,662
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K044	2.811%	1/25/25	657	655
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K045	3.023%	1/25/25	4,316	4,302
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K046	3.205%	3/25/25	8,170	8,133
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K047	3.329%	5/25/25	6,377	6,338
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K048	3.284%	6/25/25	10,485	10,416
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K049	3.010%	7/25/25	9,197	9,115
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K050	3.334%	8/25/25	9,901	9,819
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K052	3.151%	11/25/25	7,024	6,945
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K053	2.995%	12/25/25	4,050	3,995
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K054	2.745%	1/25/26	15,438	15,175
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K055	2.673%	3/25/26	14,102	13,810
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K056	2.525%	5/25/26	11,625	11,336
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K057	2.570%	7/25/26	18,025	17,550
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K058	2.653%	8/25/26	11,575	11,235
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K059	3.120%	9/25/26	6,500	6,349
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K060	3.300%	10/25/26	4,321	4,224
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K061	3.347%	11/25/26	12,480	12,181
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K062	3.413%	12/25/26	12,850	12,577
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K063	3.430%	1/25/27	29,250	28,617
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K064	3.224%	3/25/27	14,200	13,812
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K065	3.243%	4/25/27	3,000	2,913
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K066	3.117%	6/25/27	10,060	9,729
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K067	3.194%	7/25/27	18,126	17,516
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K068	3.244%	8/25/27	7,675	7,419
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K069	3.187%	9/25/27	13,881	13,389
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K070	3.303%	11/25/27	4,875	4,707
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K071	3.286%	11/25/27	10,048	9,688
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K072	3.444%	12/25/27	7,300	7,062
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K073	3.350%	1/25/28	9,650	9,307
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K074	3.600%	1/25/28	16,150	15,679
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K075	3.650%	2/25/28	10,950	10,632
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K076	3.900%	4/25/28	35,850	35,027
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K077	3.850%	5/25/28	17,950	17,499
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K078	3.854%	6/25/28	6,500	6,336
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K079	3.926%	6/25/28	10,157	9,914
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K080	3.736%	4/25/28	614	604
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K080	3.926%	7/25/28	11,250	10,981
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K081	3.900%	8/25/28	31,075	30,270
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K082	3.920%	9/25/28	11,640	11,342
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K083	4.050%	9/25/28	9,580	9,373
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K084	3.780%	10/25/28	36,100	34,932
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K085	4.060%	10/25/28	37,950	37,074
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K087	3.591%	10/25/27	659	652
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K087	3.771%	12/25/28	15,101	14,612
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K088	3.690%	1/25/29	16,080	15,491
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K089	3.563%	1/25/29	10,500	10,064
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K090	3.422%	2/25/29	12,175	11,598
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K091	3.505%	3/25/29	20,400	19,489
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K092	3.298%	4/25/29	13,215	12,497
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K093	2.982%	5/25/29	23,400	21,859
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K094	2.903%	6/25/29	15,725	14,596
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K095	2.785%	6/25/29	15,850	14,641
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K096	2.519%	7/25/29	13,750	12,574
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K098	2.425%	8/25/29	26,450	23,968
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K099	2.595%	9/25/29	12,180	11,098
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K101	2.524%	10/25/29	21,365	19,355
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K102	2.537%	10/25/29	19,195	17,404
17

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K103	2.651%	11/25/29	16,700	15,190
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K104	2.253%	1/25/30	25,885	23,051
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K105	1.872%	1/25/30	5,665	4,947
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K106	2.069%	1/25/30	25,000	22,030
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K107	1.639%	1/25/30	6,450	5,577
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K108	1.517%	3/25/30	9,825	8,410
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K109	1.558%	4/25/30	6,150	5,250
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K110	1.477%	4/25/30	5,375	4,576
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K111	1.350%	5/25/30	11,555	9,727
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K114	1.366%	6/25/30	15,520	13,004
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K116	1.378%	7/25/30	19,720	16,512
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K117	1.406%	8/25/30	19,215	16,061
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K118	1.493%	9/25/30	25,215	21,131
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K119	1.566%	9/25/30	3,500	2,943
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K120	1.500%	10/25/30	17,380	14,510
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K121	0.995%	8/25/30	1,672	1,481
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K121	1.547%	10/25/30	10,880	9,101
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K122	0.863%	5/25/30	692	620
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K122	1.521%	11/25/30	10,900	9,083
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K123	1.621%	12/25/30	22,275	18,667
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K124	1.658%	12/25/30	18,650	15,632
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K125	1.846%	1/25/31	43,265	36,616
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K126	2.074%	1/25/31	22,825	19,602
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K127	2.108%	1/25/31	27,475	23,608
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K128	2.020%	3/25/31	15,240	13,012
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K129	1.342%	9/25/30	3,121	2,756
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K129	1.914%	5/25/31	26,225	22,165
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K130	1.723%	6/25/31	10,025	8,334
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K131	1.853%	7/25/31	26,325	22,025
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K132	2.023%	8/25/31	7,750	6,512
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K133	2.096%	9/25/31	12,800	10,791
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K134	1.714%	7/25/31	1,009	899
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K134	2.243%	10/25/31	11,675	9,926
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K135	2.154%	10/25/31	7,675	6,490
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K138	2.476%	1/25/32	10,200	8,761
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K140	2.250%	1/25/32	7,650	6,461
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K143	2.350%	3/25/32	7,800	6,613
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K143	2.711%	4/25/55	2,195	1,987
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K148	3.500%	7/25/32	47,125	43,007
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K152	3.080%	1/25/31	5,800	5,286
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K152	3.780%	11/25/32	15,000	13,920
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K153	3.294%	3/25/29	10,000	9,436
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K153	3.117%	10/25/31	8,700	7,807
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K154	3.424%	4/25/32	4,100	3,871
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K154	3.459%	11/25/32	5,468	4,948
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K155	3.750%	11/25/32	5,202	4,938
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K155	3.750%	4/25/33	11,212	10,295
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K156	4.430%	2/25/33	6,150	5,957
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	3.990%	5/25/33	3,600	3,455
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	4.200%	5/25/33	13,450	12,775
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	3.990%	8/25/33	4,625	4,299
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K158	3.900%	12/25/30	5,000	4,778
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K158	4.050%	7/25/33	13,350	12,540
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K159	3.950%	11/25/30	3,075	2,947
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K159	4.500%	7/25/33	9,580	9,284
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K160	4.500%	8/25/33	15,150	14,686
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K161	4.900%	10/25/33	7,800	7,768
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K163	5.000%	3/25/34	10,000	10,024
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K164	5.000%	5/25/34	13,600	13,627
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K165	4.489%	9/25/34	5,150	4,960
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K166	4.580%	10/25/34	17,000	16,471
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K167	4.760%	10/25/34	8,350	8,208
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K505	4.819%	6/25/28	10,040	10,064
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K506	4.650%	8/25/28	7,500	7,485
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K507	4.800%	9/25/28	7,000	7,015
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K508	4.740%	8/25/28	12,500	12,498
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K509	4.850%	9/25/28	9,050	9,086
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K510	5.069%	10/25/28	5,950	6,015
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K511	4.860%	10/25/28	3,750	3,763
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K512	5.000%	11/25/28	5,050	5,094
18

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K513	4.724%	12/25/28	7,750	7,742
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K515	5.400%	1/25/29	11,500	11,744
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K516	5.477%	1/25/29	9,950	10,211
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K517	5.355%	1/25/29	9,675	9,886
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K518	5.400%	1/25/29	29,200	29,894
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K520	5.180%	3/25/29	8,200	8,324
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K524	4.720%	5/25/29	3,500	3,493
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K526	4.543%	7/25/29	8,000	7,922
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K730	3.590%	1/25/25	98	98
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K731	3.600%	2/25/25	6,205	6,186
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K732	3.700%	5/25/25	10,385	10,333
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K734	3.208%	2/25/26	20,211	19,960
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K735	2.862%	5/25/26	19,283	18,897
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K737	2.525%	10/25/26	23,725	22,939
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K738	1.545%	1/25/27	8,325	7,867
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K739	1.336%	9/25/27	23,650	21,871
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K741	1.603%	12/25/27	2,325	2,135
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K742	1.760%	3/25/28	12,400	11,371
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K743	1.770%	5/25/28	8,250	7,513
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K744	1.712%	7/25/28	5,654	5,137
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K745	1.657%	8/25/28	15,675	14,131
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K746	2.031%	9/25/28	10,275	9,353
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K747	2.050%	11/25/28	9,175	8,329
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K749	2.120%	4/25/29	2,125	1,908
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K751	4.412%	3/25/30	10,225	10,060
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K752	4.284%	7/25/30	10,100	9,844
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K753	4.400%	10/25/30	12,100	11,864
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K754	4.940%	11/25/30	5,500	5,526
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K755	5.203%	2/25/31	8,500	8,649
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K756	4.963%	5/25/31	6,000	6,032
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K757	4.456%	8/25/31	15,500	15,151
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K758	4.680%	10/25/31	16,000	15,817
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1510	3.718%	1/25/31	4,175	3,924
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1510	3.794%	1/25/34	23,775	21,705
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1511	3.470%	3/25/31	5,225	4,832
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1511	3.542%	3/25/34	13,170	11,748
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1513	2.797%	8/25/34	22,265	18,545
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1514	2.859%	10/25/34	13,375	11,161
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1515	1.940%	2/25/35	14,450	11,064
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1516	1.721%	5/25/35	14,075	10,360
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1517	1.716%	7/25/35	19,930	14,759
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1518	1.860%	10/25/35	6,005	4,456
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1519	2.013%	12/25/35	11,525	8,627
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1520	2.007%	7/25/35	3,564	2,920
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1520	2.438%	2/25/36	13,075	10,195
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1521	2.184%	8/25/36	10,075	7,565
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1522	2.361%	10/25/36	9,220	7,009
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series KC02	3.370%	7/25/25	7,790	7,731
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series KS03	3.161%	5/25/25	5,602	5,584
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series KS06	2.720%	7/25/26	10,806	10,546
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series KW01	2.853%	1/25/26	11,275	11,108
[2]	Fifth Third Auto Trust Series 2023-1	5.530%	8/15/28	7,220	7,299
[2]	Fifth Third Auto Trust Series 2023-1	5.520%	2/17/31	1,605	1,631
[2]	First National Master Note Trust Series 2023-2	5.770%	9/15/29	3,750	3,805
[2]	Ford Credit Auto Lease Trust Series 2023-A	4.940%	3/15/26	983	983
[2]	Ford Credit Auto Lease Trust Series 2023-A	4.830%	5/15/26	1,175	1,176
[2]	Ford Credit Auto Lease Trust Series 2023-B	5.910%	10/15/26	5,650	5,682
[2]	Ford Credit Auto Lease Trust Series 2023-B	5.870%	1/15/27	1,800	1,821
[2]	Ford Credit Auto Lease Trust Series 2023-B	6.200%	2/15/27	1,300	1,320
[2]	Ford Credit Auto Owner Trust Series 2020-C	0.510%	8/15/26	665	664
[2]	Ford Credit Auto Owner Trust Series 2021-A	0.490%	9/15/26	1,813	1,801
[2]	Ford Credit Auto Owner Trust Series 2022-A	1.290%	6/15/26	621	617
[2]	Ford Credit Auto Owner Trust Series 2022-A	1.560%	5/15/27	800	782
[2]	Ford Credit Auto Owner Trust Series 2022-B	3.740%	9/15/26	1,531	1,528
[2]	Ford Credit Auto Owner Trust Series 2022-B	3.930%	8/15/27	1,175	1,169
[2]	Ford Credit Auto Owner Trust Series 2022-C	4.480%	12/15/26	3,413	3,411
[2]	Ford Credit Auto Owner Trust Series 2022-C	4.590%	12/15/27	4,725	4,729
[2]	Ford Credit Auto Owner Trust Series 2023-A	4.650%	2/15/28	2,725	2,728
[2]	Ford Credit Auto Owner Trust Series 2023-A	4.560%	12/15/28	1,300	1,298
[2]	Ford Credit Auto Owner Trust Series 2023-B	5.230%	5/15/28	3,875	3,909
19

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Ford Credit Auto Owner Trust Series 2023-B	5.060%	2/15/29	800	808
[2]	Ford Credit Auto Owner Trust Series 2023-C	5.530%	9/15/28	5,800	5,877
[2]	Ford Credit Auto Owner Trust Series 2023-C	5.490%	5/15/29	2,150	2,187
[2]	Ford Credit Auto Owner Trust Series 2024-A	5.090%	12/15/28	7,500	7,567
[2]	Ford Credit Auto Owner Trust Series 2024-A	5.010%	9/15/29	6,430	6,486
[2]	Ford Credit Auto Owner Trust Series 2024-B	5.100%	4/15/29	8,000	8,093
[2]	Ford Credit Auto Owner Trust Series 2024-B	4.960%	5/15/30	1,250	1,261
[2]	Ford Credit Floorplan Master Owner Trust A Series 2018-4	4.060%	11/15/30	9,200	8,988
[2]	Ford Credit Floorplan Master Owner Trust A Series 2020-2	1.060%	9/15/27	9,865	9,624
[2]	GM Financial Automobile Leasing Trust Series 2023-1	5.160%	4/20/26	1,067	1,068
[2]	GM Financial Automobile Leasing Trust Series 2023-1	5.160%	1/20/27	2,600	2,606
[2]	GM Financial Automobile Leasing Trust Series 2023-1	5.510%	1/20/27	1,025	1,030
[2]	GM Financial Automobile Leasing Trust Series 2023-2	5.050%	7/20/26	2,896	2,901
[2]	GM Financial Automobile Leasing Trust Series 2023-2	5.090%	5/20/27	550	552
[2]	GM Financial Automobile Leasing Trust Series 2023-2	5.540%	5/20/27	1,025	1,032
[2]	GM Financial Automobile Leasing Trust Series 2023-3	5.380%	11/20/26	1,800	1,809
[2]	GM Financial Automobile Leasing Trust Series 2023-3	5.440%	8/20/27	525	530
[2]	GM Financial Automobile Leasing Trust Series 2023-3	5.880%	8/20/27	1,025	1,039
[2]	GM Financial Automobile Leasing Trust Series 2024-1	5.090%	3/22/27	5,625	5,659
[2]	GM Financial Automobile Leasing Trust Series 2024-1	5.090%	2/22/28	1,300	1,308
[2]	GM Financial Automobile Leasing Trust Series 2024-1	5.330%	3/20/28	1,300	1,310
[2]	GM Financial Automobile Leasing Trust Series 2024-2	5.390%	7/20/27	5,000	5,055
[2]	GM Financial Automobile Leasing Trust Series 2024-2	5.360%	5/22/28	5,000	5,057
[2]	GM Financial Automobile Leasing Trust Series 2024-2	5.560%	5/22/28	5,000	5,055
[2]	GM Financial Automobile Leasing Trust Series 2024-3	4.210%	10/20/27	1,850	1,840
[2]	GM Financial Automobile Leasing Trust Series 2024-3	4.220%	10/20/28	1,600	1,585
[2]	GM Financial Consumer Automobile Receivables Trust Series 2021-2	0.820%	10/16/26	1,031	1,021
[2]	GM Financial Consumer Automobile Receivables Trust Series 2021-3	0.480%	6/16/26	522	520
[2]	GM Financial Consumer Automobile Receivables Trust Series 2021-3	0.730%	8/16/27	3,150	3,090
[2]	GM Financial Consumer Automobile Receivables Trust Series 2021-4	0.680%	9/16/26	808	800
[2]	GM Financial Consumer Automobile Receivables Trust Series 2021-4	0.990%	10/18/27	1,450	1,410
[2]	GM Financial Consumer Automobile Receivables Trust Series 2022-1	1.260%	11/16/26	740	733
[2]	GM Financial Consumer Automobile Receivables Trust Series 2022-1	1.510%	4/17/28	925	898
[2]	GM Financial Consumer Automobile Receivables Trust Series 2022-2	3.100%	2/16/27	1,785	1,773
[2]	GM Financial Consumer Automobile Receivables Trust Series 2022-2	3.250%	4/17/28	650	640
[2]	GM Financial Consumer Automobile Receivables Trust Series 2022-3	3.640%	4/16/27	2,404	2,394
[2]	GM Financial Consumer Automobile Receivables Trust Series 2022-3	3.710%	12/16/27	1,739	1,722
[2]	GM Financial Consumer Automobile Receivables Trust Series 2022-4	4.820%	8/16/27	6,106	6,113
[2]	GM Financial Consumer Automobile Receivables Trust Series 2022-4	4.880%	8/16/28	1,600	1,609
[2]	GM Financial Consumer Automobile Receivables Trust Series 2023-1	4.660%	2/16/28	2,941	2,944
[2]	GM Financial Consumer Automobile Receivables Trust Series 2023-1	4.590%	7/17/28	800	801
[2]	GM Financial Consumer Automobile Receivables Trust Series 2023-2	4.470%	2/16/28	4,400	4,400
[2]	GM Financial Consumer Automobile Receivables Trust Series 2023-2	4.430%	10/16/28	4,125	4,113
[2]	GM Financial Consumer Automobile Receivables Trust Series 2023-3	5.450%	6/16/28	2,200	2,224
[2]	GM Financial Consumer Automobile Receivables Trust Series 2023-3	5.340%	12/18/28	1,294	1,311
[2]	GM Financial Consumer Automobile Receivables Trust Series 2023-4	5.780%	8/16/28	3,225	3,280
[2]	GM Financial Consumer Automobile Receivables Trust Series 2023-4	5.710%	2/16/29	3,075	3,150
[2]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	4.850%	12/18/28	1,300	1,307
[2]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	4.860%	6/18/29	800	805
[2]	GM Financial Consumer Automobile Receivables Trust Series 2024-2	5.100%	3/16/29	6,250	6,312
[2]	GM Financial Consumer Automobile Receivables Trust Series 2024-2	5.040%	9/17/29	3,125	3,157
[2]	GM Financial Consumer Automobile Receivables Trust Series 2024-3	5.130%	4/16/29	8,500	8,594
[2]	GM Financial Consumer Automobile Receivables Trust Series 2024-3	5.090%	11/16/29	7,425	7,508
[2]	GM Financial Consumer Automobile Receivables Trust Series 2024-4	4.440%	4/16/30	2,000	1,985
[2]	GS Mortgage Securities Trust Series 2014-GC22	3.862%	6/10/47	478	458
[2]	GS Mortgage Securities Trust Series 2014-GC24	3.931%	9/10/47	242	241
[2]	GS Mortgage Securities Trust Series 2014-GC24	4.419%	9/10/47	1,675	1,498
[2]	GS Mortgage Securities Trust Series 2014-GC26	3.964%	11/10/47	219	212
[2]	GS Mortgage Securities Trust Series 2014-GC26	4.215%	11/10/47	1,700	1,615
[2]	GS Mortgage Securities Trust Series 2015-GC30	3.382%	5/10/50	5,700	5,666
[2]	GS Mortgage Securities Trust Series 2015-GC32	3.513%	7/10/48	406	405
[2]	GS Mortgage Securities Trust Series 2015-GC34	3.244%	10/10/48	2,137	2,118
[2]	GS Mortgage Securities Trust Series 2015-GC34	3.278%	10/10/48	1,092	1,085
[2]	GS Mortgage Securities Trust Series 2015-GC34	3.506%	10/10/48	5,600	5,499
[2]	GS Mortgage Securities Trust Series 2016-GS2	3.050%	5/10/49	4,425	4,326
[2]	GS Mortgage Securities Trust Series 2016-GS3	2.850%	10/10/49	11,450	11,037
[2]	GS Mortgage Securities Trust Series 2016-GS4	3.442%	11/10/49	3,950	3,839
[2]	GS Mortgage Securities Trust Series 2016-GS4	3.645%	11/10/49	2,925	2,787
[2]	GS Mortgage Securities Trust Series 2017-GS5	3.674%	3/10/50	8,350	8,031
[2]	GS Mortgage Securities Trust Series 2017-GS5	3.826%	3/10/50	3,350	3,117
20

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	GS Mortgage Securities Trust Series 2017-GS6	3.433%	5/10/50	12,250	11,723
[2]	GS Mortgage Securities Trust Series 2017-GS6	3.638%	5/10/50	600	556
[2]	GS Mortgage Securities Trust Series 2017-GS6	4.322%	5/10/50	1,000	722
[2]	GS Mortgage Securities Trust Series 2017-GS7	3.430%	8/10/50	13,194	12,539
[2]	GS Mortgage Securities Trust Series 2017-GS7	3.663%	8/10/50	3,519	3,277
[2]	GS Mortgage Securities Trust Series 2017-GS8	3.205%	11/10/50	10,000	9,582
[2]	GS Mortgage Securities Trust Series 2019-GC38	3.968%	2/10/52	3,150	2,989
[2]	GS Mortgage Securities Trust Series 2019-GC39	3.567%	5/10/52	7,675	7,088
[2]	GS Mortgage Securities Trust Series 2019-GC40	2.904%	7/10/52	2,525	2,278
[2]	GS Mortgage Securities Trust Series 2019-GC40	3.160%	7/10/52	7,970	7,246
[2]	GS Mortgage Securities Trust Series 2019-GC42	3.001%	9/10/52	16,200	14,579
[2]	GS Mortgage Securities Trust Series 2019-GC42	3.212%	9/10/52	3,775	3,341
[2]	GS Mortgage Securities Trust Series 2019-GSA1	3.048%	11/10/52	7,164	6,548
[2]	GS Mortgage Securities Trust Series 2020-GC45	2.911%	2/13/53	7,370	6,612
[2]	GS Mortgage Securities Trust Series 2020-GC45	3.173%	2/13/53	2,110	1,883
[2]	GS Mortgage Securities Trust Series 2020-GC47	2.377%	5/12/53	4,270	3,701
[2]	GS Mortgage Securities Trust Series 2020-GSA2	2.012%	12/12/53	7,200	5,933
[2]	GS Mortgage Securities Trust Series 2020-GSA2	2.224%	12/12/53	1,100	877
[2]	Harley-Davidson Motorcycle Trust Series 2021-B	0.820%	5/15/29	1,866	1,833
[2]	Harley-Davidson Motorcycle Trust Series 2022-A	3.060%	2/15/27	441	439
[2]	Harley-Davidson Motorcycle Trust Series 2022-A	3.260%	1/15/30	1,050	1,036
[2]	Harley-Davidson Motorcycle Trust Series 2023-A	5.050%	12/15/27	3,847	3,860
[2]	Harley-Davidson Motorcycle Trust Series 2023-A	4.970%	6/17/30	4,125	4,137
[2]	Harley-Davidson Motorcycle Trust Series 2023-B	5.690%	8/15/28	6,252	6,323
[2]	Harley-Davidson Motorcycle Trust Series 2023-B	5.780%	4/15/31	2,050	2,090
[2]	Harley-Davidson Motorcycle Trust Series 2024-A	5.370%	3/15/29	2,500	2,529
[2]	Harley-Davidson Motorcycle Trust Series 2024-B	4.310%	7/16/29	1,150	1,144
[2]	Harley-Davidson Motorcycle Trust Series 2024-B	4.280%	4/15/32	3,000	2,960
[2]	Honda Auto Receivables Owner Trust Series 2021-3	0.410%	11/18/25	121	121
[2]	Honda Auto Receivables Owner Trust Series 2021-3	0.600%	12/20/27	925	920
[2]	Honda Auto Receivables Owner Trust Series 2021-4	0.880%	1/21/26	894	887
[2]	Honda Auto Receivables Owner Trust Series 2021-4	1.140%	6/21/28	1,050	1,036
[2]	Honda Auto Receivables Owner Trust Series 2022-1	1.880%	5/15/26	867	860
[2]	Honda Auto Receivables Owner Trust Series 2022-1	2.040%	12/15/28	1,050	1,032
[2]	Honda Auto Receivables Owner Trust Series 2022-2	3.730%	7/20/26	1,531	1,526
[2]	Honda Auto Receivables Owner Trust Series 2022-2	3.760%	12/18/28	775	770
[2]	Honda Auto Receivables Owner Trust Series 2023-1	5.040%	4/21/27	2,590	2,598
[2]	Honda Auto Receivables Owner Trust Series 2023-1	4.970%	6/21/29	1,300	1,313
[2]	Honda Auto Receivables Owner Trust Series 2023-2	4.930%	11/15/27	2,600	2,617
[2]	Honda Auto Receivables Owner Trust Series 2023-2	4.910%	9/17/29	775	779
[2]	Honda Auto Receivables Owner Trust Series 2023-3	5.410%	2/18/28	7,850	7,928
[2]	Honda Auto Receivables Owner Trust Series 2023-3	5.300%	12/18/29	1,060	1,072
[2]	Honda Auto Receivables Owner Trust Series 2023-4	5.670%	6/21/28	2,000	2,032
[2]	Honda Auto Receivables Owner Trust Series 2023-4	5.660%	2/21/30	900	918
[2]	Honda Auto Receivables Owner Trust Series 2024-1	5.210%	8/15/28	7,400	7,477
[2]	Honda Auto Receivables Owner Trust Series 2024-1	5.170%	5/15/30	1,000	1,012
[2]	Honda Auto Receivables Owner Trust Series 2024-2	5.270%	11/20/28	9,900	10,020
[2]	Honda Auto Receivables Owner Trust Series 2024-3	4.570%	3/21/29	8,825	8,832
[2]	Honda Auto Receivables Owner Trust Series 2024-4	4.330%	5/15/29	4,490	4,468
[2]	Honda Auto Receivables Owner Trust Series 2024-4	4.350%	12/16/30	1,400	1,388
[2]	Hyundai Auto Receivables Trust Series 2021-A	0.620%	5/17/27	397	395
[2]	Hyundai Auto Receivables Trust Series 2021-C	0.740%	5/15/26	329	328
[2]	Hyundai Auto Receivables Trust Series 2021-C	1.030%	12/15/27	1,325	1,299
[2]	Hyundai Auto Receivables Trust Series 2022-B	3.720%	11/16/26	2,211	2,204
[2]	Hyundai Auto Receivables Trust Series 2023-A	4.580%	4/15/27	4,834	4,836
[2]	Hyundai Auto Receivables Trust Series 2023-A	4.480%	7/17/28	1,675	1,672
[2]	Hyundai Auto Receivables Trust Series 2023-B	5.480%	4/17/28	3,105	3,139
[2]	Hyundai Auto Receivables Trust Series 2023-B	5.310%	8/15/29	906	919
[2]	Hyundai Auto Receivables Trust Series 2023-C	5.540%	10/16/28	2,600	2,638
[2]	Hyundai Auto Receivables Trust Series 2023-C	5.550%	12/17/29	1,300	1,330
[2]	Hyundai Auto Receivables Trust Series 2024-A	4.990%	2/15/29	6,500	6,548
[2]	Hyundai Auto Receivables Trust Series 2024-A	4.920%	1/15/31	1,750	1,763
[2]	Hyundai Auto Receivables Trust Series 2024-B	4.840%	3/15/29	5,500	5,528
[2]	Hyundai Auto Receivables Trust Series 2024-B	4.740%	9/16/30	3,500	3,505
[2]	Hyundai Auto Receivables Trust Series 2024-C	4.440%	1/15/31	1,380	1,369
[2]	John Deere Owner Trust Series 2021-B	0.520%	3/16/26	732	728
[2]	John Deere Owner Trust Series 2022-C	5.090%	6/15/27	8,403	8,428
[2]	John Deere Owner Trust Series 2022-C	5.200%	9/17/29	2,650	2,669
[2]	John Deere Owner Trust Series 2023-A	5.010%	11/15/27	3,225	3,239
[2]	John Deere Owner Trust Series 2023-A	5.010%	12/17/29	1,025	1,031
21

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	John Deere Owner Trust Series 2023-B	5.180%	3/15/28	4,000	4,033
[2]	John Deere Owner Trust Series 2023-B	5.110%	5/15/30	1,025	1,033
[2]	John Deere Owner Trust Series 2023-C	5.480%	5/15/28	8,890	8,991
[2]	John Deere Owner Trust Series 2023-C	5.390%	8/15/30	1,430	1,452
[2]	John Deere Owner Trust Series 2024-B	5.200%	3/15/29	3,900	3,949
[2]	John Deere Owner Trust Series 2024-B	5.190%	5/15/31	3,000	3,037
[2]	John Deere Owner Trust Series 2024-C	4.150%	8/15/31	2,113	2,078
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1	3.914%	1/15/49	4,600	4,543
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	2.870%	8/15/49	14,325	13,781
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	3.397%	8/15/49	725	635
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4	3.648%	12/15/49	5,800	5,636
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4	3.870%	12/15/49	4,650	4,453
[2]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.536%	2/15/47	797	765
[2]	JPMBB Commercial Mortgage Securities Trust Series 2014-C22	4.110%	9/15/47	1,449	1,384
[2]	JPMBB Commercial Mortgage Securities Trust Series 2014-C23	3.934%	9/15/47	84	84
[2]	JPMBB Commercial Mortgage Securities Trust Series 2014-C23	4.202%	9/15/47	2,462	2,421
[2]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.639%	11/15/47	196	196
[2]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.914%	11/15/47	4,125	3,918
[2]	JPMBB Commercial Mortgage Securities Trust Series 2014-C25	3.672%	11/15/47	2,040	2,009
[2]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.800%	1/15/48	2,875	2,830
[2]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.951%	1/15/48	2,875	2,743
[2]	JPMBB Commercial Mortgage Securities Trust Series 2015-C27	3.179%	2/15/48	1,561	1,556
[2]	JPMBB Commercial Mortgage Securities Trust Series 2015-C28	3.532%	10/15/48	1,725	1,713
[2]	JPMBB Commercial Mortgage Securities Trust Series 2015-C29	3.611%	5/15/48	4,650	4,628
[2]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	3.822%	7/15/48	3,050	3,003
[2]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	4.226%	7/15/48	2,900	2,790
[2]	JPMBB Commercial Mortgage Securities Trust Series 2015-C31	3.540%	8/15/48	264	263
[2]	JPMBB Commercial Mortgage Securities Trust Series 2015-C31	3.801%	8/15/48	7,454	7,386
[2]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.358%	11/15/48	719	716
[2]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.598%	11/15/48	5,875	5,777
[2]	JPMBB Commercial Mortgage Securities Trust Series 2015-C33	3.770%	12/15/48	4,230	4,187
[2]	JPMBB Commercial Mortgage Securities Trust Series 2016-C1	3.316%	3/17/49	852	845
[2]	JPMBB Commercial Mortgage Securities Trust Series 2016-C1	4.699%	3/17/49	330	321
[2]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP5	3.723%	3/15/50	17,175	16,658
[2]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP5	3.876%	3/15/50	3,200	3,025
[2]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.490%	7/15/50	10,755	10,237
[2]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.744%	7/15/50	4,500	4,164
[2]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP7	3.454%	9/15/50	2,034	1,944
[2]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR4	4.029%	3/10/52	17,650	16,520
[2]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR5	3.386%	6/13/52	11,975	10,834
[2]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR5	3.669%	6/13/52	1,075	961
[2]	JPMDB Commercial Mortgage Securities Trust Series 2016-C2	3.144%	6/15/49	4,400	4,267
[2]	JPMDB Commercial Mortgage Securities Trust Series 2016-C2	3.484%	6/15/49	2,050	1,878
[2]	JPMDB Commercial Mortgage Securities Trust Series 2016-C4	3.141%	12/15/49	879	839
[2]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.414%	3/15/50	3,211	3,114
[2]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.694%	3/15/50	14,250	13,710
[2]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.858%	3/15/50	5,600	5,051
[2]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.409%	10/15/50	3,850	3,650
[2]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.713%	10/15/50	2,400	2,260
[2]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.211%	6/15/51	13,125	12,656
[2]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.421%	6/15/51	1,575	1,504
[2]	JPMDB Commercial Mortgage Securities Trust Series 2019-COR6	3.057%	11/13/52	15,695	13,592
[2]	JPMDB Commercial Mortgage Securities Trust Series 2020-COR7	2.180%	5/13/53	3,940	3,199
[2]	Mercedes-Benz Auto Lease Trust Series 2023-A	4.740%	1/15/27	5,939	5,944
[2]	Mercedes-Benz Auto Lease Trust Series 2023-A	4.710%	2/15/29	3,125	3,131
[2]	Mercedes-Benz Auto Lease Trust Series 2024-A	5.320%	1/18/28	2,500	2,530
[2]	Mercedes-Benz Auto Lease Trust Series 2024-A	5.320%	2/15/30	2,150	2,176
[2]	Mercedes-Benz Auto Lease Trust Series 2024-B	4.230%	2/15/28	2,770	2,757
[2]	Mercedes-Benz Auto Lease Trust Series 2024-B	4.220%	6/17/30	1,400	1,387
[2]	Mercedes-Benz Auto Receivables Trust Series 2021-1	0.460%	6/15/26	509	506
[2]	Mercedes-Benz Auto Receivables Trust Series 2021-1	0.730%	12/15/27	750	729
[2]	Mercedes-Benz Auto Receivables Trust Series 2023-1	4.510%	11/15/27	3,912	3,912
[2]	Mercedes-Benz Auto Receivables Trust Series 2023-1	4.310%	4/16/29	725	721
[2]	Mercedes-Benz Auto Receivables Trust Series 2023-2	5.950%	11/15/28	5,200	5,296
[2]	Mercedes-Benz Auto Receivables Trust Series 2023-2	6.010%	1/15/31	4,100	4,238
[2]	Mercedes-Benz Auto Receivables Trust Series 2024-1	4.800%	4/16/29	11,300	11,351
[2]	Mercedes-Benz Auto Receivables Trust Series 2024-1	4.790%	7/15/31	800	802
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	4.274%	6/15/47	338	324
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.883%	4/15/48	2,875	2,710
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23	3.719%	7/15/50	5,775	5,736
22

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24	3.732%	5/15/48	4,900	4,865
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25	3.383%	10/15/48	653	650
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25	3.635%	10/15/48	3,252	3,215
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26	3.323%	10/15/48	263	262
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26	3.531%	10/15/48	2,605	2,572
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27	3.557%	12/15/47	225	225
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27	3.753%	12/15/47	3,500	3,463
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.272%	1/15/49	3,387	3,346
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.288%	1/15/49	451	449
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.544%	1/15/49	11,975	11,758
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29	3.140%	5/15/49	530	524
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29	3.325%	5/15/49	1,250	1,224
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30	2.860%	9/15/49	11,700	11,272
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31	3.102%	11/15/49	14,200	13,614
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.720%	12/15/49	13,521	13,148
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.994%	12/15/49	4,625	4,426
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33	3.599%	5/15/50	8,150	7,906
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33	3.852%	5/15/50	5,200	4,971
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.276%	11/15/52	5,725	5,456
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.536%	11/15/52	8,325	7,970
[2]	Morgan Stanley Capital I Trust Series 2015-UBS8	3.809%	12/15/48	4,100	4,042
[2]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.049%	11/15/49	5,850	5,597
[2]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.282%	11/15/49	4,707	4,223
[2]	Morgan Stanley Capital I Trust Series 2016-UB11	2.782%	8/15/49	11,700	11,262
[2]	Morgan Stanley Capital I Trust Series 2016-UB12	3.596%	12/15/49	11,625	11,218
[2]	Morgan Stanley Capital I Trust Series 2016-UB12	3.778%	12/15/49	5,000	4,678
[2]	Morgan Stanley Capital I Trust Series 2017-H1	3.530%	6/15/50	7,500	7,231
[2]	Morgan Stanley Capital I Trust Series 2018-H4	4.310%	12/15/51	10,000	9,691
[2]	Morgan Stanley Capital I Trust Series 2019-H6	3.417%	6/15/52	14,885	13,812
[2]	Morgan Stanley Capital I Trust Series 2019-H6	3.700%	6/15/52	1,875	1,724
[2]	Morgan Stanley Capital I Trust Series 2019-H7	3.261%	7/15/52	5,625	5,201
[2]	Morgan Stanley Capital I Trust Series 2019-L2	3.806%	3/15/52	4,015	3,850
[2]	Morgan Stanley Capital I Trust Series 2019-L2	4.071%	3/15/52	8,435	8,052
[2]	Morgan Stanley Capital I Trust Series 2019-L3	3.127%	11/15/52	10,950	10,019
[2]	Morgan Stanley Capital I Trust Series 2020-HR8	2.041%	7/15/53	7,595	6,457
[2]	Morgan Stanley Capital I Trust Series 2020-L4	2.698%	2/15/53	10,525	9,389
[2]	Morgan Stanley Capital I Trust Series 2020-L4	2.880%	2/15/53	1,575	1,389
[2]	Morgan Stanley Capital I Trust Series 2021-L6	2.444%	6/15/54	5,275	4,454
[2]	Morgan Stanley Capital I Trust Series 2021-L6	2.749%	6/15/54	900	759
[2]	Morgan Stanley Capital I Trust Series 2021-L6	2.951%	6/15/54	525	422
[2]	Morgan Stanley Capital I Trust Series 2021-L7	2.574%	10/15/54	10,560	8,939
[2]	Morgan Stanley Capital I Trust Series 2022-L8	3.793%	4/15/55	10,450	9,434
[2]	MSWF Commercial Mortgage Trust Series 2023-1	5.752%	5/15/56	5,225	5,396
[2]	MSWF Commercial Mortgage Trust Series 2023-1	6.199%	5/15/56	3,632	3,775
[2]	MSWF Commercial Mortgage Trust Series 2023-2	6.014%	12/15/56	2,150	2,264
[2]	Nissan Auto Lease Trust Series 2023-A	4.910%	1/15/26	596	596
[2]	Nissan Auto Lease Trust Series 2023-A	4.800%	7/15/27	1,100	1,100
[2]	Nissan Auto Lease Trust Series 2023-B	5.690%	7/15/26	1,895	1,902
[2]	Nissan Auto Lease Trust Series 2023-B	5.610%	11/15/27	650	655
[2]	Nissan Auto Lease Trust Series 2024-A	4.910%	4/15/27	2,950	2,964
[2]	Nissan Auto Lease Trust Series 2024-A	4.970%	9/15/28	850	853
[2]	Nissan Auto Lease Trust Series 2024-B	4.920%	11/15/27	13,013	13,101
[2]	Nissan Auto Lease Trust Series 2024-B	4.960%	8/15/28	10,400	10,442
[2]	Nissan Auto Receivables Owner Trust Series 2021-A	0.570%	9/15/27	3,006	2,959
[2]	Nissan Auto Receivables Owner Trust Series 2022-A	1.860%	8/17/26	1,195	1,183
[2]	Nissan Auto Receivables Owner Trust Series 2022-A	2.070%	12/17/29	2,100	2,044
[2]	Nissan Auto Receivables Owner Trust Series 2022-B	4.460%	5/17/27	3,150	3,149
[2]	Nissan Auto Receivables Owner Trust Series 2022-B	4.450%	11/15/29	1,050	1,048
[2]	Nissan Auto Receivables Owner Trust Series 2023-A	4.910%	11/15/27	8,100	8,126
[2]	Nissan Auto Receivables Owner Trust Series 2023-A	4.850%	6/17/30	850	853
[2]	Nissan Auto Receivables Owner Trust Series 2023-B	5.930%	3/15/28	1,500	1,524
[2]	Nissan Auto Receivables Owner Trust Series 2023-B	5.960%	10/15/30	3,500	3,582
[2]	Nissan Auto Receivables Owner Trust Series 2024-A	5.280%	12/15/28	3,500	3,548
[2]	Nissan Auto Receivables Owner Trust Series 2024-A	5.180%	4/15/31	2,550	2,585
[2]	Nissan Auto Receivables Owner Trust Series 2024-B	4.340%	3/15/29	2,125	2,116
[2]	Nissan Auto Receivables Owner Trust Series 2024-B	4.350%	9/15/31	1,150	1,140
[2]	PSNH Funding LLC 3 Series 2018-1	3.506%	8/1/28	833	825
[2]	PSNH Funding LLC 3 Series 2018-1	3.814%	2/1/35	2,825	2,659
[2]	Santander Drive Auto Receivables Trust Series 2021-2	1.350%	7/15/27	1,558	1,543
[2]	Santander Drive Auto Receivables Trust Series 2021-3	1.330%	9/15/27	2,025	1,998
23

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Santander Drive Auto Receivables Trust Series 2021-4	1.670%	10/15/27	1,273	1,253
[2]	Santander Drive Auto Receivables Trust Series 2022-1	2.560%	4/17/28	570	569
[2]	Santander Drive Auto Receivables Trust Series 2022-2	3.440%	9/15/27	1,682	1,676
[2]	Santander Drive Auto Receivables Trust Series 2022-2	3.760%	7/16/29	2,625	2,597
[2]	Santander Drive Auto Receivables Trust Series 2022-3	4.130%	8/16/27	1,672	1,670
[2]	Santander Drive Auto Receivables Trust Series 2022-5	4.430%	3/15/27	722	722
[2]	Santander Drive Auto Receivables Trust Series 2022-5	4.740%	10/16/28	2,025	2,024
[2]	Santander Drive Auto Receivables Trust Series 2022-6	4.720%	6/15/27	584	584
[2]	Santander Drive Auto Receivables Trust Series 2022-6	4.960%	11/15/28	1,050	1,052
[2]	Santander Drive Auto Receivables Trust Series 2023-1	4.980%	2/15/28	1,487	1,488
[2]	Santander Drive Auto Receivables Trust Series 2023-1	5.090%	5/15/30	1,625	1,631
[2]	Santander Drive Auto Receivables Trust Series 2023-2	5.210%	7/15/27	843	844
[2]	Santander Drive Auto Receivables Trust Series 2023-2	5.240%	5/15/28	1,025	1,029
[2]	Santander Drive Auto Receivables Trust Series 2023-2	5.470%	12/16/30	1,025	1,034
[2]	Santander Drive Auto Receivables Trust Series 2023-3	5.610%	10/15/27	467	469
[2]	Santander Drive Auto Receivables Trust Series 2023-3	5.610%	7/17/28	1,950	1,968
[2]	Santander Drive Auto Receivables Trust Series 2023-3	5.770%	11/15/30	1,430	1,453
[2]	Santander Drive Auto Receivables Trust Series 2023-4	5.730%	4/17/28	3,360	3,382
[2]	Santander Drive Auto Receivables Trust Series 2023-4	5.770%	12/15/28	1,800	1,825
[2]	Santander Drive Auto Receivables Trust Series 2023-4	6.040%	12/15/31	4,620	4,719
[2]	Santander Drive Auto Receivables Trust Series 2023-5	6.020%	9/15/28	4,950	5,002
[2]	Santander Drive Auto Receivables Trust Series 2023-5	6.160%	12/17/29	2,800	2,863
[2]	Santander Drive Auto Receivables Trust Series 2023-5	6.430%	2/18/31	5,150	5,332
[2]	Santander Drive Auto Receivables Trust Series 2023-6	5.930%	7/17/28	3,450	3,486
[2]	Santander Drive Auto Receivables Trust Series 2023-6	5.980%	4/16/29	800	814
[2]	Santander Drive Auto Receivables Trust Series 2024-1	5.250%	4/17/28	1,450	1,456
[2]	Santander Drive Auto Receivables Trust Series 2024-1	5.230%	12/15/28	1,050	1,056
[2]	Santander Drive Auto Receivables Trust Series 2024-2	5.630%	11/15/28	12,500	12,617
[2]	Santander Drive Auto Receivables Trust Series 2024-2	5.780%	7/16/29	9,000	9,147
[2]	Santander Drive Auto Receivables Trust Series 2024-3	5.630%	1/16/29	7,650	7,746
[2]	Santander Drive Auto Receivables Trust Series 2024-4	4.850%	1/16/29	2,500	2,507
[2]	SG Commercial Mortgage Securities Trust Series 2016-C5	3.055%	10/10/48	9,000	8,698
[2]	Synchrony Card Funding LLC Series 2022-A1	3.370%	4/15/28	12,600	12,552
[2]	Synchrony Card Funding LLC Series 2023-A1	5.540%	7/15/29	6,150	6,235
[2]	Synchrony Card Funding LLC Series 2023-A2	5.740%	10/15/29	12,850	13,094
[2]	Synchrony Card Funding LLC Series 2024-A1	5.040%	3/15/30	16,500	16,630
[2]	Synchrony Card Funding LLC Series 2024-A2	4.930%	7/15/30	18,000	18,116
[2]	Toyota Auto Receivables Owner Trust Series 2021-A	0.390%	6/15/26	500	498
[2]	Toyota Auto Receivables Owner Trust Series 2021-B	0.530%	10/15/26	2,306	2,273
[2]	Toyota Auto Receivables Owner Trust Series 2021-C	0.430%	1/15/26	514	513
[2]	Toyota Auto Receivables Owner Trust Series 2021-C	0.720%	1/15/27	1,575	1,541
[2]	Toyota Auto Receivables Owner Trust Series 2021-D	0.710%	4/15/26	620	616
[2]	Toyota Auto Receivables Owner Trust Series 2021-D	1.020%	3/15/27	1,150	1,119
[2]	Toyota Auto Receivables Owner Trust Series 2022-B	2.930%	9/15/26	1,891	1,879
[2]	Toyota Auto Receivables Owner Trust Series 2022-B	3.110%	8/16/27	1,050	1,033
[2]	Toyota Auto Receivables Owner Trust Series 2022-C	3.760%	4/15/27	3,338	3,327
[2]	Toyota Auto Receivables Owner Trust Series 2022-C	3.770%	2/15/28	650	642
[2]	Toyota Auto Receivables Owner Trust Series 2023-A	4.630%	9/15/27	3,215	3,217
[2]	Toyota Auto Receivables Owner Trust Series 2023-A	4.420%	8/15/28	1,275	1,271
[2]	Toyota Auto Receivables Owner Trust Series 2023-B	4.710%	2/15/28	4,050	4,062
[2]	Toyota Auto Receivables Owner Trust Series 2023-B	4.660%	9/15/28	1,550	1,552
[2]	Toyota Auto Receivables Owner Trust Series 2023-C	5.160%	4/17/28	4,125	4,157
[2]	Toyota Auto Receivables Owner Trust Series 2023-C	5.010%	2/15/29	950	960
[2]	Toyota Auto Receivables Owner Trust Series 2023-D	5.540%	8/15/28	3,930	3,988
[2]	Toyota Auto Receivables Owner Trust Series 2023-D	5.490%	3/15/29	3,100	3,164
[2]	Toyota Auto Receivables Owner Trust Series 2024-A	4.830%	10/16/28	6,700	6,734
[2]	Toyota Auto Receivables Owner Trust Series 2024-A	4.770%	4/16/29	1,550	1,554
[2]	Toyota Auto Receivables Owner Trust Series 2024-B	5.330%	1/16/29	16,000	16,218
[2]	Toyota Auto Receivables Owner Trust Series 2024-C	4.880%	3/15/29	9,000	9,063
[2]	Toyota Auto Receivables Owner Trust Series 2024-C	4.830%	11/15/29	5,000	5,019
[2]	Toyota Auto Receivables Owner Trust Series 2024-D	4.430%	4/15/30	2,140	2,122
[2]	UBS Commercial Mortgage Trust Series 2017-C1	3.460%	6/15/50	10,100	9,710
[2]	UBS Commercial Mortgage Trust Series 2017-C1	3.724%	6/15/50	4,800	4,588
[2]	UBS Commercial Mortgage Trust Series 2017-C2	3.487%	8/15/50	8,050	7,715
[2]	UBS Commercial Mortgage Trust Series 2017-C2	3.740%	8/15/50	2,150	2,056
[2]	UBS Commercial Mortgage Trust Series 2017-C3	3.426%	8/15/50	9,700	9,262
[2]	UBS Commercial Mortgage Trust Series 2017-C3	3.739%	8/15/50	4,050	3,851
[2]	UBS Commercial Mortgage Trust Series 2017-C4	3.301%	10/15/50	5,876	5,588
[2]	UBS Commercial Mortgage Trust Series 2017-C4	3.563%	10/15/50	8,050	7,606
[2]	UBS Commercial Mortgage Trust Series 2017-C4	3.836%	10/15/50	3,562	3,327
24

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	UBS Commercial Mortgage Trust Series 2017-C5	3.474%	11/15/50	5,325	5,024
[2]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/50	8,225	7,907
[2]	UBS Commercial Mortgage Trust Series 2017-C7	4.061%	12/15/50	4,375	4,126
[2]	UBS Commercial Mortgage Trust Series 2018-C8	3.720%	2/15/51	6,321	6,102
[2]	UBS Commercial Mortgage Trust Series 2018-C8	3.983%	2/15/51	15,850	15,287
[2]	UBS Commercial Mortgage Trust Series 2018-C8	4.215%	2/15/51	4,225	4,037
[2]	UBS Commercial Mortgage Trust Series 2018-C9	4.117%	3/15/51	15,800	15,206
[2]	UBS Commercial Mortgage Trust Series 2018-C10	4.313%	5/15/51	10,475	10,157
[2]	UBS Commercial Mortgage Trust Series 2018-C11	4.241%	6/15/51	2,650	2,557
[2]	UBS Commercial Mortgage Trust Series 2018-C12	4.296%	8/15/51	5,975	5,793
[2]	UBS Commercial Mortgage Trust Series 2018-C12	4.587%	8/15/51	4,000	3,745
[2]	UBS Commercial Mortgage Trust Series 2018-C13	4.334%	10/15/51	5,825	5,619
[2]	UBS Commercial Mortgage Trust Series 2018-C13	4.585%	10/15/51	1,075	1,031
[2]	UBS Commercial Mortgage Trust Series 2018-C14	4.448%	12/15/51	12,950	12,462
[2]	UBS Commercial Mortgage Trust Series 2018-C15	4.341%	12/15/51	8,975	8,662
[2]	UBS Commercial Mortgage Trust Series 2019-C16	3.605%	4/15/52	5,250	4,883
[2]	UBS Commercial Mortgage Trust Series 2019-C16	3.887%	4/15/52	1,575	1,457
[2]	UBS Commercial Mortgage Trust Series 2019-C17	2.921%	10/15/52	6,475	5,803
[2]	UBS Commercial Mortgage Trust Series 2019-C18	3.035%	12/15/52	3,800	3,415
[2]	UBS Commercial Mortgage Trust Series 2019-C18	3.378%	12/15/52	2,300	2,063
[2]	Verizon Master Trust Series 2022-2	1.530%	7/20/28	8,625	8,611
[2]	Verizon Master Trust Series 2022-4	3.400%	11/20/28	12,000	11,948
[2]	Verizon Master Trust Series 2022-6	3.670%	1/22/29	7,400	7,367
[2]	Verizon Master Trust Series 2023-1	4.490%	1/22/29	12,950	12,954
[2]	Verizon Master Trust Series 2023-2	4.890%	4/13/28	5,475	5,479
[2]	Verizon Master Trust Series 2023-4	5.160%	6/20/29	11,635	11,745
[2]	Verizon Master Trust Series 2023-5	5.610%	9/8/28	2,600	2,621
[2]	Verizon Master Trust Series 2023-7	5.670%	11/20/29	3,400	3,469
[2]	Verizon Master Trust Series 2024-1	5.000%	12/20/28	3,350	3,367
[2]	Verizon Master Trust Series 2024-3	5.540%	4/22/30	5,000	5,089
[2]	Verizon Master Trust Series 2024-4	5.210%	6/20/29	4,500	4,542
[2]	Verizon Master Trust Series 2024-6	4.170%	8/20/30	11,825	11,711
[2]	Verizon Master Trust Series 2024-8	4.620%	11/20/30	1,500	1,499
[2]	Volkswagen Auto Lease Trust Series 2023-A	5.810%	10/20/26	7,700	7,765
[2]	Volkswagen Auto Lease Trust Series 2023-A	5.800%	4/20/28	3,080	3,119
[2]	Volkswagen Auto Lease Trust Series 2024-A	5.210%	6/21/27	6,500	6,561
[2]	Volkswagen Auto Lease Trust Series 2024-A	5.200%	12/20/28	5,750	5,805
[2]	Volkswagen Auto Loan Enhanced Trust Series 2021-1	1.020%	6/22/26	938	933
[2]	Volkswagen Auto Loan Enhanced Trust Series 2021-1	1.260%	10/20/28	1,050	1,033
[2]	Volkswagen Auto Loan Enhanced Trust Series 2023-1	5.020%	6/20/28	3,100	3,118
[2]	Volkswagen Auto Loan Enhanced Trust Series 2023-1	5.010%	1/22/30	850	855
[2]	Volkswagen Auto Loan Enhanced Trust Series 2023-2	5.480%	12/20/28	3,400	3,456
[2]	Volkswagen Auto Loan Enhanced Trust Series 2023-2	5.570%	4/22/30	2,600	2,656
[2]	Volkswagen Auto Loan Enhanced Trust Series 2024-1	4.630%	7/20/29	3,000	3,006
[2]	Volkswagen Auto Loan Enhanced Trust Series 2024-1	4.670%	6/20/31	1,150	1,150
[2]	Wells Fargo Commercial Mortgage Trust Series 2015-C26	3.580%	2/15/48	1,838	1,834
[2]	Wells Fargo Commercial Mortgage Trust Series 2015-C28	3.540%	5/15/48	6,450	6,413
[2]	Wells Fargo Commercial Mortgage Trust Series 2015-C28	3.872%	5/15/48	1,619	1,606
[2]	Wells Fargo Commercial Mortgage Trust Series 2015-C29	3.637%	6/15/48	5,220	5,187
[2]	Wells Fargo Commercial Mortgage Trust Series 2015-LC20	3.719%	4/15/50	2,850	2,783
[2]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	4.207%	9/15/58	2,925	2,892
[2]	Wells Fargo Commercial Mortgage Trust Series 2015-NXS1	3.148%	5/15/48	2,275	2,265
[2]	Wells Fargo Commercial Mortgage Trust Series 2015-P2	3.656%	12/15/48	634	630
[2]	Wells Fargo Commercial Mortgage Trust Series 2015-P2	3.809%	12/15/48	2,950	2,919
[2]	Wells Fargo Commercial Mortgage Trust Series 2015-SG1	3.789%	9/15/48	8,334	8,264
[2]	Wells Fargo Commercial Mortgage Trust Series 2016-BNK1	2.652%	8/15/49	13,850	13,301
[2]	Wells Fargo Commercial Mortgage Trust Series 2016-BNK1	2.814%	8/15/49	1,800	1,686
[2]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.324%	1/15/59	371	369
[2]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.560%	1/15/59	6,700	6,605
[2]	Wells Fargo Commercial Mortgage Trust Series 2016-C34	3.096%	6/15/49	4,700	4,555
[2]	Wells Fargo Commercial Mortgage Trust Series 2016-C36	2.807%	11/15/59	2,312	2,241
[2]	Wells Fargo Commercial Mortgage Trust Series 2016-C37	3.794%	12/15/49	4,675	4,574
[2]	Wells Fargo Commercial Mortgage Trust Series 2016-LC24	2.825%	10/15/49	1,321	1,305
[2]	Wells Fargo Commercial Mortgage Trust Series 2016-LC24	2.942%	10/15/49	9,053	8,759
[2]	Wells Fargo Commercial Mortgage Trust Series 2016-LC25	3.640%	12/15/59	1,530	1,491
[2]	Wells Fargo Commercial Mortgage Trust Series 2016-NXS6	2.918%	11/15/49	1,160	1,118
[2]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.453%	7/15/50	11,445	10,999
[2]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.665%	7/15/50	3,243	3,082
[2]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.418%	9/15/50	9,675	9,227
[2]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.702%	9/15/50	5,375	5,066
25

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.317%	10/15/50	5,350	5,138
[2]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.581%	10/15/50	8,025	7,716
[2]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.854%	10/15/50	2,150	2,022
[2]	Wells Fargo Commercial Mortgage Trust Series 2017-C41	3.472%	11/15/50	13,300	12,723
[2]	Wells Fargo Commercial Mortgage Trust Series 2017-C42	3.330%	12/15/50	4,815	4,612
[2]	Wells Fargo Commercial Mortgage Trust Series 2017-RB1	3.635%	3/15/50	8,600	8,227
[2]	Wells Fargo Commercial Mortgage Trust Series 2017-RC1	3.631%	1/15/60	8,500	8,278
[2]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.012%	3/15/51	15,825	15,280
[2]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.152%	3/15/51	2,742	2,620
[2]	Wells Fargo Commercial Mortgage Trust Series 2018-C44	4.212%	5/15/51	10,550	10,226
[2]	Wells Fargo Commercial Mortgage Trust Series 2018-C45	4.184%	6/15/51	10,125	9,830
[2]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/51	6,100	5,867
[2]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/61	10,600	10,377
[2]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.302%	1/15/52	4,051	3,939
[2]	Wells Fargo Commercial Mortgage Trust Series 2019-C49	4.023%	3/15/52	13,225	12,714
[2]	Wells Fargo Commercial Mortgage Trust Series 2019-C50	3.729%	5/15/52	7,650	7,185
[2]	Wells Fargo Commercial Mortgage Trust Series 2019-C51	3.311%	6/15/52	11,175	10,190
[2]	Wells Fargo Commercial Mortgage Trust Series 2019-C52	2.892%	8/15/52	2,825	2,555
[2]	Wells Fargo Commercial Mortgage Trust Series 2019-C52	3.143%	8/15/52	4,750	4,237
[2]	Wells Fargo Commercial Mortgage Trust Series 2019-C53	3.040%	10/15/52	10,700	9,759
[2]	Wells Fargo Commercial Mortgage Trust Series 2019-C54	3.146%	12/15/52	6,405	5,831
[2]	Wells Fargo Commercial Mortgage Trust Series 2020-C55	2.725%	2/15/53	12,750	11,351
[2]	Wells Fargo Commercial Mortgage Trust Series 2020-C56	2.448%	6/15/53	2,250	1,963
[2]	Wells Fargo Commercial Mortgage Trust Series 2020-C58	2.092%	7/15/53	2,775	2,337
[2]	Wells Fargo Commercial Mortgage Trust Series 2021-C59	2.626%	4/15/54	5,820	4,923
[2]	Wells Fargo Commercial Mortgage Trust Series 2024-5C1	5.928%	7/15/57	7,000	7,214
[2]	Wells Fargo Commercial Mortgage Trust Series 2024-5C1	6.520%	7/15/57	2,500	2,597
[2]	Wells Fargo Commercial Mortgage Trust Series 2024-C63	5.309%	8/15/57	3,925	3,940
[2]	WF Card Issuance Trust Series 2024-A1	4.940%	2/15/29	11,175	11,281
[2]	WF Card Issuance Trust Series 2024-A2	4.290%	10/15/29	5,500	5,463
[2]	WFRBS Commercial Mortgage Trust Series 2013-C14	3.488%	6/15/46	468	453
[2]	WFRBS Commercial Mortgage Trust Series 2014-C22	4.371%	9/15/57	1,675	1,495
[2]	WFRBS Commercial Mortgage Trust Series 2014-C23	3.917%	10/15/57	57	57
[2]	WFRBS Commercial Mortgage Trust Series 2014-C23	4.210%	10/15/57	1,125	1,085
[2]	World Omni Auto Receivables Trust Series 2021-A	0.480%	9/15/26	671	668
[2]	World Omni Auto Receivables Trust Series 2021-B	0.420%	6/15/26	277	276
[2]	World Omni Auto Receivables Trust Series 2021-C	0.440%	8/17/26	673	669
[2]	World Omni Auto Receivables Trust Series 2021-C	0.640%	9/15/27	1,850	1,811
[2]	World Omni Auto Receivables Trust Series 2021-D	0.810%	10/15/26	951	944
[2]	World Omni Auto Receivables Trust Series 2021-D	1.100%	11/15/27	3,175	3,088
[2]	World Omni Auto Receivables Trust Series 2022-A	1.660%	5/17/27	1,934	1,911
[2]	World Omni Auto Receivables Trust Series 2022-A	1.900%	3/15/28	525	509
[2]	World Omni Auto Receivables Trust Series 2022-B	3.250%	7/15/27	2,449	2,435
[2]	World Omni Auto Receivables Trust Series 2022-B	3.440%	3/15/28	1,575	1,555
[2]	World Omni Auto Receivables Trust Series 2022-C	3.660%	10/15/27	2,083	2,073
[2]	World Omni Auto Receivables Trust Series 2022-C	3.680%	9/15/28	1,325	1,309
[2]	World Omni Auto Receivables Trust Series 2023-A	4.830%	5/15/28	5,884	5,894
[2]	World Omni Auto Receivables Trust Series 2023-A	4.660%	5/15/29	1,585	1,586
[2]	World Omni Auto Receivables Trust Series 2023-B	4.660%	5/15/28	4,275	4,280
[2]	World Omni Auto Receivables Trust Series 2023-B	4.680%	5/15/29	4,150	4,150
[2]	World Omni Auto Receivables Trust Series 2023-C	5.150%	11/15/28	2,575	2,593
[2]	World Omni Auto Receivables Trust Series 2023-C	5.030%	11/15/29	525	528
[2]	World Omni Auto Receivables Trust Series 2023-D	5.790%	2/15/29	2,400	2,442
[2]	World Omni Auto Receivables Trust Series 2023-D	5.850%	8/15/29	1,000	1,027
[2]	World Omni Auto Receivables Trust Series 2024-A	4.860%	3/15/29	5,625	5,650
[2]	World Omni Auto Receivables Trust Series 2024-A	4.840%	10/15/29	1,750	1,749
[2]	World Omni Auto Receivables Trust Series 2024-B	5.270%	9/17/29	5,500	5,570
[2]	World Omni Auto Receivables Trust Series 2024-B	5.230%	7/15/30	2,500	2,536
[2]	World Omni Auto Receivables Trust Series 2024-C	4.430%	12/17/29	2,500	2,491
[2]	World Omni Auto Receivables Trust Series 2024-C	4.440%	5/15/30	1,975	1,956
[2]	World Omni Automobile Lease Securitization Trust Series 2023-A	5.070%	9/15/26	3,625	3,631
[2]	World Omni Automobile Lease Securitization Trust Series 2023-A	5.040%	7/17/28	800	803
[2]	World Omni Select Auto Trust Series 2023-A	5.650%	7/17/28	5,125	5,162
[2]	World Omni Select Auto Trust Series 2023-A	6.000%	1/16/29	2,600	2,638
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $7,803,739)					7,313,931
Corporate Bonds (25.9%)
Communications (2.1%)
	Alphabet Inc.	0.800%	8/15/27	10,091	9,229
26

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Alphabet Inc.	1.100%	8/15/30	51,826	43,096
	Alphabet Inc.	1.900%	8/15/40	20,266	13,216
	Alphabet Inc.	2.050%	8/15/50	36,670	20,302
	Alphabet Inc.	2.250%	8/15/60	17,942	9,687
	America Movil SAB de CV	3.625%	4/22/29	12,857	12,085
	America Movil SAB de CV	2.875%	5/7/30	8,561	7,636
	America Movil SAB de CV	4.700%	7/21/32	10,250	9,789
	America Movil SAB de CV	6.375%	3/1/35	17,620	18,632
	America Movil SAB de CV	6.125%	11/15/37	6,307	6,472
	America Movil SAB de CV	6.125%	3/30/40	25,917	26,519
	America Movil SAB de CV	4.375%	7/16/42	17,099	14,300
	America Movil SAB de CV	4.375%	4/22/49	16,141	13,146
	AppLovin Corp.	5.125%	12/1/29	11,500	11,462
	AppLovin Corp.	5.375%	12/1/31	9,250	9,254
	AppLovin Corp.	5.500%	12/1/34	11,450	11,345
	AppLovin Corp.	5.950%	12/1/54	9,350	9,215
	AT&T Inc.	3.875%	1/15/26	4,948	4,904
	AT&T Inc.	1.700%	3/25/26	43,474	41,948
	AT&T Inc.	2.950%	7/15/26	2,241	2,185
	AT&T Inc.	3.800%	2/15/27	9,981	9,788
	AT&T Inc.	4.250%	3/1/27	21,343	21,137
	AT&T Inc.	2.300%	6/1/27	30,205	28,512
	AT&T Inc.	1.650%	2/1/28	35,520	32,291
[2]	AT&T Inc.	4.100%	2/15/28	22,846	22,348
	AT&T Inc.	4.350%	3/1/29	35,312	34,556
[2]	AT&T Inc.	4.300%	2/15/30	48,300	46,736
	AT&T Inc.	2.250%	2/1/32	24,239	20,018
	AT&T Inc.	2.550%	12/1/33	36,392	29,291
	AT&T Inc.	5.400%	2/15/34	4,434	4,452
	AT&T Inc.	4.500%	5/15/35	35,824	33,121
	AT&T Inc.	5.250%	3/1/37	13,013	12,700
	AT&T Inc.	4.900%	8/15/37	7,489	7,053
	AT&T Inc.	6.300%	1/15/38	550	587
	AT&T Inc.	4.850%	3/1/39	32,342	29,952
	AT&T Inc.	6.375%	3/1/41	325	340
	AT&T Inc.	3.500%	6/1/41	43,667	33,415
	AT&T Inc.	5.550%	8/15/41	1,605	1,561
	AT&T Inc.	4.300%	12/15/42	24,097	20,018
	AT&T Inc.	4.650%	6/1/44	16,194	13,761
	AT&T Inc.	4.350%	6/15/45	18,348	15,047
	AT&T Inc.	4.750%	5/15/46	56,888	49,340
[2]	AT&T Inc.	5.150%	11/15/46	11,141	10,230
	AT&T Inc.	5.450%	3/1/47	5,955	5,627
	AT&T Inc.	4.500%	3/9/48	32,867	27,056
	AT&T Inc.	4.550%	3/9/49	12,477	10,346
	AT&T Inc.	3.650%	6/1/51	39,528	27,839
	AT&T Inc.	3.500%	9/15/53	114,851	77,274
	AT&T Inc.	3.550%	9/15/55	96,435	64,930
	AT&T Inc.	3.800%	12/1/57	115,761	80,014
	AT&T Inc.	3.650%	9/15/59	87,797	58,120
	AT&T Inc.	3.850%	6/1/60	27,023	18,705
	Baidu Inc.	1.720%	4/9/26	5,708	5,488
	Baidu Inc.	3.625%	7/6/27	14,170	13,801
	Baidu Inc.	4.375%	3/29/28	10,472	10,281
	Baidu Inc.	4.875%	11/14/28	6,779	6,750
	Baidu Inc.	3.425%	4/7/30	6,310	5,830
	Baidu Inc.	2.375%	10/9/30	4,584	3,968
	Baidu Inc.	2.375%	8/23/31	8,042	6,774
[2]	Bell Telephone Co. of Canada or Bell Canada	2.150%	2/15/32	3,322	2,702
	Bell Telephone Co. of Canada or Bell Canada	5.100%	5/11/33	40,608	39,444
	Bell Telephone Co. of Canada or Bell Canada	5.200%	2/15/34	21,490	20,950
	Bell Telephone Co. of Canada or Bell Canada	4.300%	7/29/49	617	483
[2]	Bell Telephone Co. of Canada or Bell Canada	3.650%	3/17/51	6,675	4,607
[2]	Bell Telephone Co. of Canada or Bell Canada	3.200%	2/15/52	5,960	3,773
	Bell Telephone Co. of Canada or Bell Canada	5.550%	2/15/54	19,323	18,116
	Booking Holdings Inc.	3.600%	6/1/26	20,704	20,437
	Booking Holdings Inc.	3.550%	3/15/28	10,918	10,558
	Booking Holdings Inc.	4.625%	4/13/30	33,477	33,158
	British Telecommunications plc	5.125%	12/4/28	7,005	7,018
	British Telecommunications plc	9.625%	12/15/30	35,567	43,069
27

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Charter Communications Operating LLC	6.150%	11/10/26	18,505	18,856
Charter Communications Operating LLC	3.750%	2/15/28	21,111	20,103
Charter Communications Operating LLC	4.200%	3/15/28	24,679	23,851
Charter Communications Operating LLC	2.250%	1/15/29	18,241	16,077
Charter Communications Operating LLC	5.050%	3/30/29	27,378	26,841
Charter Communications Operating LLC	6.100%	6/1/29	34,065	34,711
Charter Communications Operating LLC	2.800%	4/1/31	26,299	22,189
Charter Communications Operating LLC	2.300%	2/1/32	16,535	13,085
Charter Communications Operating LLC	4.400%	4/1/33	9,780	8,726
Charter Communications Operating LLC	6.650%	2/1/34	13,420	13,810
Charter Communications Operating LLC	6.550%	6/1/34	15,096	15,429
Charter Communications Operating LLC	6.384%	10/23/35	17,537	17,498
Charter Communications Operating LLC	3.500%	6/1/41	12,879	8,822
Charter Communications Operating LLC	3.500%	3/1/42	25,005	16,988
Charter Communications Operating LLC	6.484%	10/23/45	58,061	54,802
Charter Communications Operating LLC	5.375%	5/1/47	27,712	22,619
Charter Communications Operating LLC	5.750%	4/1/48	35,589	30,434
Charter Communications Operating LLC	5.125%	7/1/49	19,283	15,151
Charter Communications Operating LLC	4.800%	3/1/50	59,630	44,746
Charter Communications Operating LLC	3.700%	4/1/51	40,237	25,216
Charter Communications Operating LLC	3.900%	6/1/52	22,773	14,631
Charter Communications Operating LLC	3.850%	4/1/61	25,578	15,415
Charter Communications Operating LLC	4.400%	12/1/61	18,505	12,272
Charter Communications Operating LLC	3.950%	6/30/62	18,185	11,053
Charter Communications Operating LLC	5.500%	4/1/63	8,215	6,516
Comcast Corp.	3.150%	3/1/26	36,227	35,671
Comcast Corp.	2.350%	1/15/27	18,709	17,878
Comcast Corp.	3.300%	2/1/27	22,191	21,599
Comcast Corp.	3.300%	4/1/27	10,628	10,324
Comcast Corp.	3.150%	2/15/28	24,586	23,409
Comcast Corp.	3.550%	5/1/28	5,736	5,507
Comcast Corp.	4.150%	10/15/28	58,478	57,040
Comcast Corp.	4.550%	1/15/29	15,284	15,129
Comcast Corp.	5.100%	6/1/29	10,035	10,126
Comcast Corp.	2.650%	2/1/30	28,893	25,873
Comcast Corp.	3.400%	4/1/30	23,123	21,429
Comcast Corp.	4.250%	10/15/30	29,822	28,745
Comcast Corp.	1.950%	1/15/31	25,157	21,037
Comcast Corp.	1.500%	2/15/31	11,417	9,293
Comcast Corp.	5.500%	11/15/32	513	525
Comcast Corp.	4.250%	1/15/33	24,057	22,433
Comcast Corp.	7.050%	3/15/33	9,404	10,469
Comcast Corp.	4.800%	5/15/33	23,992	23,306
Comcast Corp.	5.300%	6/1/34	9,755	9,736
Comcast Corp.	5.650%	6/15/35	8,723	8,900
Comcast Corp.	4.400%	8/15/35	15,835	14,566
Comcast Corp.	6.500%	11/15/35	7,408	8,043
Comcast Corp.	3.200%	7/15/36	15,590	12,569
Comcast Corp.	6.450%	3/15/37	13,169	14,110
Comcast Corp.	3.900%	3/1/38	9,135	7,669
Comcast Corp.	4.600%	10/15/38	37,602	33,954
Comcast Corp.	6.550%	7/1/39	2,425	2,620
Comcast Corp.	3.250%	11/1/39	13,406	10,161
Comcast Corp.	3.750%	4/1/40	29,252	23,503
Comcast Corp.	4.650%	7/15/42	10,851	9,459
Comcast Corp.	4.750%	3/1/44	2,269	1,989
Comcast Corp.	4.600%	8/15/45	20,898	17,904
Comcast Corp.	3.400%	7/15/46	39,770	27,922
Comcast Corp.	4.000%	8/15/47	15,909	12,128
Comcast Corp.	3.969%	11/1/47	18,551	14,080
Comcast Corp.	4.000%	3/1/48	25,891	19,654
Comcast Corp.	4.700%	10/15/48	25,574	21,921
Comcast Corp.	3.999%	11/1/49	21,480	16,218
Comcast Corp.	3.450%	2/1/50	24,849	16,991
Comcast Corp.	2.800%	1/15/51	24,341	14,448
Comcast Corp.	2.887%	11/1/51	90,278	54,322
Comcast Corp.	2.450%	8/15/52	16,284	8,808
Comcast Corp.	4.049%	11/1/52	18,527	13,889
Comcast Corp.	5.350%	5/15/53	5,449	5,032
Comcast Corp.	2.937%	11/1/56	84,348	49,086
28

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Comcast Corp.	4.950%	10/15/58	14,887	12,869
	Comcast Corp.	2.650%	8/15/62	13,080	6,826
	Comcast Corp.	2.987%	11/1/63	43,909	24,712
	Comcast Corp.	5.500%	5/15/64	15,328	14,287
[7]	Cox Communications Inc.	4.800%	2/1/35	3,100	2,827
	Deutsche Telekom International Finance BV	8.750%	6/15/30	59,449	69,088
	Deutsche Telekom International Finance BV	9.250%	6/1/32	2,494	3,093
	Discovery Communications LLC	4.900%	3/11/26	13,705	13,674
	Discovery Communications LLC	3.950%	3/20/28	30,127	28,524
	Discovery Communications LLC	4.125%	5/15/29	20,641	19,248
	Discovery Communications LLC	3.625%	5/15/30	1,570	1,396
	Discovery Communications LLC	5.000%	9/20/37	10,973	9,117
	Discovery Communications LLC	6.350%	6/1/40	9,436	8,713
	Electronic Arts Inc.	4.800%	3/1/26	6,009	6,010
	Electronic Arts Inc.	1.850%	2/15/31	5,456	4,529
	Electronic Arts Inc.	2.950%	2/15/51	8,172	5,114
	Expedia Group Inc.	5.000%	2/15/26	27,529	27,584
	Expedia Group Inc.	4.625%	8/1/27	9,427	9,388
	Expedia Group Inc.	3.800%	2/15/28	14,779	14,258
	Expedia Group Inc.	3.250%	2/15/30	14,769	13,609
	Expedia Group Inc.	2.950%	3/15/31	5,609	4,937
	FactSet Research Systems Inc.	2.900%	3/1/27	5,164	4,959
	FactSet Research Systems Inc.	3.450%	3/1/32	6,603	5,830
	Fox Corp.	4.709%	1/25/29	30,277	29,913
	Fox Corp.	3.500%	4/8/30	8,869	8,237
	Fox Corp.	6.500%	10/13/33	16,220	17,066
	Fox Corp.	5.476%	1/25/39	25,135	23,876
	Fox Corp.	5.576%	1/25/49	20,490	18,973
	Grupo Televisa SAB	8.500%	3/11/32	3,845	4,212
	Grupo Televisa SAB	6.625%	1/15/40	10,501	9,472
	Grupo Televisa SAB	5.000%	5/13/45	16,944	12,257
	Grupo Televisa SAB	6.125%	1/31/46	7,628	6,420
	Grupo Televisa SAB	5.250%	5/24/49	8,519	6,313
	Interpublic Group of Cos. Inc.	4.650%	10/1/28	5,143	5,095
	Interpublic Group of Cos. Inc.	4.750%	3/30/30	7,544	7,442
	Interpublic Group of Cos. Inc.	2.400%	3/1/31	7,665	6,523
	Interpublic Group of Cos. Inc.	3.375%	3/1/41	4,546	3,357
	Interpublic Group of Cos. Inc.	5.400%	10/1/48	6,398	6,015
	Koninklijke KPN NV	8.375%	10/1/30	8,300	9,563
	Meta Platforms Inc.	3.500%	8/15/27	20,876	20,394
	Meta Platforms Inc.	4.600%	5/15/28	22,170	22,188
	Meta Platforms Inc.	4.300%	8/15/29	13,680	13,498
	Meta Platforms Inc.	4.800%	5/15/30	14,354	14,458
	Meta Platforms Inc.	4.550%	8/15/31	13,734	13,500
	Meta Platforms Inc.	3.850%	8/15/32	38,539	35,811
	Meta Platforms Inc.	4.950%	5/15/33	25,490	25,508
	Meta Platforms Inc.	4.750%	8/15/34	41,418	40,315
	Meta Platforms Inc.	4.450%	8/15/52	31,052	26,101
	Meta Platforms Inc.	5.600%	5/15/53	34,871	34,803
	Meta Platforms Inc.	5.400%	8/15/54	43,330	41,938
	Meta Platforms Inc.	4.650%	8/15/62	20,495	17,347
	Meta Platforms Inc.	5.750%	5/15/63	23,834	23,983
	Meta Platforms Inc.	5.550%	8/15/64	35,197	34,344
	NBCUniversal Media LLC	4.450%	1/15/43	11,740	9,987
	Netflix Inc.	4.375%	11/15/26	23,209	23,141
	Netflix Inc.	4.875%	4/15/28	37,715	37,862
	Netflix Inc.	5.875%	11/15/28	17,388	18,009
	Netflix Inc.	6.375%	5/15/29	19,704	20,861
[7]	Netflix Inc.	5.375%	11/15/29	6,682	6,807
[7]	Netflix Inc.	4.875%	6/15/30	9,059	9,015
	Netflix Inc.	4.900%	8/15/34	7,416	7,272
	Netflix Inc.	5.400%	8/15/54	5,178	5,043
	Omnicom Group Inc.	3.600%	4/15/26	19,403	19,128
	Omnicom Group Inc.	2.450%	4/30/30	9,688	8,506
	Omnicom Group Inc.	4.200%	6/1/30	8,152	7,825
	Omnicom Group Inc.	2.600%	8/1/31	11,160	9,528
	Omnicom Group Inc.	5.300%	11/1/34	8,045	7,923
	Orange SA	9.000%	3/1/31	31,485	37,528
	Orange SA	5.375%	1/13/42	18,631	17,832
	Orange SA	5.500%	2/6/44	6,529	6,320
29

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Paramount Global	4.000%	1/15/26	430	425
Paramount Global	2.900%	1/15/27	8,722	8,338
Paramount Global	3.375%	2/15/28	4,733	4,454
Paramount Global	3.700%	6/1/28	8,575	8,086
Paramount Global	4.200%	6/1/29	4,111	3,879
Paramount Global	7.875%	7/30/30	28,841	31,235
Paramount Global	4.950%	1/15/31	14,440	13,488
Paramount Global	4.200%	5/19/32	15,291	13,468
Paramount Global	5.500%	5/15/33	5,859	5,501
Paramount Global	6.875%	4/30/36	25,748	26,142
Paramount Global	5.900%	10/15/40	5,169	4,543
Paramount Global	4.850%	7/1/42	14,844	11,719
Paramount Global	4.375%	3/15/43	38,254	27,844
Paramount Global	5.850%	9/1/43	39,112	33,701
Paramount Global	5.250%	4/1/44	2,650	2,069
Paramount Global	4.900%	8/15/44	11,665	8,846
Paramount Global	4.600%	1/15/45	17,068	12,558
Rogers Communications Inc.	2.900%	11/15/26	9,304	8,986
Rogers Communications Inc.	5.000%	2/15/29	23,510	23,362
Rogers Communications Inc.	3.800%	3/15/32	21,612	19,424
Rogers Communications Inc.	5.300%	2/15/34	3,480	3,391
Rogers Communications Inc.	7.500%	8/15/38	3,919	4,449
Rogers Communications Inc.	4.500%	3/15/42	19,045	16,053
Rogers Communications Inc.	4.500%	3/15/43	11,202	9,289
Rogers Communications Inc.	5.000%	3/15/44	6,834	6,049
Rogers Communications Inc.	4.300%	2/15/48	6,876	5,369
Rogers Communications Inc.	4.350%	5/1/49	10,199	7,980
Rogers Communications Inc.	3.700%	11/15/49	7,525	5,250
Rogers Communications Inc.	4.550%	3/15/52	31,333	24,995
Sprint Capital Corp.	6.875%	11/15/28	30,913	32,789
Sprint Capital Corp.	8.750%	3/15/32	60,999	72,908
Take-Two Interactive Software Inc.	5.000%	3/28/26	17,900	17,954
Take-Two Interactive Software Inc.	3.700%	4/14/27	6,918	6,751
Take-Two Interactive Software Inc.	4.950%	3/28/28	9,360	9,353
Take-Two Interactive Software Inc.	4.000%	4/14/32	6,245	5,766
TCI Communications Inc.	7.875%	2/15/26	9,752	10,092
TCI Communications Inc.	7.125%	2/15/28	6,997	7,467
Telefonica Emisiones SA	4.103%	3/8/27	20,271	19,947
Telefonica Emisiones SA	7.045%	6/20/36	23,331	25,627
Telefonica Emisiones SA	4.665%	3/6/38	10,320	9,155
Telefonica Emisiones SA	5.213%	3/8/47	9,880	8,771
Telefonica Emisiones SA	4.895%	3/6/48	6,989	5,915
Telefonica Emisiones SA	5.520%	3/1/49	15,733	14,482
Telefonica Europe BV	8.250%	9/15/30	12,994	14,822
TELUS Corp.	2.800%	2/16/27	11,731	11,234
TELUS Corp.	3.400%	5/13/32	11,749	10,360
TELUS Corp.	4.600%	11/16/48	3,615	2,942
TELUS Corp.	4.300%	6/15/49	13,614	10,490
Tencent Music Entertainment Group	2.000%	9/3/30	8,369	7,036
Thomson Reuters Corp.	3.350%	5/15/26	6,605	6,486
Thomson Reuters Corp.	5.500%	8/15/35	8,250	8,254
Thomson Reuters Corp.	5.850%	4/15/40	5,430	5,501
Thomson Reuters Corp.	5.650%	11/23/43	4,525	4,368
Time Warner Cable Enterprises LLC	8.375%	7/15/33	3,431	3,850
Time Warner Cable LLC	6.550%	5/1/37	24,206	23,311
Time Warner Cable LLC	7.300%	7/1/38	9,518	9,687
Time Warner Cable LLC	6.750%	6/15/39	18,111	17,744
Time Warner Cable LLC	5.875%	11/15/40	4,215	3,763
Time Warner Cable LLC	5.500%	9/1/41	18,324	15,559
Time Warner Cable LLC	4.500%	9/15/42	11,777	8,774
T-Mobile USA Inc.	1.500%	2/15/26	19,648	18,949
T-Mobile USA Inc.	2.250%	2/15/26	16,848	16,376
T-Mobile USA Inc.	2.625%	4/15/26	13,745	13,398
T-Mobile USA Inc.	3.750%	4/15/27	63,521	62,050
T-Mobile USA Inc.	5.375%	4/15/27	5,338	5,351
T-Mobile USA Inc.	4.750%	2/1/28	17,144	17,034
T-Mobile USA Inc.	2.050%	2/15/28	32,055	29,435
T-Mobile USA Inc.	4.950%	3/15/28	15,414	15,416
T-Mobile USA Inc.	4.800%	7/15/28	18,143	18,040
T-Mobile USA Inc.	2.625%	2/15/29	15,415	14,021
30

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	T-Mobile USA Inc.	2.400%	3/15/29	3,635	3,273
	T-Mobile USA Inc.	3.375%	4/15/29	12,980	12,121
	T-Mobile USA Inc.	4.200%	10/1/29	10,080	9,751
	T-Mobile USA Inc.	3.875%	4/15/30	142,732	134,288
	T-Mobile USA Inc.	2.550%	2/15/31	46,219	39,729
	T-Mobile USA Inc.	2.875%	2/15/31	17,618	15,447
	T-Mobile USA Inc.	3.500%	4/15/31	42,672	38,678
	T-Mobile USA Inc.	2.250%	11/15/31	11,796	9,794
	T-Mobile USA Inc.	2.700%	3/15/32	13,040	11,026
	T-Mobile USA Inc.	5.200%	1/15/33	22,378	22,147
	T-Mobile USA Inc.	5.050%	7/15/33	36,115	35,324
	T-Mobile USA Inc.	5.750%	1/15/34	1,062	1,088
	T-Mobile USA Inc.	5.150%	4/15/34	12,540	12,314
	T-Mobile USA Inc.	4.375%	4/15/40	31,649	27,373
	T-Mobile USA Inc.	3.000%	2/15/41	32,950	23,457
	T-Mobile USA Inc.	4.500%	4/15/50	52,666	43,168
	T-Mobile USA Inc.	3.300%	2/15/51	59,677	39,307
	T-Mobile USA Inc.	3.400%	10/15/52	27,900	18,582
	T-Mobile USA Inc.	5.650%	1/15/53	16,647	16,077
	T-Mobile USA Inc.	5.750%	1/15/54	16,730	16,320
	T-Mobile USA Inc.	5.250%	6/15/55	7,465	6,778
	T-Mobile USA Inc.	3.600%	11/15/60	28,356	18,697
	T-Mobile USA Inc.	5.800%	9/15/62	6,658	6,425
	TWDC Enterprises 18 Corp.	3.000%	2/13/26	12,850	12,647
[2]	TWDC Enterprises 18 Corp.	1.850%	7/30/26	15,938	15,298
[2]	TWDC Enterprises 18 Corp.	2.950%	6/15/27	3,234	3,117
[2]	TWDC Enterprises 18 Corp.	7.000%	3/1/32	6,809	7,597
[2]	TWDC Enterprises 18 Corp.	4.125%	12/1/41	12,934	10,817
[2]	TWDC Enterprises 18 Corp.	3.700%	12/1/42	12,148	9,520
[2]	TWDC Enterprises 18 Corp.	4.125%	6/1/44	10,831	8,896
[2]	TWDC Enterprises 18 Corp.	3.000%	7/30/46	9,141	6,119
	Uber Technologies Inc.	4.300%	1/15/30	32,800	31,739
	Uber Technologies Inc.	4.800%	9/15/34	23,175	22,109
	Uber Technologies Inc.	5.350%	9/15/54	27,100	25,006
	VeriSign Inc.	2.700%	6/15/31	9,842	8,447
	Verizon Communications Inc.	4.125%	3/16/27	32,060	31,691
	Verizon Communications Inc.	3.000%	3/22/27	3,754	3,625
	Verizon Communications Inc.	2.100%	3/22/28	49,489	45,499
	Verizon Communications Inc.	4.329%	9/21/28	63,960	62,769
	Verizon Communications Inc.	4.016%	12/3/29	57,395	55,078
	Verizon Communications Inc.	3.150%	3/22/30	29,647	27,122
	Verizon Communications Inc.	1.500%	9/18/30	15,035	12,470
	Verizon Communications Inc.	1.680%	10/30/30	23,340	19,409
	Verizon Communications Inc.	7.750%	12/1/30	4,546	5,148
	Verizon Communications Inc.	1.750%	1/20/31	33,677	27,744
	Verizon Communications Inc.	2.550%	3/21/31	51,070	43,989
	Verizon Communications Inc.	2.355%	3/15/32	57,297	47,472
	Verizon Communications Inc.	5.050%	5/9/33	12,049	11,908
	Verizon Communications Inc.	4.500%	8/10/33	46,048	43,414
	Verizon Communications Inc.	4.400%	11/1/34	41,951	38,814
[7]	Verizon Communications Inc.	4.780%	2/15/35	21,965	20,923
	Verizon Communications Inc.	5.850%	9/15/35	1,655	1,699
	Verizon Communications Inc.	4.272%	1/15/36	16,777	15,078
	Verizon Communications Inc.	5.250%	3/16/37	19,798	19,334
	Verizon Communications Inc.	4.812%	3/15/39	22,308	20,544
	Verizon Communications Inc.	2.650%	11/20/40	77,745	53,091
	Verizon Communications Inc.	3.400%	3/22/41	46,810	35,395
	Verizon Communications Inc.	2.850%	9/3/41	15,986	11,062
	Verizon Communications Inc.	4.750%	11/1/41	10,652	9,554
	Verizon Communications Inc.	3.850%	11/1/42	10,172	7,990
	Verizon Communications Inc.	6.550%	9/15/43	5,646	6,190
	Verizon Communications Inc.	4.125%	8/15/46	20,724	16,425
	Verizon Communications Inc.	4.862%	8/21/46	29,696	26,468
	Verizon Communications Inc.	5.500%	3/16/47	6,224	5,988
	Verizon Communications Inc.	4.522%	9/15/48	16,573	13,798
	Verizon Communications Inc.	4.000%	3/22/50	22,092	16,765
	Verizon Communications Inc.	2.875%	11/20/50	28,281	17,297
	Verizon Communications Inc.	3.550%	3/22/51	63,507	44,743
	Verizon Communications Inc.	5.500%	2/23/54	13,332	12,729
	Verizon Communications Inc.	5.012%	8/21/54	2,125	1,873
31

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Verizon Communications Inc.	2.987%	10/30/56	67,532	40,054
	Verizon Communications Inc.	3.000%	11/20/60	24,202	13,976
	Verizon Communications Inc.	3.700%	3/22/61	37,228	25,207
	Vodafone Group plc	6.150%	2/27/37	5,054	5,301
	Vodafone Group plc	5.250%	5/30/48	7,054	6,516
	Vodafone Group plc	4.875%	6/19/49	27,904	23,959
	Vodafone Group plc	4.250%	9/17/50	23,960	18,565
	Vodafone Group plc	5.625%	2/10/53	22,741	21,591
	Vodafone Group plc	5.750%	6/28/54	37,337	36,024
	Vodafone Group plc	5.125%	6/19/59	4,093	3,545
	Vodafone Group plc	5.750%	2/10/63	4,560	4,306
	Vodafone Group plc	5.875%	6/28/64	13,355	12,897
	Walt Disney Co.	1.750%	1/13/26	19,933	19,390
	Walt Disney Co.	3.375%	11/15/26	11,049	10,822
	Walt Disney Co.	3.700%	3/23/27	8,620	8,480
	Walt Disney Co.	2.200%	1/13/28	9,954	9,293
	Walt Disney Co.	2.000%	9/1/29	24,590	21,854
	Walt Disney Co.	3.800%	3/22/30	16,835	16,110
	Walt Disney Co.	2.650%	1/13/31	11,513	10,174
	Walt Disney Co.	6.550%	3/15/33	10,073	11,068
	Walt Disney Co.	6.200%	12/15/34	19,102	20,793
	Walt Disney Co.	6.400%	12/15/35	15,844	17,396
	Walt Disney Co.	6.150%	3/1/37	12,593	13,363
	Walt Disney Co.	6.650%	11/15/37	4,300	4,787
	Walt Disney Co.	4.625%	3/23/40	13,095	12,072
	Walt Disney Co.	3.500%	5/13/40	24,360	19,493
	Walt Disney Co.	6.150%	2/15/41	1,314	1,389
	Walt Disney Co.	5.400%	10/1/43	9,960	9,743
	Walt Disney Co.	4.750%	9/15/44	19,253	17,246
	Walt Disney Co.	4.950%	10/15/45	3,691	3,372
	Walt Disney Co.	4.750%	11/15/46	8,303	7,367
	Walt Disney Co.	2.750%	9/1/49	25,705	15,998
	Walt Disney Co.	4.700%	3/23/50	9,645	8,557
	Walt Disney Co.	3.600%	1/13/51	28,670	21,006
	Walt Disney Co.	3.800%	5/13/60	15,444	11,185
	Warnermedia Holdings Inc.	3.755%	3/15/27	51,110	49,239
	Warnermedia Holdings Inc.	4.054%	3/15/29	21,075	19,603
	Warnermedia Holdings Inc.	4.279%	3/15/32	20,300	17,879
	Warnermedia Holdings Inc.	5.050%	3/15/42	33,852	27,143
	Warnermedia Holdings Inc.	5.141%	3/15/52	125,633	93,426
	Warnermedia Holdings Inc.	5.391%	3/15/62	72,471	53,271
	Weibo Corp.	3.375%	7/8/30	10,000	8,947
					7,119,313
Consumer Discretionary (1.7%)
	Alibaba Group Holding Ltd.	3.400%	12/6/27	33,015	31,841
[7]	Alibaba Group Holding Ltd.	4.875%	5/26/30	12,900	12,783
	Alibaba Group Holding Ltd.	2.125%	2/9/31	18,521	15,593
	Alibaba Group Holding Ltd.	4.500%	11/28/34	9,746	9,019
[7]	Alibaba Group Holding Ltd.	5.250%	5/26/35	16,955	16,608
	Alibaba Group Holding Ltd.	4.000%	12/6/37	15,323	13,080
	Alibaba Group Holding Ltd.	2.700%	2/9/41	12,006	8,149
	Alibaba Group Holding Ltd.	4.200%	12/6/47	24,723	19,699
	Alibaba Group Holding Ltd.	3.150%	2/9/51	18,988	12,262
[7]	Alibaba Group Holding Ltd.	5.625%	11/26/54	2,125	2,064
	Alibaba Group Holding Ltd.	4.400%	12/6/57	15,792	12,537
	Alibaba Group Holding Ltd.	3.250%	2/9/61	13,577	8,411
	Amazon.com Inc.	1.000%	5/12/26	18,133	17,347
	Amazon.com Inc.	3.300%	4/13/27	24,839	24,245
	Amazon.com Inc.	1.200%	6/3/27	28,373	26,300
	Amazon.com Inc.	3.150%	8/22/27	45,251	43,748
	Amazon.com Inc.	4.550%	12/1/27	21,910	22,035
	Amazon.com Inc.	1.650%	5/12/28	49,077	44,704
	Amazon.com Inc.	3.450%	4/13/29	33,322	31,952
	Amazon.com Inc.	4.650%	12/1/29	17,510	17,619
	Amazon.com Inc.	1.500%	6/3/30	11,185	9,485
	Amazon.com Inc.	2.100%	5/12/31	49,819	42,517
	Amazon.com Inc.	3.600%	4/13/32	16,734	15,470
	Amazon.com Inc.	4.700%	12/1/32	26,768	26,626
	Amazon.com Inc.	4.800%	12/5/34	18,275	18,195
32

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Amazon.com Inc.	3.875%	8/22/37	65,027	57,437
	Amazon.com Inc.	2.875%	5/12/41	43,679	32,058
	Amazon.com Inc.	4.950%	12/5/44	7,577	7,219
	Amazon.com Inc.	4.050%	8/22/47	35,241	28,952
	Amazon.com Inc.	2.500%	6/3/50	35,508	21,125
	Amazon.com Inc.	3.100%	5/12/51	62,230	41,767
	Amazon.com Inc.	3.950%	4/13/52	4,145	3,259
	Amazon.com Inc.	4.250%	8/22/57	22,787	18,590
	Amazon.com Inc.	2.700%	6/3/60	32,835	18,777
	Amazon.com Inc.	3.250%	5/12/61	37,758	24,556
[2]	American Honda Finance Corp.	4.950%	1/9/26	7,445	7,458
[2]	American Honda Finance Corp.	5.250%	7/7/26	16,911	17,038
[2]	American Honda Finance Corp.	1.300%	9/9/26	3,619	3,421
[2]	American Honda Finance Corp.	2.300%	9/9/26	9,303	8,956
[2]	American Honda Finance Corp.	4.400%	10/5/26	14,195	14,144
[2]	American Honda Finance Corp.	2.350%	1/8/27	5,893	5,627
	American Honda Finance Corp.	4.900%	3/12/27	16,970	17,016
[2]	American Honda Finance Corp.	4.900%	7/9/27	6,560	6,586
[2]	American Honda Finance Corp.	4.450%	10/22/27	11,625	11,541
[2]	American Honda Finance Corp.	2.000%	3/24/28	16,772	15,325
[2]	American Honda Finance Corp.	5.125%	7/7/28	10,692	10,761
	American Honda Finance Corp.	5.650%	11/15/28	8,590	8,809
[2]	American Honda Finance Corp.	2.250%	1/12/29	5,640	5,080
	American Honda Finance Corp.	4.900%	3/13/29	3,519	3,507
[2]	American Honda Finance Corp.	4.400%	9/5/29	6,845	6,658
	American Honda Finance Corp.	4.600%	4/17/30	16,815	16,511
[2]	American Honda Finance Corp.	1.800%	1/13/31	14,007	11,556
[2]	American Honda Finance Corp.	5.050%	7/10/31	9,680	9,566
[2]	American Honda Finance Corp.	4.850%	10/23/31	13,450	13,166
[2]	American Honda Finance Corp.	4.900%	1/10/34	18,622	17,866
[2]	American University	3.672%	4/1/49	7,619	5,824
	Aptiv Swiss Holdings Ltd.	4.350%	3/15/29	2,520	2,446
	Aptiv Swiss Holdings Ltd.	4.650%	9/13/29	2,085	2,024
	Aptiv Swiss Holdings Ltd.	3.250%	3/1/32	9,539	8,226
	Aptiv Swiss Holdings Ltd.	5.150%	9/13/34	7,900	7,470
	Aptiv Swiss Holdings Ltd.	4.400%	10/1/46	1,241	934
	Aptiv Swiss Holdings Ltd.	5.400%	3/15/49	5,335	4,578
	Aptiv Swiss Holdings Ltd.	3.100%	12/1/51	19,709	11,493
	Aptiv Swiss Holdings Ltd.	4.150%	5/1/52	12,980	9,205
	Aptiv Swiss Holdings Ltd.	5.750%	9/13/54	23,500	21,082
	Aptiv Swiss Holdings Ltd.	6.875%	12/15/54	5,461	5,322
	AutoNation Inc.	3.800%	11/15/27	8,255	7,980
	AutoNation Inc.	1.950%	8/1/28	3,020	2,707
	AutoNation Inc.	4.750%	6/1/30	5,669	5,482
	AutoNation Inc.	2.400%	8/1/31	2,800	2,309
	AutoNation Inc.	3.850%	3/1/32	8,495	7,616
	AutoZone Inc.	3.125%	4/21/26	11,053	10,827
	AutoZone Inc.	5.050%	7/15/26	7,252	7,293
	AutoZone Inc.	3.750%	6/1/27	13,039	12,738
	AutoZone Inc.	4.500%	2/1/28	8,175	8,100
	AutoZone Inc.	6.250%	11/1/28	6,968	7,287
	AutoZone Inc.	3.750%	4/18/29	10,719	10,218
	AutoZone Inc.	5.100%	7/15/29	7,200	7,235
	AutoZone Inc.	4.000%	4/15/30	18,159	17,297
	AutoZone Inc.	1.650%	1/15/31	9,161	7,528
	AutoZone Inc.	4.750%	8/1/32	23,154	22,393
	AutoZone Inc.	4.750%	2/1/33	9,725	9,331
	AutoZone Inc.	5.200%	8/1/33	5,570	5,487
	AutoZone Inc.	6.550%	11/1/33	4,395	4,730
	Best Buy Co. Inc.	4.450%	10/1/28	17,200	16,912
	Best Buy Co. Inc.	1.950%	10/1/30	5,277	4,442
	BorgWarner Inc.	2.650%	7/1/27	14,417	13,710
	BorgWarner Inc.	5.400%	8/15/34	2,705	2,661
	BorgWarner Inc.	4.375%	3/15/45	6,520	5,302
[2]	Brown University	2.924%	9/1/50	7,441	4,917
	Brunswick Corp.	5.850%	3/18/29	3,929	3,991
	Brunswick Corp.	2.400%	8/18/31	9,420	7,706
	Brunswick Corp.	4.400%	9/15/32	5,940	5,437
	Brunswick Corp.	5.100%	4/1/52	5,345	4,149
[2]	California Endowment	2.498%	4/1/51	4,184	2,475
33

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Institute of Technology	4.321%	8/1/45	5,432	4,709
	California Institute of Technology	4.700%	11/1/11	8,792	7,206
	California Institute of Technology	3.650%	9/1/19	6,645	4,219
[2]	Case Western Reserve University	5.405%	6/1/22	4,080	3,809
	Choice Hotels International Inc.	3.700%	12/1/29	6,890	6,396
	Choice Hotels International Inc.	3.700%	1/15/31	3,805	3,422
	Choice Hotels International Inc.	5.850%	8/1/34	6,740	6,750
	Claremont Mckenna College	3.775%	1/1/22	10,300	6,667
	Cornell University	4.835%	6/15/34	6,525	6,401
	Darden Restaurants Inc.	3.850%	5/1/27	8,600	8,408
	Darden Restaurants Inc.	4.350%	10/15/27	3,777	3,726
	Darden Restaurants Inc.	4.550%	10/15/29	4,940	4,816
	Darden Restaurants Inc.	4.550%	2/15/48	5,270	4,235
	Dick's Sporting Goods Inc.	3.150%	1/15/32	8,196	7,178
	Dick's Sporting Goods Inc.	4.100%	1/15/52	7,045	5,138
	DR Horton Inc.	1.400%	10/15/27	4,917	4,493
[2]	Duke University	2.682%	10/1/44	10,288	7,246
[2]	Duke University	2.757%	10/1/50	4,780	3,056
[2]	Duke University	2.832%	10/1/55	14,943	9,259
	eBay Inc.	1.400%	5/10/26	12,925	12,369
	eBay Inc.	3.600%	6/5/27	14,456	14,094
	eBay Inc.	2.700%	3/11/30	19,938	17,882
	eBay Inc.	2.600%	5/10/31	13,433	11,579
	eBay Inc.	4.000%	7/15/42	10,947	8,699
	eBay Inc.	3.650%	5/10/51	14,755	10,491
[2]	Emory University	2.143%	9/1/30	5,720	4,975
[2]	Emory University	2.969%	9/1/50	6,707	4,435
	Ferguson Enterprises Inc.	5.000%	10/3/34	10,100	9,653
[2]	Ford Foundation	2.415%	6/1/50	5,830	3,416
[2]	Ford Foundation	2.815%	6/1/70	13,910	7,816
	Ford Motor Co.	9.625%	4/22/30	2,400	2,772
	Ford Motor Co.	7.450%	7/16/31	6,972	7,491
	Ford Motor Co.	3.250%	2/12/32	35,949	29,907
	Ford Motor Co.	6.100%	8/19/32	14,188	14,118
	Ford Motor Co.	4.750%	1/15/43	37,384	29,415
	Ford Motor Co.	7.400%	11/1/46	2,768	2,916
	Ford Motor Co.	5.291%	12/8/46	2,301	1,969
	Ford Motor Credit Co. LLC	6.950%	3/6/26	630	641
	Ford Motor Credit Co. LLC	4.542%	8/1/26	4,433	4,383
	Ford Motor Credit Co. LLC	2.700%	8/10/26	3,559	3,418
	Ford Motor Credit Co. LLC	5.125%	11/5/26	26,205	26,181
	Ford Motor Credit Co. LLC	4.271%	1/9/27	12,547	12,289
	Ford Motor Credit Co. LLC	5.800%	3/5/27	645	651
	Ford Motor Credit Co. LLC	5.850%	5/17/27	11,979	12,102
	Ford Motor Credit Co. LLC	4.950%	5/28/27	15,050	14,916
	Ford Motor Credit Co. LLC	4.125%	8/17/27	16,357	15,827
	Ford Motor Credit Co. LLC	3.815%	11/2/27	5,387	5,160
	Ford Motor Credit Co. LLC	7.350%	11/4/27	14,992	15,685
	Ford Motor Credit Co. LLC	2.900%	2/16/28	8,685	8,013
	Ford Motor Credit Co. LLC	6.800%	5/12/28	8,890	9,187
	Ford Motor Credit Co. LLC	6.798%	11/7/28	31,000	32,123
	Ford Motor Credit Co. LLC	2.900%	2/10/29	4,742	4,244
	Ford Motor Credit Co. LLC	5.800%	3/8/29	18,375	18,373
	Ford Motor Credit Co. LLC	5.113%	5/3/29	50,071	48,726
	Ford Motor Credit Co. LLC	5.303%	9/6/29	37,235	36,492
	Ford Motor Credit Co. LLC	7.350%	3/6/30	30,632	32,434
	Ford Motor Credit Co. LLC	7.200%	6/10/30	4,258	4,480
	Ford Motor Credit Co. LLC	4.000%	11/13/30	34,296	30,867
	Ford Motor Credit Co. LLC	6.050%	3/5/31	11,147	11,119
	Ford Motor Credit Co. LLC	3.625%	6/17/31	25,048	21,647
	Ford Motor Credit Co. LLC	6.054%	11/5/31	103,250	102,424
	Ford Motor Credit Co. LLC	7.122%	11/7/33	27,968	29,193
	Ford Motor Credit Co. LLC	6.125%	3/8/34	23,005	22,481
	Fortune Brands Innovations Inc.	3.250%	9/15/29	13,455	12,436
	Fortune Brands Innovations Inc.	4.000%	3/25/32	3,090	2,848
	Fortune Brands Innovations Inc.	5.875%	6/1/33	9,585	9,818
	Fortune Brands Innovations Inc.	4.500%	3/25/52	4,311	3,382
	General Motors Co.	5.000%	10/1/28	8,864	8,818
	General Motors Co.	5.400%	10/15/29	8,887	8,942
	General Motors Co.	5.600%	10/15/32	1,275	1,286
34

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	General Motors Co.	5.000%	4/1/35	21,888	20,472
	General Motors Co.	6.600%	4/1/36	20,950	21,971
	General Motors Co.	5.150%	4/1/38	12,689	11,667
	General Motors Co.	6.250%	10/2/43	31,632	31,318
	General Motors Co.	5.200%	4/1/45	15,296	13,236
	General Motors Co.	6.750%	4/1/46	17,685	18,477
	General Motors Co.	5.400%	4/1/48	10,678	9,372
	General Motors Co.	5.950%	4/1/49	11,550	10,913
	General Motors Financial Co. Inc.	1.250%	1/8/26	17,075	16,449
	General Motors Financial Co. Inc.	5.250%	3/1/26	16,048	16,093
	General Motors Financial Co. Inc.	5.400%	4/6/26	16,589	16,686
	General Motors Financial Co. Inc.	1.500%	6/10/26	19,690	18,764
	General Motors Financial Co. Inc.	4.000%	10/6/26	26,347	25,970
	General Motors Financial Co. Inc.	4.350%	1/17/27	26,433	26,123
	General Motors Financial Co. Inc.	5.000%	4/9/27	17,163	17,172
	General Motors Financial Co. Inc.	5.400%	5/8/27	8,920	9,013
	General Motors Financial Co. Inc.	5.350%	7/15/27	18,225	18,401
	General Motors Financial Co. Inc.	2.700%	8/20/27	10,172	9,609
	General Motors Financial Co. Inc.	3.850%	1/5/28	9,250	8,934
	General Motors Financial Co. Inc.	2.400%	4/10/28	17,550	16,122
	General Motors Financial Co. Inc.	5.800%	6/23/28	18,565	18,939
	General Motors Financial Co. Inc.	2.400%	10/15/28	3,210	2,910
	General Motors Financial Co. Inc.	5.800%	1/7/29	18,187	18,550
	General Motors Financial Co. Inc.	4.300%	4/6/29	17,978	17,345
	General Motors Financial Co. Inc.	5.550%	7/15/29	37,835	38,248
	General Motors Financial Co. Inc.	4.900%	10/6/29	7,950	7,825
	General Motors Financial Co. Inc.	3.600%	6/21/30	13,680	12,536
	General Motors Financial Co. Inc.	5.750%	2/8/31	4,203	4,254
	General Motors Financial Co. Inc.	2.700%	6/10/31	14,443	12,233
	General Motors Financial Co. Inc.	5.600%	6/18/31	11,005	11,045
	General Motors Financial Co. Inc.	3.100%	1/12/32	6,726	5,752
	General Motors Financial Co. Inc.	6.400%	1/9/33	19,850	20,569
	General Motors Financial Co. Inc.	6.100%	1/7/34	11,449	11,619
	General Motors Financial Co. Inc.	5.950%	4/4/34	11,640	11,694
	General Motors Financial Co. Inc.	5.450%	9/6/34	1,645	1,596
	Genuine Parts Co.	6.500%	11/1/28	4,500	4,726
	Genuine Parts Co.	4.950%	8/15/29	19,099	19,029
	Genuine Parts Co.	1.875%	11/1/30	6,665	5,558
	Genuine Parts Co.	6.875%	11/1/33	7,760	8,512
[2]	George Washington University	4.300%	9/15/44	6,610	5,670
	George Washington University	4.868%	9/15/45	5,594	5,154
[2]	George Washington University	4.126%	9/15/48	12,317	10,060
[2]	Georgetown University	4.315%	4/1/49	7,915	6,563
[2]	Georgetown University	2.943%	4/1/50	8,833	5,709
	Georgetown University	5.115%	4/1/53	4,155	3,950
[2]	Georgetown University	5.215%	10/1/18	3,932	3,455
	GXO Logistics Inc.	1.650%	7/15/26	7,229	6,872
	GXO Logistics Inc.	6.250%	5/6/29	5,715	5,853
	GXO Logistics Inc.	2.650%	7/15/31	9,230	7,747
	GXO Logistics Inc.	6.500%	5/6/34	6,910	7,082
	Harley-Davidson Inc.	4.625%	7/28/45	15,335	12,365
	Hasbro Inc.	3.550%	11/19/26	16,551	16,169
	Hasbro Inc.	3.500%	9/15/27	6,491	6,257
	Hasbro Inc.	3.900%	11/19/29	12,079	11,351
	Hasbro Inc.	6.350%	3/15/40	6,644	6,718
	Hasbro Inc.	5.100%	5/15/44	3,987	3,451
	Home Depot Inc.	3.000%	4/1/26	18,031	17,711
	Home Depot Inc.	5.150%	6/25/26	18,960	19,147
	Home Depot Inc.	2.125%	9/15/26	13,969	13,440
	Home Depot Inc.	4.950%	9/30/26	7,270	7,335
	Home Depot Inc.	2.500%	4/15/27	23,225	22,222
	Home Depot Inc.	2.800%	9/14/27	25,009	23,954
	Home Depot Inc.	0.900%	3/15/28	3,183	2,841
	Home Depot Inc.	1.500%	9/15/28	5,993	5,356
	Home Depot Inc.	3.900%	12/6/28	6,068	5,913
	Home Depot Inc.	4.900%	4/15/29	5,405	5,453
	Home Depot Inc.	2.950%	6/15/29	25,246	23,464
	Home Depot Inc.	4.750%	6/25/29	15,934	15,960
	Home Depot Inc.	2.700%	4/15/30	36,180	32,566
	Home Depot Inc.	1.375%	3/15/31	23,922	19,363
35

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Home Depot Inc.	4.850%	6/25/31	12,020	12,008
	Home Depot Inc.	1.875%	9/15/31	15,197	12,554
	Home Depot Inc.	3.250%	4/15/32	20,902	18,644
	Home Depot Inc.	4.500%	9/15/32	13,249	12,887
	Home Depot Inc.	5.875%	12/16/36	39,032	41,106
	Home Depot Inc.	3.300%	4/15/40	21,801	16,955
	Home Depot Inc.	5.400%	9/15/40	13,677	13,628
	Home Depot Inc.	5.950%	4/1/41	2,917	3,059
	Home Depot Inc.	4.200%	4/1/43	14,752	12,439
	Home Depot Inc.	4.875%	2/15/44	2,229	2,035
	Home Depot Inc.	4.400%	3/15/45	7,919	6,758
	Home Depot Inc.	4.250%	4/1/46	12,908	10,727
	Home Depot Inc.	3.900%	6/15/47	20,892	16,324
	Home Depot Inc.	4.500%	12/6/48	8,014	6,832
	Home Depot Inc.	3.125%	12/15/49	31,180	20,846
	Home Depot Inc.	3.350%	4/15/50	42,222	29,448
	Home Depot Inc.	2.375%	3/15/51	5,950	3,351
	Home Depot Inc.	2.750%	9/15/51	12,067	7,344
	Home Depot Inc.	3.625%	4/15/52	22,881	16,559
	Home Depot Inc.	4.950%	9/15/52	12,319	11,201
	Home Depot Inc.	5.300%	6/25/54	21,567	20,652
	Home Depot Inc.	3.500%	9/15/56	14,675	10,186
	Home Depot Inc.	5.400%	6/25/64	2,693	2,575
	Honda Motor Co. Ltd.	2.534%	3/10/27	3,518	3,361
	Honda Motor Co. Ltd.	2.967%	3/10/32	17,056	14,781
[2]	Howard University	5.209%	10/1/52	4,440	3,847
	Hyatt Hotels Corp.	4.850%	3/15/26	9,375	9,367
	Hyatt Hotels Corp.	5.750%	1/30/27	7,217	7,327
	Hyatt Hotels Corp.	4.375%	9/15/28	12,093	11,752
	Hyatt Hotels Corp.	5.250%	6/30/29	12,045	12,054
	Hyatt Hotels Corp.	5.750%	4/23/30	12,682	12,968
	Hyatt Hotels Corp.	5.375%	12/15/31	9,150	9,105
	Hyatt Hotels Corp.	5.500%	6/30/34	6,460	6,401
	JD.com Inc.	3.875%	4/29/26	7,195	7,096
	JD.com Inc.	3.375%	1/14/30	9,656	8,916
	JD.com Inc.	4.125%	1/14/50	3,885	3,036
[2]	Johns Hopkins University	4.705%	7/1/32	4,935	4,846
[2]	Johns Hopkins University	4.083%	7/1/53	4,939	3,996
[2]	Johns Hopkins University	2.813%	1/1/60	8,837	5,300
	Las Vegas Sands Corp.	5.900%	6/1/27	17,185	17,432
	Las Vegas Sands Corp.	3.900%	8/8/29	9,760	9,068
	Las Vegas Sands Corp.	6.000%	8/15/29	10,067	10,188
	Las Vegas Sands Corp.	6.200%	8/15/34	11,501	11,562
	Lear Corp.	3.800%	9/15/27	4,666	4,530
	Lear Corp.	4.250%	5/15/29	9,974	9,597
	Lear Corp.	3.500%	5/30/30	7,500	6,846
	Lear Corp.	2.600%	1/15/32	4,243	3,531
	Lear Corp.	5.250%	5/15/49	8,121	6,971
	Lear Corp.	3.550%	1/15/52	3,140	2,064
	Leggett & Platt Inc.	3.500%	11/15/27	13,990	13,213
	Leggett & Platt Inc.	4.400%	3/15/29	7,260	6,796
	Leggett & Platt Inc.	3.500%	11/15/51	8,100	4,909
	Leland Stanford Junior University	1.289%	6/1/27	5,368	4,948
	Leland Stanford Junior University	3.647%	5/1/48	14,891	11,513
	Leland Stanford Junior University	2.413%	6/1/50	7,761	4,602
	Lennar Corp.	5.250%	6/1/26	19,065	19,156
	Lennar Corp.	5.000%	6/15/27	5,217	5,228
	Lennar Corp.	4.750%	11/29/27	18,349	18,293
	Lowe's Cos. Inc.	4.800%	4/1/26	12,213	12,233
	Lowe's Cos. Inc.	2.500%	4/15/26	23,726	23,136
	Lowe's Cos. Inc.	3.350%	4/1/27	9,881	9,601
	Lowe's Cos. Inc.	3.100%	5/3/27	17,915	17,324
	Lowe's Cos. Inc.	1.300%	4/15/28	10,519	9,404
	Lowe's Cos. Inc.	1.700%	9/15/28	10,503	9,392
	Lowe's Cos. Inc.	6.500%	3/15/29	3,465	3,691
	Lowe's Cos. Inc.	3.650%	4/5/29	24,660	23,477
	Lowe's Cos. Inc.	4.500%	4/15/30	11,766	11,541
	Lowe's Cos. Inc.	1.700%	10/15/30	10,447	8,724
	Lowe's Cos. Inc.	2.625%	4/1/31	31,219	27,105
	Lowe's Cos. Inc.	3.750%	4/1/32	31,370	28,701
36

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lowe's Cos. Inc.	5.000%	4/15/33	16,115	15,863
	Lowe's Cos. Inc.	5.150%	7/1/33	3,466	3,445
	Lowe's Cos. Inc.	5.000%	4/15/40	10,558	9,856
	Lowe's Cos. Inc.	2.800%	9/15/41	11,317	7,744
	Lowe's Cos. Inc.	3.700%	4/15/46	15,128	11,157
	Lowe's Cos. Inc.	4.050%	5/3/47	17,187	13,303
	Lowe's Cos. Inc.	4.550%	4/5/49	17,044	14,045
	Lowe's Cos. Inc.	5.125%	4/15/50	7,625	6,820
	Lowe's Cos. Inc.	3.000%	10/15/50	5,420	3,368
	Lowe's Cos. Inc.	3.500%	4/1/51	8,965	6,105
	Lowe's Cos. Inc.	4.250%	4/1/52	17,888	13,929
	Lowe's Cos. Inc.	5.625%	4/15/53	12,450	11,966
	Lowe's Cos. Inc.	5.750%	7/1/53	7,255	7,096
	Lowe's Cos. Inc.	4.450%	4/1/62	11,209	8,651
	Lowe's Cos. Inc.	5.850%	4/1/63	4,185	4,079
	Magna International Inc.	5.050%	3/14/29	10,000	10,041
	Magna International Inc.	2.450%	6/15/30	8,044	7,065
	Magna International Inc.	5.500%	3/21/33	6,500	6,580
[2]	Marriott International Inc.	3.125%	6/15/26	11,153	10,902
[2]	Marriott International Inc.	4.000%	4/15/28	11,401	11,092
	Marriott International Inc.	5.550%	10/15/28	15,631	15,965
[2]	Marriott International Inc.	4.650%	12/1/28	4,570	4,537
	Marriott International Inc.	4.875%	5/15/29	8,080	8,047
	Marriott International Inc.	4.800%	3/15/30	7,750	7,690
[2]	Marriott International Inc.	4.625%	6/15/30	15,550	15,261
[2]	Marriott International Inc.	2.850%	4/15/31	12,273	10,719
[2]	Marriott International Inc.	3.500%	10/15/32	10,925	9,634
[2]	Marriott International Inc.	2.750%	10/15/33	8,735	7,177
	Marriott International Inc.	5.300%	5/15/34	8,240	8,174
	Marriott International Inc.	5.350%	3/15/35	13,900	13,702
	Masco Corp.	3.500%	11/15/27	7,402	7,134
	Masco Corp.	1.500%	2/15/28	8,105	7,302
	Masco Corp.	2.000%	10/1/30	4,081	3,431
	Masco Corp.	2.000%	2/15/31	7,453	6,234
	Masco Corp.	4.500%	5/15/47	7,220	5,907
	Masco Corp.	3.125%	2/15/51	3,854	2,424
[2]	Massachusetts Institute of Technology	3.959%	7/1/38	7,308	6,472
[2]	Massachusetts Institute of Technology	2.989%	7/1/50	8,357	5,629
[2]	Massachusetts Institute of Technology	2.294%	7/1/51	6,107	3,497
	Massachusetts Institute of Technology	3.067%	4/1/52	8,035	5,441
	Massachusetts Institute of Technology	5.600%	7/1/11	10,546	10,591
	Massachusetts Institute of Technology	4.678%	7/1/14	7,501	6,335
	Massachusetts Institute of Technology	3.885%	7/1/16	6,800	4,768
	Mattel Inc.	5.450%	11/1/41	4,100	3,671
[2]	McDonald's Corp.	3.700%	1/30/26	10,225	10,145
[2]	McDonald's Corp.	3.500%	3/1/27	16,114	15,745
[2]	McDonald's Corp.	3.500%	7/1/27	8,420	8,203
[2]	McDonald's Corp.	3.800%	4/1/28	23,006	22,389
	McDonald's Corp.	4.800%	8/14/28	13,115	13,132
[2]	McDonald's Corp.	5.000%	5/17/29	6,534	6,575
[2]	McDonald's Corp.	2.625%	9/1/29	22,909	20,860
[2]	McDonald's Corp.	2.125%	3/1/30	14,892	13,003
[2]	McDonald's Corp.	3.600%	7/1/30	19,198	17,992
	McDonald's Corp.	4.950%	8/14/33	17,400	17,254
[2]	McDonald's Corp.	4.700%	12/9/35	15,690	14,962
[2]	McDonald's Corp.	6.300%	10/15/37	1,786	1,919
[2]	McDonald's Corp.	6.300%	3/1/38	11,029	11,837
[2]	McDonald's Corp.	5.700%	2/1/39	10,245	10,403
[2]	McDonald's Corp.	4.875%	7/15/40	2,396	2,221
[2]	McDonald's Corp.	3.700%	2/15/42	7,824	6,122
[2]	McDonald's Corp.	3.625%	5/1/43	4,719	3,610
[2]	McDonald's Corp.	4.600%	5/26/45	10,788	9,339
[2]	McDonald's Corp.	4.875%	12/9/45	22,534	20,188
[2]	McDonald's Corp.	4.450%	3/1/47	5,602	4,706
[2]	McDonald's Corp.	4.450%	9/1/48	5,276	4,397
[2]	McDonald's Corp.	4.200%	4/1/50	13,525	10,697
[2]	McDonald's Corp.	5.150%	9/9/52	8,260	7,544
	McDonald's Corp.	5.450%	8/14/53	1,335	1,276
	MDC Holdings Inc.	2.500%	1/15/31	835	723
	MDC Holdings Inc.	6.000%	1/15/43	10,441	10,402
37

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mercedes-Benz Finance North America LLC	8.500%	1/18/31	10,952	12,800
[7]	Mercedes-Benz Finance North America LLC	2.450%	3/2/31	3,000	2,558
	Mohawk Industries Inc.	5.850%	9/18/28	6,730	6,918
	Mohawk Industries Inc.	3.625%	5/15/30	6,540	6,039
	NIKE Inc.	2.375%	11/1/26	14,202	13,689
	NIKE Inc.	2.750%	3/27/27	8,120	7,823
	NIKE Inc.	2.850%	3/27/30	23,458	21,364
	NIKE Inc.	3.250%	3/27/40	8,552	6,596
	NIKE Inc.	3.625%	5/1/43	2,572	2,011
	NIKE Inc.	3.875%	11/1/45	4,831	3,809
	NIKE Inc.	3.375%	11/1/46	6,815	4,919
	NIKE Inc.	3.375%	3/27/50	12,782	9,000
[2]	Northeastern University	2.894%	10/1/50	4,075	2,697
[2]	Northwestern University	4.643%	12/1/44	13,351	12,213
[2]	Northwestern University	2.640%	12/1/50	5,813	3,654
[2]	Northwestern University	3.662%	12/1/57	8,187	6,019
	NVR Inc.	3.000%	5/15/30	12,035	10,849
	O'Reilly Automotive Inc.	3.550%	3/15/26	6,001	5,917
	O'Reilly Automotive Inc.	5.750%	11/20/26	3,675	3,738
	O'Reilly Automotive Inc.	3.600%	9/1/27	21,869	21,221
	O'Reilly Automotive Inc.	4.350%	6/1/28	4,753	4,668
	O'Reilly Automotive Inc.	3.900%	6/1/29	15,185	14,548
	O'Reilly Automotive Inc.	4.200%	4/1/30	8,231	7,922
	O'Reilly Automotive Inc.	1.750%	3/15/31	4,730	3,876
	O'Reilly Automotive Inc.	4.700%	6/15/32	10,037	9,698
	O'Reilly Automotive Inc.	5.000%	8/19/34	10,004	9,699
	Owens Corning	3.400%	8/15/26	5,255	5,141
	Owens Corning	5.500%	6/15/27	3,530	3,591
	Owens Corning	3.950%	8/15/29	7,120	6,789
	Owens Corning	3.875%	6/1/30	5,000	4,707
	Owens Corning	5.700%	6/15/34	10,270	10,431
	Owens Corning	7.000%	12/1/36	2,083	2,317
	Owens Corning	4.300%	7/15/47	9,025	7,173
	Owens Corning	4.400%	1/30/48	5,230	4,195
	Owens Corning	5.950%	6/15/54	10,930	10,813
[2]	President & Fellows of Harvard College	4.609%	2/15/35	10,255	9,955
[7]	President & Fellows of Harvard College	6.500%	1/15/39	65	73
	President & Fellows of Harvard College	4.875%	10/15/40	6,312	6,046
	President & Fellows of Harvard College	3.150%	7/15/46	11,427	8,227
	President & Fellows of Harvard College	2.517%	10/15/50	11,720	7,094
	President & Fellows of Harvard College	3.745%	11/15/52	6,863	5,278
	President & Fellows of Harvard College	3.300%	7/15/56	6,579	4,518
	PulteGroup Inc.	5.000%	1/15/27	8,967	8,973
	PulteGroup Inc.	7.875%	6/15/32	1,999	2,279
	PulteGroup Inc.	6.375%	5/15/33	7,501	7,910
	PulteGroup Inc.	6.000%	2/15/35	2,232	2,280
	Ralph Lauren Corp.	2.950%	6/15/30	10,747	9,736
[2]	Rockefeller Foundation	2.492%	10/1/50	17,339	10,508
	Ross Stores Inc.	1.875%	4/15/31	8,065	6,650
	Sands China Ltd.	3.800%	1/8/26	11,845	11,624
	Sands China Ltd.	2.300%	3/8/27	8,794	8,181
	Sands China Ltd.	5.400%	8/8/28	23,045	22,774
	Sands China Ltd.	2.850%	3/8/29	8,805	7,845
	Sands China Ltd.	4.375%	6/18/30	10,986	10,239
	Sands China Ltd.	3.250%	8/8/31	9,021	7,711
	Snap-on Inc.	3.250%	3/1/27	3,497	3,396
	Snap-on Inc.	4.100%	3/1/48	5,204	4,161
	Snap-on Inc.	3.100%	5/1/50	8,066	5,333
	Stanley Black & Decker Inc.	3.400%	3/1/26	9,741	9,579
	Stanley Black & Decker Inc.	4.250%	11/15/28	3,118	3,044
	Stanley Black & Decker Inc.	2.300%	3/15/30	23,750	20,589
	Stanley Black & Decker Inc.	5.200%	9/1/40	7,965	7,497
	Stanley Black & Decker Inc.	4.850%	11/15/48	6,630	5,643
	Stanley Black & Decker Inc.	2.750%	11/15/50	3,010	1,727
	Starbucks Corp.	4.750%	2/15/26	5,360	5,372
	Starbucks Corp.	2.450%	6/15/26	19,175	18,599
	Starbucks Corp.	2.000%	3/12/27	5,430	5,129
	Starbucks Corp.	3.500%	3/1/28	453	437
	Starbucks Corp.	4.000%	11/15/28	2,322	2,250
	Starbucks Corp.	3.550%	8/15/29	11,750	11,124
38

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Starbucks Corp.	2.250%	3/12/30	13,844	12,130
	Starbucks Corp.	2.550%	11/15/30	23,441	20,524
	Starbucks Corp.	4.900%	2/15/31	5,895	5,885
	Starbucks Corp.	3.000%	2/14/32	5,985	5,230
	Starbucks Corp.	4.800%	2/15/33	13,630	13,290
	Starbucks Corp.	5.000%	2/15/34	8,759	8,570
	Starbucks Corp.	4.300%	6/15/45	7,134	5,771
	Starbucks Corp.	3.750%	12/1/47	5,695	4,156
	Starbucks Corp.	4.500%	11/15/48	15,241	12,598
	Starbucks Corp.	4.450%	8/15/49	10,965	8,967
	Starbucks Corp.	3.350%	3/12/50	1,030	686
	Starbucks Corp.	3.500%	11/15/50	2,204	1,523
[2]	Tapestry Inc.	4.125%	7/15/27	2,173	2,130
	Tapestry Inc.	5.100%	3/11/30	2,500	2,473
	Tapestry Inc.	3.050%	3/15/32	2,505	2,133
	Tapestry Inc.	5.500%	3/11/35	14,450	14,045
	Thomas Jefferson University	3.847%	11/1/57	6,058	4,486
	TJX Cos. Inc.	2.250%	9/15/26	22,995	22,166
	TJX Cos. Inc.	1.150%	5/15/28	6,930	6,182
	TJX Cos. Inc.	3.875%	4/15/30	10,165	9,687
	TJX Cos. Inc.	1.600%	5/15/31	6,350	5,195
	TJX Cos. Inc.	4.500%	4/15/50	5,557	4,801
	Toll Brothers Finance Corp.	4.875%	3/15/27	200	200
	Toll Brothers Finance Corp.	4.350%	2/15/28	15,660	15,313
	Toll Brothers Finance Corp.	3.800%	11/1/29	5,660	5,328
	Toyota Motor Corp.	1.339%	3/25/26	3,625	3,488
	Toyota Motor Corp.	5.275%	7/13/26	4,329	4,378
	Toyota Motor Corp.	5.118%	7/13/28	6,778	6,855
	Toyota Motor Corp.	3.669%	7/20/28	2,713	2,636
	Toyota Motor Corp.	2.760%	7/2/29	12,302	11,332
	Toyota Motor Corp.	5.123%	7/13/33	2,560	2,587
	Toyota Motor Credit Corp.	3.950%	6/30/25	8,750	8,717
[2]	Toyota Motor Credit Corp.	4.800%	1/5/26	7,780	7,804
[2]	Toyota Motor Credit Corp.	0.800%	1/9/26	9,128	8,787
	Toyota Motor Credit Corp.	5.200%	5/15/26	13,530	13,649
	Toyota Motor Credit Corp.	4.450%	5/18/26	12,105	12,094
[2]	Toyota Motor Credit Corp.	1.125%	6/18/26	16,339	15,565
	Toyota Motor Credit Corp.	4.550%	8/7/26	10,360	10,364
[2]	Toyota Motor Credit Corp.	5.000%	8/14/26	7,895	7,954
	Toyota Motor Credit Corp.	5.400%	11/20/26	11,785	11,966
[2]	Toyota Motor Credit Corp.	3.200%	1/11/27	13,453	13,098
[2]	Toyota Motor Credit Corp.	1.900%	1/13/27	4,660	4,418
[2]	Toyota Motor Credit Corp.	5.000%	3/19/27	9,550	9,631
[2]	Toyota Motor Credit Corp.	1.150%	8/13/27	9,354	8,569
[2]	Toyota Motor Credit Corp.	4.550%	9/20/27	50	50
[2]	Toyota Motor Credit Corp.	4.350%	10/8/27	10,275	10,203
	Toyota Motor Credit Corp.	5.450%	11/10/27	6,068	6,209
[2]	Toyota Motor Credit Corp.	3.050%	1/11/28	8,261	7,882
[2]	Toyota Motor Credit Corp.	1.900%	4/6/28	9,668	8,843
[2]	Toyota Motor Credit Corp.	5.250%	9/11/28	13,162	13,360
[2]	Toyota Motor Credit Corp.	4.650%	1/5/29	8,622	8,572
	Toyota Motor Credit Corp.	3.650%	1/8/29	12,482	11,944
	Toyota Motor Credit Corp.	5.050%	5/16/29	7,085	7,136
[2]	Toyota Motor Credit Corp.	4.450%	6/29/29	7,542	7,424
	Toyota Motor Credit Corp.	4.550%	8/9/29	3,290	3,247
[2]	Toyota Motor Credit Corp.	2.150%	2/13/30	15,837	13,879
[2]	Toyota Motor Credit Corp.	3.375%	4/1/30	12,703	11,766
[2]	Toyota Motor Credit Corp.	4.550%	5/17/30	22,613	22,251
	Toyota Motor Credit Corp.	5.550%	11/20/30	12,385	12,757
[2]	Toyota Motor Credit Corp.	1.650%	1/10/31	8,485	6,998
	Toyota Motor Credit Corp.	5.100%	3/21/31	23,511	23,624
	Toyota Motor Credit Corp.	1.900%	9/12/31	21,694	17,804
[2]	Toyota Motor Credit Corp.	4.600%	10/10/31	24,790	24,099
[2]	Toyota Motor Credit Corp.	2.400%	1/13/32	3,250	2,729
	Toyota Motor Credit Corp.	4.700%	1/12/33	5,895	5,732
[2]	Toyota Motor Credit Corp.	4.800%	1/5/34	13,778	13,382
	Tractor Supply Co.	1.750%	11/1/30	7,769	6,492
	Tractor Supply Co.	5.250%	5/15/33	6,605	6,596
[2]	Trustees of Boston College	3.129%	7/1/52	5,433	3,714
[2]	Trustees of Boston University	4.061%	10/1/48	7,092	5,864
39

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Trustees of Columbia University in the City of New York	4.355%	10/1/35	4,125	3,891
	Trustees of Princeton University	5.700%	3/1/39	10,025	10,441
[2]	Trustees of Princeton University	2.516%	7/1/50	6,905	4,283
	Trustees of Princeton University	4.201%	3/1/52	9,775	8,235
[2]	Trustees of the University of Pennsylvania	2.396%	10/1/50	6,311	3,731
	Trustees of the University of Pennsylvania	4.674%	9/1/12	4,392	3,661
	Trustees of the University of Pennsylvania	3.610%	2/15/19	3,879	2,503
[2]	University of Chicago	2.761%	4/1/45	5,108	3,880
[2]	University of Chicago	2.547%	4/1/50	10,959	6,964
	University of Chicago	3.000%	10/1/52	130	93
[2]	University of Chicago	4.003%	10/1/53	9,764	7,923
[2]	University of Miami	4.063%	4/1/52	7,795	6,250
[2]	University of Notre Dame du Lac	3.438%	2/15/45	19,085	14,456
[2]	University of Notre Dame du Lac	3.394%	2/15/48	11,994	8,860
[2]	University of Southern California	3.028%	10/1/39	10,600	8,390
[2]	University of Southern California	3.841%	10/1/47	17,030	13,576
	University of Southern California	2.805%	10/1/50	5,592	3,574
[2]	University of Southern California	2.945%	10/1/51	8,095	5,282
	University of Southern California	4.976%	10/1/53	6,620	6,174
	University of Southern California	5.250%	10/1/11	3,498	3,250
[2]	University of Southern California	3.226%	10/1/20	2,429	1,395
[2]	Washington University	3.524%	4/15/54	11,178	8,094
	Washington University	4.349%	4/15/22	5,940	4,561
	Whirlpool Corp.	4.750%	2/26/29	20,570	20,277
	Whirlpool Corp.	2.400%	5/15/31	2,597	2,136
	Whirlpool Corp.	4.700%	5/14/32	4,108	3,829
	Whirlpool Corp.	5.500%	3/1/33	4,050	3,954
	Whirlpool Corp.	4.500%	6/1/46	6,667	5,137
	Whirlpool Corp.	4.600%	5/15/50	6,710	5,060
[2]	William Marsh Rice University	3.574%	5/15/45	11,587	9,172
[2]	William Marsh Rice University	3.774%	5/15/55	4,620	3,546
[2]	Yale University	1.482%	4/15/30	12,212	10,386
[2]	Yale University	2.402%	4/15/50	10,892	6,481
					5,830,141
Consumer Staples (1.6%)
	Ahold Finance USA LLC	6.875%	5/1/29	5,497	5,909
	Altria Group Inc.	4.400%	2/14/26	22,314	22,214
	Altria Group Inc.	2.625%	9/16/26	15,464	14,935
	Altria Group Inc.	4.800%	2/14/29	22,561	22,304
	Altria Group Inc.	3.400%	5/6/30	6,631	6,087
	Altria Group Inc.	2.450%	2/4/32	20,761	17,070
	Altria Group Inc.	5.800%	2/14/39	17,710	17,488
	Altria Group Inc.	3.400%	2/4/41	37,870	27,315
	Altria Group Inc.	4.250%	8/9/42	13,931	11,083
	Altria Group Inc.	4.500%	5/2/43	19,610	15,992
	Altria Group Inc.	5.375%	1/31/44	5,816	5,418
	Altria Group Inc.	3.875%	9/16/46	32,158	23,181
	Altria Group Inc.	5.950%	2/14/49	27,663	27,073
	Altria Group Inc.	4.450%	5/6/50	15,020	11,605
	Altria Group Inc.	3.700%	2/4/51	15,300	10,401
	Altria Group Inc.	6.200%	2/14/59	3,245	3,172
[2]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	76,607	72,588
[2]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	150,967	137,318
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	26,742	25,252
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	37,954	34,329
	Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	1,325	1,301
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	68,873	68,884
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	28,613	26,806
	Anheuser-Busch InBev Worldwide Inc.	4.900%	1/23/31	10,805	10,789
	Anheuser-Busch InBev Worldwide Inc.	5.000%	6/15/34	14,635	14,455
	Anheuser-Busch InBev Worldwide Inc.	5.875%	6/15/35	3,367	3,531
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	10,829	13,583
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	21,036	21,063
	Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/39	6,411	7,959
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	14,746	13,663
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	28,352	23,942
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	29,510	29,108
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	26,073	26,614
	Archer-Daniels-Midland Co.	2.500%	8/11/26	16,798	16,247
40

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Archer-Daniels-Midland Co.	3.250%	3/27/30	11,282	10,412
Archer-Daniels-Midland Co.	2.900%	3/1/32	18,672	16,130
Archer-Daniels-Midland Co.	5.935%	10/1/32	4,682	4,940
Archer-Daniels-Midland Co.	4.500%	8/15/33	1,223	1,164
Archer-Daniels-Midland Co.	5.375%	9/15/35	3,338	3,369
Archer-Daniels-Midland Co.	3.750%	9/15/47	5,240	3,903
Archer-Daniels-Midland Co.	4.500%	3/15/49	7,680	6,448
Archer-Daniels-Midland Co.	2.700%	9/15/51	9,530	5,709
Avery Dennison Corp.	4.875%	12/6/28	8,089	8,064
Avery Dennison Corp.	2.650%	4/30/30	10,169	9,018
Avery Dennison Corp.	5.750%	3/15/33	7,585	7,783
BAT Capital Corp.	3.215%	9/6/26	20,546	20,020
BAT Capital Corp.	4.700%	4/2/27	14,788	14,725
BAT Capital Corp.	3.557%	8/15/27	14,226	13,763
BAT Capital Corp.	2.259%	3/25/28	31,255	28,717
BAT Capital Corp.	3.462%	9/6/29	11,550	10,753
BAT Capital Corp.	4.906%	4/2/30	20,035	19,783
BAT Capital Corp.	6.343%	8/2/30	7,600	7,986
BAT Capital Corp.	5.834%	2/20/31	13,455	13,750
BAT Capital Corp.	2.726%	3/25/31	18,415	15,894
BAT Capital Corp.	4.742%	3/16/32	12,190	11,727
BAT Capital Corp.	7.750%	10/19/32	9,870	11,189
BAT Capital Corp.	6.421%	8/2/33	18,795	19,844
BAT Capital Corp.	6.000%	2/20/34	11,619	11,931
BAT Capital Corp.	4.390%	8/15/37	32,693	28,196
BAT Capital Corp.	7.079%	8/2/43	9,325	10,046
BAT Capital Corp.	4.540%	8/15/47	18,427	14,523
BAT Capital Corp.	4.758%	9/6/49	7,846	6,344
BAT Capital Corp.	5.282%	4/2/50	11,726	10,250
BAT Capital Corp.	5.650%	3/16/52	6,100	5,565
BAT Capital Corp.	7.081%	8/2/53	12,571	13,786
BAT International Finance plc	1.668%	3/25/26	32,464	31,243
BAT International Finance plc	4.448%	3/16/28	11,232	11,045
BAT International Finance plc	5.931%	2/2/29	13,623	14,026
Brown-Forman Corp.	4.750%	4/15/33	13,465	13,127
Brown-Forman Corp.	4.000%	4/15/38	2,935	2,562
Brown-Forman Corp.	4.500%	7/15/45	6,857	5,979
Bunge Ltd. Finance Corp.	3.250%	8/15/26	11,802	11,528
Bunge Ltd. Finance Corp.	3.750%	9/25/27	7,666	7,465
Bunge Ltd. Finance Corp.	4.100%	1/7/28	5,941	5,814
Bunge Ltd. Finance Corp.	4.200%	9/17/29	6,279	6,092
Bunge Ltd. Finance Corp.	2.750%	5/14/31	12,867	11,115
Campbell's Co.	5.300%	3/20/26	5,764	5,801
Campbell's Co.	5.200%	3/19/27	7,307	7,375
Campbell's Co.	4.150%	3/15/28	22,407	21,858
Campbell's Co.	5.200%	3/21/29	8,155	8,221
Campbell's Co.	2.375%	4/24/30	7,015	6,142
Campbell's Co.	5.400%	3/21/34	11,183	11,136
Campbell's Co.	4.750%	3/23/35	11,245	10,601
Campbell's Co.	4.800%	3/15/48	1,564	1,347
Campbell's Co.	3.125%	4/24/50	7,531	4,845
Church & Dwight Co. Inc.	3.150%	8/1/27	5,596	5,412
Church & Dwight Co. Inc.	3.950%	8/1/47	5,684	4,367
Church & Dwight Co. Inc.	5.000%	6/15/52	9,125	8,232
Clorox Co.	3.100%	10/1/27	7,437	7,127
Clorox Co.	3.900%	5/15/28	6,550	6,362
Clorox Co.	1.800%	5/15/30	8,746	7,440
Coca-Cola Co.	3.375%	3/25/27	3,968	3,885
Coca-Cola Co.	2.900%	5/25/27	10,981	10,618
Coca-Cola Co.	1.450%	6/1/27	15,000	14,004
Coca-Cola Co.	1.500%	3/5/28	12,210	11,113
Coca-Cola Co.	1.000%	3/15/28	15,592	13,987
Coca-Cola Co.	2.125%	9/6/29	10,172	9,112
Coca-Cola Co.	3.450%	3/25/30	11,515	10,865
Coca-Cola Co.	1.650%	6/1/30	29,892	25,482
Coca-Cola Co.	2.000%	3/5/31	4,193	3,573
Coca-Cola Co.	1.375%	3/15/31	19,744	16,157
Coca-Cola Co.	2.250%	1/5/32	17,027	14,471
Coca-Cola Co.	5.000%	5/13/34	8,390	8,375
Coca-Cola Co.	4.650%	8/14/34	9,852	9,582
41

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Coca-Cola Co.	4.125%	3/25/40	1,670	1,434
	Coca-Cola Co.	2.500%	6/1/40	12,198	8,533
	Coca-Cola Co.	2.875%	5/5/41	7,867	5,715
	Coca-Cola Co.	4.200%	3/25/50	10,730	8,862
	Coca-Cola Co.	2.600%	6/1/50	25,478	15,353
	Coca-Cola Co.	3.000%	3/5/51	5,000	3,293
	Coca-Cola Co.	2.500%	3/15/51	31,723	18,552
	Coca-Cola Co.	5.300%	5/13/54	14,805	14,289
	Coca-Cola Co.	5.200%	1/14/55	11,402	10,827
	Coca-Cola Co.	2.750%	6/1/60	9,001	5,253
	Coca-Cola Co.	5.400%	5/13/64	20,400	19,575
	Coca-Cola Consolidated Inc.	5.250%	6/1/29	9,045	9,155
	Coca-Cola Consolidated Inc.	5.450%	6/1/34	5,676	5,714
	Coca-Cola Femsa SAB de CV	2.750%	1/22/30	12,301	11,023
	Coca-Cola Femsa SAB de CV	1.850%	9/1/32	9,399	7,356
	Coca-Cola Femsa SAB de CV	5.250%	11/26/43	11,800	11,185
	Colgate-Palmolive Co.	3.100%	8/15/27	7,405	7,164
	Colgate-Palmolive Co.	4.600%	3/1/28	6,999	7,040
	Colgate-Palmolive Co.	3.250%	8/15/32	11,730	10,518
	Colgate-Palmolive Co.	4.600%	3/1/33	8,310	8,185
[2]	Colgate-Palmolive Co.	4.000%	8/15/45	6,247	5,202
	Conagra Brands Inc.	5.300%	10/1/26	8,906	8,993
	Conagra Brands Inc.	1.375%	11/1/27	14,704	13,352
	Conagra Brands Inc.	7.000%	10/1/28	3,503	3,713
	Conagra Brands Inc.	4.850%	11/1/28	7,822	7,778
	Conagra Brands Inc.	8.250%	9/15/30	5,047	5,769
	Conagra Brands Inc.	5.300%	11/1/38	17,640	16,588
	Conagra Brands Inc.	5.400%	11/1/48	3,133	2,839
[2]	Conopco Inc.	7.250%	12/15/26	1,313	1,382
	Constellation Brands Inc.	3.700%	12/6/26	11,968	11,762
	Constellation Brands Inc.	3.500%	5/9/27	11,055	10,737
	Constellation Brands Inc.	3.600%	2/15/28	14,483	13,907
	Constellation Brands Inc.	4.650%	11/15/28	7,412	7,321
	Constellation Brands Inc.	4.800%	1/15/29	7,500	7,447
	Constellation Brands Inc.	3.150%	8/1/29	16,881	15,547
	Constellation Brands Inc.	2.875%	5/1/30	3,898	3,482
	Constellation Brands Inc.	2.250%	8/1/31	14,207	11,806
	Constellation Brands Inc.	4.750%	5/9/32	5,711	5,489
	Constellation Brands Inc.	4.900%	5/1/33	12,179	11,759
	Constellation Brands Inc.	4.500%	5/9/47	15,928	13,186
	Constellation Brands Inc.	4.100%	2/15/48	10,080	7,839
	Constellation Brands Inc.	5.250%	11/15/48	4,553	4,158
	Costco Wholesale Corp.	3.000%	5/18/27	19,674	19,104
	Costco Wholesale Corp.	1.375%	6/20/27	50,668	47,084
	Costco Wholesale Corp.	1.600%	4/20/30	35,010	29,948
	Costco Wholesale Corp.	1.750%	4/20/32	25,085	20,398
	Delhaize America LLC	9.000%	4/15/31	3,805	4,479
	Diageo Capital plc	5.300%	10/24/27	6,630	6,745
	Diageo Capital plc	3.875%	5/18/28	5,061	4,927
	Diageo Capital plc	2.375%	10/24/29	8,306	7,439
	Diageo Capital plc	2.000%	4/29/30	13,459	11,617
	Diageo Capital plc	2.125%	4/29/32	18,329	14,955
	Diageo Capital plc	5.500%	1/24/33	8,660	8,816
	Diageo Capital plc	5.625%	10/5/33	2,819	2,893
	Diageo Capital plc	5.875%	9/30/36	4,798	5,048
	Diageo Capital plc	3.875%	4/29/43	9,581	7,653
	Diageo Investment Corp.	7.450%	4/15/35	2,907	3,376
	Diageo Investment Corp.	4.250%	5/11/42	6,197	5,273
	Dollar General Corp.	3.875%	4/15/27	4,482	4,381
	Dollar General Corp.	4.625%	11/1/27	6,695	6,649
	Dollar General Corp.	4.125%	5/1/28	9,532	9,260
	Dollar General Corp.	5.200%	7/5/28	3,075	3,084
	Dollar General Corp.	3.500%	4/3/30	36,621	33,586
	Dollar General Corp.	5.000%	11/1/32	3,890	3,730
	Dollar General Corp.	5.450%	7/5/33	1,853	1,821
	Dollar General Corp.	4.125%	4/3/50	7,535	5,539
	Dollar Tree Inc.	4.200%	5/15/28	17,621	17,125
	Dollar Tree Inc.	3.375%	12/1/51	5,291	3,355
	Estee Lauder Cos. Inc.	3.150%	3/15/27	9,234	8,942
	Estee Lauder Cos. Inc.	4.375%	5/15/28	6,679	6,596
42

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Estee Lauder Cos. Inc.	2.375%	12/1/29	13,554	12,079
	Estee Lauder Cos. Inc.	2.600%	4/15/30	14,151	12,556
	Estee Lauder Cos. Inc.	1.950%	3/15/31	12,574	10,440
	Estee Lauder Cos. Inc.	4.650%	5/15/33	9,343	8,920
	Estee Lauder Cos. Inc.	6.000%	5/15/37	5,377	5,514
	Estee Lauder Cos. Inc.	4.375%	6/15/45	5,971	4,865
	Estee Lauder Cos. Inc.	4.150%	3/15/47	6,512	5,131
	Estee Lauder Cos. Inc.	3.125%	12/1/49	10,987	7,034
	Estee Lauder Cos. Inc.	5.150%	5/15/53	1,879	1,754
	Flowers Foods Inc.	3.500%	10/1/26	5,487	5,356
	Flowers Foods Inc.	2.400%	3/15/31	6,535	5,532
	Fomento Economico Mexicano SAB de CV	3.500%	1/16/50	1	1
	General Mills Inc.	4.700%	1/30/27	3,790	3,788
	General Mills Inc.	3.200%	2/10/27	14,829	14,397
	General Mills Inc.	4.200%	4/17/28	26,420	25,869
	General Mills Inc.	4.875%	1/30/30	8,100	8,047
	General Mills Inc.	2.875%	4/15/30	9,098	8,180
	General Mills Inc.	2.250%	10/14/31	3,379	2,822
	General Mills Inc.	4.950%	3/29/33	11,005	10,729
	General Mills Inc.	5.250%	1/30/35	9,100	8,954
	General Mills Inc.	3.000%	2/1/51	8,065	5,085
	Haleon US Capital LLC	3.375%	3/24/27	25,704	24,954
	Haleon US Capital LLC	3.375%	3/24/29	13,074	12,287
	Haleon US Capital LLC	3.625%	3/24/32	30,140	27,281
	Haleon US Capital LLC	4.000%	3/24/52	14,242	10,976
	Hershey Co.	2.300%	8/15/26	10,577	10,225
	Hershey Co.	4.250%	5/4/28	3,485	3,451
	Hershey Co.	2.450%	11/15/29	4,689	4,230
	Hershey Co.	1.700%	6/1/30	4,033	3,432
	Hershey Co.	4.500%	5/4/33	5,406	5,250
	Hershey Co.	3.375%	8/15/46	890	641
	Hershey Co.	3.125%	11/15/49	6,481	4,308
	Hershey Co.	2.650%	6/1/50	4,391	2,625
	Hormel Foods Corp.	4.800%	3/30/27	5,695	5,722
	Hormel Foods Corp.	1.700%	6/3/28	9,916	8,982
	Hormel Foods Corp.	1.800%	6/11/30	12,978	11,062
	Hormel Foods Corp.	3.050%	6/3/51	7,830	5,076
	Ingredion Inc.	3.200%	10/1/26	6,070	5,904
	Ingredion Inc.	2.900%	6/1/30	11,024	9,894
	Ingredion Inc.	3.900%	6/1/50	1,655	1,219
	J M Smucker Co.	3.375%	12/15/27	13,920	13,484
	J M Smucker Co.	5.900%	11/15/28	5,590	5,790
	J M Smucker Co.	2.375%	3/15/30	10,485	9,255
	J M Smucker Co.	2.125%	3/15/32	1,229	999
	J M Smucker Co.	6.200%	11/15/33	18,905	19,947
	J M Smucker Co.	4.250%	3/15/35	6,529	5,911
	J M Smucker Co.	6.500%	11/15/43	13,365	14,234
	J M Smucker Co.	6.500%	11/15/53	14,277	15,312
	JBS USA Holding Lux Sarl	2.500%	1/15/27	6,565	6,234
	JBS USA Holding Lux Sarl	5.125%	2/1/28	16,623	16,537
	JBS USA Holding Lux Sarl	5.500%	1/15/30	15,720	15,699
	JBS USA Holding Lux Sarl	3.750%	12/1/31	10,668	9,485
	JBS USA Holding Lux Sarl	3.625%	1/15/32	5,887	5,187
	JBS USA Holding Lux Sarl	5.750%	4/1/33	21,370	21,289
	JBS USA Holding Lux Sarl	6.750%	3/15/34	15,109	15,989
	JBS USA Holding Lux Sarl	4.375%	2/2/52	14,656	10,951
	JBS USA Holding Lux Sarl	6.500%	12/1/52	33,629	33,956
	JBS USA Holding Lux Sarl	7.250%	11/15/53	14,570	16,035
	Kellanova	3.250%	4/1/26	11,468	11,276
	Kellanova	3.400%	11/15/27	8,247	7,955
	Kellanova	4.300%	5/15/28	7,223	7,103
	Kellanova	2.100%	6/1/30	2,425	2,108
[2]	Kellanova	7.450%	4/1/31	9,580	10,681
	Kellanova	4.500%	4/1/46	8,835	7,423
	Kellanova	5.750%	5/16/54	3,915	3,900
	Kenvue Inc.	5.350%	3/22/26	10,485	10,584
	Kenvue Inc.	5.050%	3/22/28	14,820	14,993
	Kenvue Inc.	5.000%	3/22/30	11,590	11,665
	Kenvue Inc.	4.900%	3/22/33	23,941	23,527
	Kenvue Inc.	5.100%	3/22/43	11,590	11,079
43

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kenvue Inc.	5.050%	3/22/53	19,745	18,280
	Kenvue Inc.	5.200%	3/22/63	10,725	9,866
	Keurig Dr Pepper Inc.	2.550%	9/15/26	10,299	9,950
[2]	Keurig Dr Pepper Inc.	5.100%	3/15/27	7,910	7,981
	Keurig Dr Pepper Inc.	3.430%	6/15/27	9,387	9,109
	Keurig Dr Pepper Inc.	5.050%	3/15/29	7,700	7,719
	Keurig Dr Pepper Inc.	3.950%	4/15/29	18,054	17,315
	Keurig Dr Pepper Inc.	3.200%	5/1/30	24,839	22,701
[2]	Keurig Dr Pepper Inc.	2.250%	3/15/31	10,635	8,995
[2]	Keurig Dr Pepper Inc.	5.200%	3/15/31	9,865	9,952
	Keurig Dr Pepper Inc.	4.050%	4/15/32	11,690	10,930
	Keurig Dr Pepper Inc.	5.300%	3/15/34	11,365	11,345
	Keurig Dr Pepper Inc.	4.500%	11/15/45	5,319	4,437
	Keurig Dr Pepper Inc.	4.420%	12/15/46	5,717	4,674
	Keurig Dr Pepper Inc.	5.085%	5/25/48	2,100	1,883
	Keurig Dr Pepper Inc.	3.800%	5/1/50	13,284	9,745
	Keurig Dr Pepper Inc.	3.350%	3/15/51	5,616	3,757
	Keurig Dr Pepper Inc.	4.500%	4/15/52	15,470	12,720
	Kimberly-Clark Corp.	2.750%	2/15/26	9,644	9,456
	Kimberly-Clark Corp.	1.050%	9/15/27	6,201	5,666
	Kimberly-Clark Corp.	3.950%	11/1/28	5,140	5,023
	Kimberly-Clark Corp.	3.200%	4/25/29	8,868	8,365
	Kimberly-Clark Corp.	3.100%	3/26/30	10,967	10,138
	Kimberly-Clark Corp.	2.000%	11/2/31	11,611	9,772
	Kimberly-Clark Corp.	6.625%	8/1/37	3,283	3,699
	Kimberly-Clark Corp.	5.300%	3/1/41	10,784	10,539
	Kimberly-Clark Corp.	3.200%	7/30/46	7,030	4,934
	Kimberly-Clark Corp.	3.900%	5/4/47	5,295	4,135
	Kimberly-Clark Corp.	2.875%	2/7/50	3,139	2,027
	Koninklijke Ahold Delhaize NV	5.700%	10/1/40	3,449	3,388
	Kraft Heinz Foods Co.	3.000%	6/1/26	24,063	23,483
	Kraft Heinz Foods Co.	3.875%	5/15/27	21,357	20,925
	Kraft Heinz Foods Co.	3.750%	4/1/30	5,390	5,091
	Kraft Heinz Foods Co.	5.000%	7/15/35	14,425	13,962
	Kraft Heinz Foods Co.	6.875%	1/26/39	11,687	12,878
	Kraft Heinz Foods Co.	6.500%	2/9/40	11,020	11,665
	Kraft Heinz Foods Co.	5.000%	6/4/42	17,107	15,373
	Kraft Heinz Foods Co.	5.200%	7/15/45	25,581	23,149
	Kraft Heinz Foods Co.	4.375%	6/1/46	26,001	20,996
	Kraft Heinz Foods Co.	4.875%	10/1/49	17,020	14,564
	Kraft Heinz Foods Co.	5.500%	6/1/50	21,741	20,364
	Kroger Co.	3.500%	2/1/26	15,522	15,323
	Kroger Co.	2.650%	10/15/26	16,981	16,382
	Kroger Co.	3.700%	8/1/27	3,752	3,661
[2]	Kroger Co.	7.700%	6/1/29	5,250	5,773
	Kroger Co.	8.000%	9/15/29	4,085	4,568
	Kroger Co.	2.200%	5/1/30	6,553	5,682
	Kroger Co.	7.500%	4/1/31	6,593	7,395
	Kroger Co.	5.000%	9/15/34	29,260	28,345
	Kroger Co.	6.900%	4/15/38	7,598	8,363
	Kroger Co.	5.000%	4/15/42	7,142	6,455
	Kroger Co.	5.150%	8/1/43	6,150	5,630
	Kroger Co.	3.875%	10/15/46	14,215	10,630
	Kroger Co.	4.450%	2/1/47	22,950	18,863
	Kroger Co.	4.650%	1/15/48	8,096	6,784
	Kroger Co.	5.500%	9/15/54	36,976	34,740
	Kroger Co.	5.650%	9/15/64	19,477	18,302
	McCormick & Co. Inc.	0.900%	2/15/26	6,768	6,485
	McCormick & Co. Inc.	3.400%	8/15/27	10,536	10,204
	McCormick & Co. Inc.	2.500%	4/15/30	8,092	7,147
	McCormick & Co. Inc.	1.850%	2/15/31	5,931	4,908
	McCormick & Co. Inc.	4.950%	4/15/33	1,505	1,468
	McCormick & Co. Inc.	4.700%	10/15/34	8,665	8,154
	McCormick & Co. Inc.	4.200%	8/15/47	5,638	4,565
	Mead Johnson Nutrition Co.	5.900%	11/1/39	8,325	8,543
	Mead Johnson Nutrition Co.	4.600%	6/1/44	7,603	6,600
	Molson Coors Beverage Co.	3.000%	7/15/26	32,382	31,576
	Molson Coors Beverage Co.	5.000%	5/1/42	20,675	18,922
	Molson Coors Beverage Co.	4.200%	7/15/46	20,901	16,686
	Mondelez International Inc.	2.625%	3/17/27	11,075	10,594
44

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Mondelez International Inc.	4.750%	2/20/29	2,659	2,649
Mondelez International Inc.	2.750%	4/13/30	14,424	12,905
Mondelez International Inc.	1.500%	2/4/31	9,620	7,833
Mondelez International Inc.	3.000%	3/17/32	6,417	5,568
Mondelez International Inc.	1.875%	10/15/32	9,430	7,571
Mondelez International Inc.	4.750%	8/28/34	8,350	7,982
Mondelez International Inc.	2.625%	9/4/50	15,574	9,088
PepsiCo Inc.	2.850%	2/24/26	13,054	12,827
PepsiCo Inc.	2.375%	10/6/26	19,323	18,664
PepsiCo Inc.	5.125%	11/10/26	6,560	6,642
PepsiCo Inc.	2.625%	3/19/27	13,081	12,601
PepsiCo Inc.	3.000%	10/15/27	9,713	9,351
PepsiCo Inc.	3.600%	2/18/28	8,422	8,188
PepsiCo Inc.	4.450%	5/15/28	3,875	3,870
PepsiCo Inc.	2.625%	7/29/29	19,010	17,422
PepsiCo Inc.	2.750%	3/19/30	38,628	35,079
PepsiCo Inc.	1.625%	5/1/30	15,711	13,386
PepsiCo Inc.	1.400%	2/25/31	12,461	10,171
PepsiCo Inc.	1.950%	10/21/31	6,685	5,555
PepsiCo Inc.	3.500%	3/19/40	11,425	9,185
PepsiCo Inc.	2.625%	10/21/41	10,733	7,420
PepsiCo Inc.	4.000%	3/5/42	8,597	7,134
PepsiCo Inc.	3.600%	8/13/42	10,394	8,122
PepsiCo Inc.	4.250%	10/22/44	4,529	3,837
PepsiCo Inc.	4.450%	4/14/46	15,798	13,641
PepsiCo Inc.	3.450%	10/6/46	23,363	17,164
PepsiCo Inc.	4.000%	5/2/47	7,878	6,296
PepsiCo Inc.	3.375%	7/29/49	8,205	5,869
PepsiCo Inc.	2.875%	10/15/49	10,384	6,742
PepsiCo Inc.	3.625%	3/19/50	8,720	6,482
PepsiCo Inc.	2.750%	10/21/51	15,857	9,847
PepsiCo Inc.	4.200%	7/18/52	2,756	2,241
PepsiCo Inc.	4.650%	2/15/53	3,547	3,094
PepsiCo Inc.	3.875%	3/19/60	4,830	3,616
Philip Morris International Inc.	4.875%	2/13/26	13,132	13,170
Philip Morris International Inc.	2.750%	2/25/26	18,596	18,200
Philip Morris International Inc.	0.875%	5/1/26	5,901	5,617
Philip Morris International Inc.	4.750%	2/12/27	11,844	11,871
Philip Morris International Inc.	3.125%	8/17/27	5,762	5,555
Philip Morris International Inc.	4.375%	11/1/27	5,665	5,617
Philip Morris International Inc.	5.125%	11/17/27	19,705	19,938
Philip Morris International Inc.	4.875%	2/15/28	20,463	20,505
Philip Morris International Inc.	3.125%	3/2/28	6,385	6,071
Philip Morris International Inc.	5.250%	9/7/28	8,240	8,358
Philip Morris International Inc.	4.875%	2/13/29	10,794	10,785
Philip Morris International Inc.	3.375%	8/15/29	12,149	11,400
Philip Morris International Inc.	4.625%	11/1/29	9,775	9,640
Philip Morris International Inc.	5.625%	11/17/29	16,265	16,750
Philip Morris International Inc.	5.125%	2/15/30	13,711	13,786
Philip Morris International Inc.	2.100%	5/1/30	16,237	14,030
Philip Morris International Inc.	5.500%	9/7/30	6,847	7,007
Philip Morris International Inc.	1.750%	11/1/30	11,645	9,719
Philip Morris International Inc.	5.125%	2/13/31	17,285	17,293
Philip Morris International Inc.	4.750%	11/1/31	9,715	9,499
Philip Morris International Inc.	5.750%	11/17/32	23,445	24,086
Philip Morris International Inc.	5.375%	2/15/33	30,743	30,791
Philip Morris International Inc.	5.625%	9/7/33	9,788	9,939
Philip Morris International Inc.	5.250%	2/13/34	24,232	23,963
Philip Morris International Inc.	4.900%	11/1/34	2,994	2,878
Philip Morris International Inc.	6.375%	5/16/38	15,885	17,061
Philip Morris International Inc.	4.375%	11/15/41	24,908	21,142
Philip Morris International Inc.	4.500%	3/20/42	10,283	8,867
Philip Morris International Inc.	3.875%	8/21/42	18,245	14,426
Philip Morris International Inc.	4.125%	3/4/43	10,555	8,549
Philip Morris International Inc.	4.875%	11/15/43	11,357	10,147
Philip Morris International Inc.	4.250%	11/10/44	10,451	8,521
Pilgrim's Pride Corp.	4.250%	4/15/31	13,425	12,342
Pilgrim's Pride Corp.	3.500%	3/1/32	12,758	10,995
Pilgrim's Pride Corp.	6.250%	7/1/33	16,175	16,495
Pilgrim's Pride Corp.	6.875%	5/15/34	8,414	8,958
45

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Procter & Gamble Co.	2.700%	2/2/26	20,670	20,290
	Procter & Gamble Co.	2.450%	11/3/26	15,757	15,236
	Procter & Gamble Co.	2.800%	3/25/27	19,692	19,043
	Procter & Gamble Co.	2.850%	8/11/27	3,605	3,470
	Procter & Gamble Co.	4.350%	1/29/29	13,036	12,971
	Procter & Gamble Co.	3.000%	3/25/30	33,863	31,234
	Procter & Gamble Co.	1.200%	10/29/30	22,019	18,174
	Procter & Gamble Co.	4.050%	1/26/33	12,370	11,790
	Procter & Gamble Co.	4.550%	1/29/34	16,440	15,986
	Procter & Gamble Co.	5.550%	3/5/37	3,015	3,156
	Procter & Gamble Co.	3.550%	3/25/40	8,976	7,428
	Procter & Gamble Co.	3.500%	10/25/47	10,487	7,938
	Procter & Gamble Co.	3.600%	3/25/50	6,584	5,046
	Reynolds American Inc.	5.700%	8/15/35	14,642	14,652
	Reynolds American Inc.	7.250%	6/15/37	4,193	4,598
[2]	Reynolds American Inc.	8.125%	5/1/40	2,569	2,973
[2]	Reynolds American Inc.	7.000%	8/4/41	3,375	3,542
	Reynolds American Inc.	6.150%	9/15/43	9,986	9,878
	Reynolds American Inc.	5.850%	8/15/45	35,027	33,311
	Sysco Corp.	3.300%	7/15/26	20,366	19,947
	Sysco Corp.	3.250%	7/15/27	23,569	22,733
	Sysco Corp.	5.750%	1/17/29	6,725	6,923
	Sysco Corp.	2.400%	2/15/30	4,710	4,155
	Sysco Corp.	5.950%	4/1/30	15,500	16,136
	Sysco Corp.	2.450%	12/14/31	6,796	5,704
	Sysco Corp.	6.000%	1/17/34	2,355	2,468
	Sysco Corp.	6.600%	4/1/40	14,793	15,947
	Sysco Corp.	4.850%	10/1/45	8,925	7,807
	Sysco Corp.	4.500%	4/1/46	4,789	3,964
	Sysco Corp.	4.450%	3/15/48	8,421	6,867
	Sysco Corp.	3.300%	2/15/50	8,570	5,778
	Sysco Corp.	6.600%	4/1/50	19,351	21,221
	Sysco Corp.	3.150%	12/14/51	9,897	6,379
	Target Corp.	2.500%	4/15/26	13,480	13,151
	Target Corp.	1.950%	1/15/27	6,805	6,475
	Target Corp.	3.375%	4/15/29	15,171	14,395
	Target Corp.	2.350%	2/15/30	9,754	8,663
	Target Corp.	2.650%	9/15/30	11,438	10,191
	Target Corp.	4.500%	9/15/32	18,560	17,933
	Target Corp.	4.400%	1/15/33	6,390	6,114
	Target Corp.	4.500%	9/15/34	17,725	16,835
	Target Corp.	6.500%	10/15/37	6,077	6,662
	Target Corp.	7.000%	1/15/38	10,122	11,563
	Target Corp.	4.000%	7/1/42	4,223	3,523
	Target Corp.	3.625%	4/15/46	10,575	7,908
	Target Corp.	3.900%	11/15/47	2,822	2,195
	Target Corp.	2.950%	1/15/52	7,785	4,961
	Tyson Foods Inc.	4.000%	3/1/26	14,031	13,924
	Tyson Foods Inc.	3.550%	6/2/27	17,317	16,802
	Tyson Foods Inc.	4.350%	3/1/29	17,878	17,370
	Tyson Foods Inc.	5.400%	3/15/29	2,355	2,381
	Tyson Foods Inc.	5.700%	3/15/34	12,420	12,563
	Tyson Foods Inc.	5.150%	8/15/44	14,662	13,353
	Tyson Foods Inc.	4.550%	6/2/47	4,965	4,075
	Tyson Foods Inc.	5.100%	9/28/48	19,294	17,150
	Unilever Capital Corp.	2.000%	7/28/26	11,755	11,329
	Unilever Capital Corp.	2.900%	5/5/27	16,550	15,971
	Unilever Capital Corp.	4.250%	8/12/27	6,902	6,860
	Unilever Capital Corp.	3.500%	3/22/28	3,939	3,811
	Unilever Capital Corp.	4.875%	9/8/28	8,175	8,238
	Unilever Capital Corp.	2.125%	9/6/29	20,920	18,619
	Unilever Capital Corp.	1.375%	9/14/30	5,204	4,317
	Unilever Capital Corp.	1.750%	8/12/31	7,310	6,046
	Unilever Capital Corp.	5.900%	11/15/32	9,844	10,444
	Unilever Capital Corp.	5.000%	12/8/33	11,675	11,655
	Unilever Capital Corp.	4.625%	8/12/34	12,750	12,266
[2]	Unilever Capital Corp.	2.625%	8/12/51	14,515	8,805
	Walmart Inc.	4.000%	4/15/26	5,850	5,823
	Walmart Inc.	3.050%	7/8/26	14,578	14,291
	Walmart Inc.	1.050%	9/17/26	10,594	10,022
46

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Walmart Inc.	3.950%	9/9/27	12,667	12,532
	Walmart Inc.	3.900%	4/15/28	10,790	10,598
	Walmart Inc.	3.700%	6/26/28	30,821	30,139
	Walmart Inc.	1.500%	9/22/28	14,180	12,733
	Walmart Inc.	3.250%	7/8/29	23,328	22,124
	Walmart Inc.	2.375%	9/24/29	21,083	19,202
	Walmart Inc.	4.000%	4/15/30	10,375	10,141
	Walmart Inc.	1.800%	9/22/31	5,542	4,627
	Walmart Inc.	4.150%	9/9/32	15,655	15,071
	Walmart Inc.	4.100%	4/15/33	37,592	35,771
	Walmart Inc.	5.250%	9/1/35	19,426	19,990
	Walmart Inc.	6.500%	8/15/37	4,623	5,213
	Walmart Inc.	6.200%	4/15/38	15,614	17,231
	Walmart Inc.	3.950%	6/28/38	16,474	14,736
	Walmart Inc.	5.625%	4/1/40	5,468	5,700
	Walmart Inc.	5.000%	10/25/40	5,879	5,728
	Walmart Inc.	4.000%	4/11/43	21,346	18,074
	Walmart Inc.	4.300%	4/22/44	5,175	4,528
	Walmart Inc.	3.625%	12/15/47	10,192	7,770
	Walmart Inc.	4.050%	6/29/48	17,956	14,698
	Walmart Inc.	2.950%	9/24/49	10,916	7,290
	Walmart Inc.	4.500%	9/9/52	14,849	12,921
					5,533,920
Energy (1.9%)
	Apache Corp.	4.375%	10/15/28	4,435	4,279
	Apache Corp.	4.250%	1/15/30	6,687	6,279
	Apache Corp.	6.000%	1/15/37	5,958	5,871
	Apache Corp.	5.100%	9/1/40	17,303	15,017
	Apache Corp.	5.250%	2/1/42	5,267	4,539
	Apache Corp.	4.750%	4/15/43	5,789	4,603
	Apache Corp.	5.350%	7/1/49	5,300	4,401
	Baker Hughes Holdings LLC	2.061%	12/15/26	7,821	7,449
	Baker Hughes Holdings LLC	3.337%	12/15/27	19,430	18,738
	Baker Hughes Holdings LLC	3.138%	11/7/29	7,429	6,857
	Baker Hughes Holdings LLC	4.486%	5/1/30	6,704	6,568
	Baker Hughes Holdings LLC	4.080%	12/15/47	17,172	13,490
	Boardwalk Pipelines LP	5.950%	6/1/26	17,104	17,310
	Boardwalk Pipelines LP	4.450%	7/15/27	7,605	7,523
	Boardwalk Pipelines LP	3.600%	9/1/32	6,986	6,101
	Boardwalk Pipelines LP	5.625%	8/1/34	10,065	10,025
	BP Capital Markets America Inc.	3.410%	2/11/26	16,651	16,447
[2]	BP Capital Markets America Inc.	3.119%	5/4/26	20,855	20,482
[2]	BP Capital Markets America Inc.	3.017%	1/16/27	13,705	13,283
	BP Capital Markets America Inc.	3.543%	4/6/27	14,033	13,703
[2]	BP Capital Markets America Inc.	3.588%	4/14/27	9,779	9,557
	BP Capital Markets America Inc.	5.017%	11/17/27	13,540	13,681
	BP Capital Markets America Inc.	3.937%	9/21/28	13,003	12,602
	BP Capital Markets America Inc.	4.234%	11/6/28	27,075	26,507
	BP Capital Markets America Inc.	4.970%	10/17/29	8,065	8,102
	BP Capital Markets America Inc.	4.868%	11/25/29	17,500	17,505
	BP Capital Markets America Inc.	3.633%	4/6/30	26,931	25,351
	BP Capital Markets America Inc.	1.749%	8/10/30	9,362	7,923
	BP Capital Markets America Inc.	2.721%	1/12/32	19,542	16,720
	BP Capital Markets America Inc.	4.812%	2/13/33	29,425	28,381
	BP Capital Markets America Inc.	4.893%	9/11/33	21,249	20,559
	BP Capital Markets America Inc.	5.227%	11/17/34	21,500	21,159
	BP Capital Markets America Inc.	3.060%	6/17/41	26,515	19,109
	BP Capital Markets America Inc.	3.000%	2/24/50	42,104	26,748
	BP Capital Markets America Inc.	2.772%	11/10/50	19,769	11,846
	BP Capital Markets America Inc.	2.939%	6/4/51	27,438	16,963
	BP Capital Markets America Inc.	3.001%	3/17/52	18,395	11,471
	BP Capital Markets America Inc.	3.379%	2/8/61	22,210	14,074
	BP Capital Markets plc	3.279%	9/19/27	29,757	28,759
	BP Capital Markets plc	3.723%	11/28/28	17,379	16,711
	Burlington Resources LLC	7.200%	8/15/31	4,983	5,524
	Canadian Natural Resources Ltd.	3.850%	6/1/27	23,971	23,451
[7]	Canadian Natural Resources Ltd.	5.000%	12/15/29	9,750	9,643
	Canadian Natural Resources Ltd.	2.950%	7/15/30	9,764	8,673
	Canadian Natural Resources Ltd.	7.200%	1/15/32	6,543	7,144
47

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Canadian Natural Resources Ltd.	6.450%	6/30/33	5,509	5,779
[7]	Canadian Natural Resources Ltd.	5.400%	12/15/34	3,000	2,920
	Canadian Natural Resources Ltd.	5.850%	2/1/35	5,028	5,039
	Canadian Natural Resources Ltd.	6.500%	2/15/37	6,308	6,544
	Canadian Natural Resources Ltd.	6.250%	3/15/38	13,760	14,042
	Canadian Natural Resources Ltd.	6.750%	2/1/39	1,844	1,950
[2]	Canadian Natural Resources Ltd.	4.950%	6/1/47	10,633	9,116
	Cenovus Energy Inc.	4.250%	4/15/27	5,480	5,406
	Cenovus Energy Inc.	2.650%	1/15/32	10,515	8,744
	Cenovus Energy Inc.	5.250%	6/15/37	2,933	2,742
	Cenovus Energy Inc.	6.750%	11/15/39	5,356	5,744
	Cenovus Energy Inc.	5.400%	6/15/47	6,836	6,073
	Cenovus Energy Inc.	3.750%	2/15/52	13,253	9,140
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	33,067	33,238
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	23,680	22,224
	Cheniere Corpus Christi Holdings LLC	2.742%	12/31/39	7,723	6,158
	Cheniere Energy Inc.	4.625%	10/15/28	19,485	19,104
	Cheniere Energy Inc.	5.650%	4/15/34	19,320	19,346
	Cheniere Energy Partners LP	4.500%	10/1/29	26,203	25,363
	Cheniere Energy Partners LP	4.000%	3/1/31	30,393	28,123
	Cheniere Energy Partners LP	3.250%	1/31/32	24,290	21,067
	Cheniere Energy Partners LP	5.950%	6/30/33	4,833	4,937
[7]	Cheniere Energy Partners LP	5.750%	8/15/34	14,780	14,843
	Chevron Corp.	2.954%	5/16/26	29,437	28,861
	Chevron Corp.	1.995%	5/11/27	11,495	10,866
	Chevron Corp.	2.236%	5/11/30	24,953	21,968
	Chevron Corp.	3.078%	5/11/50	17,098	11,298
	Chevron USA Inc.	1.018%	8/12/27	7,299	6,679
	Chevron USA Inc.	3.850%	1/15/28	11,092	10,940
	Chevron USA Inc.	3.250%	10/15/29	6,746	6,347
	Chevron USA Inc.	5.250%	11/15/43	9,429	9,152
	CNOOC Finance 2013 Ltd.	2.875%	9/30/29	5,585	5,159
	CNOOC Finance 2013 Ltd.	4.250%	5/9/43	9,660	8,519
	CNOOC Finance 2013 Ltd.	3.300%	9/30/49	5,000	3,642
	CNOOC Finance 2014 ULC	4.875%	4/30/44	6,470	6,165
	CNOOC Finance 2015 Australia Pty Ltd.	4.200%	5/5/45	2,615	2,269
	CNOOC Finance 2015 USA LLC	4.375%	5/2/28	18,436	18,229
	CNOOC Petroleum North America ULC	5.875%	3/10/35	9,270	9,919
	CNOOC Petroleum North America ULC	6.400%	5/15/37	16,477	18,555
	Columbia Pipeline Group Inc.	5.800%	6/1/45	3,903	3,751
	ConocoPhillips	4.300%	8/15/28	14,016	13,763
	ConocoPhillips	2.400%	2/15/31	6,630	5,662
	ConocoPhillips	5.900%	10/15/32	10,303	10,881
	ConocoPhillips	5.900%	5/15/38	4,480	4,632
	ConocoPhillips	6.500%	2/1/39	19,664	21,448
	ConocoPhillips	4.875%	10/1/47	8,891	7,781
	ConocoPhillips Co.	4.700%	1/15/30	22,400	22,153
	ConocoPhillips Co.	4.850%	1/15/32	19,000	18,614
	ConocoPhillips Co.	5.050%	9/15/33	11,260	11,107
	ConocoPhillips Co.	5.000%	1/15/35	41,100	39,911
	ConocoPhillips Co.	3.758%	3/15/42	11,246	8,839
	ConocoPhillips Co.	4.300%	11/15/44	12,517	10,443
	ConocoPhillips Co.	3.800%	3/15/52	15,280	11,157
	ConocoPhillips Co.	5.300%	5/15/53	14,539	13,432
	ConocoPhillips Co.	5.550%	3/15/54	13,230	12,691
	ConocoPhillips Co.	5.500%	1/15/55	34,300	32,523
	ConocoPhillips Co.	4.025%	3/15/62	23,120	16,715
	ConocoPhillips Co.	5.700%	9/15/63	9,640	9,220
	ConocoPhillips Co.	5.650%	1/15/65	16,700	15,776
	Continental Resources Inc.	4.375%	1/15/28	11,052	10,743
	Continental Resources Inc.	4.900%	6/1/44	6,362	5,140
	Coterra Energy Inc.	3.900%	5/15/27	17,831	17,423
	Coterra Energy Inc.	4.375%	3/15/29	7,052	6,824
	Coterra Energy Inc.	5.400%	2/15/35	2,950	2,859
	Coterra Energy Inc.	5.900%	2/15/55	2,200	2,074
	DCP Midstream Operating LP	5.625%	7/15/27	5,509	5,584
	DCP Midstream Operating LP	5.125%	5/15/29	5,890	5,894
	DCP Midstream Operating LP	3.250%	2/15/32	5,864	5,044
	DCP Midstream Operating LP	5.600%	4/1/44	6,400	5,965
	Devon Energy Corp.	5.250%	10/15/27	5,605	5,609
48

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Devon Energy Corp.	5.875%	6/15/28	5,569	5,590
	Devon Energy Corp.	4.500%	1/15/30	10,468	10,130
	Devon Energy Corp.	7.875%	9/30/31	8,078	9,101
	Devon Energy Corp.	7.950%	4/15/32	4,780	5,385
	Devon Energy Corp.	5.600%	7/15/41	16,622	15,360
	Devon Energy Corp.	4.750%	5/15/42	9,751	8,090
	Devon Energy Corp.	5.000%	6/15/45	10,975	9,166
	Diamondback Energy Inc.	3.250%	12/1/26	10,306	10,034
	Diamondback Energy Inc.	5.200%	4/18/27	11,145	11,251
	Diamondback Energy Inc.	3.500%	12/1/29	17,331	16,125
	Diamondback Energy Inc.	5.150%	1/30/30	11,575	11,595
	Diamondback Energy Inc.	3.125%	3/24/31	13,221	11,697
	Diamondback Energy Inc.	6.250%	3/15/33	14,585	15,164
	Diamondback Energy Inc.	5.400%	4/18/34	16,502	16,230
	Diamondback Energy Inc.	4.400%	3/24/51	8,679	6,728
	Diamondback Energy Inc.	4.250%	3/15/52	10,674	8,046
	Diamondback Energy Inc.	6.250%	3/15/53	22,080	22,032
	Diamondback Energy Inc.	5.750%	4/18/54	17,442	16,348
	Diamondback Energy Inc.	5.900%	4/18/64	13,640	12,791
	Eastern Energy Gas Holdings LLC	5.650%	10/15/54	11,675	11,009
	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	5,775	5,288
[2]	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/43	4,435	3,871
[2]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	5,363	4,512
[2]	Enbridge Energy Partners LP	7.500%	4/15/38	10,010	11,352
	Enbridge Energy Partners LP	5.500%	9/15/40	5,356	5,109
	Enbridge Energy Partners LP	7.375%	10/15/45	12,052	13,601
	Enbridge Inc.	1.600%	10/4/26	3,318	3,142
	Enbridge Inc.	5.900%	11/15/26	10,453	10,656
	Enbridge Inc.	4.250%	12/1/26	15,204	15,068
	Enbridge Inc.	5.250%	4/5/27	10,059	10,176
	Enbridge Inc.	3.700%	7/15/27	13,649	13,315
	Enbridge Inc.	6.000%	11/15/28	10,310	10,667
	Enbridge Inc.	5.300%	4/5/29	9,645	9,743
	Enbridge Inc.	3.125%	11/15/29	14,827	13,575
	Enbridge Inc.	6.200%	11/15/30	10,185	10,714
	Enbridge Inc.	5.700%	3/8/33	30,441	30,771
	Enbridge Inc.	2.500%	8/1/33	14,510	11,642
	Enbridge Inc.	5.625%	4/5/34	11,312	11,383
	Enbridge Inc.	4.500%	6/10/44	9,261	7,609
	Enbridge Inc.	5.500%	12/1/46	6,770	6,419
	Enbridge Inc.	4.000%	11/15/49	2,360	1,763
	Enbridge Inc.	3.400%	8/1/51	14,792	9,891
	Enbridge Inc.	6.700%	11/15/53	24,950	27,055
	Enbridge Inc.	5.950%	4/5/54	12,065	11,934
	Enbridge Inc.	7.200%	6/27/54	9,805	10,087
	Enbridge Inc.	7.375%	3/15/55	5,486	5,694
	Energy Transfer LP	4.750%	1/15/26	17,240	17,220
	Energy Transfer LP	3.900%	7/15/26	6,515	6,430
	Energy Transfer LP	4.400%	3/15/27	13,638	13,506
	Energy Transfer LP	4.200%	4/15/27	8,810	8,694
[2]	Energy Transfer LP	5.500%	6/1/27	15,603	15,807
	Energy Transfer LP	4.000%	10/1/27	12,210	11,938
	Energy Transfer LP	5.550%	2/15/28	2,605	2,645
	Energy Transfer LP	4.950%	5/15/28	21,272	21,240
	Energy Transfer LP	4.950%	6/15/28	16,605	16,575
	Energy Transfer LP	5.250%	4/15/29	18,732	18,800
	Energy Transfer LP	5.250%	7/1/29	5,033	5,057
	Energy Transfer LP	3.750%	5/15/30	16,235	15,132
	Energy Transfer LP	6.400%	12/1/30	7,290	7,695
	Energy Transfer LP	5.750%	2/15/33	9,800	9,917
	Energy Transfer LP	6.550%	12/1/33	4,347	4,618
	Energy Transfer LP	5.550%	5/15/34	14,794	14,666
	Energy Transfer LP	5.600%	9/1/34	17,280	17,199
	Energy Transfer LP	4.900%	3/15/35	6,848	6,426
	Energy Transfer LP	6.625%	10/15/36	7,014	7,438
[2]	Energy Transfer LP	5.800%	6/15/38	11,770	11,574
	Energy Transfer LP	7.500%	7/1/38	7,154	8,081
	Energy Transfer LP	6.050%	6/1/41	6,896	6,855
	Energy Transfer LP	6.500%	2/1/42	13,295	13,756
	Energy Transfer LP	6.100%	2/15/42	11,581	11,378
49

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Energy Transfer LP	4.950%	1/15/43	1,495	1,282
	Energy Transfer LP	5.150%	2/1/43	3,695	3,249
	Energy Transfer LP	5.950%	10/1/43	5,068	4,903
	Energy Transfer LP	5.300%	4/1/44	9,511	8,493
	Energy Transfer LP	5.150%	3/15/45	11,538	10,088
	Energy Transfer LP	5.350%	5/15/45	12,045	10,824
	Energy Transfer LP	6.125%	12/15/45	22,168	21,852
	Energy Transfer LP	5.300%	4/15/47	11,898	10,502
	Energy Transfer LP	5.400%	10/1/47	13,839	12,410
	Energy Transfer LP	6.000%	6/15/48	21,622	20,926
	Energy Transfer LP	6.250%	4/15/49	33,399	33,468
	Energy Transfer LP	5.000%	5/15/50	32,963	27,983
	Energy Transfer LP	5.950%	5/15/54	38,100	36,698
	Energy Transfer LP	6.050%	9/1/54	23,488	22,964
	EnLink Midstream LLC	5.375%	6/1/29	6,755	6,749
	EnLink Midstream LLC	5.650%	9/1/34	11,755	11,711
	EnLink Midstream Partners LP	4.850%	7/15/26	7,243	7,224
	EnLink Midstream Partners LP	5.600%	4/1/44	14,530	13,305
	EnLink Midstream Partners LP	5.050%	4/1/45	5,995	5,128
	EnLink Midstream Partners LP	5.450%	6/1/47	9,730	8,749
	Enterprise Products Operating LLC	5.050%	1/10/26	4,016	4,035
	Enterprise Products Operating LLC	3.700%	2/15/26	5,781	5,726
	Enterprise Products Operating LLC	3.950%	2/15/27	6,233	6,144
	Enterprise Products Operating LLC	3.125%	7/31/29	55,325	51,464
	Enterprise Products Operating LLC	2.800%	1/31/30	13,155	11,884
	Enterprise Products Operating LLC	5.350%	1/31/33	3,527	3,553
[2]	Enterprise Products Operating LLC	6.875%	3/1/33	8,383	9,222
[2]	Enterprise Products Operating LLC	6.650%	10/15/34	3,184	3,465
	Enterprise Products Operating LLC	4.950%	2/15/35	17,140	16,580
	Enterprise Products Operating LLC	7.550%	4/15/38	4,510	5,275
	Enterprise Products Operating LLC	6.125%	10/15/39	9,068	9,411
	Enterprise Products Operating LLC	5.950%	2/1/41	9,346	9,572
	Enterprise Products Operating LLC	5.700%	2/15/42	7,600	7,558
	Enterprise Products Operating LLC	4.850%	8/15/42	12,482	11,238
	Enterprise Products Operating LLC	4.450%	2/15/43	14,267	12,153
	Enterprise Products Operating LLC	4.850%	3/15/44	14,817	13,250
	Enterprise Products Operating LLC	5.100%	2/15/45	8,905	8,188
	Enterprise Products Operating LLC	4.900%	5/15/46	12,690	11,281
	Enterprise Products Operating LLC	4.250%	2/15/48	18,622	14,896
	Enterprise Products Operating LLC	4.800%	2/1/49	17,567	15,150
	Enterprise Products Operating LLC	4.200%	1/31/50	24,128	19,001
	Enterprise Products Operating LLC	3.700%	1/31/51	12,871	9,227
	Enterprise Products Operating LLC	3.200%	2/15/52	13,680	8,885
	Enterprise Products Operating LLC	3.300%	2/15/53	16,728	10,988
	Enterprise Products Operating LLC	4.950%	10/15/54	10,153	8,881
	Enterprise Products Operating LLC	5.550%	2/16/55	19,025	18,279
	Enterprise Products Operating LLC	3.950%	1/31/60	13,588	9,771
[2]	Enterprise Products Operating LLC	5.250%	8/16/77	10,709	10,444
[2]	Enterprise Products Operating LLC	5.375%	2/15/78	9,833	9,392
	EOG Resources Inc.	4.150%	1/15/26	10,202	10,150
	EOG Resources Inc.	4.375%	4/15/30	16,842	16,380
	EOG Resources Inc.	3.900%	4/1/35	2,212	1,967
	EOG Resources Inc.	4.950%	4/15/50	11,891	10,554
	EOG Resources Inc.	5.650%	12/1/54	12,700	12,431
	EQT Corp.	3.900%	10/1/27	11,188	10,870
	EQT Corp.	5.700%	4/1/28	6,515	6,610
	EQT Corp.	5.000%	1/15/29	7,817	7,704
	EQT Corp.	7.000%	2/1/30	6,672	7,096
	EQT Corp.	5.750%	2/1/34	9,480	9,418
	Expand Energy Corp.	5.375%	3/15/30	2,195	2,146
	Expand Energy Corp.	4.750%	2/1/32	26,405	24,520
	Expand Energy Corp.	5.700%	1/15/35	11,500	11,298
	Exxon Mobil Corp.	3.043%	3/1/26	20,281	19,960
	Exxon Mobil Corp.	2.275%	8/16/26	17,452	16,871
	Exxon Mobil Corp.	3.294%	3/19/27	10,530	10,308
	Exxon Mobil Corp.	2.440%	8/16/29	18,698	17,062
	Exxon Mobil Corp.	3.482%	3/19/30	25,540	24,041
	Exxon Mobil Corp.	2.610%	10/15/30	29,568	26,332
	Exxon Mobil Corp.	2.995%	8/16/39	11,037	8,333
	Exxon Mobil Corp.	4.227%	3/19/40	26,709	23,387
50

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Exxon Mobil Corp.	3.567%	3/6/45	13,578	10,199
	Exxon Mobil Corp.	4.114%	3/1/46	24,836	20,095
	Exxon Mobil Corp.	3.095%	8/16/49	21,975	14,593
	Exxon Mobil Corp.	4.327%	3/19/50	35,473	29,168
	Exxon Mobil Corp.	3.452%	4/15/51	41,276	28,974
	Halliburton Co.	2.920%	3/1/30	19,023	17,132
	Halliburton Co.	4.850%	11/15/35	17,315	16,449
	Halliburton Co.	6.700%	9/15/38	13,222	14,400
	Halliburton Co.	4.500%	11/15/41	6,406	5,492
	Halliburton Co.	4.750%	8/1/43	11,666	10,153
	Halliburton Co.	5.000%	11/15/45	41,732	37,339
[7]	Helmerich & Payne Inc.	4.650%	12/1/27	6,930	6,843
[7]	Helmerich & Payne Inc.	4.850%	12/1/29	4,600	4,455
	Helmerich & Payne Inc.	2.900%	9/29/31	9,960	8,289
[7]	Helmerich & Payne Inc.	5.500%	12/1/34	7,300	6,935
	Hess Corp.	4.300%	4/1/27	14,221	14,077
	Hess Corp.	7.875%	10/1/29	6,840	7,607
	Hess Corp.	7.300%	8/15/31	8,566	9,510
	Hess Corp.	6.000%	1/15/40	10,203	10,624
	Hess Corp.	5.600%	2/15/41	17,408	17,152
	Hess Corp.	5.800%	4/1/47	10,339	10,348
	HF Sinclair Corp.	5.875%	4/1/26	10,353	10,429
	HF Sinclair Corp.	5.000%	2/1/28	250	247
	HF Sinclair Corp.	4.500%	10/1/30	6,823	6,432
	Kinder Morgan Energy Partners LP	7.400%	3/15/31	1,050	1,152
	Kinder Morgan Energy Partners LP	7.750%	3/15/32	620	697
	Kinder Morgan Energy Partners LP	7.300%	8/15/33	3,901	4,337
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	9,359	9,416
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	17,296	18,073
[2]	Kinder Morgan Energy Partners LP	6.950%	1/15/38	9,707	10,525
	Kinder Morgan Energy Partners LP	6.500%	9/1/39	8,060	8,405
	Kinder Morgan Energy Partners LP	6.550%	9/15/40	7,938	8,229
	Kinder Morgan Energy Partners LP	7.500%	11/15/40	6,674	7,487
	Kinder Morgan Energy Partners LP	6.375%	3/1/41	3,043	3,099
	Kinder Morgan Energy Partners LP	5.625%	9/1/41	12,919	12,138
	Kinder Morgan Energy Partners LP	5.000%	8/15/42	4,947	4,302
	Kinder Morgan Energy Partners LP	4.700%	11/1/42	11,679	9,817
	Kinder Morgan Energy Partners LP	5.000%	3/1/43	5,435	4,734
	Kinder Morgan Energy Partners LP	5.500%	3/1/44	9,363	8,666
	Kinder Morgan Energy Partners LP	5.400%	9/1/44	4,591	4,174
	Kinder Morgan Inc.	1.750%	11/15/26	6,773	6,420
	Kinder Morgan Inc.	4.300%	3/1/28	30,164	29,610
	Kinder Morgan Inc.	5.100%	8/1/29	3,930	3,931
	Kinder Morgan Inc.	2.000%	2/15/31	9,795	8,195
[2]	Kinder Morgan Inc.	7.800%	8/1/31	6,691	7,532
[2]	Kinder Morgan Inc.	7.750%	1/15/32	6,842	7,775
	Kinder Morgan Inc.	5.300%	12/1/34	19,654	19,181
	Kinder Morgan Inc.	5.550%	6/1/45	23,007	21,482
	Kinder Morgan Inc.	5.050%	2/15/46	13,410	11,634
	Kinder Morgan Inc.	5.200%	3/1/48	3,488	3,076
	Kinder Morgan Inc.	3.250%	8/1/50	6,345	4,013
	Kinder Morgan Inc.	3.600%	2/15/51	4,724	3,192
	Kinder Morgan Inc.	5.950%	8/1/54	9,645	9,401
	Marathon Petroleum Corp.	5.125%	12/15/26	23,198	23,356
	Marathon Petroleum Corp.	3.800%	4/1/28	9,715	9,380
	Marathon Petroleum Corp.	6.500%	3/1/41	15,220	15,768
	Marathon Petroleum Corp.	4.750%	9/15/44	11,287	9,356
	Marathon Petroleum Corp.	4.500%	4/1/48	6,156	4,803
	Marathon Petroleum Corp.	5.000%	9/15/54	4,438	3,657
	MPLX LP	1.750%	3/1/26	22,149	21,390
	MPLX LP	4.125%	3/1/27	10,166	10,016
	MPLX LP	4.250%	12/1/27	21,064	20,741
	MPLX LP	4.000%	3/15/28	16,534	16,032
	MPLX LP	2.650%	8/15/30	19,342	16,919
	MPLX LP	4.950%	9/1/32	10,810	10,426
	MPLX LP	5.000%	3/1/33	15,150	14,559
	MPLX LP	5.500%	6/1/34	21,320	21,020
	MPLX LP	4.500%	4/15/38	20,757	18,080
	MPLX LP	5.200%	3/1/47	12,850	11,394
	MPLX LP	5.200%	12/1/47	3,343	2,951
51

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
MPLX LP	4.700%	4/15/48	10,620	8,697
MPLX LP	5.500%	2/15/49	19,383	17,788
MPLX LP	5.650%	3/1/53	4,422	4,123
MPLX LP	4.900%	4/15/58	5,939	4,791
NOV Inc.	3.600%	12/1/29	6,282	5,861
NOV Inc.	3.950%	12/1/42	14,583	10,830
Occidental Petroleum Corp.	5.550%	3/15/26	12,469	12,528
Occidental Petroleum Corp.	8.500%	7/15/27	6,928	7,391
Occidental Petroleum Corp.	6.375%	9/1/28	8,566	8,843
Occidental Petroleum Corp.	5.200%	8/1/29	15,285	15,166
Occidental Petroleum Corp.	8.875%	7/15/30	13,236	15,065
Occidental Petroleum Corp.	6.625%	9/1/30	18,897	19,783
Occidental Petroleum Corp.	6.125%	1/1/31	15,861	16,227
Occidental Petroleum Corp.	7.500%	5/1/31	11,696	12,771
Occidental Petroleum Corp.	7.875%	9/15/31	6,881	7,606
Occidental Petroleum Corp.	5.375%	1/1/32	15,817	15,494
Occidental Petroleum Corp.	5.550%	10/1/34	10,505	10,194
Occidental Petroleum Corp.	6.450%	9/15/36	24,021	24,581
Occidental Petroleum Corp.	7.950%	6/15/39	5,192	5,920
Occidental Petroleum Corp.	6.200%	3/15/40	5,746	5,658
Occidental Petroleum Corp.	6.600%	3/15/46	16,436	16,611
Occidental Petroleum Corp.	4.400%	4/15/46	7,586	5,625
Occidental Petroleum Corp.	4.200%	3/15/48	5,015	3,604
Occidental Petroleum Corp.	6.050%	10/1/54	13,245	12,456
ONEOK Inc.	5.000%	3/1/26	11,591	11,604
ONEOK Inc.	5.550%	11/1/26	6,214	6,290
ONEOK Inc.	4.000%	7/13/27	15,219	14,941
ONEOK Inc.	4.250%	9/24/27	18,881	18,607
ONEOK Inc.	4.550%	7/15/28	14,306	14,093
ONEOK Inc.	5.650%	11/1/28	5,590	5,705
ONEOK Inc.	4.350%	3/15/29	13,187	12,837
ONEOK Inc.	3.400%	9/1/29	15,434	14,348
ONEOK Inc.	3.100%	3/15/30	15,345	13,911
ONEOK Inc.	3.250%	6/1/30	3,502	3,179
ONEOK Inc.	5.800%	11/1/30	8,986	9,247
ONEOK Inc.	6.350%	1/15/31	4,211	4,424
ONEOK Inc.	4.750%	10/15/31	9,310	9,001
ONEOK Inc.	6.050%	9/1/33	12,445	12,807
ONEOK Inc.	5.050%	11/1/34	27,615	26,420
ONEOK Inc.	6.000%	6/15/35	1,915	1,959
ONEOK Inc.	4.250%	9/15/46	6,058	4,648
ONEOK Inc.	4.950%	7/13/47	12,313	10,402
ONEOK Inc.	4.200%	10/3/47	12,546	9,464
ONEOK Inc.	5.200%	7/15/48	10,728	9,468
ONEOK Inc.	4.850%	2/1/49	7,405	6,131
ONEOK Inc.	4.450%	9/1/49	11,562	8,999
ONEOK Inc.	3.950%	3/1/50	8,210	5,919
ONEOK Inc.	4.500%	3/15/50	6,221	4,893
ONEOK Inc.	7.150%	1/15/51	8,737	9,461
ONEOK Inc.	6.625%	9/1/53	21,460	22,575
ONEOK Inc.	5.700%	11/1/54	19,340	18,197
ONEOK Inc.	5.850%	11/1/64	10,430	9,753
ONEOK Partners LP	6.650%	10/1/36	10,026	10,647
ONEOK Partners LP	6.850%	10/15/37	3,971	4,264
ONEOK Partners LP	6.125%	2/1/41	7,699	7,645
ONEOK Partners LP	6.200%	9/15/43	4,036	4,018
Ovintiv Inc.	5.375%	1/1/26	4,459	4,472
Ovintiv Inc.	5.650%	5/15/28	10,228	10,364
Ovintiv Inc.	7.375%	11/1/31	6,531	7,086
Ovintiv Inc.	6.250%	7/15/33	5,143	5,263
Ovintiv Inc.	6.500%	8/15/34	1,222	1,267
Ovintiv Inc.	6.625%	8/15/37	14,429	14,781
Ovintiv Inc.	6.500%	2/1/38	7,175	7,295
Ovintiv Inc.	7.100%	7/15/53	5,870	6,252
Patterson-UTI Energy Inc.	3.950%	2/1/28	6,340	6,064
Patterson-UTI Energy Inc.	5.150%	11/15/29	4,688	4,572
Patterson-UTI Energy Inc.	7.150%	10/1/33	5,470	5,732
Phillips 66	1.300%	2/15/26	10,540	10,154
Phillips 66	3.900%	3/15/28	10,782	10,454
Phillips 66	2.150%	12/15/30	19,848	16,831
52

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Phillips 66	4.650%	11/15/34	11,110	10,355
	Phillips 66	5.875%	5/1/42	5,778	5,737
	Phillips 66	4.875%	11/15/44	19,507	16,867
	Phillips 66	3.300%	3/15/52	12,699	8,156
	Phillips 66 Co.	3.550%	10/1/26	3,238	3,179
	Phillips 66 Co.	4.950%	12/1/27	3,648	3,677
	Phillips 66 Co.	3.750%	3/1/28	7,094	6,866
	Phillips 66 Co.	3.150%	12/15/29	13,101	12,016
	Phillips 66 Co.	5.250%	6/15/31	11,835	11,862
	Phillips 66 Co.	5.300%	6/30/33	14,330	14,210
	Phillips 66 Co.	4.950%	3/15/35	24,940	23,564
	Phillips 66 Co.	4.680%	2/15/45	8,230	6,887
	Phillips 66 Co.	4.900%	10/1/46	6,073	5,207
	Phillips 66 Co.	5.500%	3/15/55	7,670	7,059
	Pioneer Natural Resources Co.	1.125%	1/15/26	9,994	9,645
	Pioneer Natural Resources Co.	1.900%	8/15/30	20,166	17,168
	Pioneer Natural Resources Co.	2.150%	1/15/31	13,088	11,111
	Plains All American Pipeline LP	4.500%	12/15/26	12,380	12,317
	Plains All American Pipeline LP	3.550%	12/15/29	12,682	11,795
	Plains All American Pipeline LP	3.800%	9/15/30	8,532	7,922
	Plains All American Pipeline LP	5.700%	9/15/34	7,175	7,172
	Plains All American Pipeline LP	6.650%	1/15/37	7,349	7,696
	Plains All American Pipeline LP	5.150%	6/1/42	8,715	7,722
	Plains All American Pipeline LP	4.300%	1/31/43	2,290	1,810
	Plains All American Pipeline LP	4.700%	6/15/44	10,455	8,626
	Plains All American Pipeline LP	4.900%	2/15/45	9,276	7,862
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	17,598	17,766
	Sabine Pass Liquefaction LLC	5.000%	3/15/27	26,969	27,031
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	25,609	24,996
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	35,285	34,170
	Sabine Pass Liquefaction LLC	5.900%	9/15/37	7,377	7,505
	Schlumberger Investment SA	4.500%	5/15/28	6,925	6,869
	Schlumberger Investment SA	2.650%	6/26/30	22,185	19,772
	Schlumberger Investment SA	4.850%	5/15/33	5,780	5,643
	Schlumberger Investment SA	5.000%	6/1/34	4,540	4,459
[2]	Shell Finance US Inc.	2.375%	11/7/29	28,220	25,301
[2]	Shell Finance US Inc.	2.750%	4/6/30	22,937	20,671
[2]	Shell Finance US Inc.	4.125%	5/11/35	19,840	18,175
[2]	Shell Finance US Inc.	4.550%	8/12/43	17,534	15,275
[2]	Shell Finance US Inc.	4.375%	5/11/45	39,007	32,585
[2]	Shell Finance US Inc.	4.000%	5/10/46	31,579	24,733
[2]	Shell Finance US Inc.	3.750%	9/12/46	12,603	9,451
[2]	Shell Finance US Inc.	3.250%	4/6/50	21,642	14,552
	Shell International Finance BV	2.875%	5/10/26	22,611	22,117
	Shell International Finance BV	2.500%	9/12/26	13,518	13,084
	Shell International Finance BV	3.875%	11/13/28	14,174	13,763
	Shell International Finance BV	6.375%	12/15/38	37,400	40,664
	Shell International Finance BV	5.500%	3/25/40	12,190	12,179
	Shell International Finance BV	2.875%	11/26/41	7,426	5,236
	Shell International Finance BV	3.125%	11/7/49	22,900	15,059
	Shell International Finance BV	3.000%	11/26/51	12,905	8,156
[7]	South Bow USA Infrastructure Holdings LLC	4.911%	9/1/27	5,655	5,635
[7]	South Bow USA Infrastructure Holdings LLC	5.026%	10/1/29	11,835	11,621
[7]	South Bow USA Infrastructure Holdings LLC	5.584%	10/1/34	16,285	15,834
[7]	South Bow USA Infrastructure Holdings LLC	6.176%	10/1/54	9,355	9,031
	Spectra Energy Partners LP	3.375%	10/15/26	14,379	14,037
	Spectra Energy Partners LP	4.500%	3/15/45	13,982	11,451
	Suncor Energy Inc.	7.150%	2/1/32	7,903	8,567
	Suncor Energy Inc.	5.950%	12/1/34	4,792	4,961
	Suncor Energy Inc.	6.800%	5/15/38	8,221	8,749
	Suncor Energy Inc.	4.000%	11/15/47	10,439	7,727
	Suncor Energy Inc.	3.750%	3/4/51	25,854	18,126
	Targa Resources Corp.	6.150%	3/1/29	12,645	13,117
	Targa Resources Corp.	4.200%	2/1/33	11,755	10,674
	Targa Resources Corp.	6.125%	3/15/33	11,764	12,127
	Targa Resources Corp.	6.500%	3/30/34	8,775	9,277
	Targa Resources Corp.	5.500%	2/15/35	35,705	35,135
	Targa Resources Corp.	4.950%	4/15/52	17,736	14,906
	Targa Resources Corp.	6.250%	7/1/52	6,430	6,414
	Targa Resources Corp.	6.500%	2/15/53	11,890	12,389
53

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Targa Resources Partners LP	6.500%	7/15/27	4,075	4,104
	Targa Resources Partners LP	5.000%	1/15/28	9,563	9,459
	Targa Resources Partners LP	6.875%	1/15/29	6,760	6,911
	Targa Resources Partners LP	5.500%	3/1/30	10,184	10,210
	Targa Resources Partners LP	4.875%	2/1/31	11,309	10,922
	Targa Resources Partners LP	4.000%	1/15/32	20,025	18,210
	TC PipeLines LP	3.900%	5/25/27	6,448	6,304
	Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	1,400	1,460
	Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	5,245	5,575
	Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	2,184	2,491
	Texas Eastern Transmission LP	7.000%	7/15/32	6,220	6,798
	TotalEnergies Capital International SA	3.455%	2/19/29	16,406	15,626
	TotalEnergies Capital International SA	2.829%	1/10/30	16,713	15,207
	TotalEnergies Capital International SA	2.986%	6/29/41	7,771	5,578
	TotalEnergies Capital International SA	3.461%	7/12/49	10,114	7,078
	TotalEnergies Capital International SA	3.127%	5/29/50	36,319	23,805
	TotalEnergies Capital International SA	3.386%	6/29/60	4,585	2,960
	TotalEnergies Capital SA	3.883%	10/11/28	9,033	8,779
	TotalEnergies Capital SA	5.150%	4/5/34	16,135	16,025
	TotalEnergies Capital SA	4.724%	9/10/34	41,840	40,207
	TotalEnergies Capital SA	5.488%	4/5/54	31,985	30,601
	TotalEnergies Capital SA	5.275%	9/10/54	13,845	12,814
	TotalEnergies Capital SA	5.638%	4/5/64	17,230	16,422
	TotalEnergies Capital SA	5.425%	9/10/64	36,580	33,847
	TransCanada PipeLines Ltd.	4.875%	1/15/26	14,715	14,703
	TransCanada PipeLines Ltd.	4.250%	5/15/28	16,036	15,651
	TransCanada PipeLines Ltd.	4.100%	4/15/30	18,104	17,183
	TransCanada PipeLines Ltd.	4.625%	3/1/34	21,492	20,003
	TransCanada PipeLines Ltd.	5.600%	3/31/34	4,547	4,523
	TransCanada PipeLines Ltd.	5.850%	3/15/36	7,611	7,666
	TransCanada PipeLines Ltd.	6.200%	10/15/37	29,540	30,401
	TransCanada PipeLines Ltd.	7.250%	8/15/38	4,899	5,492
	TransCanada PipeLines Ltd.	6.100%	6/1/40	14,486	14,684
	Transcontinental Gas Pipe Line Co. LLC	7.850%	2/1/26	11,556	11,846
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	8,926	8,669
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	22,233	20,244
	Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/41	3,575	3,358
	Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	5,084	4,283
	Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	9,236	7,657
	Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/50	6,423	4,742
	Valero Energy Corp.	2.150%	9/15/27	7,325	6,848
	Valero Energy Corp.	2.800%	12/1/31	6,001	5,118
	Valero Energy Corp.	7.500%	4/15/32	9,234	10,370
	Valero Energy Corp.	6.625%	6/15/37	21,228	22,276
	Valero Energy Corp.	4.900%	3/15/45	9,795	8,569
	Valero Energy Partners LP	4.500%	3/15/28	7,597	7,488
	Western Midstream Operating LP	4.500%	3/1/28	2,243	2,195
	Western Midstream Operating LP	4.050%	2/1/30	16,932	15,880
	Western Midstream Operating LP	6.150%	4/1/33	3,645	3,714
	Western Midstream Operating LP	5.450%	11/15/34	10,205	9,844
	Western Midstream Operating LP	5.450%	4/1/44	9,136	8,101
	Western Midstream Operating LP	5.300%	3/1/48	9,250	7,843
	Western Midstream Operating LP	5.500%	8/15/48	4,297	3,720
	Western Midstream Operating LP	5.250%	2/1/50	17,220	14,728
	Williams Cos. Inc.	5.400%	3/2/26	3,851	3,877
	Williams Cos. Inc.	3.750%	6/15/27	18,840	18,355
	Williams Cos. Inc.	5.300%	8/15/28	9,855	9,947
	Williams Cos. Inc.	4.800%	11/15/29	9,140	9,020
	Williams Cos. Inc.	3.500%	11/15/30	16,488	15,146
[2]	Williams Cos. Inc.	7.500%	1/15/31	935	1,033
	Williams Cos. Inc.	2.600%	3/15/31	22,080	19,013
	Williams Cos. Inc.	4.650%	8/15/32	4,592	4,371
	Williams Cos. Inc.	5.650%	3/15/33	8,920	8,998
	Williams Cos. Inc.	5.150%	3/15/34	13,520	13,134
	Williams Cos. Inc.	6.300%	4/15/40	20,180	20,943
	Williams Cos. Inc.	5.800%	11/15/43	5,055	4,951
	Williams Cos. Inc.	5.400%	3/4/44	8,332	7,799
	Williams Cos. Inc.	5.750%	6/24/44	8,954	8,660
	Williams Cos. Inc.	4.900%	1/15/45	10,031	8,737
	Williams Cos. Inc.	5.100%	9/15/45	16,513	14,795
54

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Williams Cos. Inc.	4.850%	3/1/48	11,747	10,018
	Williams Cos. Inc.	3.500%	10/15/51	6,462	4,389
	Williams Cos. Inc.	5.300%	8/15/52	7,545	6,882
	Williams Cos. Inc.	5.800%	11/15/54	10,360	10,109
	Woodside Finance Ltd.	5.100%	9/12/34	15,900	15,140
	Woodside Finance Ltd.	5.700%	9/12/54	10,140	9,442
					6,372,380
Financials (7.5%)
	ACE Capital Trust II	9.700%	4/1/30	3,196	3,813
[2]	Aegon Ltd.	5.500%	4/11/48	7,569	7,449
	AerCap Ireland Capital DAC	3.500%	1/15/25	17,846	17,834
	AerCap Ireland Capital DAC	1.750%	1/30/26	14,997	14,508
	AerCap Ireland Capital DAC	4.450%	4/3/26	32,597	32,416
	AerCap Ireland Capital DAC	2.450%	10/29/26	48,347	46,291
	AerCap Ireland Capital DAC	6.100%	1/15/27	4,127	4,219
	AerCap Ireland Capital DAC	3.650%	7/21/27	27,074	26,276
	AerCap Ireland Capital DAC	4.625%	10/15/27	14,753	14,654
	AerCap Ireland Capital DAC	3.875%	1/23/28	20,726	20,060
	AerCap Ireland Capital DAC	5.750%	6/6/28	11,879	12,107
	AerCap Ireland Capital DAC	3.000%	10/29/28	53,144	49,190
	AerCap Ireland Capital DAC	4.625%	9/10/29	21,560	21,073
	AerCap Ireland Capital DAC	6.150%	9/30/30	10,915	11,388
	AerCap Ireland Capital DAC	3.300%	1/30/32	71,895	62,662
	AerCap Ireland Capital DAC	3.400%	10/29/33	40,839	34,774
	AerCap Ireland Capital DAC	4.950%	9/10/34	24,000	22,867
	AerCap Ireland Capital DAC	3.850%	10/29/41	22,122	17,344
	AerCap Ireland Capital DAC	6.950%	3/10/55	2,845	2,926
	Affiliated Managers Group Inc.	3.300%	6/15/30	13,497	12,331
	Affiliated Managers Group Inc.	5.500%	8/20/34	4,840	4,795
	Aflac Inc.	1.125%	3/15/26	6,735	6,461
	Aflac Inc.	2.875%	10/15/26	6,136	5,953
	Aflac Inc.	3.600%	4/1/30	23,075	21,677
	Aflac Inc.	4.000%	10/15/46	4,215	3,295
	Aflac Inc.	4.750%	1/15/49	5,168	4,528
[2]	Air Lease Corp.	2.875%	1/15/26	11,292	11,045
[2]	Air Lease Corp.	3.750%	6/1/26	3,928	3,867
[2]	Air Lease Corp.	5.300%	6/25/26	5,300	5,334
	Air Lease Corp.	1.875%	8/15/26	12,091	11,528
	Air Lease Corp.	2.200%	1/15/27	15,175	14,402
	Air Lease Corp.	3.625%	4/1/27	2,202	2,147
	Air Lease Corp.	3.625%	12/1/27	15,030	14,525
	Air Lease Corp.	2.100%	9/1/28	7,853	7,081
	Air Lease Corp.	4.625%	10/1/28	9,076	8,930
	Air Lease Corp.	3.250%	10/1/29	8,115	7,482
[2]	Air Lease Corp.	3.000%	2/1/30	11,490	10,355
	Air Lease Corp.	3.125%	12/1/30	20,293	17,988
[2]	Air Lease Corp.	2.875%	1/15/32	12,140	10,341
	Aircastle Ltd.	4.250%	6/15/26	8,396	8,311
	Alleghany Corp.	4.900%	9/15/44	6,055	5,561
	Alleghany Corp.	3.250%	8/15/51	5,715	3,839
	Allstate Corp.	3.280%	12/15/26	275	269
	Allstate Corp.	5.050%	6/24/29	5,003	5,028
	Allstate Corp.	1.450%	12/15/30	10,446	8,489
	Allstate Corp.	5.250%	3/30/33	10,650	10,617
	Allstate Corp.	5.350%	6/1/33	3,295	3,314
	Allstate Corp.	5.550%	5/9/35	8,611	8,716
	Allstate Corp.	5.950%	4/1/36	3,498	3,671
	Allstate Corp.	4.500%	6/15/43	10,625	9,079
	Allstate Corp.	4.200%	12/15/46	9,676	7,781
	Allstate Corp.	3.850%	8/10/49	16,246	12,174
[2]	Allstate Corp.	6.500%	5/15/57	6,356	6,525
	Ally Financial Inc.	4.750%	6/9/27	7,103	7,051
	Ally Financial Inc.	7.100%	11/15/27	3,853	4,065
	Ally Financial Inc.	2.200%	11/2/28	13,375	11,907
	Ally Financial Inc.	6.992%	6/13/29	11,088	11,550
[2]	Ally Financial Inc.	8.000%	11/1/31	30,786	34,055
	Ally Financial Inc.	8.000%	11/1/31	7,573	8,363
	American Express Co.	4.900%	2/13/26	18,262	18,321
	American Express Co.	4.990%	5/1/26	19,310	19,315
55

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	American Express Co.	3.125%	5/20/26	13,253	12,986
	American Express Co.	1.650%	11/4/26	15,422	14,618
	American Express Co.	2.550%	3/4/27	33,362	31,929
	American Express Co.	5.645%	4/23/27	14,850	15,006
	American Express Co.	3.300%	5/3/27	33,390	32,394
	American Express Co.	5.389%	7/28/27	14,385	14,540
	American Express Co.	5.098%	2/16/28	13,049	13,119
	American Express Co.	5.043%	7/26/28	8,430	8,460
	American Express Co.	5.282%	7/27/29	14,121	14,252
	American Express Co.	5.532%	4/25/30	20,653	21,021
	American Express Co.	6.489%	10/30/31	27,000	28,827
	American Express Co.	4.989%	5/26/33	9,375	9,157
	American Express Co.	4.420%	8/3/33	19,999	18,998
	American Express Co.	5.043%	5/1/34	25,854	25,377
	American Express Co.	5.625%	7/28/34	7,125	7,203
	American Express Co.	5.915%	4/25/35	7,410	7,566
	American Express Co.	5.284%	7/26/35	19,675	19,445
	American Express Co.	4.050%	12/3/42	12,395	10,372
	American Financial Group Inc.	5.250%	4/2/30	6,184	6,254
	American Financial Group Inc.	4.500%	6/15/47	7,820	6,452
	American International Group Inc.	4.200%	4/1/28	7,040	6,879
	American International Group Inc.	3.400%	6/30/30	12,270	11,321
	American International Group Inc.	5.125%	3/27/33	6,237	6,170
	American International Group Inc.	3.875%	1/15/35	4,821	4,281
	American International Group Inc.	4.750%	4/1/48	16,459	14,574
	American International Group Inc.	4.375%	6/30/50	13,197	10,889
	American National Group Inc.	5.000%	6/15/27	6,691	6,655
	American National Group Inc.	5.750%	10/1/29	3,975	3,984
	Ameriprise Financial Inc.	2.875%	9/15/26	11,671	11,359
	Ameriprise Financial Inc.	5.700%	12/15/28	6,405	6,594
	Ameriprise Financial Inc.	4.500%	5/13/32	7,965	7,654
	Ameriprise Financial Inc.	5.150%	5/15/33	6,955	6,936
[2]	Andrew W Mellon Foundation	0.947%	8/1/27	4,320	3,942
[2]	Aon Corp.	8.205%	1/1/27	2,643	2,783
	Aon Corp.	2.850%	5/28/27	5,034	4,812
	Aon Corp.	4.500%	12/15/28	10,279	10,127
	Aon Corp.	3.750%	5/2/29	11,665	11,084
	Aon Corp.	2.800%	5/15/30	23,781	21,160
	Aon Corp.	5.350%	2/28/33	3,420	3,401
	Aon Corp.	6.250%	9/30/40	5,850	6,058
	Aon Corp.	2.900%	8/23/51	7,894	4,793
	Aon Corp.	3.900%	2/28/52	11,795	8,648
	Aon Global Ltd.	4.600%	6/14/44	12,097	10,234
	Aon Global Ltd.	4.750%	5/15/45	3,622	3,113
	Aon North America Inc.	5.125%	3/1/27	3,902	3,930
	Aon North America Inc.	5.150%	3/1/29	12,390	12,432
	Aon North America Inc.	5.300%	3/1/31	9,260	9,305
	Aon North America Inc.	5.450%	3/1/34	39,557	39,520
	Aon North America Inc.	5.750%	3/1/54	42,487	41,426
[7]	Apollo Debt Solutions BDC	6.900%	4/13/29	12,741	13,158
[7]	Apollo Debt Solutions BDC	6.700%	7/29/31	9,302	9,548
	Apollo Global Management Inc.	6.375%	11/15/33	6,875	7,422
	Apollo Global Management Inc.	5.800%	5/21/54	10,435	10,463
	Apollo Global Management Inc.	6.000%	12/15/54	6,250	6,171
[7]	Apollo Management Holdings LP	4.400%	5/27/26	50	50
	Arch Capital Finance LLC	4.011%	12/15/26	11,576	11,438
	Arch Capital Finance LLC	5.031%	12/15/46	5,402	4,854
	Arch Capital Group Ltd.	7.350%	5/1/34	4,565	5,159
	Arch Capital Group Ltd.	3.635%	6/30/50	12,880	9,175
	Arch Capital Group US Inc.	5.144%	11/1/43	5,873	5,368
	Ares Capital Corp.	3.875%	1/15/26	7,261	7,176
	Ares Capital Corp.	2.150%	7/15/26	30,655	29,327
	Ares Capital Corp.	7.000%	1/15/27	11,806	12,235
	Ares Capital Corp.	2.875%	6/15/27	7,244	6,889
	Ares Capital Corp.	2.875%	6/15/28	1,375	1,267
	Ares Capital Corp.	5.875%	3/1/29	17,645	17,803
	Ares Capital Corp.	5.950%	7/15/29	17,708	17,916
	Ares Capital Corp.	3.200%	11/15/31	12,875	11,067
	Ares Management Corp.	5.600%	10/11/54	10,750	10,225
[7]	Ares Strategic Income Fund	5.700%	3/15/28	5,870	5,869
56

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Ares Strategic Income Fund	6.350%	8/15/29	5,520	5,618
[7]	Ares Strategic Income Fund	5.600%	2/15/30	5,000	4,936
	Arthur J Gallagher & Co.	4.600%	12/15/27	2,550	2,540
	Arthur J Gallagher & Co.	4.850%	12/15/29	1,825	1,816
	Arthur J Gallagher & Co.	2.400%	11/9/31	5,815	4,862
	Arthur J Gallagher & Co.	5.000%	2/15/32	2,120	2,092
	Arthur J Gallagher & Co.	5.500%	3/2/33	4,175	4,201
	Arthur J Gallagher & Co.	6.500%	2/15/34	5,275	5,662
	Arthur J Gallagher & Co.	5.150%	2/15/35	3,585	3,492
	Arthur J Gallagher & Co.	3.500%	5/20/51	11,540	7,936
	Arthur J Gallagher & Co.	3.050%	3/9/52	5,155	3,208
	Arthur J Gallagher & Co.	5.750%	3/2/53	8,885	8,699
	Arthur J Gallagher & Co.	5.750%	7/15/54	6,780	6,669
	Arthur J Gallagher & Co.	5.550%	2/15/55	4,295	4,117
	Associated Banc-Corp.	6.455%	8/29/30	3,870	3,941
	Assurant Inc.	4.900%	3/27/28	3,874	3,863
	Assurant Inc.	3.700%	2/22/30	5,146	4,790
	Assured Guaranty US Holdings Inc.	6.125%	9/15/28	4,695	4,871
	Assured Guaranty US Holdings Inc.	3.150%	6/15/31	6,761	5,972
	Assured Guaranty US Holdings Inc.	3.600%	9/15/51	5,214	3,562
	Athene Holding Ltd.	4.125%	1/12/28	12,739	12,423
	Athene Holding Ltd.	6.150%	4/3/30	18,110	18,806
	Athene Holding Ltd.	3.500%	1/15/31	12,231	11,039
	Athene Holding Ltd.	5.875%	1/15/34	11,810	11,972
	Athene Holding Ltd.	3.950%	5/25/51	6,449	4,636
	Athene Holding Ltd.	3.450%	5/15/52	9,106	5,864
	Athene Holding Ltd.	6.250%	4/1/54	17,140	17,191
	Athene Holding Ltd.	6.625%	10/15/54	7,620	7,599
	Australia & New Zealand Banking Group Ltd.	5.000%	3/18/26	9,070	9,119
[2]	Australia & New Zealand Banking Group Ltd.	4.420%	12/16/26	14,700	14,680
	Australia & New Zealand Banking Group Ltd.	4.900%	7/16/27	9,620	9,689
	Australia & New Zealand Banking Group Ltd.	4.615%	12/16/29	14,850	14,724
	AXA SA	8.600%	12/15/30	11,774	13,833
	AXIS Specialty Finance LLC	3.900%	7/15/29	4,130	3,922
[2]	AXIS Specialty Finance LLC	4.900%	1/15/40	3,143	2,941
	AXIS Specialty Finance plc	4.000%	12/6/27	15,364	14,974
	Bain Capital Specialty Finance Inc.	2.950%	3/10/26	4,356	4,228
	Bain Capital Specialty Finance Inc.	2.550%	10/13/26	3,258	3,103
	Banco Bilbao Vizcaya Argentaria SA	6.138%	9/14/28	12,295	12,579
	Banco Bilbao Vizcaya Argentaria SA	7.883%	11/15/34	9,790	10,728
	Banco Bilbao Vizcaya Argentaria SA	6.033%	3/13/35	14,015	14,034
	Banco Santander SA	5.179%	11/19/25	21,783	21,738
	Banco Santander SA	1.849%	3/25/26	5,350	5,149
	Banco Santander SA	4.250%	4/11/27	14,592	14,335
	Banco Santander SA	5.294%	8/18/27	8,492	8,539
	Banco Santander SA	6.527%	11/7/27	21,905	22,527
	Banco Santander SA	3.800%	2/23/28	18,055	17,322
	Banco Santander SA	5.552%	3/14/28	13,580	13,692
	Banco Santander SA	4.175%	3/24/28	21,920	21,453
	Banco Santander SA	4.379%	4/12/28	21,341	20,819
[2]	Banco Santander SA	5.365%	7/15/28	11,515	11,593
	Banco Santander SA	5.588%	8/8/28	21,246	21,524
	Banco Santander SA	6.607%	11/7/28	34,810	36,576
	Banco Santander SA	3.306%	6/27/29	16,120	14,966
	Banco Santander SA	5.538%	3/14/30	12,740	12,805
	Banco Santander SA	3.490%	5/28/30	13,229	12,065
	Banco Santander SA	2.749%	12/3/30	22,502	19,046
	Banco Santander SA	2.958%	3/25/31	10,103	8,812
	Banco Santander SA	5.439%	7/15/31	8,935	8,927
	Banco Santander SA	6.921%	8/8/33	31,804	33,445
	Banco Santander SA	6.938%	11/7/33	23,135	25,224
	Banco Santander SA	6.350%	3/14/34	23,440	23,788
[2]	Bank of America Corp.	4.450%	3/3/26	40,450	40,289
[2]	Bank of America Corp.	3.500%	4/19/26	31,506	31,048
[2]	Bank of America Corp.	1.319%	6/19/26	18,007	17,709
[2]	Bank of America Corp.	4.827%	7/22/26	26	26
	Bank of America Corp.	6.220%	9/15/26	4,412	4,510
[2]	Bank of America Corp.	4.250%	10/22/26	38,702	38,357
	Bank of America Corp.	5.080%	1/20/27	8,966	8,993
[2]	Bank of America Corp.	1.658%	3/11/27	300	289
57

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Bank of America Corp.	3.559%	4/23/27	31,775	31,252
	Bank of America Corp.	1.734%	7/22/27	80,424	76,665
	Bank of America Corp.	5.933%	9/15/27	25,950	26,402
[2]	Bank of America Corp.	3.248%	10/21/27	48,403	46,652
[2]	Bank of America Corp.	4.183%	11/25/27	57,783	56,738
[2]	Bank of America Corp.	3.824%	1/20/28	35,813	35,067
[2]	Bank of America Corp.	2.551%	2/4/28	11,563	11,018
[2]	Bank of America Corp.	3.705%	4/24/28	46,855	45,618
	Bank of America Corp.	4.376%	4/27/28	23,578	23,311
[2]	Bank of America Corp.	3.593%	7/21/28	70,424	68,156
[2]	Bank of America Corp.	4.948%	7/22/28	10,533	10,552
[2]	Bank of America Corp.	3.419%	12/20/28	109,077	104,570
[2]	Bank of America Corp.	3.970%	3/5/29	27,489	26,647
	Bank of America Corp.	5.202%	4/25/29	41,027	41,225
[2]	Bank of America Corp.	2.087%	6/14/29	62,244	56,417
[2]	Bank of America Corp.	4.271%	7/23/29	91,503	89,082
	Bank of America Corp.	5.819%	9/15/29	34,040	34,885
[2]	Bank of America Corp.	3.194%	7/23/30	31,632	29,110
[2]	Bank of America Corp.	2.884%	10/22/30	9,566	8,648
[2]	Bank of America Corp.	2.496%	2/13/31	95,633	83,934
[2]	Bank of America Corp.	2.592%	4/29/31	66,824	58,721
[2]	Bank of America Corp.	1.898%	7/23/31	6,366	5,356
[2]	Bank of America Corp.	1.922%	10/24/31	31,375	26,175
	Bank of America Corp.	2.687%	4/22/32	111,244	95,626
	Bank of America Corp.	2.299%	7/21/32	46,441	38,719
	Bank of America Corp.	2.572%	10/20/32	52,196	43,933
[2]	Bank of America Corp.	2.972%	2/4/33	7,695	6,615
	Bank of America Corp.	4.571%	4/27/33	25,180	23,946
[2]	Bank of America Corp.	5.015%	7/22/33	20,325	19,931
	Bank of America Corp.	5.288%	4/25/34	96,067	95,319
	Bank of America Corp.	5.872%	9/15/34	25,861	26,563
	Bank of America Corp.	5.468%	1/23/35	15,849	15,890
[2]	Bank of America Corp.	5.425%	8/15/35	17,272	16,809
	Bank of America Corp.	5.518%	10/25/35	45,998	45,147
	Bank of America Corp.	2.482%	9/21/36	29,321	23,875
	Bank of America Corp.	6.110%	1/29/37	34,711	35,924
	Bank of America Corp.	3.846%	3/8/37	18,710	16,565
[2]	Bank of America Corp.	4.244%	4/24/38	40,089	35,507
	Bank of America Corp.	7.750%	5/14/38	23,003	26,869
[2]	Bank of America Corp.	4.078%	4/23/40	42,392	36,002
[2]	Bank of America Corp.	2.676%	6/19/41	82,770	57,265
[2]	Bank of America Corp.	5.875%	2/7/42	20,439	21,302
	Bank of America Corp.	3.311%	4/22/42	52,224	39,051
[2]	Bank of America Corp.	5.000%	1/21/44	24,750	23,104
[2]	Bank of America Corp.	4.875%	4/1/44	9,333	8,540
[2]	Bank of America Corp.	4.750%	4/21/45	6,537	5,762
[2]	Bank of America Corp.	4.330%	3/15/50	41,329	33,646
[2]	Bank of America Corp.	4.083%	3/20/51	113,900	88,836
[2]	Bank of America Corp.	2.831%	10/24/51	6,550	4,015
[2]	Bank of America Corp.	3.483%	3/13/52	7,240	5,111
	Bank of America Corp.	2.972%	7/21/52	31,915	20,220
	Bank of America NA	5.526%	8/18/26	31,178	31,611
[2]	Bank of America NA	6.000%	10/15/36	21,010	21,709
	Bank of Montreal	5.300%	6/5/26	9,500	9,586
[2]	Bank of Montreal	2.650%	3/8/27	18,830	18,076
[2]	Bank of Montreal	4.567%	9/10/27	11,350	11,313
[2]	Bank of Montreal	4.700%	9/14/27	8,706	8,699
	Bank of Montreal	5.203%	2/1/28	3,756	3,785
	Bank of Montreal	5.717%	9/25/28	12,958	13,287
	Bank of Montreal	5.511%	6/4/31	13,720	13,937
[2]	Bank of Montreal	3.803%	12/15/32	29,293	28,017
[2]	Bank of New York Mellon Corp.	2.800%	5/4/26	28,247	27,644
[2]	Bank of New York Mellon Corp.	5.148%	5/22/26	6,470	6,476
[2]	Bank of New York Mellon Corp.	2.450%	8/17/26	19,110	18,508
[2]	Bank of New York Mellon Corp.	1.050%	10/15/26	550	518
[2]	Bank of New York Mellon Corp.	2.050%	1/26/27	7,499	7,141
	Bank of New York Mellon Corp.	4.947%	4/26/27	16,961	17,026
[2]	Bank of New York Mellon Corp.	3.250%	5/16/27	28,538	27,688
[2]	Bank of New York Mellon Corp.	3.400%	1/29/28	9,809	9,456
[2]	Bank of New York Mellon Corp.	3.442%	2/7/28	20,140	19,598
58

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Bank of New York Mellon Corp.	1.650%	7/14/28	8,282	7,478
	Bank of New York Mellon Corp.	4.890%	7/21/28	12,700	12,743
[2]	Bank of New York Mellon Corp.	3.000%	10/30/28	8,623	8,057
	Bank of New York Mellon Corp.	4.543%	2/1/29	13,152	13,039
[2]	Bank of New York Mellon Corp.	3.300%	8/23/29	9,779	9,092
[2]	Bank of New York Mellon Corp.	6.317%	10/25/29	10,830	11,374
[2]	Bank of New York Mellon Corp.	4.975%	3/14/30	21,915	21,903
	Bank of New York Mellon Corp.	2.500%	1/26/32	9,674	8,206
	Bank of New York Mellon Corp.	5.060%	7/22/32	44,000	43,888
[2]	Bank of New York Mellon Corp.	5.834%	10/25/33	28,941	29,954
	Bank of New York Mellon Corp.	4.706%	2/1/34	25,536	24,512
[2]	Bank of New York Mellon Corp.	4.967%	4/26/34	28,695	28,078
[2]	Bank of New York Mellon Corp.	6.474%	10/25/34	17,732	19,165
[2]	Bank of New York Mellon Corp.	5.188%	3/14/35	19,000	18,780
	Bank of Nova Scotia	1.350%	6/24/26	95	91
	Bank of Nova Scotia	2.700%	8/3/26	24,113	23,397
	Bank of Nova Scotia	1.300%	9/15/26	16,538	15,639
	Bank of Nova Scotia	5.350%	12/7/26	6,754	6,842
	Bank of Nova Scotia	1.950%	2/2/27	8,113	7,672
[2]	Bank of Nova Scotia	5.400%	6/4/27	5,315	5,398
	Bank of Nova Scotia	5.250%	6/12/28	13,815	13,959
[2]	Bank of Nova Scotia	5.450%	8/1/29	4,620	4,702
	Bank of Nova Scotia	4.850%	2/1/30	8,547	8,471
	Bank of Nova Scotia	2.450%	2/2/32	8,255	6,899
	Bank of Nova Scotia	4.740%	11/10/32	10,003	9,685
	Bank of Nova Scotia	5.650%	2/1/34	10,238	10,406
	Bank of Nova Scotia	4.588%	5/4/37	17,715	16,294
	Barclays plc	4.375%	1/12/26	33,930	33,766
[2]	Barclays plc	2.852%	5/7/26	26,785	26,579
	Barclays plc	5.200%	5/12/26	19,152	19,156
	Barclays plc	7.325%	11/2/26	26,360	26,832
	Barclays plc	5.829%	5/9/27	37,345	37,737
	Barclays plc	6.496%	9/13/27	15,225	15,586
	Barclays plc	2.279%	11/24/27	1,030	979
	Barclays plc	4.337%	1/10/28	18,227	17,822
	Barclays plc	5.674%	3/12/28	10,208	10,328
	Barclays plc	4.836%	5/9/28	40,407	39,675
	Barclays plc	5.501%	8/9/28	12,390	12,519
	Barclays plc	4.837%	9/10/28	24,657	24,494
	Barclays plc	7.385%	11/2/28	27,240	28,855
[2]	Barclays plc	4.972%	5/16/29	30,123	29,844
	Barclays plc	6.490%	9/13/29	22,906	23,824
	Barclays plc	5.690%	3/12/30	11,535	11,648
[2]	Barclays plc	5.088%	6/20/30	20,214	19,682
	Barclays plc	4.942%	9/10/30	25,343	24,830
	Barclays plc	2.645%	6/24/31	29,117	25,295
	Barclays plc	2.667%	3/10/32	7,178	6,090
	Barclays plc	2.894%	11/24/32	13,509	11,420
	Barclays plc	5.746%	8/9/33	13,945	13,945
	Barclays plc	7.437%	11/2/33	47,907	52,731
	Barclays plc	6.224%	5/9/34	20,266	20,784
	Barclays plc	7.119%	6/27/34	21,441	22,777
	Barclays plc	6.692%	9/13/34	20,620	21,837
	Barclays plc	5.335%	9/10/35	27,744	26,664
	Barclays plc	3.564%	9/23/35	26,665	23,558
	Barclays plc	3.811%	3/10/42	7,405	5,722
	Barclays plc	3.330%	11/24/42	8,017	5,795
	Barclays plc	5.250%	8/17/45	9,389	8,761
	Barclays plc	4.950%	1/10/47	23,833	21,165
	Barclays plc	6.036%	3/12/55	10,550	10,534
	Berkshire Hathaway Finance Corp.	2.300%	3/15/27	12,187	11,658
	Berkshire Hathaway Finance Corp.	1.850%	3/12/30	5,814	5,070
	Berkshire Hathaway Finance Corp.	2.875%	3/15/32	14,216	12,430
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	9,616	10,128
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	11,221	10,169
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	8,937	7,718
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	27,260	22,448
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	27,594	22,986
	Berkshire Hathaway Finance Corp.	2.850%	10/15/50	26,821	16,767
	Berkshire Hathaway Finance Corp.	2.500%	1/15/51	8,856	5,105
59

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Berkshire Hathaway Finance Corp.	3.850%	3/15/52	43,954	33,194
	Berkshire Hathaway Inc.	3.125%	3/15/26	38,025	37,443
	Berkshire Hathaway Inc.	4.500%	2/11/43	5,205	4,802
	BGC Group Inc.	8.000%	5/25/28	4,088	4,347
	BlackRock Funding Inc.	4.600%	7/26/27	7,375	7,389
	BlackRock Funding Inc.	5.000%	3/14/34	13,217	13,055
	BlackRock Funding Inc.	4.900%	1/8/35	10,775	10,529
	BlackRock Funding Inc.	5.250%	3/14/54	19,901	18,765
	BlackRock Funding Inc.	5.350%	1/8/55	10,792	10,310
	Blackrock Inc.	3.200%	3/15/27	9,466	9,218
	Blackrock Inc.	3.250%	4/30/29	13,490	12,742
	Blackrock Inc.	2.400%	4/30/30	18,190	16,139
	Blackrock Inc.	1.900%	1/28/31	16,855	14,197
	Blackrock Inc.	2.100%	2/25/32	15,775	12,981
	Blackrock Inc.	4.750%	5/25/33	9,117	8,911
	BlackRock TCP Capital Corp.	6.950%	5/30/29	3,935	4,098
	Blackstone Private Credit Fund	2.625%	12/15/26	13,019	12,402
	Blackstone Private Credit Fund	3.250%	3/15/27	12,985	12,427
[7]	Blackstone Private Credit Fund	4.950%	9/26/27	5,025	4,966
	Blackstone Private Credit Fund	7.300%	11/27/28	6,035	6,346
	Blackstone Private Credit Fund	5.950%	7/16/29	13,255	13,345
[7]	Blackstone Private Credit Fund	5.600%	11/22/29	6,420	6,339
[7]	Blackstone Private Credit Fund	5.250%	4/1/30	5,000	4,857
	Blackstone Private Credit Fund	6.250%	1/25/31	9,415	9,597
[7]	Blackstone Private Credit Fund	6.000%	11/22/34	6,644	6,465
	Blackstone Reg Finance Co. LLC	5.000%	12/6/34	9,600	9,291
	Blackstone Secured Lending Fund	3.625%	1/15/26	10,202	10,041
	Blackstone Secured Lending Fund	2.750%	9/16/26	9,148	8,779
	Blackstone Secured Lending Fund	5.875%	11/15/27	10,168	10,330
	Blackstone Secured Lending Fund	5.350%	4/13/28	5,500	5,485
	Blackstone Secured Lending Fund	2.850%	9/30/28	5,041	4,576
	Blue Owl Capital Corp.	4.250%	1/15/26	12,195	12,061
	Blue Owl Capital Corp.	3.400%	7/15/26	8,771	8,499
	Blue Owl Capital Corp.	2.625%	1/15/27	10,331	9,753
	Blue Owl Capital Corp.	2.875%	6/11/28	26,619	24,198
	Blue Owl Capital Corp.	5.950%	3/15/29	11,270	11,314
	Blue Owl Credit Income Corp.	7.950%	6/13/28	14,150	15,023
[7]	Blue Owl Credit Income Corp.	6.600%	9/15/29	6,500	6,629
[7]	Blue Owl Credit Income Corp.	5.800%	3/15/30	12,880	12,674
	Blue Owl Credit Income Corp.	6.650%	3/15/31	17,940	18,243
	Blue Owl Finance LLC	6.250%	4/18/34	12,535	12,872
	Blue Owl Finance LLC	4.125%	10/7/51	1,515	1,101
	Blue Owl Technology Finance Corp.	2.500%	1/15/27	8,646	8,110
[7]	Blue Owl Technology Finance Corp. II	6.750%	4/4/29	14,135	14,215
[2]	BPCE SA	3.375%	12/2/26	7,985	7,793
	Brighthouse Financial Inc.	5.625%	5/15/30	9,143	9,333
	Brighthouse Financial Inc.	4.700%	6/22/47	10,961	8,494
	Brighthouse Financial Inc.	3.850%	12/22/51	8,948	5,794
	Brookfield Capital Finance LLC	6.087%	6/14/33	6,164	6,378
	Brookfield Finance Inc.	4.250%	6/2/26	3,145	3,122
	Brookfield Finance Inc.	3.900%	1/25/28	11,359	11,049
	Brookfield Finance Inc.	4.850%	3/29/29	18,719	18,579
	Brookfield Finance Inc.	4.350%	4/15/30	11,545	11,120
	Brookfield Finance Inc.	2.724%	4/15/31	5,442	4,730
	Brookfield Finance Inc.	6.350%	1/5/34	11,484	12,085
	Brookfield Finance Inc.	5.675%	1/15/35	6,550	6,582
	Brookfield Finance Inc.	4.700%	9/20/47	6,511	5,606
	Brookfield Finance Inc.	3.500%	3/30/51	6,697	4,616
	Brookfield Finance Inc.	3.625%	2/15/52	7,033	4,895
	Brookfield Finance Inc.	5.968%	3/4/54	10,795	10,903
	Brookfield Finance LLC	3.450%	4/15/50	14,059	9,610
	Brown & Brown Inc.	4.500%	3/15/29	8,561	8,381
	Brown & Brown Inc.	2.375%	3/15/31	18,817	15,809
	Brown & Brown Inc.	4.200%	3/17/32	4,480	4,132
	Brown & Brown Inc.	5.650%	6/11/34	4,540	4,542
	Brown & Brown Inc.	4.950%	3/17/52	9,325	7,952
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	18,208	17,332
	Canadian Imperial Bank of Commerce	5.615%	7/17/26	6,865	6,955
	Canadian Imperial Bank of Commerce	3.450%	4/7/27	10,765	10,470
	Canadian Imperial Bank of Commerce	5.237%	6/28/27	9,125	9,226
60

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Canadian Imperial Bank of Commerce	4.508%	9/11/27	6,900	6,866
	Canadian Imperial Bank of Commerce	5.001%	4/28/28	16,181	16,221
	Canadian Imperial Bank of Commerce	5.986%	10/3/28	17,016	17,564
	Canadian Imperial Bank of Commerce	5.260%	4/8/29	5,510	5,555
	Canadian Imperial Bank of Commerce	3.600%	4/7/32	22,705	20,369
	Canadian Imperial Bank of Commerce	6.092%	10/3/33	17,550	18,339
	Capital One Financial Corp.	2.636%	3/3/26	16,296	16,223
	Capital One Financial Corp.	3.750%	7/28/26	39,081	38,371
	Capital One Financial Corp.	3.750%	3/9/27	44,053	43,027
	Capital One Financial Corp.	3.650%	5/11/27	14,253	13,876
	Capital One Financial Corp.	7.149%	10/29/27	6,456	6,699
	Capital One Financial Corp.	1.878%	11/2/27	17,658	16,686
	Capital One Financial Corp.	3.800%	1/31/28	52,290	50,461
	Capital One Financial Corp.	4.927%	5/10/28	11,034	10,994
	Capital One Financial Corp.	5.468%	2/1/29	9,420	9,486
	Capital One Financial Corp.	6.312%	6/8/29	7,950	8,210
	Capital One Financial Corp.	5.700%	2/1/30	22,699	23,010
	Capital One Financial Corp.	3.273%	3/1/30	14,448	13,340
[2]	Capital One Financial Corp.	7.624%	10/30/31	11,431	12,608
	Capital One Financial Corp.	2.618%	11/2/32	10,488	8,700
	Capital One Financial Corp.	5.817%	2/1/34	44,046	44,133
	Capital One Financial Corp.	6.377%	6/8/34	27,557	28,597
	Capital One Financial Corp.	6.051%	2/1/35	15,367	15,611
	Carlyle Secured Lending Inc.	6.750%	2/18/30	2,100	2,141
	Cboe Global Markets Inc.	3.650%	1/12/27	16,096	15,799
	Cboe Global Markets Inc.	1.625%	12/15/30	6,860	5,692
	Charles Schwab Corp.	3.450%	2/13/26	8,765	8,638
	Charles Schwab Corp.	0.900%	3/11/26	22,274	21,314
	Charles Schwab Corp.	1.150%	5/13/26	22,169	21,170
	Charles Schwab Corp.	5.875%	8/24/26	14,550	14,810
	Charles Schwab Corp.	3.200%	3/2/27	16,040	15,538
	Charles Schwab Corp.	2.450%	3/3/27	20,603	19,665
	Charles Schwab Corp.	3.300%	4/1/27	25,521	24,780
	Charles Schwab Corp.	3.200%	1/25/28	9,196	8,800
	Charles Schwab Corp.	2.000%	3/20/28	4,075	3,734
	Charles Schwab Corp.	4.000%	2/1/29	10,840	10,508
	Charles Schwab Corp.	5.643%	5/19/29	15,525	15,836
	Charles Schwab Corp.	3.250%	5/22/29	11,375	10,654
	Charles Schwab Corp.	2.750%	10/1/29	11,783	10,710
	Charles Schwab Corp.	1.650%	3/11/31	16,625	13,617
	Charles Schwab Corp.	2.300%	5/13/31	16,187	13,751
	Charles Schwab Corp.	1.950%	12/1/31	14,836	12,103
	Charles Schwab Corp.	2.900%	3/3/32	33,704	29,049
	Charles Schwab Corp.	6.136%	8/24/34	17,098	17,918
	Chubb Corp.	6.000%	5/11/37	8,368	8,878
[2]	Chubb Corp.	6.500%	5/15/38	7,685	8,460
	Chubb INA Holdings LLC	3.350%	5/3/26	23,030	22,681
	Chubb INA Holdings LLC	1.375%	9/15/30	19,726	16,363
	Chubb INA Holdings LLC	5.000%	3/15/34	13,360	13,192
	Chubb INA Holdings LLC	6.700%	5/15/36	2,220	2,461
	Chubb INA Holdings LLC	4.150%	3/13/43	6,968	5,820
	Chubb INA Holdings LLC	4.350%	11/3/45	34,722	29,557
	Chubb INA Holdings LLC	2.850%	12/15/51	5,540	3,492
	Chubb INA Holdings LLC	3.050%	12/15/61	5,690	3,440
	CI Financial Corp.	3.200%	12/17/30	11,016	9,356
[2]	Cincinnati Financial Corp.	6.920%	5/15/28	4,950	5,258
	Cincinnati Financial Corp.	6.125%	11/1/34	5,789	6,021
[2]	Citibank NA	5.438%	4/30/26	22,925	23,142
	Citibank NA	4.929%	8/6/26	8,885	8,920
[2]	Citibank NA	5.488%	12/4/26	30,557	31,012
	Citibank NA	4.876%	11/19/27	40,030	40,040
	Citibank NA	5.803%	9/29/28	32,127	33,116
	Citibank NA	4.838%	8/6/29	11,669	11,592
[2]	Citibank NA	5.570%	4/30/34	27,265	27,589
	Citigroup Inc.	3.700%	1/12/26	29,512	29,237
	Citigroup Inc.	4.600%	3/9/26	36,324	36,220
	Citigroup Inc.	3.400%	5/1/26	20,602	20,245
	Citigroup Inc.	3.200%	10/21/26	66,328	64,521
	Citigroup Inc.	4.300%	11/20/26	9,186	9,102
	Citigroup Inc.	1.462%	6/9/27	4,653	4,430
61

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Citigroup Inc.	4.450%	9/29/27	61,793	60,928
[2]	Citigroup Inc.	3.887%	1/10/28	66,258	64,905
[2]	Citigroup Inc.	3.070%	2/24/28	4,575	4,398
	Citigroup Inc.	4.658%	5/24/28	6,682	6,635
[2]	Citigroup Inc.	3.668%	7/24/28	50,351	48,741
	Citigroup Inc.	4.125%	7/25/28	13,978	13,581
[2]	Citigroup Inc.	3.520%	10/27/28	31,642	30,429
[2]	Citigroup Inc.	4.075%	4/23/29	19,336	18,756
	Citigroup Inc.	5.174%	2/13/30	23,950	23,908
[2]	Citigroup Inc.	3.980%	3/20/30	23,857	22,737
	Citigroup Inc.	4.542%	9/19/30	18,240	17,715
[2]	Citigroup Inc.	2.976%	11/5/30	33,552	30,281
[2]	Citigroup Inc.	2.666%	1/29/31	35,362	31,239
[2]	Citigroup Inc.	4.412%	3/31/31	62,325	59,860
[2]	Citigroup Inc.	2.572%	6/3/31	23,607	20,569
	Citigroup Inc.	2.561%	5/1/32	4,043	3,425
	Citigroup Inc.	6.625%	6/15/32	13,988	14,938
	Citigroup Inc.	2.520%	11/3/32	16,716	13,922
	Citigroup Inc.	3.057%	1/25/33	42,552	36,530
	Citigroup Inc.	5.875%	2/22/33	6,700	6,838
	Citigroup Inc.	3.785%	3/17/33	99,097	89,001
	Citigroup Inc.	4.910%	5/24/33	11,130	10,741
	Citigroup Inc.	6.000%	10/31/33	16,008	16,459
	Citigroup Inc.	6.270%	11/17/33	36,069	37,789
	Citigroup Inc.	6.174%	5/25/34	10,345	10,532
	Citigroup Inc.	5.449%	6/11/35	32,380	32,115
	Citigroup Inc.	6.125%	8/25/36	16,778	17,101
[2]	Citigroup Inc.	3.878%	1/24/39	26,530	22,134
	Citigroup Inc.	8.125%	7/15/39	31,699	39,072
[2]	Citigroup Inc.	5.316%	3/26/41	15,780	15,149
	Citigroup Inc.	5.875%	1/30/42	9,795	9,999
	Citigroup Inc.	2.904%	11/3/42	6,970	4,866
	Citigroup Inc.	6.675%	9/13/43	7,795	8,550
	Citigroup Inc.	4.950%	11/7/43	5,019	4,327
	Citigroup Inc.	5.300%	5/6/44	23,584	22,154
	Citigroup Inc.	4.650%	7/30/45	13,648	11,872
	Citigroup Inc.	4.750%	5/18/46	43,198	37,615
[2]	Citigroup Inc.	4.281%	4/24/48	14,936	12,186
	Citigroup Inc.	4.650%	7/23/48	22,940	19,658
[2]	Citizens Bank NA	3.750%	2/18/26	7,710	7,612
	Citizens Bank NA	4.575%	8/9/28	9,586	9,489
	Citizens Financial Group Inc.	2.850%	7/27/26	31,336	30,294
	Citizens Financial Group Inc.	5.841%	1/23/30	8,327	8,449
	Citizens Financial Group Inc.	2.500%	2/6/30	6,613	5,780
	Citizens Financial Group Inc.	3.250%	4/30/30	6,376	5,763
	Citizens Financial Group Inc.	4.300%	2/11/31	720	690
	Citizens Financial Group Inc.	2.638%	9/30/32	14,403	11,577
	Citizens Financial Group Inc.	6.645%	4/25/35	10,072	10,618
	CME Group Inc.	3.750%	6/15/28	4,739	4,611
	CME Group Inc.	2.650%	3/15/32	6,222	5,358
	CME Group Inc.	5.300%	9/15/43	13,082	13,079
	CME Group Inc.	4.150%	6/15/48	11,425	9,415
	CNA Financial Corp.	4.500%	3/1/26	4,778	4,763
	CNA Financial Corp.	3.450%	8/15/27	10,445	10,096
	CNA Financial Corp.	3.900%	5/1/29	4,808	4,600
	CNA Financial Corp.	2.050%	8/15/30	4,755	4,079
	CNA Financial Corp.	5.500%	6/15/33	5,324	5,372
	CNA Financial Corp.	5.125%	2/15/34	7,373	7,235
	CNO Financial Group Inc.	5.250%	5/30/29	8,402	8,340
	CNO Financial Group Inc.	6.450%	6/15/34	10,446	10,776
	Comerica Bank	5.332%	8/25/33	5,865	5,597
	Comerica Inc.	4.000%	2/1/29	6,659	6,315
	Comerica Inc.	5.982%	1/30/30	10,735	10,850
	Commonwealth Bank of Australia	5.316%	3/13/26	19,072	19,243
	Commonwealth Bank of Australia	4.577%	11/27/26	11,750	11,759
	Cooperatieve Rabobank UA	4.850%	1/9/26	11,265	11,296
[2]	Cooperatieve Rabobank UA	3.750%	7/21/26	21,588	21,155
	Cooperatieve Rabobank UA	5.500%	10/5/26	14,175	14,403
	Cooperatieve Rabobank UA	5.041%	3/5/27	1,243	1,255
	Cooperatieve Rabobank UA	4.800%	1/9/29	13,250	13,214
62

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cooperatieve Rabobank UA	4.494%	10/17/29	13,560	13,294
[2]	Cooperatieve Rabobank UA	5.250%	5/24/41	20,241	19,638
	Cooperatieve Rabobank UA	5.750%	12/1/43	18,016	17,881
	Cooperatieve Rabobank UA	5.250%	8/4/45	19,746	18,571
	Corebridge Financial Inc.	3.650%	4/5/27	13,808	13,417
	Corebridge Financial Inc.	3.850%	4/5/29	15,532	14,834
	Corebridge Financial Inc.	3.900%	4/5/32	19,802	18,023
	Corebridge Financial Inc.	6.050%	9/15/33	5,825	6,022
	Corebridge Financial Inc.	5.750%	1/15/34	12,089	12,309
	Corebridge Financial Inc.	4.350%	4/5/42	9,350	7,770
	Corebridge Financial Inc.	4.400%	4/5/52	5,356	4,301
	Corebridge Financial Inc.	6.875%	12/15/52	4,000	4,105
	Corebridge Financial Inc.	6.375%	9/15/54	9,500	9,471
	Credit Suisse USA LLC	7.125%	7/15/32	18,466	20,429
[2]	Deutsche Bank AG	4.100%	1/13/26	13,173	13,056
	Deutsche Bank AG	2.129%	11/24/26	30,032	29,258
	Deutsche Bank AG	7.146%	7/13/27	19,480	20,072
	Deutsche Bank AG	2.311%	11/16/27	27,459	26,095
	Deutsche Bank AG	2.552%	1/7/28	8,482	8,060
	Deutsche Bank AG	5.706%	2/8/28	7,570	7,648
	Deutsche Bank AG	6.720%	1/18/29	44,179	45,834
	Deutsche Bank AG	6.819%	11/20/29	31,220	32,657
	Deutsche Bank AG	4.999%	9/11/30	16,000	15,633
	Deutsche Bank AG	5.882%	7/8/31	4,617	4,599
[2]	Deutsche Bank AG	3.547%	9/18/31	10,576	9,482
	Deutsche Bank AG	3.729%	1/14/32	17,869	15,614
	Deutsche Bank AG	4.875%	12/1/32	18,967	18,379
	Deutsche Bank AG	3.742%	1/7/33	16,759	14,192
	Deutsche Bank AG	7.079%	2/10/34	9,429	9,709
	Deutsche Bank AG	5.403%	9/11/35	23,825	22,637
[2]	Discover Bank	4.250%	3/13/26	15,716	15,582
[2]	Discover Bank	3.450%	7/27/26	20,813	20,350
[2]	Discover Bank	4.650%	9/13/28	18,097	17,714
[2]	Discover Bank	2.700%	2/6/30	6,592	5,818
	Discover Financial Services	4.500%	1/30/26	11,831	11,779
	Discover Financial Services	4.100%	2/9/27	34,257	33,633
	Eaton Vance Corp.	3.500%	4/6/27	4,655	4,534
	Enact Holdings Inc.	6.250%	5/28/29	10,685	10,872
	Enstar Finance LLC	5.500%	1/15/42	8,103	7,724
	Enstar Group Ltd.	4.950%	6/1/29	6,370	6,258
	Enstar Group Ltd.	3.100%	9/1/31	6,523	5,574
	Equitable Holdings Inc.	4.350%	4/20/28	20,071	19,663
	Equitable Holdings Inc.	5.594%	1/11/33	6,915	6,982
	Equitable Holdings Inc.	5.000%	4/20/48	17,806	15,833
	Essent Group Ltd.	6.250%	7/1/29	6,425	6,561
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	4,790	4,146
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	12,905	8,759
	Everest Reinsurance Holdings Inc.	3.125%	10/15/52	12,800	7,905
	F&G Annuities & Life Inc.	7.400%	1/13/28	330	343
	F&G Annuities & Life Inc.	6.250%	10/4/34	6,680	6,489
	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	11,902	11,818
	Fairfax Financial Holdings Ltd.	4.625%	4/29/30	6,973	6,803
	Fairfax Financial Holdings Ltd.	3.375%	3/3/31	3,820	3,407
	Fairfax Financial Holdings Ltd.	5.625%	8/16/32	9,915	10,028
	Fairfax Financial Holdings Ltd.	6.000%	12/7/33	4,750	4,896
	Fairfax Financial Holdings Ltd.	6.350%	3/22/54	13,560	13,936
[7]	Fairfax Financial Holdings Ltd.	6.100%	3/15/55	7,750	7,642
	Fidelity National Financial Inc.	4.500%	8/15/28	8,060	7,906
	Fidelity National Financial Inc.	3.400%	6/15/30	12,931	11,731
	Fidelity National Financial Inc.	2.450%	3/15/31	4,614	3,892
	Fidelity National Financial Inc.	3.200%	9/17/51	11,120	6,840
	Fifth Third Bancorp	2.550%	5/5/27	17,171	16,302
	Fifth Third Bancorp	1.707%	11/1/27	10,262	9,684
	Fifth Third Bancorp	3.950%	3/14/28	20,399	19,750
	Fifth Third Bancorp	4.055%	4/25/28	5,284	5,170
	Fifth Third Bancorp	6.339%	7/27/29	15,640	16,217
	Fifth Third Bancorp	4.772%	7/28/30	9,989	9,786
	Fifth Third Bancorp	4.895%	9/6/30	10,200	10,057
	Fifth Third Bancorp	5.631%	1/29/32	12,955	13,093
	Fifth Third Bancorp	8.250%	3/1/38	16,908	20,270
63

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Fifth Third Bank Inc.	3.850%	3/15/26	14,275	14,112
[2]	Fifth Third Bank Inc.	2.250%	2/1/27	9,111	8,651
	First American Financial Corp.	4.000%	5/15/30	1,928	1,797
	First American Financial Corp.	2.400%	8/15/31	9,888	8,134
	First American Financial Corp.	5.450%	9/30/34	5,795	5,591
[2]	First Horizon Bank	5.750%	5/1/30	7,025	6,988
	First-Citizens Bank & Trust Co.	6.125%	3/9/28	6,231	6,400
	FNB Corp.	5.722%	12/11/30	4,425	4,368
	Franklin Resources Inc.	1.600%	10/30/30	10,979	9,130
	Franklin Resources Inc.	2.950%	8/12/51	6,318	3,903
	FS KKR Capital Corp.	3.400%	1/15/26	15,198	14,902
	FS KKR Capital Corp.	2.625%	1/15/27	5,341	5,053
	FS KKR Capital Corp.	3.250%	7/15/27	100	95
	FS KKR Capital Corp.	6.875%	8/15/29	4,150	4,283
	FS KKR Capital Corp.	6.125%	1/15/30	8,750	8,745
	GATX Corp.	3.250%	9/15/26	4,235	4,127
	GATX Corp.	5.400%	3/15/27	1,532	1,550
	GATX Corp.	3.850%	3/30/27	14,206	13,866
	GATX Corp.	3.500%	3/15/28	7,278	6,953
	GATX Corp.	4.550%	11/7/28	10,653	10,472
	GATX Corp.	4.700%	4/1/29	5,490	5,406
	GATX Corp.	4.000%	6/30/30	5,390	5,100
	GATX Corp.	1.900%	6/1/31	5,870	4,781
	GATX Corp.	3.500%	6/1/32	4,565	4,034
	GATX Corp.	5.450%	9/15/33	4,950	4,957
	GATX Corp.	6.050%	3/15/34	3,280	3,427
	GATX Corp.	6.900%	5/1/34	9,415	10,327
	GATX Corp.	5.200%	3/15/44	2,016	1,832
	GATX Corp.	4.500%	3/30/45	1,952	1,578
	GATX Corp.	3.100%	6/1/51	7,337	4,639
	GATX Corp.	6.050%	6/5/54	2,645	2,712
	Globe Life Inc.	4.550%	9/15/28	7,062	6,968
	Globe Life Inc.	2.150%	8/15/30	6,660	5,635
[2]	Goldman Sachs Bank USA	5.283%	3/18/27	31,770	31,954
	Goldman Sachs Bank USA	5.414%	5/21/27	29,526	29,748
	Goldman Sachs BDC Inc.	2.875%	1/15/26	8,250	8,068
	Goldman Sachs Capital I	6.345%	2/15/34	15,280	15,940
	Goldman Sachs Group Inc.	3.750%	2/25/26	40,174	39,754
	Goldman Sachs Group Inc.	3.500%	11/16/26	71,417	69,813
	Goldman Sachs Group Inc.	5.950%	1/15/27	17,263	17,690
	Goldman Sachs Group Inc.	3.850%	1/26/27	43,235	42,439
	Goldman Sachs Group Inc.	1.431%	3/9/27	10,881	10,441
	Goldman Sachs Group Inc.	4.387%	6/15/27	3,715	3,691
	Goldman Sachs Group Inc.	1.542%	9/10/27	16,624	15,719
	Goldman Sachs Group Inc.	1.948%	10/21/27	38,218	36,253
	Goldman Sachs Group Inc.	2.640%	2/24/28	28,229	26,909
	Goldman Sachs Group Inc.	3.615%	3/15/28	34,347	33,382
[2]	Goldman Sachs Group Inc.	3.691%	6/5/28	37,329	36,233
	Goldman Sachs Group Inc.	4.482%	8/23/28	12,168	12,024
[2]	Goldman Sachs Group Inc.	3.814%	4/23/29	85,570	82,270
[2]	Goldman Sachs Group Inc.	4.223%	5/1/29	26,513	25,806
	Goldman Sachs Group Inc.	6.484%	10/24/29	17,064	17,872
	Goldman Sachs Group Inc.	3.800%	3/15/30	76,520	71,760
	Goldman Sachs Group Inc.	5.727%	4/25/30	26,100	26,643
	Goldman Sachs Group Inc.	4.692%	10/23/30	11,000	10,773
	Goldman Sachs Group Inc.	1.992%	1/27/32	29,494	24,360
	Goldman Sachs Group Inc.	2.615%	4/22/32	21,020	17,911
	Goldman Sachs Group Inc.	2.383%	7/21/32	22,019	18,386
	Goldman Sachs Group Inc.	2.650%	10/21/32	44,013	37,168
	Goldman Sachs Group Inc.	6.125%	2/15/33	8,563	9,114
	Goldman Sachs Group Inc.	3.102%	2/24/33	62,744	54,099
	Goldman Sachs Group Inc.	6.561%	10/24/34	946	1,018
	Goldman Sachs Group Inc.	5.851%	4/25/35	9,535	9,698
	Goldman Sachs Group Inc.	5.016%	10/23/35	36,240	34,746
	Goldman Sachs Group Inc.	6.450%	5/1/36	20,352	21,450
	Goldman Sachs Group Inc.	6.750%	10/1/37	64,022	68,652
[2]	Goldman Sachs Group Inc.	4.017%	10/31/38	63,417	53,652
[2]	Goldman Sachs Group Inc.	4.411%	4/23/39	58,979	51,801
	Goldman Sachs Group Inc.	6.250%	2/1/41	23,384	24,606
	Goldman Sachs Group Inc.	3.210%	4/22/42	30,358	22,107
64

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Goldman Sachs Group Inc.	2.908%	7/21/42	1,200	832
	Goldman Sachs Group Inc.	3.436%	2/24/43	2,045	1,520
[2]	Goldman Sachs Group Inc.	4.800%	7/8/44	29,060	25,683
	Goldman Sachs Group Inc.	5.150%	5/22/45	37,449	34,438
	Goldman Sachs Group Inc.	5.561%	11/19/45	38,750	37,401
	Golub Capital BDC Inc.	2.500%	8/24/26	3,267	3,113
	Golub Capital BDC Inc.	2.050%	2/15/27	4,560	4,233
	Golub Capital BDC Inc.	7.050%	12/5/28	5,823	6,036
	Golub Capital BDC Inc.	6.000%	7/15/29	9,999	9,993
[7]	Golub Capital Private Credit Fund	5.800%	9/12/29	5,895	5,771
[7]	HA Sustainable Infrastructure Capital Inc.	6.375%	7/1/34	11,235	10,960
	Hanover Insurance Group Inc.	4.500%	4/15/26	6,507	6,467
	Hanover Insurance Group Inc.	2.500%	9/1/30	2,400	2,064
	Hartford Financial Services Group Inc.	2.800%	8/19/29	7,917	7,211
	Hartford Financial Services Group Inc.	5.950%	10/15/36	4,545	4,662
	Hartford Financial Services Group Inc.	6.100%	10/1/41	5,936	6,057
	Hartford Financial Services Group Inc.	4.300%	4/15/43	7,440	6,259
	Hartford Financial Services Group Inc.	4.400%	3/15/48	3,762	3,137
	Hartford Financial Services Group Inc.	3.600%	8/19/49	17,606	12,812
	Hartford Financial Services Group Inc.	2.900%	9/15/51	5,830	3,624
[7]	HPS Corporate Lending Fund	6.250%	9/30/29	5,400	5,480
[2]	HSBC Bank USA NA	5.875%	11/1/34	5,439	5,494
[2]	HSBC Bank USA NA	5.625%	8/15/35	560	558
[2]	HSBC Bank USA NA	7.000%	1/15/39	9,801	10,848
	HSBC Holdings plc	4.300%	3/8/26	38,639	38,438
	HSBC Holdings plc	3.900%	5/25/26	37,482	37,055
[2]	HSBC Holdings plc	2.099%	6/4/26	93,738	92,593
	HSBC Holdings plc	7.336%	11/3/26	20,652	21,046
	HSBC Holdings plc	1.589%	5/24/27	18,366	17,526
	HSBC Holdings plc	2.251%	11/22/27	20,946	19,929
[2]	HSBC Holdings plc	4.041%	3/13/28	35,776	35,003
	HSBC Holdings plc	5.597%	5/17/28	20,830	21,046
	HSBC Holdings plc	4.755%	6/9/28	46,981	46,633
	HSBC Holdings plc	5.210%	8/11/28	26,794	26,880
[2]	HSBC Holdings plc	2.013%	9/22/28	58,614	53,996
	HSBC Holdings plc	7.390%	11/3/28	22,304	23,631
	HSBC Holdings plc	5.130%	11/19/28	4,450	4,448
	HSBC Holdings plc	6.161%	3/9/29	26,950	27,675
[2]	HSBC Holdings plc	4.583%	6/19/29	32,743	32,085
	HSBC Holdings plc	2.206%	8/17/29	26,119	23,461
	HSBC Holdings plc	4.950%	3/31/30	18,313	18,122
[2]	HSBC Holdings plc	3.973%	5/22/30	43,088	40,686
	HSBC Holdings plc	5.286%	11/19/30	29,420	29,204
[2]	HSBC Holdings plc	2.848%	6/4/31	19,430	17,051
[2]	HSBC Holdings plc	2.357%	8/18/31	19,936	16,957
	HSBC Holdings plc	5.733%	5/17/32	12,430	12,557
[2]	HSBC Holdings plc	7.625%	5/17/32	8,235	8,979
	HSBC Holdings plc	2.804%	5/24/32	50,026	42,498
	HSBC Holdings plc	2.871%	11/22/32	41,912	35,341
[2]	HSBC Holdings plc	7.350%	11/27/32	2,040	2,172
	HSBC Holdings plc	4.762%	3/29/33	18,492	17,387
	HSBC Holdings plc	5.402%	8/11/33	12,185	12,034
	HSBC Holdings plc	8.113%	11/3/33	26,357	29,692
	HSBC Holdings plc	6.254%	3/9/34	29,072	30,180
	HSBC Holdings plc	6.547%	6/20/34	12,955	13,346
	HSBC Holdings plc	7.399%	11/13/34	28,175	30,614
	HSBC Holdings plc	5.719%	3/4/35	16,725	16,831
	HSBC Holdings plc	5.874%	11/18/35	22,734	22,192
[2]	HSBC Holdings plc	6.500%	5/2/36	22,699	23,166
[2]	HSBC Holdings plc	6.500%	9/15/37	46,854	47,759
[2]	HSBC Holdings plc	6.800%	6/1/38	12,608	13,173
	HSBC Holdings plc	6.100%	1/14/42	9,423	9,991
	HSBC Holdings plc	6.332%	3/9/44	29,950	31,531
	HSBC Holdings plc	5.250%	3/14/44	33,754	30,984
	HSBC USA Inc.	5.294%	3/4/27	14,215	14,379
	Huntington Bancshares Inc.	6.208%	8/21/29	20,385	21,033
	Huntington Bancshares Inc.	2.550%	2/4/30	18,970	16,675
	Huntington Bancshares Inc.	5.272%	1/15/31	14,655	14,653
	Huntington Bancshares Inc.	5.023%	5/17/33	8,709	8,376
	Huntington Bancshares Inc.	5.709%	2/2/35	16,412	16,388
65

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Huntington Bancshares Inc.	6.141%	11/18/39	8,205	8,231
[2]	Huntington National Bank	4.270%	11/25/26	5,750	5,653
	Huntington National Bank	4.552%	5/17/28	22,868	22,672
	Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	8,050	7,832
	ING Groep NV	3.950%	3/29/27	20,413	20,029
	ING Groep NV	6.083%	9/11/27	15,434	15,721
	ING Groep NV	4.017%	3/28/28	6,117	5,989
	ING Groep NV	4.550%	10/2/28	16,240	15,940
	ING Groep NV	4.050%	4/9/29	5,892	5,656
	ING Groep NV	5.335%	3/19/30	3,553	3,564
	ING Groep NV	2.727%	4/1/32	5,804	4,995
	ING Groep NV	4.252%	3/28/33	12,838	11,900
	ING Groep NV	6.114%	9/11/34	10,435	10,811
	ING Groep NV	5.550%	3/19/35	20,000	19,892
	Intercontinental Exchange Inc.	3.100%	9/15/27	6,041	5,803
	Intercontinental Exchange Inc.	3.625%	9/1/28	10,850	10,406
	Intercontinental Exchange Inc.	3.750%	9/21/28	10,497	10,105
	Intercontinental Exchange Inc.	4.350%	6/15/29	8,551	8,369
	Intercontinental Exchange Inc.	2.100%	6/15/30	21,031	18,170
	Intercontinental Exchange Inc.	1.850%	9/15/32	37,778	29,947
	Intercontinental Exchange Inc.	4.600%	3/15/33	25,716	24,668
	Intercontinental Exchange Inc.	2.650%	9/15/40	15,036	10,487
	Intercontinental Exchange Inc.	4.250%	9/21/48	8,419	6,790
	Intercontinental Exchange Inc.	3.000%	6/15/50	34,575	21,963
	Intercontinental Exchange Inc.	4.950%	6/15/52	20,041	17,890
	Intercontinental Exchange Inc.	3.000%	9/15/60	30,734	17,915
	Intercontinental Exchange Inc.	5.200%	6/15/62	12,397	11,262
	Invesco Finance plc	5.375%	11/30/43	11,492	10,782
	Jackson Financial Inc.	3.125%	11/23/31	8,177	6,972
	Jackson Financial Inc.	4.000%	11/23/51	7,854	5,400
	Jefferies Financial Group Inc.	4.850%	1/15/27	8,301	8,312
	Jefferies Financial Group Inc.	6.450%	6/8/27	3,705	3,831
	Jefferies Financial Group Inc.	5.875%	7/21/28	4,244	4,338
	Jefferies Financial Group Inc.	4.150%	1/23/30	23,888	22,788
	Jefferies Financial Group Inc.	6.200%	4/14/34	23,530	24,233
	Jefferies Financial Group Inc.	6.250%	1/15/36	9,558	9,814
	Jefferies Financial Group Inc.	6.500%	1/20/43	5,079	5,388
	JPMorgan Chase & Co.	3.300%	4/1/26	57,556	56,690
	JPMorgan Chase & Co.	3.200%	6/15/26	61,783	60,604
	JPMorgan Chase & Co.	2.950%	10/1/26	59,537	58,003
	JPMorgan Chase & Co.	7.625%	10/15/26	13,171	13,828
	JPMorgan Chase & Co.	4.125%	12/15/26	21,214	20,994
[2]	JPMorgan Chase & Co.	3.960%	1/29/27	53,170	52,703
	JPMorgan Chase & Co.	1.040%	2/4/27	6,006	5,767
	JPMorgan Chase & Co.	1.578%	4/22/27	10,503	10,084
	JPMorgan Chase & Co.	8.000%	4/29/27	16,798	18,002
	JPMorgan Chase & Co.	1.470%	9/22/27	23,188	21,926
	JPMorgan Chase & Co.	4.250%	10/1/27	24,557	24,370
	JPMorgan Chase & Co.	3.625%	12/1/27	19,809	19,246
	JPMorgan Chase & Co.	5.040%	1/23/28	34,300	34,408
[2]	JPMorgan Chase & Co.	3.782%	2/1/28	81,099	79,338
	JPMorgan Chase & Co.	2.947%	2/24/28	6,074	5,838
	JPMorgan Chase & Co.	5.571%	4/22/28	26,506	26,961
	JPMorgan Chase & Co.	4.323%	4/26/28	25,899	25,582
[2]	JPMorgan Chase & Co.	3.540%	5/1/28	29,456	28,601
[2]	JPMorgan Chase & Co.	2.182%	6/1/28	14,041	13,178
	JPMorgan Chase & Co.	4.979%	7/22/28	11,740	11,770
	JPMorgan Chase & Co.	4.851%	7/25/28	21,298	21,287
	JPMorgan Chase & Co.	4.505%	10/22/28	10,000	9,910
[2]	JPMorgan Chase & Co.	3.509%	1/23/29	47,514	45,593
[2]	JPMorgan Chase & Co.	4.005%	4/23/29	38,454	37,270
	JPMorgan Chase & Co.	2.069%	6/1/29	38,450	34,912
[2]	JPMorgan Chase & Co.	4.203%	7/23/29	38,150	37,133
	JPMorgan Chase & Co.	5.299%	7/24/29	44,148	44,549
	JPMorgan Chase & Co.	6.087%	10/23/29	19,332	20,050
[2]	JPMorgan Chase & Co.	4.452%	12/5/29	26,739	26,177
	JPMorgan Chase & Co.	5.012%	1/23/30	29,348	29,304
	JPMorgan Chase & Co.	5.581%	4/22/30	44,681	45,515
[2]	JPMorgan Chase & Co.	3.702%	5/6/30	14,957	14,159
	JPMorgan Chase & Co.	4.565%	6/14/30	2,763	2,707
66

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	JPMorgan Chase & Co.	4.995%	7/22/30	22,475	22,384
[2]	JPMorgan Chase & Co.	8.750%	9/1/30	4,717	5,550
[2]	JPMorgan Chase & Co.	2.739%	10/15/30	81,946	73,742
	JPMorgan Chase & Co.	4.603%	10/22/30	18,350	18,001
[2]	JPMorgan Chase & Co.	4.493%	3/24/31	35,385	34,451
[2]	JPMorgan Chase & Co.	2.522%	4/22/31	23,677	20,827
[2]	JPMorgan Chase & Co.	2.956%	5/13/31	48,695	43,505
	JPMorgan Chase & Co.	1.764%	11/19/31	28,885	23,996
	JPMorgan Chase & Co.	1.953%	2/4/32	38,122	31,624
	JPMorgan Chase & Co.	2.580%	4/22/32	46,447	39,855
	JPMorgan Chase & Co.	2.545%	11/8/32	49,008	41,334
	JPMorgan Chase & Co.	2.963%	1/25/33	57,917	50,054
	JPMorgan Chase & Co.	4.586%	4/26/33	9,128	8,736
	JPMorgan Chase & Co.	4.912%	7/25/33	58,313	57,026
	JPMorgan Chase & Co.	5.717%	9/14/33	26,506	26,982
	JPMorgan Chase & Co.	5.350%	6/1/34	53,477	53,444
	JPMorgan Chase & Co.	5.336%	1/23/35	41,351	41,105
	JPMorgan Chase & Co.	5.766%	4/22/35	32,651	33,408
	JPMorgan Chase & Co.	5.294%	7/22/35	46,715	46,216
	JPMorgan Chase & Co.	4.946%	10/22/35	73,850	71,179
	JPMorgan Chase & Co.	6.400%	5/15/38	26,145	28,512
[2]	JPMorgan Chase & Co.	3.882%	7/24/38	50,886	43,166
	JPMorgan Chase & Co.	5.500%	10/15/40	18,243	18,112
[2]	JPMorgan Chase & Co.	3.109%	4/22/41	40,989	30,301
	JPMorgan Chase & Co.	5.600%	7/15/41	16,446	16,586
	JPMorgan Chase & Co.	2.525%	11/19/41	36,054	24,269
	JPMorgan Chase & Co.	5.400%	1/6/42	17,809	17,535
	JPMorgan Chase & Co.	3.157%	4/22/42	27,545	20,152
	JPMorgan Chase & Co.	5.625%	8/16/43	17,730	17,593
	JPMorgan Chase & Co.	4.850%	2/1/44	9,713	8,894
	JPMorgan Chase & Co.	4.950%	6/1/45	17,606	15,966
	JPMorgan Chase & Co.	5.534%	11/29/45	31,420	30,649
[2]	JPMorgan Chase & Co.	4.260%	2/22/48	21,469	17,663
[2]	JPMorgan Chase & Co.	4.032%	7/24/48	33,471	26,313
[2]	JPMorgan Chase & Co.	3.964%	11/15/48	79,427	61,984
[2]	JPMorgan Chase & Co.	3.897%	1/23/49	28,102	21,596
[2]	JPMorgan Chase & Co.	3.109%	4/22/51	33,098	21,788
	JPMorgan Chase & Co.	3.328%	4/22/52	23,961	16,399
	JPMorgan Chase Bank NA	5.110%	12/8/26	3,225	3,259
	Kemper Corp.	4.350%	2/15/25	1	1
	Kemper Corp.	2.400%	9/30/30	6,630	5,618
	Kemper Corp.	3.800%	2/23/32	5,575	4,906
[2]	KeyBank NA	3.400%	5/20/26	17,502	17,105
[2]	KeyBank NA	5.850%	11/15/27	10,856	11,118
[2]	KeyBank NA	4.390%	12/14/27	2,745	2,699
[2]	KeyBank NA	6.950%	2/1/28	3,953	4,115
[2]	KeyBank NA	4.900%	8/8/32	15,630	14,804
	KeyBank NA	5.000%	1/26/33	18,455	17,677
[2]	KeyCorp	2.250%	4/6/27	2,993	2,823
[2]	KeyCorp	4.100%	4/30/28	14,665	14,183
[2]	KeyCorp	2.550%	10/1/29	17,180	15,253
[2]	KeyCorp	4.789%	6/1/33	7,375	6,962
	KeyCorp	6.401%	3/6/35	9,095	9,468
	Lazard Group LLC	3.625%	3/1/27	14,122	13,742
	Lazard Group LLC	4.500%	9/19/28	7,617	7,454
	Lazard Group LLC	4.375%	3/11/29	5,558	5,409
	Lazard Group LLC	6.000%	3/15/31	5,350	5,492
	Legg Mason Inc.	4.750%	3/15/26	5,391	5,392
	Legg Mason Inc.	5.625%	1/15/44	8,593	8,387
	Lincoln National Corp.	3.625%	12/12/26	11,014	10,791
	Lincoln National Corp.	3.800%	3/1/28	11,196	10,792
	Lincoln National Corp.	3.050%	1/15/30	9,758	8,786
	Lincoln National Corp.	3.400%	1/15/31	4,995	4,487
	Lincoln National Corp.	6.300%	10/9/37	4,364	4,538
	Lincoln National Corp.	7.000%	6/15/40	8,207	8,963
	Lincoln National Corp.	4.350%	3/1/48	2,221	1,720
	Lincoln National Corp.	4.375%	6/15/50	1,790	1,387
	Lloyds Banking Group plc	4.650%	3/24/26	15,189	15,096
	Lloyds Banking Group plc	3.750%	1/11/27	31,428	30,727
	Lloyds Banking Group plc	5.985%	8/7/27	21,338	21,651
67

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lloyds Banking Group plc	3.750%	3/18/28	3,465	3,371
	Lloyds Banking Group plc	4.375%	3/22/28	42,680	41,686
	Lloyds Banking Group plc	4.550%	8/16/28	17,970	17,633
[2]	Lloyds Banking Group plc	3.574%	11/7/28	50,153	48,172
	Lloyds Banking Group plc	5.087%	11/26/28	7,600	7,608
	Lloyds Banking Group plc	5.871%	3/6/29	7,995	8,145
	Lloyds Banking Group plc	5.721%	6/5/30	10,175	10,347
	Lloyds Banking Group plc	4.976%	8/11/33	31,725	30,459
	Lloyds Banking Group plc	7.953%	11/15/33	7,165	8,009
	Lloyds Banking Group plc	5.679%	1/5/35	21,183	21,108
	Lloyds Banking Group plc	5.590%	11/26/35	9,400	9,312
	Lloyds Banking Group plc	5.300%	12/1/45	6,522	5,896
	Lloyds Banking Group plc	3.369%	12/14/46	12,805	8,900
	Lloyds Banking Group plc	4.344%	1/9/48	14,049	11,007
	Loews Corp.	3.750%	4/1/26	1,405	1,390
	Loews Corp.	3.200%	5/15/30	9,220	8,484
	Loews Corp.	6.000%	2/1/35	3,843	4,069
	Loews Corp.	4.125%	5/15/43	7,232	5,986
	LPL Holdings Inc.	5.700%	5/20/27	6,845	6,928
	LPL Holdings Inc.	6.750%	11/17/28	6,845	7,191
	LPL Holdings Inc.	6.000%	5/20/34	6,500	6,618
	M&T Bank Corp.	4.553%	8/16/28	14,360	14,188
[2]	M&T Bank Corp.	4.833%	1/16/29	1,790	1,782
	M&T Bank Corp.	7.413%	10/30/29	13,686	14,658
	M&T Bank Corp.	6.082%	3/13/32	11,888	12,167
	M&T Bank Corp.	5.053%	1/27/34	29,457	28,178
[2]	M&T Bank Corp.	5.385%	1/16/36	4,000	3,876
	Main Street Capital Corp.	3.000%	7/14/26	7,935	7,649
	Main Street Capital Corp.	6.500%	6/4/27	6,125	6,236
	Main Street Capital Corp.	6.950%	3/1/29	1,100	1,144
	Manufacturers & Traders Trust Co.	4.650%	1/27/26	9,119	9,096
[2]	Manufacturers & Traders Trust Co.	3.400%	8/17/27	6,587	6,335
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	18,593	18,393
	Manulife Financial Corp.	4.150%	3/4/26	16,785	16,687
[2]	Manulife Financial Corp.	4.061%	2/24/32	10,400	10,148
	Manulife Financial Corp.	3.703%	3/16/32	9,170	8,380
	Manulife Financial Corp.	5.375%	3/4/46	10,728	10,449
	Marex Group plc	6.404%	11/4/29	7,400	7,470
	Markel Group Inc.	3.500%	11/1/27	6,995	6,751
	Markel Group Inc.	3.350%	9/17/29	3,881	3,608
	Markel Group Inc.	5.000%	4/5/46	6,438	5,636
	Markel Group Inc.	4.300%	11/1/47	5,483	4,275
	Markel Group Inc.	5.000%	5/20/49	6,321	5,486
	Markel Group Inc.	4.150%	9/17/50	6,875	5,203
	Markel Group Inc.	3.450%	5/7/52	5,285	3,497
	Markel Group Inc.	6.000%	5/16/54	7,885	7,821
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	8,349	8,270
	Marsh & McLennan Cos. Inc.	4.550%	11/8/27	10,190	10,180
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	18,489	18,158
	Marsh & McLennan Cos. Inc.	4.650%	3/15/30	10,978	10,842
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	10,206	8,797
	Marsh & McLennan Cos. Inc.	4.850%	11/15/31	12,900	12,722
	Marsh & McLennan Cos. Inc.	5.750%	11/1/32	3,433	3,549
	Marsh & McLennan Cos. Inc.	5.875%	8/1/33	5,729	5,986
	Marsh & McLennan Cos. Inc.	5.400%	9/15/33	6,974	7,062
	Marsh & McLennan Cos. Inc.	5.150%	3/15/34	5,719	5,693
	Marsh & McLennan Cos. Inc.	5.000%	3/15/35	25,700	25,049
	Marsh & McLennan Cos. Inc.	4.750%	3/15/39	24,943	23,100
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	6,458	5,395
	Marsh & McLennan Cos. Inc.	4.200%	3/1/48	7,226	5,855
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	13,995	12,524
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	1,143	708
	Marsh & McLennan Cos. Inc.	6.250%	11/1/52	4,302	4,591
	Marsh & McLennan Cos. Inc.	5.450%	3/15/53	2,815	2,710
	Marsh & McLennan Cos. Inc.	5.700%	9/15/53	14,362	14,349
	Marsh & McLennan Cos. Inc.	5.450%	3/15/54	5,576	5,372
	Marsh & McLennan Cos. Inc.	5.400%	3/15/55	17,673	16,944
	Mastercard Inc.	2.950%	11/21/26	24,845	24,177
	Mastercard Inc.	3.300%	3/26/27	17,970	17,522
	Mastercard Inc.	4.100%	1/15/28	7,931	7,845
68

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mastercard Inc.	3.500%	2/26/28	7,336	7,108
	Mastercard Inc.	4.875%	3/9/28	9,205	9,312
	Mastercard Inc.	2.950%	6/1/29	17,199	16,037
	Mastercard Inc.	3.350%	3/26/30	19,465	18,184
	Mastercard Inc.	1.900%	3/15/31	5,946	5,027
	Mastercard Inc.	2.000%	11/18/31	10,909	9,057
	Mastercard Inc.	4.350%	1/15/32	16,718	16,156
	Mastercard Inc.	4.875%	5/9/34	7,185	7,073
	Mastercard Inc.	4.550%	1/15/35	13,210	12,654
	Mastercard Inc.	3.800%	11/21/46	11,413	8,916
	Mastercard Inc.	3.950%	2/26/48	14,253	11,405
	Mastercard Inc.	3.650%	6/1/49	15,436	11,651
	Mastercard Inc.	3.850%	3/26/50	20,617	15,957
	Mastercard Inc.	2.950%	3/15/51	9,243	5,942
	Mercury General Corp.	4.400%	3/15/27	4,959	4,862
	MetLife Inc.	4.550%	3/23/30	23,755	23,433
	MetLife Inc.	5.375%	7/15/33	16,162	16,335
	MetLife Inc.	6.375%	6/15/34	5,486	5,909
	MetLife Inc.	5.300%	12/15/34	15,116	15,066
[2]	MetLife Inc.	6.400%	12/15/36	9,113	9,280
[2]	MetLife Inc.	10.750%	8/1/39	2,496	3,324
	MetLife Inc.	5.875%	2/6/41	18,949	19,324
	MetLife Inc.	4.125%	8/13/42	11,413	9,484
	MetLife Inc.	4.875%	11/13/43	12,480	11,314
	MetLife Inc.	4.721%	12/15/44	8,024	7,090
	MetLife Inc.	4.050%	3/1/45	13,895	11,132
	MetLife Inc.	4.600%	5/13/46	3,643	3,164
	MetLife Inc.	5.000%	7/15/52	19,820	17,900
	MetLife Inc.	5.250%	1/15/54	13,100	12,261
	MGIC Investment Corp.	5.250%	8/15/28	3,416	3,341
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	16,708	16,177
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	58,717	57,504
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	16,826	16,001
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	27,153	26,301
	Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/28	26,439	25,151
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	19,884	19,392
	Mitsubishi UFJ Financial Group Inc.	4.080%	4/19/28	12,210	11,996
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	14,306	14,353
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	6,115	5,956
	Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/28	14,137	14,313
	Mitsubishi UFJ Financial Group Inc.	5.422%	2/22/29	12,119	12,269
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	23,308	22,324
	Mitsubishi UFJ Financial Group Inc.	5.242%	4/19/29	27,290	27,472
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	25,302	23,479
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	33,178	29,428
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/30	12,210	12,304
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	13,191	11,271
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	28,441	23,802
	Mitsubishi UFJ Financial Group Inc.	2.494%	10/13/32	13,893	11,703
	Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/33	21,730	18,624
	Mitsubishi UFJ Financial Group Inc.	4.315%	4/19/33	9,733	9,150
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/33	6,515	6,442
	Mitsubishi UFJ Financial Group Inc.	5.441%	2/22/34	16,951	17,116
	Mitsubishi UFJ Financial Group Inc.	5.406%	4/19/34	36,204	36,493
	Mitsubishi UFJ Financial Group Inc.	5.426%	4/17/35	39,005	39,078
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	2,529	2,304
	Mitsubishi UFJ Financial Group Inc.	4.153%	3/7/39	5,344	4,797
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	22,617	18,987
[2]	Mizuho Financial Group Inc.	2.226%	5/25/26	2,797	2,766
	Mizuho Financial Group Inc.	3.663%	2/28/27	3,148	3,072
	Mizuho Financial Group Inc.	1.234%	5/22/27	25,063	23,855
	Mizuho Financial Group Inc.	1.554%	7/9/27	10,656	10,142
	Mizuho Financial Group Inc.	4.018%	3/5/28	21,581	20,994
	Mizuho Financial Group Inc.	5.667%	5/27/29	10,450	10,644
	Mizuho Financial Group Inc.	5.778%	7/6/29	10,950	11,197
[2]	Mizuho Financial Group Inc.	4.254%	9/11/29	17,600	17,101
[2]	Mizuho Financial Group Inc.	3.153%	7/16/30	31,495	28,919
[2]	Mizuho Financial Group Inc.	2.869%	9/13/30	6,033	5,451
[2]	Mizuho Financial Group Inc.	2.201%	7/10/31	6,618	5,657
[2]	Mizuho Financial Group Inc.	1.979%	9/8/31	1,936	1,627
69

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mizuho Financial Group Inc.	2.564%	9/13/31	11,545	9,657
	Mizuho Financial Group Inc.	2.172%	5/22/32	26,030	21,572
	Mizuho Financial Group Inc.	5.748%	7/6/34	38,420	39,153
	Mizuho Financial Group Inc.	5.579%	5/26/35	5,708	5,753
	Morgan Stanley	5.000%	11/24/25	32,219	32,268
[2]	Morgan Stanley	3.875%	1/27/26	38,874	38,566
[2]	Morgan Stanley	3.125%	7/27/26	41,774	40,807
[2]	Morgan Stanley	6.250%	8/9/26	20,889	21,390
[2]	Morgan Stanley	4.350%	9/8/26	55,712	55,314
	Morgan Stanley	3.625%	1/20/27	44,393	43,557
	Morgan Stanley	5.050%	1/28/27	38,566	38,681
	Morgan Stanley	3.950%	4/23/27	59,869	58,639
	Morgan Stanley	1.593%	5/4/27	61,469	58,921
[2]	Morgan Stanley	1.512%	7/20/27	23,519	22,379
	Morgan Stanley	2.475%	1/21/28	14,781	14,076
[2]	Morgan Stanley	5.652%	4/13/28	18,975	19,283
	Morgan Stanley	4.210%	4/20/28	24,886	24,524
[2]	Morgan Stanley	3.591%	7/22/28	55,352	53,377
	Morgan Stanley	6.296%	10/18/28	29,976	31,051
[2]	Morgan Stanley	3.772%	1/24/29	19,317	18,626
	Morgan Stanley	5.123%	2/1/29	42,578	42,664
[2]	Morgan Stanley	5.164%	4/20/29	35,810	35,906
	Morgan Stanley	5.449%	7/20/29	32,661	33,020
	Morgan Stanley	6.407%	11/1/29	22,827	23,842
	Morgan Stanley	5.173%	1/16/30	20,330	20,339
[2]	Morgan Stanley	4.431%	1/23/30	35,980	35,047
	Morgan Stanley	5.656%	4/18/30	113,596	115,670
	Morgan Stanley	5.042%	7/19/30	29,010	28,884
	Morgan Stanley	4.654%	10/18/30	25,600	25,051
[2]	Morgan Stanley	2.699%	1/22/31	66,881	59,378
[2]	Morgan Stanley	3.622%	4/1/31	52,370	48,575
[2]	Morgan Stanley	1.794%	2/13/32	62,794	51,241
	Morgan Stanley	7.250%	4/1/32	25,445	28,601
[2]	Morgan Stanley	1.928%	4/28/32	28,007	22,933
[2]	Morgan Stanley	2.239%	7/21/32	45,705	37,842
[2]	Morgan Stanley	2.511%	10/20/32	20,221	16,925
	Morgan Stanley	2.943%	1/21/33	37,467	32,080
	Morgan Stanley	4.889%	7/20/33	12,067	11,681
	Morgan Stanley	6.342%	10/18/33	41,390	43,766
[2]	Morgan Stanley	5.250%	4/21/34	25,855	25,452
[2]	Morgan Stanley	5.424%	7/21/34	11,970	11,893
	Morgan Stanley	6.627%	11/1/34	31,460	33,771
	Morgan Stanley	5.466%	1/18/35	43,201	42,962
	Morgan Stanley	5.831%	4/19/35	51,130	52,085
	Morgan Stanley	5.320%	7/19/35	79,725	78,485
	Morgan Stanley	2.484%	9/16/36	37,841	30,768
	Morgan Stanley	5.297%	4/20/37	20,308	19,685
	Morgan Stanley	5.948%	1/19/38	23,564	23,592
[2]	Morgan Stanley	3.971%	7/22/38	25,858	21,964
	Morgan Stanley	5.942%	2/7/39	11,735	11,758
[2]	Morgan Stanley	4.457%	4/22/39	32,498	29,093
	Morgan Stanley	3.217%	4/22/42	13,417	9,932
	Morgan Stanley	6.375%	7/24/42	38,738	41,845
	Morgan Stanley	4.300%	1/27/45	55,675	45,898
[2]	Morgan Stanley	4.375%	1/22/47	13,436	11,208
[2]	Morgan Stanley	5.597%	3/24/51	21,982	21,641
[2]	Morgan Stanley	2.802%	1/25/52	33,105	20,209
	Morgan Stanley	5.516%	11/19/55	10,495	10,118
[2]	Morgan Stanley Bank NA	4.754%	4/21/26	26,775	26,803
[2]	Morgan Stanley Bank NA	5.882%	10/30/26	22,727	23,218
	Morgan Stanley Bank NA	4.447%	10/15/27	25,725	25,547
[2]	Morgan Stanley Bank NA	4.952%	1/14/28	1,041	1,042
[2]	Morgan Stanley Bank NA	5.504%	5/26/28	29,290	29,671
[2]	Morgan Stanley Bank NA	4.968%	7/14/28	12,844	12,879
[7]	Morgan Stanley Direct Lending Fund	6.150%	5/17/29	4,595	4,621
[2]	Munich Re America Corp.	7.450%	12/15/26	2,450	2,578
	Nasdaq Inc.	3.850%	6/30/26	9,965	9,845
	Nasdaq Inc.	5.350%	6/28/28	4,661	4,726
	Nasdaq Inc.	1.650%	1/15/31	9,905	8,139
	Nasdaq Inc.	5.550%	2/15/34	11,794	11,904
70

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Nasdaq Inc.	2.500%	12/21/40	11,987	8,032
	Nasdaq Inc.	3.250%	4/28/50	8,266	5,527
	Nasdaq Inc.	3.950%	3/7/52	6,282	4,661
	Nasdaq Inc.	5.950%	8/15/53	9,800	9,865
	Nasdaq Inc.	6.100%	6/28/63	11,775	11,914
	National Australia Bank Ltd.	3.375%	1/14/26	11,492	11,352
[2]	National Australia Bank Ltd.	2.500%	7/12/26	27,991	27,154
	National Australia Bank Ltd.	5.087%	6/11/27	6,820	6,892
	National Australia Bank Ltd.	4.900%	6/13/28	21,410	21,504
	National Australia Bank Ltd.	4.787%	1/10/29	11,570	11,586
	National Bank of Canada	5.600%	12/18/28	10,985	11,194
[2]	Nationwide Financial Services Inc.	6.750%	5/15/37	2,967	3,034
	NatWest Group plc	4.800%	4/5/26	12,833	12,831
	NatWest Group plc	7.472%	11/10/26	9,780	9,979
	NatWest Group plc	5.847%	3/2/27	11,885	11,999
	NatWest Group plc	1.642%	6/14/27	12,805	12,213
	NatWest Group plc	5.583%	3/1/28	3,240	3,277
[2]	NatWest Group plc	3.073%	5/22/28	29,609	28,308
	NatWest Group plc	5.516%	9/30/28	7,575	7,667
[2]	NatWest Group plc	4.892%	5/18/29	43,495	43,045
	NatWest Group plc	5.808%	9/13/29	12,105	12,340
[2]	NatWest Group plc	5.076%	1/27/30	46,501	46,033
[2]	NatWest Group plc	4.445%	5/8/30	6,225	6,002
	NatWest Group plc	4.964%	8/15/30	10,347	10,191
	NatWest Group plc	6.016%	3/2/34	9,725	9,963
	NatWest Group plc	6.475%	6/1/34	13,395	13,750
	NatWest Group plc	5.778%	3/1/35	22,050	22,170
[2]	NatWest Group plc	3.032%	11/28/35	23,788	20,533
	New Mountain Finance Corp.	6.875%	2/1/29	2,448	2,466
	NMI Holdings Inc.	6.000%	8/15/29	3,277	3,310
	Nomura Holdings Inc.	1.653%	7/14/26	18,550	17,643
	Nomura Holdings Inc.	2.329%	1/22/27	17,040	16,143
	Nomura Holdings Inc.	5.594%	7/2/27	2,910	2,945
	Nomura Holdings Inc.	5.386%	7/6/27	18,580	18,705
	Nomura Holdings Inc.	6.070%	7/12/28	3,725	3,828
	Nomura Holdings Inc.	2.172%	7/14/28	13,637	12,301
	Nomura Holdings Inc.	5.605%	7/6/29	10,795	10,949
	Nomura Holdings Inc.	3.103%	1/16/30	47,342	42,664
	Nomura Holdings Inc.	2.679%	7/16/30	5,583	4,862
	Nomura Holdings Inc.	2.608%	7/14/31	7,955	6,699
	Nomura Holdings Inc.	2.999%	1/22/32	9,015	7,674
	Nomura Holdings Inc.	5.783%	7/3/34	17,439	17,605
[7]	North Haven Private Income Fund LLC	5.750%	2/1/30	3,911	3,810
	Northern Trust Corp.	4.000%	5/10/27	645	636
	Northern Trust Corp.	3.650%	8/3/28	8,662	8,364
	Northern Trust Corp.	3.150%	5/3/29	13,354	12,509
	Northern Trust Corp.	1.950%	5/1/30	8,068	6,963
[2]	Northern Trust Corp.	3.375%	5/8/32	17,879	17,136
	Northern Trust Corp.	6.125%	11/2/32	12,448	13,121
	Oaktree Specialty Lending Corp.	2.700%	1/15/27	8,150	7,673
[2]	Oaktree Strategic Credit Fund	8.400%	11/14/28	1,295	1,386
	Old Republic International Corp.	3.875%	8/26/26	7,108	6,994
	Old Republic International Corp.	5.750%	3/28/34	5,468	5,479
	Old Republic International Corp.	3.850%	6/11/51	9,875	6,932
	ORIX Corp.	3.700%	7/18/27	6,416	6,233
	ORIX Corp.	5.000%	9/13/27	2,952	2,970
	ORIX Corp.	4.650%	9/10/29	6,781	6,669
	ORIX Corp.	2.250%	3/9/31	10,403	8,728
	PartnerRe Finance B LLC	3.700%	7/2/29	8,349	7,887
	PartnerRe Finance B LLC	4.500%	10/1/50	3,349	3,094
	PNC Bank NA	4.775%	1/15/27	12,900	12,903
[2]	PNC Bank NA	3.100%	10/25/27	13,184	12,637
[2]	PNC Bank NA	3.250%	1/22/28	13,672	13,088
[2]	PNC Bank NA	4.050%	7/26/28	24,501	23,669
[2]	PNC Bank NA	2.700%	10/22/29	13,103	11,767
	PNC Financial Services Group Inc.	5.812%	6/12/26	11,280	11,322
	PNC Financial Services Group Inc.	2.600%	7/23/26	10,894	10,555
	PNC Financial Services Group Inc.	4.758%	1/26/27	23,963	23,924
	PNC Financial Services Group Inc.	3.150%	5/19/27	13,975	13,482
	PNC Financial Services Group Inc.	5.102%	7/23/27	5,930	5,956
71

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	PNC Financial Services Group Inc.	6.615%	10/20/27	11,172	11,504
	PNC Financial Services Group Inc.	5.300%	1/21/28	5,350	5,393
	PNC Financial Services Group Inc.	3.450%	4/23/29	42,808	40,496
	PNC Financial Services Group Inc.	5.582%	6/12/29	21,364	21,717
	PNC Financial Services Group Inc.	2.550%	1/22/30	31,173	27,678
	PNC Financial Services Group Inc.	5.492%	5/14/30	34,060	34,512
	PNC Financial Services Group Inc.	4.812%	10/21/32	112,665	109,685
	PNC Financial Services Group Inc.	6.037%	10/28/33	21,122	21,854
	PNC Financial Services Group Inc.	5.068%	1/24/34	11,835	11,510
	PNC Financial Services Group Inc.	5.939%	8/18/34	11,985	12,325
	PNC Financial Services Group Inc.	6.875%	10/20/34	31,525	34,370
	PNC Financial Services Group Inc.	5.676%	1/22/35	46,975	47,460
	PNC Financial Services Group Inc.	5.401%	7/23/35	24,004	23,817
	Primerica Inc.	2.800%	11/19/31	7,999	6,837
	Principal Financial Group Inc.	3.100%	11/15/26	11,130	10,808
	Principal Financial Group Inc.	2.125%	6/15/30	14,237	12,262
	Principal Financial Group Inc.	5.375%	3/15/33	2,020	2,020
	Principal Financial Group Inc.	4.625%	9/15/42	5,963	5,239
	Principal Financial Group Inc.	4.350%	5/15/43	6,140	5,168
	Principal Financial Group Inc.	4.300%	11/15/46	8,356	6,870
	Principal Financial Group Inc.	5.500%	3/15/53	4,115	3,925
	Progressive Corp.	2.450%	1/15/27	9,219	8,838
	Progressive Corp.	4.000%	3/1/29	7,742	7,511
	Progressive Corp.	6.625%	3/1/29	4,170	4,456
	Progressive Corp.	3.200%	3/26/30	9,161	8,460
	Progressive Corp.	3.000%	3/15/32	6,175	5,419
	Progressive Corp.	6.250%	12/1/32	1,558	1,674
	Progressive Corp.	4.950%	6/15/33	5,125	5,070
	Progressive Corp.	4.350%	4/25/44	4,640	3,936
	Progressive Corp.	4.125%	4/15/47	16,983	13,664
	Progressive Corp.	4.200%	3/15/48	6,867	5,602
	Progressive Corp.	3.950%	3/26/50	8,555	6,615
	Progressive Corp.	3.700%	3/15/52	7,575	5,597
	Prospect Capital Corp.	3.706%	1/22/26	6,741	6,535
	Prospect Capital Corp.	3.364%	11/15/26	3,915	3,650
[2]	Prudential Financial Inc.	3.878%	3/27/28	5,355	5,212
[2]	Prudential Financial Inc.	2.100%	3/10/30	4,014	3,539
[2]	Prudential Financial Inc.	5.750%	7/15/33	2,225	2,319
[2]	Prudential Financial Inc.	5.700%	12/14/36	11,964	12,260
[2]	Prudential Financial Inc.	6.625%	12/1/37	6,370	6,980
[2]	Prudential Financial Inc.	3.000%	3/10/40	6,686	4,929
[2]	Prudential Financial Inc.	6.625%	6/21/40	6,606	7,234
[2]	Prudential Financial Inc.	5.100%	8/15/43	2,876	2,710
[2]	Prudential Financial Inc.	4.600%	5/15/44	6,447	5,615
[2]	Prudential Financial Inc.	5.375%	5/15/45	8,944	8,882
[2]	Prudential Financial Inc.	4.500%	9/15/47	8,821	8,514
	Prudential Financial Inc.	3.905%	12/7/47	27,467	20,968
[2]	Prudential Financial Inc.	5.700%	9/15/48	9,294	9,214
	Prudential Financial Inc.	3.935%	12/7/49	30,650	23,149
[2]	Prudential Financial Inc.	3.700%	10/1/50	13,050	11,592
[2]	Prudential Financial Inc.	3.700%	3/13/51	13,488	9,734
	Prudential Financial Inc.	5.125%	3/1/52	8,695	8,255
	Prudential Financial Inc.	6.000%	9/1/52	12,779	12,788
	Prudential Financial Inc.	6.750%	3/1/53	3,327	3,459
	Prudential Financial Inc.	6.500%	3/15/54	12,950	13,302
	Prudential Funding Asia plc	3.125%	4/14/30	13,874	12,575
	Prudential Funding Asia plc	3.625%	3/24/32	5,333	4,815
	Radian Group Inc.	6.200%	5/15/29	8,797	9,030
	Raymond James Financial Inc.	4.650%	4/1/30	15,916	15,728
	Raymond James Financial Inc.	4.950%	7/15/46	20,277	18,173
	Raymond James Financial Inc.	3.750%	4/1/51	11,405	8,237
[2]	Regions Bank	6.450%	6/26/37	6,212	6,313
	Regions Financial Corp.	1.800%	8/12/28	8,702	7,751
	Regions Financial Corp.	5.722%	6/6/30	9,820	9,944
	Regions Financial Corp.	5.502%	9/6/35	8,715	8,503
	Regions Financial Corp.	7.375%	12/10/37	5,338	5,948
	Reinsurance Group of America Inc.	3.950%	9/15/26	5,159	5,088
	Reinsurance Group of America Inc.	3.900%	5/15/29	14,989	14,313
	Reinsurance Group of America Inc.	3.150%	6/15/30	4,874	4,398
	Reinsurance Group of America Inc.	6.000%	9/15/33	5,110	5,244
72

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Reinsurance Group of America Inc.	5.750%	9/15/34	8,870	8,927
	RenaissanceRe Finance Inc.	3.450%	7/1/27	4,850	4,691
	RenaissanceRe Holdings Ltd.	3.600%	4/15/29	3,392	3,191
	RenaissanceRe Holdings Ltd.	5.750%	6/5/33	9,688	9,717
[2]	Royal Bank of Canada	4.875%	1/12/26	8,370	8,393
[2]	Royal Bank of Canada	0.875%	1/20/26	17,034	16,394
[2]	Royal Bank of Canada	4.650%	1/27/26	15,784	15,756
	Royal Bank of Canada	1.200%	4/27/26	14,633	14,005
[2]	Royal Bank of Canada	1.150%	7/14/26	25,872	24,591
[2]	Royal Bank of Canada	5.200%	7/20/26	280	283
[2]	Royal Bank of Canada	1.400%	11/2/26	27,540	26,003
[2]	Royal Bank of Canada	4.875%	1/19/27	10,155	10,193
[2]	Royal Bank of Canada	2.050%	1/21/27	5,119	4,859
	Royal Bank of Canada	3.625%	5/4/27	16,440	16,058
[2]	Royal Bank of Canada	5.069%	7/23/27	10,625	10,674
[2]	Royal Bank of Canada	4.240%	8/3/27	8,245	8,147
[2]	Royal Bank of Canada	4.510%	10/18/27	7,965	7,931
[2]	Royal Bank of Canada	6.000%	11/1/27	24,523	25,324
[2]	Royal Bank of Canada	4.900%	1/12/28	16,344	16,353
[2]	Royal Bank of Canada	4.522%	10/18/28	7,840	7,769
[2]	Royal Bank of Canada	4.950%	2/1/29	7,160	7,157
[2]	Royal Bank of Canada	4.969%	8/2/30	7,300	7,250
[2]	Royal Bank of Canada	2.300%	11/3/31	40,352	33,853
	Royal Bank of Canada	3.875%	5/4/32	14,827	13,635
[2]	Royal Bank of Canada	5.000%	2/1/33	42,011	41,262
[2]	Royal Bank of Canada	5.000%	5/2/33	12,795	12,581
[2]	Royal Bank of Canada	5.150%	2/1/34	6,540	6,462
	Santander Holdings USA Inc.	3.244%	10/5/26	56,310	54,670
	Santander Holdings USA Inc.	4.400%	7/13/27	32,013	31,634
	Santander Holdings USA Inc.	6.499%	3/9/29	10,510	10,806
	Santander Holdings USA Inc.	6.174%	1/9/30	11,080	11,305
	Santander Holdings USA Inc.	7.660%	11/9/31	10,250	11,185
	Santander UK Group Holdings plc	6.833%	11/21/26	12,160	12,334
[2]	Santander UK Group Holdings plc	3.823%	11/3/28	5,974	5,749
	Santander UK Group Holdings plc	6.534%	1/10/29	31,699	32,665
	Santander UK Group Holdings plc	2.896%	3/15/32	17,658	15,125
	Selective Insurance Group Inc.	5.375%	3/1/49	3,870	3,526
	SiriusPoint Ltd.	7.000%	4/5/29	2,950	3,032
[7]	Sixth Street Lending Partners	6.500%	3/11/29	13,170	13,332
[7]	Sixth Street Lending Partners	5.750%	1/15/30	12,770	12,507
	Sixth Street Specialty Lending Inc.	6.950%	8/14/28	5,920	6,162
	Sixth Street Specialty Lending Inc.	6.125%	3/1/29	4,730	4,788
[7]	Societe Generale SA	3.000%	1/22/30	1,000	888
	State Street Bank & Trust Co.	4.782%	11/23/29	13,400	13,345
	State Street Corp.	5.104%	5/18/26	9,675	9,687
	State Street Corp.	2.650%	5/19/26	15,000	14,631
	State Street Corp.	5.272%	8/3/26	18,475	18,656
	State Street Corp.	4.993%	3/18/27	10,980	11,069
	State Street Corp.	4.530%	2/20/29	7,370	7,285
	State Street Corp.	5.684%	11/21/29	13,930	14,318
[2]	State Street Corp.	4.141%	12/3/29	7,025	6,824
	State Street Corp.	2.400%	1/24/30	22,593	20,224
	State Street Corp.	2.200%	3/3/31	9,997	8,488
	State Street Corp.	3.152%	3/30/31	2,448	2,239
	State Street Corp.	4.821%	1/26/34	28,280	27,400
	State Street Corp.	5.159%	5/18/34	10,340	10,256
[2]	State Street Corp.	3.031%	11/1/34	38,820	35,000
	State Street Corp.	6.123%	11/21/34	7,275	7,571
	Stewart Information Services Corp.	3.600%	11/15/31	5,410	4,683
	Stifel Financial Corp.	4.000%	5/15/30	3,805	3,590
	Sumitomo Mitsui Financial Group Inc.	0.948%	1/12/26	17,856	17,181
	Sumitomo Mitsui Financial Group Inc.	5.464%	1/13/26	22,093	22,249
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	31,046	30,721
	Sumitomo Mitsui Financial Group Inc.	5.880%	7/13/26	16,896	17,181
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	18,614	18,046
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	19,395	18,346
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	19,502	18,932
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	12,797	12,489
	Sumitomo Mitsui Financial Group Inc.	2.174%	1/14/27	5,090	4,836
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	6,133	5,942
73

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sumitomo Mitsui Financial Group Inc.	3.352%	10/18/27	640	617
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/28	22,214	22,561
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	14,740	14,161
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	31,354	30,342
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	45,205	40,491
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	13,548	13,301
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	25,807	23,695
	Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	8,068	7,438
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/29	15,435	13,906
	Sumitomo Mitsui Financial Group Inc.	5.710%	1/13/30	19,040	19,506
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	42,317	37,811
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	4,166	3,561
	Sumitomo Mitsui Financial Group Inc.	2.142%	9/23/30	2,790	2,361
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/31	6,617	5,418
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/31	7,352	6,090
	Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/33	22,515	23,143
	Sumitomo Mitsui Financial Group Inc.	5.776%	7/13/33	27,665	28,480
	Sumitomo Mitsui Financial Group Inc.	5.808%	9/14/33	10,865	11,256
	Sumitomo Mitsui Financial Group Inc.	5.558%	7/9/34	16,845	17,026
	Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/41	6,548	4,354
	Sumitomo Mitsui Financial Group Inc.	2.930%	9/17/41	3,754	2,684
	Sumitomo Mitsui Financial Group Inc.	6.184%	7/13/43	14,988	15,975
	Sumitomo Mitsui Financial Group Inc.	5.836%	7/9/44	13,260	13,314
[7]	Swedbank AB	1.538%	11/16/26	13,138	12,422
	Synchrony Bank	5.625%	8/23/27	1,860	1,873
	Synchrony Financial	3.700%	8/4/26	10,854	10,618
	Synchrony Financial	3.950%	12/1/27	12,257	11,856
	Synchrony Financial	5.150%	3/19/29	9,221	9,088
	Synchrony Financial	5.935%	8/2/30	265	267
	Synovus Bank	5.625%	2/15/28	6,361	6,371
	Synovus Financial Corp.	6.168%	11/1/30	6,670	6,725
[2]	Toronto-Dominion Bank	0.750%	1/6/26	4,166	4,007
[2]	Toronto-Dominion Bank	1.200%	6/3/26	19,240	18,323
[2]	Toronto-Dominion Bank	5.532%	7/17/26	7,235	7,319
[2]	Toronto-Dominion Bank	1.250%	9/10/26	14,044	13,267
	Toronto-Dominion Bank	5.264%	12/11/26	9,843	9,950
[2]	Toronto-Dominion Bank	1.950%	1/12/27	11,365	10,748
[2]	Toronto-Dominion Bank	2.800%	3/10/27	33,261	31,894
[2]	Toronto-Dominion Bank	4.980%	4/5/27	8,785	8,817
	Toronto-Dominion Bank	4.108%	6/8/27	20,361	20,025
[2]	Toronto-Dominion Bank	4.693%	9/15/27	30,805	30,725
	Toronto-Dominion Bank	5.156%	1/10/28	26,186	26,311
[2]	Toronto-Dominion Bank	5.523%	7/17/28	8,890	9,039
[2]	Toronto-Dominion Bank	4.994%	4/5/29	10,350	10,331
[2]	Toronto-Dominion Bank	3.625%	9/15/31	7,588	7,373
[2]	Toronto-Dominion Bank	2.450%	1/12/32	7,033	5,867
[2]	Toronto-Dominion Bank	3.200%	3/10/32	50,677	44,272
	Toronto-Dominion Bank	4.456%	6/8/32	28,855	27,337
	Toronto-Dominion Bank	5.146%	9/10/34	7,965	7,795
	TPG Operating Group II LP	5.875%	3/5/34	7,790	7,963
	Transatlantic Holdings Inc.	8.000%	11/30/39	5,853	7,221
	Travelers Cos. Inc.	6.750%	6/20/36	2,988	3,322
[2]	Travelers Cos. Inc.	6.250%	6/15/37	12,682	13,634
	Travelers Cos. Inc.	5.350%	11/1/40	8,726	8,547
	Travelers Cos. Inc.	4.600%	8/1/43	7,925	6,980
	Travelers Cos. Inc.	4.300%	8/25/45	4,743	3,955
	Travelers Cos. Inc.	3.750%	5/15/46	8,940	6,815
	Travelers Cos. Inc.	4.000%	5/30/47	6,150	4,861
	Travelers Cos. Inc.	4.100%	3/4/49	9,381	7,481
	Travelers Cos. Inc.	2.550%	4/27/50	9,787	5,768
	Travelers Cos. Inc.	3.050%	6/8/51	10,182	6,634
	Travelers Cos. Inc.	5.450%	5/25/53	10,404	10,128
	Travelers Property Casualty Corp.	6.375%	3/15/33	5,269	5,784
	Trinity Acquisition plc	4.400%	3/15/26	7,796	7,738
[2]	Truist Bank	3.300%	5/15/26	17,686	17,314
[2]	Truist Bank	3.800%	10/30/26	18,848	18,494
[2]	Truist Bank	2.250%	3/11/30	6,717	5,767
[2]	Truist Financial Corp.	1.267%	3/2/27	22,196	21,282
[2]	Truist Financial Corp.	6.047%	6/8/27	21,238	21,571
[2]	Truist Financial Corp.	1.125%	8/3/27	13,159	11,987
74

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Truist Financial Corp.	4.873%	1/26/29	17,880	17,766
[2]	Truist Financial Corp.	3.875%	3/19/29	19,050	18,163
[2]	Truist Financial Corp.	1.887%	6/7/29	12,755	11,505
[2]	Truist Financial Corp.	7.161%	10/30/29	7,590	8,110
[2]	Truist Financial Corp.	5.435%	1/24/30	21,865	22,060
[2]	Truist Financial Corp.	1.950%	6/5/30	10,378	8,840
[2]	Truist Financial Corp.	4.916%	7/28/33	15,410	14,552
[2]	Truist Financial Corp.	6.123%	10/28/33	14,765	15,359
[2]	Truist Financial Corp.	5.122%	1/26/34	35,995	34,929
[2]	Truist Financial Corp.	5.867%	6/8/34	9,818	9,977
[2]	Truist Financial Corp.	5.711%	1/24/35	24,180	24,384
	UBS AG	1.250%	8/7/26	22,150	20,965
	UBS AG	5.000%	7/9/27	17,984	18,084
	UBS AG	7.500%	2/15/28	36,105	38,654
	UBS AG	5.650%	9/11/28	21,620	22,105
	UBS AG	4.500%	6/26/48	10,525	8,915
	UBS Group AG	4.550%	4/17/26	18,278	18,217
[7]	UBS Group AG	4.194%	4/1/31	3,250	3,073
	UBS Group AG	4.875%	5/15/45	31,237	27,928
	Unum Group	4.000%	6/15/29	4,355	4,176
	Unum Group	5.750%	8/15/42	6,798	6,635
	Unum Group	4.500%	12/15/49	8,336	6,624
	Unum Group	4.125%	6/15/51	9,650	7,103
	Unum Group	6.000%	6/15/54	1,982	1,962
[2]	US Bancorp	3.100%	4/27/26	13,649	13,358
[2]	US Bancorp	2.375%	7/22/26	25,131	24,294
[2]	US Bancorp	3.150%	4/27/27	18,133	17,541
	US Bancorp	6.787%	10/26/27	11,468	11,846
[2]	US Bancorp	3.900%	4/26/28	7,947	7,709
[2]	US Bancorp	4.548%	7/22/28	30,990	30,710
	US Bancorp	4.653%	2/1/29	27,046	26,767
	US Bancorp	5.775%	6/12/29	20,092	20,562
[2]	US Bancorp	3.000%	7/30/29	18,168	16,653
	US Bancorp	5.384%	1/23/30	8,530	8,604
[2]	US Bancorp	1.375%	7/22/30	18,719	15,440
	US Bancorp	5.100%	7/23/30	44,142	44,041
[2]	US Bancorp	2.677%	1/27/33	11,490	9,686
[2]	US Bancorp	4.967%	7/22/33	17,450	16,730
	US Bancorp	5.850%	10/21/33	11,260	11,515
	US Bancorp	4.839%	2/1/34	48,585	46,425
	US Bancorp	5.836%	6/12/34	48,525	49,452
	US Bancorp	5.678%	1/23/35	47,445	47,869
	US Bancorp	2.491%	11/3/36	17,790	14,438
	US Bank NA	4.507%	10/22/27	15,620	15,527
	Visa Inc.	1.900%	4/15/27	20,913	19,770
	Visa Inc.	0.750%	8/15/27	7,318	6,672
	Visa Inc.	2.750%	9/15/27	11,459	10,965
	Visa Inc.	2.050%	4/15/30	20,331	17,773
	Visa Inc.	1.100%	2/15/31	15,472	12,518
	Visa Inc.	4.150%	12/14/35	24,627	22,755
	Visa Inc.	2.700%	4/15/40	14,908	10,864
	Visa Inc.	4.300%	12/14/45	47,256	40,386
	Visa Inc.	3.650%	9/15/47	13,594	10,381
	Visa Inc.	2.000%	8/15/50	24,345	13,145
	Voya Financial Inc.	3.650%	6/15/26	6,642	6,533
	Voya Financial Inc.	5.700%	7/15/43	9,554	9,115
	Voya Financial Inc.	4.800%	6/15/46	4,049	3,439
[2]	Voya Financial Inc.	4.700%	1/23/48	4,194	3,940
	W R Berkley Corp.	4.000%	5/12/50	5,295	4,006
	W R Berkley Corp.	3.550%	3/30/52	8,755	6,019
	W R Berkley Corp.	3.150%	9/30/61	10,990	6,464
	Wachovia Corp.	5.500%	8/1/35	25,965	25,937
	Wachovia Corp.	6.550%	10/15/35	2,875	3,068
	Webster Financial Corp.	4.100%	3/25/29	3,975	3,780
	Wells Fargo & Co.	3.000%	4/22/26	74,927	73,284
[2]	Wells Fargo & Co.	4.100%	6/3/26	54,178	53,628
	Wells Fargo & Co.	3.000%	10/23/26	49,957	48,434
[2]	Wells Fargo & Co.	3.196%	6/17/27	17,975	17,554
[2]	Wells Fargo & Co.	4.300%	7/22/27	27,145	26,790
[2]	Wells Fargo & Co.	5.707%	4/22/28	17,230	17,508
75

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Wells Fargo & Co.	3.584%	5/22/28	42,369	41,062
[2]	Wells Fargo & Co.	2.393%	6/2/28	40,980	38,587
[2]	Wells Fargo & Co.	4.808%	7/25/28	32,839	32,709
[2]	Wells Fargo & Co.	4.150%	1/24/29	10,353	10,039
[2]	Wells Fargo & Co.	5.574%	7/25/29	51,458	52,210
	Wells Fargo & Co.	6.303%	10/23/29	37,518	38,997
[2]	Wells Fargo & Co.	7.950%	11/15/29	753	836
	Wells Fargo & Co.	5.198%	1/23/30	8,970	8,998
[2]	Wells Fargo & Co.	2.879%	10/30/30	102,377	92,363
[2]	Wells Fargo & Co.	2.572%	2/11/31	37,911	33,431
[2]	Wells Fargo & Co.	4.478%	4/4/31	32,756	31,693
[2]	Wells Fargo & Co.	3.350%	3/2/33	6,365	5,573
[2]	Wells Fargo & Co.	4.897%	7/25/33	69,234	66,879
	Wells Fargo & Co.	5.389%	4/24/34	64,318	63,498
[2]	Wells Fargo & Co.	5.557%	7/25/34	55,926	55,775
	Wells Fargo & Co.	5.499%	1/23/35	39,880	39,627
	Wells Fargo & Co.	5.375%	2/7/35	1,970	1,957
	Wells Fargo & Co.	5.211%	12/3/35	32,375	31,534
[2]	Wells Fargo & Co.	5.950%	12/15/36	4,124	4,140
[2]	Wells Fargo & Co.	3.068%	4/30/41	51,473	37,354
	Wells Fargo & Co.	5.375%	11/2/43	24,680	23,080
	Wells Fargo & Co.	5.606%	1/15/44	25,460	24,361
[2]	Wells Fargo & Co.	4.650%	11/4/44	33,881	28,435
	Wells Fargo & Co.	3.900%	5/1/45	24,905	19,291
[2]	Wells Fargo & Co.	4.900%	11/17/45	42,695	36,983
[2]	Wells Fargo & Co.	4.400%	6/14/46	28,222	22,653
[2]	Wells Fargo & Co.	4.750%	12/7/46	27,731	23,291
[2]	Wells Fargo & Co.	5.013%	4/4/51	81,142	72,242
[2]	Wells Fargo & Co.	4.611%	4/25/53	58,128	48,551
	Wells Fargo Bank NA	4.811%	1/15/26	12,240	12,277
[2]	Wells Fargo Bank NA	5.450%	8/7/26	33,225	33,623
	Wells Fargo Bank NA	5.254%	12/11/26	34,230	34,629
	Wells Fargo Bank NA	5.950%	8/26/36	9,824	10,108
[2]	Wells Fargo Bank NA	5.850%	2/1/37	21,500	21,908
[2]	Wells Fargo Bank NA	6.600%	1/15/38	14,333	15,621
	Western Union Co.	1.350%	3/15/26	6,736	6,442
	Western Union Co.	2.750%	3/15/31	5,090	4,310
	Western Union Co.	6.200%	11/17/36	7,550	7,629
	Western Union Co.	6.200%	6/21/40	1,653	1,622
	Westpac Banking Corp.	5.200%	4/16/26	10,375	10,460
	Westpac Banking Corp.	2.850%	5/13/26	36,524	35,716
	Westpac Banking Corp.	2.700%	8/19/26	29,002	28,184
[2]	Westpac Banking Corp.	4.600%	10/20/26	7,585	7,599
	Westpac Banking Corp.	3.350%	3/8/27	25,441	24,806
	Westpac Banking Corp.	3.400%	1/25/28	8,915	8,572
	Westpac Banking Corp.	5.535%	11/17/28	12,222	12,564
	Westpac Banking Corp.	1.953%	11/20/28	7,529	6,783
	Westpac Banking Corp.	5.050%	4/16/29	9,600	9,696
	Westpac Banking Corp.	2.650%	1/16/30	5,842	5,269
	Westpac Banking Corp.	2.150%	6/3/31	12,646	10,717
[2]	Westpac Banking Corp.	4.322%	11/23/31	35,541	34,992
	Westpac Banking Corp.	5.405%	8/10/33	10,155	9,998
	Westpac Banking Corp.	6.820%	11/17/33	4,760	5,142
	Westpac Banking Corp.	4.110%	7/24/34	11,542	10,869
	Westpac Banking Corp.	2.668%	11/15/35	21,376	18,193
[2]	Westpac Banking Corp.	5.618%	11/20/35	24,990	24,583
	Westpac Banking Corp.	3.020%	11/18/36	13,318	11,264
	Westpac Banking Corp.	4.421%	7/24/39	10,444	9,239
	Westpac Banking Corp.	2.963%	11/16/40	14,799	10,515
	Westpac Banking Corp.	3.133%	11/18/41	13,410	9,599
	Willis North America Inc.	4.650%	6/15/27	4,246	4,236
	Willis North America Inc.	4.500%	9/15/28	7,471	7,339
	Willis North America Inc.	2.950%	9/15/29	8,138	7,407
	Willis North America Inc.	5.350%	5/15/33	5,885	5,847
	Willis North America Inc.	5.050%	9/15/48	7,934	6,976
	Willis North America Inc.	3.875%	9/15/49	12,069	8,836
	Willis North America Inc.	5.900%	3/5/54	7,300	7,158
	Wintrust Financial Corp.	4.850%	6/6/29	3,927	3,746
	XL Group Ltd.	5.250%	12/15/43	6,865	6,347
	Zions Bancorp NA	3.250%	10/29/29	6,550	5,840
76

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Zions Bancorp NA	6.816%	11/19/35	3,330	3,361
					25,708,639
Health Care (2.9%)
	Abbott Laboratories	3.750%	11/30/26	15,035	14,855
	Abbott Laboratories	1.150%	1/30/28	10,595	9,595
	Abbott Laboratories	1.400%	6/30/30	6,432	5,434
	Abbott Laboratories	4.750%	11/30/36	16,587	16,003
	Abbott Laboratories	6.150%	11/30/37	3,680	4,000
	Abbott Laboratories	6.000%	4/1/39	4,304	4,625
	Abbott Laboratories	5.300%	5/27/40	6,584	6,602
	Abbott Laboratories	4.750%	4/15/43	4,699	4,406
	Abbott Laboratories	4.900%	11/30/46	48,323	45,009
	AbbVie Inc.	3.800%	3/15/25	25,000	24,943
	AbbVie Inc.	3.200%	5/14/26	38,619	37,941
	AbbVie Inc.	2.950%	11/21/26	51,147	49,699
	AbbVie Inc.	4.800%	3/15/27	35,305	35,507
	AbbVie Inc.	4.250%	11/14/28	22,690	22,335
	AbbVie Inc.	4.800%	3/15/29	34,447	34,414
	AbbVie Inc.	3.200%	11/21/29	87,528	81,247
	AbbVie Inc.	4.950%	3/15/31	29,589	29,564
	AbbVie Inc.	5.050%	3/15/34	41,716	41,214
	AbbVie Inc.	4.550%	3/15/35	31,373	29,472
	AbbVie Inc.	4.500%	5/14/35	36,911	34,508
	AbbVie Inc.	4.300%	5/14/36	12,753	11,634
	AbbVie Inc.	4.050%	11/21/39	57,756	49,337
	AbbVie Inc.	4.625%	10/1/42	6,067	5,360
	AbbVie Inc.	4.400%	11/6/42	26,921	23,268
	AbbVie Inc.	4.850%	6/15/44	26,133	23,643
	AbbVie Inc.	4.750%	3/15/45	8,422	7,499
	AbbVie Inc.	4.700%	5/14/45	19,232	16,986
	AbbVie Inc.	4.450%	5/14/46	25,762	21,896
	AbbVie Inc.	4.875%	11/14/48	27,021	24,235
	AbbVie Inc.	4.250%	11/21/49	85,590	69,597
	AbbVie Inc.	5.400%	3/15/54	39,960	38,439
	AbbVie Inc.	5.500%	3/15/64	33,720	32,202
	Adventist Health System	5.430%	3/1/32	4,813	4,796
	Adventist Health System	5.757%	12/1/34	5,555	5,596
	Adventist Health System	3.630%	3/1/49	5,360	3,753
	Advocate Health & Hospitals Corp.	3.829%	8/15/28	5,647	5,475
[2]	Advocate Health & Hospitals Corp.	2.211%	6/15/30	3,903	3,399
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	6,875	5,599
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	6,775	4,805
[2]	Advocate Health & Hospitals Corp.	3.008%	6/15/50	6,245	4,108
	Aetna Inc.	6.625%	6/15/36	14,080	14,772
	Aetna Inc.	6.750%	12/15/37	7,242	7,631
	Aetna Inc.	4.500%	5/15/42	7,236	5,869
	Aetna Inc.	4.750%	3/15/44	5,329	4,396
	Agilent Technologies Inc.	3.050%	9/22/26	6,574	6,393
	Agilent Technologies Inc.	2.750%	9/15/29	6,955	6,311
	Agilent Technologies Inc.	2.100%	6/4/30	8,925	7,661
	Agilent Technologies Inc.	2.300%	3/12/31	11,207	9,507
	Agilent Technologies Inc.	4.750%	9/9/34	9,900	9,425
	AHS Hospital Corp.	5.024%	7/1/45	5,654	5,267
[2]	AHS Hospital Corp.	2.780%	7/1/51	7,515	4,636
[2]	Allina Health System	3.887%	4/15/49	5,107	3,872
	Amgen Inc.	5.507%	3/2/26	20,550	20,541
	Amgen Inc.	2.600%	8/19/26	23,785	23,018
	Amgen Inc.	2.200%	2/21/27	27,231	25,823
	Amgen Inc.	3.200%	11/2/27	14,380	13,832
	Amgen Inc.	5.150%	3/2/28	27,010	27,203
	Amgen Inc.	1.650%	8/15/28	19,200	17,156
	Amgen Inc.	3.000%	2/22/29	7,496	6,968
	Amgen Inc.	4.050%	8/18/29	18,717	17,998
	Amgen Inc.	2.450%	2/21/30	19,305	17,055
	Amgen Inc.	5.250%	3/2/30	31,240	31,518
	Amgen Inc.	2.300%	2/25/31	28,815	24,537
	Amgen Inc.	2.000%	1/15/32	14,764	11,976
	Amgen Inc.	3.350%	2/22/32	12,557	11,187
	Amgen Inc.	4.200%	3/1/33	7,855	7,281
77

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Amgen Inc.	5.250%	3/2/33	77,905	77,327
	Amgen Inc.	3.150%	2/21/40	27,538	20,448
	Amgen Inc.	2.800%	8/15/41	32,386	22,483
	Amgen Inc.	4.950%	10/1/41	18,216	16,410
	Amgen Inc.	5.150%	11/15/41	11,424	10,584
	Amgen Inc.	5.600%	3/2/43	39,511	38,416
	Amgen Inc.	4.400%	5/1/45	29,757	24,610
	Amgen Inc.	4.563%	6/15/48	6,828	5,676
	Amgen Inc.	3.375%	2/21/50	15,425	10,549
	Amgen Inc.	4.663%	6/15/51	32,813	27,493
	Amgen Inc.	3.000%	1/15/52	27,706	17,470
	Amgen Inc.	4.200%	2/22/52	16,316	12,601
	Amgen Inc.	4.875%	3/1/53	8,666	7,422
	Amgen Inc.	5.650%	3/2/53	66,715	64,222
	Amgen Inc.	2.770%	9/1/53	8,226	4,778
	Amgen Inc.	4.400%	2/22/62	14,810	11,458
	Amgen Inc.	5.750%	3/2/63	33,155	31,749
[2]	Ascension Health	2.532%	11/15/29	16,709	15,014
[2]	Ascension Health	3.106%	11/15/39	11,033	8,306
	Ascension Health	3.945%	11/15/46	15,877	12,652
[2]	Ascension Health	4.847%	11/15/53	9,575	8,546
	AstraZeneca Finance LLC	1.200%	5/28/26	11,115	10,626
	AstraZeneca Finance LLC	4.800%	2/26/27	16,420	16,514
	AstraZeneca Finance LLC	4.875%	3/3/28	15,571	15,660
	AstraZeneca Finance LLC	1.750%	5/28/28	15,305	13,876
	AstraZeneca Finance LLC	4.850%	2/26/29	10,059	10,081
	AstraZeneca Finance LLC	4.900%	3/3/30	14,606	14,652
	AstraZeneca Finance LLC	4.900%	2/26/31	14,125	14,107
	AstraZeneca Finance LLC	2.250%	5/28/31	14,389	12,247
	AstraZeneca Finance LLC	4.875%	3/3/33	20,010	19,764
	AstraZeneca Finance LLC	5.000%	2/26/34	10,868	10,745
	AstraZeneca plc	0.700%	4/8/26	16,266	15,518
	AstraZeneca plc	3.125%	6/12/27	10,534	10,201
	AstraZeneca plc	4.000%	1/17/29	8,809	8,569
	AstraZeneca plc	1.375%	8/6/30	18,186	15,146
	AstraZeneca plc	6.450%	9/15/37	41,102	45,055
	AstraZeneca plc	4.000%	9/18/42	18,938	15,667
	AstraZeneca plc	4.375%	11/16/45	14,671	12,557
	AstraZeneca plc	4.375%	8/17/48	2,337	1,975
	AstraZeneca plc	2.125%	8/6/50	15,193	8,253
	AstraZeneca plc	3.000%	5/28/51	8,451	5,527
	Banner Health	2.338%	1/1/30	7,686	6,804
	Banner Health	1.897%	1/1/31	4,228	3,531
	Banner Health	2.907%	1/1/42	4,114	2,925
[2]	Banner Health	3.181%	1/1/50	4,050	2,738
	Banner Health	2.913%	1/1/51	5,245	3,337
[2]	Baptist Health South Florida Foundation Inc.	3.115%	11/15/71	3,890	2,211
[2]	Baptist Healthcare System Obligated Group	3.540%	8/15/50	7,555	5,284
	Baxalta Inc.	4.000%	6/23/25	16,555	16,497
	Baxalta Inc.	5.250%	6/23/45	6,564	6,050
	Baxter International Inc.	2.600%	8/15/26	8,262	7,983
	Baxter International Inc.	1.915%	2/1/27	23,415	22,073
	Baxter International Inc.	2.272%	12/1/28	22,354	20,150
	Baxter International Inc.	3.950%	4/1/30	11,630	10,977
	Baxter International Inc.	1.730%	4/1/31	19,479	15,815
	Baxter International Inc.	2.539%	2/1/32	22,121	18,433
	Baxter International Inc.	3.500%	8/15/46	6,056	4,182
	Baxter International Inc.	3.132%	12/1/51	11,099	6,871
[2]	BayCare Health System Inc.	3.831%	11/15/50	6,786	5,208
[2]	Baylor Scott & White Holdings	1.777%	11/15/30	5,615	4,703
	Baylor Scott & White Holdings	4.185%	11/15/45	8,099	6,750
	Baylor Scott & White Holdings	3.967%	11/15/46	2,989	2,377
[2]	Baylor Scott & White Holdings	2.839%	11/15/50	11,635	7,366
	Becton Dickinson & Co.	3.700%	6/6/27	26,649	26,000
	Becton Dickinson & Co.	4.693%	2/13/28	8,933	8,885
	Becton Dickinson & Co.	5.081%	6/7/29	5,850	5,890
	Becton Dickinson & Co.	2.823%	5/20/30	6,545	5,861
	Becton Dickinson & Co.	1.957%	2/11/31	9,712	8,081
	Becton Dickinson & Co.	4.298%	8/22/32	13,600	12,788
	Becton Dickinson & Co.	5.110%	2/8/34	1,871	1,843
78

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Becton Dickinson & Co.	4.685%	12/15/44	7,008	6,057
	Becton Dickinson & Co.	4.669%	6/6/47	25,207	21,509
	Becton Dickinson & Co.	3.794%	5/20/50	9,100	6,722
[2]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	7,320	4,511
	Biogen Inc.	2.250%	5/1/30	27,338	23,618
	Biogen Inc.	3.150%	5/1/50	32,969	20,741
	Biogen Inc.	3.250%	2/15/51	9,110	5,828
	Bio-Rad Laboratories Inc.	3.300%	3/15/27	5,436	5,264
	Bio-Rad Laboratories Inc.	3.700%	3/15/32	11,040	9,889
[2]	Bon Secours Mercy Health Inc.	4.302%	7/1/28	3,531	3,463
[2]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	5,100	4,775
[2]	Bon Secours Mercy Health Inc.	2.095%	6/1/31	4,275	3,562
[2]	Bon Secours Mercy Health Inc.	3.205%	6/1/50	4,025	2,681
	Boston Scientific Corp.	4.000%	3/1/29	1,000	965
	Boston Scientific Corp.	2.650%	6/1/30	12,891	11,508
	Boston Scientific Corp.	4.550%	3/1/39	11,273	10,304
	Boston Scientific Corp.	7.375%	1/15/40	4,685	5,486
	Boston Scientific Corp.	4.700%	3/1/49	11,639	10,240
	Bristol-Myers Squibb Co.	4.950%	2/20/26	9,788	9,837
	Bristol-Myers Squibb Co.	3.200%	6/15/26	39,266	38,569
	Bristol-Myers Squibb Co.	4.900%	2/22/27	5,090	5,133
	Bristol-Myers Squibb Co.	3.250%	2/27/27	5,044	4,917
	Bristol-Myers Squibb Co.	1.125%	11/13/27	6,145	5,596
	Bristol-Myers Squibb Co.	3.450%	11/15/27	20,282	19,707
	Bristol-Myers Squibb Co.	3.900%	2/20/28	33,506	32,798
	Bristol-Myers Squibb Co.	4.900%	2/22/29	22,572	22,685
	Bristol-Myers Squibb Co.	3.400%	7/26/29	28,141	26,531
	Bristol-Myers Squibb Co.	1.450%	11/13/30	6,822	5,646
	Bristol-Myers Squibb Co.	5.100%	2/22/31	18,025	18,138
	Bristol-Myers Squibb Co.	2.950%	3/15/32	35,051	30,540
	Bristol-Myers Squibb Co.	5.900%	11/15/33	2,178	2,285
	Bristol-Myers Squibb Co.	5.200%	2/22/34	39,026	38,910
	Bristol-Myers Squibb Co.	4.125%	6/15/39	36,550	31,495
	Bristol-Myers Squibb Co.	2.350%	11/13/40	2,380	1,575
	Bristol-Myers Squibb Co.	3.250%	8/1/42	5,766	4,218
	Bristol-Myers Squibb Co.	4.625%	5/15/44	12,275	10,815
	Bristol-Myers Squibb Co.	4.350%	11/15/47	22,704	18,686
	Bristol-Myers Squibb Co.	4.550%	2/20/48	8,105	6,883
	Bristol-Myers Squibb Co.	4.250%	10/26/49	52,224	42,234
	Bristol-Myers Squibb Co.	2.550%	11/13/50	25,201	14,539
	Bristol-Myers Squibb Co.	3.700%	3/15/52	49,737	36,085
	Bristol-Myers Squibb Co.	5.550%	2/22/54	44,800	43,565
	Bristol-Myers Squibb Co.	3.900%	3/15/62	14,320	10,240
	Bristol-Myers Squibb Co.	6.400%	11/15/63	20,932	22,376
	Bristol-Myers Squibb Co.	5.650%	2/22/64	23,574	22,671
	Cardinal Health Inc.	4.700%	11/15/26	5,250	5,242
	Cardinal Health Inc.	3.410%	6/15/27	9,609	9,312
	Cardinal Health Inc.	5.000%	11/15/29	8,750	8,696
	Cardinal Health Inc.	5.450%	2/15/34	6,795	6,759
	Cardinal Health Inc.	5.350%	11/15/34	13,755	13,459
	Cardinal Health Inc.	4.600%	3/15/43	6,575	5,557
	Cardinal Health Inc.	4.500%	11/15/44	6,727	5,523
	Cardinal Health Inc.	4.900%	9/15/45	6,302	5,447
	Cardinal Health Inc.	4.368%	6/15/47	4,330	3,455
	Cardinal Health Inc.	5.750%	11/15/54	8,470	8,101
[2]	Catholic Health Services of Long Island Obligated Group	3.368%	7/1/50	6,886	4,633
	Cencora Inc.	3.450%	12/15/27	9,437	9,131
	Cencora Inc.	4.625%	12/15/27	3,950	3,949
	Cencora Inc.	4.850%	12/15/29	3,800	3,773
	Cencora Inc.	2.800%	5/15/30	8,412	7,542
	Cencora Inc.	2.700%	3/15/31	11,477	9,955
	Cencora Inc.	5.125%	2/15/34	3,432	3,361
	Cencora Inc.	5.150%	2/15/35	4,250	4,143
	Cencora Inc.	4.250%	3/1/45	6,554	5,318
	Cencora Inc.	4.300%	12/15/47	8,679	7,003
	Centene Corp.	4.250%	12/15/27	35,516	34,377
	Centene Corp.	2.450%	7/15/28	31,259	28,164
	Centene Corp.	4.625%	12/15/29	48,341	45,695
	Centene Corp.	3.375%	2/15/30	11,195	9,971
	Centene Corp.	3.000%	10/15/30	35,309	30,457
79

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Centene Corp.	2.500%	3/1/31	38,315	31,625
	Centene Corp.	2.625%	8/1/31	8,648	7,118
	Children's Health System of Texas	2.511%	8/15/50	6,308	3,724
[2]	Children's Hospital	2.928%	7/15/50	5,250	3,287
[2]	Children's Hospital Corp.	4.115%	1/1/47	4,608	3,779
[2]	Children's Hospital Corp.	2.585%	2/1/50	3,950	2,372
	Children's Hospital Medical Center	4.268%	5/15/44	4,050	3,471
[2]	Children's Hospital of Philadelphia	2.704%	7/1/50	5,115	3,166
[2]	CHRISTUS Health	4.341%	7/1/28	6,950	6,806
[2]	Cigna Group	4.500%	2/25/26	16,970	16,928
	Cigna Group	1.250%	3/15/26	4,856	4,659
[2]	Cigna Group	3.400%	3/1/27	19,914	19,359
[2]	Cigna Group	7.875%	5/15/27	10	11
[2]	Cigna Group	3.050%	10/15/27	8,583	8,211
	Cigna Group	4.375%	10/15/28	38,884	38,101
	Cigna Group	5.000%	5/15/29	13,500	13,489
	Cigna Group	2.400%	3/15/30	20,480	17,901
	Cigna Group	2.375%	3/15/31	21,529	18,223
	Cigna Group	5.400%	3/15/33	10,705	10,683
	Cigna Group	5.250%	2/15/34	19,042	18,668
	Cigna Group	4.800%	8/15/38	28,981	26,258
	Cigna Group	3.200%	3/15/40	13,977	10,235
[2]	Cigna Group	6.125%	11/15/41	6,716	6,813
[2]	Cigna Group	4.800%	7/15/46	26,697	22,738
[2]	Cigna Group	3.875%	10/15/47	7,327	5,328
	Cigna Group	4.900%	12/15/48	29,704	25,266
	Cigna Group	3.400%	3/15/50	25,492	16,724
	Cigna Group	3.400%	3/15/51	17,389	11,327
	Cigna Group	5.600%	2/15/54	20,385	19,087
[2]	City of Hope	5.623%	11/15/43	2,925	2,782
[2]	City of Hope	4.378%	8/15/48	9,600	7,721
	Cleveland Clinic Foundation	4.858%	1/1/14	5,140	4,349
	CommonSpirit Health	6.073%	11/1/27	6,285	6,485
	CommonSpirit Health	3.347%	10/1/29	15,877	14,792
	CommonSpirit Health	2.782%	10/1/30	6,608	5,849
	CommonSpirit Health	5.205%	12/1/31	14,395	14,337
	CommonSpirit Health	5.318%	12/1/34	8,900	8,781
[2]	CommonSpirit Health	4.350%	11/1/42	9,490	7,920
	CommonSpirit Health	3.817%	10/1/49	11,450	8,485
	CommonSpirit Health	4.187%	10/1/49	12,292	9,612
	CommonSpirit Health	3.910%	10/1/50	8,654	6,379
	CommonSpirit Health	5.548%	12/1/54	7,156	6,841
[2]	Community Health Network Inc.	3.099%	5/1/50	7,780	4,951
[2]	Corewell Health Obligated Group	3.487%	7/15/49	4,967	3,548
[2]	Cottage Health Obligated Group	3.304%	11/1/49	8,150	5,691
	CVS Health Corp.	5.000%	2/20/26	370	370
	CVS Health Corp.	2.875%	6/1/26	40,029	38,866
	CVS Health Corp.	3.000%	8/15/26	9,966	9,656
	CVS Health Corp.	3.625%	4/1/27	8,073	7,829
	CVS Health Corp.	6.250%	6/1/27	3,012	3,087
	CVS Health Corp.	1.300%	8/21/27	13,322	12,069
	CVS Health Corp.	4.300%	3/25/28	50,060	48,520
	CVS Health Corp.	5.000%	1/30/29	29,045	28,646
	CVS Health Corp.	5.400%	6/1/29	5,070	5,072
	CVS Health Corp.	3.250%	8/15/29	41,095	37,401
	CVS Health Corp.	5.125%	2/21/30	16,995	16,640
	CVS Health Corp.	3.750%	4/1/30	28,626	26,238
	CVS Health Corp.	1.750%	8/21/30	19,172	15,611
	CVS Health Corp.	5.250%	1/30/31	8,526	8,328
	CVS Health Corp.	1.875%	2/28/31	23,922	19,292
	CVS Health Corp.	5.550%	6/1/31	14,493	14,392
	CVS Health Corp.	2.125%	9/15/31	13,160	10,537
	CVS Health Corp.	5.250%	2/21/33	23,516	22,510
	CVS Health Corp.	5.300%	6/1/33	17,780	17,039
	CVS Health Corp.	5.700%	6/1/34	7,982	7,842
	CVS Health Corp.	4.875%	7/20/35	16,077	14,596
	CVS Health Corp.	4.780%	3/25/38	71,290	61,569
	CVS Health Corp.	6.125%	9/15/39	8,722	8,524
	CVS Health Corp.	4.125%	4/1/40	11,220	8,775
	CVS Health Corp.	5.300%	12/5/43	8,894	7,745
80

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CVS Health Corp.	5.125%	7/20/45	45,618	38,327
	CVS Health Corp.	5.050%	3/25/48	104,386	86,063
	CVS Health Corp.	5.625%	2/21/53	16,315	14,415
	CVS Health Corp.	5.875%	6/1/53	11,425	10,467
	CVS Health Corp.	6.050%	6/1/54	13,811	12,972
	CVS Health Corp.	6.000%	6/1/63	11,495	10,478
	Danaher Corp.	4.375%	9/15/45	5,089	4,345
	Danaher Corp.	2.600%	10/1/50	7,870	4,682
	Danaher Corp.	2.800%	12/10/51	16,427	10,108
[2]	Dartmouth-Hitchcock Health	4.178%	8/1/48	4,850	3,667
	DENTSPLY SIRONA Inc.	3.250%	6/1/30	10,308	9,105
	DH Europe Finance II Sarl	2.600%	11/15/29	13,269	11,999
	DH Europe Finance II Sarl	3.250%	11/15/39	11,814	9,195
	DH Europe Finance II Sarl	3.400%	11/15/49	11,937	8,436
	Dignity Health	4.500%	11/1/42	7,005	5,864
	Dignity Health	5.267%	11/1/64	3,161	2,833
[2]	Duke University Health System Inc.	3.920%	6/1/47	7,447	5,851
	Edwards Lifesciences Corp.	4.300%	6/15/28	8,324	8,147
	Elevance Health Inc.	4.900%	2/8/26	6,281	6,276
	Elevance Health Inc.	4.500%	10/30/26	3,105	3,098
	Elevance Health Inc.	3.650%	12/1/27	22,721	22,100
	Elevance Health Inc.	4.101%	3/1/28	22,914	22,398
	Elevance Health Inc.	5.150%	6/15/29	7,760	7,804
	Elevance Health Inc.	2.875%	9/15/29	7,170	6,519
	Elevance Health Inc.	4.750%	2/15/30	5,935	5,862
	Elevance Health Inc.	2.250%	5/15/30	31,366	27,213
	Elevance Health Inc.	2.550%	3/15/31	18,272	15,676
	Elevance Health Inc.	4.950%	11/1/31	4,190	4,121
	Elevance Health Inc.	4.100%	5/15/32	3,437	3,174
	Elevance Health Inc.	5.500%	10/15/32	7,685	7,753
	Elevance Health Inc.	4.750%	2/15/33	9,914	9,496
	Elevance Health Inc.	5.375%	6/15/34	18,065	17,887
	Elevance Health Inc.	5.950%	12/15/34	3,336	3,461
	Elevance Health Inc.	5.200%	2/15/35	15,920	15,542
	Elevance Health Inc.	5.850%	1/15/36	5,028	5,072
	Elevance Health Inc.	6.375%	6/15/37	6,265	6,597
	Elevance Health Inc.	4.625%	5/15/42	11,570	9,983
	Elevance Health Inc.	4.650%	1/15/43	15,216	13,202
	Elevance Health Inc.	5.100%	1/15/44	8,977	8,144
	Elevance Health Inc.	4.650%	8/15/44	12,948	11,086
	Elevance Health Inc.	4.375%	12/1/47	23,644	18,968
	Elevance Health Inc.	4.550%	3/1/48	9,838	8,059
	Elevance Health Inc.	3.700%	9/15/49	12,580	8,931
	Elevance Health Inc.	3.125%	5/15/50	16,020	10,193
	Elevance Health Inc.	3.600%	3/15/51	10,123	7,004
	Elevance Health Inc.	4.550%	5/15/52	8,995	7,219
	Elevance Health Inc.	6.100%	10/15/52	6,877	6,951
	Elevance Health Inc.	5.125%	2/15/53	8,780	7,770
	Elevance Health Inc.	5.650%	6/15/54	13,350	12,782
	Elevance Health Inc.	4.850%	8/15/54	4,325	3,584
	Elevance Health Inc.	5.700%	2/15/55	17,890	17,226
	Elevance Health Inc.	5.850%	11/1/64	10,315	9,944
	Eli Lilly & Co.	4.500%	2/9/27	13,635	13,662
	Eli Lilly & Co.	4.150%	8/14/27	7,065	7,026
	Eli Lilly & Co.	4.500%	2/9/29	11,336	11,278
	Eli Lilly & Co.	3.375%	3/15/29	6,699	6,382
	Eli Lilly & Co.	4.200%	8/14/29	14,382	14,071
	Eli Lilly & Co.	4.700%	2/27/33	27,385	26,835
	Eli Lilly & Co.	4.700%	2/9/34	19,691	19,090
	Eli Lilly & Co.	4.600%	8/14/34	16,384	15,729
	Eli Lilly & Co.	3.950%	5/15/47	2,705	2,158
	Eli Lilly & Co.	3.950%	3/15/49	3,618	2,831
	Eli Lilly & Co.	2.250%	5/15/50	21,530	12,086
	Eli Lilly & Co.	4.875%	2/27/53	16,295	14,681
	Eli Lilly & Co.	5.000%	2/9/54	32,600	29,941
	Eli Lilly & Co.	5.050%	8/14/54	14,105	13,044
	Eli Lilly & Co.	4.150%	3/15/59	6,427	5,026
	Eli Lilly & Co.	2.500%	9/15/60	9,502	5,057
	Eli Lilly & Co.	4.950%	2/27/63	16,041	14,390
	Eli Lilly & Co.	5.100%	2/9/64	22,305	20,363
81

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Eli Lilly & Co.	5.200%	8/14/64	7,820	7,256
[2]	Franciscan Missionaries of Our Lady Health System Inc.	3.914%	7/1/49	2,700	2,059
	GE HealthCare Technologies Inc.	5.650%	11/15/27	23,205	23,780
	GE HealthCare Technologies Inc.	4.800%	8/14/29	10,000	9,904
	GE HealthCare Technologies Inc.	5.857%	3/15/30	16,130	16,706
	GE HealthCare Technologies Inc.	5.905%	11/22/32	22,645	23,541
	GE HealthCare Technologies Inc.	6.377%	11/22/52	17,680	18,993
	Gilead Sciences Inc.	3.650%	3/1/26	30,690	30,342
	Gilead Sciences Inc.	2.950%	3/1/27	14,519	14,021
	Gilead Sciences Inc.	1.200%	10/1/27	7,600	6,929
	Gilead Sciences Inc.	4.800%	11/15/29	6,465	6,452
	Gilead Sciences Inc.	5.250%	10/15/33	12,060	12,090
	Gilead Sciences Inc.	5.100%	6/15/35	3,950	3,883
	Gilead Sciences Inc.	4.600%	9/1/35	18,354	17,284
	Gilead Sciences Inc.	4.000%	9/1/36	14,994	13,216
	Gilead Sciences Inc.	2.600%	10/1/40	18,203	12,584
	Gilead Sciences Inc.	5.650%	12/1/41	14,795	14,746
	Gilead Sciences Inc.	4.800%	4/1/44	25,856	23,093
	Gilead Sciences Inc.	4.500%	2/1/45	27,363	23,419
	Gilead Sciences Inc.	4.750%	3/1/46	24,891	21,927
	Gilead Sciences Inc.	4.150%	3/1/47	22,464	17,964
	Gilead Sciences Inc.	2.800%	10/1/50	13,985	8,584
	Gilead Sciences Inc.	5.550%	10/15/53	13,430	13,199
	Gilead Sciences Inc.	5.500%	11/15/54	12,950	12,593
	Gilead Sciences Inc.	5.600%	11/15/64	10,185	9,832
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	31,407	30,623
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	6,481	6,607
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	35,965	38,953
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	5,851	4,941
	GlaxoSmithKline Capital plc	3.375%	6/1/29	12,253	11,586
[2]	Hackensack Meridian Health Inc.	2.675%	9/1/41	6,443	4,424
	Hackensack Meridian Health Inc.	4.211%	7/1/48	6,375	5,197
[2]	Hackensack Meridian Health Inc.	2.875%	9/1/50	6,610	4,143
	Hackensack Meridian Health Inc.	4.500%	7/1/57	3,946	3,257
[2]	Hartford HealthCare Corp.	3.447%	7/1/54	4,968	3,443
	HCA Inc.	5.875%	2/15/26	19,794	19,892
	HCA Inc.	5.250%	6/15/26	32,583	32,656
	HCA Inc.	5.375%	9/1/26	17,100	17,166
	HCA Inc.	4.500%	2/15/27	8,459	8,377
	HCA Inc.	3.125%	3/15/27	17,762	17,093
	HCA Inc.	5.200%	6/1/28	13,505	13,537
	HCA Inc.	5.625%	9/1/28	20,350	20,608
	HCA Inc.	5.875%	2/1/29	6,180	6,303
	HCA Inc.	3.375%	3/15/29	4,893	4,544
	HCA Inc.	4.125%	6/15/29	25,640	24,471
	HCA Inc.	3.500%	9/1/30	43,350	39,351
	HCA Inc.	5.450%	4/1/31	17,070	17,031
	HCA Inc.	2.375%	7/15/31	11,394	9,454
	HCA Inc.	3.625%	3/15/32	24,766	21,805
	HCA Inc.	5.500%	6/1/33	16,235	16,031
	HCA Inc.	5.600%	4/1/34	23,265	22,910
	HCA Inc.	5.450%	9/15/34	16,898	16,468
	HCA Inc.	5.125%	6/15/39	15,378	14,008
	HCA Inc.	4.375%	3/15/42	8,273	6,741
	HCA Inc.	5.500%	6/15/47	26,387	23,926
	HCA Inc.	5.250%	6/15/49	26,855	23,235
	HCA Inc.	3.500%	7/15/51	7,070	4,570
	HCA Inc.	4.625%	3/15/52	25,935	20,233
	HCA Inc.	5.900%	6/1/53	14,879	13,990
	HCA Inc.	6.000%	4/1/54	32,001	30,480
	HCA Inc.	5.950%	9/15/54	9,350	8,878
	HCA Inc.	6.100%	4/1/64	17,110	16,327
	Humana Inc.	1.350%	2/3/27	10,654	9,902
	Humana Inc.	3.950%	3/15/27	5,285	5,181
	Humana Inc.	5.750%	3/1/28	3,898	3,969
	Humana Inc.	5.750%	12/1/28	5,775	5,878
	Humana Inc.	3.700%	3/23/29	310	292
	Humana Inc.	3.125%	8/15/29	6,925	6,325
	Humana Inc.	4.875%	4/1/30	9,299	9,101
	Humana Inc.	5.375%	4/15/31	12,355	12,250
82

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Humana Inc.	2.150%	2/3/32	13,360	10,641
	Humana Inc.	5.875%	3/1/33	9,345	9,372
	Humana Inc.	5.950%	3/15/34	11,635	11,714
	Humana Inc.	4.625%	12/1/42	12,042	9,912
	Humana Inc.	4.950%	10/1/44	6,802	5,755
	Humana Inc.	4.800%	3/15/47	7,968	6,497
	Humana Inc.	3.950%	8/15/49	5,643	4,058
	Humana Inc.	5.500%	3/15/53	9,695	8,642
	Humana Inc.	5.750%	4/15/54	13,045	12,080
	Illumina Inc.	4.650%	9/9/26	5,190	5,175
	Illumina Inc.	5.750%	12/13/27	7,090	7,274
	Illumina Inc.	2.550%	3/23/31	6,626	5,624
	Indiana University Health Inc. Obligated Group	3.970%	11/1/48	5,525	4,364
[2]	Indiana University Health Inc. Obligated Group	2.852%	11/1/51	4,000	2,503
	Inova Health System Foundation	4.068%	5/15/52	5,178	4,101
[2]	Integris Baptist Medical Center Inc.	3.875%	8/15/50	7,750	5,583
[2]	Iowa Health System	3.665%	2/15/50	7,625	5,576
	Johns Hopkins Health System Corp.	3.837%	5/15/46	9,289	7,325
	Johnson & Johnson	2.450%	3/1/26	27,942	27,327
	Johnson & Johnson	2.950%	3/3/27	25,025	24,273
	Johnson & Johnson	0.950%	9/1/27	8,794	8,061
	Johnson & Johnson	2.900%	1/15/28	51,472	49,217
	Johnson & Johnson	4.800%	6/1/29	5,675	5,721
	Johnson & Johnson	6.950%	9/1/29	2,255	2,502
	Johnson & Johnson	1.300%	9/1/30	23,167	19,415
	Johnson & Johnson	4.950%	5/15/33	4,171	4,216
	Johnson & Johnson	4.375%	12/5/33	19,060	18,490
	Johnson & Johnson	4.950%	6/1/34	3,622	3,622
	Johnson & Johnson	3.550%	3/1/36	16,273	14,200
	Johnson & Johnson	3.625%	3/3/37	12,626	10,921
	Johnson & Johnson	5.950%	8/15/37	13,574	14,589
	Johnson & Johnson	3.400%	1/15/38	11,648	9,711
	Johnson & Johnson	2.100%	9/1/40	33,242	22,119
	Johnson & Johnson	4.500%	9/1/40	7,837	7,306
	Johnson & Johnson	4.850%	5/15/41	1,776	1,711
	Johnson & Johnson	4.500%	12/5/43	18,413	16,804
	Johnson & Johnson	3.700%	3/1/46	24,136	18,997
	Johnson & Johnson	3.750%	3/3/47	13,660	10,729
	Johnson & Johnson	3.500%	1/15/48	11,362	8,526
	Johnson & Johnson	2.250%	9/1/50	4,301	2,458
	Johnson & Johnson	5.250%	6/1/54	11,858	11,584
	Johnson & Johnson	2.450%	9/1/60	5,785	3,141
	Kaiser Foundation Hospitals	3.150%	5/1/27	11,817	11,439
[2]	Kaiser Foundation Hospitals	2.810%	6/1/41	17,133	12,115
	Kaiser Foundation Hospitals	4.875%	4/1/42	14,544	13,444
	Kaiser Foundation Hospitals	4.150%	5/1/47	24,103	19,647
[2]	Kaiser Foundation Hospitals	3.266%	11/1/49	21,881	15,134
[2]	Kaiser Foundation Hospitals	3.002%	6/1/51	12,448	8,079
	Koninklijke Philips NV	6.875%	3/11/38	4,775	5,141
	Koninklijke Philips NV	5.000%	3/15/42	11,159	10,018
	Laboratory Corp. of America Holdings	3.600%	2/1/25	1	1
	Laboratory Corp. of America Holdings	1.550%	6/1/26	5,149	4,923
	Laboratory Corp. of America Holdings	3.600%	9/1/27	3,958	3,850
	Laboratory Corp. of America Holdings	2.950%	12/1/29	10,328	9,366
	Laboratory Corp. of America Holdings	4.350%	4/1/30	5,170	4,984
	Laboratory Corp. of America Holdings	2.700%	6/1/31	5,666	4,867
	Laboratory Corp. of America Holdings	4.550%	4/1/32	7,025	6,717
	Laboratory Corp. of America Holdings	4.800%	10/1/34	10,295	9,749
	Laboratory Corp. of America Holdings	4.700%	2/1/45	17,280	14,828
[2]	Mass General Brigham Inc.	3.765%	7/1/48	3,082	2,364
[2]	Mass General Brigham Inc.	3.192%	7/1/49	7,335	5,022
[2]	Mass General Brigham Inc.	4.117%	7/1/55	2,920	2,286
[2]	Mass General Brigham Inc.	3.342%	7/1/60	9,845	6,427
[2]	Mayo Clinic	3.774%	11/15/43	6,741	5,331
[2]	Mayo Clinic	4.000%	11/15/47	3,625	2,907
[2]	Mayo Clinic	4.128%	11/15/52	4,445	3,591
[2]	Mayo Clinic	3.196%	11/15/61	6,798	4,391
	McKesson Corp.	3.950%	2/16/28	3,568	3,477
	McKesson Corp.	4.250%	9/15/29	5,550	5,425
	McKesson Corp.	5.100%	7/15/33	10,725	10,667
83

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	McLaren Health Care Corp.	4.386%	5/15/48	5,300	4,449
[2]	MedStar Health Inc.	3.626%	8/15/49	4,108	2,956
	Medtronic Inc.	4.375%	3/15/35	44,681	41,868
	Medtronic Inc.	4.625%	3/15/45	16,765	14,893
	Memorial Health Services	3.447%	11/1/49	7,300	5,184
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	7,178	6,789
[2]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	6,092	3,976
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	13,330	10,767
[2]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	7,312	5,873
	Merck & Co. Inc.	0.750%	2/24/26	11,474	11,000
	Merck & Co. Inc.	1.700%	6/10/27	26,393	24,742
	Merck & Co. Inc.	4.050%	5/17/28	6,660	6,560
	Merck & Co. Inc.	3.400%	3/7/29	25,811	24,535
	Merck & Co. Inc.	4.300%	5/17/30	8,263	8,100
	Merck & Co. Inc.	1.450%	6/24/30	11,786	9,882
	Merck & Co. Inc.	2.150%	12/10/31	26,953	22,513
	Merck & Co. Inc.	4.500%	5/17/33	20,551	19,797
	Merck & Co. Inc.	6.500%	12/1/33	12,442	13,691
	Merck & Co. Inc.	3.900%	3/7/39	12,965	10,961
	Merck & Co. Inc.	2.350%	6/24/40	18,407	12,412
	Merck & Co. Inc.	3.600%	9/15/42	9,009	6,992
	Merck & Co. Inc.	4.150%	5/18/43	11,281	9,429
	Merck & Co. Inc.	4.900%	5/17/44	10,993	10,131
	Merck & Co. Inc.	3.700%	2/10/45	28,787	22,224
	Merck & Co. Inc.	4.000%	3/7/49	17,687	13,879
	Merck & Co. Inc.	2.450%	6/24/50	6,100	3,509
	Merck & Co. Inc.	2.750%	12/10/51	30,844	18,603
	Merck & Co. Inc.	5.000%	5/17/53	17,621	16,030
	Merck & Co. Inc.	2.900%	12/10/61	36,935	21,135
	Merck & Co. Inc.	5.150%	5/17/63	13,654	12,446
[2]	Methodist Hospital	2.705%	12/1/50	7,735	4,754
[2]	Montefiore Obligated Group	5.246%	11/1/48	9,475	8,145
[2]	Mount Nittany Medical Center Obligated Group	3.799%	11/15/52	4,750	3,505
[2]	Mount Sinai Hospital	3.981%	7/1/48	4,024	2,901
[2]	Mount Sinai Hospital	3.737%	7/1/49	6,617	4,352
[2]	Mount Sinai Hospital	3.391%	7/1/50	5,100	3,055
	MultiCare Health System	2.803%	8/15/50	4,195	2,453
	Mylan Inc.	4.550%	4/15/28	9,834	9,635
	Mylan Inc.	5.400%	11/29/43	7,035	6,290
	Mylan Inc.	5.200%	4/15/48	5,975	4,936
[2]	MyMichigan Health	3.409%	6/1/50	4,900	3,417
	New York & Presbyterian Hospital	2.256%	8/1/40	5,210	3,471
	New York & Presbyterian Hospital	4.024%	8/1/45	8,677	7,090
	New York & Presbyterian Hospital	4.063%	8/1/56	7,075	5,556
	New York & Presbyterian Hospital	2.606%	8/1/60	6,437	3,551
[2]	New York & Presbyterian Hospital	3.954%	8/1/19	6,502	4,419
	Northwell Healthcare Inc.	3.979%	11/1/46	9,835	7,466
	Northwell Healthcare Inc.	4.260%	11/1/47	11,500	9,195
	Northwell Healthcare Inc.	3.809%	11/1/49	5,834	4,318
[2]	Northwestern Memorial Healthcare Obligated Group	2.633%	7/15/51	6,350	3,998
	Novant Health Inc.	2.637%	11/1/36	4,230	3,246
	Novant Health Inc.	3.168%	11/1/51	11,000	7,253
	Novant Health Inc.	3.318%	11/1/61	8,625	5,501
	Novartis Capital Corp.	2.000%	2/14/27	15,935	15,154
	Novartis Capital Corp.	3.100%	5/17/27	22,381	21,697
	Novartis Capital Corp.	3.800%	9/18/29	12,775	12,301
	Novartis Capital Corp.	2.200%	8/14/30	33,132	28,979
	Novartis Capital Corp.	4.000%	9/18/31	5,430	5,172
	Novartis Capital Corp.	4.200%	9/18/34	12,400	11,528
	Novartis Capital Corp.	3.700%	9/21/42	10,247	8,274
	Novartis Capital Corp.	4.400%	5/6/44	23,146	20,243
	Novartis Capital Corp.	4.000%	11/20/45	21,341	17,458
	Novartis Capital Corp.	2.750%	8/14/50	9,938	6,281
	Novartis Capital Corp.	4.700%	9/18/54	8,800	7,758
[2]	NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery	2.667%	10/1/50	4,730	2,850
[2]	NYU Langone Hospitals	5.750%	7/1/43	4,930	5,005
	NYU Langone Hospitals	4.784%	7/1/44	4,296	3,864
[2]	NYU Langone Hospitals	4.368%	7/1/47	7,101	6,067
[2]	NYU Langone Hospitals	3.380%	7/1/55	7,475	5,005
[2]	Ochsner LSU Health System of North Louisiana	2.510%	5/15/31	4,859	3,754
84

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	OhioHealth Corp.	2.297%	11/15/31	5,500	4,601
	OhioHealth Corp.	2.834%	11/15/41	5,000	3,515
[2]	OhioHealth Corp.	3.042%	11/15/50	5,155	3,441
	Orlando Health Obligated Group	4.089%	10/1/48	4,010	3,187
	Orlando Health Obligated Group	3.327%	10/1/50	3,520	2,450
[2]	PeaceHealth Obligated Group	4.787%	11/15/48	4,840	4,141
[2]	PeaceHealth Obligated Group	3.218%	11/15/50	7,195	4,569
	Pfizer Inc.	2.750%	6/3/26	46,098	45,021
	Pfizer Inc.	3.000%	12/15/26	20,044	19,503
	Pfizer Inc.	3.600%	9/15/28	50	48
	Pfizer Inc.	3.450%	3/15/29	39,083	37,257
	Pfizer Inc.	2.625%	4/1/30	21,330	19,131
	Pfizer Inc.	1.700%	5/28/30	17,907	15,235
	Pfizer Inc.	1.750%	8/18/31	12,765	10,507
	Pfizer Inc.	4.000%	12/15/36	7,778	6,921
	Pfizer Inc.	4.100%	9/15/38	16,897	14,735
	Pfizer Inc.	3.900%	3/15/39	22,710	19,182
	Pfizer Inc.	7.200%	3/15/39	20,451	23,879
	Pfizer Inc.	2.550%	5/28/40	17,465	12,081
	Pfizer Inc.	4.300%	6/15/43	10,481	8,917
	Pfizer Inc.	4.400%	5/15/44	10,699	9,233
	Pfizer Inc.	4.125%	12/15/46	20,884	16,774
	Pfizer Inc.	4.200%	9/15/48	14,148	11,473
	Pfizer Inc.	4.000%	3/15/49	14,482	11,335
	Pfizer Inc.	2.700%	5/28/50	15,941	9,802
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/26	43,119	43,055
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/28	54,938	54,448
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/30	39,958	39,529
	Pfizer Investment Enterprises Pte. Ltd.	4.750%	5/19/33	67,656	65,514
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/43	45,600	42,746
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/53	75,411	70,647
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/63	53,972	49,444
	Pharmacia LLC	6.600%	12/1/28	14,257	15,144
[2]	Piedmont Healthcare Inc.	2.044%	1/1/32	6,024	4,931
[2]	Piedmont Healthcare Inc.	2.719%	1/1/42	3,730	2,578
	Piedmont Healthcare Inc.	2.864%	1/1/52	5,415	3,353
	Presbyterian Healthcare Services	4.875%	8/1/52	4,405	3,979
[2]	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	5,929	5,722
[2]	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	18,729	16,756
	Providence St. Joseph Health Obligated Group	5.403%	10/1/33	9,680	9,665
[2]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	6,242	4,589
[2]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	6,625	4,988
[2]	Providence St. Joseph Health Obligated Group	2.700%	10/1/51	2,025	1,182
	Quest Diagnostics Inc.	3.450%	6/1/26	11,856	11,657
	Quest Diagnostics Inc.	4.200%	6/30/29	10,651	10,327
	Quest Diagnostics Inc.	4.625%	12/15/29	3,945	3,880
	Quest Diagnostics Inc.	2.950%	6/30/30	17,367	15,594
	Quest Diagnostics Inc.	2.800%	6/30/31	5,902	5,123
	Quest Diagnostics Inc.	5.000%	12/15/34	11,195	10,874
	Quest Diagnostics Inc.	4.700%	3/30/45	4,064	3,554
[2]	Rady Children's Hospital-San Diego	3.154%	8/15/51	3,950	2,656
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	17,236	14,346
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/50	12,263	7,201
	Revvity Inc.	1.900%	9/15/28	6,669	5,970
	Revvity Inc.	3.300%	9/15/29	11,155	10,295
	Revvity Inc.	2.550%	3/15/31	6,795	5,752
	Revvity Inc.	2.250%	9/15/31	9,225	7,602
	Revvity Inc.	3.625%	3/15/51	5,320	3,606
	Royalty Pharma plc	1.750%	9/2/27	16,544	15,240
	Royalty Pharma plc	5.150%	9/2/29	5,000	4,983
	Royalty Pharma plc	2.200%	9/2/30	18,435	15,645
	Royalty Pharma plc	2.150%	9/2/31	5,055	4,145
	Royalty Pharma plc	5.400%	9/2/34	7,219	7,026
	Royalty Pharma plc	3.300%	9/2/40	12,322	8,903
	Royalty Pharma plc	3.550%	9/2/50	14,217	9,443
	Royalty Pharma plc	3.350%	9/2/51	9,883	6,268
[2]	Rush Obligated Group	3.922%	11/15/29	4,515	4,315
	Sanofi SA	3.625%	6/19/28	12,885	12,487
[2]	Seattle Children's Hospital	2.719%	10/1/50	8,468	5,239
[2]	Sentara Health	2.927%	11/1/51	330	211
85

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Sharp HealthCare	2.680%	8/1/50	3,905	2,390
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	1,116	1,091
	Smith & Nephew plc	5.150%	3/20/27	3,798	3,823
	Smith & Nephew plc	2.032%	10/14/30	12,956	10,861
	Smith & Nephew plc	5.400%	3/20/34	10,605	10,520
[7]	Solventum Corp.	5.450%	2/25/27	15,750	15,889
[7]	Solventum Corp.	5.400%	3/1/29	6,738	6,757
[7]	Solventum Corp.	5.450%	3/13/31	22,890	22,875
[7]	Solventum Corp.	5.600%	3/23/34	19,845	19,735
[7]	Solventum Corp.	6.000%	5/15/64	3,665	3,563
[2]	SSM Health Care Corp.	3.823%	6/1/27	5,869	5,754
	SSM Health Care Corp.	4.894%	6/1/28	7,200	7,178
[2]	Stanford Health Care	3.310%	8/15/30	2,083	1,921
[2]	Stanford Health Care	3.795%	11/15/48	10,234	7,868
	Stanford Health Care	3.027%	8/15/51	5,185	3,398
	STERIS Irish FinCo Unltd. Co.	2.700%	3/15/31	7,673	6,622
	STERIS Irish FinCo Unltd. Co.	3.750%	3/15/51	13,648	9,606
	Stryker Corp.	3.500%	3/15/26	9,973	9,839
	Stryker Corp.	3.650%	3/7/28	9,157	8,843
	Stryker Corp.	4.250%	9/11/29	9,850	9,581
	Stryker Corp.	1.950%	6/15/30	8,645	7,429
	Stryker Corp.	4.625%	9/11/34	7,219	6,880
	Stryker Corp.	4.100%	4/1/43	5,688	4,660
	Stryker Corp.	4.375%	5/15/44	8,180	6,878
	Stryker Corp.	4.625%	3/15/46	11,365	9,859
	Stryker Corp.	2.900%	6/15/50	2,885	1,866
[2]	Sutter Health	3.695%	8/15/28	4,575	4,388
[2]	Sutter Health	2.294%	8/15/30	9,050	7,873
	Sutter Health	5.164%	8/15/33	5,006	4,975
[2]	Sutter Health	3.161%	8/15/40	5,250	3,929
[2]	Sutter Health	4.091%	8/15/48	4,950	3,988
[2]	Sutter Health	3.361%	8/15/50	10,040	7,030
	Sutter Health	5.547%	8/15/53	4,190	4,173
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	30,016	30,096
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	31,577	27,204
	Takeda Pharmaceutical Co. Ltd.	5.300%	7/5/34	9,500	9,412
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	18,848	13,654
	Takeda Pharmaceutical Co. Ltd.	5.650%	7/5/44	9,000	8,834
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	40,174	25,975
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	12,819	8,087
	Texas Health Resources	2.328%	11/15/50	5,154	2,924
[2]	Texas Health Resources	4.330%	11/15/55	3,906	3,207
	Thermo Fisher Scientific Inc.	4.953%	8/10/26	7,745	7,799
	Thermo Fisher Scientific Inc.	5.000%	12/5/26	10,025	10,115
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	7,925	7,126
	Thermo Fisher Scientific Inc.	5.000%	1/31/29	9,283	9,361
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	12,204	11,092
	Thermo Fisher Scientific Inc.	4.977%	8/10/30	11,839	11,920
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	29,235	24,314
	Thermo Fisher Scientific Inc.	5.086%	8/10/33	14,629	14,537
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	25,000	17,565
	Thermo Fisher Scientific Inc.	5.404%	8/10/43	8,749	8,590
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	5,153	4,922
	Thermo Fisher Scientific Inc.	4.100%	8/15/47	7,945	6,436
	Toledo Hospital	5.750%	11/15/38	6,814	6,720
[2]	Trinity Health Corp.	2.632%	12/1/40	4,145	2,873
	Trinity Health Corp.	4.125%	12/1/45	7,890	6,439
[2]	Trinity Health Corp.	3.434%	12/1/48	4,667	3,457
	UnitedHealth Group Inc.	1.250%	1/15/26	9,638	9,320
	UnitedHealth Group Inc.	3.100%	3/15/26	12,827	12,639
	UnitedHealth Group Inc.	1.150%	5/15/26	6,601	6,308
	UnitedHealth Group Inc.	4.750%	7/15/26	5,545	5,563
	UnitedHealth Group Inc.	3.450%	1/15/27	13,783	13,494
	UnitedHealth Group Inc.	3.375%	4/15/27	40,947	39,885
	UnitedHealth Group Inc.	4.600%	4/15/27	6,549	6,554
	UnitedHealth Group Inc.	3.700%	5/15/27	9,476	9,282
	UnitedHealth Group Inc.	2.950%	10/15/27	9,256	8,860
	UnitedHealth Group Inc.	5.250%	2/15/28	9,822	9,973
	UnitedHealth Group Inc.	3.850%	6/15/28	7,573	7,360
	UnitedHealth Group Inc.	3.875%	12/15/28	7,117	6,882
86

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	UnitedHealth Group Inc.	4.250%	1/15/29	16,378	16,050
	UnitedHealth Group Inc.	4.700%	4/15/29	5,855	5,828
	UnitedHealth Group Inc.	4.000%	5/15/29	6,838	6,605
	UnitedHealth Group Inc.	2.875%	8/15/29	23,058	21,193
	UnitedHealth Group Inc.	4.800%	1/15/30	13,971	13,902
	UnitedHealth Group Inc.	5.300%	2/15/30	20,874	21,205
	UnitedHealth Group Inc.	2.000%	5/15/30	11,714	10,086
	UnitedHealth Group Inc.	4.900%	4/15/31	9,823	9,769
	UnitedHealth Group Inc.	2.300%	5/15/31	27,612	23,473
	UnitedHealth Group Inc.	4.950%	1/15/32	21,624	21,358
	UnitedHealth Group Inc.	5.350%	2/15/33	38,060	38,285
	UnitedHealth Group Inc.	4.500%	4/15/33	16,600	15,745
	UnitedHealth Group Inc.	5.000%	4/15/34	17,250	16,820
	UnitedHealth Group Inc.	5.150%	7/15/34	26,511	26,132
	UnitedHealth Group Inc.	4.625%	7/15/35	22,008	20,767
	UnitedHealth Group Inc.	5.800%	3/15/36	10,030	10,325
	UnitedHealth Group Inc.	6.500%	6/15/37	7,117	7,705
	UnitedHealth Group Inc.	6.625%	11/15/37	10,924	12,002
	UnitedHealth Group Inc.	6.875%	2/15/38	16,221	18,311
	UnitedHealth Group Inc.	3.500%	8/15/39	16,449	13,031
	UnitedHealth Group Inc.	2.750%	5/15/40	13,421	9,441
	UnitedHealth Group Inc.	5.700%	10/15/40	5,503	5,505
	UnitedHealth Group Inc.	5.950%	2/15/41	8,410	8,603
	UnitedHealth Group Inc.	3.050%	5/15/41	16,129	11,651
	UnitedHealth Group Inc.	4.625%	11/15/41	10,801	9,502
	UnitedHealth Group Inc.	4.375%	3/15/42	5,695	4,850
	UnitedHealth Group Inc.	3.950%	10/15/42	12,672	10,157
	UnitedHealth Group Inc.	4.250%	3/15/43	10,001	8,420
	UnitedHealth Group Inc.	5.500%	7/15/44	19,330	18,736
	UnitedHealth Group Inc.	4.750%	7/15/45	15,235	13,418
	UnitedHealth Group Inc.	4.200%	1/15/47	20,000	16,109
	UnitedHealth Group Inc.	4.250%	4/15/47	15,340	12,406
	UnitedHealth Group Inc.	3.750%	10/15/47	10,960	8,144
	UnitedHealth Group Inc.	4.250%	6/15/48	23,178	18,577
	UnitedHealth Group Inc.	4.450%	12/15/48	6,812	5,603
	UnitedHealth Group Inc.	3.700%	8/15/49	18,899	13,738
	UnitedHealth Group Inc.	2.900%	5/15/50	16,681	10,338
	UnitedHealth Group Inc.	3.250%	5/15/51	32,867	21,634
	UnitedHealth Group Inc.	5.875%	2/15/53	32,556	32,572
	UnitedHealth Group Inc.	5.050%	4/15/53	27,809	24,861
	UnitedHealth Group Inc.	5.375%	4/15/54	23,262	21,764
	UnitedHealth Group Inc.	5.625%	7/15/54	35,425	34,403
	UnitedHealth Group Inc.	3.875%	8/15/59	11,740	8,319
	UnitedHealth Group Inc.	3.125%	5/15/60	14,577	8,662
	UnitedHealth Group Inc.	6.050%	2/15/63	29,365	29,922
	UnitedHealth Group Inc.	5.200%	4/15/63	21,643	19,394
	UnitedHealth Group Inc.	5.500%	4/15/64	13,685	12,786
	UnitedHealth Group Inc.	5.750%	7/15/64	24,485	23,766
[7]	Universal Health Services Inc.	1.650%	9/1/26	1	—
	Universal Health Services Inc.	1.650%	9/1/26	5,009	4,741
	Universal Health Services Inc.	4.625%	10/15/29	5,775	5,573
	Universal Health Services Inc.	2.650%	10/15/30	11,625	9,990
	Universal Health Services Inc.	5.050%	10/15/34	6,930	6,468
	UPMC	5.035%	5/15/33	8,726	8,586
	Utah Acquisition Sub Inc.	3.950%	6/15/26	19,851	19,552
	Utah Acquisition Sub Inc.	5.250%	6/15/46	8,254	6,921
	Viatris Inc.	2.300%	6/22/27	7,735	7,252
	Viatris Inc.	2.700%	6/22/30	12,456	10,801
	Viatris Inc.	3.850%	6/22/40	9,070	6,785
	Viatris Inc.	4.000%	6/22/50	19,053	12,973
[2]	WakeMed	3.286%	10/1/52	3,390	2,329
[2]	West Virginia United Health System Obligated Group	3.129%	6/1/50	4,346	2,751
[2]	Willis-Knighton Medical Center	4.813%	9/1/48	4,151	3,574
[2]	Willis-Knighton Medical Center	3.065%	3/1/51	8,350	5,200
	Wyeth LLC	6.500%	2/1/34	9,177	9,983
	Wyeth LLC	6.000%	2/15/36	8,305	8,748
	Wyeth LLC	5.950%	4/1/37	17,596	18,361
[2]	Yale-New Haven Health Services Corp.	2.496%	7/1/50	5,675	3,276
	Zimmer Biomet Holdings Inc.	3.050%	1/15/26	12,729	12,520
	Zimmer Biomet Holdings Inc.	5.350%	12/1/28	5,775	5,859
87

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Zimmer Biomet Holdings Inc.	2.600%	11/24/31	18,077	15,419
	Zimmer Biomet Holdings Inc.	5.200%	9/15/34	2,718	2,665
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	2,865	2,859
	Zimmer Biomet Holdings Inc.	4.450%	8/15/45	3,983	3,334
	Zoetis Inc.	3.000%	9/12/27	16,022	15,355
	Zoetis Inc.	3.900%	8/20/28	9,715	9,414
	Zoetis Inc.	2.000%	5/15/30	6,190	5,325
	Zoetis Inc.	5.600%	11/16/32	11,550	11,896
	Zoetis Inc.	4.700%	2/1/43	9,373	8,326
	Zoetis Inc.	3.950%	9/12/47	10,308	7,952
	Zoetis Inc.	4.450%	8/20/48	12,591	10,374
	Zoetis Inc.	3.000%	5/15/50	4,724	3,024
					9,953,186
Industrials (1.8%)
[2]	3M Co.	2.250%	9/19/26	15,457	14,848
	3M Co.	2.875%	10/15/27	7,384	7,064
[2]	3M Co.	3.625%	9/14/28	2,375	2,296
[2]	3M Co.	3.375%	3/1/29	15,350	14,466
	3M Co.	2.375%	8/26/29	20,471	18,363
	3M Co.	3.050%	4/15/30	5,715	5,240
[2]	3M Co.	5.700%	3/15/37	2,023	2,074
[2]	3M Co.	3.125%	9/19/46	12,980	8,884
[2]	3M Co.	3.625%	10/15/47	10,432	7,577
[2]	3M Co.	4.000%	9/14/48	8,150	6,392
	3M Co.	3.250%	8/26/49	23,111	15,643
	3M Co.	3.700%	4/15/50	1,524	1,118
	Acuity Brands Lighting Inc.	2.150%	12/15/30	6,622	5,627
	AGCO Corp.	5.450%	3/21/27	5,150	5,198
	AGCO Corp.	5.800%	3/21/34	9,120	9,164
	Allegion plc	3.500%	10/1/29	5,864	5,478
	Allegion US Holding Co. Inc.	3.550%	10/1/27	7,169	6,913
	Allegion US Holding Co. Inc.	5.411%	7/1/32	6,850	6,912
	Allegion US Holding Co. Inc.	5.600%	5/29/34	3,845	3,864
[2]	American Airlines Pass-Through Trust Class A Series 2014-1	3.700%	10/1/26	3,164	3,077
[2]	American Airlines Pass-Through Trust Class A Series 2015-1	3.375%	5/1/27	348	333
[2]	American Airlines Pass-Through Trust Class A Series 2021-1	2.875%	7/11/34	17,047	14,724
[2]	American Airlines Pass-Through Trust Class AA Series 2015-2	3.600%	9/22/27	1,424	1,375
[2]	American Airlines Pass-Through Trust Class AA Series 2016-1	3.575%	1/15/28	2,517	2,420
[2]	American Airlines Pass-Through Trust Class AA Series 2016-2	3.200%	6/15/28	6,799	6,421
[2]	American Airlines Pass-Through Trust Class AA Series 2016-3	3.000%	10/15/28	4,240	3,954
[2]	American Airlines Pass-Through Trust Class AA Series 2017-1	3.650%	2/15/29	4,572	4,351
[2]	American Airlines Pass-Through Trust Class AA Series 2017-2	3.350%	10/15/29	4,374	4,097
[2]	American Airlines Pass-Through Trust Class AA Series 2019-1	3.150%	2/15/32	7,351	6,649
	Amphenol Corp.	4.750%	3/30/26	4,763	4,763
	Amphenol Corp.	5.050%	4/5/27	10,111	10,199
	Amphenol Corp.	5.050%	4/5/29	7,000	7,031
	Amphenol Corp.	4.350%	6/1/29	6,568	6,431
	Amphenol Corp.	2.800%	2/15/30	16,848	15,237
	Amphenol Corp.	2.200%	9/15/31	9,435	7,898
	Amphenol Corp.	5.250%	4/5/34	7,780	7,808
	Amphenol Corp.	5.000%	1/15/35	12,150	11,853
	Amphenol Corp.	5.375%	11/15/54	4,600	4,373
[2]	BNSF Funding Trust I	6.613%	12/15/55	1,730	1,738
	Boeing Co.	2.750%	2/1/26	13,929	13,586
	Boeing Co.	2.196%	2/4/26	42,693	41,391
	Boeing Co.	3.100%	5/1/26	12,305	11,996
	Boeing Co.	2.250%	6/15/26	8,269	7,940
	Boeing Co.	2.700%	2/1/27	18,040	17,197
	Boeing Co.	5.040%	5/1/27	27,407	27,469
	Boeing Co.	6.259%	5/1/27	12,970	13,272
	Boeing Co.	3.250%	2/1/28	19,989	18,819
	Boeing Co.	3.250%	3/1/28	6,492	6,095
	Boeing Co.	3.200%	3/1/29	13,648	12,574
	Boeing Co.	6.298%	5/1/29	15,660	16,234
	Boeing Co.	2.950%	2/1/30	10,206	9,103
	Boeing Co.	5.150%	5/1/30	71,014	70,067
	Boeing Co.	3.625%	2/1/31	14,205	12,892
	Boeing Co.	6.388%	5/1/31	13,132	13,726
	Boeing Co.	6.125%	2/15/33	11,056	11,425
88

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Boeing Co.	3.600%	5/1/34	16,317	13,661
Boeing Co.	6.528%	5/1/34	32,837	34,385
Boeing Co.	3.250%	2/1/35	11,325	9,023
Boeing Co.	6.625%	2/15/38	8,439	8,739
Boeing Co.	3.500%	3/1/39	5,812	4,303
Boeing Co.	6.875%	3/15/39	14,608	15,370
Boeing Co.	5.875%	2/15/40	9,567	9,238
Boeing Co.	5.705%	5/1/40	21,700	20,647
Boeing Co.	3.850%	11/1/48	6,205	4,238
Boeing Co.	3.900%	5/1/49	17,508	12,139
Boeing Co.	3.750%	2/1/50	5,442	3,701
Boeing Co.	5.805%	5/1/50	72,696	67,401
Boeing Co.	6.858%	5/1/54	32,675	34,697
Boeing Co.	3.825%	3/1/59	8,970	5,797
Boeing Co.	5.930%	5/1/60	38,288	35,235
Boeing Co.	7.008%	5/1/64	32,205	34,193
Burlington Northern Santa Fe LLC	3.250%	6/15/27	5,642	5,480
Burlington Northern Santa Fe LLC	6.200%	8/15/36	4,617	4,958
Burlington Northern Santa Fe LLC	6.150%	5/1/37	7,276	7,766
Burlington Northern Santa Fe LLC	5.750%	5/1/40	11,592	11,865
Burlington Northern Santa Fe LLC	5.050%	3/1/41	9,459	8,929
Burlington Northern Santa Fe LLC	5.400%	6/1/41	18,791	18,450
Burlington Northern Santa Fe LLC	4.950%	9/15/41	8,805	8,184
Burlington Northern Santa Fe LLC	4.400%	3/15/42	11,961	10,376
Burlington Northern Santa Fe LLC	4.375%	9/1/42	9,097	7,850
Burlington Northern Santa Fe LLC	4.450%	3/15/43	18,111	15,734
Burlington Northern Santa Fe LLC	5.150%	9/1/43	7,372	7,024
Burlington Northern Santa Fe LLC	4.900%	4/1/44	18,314	16,729
Burlington Northern Santa Fe LLC	4.550%	9/1/44	10,220	8,891
Burlington Northern Santa Fe LLC	4.150%	4/1/45	19,675	16,163
Burlington Northern Santa Fe LLC	4.700%	9/1/45	10,671	9,406
Burlington Northern Santa Fe LLC	3.900%	8/1/46	16,969	13,229
Burlington Northern Santa Fe LLC	4.125%	6/15/47	16,248	13,140
Burlington Northern Santa Fe LLC	4.050%	6/15/48	7,671	6,093
Burlington Northern Santa Fe LLC	4.150%	12/15/48	14,020	11,252
Burlington Northern Santa Fe LLC	3.550%	2/15/50	16,785	12,136
Burlington Northern Santa Fe LLC	3.050%	2/15/51	8,432	5,510
Burlington Northern Santa Fe LLC	3.300%	9/15/51	15,784	10,798
Burlington Northern Santa Fe LLC	2.875%	6/15/52	8,897	5,520
Burlington Northern Santa Fe LLC	4.450%	1/15/53	5,000	4,181
Burlington Northern Santa Fe LLC	5.200%	4/15/54	17,348	16,311
Burlington Northern Santa Fe LLC	5.500%	3/15/55	17,215	16,875
Canadian National Railway Co.	2.750%	3/1/26	9,402	9,216
Canadian National Railway Co.	6.900%	7/15/28	2,175	2,322
Canadian National Railway Co.	3.850%	8/5/32	4,891	4,512
Canadian National Railway Co.	6.250%	8/1/34	3,669	3,963
Canadian National Railway Co.	6.200%	6/1/36	6,813	7,284
Canadian National Railway Co.	6.375%	11/15/37	4,893	5,326
Canadian National Railway Co.	3.200%	8/2/46	8,391	5,886
Canadian National Railway Co.	3.650%	2/3/48	6,249	4,702
Canadian National Railway Co.	2.450%	5/1/50	5,207	3,021
Canadian National Railway Co.	4.400%	8/5/52	12,532	10,452
Canadian National Railway Co.	6.125%	11/1/53	975	1,047
Canadian Pacific Railway Co.	1.750%	12/2/26	8,189	7,753
Canadian Pacific Railway Co.	4.000%	6/1/28	3,808	3,706
Canadian Pacific Railway Co.	2.875%	11/15/29	7,190	6,576
Canadian Pacific Railway Co.	2.050%	3/5/30	6,947	6,030
Canadian Pacific Railway Co.	7.125%	10/15/31	5,361	5,947
Canadian Pacific Railway Co.	2.450%	12/2/31	20,147	17,183
Canadian Pacific Railway Co.	4.800%	9/15/35	4,573	4,369
Canadian Pacific Railway Co.	5.950%	5/15/37	13,595	14,092
Canadian Pacific Railway Co.	3.000%	12/2/41	13,105	9,501
Canadian Pacific Railway Co.	4.300%	5/15/43	6,825	5,741
Canadian Pacific Railway Co.	4.800%	8/1/45	6,663	5,892
Canadian Pacific Railway Co.	4.950%	8/15/45	5,048	4,559
Canadian Pacific Railway Co.	4.700%	5/1/48	9,932	8,607
Canadian Pacific Railway Co.	3.500%	5/1/50	11,396	8,073
Canadian Pacific Railway Co.	3.100%	12/2/51	33,531	21,775
Canadian Pacific Railway Co.	6.125%	9/15/15	7,540	7,515
Carrier Global Corp.	2.493%	2/15/27	14,970	14,314
89

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Carrier Global Corp.	2.722%	2/15/30	34,026	30,432
	Carrier Global Corp.	5.900%	3/15/34	12,082	12,499
	Carrier Global Corp.	3.377%	4/5/40	29,912	23,025
	Carrier Global Corp.	3.577%	4/5/50	12,821	9,195
	Carrier Global Corp.	6.200%	3/15/54	6,537	6,907
	Caterpillar Financial Services Corp.	5.050%	2/27/26	10,440	10,510
	Caterpillar Financial Services Corp.	0.900%	3/2/26	4,978	4,779
[2]	Caterpillar Financial Services Corp.	4.350%	5/15/26	12,779	12,763
	Caterpillar Financial Services Corp.	2.400%	8/9/26	4,021	3,891
[2]	Caterpillar Financial Services Corp.	1.150%	9/14/26	5,503	5,210
	Caterpillar Financial Services Corp.	4.450%	10/16/26	8,855	8,856
[2]	Caterpillar Financial Services Corp.	1.700%	1/8/27	6,546	6,194
[2]	Caterpillar Financial Services Corp.	3.600%	8/12/27	10,370	10,143
[2]	Caterpillar Financial Services Corp.	1.100%	9/14/27	8,257	7,572
	Caterpillar Financial Services Corp.	4.400%	10/15/27	7,855	7,822
	Caterpillar Financial Services Corp.	4.600%	11/15/27	10,150	10,155
	Caterpillar Financial Services Corp.	4.850%	2/27/29	7,765	7,806
	Caterpillar Financial Services Corp.	4.700%	11/15/29	6,200	6,177
	Caterpillar Inc.	2.600%	9/19/29	10,422	9,501
	Caterpillar Inc.	2.600%	4/9/30	20,849	18,794
	Caterpillar Inc.	5.300%	9/15/35	4,719	4,816
	Caterpillar Inc.	6.050%	8/15/36	10,556	11,349
	Caterpillar Inc.	3.803%	8/15/42	24,692	19,988
	Caterpillar Inc.	4.300%	5/15/44	4,488	3,868
	Caterpillar Inc.	3.250%	9/19/49	14,361	9,983
	Caterpillar Inc.	3.250%	4/9/50	8,162	5,632
	Caterpillar Inc.	4.750%	5/15/64	6,521	5,596
	CH Robinson Worldwide Inc.	4.200%	4/15/28	8,070	7,867
	CNH Industrial Capital LLC	1.875%	1/15/26	7,633	7,399
	CNH Industrial Capital LLC	1.450%	7/15/26	4,642	4,412
	CNH Industrial Capital LLC	4.500%	10/8/27	3,000	2,970
	CNH Industrial Capital LLC	4.550%	4/10/28	6,915	6,816
	CNH Industrial Capital LLC	5.500%	1/12/29	8,423	8,542
	CNH Industrial Capital LLC	5.100%	4/20/29	12,963	12,953
[2]	CNH Industrial NV	3.850%	11/15/27	9,158	8,946
	CSX Corp.	2.600%	11/1/26	8,518	8,235
	CSX Corp.	3.250%	6/1/27	17,171	16,635
	CSX Corp.	3.800%	3/1/28	9,695	9,424
	CSX Corp.	4.250%	3/15/29	22,766	22,287
	CSX Corp.	2.400%	2/15/30	8,620	7,639
	CSX Corp.	4.100%	11/15/32	14,014	13,112
	CSX Corp.	5.200%	11/15/33	4,085	4,092
	CSX Corp.	6.000%	10/1/36	8,132	8,531
	CSX Corp.	6.150%	5/1/37	10,827	11,501
	CSX Corp.	6.220%	4/30/40	11,174	11,927
	CSX Corp.	5.500%	4/15/41	5,822	5,767
	CSX Corp.	4.750%	5/30/42	5,140	4,632
	CSX Corp.	4.400%	3/1/43	1,735	1,502
	CSX Corp.	4.100%	3/15/44	11,535	9,453
	CSX Corp.	3.800%	11/1/46	7,207	5,533
	CSX Corp.	4.300%	3/1/48	8,350	6,879
	CSX Corp.	4.750%	11/15/48	10,680	9,391
	CSX Corp.	4.500%	3/15/49	15,854	13,409
	CSX Corp.	3.350%	9/15/49	12,156	8,431
	CSX Corp.	3.800%	4/15/50	3,470	2,609
	CSX Corp.	2.500%	5/15/51	5,482	3,171
	CSX Corp.	4.500%	11/15/52	15,696	13,218
	CSX Corp.	4.500%	8/1/54	2,395	2,001
	CSX Corp.	4.900%	3/15/55	7,730	6,916
	CSX Corp.	4.250%	11/1/66	7,818	5,908
	CSX Corp.	4.650%	3/1/68	4,914	4,009
	Cummins Inc.	4.900%	2/20/29	8,705	8,760
	Cummins Inc.	1.500%	9/1/30	9,448	7,905
	Cummins Inc.	5.150%	2/20/34	7,435	7,445
	Cummins Inc.	4.875%	10/1/43	9,866	9,018
	Cummins Inc.	2.600%	9/1/50	8,592	5,098
	Cummins Inc.	5.450%	2/20/54	14,175	13,779
	Deere & Co.	5.375%	10/16/29	11,494	11,859
	Deere & Co.	3.100%	4/15/30	14,120	12,987
	Deere & Co.	3.900%	6/9/42	10,389	8,650
90

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Deere & Co.	2.875%	9/7/49	13,022	8,506
	Deere & Co.	3.750%	4/15/50	12,277	9,432
[7]	Delta Air Lines Inc.	4.750%	10/20/28	1,275	1,257
	Delta Air Lines Inc.	3.750%	10/28/29	4,082	3,815
[2]	Delta Air Lines Pass-Through Trust Class AA Series 2020-1	2.000%	6/10/28	7,772	7,155
	Dover Corp.	2.950%	11/4/29	4,247	3,869
	Dover Corp.	5.375%	10/15/35	3,525	3,534
	Dover Corp.	5.375%	3/1/41	6,219	6,015
	Eaton Corp.	3.103%	9/15/27	15,188	14,628
	Eaton Corp.	4.350%	5/18/28	390	387
	Eaton Corp.	4.000%	11/2/32	13,397	12,527
	Eaton Corp.	4.150%	11/2/42	12,975	10,932
	Eaton Corp.	3.915%	9/15/47	3,988	3,101
	Eaton Corp.	4.700%	8/23/52	11,789	10,360
	Emerson Electric Co.	0.875%	10/15/26	11,455	10,759
	Emerson Electric Co.	1.800%	10/15/27	17,042	15,839
	Emerson Electric Co.	2.000%	12/21/28	11,425	10,307
	Emerson Electric Co.	1.950%	10/15/30	10,085	8,643
	Emerson Electric Co.	2.200%	12/21/31	18,047	15,153
	Emerson Electric Co.	2.750%	10/15/50	12,697	7,888
	Emerson Electric Co.	2.800%	12/21/51	12,395	7,634
	FedEx Corp.	3.250%	4/1/26	11,892	11,684
	FedEx Corp.	3.400%	2/15/28	5,666	5,430
	FedEx Corp.	4.200%	10/17/28	520	508
	FedEx Corp.	4.250%	5/15/30	7,312	7,080
	FedEx Corp.	2.400%	5/15/31	8,187	6,984
	FedEx Corp.	4.900%	1/15/34	5,162	5,021
	FedEx Corp.	3.900%	2/1/35	13,065	11,544
	FedEx Corp.	3.250%	5/15/41	9,835	7,171
	FedEx Corp.	4.100%	4/15/43	6,420	5,092
	FedEx Corp.	5.100%	1/15/44	4,474	4,075
	FedEx Corp.	4.100%	2/1/45	7,313	5,715
	FedEx Corp.	4.750%	11/15/45	20,713	17,733
	FedEx Corp.	4.550%	4/1/46	16,566	13,774
	FedEx Corp.	4.400%	1/15/47	10,605	8,584
	FedEx Corp.	4.050%	2/15/48	15,406	11,789
	FedEx Corp.	5.250%	5/15/50	15,705	14,347
[2]	FedEx Corp. Pass-Through Trust Class AA Series 2020-1	1.875%	2/20/34	16,603	13,797
	Fortive Corp.	3.150%	6/15/26	12,339	12,059
	Fortive Corp.	4.300%	6/15/46	6,690	5,387
	GE Capital Funding LLC	4.550%	5/15/32	11,588	11,147
	General Dynamics Corp.	1.150%	6/1/26	100	96
	General Dynamics Corp.	2.125%	8/15/26	8,197	7,898
	General Dynamics Corp.	2.625%	11/15/27	14,629	13,876
	General Dynamics Corp.	3.750%	5/15/28	12,985	12,599
	General Dynamics Corp.	3.625%	4/1/30	15,461	14,594
	General Dynamics Corp.	4.250%	4/1/40	5,788	5,048
	General Dynamics Corp.	3.600%	11/15/42	2,543	1,996
[2]	General Electric Co.	5.875%	1/14/38	24,305	25,029
	General Electric Co.	4.350%	5/1/50	7,695	6,400
	HEICO Corp.	5.250%	8/1/28	4,970	5,016
	HEICO Corp.	5.350%	8/1/33	8,330	8,308
	Honeywell International Inc.	2.500%	11/1/26	25,040	24,183
	Honeywell International Inc.	1.100%	3/1/27	16,235	15,111
	Honeywell International Inc.	4.650%	7/30/27	8,325	8,354
	Honeywell International Inc.	4.950%	2/15/28	6,678	6,753
	Honeywell International Inc.	4.250%	1/15/29	9,639	9,504
	Honeywell International Inc.	2.700%	8/15/29	9,661	8,854
	Honeywell International Inc.	4.700%	2/1/30	11,100	11,044
	Honeywell International Inc.	1.950%	6/1/30	13,603	11,720
	Honeywell International Inc.	1.750%	9/1/31	22,166	18,152
	Honeywell International Inc.	4.950%	9/1/31	19,519	19,514
	Honeywell International Inc.	4.750%	2/1/32	8,450	8,305
	Honeywell International Inc.	5.000%	2/15/33	24,335	24,196
	Honeywell International Inc.	4.500%	1/15/34	12,995	12,391
	Honeywell International Inc.	5.000%	3/1/35	22,360	21,885
	Honeywell International Inc.	5.700%	3/15/36	5,804	6,009
	Honeywell International Inc.	5.700%	3/15/37	7,550	7,749
	Honeywell International Inc.	5.375%	3/1/41	9,299	9,189
	Honeywell International Inc.	3.812%	11/21/47	5,031	3,854
91

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Honeywell International Inc.	5.250%	3/1/54	23,237	21,772
	Honeywell International Inc.	5.350%	3/1/64	9,087	8,487
	Howmet Aerospace Inc.	4.850%	10/15/31	10,315	10,123
	Howmet Aerospace Inc.	5.950%	2/1/37	8,575	8,875
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	12,521	12,022
	Huntington Ingalls Industries Inc.	2.043%	8/16/28	8,464	7,602
	Huntington Ingalls Industries Inc.	5.353%	1/15/30	2,075	2,078
	Huntington Ingalls Industries Inc.	4.200%	5/1/30	9,806	9,287
	Huntington Ingalls Industries Inc.	5.749%	1/15/35	37,060	36,914
	IDEX Corp.	4.950%	9/1/29	6,660	6,630
	IDEX Corp.	3.000%	5/1/30	6,590	5,962
	Illinois Tool Works Inc.	2.650%	11/15/26	18,861	18,313
	Illinois Tool Works Inc.	4.875%	9/15/41	8,347	7,799
	Illinois Tool Works Inc.	3.900%	9/1/42	18,070	14,729
	Ingersoll Rand Inc.	5.197%	6/15/27	10,325	10,442
	Ingersoll Rand Inc.	5.400%	8/14/28	4,330	4,400
	Ingersoll Rand Inc.	5.176%	6/15/29	9,680	9,764
	Ingersoll Rand Inc.	5.314%	6/15/31	6,695	6,764
	Ingersoll Rand Inc.	5.700%	8/14/33	13,103	13,395
	Ingersoll Rand Inc.	5.450%	6/15/34	9,660	9,707
	Ingersoll Rand Inc.	5.700%	6/15/54	8,110	7,946
	Jacobs Engineering Group Inc.	6.350%	8/18/28	7,935	8,253
	Jacobs Engineering Group Inc.	5.900%	3/1/33	6,037	6,114
	JB Hunt Transport Services Inc.	3.875%	3/1/26	9,318	9,223
[2]	JetBlue Pass-Through Trust Class A Series 2020-1	4.000%	11/15/32	6,320	5,940
[2]	JetBlue Pass-Through Trust Class AA Series 2019-1	2.750%	5/15/32	8,383	7,276
[2]	John Deere Capital Corp.	4.800%	1/9/26	4,700	4,714
[2]	John Deere Capital Corp.	0.700%	1/15/26	4,719	4,537
[2]	John Deere Capital Corp.	5.050%	3/3/26	7,973	8,030
[2]	John Deere Capital Corp.	4.950%	3/6/26	14,490	14,562
[2]	John Deere Capital Corp.	4.750%	6/8/26	8,145	8,179
[2]	John Deere Capital Corp.	2.650%	6/10/26	8,785	8,565
[2]	John Deere Capital Corp.	1.050%	6/17/26	8,733	8,314
[2]	John Deere Capital Corp.	5.150%	9/8/26	5,710	5,782
[2]	John Deere Capital Corp.	2.250%	9/14/26	25,705	24,774
[2]	John Deere Capital Corp.	1.700%	1/11/27	12,810	12,115
[2]	John Deere Capital Corp.	4.850%	3/5/27	14,055	14,144
[2]	John Deere Capital Corp.	1.750%	3/9/27	7,716	7,267
[2]	John Deere Capital Corp.	4.900%	6/11/27	7,722	7,778
[2]	John Deere Capital Corp.	2.800%	9/8/27	13,359	12,794
[2]	John Deere Capital Corp.	4.150%	9/15/27	16,027	15,867
[2]	John Deere Capital Corp.	3.050%	1/6/28	16,846	16,173
[2]	John Deere Capital Corp.	4.750%	1/20/28	6,077	6,107
[2]	John Deere Capital Corp.	4.900%	3/3/28	13,468	13,571
[2]	John Deere Capital Corp.	4.950%	7/14/28	25,441	25,678
	John Deere Capital Corp.	4.500%	1/16/29	6,642	6,582
[2]	John Deere Capital Corp.	3.450%	3/7/29	6,930	6,598
[2]	John Deere Capital Corp.	4.850%	6/11/29	6,997	7,020
[2]	John Deere Capital Corp.	2.800%	7/18/29	13,118	12,088
[2]	John Deere Capital Corp.	4.850%	10/11/29	4,153	4,180
[2]	John Deere Capital Corp.	2.450%	1/9/30	12,737	11,446
[2]	John Deere Capital Corp.	4.700%	6/10/30	14,966	14,914
	John Deere Capital Corp.	1.450%	1/15/31	6,243	5,147
[2]	John Deere Capital Corp.	4.900%	3/7/31	18,340	18,313
	John Deere Capital Corp.	4.400%	9/8/31	5,680	5,501
[2]	John Deere Capital Corp.	4.350%	9/15/32	10,110	9,688
[2]	John Deere Capital Corp.	5.150%	9/8/33	13,751	13,779
[2]	John Deere Capital Corp.	5.100%	4/11/34	15,240	15,220
[2]	John Deere Capital Corp.	5.050%	6/12/34	15,150	15,064
[2]	Johnson Controls International plc	3.900%	2/14/26	5,364	5,313
	Johnson Controls International plc	5.500%	4/19/29	8,788	8,945
	Johnson Controls International plc	1.750%	9/15/30	8,807	7,374
	Johnson Controls International plc	2.000%	9/16/31	4,861	4,011
	Johnson Controls International plc	4.900%	12/1/32	8,075	7,869
[2]	Johnson Controls International plc	6.000%	1/15/36	3,083	3,206
[2]	Johnson Controls International plc	4.625%	7/2/44	11,047	9,496
	Johnson Controls International plc	4.500%	2/15/47	10,411	8,623
[2]	Johnson Controls International plc	4.950%	7/2/64	5,672	4,788
	Kennametal Inc.	4.625%	6/15/28	8,800	8,678
	Keysight Technologies Inc.	4.600%	4/6/27	10,261	10,212
92

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Keysight Technologies Inc.	3.000%	10/30/29	8,485	7,737
	Keysight Technologies Inc.	4.950%	10/15/34	2,395	2,303
	Kirby Corp.	4.200%	3/1/28	14,251	13,792
	L3Harris Technologies Inc.	3.850%	12/15/26	9,632	9,478
	L3Harris Technologies Inc.	5.400%	1/15/27	17,122	17,326
	L3Harris Technologies Inc.	4.400%	6/15/28	3,894	3,827
[2]	L3Harris Technologies Inc.	4.400%	6/15/28	21,209	20,836
	L3Harris Technologies Inc.	5.050%	6/1/29	9,815	9,815
	L3Harris Technologies Inc.	2.900%	12/15/29	8,901	8,052
	L3Harris Technologies Inc.	1.800%	1/15/31	7,531	6,208
	L3Harris Technologies Inc.	5.250%	6/1/31	9,860	9,870
	L3Harris Technologies Inc.	5.400%	7/31/33	22,655	22,591
	L3Harris Technologies Inc.	5.350%	6/1/34	11,450	11,422
	L3Harris Technologies Inc.	4.854%	4/27/35	14,456	13,759
	L3Harris Technologies Inc.	5.054%	4/27/45	9,517	8,704
	L3Harris Technologies Inc.	5.600%	7/31/53	7,575	7,337
	Lennox International Inc.	1.700%	8/1/27	5,850	5,396
	Lennox International Inc.	5.500%	9/15/28	6,455	6,558
	LKQ Corp.	5.750%	6/15/28	10,111	10,280
	LKQ Corp.	6.250%	6/15/33	8,433	8,694
	Lockheed Martin Corp.	3.550%	1/15/26	19,197	19,004
	Lockheed Martin Corp.	5.100%	11/15/27	17,683	17,962
	Lockheed Martin Corp.	4.450%	5/15/28	7,487	7,432
	Lockheed Martin Corp.	4.500%	2/15/29	5,857	5,792
	Lockheed Martin Corp.	1.850%	6/15/30	2,341	2,003
	Lockheed Martin Corp.	4.700%	12/15/31	5,000	4,922
	Lockheed Martin Corp.	3.900%	6/15/32	12,265	11,393
	Lockheed Martin Corp.	4.750%	2/15/34	13,030	12,635
	Lockheed Martin Corp.	3.600%	3/1/35	12,429	10,902
	Lockheed Martin Corp.	4.500%	5/15/36	11,363	10,658
[2]	Lockheed Martin Corp.	6.150%	9/1/36	10,585	11,418
	Lockheed Martin Corp.	4.070%	12/15/42	8,705	7,240
	Lockheed Martin Corp.	3.800%	3/1/45	12,349	9,732
	Lockheed Martin Corp.	4.700%	5/15/46	23,356	20,820
	Lockheed Martin Corp.	4.090%	9/15/52	22,563	17,853
	Lockheed Martin Corp.	4.150%	6/15/53	14,355	11,455
	Lockheed Martin Corp.	5.700%	11/15/54	14,095	14,341
	Lockheed Martin Corp.	5.200%	2/15/55	16,312	15,370
	Lockheed Martin Corp.	4.300%	6/15/62	6,649	5,264
	Lockheed Martin Corp.	5.900%	11/15/63	20,176	20,953
	Lockheed Martin Corp.	5.200%	2/15/64	2,845	2,631
	MasTec Inc.	5.900%	6/15/29	7,590	7,717
[7]	Mileage Plus Holdings LLC	6.500%	6/20/27	8,500	8,555
[2]	Nature Conservancy	3.957%	3/1/52	5,010	4,015
	Norfolk Southern Corp.	2.900%	6/15/26	8,111	7,923
	Norfolk Southern Corp.	7.800%	5/15/27	4,005	4,286
	Norfolk Southern Corp.	3.150%	6/1/27	11,083	10,719
	Norfolk Southern Corp.	3.800%	8/1/28	12,280	11,896
	Norfolk Southern Corp.	2.550%	11/1/29	15,111	13,619
	Norfolk Southern Corp.	5.050%	8/1/30	18,945	19,126
	Norfolk Southern Corp.	2.300%	5/15/31	6,695	5,727
	Norfolk Southern Corp.	3.000%	3/15/32	2,769	2,416
	Norfolk Southern Corp.	5.550%	3/15/34	6,076	6,196
	Norfolk Southern Corp.	4.837%	10/1/41	16,151	14,710
	Norfolk Southern Corp.	3.950%	10/1/42	4,224	3,395
	Norfolk Southern Corp.	4.450%	6/15/45	8,763	7,418
	Norfolk Southern Corp.	4.650%	1/15/46	7,393	6,409
	Norfolk Southern Corp.	3.942%	11/1/47	5,583	4,287
	Norfolk Southern Corp.	4.150%	2/28/48	2,936	2,338
	Norfolk Southern Corp.	4.100%	5/15/49	6,460	5,062
	Norfolk Southern Corp.	3.400%	11/1/49	5,225	3,612
	Norfolk Southern Corp.	3.050%	5/15/50	12,911	8,339
	Norfolk Southern Corp.	4.050%	8/15/52	8,809	6,760
	Norfolk Southern Corp.	3.700%	3/15/53	523	374
	Norfolk Southern Corp.	4.550%	6/1/53	8,825	7,390
	Norfolk Southern Corp.	5.350%	8/1/54	13,040	12,405
	Norfolk Southern Corp.	3.155%	5/15/55	24,209	15,268
	Norfolk Southern Corp.	5.950%	3/15/64	17,320	17,753
	Norfolk Southern Corp.	4.100%	5/15/21	9,534	6,580
	Northrop Grumman Corp.	3.200%	2/1/27	4,109	3,992
93

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Northrop Grumman Corp.	3.250%	1/15/28	40,423	38,622
	Northrop Grumman Corp.	4.600%	2/1/29	8,191	8,123
	Northrop Grumman Corp.	4.400%	5/1/30	19,283	18,762
	Northrop Grumman Corp.	4.700%	3/15/33	9,360	9,073
	Northrop Grumman Corp.	4.900%	6/1/34	6,450	6,287
	Northrop Grumman Corp.	5.150%	5/1/40	27,584	26,346
	Northrop Grumman Corp.	4.750%	6/1/43	18,718	16,779
	Northrop Grumman Corp.	3.850%	4/15/45	7,365	5,752
	Northrop Grumman Corp.	4.030%	10/15/47	34,816	27,376
	Northrop Grumman Corp.	5.250%	5/1/50	4,359	4,077
	Northrop Grumman Corp.	4.950%	3/15/53	14,795	13,205
	Northrop Grumman Corp.	5.200%	6/1/54	3,305	3,066
	nVent Finance Sarl	4.550%	4/15/28	6,686	6,617
	nVent Finance Sarl	5.650%	5/15/33	6,485	6,478
	Oshkosh Corp.	4.600%	5/15/28	9,000	8,882
	Oshkosh Corp.	3.100%	3/1/30	4,333	3,969
	Otis Worldwide Corp.	2.293%	4/5/27	8,795	8,336
	Otis Worldwide Corp.	5.250%	8/16/28	10,035	10,155
	Otis Worldwide Corp.	2.565%	2/15/30	23,979	21,306
	Otis Worldwide Corp.	5.125%	11/19/31	2,200	2,201
	Otis Worldwide Corp.	3.112%	2/15/40	10,636	7,940
	Otis Worldwide Corp.	3.362%	2/15/50	6,655	4,560
[2]	PACCAR Financial Corp.	4.450%	3/30/26	5,241	5,237
[2]	PACCAR Financial Corp.	5.050%	8/10/26	4,214	4,249
[2]	PACCAR Financial Corp.	4.500%	11/25/26	9,775	9,782
	PACCAR Financial Corp.	5.000%	5/13/27	9,295	9,397
	PACCAR Financial Corp.	4.450%	8/6/27	10,340	10,330
[2]	PACCAR Financial Corp.	4.950%	8/10/28	3,900	3,930
[2]	PACCAR Financial Corp.	4.600%	1/31/29	9,215	9,182
	PACCAR Financial Corp.	4.000%	9/26/29	10,150	9,826
[2]	PACCAR Financial Corp.	5.000%	3/22/34	6,670	6,695
	Parker-Hannifin Corp.	3.250%	3/1/27	20,524	19,936
	Parker-Hannifin Corp.	3.250%	6/14/29	13,766	12,879
	Parker-Hannifin Corp.	4.500%	9/15/29	14,835	14,628
[2]	Parker-Hannifin Corp.	4.200%	11/21/34	9,293	8,584
[2]	Parker-Hannifin Corp.	6.250%	5/15/38	6,240	6,654
[2]	Parker-Hannifin Corp.	4.450%	11/21/44	9,202	7,872
	Parker-Hannifin Corp.	4.100%	3/1/47	9,087	7,279
	Parker-Hannifin Corp.	4.000%	6/14/49	10,646	8,304
	Pentair Finance Sarl	4.500%	7/1/29	5,371	5,222
	Precision Castparts Corp.	3.900%	1/15/43	6,710	5,393
	Precision Castparts Corp.	4.375%	6/15/45	4,777	4,053
	Regal Rexnord Corp.	6.050%	2/15/26	14,630	14,762
	Regal Rexnord Corp.	6.050%	4/15/28	16,995	17,293
[2]	Regal Rexnord Corp.	6.300%	2/15/30	15,680	16,123
	Regal Rexnord Corp.	6.400%	4/15/33	16,450	16,981
	Republic Services Inc.	2.900%	7/1/26	8,117	7,934
	Republic Services Inc.	3.375%	11/15/27	3,581	3,463
	Republic Services Inc.	3.950%	5/15/28	5,957	5,802
	Republic Services Inc.	4.875%	4/1/29	3,085	3,078
	Republic Services Inc.	5.000%	11/15/29	7,600	7,635
	Republic Services Inc.	2.300%	3/1/30	10,737	9,440
	Republic Services Inc.	1.450%	2/15/31	8,740	7,089
	Republic Services Inc.	1.750%	2/15/32	7,395	5,941
	Republic Services Inc.	5.000%	4/1/34	19,944	19,456
	Republic Services Inc.	6.200%	3/1/40	5,888	6,247
	Republic Services Inc.	5.700%	5/15/41	9,157	9,129
	Republic Services Inc.	3.050%	3/1/50	4,263	2,868
	Rockwell Automation Inc.	3.500%	3/1/29	8,786	8,341
	Rockwell Automation Inc.	1.750%	8/15/31	4,078	3,338
	Rockwell Automation Inc.	4.200%	3/1/49	8,975	7,383
	Rockwell Automation Inc.	2.800%	8/15/61	6,115	3,428
	RTX Corp.	5.000%	2/27/26	3,609	3,625
	RTX Corp.	2.650%	11/1/26	4,710	4,555
	RTX Corp.	3.500%	3/15/27	15,546	15,154
	RTX Corp.	3.125%	5/4/27	14,591	14,078
	RTX Corp.	7.200%	8/15/27	4,950	5,258
	RTX Corp.	4.125%	11/16/28	53,317	51,915
	RTX Corp.	5.750%	1/15/29	3,600	3,716
	RTX Corp.	2.250%	7/1/30	10,658	9,260
94

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	RTX Corp.	6.000%	3/15/31	5,000	5,244
	RTX Corp.	1.900%	9/1/31	17,279	14,126
	RTX Corp.	2.375%	3/15/32	14,858	12,334
	RTX Corp.	5.150%	2/27/33	16,908	16,746
	RTX Corp.	6.100%	3/15/34	25,481	26,816
	RTX Corp.	5.400%	5/1/35	11,570	11,588
	RTX Corp.	6.050%	6/1/36	16,333	17,041
	RTX Corp.	6.125%	7/15/38	7,648	8,009
	RTX Corp.	4.450%	11/16/38	12,420	11,050
	RTX Corp.	4.700%	12/15/41	9,111	8,049
	RTX Corp.	4.500%	6/1/42	39,482	34,171
	RTX Corp.	4.800%	12/15/43	14,868	13,166
	RTX Corp.	4.150%	5/15/45	14,919	12,038
	RTX Corp.	3.750%	11/1/46	14,714	11,088
	RTX Corp.	4.350%	4/15/47	18,538	15,188
	RTX Corp.	4.050%	5/4/47	7,929	6,223
	RTX Corp.	4.625%	11/16/48	5,357	4,550
	RTX Corp.	3.125%	7/1/50	9,282	6,066
	RTX Corp.	2.820%	9/1/51	13,608	8,237
	RTX Corp.	3.030%	3/15/52	14,644	9,232
	RTX Corp.	5.375%	2/27/53	21,985	20,803
	RTX Corp.	6.400%	3/15/54	15,230	16,525
[2]	Ryder System Inc.	1.750%	9/1/26	3,854	3,664
[2]	Ryder System Inc.	2.900%	12/1/26	6,858	6,616
[2]	Ryder System Inc.	2.850%	3/1/27	3,268	3,132
[2]	Ryder System Inc.	5.300%	3/15/27	4,535	4,580
[2]	Ryder System Inc.	5.650%	3/1/28	9,827	10,046
[2]	Ryder System Inc.	5.250%	6/1/28	9,968	10,063
	Ryder System Inc.	6.300%	12/1/28	5,495	5,755
[2]	Ryder System Inc.	5.375%	3/15/29	13,400	13,557
[2]	Ryder System Inc.	5.500%	6/1/29	3,875	3,941
[2]	Ryder System Inc.	4.950%	9/1/29	2,810	2,799
[2]	Ryder System Inc.	4.900%	12/1/29	14,395	14,266
	Ryder System Inc.	6.600%	12/1/33	11,405	12,325
	Southwest Airlines Co.	3.000%	11/15/26	8,196	7,921
	Southwest Airlines Co.	5.125%	6/15/27	34,552	34,728
	Southwest Airlines Co.	3.450%	11/16/27	3,563	3,425
	Southwest Airlines Co.	2.625%	2/10/30	6,661	5,893
	Teledyne Technologies Inc.	1.600%	4/1/26	1,147	1,102
	Teledyne Technologies Inc.	2.250%	4/1/28	4,372	4,021
	Teledyne Technologies Inc.	2.750%	4/1/31	17,928	15,585
	Textron Inc.	4.000%	3/15/26	7,033	6,966
	Textron Inc.	3.650%	3/15/27	12,596	12,260
	Textron Inc.	3.375%	3/1/28	9,679	9,210
	Textron Inc.	3.900%	9/17/29	4,700	4,465
	Textron Inc.	2.450%	3/15/31	4,196	3,570
	Textron Inc.	6.100%	11/15/33	4,905	5,110
	Timken Co.	4.500%	12/15/28	10,620	10,416
	Timken Co.	4.125%	4/1/32	4,607	4,223
	Trane Technologies Financing Ltd.	3.500%	3/21/26	4,748	4,680
	Trane Technologies Financing Ltd.	3.800%	3/21/29	12,169	11,664
	Trane Technologies Financing Ltd.	5.250%	3/3/33	6,740	6,758
	Trane Technologies Financing Ltd.	5.100%	6/13/34	3,565	3,523
	Trane Technologies Financing Ltd.	4.650%	11/1/44	3,983	3,497
	Trane Technologies Financing Ltd.	4.500%	3/21/49	5,052	4,343
	Trane Technologies Global Holding Co. Ltd.	3.750%	8/21/28	9,573	9,235
	Trane Technologies Global Holding Co. Ltd.	5.750%	6/15/43	6,850	6,896
	Trimble Inc.	4.900%	6/15/28	9,288	9,278
	Triton Container International Ltd.	3.250%	3/15/32	8,355	7,088
	Tyco Electronics Group SA	4.500%	2/13/26	8,286	8,285
	Tyco Electronics Group SA	3.700%	2/15/26	2,948	2,917
	Tyco Electronics Group SA	3.125%	8/15/27	15,617	15,019
	Tyco Electronics Group SA	2.500%	2/4/32	8,465	7,180
	Tyco Electronics Group SA	7.125%	10/1/37	9,330	10,606
	Union Pacific Corp.	2.750%	3/1/26	17,714	17,345
	Union Pacific Corp.	2.150%	2/5/27	10,591	10,097
	Union Pacific Corp.	3.000%	4/15/27	2,359	2,281
	Union Pacific Corp.	3.950%	9/10/28	6,346	6,176
	Union Pacific Corp.	3.700%	3/1/29	5,786	5,554
	Union Pacific Corp.	2.400%	2/5/30	4,261	3,783
95

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Union Pacific Corp.	2.375%	5/20/31	326	282
	Union Pacific Corp.	2.800%	2/14/32	5,152	4,468
	Union Pacific Corp.	3.375%	2/1/35	11,175	9,682
	Union Pacific Corp.	2.891%	4/6/36	3,892	3,139
	Union Pacific Corp.	3.600%	9/15/37	4,037	3,377
	Union Pacific Corp.	3.200%	5/20/41	21,206	15,878
	Union Pacific Corp.	4.050%	11/15/45	4,399	3,536
	Union Pacific Corp.	4.050%	3/1/46	4,763	3,799
	Union Pacific Corp.	3.350%	8/15/46	7,644	5,436
	Union Pacific Corp.	4.000%	4/15/47	820	644
	Union Pacific Corp.	3.250%	2/5/50	20,407	13,907
	Union Pacific Corp.	3.799%	10/1/51	2,884	2,148
	Union Pacific Corp.	2.950%	3/10/52	19,188	12,109
	Union Pacific Corp.	4.950%	9/9/52	5,035	4,601
	Union Pacific Corp.	3.500%	2/14/53	23,135	16,280
	Union Pacific Corp.	4.950%	5/15/53	680	619
	Union Pacific Corp.	3.950%	8/15/59	6,073	4,417
	Union Pacific Corp.	3.839%	3/20/60	24,049	17,181
	Union Pacific Corp.	3.550%	5/20/61	7,529	5,021
	Union Pacific Corp.	2.973%	9/16/62	14,015	8,059
	Union Pacific Corp.	4.100%	9/15/67	6,465	4,702
	Union Pacific Corp.	3.750%	2/5/70	9,015	6,022
	Union Pacific Corp.	3.799%	4/6/71	25,184	17,046
	Union Pacific Corp.	3.850%	2/14/72	6,254	4,316
[2]	United Airlines Pass-Through Trust Class A Series 2014-1	4.000%	4/11/26	3,225	3,187
[2]	United Airlines Pass-Through Trust Class A Series 2014-2	3.750%	9/3/26	1,611	1,579
[2]	United Airlines Pass-Through Trust Class A Series 2016-1	3.450%	7/7/28	2,182	2,047
[2]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	18,357	18,747
[2]	United Airlines Pass-Through Trust Class A Series 2023-1	5.800%	1/15/36	19,910	20,304
[2]	United Airlines Pass-Through Trust Class A Series 2024-1	5.875%	2/15/37	6,390	6,502
[2]	United Airlines Pass-Through Trust Class AA Series 2015-1	3.450%	12/1/27	2,724	2,611
[2]	United Airlines Pass-Through Trust Class AA Series 2016-1	3.100%	7/7/28	20,026	18,981
[2]	United Airlines Pass-Through Trust Class AA Series 2016-2	2.875%	10/7/28	4,483	4,187
[2]	United Airlines Pass-Through Trust Class AA Series 2019-1	4.150%	8/25/31	6,198	5,915
[2]	United Airlines Pass-Through Trust Class AA Series 2019-2	2.700%	5/1/32	6,154	5,437
[2]	United Airlines Pass-Through Trust Class AA Series 2024-1	5.450%	2/15/37	15,445	15,467
[2]	United Airlines Pass-Through Trust Class B Series 2020-1	4.875%	1/15/26	4,316	4,309
	United Parcel Service Inc.	2.400%	11/15/26	9,011	8,686
	United Parcel Service Inc.	3.050%	11/15/27	12,621	12,134
	United Parcel Service Inc.	3.400%	3/15/29	12,502	11,877
	United Parcel Service Inc.	2.500%	9/1/29	7,805	7,082
	United Parcel Service Inc.	4.450%	4/1/30	6,042	5,969
	United Parcel Service Inc.	4.875%	3/3/33	14,795	14,624
	United Parcel Service Inc.	5.150%	5/22/34	9,700	9,676
	United Parcel Service Inc.	6.200%	1/15/38	13,426	14,370
	United Parcel Service Inc.	5.200%	4/1/40	6,519	6,348
	United Parcel Service Inc.	4.875%	11/15/40	8,801	8,189
	United Parcel Service Inc.	3.625%	10/1/42	12,965	10,059
	United Parcel Service Inc.	3.400%	11/15/46	2,015	1,456
	United Parcel Service Inc.	3.750%	11/15/47	14,415	10,902
	United Parcel Service Inc.	4.250%	3/15/49	16,326	13,272
	United Parcel Service Inc.	3.400%	9/1/49	6,124	4,309
	United Parcel Service Inc.	5.300%	4/1/50	10,685	10,219
	United Parcel Service Inc.	5.050%	3/3/53	12,630	11,551
	United Parcel Service Inc.	5.500%	5/22/54	2,170	2,115
	United Parcel Service Inc.	5.600%	5/22/64	9,975	9,660
	Valmont Industries Inc.	5.000%	10/1/44	7,120	6,414
	Valmont Industries Inc.	5.250%	10/1/54	5,145	4,714
	Veralto Corp.	5.500%	9/18/26	9,220	9,328
	Veralto Corp.	5.350%	9/18/28	9,025	9,139
	Veralto Corp.	5.450%	9/18/33	9,200	9,230
	Vontier Corp.	1.800%	4/1/26	6,886	6,608
	Vontier Corp.	2.400%	4/1/28	7,230	6,560
	Vontier Corp.	2.950%	4/1/31	8,048	6,905
	Waste Connections Inc.	4.250%	12/1/28	5,741	5,618
	Waste Connections Inc.	3.500%	5/1/29	9,926	9,384
	Waste Connections Inc.	2.600%	2/1/30	10,277	9,189
	Waste Connections Inc.	2.200%	1/15/32	15,704	12,944
	Waste Connections Inc.	4.200%	1/15/33	10,192	9,465
	Waste Connections Inc.	5.000%	3/1/34	9,500	9,267
96

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Waste Connections Inc.	3.050%	4/1/50	16,120	10,383
	Waste Connections Inc.	2.950%	1/15/52	10,005	6,227
	Waste Management Inc.	4.950%	7/3/27	7,680	7,756
	Waste Management Inc.	3.150%	11/15/27	18,405	17,701
	Waste Management Inc.	4.500%	3/15/28	11,915	11,847
	Waste Management Inc.	4.875%	2/15/29	15,260	15,321
	Waste Management Inc.	2.000%	6/1/29	4,971	4,419
	Waste Management Inc.	4.650%	3/15/30	19,250	19,006
	Waste Management Inc.	1.500%	3/15/31	18,210	14,811
	Waste Management Inc.	4.950%	7/3/31	7,420	7,426
	Waste Management Inc.	4.800%	3/15/32	13,200	12,969
	Waste Management Inc.	4.625%	2/15/33	8,987	8,730
	Waste Management Inc.	4.875%	2/15/34	17,928	17,574
	Waste Management Inc.	4.950%	3/15/35	19,575	19,035
	Waste Management Inc.	2.950%	6/1/41	10,067	7,292
	Waste Management Inc.	2.500%	11/15/50	10,348	6,006
	Waste Management Inc.	5.350%	10/15/54	11,750	11,268
	Westinghouse Air Brake Technologies Corp.	3.450%	11/15/26	12,199	11,895
	Westinghouse Air Brake Technologies Corp.	4.700%	9/15/28	16,135	15,986
	WW Grainger Inc.	4.450%	9/15/34	17,452	16,607
	WW Grainger Inc.	3.750%	5/15/46	5,968	4,634
	WW Grainger Inc.	4.200%	5/15/47	5,305	4,372
	Xylem Inc.	3.250%	11/1/26	6,609	6,445
	Xylem Inc.	1.950%	1/30/28	9,505	8,713
	Xylem Inc.	2.250%	1/30/31	7,405	6,310
	Xylem Inc.	4.375%	11/1/46	5,300	4,323
					6,283,896
Materials (0.7%)
	Air Products and Chemicals Inc.	1.850%	5/15/27	9,067	8,525
	Air Products and Chemicals Inc.	2.050%	5/15/30	10,420	9,041
	Air Products and Chemicals Inc.	4.750%	2/8/31	10,535	10,459
	Air Products and Chemicals Inc.	4.800%	3/3/33	4,365	4,284
	Air Products and Chemicals Inc.	4.850%	2/8/34	18,131	17,694
	Air Products and Chemicals Inc.	2.700%	5/15/40	12,553	8,943
	Air Products and Chemicals Inc.	2.800%	5/15/50	12,891	8,084
	Albemarle Corp.	4.650%	6/1/27	7,550	7,484
	Albemarle Corp.	5.050%	6/1/32	8,600	8,182
	Albemarle Corp.	5.450%	12/1/44	4,845	4,319
	Albemarle Corp.	5.650%	6/1/52	6,250	5,346
	Amcor Finance USA Inc.	5.625%	5/26/33	8,249	8,339
	Amcor Flexibles North America Inc.	2.630%	6/19/30	13,842	12,125
	Amcor Flexibles North America Inc.	2.690%	5/25/31	6,878	5,915
	Amcor Group Finance plc	5.450%	5/23/29	6,660	6,712
	AngloGold Ashanti Holdings plc	3.375%	11/1/28	9,885	9,084
	AngloGold Ashanti Holdings plc	3.750%	10/1/30	9,155	8,264
	ArcelorMittal SA	4.550%	3/11/26	6,304	6,265
	ArcelorMittal SA	6.550%	11/29/27	18,310	19,037
	ArcelorMittal SA	4.250%	7/16/29	7,157	6,923
	ArcelorMittal SA	6.800%	11/29/32	13,275	14,184
	ArcelorMittal SA	6.000%	6/17/34	8,285	8,398
	ArcelorMittal SA	7.000%	10/15/39	8,430	8,957
	ArcelorMittal SA	6.750%	3/1/41	6,056	6,227
	ArcelorMittal SA	6.350%	6/17/54	5,630	5,557
	Barrick Gold Corp.	6.450%	10/15/35	3,090	3,311
	Barrick North America Finance LLC	5.700%	5/30/41	12,504	12,262
	Barrick North America Finance LLC	5.750%	5/1/43	12,074	11,913
	Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	14,914	15,025
	Berry Global Inc.	1.570%	1/15/26	19,685	18,995
	Berry Global Inc.	1.650%	1/15/27	26,041	24,379
	Berry Global Inc.	5.500%	4/15/28	6,550	6,610
[7]	Berry Global Inc.	5.800%	6/15/31	11,560	11,772
[7]	Berry Global Inc.	5.650%	1/15/34	9,285	9,322
	BHP Billiton Finance USA Ltd.	4.875%	2/27/26	13,924	13,960
	BHP Billiton Finance USA Ltd.	6.420%	3/1/26	933	952
	BHP Billiton Finance USA Ltd.	5.250%	9/8/26	10,975	11,085
	BHP Billiton Finance USA Ltd.	4.750%	2/28/28	14,595	14,571
	BHP Billiton Finance USA Ltd.	5.100%	9/8/28	8,050	8,124
	BHP Billiton Finance USA Ltd.	5.250%	9/8/30	11,765	11,951
	BHP Billiton Finance USA Ltd.	5.250%	9/8/33	19,400	19,470
97

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	14,796	12,432
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	32,446	30,320
BHP Billiton Finance USA Ltd.	5.500%	9/8/53	9,395	9,169
Cabot Corp.	4.000%	7/1/29	5,388	5,148
Carlisle Cos. Inc.	3.750%	12/1/27	7,771	7,566
Carlisle Cos. Inc.	2.750%	3/1/30	11,293	10,122
Celanese US Holdings LLC	1.400%	8/5/26	6,062	5,673
Celanese US Holdings LLC	6.165%	7/15/27	29,140	29,587
Celanese US Holdings LLC	6.600%	11/15/28	14,235	14,564
Celanese US Holdings LLC	6.330%	7/15/29	11,845	12,082
Celanese US Holdings LLC	6.800%	11/15/30	13,494	13,958
Celanese US Holdings LLC	6.379%	7/15/32	10,149	10,317
Celulosa Arauco y Constitucion SA	3.875%	11/2/27	6,185	5,924
Celulosa Arauco y Constitucion SA	5.500%	11/2/47	5,275	4,703
CF Industries Inc.	5.150%	3/15/34	11,055	10,732
CF Industries Inc.	4.950%	6/1/43	9,790	8,614
CF Industries Inc.	5.375%	3/15/44	10,383	9,622
CRH America Finance Inc.	5.400%	5/21/34	12,510	12,533
CRH SMW Finance DAC	5.200%	5/21/29	12,050	12,132
Dow Chemical Co.	4.800%	11/30/28	4,784	4,759
Dow Chemical Co.	7.375%	11/1/29	6,092	6,668
Dow Chemical Co.	2.100%	11/15/30	11,155	9,466
Dow Chemical Co.	4.250%	10/1/34	12,520	11,357
Dow Chemical Co.	9.400%	5/15/39	11,560	15,251
Dow Chemical Co.	5.250%	11/15/41	19,128	17,693
Dow Chemical Co.	4.375%	11/15/42	16,573	13,605
Dow Chemical Co.	4.625%	10/1/44	7,067	5,928
Dow Chemical Co.	5.550%	11/30/48	12,265	11,456
Dow Chemical Co.	4.800%	5/15/49	12,513	10,487
Dow Chemical Co.	3.600%	11/15/50	13,020	8,930
Dow Chemical Co.	6.900%	5/15/53	6,270	6,904
DuPont de Nemours Inc.	4.725%	11/15/28	26,253	26,131
DuPont de Nemours Inc.	5.319%	11/15/38	10,771	10,799
DuPont de Nemours Inc.	5.419%	11/15/48	25,804	25,626
Eagle Materials Inc.	2.500%	7/1/31	8,465	7,202
Eastman Chemical Co.	4.500%	12/1/28	3,044	2,987
Eastman Chemical Co.	5.750%	3/8/33	2,330	2,369
Eastman Chemical Co.	5.625%	2/20/34	17,313	17,305
Eastman Chemical Co.	4.800%	9/1/42	6,632	5,770
Eastman Chemical Co.	4.650%	10/15/44	13,718	11,572
Ecolab Inc.	2.700%	11/1/26	14,294	13,840
Ecolab Inc.	1.650%	2/1/27	4,472	4,214
Ecolab Inc.	3.250%	12/1/27	5,770	5,559
Ecolab Inc.	5.250%	1/15/28	4,561	4,648
Ecolab Inc.	2.125%	2/1/32	10,461	8,695
Ecolab Inc.	2.125%	8/15/50	6,445	3,448
Ecolab Inc.	2.700%	12/15/51	19,722	11,935
Ecolab Inc.	2.750%	8/18/55	4,186	2,453
EIDP Inc.	4.500%	5/15/26	8,035	8,025
EIDP Inc.	2.300%	7/15/30	6,625	5,787
EIDP Inc.	4.800%	5/15/33	8,040	7,804
FMC Corp.	5.150%	5/18/26	5,550	5,556
FMC Corp.	3.200%	10/1/26	6,751	6,555
FMC Corp.	3.450%	10/1/29	11,735	10,752
FMC Corp.	5.650%	5/18/33	7,398	7,314
FMC Corp.	4.500%	10/1/49	4,562	3,486
FMC Corp.	6.375%	5/18/53	7,042	6,936
Freeport-McMoRan Inc.	5.000%	9/1/27	6,224	6,225
Freeport-McMoRan Inc.	4.125%	3/1/28	7,642	7,426
Freeport-McMoRan Inc.	4.375%	8/1/28	10,532	10,239
Freeport-McMoRan Inc.	5.250%	9/1/29	10,900	10,901
Freeport-McMoRan Inc.	4.250%	3/1/30	11,859	11,291
Freeport-McMoRan Inc.	4.625%	8/1/30	10,799	10,462
Freeport-McMoRan Inc.	5.450%	3/15/43	24,726	23,069
Georgia-Pacific LLC	7.750%	11/15/29	8,060	9,044
Georgia-Pacific LLC	8.875%	5/15/31	5,558	6,727
Huntsman International LLC	4.500%	5/1/29	10,374	9,893
Huntsman International LLC	2.950%	6/15/31	5,304	4,415
International Flavors & Fragrances Inc.	4.450%	9/26/28	4,162	4,073
International Flavors & Fragrances Inc.	4.375%	6/1/47	7,156	5,587
98

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	International Flavors & Fragrances Inc.	5.000%	9/26/48	10,924	9,352
	International Paper Co.	5.000%	9/15/35	6,047	5,904
	International Paper Co.	6.000%	11/15/41	10,418	10,609
	International Paper Co.	4.800%	6/15/44	15,957	14,025
	International Paper Co.	4.400%	8/15/47	5,849	4,776
	International Paper Co.	4.350%	8/15/48	9,347	7,529
	Kinross Gold Corp.	4.500%	7/15/27	3,280	3,247
	Kinross Gold Corp.	6.250%	7/15/33	6,847	7,102
	Linde Inc.	3.200%	1/30/26	8,236	8,124
	Linde Inc.	1.100%	8/10/30	12,684	10,478
	Linde Inc.	3.550%	11/7/42	3,970	3,128
	Linde Inc.	2.000%	8/10/50	11,241	5,850
	Lubrizol Corp.	6.500%	10/1/34	8,402	9,240
	LYB International Finance BV	5.250%	7/15/43	4,562	4,133
	LYB International Finance BV	4.875%	3/15/44	17,104	14,643
	LYB International Finance III LLC	2.250%	10/1/30	6,801	5,799
	LYB International Finance III LLC	5.625%	5/15/33	3,823	3,859
	LYB International Finance III LLC	5.500%	3/1/34	17,675	17,349
	LYB International Finance III LLC	3.375%	10/1/40	4,289	3,132
	LYB International Finance III LLC	4.200%	10/15/49	9,124	6,866
	LYB International Finance III LLC	4.200%	5/1/50	15,887	11,838
	LYB International Finance III LLC	3.625%	4/1/51	15,294	10,247
	LYB International Finance III LLC	3.800%	10/1/60	6,600	4,356
	LyondellBasell Industries NV	4.625%	2/26/55	14,727	11,572
	Martin Marietta Materials Inc.	3.450%	6/1/27	7,341	7,106
	Martin Marietta Materials Inc.	3.500%	12/15/27	12,915	12,471
[2]	Martin Marietta Materials Inc.	2.500%	3/15/30	7,740	6,851
	Martin Marietta Materials Inc.	2.400%	7/15/31	10,218	8,689
	Martin Marietta Materials Inc.	5.150%	12/1/34	3,035	2,982
	Martin Marietta Materials Inc.	4.250%	12/15/47	11,310	9,083
	Martin Marietta Materials Inc.	3.200%	7/15/51	15,757	10,205
	Martin Marietta Materials Inc.	5.500%	12/1/54	3,335	3,145
	Mosaic Co.	4.050%	11/15/27	9,787	9,583
	Mosaic Co.	5.375%	11/15/28	5,100	5,157
	Mosaic Co.	5.450%	11/15/33	10,488	10,371
	Mosaic Co.	4.875%	11/15/41	4,236	3,702
	Mosaic Co.	5.625%	11/15/43	7,187	6,790
	NewMarket Corp.	2.700%	3/18/31	5,820	4,945
	Newmont Corp.	5.300%	3/15/26	13,416	13,497
	Newmont Corp.	2.800%	10/1/29	10,158	9,267
	Newmont Corp.	2.250%	10/1/30	14,780	12,746
	Newmont Corp.	2.600%	7/15/32	15,723	13,355
	Newmont Corp.	5.350%	3/15/34	19,400	19,306
[2]	Newmont Corp.	5.875%	4/1/35	6,549	6,727
	Newmont Corp.	6.250%	10/1/39	16,146	16,968
	Newmont Corp.	4.875%	3/15/42	16,862	15,362
	Newmont Corp.	5.450%	6/9/44	6,529	6,276
	Nucor Corp.	4.300%	5/23/27	5,538	5,493
	Nucor Corp.	3.950%	5/1/28	2,522	2,451
	Nucor Corp.	2.700%	6/1/30	8,091	7,222
	Nucor Corp.	3.125%	4/1/32	8,050	7,054
	Nucor Corp.	6.400%	12/1/37	4,568	4,900
	Nucor Corp.	2.979%	12/15/55	23,382	13,860
	Nutrien Ltd.	4.000%	12/15/26	8,439	8,323
	Nutrien Ltd.	5.200%	6/21/27	4,880	4,931
	Nutrien Ltd.	4.900%	3/27/28	6,824	6,822
	Nutrien Ltd.	2.950%	5/13/30	3,562	3,204
	Nutrien Ltd.	5.400%	6/21/34	7,700	7,652
	Nutrien Ltd.	4.125%	3/15/35	7,935	7,028
	Nutrien Ltd.	5.875%	12/1/36	2,497	2,537
	Nutrien Ltd.	5.625%	12/1/40	5,155	4,998
	Nutrien Ltd.	4.900%	6/1/43	7,527	6,657
	Nutrien Ltd.	5.250%	1/15/45	21,425	19,633
	Nutrien Ltd.	5.000%	4/1/49	8,570	7,569
	Nutrien Ltd.	5.800%	3/27/53	17,981	17,660
	Packaging Corp. of America	3.400%	12/15/27	6,837	6,587
	Packaging Corp. of America	3.000%	12/15/29	14,806	13,493
	Packaging Corp. of America	4.050%	12/15/49	4,422	3,376
	Packaging Corp. of America	3.050%	10/1/51	9,291	5,963
	PPG Industries Inc.	1.200%	3/15/26	10,526	10,079
99

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	PPG Industries Inc.	2.550%	6/15/30	6,984	6,169
	Reliance Inc.	2.150%	8/15/30	8,565	7,307
	Rio Tinto Alcan Inc.	7.250%	3/15/31	5,331	5,884
	Rio Tinto Alcan Inc.	5.750%	6/1/35	9,350	9,599
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	10,988	11,793
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	15,402	14,843
	Rio Tinto Finance USA Ltd.	2.750%	11/2/51	23,327	14,212
	Rio Tinto Finance USA plc	5.000%	3/9/33	8,590	8,580
	Rio Tinto Finance USA plc	4.750%	3/22/42	10,398	9,428
	Rio Tinto Finance USA plc	4.125%	8/21/42	11,468	9,557
	Rio Tinto Finance USA plc	5.125%	3/9/53	14,085	12,985
	Rohm & Haas Co.	7.850%	7/15/29	10,264	11,298
	RPM International Inc.	3.750%	3/15/27	5,820	5,689
	RPM International Inc.	4.550%	3/1/29	4,603	4,518
	RPM International Inc.	2.950%	1/15/32	4,182	3,596
	RPM International Inc.	5.250%	6/1/45	4,437	4,124
	RPM International Inc.	4.250%	1/15/48	4,465	3,697
	Sherwin-Williams Co.	3.450%	6/1/27	29,933	29,105
[2]	Sherwin-Williams Co.	4.550%	3/1/28	5,985	5,941
	Sherwin-Williams Co.	2.950%	8/15/29	22,792	20,913
	Sherwin-Williams Co.	2.300%	5/15/30	4,903	4,278
	Sherwin-Williams Co.	4.800%	9/1/31	4,000	3,944
	Sherwin-Williams Co.	2.200%	3/15/32	7,595	6,286
	Sherwin-Williams Co.	4.000%	12/15/42	2,737	2,162
	Sherwin-Williams Co.	4.550%	8/1/45	5,364	4,537
	Sherwin-Williams Co.	4.500%	6/1/47	13,471	11,303
	Sherwin-Williams Co.	3.800%	8/15/49	7,188	5,263
	Sherwin-Williams Co.	3.300%	5/15/50	9,414	6,236
	Sherwin-Williams Co.	2.900%	3/15/52	5,521	3,355
[7]	Smurfit Kappa Treasury ULC	5.200%	1/15/30	9,204	9,232
[7]	Smurfit Kappa Treasury ULC	5.438%	4/3/34	13,255	13,247
[7]	Smurfit Kappa Treasury ULC	5.777%	4/3/54	18,253	18,146
[7]	Smurfit Westrock Financing DAC	5.418%	1/15/35	6,650	6,613
	Sonoco Products Co.	4.450%	9/1/26	6,045	6,001
	Sonoco Products Co.	2.250%	2/1/27	3,424	3,239
	Sonoco Products Co.	4.600%	9/1/29	40,625	39,578
	Sonoco Products Co.	3.125%	5/1/30	8,781	7,902
	Sonoco Products Co.	5.000%	9/1/34	6,855	6,499
	Southern Copper Corp.	7.500%	7/27/35	13,098	14,862
	Southern Copper Corp.	6.750%	4/16/40	16,498	17,654
	Southern Copper Corp.	5.250%	11/8/42	18,238	16,471
	Southern Copper Corp.	5.875%	4/23/45	19,621	19,118
	Steel Dynamics Inc.	5.000%	12/15/26	2,680	2,683
	Steel Dynamics Inc.	1.650%	10/15/27	3,995	3,675
	Steel Dynamics Inc.	3.450%	4/15/30	13,318	12,331
	Steel Dynamics Inc.	3.250%	1/15/31	8,014	7,224
	Steel Dynamics Inc.	5.375%	8/15/34	5,295	5,254
	Steel Dynamics Inc.	3.250%	10/15/50	5,675	3,720
	Suzano Austria GmbH	2.500%	9/15/28	5,821	5,197
	Suzano Austria GmbH	6.000%	1/15/29	29,547	29,632
	Suzano Austria GmbH	5.000%	1/15/30	12,911	12,348
	Suzano Austria GmbH	3.750%	1/15/31	16,164	14,267
[2]	Suzano Austria GmbH	3.125%	1/15/32	13,813	11,432
	Suzano International Finance BV	5.500%	1/17/27	11,230	11,243
	Vale Overseas Ltd.	3.750%	7/8/30	20,555	18,785
	Vale Overseas Ltd.	6.125%	6/12/33	19,324	19,478
	Vale Overseas Ltd.	8.250%	1/17/34	5,152	6,030
	Vale Overseas Ltd.	6.875%	11/21/36	19,671	20,915
	Vale Overseas Ltd.	6.875%	11/10/39	15,849	16,746
	Vale Overseas Ltd.	6.400%	6/28/54	4,040	3,952
	Vale SA	5.625%	9/11/42	14,903	14,217
	Vulcan Materials Co.	3.900%	4/1/27	5,154	5,067
	Vulcan Materials Co.	4.950%	12/1/29	4,350	4,335
	Vulcan Materials Co.	3.500%	6/1/30	10,021	9,291
	Vulcan Materials Co.	5.350%	12/1/34	7,750	7,731
	Vulcan Materials Co.	4.500%	6/15/47	12,589	10,470
	Vulcan Materials Co.	5.700%	12/1/54	5,000	4,861
	Westlake Corp.	3.600%	8/15/26	16,237	15,911
	Westlake Corp.	2.875%	8/15/41	4,305	2,878
	Westlake Corp.	5.000%	8/15/46	13,455	11,682
100

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Westlake Corp.	3.125%	8/15/51	8,667	5,373
Westlake Corp.	3.375%	8/15/61	6,665	3,987
WestRock MWV LLC	8.200%	1/15/30	8,215	9,316
WestRock MWV LLC	7.950%	2/15/31	4,086	4,595
WRKCo Inc.	3.375%	9/15/27	17,765	17,099
WRKCo Inc.	4.000%	3/15/28	12,368	11,986
WRKCo Inc.	3.900%	6/1/28	6,773	6,532
WRKCo Inc.	4.900%	3/15/29	18,599	18,479
WRKCo Inc.	4.200%	6/1/32	3,740	3,487
WRKCo Inc.	3.000%	6/15/33	7,969	6,686
Yamana Gold Inc.	2.630%	8/15/31	6,482	5,450
				2,500,615
Real Estate (1.0%)
Agree LP	2.000%	6/15/28	8,120	7,353
Agree LP	4.800%	10/1/32	3,284	3,143
Agree LP	2.600%	6/15/33	5,251	4,222
Agree LP	5.625%	6/15/34	4,516	4,530
Alexandria Real Estate Equities Inc.	4.300%	1/15/26	3,782	3,760
Alexandria Real Estate Equities Inc.	3.800%	4/15/26	9,485	9,361
Alexandria Real Estate Equities Inc.	3.950%	1/15/27	5,471	5,382
Alexandria Real Estate Equities Inc.	3.950%	1/15/28	7,103	6,902
Alexandria Real Estate Equities Inc.	4.500%	7/30/29	4,567	4,463
Alexandria Real Estate Equities Inc.	2.750%	12/15/29	7,240	6,475
Alexandria Real Estate Equities Inc.	4.700%	7/1/30	9,422	9,188
Alexandria Real Estate Equities Inc.	4.900%	12/15/30	13,083	12,877
Alexandria Real Estate Equities Inc.	3.375%	8/15/31	14,409	12,900
Alexandria Real Estate Equities Inc.	2.000%	5/18/32	10,459	8,334
Alexandria Real Estate Equities Inc.	1.875%	2/1/33	15,134	11,658
Alexandria Real Estate Equities Inc.	2.950%	3/15/34	9,439	7,771
Alexandria Real Estate Equities Inc.	4.750%	4/15/35	6,531	6,129
Alexandria Real Estate Equities Inc.	4.850%	4/15/49	5,561	4,769
Alexandria Real Estate Equities Inc.	4.000%	2/1/50	9,121	6,777
Alexandria Real Estate Equities Inc.	3.000%	5/18/51	6,628	4,052
Alexandria Real Estate Equities Inc.	3.550%	3/15/52	15,102	10,252
Alexandria Real Estate Equities Inc.	5.150%	4/15/53	2,247	1,998
Alexandria Real Estate Equities Inc.	5.625%	5/15/54	10,500	10,017
American Assets Trust LP	3.375%	2/1/31	6,586	5,735
American Assets Trust LP	6.150%	10/1/34	6,760	6,724
American Homes 4 Rent LP	4.250%	2/15/28	8,525	8,320
American Homes 4 Rent LP	4.900%	2/15/29	8,693	8,621
American Homes 4 Rent LP	3.625%	4/15/32	10,020	8,950
American Homes 4 Rent LP	5.500%	2/1/34	8,530	8,489
American Homes 4 Rent LP	5.500%	7/15/34	6,730	6,671
American Homes 4 Rent LP	5.250%	3/15/35	6,500	6,323
American Homes 4 Rent LP	3.375%	7/15/51	3,132	2,062
American Tower Corp.	1.600%	4/15/26	9,303	8,936
American Tower Corp.	1.450%	9/15/26	9,842	9,300
American Tower Corp.	3.375%	10/15/26	25,196	24,607
American Tower Corp.	2.750%	1/15/27	2,874	2,761
American Tower Corp.	3.125%	1/15/27	11,880	11,491
American Tower Corp.	3.650%	3/15/27	8,548	8,342
American Tower Corp.	3.550%	7/15/27	11,220	10,868
American Tower Corp.	3.600%	1/15/28	4,375	4,203
American Tower Corp.	1.500%	1/31/28	9,294	8,382
American Tower Corp.	5.250%	7/15/28	7,092	7,139
American Tower Corp.	5.200%	2/15/29	7,857	7,900
American Tower Corp.	3.950%	3/15/29	11,668	11,176
American Tower Corp.	3.800%	8/15/29	23,441	22,192
American Tower Corp.	2.900%	1/15/30	14,351	12,916
American Tower Corp.	5.000%	1/31/30	4,250	4,224
American Tower Corp.	2.100%	6/15/30	12,534	10,729
American Tower Corp.	1.875%	10/15/30	12,348	10,323
American Tower Corp.	2.700%	4/15/31	8,316	7,180
American Tower Corp.	2.300%	9/15/31	9,841	8,173
American Tower Corp.	4.050%	3/15/32	10,041	9,304
American Tower Corp.	5.550%	7/15/33	23,495	23,642
American Tower Corp.	5.450%	2/15/34	1,619	1,618
American Tower Corp.	5.400%	1/31/35	17,665	17,472
American Tower Corp.	3.700%	10/15/49	4,904	3,529
101

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	American Tower Corp.	3.100%	6/15/50	5,683	3,644
	American Tower Corp.	2.950%	1/15/51	27,168	16,807
	Americold Realty Operating Partnership LP	5.409%	9/12/34	4,270	4,085
[2]	AvalonBay Communities Inc.	2.950%	5/11/26	5,885	5,747
[2]	AvalonBay Communities Inc.	2.900%	10/15/26	6,242	6,055
[2]	AvalonBay Communities Inc.	3.350%	5/15/27	13,756	13,340
[2]	AvalonBay Communities Inc.	3.200%	1/15/28	5,989	5,729
	AvalonBay Communities Inc.	1.900%	12/1/28	3,920	3,504
[2]	AvalonBay Communities Inc.	3.300%	6/1/29	4,118	3,856
[2]	AvalonBay Communities Inc.	2.300%	3/1/30	7,365	6,473
[2]	AvalonBay Communities Inc.	2.450%	1/15/31	3,356	2,906
	AvalonBay Communities Inc.	2.050%	1/15/32	9,312	7,708
	AvalonBay Communities Inc.	5.000%	2/15/33	6,643	6,540
	AvalonBay Communities Inc.	5.350%	6/1/34	5,600	5,624
[2]	AvalonBay Communities Inc.	3.900%	10/15/46	5,045	3,913
[2]	AvalonBay Communities Inc.	4.150%	7/1/47	969	771
[2]	AvalonBay Communities Inc.	4.350%	4/15/48	4,355	3,581
	Boston Properties LP	3.650%	2/1/26	12,919	12,732
	Boston Properties LP	2.750%	10/1/26	22,677	21,847
	Boston Properties LP	4.500%	12/1/28	4,747	4,620
	Boston Properties LP	3.400%	6/21/29	9,660	8,867
	Boston Properties LP	2.900%	3/15/30	20,399	18,028
	Boston Properties LP	3.250%	1/30/31	15,502	13,629
	Boston Properties LP	2.550%	4/1/32	10,943	8,853
	Boston Properties LP	2.450%	10/1/33	14,110	10,879
	Boston Properties LP	6.500%	1/15/34	5,778	6,054
	Brixmor Operating Partnership LP	4.125%	6/15/26	6,875	6,806
	Brixmor Operating Partnership LP	3.900%	3/15/27	3,974	3,890
	Brixmor Operating Partnership LP	2.250%	4/1/28	14,601	13,346
	Brixmor Operating Partnership LP	4.125%	5/15/29	9,233	8,853
	Brixmor Operating Partnership LP	4.050%	7/1/30	10,754	10,160
	Brixmor Operating Partnership LP	2.500%	8/16/31	9,984	8,384
	Brixmor Operating Partnership LP	5.750%	2/15/35	5,125	5,169
	Broadstone Net Lease LLC	2.600%	9/15/31	5,037	4,165
	Camden Property Trust	4.100%	10/15/28	12,125	11,787
	Camden Property Trust	3.150%	7/1/29	13,106	12,178
	Camden Property Trust	2.800%	5/15/30	19,166	17,190
	Camden Property Trust	3.350%	11/1/49	3,518	2,417
	CBRE Services Inc.	4.875%	3/1/26	14,015	14,003
	CBRE Services Inc.	5.500%	4/1/29	5,350	5,438
	CBRE Services Inc.	2.500%	4/1/31	6,500	5,535
	CBRE Services Inc.	5.950%	8/15/34	10,750	11,099
	COPT Defense Properties LP	2.250%	3/15/26	4,446	4,302
	COPT Defense Properties LP	2.000%	1/15/29	5,330	4,689
	COPT Defense Properties LP	2.750%	4/15/31	5,509	4,700
	COPT Defense Properties LP	2.900%	12/1/33	7,919	6,363
	Cousins Properties LP	5.375%	2/15/32	5,500	5,404
	Cousins Properties LP	5.875%	10/1/34	6,480	6,489
	Crown Castle Inc.	4.450%	2/15/26	14,179	14,126
	Crown Castle Inc.	3.700%	6/15/26	20,758	20,420
	Crown Castle Inc.	2.900%	3/15/27	7,125	6,844
	Crown Castle Inc.	3.650%	9/1/27	17,359	16,825
	Crown Castle Inc.	5.000%	1/11/28	10,556	10,542
	Crown Castle Inc.	3.800%	2/15/28	32,147	30,943
	Crown Castle Inc.	4.800%	9/1/28	8,025	7,935
	Crown Castle Inc.	4.300%	2/15/29	4,686	4,535
	Crown Castle Inc.	4.900%	9/1/29	6,424	6,354
	Crown Castle Inc.	3.100%	11/15/29	10,045	9,141
	Crown Castle Inc.	3.300%	7/1/30	12,871	11,695
	Crown Castle Inc.	2.250%	1/15/31	10,912	9,164
	Crown Castle Inc.	2.100%	4/1/31	14,614	12,092
	Crown Castle Inc.	2.500%	7/15/31	11,169	9,405
	Crown Castle Inc.	5.100%	5/1/33	13,255	12,921
	Crown Castle Inc.	5.200%	9/1/34	23,579	22,983
	Crown Castle Inc.	2.900%	4/1/41	14,996	10,440
	Crown Castle Inc.	4.750%	5/15/47	4,204	3,557
	Crown Castle Inc.	5.200%	2/15/49	13,221	11,752
	Crown Castle Inc.	4.000%	11/15/49	5,294	3,940
	Crown Castle Inc.	4.150%	7/1/50	7,403	5,671
	Crown Castle Inc.	3.250%	1/15/51	429	279
102

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
CubeSmart LP	3.125%	9/1/26	4,391	4,268
CubeSmart LP	2.250%	12/15/28	5,930	5,333
CubeSmart LP	4.375%	2/15/29	5,590	5,428
CubeSmart LP	3.000%	2/15/30	4,914	4,422
CubeSmart LP	2.500%	2/15/32	12,406	10,369
Digital Realty Trust LP	3.700%	8/15/27	15,061	14,659
Digital Realty Trust LP	5.550%	1/15/28	9,612	9,758
Digital Realty Trust LP	4.450%	7/15/28	13,650	13,397
Digital Realty Trust LP	3.600%	7/1/29	17,302	16,342
DOC DR LLC	4.300%	3/15/27	10,110	9,988
DOC DR LLC	3.950%	1/15/28	4,299	4,171
DOC DR LLC	2.625%	11/1/31	22,005	18,611
EPR Properties	4.750%	12/15/26	801	795
EPR Properties	4.500%	6/1/27	8,213	8,074
EPR Properties	4.950%	4/15/28	5,366	5,274
EPR Properties	3.750%	8/15/29	6,765	6,263
EPR Properties	3.600%	11/15/31	3,310	2,895
Equinix Inc.	1.450%	5/15/26	6,761	6,468
Equinix Inc.	2.900%	11/18/26	15,101	14,586
Equinix Inc.	1.800%	7/15/27	11,798	10,965
Equinix Inc.	1.550%	3/15/28	6,742	6,068
Equinix Inc.	2.000%	5/15/28	4,070	3,699
Equinix Inc.	3.200%	11/18/29	28,259	25,974
Equinix Inc.	2.150%	7/15/30	17,734	15,251
Equinix Inc.	2.500%	5/15/31	11,445	9,774
Equinix Inc.	3.000%	7/15/50	6,691	4,220
Equinix Inc.	2.950%	9/15/51	6,930	4,250
Equinix Inc.	3.400%	2/15/52	8,870	6,024
ERP Operating LP	2.850%	11/1/26	14,863	14,403
ERP Operating LP	3.250%	8/1/27	5,416	5,217
ERP Operating LP	3.500%	3/1/28	16,669	16,054
ERP Operating LP	4.150%	12/1/28	4,758	4,650
ERP Operating LP	3.000%	7/1/29	6,802	6,276
ERP Operating LP	2.500%	2/15/30	8,824	7,844
ERP Operating LP	1.850%	8/1/31	2,277	1,877
ERP Operating LP	4.650%	9/15/34	9,976	9,451
ERP Operating LP	4.500%	7/1/44	10,962	9,424
ERP Operating LP	4.500%	6/1/45	3,330	2,824
ERP Operating LP	4.000%	8/1/47	4,746	3,676
Essential Properties LP	2.950%	7/15/31	5,270	4,489
Essex Portfolio LP	3.375%	4/15/26	11,634	11,426
Essex Portfolio LP	1.700%	3/1/28	7,030	6,353
Essex Portfolio LP	4.000%	3/1/29	11,730	11,281
Essex Portfolio LP	3.000%	1/15/30	14,813	13,396
Essex Portfolio LP	1.650%	1/15/31	4,042	3,283
Essex Portfolio LP	2.550%	6/15/31	2,300	1,953
Essex Portfolio LP	2.650%	3/15/32	8,487	7,152
Essex Portfolio LP	5.500%	4/1/34	2,200	2,199
Essex Portfolio LP	4.500%	3/15/48	7,755	6,399
Extra Space Storage LP	3.500%	7/1/26	18,950	18,605
Extra Space Storage LP	3.875%	12/15/27	2,459	2,404
Extra Space Storage LP	5.700%	4/1/28	8,550	8,728
Extra Space Storage LP	3.900%	4/1/29	6,714	6,412
Extra Space Storage LP	2.200%	10/15/30	5,134	4,375
Extra Space Storage LP	5.900%	1/15/31	6,546	6,751
Extra Space Storage LP	2.550%	6/1/31	6,965	5,919
Extra Space Storage LP	2.400%	10/15/31	8,818	7,327
Extra Space Storage LP	2.350%	3/15/32	13,837	11,307
Extra Space Storage LP	5.400%	2/1/34	7,612	7,547
Extra Space Storage LP	5.350%	1/15/35	8,390	8,270
Federal Realty OP LP	1.250%	2/15/26	2,301	2,209
Federal Realty OP LP	3.250%	7/15/27	6,295	6,053
Federal Realty OP LP	5.375%	5/1/28	2,830	2,857
Federal Realty OP LP	3.200%	6/15/29	6,485	5,974
Federal Realty OP LP	4.500%	12/1/44	14,893	12,448
GLP Capital LP	5.375%	4/15/26	15,424	15,437
GLP Capital LP	5.750%	6/1/28	7,266	7,327
GLP Capital LP	5.300%	1/15/29	9,755	9,681
GLP Capital LP	4.000%	1/15/30	15,690	14,568
GLP Capital LP	4.000%	1/15/31	12,145	11,124
103

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	GLP Capital LP	3.250%	1/15/32	11,395	9,780
	GLP Capital LP	6.750%	12/1/33	6,725	7,134
	GLP Capital LP	5.625%	9/15/34	8,970	8,804
	GLP Capital LP	6.250%	9/15/54	5,330	5,284
	Healthcare Realty Holdings LP	3.500%	8/1/26	10,606	10,364
	Healthcare Realty Holdings LP	3.750%	7/1/27	8,492	8,244
	Healthcare Realty Holdings LP	3.100%	2/15/30	5,189	4,654
	Healthcare Realty Holdings LP	2.000%	3/15/31	11,220	9,175
	Healthpeak OP LLC	3.250%	7/15/26	19,521	19,086
	Healthpeak OP LLC	2.125%	12/1/28	4,016	3,610
	Healthpeak OP LLC	3.500%	7/15/29	12,812	11,997
	Healthpeak OP LLC	3.000%	1/15/30	19,237	17,431
	Healthpeak OP LLC	2.875%	1/15/31	6,762	5,951
	Healthpeak OP LLC	5.250%	12/15/32	6,543	6,491
	Healthpeak OP LLC	6.750%	2/1/41	2,500	2,712
	Highwoods Realty LP	3.875%	3/1/27	7,128	6,936
	Highwoods Realty LP	4.125%	3/15/28	4,164	3,983
	Highwoods Realty LP	4.200%	4/15/29	4,677	4,439
	Highwoods Realty LP	3.050%	2/15/30	9,035	7,970
	Highwoods Realty LP	2.600%	2/1/31	10,789	8,988
[2]	Host Hotels & Resorts LP	4.500%	2/1/26	2,738	2,722
[2]	Host Hotels & Resorts LP	3.375%	12/15/29	9,518	8,707
[2]	Host Hotels & Resorts LP	3.500%	9/15/30	14,175	12,832
[2]	Host Hotels & Resorts LP	2.900%	12/15/31	6,051	5,151
	Host Hotels & Resorts LP	5.700%	7/1/34	9,395	9,381
	Host Hotels & Resorts LP	5.500%	4/15/35	9,030	8,838
	Invitation Homes Operating Partnership LP	5.450%	8/15/30	1,701	1,723
	Invitation Homes Operating Partnership LP	2.000%	8/15/31	6,582	5,343
	Invitation Homes Operating Partnership LP	4.150%	4/15/32	9,075	8,361
	Invitation Homes Operating Partnership LP	5.500%	8/15/33	5,127	5,097
	Invitation Homes Operating Partnership LP	2.700%	1/15/34	8,295	6,613
	Jones Lang LaSalle Inc.	6.875%	12/1/28	4,655	4,931
	Kilroy Realty LP	4.750%	12/15/28	6,449	6,293
	Kilroy Realty LP	4.250%	8/15/29	5,488	5,168
	Kilroy Realty LP	3.050%	2/15/30	7,281	6,380
	Kilroy Realty LP	2.500%	11/15/32	4,461	3,460
	Kilroy Realty LP	2.650%	11/15/33	13,670	10,450
	Kimco Realty OP LLC	2.800%	10/1/26	7,533	7,293
	Kimco Realty OP LLC	3.800%	4/1/27	4,776	4,678
	Kimco Realty OP LLC	1.900%	3/1/28	11,705	10,692
	Kimco Realty OP LLC	2.250%	12/1/31	4,084	3,385
	Kimco Realty OP LLC	3.200%	4/1/32	4,364	3,831
	Kimco Realty OP LLC	4.600%	2/1/33	8,125	7,736
	Kimco Realty OP LLC	6.400%	3/1/34	6,747	7,174
	Kimco Realty OP LLC	4.850%	3/1/35	14,180	13,478
	Kimco Realty OP LLC	4.250%	4/1/45	1,790	1,446
	Kimco Realty OP LLC	4.125%	12/1/46	1,250	982
	Kimco Realty OP LLC	4.450%	9/1/47	6,160	5,062
	Kimco Realty OP LLC	3.700%	10/1/49	2,550	1,848
	Kite Realty Group LP	4.000%	10/1/26	8,855	8,728
	Kite Realty Group LP	4.950%	12/15/31	7,350	7,139
	Kite Realty Group LP	5.500%	3/1/34	4,614	4,582
	Kite Realty Group Trust	4.750%	9/15/30	5,295	5,174
	LXP Industrial Trust	6.750%	11/15/28	3,945	4,124
	LXP Industrial Trust	2.700%	9/15/30	3,396	2,935
	LXP Industrial Trust	2.375%	10/1/31	6,875	5,584
	Mid-America Apartments LP	3.600%	6/1/27	10,630	10,370
	Mid-America Apartments LP	4.200%	6/15/28	3,475	3,399
	Mid-America Apartments LP	3.950%	3/15/29	2,623	2,526
	Mid-America Apartments LP	2.750%	3/15/30	15,664	14,014
	Mid-America Apartments LP	1.700%	2/15/31	9,125	7,502
	Mid-America Apartments LP	5.300%	2/15/32	2,520	2,532
	Mid-America Apartments LP	4.950%	3/1/35	3,475	3,347
	National Health Investors Inc.	3.000%	2/1/31	6,489	5,570
	NNN REIT Inc.	3.600%	12/15/26	3,847	3,765
	NNN REIT Inc.	3.500%	10/15/27	12,693	12,265
	NNN REIT Inc.	4.300%	10/15/28	4,032	3,934
	NNN REIT Inc.	2.500%	4/15/30	8,037	7,036
	NNN REIT Inc.	5.600%	10/15/33	6,870	6,922
	NNN REIT Inc.	5.500%	6/15/34	6,710	6,688
104

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
NNN REIT Inc.	4.800%	10/15/48	5,524	4,655
NNN REIT Inc.	3.100%	4/15/50	11,193	7,062
NNN REIT Inc.	3.500%	4/15/51	4,626	3,129
NNN REIT Inc.	3.000%	4/15/52	7,238	4,401
Omega Healthcare Investors Inc.	5.250%	1/15/26	5,194	5,202
Omega Healthcare Investors Inc.	4.500%	4/1/27	11,100	10,960
Omega Healthcare Investors Inc.	4.750%	1/15/28	9,160	9,035
Omega Healthcare Investors Inc.	3.625%	10/1/29	6,445	5,947
Omega Healthcare Investors Inc.	3.375%	2/1/31	23,570	20,907
Omega Healthcare Investors Inc.	3.250%	4/15/33	6,184	5,167
Phillips Edison Grocery Center Operating Partnership I LP	2.625%	11/15/31	7,500	6,273
Piedmont Operating Partnership LP	9.250%	7/20/28	8,626	9,481
Piedmont Operating Partnership LP	6.875%	7/15/29	6,040	6,208
Piedmont Operating Partnership LP	3.150%	8/15/30	4,615	3,958
Piedmont Operating Partnership LP	2.750%	4/1/32	4,055	3,227
Prologis LP	3.250%	6/30/26	6,894	6,770
Prologis LP	3.250%	10/1/26	4,060	3,974
Prologis LP	2.125%	4/15/27	11,694	11,075
Prologis LP	3.375%	12/15/27	7,896	7,637
Prologis LP	4.875%	6/15/28	7,894	7,914
Prologis LP	3.875%	9/15/28	7,568	7,321
Prologis LP	4.000%	9/15/28	6,015	5,853
Prologis LP	4.375%	2/1/29	8,880	8,729
Prologis LP	2.875%	11/15/29	4,172	3,817
Prologis LP	2.250%	4/15/30	24,976	21,838
Prologis LP	1.750%	7/1/30	8,409	7,092
Prologis LP	1.250%	10/15/30	6,912	5,659
Prologis LP	1.750%	2/1/31	4,265	3,536
Prologis LP	1.625%	3/15/31	13,436	10,958
Prologis LP	2.250%	1/15/32	7,931	6,598
Prologis LP	4.750%	6/15/33	6,841	6,612
Prologis LP	5.125%	1/15/34	9,546	9,404
Prologis LP	5.000%	3/15/34	14,716	14,362
Prologis LP	5.000%	1/31/35	4,605	4,485
Prologis LP	4.375%	9/15/48	5,339	4,410
Prologis LP	3.050%	3/1/50	8,955	5,790
Prologis LP	3.000%	4/15/50	13,388	8,566
Prologis LP	2.125%	10/15/50	9,251	4,848
Prologis LP	5.250%	6/15/53	9,632	8,980
Prologis LP	5.250%	3/15/54	5,595	5,222
Public Storage Operating Co.	0.875%	2/15/26	3,868	3,711
Public Storage Operating Co.	1.500%	11/9/26	9,331	8,828
Public Storage Operating Co.	3.094%	9/15/27	7,239	6,961
Public Storage Operating Co.	5.125%	1/15/29	8,119	8,214
Public Storage Operating Co.	3.385%	5/1/29	11,012	10,393
Public Storage Operating Co.	2.300%	5/1/31	8,360	7,143
Public Storage Operating Co.	2.250%	11/9/31	7,200	6,017
Public Storage Operating Co.	5.100%	8/1/33	8,326	8,267
Public Storage Operating Co.	5.350%	8/1/53	10,705	10,179
Rayonier LP	2.750%	5/17/31	3,113	2,634
Realty Income Corp.	0.750%	3/15/26	4,718	4,500
Realty Income Corp.	4.875%	6/1/26	7,784	7,803
Realty Income Corp.	4.450%	9/15/26	5,376	5,351
Realty Income Corp.	4.125%	10/15/26	15,317	15,168
Realty Income Corp.	3.000%	1/15/27	9,435	9,124
Realty Income Corp.	3.200%	1/15/27	3,979	3,857
Realty Income Corp.	3.950%	8/15/27	7,492	7,369
Realty Income Corp.	3.400%	1/15/28	7,626	7,313
Realty Income Corp.	3.650%	1/15/28	10,793	10,422
Realty Income Corp.	2.200%	6/15/28	4,030	3,685
Realty Income Corp.	4.750%	2/15/29	3,408	3,382
Realty Income Corp.	3.250%	6/15/29	10,915	10,179
Realty Income Corp.	4.000%	7/15/29	7,384	7,105
Realty Income Corp.	3.100%	12/15/29	17,510	16,071
Realty Income Corp.	3.400%	1/15/30	6,755	6,278
Realty Income Corp.	3.250%	1/15/31	21,690	19,568
Realty Income Corp.	3.200%	2/15/31	5,648	5,070
Realty Income Corp.	2.700%	2/15/32	5,405	4,585
Realty Income Corp.	5.625%	10/13/32	4,988	5,096
Realty Income Corp.	2.850%	12/15/32	8,208	6,927
105

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Realty Income Corp.	1.800%	3/15/33	8,645	6,616
	Realty Income Corp.	5.125%	2/15/34	14,665	14,372
	Realty Income Corp.	4.650%	3/15/47	11,704	10,071
	Realty Income Corp.	5.375%	9/1/54	3,725	3,532
	Regency Centers LP	3.600%	2/1/27	4,754	4,639
	Regency Centers LP	4.125%	3/15/28	3,880	3,780
	Regency Centers LP	2.950%	9/15/29	8,940	8,191
	Regency Centers LP	3.700%	6/15/30	8,465	7,904
	Regency Centers LP	5.250%	1/15/34	5,760	5,680
	Regency Centers LP	5.100%	1/15/35	5,985	5,834
	Regency Centers LP	4.400%	2/1/47	5,750	4,730
	Regency Centers LP	4.650%	3/15/49	3,910	3,302
	Rexford Industrial Realty LP	5.000%	6/15/28	3,420	3,406
	Rexford Industrial Realty LP	2.125%	12/1/30	5,205	4,355
	Rexford Industrial Realty LP	2.150%	9/1/31	5,486	4,462
	Sabra Health Care LP	5.125%	8/15/26	14,590	14,590
	Sabra Health Care LP	3.900%	10/15/29	17,161	16,040
	Sabra Health Care LP	3.200%	12/1/31	1,871	1,605
	Safehold GL Holdings LLC	2.800%	6/15/31	3,145	2,686
	Safehold GL Holdings LLC	2.850%	1/15/32	8,910	7,489
	Safehold GL Holdings LLC	6.100%	4/1/34	2,753	2,800
	Safehold GL Holdings LLC	5.650%	1/15/35	4,860	4,737
	Simon Property Group LP	3.300%	1/15/26	3,612	3,562
	Simon Property Group LP	3.250%	11/30/26	6,517	6,356
	Simon Property Group LP	1.375%	1/15/27	4,059	3,804
	Simon Property Group LP	3.375%	6/15/27	15,813	15,370
	Simon Property Group LP	3.375%	12/1/27	14,355	13,889
	Simon Property Group LP	1.750%	2/1/28	15,725	14,387
	Simon Property Group LP	2.450%	9/13/29	23,393	21,022
	Simon Property Group LP	2.650%	7/15/30	9,048	8,048
	Simon Property Group LP	2.200%	2/1/31	5,950	5,061
	Simon Property Group LP	2.250%	1/15/32	8,745	7,255
	Simon Property Group LP	2.650%	2/1/32	7,751	6,596
	Simon Property Group LP	6.250%	1/15/34	7,430	7,883
	Simon Property Group LP	4.750%	9/26/34	18,400	17,439
	Simon Property Group LP	6.750%	2/1/40	12,728	14,032
	Simon Property Group LP	4.750%	3/15/42	2,401	2,147
	Simon Property Group LP	4.250%	10/1/44	1,764	1,452
	Simon Property Group LP	4.250%	11/30/46	8,665	7,070
	Simon Property Group LP	3.250%	9/13/49	13,861	9,280
	Simon Property Group LP	3.800%	7/15/50	12,867	9,472
	Simon Property Group LP	5.850%	3/8/53	8,000	8,054
	Simon Property Group LP	6.650%	1/15/54	6,800	7,550
	Store Capital LLC	4.500%	3/15/28	5,905	5,726
	Store Capital LLC	4.625%	3/15/29	4,685	4,508
	Store Capital LLC	2.750%	11/18/30	3,133	2,699
	Sun Communities Operating LP	2.300%	11/1/28	2,045	1,843
	Sun Communities Operating LP	5.500%	1/15/29	8,635	8,687
	Sun Communities Operating LP	4.200%	4/15/32	15,380	14,024
	Tanger Properties LP	3.125%	9/1/26	6,160	5,970
	Tanger Properties LP	3.875%	7/15/27	3,320	3,220
	Tanger Properties LP	2.750%	9/1/31	5,295	4,467
[2]	UDR Inc.	2.950%	9/1/26	8,930	8,656
[2]	UDR Inc.	3.500%	7/1/27	3,668	3,553
[2]	UDR Inc.	3.500%	1/15/28	6,670	6,378
[2]	UDR Inc.	3.200%	1/15/30	2,435	2,229
	UDR Inc.	3.000%	8/15/31	7,730	6,785
[2]	UDR Inc.	2.100%	8/1/32	3,164	2,512
[2]	UDR Inc.	1.900%	3/15/33	7,753	5,955
[2]	UDR Inc.	2.100%	6/15/33	3,950	3,041
	UDR Inc.	5.125%	9/1/34	3,260	3,156
	UDR Inc.	3.100%	11/1/34	4,905	3,988
	Ventas Realty LP	4.125%	1/15/26	4,313	4,279
	Ventas Realty LP	3.250%	10/15/26	2,715	2,641
	Ventas Realty LP	3.850%	4/1/27	6,302	6,156
	Ventas Realty LP	4.000%	3/1/28	15,618	15,199
	Ventas Realty LP	4.400%	1/15/29	6,834	6,656
	Ventas Realty LP	3.000%	1/15/30	8,375	7,550
	Ventas Realty LP	4.750%	11/15/30	6,989	6,830
	Ventas Realty LP	5.625%	7/1/34	3,174	3,191
106

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Ventas Realty LP	5.000%	1/15/35	9,045	8,639
Ventas Realty LP	5.700%	9/30/43	4,684	4,537
Ventas Realty LP	4.375%	2/1/45	5,080	4,140
Ventas Realty LP	4.875%	4/15/49	6,992	6,006
VICI Properties LP	4.750%	2/15/28	16,165	16,037
VICI Properties LP	4.950%	2/15/30	12,980	12,705
VICI Properties LP	5.125%	11/15/31	12,750	12,457
VICI Properties LP	5.125%	5/15/32	19,602	19,037
VICI Properties LP	5.750%	4/1/34	13,125	13,215
VICI Properties LP	5.625%	5/15/52	14,790	13,693
VICI Properties LP	6.125%	4/1/54	4,720	4,669
Welltower OP LLC	4.250%	4/1/26	23,405	23,294
Welltower OP LLC	2.700%	2/15/27	18,527	17,807
Welltower OP LLC	4.250%	4/15/28	8,910	8,725
Welltower OP LLC	4.125%	3/15/29	18,024	17,446
Welltower OP LLC	3.100%	1/15/30	13,617	12,398
Welltower OP LLC	2.750%	1/15/31	17,030	14,851
Welltower OP LLC	2.750%	1/15/32	6,525	5,553
Welltower OP LLC	3.850%	6/15/32	5,927	5,423
Welltower OP LLC	6.500%	3/15/41	6,057	6,480
Welltower OP LLC	5.125%	3/15/43	675	619
Welltower OP LLC	4.950%	9/1/48	4,342	3,890
Weyerhaeuser Co.	4.750%	5/15/26	5,317	5,316
Weyerhaeuser Co.	4.000%	11/15/29	4,601	4,389
Weyerhaeuser Co.	4.000%	4/15/30	13,090	12,399
Weyerhaeuser Co.	7.375%	3/15/32	5,939	6,614
Weyerhaeuser Co.	3.375%	3/9/33	6,062	5,265
Weyerhaeuser Co.	4.000%	3/9/52	4,507	3,385
WP Carey Inc.	4.250%	10/1/26	5,037	4,983
WP Carey Inc.	3.850%	7/15/29	5,361	5,100
WP Carey Inc.	2.250%	4/1/33	14,290	11,262
				3,431,883
Technology (2.2%)
Accenture Capital Inc.	3.900%	10/4/27	14,250	14,040
Accenture Capital Inc.	4.050%	10/4/29	14,125	13,709
Accenture Capital Inc.	4.250%	10/4/31	16,310	15,675
Accenture Capital Inc.	4.500%	10/4/34	11,335	10,768
Adobe Inc.	2.150%	2/1/27	13,845	13,207
Adobe Inc.	4.850%	4/4/27	6,530	6,574
Adobe Inc.	4.800%	4/4/29	10	10
Adobe Inc.	2.300%	2/1/30	16,651	14,807
Adobe Inc.	4.950%	4/4/34	9,785	9,693
Advanced Micro Devices Inc.	4.393%	6/1/52	2,683	2,239
Amdocs Ltd.	2.538%	6/15/30	9,000	7,823
Analog Devices Inc.	3.500%	12/5/26	7,198	7,066
Analog Devices Inc.	3.450%	6/15/27	8,018	7,813
Analog Devices Inc.	1.700%	10/1/28	15,205	13,639
Analog Devices Inc.	2.100%	10/1/31	15,791	13,226
Analog Devices Inc.	2.800%	10/1/41	20,051	14,111
Analog Devices Inc.	2.950%	10/1/51	17,986	11,399
Apple Inc.	2.750%	1/13/25	1	—
Apple Inc.	0.700%	2/8/26	23,305	22,391
Apple Inc.	3.250%	2/23/26	25,826	25,499
Apple Inc.	2.450%	8/4/26	49,983	48,498
Apple Inc.	2.050%	9/11/26	21,414	20,606
Apple Inc.	3.350%	2/9/27	37,846	37,070
Apple Inc.	3.200%	5/11/27	53,857	52,352
Apple Inc.	3.000%	6/20/27	7,274	7,053
Apple Inc.	2.900%	9/12/27	41,147	39,564
Apple Inc.	3.000%	11/13/27	19,174	18,510
Apple Inc.	1.200%	2/8/28	33,146	29,946
Apple Inc.	4.000%	5/10/28	33,490	33,004
Apple Inc.	1.400%	8/5/28	15,339	13,766
Apple Inc.	3.250%	8/8/29	1,010	954
Apple Inc.	2.200%	9/11/29	31,832	28,640
Apple Inc.	4.150%	5/10/30	6,952	6,884
Apple Inc.	1.650%	5/11/30	26,963	23,163
Apple Inc.	1.250%	8/20/30	24,791	20,699
Apple Inc.	1.650%	2/8/31	35,906	30,192
107

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Apple Inc.	1.700%	8/5/31	12,673	10,552
	Apple Inc.	3.350%	8/8/32	15,867	14,535
	Apple Inc.	4.500%	2/23/36	18,122	17,657
	Apple Inc.	2.375%	2/8/41	18,259	12,552
	Apple Inc.	3.850%	5/4/43	33,548	27,725
	Apple Inc.	4.450%	5/6/44	5,849	5,318
	Apple Inc.	3.450%	2/9/45	34,954	26,721
	Apple Inc.	4.375%	5/13/45	29,368	25,855
	Apple Inc.	4.650%	2/23/46	44,602	40,665
	Apple Inc.	3.850%	8/4/46	34,239	27,519
	Apple Inc.	3.750%	9/12/47	19,209	15,070
	Apple Inc.	3.750%	11/13/47	17,119	13,435
	Apple Inc.	2.950%	9/11/49	19,346	12,881
	Apple Inc.	2.650%	5/11/50	27,155	16,834
	Apple Inc.	2.400%	8/20/50	31,270	18,390
	Apple Inc.	2.650%	2/8/51	50,588	31,131
	Apple Inc.	2.700%	8/5/51	24,342	15,100
	Apple Inc.	3.950%	8/8/52	14,195	11,269
	Apple Inc.	4.850%	5/10/53	6,606	6,232
	Apple Inc.	2.550%	8/20/60	13,855	8,078
	Apple Inc.	2.800%	2/8/61	32,694	19,349
	Apple Inc.	2.850%	8/5/61	21,462	12,883
	Applied Materials Inc.	3.300%	4/1/27	15,491	15,088
	Applied Materials Inc.	1.750%	6/1/30	11,150	9,523
	Applied Materials Inc.	5.100%	10/1/35	11,623	11,612
	Applied Materials Inc.	5.850%	6/15/41	9,476	9,798
	Applied Materials Inc.	4.350%	4/1/47	12,224	10,334
	Applied Materials Inc.	2.750%	6/1/50	10,885	6,782
	Arrow Electronics Inc.	3.875%	1/12/28	7,145	6,878
	Arrow Electronics Inc.	2.950%	2/15/32	6,931	5,896
	Arrow Electronics Inc.	5.875%	4/10/34	6,630	6,656
	Atlassian Corp.	5.250%	5/15/29	6,650	6,694
	Atlassian Corp.	5.500%	5/15/34	6,995	7,028
	Autodesk Inc.	3.500%	6/15/27	10,165	9,869
	Autodesk Inc.	2.850%	1/15/30	7,800	7,063
	Autodesk Inc.	2.400%	12/15/31	14,625	12,280
	Automatic Data Processing Inc.	1.700%	5/15/28	19,604	17,895
	Automatic Data Processing Inc.	1.250%	9/1/30	19,130	15,889
	Automatic Data Processing Inc.	4.450%	9/9/34	10,430	9,913
	Avnet Inc.	4.625%	4/15/26	5,814	5,779
	Avnet Inc.	6.250%	3/15/28	6,555	6,733
	Avnet Inc.	3.000%	5/15/31	3,937	3,349
	Block Financial LLC	2.500%	7/15/28	6,527	5,936
	Block Financial LLC	3.875%	8/15/30	9,121	8,419
	Booz Allen Hamilton Inc.	5.950%	8/4/33	9,575	9,795
	Broadcom Corp.	3.875%	1/15/27	55,235	54,353
	Broadcom Corp.	3.500%	1/15/28	8,328	8,012
	Broadcom Inc.	3.459%	9/15/26	27,637	27,114
	Broadcom Inc.	5.050%	7/12/27	13,682	13,813
[7]	Broadcom Inc.	1.950%	2/15/28	11,100	10,160
	Broadcom Inc.	4.150%	2/15/28	6,730	6,616
	Broadcom Inc.	4.110%	9/15/28	23,894	23,335
[7]	Broadcom Inc.	4.000%	4/15/29	4,845	4,662
	Broadcom Inc.	4.750%	4/15/29	22,238	22,079
	Broadcom Inc.	5.050%	7/12/29	22,650	22,730
	Broadcom Inc.	4.350%	2/15/30	9,950	9,675
	Broadcom Inc.	5.000%	4/15/30	11,430	11,433
	Broadcom Inc.	4.150%	11/15/30	19,564	18,732
[7]	Broadcom Inc.	2.450%	2/15/31	61,765	53,283
	Broadcom Inc.	5.150%	11/15/31	6,951	6,994
[2]	Broadcom Inc.	4.550%	2/15/32	7,715	7,457
[7]	Broadcom Inc.	4.150%	4/15/32	16,087	15,067
	Broadcom Inc.	4.300%	11/15/32	28,290	26,681
[7]	Broadcom Inc.	2.600%	2/15/33	18,717	15,476
[7]	Broadcom Inc.	3.419%	4/15/33	37,143	32,511
[7]	Broadcom Inc.	3.469%	4/15/34	43,458	37,630
[7]	Broadcom Inc.	3.137%	11/15/35	39,760	32,453
[7]	Broadcom Inc.	3.187%	11/15/36	30,569	24,599
[7]	Broadcom Inc.	4.926%	5/15/37	32,132	30,561
[7]	Broadcom Inc.	3.500%	2/15/41	27,017	21,071
108

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Broadcom Inc.	3.750%	2/15/51	18,535	13,756
	Broadridge Financial Solutions Inc.	3.400%	6/27/26	4,150	4,070
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	10,385	9,386
	Broadridge Financial Solutions Inc.	2.600%	5/1/31	13,174	11,263
	Cadence Design Systems Inc.	4.200%	9/10/27	4,150	4,102
	Cadence Design Systems Inc.	4.300%	9/10/29	18,050	17,689
	Cadence Design Systems Inc.	4.700%	9/10/34	41,275	39,563
	CDW LLC	2.670%	12/1/26	9,190	8,813
	CDW LLC	4.250%	4/1/28	11,287	10,930
	CDW LLC	3.250%	2/15/29	8,300	7,651
	CDW LLC	5.100%	3/1/30	4,753	4,686
	CDW LLC	3.569%	12/1/31	10,692	9,528
	CDW LLC	5.550%	8/22/34	4,538	4,480
	CGI Inc.	1.450%	9/14/26	22,965	21,727
	CGI Inc.	2.300%	9/14/31	5,155	4,276
	Cintas Corp. No. 2	3.700%	4/1/27	13,529	13,256
	Cintas Corp. No. 2	4.000%	5/1/32	10,325	9,659
	Cisco Systems Inc.	2.950%	2/28/26	7,315	7,192
	Cisco Systems Inc.	2.500%	9/20/26	8,621	8,355
	Cisco Systems Inc.	4.800%	2/26/27	25,937	26,115
	Cisco Systems Inc.	4.850%	2/26/29	102,344	102,940
	Cisco Systems Inc.	4.950%	2/26/31	50,647	50,801
	Cisco Systems Inc.	5.050%	2/26/34	43,383	43,197
	Cisco Systems Inc.	5.900%	2/15/39	27,863	29,337
	Cisco Systems Inc.	5.500%	1/15/40	26,178	26,342
	Cisco Systems Inc.	5.300%	2/26/54	16,345	15,845
	Cisco Systems Inc.	5.350%	2/26/64	12,786	12,255
	Concentrix Corp.	6.650%	8/2/26	9,975	10,151
	Concentrix Corp.	6.600%	8/2/28	20,028	20,517
	Corning Inc.	4.700%	3/15/37	3,911	3,596
	Corning Inc.	5.750%	8/15/40	5,609	5,607
	Corning Inc.	4.750%	3/15/42	12,570	11,137
	Corning Inc.	5.350%	11/15/48	7,736	7,209
	Corning Inc.	3.900%	11/15/49	3,915	2,928
	Corning Inc.	4.375%	11/15/57	8,062	6,174
	Corning Inc.	5.850%	11/15/68	4,805	4,589
	Corning Inc.	5.450%	11/15/79	15,041	13,595
	Dell Inc.	7.100%	4/15/28	3,417	3,639
	Dell Inc.	6.500%	4/15/38	7,143	7,476
	Dell International LLC	6.020%	6/15/26	41,940	42,548
	Dell International LLC	4.900%	10/1/26	27,902	27,969
	Dell International LLC	6.100%	7/15/27	6,179	6,358
	Dell International LLC	5.250%	2/1/28	14,800	14,969
	Dell International LLC	5.300%	10/1/29	2,429	2,453
	Dell International LLC	4.350%	2/1/30	4,250	4,113
	Dell International LLC	6.200%	7/15/30	7,705	8,076
	Dell International LLC	5.750%	2/1/33	10,015	10,286
	Dell International LLC	4.850%	2/1/35	26,972	25,600
	Dell International LLC	8.100%	7/15/36	14,775	17,511
	Dell International LLC	3.375%	12/15/41	13,155	9,654
	Dell International LLC	8.350%	7/15/46	7,991	10,137
	Dell International LLC	3.450%	12/15/51	22,335	15,111
	DXC Technology Co.	1.800%	9/15/26	12,631	11,949
	DXC Technology Co.	2.375%	9/15/28	8,883	8,000
	Equifax Inc.	5.100%	12/15/27	2,755	2,770
	Equifax Inc.	5.100%	6/1/28	21,807	21,889
	Equifax Inc.	4.800%	9/15/29	4,970	4,910
	Equifax Inc.	3.100%	5/15/30	10,477	9,497
	Equifax Inc.	2.350%	9/15/31	19,405	16,223
	Fidelity National Information Services Inc.	1.150%	3/1/26	16,232	15,568
	Fidelity National Information Services Inc.	1.650%	3/1/28	6,970	6,304
	Fidelity National Information Services Inc.	3.750%	5/21/29	6,609	6,260
	Fidelity National Information Services Inc.	2.250%	3/1/31	19,966	16,922
	Fidelity National Information Services Inc.	3.100%	3/1/41	10,281	7,463
	Fidelity National Information Services Inc.	4.500%	8/15/46	3,337	2,713
	Fiserv Inc.	3.200%	7/1/26	26,281	25,697
	Fiserv Inc.	2.250%	6/1/27	13,328	12,571
	Fiserv Inc.	4.200%	10/1/28	13,890	13,509
	Fiserv Inc.	3.500%	7/1/29	41,644	39,071
	Fiserv Inc.	4.750%	3/15/30	13,915	13,733
109

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Fiserv Inc.	2.650%	6/1/30	15,049	13,299
Fiserv Inc.	5.625%	8/21/33	8,830	8,985
Fiserv Inc.	5.450%	3/15/34	16,054	16,057
Fiserv Inc.	5.150%	8/12/34	13,695	13,382
Fiserv Inc.	4.400%	7/1/49	30,841	25,161
Flex Ltd.	3.750%	2/1/26	8,744	8,618
Flex Ltd.	4.875%	6/15/29	11,210	10,987
Flex Ltd.	4.875%	5/12/30	4,986	4,864
Flex Ltd.	5.250%	1/15/32	8,600	8,476
Fortinet Inc.	1.000%	3/15/26	6,650	6,359
Fortinet Inc.	2.200%	3/15/31	6,575	5,588
Genpact Luxembourg Sarl	6.000%	6/4/29	5,355	5,471
Global Payments Inc.	1.200%	3/1/26	9,202	8,818
Global Payments Inc.	4.800%	4/1/26	11,419	11,397
Global Payments Inc.	2.150%	1/15/27	12,552	11,898
Global Payments Inc.	4.950%	8/15/27	4,682	4,689
Global Payments Inc.	4.450%	6/1/28	9,849	9,637
Global Payments Inc.	3.200%	8/15/29	21,708	19,896
Global Payments Inc.	2.900%	5/15/30	12,600	11,218
Global Payments Inc.	2.900%	11/15/31	13,235	11,315
Global Payments Inc.	5.400%	8/15/32	11,000	10,987
Global Payments Inc.	4.150%	8/15/49	10,261	7,656
Global Payments Inc.	5.950%	8/15/52	9,947	9,612
Hewlett Packard Enterprise Co.	1.750%	4/1/26	4,065	3,915
Hewlett Packard Enterprise Co.	4.450%	9/25/26	15,970	15,888
Hewlett Packard Enterprise Co.	4.400%	9/25/27	7,558	7,475
Hewlett Packard Enterprise Co.	5.250%	7/1/28	14,845	14,982
Hewlett Packard Enterprise Co.	4.550%	10/15/29	25,737	25,079
Hewlett Packard Enterprise Co.	4.850%	10/15/31	17,741	17,300
Hewlett Packard Enterprise Co.	5.000%	10/15/34	37,602	36,152
Hewlett Packard Enterprise Co.	6.350%	10/15/45	12,693	13,138
Hewlett Packard Enterprise Co.	5.600%	10/15/54	52,136	49,068
HP Inc.	1.450%	6/17/26	24,425	23,296
HP Inc.	3.000%	6/17/27	21,061	20,178
HP Inc.	4.750%	1/15/28	11,130	11,111
HP Inc.	4.000%	4/15/29	14,630	14,019
HP Inc.	3.400%	6/17/30	9,146	8,381
HP Inc.	2.650%	6/17/31	11,454	9,801
HP Inc.	4.200%	4/15/32	14,190	13,281
HP Inc.	5.500%	1/15/33	12,222	12,317
HP Inc.	6.000%	9/15/41	16,852	17,016
Hubbell Inc.	3.350%	3/1/26	4,848	4,768
Hubbell Inc.	3.150%	8/15/27	3,920	3,753
Hubbell Inc.	3.500%	2/15/28	12,530	12,021
Hubbell Inc.	2.300%	3/15/31	3,950	3,354
IBM International Capital Pte. Ltd.	4.900%	2/5/34	12,860	12,489
IBM International Capital Pte. Ltd.	5.300%	2/5/54	23,350	21,501
Intel Corp.	2.600%	5/19/26	21,109	20,469
Intel Corp.	3.750%	3/25/27	13,646	13,285
Intel Corp.	3.750%	8/5/27	10,458	10,142
Intel Corp.	4.875%	2/10/28	19,222	19,115
Intel Corp.	1.600%	8/12/28	12,801	11,311
Intel Corp.	2.450%	11/15/29	60,510	53,066
Intel Corp.	5.125%	2/10/30	12,240	12,123
Intel Corp.	3.900%	3/25/30	24,432	22,855
Intel Corp.	2.000%	8/12/31	15,638	12,591
Intel Corp.	4.150%	8/5/32	14,761	13,428
Intel Corp.	4.000%	12/15/32	15,050	13,494
Intel Corp.	5.200%	2/10/33	36,388	35,141
Intel Corp.	4.600%	3/25/40	6,697	5,566
Intel Corp.	2.800%	8/12/41	13,642	8,687
Intel Corp.	4.800%	10/1/41	14,686	12,210
Intel Corp.	4.250%	12/15/42	22,741	17,279
Intel Corp.	4.900%	7/29/45	9,853	7,947
Intel Corp.	4.100%	5/19/46	19,782	14,091
Intel Corp.	4.100%	5/11/47	810	574
Intel Corp.	3.734%	12/8/47	21,967	14,518
Intel Corp.	3.250%	11/15/49	27,399	16,384
Intel Corp.	4.750%	3/25/50	29,433	22,731
Intel Corp.	3.050%	8/12/51	16,823	9,555
110

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Intel Corp.	4.900%	8/5/52	22,582	17,779
	Intel Corp.	5.700%	2/10/53	39,431	34,872
	Intel Corp.	3.100%	2/15/60	16,175	8,609
	Intel Corp.	3.200%	8/12/61	11,946	6,459
	Intel Corp.	5.050%	8/5/62	13,950	10,869
	Intel Corp.	5.900%	2/10/63	17,965	16,117
	International Business Machines Corp.	4.500%	2/6/26	10,965	10,952
	International Business Machines Corp.	3.450%	2/19/26	18,367	18,122
	International Business Machines Corp.	3.300%	5/15/26	47,265	46,424
	International Business Machines Corp.	2.200%	2/9/27	100	95
	International Business Machines Corp.	1.700%	5/15/27	11,185	10,442
	International Business Machines Corp.	6.220%	8/1/27	5,310	5,509
	International Business Machines Corp.	6.500%	1/15/28	3,400	3,568
	International Business Machines Corp.	4.500%	2/6/28	20,210	20,080
	International Business Machines Corp.	3.500%	5/15/29	34,747	32,928
	International Business Machines Corp.	1.950%	5/15/30	39,190	33,635
	International Business Machines Corp.	5.875%	11/29/32	4,076	4,288
	International Business Machines Corp.	4.750%	2/6/33	15,040	14,734
	International Business Machines Corp.	4.150%	5/15/39	31,646	27,174
	International Business Machines Corp.	5.600%	11/30/39	4,580	4,576
	International Business Machines Corp.	2.850%	5/15/40	10,714	7,631
	International Business Machines Corp.	4.000%	6/20/42	16,675	13,581
	International Business Machines Corp.	4.250%	5/15/49	38,160	30,629
	International Business Machines Corp.	2.950%	5/15/50	6,715	4,220
	International Business Machines Corp.	4.900%	7/27/52	4,612	4,089
	International Business Machines Corp.	5.100%	2/6/53	22,340	20,449
	Intuit Inc.	1.350%	7/15/27	8,109	7,478
	Intuit Inc.	1.650%	7/15/30	9,803	8,261
	Intuit Inc.	5.200%	9/15/33	13,506	13,526
	Intuit Inc.	5.500%	9/15/53	8,710	8,530
	Jabil Inc.	1.700%	4/15/26	7,110	6,823
	Jabil Inc.	3.950%	1/12/28	9,535	9,221
	Jabil Inc.	3.600%	1/15/30	9,545	8,805
	Jabil Inc.	3.000%	1/15/31	9,744	8,576
	Juniper Networks Inc.	3.750%	8/15/29	10,418	9,892
	Juniper Networks Inc.	2.000%	12/10/30	5,605	4,681
	Juniper Networks Inc.	5.950%	3/15/41	5,785	5,692
	KLA Corp.	4.100%	3/15/29	15,136	14,751
	KLA Corp.	4.650%	7/15/32	7,425	7,269
	KLA Corp.	5.000%	3/15/49	7,581	6,980
	KLA Corp.	3.300%	3/1/50	16,344	11,284
	KLA Corp.	4.950%	7/15/52	18,618	16,871
	KLA Corp.	5.250%	7/15/62	12,633	11,796
	Kyndryl Holdings Inc.	2.050%	10/15/26	6,430	6,114
	Kyndryl Holdings Inc.	2.700%	10/15/28	7,063	6,463
	Kyndryl Holdings Inc.	3.150%	10/15/31	10,178	8,825
	Kyndryl Holdings Inc.	4.100%	10/15/41	7,165	5,673
	Lam Research Corp.	3.750%	3/15/26	15,960	15,798
	Lam Research Corp.	4.000%	3/15/29	12,437	12,090
	Lam Research Corp.	1.900%	6/15/30	16,976	14,535
	Lam Research Corp.	4.875%	3/15/49	11,816	10,599
	Lam Research Corp.	2.875%	6/15/50	22,389	14,120
	Lam Research Corp.	3.125%	6/15/60	7,290	4,453
	Leidos Inc.	4.375%	5/15/30	12,185	11,650
	Leidos Inc.	2.300%	2/15/31	15,875	13,322
	Marvell Technology Inc.	2.450%	4/15/28	9,511	8,774
[2]	Marvell Technology Inc.	4.875%	6/22/28	8,922	8,867
	Marvell Technology Inc.	2.950%	4/15/31	4,518	3,964
	Marvell Technology Inc.	5.950%	9/15/33	9,500	9,864
	Microchip Technology Inc.	4.900%	3/15/28	10,200	10,164
	Microchip Technology Inc.	5.050%	3/15/29	15,000	14,961
	Microchip Technology Inc.	5.050%	2/15/30	7,500	7,450
	Micron Technology Inc.	4.975%	2/6/26	5,754	5,758
	Micron Technology Inc.	4.185%	2/15/27	20,883	20,586
	Micron Technology Inc.	5.375%	4/15/28	10,140	10,247
	Micron Technology Inc.	5.327%	2/6/29	7,400	7,436
	Micron Technology Inc.	6.750%	11/1/29	20,884	22,216
	Micron Technology Inc.	4.663%	2/15/30	11,180	10,906
	Micron Technology Inc.	2.703%	4/15/32	11,575	9,694
	Micron Technology Inc.	5.875%	2/9/33	9,284	9,506
111

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Micron Technology Inc.	5.875%	9/15/33	12,450	12,771
	Micron Technology Inc.	3.366%	11/1/41	6,535	4,759
	Micron Technology Inc.	3.477%	11/1/51	5,977	4,014
	Microsoft Corp.	2.400%	8/8/26	51,704	50,173
	Microsoft Corp.	3.400%	9/15/26	15,726	15,483
	Microsoft Corp.	3.300%	2/6/27	56,869	55,670
	Microsoft Corp.	3.400%	6/15/27	4,946	4,839
	Microsoft Corp.	1.350%	9/15/30	9,889	8,372
	Microsoft Corp.	3.500%	2/12/35	20,002	18,096
	Microsoft Corp.	4.200%	11/3/35	4,328	4,128
	Microsoft Corp.	3.450%	8/8/36	44,427	38,651
	Microsoft Corp.	4.100%	2/6/37	10,894	10,165
	Microsoft Corp.	5.200%	6/1/39	2,355	2,436
	Microsoft Corp.	5.300%	2/8/41	2,660	2,861
	Microsoft Corp.	3.750%	2/12/45	1,260	1,047
	Microsoft Corp.	3.700%	8/8/46	56,826	45,307
	Microsoft Corp.	4.500%	6/15/47	5,884	5,292
	Microsoft Corp.	2.525%	6/1/50	101,680	62,417
	Microsoft Corp.	2.500%	9/15/50	22,522	13,626
	Microsoft Corp.	2.921%	3/17/52	80,267	53,076
	Microsoft Corp.	3.950%	8/8/56	2,222	1,768
	Microsoft Corp.	2.675%	6/1/60	78,379	45,739
	Microsoft Corp.	3.041%	3/17/62	18,955	12,113
	Moody's Corp.	3.250%	1/15/28	6,169	5,912
	Moody's Corp.	4.250%	2/1/29	5,527	5,411
	Moody's Corp.	2.000%	8/19/31	34,875	28,967
	Moody's Corp.	2.750%	8/19/41	11,565	7,966
	Moody's Corp.	5.250%	7/15/44	9,704	9,162
	Moody's Corp.	4.875%	12/17/48	3,383	3,004
	Moody's Corp.	3.250%	5/20/50	4,755	3,153
	Moody's Corp.	3.750%	2/25/52	8,202	6,021
	Moody's Corp.	3.100%	11/29/61	6,628	3,941
	Motorola Solutions Inc.	4.600%	2/23/28	13,730	13,606
	Motorola Solutions Inc.	4.600%	5/23/29	8,381	8,240
	Motorola Solutions Inc.	2.300%	11/15/30	5,835	4,994
	Motorola Solutions Inc.	2.750%	5/24/31	9,175	7,944
	Motorola Solutions Inc.	5.500%	9/1/44	7,140	6,861
	NetApp Inc.	2.375%	6/22/27	7,077	6,682
	NetApp Inc.	2.700%	6/22/30	22,850	20,151
	Nokia OYJ	4.375%	6/12/27	385	374
	Nokia OYJ	6.625%	5/15/39	7,509	7,635
	Nordson Corp.	5.600%	9/15/28	3,840	3,920
	Nordson Corp.	4.500%	12/15/29	7,025	6,853
	Nordson Corp.	5.800%	9/15/33	6,436	6,628
	NVIDIA Corp.	3.200%	9/16/26	22,817	22,370
	NVIDIA Corp.	1.550%	6/15/28	18,373	16,676
	NVIDIA Corp.	2.850%	4/1/30	5,919	5,420
	NVIDIA Corp.	2.000%	6/15/31	18,292	15,541
	NVIDIA Corp.	3.500%	4/1/40	21,663	17,902
	NVIDIA Corp.	3.500%	4/1/50	27,690	20,513
	NVIDIA Corp.	3.700%	4/1/60	8,448	6,236
	NXP BV	5.350%	3/1/26	7,631	7,661
	NXP BV	3.875%	6/18/26	9,452	9,320
	NXP BV	3.150%	5/1/27	9,100	8,750
	NXP BV	5.550%	12/1/28	21,436	21,786
	NXP BV	4.300%	6/18/29	20,683	20,042
	NXP BV	3.400%	5/1/30	18,972	17,445
	NXP BV	2.500%	5/11/31	18,001	15,320
	NXP BV	2.650%	2/15/32	21,142	17,780
	NXP BV	5.000%	1/15/33	9,271	9,013
	NXP BV	3.250%	5/11/41	13,047	9,517
	NXP BV	3.125%	2/15/42	6,456	4,493
	NXP BV	3.250%	11/30/51	7,549	4,824
	Oracle Corp.	1.650%	3/25/26	40,545	39,086
	Oracle Corp.	2.650%	7/15/26	64,026	62,109
	Oracle Corp.	2.800%	4/1/27	39,814	38,217
	Oracle Corp.	2.300%	3/25/28	23,719	21,929
	Oracle Corp.	4.500%	5/6/28	7,254	7,182
[2]	Oracle Corp.	4.200%	9/27/29	26,381	25,469
	Oracle Corp.	6.150%	11/9/29	9,840	10,314
112

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Oracle Corp.	2.950%	4/1/30	43,915	39,639
Oracle Corp.	4.650%	5/6/30	10,690	10,522
Oracle Corp.	3.250%	5/15/30	5,792	5,302
Oracle Corp.	2.875%	3/25/31	60,934	53,528
Oracle Corp.	4.900%	2/6/33	9,915	9,654
Oracle Corp.	4.300%	7/8/34	19,458	17,889
Oracle Corp.	4.700%	9/27/34	61,503	58,287
Oracle Corp.	3.900%	5/15/35	11,562	10,105
Oracle Corp.	3.850%	7/15/36	14,662	12,550
Oracle Corp.	3.800%	11/15/37	28,185	23,521
Oracle Corp.	6.500%	4/15/38	2,972	3,184
Oracle Corp.	6.125%	7/8/39	15,098	15,635
Oracle Corp.	3.600%	4/1/40	47,013	36,665
Oracle Corp.	5.375%	7/15/40	61,242	58,722
Oracle Corp.	3.650%	3/25/41	31,129	24,155
Oracle Corp.	4.500%	7/8/44	14,058	11,826
Oracle Corp.	4.125%	5/15/45	27,355	21,533
Oracle Corp.	4.000%	7/15/46	59,284	45,509
Oracle Corp.	4.000%	11/15/47	31,572	24,031
Oracle Corp.	3.600%	4/1/50	60,947	42,550
Oracle Corp.	3.950%	3/25/51	49,254	36,375
Oracle Corp.	6.900%	11/9/52	23,138	25,837
Oracle Corp.	5.550%	2/6/53	13,535	12,789
Oracle Corp.	5.375%	9/27/54	28,420	26,184
Oracle Corp.	4.375%	5/15/55	6,461	5,039
Oracle Corp.	3.850%	4/1/60	22,690	15,525
Oracle Corp.	4.100%	3/25/61	23,839	17,038
Oracle Corp.	5.500%	9/27/64	20,197	18,470
PayPal Holdings Inc.	2.650%	10/1/26	25,745	24,926
PayPal Holdings Inc.	2.850%	10/1/29	34,406	31,433
PayPal Holdings Inc.	2.300%	6/1/30	15,332	13,435
PayPal Holdings Inc.	5.150%	6/1/34	14,980	14,885
PayPal Holdings Inc.	3.250%	6/1/50	22,703	15,346
PayPal Holdings Inc.	5.050%	6/1/52	6,342	5,841
PayPal Holdings Inc.	5.500%	6/1/54	10,432	10,164
PayPal Holdings Inc.	5.250%	6/1/62	15,913	14,484
Qorvo Inc.	4.375%	10/15/29	11,312	10,611
QUALCOMM Inc.	3.250%	5/20/27	26,394	25,670
QUALCOMM Inc.	1.300%	5/20/28	23,052	20,672
QUALCOMM Inc.	2.150%	5/20/30	9,404	8,251
QUALCOMM Inc.	1.650%	5/20/32	16,387	13,060
QUALCOMM Inc.	4.250%	5/20/32	6,780	6,519
QUALCOMM Inc.	5.400%	5/20/33	10,828	11,162
QUALCOMM Inc.	4.650%	5/20/35	13,860	13,386
QUALCOMM Inc.	4.800%	5/20/45	13,569	12,222
QUALCOMM Inc.	4.300%	5/20/47	20,278	16,737
QUALCOMM Inc.	3.250%	5/20/50	10,891	7,413
QUALCOMM Inc.	4.500%	5/20/52	4,119	3,442
QUALCOMM Inc.	6.000%	5/20/53	15,291	15,941
Quanta Services Inc.	4.750%	8/9/27	14,800	14,773
Quanta Services Inc.	2.900%	10/1/30	13,165	11,750
Quanta Services Inc.	5.250%	8/9/34	8,600	8,409
Quanta Services Inc.	3.050%	10/1/41	6,876	4,829
RELX Capital Inc.	4.000%	3/18/29	5,886	5,686
RELX Capital Inc.	3.000%	5/22/30	10,148	9,210
RELX Capital Inc.	4.750%	5/20/32	8,520	8,288
Roper Technologies Inc.	3.800%	12/15/26	12,274	12,080
Roper Technologies Inc.	1.400%	9/15/27	11,340	10,382
Roper Technologies Inc.	4.200%	9/15/28	14,249	13,912
Roper Technologies Inc.	2.950%	9/15/29	14,475	13,216
Roper Technologies Inc.	4.500%	10/15/29	6,085	5,971
Roper Technologies Inc.	2.000%	6/30/30	11,300	9,629
Roper Technologies Inc.	4.750%	2/15/32	9,055	8,814
Roper Technologies Inc.	4.900%	10/15/34	10,437	10,035
S&P Global Inc.	2.950%	1/22/27	4,100	3,967
S&P Global Inc.	2.450%	3/1/27	10,491	10,028
S&P Global Inc.	4.750%	8/1/28	10,765	10,756
S&P Global Inc.	2.700%	3/1/29	13,222	12,170
S&P Global Inc.	4.250%	5/1/29	13,821	13,515
S&P Global Inc.	2.500%	12/1/29	11,573	10,397
113

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	S&P Global Inc.	1.250%	8/15/30	10,544	8,713
	S&P Global Inc.	2.900%	3/1/32	22,346	19,478
	S&P Global Inc.	3.250%	12/1/49	9,038	6,237
	S&P Global Inc.	3.700%	3/1/52	13,069	9,742
	S&P Global Inc.	2.300%	8/15/60	11,073	5,534
	S&P Global Inc.	3.900%	3/1/62	6,685	4,950
	Salesforce Inc.	3.700%	4/11/28	22,806	22,207
	Salesforce Inc.	1.500%	7/15/28	16,270	14,612
	Salesforce Inc.	1.950%	7/15/31	14,112	11,845
	Salesforce Inc.	2.700%	7/15/41	22,223	15,655
	Salesforce Inc.	2.900%	7/15/51	17,562	11,191
	Salesforce Inc.	3.050%	7/15/61	18,752	11,497
	ServiceNow Inc.	1.400%	9/1/30	19,299	16,022
	Skyworks Solutions Inc.	1.800%	6/1/26	14,054	13,459
	Skyworks Solutions Inc.	3.000%	6/1/31	12,164	10,411
	TD SYNNEX Corp.	1.750%	8/9/26	8,488	8,057
	TD SYNNEX Corp.	2.375%	8/9/28	9,298	8,430
	Teledyne FLIR LLC	2.500%	8/1/30	6,875	6,008
	Texas Instruments Inc.	1.125%	9/15/26	7,882	7,456
	Texas Instruments Inc.	2.900%	11/3/27	13,341	12,787
	Texas Instruments Inc.	4.600%	2/15/28	4,265	4,271
	Texas Instruments Inc.	2.250%	9/4/29	17,276	15,508
	Texas Instruments Inc.	1.750%	5/4/30	10,775	9,218
	Texas Instruments Inc.	1.900%	9/15/31	6,095	5,099
	Texas Instruments Inc.	4.900%	3/14/33	17,080	16,960
	Texas Instruments Inc.	4.850%	2/8/34	6,368	6,264
	Texas Instruments Inc.	3.875%	3/15/39	10,456	8,968
	Texas Instruments Inc.	4.150%	5/15/48	23,426	19,038
	Texas Instruments Inc.	2.700%	9/15/51	4,960	3,002
	Texas Instruments Inc.	4.100%	8/16/52	2,519	1,979
	Texas Instruments Inc.	5.000%	3/14/53	9,009	8,219
	Texas Instruments Inc.	5.150%	2/8/54	12,315	11,507
	Texas Instruments Inc.	5.050%	5/18/63	21,152	19,019
	TSMC Arizona Corp.	1.750%	10/25/26	17,403	16,502
	TSMC Arizona Corp.	3.875%	4/22/27	12,642	12,416
	TSMC Arizona Corp.	4.125%	4/22/29	6,625	6,444
	TSMC Arizona Corp.	2.500%	10/25/31	21,710	18,589
	TSMC Arizona Corp.	4.250%	4/22/32	5,780	5,518
	TSMC Arizona Corp.	3.125%	10/25/41	14,151	10,818
	TSMC Arizona Corp.	3.250%	10/25/51	23,830	17,059
	TSMC Arizona Corp.	4.500%	4/22/52	4,223	3,813
	Verisk Analytics Inc.	4.125%	3/15/29	11,722	11,360
	Verisk Analytics Inc.	5.250%	6/5/34	10,080	9,965
	Verisk Analytics Inc.	3.625%	5/15/50	16,613	11,610
	VMware LLC	1.400%	8/15/26	22,823	21,619
	VMware LLC	4.650%	5/15/27	13,697	13,639
	VMware LLC	3.900%	8/21/27	30,970	30,268
	VMware LLC	1.800%	8/15/28	11,834	10,615
	VMware LLC	4.700%	5/15/30	13,328	13,050
	VMware LLC	2.200%	8/15/31	19,434	16,118
	Western Digital Corp.	2.850%	2/1/29	6,915	6,152
	Western Digital Corp.	3.100%	2/1/32	7,285	6,067
	Workday Inc.	3.500%	4/1/27	14,191	13,825
	Workday Inc.	3.700%	4/1/29	4,559	4,336
	Workday Inc.	3.800%	4/1/32	12,905	11,740
	Xilinx Inc.	2.375%	6/1/30	11,220	9,888
					7,562,608
Utilities (2.5%)
	AEP Texas Inc.	3.950%	6/1/28	12,350	11,931
	AEP Texas Inc.	5.450%	5/15/29	3,302	3,346
[2]	AEP Texas Inc.	2.100%	7/1/30	6,968	5,962
	AEP Texas Inc.	5.700%	5/15/34	4,750	4,779
	AEP Texas Inc.	3.800%	10/1/47	5,700	4,089
[2]	AEP Texas Inc.	4.150%	5/1/49	1,000	754
[2]	AEP Texas Inc.	3.450%	1/15/50	2,230	1,498
	AEP Transmission Co. LLC	3.100%	12/1/26	6,433	6,252
	AEP Transmission Co. LLC	5.150%	4/1/34	2,215	2,180
	AEP Transmission Co. LLC	4.000%	12/1/46	7,175	5,626
	AEP Transmission Co. LLC	3.750%	12/1/47	7,885	5,842
114

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AEP Transmission Co. LLC	4.250%	9/15/48	6,723	5,353
	AEP Transmission Co. LLC	3.800%	6/15/49	6,966	5,162
	AEP Transmission Co. LLC	3.150%	9/15/49	5,533	3,637
[2]	AEP Transmission Co. LLC	3.650%	4/1/50	3,194	2,309
[2]	AEP Transmission Co. LLC	2.750%	8/15/51	1,297	778
[2]	AEP Transmission Co. LLC	4.500%	6/15/52	7,440	6,147
	AEP Transmission Co. LLC	5.400%	3/15/53	1,339	1,275
	AES Corp.	1.375%	1/15/26	11,714	11,275
	AES Corp.	5.450%	6/1/28	15,060	15,138
	AES Corp.	2.450%	1/15/31	18,203	15,172
	Alabama Power Co.	3.750%	9/1/27	7,886	7,712
[2]	Alabama Power Co.	1.450%	9/15/30	6,902	5,713
	Alabama Power Co.	3.940%	9/1/32	6,241	5,794
	Alabama Power Co.	5.850%	11/15/33	6,617	6,858
	Alabama Power Co.	6.000%	3/1/39	4,292	4,472
	Alabama Power Co.	3.850%	12/1/42	3,374	2,674
	Alabama Power Co.	4.150%	8/15/44	4,619	3,789
	Alabama Power Co.	3.750%	3/1/45	7,107	5,438
	Alabama Power Co.	4.300%	1/2/46	13,407	11,082
[2]	Alabama Power Co.	3.700%	12/1/47	12,920	9,613
[2]	Alabama Power Co.	4.300%	7/15/48	4,490	3,680
	Alabama Power Co.	3.450%	10/1/49	13,940	9,845
	Alabama Power Co.	3.125%	7/15/51	9,405	6,174
	Alabama Power Co.	3.000%	3/15/52	7,814	5,009
	Algonquin Power & Utilities Corp.	5.365%	6/15/26	8,125	8,167
	Ameren Corp.	3.650%	2/15/26	5,190	5,123
	Ameren Corp.	5.700%	12/1/26	5,811	5,905
	Ameren Corp.	1.950%	3/15/27	5,275	4,959
	Ameren Corp.	1.750%	3/15/28	6,210	5,618
	Ameren Corp.	5.000%	1/15/29	7,126	7,127
	Ameren Corp.	3.500%	1/15/31	38,939	35,513
	Ameren Illinois Co.	3.800%	5/15/28	7,625	7,388
	Ameren Illinois Co.	1.550%	11/15/30	4,720	3,904
	Ameren Illinois Co.	3.850%	9/1/32	3,399	3,118
	Ameren Illinois Co.	4.950%	6/1/33	7,175	7,044
	Ameren Illinois Co.	4.150%	3/15/46	1,585	1,308
	Ameren Illinois Co.	3.700%	12/1/47	6,661	4,995
	Ameren Illinois Co.	4.500%	3/15/49	9,198	7,766
	Ameren Illinois Co.	3.250%	3/15/50	795	541
	Ameren Illinois Co.	2.900%	6/15/51	6,025	3,778
	Ameren Illinois Co.	5.900%	12/1/52	7,510	7,676
	American Electric Power Co. Inc.	5.750%	11/1/27	6,536	6,691
	American Electric Power Co. Inc.	3.200%	11/13/27	625	599
[2]	American Electric Power Co. Inc.	4.300%	12/1/28	11,620	11,351
	American Electric Power Co. Inc.	5.200%	1/15/29	6,275	6,321
	American Electric Power Co. Inc.	5.950%	11/1/32	3,788	3,907
	American Electric Power Co. Inc.	5.625%	3/1/33	29,416	29,697
	American Electric Power Co. Inc.	3.250%	3/1/50	5,757	3,697
	American Electric Power Co. Inc.	6.950%	12/15/54	9,350	9,673
[2]	American Electric Power Co. Inc.	7.050%	12/15/54	10,470	10,842
	American Electric Power Co. Inc.	3.875%	2/15/62	6,253	5,891
	American Water Capital Corp.	2.950%	9/1/27	7,380	7,052
	American Water Capital Corp.	3.750%	9/1/28	6,074	5,842
	American Water Capital Corp.	3.450%	6/1/29	15,728	14,808
	American Water Capital Corp.	2.800%	5/1/30	6,479	5,809
	American Water Capital Corp.	2.300%	6/1/31	6,442	5,438
	American Water Capital Corp.	4.450%	6/1/32	3,249	3,099
	American Water Capital Corp.	5.150%	3/1/34	12,875	12,758
	American Water Capital Corp.	6.593%	10/15/37	8,751	9,636
	American Water Capital Corp.	4.300%	12/1/42	360	304
	American Water Capital Corp.	4.300%	9/1/45	7,141	5,849
	American Water Capital Corp.	4.000%	12/1/46	1,655	1,289
	American Water Capital Corp.	3.750%	9/1/47	9,898	7,348
	American Water Capital Corp.	4.200%	9/1/48	5,925	4,714
	American Water Capital Corp.	4.150%	6/1/49	7,540	5,944
	American Water Capital Corp.	3.450%	5/1/50	8,830	6,096
	American Water Capital Corp.	3.250%	6/1/51	6,130	4,082
	American Water Capital Corp.	5.450%	3/1/54	9,895	9,472
[2]	Appalachian Power Co.	3.300%	6/1/27	6,821	6,585
[2]	Appalachian Power Co.	2.700%	4/1/31	9,309	8,049
115

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Appalachian Power Co.	4.500%	8/1/32	12,763	12,010
	Appalachian Power Co.	5.650%	4/1/34	5,470	5,485
	Appalachian Power Co.	7.000%	4/1/38	4,462	4,903
	Appalachian Power Co.	4.400%	5/15/44	5,571	4,521
	Appalachian Power Co.	4.450%	6/1/45	9,823	7,928
[2]	Appalachian Power Co.	3.700%	5/1/50	4,139	2,876
	Arizona Public Service Co.	2.950%	9/15/27	1,550	1,475
	Arizona Public Service Co.	2.600%	8/15/29	4,954	4,476
	Arizona Public Service Co.	2.200%	12/15/31	1,775	1,455
	Arizona Public Service Co.	6.350%	12/15/32	7,559	7,986
	Arizona Public Service Co.	5.550%	8/1/33	10,785	10,791
	Arizona Public Service Co.	5.700%	8/15/34	3,410	3,448
	Arizona Public Service Co.	5.050%	9/1/41	465	422
	Arizona Public Service Co.	4.500%	4/1/42	3,497	2,953
	Arizona Public Service Co.	4.350%	11/15/45	2,065	1,672
	Arizona Public Service Co.	4.250%	3/1/49	5,731	4,456
	Arizona Public Service Co.	3.500%	12/1/49	610	418
	Arizona Public Service Co.	3.350%	5/15/50	725	489
	Arizona Public Service Co.	2.650%	9/15/50	3,454	1,997
	Atlantic City Electric Co.	2.300%	3/15/31	5,962	5,067
	Atmos Energy Corp.	3.000%	6/15/27	10,860	10,456
	Atmos Energy Corp.	2.625%	9/15/29	10,252	9,337
	Atmos Energy Corp.	1.500%	1/15/31	7,882	6,464
	Atmos Energy Corp.	5.450%	10/15/32	2,410	2,464
	Atmos Energy Corp.	5.900%	11/15/33	9,895	10,358
	Atmos Energy Corp.	5.500%	6/15/41	11,225	11,183
	Atmos Energy Corp.	4.150%	1/15/43	8,027	6,654
	Atmos Energy Corp.	4.125%	10/15/44	2,863	2,329
	Atmos Energy Corp.	4.300%	10/1/48	3,436	2,811
	Atmos Energy Corp.	3.375%	9/15/49	19,041	13,065
	Atmos Energy Corp.	2.850%	2/15/52	2,041	1,241
	Atmos Energy Corp.	5.750%	10/15/52	7,485	7,496
	Atmos Energy Corp.	6.200%	11/15/53	5,120	5,456
	Atmos Energy Corp.	5.000%	12/15/54	10,175	9,141
	Avangrid Inc.	3.800%	6/1/29	8,936	8,463
	Avista Corp.	4.350%	6/1/48	4,585	3,756
	Avista Corp.	4.000%	4/1/52	5,674	4,225
	Baltimore Gas & Electric Co.	2.400%	8/15/26	7,399	7,146
[2]	Baltimore Gas & Electric Co.	5.300%	6/1/34	2,183	2,180
	Baltimore Gas & Electric Co.	6.350%	10/1/36	1,534	1,643
	Baltimore Gas & Electric Co.	3.500%	8/15/46	549	397
[2]	Baltimore Gas & Electric Co.	3.750%	8/15/47	10,974	8,153
	Baltimore Gas & Electric Co.	4.250%	9/15/48	2,730	2,177
	Baltimore Gas & Electric Co.	3.200%	9/15/49	7,075	4,660
	Baltimore Gas & Electric Co.	2.900%	6/15/50	7,274	4,545
	Baltimore Gas & Electric Co.	4.550%	6/1/52	16,525	13,736
	Baltimore Gas & Electric Co.	5.400%	6/1/53	7,887	7,502
[2]	Baltimore Gas & Electric Co.	5.650%	6/1/54	2,970	2,927
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	1,960	1,866
	Berkshire Hathaway Energy Co.	3.700%	7/15/30	19,306	18,165
	Berkshire Hathaway Energy Co.	1.650%	5/15/31	33,453	27,174
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	11,165	11,732
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	6,369	6,582
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	8,027	7,609
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	12,156	10,511
	Berkshire Hathaway Energy Co.	3.800%	7/15/48	14,919	11,060
	Berkshire Hathaway Energy Co.	4.450%	1/15/49	3,716	3,060
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	17,330	13,667
	Berkshire Hathaway Energy Co.	2.850%	5/15/51	23,352	14,260
	Berkshire Hathaway Energy Co.	4.600%	5/1/53	12,665	10,498
	Black Hills Corp.	3.950%	1/15/26	3,910	3,869
	Black Hills Corp.	3.150%	1/15/27	5,150	4,969
	Black Hills Corp.	5.950%	3/15/28	3,645	3,753
	Black Hills Corp.	3.050%	10/15/29	13,127	11,994
	Black Hills Corp.	4.350%	5/1/33	6,759	6,224
	Black Hills Corp.	6.150%	5/15/34	12,280	12,772
	Black Hills Corp.	6.000%	1/15/35	6,830	7,043
	Black Hills Corp.	4.200%	9/15/46	4,060	3,162
[2]	CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	2,662	2,567
[2]	CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	2,329	2,253
116

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CenterPoint Energy Houston Electric LLC	5.200%	10/1/28	5,950	6,020
[2]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	5,365	4,570
[2]	CenterPoint Energy Houston Electric LLC	3.000%	3/1/32	3,213	2,795
[2]	CenterPoint Energy Houston Electric LLC	4.450%	10/1/32	4,759	4,524
	CenterPoint Energy Houston Electric LLC	4.950%	4/1/33	9,215	8,997
	CenterPoint Energy Houston Electric LLC	5.150%	3/1/34	12,600	12,446
	CenterPoint Energy Houston Electric LLC	5.050%	3/1/35	2,350	2,296
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	5,924	4,553
	CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	3,985	3,427
	CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	7,005	5,374
[2]	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	6,266	5,044
[2]	CenterPoint Energy Houston Electric LLC	2.900%	7/1/50	7,654	4,787
[2]	CenterPoint Energy Houston Electric LLC	3.350%	4/1/51	11,380	7,783
[2]	CenterPoint Energy Houston Electric LLC	3.600%	3/1/52	1,173	838
[2]	CenterPoint Energy Houston Electric LLC	4.850%	10/1/52	2,730	2,404
	CenterPoint Energy Houston Electric LLC	5.300%	4/1/53	2,778	2,617
	CenterPoint Energy Inc.	1.450%	6/1/26	15,448	14,752
	CenterPoint Energy Inc.	5.250%	8/10/26	4,050	4,080
	CenterPoint Energy Inc.	4.250%	11/1/28	1,610	1,557
	CenterPoint Energy Inc.	5.400%	6/1/29	7,601	7,685
	CenterPoint Energy Inc.	2.950%	3/1/30	14,388	12,930
	CenterPoint Energy Inc.	2.650%	6/1/31	3,746	3,218
	CenterPoint Energy Inc.	3.700%	9/1/49	9,988	7,088
[2]	CenterPoint Energy Inc.	6.850%	2/15/55	7,700	7,865
[2]	CenterPoint Energy Inc.	7.000%	2/15/55	6,400	6,579
	CenterPoint Energy Inc.	6.700%	5/15/55	10,100	10,065
	CenterPoint Energy Resources Corp.	5.250%	3/1/28	11,244	11,350
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	4,640	4,503
	CenterPoint Energy Resources Corp.	1.750%	10/1/30	7,051	5,907
	CenterPoint Energy Resources Corp.	5.400%	3/1/33	11,786	11,834
	CenterPoint Energy Resources Corp.	5.400%	7/1/34	2,110	2,105
	CenterPoint Energy Resources Corp.	5.850%	1/15/41	7,160	7,167
	CenterPoint Energy Resources Corp.	4.100%	9/1/47	4,325	3,370
	Cleco Corporate Holdings LLC	3.743%	5/1/26	1,482	1,452
	Cleco Corporate Holdings LLC	3.375%	9/15/29	500	448
	Cleco Corporate Holdings LLC	4.973%	5/1/46	10,762	8,953
	Cleveland Electric Illuminating Co.	5.950%	12/15/36	5,960	6,008
	CMS Energy Corp.	3.000%	5/15/26	6,300	6,147
	CMS Energy Corp.	3.450%	8/15/27	3,896	3,770
	CMS Energy Corp.	4.875%	3/1/44	4,522	4,006
[2]	CMS Energy Corp.	4.750%	6/1/50	14,032	13,232
	CMS Energy Corp.	3.750%	12/1/50	4,872	4,235
	Commonwealth Edison Co.	2.550%	6/15/26	12,894	12,520
[2]	Commonwealth Edison Co.	2.950%	8/15/27	3,830	3,675
	Commonwealth Edison Co.	3.700%	8/15/28	6,104	5,887
	Commonwealth Edison Co.	2.200%	3/1/30	5,469	4,794
	Commonwealth Edison Co.	4.900%	2/1/33	3,360	3,289
	Commonwealth Edison Co.	5.300%	6/1/34	2,800	2,806
	Commonwealth Edison Co.	5.900%	3/15/36	5,766	5,984
	Commonwealth Edison Co.	6.450%	1/15/38	8,868	9,579
	Commonwealth Edison Co.	3.800%	10/1/42	2,295	1,809
	Commonwealth Edison Co.	4.600%	8/15/43	7,025	6,132
	Commonwealth Edison Co.	4.700%	1/15/44	7,634	6,740
	Commonwealth Edison Co.	3.700%	3/1/45	7,694	5,861
	Commonwealth Edison Co.	4.350%	11/15/45	7,696	6,439
	Commonwealth Edison Co.	3.650%	6/15/46	12,863	9,598
[2]	Commonwealth Edison Co.	3.750%	8/15/47	5,504	4,104
	Commonwealth Edison Co.	4.000%	3/1/48	13,592	10,593
	Commonwealth Edison Co.	4.000%	3/1/49	7,751	5,957
[2]	Commonwealth Edison Co.	3.200%	11/15/49	8,750	5,771
	Commonwealth Edison Co.	3.000%	3/1/50	8,399	5,404
[2]	Commonwealth Edison Co.	2.750%	9/1/51	1,263	750
	Commonwealth Edison Co.	5.300%	2/1/53	4,653	4,383
	Commonwealth Edison Co.	5.650%	6/1/54	3,060	3,014
[2]	Connecticut Light & Power Co.	3.200%	3/15/27	7,375	7,152
[2]	Connecticut Light & Power Co.	2.050%	7/1/31	6,565	5,488
	Connecticut Light & Power Co.	4.900%	7/1/33	3,655	3,570
	Connecticut Light & Power Co.	4.950%	8/15/34	1,965	1,917
	Connecticut Light & Power Co.	4.300%	4/15/44	6,520	5,447
[2]	Connecticut Light & Power Co.	4.150%	6/1/45	5,890	4,802
117

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Connecticut Light & Power Co.	4.000%	4/1/48	14,802	11,606
	Connecticut Light & Power Co.	5.250%	1/15/53	7,705	7,273
[2]	Consolidated Edison Co. of New York Inc.	3.125%	11/15/27	1,275	1,221
[2]	Consolidated Edison Co. of New York Inc.	4.000%	12/1/28	1,895	1,845
[2]	Consolidated Edison Co. of New York Inc.	3.350%	4/1/30	7,375	6,856
	Consolidated Edison Co. of New York Inc.	5.200%	3/1/33	9,683	9,701
	Consolidated Edison Co. of New York Inc.	5.500%	3/15/34	2,950	3,002
	Consolidated Edison Co. of New York Inc.	5.375%	5/15/34	1,500	1,516
[2]	Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	6,937	6,889
	Consolidated Edison Co. of New York Inc.	5.125%	3/15/35	15,072	14,814
[2]	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	6,559	6,779
[2]	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	4,940	5,225
[2]	Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	840	890
[2]	Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	2,569	2,837
[2]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	12,517	12,362
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	11,780	11,731
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	7,970	6,371
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	16,536	14,107
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	10,260	8,675
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	16,463	12,537
[2]	Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	9,582	7,269
[2]	Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	9,604	7,543
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/51	7,120	4,643
	Consolidated Edison Co. of New York Inc.	6.150%	11/15/52	6,725	7,055
	Consolidated Edison Co. of New York Inc.	5.900%	11/15/53	5,840	5,932
	Consolidated Edison Co. of New York Inc.	5.700%	5/15/54	6,550	6,506
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	12,509	10,499
	Consolidated Edison Co. of New York Inc.	5.500%	3/15/55	14,275	13,732
[2]	Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	6,807	5,303
[2]	Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	4,510	3,311
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	19,899	15,949
	Consolidated Edison Co. of New York Inc.	3.700%	11/15/59	8,719	6,068
[2]	Consolidated Edison Co. of New York Inc.	3.000%	12/1/60	1,015	597
	Consolidated Edison Co. of New York Inc.	3.600%	6/15/61	7,823	5,308
	Constellation Energy Generation LLC	5.600%	3/1/28	9,674	9,864
	Constellation Energy Generation LLC	5.800%	3/1/33	11,749	12,010
	Constellation Energy Generation LLC	6.125%	1/15/34	7,555	7,903
	Constellation Energy Generation LLC	6.250%	10/1/39	8,665	9,022
	Constellation Energy Generation LLC	5.750%	10/1/41	4,758	4,638
	Constellation Energy Generation LLC	5.600%	6/15/42	13,441	12,964
	Constellation Energy Generation LLC	6.500%	10/1/53	2,138	2,271
	Constellation Energy Generation LLC	5.750%	3/15/54	12,028	11,691
	Consumers Energy Co.	4.650%	3/1/28	3,900	3,886
	Consumers Energy Co.	3.800%	11/15/28	5,424	5,226
	Consumers Energy Co.	4.900%	2/15/29	3,015	3,023
	Consumers Energy Co.	4.600%	5/30/29	6,490	6,430
	Consumers Energy Co.	4.700%	1/15/30	7,815	7,754
	Consumers Energy Co.	3.600%	8/15/32	5,005	4,530
	Consumers Energy Co.	4.625%	5/15/33	5,590	5,389
	Consumers Energy Co.	3.950%	5/15/43	5,323	4,333
	Consumers Energy Co.	3.250%	8/15/46	8,541	6,149
	Consumers Energy Co.	3.950%	7/15/47	5,869	4,578
	Consumers Energy Co.	4.050%	5/15/48	3,652	2,908
	Consumers Energy Co.	4.350%	4/15/49	14,484	12,044
	Consumers Energy Co.	3.750%	2/15/50	1,567	1,183
	Consumers Energy Co.	3.100%	8/15/50	9,392	6,334
	Consumers Energy Co.	3.500%	8/1/51	21,825	15,875
	Consumers Energy Co.	2.650%	8/15/52	2,947	1,777
	Consumers Energy Co.	4.200%	9/1/52	4,818	3,880
	Consumers Energy Co.	2.500%	5/1/60	7,331	4,031
	Dayton Power & Light Co.	3.950%	6/15/49	5,859	4,291
	Delmarva Power & Light Co.	4.150%	5/15/45	5,028	4,026
[2]	Dominion Energy Inc.	1.450%	4/15/26	6,932	6,648
[2]	Dominion Energy Inc.	2.850%	8/15/26	6,952	6,748
[2]	Dominion Energy Inc.	3.600%	3/15/27	7,799	7,610
	Dominion Energy Inc.	4.250%	6/1/28	9,059	8,884
[2]	Dominion Energy Inc.	3.375%	4/1/30	47,521	43,707
[2]	Dominion Energy Inc.	2.250%	8/15/31	4,641	3,864
[2]	Dominion Energy Inc.	4.350%	8/15/32	5,469	5,124
	Dominion Energy Inc.	5.375%	11/15/32	9,515	9,527
118

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Dominion Energy Inc.	6.300%	3/15/33	9,613	10,111
[2]	Dominion Energy Inc.	5.250%	8/1/33	6,164	6,079
[2]	Dominion Energy Inc.	5.950%	6/15/35	5,575	5,719
	Dominion Energy Inc.	7.000%	6/15/38	4,455	4,948
[2]	Dominion Energy Inc.	3.300%	4/15/41	8,700	6,400
[2]	Dominion Energy Inc.	4.900%	8/1/41	13,311	11,892
[2]	Dominion Energy Inc.	4.050%	9/15/42	7,091	5,582
	Dominion Energy Inc.	4.700%	12/1/44	5,261	4,441
[2]	Dominion Energy Inc.	4.600%	3/15/49	3,206	2,639
[2]	Dominion Energy Inc.	4.850%	8/15/52	15,858	13,619
[2]	Dominion Energy Inc.	7.000%	6/1/54	3,525	3,718
[2]	Dominion Energy Inc.	6.875%	2/1/55	5,500	5,717
	Dominion Energy Inc.	6.625%	5/15/55	15,075	15,345
[2]	Dominion Energy South Carolina Inc.	2.300%	12/1/31	4,821	4,032
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	6,380	6,915
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	5,677	5,907
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	6,532	6,369
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	4,610	4,003
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	5,643	5,062
	DTE Electric Co.	4.850%	12/1/26	6,640	6,689
[2]	DTE Electric Co.	1.900%	4/1/28	2,560	2,342
	DTE Electric Co.	2.250%	3/1/30	27,201	23,962
[2]	DTE Electric Co.	2.625%	3/1/31	8,270	7,240
	DTE Electric Co.	5.200%	4/1/33	12,478	12,477
	DTE Electric Co.	5.200%	3/1/34	16,625	16,565
[2]	DTE Electric Co.	4.000%	4/1/43	7,006	5,688
	DTE Electric Co.	4.300%	7/1/44	1,689	1,419
	DTE Electric Co.	3.700%	3/15/45	5,478	4,200
	DTE Electric Co.	3.750%	8/15/47	7,594	5,715
	DTE Electric Co.	3.950%	3/1/49	6,022	4,704
	DTE Electric Co.	2.950%	3/1/50	8,571	5,555
[2]	DTE Electric Co.	3.250%	4/1/51	1,920	1,304
	DTE Energy Co.	2.850%	10/1/26	42,554	41,226
	DTE Energy Co.	4.950%	7/1/27	3,170	3,182
	DTE Energy Co.	4.875%	6/1/28	7,581	7,556
	DTE Energy Co.	5.100%	3/1/29	20,088	20,129
[2]	DTE Energy Co.	3.400%	6/15/29	14,225	13,304
	DTE Energy Co.	2.950%	3/1/30	4,154	3,727
	DTE Energy Co.	5.850%	6/1/34	24,949	25,610
	Duke Energy Carolinas LLC	2.950%	12/1/26	9,597	9,318
	Duke Energy Carolinas LLC	3.950%	11/15/28	16,346	15,873
[2]	Duke Energy Carolinas LLC	6.000%	12/1/28	5,320	5,527
	Duke Energy Carolinas LLC	2.450%	8/15/29	6,702	6,026
	Duke Energy Carolinas LLC	2.450%	2/1/30	7,833	6,968
	Duke Energy Carolinas LLC	2.550%	4/15/31	6,315	5,468
	Duke Energy Carolinas LLC	6.450%	10/15/32	7,649	8,222
	Duke Energy Carolinas LLC	4.950%	1/15/33	12,857	12,646
	Duke Energy Carolinas LLC	4.850%	1/15/34	5,665	5,494
	Duke Energy Carolinas LLC	6.100%	6/1/37	5,246	5,461
	Duke Energy Carolinas LLC	6.000%	1/15/38	7,937	8,238
	Duke Energy Carolinas LLC	6.050%	4/15/38	8,900	9,353
	Duke Energy Carolinas LLC	5.300%	2/15/40	11,491	11,229
	Duke Energy Carolinas LLC	4.250%	12/15/41	7,552	6,383
	Duke Energy Carolinas LLC	4.000%	9/30/42	15,474	12,526
	Duke Energy Carolinas LLC	3.875%	3/15/46	16,909	13,067
	Duke Energy Carolinas LLC	3.700%	12/1/47	11,639	8,595
	Duke Energy Carolinas LLC	3.950%	3/15/48	4,960	3,799
	Duke Energy Carolinas LLC	3.200%	8/15/49	9,782	6,508
	Duke Energy Carolinas LLC	3.450%	4/15/51	3,461	2,383
	Duke Energy Carolinas LLC	5.350%	1/15/53	8,137	7,726
	Duke Energy Carolinas LLC	5.400%	1/15/54	790	758
	Duke Energy Corp.	2.650%	9/1/26	16,108	15,592
	Duke Energy Corp.	4.850%	1/5/27	1,920	1,925
	Duke Energy Corp.	3.150%	8/15/27	17,566	16,862
	Duke Energy Corp.	5.000%	12/8/27	5,730	5,773
	Duke Energy Corp.	4.300%	3/15/28	5,150	5,070
	Duke Energy Corp.	3.400%	6/15/29	4,280	4,009
	Duke Energy Corp.	2.450%	6/1/30	19,456	17,035
	Duke Energy Corp.	2.550%	6/15/31	19,193	16,402
	Duke Energy Corp.	4.500%	8/15/32	5,844	5,565
119

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duke Energy Corp.	5.750%	9/15/33	11,040	11,314
	Duke Energy Corp.	5.450%	6/15/34	5,551	5,540
	Duke Energy Corp.	3.300%	6/15/41	4,210	3,082
	Duke Energy Corp.	4.800%	12/15/45	6,410	5,521
	Duke Energy Corp.	3.750%	9/1/46	11,673	8,582
	Duke Energy Corp.	3.950%	8/15/47	3,492	2,595
	Duke Energy Corp.	4.200%	6/15/49	8,462	6,509
	Duke Energy Corp.	3.500%	6/15/51	11,700	7,898
	Duke Energy Corp.	5.000%	8/15/52	18,309	15,957
	Duke Energy Corp.	6.100%	9/15/53	26,260	26,638
	Duke Energy Corp.	5.800%	6/15/54	36,590	35,652
	Duke Energy Corp.	6.450%	9/1/54	7,270	7,381
	Duke Energy Corp.	3.250%	1/15/82	3,588	3,345
	Duke Energy Florida LLC	3.200%	1/15/27	5,517	5,370
	Duke Energy Florida LLC	3.800%	7/15/28	6,553	6,348
	Duke Energy Florida LLC	2.500%	12/1/29	30,593	27,481
	Duke Energy Florida LLC	1.750%	6/15/30	7,725	6,545
	Duke Energy Florida LLC	2.400%	12/15/31	7,299	6,151
	Duke Energy Florida LLC	6.350%	9/15/37	10,357	11,001
	Duke Energy Florida LLC	6.400%	6/15/38	11,877	12,765
	Duke Energy Florida LLC	5.650%	4/1/40	2,790	2,796
	Duke Energy Florida LLC	3.850%	11/15/42	2,181	1,712
	Duke Energy Florida LLC	3.400%	10/1/46	10,280	7,263
	Duke Energy Florida LLC	4.200%	7/15/48	7,335	5,857
	Duke Energy Florida LLC	3.000%	12/15/51	6,761	4,202
	Duke Energy Florida LLC	5.950%	11/15/52	1,510	1,535
	Duke Energy Florida LLC	6.200%	11/15/53	6,653	7,004
[2]	Duke Energy Florida Project Finance LLC	2.538%	9/1/29	3,306	3,130
	Duke Energy Indiana LLC	5.250%	3/1/34	2,862	2,860
	Duke Energy Indiana LLC	6.120%	10/15/35	1,776	1,866
	Duke Energy Indiana LLC	6.350%	8/15/38	9,992	10,708
	Duke Energy Indiana LLC	6.450%	4/1/39	4,522	4,871
[2]	Duke Energy Indiana LLC	4.900%	7/15/43	4,587	4,143
	Duke Energy Indiana LLC	3.750%	5/15/46	13,123	9,772
[2]	Duke Energy Indiana LLC	3.250%	10/1/49	6,557	4,391
	Duke Energy Indiana LLC	2.750%	4/1/50	7,429	4,471
	Duke Energy Indiana LLC	5.400%	4/1/53	3,073	2,904
	Duke Energy Ohio Inc.	3.650%	2/1/29	15,968	15,250
	Duke Energy Ohio Inc.	2.125%	6/1/30	5,305	4,587
	Duke Energy Ohio Inc.	5.250%	4/1/33	8,926	8,921
	Duke Energy Ohio Inc.	3.700%	6/15/46	7,148	5,275
	Duke Energy Ohio Inc.	4.300%	2/1/49	4,517	3,611
	Duke Energy Ohio Inc.	5.650%	4/1/53	5,588	5,451
	Duke Energy Ohio Inc.	5.550%	3/15/54	4,425	4,272
	Duke Energy Progress LLC	3.700%	9/1/28	8,625	8,304
	Duke Energy Progress LLC	3.450%	3/15/29	14,669	13,904
	Duke Energy Progress LLC	2.000%	8/15/31	12,816	10,603
	Duke Energy Progress LLC	5.250%	3/15/33	9,788	9,799
	Duke Energy Progress LLC	5.100%	3/15/34	6,600	6,526
	Duke Energy Progress LLC	6.300%	4/1/38	5,970	6,326
	Duke Energy Progress LLC	4.100%	5/15/42	4,127	3,376
	Duke Energy Progress LLC	4.100%	3/15/43	7,767	6,309
	Duke Energy Progress LLC	4.375%	3/30/44	8,002	6,719
	Duke Energy Progress LLC	4.150%	12/1/44	10,429	8,463
	Duke Energy Progress LLC	4.200%	8/15/45	9,447	7,633
	Duke Energy Progress LLC	3.700%	10/15/46	6,004	4,437
	Duke Energy Progress LLC	3.600%	9/15/47	9,430	6,837
	Duke Energy Progress LLC	2.500%	8/15/50	5,362	3,093
	Duke Energy Progress LLC	2.900%	8/15/51	9,275	5,704
	Duke Energy Progress LLC	4.000%	4/1/52	6,015	4,581
	Duke Energy Progress LLC	5.350%	3/15/53	980	926
[2]	Duke Energy Progress NC Storm Funding LLC	1.295%	7/1/28	2,598	2,424
[2]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/37	4,700	3,770
[2]	Duke Energy Progress NC Storm Funding LLC	2.799%	7/1/41	4,175	3,088
[7]	East Ohio Gas Co.	2.000%	6/15/30	1,000	858
	Edison International	5.750%	6/15/27	16,174	16,441
	Edison International	4.125%	3/15/28	8,107	7,860
	Edison International	5.450%	6/15/29	6,770	6,829
	Edison International	6.950%	11/15/29	12,580	13,440
	Edison International	5.250%	3/15/32	2,725	2,696
120

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	El Paso Electric Co.	6.000%	5/15/35	4,615	4,630
	El Paso Electric Co.	5.000%	12/1/44	4,618	3,939
	Emera US Finance LP	3.550%	6/15/26	10,056	9,849
	Emera US Finance LP	4.750%	6/15/46	25,733	21,320
	Enel Americas SA	4.000%	10/25/26	7,778	7,600
	Enel Chile SA	4.875%	6/12/28	13,501	13,299
	Entergy Arkansas LLC	3.500%	4/1/26	6,528	6,440
	Entergy Arkansas LLC	4.000%	6/1/28	2,200	2,145
	Entergy Arkansas LLC	5.150%	1/15/33	1,428	1,423
	Entergy Arkansas LLC	5.450%	6/1/34	2,750	2,786
	Entergy Arkansas LLC	4.200%	4/1/49	4,014	3,188
	Entergy Arkansas LLC	2.650%	6/15/51	10,787	6,370
	Entergy Arkansas LLC	5.750%	6/1/54	4,410	4,365
	Entergy Corp.	2.950%	9/1/26	11,839	11,493
	Entergy Corp.	1.900%	6/15/28	2,823	2,549
	Entergy Corp.	2.800%	6/15/30	18,520	16,496
	Entergy Corp.	2.400%	6/15/31	10,469	8,842
	Entergy Corp.	3.750%	6/15/50	8,846	6,267
	Entergy Corp.	7.125%	12/1/54	16,115	16,422
	Entergy Louisiana LLC	2.400%	10/1/26	8,018	7,720
	Entergy Louisiana LLC	3.120%	9/1/27	6,267	6,024
	Entergy Louisiana LLC	3.250%	4/1/28	5,637	5,359
	Entergy Louisiana LLC	1.600%	12/15/30	4,480	3,691
	Entergy Louisiana LLC	3.050%	6/1/31	8,472	7,540
	Entergy Louisiana LLC	2.350%	6/15/32	15,645	13,015
	Entergy Louisiana LLC	4.000%	3/15/33	13,705	12,547
	Entergy Louisiana LLC	5.350%	3/15/34	2,822	2,821
	Entergy Louisiana LLC	3.100%	6/15/41	8,062	5,780
	Entergy Louisiana LLC	4.950%	1/15/45	12,110	10,695
	Entergy Louisiana LLC	4.200%	9/1/48	6,900	5,484
	Entergy Louisiana LLC	4.200%	4/1/50	10,925	8,582
	Entergy Louisiana LLC	2.900%	3/15/51	8,570	5,260
	Entergy Louisiana LLC	4.750%	9/15/52	3,527	3,034
	Entergy Louisiana LLC	5.700%	3/15/54	6,674	6,588
	Entergy Mississippi LLC	2.850%	6/1/28	11,589	10,867
	Entergy Mississippi LLC	5.000%	9/1/33	4,000	3,914
	Entergy Mississippi LLC	3.850%	6/1/49	9,640	7,160
	Entergy Mississippi LLC	3.500%	6/1/51	5,000	3,468
	Entergy Mississippi LLC	5.850%	6/1/54	8,600	8,649
	Entergy Texas Inc.	4.000%	3/30/29	5,000	4,837
	Entergy Texas Inc.	1.750%	3/15/31	8,181	6,739
	Entergy Texas Inc.	4.500%	3/30/39	1,034	916
	Entergy Texas Inc.	3.550%	9/30/49	6,147	4,311
	Entergy Texas Inc.	5.800%	9/1/53	2,865	2,863
	Entergy Texas Inc.	5.550%	9/15/54	4,600	4,459
	Essential Utilities Inc.	4.800%	8/15/27	11,850	11,830
	Essential Utilities Inc.	3.566%	5/1/29	13,159	12,381
	Essential Utilities Inc.	2.704%	4/15/30	8,230	7,319
	Essential Utilities Inc.	5.375%	1/15/34	6,479	6,419
	Essential Utilities Inc.	4.276%	5/1/49	6,615	5,177
	Essential Utilities Inc.	3.351%	4/15/50	7,794	5,116
	Essential Utilities Inc.	5.300%	5/1/52	11,480	10,428
	Evergy Inc.	2.900%	9/15/29	24,907	22,646
	Evergy Inc.	6.650%	6/1/55	6,200	6,214
	Evergy Kansas Central Inc.	2.550%	7/1/26	6,601	6,403
	Evergy Kansas Central Inc.	3.100%	4/1/27	13,500	13,062
	Evergy Kansas Central Inc.	4.125%	3/1/42	10,630	8,660
	Evergy Kansas Central Inc.	4.100%	4/1/43	5,640	4,530
	Evergy Kansas Central Inc.	4.250%	12/1/45	4,329	3,487
	Evergy Kansas Central Inc.	3.250%	9/1/49	5,450	3,598
	Evergy Kansas Central Inc.	3.450%	4/15/50	2,980	2,054
	Evergy Kansas Central Inc.	5.700%	3/15/53	2,820	2,771
[2]	Evergy Metro Inc.	2.250%	6/1/30	6,971	6,038
	Evergy Metro Inc.	4.950%	4/15/33	4,400	4,292
	Evergy Metro Inc.	5.400%	4/1/34	9,500	9,502
	Evergy Metro Inc.	5.300%	10/1/41	5,222	4,934
	Evergy Metro Inc.	4.200%	6/15/47	7,345	5,787
	Evergy Metro Inc.	4.200%	3/15/48	3,123	2,474
[2]	Evergy Metro Inc.	4.125%	4/1/49	3,263	2,526
[7]	Evergy Missouri West Inc.	5.650%	6/1/34	3,250	3,279
121

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Eversource Energy	4.750%	5/15/26	100	100
[2]	Eversource Energy	3.300%	1/15/28	7,986	7,590
	Eversource Energy	5.450%	3/1/28	20,166	20,420
[2]	Eversource Energy	4.250%	4/1/29	12,145	11,733
[2]	Eversource Energy	1.650%	8/15/30	10,920	9,077
	Eversource Energy	2.550%	3/15/31	5,453	4,665
	Eversource Energy	5.850%	4/15/31	22,965	23,547
	Eversource Energy	3.375%	3/1/32	8,342	7,306
	Eversource Energy	5.125%	5/15/33	14,459	14,046
	Eversource Energy	5.500%	1/1/34	7,985	7,925
	Eversource Energy	5.950%	7/15/34	3,198	3,279
	Eversource Energy	3.450%	1/15/50	3,903	2,669
	Exelon Corp.	3.400%	4/15/26	15,435	15,179
	Exelon Corp.	2.750%	3/15/27	1,540	1,474
	Exelon Corp.	5.150%	3/15/28	12,548	12,624
	Exelon Corp.	5.150%	3/15/29	7,964	8,002
	Exelon Corp.	4.050%	4/15/30	25,598	24,388
	Exelon Corp.	3.350%	3/15/32	5,506	4,876
	Exelon Corp.	5.450%	3/15/34	13,840	13,823
[2]	Exelon Corp.	4.950%	6/15/35	9,967	9,419
	Exelon Corp.	5.625%	6/15/35	11,534	11,568
	Exelon Corp.	5.100%	6/15/45	6,822	6,166
	Exelon Corp.	5.600%	3/15/53	20,769	19,995
[2]	FirstEnergy Corp.	3.900%	7/15/27	11,479	11,192
	FirstEnergy Corp.	2.650%	3/1/30	9,721	8,621
[2]	FirstEnergy Corp.	2.250%	9/1/30	13,270	11,367
[2]	FirstEnergy Corp.	4.850%	7/15/47	10,155	8,626
[2]	FirstEnergy Corp.	3.400%	3/1/50	17,975	12,160
[7]	FirstEnergy Transmission LLC	4.550%	1/15/30	7,900	7,687
[7]	FirstEnergy Transmission LLC	5.000%	1/15/35	5,000	4,831
	Florida Power & Light Co.	4.450%	5/15/26	9,760	9,761
[2]	Florida Power & Light Co.	3.300%	5/30/27	3,234	3,131
	Florida Power & Light Co.	4.400%	5/15/28	7,176	7,103
	Florida Power & Light Co.	5.150%	6/15/29	8,085	8,185
	Florida Power & Light Co.	4.625%	5/15/30	12,230	12,104
	Florida Power & Light Co.	2.450%	2/3/32	15,694	13,244
	Florida Power & Light Co.	5.100%	4/1/33	5,915	5,876
	Florida Power & Light Co.	4.800%	5/15/33	8,276	8,057
	Florida Power & Light Co.	5.625%	4/1/34	4,355	4,485
	Florida Power & Light Co.	5.300%	6/15/34	3,500	3,514
	Florida Power & Light Co.	4.950%	6/1/35	2,393	2,323
	Florida Power & Light Co.	5.650%	2/1/37	3,142	3,209
	Florida Power & Light Co.	5.950%	2/1/38	10,111	10,578
	Florida Power & Light Co.	5.960%	4/1/39	3,212	3,355
	Florida Power & Light Co.	5.690%	3/1/40	1,392	1,420
	Florida Power & Light Co.	5.250%	2/1/41	3,021	2,921
	Florida Power & Light Co.	4.125%	2/1/42	19,672	16,375
	Florida Power & Light Co.	4.050%	6/1/42	9,089	7,482
	Florida Power & Light Co.	3.800%	12/15/42	10,558	8,333
	Florida Power & Light Co.	4.050%	10/1/44	5,330	4,329
	Florida Power & Light Co.	3.700%	12/1/47	11,629	8,694
	Florida Power & Light Co.	3.950%	3/1/48	15,814	12,409
	Florida Power & Light Co.	3.990%	3/1/49	7,573	5,926
	Florida Power & Light Co.	3.150%	10/1/49	14,535	9,778
	Florida Power & Light Co.	2.875%	12/4/51	26,863	16,817
	Florida Power & Light Co.	5.300%	4/1/53	8,085	7,696
	Florida Power & Light Co.	5.600%	6/15/54	10,300	10,274
	Fortis Inc.	3.055%	10/4/26	6,673	6,463
	Georgia Power Co.	3.250%	4/1/26	10,065	9,898
	Georgia Power Co.	5.004%	2/23/27	5,825	5,870
	Georgia Power Co.	3.250%	3/30/27	8,049	7,810
	Georgia Power Co.	4.650%	5/16/28	12,489	12,436
[2]	Georgia Power Co.	2.650%	9/15/29	12,568	11,395
	Georgia Power Co.	4.550%	3/15/30	12,325	12,122
	Georgia Power Co.	4.950%	5/17/33	21,657	21,221
[2]	Georgia Power Co.	4.750%	9/1/40	7,387	6,734
	Georgia Power Co.	4.300%	3/15/42	17,371	14,774
	Georgia Power Co.	4.300%	3/15/43	3,248	2,717
[2]	Georgia Power Co.	3.700%	1/30/50	9,744	7,130
[2]	Georgia Power Co.	3.250%	3/15/51	11,080	7,452
122

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Iberdrola International BV	6.750%	7/15/36	3,575	3,949
	Idaho Power Co.	5.200%	8/15/34	4,000	3,975
[2]	Idaho Power Co.	5.800%	4/1/54	1,750	1,746
	Indiana Michigan Power Co.	3.850%	5/15/28	10,585	10,235
	Indiana Michigan Power Co.	6.050%	3/15/37	4,639	4,776
[2]	Indiana Michigan Power Co.	4.550%	3/15/46	7,055	5,948
[2]	Indiana Michigan Power Co.	3.750%	7/1/47	9,780	7,238
	Indiana Michigan Power Co.	3.250%	5/1/51	13,905	9,114
	Indiana Michigan Power Co.	5.625%	4/1/53	833	811
	Interstate Power & Light Co.	4.100%	9/26/28	8,650	8,396
	Interstate Power & Light Co.	3.600%	4/1/29	3,080	2,914
	Interstate Power & Light Co.	2.300%	6/1/30	6,075	5,249
	Interstate Power & Light Co.	5.700%	10/15/33	3,895	3,960
	Interstate Power & Light Co.	4.950%	9/30/34	2,600	2,502
	Interstate Power & Light Co.	6.250%	7/15/39	3,870	4,085
	Interstate Power & Light Co.	3.700%	9/15/46	4,282	3,166
	Interstate Power & Light Co.	3.500%	9/30/49	1,921	1,341
	Interstate Power & Light Co.	3.100%	11/30/51	5,685	3,620
	Interstate Power & Light Co.	5.450%	9/30/54	2,555	2,416
	IPALCO Enterprises Inc.	4.250%	5/1/30	6,540	6,158
	IPALCO Enterprises Inc.	5.750%	4/1/34	11,263	11,262
	ITC Holdings Corp.	3.250%	6/30/26	7,696	7,522
	ITC Holdings Corp.	3.350%	11/15/27	9,946	9,577
	ITC Holdings Corp.	5.300%	7/1/43	7,312	6,693
[7]	Jersey Central Power & Light Co.	5.100%	1/15/35	2,950	2,877
[2]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	3,870	3,570
	Johnsonville Aeroderivative Combustion Turbine Generation LLC	5.078%	10/1/54	9,775	9,396
[2]	Kentucky Utilities Co.	5.450%	4/15/33	5,658	5,706
	Kentucky Utilities Co.	5.125%	11/1/40	9,714	9,186
	Kentucky Utilities Co.	4.375%	10/1/45	7,845	6,492
	Kentucky Utilities Co.	3.300%	6/1/50	6,996	4,704
[2]	Louisville Gas & Electric Co.	5.450%	4/15/33	3,355	3,390
	Louisville Gas & Electric Co.	4.250%	4/1/49	12,372	9,817
	MidAmerican Energy Co.	3.100%	5/1/27	7,161	6,926
	MidAmerican Energy Co.	3.650%	4/15/29	17,035	16,242
	MidAmerican Energy Co.	6.750%	12/30/31	3,488	3,844
	MidAmerican Energy Co.	5.350%	1/15/34	795	804
[2]	MidAmerican Energy Co.	5.750%	11/1/35	3,527	3,654
[2]	MidAmerican Energy Co.	5.800%	10/15/36	9,845	10,135
	MidAmerican Energy Co.	4.800%	9/15/43	7,436	6,672
	MidAmerican Energy Co.	4.400%	10/15/44	2,273	1,938
	MidAmerican Energy Co.	4.250%	5/1/46	8,575	7,059
	MidAmerican Energy Co.	3.950%	8/1/47	6,932	5,389
	MidAmerican Energy Co.	3.650%	8/1/48	13,381	9,907
	MidAmerican Energy Co.	4.250%	7/15/49	6,993	5,674
	MidAmerican Energy Co.	3.150%	4/15/50	2,852	1,909
	MidAmerican Energy Co.	5.850%	9/15/54	13,835	14,058
	MidAmerican Energy Co.	5.300%	2/1/55	1,635	1,540
	Mississippi Power Co.	3.950%	3/30/28	3,477	3,379
[2]	Mississippi Power Co.	4.250%	3/15/42	8,341	6,940
	National Fuel Gas Co.	5.500%	1/15/26	11,011	11,055
	National Fuel Gas Co.	5.500%	10/1/26	3,820	3,849
	National Fuel Gas Co.	3.950%	9/15/27	4,596	4,466
	National Fuel Gas Co.	4.750%	9/1/28	11,291	11,134
	National Fuel Gas Co.	2.950%	3/1/31	5,265	4,534
	National Grid plc	5.602%	6/12/28	4,719	4,811
	National Grid plc	5.809%	6/12/33	20,438	20,840
	National Grid USA	5.803%	4/1/35	4,293	4,290
[2]	National Rural Utilities Cooperative Finance Corp.	1.000%	6/15/26	18,204	17,280
	National Rural Utilities Cooperative Finance Corp.	3.050%	4/25/27	5,194	5,006
[2]	National Rural Utilities Cooperative Finance Corp.	5.100%	5/6/27	7,485	7,543
	National Rural Utilities Cooperative Finance Corp.	4.120%	9/16/27	7,600	7,497
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	4,756	4,567
	National Rural Utilities Cooperative Finance Corp.	4.800%	3/15/28	3,343	3,347
[2]	National Rural Utilities Cooperative Finance Corp.	5.050%	9/15/28	5,782	5,822
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	7,856	7,589
[2]	National Rural Utilities Cooperative Finance Corp.	4.850%	2/7/29	9,578	9,578
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	9,049	8,643
	National Rural Utilities Cooperative Finance Corp.	5.150%	6/15/29	14,327	14,500
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/30	7,935	6,999
123

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	National Rural Utilities Cooperative Finance Corp.	5.000%	2/7/31	6,583	6,612
	National Rural Utilities Cooperative Finance Corp.	1.350%	3/15/31	1,190	953
[2]	National Rural Utilities Cooperative Finance Corp.	1.650%	6/15/31	7,453	6,039
[2]	National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	2,355	2,738
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	14,424	13,338
	National Rural Utilities Cooperative Finance Corp.	4.150%	12/15/32	6,917	6,447
	National Rural Utilities Cooperative Finance Corp.	5.800%	1/15/33	12,972	13,424
	National Rural Utilities Cooperative Finance Corp.	5.000%	8/15/34	4,630	4,524
[2]	National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	5,902	5,823
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	13,947	11,384
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	12,825	10,372
	National Rural Utilities Cooperative Finance Corp.	7.125%	9/15/53	100	103
[2]	Nevada Power Co.	3.700%	5/1/29	13,145	12,540
[2]	Nevada Power Co.	2.400%	5/1/30	5,340	4,695
[2]	Nevada Power Co.	6.650%	4/1/36	5,077	5,432
[2]	Nevada Power Co.	6.750%	7/1/37	4,704	5,151
[2]	Nevada Power Co.	3.125%	8/1/50	5,144	3,280
[2]	Nevada Power Co.	5.900%	5/1/53	4,770	4,759
	Nevada Power Co.	6.000%	3/15/54	6,450	6,583
	NextEra Energy Capital Holdings Inc.	1.875%	1/15/27	50	47
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	21,795	21,236
	NextEra Energy Capital Holdings Inc.	4.900%	2/28/28	13,358	13,367
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	7,883	7,137
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	8,472	7,992
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	19,466	17,634
	NextEra Energy Capital Holdings Inc.	5.000%	2/28/30	5,295	5,302
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	29,719	25,708
	NextEra Energy Capital Holdings Inc.	5.050%	2/28/33	34,985	34,314
	NextEra Energy Capital Holdings Inc.	5.250%	3/15/34	10,115	10,004
	NextEra Energy Capital Holdings Inc.	5.250%	2/28/53	23,116	21,232
	NextEra Energy Capital Holdings Inc.	5.550%	3/15/54	10,570	10,114
	NextEra Energy Capital Holdings Inc.	6.750%	6/15/54	24,585	25,196
	NextEra Energy Capital Holdings Inc.	6.700%	9/1/54	13,793	14,012
[2]	NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	2,328	2,243
[2]	NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	3,177	3,101
	NiSource Inc.	3.490%	5/15/27	12,756	12,406
	NiSource Inc.	5.250%	3/30/28	5,269	5,312
	NiSource Inc.	5.200%	7/1/29	14,252	14,352
	NiSource Inc.	2.950%	9/1/29	25,070	22,934
	NiSource Inc.	3.600%	5/1/30	10,561	9,845
	NiSource Inc.	1.700%	2/15/31	20,364	16,654
	NiSource Inc.	5.400%	6/30/33	6,842	6,827
	NiSource Inc.	5.350%	4/1/34	13,701	13,590
	NiSource Inc.	5.950%	6/15/41	6,842	6,915
	NiSource Inc.	5.250%	2/15/43	2,029	1,891
	NiSource Inc.	5.650%	2/1/45	3,017	2,944
	NiSource Inc.	4.375%	5/15/47	33,307	27,170
	NiSource Inc.	6.375%	3/31/55	6,675	6,647
	Northern States Power Co.	2.250%	4/1/31	2,565	2,179
	Northern States Power Co.	6.250%	6/1/36	4,165	4,495
	Northern States Power Co.	6.200%	7/1/37	6,251	6,661
	Northern States Power Co.	5.350%	11/1/39	12,031	11,811
	Northern States Power Co.	3.400%	8/15/42	7,477	5,667
	Northern States Power Co.	4.000%	8/15/45	3,270	2,584
	Northern States Power Co.	3.600%	5/15/46	1,101	816
	Northern States Power Co.	3.600%	9/15/47	2,757	2,033
	Northern States Power Co.	2.900%	3/1/50	6,711	4,285
	Northern States Power Co.	3.200%	4/1/52	5,776	3,870
	Northern States Power Co.	4.500%	6/1/52	8,600	7,242
	Northern States Power Co.	5.100%	5/15/53	1,732	1,600
	Northern States Power Co.	5.400%	3/15/54	4,700	4,530
	Northern States Power Co.	5.650%	6/15/54	8,071	8,056
	NorthWestern Corp.	4.176%	11/15/44	9,145	7,297
	NSTAR Electric Co.	3.200%	5/15/27	7,659	7,397
	NSTAR Electric Co.	3.250%	5/15/29	6,143	5,739
	NSTAR Electric Co.	3.950%	4/1/30	2,284	2,181
	NSTAR Electric Co.	5.400%	6/1/34	8,500	8,549
	NSTAR Electric Co.	5.500%	3/15/40	5,636	5,524
	NSTAR Electric Co.	4.400%	3/1/44	3,891	3,275
	NSTAR Electric Co.	4.950%	9/15/52	3,071	2,752
124

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	OGE Energy Corp.	5.450%	5/15/29	1,405	1,426
	Oglethorpe Power Corp.	5.950%	11/1/39	1,905	1,921
	Oglethorpe Power Corp.	5.375%	11/1/40	12,360	11,680
	Oglethorpe Power Corp.	4.500%	4/1/47	7,065	5,769
	Oglethorpe Power Corp.	5.050%	10/1/48	2,120	1,864
	Oglethorpe Power Corp.	3.750%	8/1/50	400	284
	Oglethorpe Power Corp.	5.250%	9/1/50	2,163	1,927
	Oglethorpe Power Corp.	6.200%	12/1/53	11,275	11,588
[7]	Oglethorpe Power Corp.	5.800%	6/1/54	8,375	8,203
	Ohio Edison Co.	6.875%	7/15/36	3,285	3,616
[2]	Ohio Power Co.	2.600%	4/1/30	105	93
[2]	Ohio Power Co.	1.625%	1/15/31	6,255	5,092
	Ohio Power Co.	5.000%	6/1/33	9,696	9,384
	Ohio Power Co.	5.650%	6/1/34	10,035	10,098
	Ohio Power Co.	4.150%	4/1/48	5,360	4,101
	Ohio Power Co.	4.000%	6/1/49	5,735	4,301
[2]	Ohio Power Co.	2.900%	10/1/51	2,630	1,578
	Oklahoma Gas & Electric Co.	3.800%	8/15/28	5,725	5,524
	Oklahoma Gas & Electric Co.	3.300%	3/15/30	3,775	3,473
	Oklahoma Gas & Electric Co.	3.250%	4/1/30	9,623	8,819
	Oklahoma Gas & Electric Co.	5.400%	1/15/33	6,429	6,479
	Oklahoma Gas & Electric Co.	4.150%	4/1/47	4,220	3,326
	Oklahoma Gas & Electric Co.	3.850%	8/15/47	5,668	4,240
	Oklahoma Gas & Electric Co.	5.600%	4/1/53	13,000	12,643
	Oncor Electric Delivery Co. LLC	4.300%	5/15/28	10,000	9,869
	Oncor Electric Delivery Co. LLC	3.700%	11/15/28	3,000	2,883
	Oncor Electric Delivery Co. LLC	5.750%	3/15/29	2,555	2,645
[7]	Oncor Electric Delivery Co. LLC	4.650%	11/1/29	7,625	7,547
	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	9,745	8,747
	Oncor Electric Delivery Co. LLC	7.000%	5/1/32	5,837	6,487
	Oncor Electric Delivery Co. LLC	4.550%	9/15/32	5,526	5,311
	Oncor Electric Delivery Co. LLC	7.250%	1/15/33	4,246	4,779
	Oncor Electric Delivery Co. LLC	5.650%	11/15/33	5,415	5,553
	Oncor Electric Delivery Co. LLC	7.500%	9/1/38	2,112	2,478
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	9,604	9,281
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	6,174	5,408
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	9,236	7,081
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	628	476
	Oncor Electric Delivery Co. LLC	4.100%	11/15/48	5,659	4,471
	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	14,369	10,836
	Oncor Electric Delivery Co. LLC	3.700%	5/15/50	8,694	6,342
	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	4,077	2,401
	Oncor Electric Delivery Co. LLC	4.600%	6/1/52	1,562	1,304
	Oncor Electric Delivery Co. LLC	4.950%	9/15/52	17,800	15,882
	Oncor Electric Delivery Co. LLC	5.350%	10/1/52	5,757	5,436
[7]	Oncor Electric Delivery Co. LLC	5.550%	6/15/54	11,444	11,124
	ONE Gas Inc.	5.100%	4/1/29	10,956	11,030
	ONE Gas Inc.	2.000%	5/15/30	3,895	3,362
	ONE Gas Inc.	4.658%	2/1/44	9,425	8,229
	ONE Gas Inc.	4.500%	11/1/48	7,424	6,133
	Pacific Gas & Electric Co.	3.150%	1/1/26	29,520	28,999
	Pacific Gas & Electric Co.	3.300%	3/15/27	10,057	9,707
	Pacific Gas & Electric Co.	2.100%	8/1/27	12,885	12,015
	Pacific Gas & Electric Co.	3.300%	12/1/27	34,914	33,352
	Pacific Gas & Electric Co.	3.000%	6/15/28	8,631	8,088
	Pacific Gas & Electric Co.	3.750%	7/1/28	20,335	19,447
	Pacific Gas & Electric Co.	6.100%	1/15/29	23,466	24,269
	Pacific Gas & Electric Co.	5.550%	5/15/29	8,525	8,661
	Pacific Gas & Electric Co.	4.550%	7/1/30	38,059	36,846
	Pacific Gas & Electric Co.	2.500%	2/1/31	55,834	47,779
	Pacific Gas & Electric Co.	3.250%	6/1/31	11,964	10,603
	Pacific Gas & Electric Co.	5.900%	6/15/32	10,489	10,770
	Pacific Gas & Electric Co.	6.150%	1/15/33	8,990	9,332
	Pacific Gas & Electric Co.	6.400%	6/15/33	12,105	12,774
	Pacific Gas & Electric Co.	6.950%	3/15/34	19,296	21,170
	Pacific Gas & Electric Co.	5.800%	5/15/34	31,250	31,952
	Pacific Gas & Electric Co.	4.500%	7/1/40	54,190	46,675
	Pacific Gas & Electric Co.	3.300%	8/1/40	10,382	7,751
	Pacific Gas & Electric Co.	4.200%	6/1/41	11,358	9,243
	Pacific Gas & Electric Co.	4.600%	6/15/43	3,300	2,778
125

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pacific Gas & Electric Co.	4.750%	2/15/44	14,275	12,158
	Pacific Gas & Electric Co.	4.300%	3/15/45	11,486	9,143
	Pacific Gas & Electric Co.	4.250%	3/15/46	6,724	5,304
	Pacific Gas & Electric Co.	3.950%	12/1/47	27,822	20,746
	Pacific Gas & Electric Co.	4.950%	7/1/50	49,450	42,845
	Pacific Gas & Electric Co.	3.500%	8/1/50	2,458	1,684
	Pacific Gas & Electric Co.	5.250%	3/1/52	10,400	9,320
	Pacific Gas & Electric Co.	6.700%	4/1/53	25,205	27,304
	Pacific Gas & Electric Co.	5.900%	10/1/54	8,260	8,166
	PacifiCorp	5.100%	2/15/29	8,000	8,044
	PacifiCorp	3.500%	6/15/29	23,874	22,457
	PacifiCorp	2.700%	9/15/30	6,648	5,871
	PacifiCorp	5.300%	2/15/31	9,165	9,243
	PacifiCorp	5.450%	2/15/34	9,195	9,138
	PacifiCorp	5.250%	6/15/35	3,987	3,925
	PacifiCorp	6.100%	8/1/36	5,828	6,039
	PacifiCorp	5.750%	4/1/37	9,875	9,912
	PacifiCorp	6.250%	10/15/37	8,280	8,668
	PacifiCorp	6.350%	7/15/38	4,412	4,604
	PacifiCorp	6.000%	1/15/39	7,065	7,192
	PacifiCorp	4.100%	2/1/42	5,780	4,639
	PacifiCorp	4.125%	1/15/49	10,057	7,810
	PacifiCorp	4.150%	2/15/50	25,284	19,528
	PacifiCorp	3.300%	3/15/51	7,765	5,039
	PacifiCorp	2.900%	6/15/52	13,718	8,161
	PacifiCorp	5.350%	12/1/53	8,255	7,568
	PacifiCorp	5.500%	5/15/54	2,085	1,948
	PacifiCorp	5.800%	1/15/55	13,245	12,893
	PECO Energy Co.	4.900%	6/15/33	1,595	1,567
	PECO Energy Co.	3.900%	3/1/48	3,083	2,385
	PECO Energy Co.	3.000%	9/15/49	6,915	4,511
	PECO Energy Co.	2.800%	6/15/50	7,245	4,499
	PECO Energy Co.	3.050%	3/15/51	5,737	3,693
	PECO Energy Co.	2.850%	9/15/51	3,390	2,094
	PECO Energy Co.	4.600%	5/15/52	4,933	4,231
	PECO Energy Co.	4.375%	8/15/52	6,398	5,282
	PECO Energy Co.	5.250%	9/15/54	13,735	12,983
[2]	PG&E Energy Recovery Funding LLC	1.460%	7/15/31	3,046	2,749
[2]	PG&E Energy Recovery Funding LLC	2.280%	1/15/36	8,150	6,394
[2]	PG&E Energy Recovery Funding LLC	2.822%	7/15/46	5,485	3,852
[2]	PG&E Recovery Funding LLC	4.838%	6/1/33	8,000	7,951
[2]	PG&E Recovery Funding LLC	5.256%	1/15/38	19,340	19,256
[2]	PG&E Recovery Funding LLC	5.231%	6/1/42	8,000	7,942
[2]	PG&E Recovery Funding LLC	5.536%	7/15/47	6,020	5,995
[2]	PG&E Recovery Funding LLC	5.529%	6/1/49	10,500	10,401
[2]	PG&E Wildfire Recovery Funding LLC	3.594%	6/1/30	9,765	9,451
[2]	PG&E Wildfire Recovery Funding LLC	4.022%	6/1/31	3,742	3,647
[2]	PG&E Wildfire Recovery Funding LLC	4.263%	6/1/36	4,034	3,780
[2]	PG&E Wildfire Recovery Funding LLC	4.722%	6/1/37	6,055	5,815
[2]	PG&E Wildfire Recovery Funding LLC	5.081%	6/1/41	5,685	5,533
[2]	PG&E Wildfire Recovery Funding LLC	4.451%	12/1/47	15,580	13,532
[2]	PG&E Wildfire Recovery Funding LLC	5.212%	12/1/47	17,105	16,375
[2]	PG&E Wildfire Recovery Funding LLC	4.674%	12/1/51	3,400	3,016
[2]	PG&E Wildfire Recovery Funding LLC	5.099%	6/1/52	5,630	5,308
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	1,480	1,394
	Piedmont Natural Gas Co. Inc.	2.500%	3/15/31	4,966	4,239
	Piedmont Natural Gas Co. Inc.	5.400%	6/15/33	10,251	10,250
	Piedmont Natural Gas Co. Inc.	5.100%	2/15/35	11,735	11,373
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	2,780	2,401
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	4,735	3,384
	Piedmont Natural Gas Co. Inc.	3.350%	6/1/50	6,274	4,139
	Piedmont Natural Gas Co. Inc.	5.050%	5/15/52	2,525	2,212
	Potomac Electric Power Co.	5.200%	3/15/34	3,675	3,646
	Potomac Electric Power Co.	6.500%	11/15/37	6,787	7,426
	Potomac Electric Power Co.	4.150%	3/15/43	8,464	6,981
	Potomac Electric Power Co.	5.500%	3/15/54	3,410	3,299
	PPL Capital Funding Inc.	3.100%	5/15/26	10,782	10,530
	PPL Capital Funding Inc.	5.250%	9/1/34	6,639	6,535
	PPL Electric Utilities Corp.	5.000%	5/15/33	11,790	11,643
	PPL Electric Utilities Corp.	4.850%	2/15/34	7,965	7,758
126

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	PPL Electric Utilities Corp.	6.250%	5/15/39	9,519	10,278
	PPL Electric Utilities Corp.	4.125%	6/15/44	2,340	1,940
	PPL Electric Utilities Corp.	4.150%	10/1/45	6,302	5,159
	PPL Electric Utilities Corp.	3.950%	6/1/47	2,140	1,677
	PPL Electric Utilities Corp.	4.150%	6/15/48	6,467	5,207
	PPL Electric Utilities Corp.	3.000%	10/1/49	7,750	5,079
	Progress Energy Inc.	7.750%	3/1/31	7,148	8,077
	Progress Energy Inc.	6.000%	12/1/39	1,359	1,375
	Public Service Co. of Colorado	3.700%	6/15/28	5,870	5,666
[2]	Public Service Co. of Colorado	1.900%	1/15/31	6,209	5,181
	Public Service Co. of Colorado	1.875%	6/15/31	9,438	7,768
[2]	Public Service Co. of Colorado	4.100%	6/1/32	6,148	5,764
	Public Service Co. of Colorado	5.350%	5/15/34	14,135	14,147
[2]	Public Service Co. of Colorado	6.250%	9/1/37	2,794	2,948
	Public Service Co. of Colorado	3.600%	9/15/42	5,562	4,226
	Public Service Co. of Colorado	4.300%	3/15/44	2,562	2,098
	Public Service Co. of Colorado	3.800%	6/15/47	2,924	2,169
	Public Service Co. of Colorado	4.100%	6/15/48	4,875	3,790
	Public Service Co. of Colorado	4.050%	9/15/49	4,232	3,244
[2]	Public Service Co. of Colorado	3.200%	3/1/50	3,171	2,101
[2]	Public Service Co. of Colorado	2.700%	1/15/51	6,214	3,683
[2]	Public Service Co. of Colorado	4.500%	6/1/52	5,905	4,886
	Public Service Co. of Colorado	5.250%	4/1/53	12,192	11,321
	Public Service Co. of Colorado	5.750%	5/15/54	17,855	17,819
	Public Service Co. of New Hampshire	5.350%	10/1/33	7,560	7,633
	Public Service Co. of New Hampshire	3.600%	7/1/49	5,714	4,143
	Public Service Co. of New Hampshire	5.150%	1/15/53	4,890	4,521
	Public Service Co. of Oklahoma	5.250%	1/15/33	6,695	6,601
	Public Service Co. of Oklahoma	5.200%	1/15/35	7,525	7,288
[2]	Public Service Electric & Gas Co.	2.250%	9/15/26	5,510	5,301
[2]	Public Service Electric & Gas Co.	3.000%	5/15/27	7,634	7,370
[2]	Public Service Electric & Gas Co.	3.700%	5/1/28	1,803	1,743
[2]	Public Service Electric & Gas Co.	3.650%	9/1/28	1,415	1,360
[2]	Public Service Electric & Gas Co.	3.200%	5/15/29	3,300	3,095
[2]	Public Service Electric & Gas Co.	2.450%	1/15/30	5,518	4,927
[2]	Public Service Electric & Gas Co.	3.100%	3/15/32	6,096	5,392
[2]	Public Service Electric & Gas Co.	4.900%	12/15/32	5,630	5,577
[2]	Public Service Electric & Gas Co.	4.650%	3/15/33	5,973	5,778
	Public Service Electric & Gas Co.	5.200%	8/1/33	8,645	8,645
[2]	Public Service Electric & Gas Co.	5.200%	3/1/34	8,165	8,138
	Public Service Electric & Gas Co.	4.850%	8/1/34	12,280	11,939
[2]	Public Service Electric & Gas Co.	5.800%	5/1/37	2,626	2,704
[2]	Public Service Electric & Gas Co.	5.500%	3/1/40	852	845
[2]	Public Service Electric & Gas Co.	3.950%	5/1/42	5,600	4,553
[2]	Public Service Electric & Gas Co.	3.650%	9/1/42	2,490	1,937
[2]	Public Service Electric & Gas Co.	3.800%	1/1/43	2,637	2,082
[2]	Public Service Electric & Gas Co.	3.800%	3/1/46	19,675	15,205
[2]	Public Service Electric & Gas Co.	3.600%	12/1/47	7,785	5,726
[2]	Public Service Electric & Gas Co.	3.850%	5/1/49	16,769	12,840
[2]	Public Service Electric & Gas Co.	3.200%	8/1/49	2,148	1,464
[2]	Public Service Electric & Gas Co.	3.150%	1/1/50	2,170	1,456
[2]	Public Service Electric & Gas Co.	2.700%	5/1/50	8,189	4,990
[2]	Public Service Electric & Gas Co.	2.050%	8/1/50	11,787	6,203
	Public Service Electric & Gas Co.	5.450%	8/1/53	2,659	2,588
[2]	Public Service Electric & Gas Co.	5.450%	3/1/54	2,834	2,743
	Public Service Electric & Gas Co.	5.300%	8/1/54	16,366	15,536
	Public Service Enterprise Group Inc.	5.850%	11/15/27	15,605	16,041
	Public Service Enterprise Group Inc.	5.875%	10/15/28	8,953	9,233
	Public Service Enterprise Group Inc.	5.200%	4/1/29	9,290	9,387
	Public Service Enterprise Group Inc.	1.600%	8/15/30	15,998	13,313
	Public Service Enterprise Group Inc.	6.125%	10/15/33	9,373	9,773
	Public Service Enterprise Group Inc.	5.450%	4/1/34	9,150	9,129
	Puget Energy Inc.	4.100%	6/15/30	7,249	6,795
	Puget Sound Energy Inc.	5.330%	6/15/34	5,195	5,157
	Puget Sound Energy Inc.	6.274%	3/15/37	4,150	4,382
	Puget Sound Energy Inc.	5.757%	10/1/39	19,558	19,672
	Puget Sound Energy Inc.	5.795%	3/15/40	2,444	2,444
	Puget Sound Energy Inc.	4.300%	5/20/45	10,404	8,466
	Puget Sound Energy Inc.	4.223%	6/15/48	8,576	6,864
	Puget Sound Energy Inc.	3.250%	9/15/49	7,294	4,857
127

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Puget Sound Energy Inc.	5.685%	6/15/54	3,830	3,755
	San Diego Gas & Electric Co.	2.500%	5/15/26	2,717	2,641
	San Diego Gas & Electric Co.	4.950%	8/15/28	6,500	6,524
[2]	San Diego Gas & Electric Co.	1.700%	10/1/30	607	509
[2]	San Diego Gas & Electric Co.	3.000%	3/15/32	456	397
	San Diego Gas & Electric Co.	4.500%	8/15/40	6,880	6,148
[2]	San Diego Gas & Electric Co.	3.750%	6/1/47	5,260	3,929
	San Diego Gas & Electric Co.	4.150%	5/15/48	7,401	5,875
[2]	San Diego Gas & Electric Co.	3.320%	4/15/50	8,152	5,490
[2]	San Diego Gas & Electric Co.	2.950%	8/15/51	4,605	2,965
	San Diego Gas & Electric Co.	5.350%	4/1/53	9,430	8,878
	San Diego Gas & Electric Co.	5.550%	4/15/54	13,900	13,472
[2]	SCE Recovery Funding LLC	4.697%	6/15/40	4,820	4,647
[2]	SCE Recovery Funding LLC	2.943%	11/15/42	3,075	2,478
[2]	SCE Recovery Funding LLC	3.240%	11/15/46	2,200	1,576
[2]	SCE Recovery Funding LLC	5.112%	12/15/47	4,175	3,921
	Sempra	5.400%	8/1/26	2,789	2,812
	Sempra	3.250%	6/15/27	10,528	10,132
	Sempra	3.400%	2/1/28	14,452	13,809
	Sempra	3.700%	4/1/29	4,335	4,115
	Sempra	3.800%	2/1/38	10,171	8,403
	Sempra	6.000%	10/15/39	17,475	17,795
	Sempra	4.000%	2/1/48	5,011	3,794
	Sempra	4.125%	4/1/52	6,134	5,874
	Sempra	6.400%	10/1/54	17,350	17,187
	Sempra	6.875%	10/1/54	16,800	16,974
	Sempra	6.550%	4/1/55	5,425	5,383
	Sempra	6.625%	4/1/55	10,100	10,081
	Sierra Pacific Power Co.	2.600%	5/1/26	13,344	12,987
	Sierra Pacific Power Co.	5.900%	3/15/54	5,400	5,407
[2]	Southern California Edison Co.	1.200%	2/1/26	7,024	6,766
	Southern California Edison Co.	5.350%	3/1/26	15,320	15,424
	Southern California Edison Co.	4.900%	6/1/26	450	451
	Southern California Edison Co.	4.400%	9/6/26	6,095	6,071
	Southern California Edison Co.	4.875%	2/1/27	5,929	5,948
	Southern California Edison Co.	5.850%	11/1/27	4,700	4,831
[2]	Southern California Edison Co.	3.650%	3/1/28	12,577	12,110
	Southern California Edison Co.	5.650%	10/1/28	8,286	8,481
[2]	Southern California Edison Co.	4.200%	3/1/29	10,242	9,924
	Southern California Edison Co.	6.650%	4/1/29	4,060	4,283
	Southern California Edison Co.	5.150%	6/1/29	10,355	10,416
	Southern California Edison Co.	2.850%	8/1/29	5,884	5,372
	Southern California Edison Co.	2.250%	6/1/30	8,906	7,730
[2]	Southern California Edison Co.	2.500%	6/1/31	7,375	6,307
	Southern California Edison Co.	5.450%	6/1/31	6,430	6,530
	Southern California Edison Co.	2.750%	2/1/32	5,798	4,948
	Southern California Edison Co.	5.950%	11/1/32	1,683	1,755
	Southern California Edison Co.	6.000%	1/15/34	8,244	8,627
	Southern California Edison Co.	5.200%	6/1/34	4,658	4,608
[2]	Southern California Edison Co.	5.750%	4/1/35	5,306	5,421
[2]	Southern California Edison Co.	5.350%	7/15/35	9,578	9,492
	Southern California Edison Co.	5.625%	2/1/36	6,705	6,688
[2]	Southern California Edison Co.	5.550%	1/15/37	7,158	7,101
[2]	Southern California Edison Co.	5.950%	2/1/38	10,586	10,814
	Southern California Edison Co.	6.050%	3/15/39	4,516	4,666
	Southern California Edison Co.	5.500%	3/15/40	8,539	8,312
	Southern California Edison Co.	4.500%	9/1/40	4,454	3,893
	Southern California Edison Co.	4.050%	3/15/42	10,320	8,343
[2]	Southern California Edison Co.	3.900%	3/15/43	2,694	2,117
	Southern California Edison Co.	4.650%	10/1/43	8,957	7,726
[2]	Southern California Edison Co.	3.600%	2/1/45	1,620	1,193
	Southern California Edison Co.	4.000%	4/1/47	4,901	3,769
[2]	Southern California Edison Co.	4.125%	3/1/48	12,865	10,023
[2]	Southern California Edison Co.	4.875%	3/1/49	9,255	8,056
	Southern California Edison Co.	3.650%	2/1/50	15,548	11,108
[2]	Southern California Edison Co.	2.950%	2/1/51	2,860	1,793
[2]	Southern California Edison Co.	3.650%	6/1/51	6,500	4,596
	Southern California Edison Co.	3.450%	2/1/52	7,171	4,846
[2]	Southern California Edison Co.	5.450%	6/1/52	5,000	4,694
	Southern California Edison Co.	5.700%	3/1/53	9,068	8,803
128

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southern California Edison Co.	5.875%	12/1/53	4,375	4,353
	Southern California Edison Co.	5.750%	4/15/54	2,635	2,587
[2]	Southern California Gas Co.	2.600%	6/15/26	17,558	17,069
	Southern California Gas Co.	2.950%	4/15/27	5,150	4,954
[2]	Southern California Gas Co.	2.550%	2/1/30	13,667	12,239
	Southern California Gas Co.	5.050%	9/1/34	5,425	5,338
	Southern California Gas Co.	3.750%	9/15/42	6,425	5,010
[2]	Southern California Gas Co.	4.125%	6/1/48	6,555	5,145
[2]	Southern California Gas Co.	4.300%	1/15/49	1,155	934
[2]	Southern California Gas Co.	3.950%	2/15/50	6,927	5,250
	Southern California Gas Co.	6.350%	11/15/52	7,840	8,422
	Southern California Gas Co.	5.750%	6/1/53	8,338	8,285
	Southern California Gas Co.	5.600%	4/1/54	1,625	1,588
	Southern Co.	3.250%	7/1/26	24,760	24,256
	Southern Co.	5.113%	8/1/27	16,980	17,116
[2]	Southern Co.	1.750%	3/15/28	5,223	4,738
	Southern Co.	4.850%	6/15/28	9,945	9,954
	Southern Co.	5.500%	3/15/29	24,955	25,456
[2]	Southern Co.	3.700%	4/30/30	12,840	12,046
	Southern Co.	5.700%	10/15/32	7,864	8,081
	Southern Co.	5.200%	6/15/33	29,873	29,536
	Southern Co.	4.850%	3/15/35	25,645	24,471
	Southern Co.	4.250%	7/1/36	9,045	8,124
	Southern Co.	4.400%	7/1/46	24,837	20,534
[2]	Southern Co.	4.000%	1/15/51	6,822	6,671
[2]	Southern Co.	3.750%	9/15/51	16,600	15,891
	Southern Co. Gas Capital Corp.	3.250%	6/15/26	7,785	7,624
[2]	Southern Co. Gas Capital Corp.	1.750%	1/15/31	6,027	4,960
	Southern Co. Gas Capital Corp.	5.150%	9/15/32	10,808	10,768
	Southern Co. Gas Capital Corp.	5.750%	9/15/33	9,610	9,849
	Southern Co. Gas Capital Corp.	4.950%	9/15/34	5,070	4,904
	Southern Co. Gas Capital Corp.	5.875%	3/15/41	6,200	6,262
	Southern Co. Gas Capital Corp.	4.400%	6/1/43	5,996	5,032
	Southern Co. Gas Capital Corp.	3.950%	10/1/46	6,630	5,110
	Southern Co. Gas Capital Corp.	4.400%	5/30/47	11,809	9,683
[2]	Southern Co. Gas Capital Corp.	3.150%	9/30/51	929	597
	Southern Power Co.	0.900%	1/15/26	2,340	2,247
	Southern Power Co.	5.150%	9/15/41	11,761	10,955
	Southern Power Co.	5.250%	7/15/43	4,015	3,709
[2]	Southern Power Co.	4.950%	12/15/46	5,330	4,649
	Southwest Gas Corp.	5.800%	12/1/27	2,535	2,596
	Southwest Gas Corp.	3.700%	4/1/28	6,700	6,437
	Southwest Gas Corp.	2.200%	6/15/30	3,685	3,175
	Southwest Gas Corp.	4.050%	3/15/32	7,043	6,537
	Southwest Gas Corp.	3.800%	9/29/46	1,245	912
	Southwest Gas Corp.	4.150%	6/1/49	4,560	3,451
[2]	Southwestern Electric Power Co.	1.650%	3/15/26	5,456	5,250
[2]	Southwestern Electric Power Co.	2.750%	10/1/26	6,113	5,894
[2]	Southwestern Electric Power Co.	4.100%	9/15/28	18,470	17,918
	Southwestern Electric Power Co.	5.300%	4/1/33	6,880	6,804
	Southwestern Electric Power Co.	6.200%	3/15/40	9,547	9,811
[2]	Southwestern Electric Power Co.	3.900%	4/1/45	9,730	7,238
[2]	Southwestern Electric Power Co.	3.850%	2/1/48	8,307	5,973
	Southwestern Electric Power Co.	3.250%	11/1/51	8,490	5,394
	Southwestern Public Service Co.	4.500%	8/15/41	6,593	5,648
	Southwestern Public Service Co.	3.400%	8/15/46	16,190	11,280
	Southwestern Public Service Co.	3.700%	8/15/47	7,716	5,584
[2]	Southwestern Public Service Co.	4.400%	11/15/48	11,697	9,476
	Southwestern Public Service Co.	3.750%	6/15/49	6,712	4,860
[2]	Southwestern Public Service Co.	3.150%	5/1/50	7,035	4,551
	Southwestern Public Service Co.	6.000%	6/1/54	2,895	2,925
	Spire Missouri Inc.	4.800%	2/15/33	4,250	4,147
[2]	Spire Missouri Inc.	5.150%	8/15/34	4,225	4,187
	System Energy Resources Inc.	5.300%	12/15/34	2,150	2,107
	Tampa Electric Co.	4.900%	3/1/29	3,858	3,855
	Tampa Electric Co.	2.400%	3/15/31	5,210	4,452
	Tampa Electric Co.	4.350%	5/15/44	708	584
	Tampa Electric Co.	4.300%	6/15/48	14,281	11,440
	Tampa Electric Co.	4.450%	6/15/49	2,210	1,815
	Tampa Electric Co.	3.625%	6/15/50	6,482	4,609
129

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tampa Electric Co.	5.000%	7/15/52	4,735	4,210
	Toledo Edison Co.	6.150%	5/15/37	3,940	4,146
	Tucson Electric Power Co.	1.500%	8/1/30	5,416	4,473
	Tucson Electric Power Co.	3.250%	5/15/32	4,226	3,706
	Tucson Electric Power Co.	5.200%	9/15/34	5,045	4,945
	Tucson Electric Power Co.	5.500%	4/15/53	5,065	4,811
	Union Electric Co.	2.950%	6/15/27	7,780	7,473
	Union Electric Co.	3.500%	3/15/29	6,934	6,576
	Union Electric Co.	2.950%	3/15/30	10,384	9,448
	Union Electric Co.	2.150%	3/15/32	8,323	6,825
	Union Electric Co.	5.200%	4/1/34	11,066	10,987
	Union Electric Co.	5.300%	8/1/37	4,919	4,888
	Union Electric Co.	8.450%	3/15/39	2,965	3,753
	Union Electric Co.	3.900%	9/15/42	8,936	7,136
	Union Electric Co.	3.650%	4/15/45	10,100	7,609
	Union Electric Co.	4.000%	4/1/48	13,195	10,202
	Union Electric Co.	3.250%	10/1/49	3,096	2,131
	Union Electric Co.	2.625%	3/15/51	6,491	3,827
	Union Electric Co.	3.900%	4/1/52	9,851	7,528
	Union Electric Co.	5.450%	3/15/53	9,076	8,674
	Union Electric Co.	5.125%	3/15/55	3,716	3,400
	United Utilities plc	6.875%	8/15/28	17,171	18,098
[2]	Virginia Electric & Power Co.	3.150%	1/15/26	19,008	18,735
[2]	Virginia Electric & Power Co.	2.950%	11/15/26	16,036	15,559
[2]	Virginia Electric & Power Co.	3.500%	3/15/27	34,431	33,558
[2]	Virginia Electric & Power Co.	3.800%	4/1/28	23,188	22,490
[2]	Virginia Electric & Power Co.	2.875%	7/15/29	12,224	11,254
	Virginia Electric & Power Co.	2.300%	11/15/31	3,834	3,206
	Virginia Electric & Power Co.	2.400%	3/30/32	9,470	7,913
	Virginia Electric & Power Co.	5.000%	4/1/33	11,359	11,114
	Virginia Electric & Power Co.	5.300%	8/15/33	8,017	7,984
	Virginia Electric & Power Co.	5.050%	8/15/34	3,415	3,332
[2]	Virginia Electric & Power Co.	6.000%	1/15/36	2,293	2,374
[2]	Virginia Electric & Power Co.	6.000%	5/15/37	9,474	9,799
	Virginia Electric & Power Co.	6.350%	11/30/37	5,916	6,288
	Virginia Electric & Power Co.	4.000%	1/15/43	11,710	9,327
[2]	Virginia Electric & Power Co.	4.650%	8/15/43	8,903	7,800
	Virginia Electric & Power Co.	4.450%	2/15/44	12,651	10,717
[2]	Virginia Electric & Power Co.	4.200%	5/15/45	10,230	8,235
[2]	Virginia Electric & Power Co.	4.000%	11/15/46	7,297	5,651
[2]	Virginia Electric & Power Co.	3.800%	9/15/47	10,211	7,619
	Virginia Electric & Power Co.	4.600%	12/1/48	8,960	7,522
	Virginia Electric & Power Co.	3.300%	12/1/49	2,120	1,434
	Virginia Electric & Power Co.	2.450%	12/15/50	2,490	1,400
	Virginia Electric & Power Co.	2.950%	11/15/51	22,087	13,716
[2]	Virginia Electric & Power Co.	4.625%	5/15/52	4,995	4,198
	Virginia Electric & Power Co.	5.450%	4/1/53	12,202	11,606
	Virginia Electric & Power Co.	5.700%	8/15/53	8,298	8,190
	Virginia Electric & Power Co.	5.550%	8/15/54	2,875	2,781
[2]	Virginia Power Fuel Securitization LLC	5.088%	5/1/27	2,193	2,199
[2]	Virginia Power Fuel Securitization LLC	4.877%	5/1/31	10,225	10,214
[2]	Washington Gas Light Co.	3.796%	9/15/46	5,685	4,266
[2]	Washington Gas Light Co.	3.650%	9/15/49	7,055	5,057
	WEC Energy Group Inc.	4.750%	1/9/26	5,280	5,281
	WEC Energy Group Inc.	5.600%	9/12/26	2,344	2,374
	WEC Energy Group Inc.	5.150%	10/1/27	3,082	3,114
	WEC Energy Group Inc.	1.375%	10/15/27	5,831	5,319
	WEC Energy Group Inc.	4.750%	1/15/28	4,913	4,905
	WEC Energy Group Inc.	2.200%	12/15/28	2,575	2,322
	WEC Energy Group Inc.	1.800%	10/15/30	2,896	2,421
	Wisconsin Electric Power Co.	1.700%	6/15/28	4,105	3,717
	Wisconsin Electric Power Co.	5.000%	5/15/29	3,550	3,576
	Wisconsin Electric Power Co.	4.750%	9/30/32	7,260	7,161
	Wisconsin Electric Power Co.	5.625%	5/15/33	1,190	1,235
	Wisconsin Electric Power Co.	4.600%	10/1/34	2,705	2,578
	Wisconsin Electric Power Co.	5.700%	12/1/36	1,295	1,341
	Wisconsin Electric Power Co.	4.300%	10/15/48	4,665	3,836
	Wisconsin Electric Power Co.	5.050%	10/1/54	4,150	3,767
	Wisconsin Power & Light Co.	3.050%	10/15/27	3,050	2,917
	Wisconsin Power & Light Co.	3.000%	7/1/29	4,659	4,295
130

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wisconsin Power & Light Co.	4.950%	4/1/33	4,000	3,888
	Wisconsin Power & Light Co.	5.375%	3/30/34	7,505	7,467
	Wisconsin Power & Light Co.	6.375%	8/15/37	4,325	4,593
	Wisconsin Power & Light Co.	3.650%	4/1/50	5,095	3,637
	Wisconsin Public Service Corp.	4.550%	12/1/29	3,900	3,847
	Wisconsin Public Service Corp.	3.671%	12/1/42	3,764	2,909
	Wisconsin Public Service Corp.	4.752%	11/1/44	795	704
	Wisconsin Public Service Corp.	3.300%	9/1/49	3,155	2,163
	Wisconsin Public Service Corp.	2.850%	12/1/51	6,045	3,724
	Xcel Energy Inc.	3.350%	12/1/26	6,215	6,057
	Xcel Energy Inc.	1.750%	3/15/27	9,932	9,297
	Xcel Energy Inc.	4.000%	6/15/28	8,227	7,959
	Xcel Energy Inc.	2.600%	12/1/29	22,220	19,846
	Xcel Energy Inc.	3.400%	6/1/30	18,808	17,252
	Xcel Energy Inc.	2.350%	11/15/31	3,587	2,960
	Xcel Energy Inc.	4.600%	6/1/32	14,495	13,798
	Xcel Energy Inc.	5.450%	8/15/33	10,060	9,988
	Xcel Energy Inc.	6.500%	7/1/36	9,728	10,382
	Xcel Energy Inc.	3.500%	12/1/49	10,571	7,254
					8,520,450
Total Corporate Bonds (Cost $96,681,645)					88,817,031
Sovereign Bonds (3.3%)
[2]	African Development Bank	0.875%	3/23/26	39,566	37,890
[2]	African Development Bank	0.875%	7/22/26	36,013	34,128
	African Development Bank	4.625%	1/4/27	26,335	26,448
	African Development Bank	4.125%	2/25/27	26,145	26,002
[2]	African Development Bank	4.375%	11/3/27	44,860	44,866
	African Development Bank	4.375%	3/14/28	26,570	26,568
	African Development Bank	3.500%	9/18/29	26,825	25,727
[2]	African Development Bank	5.750%	Perpetual	7,870	7,542
	Asian Development Bank	4.250%	1/9/26	63,328	63,226
[2]	Asian Development Bank	0.500%	2/4/26	71,800	68,855
[2]	Asian Development Bank	1.000%	4/14/26	29,445	28,211
[2]	Asian Development Bank	2.000%	4/24/26	19,195	18,614
[2]	Asian Development Bank	4.875%	5/21/26	43,495	43,785
[2]	Asian Development Bank	1.750%	8/14/26	4,025	3,863
[2]	Asian Development Bank	2.625%	1/12/27	23,912	23,109
[2]	Asian Development Bank	4.125%	1/12/27	46,255	46,038
[2]	Asian Development Bank	1.500%	1/20/27	63,177	59,656
[2]	Asian Development Bank	3.125%	8/20/27	40,718	39,473
[2]	Asian Development Bank	2.500%	11/2/27	43,286	41,151
[2]	Asian Development Bank	2.750%	1/19/28	25,247	24,092
[2]	Asian Development Bank	3.750%	4/25/28	45,619	44,756
[2]	Asian Development Bank	1.250%	6/9/28	11,030	9,947
	Asian Development Bank	5.820%	6/16/28	5,270	5,494
[2]	Asian Development Bank	4.500%	8/25/28	54,290	54,513
[2]	Asian Development Bank	3.125%	9/26/28	12,055	11,554
[2]	Asian Development Bank	4.875%	9/26/28	355	356
[2]	Asian Development Bank	4.375%	3/6/29	40,025	39,917
[2]	Asian Development Bank	3.625%	8/28/29	44,040	42,520
[2]	Asian Development Bank	1.750%	9/19/29	42,112	37,300
[2]	Asian Development Bank	1.875%	1/24/30	27,396	24,204
[2]	Asian Development Bank	0.750%	10/8/30	27,592	22,391
[2]	Asian Development Bank	1.500%	3/4/31	33,427	27,960
	Asian Development Bank	3.125%	4/27/32	25,100	22,842
[2]	Asian Development Bank	3.875%	9/28/32	18,685	17,815
[2]	Asian Development Bank	4.000%	1/12/33	35,090	33,578
[2]	Asian Development Bank	3.875%	6/14/33	28,880	27,318
[2]	Asian Development Bank	4.125%	1/12/34	32,860	31,551
	Asian Infrastructure Investment Bank	3.375%	6/29/25	17,390	17,300
	Asian Infrastructure Investment Bank	0.500%	1/27/26	41,255	39,574
	Asian Infrastructure Investment Bank	4.875%	9/14/26	26,325	26,551
	Asian Infrastructure Investment Bank	3.750%	9/14/27	26,175	25,758
	Asian Infrastructure Investment Bank	4.000%	1/18/28	32,550	32,208
	Asian Infrastructure Investment Bank	4.125%	1/18/29	28,665	28,324
	Asian Infrastructure Investment Bank	4.250%	3/13/34	13,765	13,314
	Canadian Government Bond	0.750%	5/19/26	58,700	55,893
	Canadian Government Bond	3.750%	4/26/28	40,340	39,626
131

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Canadian Government Bond	4.625%	4/30/29	26,750	26,953
	Corp. Andina de Fomento	4.750%	4/1/26	13,800	13,787
	Corp. Andina de Fomento	2.250%	2/8/27	8,440	8,027
	Corp. Andina de Fomento	6.000%	4/26/27	15,770	16,209
	Corp. Andina de Fomento	4.125%	1/7/28	5,350	5,267
	Corp. Andina de Fomento	5.000%	1/24/29	10,590	10,641
	Council of Europe Development Bank	3.750%	5/25/26	16,120	15,973
	Council of Europe Development Bank	0.875%	9/22/26	18,942	17,863
	Council of Europe Development Bank	4.625%	6/11/27	10,404	10,471
	Council of Europe Development Bank	3.625%	1/26/28	19,400	18,975
	Council of Europe Development Bank	4.125%	1/24/29	12,380	12,220
	Equinor ASA	2.875%	4/6/25	1	—
	Equinor ASA	1.750%	1/22/26	21,024	20,426
	Equinor ASA	3.000%	4/6/27	8,610	8,346
	Equinor ASA	7.250%	9/23/27	7,475	8,000
	Equinor ASA	3.625%	9/10/28	18,066	17,486
[7]	Equinor ASA	6.500%	12/1/28	975	1,034
	Equinor ASA	3.125%	4/6/30	28,215	26,020
	Equinor ASA	2.375%	5/22/30	12,067	10,703
	Equinor ASA	3.625%	4/6/40	8,896	7,173
	Equinor ASA	5.100%	8/17/40	10,606	10,192
	Equinor ASA	4.250%	11/23/41	11,914	10,256
	Equinor ASA	3.950%	5/15/43	16,267	13,341
	Equinor ASA	4.800%	11/8/43	11,555	10,611
	Equinor ASA	3.250%	11/18/49	26,047	17,756
	Equinor ASA	3.700%	4/6/50	11,929	8,817
[2]	European Bank for Reconstruction & Development	0.500%	1/28/26	41,841	40,132
[2]	European Bank for Reconstruction & Development	4.375%	3/9/28	18,725	18,725
	European Bank for Reconstruction & Development	4.125%	1/25/29	21,165	20,904
[2]	European Bank for Reconstruction & Development	4.250%	3/13/34	14,220	13,756
	European Investment Bank	0.375%	3/26/26	62,049	59,106
	European Investment Bank	2.125%	4/13/26	76,755	74,634
	European Investment Bank	0.750%	10/26/26	6,517	6,115
[2]	European Investment Bank	1.375%	3/15/27	43,850	41,142
	European Investment Bank	4.375%	3/19/27	54,105	54,133
	European Investment Bank	2.375%	5/24/27	20,680	19,764
	European Investment Bank	0.625%	10/21/27	5,039	4,550
	European Investment Bank	3.250%	11/15/27	29,152	28,304
	European Investment Bank	3.875%	3/15/28	65,618	64,688
	European Investment Bank	4.500%	10/16/28	44,932	45,143
	European Investment Bank	4.000%	2/15/29	41,355	40,657
	European Investment Bank	1.750%	3/15/29	1,280	1,149
	European Investment Bank	4.750%	6/15/29	143,811	145,532
	European Investment Bank	1.625%	10/9/29	16,531	14,542
	European Investment Bank	3.750%	11/15/29	64,935	62,924
	European Investment Bank	0.875%	5/17/30	12,893	10,695
	European Investment Bank	3.625%	7/15/30	59,095	56,654
	European Investment Bank	0.750%	9/23/30	24,200	19,693
	European Investment Bank	1.250%	2/14/31	11,466	9,471
	European Investment Bank	4.375%	10/10/31	53,197	52,581
	European Investment Bank	3.750%	2/14/33	36,006	33,908
	European Investment Bank	4.125%	2/13/34	58,035	55,667
	European Investment Bank	4.875%	2/15/36	32,375	32,815
[8]	Export Development Canada	4.375%	6/29/26	40,235	40,207
[8]	Export Development Canada	3.000%	5/25/27	26,070	25,258
[8]	Export Development Canada	3.750%	9/7/27	32,050	31,548
[8]	Export Development Canada	3.875%	2/14/28	29,935	29,497
[8]	Export Development Canada	4.125%	2/13/29	43,725	43,155
[8]	Export Development Canada	4.750%	6/5/34	13,090	13,150
	Export-Import Bank of Korea	4.875%	1/11/26	10,543	10,561
	Export-Import Bank of Korea	0.625%	2/9/26	6,457	6,178
	Export-Import Bank of Korea	2.625%	5/26/26	31,667	30,786
	Export-Import Bank of Korea	3.250%	8/12/26	4,404	4,308
	Export-Import Bank of Korea	4.625%	1/11/27	11,855	11,871
	Export-Import Bank of Korea	1.625%	1/18/27	9,925	9,365
	Export-Import Bank of Korea	2.375%	4/21/27	5,680	5,414
	Export-Import Bank of Korea	4.000%	9/11/27	9,480	9,356
	Export-Import Bank of Korea	4.250%	9/15/27	13,000	12,907
	Export-Import Bank of Korea	4.125%	10/17/27	6,400	6,334
	Export-Import Bank of Korea	5.000%	1/11/28	19,449	19,550
132

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Export-Import Bank of Korea	4.500%	1/11/29	7,050	6,973
	Export-Import Bank of Korea	4.000%	9/11/29	10,925	10,564
	Export-Import Bank of Korea	1.250%	9/21/30	7,725	6,343
	Export-Import Bank of Korea	1.375%	2/9/31	6,090	4,930
	Export-Import Bank of Korea	2.125%	1/18/32	13,434	11,096
	Export-Import Bank of Korea	4.500%	9/15/32	6,730	6,471
	Export-Import Bank of Korea	5.125%	1/11/33	15,570	15,601
	Export-Import Bank of Korea	5.125%	9/18/33	9,850	9,866
	Export-Import Bank of Korea	4.625%	1/11/34	5,015	4,842
	Export-Import Bank of Korea	2.500%	6/29/41	13,595	9,431
[2]	Hong Kong Government International Bond	1.750%	11/24/31	12,515	10,410
[2]	Hydro-Quebec	8.500%	12/1/29	5,326	6,087
[2]	Inter-American Development Bank	0.875%	4/20/26	94,232	90,107
[2]	Inter-American Development Bank	4.500%	5/15/26	45,020	45,088
[2]	Inter-American Development Bank	2.000%	6/2/26	39,925	38,634
	Inter-American Development Bank	2.000%	7/23/26	27,171	26,216
	Inter-American Development Bank	1.500%	1/13/27	5,905	5,577
	Inter-American Development Bank	4.375%	2/1/27	32,705	32,702
	Inter-American Development Bank	2.375%	7/7/27	58,208	55,461
	Inter-American Development Bank	0.625%	9/16/27	42,216	38,231
	Inter-American Development Bank	4.000%	1/12/28	73,805	73,035
	Inter-American Development Bank	1.125%	7/20/28	26,335	23,554
	Inter-American Development Bank	3.125%	9/18/28	45,958	44,027
	Inter-American Development Bank	4.125%	2/15/29	33,800	33,396
	Inter-American Development Bank	2.250%	6/18/29	26,462	24,126
[2]	Inter-American Development Bank	1.125%	1/13/31	39,890	32,720
[2]	Inter-American Development Bank	3.625%	9/17/31	20,815	19,669
[2]	Inter-American Development Bank	3.500%	4/12/33	32,733	30,148
[2]	Inter-American Development Bank	4.500%	9/13/33	39,200	38,714
	Inter-American Development Bank	4.375%	7/17/34	28,830	28,123
[2]	Inter-American Development Bank	3.875%	10/28/41	7,530	6,541
	Inter-American Development Bank	3.200%	8/7/42	12,288	9,671
	Inter-American Development Bank	4.375%	1/24/44	12,507	11,476
	Inter-American Investment Corp.	3.625%	2/17/27	3,045	2,995
	Inter-American Investment Corp.	4.125%	2/15/28	16,050	15,899
	Inter-American Investment Corp.	4.750%	9/19/28	7,785	7,860
	Inter-American Investment Corp.	4.250%	2/14/29	12,920	12,771
[2]	International Bank for Reconstruction & Development	2.125%	3/3/25	12,128	12,080
	International Bank for Reconstruction & Development	8.875%	3/1/26	335	350
	International Bank for Reconstruction & Development	4.750%	4/10/26	22,085	22,182
	International Bank for Reconstruction & Development	0.875%	7/15/26	39,201	37,202
	International Bank for Reconstruction & Development	4.000%	8/27/26	22,521	22,405
[2]	International Bank for Reconstruction & Development	1.875%	10/27/26	12,489	11,958
[2]	International Bank for Reconstruction & Development	2.500%	11/22/27	45,623	43,346
	International Bank for Reconstruction & Development	0.750%	11/24/27	66,105	59,688
[2]	International Bank for Reconstruction & Development	1.375%	4/20/28	40,177	36,526
	International Bank for Reconstruction & Development	3.500%	7/12/28	70,570	68,588
	International Bank for Reconstruction & Development	4.625%	8/1/28	61,045	61,564
	International Bank for Reconstruction & Development	1.125%	9/13/28	36,864	32,824
	International Bank for Reconstruction & Development	3.625%	9/21/29	41,260	39,807
	International Bank for Reconstruction & Development	3.875%	10/16/29	36,549	35,630
[2]	International Bank for Reconstruction & Development	1.750%	10/23/29	20,709	18,308
	International Bank for Reconstruction & Development	3.875%	2/14/30	95,373	92,744
	International Bank for Reconstruction & Development	0.875%	5/14/30	31,092	25,787
	International Bank for Reconstruction & Development	4.000%	7/25/30	53,610	52,314
	International Bank for Reconstruction & Development	0.750%	8/26/30	57,995	47,229
	International Bank for Reconstruction & Development	4.000%	1/10/31	40,580	39,361
	International Bank for Reconstruction & Development	1.250%	2/10/31	63,577	52,449
	International Bank for Reconstruction & Development	4.500%	4/10/31	72,347	72,034
	International Bank for Reconstruction & Development	1.625%	11/3/31	114,826	95,075
	International Bank for Reconstruction & Development	2.500%	3/29/32	29,316	25,598
	International Bank for Reconstruction & Development	4.750%	11/14/33	26,196	26,350
[2]	International Bank for Reconstruction & Development	5.750%	5/2/34	50	50
	International Bank for Reconstruction & Development	3.875%	8/28/34	56,928	53,403
[2]	International Bank for Reconstruction & Development	4.750%	2/15/35	10,547	10,560
[2]	International Finance Corp.	2.125%	4/7/26	24,947	24,249
[2]	International Finance Corp.	0.750%	10/8/26	300	282
[2]	International Finance Corp.	4.375%	1/15/27	19,855	19,850
[2]	International Finance Corp.	4.500%	7/13/28	21,161	21,271
[2]	International Finance Corp.	4.250%	7/2/29	33,170	32,889
133

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	International Finance Corp.	0.750%	8/27/30	13,325	10,858
[2,9]	Japan Bank for International Cooperation	2.750%	1/21/26	13,056	12,802
[9]	Japan Bank for International Cooperation	4.250%	1/26/26	33,257	33,122
[2,9]	Japan Bank for International Cooperation	2.375%	4/20/26	3,425	3,330
[9]	Japan Bank for International Cooperation	4.250%	4/27/26	19,220	19,135
[2,9]	Japan Bank for International Cooperation	2.250%	11/4/26	30,112	28,906
[9]	Japan Bank for International Cooperation	2.875%	6/1/27	35,162	33,802
[9]	Japan Bank for International Cooperation	2.875%	7/21/27	10,792	10,353
[9]	Japan Bank for International Cooperation	4.625%	7/22/27	29,360	29,390
[9]	Japan Bank for International Cooperation	2.750%	11/16/27	35,170	33,469
[9]	Japan Bank for International Cooperation	4.625%	7/19/28	10,200	10,227
[9]	Japan Bank for International Cooperation	3.250%	7/20/28	16,399	15,709
[9]	Japan Bank for International Cooperation	4.875%	10/18/28	2,360	2,389
[9]	Japan Bank for International Cooperation	3.500%	10/31/28	22,540	21,720
[9]	Japan Bank for International Cooperation	2.125%	2/16/29	24,913	22,552
[9]	Japan Bank for International Cooperation	2.000%	10/17/29	12,813	11,354
[9]	Japan Bank for International Cooperation	1.250%	1/21/31	17,993	14,708
[9]	Japan Bank for International Cooperation	4.375%	1/24/31	5,148	5,046
[9]	Japan Bank for International Cooperation	1.875%	4/15/31	22,459	18,959
[9]	Japan Bank for International Cooperation	4.625%	4/17/34	6,790	6,685
[9]	Japan International Cooperation Agency	2.750%	4/27/27	11,960	11,465
[9]	Japan International Cooperation Agency	3.250%	5/25/27	29,575	28,631
[9]	Japan International Cooperation Agency	4.000%	5/23/28	10,660	10,460
[9]	Japan International Cooperation Agency	3.375%	6/12/28	5,695	5,473
[9]	Japan International Cooperation Agency	4.750%	5/21/29	6,237	6,249
[9]	Japan International Cooperation Agency	1.000%	7/22/30	5,786	4,732
[9]	Japan International Cooperation Agency	1.750%	4/28/31	3,600	2,998
[10]	KFW	0.625%	1/22/26	94,967	91,299
[10]	KFW	5.000%	3/16/26	82,050	82,618
[10]	KFW	3.625%	4/1/26	46,857	46,419
[10]	KFW	4.625%	8/7/26	59,060	59,314
[10]	KFW	1.000%	10/1/26	61,889	58,468
[10]	KFW	4.375%	3/1/27	48,560	48,580
[10]	KFW	3.000%	5/20/27	36,940	35,810
[10]	KFW	3.500%	8/27/27	24,365	23,847
[10]	KFW	3.750%	2/15/28	62,844	61,738
[10]	KFW	2.875%	4/3/28	29,169	27,863
[10]	KFW	3.875%	6/15/28	59,195	58,269
[10]	KFW	4.000%	3/15/29	22,413	22,027
[10]	KFW	1.750%	9/14/29	20,107	17,825
[10]	KFW	0.750%	9/30/30	34,090	27,738
[10]	KFW	4.750%	10/29/30	20,845	21,121
[10]	KFW	4.125%	7/15/33	55,175	53,198
[10]	KFW	4.375%	2/28/34	20,770	20,343
[10]	KFW	0.000%	4/18/36	22,714	13,280
[10]	KFW	0.000%	6/29/37	37,750	20,768
	Korea Development Bank	0.800%	4/27/26	4,505	4,285
	Korea Development Bank	2.000%	9/12/26	5,885	5,631
	Korea Development Bank	5.375%	10/23/26	9,180	9,287
	Korea Development Bank	4.625%	2/15/27	15,125	15,162
	Korea Development Bank	2.250%	2/24/27	525	501
	Korea Development Bank	1.375%	4/25/27	8,805	8,204
	Korea Development Bank	4.125%	10/16/27	7,060	6,990
	Korea Development Bank	4.375%	2/15/28	28,140	27,792
	Korea Development Bank	5.375%	10/23/28	6,865	6,999
	Korea Development Bank	4.500%	2/15/29	16,130	15,945
	Korea Development Bank	1.625%	1/19/31	4,000	3,288
	Korea Development Bank	2.000%	10/25/31	10,861	8,949
	Korea Development Bank	4.375%	2/15/33	18,050	17,184
	Korea Development Bank	5.625%	10/23/33	6,655	6,898
[10]	Landwirtschaftliche Rentenbank	0.875%	3/30/26	22,780	21,786
[2,10]	Landwirtschaftliche Rentenbank	1.750%	7/27/26	19,820	19,028
[10]	Landwirtschaftliche Rentenbank	3.875%	9/28/27	2,346	2,316
[2,10]	Landwirtschaftliche Rentenbank	2.500%	11/15/27	16,158	15,335
[2,10]	Landwirtschaftliche Rentenbank	3.875%	6/14/28	21,130	20,793
[10]	Landwirtschaftliche Rentenbank	4.625%	4/17/29	19,291	19,401
[10]	Landwirtschaftliche Rentenbank	0.875%	9/3/30	29,660	24,293
[2,10]	Landwirtschaftliche Rentenbank	5.000%	10/24/33	13,000	13,310
[2]	Nordic Investment Bank	0.500%	1/21/26	19,725	18,917
	Nordic Investment Bank	4.375%	3/14/28	35,485	35,463
134

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Nordic Investment Bank	4.250%	2/28/29	19,300	19,144
[11]	Oesterreichische Kontrollbank AG	4.125%	1/20/26	13,255	13,192
[2,11]	Oesterreichische Kontrollbank AG	0.500%	2/2/26	19,597	18,782
[11]	Oesterreichische Kontrollbank AG	5.000%	10/23/26	12,870	13,001
[11]	Oesterreichische Kontrollbank AG	4.750%	5/21/27	23,943	24,120
[11]	Oesterreichische Kontrollbank AG	3.625%	9/9/27	18,295	17,931
[11]	Oesterreichische Kontrollbank AG	4.250%	3/1/28	24,465	24,348
[2,11]	Oesterreichische Kontrollbank AG	4.125%	1/18/29	14,299	14,093
[11]	Oesterreichische Kontrollbank AG	3.750%	9/5/29	13,965	13,530
[2]	Oriental Republic of Uruguay	4.375%	10/27/27	19,417	19,228
[2]	Oriental Republic of Uruguay	4.375%	1/23/31	31,615	30,633
[2]	Oriental Republic of Uruguay	5.750%	10/28/34	25,274	25,952
[2]	Oriental Republic of Uruguay	7.625%	3/21/36	13,834	16,132
[2]	Oriental Republic of Uruguay	4.125%	11/20/45	10,151	8,475
[2]	Oriental Republic of Uruguay	5.100%	6/18/50	50,975	46,713
[2]	Oriental Republic of Uruguay	4.975%	4/20/55	34,040	30,086
[2]	Oriental Republic of Uruguay	5.250%	9/10/60	9,865	8,969
[12]	Petroleos Mexicanos	2.378%	4/15/25	141	138
	Province of Alberta	3.300%	3/15/28	23,328	22,503
	Province of Alberta	4.500%	6/26/29	17,185	17,099
	Province of Alberta	1.300%	7/22/30	45,783	38,234
	Province of Alberta	4.500%	1/24/34	16,040	15,509
	Province of British Columbia	2.250%	6/2/26	9,865	9,569
	Province of British Columbia	0.900%	7/20/26	23,264	22,042
	Province of British Columbia	4.800%	11/15/28	19,890	20,099
	Province of British Columbia	4.900%	4/24/29	37,975	38,371
	Province of British Columbia	1.300%	1/29/31	21,406	17,547
	Province of British Columbia	4.200%	7/6/33	20,090	19,099
	Province of British Columbia	4.750%	6/12/34	41,271	40,623
	Province of British Columbia	7.250%	9/1/36	1,301	1,536
	Province of Manitoba	2.125%	6/22/26	5,446	5,260
[2]	Province of Manitoba	1.500%	10/25/28	11,535	10,336
	Province of Manitoba	4.300%	7/27/33	15,085	14,422
	Province of Manitoba	4.900%	5/31/34	10,764	10,715
	Province of New Brunswick	3.625%	2/24/28	6,115	5,929
	Province of Ontario	0.625%	1/21/26	1,845	1,771
	Province of Ontario	1.050%	4/14/26	200	191
	Province of Ontario	2.500%	4/27/26	22,346	21,780
	Province of Ontario	2.300%	6/15/26	42,710	41,416
	Province of Ontario	3.100%	5/19/27	42,892	41,572
	Province of Ontario	1.050%	5/21/27	2,715	2,507
	Province of Ontario	4.200%	1/18/29	29,180	28,738
	Province of Ontario	3.700%	9/17/29	36,675	35,261
	Province of Ontario	2.000%	10/2/29	31,565	28,079
	Province of Ontario	1.125%	10/7/30	26,175	21,535
	Province of Ontario	1.600%	2/25/31	46,530	38,779
	Province of Ontario	1.800%	10/14/31	40,015	33,152
[2]	Province of Ontario	2.125%	1/21/32	2,644	2,226
	Province of Ontario	5.050%	4/24/34	22,769	22,925
	Province of Quebec	2.500%	4/20/26	25,946	25,288
	Province of Quebec	2.750%	4/12/27	45,955	44,239
	Province of Quebec	3.625%	4/13/28	19,280	18,776
	Province of Quebec	4.500%	4/3/29	36,115	35,944
[2]	Province of Quebec	7.500%	9/15/29	19,623	21,942
	Province of Quebec	1.350%	5/28/30	15,607	13,147
	Province of Quebec	1.900%	4/21/31	90,075	76,158
	Province of Quebec	4.500%	9/8/33	19,480	18,935
	Province of Quebec	4.250%	9/5/34	11,715	11,077
	Province of Saskatchewan	3.250%	6/8/27	10,346	10,039
	Republic of Chile	3.125%	1/21/26	13,103	12,836
[2]	Republic of Chile	2.750%	1/31/27	17,427	16,608
[2]	Republic of Chile	3.240%	2/6/28	23,891	22,599
[2]	Republic of Chile	4.850%	1/22/29	13,500	13,366
[2]	Republic of Chile	2.450%	1/31/31	21,803	18,675
[2]	Republic of Chile	2.550%	1/27/32	20,221	16,943
[2]	Republic of Chile	2.550%	7/27/33	31,584	25,458
[2]	Republic of Chile	3.500%	1/31/34	25,085	21,620
[2]	Republic of Chile	4.950%	1/5/36	22,387	21,203
[2]	Republic of Chile	3.100%	5/7/41	44,535	31,882
[2]	Republic of Chile	4.340%	3/7/42	26,215	22,010
135

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Republic of Chile	3.500%	1/25/50	33,131	22,851
[2]	Republic of Chile	4.000%	1/31/52	18,170	13,580
[2]	Republic of Chile	5.330%	1/5/54	17,732	16,383
[2]	Republic of Chile	3.100%	1/22/61	26,591	15,660
[2]	Republic of Chile	3.250%	9/21/71	14,073	8,299
	Republic of Finland	6.950%	2/15/26	2,595	2,662
[2]	Republic of Hungary	7.625%	3/29/41	21,272	23,499
[2]	Republic of Indonesia	4.150%	9/20/27	5,132	5,013
	Republic of Indonesia	3.500%	1/11/28	16,687	15,908
[2]	Republic of Indonesia	4.550%	1/11/28	12,913	12,703
	Republic of Indonesia	4.100%	4/24/28	20,067	19,418
	Republic of Indonesia	4.750%	2/11/29	21,267	20,948
[2]	Republic of Indonesia	4.400%	3/10/29	12,030	11,696
	Republic of Indonesia	3.400%	9/18/29	10,312	9,579
	Republic of Indonesia	2.850%	2/14/30	15,520	13,885
	Republic of Indonesia	3.850%	10/15/30	21,732	20,255
	Republic of Indonesia	1.850%	3/12/31	18,331	15,002
[2]	Republic of Indonesia	2.150%	7/28/31	7,579	6,251
[2]	Republic of Indonesia	3.550%	3/31/32	13,635	12,196
[2]	Republic of Indonesia	4.650%	9/20/32	11,815	11,260
[2]	Republic of Indonesia	4.850%	1/11/33	15,065	14,536
[2]	Republic of Indonesia	4.700%	2/10/34	6,805	6,455
[2]	Republic of Indonesia	4.750%	9/10/34	13,890	13,182
	Republic of Indonesia	4.350%	1/11/48	30,406	25,459
	Republic of Indonesia	5.350%	2/11/49	14,940	14,494
	Republic of Indonesia	3.700%	10/30/49	13,065	9,662
	Republic of Indonesia	3.500%	2/14/50	10,545	7,523
	Republic of Indonesia	4.200%	10/15/50	21,195	17,069
	Republic of Indonesia	3.050%	3/12/51	20,345	13,141
[2]	Republic of Indonesia	4.300%	3/31/52	9,710	7,855
[2]	Republic of Indonesia	5.450%	9/20/52	6,550	6,295
[2]	Republic of Indonesia	5.650%	1/11/53	9,650	9,524
[2]	Republic of Indonesia	5.100%	2/10/54	13,495	12,394
[2]	Republic of Indonesia	5.150%	9/10/54	1,900	1,750
[2]	Republic of Indonesia	3.200%	9/23/61	8,481	5,222
	Republic of Indonesia	4.450%	4/15/70	14,439	11,578
	Republic of Indonesia	3.350%	3/12/71	10,940	6,818
[2]	Republic of Italy	1.250%	2/17/26	26,023	25,007
[2]	Republic of Italy	2.875%	10/17/29	23,328	21,091
[2]	Republic of Italy	5.375%	6/15/33	31,825	31,466
[2]	Republic of Italy	4.000%	10/17/49	32,190	23,003
[2]	Republic of Italy	3.875%	5/6/51	36,957	24,984
	Republic of Korea	2.750%	1/19/27	53,227	51,488
	Republic of Korea	3.500%	9/20/28	555	535
	Republic of Korea	2.500%	6/19/29	12,910	11,831
	Republic of Korea	4.500%	7/3/29	13,435	13,390
	Republic of Korea	1.000%	9/16/30	10,435	8,548
	Republic of Korea	1.750%	10/15/31	7,135	5,894
	Republic of Korea	4.125%	6/10/44	10,648	9,218
	Republic of Korea	3.875%	9/20/48	7,878	6,419
	Republic of Panama	7.125%	1/29/26	14,064	14,275
	Republic of Panama	8.875%	9/30/27	12,813	13,746
[2]	Republic of Panama	3.875%	3/17/28	14,820	13,671
	Republic of Panama	9.375%	4/1/29	12,584	13,877
[2]	Republic of Panama	3.160%	1/23/30	22,282	18,604
[2]	Republic of Panama	7.500%	3/1/31	14,575	14,775
[2]	Republic of Panama	2.252%	9/29/32	49,963	34,931
[2]	Republic of Panama	3.298%	1/19/33	3,691	2,776
[2]	Republic of Panama	6.400%	2/14/35	30,330	27,492
[2]	Republic of Panama	6.700%	1/26/36	24,775	23,007
[2]	Republic of Panama	6.875%	1/31/36	12,960	12,147
[2]	Republic of Panama	8.000%	3/1/38	8,280	8,296
[2]	Republic of Panama	4.500%	5/15/47	11,694	7,495
[2]	Republic of Panama	4.500%	4/16/50	36,168	22,350
[2]	Republic of Panama	4.300%	4/29/53	20,836	12,198
[2]	Republic of Panama	6.853%	3/28/54	17,975	15,322
[2]	Republic of Panama	4.500%	4/1/56	45,253	26,810
[2]	Republic of Panama	7.875%	3/1/57	2,845	2,740
[2]	Republic of Panama	3.870%	7/23/60	41,664	21,773
[2]	Republic of Panama	4.500%	1/19/63	19,530	11,443
136

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Republic of Peru	2.392%	1/23/26	12,537	12,161
	Republic of Peru	4.125%	8/25/27	9,534	9,317
	Republic of Peru	2.844%	6/20/30	2,858	2,513
[2]	Republic of Peru	2.783%	1/23/31	40,310	34,368
[2]	Republic of Peru	1.862%	12/1/32	13,187	9,986
	Republic of Peru	8.750%	11/21/33	28,478	33,840
[2]	Republic of Peru	3.000%	1/15/34	30,495	24,501
[2]	Republic of Peru	5.375%	2/8/35	17,465	16,742
[2]	Republic of Peru	6.550%	3/14/37	15,711	16,410
[2]	Republic of Peru	3.300%	3/11/41	19,062	13,738
	Republic of Peru	5.625%	11/18/50	32,809	30,654
[2]	Republic of Peru	3.550%	3/10/51	15,756	10,522
[2]	Republic of Peru	5.875%	8/8/54	23,129	21,969
[2]	Republic of Peru	2.780%	12/1/60	26,103	13,752
[2]	Republic of Peru	3.600%	1/15/72	13,135	7,999
[2]	Republic of Peru	3.230%	7/28/21	15,373	8,074
	Republic of Poland	3.250%	4/6/26	22,033	21,642
[2]	Republic of Poland	5.500%	11/16/27	19,804	20,165
[2]	Republic of Poland	4.625%	3/18/29	21,780	21,509
[2]	Republic of Poland	5.750%	11/16/32	19,490	19,868
[2]	Republic of Poland	4.875%	10/4/33	32,810	31,483
[2]	Republic of Poland	5.125%	9/18/34	38,900	37,622
[2]	Republic of Poland	5.500%	4/4/53	32,660	30,055
[2]	Republic of Poland	5.500%	3/18/54	45,300	41,606
	Republic of the Philippines	5.500%	3/30/26	18,545	18,658
	Republic of the Philippines	3.229%	3/29/27	6,580	6,341
	Republic of the Philippines	5.170%	10/13/27	6,820	6,854
	Republic of the Philippines	3.000%	2/1/28	25,602	24,061
	Republic of the Philippines	4.625%	7/17/28	7,747	7,608
	Republic of the Philippines	3.750%	1/14/29	23,786	22,594
	Republic of the Philippines	9.500%	2/2/30	27,156	32,448
	Republic of the Philippines	4.375%	3/5/30	7,995	7,720
	Republic of the Philippines	2.457%	5/5/30	13,397	11,723
	Republic of the Philippines	7.750%	1/14/31	25,605	28,878
	Republic of the Philippines	1.648%	6/10/31	13,067	10,501
	Republic of the Philippines	1.950%	1/6/32	9,330	7,493
	Republic of the Philippines	6.375%	1/15/32	14,105	14,945
	Republic of the Philippines	3.556%	9/29/32	10,000	8,905
	Republic of the Philippines	5.609%	4/13/33	9,945	10,093
	Republic of the Philippines	5.000%	7/17/33	16,585	16,178
	Republic of the Philippines	5.250%	5/14/34	14,010	13,813
	Republic of the Philippines	6.375%	10/23/34	33,488	35,974
	Republic of the Philippines	4.750%	3/5/35	16,435	15,546
	Republic of the Philippines	5.000%	1/13/37	12,127	11,681
	Republic of the Philippines	3.950%	1/20/40	26,421	21,907
	Republic of the Philippines	3.700%	3/1/41	26,189	20,778
	Republic of the Philippines	3.700%	2/2/42	26,007	20,429
	Republic of the Philippines	2.950%	5/5/45	17,587	11,745
	Republic of the Philippines	2.650%	12/10/45	19,909	12,548
	Republic of the Philippines	3.200%	7/6/46	28,884	19,984
	Republic of the Philippines	4.200%	3/29/47	5,830	4,709
	Republic of the Philippines	5.950%	10/13/47	9,785	10,106
	Republic of the Philippines	5.500%	1/17/48	17,110	16,576
	Republic of the Philippines	5.600%	5/14/49	18,655	18,249
	Republic of the Philippines	5.175%	9/5/49	13,100	12,101
[2]	State of Israel	2.875%	3/16/26	12,935	12,624
[2]	State of Israel	3.250%	1/17/28	10,460	9,882
[2]	State of Israel	5.375%	3/12/29	25,745	25,657
[2]	State of Israel	2.500%	1/15/30	4,182	3,633
[2]	State of Israel	2.750%	7/3/30	17,815	15,479
[2]	State of Israel	4.500%	1/17/33	39,250	35,977
[2]	State of Israel	5.500%	3/12/34	40,935	39,909
[2]	State of Israel	4.500%	1/30/43	23,207	19,254
[2]	State of Israel	4.125%	1/17/48	13,000	9,843
[2]	State of Israel	3.375%	1/15/50	35,274	22,845
[2]	State of Israel	3.875%	7/3/50	18,738	13,216
[2]	State of Israel	5.750%	3/12/54	39,480	36,060
[2]	State of Israel	4.500%	4/3/20	12,845	8,923
[2]	Svensk Exportkredit AB	4.375%	2/13/26	22,745	22,691
[2]	Svensk Exportkredit AB	4.875%	9/14/26	5,230	5,265
137

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Svensk Exportkredit AB	2.250%	3/22/27	12,987	12,379
[2]	Svensk Exportkredit AB	3.750%	9/13/27	19,650	19,313
	Svensk Exportkredit AB	4.125%	6/14/28	15,500	15,342
[2]	Svensk Exportkredit AB	4.250%	2/1/29	7,045	6,959
[2]	Svensk Exportkredit AB	4.875%	10/4/30	16,150	16,328
[2]	Svensk Exportkredit AB	0.000%	5/11/37	200	101
	United Mexican States	4.125%	1/21/26	33,254	32,900
	United Mexican States	4.150%	3/28/27	39,531	38,632
	United Mexican States	3.750%	1/11/28	36,574	34,742
[2]	United Mexican States	5.400%	2/9/28	18,645	18,471
	United Mexican States	4.500%	4/22/29	40,566	38,659
[2]	United Mexican States	5.000%	5/7/29	275	265
[2]	United Mexican States	3.250%	4/16/30	32,230	28,052
[2]	United Mexican States	2.659%	5/24/31	44,061	35,707
[2]	United Mexican States	8.300%	8/15/31	5,565	6,436
[2]	United Mexican States	4.750%	4/27/32	18,442	16,711
[2]	United Mexican States	7.500%	4/8/33	17,810	19,233
[2]	United Mexican States	4.875%	5/19/33	21,929	19,616
[2]	United Mexican States	3.500%	2/12/34	31,486	24,997
[2]	United Mexican States	6.750%	9/27/34	10,148	10,270
[2]	United Mexican States	6.350%	2/9/35	42,605	41,591
[2]	United Mexican States	6.000%	5/7/36	52,034	48,915
	United Mexican States	6.050%	1/11/40	45,473	42,076
[2]	United Mexican States	4.280%	8/14/41	35,080	25,851
[2]	United Mexican States	4.750%	3/8/44	48,126	36,502
	United Mexican States	5.550%	1/21/45	5,986	5,180
	United Mexican States	4.600%	1/23/46	38,879	28,065
	United Mexican States	4.350%	1/15/47	29,485	20,532
	United Mexican States	4.600%	2/10/48	32,480	23,271
[2]	United Mexican States	4.500%	1/31/50	30,205	21,217
[2]	United Mexican States	5.000%	4/27/51	24,730	18,552
[2]	United Mexican States	4.400%	2/12/52	34,870	23,501
[2]	United Mexican States	6.338%	5/4/53	43,044	38,228
[2]	United Mexican States	6.400%	5/7/54	20,880	18,732
[2]	United Mexican States	3.771%	5/24/61	53,026	30,217
[2]	United Mexican States	5.750%	10/12/10	30,216	23,131
Total Sovereign Bonds (Cost $12,120,132)					11,237,516
Taxable Municipal Bonds (0.5%)
	Alabama Economic Settlement Authority BP Settlement Revenue	3.163%	9/15/25	635	628
	Alabama Federal AID Highway Finance Authority SO Revenue	2.650%	9/1/37	4,750	3,701
	Alameda County CA Joint Powers Authority Lease Revenue	7.046%	12/1/44	2,050	2,301
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	6.449%	2/15/44	4,895	5,149
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	7.834%	2/15/41	2,300	2,712
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	6.053%	2/15/43	1,000	1,016
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	7.499%	2/15/50	1,530	1,778
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	8.084%	2/15/50	9,415	11,869
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.918%	4/1/40	2,000	2,222
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/49	18,010	19,035
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/50	6,275	7,193
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.907%	10/1/50	10,390	11,793
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	3.126%	4/1/55	6,725	4,404
	California Earthquake Authority Revenue	5.603%	7/1/27	4,340	4,357
	California GO	2.650%	4/1/26	5,000	4,905
	California GO	1.700%	2/1/28	5,150	4,744
	California GO	3.500%	4/1/28	7,635	7,411
	California GO	3.050%	4/1/29	600	565
	California GO	5.125%	9/1/29	4,925	5,042
	California GO	2.500%	10/1/29	9,035	8,234
	California GO	1.750%	11/1/30	5,000	4,225
	California GO	5.750%	10/1/31	8,200	8,600
	California GO	6.000%	3/1/33	5,000	5,332
	California GO	4.500%	4/1/33	11,590	11,165
	California GO	7.500%	4/1/34	32,655	37,255
	California GO	5.150%	9/1/34	3,625	3,633
	California GO	4.600%	4/1/38	17,500	16,287
138

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	7.550%	4/1/39	41,470	49,019
	California GO	7.300%	10/1/39	13,946	15,879
	California GO	7.350%	11/1/39	16,775	19,182
	California GO	7.625%	3/1/40	16,025	18,883
	California GO	7.600%	11/1/40	16,105	19,179
	California GO	5.875%	10/1/41	2,550	2,636
	California GO	5.200%	3/1/43	5,600	5,425
	California Health Facilities Financing Authority Revenue (Social Bonds-Federally Taxable)	4.353%	6/1/41	1,000	887
	California State Taxable Various Purpose GO	5.125%	3/1/38	5,600	5,481
	California State University Systemwide Revenue	3.899%	11/1/47	3,220	2,630
	California State University Systemwide Revenue	2.897%	11/1/51	1,850	1,282
	California State University Systemwide Revenue	2.975%	11/1/51	10,905	7,299
	California State University Systemwide Revenue	2.719%	11/1/52	4,300	2,823
	California State University Systemwide Revenue	2.939%	11/1/52	6,000	3,997
	California State University Systemwide Revenue	5.183%	11/1/53	2,900	2,778
	Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.491%	11/1/39	1,410	1,409
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue	3.204%	1/15/51	5,150	3,553
	Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	7,505	7,535
	Chicago IL O'Hare International Airport Revenue	6.395%	1/1/40	1,745	1,834
	Chicago IL O'Hare International Airport Revenue	4.472%	1/1/49	4,375	3,834
	Chicago IL O'Hare International Airport Revenue	4.572%	1/1/54	9,095	7,958
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	6,513	7,175
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	1,408	1,551
	Clark County NV Airport System Revenue	6.820%	7/1/45	3,745	4,171
	Commonwealth Financing Authority Pennsylvania Revenue	3.864%	6/1/38	8,870	7,884
	Commonwealth Financing Authority Pennsylvania Revenue	3.807%	6/1/41	5,735	4,780
	Commonwealth of Massachusetts SO Revenue	3.769%	7/15/29	3,750	3,632
	Connecticut GO	5.090%	10/1/30	8,770	8,749
	Connecticut GO	5.850%	3/15/32	7,595	7,979
	Cook County IL GO	6.229%	11/15/34	4,650	4,834
	Dallas County TX Hospital District GO	5.621%	8/15/44	2,100	2,066
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	2,065	2,098
	Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	4,000	3,662
	Dallas TX Convention Center Hotel Development Corp. Hotel Revenue	7.088%	1/1/42	4,490	4,940
[13]	Dallas TX Independent School District GO	6.450%	2/15/35	3,750	3,789
	Dallas-Fort Worth TX International Airport Revenue	2.994%	11/1/38	15,350	12,595
	Dallas-Fort Worth TX International Airport Revenue	3.144%	11/1/45	4,500	3,360
	Dallas-Fort Worth TX International Airport Revenue	2.843%	11/1/46	3,600	2,530
	Dallas-Fort Worth TX International Airport Revenue	4.507%	11/1/51	10,050	8,710
	District of Columbia Water & Sewer Authority Public Utility Revenue	4.814%	10/1/14	4,650	3,987
	East Bay CA Municipal Utility District Water System Revenue	5.874%	6/1/40	4,720	4,848
	Florida State Board of Administration Finance Corp. Revenue	1.705%	7/1/27	13,800	12,794
	Florida State Board of Administration Finance Corp. Revenue	2.154%	7/1/30	16,985	14,641
	Florida State Board of Administration Finance Corp. Revenue	5.526%	7/1/34	13,500	13,635
	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	4.094%	1/15/49	7,150	5,687
[14]	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	3.924%	1/15/53	2,200	1,688
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	14,896	15,894
	Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	6,299	6,757
	Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/57	3,485	3,820
	Georgia Water & Wastewater Revenue	2.257%	11/1/35	2,400	1,914
	Golden State Tobacco Securitization Corp. California Revenue	2.746%	6/1/34	3,650	3,072
	Golden State Tobacco Securitization Corp. California Revenue	3.487%	6/1/36	3,000	2,472
	Golden State Tobacco Securitization Corp. California Revenue	3.115%	6/1/38	5,700	4,547
	Golden State Tobacco Securitization Corp. California Revenue	3.714%	6/1/41	4,700	3,622
	Golden State Tobacco Securitization Corp. California Revenue	3.293%	6/1/42	4,700	3,534
	Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/46	5,230	4,858
	Golden State Tobacco Securitization Corp. California Revenue	3.850%	6/1/50	3,790	3,433
	Golden State Tobacco Securitization Corp. California Revenue	4.214%	6/1/50	8,625	6,389
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/52	27,320	18,955
	Houston TX GO	6.290%	3/1/32	10,490	10,995
	Houston TX GO	3.961%	3/1/47	1,330	1,119
	Idaho Energy Resources Authority Transmission Facilities Revenue (Bonneville Cooperation Project No.2)	2.861%	9/1/46	2,400	1,659
	Illinois GO	5.100%	6/1/33	96,644	95,280
	Illinois GO	6.630%	2/1/35	7,116	7,377
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	4,980	5,185
	Indiana Finance Authority Revenue (Ohio River Bridges East End Crossing Project)	3.051%	1/1/51	5,225	3,750
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	3.985%	1/1/29	5,350	5,290
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	4.433%	1/1/33	1,145	1,125
139

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	4.532%	1/1/35	7,980	7,750
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	2.833%	1/1/38	4,165	3,307
	Kansas Development Finance Authority Revenue	4.927%	4/15/45	900	849
[15]	Kansas Development Finance Authority Revenue	2.774%	5/1/51	4,750	3,207
[14]	Kansas Development Finance Authority Revenue (Employees Retirement System)	5.501%	5/1/34	4,300	4,390
	Los Angeles CA Community College District GO	6.750%	8/1/49	3,025	3,365
[14]	Los Angeles CA Department of Airports International Revenue	4.242%	5/15/48	3,225	2,752
	Los Angeles CA Department of Water & Power Revenue	6.574%	7/1/45	2,700	2,927
	Los Angeles CA Department of Water & Power Revenue	6.603%	7/1/50	5,060	5,571
	Los Angeles County CA Public Works Financing Authority Lease Revenue	7.618%	8/1/40	2,200	2,562
	Louisiana Gasoline & Fuel Tax Revenue	2.952%	5/1/41	3,225	2,430
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	3.615%	2/1/29	5,504	5,439
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.081%	6/1/31	4,332	4,354
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.145%	2/1/33	9,400	9,129
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.048%	12/1/34	4,900	4,898
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.275%	2/1/36	2,225	2,106
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.475%	8/1/39	11,100	10,338
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.198%	12/1/39	14,980	14,824
	Maryland Economic Development Corp. Revenue	5.942%	5/31/57	2,900	2,950
	Maryland Economic Development Corp. Revenue (Prince George's County Public Schools)	5.433%	5/31/56	3,911	3,757
	Maryland Health & Higher Educational Facilities Authority Revenue	3.052%	7/1/40	3,900	2,873
	Maryland Health & Higher Educational Facilities Authority Revenue	3.197%	7/1/50	3,900	2,641
	Massachusetts GO	4.500%	8/1/31	400	390
	Massachusetts GO	5.456%	12/1/39	5,350	5,320
	Massachusetts GO	2.900%	9/1/49	5,415	3,668
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	1.753%	8/15/30	3,000	2,627
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/39	3,100	3,144
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.395%	10/15/40	7,605	6,157
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	2.950%	5/15/43	5,510	4,085
	Massachusetts SO Revenue	4.110%	7/15/31	4,435	4,333
	Massachusetts Transportation Fund Revenue	5.731%	6/1/40	4,275	4,269
	Metropolitan Government of Nashville & Davidson County TN Convention Center Authority Tourism Tax Revenue	6.731%	7/1/43	2,260	2,410
	Metropolitan Transportation Authority NY Revenue	5.175%	11/15/49	765	657
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue	7.462%	10/1/46	6,325	7,490
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.280%	10/1/41	6,205	5,505
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.084%	12/1/34	4,490	3,879
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.384%	12/1/40	6,225	4,978
	Michigan State University Revenue	4.496%	8/15/48	2,600	2,357
	Michigan State University Revenue	4.165%	8/15/22	1,810	1,333
	Michigan Strategic Fund Ltd. Obligation Revenue	3.225%	9/1/47	4,000	2,972
	Mississippi GO	5.245%	11/1/34	1,375	1,361
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.229%	5/15/50	4,815	3,394
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.652%	8/15/57	5,750	4,241
	National Finance Authority NH Revenue	3.300%	4/1/32	4,400	3,550
[16]	New Jersey Economic Development Authority Revenue (State Pension Funding)	7.425%	2/15/29	15,550	16,447
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.561%	12/15/40	8,105	8,650
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	18,650	21,365
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	24,238	27,068
	New York City NY GO	4.610%	9/1/37	10,000	9,482
	New York City NY GO	5.517%	10/1/37	9,550	9,476
	New York City NY GO	6.271%	12/1/37	5,400	5,668
	New York City NY GO	5.264%	10/1/44	7,285	7,089
	New York City NY GO	5.094%	10/1/49	7,575	7,182
	New York City NY GO	5.263%	10/1/52	1,900	1,846
	New York City NY GO	5.828%	10/1/53	2,700	2,826
	New York City NY GO	5.114%	10/1/54	5,060	4,788
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.750%	6/15/41	1,435	1,418
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.724%	6/15/42	395	388
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.952%	6/15/42	2,900	2,919
140

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	6.011%	6/15/42	1,050	1,064
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.440%	6/15/43	4,675	4,422
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.882%	6/15/44	19,200	19,035
	New York City NY Transitional Finance Authority Future Tax Revenue	5.508%	8/1/37	8,550	8,429
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.668%	11/15/39	1,935	2,063
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.814%	11/15/40	720	773
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	17,640	20,618
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.628%	3/15/39	2,170	2,171
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.600%	3/15/40	865	858
	New York State Thruway Authority General Revenue	2.900%	1/1/35	3,715	3,172
	New York State Urban Development Corp. Revenue Prere.	3.900%	3/15/29	765	743
	New York State Urban Development Corp. Revenue	3.900%	3/15/33	3,235	3,008
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.770%	3/15/39	5,165	5,216
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	10,855	12,064
	Ohio State University General Receipts Revenue	4.910%	6/1/40	9,285	8,687
	Ohio State University General Receipts Revenue	4.800%	6/1/11	3,860	3,282
	Ohio Turnpike Commission Revenue	3.216%	2/15/48	8,675	6,303
	Oklahoma Development Finance Authority Revenue	3.877%	5/1/37	3,960	3,783
	Oklahoma Development Finance Authority Revenue	4.380%	11/1/45	6,075	5,529
	Oklahoma Development Finance Authority Revenue	4.714%	5/1/52	4,700	4,278
	Oregon GO	5.892%	6/1/27	4,279	4,385
[14]	Oregon School Boards Association GO	5.528%	6/30/28	839	852
[16]	Oregon School Boards Association GO	5.680%	6/30/28	1,575	1,602
	Pennsylvania State University Revenue	2.790%	9/1/43	7,400	5,537
	Pennsylvania State University Revenue	2.840%	9/1/50	5,415	3,641
	Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	4,390	4,253
	Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	2,560	2,712
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	5,560	5,687
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	12,025	12,299
	Port Authority of New York & New Jersey Revenue	4.960%	8/1/46	6,300	5,920
	Port Authority of New York & New Jersey Revenue	5.310%	8/1/46	4,625	4,416
	Port Authority of New York & New Jersey Revenue	4.031%	9/1/48	2,205	1,786
	Port Authority of New York & New Jersey Revenue	3.139%	2/15/51	15,100	10,655
	Port Authority of New York & New Jersey Revenue	4.926%	10/1/51	2,315	2,147
	Port Authority of New York & New Jersey Revenue	5.072%	7/15/53	6,700	6,337
	Port Authority of New York & New Jersey Revenue	3.175%	7/15/60	5,350	3,437
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	28,925	24,297
	Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	5,400	4,848
	Port Authority of New York & New Jersey Revenue	3.287%	8/1/69	5,400	3,434
	Port of Morrow OR Transmission Facilities Revenue (Bonneville Cooperation Projects)	2.543%	9/1/40	5,225	3,803
	Regional Transportation District of Colorado Sales Tax Revenue	5.844%	11/1/50	3,500	3,544
	Riverside CA Pension Obligation Taxable Revenue Bonds	3.857%	6/1/45	3,825	3,247
	Riverside County CA Pension Obligation Revenue Bonds	3.818%	2/15/38	975	870
	Rutgers State University New Jersey Revenue	5.665%	5/1/40	3,275	3,254
	Rutgers State University New Jersey Revenue	3.270%	5/1/43	1,325	1,042
	Rutgers State University New Jersey Revenue	3.915%	5/1/19	4,815	3,267
	Sales Tax Securitization Corp. Illinois Revenue	3.238%	1/1/42	5,000	3,972
	Sales Tax Securitization Corp. Illinois Revenue	3.587%	1/1/43	8,700	7,142
	Sales Tax Securitization Corp. Illinois Revenue	3.820%	1/1/48	3,525	2,785
	Sales Tax Securitization Corp. Illinois Revenue	4.787%	1/1/48	1,795	1,639
	Salt River Projects Arizona Agricultural Improvement & Power District Revenue	4.839%	1/1/41	3,880	3,585
	San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	4,085	4,225
	San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/41	6,750	6,755
	San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/42	5,150	4,745
	San Diego County CA Regional Transportation Commission Sales Tax Revenue	5.911%	4/1/48	3,760	3,815
	San Diego County CA Water Authority Revenue	6.138%	5/1/49	11,670	12,056
	San Francisco CA City & County Public Utilities Commission Wastewater Revenue	4.655%	10/1/27	5,375	5,384
	San Francisco CA City & County Public Utilities Commission Water Revenue	6.950%	11/1/50	5,175	5,729
	San Jose California Redevelopment Agency Successor Agency Tax Allocation	3.375%	8/1/34	5,940	5,276
	South Carolina Public Service Authority Revenue	6.454%	1/1/50	8,650	9,211
	State Public School Building Authority PA Revenue	5.000%	9/15/27	4,217	4,256
	Texas A & M University Permanent Fund Revenue	3.660%	7/1/47	1,050	848
	Texas GO	5.517%	4/1/39	17,465	17,460
	Texas Natural Gas Securitization Finance Corp. Revenue	5.102%	4/1/35	21,926	21,972
	Texas Natural Gas Securitization Finance Corp. Revenue	5.169%	4/1/41	21,910	21,577
141

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners)	3.922%	12/31/49	14,835	11,737
	Texas Transportation Commission GO	4.681%	4/1/40	2,850	2,633
	Texas Transportation Commission State Highway Revenue	5.178%	4/1/30	7,485	7,556
[14]	Tucson City AZ COP	2.856%	7/1/47	4,300	3,047
	University of California Regents Medical Center Pooled Revenue	4.132%	5/15/32	2,500	2,372
	University of California Regents Medical Center Pooled Revenue	6.548%	5/15/48	13,925	14,955
	University of California Regents Medical Center Pooled Revenue	6.583%	5/15/49	2,575	2,765
	University of California Regents Medical Center Pooled Revenue	3.006%	5/15/50	7,295	4,769
	University of California Regents Medical Center Pooled Revenue	4.563%	5/15/53	3,600	3,101
	University of California Regents Medical Center Pooled Revenue	3.256%	5/15/60	6,730	4,340
	University of California Regents Medical Center Pooled Revenue	3.706%	5/15/20	3,600	2,254
	University of California Revenue	1.316%	5/15/27	15,685	14,573
	University of California Revenue	1.614%	5/15/30	10,355	8,819
	University of California Revenue	3.071%	5/15/51	7,540	4,978
	University of California Revenue	4.858%	5/15/12	17,290	14,370
	University of California Revenue	4.767%	5/15/15	6,058	4,940
	University of Michigan Revenue	2.437%	4/1/40	5,110	3,645
	University of Michigan Revenue	2.562%	4/1/50	2,850	1,756
	University of Michigan Revenue	3.504%	4/1/52	5,555	4,091
	University of Michigan Revenue	4.454%	4/1/22	4,365	3,425
	University of Minnesota Revenue	4.048%	4/1/52	1,500	1,217
	University of Nebraska Student Fee Revenue	3.037%	10/1/49	5,355	3,773
[15]	University of Oregon Revenue	3.424%	3/1/60	7,680	5,329
	University of Pittsburgh Pennsylvania of the Commonwealth System of Higher Education Revenue	3.555%	9/15/19	14,580	9,180
	University of Texas Financing System Revenue	4.794%	8/15/46	2,985	2,797
	University of Texas Financing System Revenue	3.354%	8/15/47	3,200	2,376
	University of Texas Financing System Revenue	2.439%	8/15/49	5,110	3,049
	University of Texas Permanent University Fund Revenue	3.376%	7/1/47	5,800	4,352
	University of Texas Permanent University Fund Revenue	3.100%	7/1/49	5,715	4,154
	University of Virginia Revenue	2.256%	9/1/50	19,425	11,211
	University of Virginia Revenue	4.179%	9/1/17	3,425	2,564
	University of Virginia Revenue	3.227%	9/1/19	1,395	797
[14]	Wisconsin General Fund Annual Appropriation Revenue	5.700%	5/1/26	585	591
	Wisconsin General Fund Annual Appropriation Revenue ETM	3.154%	5/1/27	3,100	3,009
	Wisconsin General Fund Annual Appropriation Revenue	3.954%	5/1/36	17,995	16,324
Total Taxable Municipal Bonds (Cost $1,853,597)					1,625,093
142

Total Bond Market Index Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (1.0%)
Money Market Fund (1.0%)
[17]	Vanguard Market Liquidity Fund (Cost $3,253,656)	4.466%	32,541,763	3,254,177
Total Investments (100.2%) (Cost $372,990,294)				342,984,390
Other Assets and Liabilities—Net (-0.2%)				(560,462)
Net Assets (100%)				342,423,928
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $14,756,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	U.S. government-guaranteed.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of December 31, 2024.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2024, the aggregate value was $822,880,000, representing 0.2% of net assets.
8	Guaranteed by the Government of Canada.
9	Guaranteed by the Government of Japan.
10	Guaranteed by the Federal Republic of Germany.
11	Guaranteed by the Republic of Austria.
12	Guaranteed by the Government of Mexico.
13	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
14	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
15	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
16	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
17	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1YR—1-year.
CMT—Constant Maturing Treasury Rate.
COP—Certificate of Participation.
DAC—Designated Activity Company.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
REIT—Real Estate Investment Trust.
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year.
RFUCCT6M—Refinitiv USD IBOR Consumer Cash Fallbacks Term 6-month.
SO—Special Obligation.
UMBS—Uniform Mortgage-Backed Securities.
See accompanying Notes, which are an integral part of the Financial Statements.
143

Total Bond Market Index Fund
Statement of Assets and Liabilities
As of December 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $369,736,638)	339,730,213
Affiliated Issuers (Cost $3,253,656)	3,254,177
Total Investments in Securities	342,984,390
Investment in Vanguard	9,100
Receivables for Investment Securities Sold	1,820,320
Receivables for Accrued Income	2,691,017
Receivables for Capital Shares Issued	566,682
Other Assets	227
Total Assets	348,071,736
Liabilities
Due to Custodian	4,476
Payables for Investment Securities Purchased	4,949,641
Payables for Capital Shares Redeemed	640,818
Payables for Distributions	47,791
Payables to Vanguard	5,082
Total Liabilities	5,647,808
Net Assets	342,423,928

144

Total Bond Market Index Fund
Statement of Assets and Liabilities (continued)
At December 31, 2024, net assets consisted of:
($000s, except shares, footnotes, and per-share amounts)	Amount
Paid-in Capital	382,551,124
Total Distributable Earnings (Loss)	(40,127,196)
Net Assets	342,423,928

Investor Shares—Net Assets
Applicable to 54,649,765 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	518,331
Net Asset Value Per Share—Investor Shares	$9.48

ETF Shares—Net Assets
Applicable to 1,687,923,018 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	121,366,156
Net Asset Value Per Share—ETF Shares	$71.90

Admiral™ Shares—Net Assets
Applicable to 10,429,052,881 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	98,915,522
Net Asset Value Per Share—Admiral Shares	$9.48

Institutional Shares—Net Assets
Applicable to 4,675,055,337 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	44,341,279
Net Asset Value Per Share—Institutional Shares	$9.48

Institutional Plus Shares—Net Assets
Applicable to 3,468,895,163 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	32,900,622
Net Asset Value Per Share—Institutional Plus Shares	$9.48

Institutional Select Shares—Net Assets
Applicable to 4,679,439,363 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	44,382,018
Net Asset Value Per Share—Institutional Select Shares	$9.48
See accompanying Notes, which are an integral part of the Financial Statements.
145

Total Bond Market Index Fund
Statement of Operations

Year Ended December 31, 2024
($000)
Investment Income
Income
Interest[1]	12,010,408
Total Income	12,010,408
Expenses
The Vanguard Group—Note B
Investment Advisory Services	6,169
Management and Administrative—Investor Shares	828
Management and Administrative—ETF Shares	22,370
Management and Administrative—Admiral Shares	40,946
Management and Administrative—Institutional Shares	12,258
Management and Administrative—Institutional Plus Shares	7,649
Management and Administrative—Institutional Select Shares	3,030
Marketing and Distribution—Investor Shares	27
Marketing and Distribution—ETF Shares	4,595
Marketing and Distribution—Admiral Shares	4,890
Marketing and Distribution—Institutional Shares	1,551
Marketing and Distribution—Institutional Plus Shares	883
Marketing and Distribution—Institutional Select Shares	76
Custodian Fees	640
Auditing Fees	67
Shareholders’ Reports and Proxy Fees—Investor Shares	2
Shareholders’ Reports and Proxy Fees—ETF Shares	3,925
Shareholders’ Reports and Proxy Fees—Admiral Shares	1,549
Shareholders’ Reports and Proxy Fees—Institutional Shares	584
Shareholders’ Reports and Proxy Fees—Institutional Plus Shares	413
Shareholders’ Reports and Proxy Fees—Institutional Select Shares	1
Trustees’ Fees and Expenses	186
Other Expenses	33
Total Expenses	112,672
Net Investment Income	11,897,736
Realized Net Gain (Loss) on Investment Securities Sold[1,2]	(3,018,073)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	(4,691,287)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,188,376
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $104,996,000, $528,000, and $432,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes ($93,011,000) of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
146

Total Bond Market Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	11,897,736	9,332,029
Realized Net Gain (Loss)	(3,018,073)	(3,722,907)
Change in Unrealized Appreciation (Depreciation)	(4,691,287)	10,982,017
Net Increase (Decrease) in Net Assets Resulting from Operations	4,188,376	16,591,139
Distributions
Investor Shares	(20,455)	(22,025)
ETF Shares	(4,054,718)	(2,971,571)
Admiral Shares	(3,594,969)	(3,039,294)
Institutional Shares	(1,597,466)	(1,323,248)
Institutional Plus Shares	(1,172,679)	(985,162)
Institutional Select Shares	(1,459,769)	(989,486)
Total Distributions	(11,900,056)	(9,330,786)
Capital Share Transactions
Investor Shares	(138,095)	(140,913)
ETF Shares	19,278,888	17,495,034
Admiral Shares	2,260,658	2,072,717
Institutional Shares	1,898,535	1,652,184
Institutional Plus Shares	395,100	3,871,332
Institutional Select Shares	11,393,710	4,246,162
Net Increase (Decrease) from Capital Share Transactions	35,088,796	29,196,516
Total Increase (Decrease)	27,377,116	36,456,869
Net Assets
Beginning of Period	315,046,812	278,589,943
End of Period	342,423,928	315,046,812
See accompanying Notes, which are an integral part of the Financial Statements.
147

Total Bond Market Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.71	$9.48	$11.19	$11.62	$11.05
Investment Operations
Net Investment Income[1]	.338	.289	.228	.202	.247
Net Realized and Unrealized Gain (Loss) on Investments	(.229)	.231	(1.702)	(.407)	.589
Total from Investment Operations	.109	.520	(1.474)	(.205)	.836
Distributions
Dividends from Net Investment Income	(.339)	(.290)	(.228)	(.201)	(.247)
Distributions from Realized Capital Gains	—	—	(.008)	(.024)	(.019)
Total Distributions	(.339)	(.290)	(.236)	(.225)	(.266)
Net Asset Value, End of Period	$9.48	$9.71	$9.48	$11.19	$11.62
Total Return[2]	1.14%	5.60%	-13.25%	-1.77%	7.61%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$518	$670	$795	$1,169	$1,606
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%[3]	0.15%[3]	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	3.52%	3.04%	2.26%	1.78%	2.15%
Portfolio Turnover Rate[4,5]	36%	36%	40%	69%	79%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.15%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
5	Includes 9%, 10%, 12%, 34%, and 29%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
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Total Bond Market Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$73.57	$71.83	$84.77	$88.03	$83.71
Investment Operations
Net Investment Income[1]	2.656	2.292	1.830	1.623	1.962
Net Realized and Unrealized Gain (Loss) on Investments	(1.688)	1.717	(12.903)	(3.085)	4.455
Total from Investment Operations	.968	4.009	(11.073)	(1.462)	6.417
Distributions
Dividends from Net Investment Income	(2.638)	(2.269)	(1.808)	(1.615)	(1.954)
Distributions from Realized Capital Gains	—	—	(.059)	(.183)	(.143)
Total Distributions	(2.638)	(2.269)	(1.867)	(1.798)	(2.097)
Net Asset Value, End of Period	$71.90	$73.57	$71.83	$84.77	$88.03
Total Return	1.34%	5.70%	-13.15%	-1.66%	7.71%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$121,366	$104,824	$84,879	$84,254	$68,245
Ratio of Total Expenses to Average Net Assets	0.03%	0.03%[2]	0.03%[2]	0.03%	0.035%
Ratio of Net Investment Income to Average Net Assets	3.65%	3.18%	2.41%	1.89%	2.25%
Portfolio Turnover Rate[3,4]	36%	36%	40%	69%	79%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.03%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
4	Includes 9%, 10%, 12%, 34%, and 29%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
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Total Bond Market Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.71	$9.48	$11.19	$11.62	$11.05
Investment Operations
Net Investment Income[1]	.348	.300	.239	.213	.258
Net Realized and Unrealized Gain (Loss) on Investments	(.230)	.229	(1.703)	(.407)	.590
Total from Investment Operations	.118	.529	(1.464)	(.194)	.848
Distributions
Dividends from Net Investment Income	(.348)	(.299)	(.238)	(.212)	(.259)
Distributions from Realized Capital Gains	—	—	(.008)	(.024)	(.019)
Total Distributions	(.348)	(.299)	(.246)	(.236)	(.278)
Net Asset Value, End of Period	$9.48	$9.71	$9.48	$11.19	$11.62
Total Return[2]	1.24%	5.70%	-13.16%	-1.67%	7.72%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$98,916	$98,946	$94,589	$116,295	$120,909
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%[3]	0.05%[3]	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	3.63%	3.16%	2.38%	1.88%	2.25%
Portfolio Turnover Rate[4,5]	36%	36%	40%	69%	79%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
5	Includes 9%, 10%, 12%, 34%, and 29%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
150

Total Bond Market Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.71	$9.48	$11.19	$11.62	$11.05
Investment Operations
Net Investment Income[1]	.350	.301	.240	.214	.260
Net Realized and Unrealized Gain (Loss) on Investments	(.231)	.230	(1.702)	(.406)	.590
Total from Investment Operations	.119	.531	(1.462)	(.192)	.850
Distributions
Dividends from Net Investment Income	(.349)	(.301)	(.240)	(.214)	(.261)
Distributions from Realized Capital Gains	—	—	(.008)	(.024)	(.019)
Total Distributions	(.349)	(.301)	(.248)	(.238)	(.280)
Net Asset Value, End of Period	$9.48	$9.71	$9.48	$11.19	$11.62
Total Return	1.25%	5.72%	-13.15%	-1.65%	7.74%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$44,341	$43,463	$40,813	$49,162	$53,018
Ratio of Total Expenses to Average Net Assets	0.035%	0.035%[2]	0.035%[2]	0.035%	0.035%
Ratio of Net Investment Income to Average Net Assets	3.64%	3.17%	2.39%	1.90%	2.26%
Portfolio Turnover Rate[3,4]	36%	36%	40%	69%	79%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.035%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
4	Includes 9%, 10%, 12%, 34%, and 29%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
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Total Bond Market Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.71	$9.48	$11.19	$11.62	$11.05
Investment Operations
Net Investment Income[1]	.350	.302	.240	.214	.260
Net Realized and Unrealized Gain (Loss) on Investments	(.230)	.229	(1.702)	(.406)	.590
Total from Investment Operations	.120	.531	(1.462)	(.192)	.850
Distributions
Dividends from Net Investment Income	(.350)	(.301)	(.240)	(.214)	(.261)
Distributions from Realized Capital Gains	—	—	(.008)	(.024)	(.019)
Total Distributions	(.350)	(.301)	(.248)	(.238)	(.280)
Net Asset Value, End of Period	$9.48	$9.71	$9.48	$11.19	$11.62
Total Return	1.26%	5.72%	-13.14%	-1.65%	7.74%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$32,901	$33,268	$28,670	$36,314	$32,910
Ratio of Total Expenses to Average Net Assets	0.03%	0.03%[2]	0.03%[2]	0.03%	0.03%
Ratio of Net Investment Income to Average Net Assets	3.65%	3.18%	2.40%	1.90%	2.25%
Portfolio Turnover Rate[3,4]	36%	36%	40%	69%	79%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.03%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
4	Includes 9%, 10%, 12%, 34%, and 29%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
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Total Bond Market Index Fund
Financial Highlights
Institutional Select Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.71	$9.48	$11.19	$11.62	$11.05
Investment Operations
Net Investment Income[1]	.353	.304	.243	.217	.262
Net Realized and Unrealized Gain (Loss) on Investments	(.231)	.229	(1.703)	(.407)	.591
Total from Investment Operations	.122	.533	(1.460)	(.190)	.853
Distributions
Dividends from Net Investment Income	(.352)	(.303)	(.242)	(.216)	(.264)
Distributions from Realized Capital Gains	—	—	(.008)	(.024)	(.019)
Total Distributions	(.352)	(.303)	(.250)	(.240)	(.283)
Net Asset Value, End of Period	$9.48	$9.71	$9.48	$11.19	$11.62
Total Return	1.28%	5.74%	-13.13%	-1.63%	7.76%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$44,382	$33,876	$28,845	$29,135	$26,500
Ratio of Total Expenses to Average Net Assets	0.01%	0.01%[2]	0.01%[2]	0.01%	0.01%
Ratio of Net Investment Income to Average Net Assets	3.68%	3.20%	2.43%	1.92%	2.28%
Portfolio Turnover Rate[3,4]	36%	36%	40%	69%	79%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.01%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
4	Includes 9%, 10%, 12%, 34%, and 29%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
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Total Bond Market Index Fund
Notes to Financial Statements
Vanguard Total Bond Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund offers six classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, Institutional Plus Shares, and Institutional Select Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At December 31, 2024, counterparties had deposited in segregated accounts securities with a value of $685,000 and cash of $309,000 in connection with TBA transactions.
3. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
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Total Bond Market Index Fund
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2024, the fund had contributed to Vanguard capital in the amount of $9,100,000, representing less than 0.01% of the fund’s net assets and 3.64% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of December 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	230,736,642	—	230,736,642
Asset-Backed/Commercial Mortgage-Backed Securities	—	7,313,931	—	7,313,931
Corporate Bonds	—	88,817,031	—	88,817,031
Sovereign Bonds	—	11,237,516	—	11,237,516
Taxable Municipal Bonds	—	1,625,093	—	1,625,093
Temporary Cash Investments	3,254,177	—	—	3,254,177
Total	3,254,177	339,730,213	—	342,984,390
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	(94,067)
Total Distributable Earnings (Loss)	94,067
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The
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Total Bond Market Index Fund
differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	17,274
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(30,658,348)
Capital Loss Carryforwards	(9,486,122)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	(40,127,196)
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	11,900,056	9,330,786
Long-Term Capital Gains	—	—
Total	11,900,056	9,330,786
*	Includes short-term capital gains, if any.
As of December 31, 2024, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	373,642,738
Gross Unrealized Appreciation	727,870
Gross Unrealized Depreciation	(31,386,218)
Net Unrealized Appreciation (Depreciation)	(30,658,348)
E.  During the year ended December 31, 2024, the fund purchased $21,043,333,000 of investment securities and sold $20,489,474,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $116,256,151,000 and $97,526,939,000, respectively. In addition, the fund purchased and sold investment securities of $19,745,205,000 and $4,658,216,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
F.  Capital share transactions for each class of shares were:
	Year Ended December 31,
	2024		2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	70,519	7,339	55,989	5,874
Issued in Lieu of Cash Distributions	20,455	2,136	22,025	2,317
Redeemed	(229,069)	(23,852)	(218,927)	(22,985)
Net Increase (Decrease)—Investor Shares	(138,095)	(14,377)	(140,913)	(14,794)
ETF Shares
Issued	25,270,669	346,100	19,682,298	273,800
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(5,991,781)	(82,900)	(2,187,264)	(30,700)
Net Increase (Decrease)—ETF Shares	19,278,888	263,200	17,495,034	243,100
Admiral Shares
Issued	18,136,673	1,890,857	17,190,783	1,810,477
Issued in Lieu of Cash Distributions	3,199,099	333,932	2,714,993	285,871
Redeemed	(19,075,114)	(1,988,907)	(17,833,059)	(1,881,957)
Net Increase (Decrease)—Admiral Shares	2,260,658	235,882	2,072,717	214,391
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Total Bond Market Index Fund
	Year Ended December 31,
	2024		2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Institutional Shares
Issued	11,384,288	1,186,650	9,009,516	947,435
Issued in Lieu of Cash Distributions	1,511,318	157,751	1,248,686	131,485
Redeemed	(10,997,071)	(1,146,811)	(8,606,018)	(907,118)
Net Increase (Decrease)—Institutional Shares	1,898,535	197,590	1,652,184	171,802
Institutional Plus Shares
Issued	9,560,553	997,982	8,551,438	895,768
Issued in Lieu of Cash Distributions	1,095,103	114,308	919,833	96,865
Redeemed	(10,260,556)	(1,070,628)	(5,599,939)	(589,949)
Net Increase (Decrease)—Institutional Plus Shares	395,100	41,662	3,871,332	402,684
Institutional Select Shares
Issued	13,782,991	1,436,493	6,301,480	662,735
Issued in Lieu of Cash Distributions	1,459,761	152,342	989,317	104,193
Redeemed	(3,849,042)	(399,256)	(3,044,635)	(320,103)
Net Increase (Decrease)—Institutional Select Shares	11,393,710	1,189,579	4,246,162	446,825
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
H.  The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
157

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Bond Index Funds and Shareholders of Vanguard Total Bond Market Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Total Bond Market Index Fund (one of the funds constituting Vanguard Bond Index Funds, referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 20, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
158

Tax information (unaudited)
The fund hereby designates for the fiscal year $4,988,989,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund hereby designates 100%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of section 163(j) and the regulations thereunder for the fiscal year.
The fund hereby designates 92.1%, or if subsequently determined to be different, the maximum percentage allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident alien shareholders.
Q840 022025
159

Financial Statements
For the year ended December 31, 2024
Vanguard Total Bond Market II Index Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	154
Tax information	155

Total Bond Market II Index Fund
Financial Statements
Schedule of Investments
As of December 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (67.7%)
U.S. Government Securities (47.5%)
	United States Treasury Note/Bond	6.875%	8/15/25	40,840	41,433
	United States Treasury Note/Bond	2.625%	12/31/25	232,000	228,447
	United States Treasury Note/Bond	3.875%	1/15/26	457,888	456,314
	United States Treasury Note/Bond	0.375%	1/31/26	813,300	780,260
	United States Treasury Note/Bond	2.625%	1/31/26	150,000	147,445
	United States Treasury Note/Bond	4.250%	1/31/26	773,989	773,989
	United States Treasury Note/Bond	1.625%	2/15/26	434,932	422,496
	United States Treasury Note/Bond	4.000%	2/15/26	352,375	351,439
	United States Treasury Note/Bond	0.500%	2/28/26	501,471	480,394
	United States Treasury Note/Bond	2.500%	2/28/26	84,057	82,389
	United States Treasury Note/Bond	4.625%	2/28/26	561,659	563,941
	United States Treasury Note/Bond	4.625%	3/15/26	512,980	515,144
	United States Treasury Note/Bond	0.750%	3/31/26	614,584	588,656
	United States Treasury Note/Bond	2.250%	3/31/26	287,794	280,779
	United States Treasury Note/Bond	4.500%	3/31/26	648,102	649,925
	United States Treasury Note/Bond	3.750%	4/15/26	504,933	501,698
	United States Treasury Note/Bond	0.750%	4/30/26	571,394	545,771
	United States Treasury Note/Bond	2.375%	4/30/26	145,000	141,488
	United States Treasury Note/Bond	4.875%	4/30/26	847,045	853,662
	United States Treasury Note/Bond	1.625%	5/15/26	534,497	515,874
	United States Treasury Note/Bond	3.625%	5/15/26	444,879	441,195
	United States Treasury Note/Bond	0.750%	5/31/26	764,695	728,252
	United States Treasury Note/Bond	2.125%	5/31/26	238,579	231,645
	United States Treasury Note/Bond	4.875%	5/31/26	869,738	876,941
	United States Treasury Note/Bond	4.125%	6/15/26	787,618	786,264
	United States Treasury Note/Bond	0.875%	6/30/26	464,552	442,050
	United States Treasury Note/Bond	1.875%	6/30/26	283,440	273,785
	United States Treasury Note/Bond	4.625%	6/30/26	798,011	802,375
	United States Treasury Note/Bond	4.500%	7/15/26	357,307	358,591
	United States Treasury Note/Bond	0.625%	7/31/26	494,787	467,574
	United States Treasury Note/Bond	1.875%	7/31/26	82,000	79,053
	United States Treasury Note/Bond	4.375%	7/31/26	815,774	817,304
	United States Treasury Note/Bond	1.500%	8/15/26	479,832	459,289
	United States Treasury Note/Bond	4.375%	8/15/26	288,679	289,220
	United States Treasury Note/Bond	0.750%	8/31/26	405,294	382,749
	United States Treasury Note/Bond	1.375%	8/31/26	240,805	229,818
	United States Treasury Note/Bond	3.750%	8/31/26	725,699	720,143
	United States Treasury Note/Bond	4.625%	9/15/26	483,805	486,678
	United States Treasury Note/Bond	0.875%	9/30/26	552,391	521,319
	United States Treasury Note/Bond	1.625%	9/30/26	56,188	53,739
	United States Treasury Note/Bond	3.500%	9/30/26	813,878	803,832
	United States Treasury Note/Bond	4.625%	10/15/26	378,886	381,254
	United States Treasury Note/Bond	1.125%	10/31/26	562,235	531,576
	United States Treasury Note/Bond	1.625%	10/31/26	291,090	277,809
	United States Treasury Note/Bond	4.125%	10/31/26	831,007	829,319
	United States Treasury Note/Bond	2.000%	11/15/26	458,511	440,027
	United States Treasury Note/Bond	4.625%	11/15/26	535,523	539,037
	United States Treasury Note/Bond	6.500%	11/15/26	36,215	37,726
	United States Treasury Note/Bond	1.250%	11/30/26	835,735	790,161
	United States Treasury Note/Bond	1.625%	11/30/26	180,570	171,936
[1]	United States Treasury Note/Bond	4.250%	11/30/26	859,334	859,334
	United States Treasury Note/Bond	4.375%	12/15/26	412,877	413,909
	United States Treasury Note/Bond	1.250%	12/31/26	612,555	577,716
	United States Treasury Note/Bond	1.750%	12/31/26	221,253	210,813
	United States Treasury Note/Bond	4.250%	12/31/26	5,299,014	5,299,842
	United States Treasury Note/Bond	4.000%	1/15/27	561,165	558,447
	United States Treasury Note/Bond	1.500%	1/31/27	820,357	775,750
	United States Treasury Note/Bond	2.250%	2/15/27	458,626	440,138
	United States Treasury Note/Bond	4.125%	2/15/27	425,506	424,376
	United States Treasury Note/Bond	6.625%	2/15/27	39,650	41,577
1

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	1.125%	2/28/27	77,870	72,894
	United States Treasury Note/Bond	1.875%	2/28/27	484,626	461,076
	United States Treasury Note/Bond	4.250%	3/15/27	430,170	430,170
	United States Treasury Note/Bond	0.625%	3/31/27	91,965	84,910
	United States Treasury Note/Bond	2.500%	3/31/27	415,845	400,446
	United States Treasury Note/Bond	4.500%	4/15/27	534,126	536,880
	United States Treasury Note/Bond	0.500%	4/30/27	173,350	159,022
	United States Treasury Note/Bond	2.750%	4/30/27	406,460	392,996
	United States Treasury Note/Bond	2.375%	5/15/27	426,780	408,709
	United States Treasury Note/Bond	4.500%	5/15/27	707,153	710,799
	United States Treasury Note/Bond	0.500%	5/31/27	286,412	261,888
	United States Treasury Note/Bond	2.625%	5/31/27	467,875	450,476
	United States Treasury Note/Bond	4.625%	6/15/27	647,299	652,862
	United States Treasury Note/Bond	0.500%	6/30/27	438,125	399,447
	United States Treasury Note/Bond	3.250%	6/30/27	434,686	424,566
	United States Treasury Note/Bond	4.375%	7/15/27	628,238	630,005
	United States Treasury Note/Bond	0.375%	7/31/27	395,135	357,844
	United States Treasury Note/Bond	2.750%	7/31/27	329,955	317,839
	United States Treasury Note/Bond	2.250%	8/15/27	342,539	325,573
	United States Treasury Note/Bond	3.750%	8/15/27	627,608	619,763
	United States Treasury Note/Bond	6.375%	8/15/27	6,850	7,187
	United States Treasury Note/Bond	0.500%	8/31/27	411,980	373,228
	United States Treasury Note/Bond	3.125%	8/31/27	481,085	467,329
	United States Treasury Note/Bond	3.375%	9/15/27	643,447	628,869
	United States Treasury Note/Bond	0.375%	9/30/27	549,655	494,604
	United States Treasury Note/Bond	4.125%	9/30/27	496,756	494,893
	United States Treasury Note/Bond	3.875%	10/15/27	675,619	668,652
	United States Treasury Note/Bond	0.500%	10/31/27	723,957	651,561
	United States Treasury Note/Bond	4.125%	10/31/27	439,439	437,791
	United States Treasury Note/Bond	2.250%	11/15/27	345,326	326,494
	United States Treasury Note/Bond	4.125%	11/15/27	643,745	641,130
	United States Treasury Note/Bond	6.125%	11/15/27	55,808	58,468
	United States Treasury Note/Bond	0.625%	11/30/27	640,670	577,003
	United States Treasury Note/Bond	3.875%	11/30/27	422,155	417,472
[1]	United States Treasury Note/Bond	4.000%	12/15/27	4,680,465	4,645,361
	United States Treasury Note/Bond	0.625%	12/31/27	840,335	754,726
	United States Treasury Note/Bond	3.875%	12/31/27	454,519	449,476
[1]	United States Treasury Note/Bond	0.750%	1/31/28	1,063,165	955,187
	United States Treasury Note/Bond	3.500%	1/31/28	770,584	753,125
	United States Treasury Note/Bond	2.750%	2/15/28	630,335	601,970
	United States Treasury Note/Bond	1.125%	2/29/28	888,065	805,641
	United States Treasury Note/Bond	4.000%	2/29/28	319,540	316,744
	United States Treasury Note/Bond	1.250%	3/31/28	863,824	784,595
	United States Treasury Note/Bond	3.625%	3/31/28	369,885	362,372
	United States Treasury Note/Bond	1.250%	4/30/28	789,609	715,090
[1]	United States Treasury Note/Bond	3.500%	4/30/28	567,416	553,231
	United States Treasury Note/Bond	2.875%	5/15/28	466,972	446,105
	United States Treasury Note/Bond	1.250%	5/31/28	751,770	679,060
	United States Treasury Note/Bond	3.625%	5/31/28	376,279	368,048
	United States Treasury Note/Bond	1.250%	6/30/28	744,896	671,338
	United States Treasury Note/Bond	4.000%	6/30/28	268,670	265,941
	United States Treasury Note/Bond	1.000%	7/31/28	696,318	619,941
	United States Treasury Note/Bond	4.125%	7/31/28	474,346	471,159
	United States Treasury Note/Bond	2.875%	8/15/28	552,424	525,580
	United States Treasury Note/Bond	5.500%	8/15/28	45,575	47,391
	United States Treasury Note/Bond	1.125%	8/31/28	751,098	670,003
	United States Treasury Note/Bond	4.375%	8/31/28	184,713	184,915
	United States Treasury Note/Bond	1.250%	9/30/28	660,660	590,465
	United States Treasury Note/Bond	4.625%	9/30/28	629,257	635,353
	United States Treasury Note/Bond	1.375%	10/31/28	555,620	497,801
	United States Treasury Note/Bond	4.875%	10/31/28	276,176	281,182
	United States Treasury Note/Bond	3.125%	11/15/28	465,885	445,794
	United States Treasury Note/Bond	5.250%	11/15/28	76,342	78,561
	United States Treasury Note/Bond	1.500%	11/30/28	585,700	526,123
	United States Treasury Note/Bond	4.375%	11/30/28	407,768	408,087
	United States Treasury Note/Bond	1.375%	12/31/28	594,900	530,576
	United States Treasury Note/Bond	3.750%	12/31/28	448,626	438,672
	United States Treasury Note/Bond	1.750%	1/31/29	559,690	505,470
	United States Treasury Note/Bond	4.000%	1/31/29	613,847	605,598
	United States Treasury Note/Bond	2.625%	2/15/29	649,243	607,042
2

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	5.250%	2/15/29	52,279	54,092
	United States Treasury Note/Bond	1.875%	2/28/29	560,800	508,050
	United States Treasury Note/Bond	4.250%	2/28/29	233,107	232,087
	United States Treasury Note/Bond	2.375%	3/31/29	425,045	392,370
	United States Treasury Note/Bond	4.125%	3/31/29	654,459	648,323
	United States Treasury Note/Bond	2.875%	4/30/29	389,175	366,372
	United States Treasury Note/Bond	4.625%	4/30/29	617,610	623,786
	United States Treasury Note/Bond	2.375%	5/15/29	371,560	342,532
	United States Treasury Note/Bond	2.750%	5/31/29	391,385	366,006
	United States Treasury Note/Bond	4.500%	5/31/29	662,247	665,662
	United States Treasury Note/Bond	3.250%	6/30/29	359,400	343,002
	United States Treasury Note/Bond	4.250%	6/30/29	686,288	682,749
	United States Treasury Note/Bond	2.625%	7/31/29	263,962	244,907
	United States Treasury Note/Bond	4.000%	7/31/29	748,031	736,577
	United States Treasury Note/Bond	1.625%	8/15/29	288,941	256,526
	United States Treasury Note/Bond	6.125%	8/15/29	37,930	40,591
	United States Treasury Note/Bond	3.125%	8/31/29	417,005	395,112
	United States Treasury Note/Bond	3.625%	8/31/29	723,239	700,638
	United States Treasury Note/Bond	3.500%	9/30/29	698,127	672,056
	United States Treasury Note/Bond	3.875%	9/30/29	513,750	502,672
	United States Treasury Note/Bond	4.000%	10/31/29	543,220	534,223
	United States Treasury Note/Bond	4.125%	10/31/29	807,806	798,844
	United States Treasury Note/Bond	1.750%	11/15/29	34,710	30,783
	United States Treasury Note/Bond	3.875%	11/30/29	639,984	625,784
	United States Treasury Note/Bond	4.125%	11/30/29	829,994	820,916
	United States Treasury Note/Bond	3.875%	12/31/29	417,725	408,196
	United States Treasury Note/Bond	4.375%	12/31/29	3,985,940	3,985,317
	United States Treasury Note/Bond	3.500%	1/31/30	358,635	344,178
	United States Treasury Note/Bond	1.500%	2/15/30	618,597	537,213
	United States Treasury Note/Bond	4.000%	2/28/30	463,245	454,849
	United States Treasury Note/Bond	3.625%	3/31/30	418,541	403,434
	United States Treasury Note/Bond	3.500%	4/30/30	650,395	622,652
	United States Treasury Note/Bond	0.625%	5/15/30	687,702	564,453
	United States Treasury Note/Bond	6.250%	5/15/30	64,435	69,912
	United States Treasury Note/Bond	3.750%	5/31/30	244,828	237,024
	United States Treasury Note/Bond	3.750%	6/30/30	279,245	270,213
	United States Treasury Note/Bond	4.000%	7/31/30	517,100	506,435
[1]	United States Treasury Note/Bond	0.625%	8/15/30	1,122,646	912,150
	United States Treasury Note/Bond	4.125%	8/31/30	442,993	436,348
	United States Treasury Note/Bond	4.625%	9/30/30	425,135	429,253
	United States Treasury Note/Bond	4.875%	10/31/30	403,805	412,891
	United States Treasury Note/Bond	0.875%	11/15/30	1,087,583	890,119
	United States Treasury Note/Bond	4.375%	11/30/30	332,290	331,200
	United States Treasury Note/Bond	3.750%	12/31/30	301,685	290,749
	United States Treasury Note/Bond	4.000%	1/31/31	517,333	505,046
	United States Treasury Note/Bond	1.125%	2/15/31	859,682	709,506
	United States Treasury Note/Bond	5.375%	2/15/31	13,675	14,299
	United States Treasury Note/Bond	4.250%	2/28/31	475,702	470,499
	United States Treasury Note/Bond	4.125%	3/31/31	468,475	460,130
	United States Treasury Note/Bond	4.625%	4/30/31	488,198	492,546
	United States Treasury Note/Bond	1.625%	5/15/31	1,028,824	868,231
	United States Treasury Note/Bond	4.625%	5/31/31	522,799	527,373
	United States Treasury Note/Bond	4.250%	6/30/31	524,075	517,688
	United States Treasury Note/Bond	4.125%	7/31/31	497,876	488,152
	United States Treasury Note/Bond	1.250%	8/15/31	1,263,758	1,031,543
	United States Treasury Note/Bond	3.750%	8/31/31	642,473	615,770
	United States Treasury Note/Bond	3.625%	9/30/31	471,747	448,528
	United States Treasury Note/Bond	4.125%	10/31/31	513,615	503,022
[1]	United States Treasury Note/Bond	1.375%	11/15/31	1,189,666	972,552
[1]	United States Treasury Note/Bond	4.125%	11/30/31	519,313	508,440
	United States Treasury Note/Bond	4.500%	12/31/31	2,655,400	2,658,719
	United States Treasury Note/Bond	1.875%	2/15/32	1,066,492	897,520
	United States Treasury Note/Bond	2.875%	5/15/32	990,032	889,791
	United States Treasury Note/Bond	2.750%	8/15/32	938,594	832,856
	United States Treasury Note/Bond	4.125%	11/15/32	953,493	930,400
	United States Treasury Note/Bond	3.500%	2/15/33	891,999	830,117
	United States Treasury Note/Bond	3.375%	5/15/33	833,091	765,923
	United States Treasury Note/Bond	3.875%	8/15/33	893,750	851,018
[1]	United States Treasury Note/Bond	4.500%	11/15/33	966,933	963,005
	United States Treasury Note/Bond	4.000%	2/15/34	1,053,266	1,008,996
3

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	United States Treasury Note/Bond	4.375%	5/15/34	1,308,840	1,289,616
	United States Treasury Note/Bond	3.875%	8/15/34	1,251,220	1,183,967
[1]	United States Treasury Note/Bond	4.250%	11/15/34	1,942,931	1,893,447
	United States Treasury Note/Bond	4.500%	2/15/36	55,143	55,040
	United States Treasury Note/Bond	4.750%	2/15/37	131,425	133,232
	United States Treasury Note/Bond	5.000%	5/15/37	223,657	231,555
	United States Treasury Note/Bond	4.375%	2/15/38	283,075	275,246
	United States Treasury Note/Bond	4.500%	5/15/38	246,614	242,799
	United States Treasury Note/Bond	3.500%	2/15/39	103,194	90,408
	United States Treasury Note/Bond	4.250%	5/15/39	122,867	116,608
	United States Treasury Note/Bond	4.500%	8/15/39	155,656	151,473
	United States Treasury Note/Bond	4.375%	11/15/39	205,905	197,379
	United States Treasury Note/Bond	4.625%	2/15/40	159,805	157,308
	United States Treasury Note/Bond	1.125%	5/15/40	489,215	294,293
	United States Treasury Note/Bond	4.375%	5/15/40	167,346	160,103
	United States Treasury Note/Bond	1.125%	8/15/40	587,420	350,249
	United States Treasury Note/Bond	3.875%	8/15/40	140,325	126,314
	United States Treasury Note/Bond	1.375%	11/15/40	644,330	398,679
	United States Treasury Note/Bond	4.250%	11/15/40	141,854	133,343
	United States Treasury Note/Bond	1.875%	2/15/41	746,851	500,040
	United States Treasury Note/Bond	4.750%	2/15/41	26,687	26,570
	United States Treasury Note/Bond	2.250%	5/15/41	749,929	531,981
	United States Treasury Note/Bond	4.375%	5/15/41	64,728	61,633
	United States Treasury Note/Bond	1.750%	8/15/41	817,899	529,334
	United States Treasury Note/Bond	3.750%	8/15/41	95,310	83,843
	United States Treasury Note/Bond	2.000%	11/15/41	699,488	469,750
	United States Treasury Note/Bond	3.125%	11/15/41	113,056	90,939
	United States Treasury Note/Bond	2.375%	2/15/42	608,975	433,419
	United States Treasury Note/Bond	3.125%	2/15/42	128,742	103,275
	United States Treasury Note/Bond	3.000%	5/15/42	118,000	92,556
	United States Treasury Note/Bond	3.250%	5/15/42	562,325	457,416
	United States Treasury Note/Bond	2.750%	8/15/42	147,528	110,784
	United States Treasury Note/Bond	3.375%	8/15/42	526,879	434,840
	United States Treasury Note/Bond	2.750%	11/15/42	243,319	181,729
	United States Treasury Note/Bond	4.000%	11/15/42	501,961	451,686
	United States Treasury Note/Bond	3.125%	2/15/43	204,159	161,222
	United States Treasury Note/Bond	3.875%	2/15/43	288,920	254,972
	United States Treasury Note/Bond	2.875%	5/15/43	284,815	215,658
	United States Treasury Note/Bond	3.875%	5/15/43	428,496	377,344
	United States Treasury Note/Bond	3.625%	8/15/43	229,652	194,558
	United States Treasury Note/Bond	4.375%	8/15/43	433,712	408,299
	United States Treasury Note/Bond	3.750%	11/15/43	209,806	180,630
	United States Treasury Note/Bond	4.750%	11/15/43	527,375	520,948
	United States Treasury Note/Bond	3.625%	2/15/44	253,494	213,807
	United States Treasury Note/Bond	4.500%	2/15/44	455,680	435,174
	United States Treasury Note/Bond	3.375%	5/15/44	244,400	198,040
	United States Treasury Note/Bond	4.625%	5/15/44	481,060	466,628
	United States Treasury Note/Bond	3.125%	8/15/44	311,150	241,530
	United States Treasury Note/Bond	4.125%	8/15/44	457,924	414,707
	United States Treasury Note/Bond	3.000%	11/15/44	285,089	216,400
	United States Treasury Note/Bond	4.625%	11/15/44	853,778	828,165
	United States Treasury Note/Bond	2.500%	2/15/45	374,140	259,560
	United States Treasury Note/Bond	3.000%	5/15/45	170,254	128,648
	United States Treasury Note/Bond	2.875%	8/15/45	215,506	158,936
	United States Treasury Note/Bond	3.000%	11/15/45	132,327	99,493
	United States Treasury Note/Bond	2.500%	2/15/46	367,758	251,340
	United States Treasury Note/Bond	2.500%	5/15/46	438,878	298,780
	United States Treasury Note/Bond	2.250%	8/15/46	405,843	262,022
	United States Treasury Note/Bond	2.875%	11/15/46	294,675	214,100
	United States Treasury Note/Bond	3.000%	2/15/47	343,279	254,456
	United States Treasury Note/Bond	3.000%	5/15/47	293,251	216,822
	United States Treasury Note/Bond	2.750%	8/15/47	389,418	273,931
	United States Treasury Note/Bond	2.750%	11/15/47	377,824	265,185
	United States Treasury Note/Bond	3.000%	2/15/48	511,670	375,438
	United States Treasury Note/Bond	3.125%	5/15/48	567,644	425,378
	United States Treasury Note/Bond	3.000%	8/15/48	545,462	398,528
	United States Treasury Note/Bond	3.375%	11/15/48	624,303	487,834
	United States Treasury Note/Bond	3.000%	2/15/49	606,784	441,625
	United States Treasury Note/Bond	2.875%	5/15/49	613,434	435,155
	United States Treasury Note/Bond	2.250%	8/15/49	557,049	345,109
4

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	2.375%	11/15/49	562,536	357,650
	United States Treasury Note/Bond	2.000%	2/15/50	588,389	341,817
	United States Treasury Note/Bond	1.250%	5/15/50	594,411	281,974
	United States Treasury Note/Bond	1.375%	8/15/50	731,565	356,867
	United States Treasury Note/Bond	1.625%	11/15/50	758,335	395,638
	United States Treasury Note/Bond	1.875%	2/15/51	831,390	462,720
	United States Treasury Note/Bond	2.375%	5/15/51	861,161	541,993
	United States Treasury Note/Bond	2.000%	8/15/51	844,652	482,771
	United States Treasury Note/Bond	1.875%	11/15/51	781,835	431,475
	United States Treasury Note/Bond	2.250%	2/15/52	727,318	441,277
	United States Treasury Note/Bond	2.875%	5/15/52	686,161	480,098
	United States Treasury Note/Bond	3.000%	8/15/52	674,222	484,176
	United States Treasury Note/Bond	4.000%	11/15/52	501,294	437,066
	United States Treasury Note/Bond	3.625%	2/15/53	515,834	419,438
	United States Treasury Note/Bond	3.625%	5/15/53	522,733	425,456
	United States Treasury Note/Bond	4.125%	8/15/53	563,824	502,773
	United States Treasury Note/Bond	4.750%	11/15/53	380,064	376,323
	United States Treasury Note/Bond	4.250%	2/15/54	677,801	619,023
	United States Treasury Note/Bond	4.625%	5/15/54	497,573	484,123
	United States Treasury Note/Bond	4.250%	8/15/54	676,269	618,575
[1]	United States Treasury Note/Bond	4.500%	11/15/54	1,826,452	1,743,691
					147,013,792
Agency Bonds and Notes (0.5%)
[2,3]	AID-Israel	5.500%	9/18/33	5,150	5,363
	Federal Farm Credit Banks	4.000%	1/13/26	9,300	9,274
	Federal Farm Credit Banks	3.875%	2/2/26	6,200	6,174
	Federal Farm Credit Banks	4.750%	3/9/26	7,525	7,565
	Federal Farm Credit Banks	4.750%	5/8/26	10,000	10,059
	Federal Farm Credit Banks	4.375%	6/23/26	32,650	32,689
	Federal Farm Credit Banks	4.375%	7/6/26	25,328	25,355
	Federal Farm Credit Banks	4.625%	7/17/26	20,410	20,507
	Federal Farm Credit Banks	5.000%	7/30/26	11,000	11,116
	Federal Farm Credit Banks	4.500%	8/14/26	11,650	11,685
	Federal Farm Credit Banks	4.875%	8/28/26	5,211	5,258
	Federal Farm Credit Banks	3.875%	10/16/26	2,780	2,759
	Federal Farm Credit Banks	4.125%	1/25/27	12,000	11,951
	Federal Farm Credit Banks	4.500%	3/26/27	17,580	17,637
	Federal Farm Credit Banks	4.750%	5/6/27	10,345	10,435
	Federal Farm Credit Banks	4.500%	5/20/27	14,287	14,334
	Federal Farm Credit Banks	4.000%	8/6/27	1,411	1,399
	Federal Farm Credit Banks	3.750%	8/16/27	1,388	1,367
	Federal Farm Credit Banks	4.625%	11/15/27	4,500	4,530
	Federal Farm Credit Banks	4.500%	6/7/28	7,000	7,016
	Federal Farm Credit Banks	4.500%	9/22/28	500	501
	Federal Farm Credit Banks	4.250%	12/15/28	5,657	5,619
	Federal Farm Credit Banks	4.125%	3/20/29	7,000	6,916
	Federal Farm Credit Banks	4.750%	4/30/29	6,827	6,910
	Federal Farm Credit Banks	3.500%	9/10/29	4,475	4,295
	Federal Home Loan Banks	4.375%	6/12/26	11,050	11,063
	Federal Home Loan Banks	3.625%	9/4/26	26,250	25,961
	Federal Home Loan Banks	1.875%	9/11/26	35,000	33,622
	Federal Home Loan Banks	4.000%	10/9/26	35,000	34,814
	Federal Home Loan Banks	4.625%	11/17/26	42,875	43,120
	Federal Home Loan Banks	1.250%	12/21/26	67,100	63,248
	Federal Home Loan Banks	4.125%	1/15/27	13,175	13,122
	Federal Home Loan Banks	4.500%	3/12/27	5,100	5,116
	Federal Home Loan Banks	4.750%	4/9/27	22,000	22,190
	Federal Home Loan Banks	3.250%	6/9/28	19,510	18,784
	Federal Home Loan Banks	4.000%	6/30/28	27,675	27,313
	Federal Home Loan Banks	3.250%	11/16/28	62,745	60,224
	Federal Home Loan Banks	4.750%	12/8/28	2,220	2,245
	Federal Home Loan Banks	4.625%	6/8/29	16,530	16,652
	Federal Home Loan Banks	4.750%	3/10/34	16,295	16,254
	Federal Home Loan Banks	5.500%	7/15/36	21,150	22,424
[2,4]	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	15,573	17,071
[4]	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	45,401	50,605
[4]	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	60,678	66,939
[4]	Federal National Mortgage Assn.	2.125%	4/24/26	42,302	41,146
[4]	Federal National Mortgage Assn.	1.875%	9/24/26	30,435	29,212
5

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Federal National Mortgage Assn.	0.750%	10/8/27	98,290	89,105
[4]	Federal National Mortgage Assn.	6.250%	5/15/29	43,526	46,624
[4]	Federal National Mortgage Assn.	7.125%	1/15/30	17,956	20,051
[4]	Federal National Mortgage Assn.	7.250%	5/15/30	44,920	50,708
[4]	Federal National Mortgage Assn.	0.875%	8/5/30	121,835	100,219
[4]	Federal National Mortgage Assn.	6.625%	11/15/30	55,935	61,812
[4]	Federal National Mortgage Assn.	5.625%	7/15/37	3,396	3,637
[4]	Federal National Mortgage Assn.	6.210%	8/6/38	300	339
[2]	Private Export Funding Corp.	3.900%	10/15/27	4,150	4,077
[2]	Private Export Funding Corp.	1.400%	7/15/28	9,375	8,404
[2]	Private Export Funding Corp.	4.300%	12/15/28	4,875	4,814
[2]	Private Export Funding Corp.	3.650%	3/15/30	4,150	3,970
[2]	Private Export Funding Corp.	4.600%	2/15/34	4,600	4,528
[2]	Tennessee Valley Authority	2.875%	2/1/27	25,750	24,985
	Tennessee Valley Authority	3.875%	3/15/28	16,000	15,733
	Tennessee Valley Authority	7.125%	5/1/30	9,625	10,752
	Tennessee Valley Authority	1.500%	9/15/31	13,700	11,254
[2]	Tennessee Valley Authority	4.700%	7/15/33	6,375	6,351
	Tennessee Valley Authority	4.375%	8/1/34	9,877	9,555
	Tennessee Valley Authority	4.650%	6/15/35	6,000	5,925
	Tennessee Valley Authority	5.880%	4/1/36	12,795	13,865
	Tennessee Valley Authority	6.150%	1/15/38	665	734
	Tennessee Valley Authority	5.500%	6/15/38	1,436	1,498
	Tennessee Valley Authority	5.250%	9/15/39	22,828	23,281
	Tennessee Valley Authority	3.500%	12/15/42	1,820	1,472
	Tennessee Valley Authority	4.875%	1/15/48	14,320	13,595
	Tennessee Valley Authority	4.250%	9/15/52	10,475	8,918
	Tennessee Valley Authority	5.375%	4/1/56	17,860	18,182
	Tennessee Valley Authority	4.625%	9/15/60	8,838	7,852
	Tennessee Valley Authority	4.250%	9/15/65	8,050	6,626
					1,440,705
Conventional Mortgage-Backed Securities (19.7%)
[2,4]	Fannie Mae Pool	6.000%	11/1/32	12	12
[2,4]	Fannie Mae Pool	6.500%	9/1/32	20	20
[2,4]	Freddie Mac Gold Pool	2.000%	1/1/28–12/1/31	9,174	8,736
[2,4]	Freddie Mac Gold Pool	2.500%	4/1/27–3/1/37	136,739	130,252
[2,4]	Freddie Mac Gold Pool	3.000%	10/1/26–4/1/48	510,183	457,472
[2,4]	Freddie Mac Gold Pool	3.500%	9/1/25–3/1/49	591,618	538,326
[2,4]	Freddie Mac Gold Pool	4.000%	1/1/25–2/1/49	376,241	351,674
[2,4]	Freddie Mac Gold Pool	4.500%	5/1/25–1/1/49	175,240	169,123
[2,4]	Freddie Mac Gold Pool	5.000%	7/1/25–11/1/48	54,263	54,086
[2,4]	Freddie Mac Gold Pool	5.500%	10/1/25–6/1/41	37,039	37,908
[2,4]	Freddie Mac Gold Pool	6.000%	9/1/27–5/1/40	19,749	20,475
[2,4]	Freddie Mac Gold Pool	7.000%	3/1/26–12/1/38	1,640	1,720
[2,4]	Freddie Mac Gold Pool	7.500%	4/1/27–2/1/32	9	10
[2,4]	Freddie Mac Gold Pool	8.000%	1/1/27–11/1/31	14	14
[2,4]	Freddie Mac Gold Pool	8.500%	6/1/25	1	1
[2]	Ginnie Mae I Pool	3.000%	1/15/26–3/15/45	33,060	29,287
[2]	Ginnie Mae I Pool	3.500%	11/15/25–5/15/48	43,254	39,487
[2]	Ginnie Mae I Pool	4.000%	1/15/25–5/15/47	49,774	47,025
[2]	Ginnie Mae I Pool	4.500%	9/15/25–2/15/49	41,626	40,362
[2]	Ginnie Mae I Pool	5.000%	12/15/32–5/15/41	22,740	22,579
[2]	Ginnie Mae I Pool	5.500%	9/15/40–2/15/41	42	43
[2]	Ginnie Mae I Pool	6.000%	12/15/29–6/15/41	787	804
[2]	Ginnie Mae I Pool	6.500%	3/15/28–8/15/39	2,772	2,844
[2]	Ginnie Mae I Pool	7.000%	7/15/27–9/15/36	118	121
[2]	Ginnie Mae I Pool	8.000%	1/15/27	3	3
[2]	Ginnie Mae II Pool	1.500%	3/20/51–12/20/51	47,252	36,133
[2]	Ginnie Mae II Pool	2.000%	8/20/50–5/20/52	2,102,588	1,681,064
[2]	Ginnie Mae II Pool	2.500%	6/20/27–7/20/52	2,127,524	1,779,158
[2]	Ginnie Mae II Pool	3.000%	10/20/26–5/20/53	2,088,847	1,823,312
[2,5]	Ginnie Mae II Pool	3.500%	9/20/25–1/15/55	1,629,001	1,470,339
[2]	Ginnie Mae II Pool	4.000%	9/20/25–11/20/54	1,164,146	1,080,632
[2,5]	Ginnie Mae II Pool	4.500%	8/20/33–1/15/55	1,417,731	1,345,359
[2,5]	Ginnie Mae II Pool	5.000%	12/20/32–1/15/55	1,759,538	1,710,680
[2,5]	Ginnie Mae II Pool	5.500%	10/20/48–1/15/55	1,836,817	1,823,522
[2]	Ginnie Mae II Pool	6.000%	9/20/33–9/20/54	1,268,033	1,278,316
[2]	Ginnie Mae II Pool	6.500%	10/20/28–8/20/54	611,041	623,931
[2]	Ginnie Mae II Pool	7.000%	8/20/34–9/20/54	144,340	148,233
6

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Ginnie Mae II Pool	7.500%	12/20/53–2/20/54	9,597	9,866
[2,4]	UMBS Pool	1.500%	7/1/35–6/1/52	2,716,647	2,146,965
[2,4,5]	UMBS Pool	2.000%	11/1/27–1/25/55	11,514,682	9,231,293
[2,4,5]	UMBS Pool	2.500%	11/1/26–1/25/55	8,114,591	6,750,263
[2,4]	UMBS Pool	3.000%	11/1/25–11/1/53	5,082,449	4,417,101
[2,4,5]	UMBS Pool	3.500%	8/1/25–1/25/55	3,194,870	2,875,911
[2,4,5]	UMBS Pool	4.000%	1/1/25–1/25/55	2,804,791	2,594,403
[2,4,5]	UMBS Pool	4.500%	3/1/26–1/25/55	2,389,046	2,266,882
[2,4,5]	UMBS Pool	5.000%	4/1/25–1/25/55	3,408,533	3,306,267
[2,4,5]	UMBS Pool	5.500%	5/1/25–1/25/55	4,283,887	4,246,593
[2,4,5]	UMBS Pool	6.000%	1/1/26–1/25/55	3,737,085	3,773,563
[2,4]	UMBS Pool	6.500%	11/1/52–12/1/54	2,021,494	2,076,993
[2,4]	UMBS Pool	7.000%	8/1/27–11/1/54	465,108	483,733
[2,4]	UMBS Pool	7.500%	7/1/30–1/1/54	28,569	29,975
[2,4]	UMBS Pool	8.000%	12/1/29	3	3
					60,962,874
Nonconventional Mortgage-Backed Securities (0.0%)
[2,4,6]	Fannie Mae Pool, 1YR CMT + 2.155%	6.405%	12/1/37	96	98
[2,4,6]	Fannie Mae Pool, 1YR CMT + 2.313%	6.438%	1/1/35	26	27
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.290%	5.885%	12/1/41	130	131
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.310%	6.999%	9/1/37	288	292
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.432%	7.067%	7/1/36	56	56
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.465%	7.215%	10/1/37	60	61
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.472%	6.011%	3/1/43	464	474
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.527%	7.351%	10/1/37	108	110
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.530%	6.242%	12/1/43	183	186
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.559%	7.294%	9/1/43	61	62
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.560%	7.219%	7/1/43	475	483
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.597%	6.472%	11/1/33	19	19
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.598%	6.975%	6/1/43	149	152
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.612%	6.449%	1/1/42	201	205
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.623%	5.998%	2/1/36	26	27
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.627%	6.127%	3/1/38	37	37
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.635%	6.635%	11/1/36	17	17
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.641%	7.391%	8/1/35	99	101
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.672%	7.286%	10/1/42	143	146
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.679%	7.061%	6/1/42	206	210
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.682%	6.057%	1/1/37	22	23
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.690%	6.966%	10/1/39	88	90
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.690%	7.199%	9/1/42	331	339
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.690%	7.224%	5/1/40	45	46
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.695%	7.445%	7/1/39	60	61
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.698%	7.448%	8/1/40	44	45
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.700%	6.515%	12/1/40	70	71
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.700%	7.575%	7/1/37	20	20
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.702%	7.127%	10/1/42	207	212
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.703%	6.332%	4/1/36	29	30
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.705%	6.314%	11/1/39	21	21
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.708%	6.976%	8/1/39	307	313
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.709%	7.459%	7/1/35	85	86
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.735%	7.365%	9/1/34	24	24
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.739%	7.244%	9/1/43	251	257
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.744%	6.573%	5/1/42	164	168
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.744%	6.619%	12/1/33	8	8
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.747%	7.526%	7/1/41	402	411
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.748%	6.379%	5/1/35	32	33
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.750%	6.178%	2/1/36	48	49
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.750%	7.500%	10/1/40	64	65
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.778%	6.588%	5/1/42	64	65
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.780%	6.280%	2/1/41	134	138
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.781%	6.967%	7/1/42	254	261
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.793%	7.304%	3/1/42	221	226
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.795%	6.446%	3/1/42	254	260
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.796%	6.804%	8/1/42	447	457
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.797%	6.858%	2/1/42	497	510
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.798%	6.674%	11/1/39	95	97
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.805%	6.669%	11/1/41	251	257
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.807%	6.333%	3/1/41	123	127
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.810%	6.435%	11/1/33–11/1/39	109	112
7

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.810%	6.685%	12/1/40	52	53
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.810%	6.810%	10/1/40	83	85
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.812%	6.463%	2/1/41	75	77
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.813%	6.650%	1/1/42	39	40
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.813%	6.717%	11/1/41	139	143
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.190%	2/1/41	80	82
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.654%	12/1/41	196	201
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.738%	12/1/40	146	150
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.815%	11/1/40	155	158
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.815%	7.548%	5/1/41	121	124
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.815%	7.565%	6/1/41	34	35
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.825%	6.575%	3/1/41	90	92
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.826%	7.701%	7/1/38	33	34
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.828%	7.374%	9/1/40	64	66
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.830%	6.377%	4/1/41	174	178
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.830%	7.705%	6/1/41	129	132
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.831%	7.163%	2/1/42	187	191
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.835%	6.424%	1/1/40	32	33
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.835%	7.210%	5/1/40	40	41
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.839%	6.582%	12/1/39	119	122
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.840%	7.590%	8/1/39	98	101
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.880%	7.072%	11/1/34	93	95
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 1.914%	7.289%	4/1/37	105	107
[2,4,6]	Fannie Mae Pool, RFUCCT1Y + 2.130%	7.397%	10/1/36	70	72
[2,4,6]	Fannie Mae Pool, RFUCCT6M + 1.037%	6.473%	4/1/37	171	170
[2,4,6]	Fannie Mae Pool, RFUCCT6M + 1.840%	7.090%	8/1/37	79	81
[2,4,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	6.485%	2/1/36	25	25
[2,4,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	6.662%	11/1/34	108	110
[2,4,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	7.206%	11/1/36	25	25
[2,4,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	7.250%	5/1/36	16	16
[2,4,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.413%	6.551%	10/1/36	101	103
[2,4,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.275%	6.650%	9/1/37	3	3
[2,4,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.468%	6.122%	3/1/37	2	2
[2,4,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.570%	6.056%	3/1/37	5	5
[2,4,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	6.265%	12/1/36	48	49
[2,4,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	7.085%	11/1/43	215	219
[2,4,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	7.390%	5/1/42	30	31
[2,4,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.660%	6.660%	10/1/37	87	89
[2,4,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.665%	6.290%	12/1/34	27	28
[2,4,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.695%	6.073%	2/1/37	59	60
[2,4,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.727%	5.992%	1/1/35	5	5
[2,4,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.735%	5.985%	12/1/35	16	17
[2,4,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.743%	6.369%	12/1/36	46	47
[2,4,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.745%	5.995%	12/1/40	177	181
[2,4,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.750%	6.223%	12/1/41	213	218
[2,4,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.750%	7.125%	5/1/38	16	17
[2,4,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.789%	6.999%	6/1/37	64	65
[2,4,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.836%	6.441%	2/1/42	46	47
[2,4,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.843%	7.276%	3/1/42	34	35
[2,4,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.855%	6.480%	5/1/37	50	51
[2,4,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.130%	12/1/40	28	29
[2,4,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.201%	1/1/41	235	241
[2,4,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.380%	3/1/41	21	21
[2,4,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	7.311%	5/1/40	25	26
[2,4,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	7.684%	6/1/41	41	42
[2,4,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	7.755%	6/1/40	94	96
[2,4,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.881%	7.598%	6/1/40	44	45
[2,4,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.883%	6.779%	2/1/42	63	65
[2,4,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.883%	7.633%	8/1/37	46	47
[2,4,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.893%	7.493%	9/1/40	59	60
[2,4,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.900%	6.700%	11/1/40	126	129
[2,4,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.900%	7.775%	6/1/40	20	21
[2,4,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.218%	1/1/41	36	37
[2,4,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.382%	2/1/41	59	61
[2,4,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.410%	2/1/41	53	55
[2,4,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.995%	6.451%	3/1/37	60	62
[2,4,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 2.085%	6.585%	3/1/38	19	20
[2,4,6]	Freddie Mac Non Gold Pool, RFUCCT6M + 1.355%	6.606%	6/1/37	70	70
[2,4,6]	Freddie Mac Non Gold Pool, RFUCCT6M + 1.570%	7.195%	3/1/37	2	2
[2,4,6]	Freddie Mac Non Gold Pool, RFUCCT6M + 1.665%	7.226%	1/1/37	109	110
8

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,6]	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.750%	10/20/38–12/20/43	1,500	1,518
[2,6]	Ginnie Mae II Pool, 1YR CMT + 1.500%	4.625%	1/20/41–3/20/43	2,705	2,733
[2,6]	Ginnie Mae II Pool, 1YR CMT + 1.500%	4.875%	6/20/29–6/20/43	1,222	1,233
[2,6]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.750%	12/20/39–12/20/40	183	185
[2,6]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.875%	7/20/38	28	28
[2,6]	Ginnie Mae II Pool, 1YR CMT + 2.000%	5.375%	5/20/41	38	39
[2,6]	Ginnie Mae II Pool, 1YR CMT + 2.000%	6.250%	11/20/40	25	25
[2,6]	Ginnie Mae II Pool, 1YR CMT + 2.000%	7.125%	5/20/41	74	75
					18,962
Total U.S. Government and Agency Obligations (Cost $227,068,766)					209,436,333
Asset-Backed/Commercial Mortgage-Backed Securities (2.0%)
[2]	Ally Auto Receivables Trust Series 2022-1	3.310%	11/15/26	2,184	2,175
[2]	Ally Auto Receivables Trust Series 2022-1	3.450%	6/15/27	550	545
[2]	Ally Auto Receivables Trust Series 2022-2	4.760%	5/17/27	4,708	4,712
[2]	Ally Auto Receivables Trust Series 2022-2	4.870%	4/17/28	2,125	2,134
[2]	Ally Auto Receivables Trust Series 2023-1	5.460%	5/15/28	3,294	3,326
[2]	Ally Auto Receivables Trust Series 2023-1	5.270%	11/15/28	1,010	1,023
[2]	Ally Auto Receivables Trust Series 2024-1	5.080%	12/15/28	7,500	7,553
[2]	Ally Auto Receivables Trust Series 2024-1	4.940%	10/15/29	2,500	2,511
[2]	Ally Auto Receivables Trust Series 2024-2	4.140%	7/16/29	2,000	1,986
[2]	Ally Auto Receivables Trust Series 2024-2	4.140%	10/15/30	920	905
[2]	American Express Credit Account Master Trust Series 2022-2	3.390%	5/15/27	40,775	40,594
[2]	American Express Credit Account Master Trust Series 2022-3	3.750%	8/15/27	23,050	22,944
[2]	American Express Credit Account Master Trust Series 2022-4	4.950%	10/15/27	10,700	10,739
[2]	American Express Credit Account Master Trust Series 2023-1	4.870%	5/15/28	16,575	16,663
[2]	American Express Credit Account Master Trust Series 2023-2	4.800%	5/15/30	4,800	4,834
[2]	American Express Credit Account Master Trust Series 2023-3	5.230%	9/15/28	6,800	6,887
[2]	American Express Credit Account Master Trust Series 2023-4	5.150%	9/15/30	6,820	6,940
[2]	American Express Credit Account Master Trust Series 2024-1	5.230%	4/15/29	11,600	11,777
[2]	American Express Credit Account Master Trust Series 2024-2	5.240%	4/15/31	10,100	10,317
[2]	AmeriCredit Automobile Receivables Trust Series 2021-1	0.890%	10/19/26	489	485
[2]	AmeriCredit Automobile Receivables Trust Series 2021-3	0.760%	8/18/26	8	8
[2]	AmeriCredit Automobile Receivables Trust Series 2021-3	1.170%	8/18/27	425	420
[2]	AmeriCredit Automobile Receivables Trust Series 2021-3	1.410%	8/18/27	950	916
[2]	AmeriCredit Automobile Receivables Trust Series 2023-1	5.620%	11/18/27	2,850	2,871
[2]	AmeriCredit Automobile Receivables Trust Series 2023-1	5.800%	12/18/28	1,250	1,273
[2]	AmeriCredit Automobile Receivables Trust Series 2024-1	5.380%	6/18/29	3,000	3,035
[2]	BA Credit Card Trust Series 2022-A1	3.530%	11/15/27	6,600	6,570
[2]	BA Credit Card Trust Series 2023-A1	4.790%	5/15/28	12,225	12,279
[2]	BA Credit Card Trust Series 2024-A1	4.930%	5/15/29	15,000	15,145
[2]	Banc of America Commercial Mortgage Trust Series 2015-UBS7	3.429%	9/15/48	157	156
[2]	Banc of America Commercial Mortgage Trust Series 2015-UBS7	3.705%	9/15/48	2,525	2,500
[2]	BANK Series 2017-BNK4	3.625%	5/15/50	5,950	5,759
[2]	BANK Series 2017-BNK5	3.390%	6/15/60	7,000	6,735
[2]	BANK Series 2017-BNK5	3.624%	6/15/60	3,500	3,343
[2]	BANK Series 2017-BNK6	3.254%	7/15/60	3,441	3,308
[2]	BANK Series 2017-BNK6	3.518%	7/15/60	9,658	9,311
[2]	BANK Series 2017-BNK6	3.741%	7/15/60	9,929	9,519
[2]	BANK Series 2017-BNK7	3.175%	9/15/60	11,485	11,033
[2]	BANK Series 2017-BNK7	3.435%	9/15/60	4,965	4,770
[2]	BANK Series 2017-BNK7	3.748%	9/15/60	5,225	4,978
[2]	BANK Series 2017-BNK8	3.488%	11/15/50	5,925	5,566
[2]	BANK Series 2017-BNK8	3.731%	11/15/50	1,000	926
[2]	BANK Series 2017-BNK8	4.092%	11/15/50	2,800	2,182
[2]	BANK Series 2017-BNK9	3.279%	11/15/54	2,691	2,576
[2]	BANK Series 2017-BNK9	3.538%	11/15/54	6,150	5,906
[2]	BANK Series 2018-BNK10	3.641%	2/15/61	866	854
[2]	BANK Series 2018-BNK10	3.688%	2/15/61	4,375	4,209
[2]	BANK Series 2018-BNK10	3.898%	2/15/61	1,650	1,575
[2]	BANK Series 2018-BNK11	4.046%	3/15/61	4,275	4,142
[2]	BANK Series 2018-BNK12	4.255%	5/15/61	6,200	6,039
[2]	BANK Series 2018-BNK12	4.342%	5/15/61	1,650	1,595
[2]	BANK Series 2018-BNK13	3.953%	8/15/61	2,235	2,152
[2]	BANK Series 2018-BNK13	4.217%	8/15/61	6,200	6,009
[2]	BANK Series 2018-BNK14	3.966%	9/15/60	1,990	1,920
[2]	BANK Series 2018-BNK14	4.128%	9/15/60	2,012	2,008
[2]	BANK Series 2018-BNK14	4.231%	9/15/60	2,425	2,356
[2]	BANK Series 2018-BNK14	4.481%	9/15/60	2,600	2,459
9

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	BANK Series 2018-BNK15	4.407%	11/15/61	9,060	8,842
[2]	BANK Series 2019-BNK16	4.005%	2/15/52	6,850	6,551
[2]	BANK Series 2019-BNK17	3.714%	4/15/52	5,070	4,798
[2]	BANK Series 2019-BNK17	3.976%	4/15/52	2,125	1,989
[2]	BANK Series 2019-BNK18	3.584%	5/15/62	2,925	2,669
[2]	BANK Series 2019-BNK18	3.826%	5/15/62	2,050	1,852
[2]	BANK Series 2019-BNK19	3.183%	8/15/61	3,415	3,061
[2]	BANK Series 2019-BNK19	4.027%	8/15/61	1,575	1,251
[2]	BANK Series 2019-BNK20	3.011%	9/15/62	7,785	6,992
[2]	BANK Series 2019-BNK21	2.851%	10/17/52	2,570	2,306
[2]	BANK Series 2019-BNK21	3.093%	10/17/52	3,275	2,896
[2]	BANK Series 2019-BNK22	2.978%	11/15/62	3,645	3,288
[2]	BANK Series 2019-BNK23	2.920%	12/15/52	8,290	7,459
[2]	BANK Series 2019-BNK23	3.203%	12/15/52	3,125	2,774
[2]	BANK Series 2019-BNK24	2.960%	11/15/62	15,788	14,208
[2]	BANK Series 2019-BNK24	3.283%	11/15/62	2,900	2,609
[2]	BANK Series 2020-BNK25	2.649%	1/15/63	4,035	3,566
[2]	BANK Series 2020-BNK25	2.841%	1/15/63	2,970	2,582
[2]	BANK Series 2020-BNK26	2.403%	3/15/63	7,635	6,654
[2]	BANK Series 2020-BNK26	2.687%	3/15/63	2,410	2,061
[2]	BANK Series 2020-BNK27	2.144%	4/15/63	6,675	5,641
[2]	BANK Series 2020-BNK27	2.551%	4/15/63	1,950	1,637
[2]	BANK Series 2020-BNK28	1.844%	3/15/63	1,950	1,633
[2]	BANK Series 2020-BNK29	1.997%	11/15/53	5,075	4,172
[2]	BANK Series 2020-BNK30	1.925%	12/15/53	3,425	2,823
[2]	BANK Series 2020-BNK30	2.111%	12/15/53	415	339
[2]	BANK Series 2021-BNK31	2.036%	2/15/54	2,425	2,025
[2]	BANK Series 2021-BNK31	2.211%	2/15/54	1,425	1,169
[2]	BANK Series 2021-BNK32	2.643%	4/15/54	4,200	3,634
[2]	BANK Series 2021-BNK33	2.556%	5/15/64	9,971	8,545
[2]	BANK Series 2021-BNK34	2.438%	6/15/63	7,875	6,494
[2]	BANK Series 2021-BNK35	2.285%	6/15/64	4,700	3,936
[2]	BANK Series 2021-BNK36	2.470%	9/15/64	6,800	5,743
[2]	BANK Series 2021-BNK36	2.695%	9/15/64	2,100	1,753
[2]	BANK Series 2021-BNK37	2.618%	11/15/64	6,825	5,777
[2]	BANK Series 2022-BNK40	3.393%	3/15/64	2,650	2,359
[2]	BANK Series 2022-BNK41	3.790%	4/15/65	2,550	2,326
[2]	BANK Series 2022-BNK43	4.399%	8/15/55	9,375	8,850
[2]	BANK Series 2022-BNK43	4.830%	8/15/55	1,950	1,851
[2]	BANK Series 2023-5YR2	6.656%	7/15/56	6,575	6,889
[2]	BANK Series 2023-5YR2	7.140%	7/15/56	2,200	2,317
[2]	BANK Series 2023-5YR3	6.724%	9/15/56	3,300	3,471
[2]	BANK Series 2023-5YR3	7.315%	9/15/56	3,450	3,673
[2]	BANK Series 2023-5YR3	7.315%	9/15/56	1,650	1,743
[2]	BANK Series 2023-5YR4	6.500%	12/15/56	1,082	1,130
[2]	BANK Series 2023-5YR4	7.274%	12/15/56	600	635
[2]	BANK Series 2023-BNK45	5.203%	2/15/56	3,225	3,206
[2]	BANK Series 2023-BNK45	5.651%	2/15/56	1,825	1,815
[2]	BANK Series 2023-BNK46	5.745%	8/15/56	6,600	6,795
[2]	BANK Series 2023-BNK46	6.385%	8/15/56	1,525	1,607
[2]	BANK Series 2024-5YR9	5.614%	8/15/57	5,510	5,606
[2]	BANK Series 2024-BNK47	5.716%	6/15/57	10,085	10,434
[2]	BANK Series 2024-BNK48	5.053%	10/15/57	7,000	6,890
[2]	BANK Series 2024-BNK48	5.355%	10/15/57	5,900	5,806
[2]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.311%	2/15/50	421	408
[2]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.574%	2/15/50	7,560	7,349
[2]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.748%	2/15/50	2,800	2,702
[2]	BANK Trust Series 2024-5YR6	6.225%	5/15/57	37,200	38,660
[2]	BANK Trust Series 2024-5YR6	6.790%	5/15/57	19,500	20,416
[2]	Barclays Commercial Mortgage Trust Series 2019-C3	3.583%	5/15/52	17,550	16,507
[2]	Barclays Commercial Mortgage Trust Series 2019-C4	2.919%	8/15/52	12,610	11,497
[2]	Barclays Commercial Mortgage Trust Series 2019-C4	3.171%	8/15/52	1,050	935
[2]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/52	6,750	6,171
[2]	Barclays Commercial Mortgage Trust Series 2019-C5	3.366%	11/15/52	6,638	6,030
[2]	Barclays Dryrock Issuance Trust Series 2022-1	3.070%	2/15/28	5,200	5,178
[2]	Barclays Dryrock Issuance Trust Series 2023-1	4.720%	2/15/29	16,875	16,921
[2]	BBCMS Mortgage Trust Series 2017-C1	3.674%	2/15/50	10,625	10,309
[2]	BBCMS Mortgage Trust Series 2017-C1	3.898%	2/15/50	2,900	2,768
[2]	BBCMS Mortgage Trust Series 2018-C2	4.314%	12/15/51	10,125	9,858
[2]	BBCMS Mortgage Trust Series 2020-C6	2.639%	2/15/53	6,080	5,384
10

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	BBCMS Mortgage Trust Series 2020-C6	2.840%	2/15/53	1,600	1,403
[2]	BBCMS Mortgage Trust Series 2020-C7	2.037%	4/15/53	1,750	1,501
[2]	BBCMS Mortgage Trust Series 2020-C8	2.040%	10/15/53	5,790	4,893
[2]	BBCMS Mortgage Trust Series 2020-C8	2.398%	10/15/53	1,205	1,018
[2]	BBCMS Mortgage Trust Series 2021-C9	2.299%	2/15/54	7,175	6,107
[2]	BBCMS Mortgage Trust Series 2021-C11	2.322%	9/15/54	2,550	2,146
[2]	BBCMS Mortgage Trust Series 2021-C11	2.536%	9/15/54	1,075	888
[2]	BBCMS Mortgage Trust Series 2021-C12	2.689%	11/15/54	4,300	3,680
[2]	BBCMS Mortgage Trust Series 2022-C14	2.946%	2/15/55	10,600	9,151
[2]	BBCMS Mortgage Trust Series 2023-5C23	6.675%	12/15/56	1,000	1,053
[2]	BBCMS Mortgage Trust Series 2023-5C23	7.455%	12/15/56	250	268
[2]	BBCMS Mortgage Trust Series 2023-C19	5.451%	4/15/56	3,225	3,264
[2]	BBCMS Mortgage Trust Series 2023-C19	6.070%	4/15/56	1,075	1,093
[2]	BBCMS Mortgage Trust Series 2023-C20	5.576%	7/15/56	2,200	2,254
[2]	BBCMS Mortgage Trust Series 2023-C20	5.973%	7/15/56	875	893
[2]	BBCMS Mortgage Trust Series 2023-C21	6.000%	9/15/56	6,650	6,998
[2]	BBCMS Mortgage Trust Series 2023-C21	6.297%	9/15/56	3,550	3,697
[2]	BBCMS Mortgage Trust Series 2023-C21	6.297%	9/15/56	1,100	1,129
[2]	BBCMS Mortgage Trust Series 2023-C22	6.804%	11/15/56	4,400	4,880
[2]	BBCMS Mortgage Trust Series 2023-C22	7.126%	11/15/56	1,350	1,486
[2]	BBCMS Mortgage Trust Series 2024-5C25	5.946%	3/15/57	8,030	8,276
[2]	BBCMS Mortgage Trust Series 2024-5C25	6.358%	3/15/57	4,000	4,128
[2]	BBCMS Mortgage Trust Series 2024-5C27	6.014%	7/15/57	1,800	1,860
[2]	BBCMS Mortgage Trust Series 2024-5C27	6.410%	7/15/57	2,250	2,330
[2]	BBCMS Mortgage Trust Series 2024-C24	5.419%	2/15/57	2,650	2,687
[2]	BBCMS Mortgage Trust Series 2024-C24	5.867%	2/15/57	450	459
[2]	BBCMS Mortgage Trust Series 2024-C26	5.829%	5/15/57	5,300	5,531
[2]	BBCMS Mortgage Trust Series 2024-C30	5.532%	11/15/57	11,500	11,751
[2]	BBCMS Trust Series 2021-C10	2.492%	7/15/54	7,500	6,483
[2]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/51	4,900	4,699
[2]	Benchmark Mortgage Trust Series 2018-B1	3.878%	1/15/51	2,050	1,932
[2]	Benchmark Mortgage Trust Series 2018-B2	3.882%	2/15/51	14,945	14,329
[2]	Benchmark Mortgage Trust Series 2018-B2	4.084%	2/15/51	5,675	5,330
[2]	Benchmark Mortgage Trust Series 2018-B3	4.025%	4/10/51	10,250	9,851
[2]	Benchmark Mortgage Trust Series 2018-B4	4.121%	7/15/51	2,725	2,637
[2]	Benchmark Mortgage Trust Series 2018-B4	4.311%	7/15/51	4,000	3,833
[2]	Benchmark Mortgage Trust Series 2018-B5	4.208%	7/15/51	2,100	2,039
[2]	Benchmark Mortgage Trust Series 2018-B5	4.419%	7/15/51	1,750	1,673
[2]	Benchmark Mortgage Trust Series 2018-B6	4.261%	10/10/51	7,075	6,826
[2]	Benchmark Mortgage Trust Series 2018-B6	4.441%	10/10/51	2,175	2,082
[2]	Benchmark Mortgage Trust Series 2018-B7	4.377%	5/15/53	1,768	1,755
[2]	Benchmark Mortgage Trust Series 2018-B7	4.510%	5/15/53	10,266	9,958
[2]	Benchmark Mortgage Trust Series 2018-B8	4.232%	1/15/52	7,265	6,955
[2]	Benchmark Mortgage Trust Series 2018-B8	4.532%	1/15/52	4,000	3,796
[2]	Benchmark Mortgage Trust Series 2019-B9	3.751%	3/15/52	2,589	2,479
[2]	Benchmark Mortgage Trust Series 2019-B9	4.016%	3/15/52	6,509	6,185
[2]	Benchmark Mortgage Trust Series 2019-B10	3.717%	3/15/62	7,425	7,023
[2]	Benchmark Mortgage Trust Series 2019-B10	3.979%	3/15/62	3,200	2,972
[2]	Benchmark Mortgage Trust Series 2019-B11	3.281%	5/15/52	1,950	1,819
[2]	Benchmark Mortgage Trust Series 2019-B11	3.542%	5/15/52	2,550	2,359
[2]	Benchmark Mortgage Trust Series 2019-B11	3.784%	5/15/52	3,350	3,055
[2]	Benchmark Mortgage Trust Series 2019-B13	2.952%	8/15/57	11,712	10,629
[2]	Benchmark Mortgage Trust Series 2019-B14	3.049%	12/15/62	4,215	3,808
[2]	Benchmark Mortgage Trust Series 2019-B15	2.928%	12/15/72	1,055	939
[2]	Benchmark Mortgage Trust Series 2020-B16	2.732%	2/15/53	4,225	3,762
[2]	Benchmark Mortgage Trust Series 2020-B16	2.944%	2/15/53	1,035	895
[2]	Benchmark Mortgage Trust Series 2020-B17	2.211%	3/15/53	1,682	1,595
[2]	Benchmark Mortgage Trust Series 2020-B17	2.289%	3/15/53	14,279	12,227
[2]	Benchmark Mortgage Trust Series 2020-B17	2.583%	3/15/53	1,200	1,024
[2]	Benchmark Mortgage Trust Series 2020-B19	1.850%	9/15/53	2,350	1,956
[2]	Benchmark Mortgage Trust Series 2020-B19	2.148%	9/15/53	775	626
[2]	Benchmark Mortgage Trust Series 2020-B20	2.034%	10/15/53	4,725	3,894
[2]	Benchmark Mortgage Trust Series 2020-B20	2.375%	10/15/53	400	323
[2]	Benchmark Mortgage Trust Series 2020-B21	1.978%	12/17/53	5,950	4,956
[2]	Benchmark Mortgage Trust Series 2020-B21	2.254%	12/17/53	600	498
[2]	Benchmark Mortgage Trust Series 2020-B22	1.973%	1/15/54	14,350	11,844
[2]	Benchmark Mortgage Trust Series 2020-IG1	2.687%	9/15/43	6,365	5,215
[2]	Benchmark Mortgage Trust Series 2020-IG1	2.909%	9/15/43	2,125	1,595
[2]	Benchmark Mortgage Trust Series 2021-B23	2.070%	2/15/54	9,675	7,949
[2]	Benchmark Mortgage Trust Series 2021-B23	2.274%	2/15/54	3,225	2,558
11

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Benchmark Mortgage Trust Series 2021-B24	2.584%	3/15/54	5,775	4,880
[2]	Benchmark Mortgage Trust Series 2021-B24	2.780%	3/15/54	1,250	1,039
[2]	Benchmark Mortgage Trust Series 2021-B25	2.577%	4/15/54	6,425	5,429
[2]	Benchmark Mortgage Trust Series 2021-B25	2.847%	4/15/54	3,025	2,491
[2]	Benchmark Mortgage Trust Series 2021-B26	2.613%	6/15/54	7,745	6,535
[2]	Benchmark Mortgage Trust Series 2021-B28	2.224%	8/15/54	4,225	3,509
[2]	Benchmark Mortgage Trust Series 2021-B29	2.284%	9/15/54	850	757
[2]	Benchmark Mortgage Trust Series 2021-B29	2.388%	9/15/54	2,550	2,144
[2]	Benchmark Mortgage Trust Series 2021-B29	2.612%	9/15/54	850	704
[2]	Benchmark Mortgage Trust Series 2021-B30	2.576%	11/15/54	10,550	8,937
[2]	Benchmark Mortgage Trust Series 2021-B31	2.669%	12/15/54	2,000	1,699
[2]	Benchmark Mortgage Trust Series 2022-B32	3.002%	1/15/55	13,550	11,462
[2]	Benchmark Mortgage Trust Series 2022-B32	3.410%	1/15/55	3,425	2,867
[2]	Benchmark Mortgage Trust Series 2022-B33	3.458%	3/15/55	3,350	2,961
[2]	Benchmark Mortgage Trust Series 2022-B34	3.786%	4/15/55	2,675	2,382
[2]	Benchmark Mortgage Trust Series 2022-B35	4.444%	5/15/55	10,000	9,318
[2]	Benchmark Mortgage Trust Series 2022-B36	4.470%	7/15/55	4,300	4,074
[2]	Benchmark Mortgage Trust Series 2022-B36	4.951%	7/15/55	1,300	1,222
[2]	Benchmark Mortgage Trust Series 2023-B39	5.754%	7/15/56	10,950	11,318
[2]	Benchmark Mortgage Trust Series 2023-B39	6.250%	7/15/56	3,525	3,675
[2]	Benchmark Mortgage Trust Series 2023-V2	5.812%	5/15/55	4,325	4,414
[2]	Benchmark Mortgage Trust Series 2023-V2	6.537%	5/15/55	2,175	2,243
[2]	Benchmark Mortgage Trust Series 2023-V3	6.363%	7/15/56	1,100	1,141
[2]	Benchmark Mortgage Trust Series 2023-V3	7.097%	7/15/56	3,520	3,695
[2]	Benchmark Mortgage Trust Series 2024-V5	5.805%	1/10/57	2,700	2,767
[2]	Benchmark Mortgage Trust Series 2024-V5	6.417%	1/10/57	550	569
[2]	Benchmark Mortgage Trust Series 2024-V6	5.926%	3/15/57	8,250	8,479
[2]	Benchmark Mortgage Trust Series 2024-V6	6.384%	3/15/57	7,250	7,482
[2]	Benchmark Mortgage Trust Series 2024-V10	5.277%	9/15/57	7,200	7,224
[2]	Benchmark Mortgage Trust Series 2024-V10	5.725%	9/15/57	3,062	3,087
[2]	BMO Mortgage Trust Series 2022-C1	3.374%	2/15/55	3,000	2,648
[2]	BMO Mortgage Trust Series 2022-C2	4.808%	7/15/54	3,425	3,357
[2]	BMO Mortgage Trust Series 2022-C3	5.313%	9/15/54	10,675	10,687
[2]	BMO Mortgage Trust Series 2022-C3	5.326%	9/15/54	1,500	1,486
[2]	BMO Mortgage Trust Series 2023-5C1	6.534%	8/15/56	1,300	1,355
[2]	BMO Mortgage Trust Series 2023-5C1	7.118%	8/15/56	700	737
[2]	BMO Mortgage Trust Series 2023-5C2	7.055%	11/15/56	1,900	2,027
[2]	BMO Mortgage Trust Series 2023-5C2	7.244%	11/15/56	3,700	3,926
[2]	BMO Mortgage Trust Series 2023-C4	5.117%	2/15/56	3,200	3,177
[2]	BMO Mortgage Trust Series 2023-C4	5.345%	2/15/56	681	680
[2]	BMO Mortgage Trust Series 2023-C5	5.765%	6/15/56	2,600	2,666
[2]	BMO Mortgage Trust Series 2023-C5	6.162%	6/15/56	875	899
[2]	BMO Mortgage Trust Series 2023-C6	5.956%	9/15/56	6,620	6,935
[2]	BMO Mortgage Trust Series 2023-C6	6.550%	9/15/56	2,200	2,329
[2]	BMO Mortgage Trust Series 2023-C7	6.160%	12/15/56	4,300	4,553
[2]	BMO Mortgage Trust Series 2023-C7	6.674%	12/15/56	2,200	2,353
[2]	BMO Mortgage Trust Series 2024-5C3	5.739%	2/15/57	4,450	4,544
[2]	BMO Mortgage Trust Series 2024-5C3	6.286%	2/15/57	800	822
[2]	BMO Mortgage Trust Series 2024-5C4	6.526%	5/15/57	9,550	10,038
[2]	BMO Mortgage Trust Series 2024-5C4	6.866%	5/15/57	9,550	10,004
[2]	BMO Mortgage Trust Series 2024-5C4	7.019%	5/15/57	5,500	5,759
[2]	BMO Mortgage Trust Series 2024-C8	5.598%	3/15/57	11,255	11,544
[2]	BMO Mortgage Trust Series 2024-C8	5.911%	3/15/57	5,321	5,427
[2]	BMO Mortgage Trust Series 2024-C9	5.759%	7/15/57	9,015	9,324
[2]	BMO Mortgage Trust Series 2024-C9	6.127%	7/15/57	6,700	6,953
[2]	BMO Mortgage Trust Series 2024-C10	5.478%	11/15/57	2,530	2,569
[2]	BMW Vehicle Lease Trust Series 2023-1	5.160%	11/25/25	578	578
[2]	BMW Vehicle Lease Trust Series 2023-1	5.070%	6/25/26	1,300	1,302
[2]	BMW Vehicle Lease Trust Series 2023-2	5.990%	9/25/26	1,660	1,671
[2]	BMW Vehicle Lease Trust Series 2023-2	5.980%	2/25/27	1,650	1,675
[2]	BMW Vehicle Lease Trust Series 2024-1	4.980%	3/25/27	7,100	7,138
[2]	BMW Vehicle Lease Trust Series 2024-1	5.000%	6/25/27	3,575	3,594
[2]	BMW Vehicle Lease Trust Series 2024-2	4.180%	10/25/27	2,300	2,282
[2]	BMW Vehicle Lease Trust Series 2024-2	4.210%	2/25/28	2,420	2,393
[2]	BMW Vehicle Owner Trust Series 2022-A	3.210%	8/25/26	590	587
[2]	BMW Vehicle Owner Trust Series 2022-A	3.440%	12/26/28	425	420
[2]	BMW Vehicle Owner Trust Series 2023-A	5.470%	2/25/28	1,537	1,551
[2]	BMW Vehicle Owner Trust Series 2023-A	5.250%	11/26/29	440	446
[2]	BMW Vehicle Owner Trust Series 2024-A	5.180%	2/26/29	12,250	12,395
[2]	Cantor Commercial Real Estate Lending Series 2019-CF1	3.786%	5/15/52	5,705	5,336
12

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Cantor Commercial Real Estate Lending Series 2019-CF2	2.874%	11/15/52	6,160	5,502
[2]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.006%	1/15/53	6,235	5,550
[2]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.298%	1/15/53	2,675	2,317
[2]	Capital One Multi-Asset Execution Trust Series 2019-A3	2.060%	8/15/28	15,250	14,672
[2]	Capital One Multi-Asset Execution Trust Series 2021-A2	1.390%	7/15/30	24,275	21,693
[2]	Capital One Multi-Asset Execution Trust Series 2022-A1	2.800%	3/15/27	22,850	22,765
[2]	Capital One Multi-Asset Execution Trust Series 2022-A2	3.490%	5/15/27	21,500	21,416
[2]	Capital One Multi-Asset Execution Trust Series 2023-A1	4.420%	5/15/28	17,325	17,327
[2]	Capital One Prime Auto Receivables Trust Series 2021-1	0.770%	9/15/26	964	955
[2]	Capital One Prime Auto Receivables Trust Series 2021-1	1.040%	4/15/27	1,120	1,095
[2]	Capital One Prime Auto Receivables Trust Series 2022-1	3.170%	4/15/27	2,308	2,290
[2]	Capital One Prime Auto Receivables Trust Series 2022-1	3.320%	9/15/27	2,625	2,585
[2]	Capital One Prime Auto Receivables Trust Series 2022-2	3.660%	5/17/27	2,708	2,693
[2]	Capital One Prime Auto Receivables Trust Series 2022-2	3.690%	12/15/27	1,175	1,161
[2]	Capital One Prime Auto Receivables Trust Series 2023-1	4.870%	2/15/28	2,150	2,158
[2]	Capital One Prime Auto Receivables Trust Series 2023-1	4.760%	8/15/28	1,300	1,303
[2]	Capital One Prime Auto Receivables Trust Series 2024-1	4.620%	7/16/29	2,300	2,303
[2]	Capital One Prime Auto Receivables Trust Series 2024-1	4.660%	1/15/30	1,035	1,035
[2]	CarMax Auto Owner Trust Series 2021-1	0.530%	10/15/26	405	402
[2]	CarMax Auto Owner Trust Series 2021-2	0.810%	12/15/26	1,124	1,111
[2]	CarMax Auto Owner Trust Series 2021-4	0.560%	9/15/26	1,243	1,229
[2]	CarMax Auto Owner Trust Series 2021-4	0.820%	4/15/27	1,075	1,040
[2]	CarMax Auto Owner Trust Series 2022-1	1.470%	12/15/26	1,856	1,833
[2]	CarMax Auto Owner Trust Series 2022-1	1.700%	8/16/27	2,150	2,080
[2]	CarMax Auto Owner Trust Series 2022-2	3.490%	2/16/27	2,100	2,092
[2]	CarMax Auto Owner Trust Series 2022-2	3.620%	9/15/27	1,225	1,212
[2]	CarMax Auto Owner Trust Series 2023-1	4.750%	10/15/27	4,439	4,446
[2]	CarMax Auto Owner Trust Series 2023-1	4.650%	1/16/29	1,725	1,726
[2]	CarMax Auto Owner Trust Series 2023-2	5.050%	1/18/28	4,325	4,345
[2]	CarMax Auto Owner Trust Series 2023-2	5.010%	11/15/28	1,300	1,307
[2]	CarMax Auto Owner Trust Series 2023-3	5.280%	5/15/28	2,740	2,763
[2]	CarMax Auto Owner Trust Series 2023-3	5.260%	2/15/29	1,760	1,783
[2]	CarMax Auto Owner Trust Series 2023-4	6.000%	7/17/28	1,450	1,476
[2]	CarMax Auto Owner Trust Series 2023-4	5.960%	5/15/29	1,750	1,797
[2]	CarMax Auto Owner Trust Series 2024-1	4.920%	10/16/28	2,200	2,212
[2]	CarMax Auto Owner Trust Series 2024-1	4.940%	8/15/29	800	804
[2]	CarMax Auto Owner Trust Series 2024-2	5.500%	1/16/29	5,500	5,588
[2]	CarMax Auto Owner Trust Series 2024-2	5.510%	11/15/29	4,250	4,331
[2]	CarMax Auto Owner Trust Series 2024-3	4.890%	7/16/29	5,650	5,682
[2]	CarMax Auto Owner Trust Series 2024-4	4.600%	10/15/29	4,100	4,100
[2]	CarMax Auto Owner Trust Series 2024-4	4.640%	4/15/30	1,600	1,595
[2]	CarMax Select Receivables Trust Series 2024-A	5.400%	11/15/28	1,100	1,113
[2]	CarMax Select Receivables Trust Series 2024-A	5.350%	1/15/30	1,000	1,010
[2]	Carvana Auto Receivables Trust Series 2021-P3	0.700%	11/10/26	679	673
[2]	Carvana Auto Receivables Trust Series 2021-P3	1.030%	6/10/27	675	652
[2]	Carvana Auto Receivables Trust Series 2024-P4	4.640%	1/10/30	1,500	1,497
[2]	Carvana Auto Receivables Trust Series 2024-P4	4.740%	12/10/30	1,250	1,243
[2]	CCUBS Commercial Mortgage Trust Series 2017-C1	3.283%	11/15/50	1,000	953
[2]	CD Mortgage Trust Series 2016-CD1	2.724%	8/10/49	5,650	5,339
[2]	CD Mortgage Trust Series 2016-CD2	3.526%	11/10/49	5,000	4,793
[2]	CD Mortgage Trust Series 2017-CD3	3.631%	2/10/50	14,170	13,387
[2]	CD Mortgage Trust Series 2017-CD3	3.833%	2/10/50	3,706	3,219
[2]	CD Mortgage Trust Series 2017-CD4	3.514%	5/10/50	4,400	4,175
[2]	CD Mortgage Trust Series 2017-CD4	3.746%	5/10/50	3,000	2,785
[2]	CD Mortgage Trust Series 2017-CD5	3.431%	8/15/50	3,500	3,366
[2]	CD Mortgage Trust Series 2017-CD6	3.332%	11/13/50	1,334	1,309
[2]	CD Mortgage Trust Series 2017-CD6	3.456%	11/13/50	4,715	4,514
[2]	CD Mortgage Trust Series 2017-CD6	3.709%	11/13/50	2,825	2,675
[2]	CD Mortgage Trust Series 2018-CD7	4.213%	8/15/51	435	430
[2]	CD Mortgage Trust Series 2018-CD7	4.279%	8/15/51	12,700	12,307
[2]	CD Mortgage Trust Series 2019-CD8	2.657%	8/15/57	3,000	2,715
[2]	CD Mortgage Trust Series 2019-CD8	2.912%	8/15/57	8,460	7,575
[2]	CFCRE Commercial Mortgage Trust Series 2016-C3	3.865%	1/10/48	3,650	3,612
[2]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.091%	5/10/58	284	282
[2]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.283%	5/10/58	5,050	4,959
[2]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.691%	5/10/58	3,600	3,511
[2]	CFCRE Commercial Mortgage Trust Series 2016-C6	3.217%	11/10/49	9,700	9,373
[2]	CFCRE Commercial Mortgage Trust Series 2017-C8	3.572%	6/15/50	3,400	3,262
[2]	CGMS Commercial Mortgage Trust Series 2017-B1	3.458%	8/15/50	9,900	9,490
[2]	CGMS Commercial Mortgage Trust Series 2017-B1	3.711%	8/15/50	1,950	1,864
13

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Chase Issuance Trust Series 2022-A1	3.970%	9/15/27	3,400	3,389
[2]	Chase Issuance Trust Series 2023-A1	5.160%	9/15/28	7,520	7,608
[2]	Chase Issuance Trust Series 2023-A2	5.080%	9/15/30	6,640	6,749
[2]	Chase Issuance Trust Series 2024-A1	4.600%	1/16/29	11,550	11,580
[2]	Chase Issuance Trust Series 2024-A2	4.630%	1/15/31	6,200	6,192
[2]	Citibank Credit Card Issuance Trust Series 2007-A3	6.150%	6/15/39	4,880	5,270
[2]	Citibank Credit Card Issuance Trust Series 2018-A7	3.960%	10/13/30	10,700	10,436
[2]	Citibank Credit Card Issuance Trust Series 2023-A1	5.230%	12/8/27	1,450	1,459
[2]	Citigroup Commercial Mortgage Trust Series 2015-GC29	3.758%	4/10/48	2,937	2,881
[2]	Citigroup Commercial Mortgage Trust Series 2015-GC31	3.762%	6/10/48	2,925	2,902
[2]	Citigroup Commercial Mortgage Trust Series 2015-GC33	3.515%	9/10/58	3,973	3,949
[2]	Citigroup Commercial Mortgage Trust Series 2015-GC35	3.549%	11/10/48	1,800	1,776
[2]	Citigroup Commercial Mortgage Trust Series 2016-C1	3.003%	5/10/49	423	419
[2]	Citigroup Commercial Mortgage Trust Series 2016-C1	3.209%	5/10/49	3,950	3,858
[2]	Citigroup Commercial Mortgage Trust Series 2016-C2	2.832%	8/10/49	2,500	2,416
[2]	Citigroup Commercial Mortgage Trust Series 2016-C3	2.984%	11/15/49	384	380
[2]	Citigroup Commercial Mortgage Trust Series 2016-GC36	3.616%	2/10/49	9,615	9,417
[2]	Citigroup Commercial Mortgage Trust Series 2016-GC37	3.314%	4/10/49	10,750	10,555
[2]	Citigroup Commercial Mortgage Trust Series 2016-P4	2.646%	7/10/49	1,525	1,479
[2]	Citigroup Commercial Mortgage Trust Series 2016-P4	2.902%	7/10/49	2,350	2,280
[2]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.209%	10/12/50	1,456	1,395
[2]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.471%	10/12/50	8,254	7,928
[2]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.764%	10/12/50	1,575	1,480
[2]	Citigroup Commercial Mortgage Trust Series 2017-P8	3.203%	9/15/50	1,300	1,253
[2]	Citigroup Commercial Mortgage Trust Series 2018-B2	3.744%	3/10/51	6,642	6,433
[2]	Citigroup Commercial Mortgage Trust Series 2018-B2	4.009%	3/10/51	15,475	15,019
[2]	Citigroup Commercial Mortgage Trust Series 2018-C5	3.963%	6/10/51	4,751	4,586
[2]	Citigroup Commercial Mortgage Trust Series 2018-C5	4.228%	6/10/51	1,190	1,155
[2]	Citigroup Commercial Mortgage Trust Series 2018-C6	4.412%	11/10/51	1,900	1,819
[2]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.102%	12/15/72	2,061	1,880
[2]	Citigroup Commercial Mortgage Trust Series 2019-GC41	2.869%	8/10/56	11,210	10,082
[2]	Citigroup Commercial Mortgage Trust Series 2019-GC43	3.038%	11/10/52	12,380	11,041
[2]	Citigroup Commercial Mortgage Trust Series 2020-GC46	2.717%	2/15/53	10,880	9,546
[2]	Citigroup Commercial Mortgage Trust Series 2020-GC46	2.918%	2/15/53	2,100	1,797
[2]	Citigroup Commercial Mortgage Trust Series 2022-GC48	4.579%	5/15/54	5,600	5,424
[2]	CNH Equipment Trust Series 2021-C	0.810%	12/15/26	884	872
[2]	CNH Equipment Trust Series 2021-C	1.160%	10/16/28	550	531
[2]	CNH Equipment Trust Series 2022-A	2.940%	7/15/27	1,328	1,316
[2]	CNH Equipment Trust Series 2022-A	3.030%	3/15/29	1,200	1,165
[2]	CNH Equipment Trust Series 2022-B	3.890%	8/16/27	648	645
[2]	CNH Equipment Trust Series 2022-B	3.910%	3/15/28	575	567
[2]	CNH Equipment Trust Series 2022-C	5.150%	4/17/28	1,945	1,957
[2]	CNH Equipment Trust Series 2023-A	4.810%	8/15/28	3,025	3,037
[2]	CNH Equipment Trust Series 2023-A	4.770%	10/15/30	625	626
[2]	CNH Equipment Trust Series 2023-B	5.600%	2/15/29	4,400	4,477
[2]	CNH Equipment Trust Series 2023-B	5.460%	3/17/31	900	919
[2]	CNH Equipment Trust Series 2024-A	4.770%	6/15/29	2,550	2,557
[2]	CNH Equipment Trust Series 2024-A	4.800%	7/15/31	1,000	1,000
[2]	CNH Equipment Trust Series 2024-B	5.190%	9/17/29	2,500	2,532
[2]	CNH Equipment Trust Series 2024-B	5.230%	11/17/31	2,500	2,530
[2]	CNH Equipment Trust Series 2024-C	4.120%	3/15/32	1,400	1,371
[2]	COMM Mortgage Trust Series 2013-CR12	4.300%	10/10/46	490	452
[2]	COMM Mortgage Trust Series 2013-CR12	4.762%	10/10/46	350	177
[2]	COMM Mortgage Trust Series 2014-CR14	3.706%	2/10/47	1,482	1,420
[2]	COMM Mortgage Trust Series 2014-CR15	3.922%	2/10/47	451	435
[2]	COMM Mortgage Trust Series 2014-UBS4	3.694%	8/10/47	505	497
[2]	COMM Mortgage Trust Series 2015-CR22	3.309%	3/10/48	5,325	5,293
[2]	COMM Mortgage Trust Series 2015-CR22	3.603%	3/10/48	6,785	6,628
[2]	COMM Mortgage Trust Series 2015-CR23	3.801%	5/10/48	1,450	1,439
[2]	COMM Mortgage Trust Series 2015-CR24	3.432%	8/10/48	494	492
[2]	COMM Mortgage Trust Series 2015-CR25	3.759%	8/10/48	3,020	2,996
[2]	COMM Mortgage Trust Series 2015-CR26	3.630%	10/10/48	10,885	10,761
[2]	COMM Mortgage Trust Series 2015-CR27	3.404%	10/10/48	517	515
[2]	COMM Mortgage Trust Series 2015-CR27	3.612%	10/10/48	2,075	2,053
[2]	COMM Mortgage Trust Series 2015-CR27	4.338%	10/10/48	800	769
[2]	COMM Mortgage Trust Series 2015-LC19	3.527%	2/10/48	2,125	2,121
[2]	COMM Mortgage Trust Series 2015-LC21	3.445%	7/10/48	231	230
[2]	COMM Mortgage Trust Series 2015-LC23	3.774%	10/10/48	7,797	7,721
[2]	COMM Mortgage Trust Series 2016-CR28	3.762%	2/10/49	9,685	9,593
[2]	COMM Mortgage Trust Series 2016-DC2	3.550%	2/10/49	727	724
14

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	COMM Mortgage Trust Series 2017-COR2	3.317%	9/10/50	267	261
[2]	COMM Mortgage Trust Series 2017-COR2	3.510%	9/10/50	1,450	1,378
[2]	COMM Mortgage Trust Series 2018-COR3	3.961%	5/10/51	2,500	2,423
[2]	COMM Mortgage Trust Series 2018-COR3	4.228%	5/10/51	6,620	6,314
[2]	COMM Mortgage Trust Series 2019-GC44	2.950%	8/15/57	34,465	31,223
[2]	COMM Mortgage Trust Series 2019-GC44	3.263%	8/15/57	2,408	2,155
[2]	CSAIL Commercial Mortgage Trust Series 2015-C1	3.791%	4/15/50	1,900	1,872
[2]	CSAIL Commercial Mortgage Trust Series 2015-C1	4.044%	4/15/50	1,525	1,427
[2]	CSAIL Commercial Mortgage Trust Series 2015-C2	3.849%	6/15/57	1,800	1,739
[2]	CSAIL Commercial Mortgage Trust Series 2015-C3	3.718%	8/15/48	6,700	6,646
[2]	CSAIL Commercial Mortgage Trust Series 2015-C3	4.112%	8/15/48	1,625	1,478
[2]	CSAIL Commercial Mortgage Trust Series 2015-C4	3.617%	11/15/48	265	264
[2]	CSAIL Commercial Mortgage Trust Series 2015-C4	3.808%	11/15/48	5,250	5,204
[2]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.502%	11/15/49	8,375	8,083
[2]	CSAIL Commercial Mortgage Trust Series 2017-C8	3.392%	6/15/50	7,800	7,414
[2]	CSAIL Commercial Mortgage Trust Series 2017-CX9	3.446%	9/15/50	4,175	3,909
[2]	CSAIL Commercial Mortgage Trust Series 2017-CX10	3.458%	11/15/50	5,925	5,583
[2]	CSAIL Commercial Mortgage Trust Series 2018-CX11	4.033%	4/15/51	12,600	12,247
[2]	CSAIL Commercial Mortgage Trust Series 2018-CX12	4.224%	8/15/51	5,950	5,724
[2]	CSAIL Commercial Mortgage Trust Series 2019-C15	4.053%	3/15/52	15,450	14,809
[2]	CSAIL Commercial Mortgage Trust Series 2019-C16	3.329%	6/15/52	12,500	11,440
[2]	CSAIL Commercial Mortgage Trust Series 2021-C20	2.805%	3/15/54	12,575	10,893
[2]	CSAIL Commercial Mortgage Trust Series 2021-C20	3.076%	3/15/54	2,100	1,773
[2]	Daimler Trucks Retail Trust Series 2022-1	5.230%	2/17/26	947	948
[2]	Daimler Trucks Retail Trust Series 2022-1	5.390%	1/15/30	950	955
[2]	Daimler Trucks Retail Trust Series 2024-1	5.490%	12/15/27	5,395	5,463
[2]	Daimler Trucks Retail Trust Series 2024-1	5.560%	7/15/31	6,625	6,736
[2]	DBGS Mortgage Trust Series 2018-C1	4.466%	10/15/51	5,872	5,612
[2]	DBJPM Mortgage Trust Series 2016-C1	3.276%	5/10/49	2,600	2,539
[2]	DBJPM Mortgage Trust Series 2016-C3	2.890%	8/10/49	6,575	6,359
[2]	DBJPM Mortgage Trust Series 2017-C6	3.328%	6/10/50	5,975	5,719
[2]	DBJPM Mortgage Trust Series 2017-C6	3.561%	6/10/50	1,600	1,482
[2]	DBJPM Mortgage Trust Series 2020-C9	1.926%	8/15/53	6,973	5,886
[2]	Discover Card Execution Note Trust Series 2021-A2	1.030%	9/15/28	8,250	7,781
[2]	Discover Card Execution Note Trust Series 2022-A1	1.960%	2/15/27	11,500	11,465
[2]	Discover Card Execution Note Trust Series 2022-A2	3.320%	5/15/27	21,500	21,400
[2]	Discover Card Execution Note Trust Series 2022-A3	3.560%	7/15/27	23,025	22,908
[2]	Discover Card Execution Note Trust Series 2022-A4	5.030%	10/15/27	12,625	12,689
[2]	Discover Card Execution Note Trust Series 2023-A1	4.310%	3/15/28	17,200	17,161
[2]	Discover Card Execution Note Trust Series 2023-A2	4.930%	6/15/28	17,550	17,665
[2]	Drive Auto Receivables Trust Series 2021-2	1.390%	3/15/29	1,841	1,810
[2]	Drive Auto Receivables Trust Series 2021-3	1.470%	1/15/27	22	22
[2]	Drive Auto Receivables Trust Series 2024-2	4.500%	9/15/28	920	917
[2]	Exeter Automobile Receivables Trust Series 2021-3A	1.550%	6/15/27	3,026	2,952
[2]	Exeter Automobile Receivables Trust Series 2022-1A	2.560%	6/15/28	264	263
[2]	Exeter Automobile Receivables Trust Series 2022-1A	3.020%	6/15/28	1,700	1,672
[2]	Exeter Automobile Receivables Trust Series 2022-2A	3.850%	7/17/28	1,319	1,317
[2]	Exeter Automobile Receivables Trust Series 2022-2A	4.560%	7/17/28	1,075	1,071
[2]	Exeter Automobile Receivables Trust Series 2022-3A	5.300%	9/15/27	1,670	1,672
[2]	Exeter Automobile Receivables Trust Series 2022-3A	6.760%	9/15/28	1,150	1,168
[2]	Exeter Automobile Receivables Trust Series 2022-4A	4.920%	12/15/28	1,052	1,053
[2]	Exeter Automobile Receivables Trust Series 2022-4A	5.980%	12/15/28	425	430
[2]	Exeter Automobile Receivables Trust Series 2022-5A	6.510%	12/15/27	850	855
[2]	Exeter Automobile Receivables Trust Series 2022-5A	7.400%	2/15/29	850	873
[2]	Exeter Automobile Receivables Trust Series 2023-1A	5.720%	4/15/27	103	103
[2]	Exeter Automobile Receivables Trust Series 2023-1A	5.820%	2/15/28	1,000	1,004
[2]	Exeter Automobile Receivables Trust Series 2023-1A	6.690%	6/15/29	450	458
[2]	Exeter Automobile Receivables Trust Series 2023-4A	6.310%	10/15/27	780	784
[2]	Exeter Automobile Receivables Trust Series 2023-4A	6.510%	8/15/28	1,100	1,118
[2]	Exeter Automobile Receivables Trust Series 2024-3A	5.570%	9/15/28	3,000	3,027
[2]	Exeter Automobile Receivables Trust Series 2024-4A	5.290%	8/15/30	2,500	2,515
[2]	Exeter Automobile Receivables Trust Series 2024-5A	4.480%	4/16/29	460	457
[2,4]	Fannie Mae-Aces Series 2015-M8	2.900%	1/25/25	836	834
[2,4]	Fannie Mae-Aces Series 2015-M10	3.092%	4/25/27	2,156	2,095
[2,4]	Fannie Mae-Aces Series 2015-M12	2.797%	5/25/25	3,979	3,939
[2,4]	Fannie Mae-Aces Series 2015-M13	2.790%	6/25/25	2,264	2,241
[2,4]	Fannie Mae-Aces Series 2015-M15	2.923%	10/25/25	4,111	4,063
[2,4]	Fannie Mae-Aces Series 2016-M3	2.702%	2/25/26	1,896	1,858
[2,4]	Fannie Mae-Aces Series 2016-M4	2.576%	3/25/26	2,072	2,022
[2,4]	Fannie Mae-Aces Series 2016-M5	2.469%	4/25/26	6,656	6,491
15

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,4]	Fannie Mae-Aces Series 2016-M6	2.488%	5/25/26	3,710	3,605
[2,4]	Fannie Mae-Aces Series 2016-M7	2.499%	9/25/26	1,475	1,434
[2,4]	Fannie Mae-Aces Series 2016-M9	2.292%	6/25/26	12,386	12,016
[2,4]	Fannie Mae-Aces Series 2016-M11	2.369%	7/25/26	8,819	8,541
[2,4]	Fannie Mae-Aces Series 2016-M12	2.438%	9/25/26	8,447	8,156
[2,4]	Fannie Mae-Aces Series 2016-M13	2.519%	9/25/26	6,698	6,475
[2,4]	Fannie Mae-Aces Series 2017-M1	2.415%	10/25/26	7,184	6,916
[2,4]	Fannie Mae-Aces Series 2017-M2	2.825%	2/25/27	4,360	4,217
[2,4]	Fannie Mae-Aces Series 2017-M3	2.464%	12/25/26	8,719	8,384
[2,4]	Fannie Mae-Aces Series 2017-M4	2.552%	12/25/26	7,326	7,052
[2,4]	Fannie Mae-Aces Series 2017-M5	2.993%	4/25/29	825	774
[2,4]	Fannie Mae-Aces Series 2017-M7	2.961%	2/25/27	7,458	7,211
[2,4]	Fannie Mae-Aces Series 2017-M8	3.061%	5/25/27	16,042	15,519
[2,4]	Fannie Mae-Aces Series 2017-M11	2.980%	8/25/29	4,812	4,469
[2,4]	Fannie Mae-Aces Series 2017-M12	3.061%	6/25/27	7,481	7,225
[2,4]	Fannie Mae-Aces Series 2017-M14	2.811%	11/25/27	2,975	2,828
[2,4]	Fannie Mae-Aces Series 2017-M15	2.960%	9/25/27	88	85
[2,4]	Fannie Mae-Aces Series 2017-M15	3.158%	11/25/27	9,570	9,224
[2,4]	Fannie Mae-Aces Series 2018-M1	2.989%	12/25/27	430	412
[2,4]	Fannie Mae-Aces Series 2018-M2	2.906%	1/25/28	18,162	17,348
[2,4]	Fannie Mae-Aces Series 2018-M3	3.063%	2/25/30	2,874	2,668
[2,4]	Fannie Mae-Aces Series 2018-M4	3.057%	3/25/28	5,254	5,007
[2,4]	Fannie Mae-Aces Series 2018-M7	3.032%	3/25/28	3,678	3,514
[2,4]	Fannie Mae-Aces Series 2018-M8	3.303%	6/25/28	4,032	3,872
[2,4]	Fannie Mae-Aces Series 2018-M10	3.355%	7/25/28	2,821	2,714
[2,4]	Fannie Mae-Aces Series 2018-M12	3.627%	8/25/30	15,800	14,926
[2,4]	Fannie Mae-Aces Series 2018-M13	3.743%	9/25/30	5,393	5,104
[2,4]	Fannie Mae-Aces Series 2018-M14	3.580%	8/25/28	8,505	8,202
[2,4]	Fannie Mae-Aces Series 2019-M1	3.543%	9/25/28	11,326	10,900
[2,4]	Fannie Mae-Aces Series 2019-M2	3.623%	11/25/28	12,142	11,671
[2,4]	Fannie Mae-Aces Series 2019-M4	3.610%	2/25/31	8,817	8,271
[2,4]	Fannie Mae-Aces Series 2019-M5	3.273%	2/25/29	54,504	51,674
[2,4]	Fannie Mae-Aces Series 2019-M6	3.400%	3/1/29	1,000	940
[2,4]	Fannie Mae-Aces Series 2019-M7	3.143%	4/25/29	8,532	7,993
[2,4]	Fannie Mae-Aces Series 2019-M9	2.937%	6/25/29	15,198	14,173
[2,4]	Fannie Mae-Aces Series 2019-M12	2.885%	6/25/29	24,137	22,366
[2,4]	Fannie Mae-Aces Series 2019-M18	2.469%	8/25/29	10,340	9,409
[2,4]	Fannie Mae-Aces Series 2019-M18	2.577%	9/25/31	7,700	6,723
[2,4]	Fannie Mae-Aces Series 2019-M21	2.350%	2/25/31	7,206	6,423
[2,4]	Fannie Mae-Aces Series 2019-M22	2.522%	8/25/29	13,552	12,364
[2,4]	Fannie Mae-Aces Series 2019-M25	2.330%	11/25/29	7,093	6,397
[2,4]	Fannie Mae-Aces Series 2020-M1	2.151%	10/25/29	5,807	5,559
[2,4]	Fannie Mae-Aces Series 2020-M1	2.444%	10/25/29	19,090	17,126
[2,4]	Fannie Mae-Aces Series 2020-M5	2.210%	1/25/30	4,995	4,436
[2,4]	Fannie Mae-Aces Series 2020-M14	1.784%	5/25/30	7,156	6,147
[2,4]	Fannie Mae-Aces Series 2020-M20	1.435%	10/25/29	800	684
[2,4]	Fannie Mae-Aces Series 2020-M29	1.492%	5/25/30	13,625	11,480
[2,4]	Fannie Mae-Aces Series 2020-M33	0.970%	1/25/31	48,697	42,125
[2,4]	Fannie Mae-Aces Series 2020-M42	1.270%	7/25/30	63,300	52,492
[2,4]	Fannie Mae-Aces Series 2020-M46	1.323%	5/25/30	9,850	8,352
[2,4]	Fannie Mae-Aces Series 2020-M52	1.315%	10/25/30	10,825	8,981
[2,4]	Fannie Mae-Aces Series 2020-M53	1.690%	11/25/32	20,000	16,039
[2,4]	Fannie Mae-Aces Series 2021-M1	1.389%	11/25/30	9,985	8,199
[2,4]	Fannie Mae-Aces Series 2021-M1G	1.469%	11/25/30	2,575	2,135
[2,4]	Fannie Mae-Aces Series 2021-M3G	1.245%	1/25/31	12,050	9,856
[2,4]	Fannie Mae-Aces Series 2021-M4	1.462%	2/25/31	47,775	39,140
[2,4]	Fannie Mae-Aces Series 2021-M11	1.458%	3/25/31	16,650	13,586
[2,4]	Fannie Mae-Aces Series 2021-M13	1.599%	4/25/31	2,490	2,042
[2,4]	Fannie Mae-Aces Series 2021-M13	1.627%	3/25/33	2,200	1,706
[2,4]	Fannie Mae-Aces Series 2021-M19	1.739%	10/25/31	14,425	11,856
[2,4]	Fannie Mae-Aces Series 2022-M1	1.668%	10/25/31	16,650	13,515
[2,4]	Fannie Mae-Aces Series 2022-M1G	1.532%	9/25/31	3,725	3,054
[2,4]	Fannie Mae-Aces Series 2022-M3	1.707%	11/25/31	5,400	4,402
[2,4]	Fannie Mae-Aces Series 2022-M4	2.290%	5/25/30	8,150	7,212
[2,4]	Fannie Mae-Aces Series 2022-M8	1.936%	12/25/31	8,375	6,913
[2,4]	Fannie Mae-Aces Series 2022-M10	1.938%	1/25/32	37,600	31,044
[2,4]	Fannie Mae-Aces Series 2023-M1S	4.501%	4/25/33	8,600	8,383
[2,4]	Fannie Mae-Aces Series 2023-M6	4.181%	7/25/28	8,179	8,019
[2,4]	Fannie Mae-Aces Series 2023-M8	4.471%	3/25/33	3,150	3,035
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K045	3.023%	1/25/25	2,766	2,757
16

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K046	3.205%	3/25/25	5,165	5,142
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K047	3.329%	5/25/25	4,143	4,117
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K048	3.284%	6/25/25	10,259	10,192
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K049	3.010%	7/25/25	3,787	3,753
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K050	3.334%	8/25/25	6,113	6,063
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K052	3.151%	11/25/25	4,150	4,103
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K053	2.995%	12/25/25	2,450	2,417
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K054	2.745%	1/25/26	6,195	6,089
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K055	2.673%	3/25/26	7,448	7,294
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K056	2.525%	5/25/26	5,325	5,193
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K057	2.570%	7/25/26	9,375	9,128
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K058	2.653%	8/25/26	9,400	9,124
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K059	3.120%	9/25/26	5,000	4,884
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K060	3.300%	10/25/26	8,000	7,820
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K061	3.347%	11/25/26	17,160	16,748
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K062	3.413%	12/25/26	18,250	17,862
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K063	3.430%	1/25/27	16,200	15,849
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K064	3.224%	3/25/27	15,580	15,154
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K065	3.243%	4/25/27	17,557	17,046
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K066	3.117%	6/25/27	9,890	9,565
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K067	3.194%	7/25/27	4,002	3,867
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K068	3.244%	8/25/27	7,823	7,562
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K069	3.187%	9/25/27	13,757	13,270
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K070	3.303%	11/25/27	7,875	7,603
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K071	3.286%	11/25/27	11,050	10,654
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K072	3.444%	12/25/27	4,525	4,378
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K073	3.350%	1/25/28	7,025	6,775
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K074	3.600%	1/25/28	10,275	9,975
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K075	3.650%	2/25/28	6,975	6,773
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K076	3.900%	4/25/28	28,500	27,846
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K077	3.850%	5/25/28	12,600	12,283
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K078	3.854%	6/25/28	5,200	5,069
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K079	3.926%	6/25/28	23,650	23,084
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K080	3.736%	4/25/28	1,841	1,813
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K080	3.926%	7/25/28	10,165	9,922
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K081	3.900%	8/25/28	16,400	15,975
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K082	3.920%	9/25/28	22,870	22,285
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K083	4.050%	9/25/28	14,770	14,450
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K084	3.780%	10/25/28	26,940	26,068
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K085	4.060%	10/25/28	13,825	13,506
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K087	3.591%	10/25/27	476	471
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K087	3.771%	12/25/28	11,000	10,644
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K088	3.690%	1/25/29	12,725	12,259
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K089	3.563%	1/25/29	10,000	9,584
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K090	3.422%	2/25/29	9,625	9,169
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K091	3.505%	3/25/29	3,100	2,961
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K092	3.298%	4/25/29	10,450	9,883
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K093	2.982%	5/25/29	18,350	17,142
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K094	2.903%	6/25/29	12,750	11,834
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K095	2.785%	6/25/29	12,625	11,662
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K096	2.519%	7/25/29	10,940	10,004
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K098	2.425%	8/25/29	18,565	16,823
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K099	2.595%	9/25/29	11,690	10,651
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K101	2.524%	10/25/29	16,615	15,052
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K102	2.537%	10/25/29	15,420	13,981
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K103	2.651%	11/25/29	12,550	11,415
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K104	2.253%	1/25/30	20,560	18,309
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K105	1.872%	1/25/30	4,600	4,017
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K106	2.069%	1/25/30	17,450	15,377
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K108	1.517%	3/25/30	12,506	10,705
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K109	1.558%	4/25/30	9,275	7,917
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K110	1.477%	4/25/30	4,875	4,150
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K111	1.350%	5/25/30	9,875	8,312
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K113	1.341%	6/25/30	1,700	1,428
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K114	1.366%	6/25/30	10,750	9,007
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K116	1.378%	7/25/30	13,710	11,480
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K117	1.406%	8/25/30	13,350	11,158
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K118	1.493%	9/25/30	17,650	14,792
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K119	1.566%	9/25/30	2,500	2,102
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K120	1.500%	10/25/30	12,360	10,319
17

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K121	0.995%	8/25/30	1,210	1,072
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K121	1.547%	10/25/30	7,850	6,566
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K122	0.863%	5/25/30	528	473
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K122	1.521%	11/25/30	7,830	6,525
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K123	1.621%	12/25/30	24,050	20,154
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K124	1.658%	12/25/30	11,675	9,786
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K125	1.846%	1/25/31	85	72
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K126	2.074%	1/25/31	17,640	15,149
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K127	2.108%	1/25/31	21,425	18,409
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K128	2.020%	3/25/31	12,895	11,010
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K129	1.342%	9/25/30	2,601	2,297
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K129	1.914%	5/25/31	21,275	17,981
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K130	1.723%	6/25/31	8,050	6,692
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K131	1.853%	7/25/31	36,075	30,183
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K132	2.023%	8/25/31	6,200	5,210
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K133	2.096%	9/25/31	10,200	8,599
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K134	1.714%	7/25/31	817	728
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K134	2.243%	10/25/31	9,600	8,162
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K135	2.154%	10/25/31	6,275	5,306
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K138	2.476%	1/25/32	8,350	7,172
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K140	2.250%	1/25/32	6,200	5,236
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K143	2.350%	3/25/32	23,377	19,819
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K143	2.711%	4/25/55	1,951	1,766
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K148	3.500%	7/25/32	21,325	19,461
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K152	3.080%	1/25/31	3,500	3,190
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K152	3.780%	11/25/32	20,000	18,561
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K153	3.294%	3/25/29	14,900	14,059
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K153	3.117%	10/25/31	8,100	7,268
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K154	3.424%	4/25/32	3,300	3,116
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K154	3.459%	11/25/32	4,475	4,049
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K155	3.750%	11/25/32	4,100	3,892
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K155	3.750%	4/25/33	8,900	8,172
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K156	4.430%	2/25/33	5,100	4,940
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	3.990%	5/25/33	2,925	2,807
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	4.200%	5/25/33	11,400	10,828
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	3.990%	8/25/33	3,775	3,509
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K158	3.900%	12/25/30	9,248	8,837
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K158	4.050%	7/25/33	45,550	42,787
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K159	3.950%	11/25/30	3,330	3,191
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K159	4.500%	7/25/33	8,240	7,986
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K160	4.500%	8/25/33	13,000	12,602
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K161	4.900%	10/25/33	6,700	6,673
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K163	5.000%	3/25/34	10,000	10,024
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K164	5.000%	5/25/34	14,245	14,273
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K165	4.489%	9/25/34	5,150	4,960
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K166	4.580%	10/25/34	29,750	28,824
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K167	4.760%	10/25/34	8,350	8,208
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K505	4.819%	6/25/28	8,540	8,561
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K506	4.650%	8/25/28	6,440	6,427
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K507	4.800%	9/25/28	6,000	6,012
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K508	4.740%	8/25/28	10,750	10,748
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K509	4.850%	9/25/28	7,750	7,781
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K510	5.069%	10/25/28	5,150	5,207
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K511	4.860%	10/25/28	3,250	3,261
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K512	5.000%	11/25/28	4,300	4,338
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K513	4.724%	12/25/28	6,700	6,693
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K515	5.400%	1/25/29	9,950	10,161
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K516	5.477%	1/25/29	8,700	8,929
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K517	5.355%	1/25/29	8,500	8,686
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K518	5.400%	1/25/29	29,400	30,099
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K520	5.180%	3/25/29	7,000	7,105
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K524	4.720%	5/25/29	3,000	2,994
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K526	4.543%	7/25/29	8,000	7,922
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K730	3.590%	1/25/25	74	74
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K731	3.600%	2/25/25	4,807	4,792
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K732	3.700%	5/25/25	8,221	8,180
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K734	3.208%	2/25/26	16,570	16,364
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K735	2.862%	5/25/26	15,668	15,354
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K737	2.525%	10/25/26	19,000	18,371
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K738	1.545%	1/25/27	1,225	1,158
18

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K739	1.336%	9/25/27	20,375	18,843
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K741	1.603%	12/25/27	24,400	22,403
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K742	1.760%	3/25/28	9,950	9,124
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K743	1.770%	5/25/28	6,650	6,056
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K744	1.712%	7/25/28	4,615	4,193
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K745	1.657%	8/25/28	2,850	2,569
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K746	2.031%	9/25/28	8,325	7,578
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K747	2.050%	11/25/28	7,500	6,808
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K749	2.120%	4/25/29	1,800	1,616
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K751	4.412%	3/25/30	8,525	8,387
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K752	4.284%	7/25/30	8,640	8,421
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K753	4.400%	10/25/30	11,050	10,834
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K754	4.940%	11/25/30	4,750	4,772
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K755	5.203%	2/25/31	8,500	8,649
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K756	4.963%	5/25/31	5,200	5,228
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K757	4.456%	8/25/31	13,000	12,707
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K758	4.680%	10/25/31	16,000	15,817
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1510	3.718%	1/25/31	3,300	3,101
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1510	3.794%	1/25/34	12,220	11,156
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1511	3.470%	3/25/31	4,150	3,838
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1511	3.542%	3/25/34	10,275	9,165
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1513	2.797%	8/25/34	25,260	21,040
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1514	2.859%	10/25/34	10,025	8,366
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1515	1.940%	2/25/35	13,000	9,954
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1516	1.721%	5/25/35	9,825	7,232
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1517	1.716%	7/25/35	18,200	13,478
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1518	1.860%	10/25/35	4,200	3,117
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1519	2.013%	12/25/35	22,025	16,488
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1520	2.007%	7/25/35	2,829	2,318
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1520	2.438%	2/25/36	10,350	8,070
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1521	2.184%	8/25/36	11,465	8,608
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1522	2.361%	10/25/36	7,550	5,739
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series KC02	3.370%	7/25/25	6,324	6,276
[2,4]	FHLMC Multifamily Structured Pass-Through Certificates Series KW01	2.853%	1/25/26	6,804	6,703
[2]	Fifth Third Auto Trust Series 2023-1	5.530%	8/15/28	6,180	6,248
[2]	Fifth Third Auto Trust Series 2023-1	5.520%	2/17/31	1,380	1,402
[2]	First National Master Note Trust Series 2023-2	5.770%	9/15/29	3,200	3,247
[2]	Ford Credit Auto Lease Trust Series 2023-A	4.940%	3/15/26	811	811
[2]	Ford Credit Auto Lease Trust Series 2023-A	4.830%	5/15/26	975	975
[2]	Ford Credit Auto Lease Trust Series 2023-B	5.910%	10/15/26	4,850	4,877
[2]	Ford Credit Auto Lease Trust Series 2023-B	5.870%	1/15/27	1,550	1,568
[2]	Ford Credit Auto Lease Trust Series 2023-B	6.200%	2/15/27	1,100	1,117
[2]	Ford Credit Auto Owner Trust Series 2020-C	0.510%	8/15/26	475	474
[2]	Ford Credit Auto Owner Trust Series 2021-A	0.490%	9/15/26	1,375	1,366
[2]	Ford Credit Auto Owner Trust Series 2022-A	1.290%	6/15/26	515	512
[2]	Ford Credit Auto Owner Trust Series 2022-A	1.560%	5/15/27	650	635
[2]	Ford Credit Auto Owner Trust Series 2022-B	3.740%	9/15/26	1,256	1,253
[2]	Ford Credit Auto Owner Trust Series 2022-B	3.930%	8/15/27	975	970
[2]	Ford Credit Auto Owner Trust Series 2022-C	4.480%	12/15/26	2,776	2,774
[2]	Ford Credit Auto Owner Trust Series 2022-C	4.590%	12/15/27	3,850	3,853
[2]	Ford Credit Auto Owner Trust Series 2023-A	4.650%	2/15/28	2,250	2,253
[2]	Ford Credit Auto Owner Trust Series 2023-A	4.560%	12/15/28	1,075	1,074
[2]	Ford Credit Auto Owner Trust Series 2023-B	5.230%	5/15/28	3,300	3,329
[2]	Ford Credit Auto Owner Trust Series 2023-B	5.060%	2/15/29	650	656
[2]	Ford Credit Auto Owner Trust Series 2023-C	5.530%	9/15/28	4,950	5,015
[2]	Ford Credit Auto Owner Trust Series 2023-C	5.490%	5/15/29	1,850	1,882
[2]	Ford Credit Auto Owner Trust Series 2024-A	5.090%	12/15/28	6,600	6,659
[2]	Ford Credit Auto Owner Trust Series 2024-A	5.010%	9/15/29	6,420	6,475
[2]	Ford Credit Auto Owner Trust Series 2024-B	5.100%	4/15/29	7,150	7,234
[2]	Ford Credit Auto Owner Trust Series 2024-B	4.960%	5/15/30	1,000	1,009
[2]	Ford Credit Floorplan Master Owner Trust A Series 2018-4	4.060%	11/15/30	8,785	8,583
[2]	Ford Credit Floorplan Master Owner Trust A Series 2020-2	1.060%	9/15/27	9,765	9,527
[2]	GM Financial Automobile Leasing Trust Series 2023-1	5.160%	4/20/26	874	875
[2]	GM Financial Automobile Leasing Trust Series 2023-1	5.160%	1/20/27	2,150	2,155
[2]	GM Financial Automobile Leasing Trust Series 2023-1	5.510%	1/20/27	850	854
[2]	GM Financial Automobile Leasing Trust Series 2023-2	5.050%	7/20/26	2,410	2,414
[2]	GM Financial Automobile Leasing Trust Series 2023-2	5.090%	5/20/27	425	426
[2]	GM Financial Automobile Leasing Trust Series 2023-2	5.540%	5/20/27	875	881
[2]	GM Financial Automobile Leasing Trust Series 2023-3	5.380%	11/20/26	1,550	1,558
[2]	GM Financial Automobile Leasing Trust Series 2023-3	5.440%	8/20/27	475	479
19

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	GM Financial Automobile Leasing Trust Series 2023-3	5.880%	8/20/27	900	912
[2]	GM Financial Automobile Leasing Trust Series 2024-1	5.090%	3/22/27	4,900	4,930
[2]	GM Financial Automobile Leasing Trust Series 2024-1	5.090%	2/22/28	1,100	1,107
[2]	GM Financial Automobile Leasing Trust Series 2024-1	5.330%	3/20/28	1,100	1,108
[2]	GM Financial Automobile Leasing Trust Series 2024-2	5.390%	7/20/27	5,000	5,055
[2]	GM Financial Automobile Leasing Trust Series 2024-2	5.360%	5/22/28	5,000	5,057
[2]	GM Financial Automobile Leasing Trust Series 2024-3	4.210%	10/20/27	1,850	1,840
[2]	GM Financial Automobile Leasing Trust Series 2024-3	4.220%	10/20/28	1,600	1,585
[2]	GM Financial Consumer Automobile Receivables Trust Series 2021-2	0.820%	10/16/26	835	826
[2]	GM Financial Consumer Automobile Receivables Trust Series 2021-3	0.480%	6/16/26	423	421
[2]	GM Financial Consumer Automobile Receivables Trust Series 2021-3	0.730%	8/16/27	2,575	2,526
[2]	GM Financial Consumer Automobile Receivables Trust Series 2021-4	0.680%	9/16/26	640	634
[2]	GM Financial Consumer Automobile Receivables Trust Series 2021-4	0.990%	10/18/27	1,200	1,167
[2]	GM Financial Consumer Automobile Receivables Trust Series 2022-1	1.260%	11/16/26	606	600
[2]	GM Financial Consumer Automobile Receivables Trust Series 2022-1	1.510%	4/17/28	750	728
[2]	GM Financial Consumer Automobile Receivables Trust Series 2022-2	3.100%	2/16/27	1,474	1,464
[2]	GM Financial Consumer Automobile Receivables Trust Series 2022-2	3.250%	4/17/28	550	542
[2]	GM Financial Consumer Automobile Receivables Trust Series 2022-3	3.640%	4/16/27	1,191	1,186
[2]	GM Financial Consumer Automobile Receivables Trust Series 2022-3	3.710%	12/16/27	1,400	1,386
[2]	GM Financial Consumer Automobile Receivables Trust Series 2022-4	4.820%	8/16/27	4,945	4,950
[2]	GM Financial Consumer Automobile Receivables Trust Series 2022-4	4.880%	8/16/28	1,300	1,308
[2]	GM Financial Consumer Automobile Receivables Trust Series 2023-1	4.660%	2/16/28	2,451	2,453
[2]	GM Financial Consumer Automobile Receivables Trust Series 2023-1	4.590%	7/17/28	650	651
[2]	GM Financial Consumer Automobile Receivables Trust Series 2023-2	4.470%	2/16/28	3,650	3,650
[2]	GM Financial Consumer Automobile Receivables Trust Series 2023-2	4.430%	10/16/28	3,450	3,440
[2]	GM Financial Consumer Automobile Receivables Trust Series 2023-3	5.450%	6/16/28	1,866	1,886
[2]	GM Financial Consumer Automobile Receivables Trust Series 2023-3	5.340%	12/18/28	1,098	1,113
[2]	GM Financial Consumer Automobile Receivables Trust Series 2023-4	5.780%	8/16/28	2,750	2,797
[2]	GM Financial Consumer Automobile Receivables Trust Series 2023-4	5.710%	2/16/29	2,650	2,714
[2]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	4.850%	12/18/28	1,100	1,106
[2]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	4.860%	6/18/29	650	654
[2]	GM Financial Consumer Automobile Receivables Trust Series 2024-2	5.100%	3/16/29	6,250	6,312
[2]	GM Financial Consumer Automobile Receivables Trust Series 2024-2	5.040%	9/17/29	3,125	3,157
[2]	GM Financial Consumer Automobile Receivables Trust Series 2024-3	5.130%	4/16/29	7,825	7,912
[2]	GM Financial Consumer Automobile Receivables Trust Series 2024-3	5.090%	11/16/29	7,250	7,331
[2]	GM Financial Consumer Automobile Receivables Trust Series 2024-4	4.440%	4/16/30	1,900	1,886
[2]	GS Mortgage Securities Trust Series 2014-GC22	3.862%	6/10/47	331	317
[2]	GS Mortgage Securities Trust Series 2014-GC24	3.931%	9/10/47	214	213
[2]	GS Mortgage Securities Trust Series 2014-GC24	4.419%	9/10/47	1,175	1,051
[2]	GS Mortgage Securities Trust Series 2014-GC26	3.964%	11/10/47	145	141
[2]	GS Mortgage Securities Trust Series 2014-GC26	4.215%	11/10/47	1,125	1,069
[2]	GS Mortgage Securities Trust Series 2015-GC30	3.382%	5/10/50	4,675	4,647
[2]	GS Mortgage Securities Trust Series 2015-GC32	3.513%	7/10/48	258	258
[2]	GS Mortgage Securities Trust Series 2015-GC34	3.244%	10/10/48	2,716	2,692
[2]	GS Mortgage Securities Trust Series 2015-GC34	3.278%	10/10/48	662	658
[2]	GS Mortgage Securities Trust Series 2015-GC34	3.506%	10/10/48	3,400	3,339
[2]	GS Mortgage Securities Trust Series 2016-GS2	3.050%	5/10/49	2,700	2,640
[2]	GS Mortgage Securities Trust Series 2016-GS3	2.850%	10/10/49	7,125	6,868
[2]	GS Mortgage Securities Trust Series 2016-GS4	3.178%	11/10/49	712	695
[2]	GS Mortgage Securities Trust Series 2016-GS4	3.442%	11/10/49	2,450	2,381
[2]	GS Mortgage Securities Trust Series 2016-GS4	3.645%	11/10/49	1,825	1,739
[2]	GS Mortgage Securities Trust Series 2017-GS5	3.674%	3/10/50	5,750	5,530
[2]	GS Mortgage Securities Trust Series 2017-GS5	3.826%	3/10/50	2,300	2,140
[2]	GS Mortgage Securities Trust Series 2017-GS6	3.433%	5/10/50	9,000	8,613
[2]	GS Mortgage Securities Trust Series 2017-GS6	3.638%	5/10/50	600	556
[2]	GS Mortgage Securities Trust Series 2017-GS6	4.322%	5/10/50	850	614
[2]	GS Mortgage Securities Trust Series 2017-GS7	3.430%	8/10/50	14,339	13,627
[2]	GS Mortgage Securities Trust Series 2017-GS7	3.663%	8/10/50	3,700	3,446
[2]	GS Mortgage Securities Trust Series 2017-GS8	3.205%	11/10/50	13,910	13,329
[2]	GS Mortgage Securities Trust Series 2019-GC39	3.567%	5/10/52	5,775	5,333
[2]	GS Mortgage Securities Trust Series 2019-GC40	2.904%	7/10/52	5,200	4,691
[2]	GS Mortgage Securities Trust Series 2019-GC40	3.160%	7/10/52	6,250	5,682
[2]	GS Mortgage Securities Trust Series 2019-GC42	3.001%	9/10/52	12,280	11,051
[2]	GS Mortgage Securities Trust Series 2019-GC42	3.212%	9/10/52	2,875	2,545
[2]	GS Mortgage Securities Trust Series 2019-GSA1	3.048%	11/10/52	5,535	5,059
[2]	GS Mortgage Securities Trust Series 2020-GC45	2.911%	2/13/53	5,910	5,302
[2]	GS Mortgage Securities Trust Series 2020-GC45	3.173%	2/13/53	1,690	1,508
[2]	GS Mortgage Securities Trust Series 2020-GC47	2.377%	5/12/53	2,780	2,409
[2]	GS Mortgage Securities Trust Series 2020-GSA2	2.012%	12/12/53	5,175	4,264
[2]	GS Mortgage Securities Trust Series 2020-GSA2	2.224%	12/12/53	800	637
20

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Harley-Davidson Motorcycle Trust Series 2021-B	0.820%	5/15/29	1,493	1,466
[2]	Harley-Davidson Motorcycle Trust Series 2022-A	3.060%	2/15/27	359	357
[2]	Harley-Davidson Motorcycle Trust Series 2022-A	3.260%	1/15/30	850	839
[2]	Harley-Davidson Motorcycle Trust Series 2023-A	5.050%	12/15/27	3,218	3,228
[2]	Harley-Davidson Motorcycle Trust Series 2023-A	4.970%	6/17/30	3,450	3,460
[2]	Harley-Davidson Motorcycle Trust Series 2023-B	5.690%	8/15/28	5,350	5,410
[2]	Harley-Davidson Motorcycle Trust Series 2023-B	5.780%	4/15/31	1,750	1,784
[2]	Harley-Davidson Motorcycle Trust Series 2024-A	5.370%	3/15/29	2,500	2,529
[2]	Harley-Davidson Motorcycle Trust Series 2024-A	5.290%	12/15/31	2,500	2,539
[2]	Harley-Davidson Motorcycle Trust Series 2024-B	4.310%	7/16/29	1,150	1,144
[2]	Harley-Davidson Motorcycle Trust Series 2024-B	4.280%	4/15/32	2,562	2,529
[2]	Honda Auto Receivables Owner Trust Series 2021-3	0.410%	11/18/25	98	97
[2]	Honda Auto Receivables Owner Trust Series 2021-3	0.600%	12/20/27	750	746
[2]	Honda Auto Receivables Owner Trust Series 2021-4	0.880%	1/21/26	737	732
[2]	Honda Auto Receivables Owner Trust Series 2021-4	1.140%	6/21/28	850	839
[2]	Honda Auto Receivables Owner Trust Series 2022-1	1.880%	5/15/26	710	704
[2]	Honda Auto Receivables Owner Trust Series 2022-1	2.040%	12/15/28	875	860
[2]	Honda Auto Receivables Owner Trust Series 2022-2	3.730%	7/20/26	1,864	1,857
[2]	Honda Auto Receivables Owner Trust Series 2022-2	3.760%	12/18/28	650	645
[2]	Honda Auto Receivables Owner Trust Series 2023-1	5.040%	4/21/27	2,138	2,146
[2]	Honda Auto Receivables Owner Trust Series 2023-1	4.970%	6/21/29	1,075	1,086
[2]	Honda Auto Receivables Owner Trust Series 2023-2	4.930%	11/15/27	2,175	2,189
[2]	Honda Auto Receivables Owner Trust Series 2023-2	4.910%	9/17/29	650	653
[2]	Honda Auto Receivables Owner Trust Series 2023-3	5.410%	2/18/28	6,740	6,807
[2]	Honda Auto Receivables Owner Trust Series 2023-3	5.300%	12/18/29	900	910
[2]	Honda Auto Receivables Owner Trust Series 2023-4	5.670%	6/21/28	2,000	2,032
[2]	Honda Auto Receivables Owner Trust Series 2024-1	5.210%	8/15/28	6,450	6,517
[2]	Honda Auto Receivables Owner Trust Series 2024-1	5.170%	5/15/30	850	861
[2]	Honda Auto Receivables Owner Trust Series 2024-2	5.270%	11/20/28	9,900	10,020
[2]	Honda Auto Receivables Owner Trust Series 2024-2	5.210%	7/18/30	3,100	3,145
[2]	Honda Auto Receivables Owner Trust Series 2024-3	4.570%	3/21/29	8,000	8,007
[2]	Honda Auto Receivables Owner Trust Series 2024-3	4.510%	11/21/30	3,750	3,738
[2]	Honda Auto Receivables Owner Trust Series 2024-4	4.330%	5/15/29	4,050	4,031
[2]	Honda Auto Receivables Owner Trust Series 2024-4	4.350%	12/16/30	1,300	1,289
[2]	Hyundai Auto Receivables Trust Series 2021-A	0.620%	5/17/27	322	320
[2]	Hyundai Auto Receivables Trust Series 2021-C	0.740%	5/15/26	269	268
[2]	Hyundai Auto Receivables Trust Series 2021-C	1.030%	12/15/27	1,075	1,054
[2]	Hyundai Auto Receivables Trust Series 2023-A	4.580%	4/15/27	4,036	4,037
[2]	Hyundai Auto Receivables Trust Series 2023-A	4.480%	7/17/28	1,375	1,373
[2]	Hyundai Auto Receivables Trust Series 2023-B	5.480%	4/17/28	2,634	2,663
[2]	Hyundai Auto Receivables Trust Series 2023-B	5.310%	8/15/29	768	779
[2]	Hyundai Auto Receivables Trust Series 2023-C	5.540%	10/16/28	2,200	2,232
[2]	Hyundai Auto Receivables Trust Series 2023-C	5.550%	12/17/29	1,100	1,125
[2]	Hyundai Auto Receivables Trust Series 2024-B	4.840%	3/15/29	5,000	5,026
[2]	Hyundai Auto Receivables Trust Series 2024-B	4.740%	9/16/30	3,500	3,505
[2]	Hyundai Auto Receivables Trust Series 2024-C	4.440%	1/15/31	1,380	1,369
[2]	John Deere Owner Trust Series 2021-B	0.520%	3/16/26	592	590
[2]	John Deere Owner Trust Series 2022-C	5.090%	6/15/27	6,784	6,804
[2]	John Deere Owner Trust Series 2022-C	5.200%	9/17/29	2,125	2,140
[2]	John Deere Owner Trust Series 2023-A	5.010%	11/15/27	2,700	2,712
[2]	John Deere Owner Trust Series 2023-A	5.010%	12/17/29	850	855
[2]	John Deere Owner Trust Series 2023-B	5.180%	3/15/28	3,400	3,428
[2]	John Deere Owner Trust Series 2023-B	5.110%	5/15/30	875	882
[2]	John Deere Owner Trust Series 2023-C	5.480%	5/15/28	7,620	7,707
[2]	John Deere Owner Trust Series 2023-C	5.390%	8/15/30	1,220	1,239
[2]	John Deere Owner Trust Series 2024-A	4.960%	11/15/28	3,600	3,628
[2]	John Deere Owner Trust Series 2024-A	4.910%	2/18/31	8,000	8,049
[2]	John Deere Owner Trust Series 2024-B	5.200%	3/15/29	3,900	3,949
[2]	John Deere Owner Trust Series 2024-C	4.150%	8/15/31	2,450	2,410
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1	3.914%	1/15/49	2,825	2,790
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	2.870%	8/15/49	9,250	8,899
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	3.397%	8/15/49	1,225	1,074
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4	3.648%	12/15/49	3,675	3,571
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4	3.870%	12/15/49	2,950	2,825
[2]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.536%	2/15/47	524	503
[2]	JPMBB Commercial Mortgage Securities Trust Series 2014-C22	4.110%	9/15/47	1,009	964
[2]	JPMBB Commercial Mortgage Securities Trust Series 2014-C23	3.934%	9/15/47	59	59
[2]	JPMBB Commercial Mortgage Securities Trust Series 2014-C23	4.202%	9/15/47	1,722	1,694
[2]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.639%	11/15/47	132	131
[2]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.914%	11/15/47	2,750	2,612
21

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	JPMBB Commercial Mortgage Securities Trust Series 2014-C25	3.672%	11/15/47	1,396	1,375
[2]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.800%	1/15/48	1,875	1,846
[2]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.951%	1/15/48	1,875	1,789
[2]	JPMBB Commercial Mortgage Securities Trust Series 2015-C28	3.532%	10/15/48	1,125	1,117
[2]	JPMBB Commercial Mortgage Securities Trust Series 2015-C29	3.611%	5/15/48	2,900	2,886
[2]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	3.822%	7/15/48	1,950	1,920
[2]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	4.226%	7/15/48	1,850	1,780
[2]	JPMBB Commercial Mortgage Securities Trust Series 2015-C31	3.540%	8/15/48	163	162
[2]	JPMBB Commercial Mortgage Securities Trust Series 2015-C31	3.801%	8/15/48	11,201	11,099
[2]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.358%	11/15/48	566	563
[2]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.598%	11/15/48	3,575	3,515
[2]	JPMBB Commercial Mortgage Securities Trust Series 2015-C33	3.770%	12/15/48	2,610	2,584
[2]	JPMBB Commercial Mortgage Securities Trust Series 2016-C1	3.316%	3/17/49	533	529
[2]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP5	3.723%	3/15/50	10,950	10,620
[2]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP5	3.876%	3/15/50	2,300	2,174
[2]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.490%	7/15/50	8,800	8,376
[2]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.744%	7/15/50	2,800	2,591
[2]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP7	3.454%	9/15/50	1,250	1,195
[2]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR4	4.029%	3/10/52	13,805	12,921
[2]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR5	3.386%	6/13/52	9,375	8,482
[2]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR5	3.669%	6/13/52	825	737
[2]	JPMDB Commercial Mortgage Securities Trust Series 2016-C2	3.144%	6/15/49	2,580	2,502
[2]	JPMDB Commercial Mortgage Securities Trust Series 2016-C2	3.484%	6/15/49	1,250	1,145
[2]	JPMDB Commercial Mortgage Securities Trust Series 2016-C4	3.141%	12/15/49	800	764
[2]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.414%	3/15/50	2,141	2,076
[2]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.694%	3/15/50	13,400	12,892
[2]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.858%	3/15/50	3,975	3,585
[2]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.409%	10/15/50	2,825	2,678
[2]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.713%	10/15/50	1,775	1,671
[2]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.211%	6/15/51	11,960	11,533
[2]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.421%	6/15/51	1,525	1,456
[2]	JPMDB Commercial Mortgage Securities Trust Series 2019-COR6	3.057%	11/13/52	12,525	10,846
[2]	JPMDB Commercial Mortgage Securities Trust Series 2020-COR7	2.180%	5/13/53	2,750	2,233
[2]	Mercedes-Benz Auto Lease Trust Series 2023-A	4.740%	1/15/27	4,921	4,926
[2]	Mercedes-Benz Auto Lease Trust Series 2023-A	4.710%	2/15/29	2,600	2,605
[2]	Mercedes-Benz Auto Lease Trust Series 2024-A	5.320%	1/18/28	2,500	2,530
[2]	Mercedes-Benz Auto Lease Trust Series 2024-A	5.320%	2/15/30	2,000	2,024
[2]	Mercedes-Benz Auto Lease Trust Series 2024-B	4.230%	2/15/28	2,750	2,738
[2]	Mercedes-Benz Auto Lease Trust Series 2024-B	4.220%	6/17/30	1,350	1,338
[2]	Mercedes-Benz Auto Receivables Trust Series 2021-1	0.460%	6/15/26	408	406
[2]	Mercedes-Benz Auto Receivables Trust Series 2021-1	0.730%	12/15/27	600	583
[2]	Mercedes-Benz Auto Receivables Trust Series 2023-1	4.510%	11/15/27	3,219	3,219
[2]	Mercedes-Benz Auto Receivables Trust Series 2023-1	4.310%	4/16/29	600	597
[2]	Mercedes-Benz Auto Receivables Trust Series 2023-2	5.950%	11/15/28	4,400	4,481
[2]	Mercedes-Benz Auto Receivables Trust Series 2023-2	6.010%	1/15/31	3,550	3,670
[2]	Mercedes-Benz Auto Receivables Trust Series 2024-1	4.800%	4/16/29	9,750	9,794
[2]	Mercedes-Benz Auto Receivables Trust Series 2024-1	4.790%	7/15/31	650	652
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	4.274%	6/15/47	232	223
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.883%	4/15/48	1,875	1,768
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23	3.719%	7/15/50	8,650	8,591
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24	3.732%	5/15/48	5,265	5,227
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25	3.383%	10/15/48	384	382
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25	3.635%	10/15/48	2,625	2,595
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26	3.323%	10/15/48	160	159
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26	3.531%	10/15/48	1,495	1,476
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27	3.557%	12/15/47	138	137
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27	3.753%	12/15/47	2,175	2,152
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.272%	1/15/49	5,758	5,689
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.288%	1/15/49	262	261
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.544%	1/15/49	7,000	6,873
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29	3.140%	5/15/49	362	357
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29	3.325%	5/15/49	1,550	1,518
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30	2.860%	9/15/49	7,300	7,033
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31	3.102%	11/15/49	9,400	9,012
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.720%	12/15/49	8,350	8,120
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.994%	12/15/49	3,050	2,919
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33	3.599%	5/15/50	6,500	6,306
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33	3.852%	5/15/50	3,800	3,633
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.276%	11/15/52	3,600	3,431
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.536%	11/15/52	5,250	5,026
22

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Morgan Stanley Capital I Series 2017-HR2	3.587%	12/15/50	1,125	1,077
[2]	Morgan Stanley Capital I Trust Series 2015-MS1	3.779%	5/15/48	1,360	1,350
[2]	Morgan Stanley Capital I Trust Series 2015-UBS8	3.809%	12/15/48	3,525	3,475
[2]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.049%	11/15/49	3,650	3,492
[2]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.282%	11/15/49	2,951	2,648
[2]	Morgan Stanley Capital I Trust Series 2016-UB11	2.782%	8/15/49	7,300	7,026
[2]	Morgan Stanley Capital I Trust Series 2016-UB12	3.596%	12/15/49	7,350	7,093
[2]	Morgan Stanley Capital I Trust Series 2016-UB12	3.778%	12/15/49	3,000	2,807
[2]	Morgan Stanley Capital I Trust Series 2017-H1	3.530%	6/15/50	6,750	6,507
[2]	Morgan Stanley Capital I Trust Series 2018-H4	4.310%	12/15/51	9,875	9,570
[2]	Morgan Stanley Capital I Trust Series 2019-H6	3.417%	6/15/52	11,660	10,819
[2]	Morgan Stanley Capital I Trust Series 2019-H6	3.700%	6/15/52	1,450	1,333
[2]	Morgan Stanley Capital I Trust Series 2019-H7	3.261%	7/15/52	5,650	5,224
[2]	Morgan Stanley Capital I Trust Series 2019-L2	3.806%	3/15/52	2,962	2,841
[2]	Morgan Stanley Capital I Trust Series 2019-L2	4.071%	3/15/52	6,700	6,396
[2]	Morgan Stanley Capital I Trust Series 2019-L3	3.127%	11/15/52	8,435	7,718
[2]	Morgan Stanley Capital I Trust Series 2020-HR8	2.041%	7/15/53	7,000	5,951
[2]	Morgan Stanley Capital I Trust Series 2020-L4	2.698%	2/15/53	8,495	7,578
[2]	Morgan Stanley Capital I Trust Series 2020-L4	2.880%	2/15/53	1,275	1,124
[2]	Morgan Stanley Capital I Trust Series 2021-L6	2.444%	6/15/54	4,275	3,610
[2]	Morgan Stanley Capital I Trust Series 2021-L6	2.749%	6/15/54	750	632
[2]	Morgan Stanley Capital I Trust Series 2021-L6	2.951%	6/15/54	450	361
[2]	Morgan Stanley Capital I Trust Series 2021-L7	2.574%	10/15/54	8,465	7,166
[2]	Morgan Stanley Capital I Trust Series 2022-L8	3.793%	4/15/55	8,550	7,719
[2]	MSWF Commercial Mortgage Trust Series 2023-1	5.752%	5/15/56	4,350	4,492
[2]	MSWF Commercial Mortgage Trust Series 2023-1	6.199%	5/15/56	3,000	3,118
[2]	MSWF Commercial Mortgage Trust Series 2023-2	6.014%	12/15/56	1,900	2,001
[2]	Nissan Auto Lease Trust Series 2023-A	4.910%	1/15/26	493	494
[2]	Nissan Auto Lease Trust Series 2023-A	4.800%	7/15/27	925	925
[2]	Nissan Auto Lease Trust Series 2023-B	5.690%	7/15/26	1,634	1,639
[2]	Nissan Auto Lease Trust Series 2023-B	5.610%	11/15/27	550	554
[2]	Nissan Auto Lease Trust Series 2024-A	4.910%	4/15/27	2,550	2,562
[2]	Nissan Auto Lease Trust Series 2024-A	4.970%	9/15/28	700	703
[2]	Nissan Auto Lease Trust Series 2024-B	4.920%	11/15/27	12,700	12,786
[2]	Nissan Auto Lease Trust Series 2024-B	4.960%	8/15/28	10,313	10,356
[2]	Nissan Auto Receivables Owner Trust Series 2021-A	0.570%	9/15/27	2,414	2,376
[2]	Nissan Auto Receivables Owner Trust Series 2022-A	1.860%	8/17/26	975	966
[2]	Nissan Auto Receivables Owner Trust Series 2022-A	2.070%	12/17/29	1,725	1,679
[2]	Nissan Auto Receivables Owner Trust Series 2022-B	4.460%	5/17/27	2,568	2,568
[2]	Nissan Auto Receivables Owner Trust Series 2022-B	4.450%	11/15/29	850	848
[2]	Nissan Auto Receivables Owner Trust Series 2023-A	4.910%	11/15/27	6,700	6,722
[2]	Nissan Auto Receivables Owner Trust Series 2023-A	4.850%	6/17/30	700	702
[2]	Nissan Auto Receivables Owner Trust Series 2023-B	5.930%	3/15/28	1,100	1,118
[2]	Nissan Auto Receivables Owner Trust Series 2023-B	5.960%	10/15/30	3,800	3,889
[2]	Nissan Auto Receivables Owner Trust Series 2024-A	5.280%	12/15/28	3,000	3,041
[2]	Nissan Auto Receivables Owner Trust Series 2024-B	4.340%	3/15/29	1,900	1,892
[2]	Nissan Auto Receivables Owner Trust Series 2024-B	4.350%	9/15/31	1,250	1,239
[2]	PSNH Funding LLC 3 Series 2018-1	3.506%	8/1/28	691	685
[2]	PSNH Funding LLC 3 Series 2018-1	3.814%	2/1/35	2,200	2,070
[2]	Santander Drive Auto Receivables Trust Series 2021-2	1.350%	7/15/27	1,255	1,242
[2]	Santander Drive Auto Receivables Trust Series 2021-3	1.330%	9/15/27	1,642	1,620
[2]	Santander Drive Auto Receivables Trust Series 2021-4	1.670%	10/15/27	1,000	984
[2]	Santander Drive Auto Receivables Trust Series 2022-1	2.560%	4/17/28	462	461
[2]	Santander Drive Auto Receivables Trust Series 2022-2	3.440%	9/15/27	1,373	1,368
[2]	Santander Drive Auto Receivables Trust Series 2022-2	3.760%	7/16/29	2,125	2,102
[2]	Santander Drive Auto Receivables Trust Series 2022-3	4.130%	8/16/27	1,371	1,369
[2]	Santander Drive Auto Receivables Trust Series 2022-5	4.430%	3/15/27	613	613
[2]	Santander Drive Auto Receivables Trust Series 2022-5	4.740%	10/16/28	1,675	1,674
[2]	Santander Drive Auto Receivables Trust Series 2022-6	4.720%	6/15/27	478	478
[2]	Santander Drive Auto Receivables Trust Series 2022-6	4.960%	11/15/28	850	852
[2]	Santander Drive Auto Receivables Trust Series 2023-1	4.980%	2/15/28	1,204	1,205
[2]	Santander Drive Auto Receivables Trust Series 2023-1	5.090%	5/15/30	1,345	1,350
[2]	Santander Drive Auto Receivables Trust Series 2023-2	5.210%	7/15/27	694	695
[2]	Santander Drive Auto Receivables Trust Series 2023-2	5.240%	5/15/28	875	878
[2]	Santander Drive Auto Receivables Trust Series 2023-2	5.470%	12/16/30	875	883
[2]	Santander Drive Auto Receivables Trust Series 2023-3	5.610%	10/15/27	395	396
[2]	Santander Drive Auto Receivables Trust Series 2023-3	5.610%	7/17/28	1,640	1,655
[2]	Santander Drive Auto Receivables Trust Series 2023-3	5.770%	11/15/30	1,220	1,240
[2]	Santander Drive Auto Receivables Trust Series 2023-4	5.730%	4/17/28	2,860	2,878
[2]	Santander Drive Auto Receivables Trust Series 2023-4	5.770%	12/15/28	1,540	1,561
23

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Santander Drive Auto Receivables Trust Series 2023-4	6.040%	12/15/31	3,980	4,066
[2]	Santander Drive Auto Receivables Trust Series 2023-5	6.020%	9/15/28	4,250	4,295
[2]	Santander Drive Auto Receivables Trust Series 2023-5	6.160%	12/17/29	2,450	2,505
[2]	Santander Drive Auto Receivables Trust Series 2023-5	6.430%	2/18/31	4,400	4,555
[2]	Santander Drive Auto Receivables Trust Series 2023-6	5.930%	7/17/28	2,850	2,880
[2]	Santander Drive Auto Receivables Trust Series 2023-6	5.980%	4/16/29	650	661
[2]	Santander Drive Auto Receivables Trust Series 2024-1	5.250%	4/17/28	1,200	1,205
[2]	Santander Drive Auto Receivables Trust Series 2024-1	5.230%	12/15/28	900	905
[2]	Santander Drive Auto Receivables Trust Series 2024-2	5.630%	11/15/28	12,500	12,617
[2]	Santander Drive Auto Receivables Trust Series 2024-2	5.780%	7/16/29	9,000	9,147
[2]	Santander Drive Auto Receivables Trust Series 2024-3	5.630%	1/16/29	6,780	6,865
[2]	Santander Drive Auto Receivables Trust Series 2024-4	4.850%	1/16/29	3,000	3,008
[2]	Santander Drive Auto Receivables Trust Series 2024-5	4.620%	11/15/28	1,500	1,498
[2]	SG Commercial Mortgage Securities Trust Series 2016-C5	3.055%	10/10/48	5,975	5,774
[2]	Synchrony Card Funding LLC Series 2022-A1	3.370%	4/15/28	10,725	10,684
[2]	Synchrony Card Funding LLC Series 2023-A1	5.540%	7/15/29	5,275	5,348
[2]	Synchrony Card Funding LLC Series 2023-A2	5.740%	10/15/29	11,050	11,260
[2]	Synchrony Card Funding LLC Series 2024-A1	5.040%	3/15/30	13,500	13,606
[2]	Synchrony Card Funding LLC Series 2024-A2	4.930%	7/15/30	16,300	16,405
[2]	Toyota Auto Receivables Owner Trust Series 2021-A	0.390%	6/15/26	371	369
[2]	Toyota Auto Receivables Owner Trust Series 2021-B	0.530%	10/15/26	1,849	1,823
[2]	Toyota Auto Receivables Owner Trust Series 2021-C	0.430%	1/15/26	413	412
[2]	Toyota Auto Receivables Owner Trust Series 2021-C	0.720%	1/15/27	1,300	1,272
[2]	Toyota Auto Receivables Owner Trust Series 2021-D	0.710%	4/15/26	502	498
[2]	Toyota Auto Receivables Owner Trust Series 2021-D	1.020%	3/15/27	950	925
[2]	Toyota Auto Receivables Owner Trust Series 2022-B	2.930%	9/15/26	1,557	1,548
[2]	Toyota Auto Receivables Owner Trust Series 2022-B	3.110%	8/16/27	875	861
[2]	Toyota Auto Receivables Owner Trust Series 2022-C	3.760%	4/15/27	2,265	2,258
[2]	Toyota Auto Receivables Owner Trust Series 2022-C	3.770%	2/15/28	525	519
[2]	Toyota Auto Receivables Owner Trust Series 2023-A	4.630%	9/15/27	2,643	2,645
[2]	Toyota Auto Receivables Owner Trust Series 2023-A	4.420%	8/15/28	1,075	1,072
[2]	Toyota Auto Receivables Owner Trust Series 2023-B	4.710%	2/15/28	3,350	3,360
[2]	Toyota Auto Receivables Owner Trust Series 2023-B	4.660%	9/15/28	1,300	1,301
[2]	Toyota Auto Receivables Owner Trust Series 2023-C	5.160%	4/17/28	3,525	3,553
[2]	Toyota Auto Receivables Owner Trust Series 2023-C	5.010%	2/15/29	825	834
[2]	Toyota Auto Receivables Owner Trust Series 2023-D	5.540%	8/15/28	3,400	3,450
[2]	Toyota Auto Receivables Owner Trust Series 2023-D	5.490%	3/15/29	2,650	2,705
[2]	Toyota Auto Receivables Owner Trust Series 2024-A	4.830%	10/16/28	5,750	5,780
[2]	Toyota Auto Receivables Owner Trust Series 2024-A	4.770%	4/16/29	1,350	1,353
[2]	Toyota Auto Receivables Owner Trust Series 2024-B	5.330%	1/16/29	16,000	16,218
[2]	Toyota Auto Receivables Owner Trust Series 2024-B	5.280%	7/16/29	8,750	8,894
[2]	Toyota Auto Receivables Owner Trust Series 2024-C	4.880%	3/15/29	9,000	9,063
[2]	Toyota Auto Receivables Owner Trust Series 2024-C	4.830%	11/15/29	4,200	4,216
[2]	Toyota Auto Receivables Owner Trust Series 2024-D	4.430%	4/15/30	2,000	1,983
[2]	UBS Commercial Mortgage Trust Series 2017-C1	3.460%	6/15/50	7,950	7,643
[2]	UBS Commercial Mortgage Trust Series 2017-C1	3.724%	6/15/50	3,400	3,250
[2]	UBS Commercial Mortgage Trust Series 2017-C2	3.487%	8/15/50	5,850	5,607
[2]	UBS Commercial Mortgage Trust Series 2017-C2	3.740%	8/15/50	1,550	1,482
[2]	UBS Commercial Mortgage Trust Series 2017-C3	3.426%	8/15/50	7,325	6,994
[2]	UBS Commercial Mortgage Trust Series 2017-C3	3.739%	8/15/50	2,900	2,757
[2]	UBS Commercial Mortgage Trust Series 2017-C4	3.301%	10/15/50	4,282	4,072
[2]	UBS Commercial Mortgage Trust Series 2017-C4	3.563%	10/15/50	5,875	5,551
[2]	UBS Commercial Mortgage Trust Series 2017-C4	3.836%	10/15/50	2,594	2,423
[2]	UBS Commercial Mortgage Trust Series 2017-C5	3.474%	11/15/50	3,950	3,727
[2]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/50	5,700	5,480
[2]	UBS Commercial Mortgage Trust Series 2017-C7	4.061%	12/15/50	3,000	2,829
[2]	UBS Commercial Mortgage Trust Series 2018-C8	3.720%	2/15/51	4,901	4,731
[2]	UBS Commercial Mortgage Trust Series 2018-C8	3.983%	2/15/51	2,500	2,411
[2]	UBS Commercial Mortgage Trust Series 2018-C8	4.215%	2/15/51	3,250	3,105
[2]	UBS Commercial Mortgage Trust Series 2018-C9	4.117%	3/15/51	12,275	11,814
[2]	UBS Commercial Mortgage Trust Series 2018-C10	4.313%	5/15/51	8,250	7,999
[2]	UBS Commercial Mortgage Trust Series 2018-C11	4.241%	6/15/51	1,550	1,496
[2]	UBS Commercial Mortgage Trust Series 2018-C12	4.296%	8/15/51	10,265	9,952
[2]	UBS Commercial Mortgage Trust Series 2018-C12	4.587%	8/15/51	4,000	3,745
[2]	UBS Commercial Mortgage Trust Series 2018-C13	4.334%	10/15/51	9,825	9,477
[2]	UBS Commercial Mortgage Trust Series 2018-C13	4.585%	10/15/51	1,750	1,678
[2]	UBS Commercial Mortgage Trust Series 2018-C14	4.448%	12/15/51	10,250	9,864
[2]	UBS Commercial Mortgage Trust Series 2018-C15	4.341%	12/15/51	9,375	9,048
[2]	UBS Commercial Mortgage Trust Series 2019-C16	3.605%	4/15/52	4,200	3,906
[2]	UBS Commercial Mortgage Trust Series 2019-C16	3.887%	4/15/52	1,250	1,156
24

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	UBS Commercial Mortgage Trust Series 2019-C17	2.921%	10/15/52	4,910	4,401
[2]	UBS Commercial Mortgage Trust Series 2019-C18	3.035%	12/15/52	2,850	2,561
[2]	UBS Commercial Mortgage Trust Series 2019-C18	3.378%	12/15/52	1,700	1,525
[2]	Verizon Master Trust Series 2022-2	1.530%	7/20/28	7,050	7,039
[2]	Verizon Master Trust Series 2022-4	3.400%	11/20/28	9,800	9,758
[2]	Verizon Master Trust Series 2022-6	3.670%	1/22/29	5,925	5,898
[2]	Verizon Master Trust Series 2023-1	4.490%	1/22/29	10,700	10,703
[2]	Verizon Master Trust Series 2023-2	4.890%	4/13/28	4,550	4,553
[2]	Verizon Master Trust Series 2023-4	5.160%	6/20/29	9,870	9,963
[2]	Verizon Master Trust Series 2023-5	5.610%	9/8/28	2,200	2,218
[2]	Verizon Master Trust Series 2023-7	5.670%	11/20/29	2,850	2,908
[2]	Verizon Master Trust Series 2024-1	5.000%	12/20/28	2,900	2,915
[2]	Verizon Master Trust Series 2024-3	5.540%	4/22/30	5,000	5,089
[2]	Verizon Master Trust Series 2024-4	5.210%	6/20/29	4,500	4,542
[2]	Verizon Master Trust Series 2024-6	4.170%	8/20/30	10,000	9,904
[2]	Verizon Master Trust Series 2024-8	4.620%	11/20/30	1,500	1,499
[2]	Volkswagen Auto Lease Trust Series 2023-A	5.810%	10/20/26	6,640	6,696
[2]	Volkswagen Auto Lease Trust Series 2023-A	5.800%	4/20/28	2,660	2,694
[2]	Volkswagen Auto Lease Trust Series 2024-A	5.210%	6/21/27	6,500	6,561
[2]	Volkswagen Auto Lease Trust Series 2024-A	5.200%	12/20/28	5,750	5,805
[2]	Volkswagen Auto Loan Enhanced Trust Series 2021-1	1.020%	6/22/26	763	759
[2]	Volkswagen Auto Loan Enhanced Trust Series 2021-1	1.260%	10/20/28	850	836
[2]	Volkswagen Auto Loan Enhanced Trust Series 2023-1	5.020%	6/20/28	2,625	2,640
[2]	Volkswagen Auto Loan Enhanced Trust Series 2023-1	5.010%	1/22/30	725	730
[2]	Volkswagen Auto Loan Enhanced Trust Series 2023-2	5.480%	12/20/28	2,850	2,897
[2]	Volkswagen Auto Loan Enhanced Trust Series 2023-2	5.570%	4/22/30	2,200	2,247
[2]	Volkswagen Auto Loan Enhanced Trust Series 2024-1	4.630%	7/20/29	3,000	3,006
[2]	Volkswagen Auto Loan Enhanced Trust Series 2024-1	4.670%	6/20/31	1,150	1,150
[2]	Wells Fargo Commercial Mortgage Trust Series 2015-C26	3.580%	2/15/48	1,212	1,209
[2]	Wells Fargo Commercial Mortgage Trust Series 2015-C28	3.540%	5/15/48	5,832	5,799
[2]	Wells Fargo Commercial Mortgage Trust Series 2015-C28	3.872%	5/15/48	1,040	1,032
[2]	Wells Fargo Commercial Mortgage Trust Series 2015-C29	3.637%	6/15/48	765	760
[2]	Wells Fargo Commercial Mortgage Trust Series 2015-C30	3.411%	9/15/58	889	885
[2]	Wells Fargo Commercial Mortgage Trust Series 2015-C30	3.664%	9/15/58	3,015	2,990
[2]	Wells Fargo Commercial Mortgage Trust Series 2015-C31	3.695%	11/15/48	2,861	2,833
[2]	Wells Fargo Commercial Mortgage Trust Series 2015-LC20	3.719%	4/15/50	1,900	1,855
[2]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	4.207%	9/15/58	1,775	1,755
[2]	Wells Fargo Commercial Mortgage Trust Series 2015-NXS1	3.148%	5/15/48	1,500	1,494
[2]	Wells Fargo Commercial Mortgage Trust Series 2015-NXS2	3.767%	7/15/58	5,000	4,958
[2]	Wells Fargo Commercial Mortgage Trust Series 2015-P2	3.656%	12/15/48	388	386
[2]	Wells Fargo Commercial Mortgage Trust Series 2015-P2	3.809%	12/15/48	1,800	1,781
[2]	Wells Fargo Commercial Mortgage Trust Series 2015-SG1	3.789%	9/15/48	6,205	6,152
[2]	Wells Fargo Commercial Mortgage Trust Series 2016-BNK1	2.652%	8/15/49	8,875	8,523
[2]	Wells Fargo Commercial Mortgage Trust Series 2016-BNK1	2.814%	8/15/49	1,200	1,124
[2]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.324%	1/15/59	232	231
[2]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.560%	1/15/59	4,200	4,140
[2]	Wells Fargo Commercial Mortgage Trust Series 2016-C33	3.426%	3/15/59	1,450	1,427
[2]	Wells Fargo Commercial Mortgage Trust Series 2016-C34	3.096%	6/15/49	2,900	2,810
[2]	Wells Fargo Commercial Mortgage Trust Series 2016-C36	2.807%	11/15/59	1,899	1,841
[2]	Wells Fargo Commercial Mortgage Trust Series 2016-C36	3.065%	11/15/59	1,450	1,399
[2]	Wells Fargo Commercial Mortgage Trust Series 2016-C37	3.794%	12/15/49	2,900	2,837
[2]	Wells Fargo Commercial Mortgage Trust Series 2016-LC24	2.825%	10/15/49	820	810
[2]	Wells Fargo Commercial Mortgage Trust Series 2016-LC24	2.942%	10/15/49	6,529	6,317
[2]	Wells Fargo Commercial Mortgage Trust Series 2016-LC25	3.640%	12/15/59	1,020	994
[2]	Wells Fargo Commercial Mortgage Trust Series 2016-NXS6	2.918%	11/15/49	455	439
[2]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.453%	7/15/50	16,405	15,765
[2]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.665%	7/15/50	4,556	4,330
[2]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.418%	9/15/50	7,175	6,843
[2]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.702%	9/15/50	3,900	3,676
[2]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.317%	10/15/50	3,925	3,770
[2]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.581%	10/15/50	5,900	5,673
[2]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.854%	10/15/50	1,575	1,481
[2]	Wells Fargo Commercial Mortgage Trust Series 2017-C41	3.472%	11/15/50	10,150	9,709
[2]	Wells Fargo Commercial Mortgage Trust Series 2017-C42	3.330%	12/15/50	4,815	4,612
[2]	Wells Fargo Commercial Mortgage Trust Series 2017-RB1	3.635%	3/15/50	10,000	9,566
[2]	Wells Fargo Commercial Mortgage Trust Series 2017-RC1	3.631%	1/15/60	15,275	14,877
[2]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.012%	3/15/51	12,250	11,828
[2]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.152%	3/15/51	2,125	2,030
[2]	Wells Fargo Commercial Mortgage Trust Series 2018-C44	4.212%	5/15/51	8,200	7,948
[2]	Wells Fargo Commercial Mortgage Trust Series 2018-C45	4.184%	6/15/51	12,975	12,597
25

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/51	10,575	10,171
[2]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/61	17,050	16,691
[2]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.302%	1/15/52	5,175	5,032
[2]	Wells Fargo Commercial Mortgage Trust Series 2019-C49	4.023%	3/15/52	10,675	10,263
[2]	Wells Fargo Commercial Mortgage Trust Series 2019-C50	3.729%	5/15/52	6,075	5,706
[2]	Wells Fargo Commercial Mortgage Trust Series 2019-C51	3.311%	6/15/52	8,750	7,979
[2]	Wells Fargo Commercial Mortgage Trust Series 2019-C52	2.892%	8/15/52	1,610	1,456
[2]	Wells Fargo Commercial Mortgage Trust Series 2019-C52	3.143%	8/15/52	3,775	3,367
[2]	Wells Fargo Commercial Mortgage Trust Series 2019-C53	3.040%	10/15/52	8,225	7,502
[2]	Wells Fargo Commercial Mortgage Trust Series 2019-C54	3.146%	12/15/52	4,985	4,538
[2]	Wells Fargo Commercial Mortgage Trust Series 2020-C55	2.725%	2/15/53	8,735	7,777
[2]	Wells Fargo Commercial Mortgage Trust Series 2020-C56	2.448%	6/15/53	1,565	1,366
[2]	Wells Fargo Commercial Mortgage Trust Series 2020-C58	2.092%	7/15/53	1,990	1,676
[2]	Wells Fargo Commercial Mortgage Trust Series 2021-C59	2.626%	4/15/54	4,650	3,933
[2]	Wells Fargo Commercial Mortgage Trust Series 2024-5C1	5.928%	7/15/57	6,100	6,286
[2]	Wells Fargo Commercial Mortgage Trust Series 2024-5C1	6.520%	7/15/57	2,500	2,597
[2]	Wells Fargo Commercial Mortgage Trust Series 2024-C63	5.309%	8/15/57	4,500	4,517
[2]	WF Card Issuance Trust Series 2024-A1	4.940%	2/15/29	9,750	9,843
[2]	WF Card Issuance Trust Series 2024-A2	4.290%	10/15/29	5,500	5,463
[2]	WFRBS Commercial Mortgage Trust Series 2013-C14	3.488%	6/15/46	269	260
[2]	WFRBS Commercial Mortgage Trust Series 2014-C22	4.371%	9/15/57	1,200	1,071
[2]	WFRBS Commercial Mortgage Trust Series 2014-C23	3.917%	10/15/57	39	39
[2]	WFRBS Commercial Mortgage Trust Series 2014-C23	4.210%	10/15/57	800	772
[2]	World Omni Auto Receivables Trust Series 2021-A	0.480%	9/15/26	517	515
[2]	World Omni Auto Receivables Trust Series 2021-B	0.420%	6/15/26	221	220
[2]	World Omni Auto Receivables Trust Series 2021-C	0.440%	8/17/26	539	536
[2]	World Omni Auto Receivables Trust Series 2021-C	0.640%	9/15/27	1,500	1,468
[2]	World Omni Auto Receivables Trust Series 2021-D	0.810%	10/15/26	773	767
[2]	World Omni Auto Receivables Trust Series 2021-D	1.100%	11/15/27	2,600	2,529
[2]	World Omni Auto Receivables Trust Series 2022-A	1.660%	5/17/27	1,560	1,542
[2]	World Omni Auto Receivables Trust Series 2022-A	1.900%	3/15/28	425	412
[2]	World Omni Auto Receivables Trust Series 2022-B	3.250%	7/15/27	2,020	2,008
[2]	World Omni Auto Receivables Trust Series 2022-B	3.440%	3/15/28	1,300	1,283
[2]	World Omni Auto Receivables Trust Series 2022-C	3.660%	10/15/27	1,686	1,678
[2]	World Omni Auto Receivables Trust Series 2022-C	3.680%	9/15/28	1,075	1,062
[2]	World Omni Auto Receivables Trust Series 2023-A	4.830%	5/15/28	4,895	4,903
[2]	World Omni Auto Receivables Trust Series 2023-A	4.660%	5/15/29	1,325	1,326
[2]	World Omni Auto Receivables Trust Series 2023-B	4.660%	5/15/28	3,525	3,529
[2]	World Omni Auto Receivables Trust Series 2023-B	4.680%	5/15/29	3,450	3,450
[2]	World Omni Auto Receivables Trust Series 2023-C	5.150%	11/15/28	2,200	2,216
[2]	World Omni Auto Receivables Trust Series 2023-C	5.030%	11/15/29	450	453
[2]	World Omni Auto Receivables Trust Series 2023-D	5.790%	2/15/29	2,200	2,239
[2]	World Omni Auto Receivables Trust Series 2023-D	5.850%	8/15/29	1,000	1,027
[2]	World Omni Auto Receivables Trust Series 2024-A	4.860%	3/15/29	4,900	4,922
[2]	World Omni Auto Receivables Trust Series 2024-A	4.840%	10/15/29	1,500	1,500
[2]	World Omni Auto Receivables Trust Series 2024-B	5.270%	9/17/29	3,500	3,544
[2]	World Omni Auto Receivables Trust Series 2024-B	5.230%	7/15/30	2,500	2,536
[2]	World Omni Auto Receivables Trust Series 2024-C	4.430%	12/17/29	2,475	2,466
[2]	World Omni Auto Receivables Trust Series 2024-C	4.440%	5/15/30	2,000	1,981
[2]	World Omni Automobile Lease Securitization Trust Series 2023-A	5.070%	9/15/26	3,000	3,005
[2]	World Omni Automobile Lease Securitization Trust Series 2023-A	5.040%	7/17/28	650	652
[2]	World Omni Automobile Lease Securitization Trust Series 2024-A	5.260%	10/15/27	5,000	5,057
[2]	World Omni Automobile Lease Securitization Trust Series 2024-A	5.250%	9/17/29	3,600	3,641
[2]	World Omni Select Auto Trust Series 2023-A	5.650%	7/17/28	4,325	4,356
[2]	World Omni Select Auto Trust Series 2023-A	6.000%	1/16/29	2,150	2,181
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $6,708,066)					6,307,540
Corporate Bonds (25.7%)
Communications (2.1%)
	Alphabet Inc.	0.800%	8/15/27	7,403	6,771
	Alphabet Inc.	1.100%	8/15/30	45,155	37,549
	Alphabet Inc.	1.900%	8/15/40	15,000	9,782
	Alphabet Inc.	2.050%	8/15/50	34,687	19,204
	Alphabet Inc.	2.250%	8/15/60	18,000	9,719
	America Movil SAB de CV	3.625%	4/22/29	7,600	7,144
	America Movil SAB de CV	2.875%	5/7/30	6,200	5,530
	America Movil SAB de CV	4.700%	7/21/32	7,800	7,449
	America Movil SAB de CV	6.375%	3/1/35	8,615	9,110
	America Movil SAB de CV	6.125%	11/15/37	2,850	2,925
26

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	America Movil SAB de CV	6.125%	3/30/40	19,236	19,683
	America Movil SAB de CV	4.375%	7/16/42	10,725	8,969
	America Movil SAB de CV	4.375%	4/22/49	22,780	18,553
	AppLovin Corp.	5.125%	12/1/29	11,250	11,213
	AppLovin Corp.	5.375%	12/1/31	8,900	8,904
	AppLovin Corp.	5.500%	12/1/34	10,550	10,453
	AppLovin Corp.	5.950%	12/1/54	8,750	8,624
	AT&T Inc.	3.875%	1/15/26	13,100	12,984
	AT&T Inc.	1.700%	3/25/26	30,900	29,815
	AT&T Inc.	3.800%	2/15/27	17,926	17,579
	AT&T Inc.	4.250%	3/1/27	11,658	11,546
	AT&T Inc.	2.300%	6/1/27	22,330	21,078
	AT&T Inc.	1.650%	2/1/28	37,901	34,456
[2]	AT&T Inc.	4.100%	2/15/28	15,722	15,379
	AT&T Inc.	4.350%	3/1/29	24,783	24,253
[2]	AT&T Inc.	4.300%	2/15/30	33,231	32,155
	AT&T Inc.	2.250%	2/1/32	21,900	18,086
	AT&T Inc.	2.550%	12/1/33	51,120	41,145
	AT&T Inc.	5.400%	2/15/34	13,051	13,105
	AT&T Inc.	4.500%	5/15/35	26,975	24,940
	AT&T Inc.	5.250%	3/1/37	11,000	10,736
	AT&T Inc.	4.900%	8/15/37	15,625	14,715
	AT&T Inc.	4.850%	3/1/39	19,600	18,152
	AT&T Inc.	3.500%	6/1/41	78,597	60,145
	AT&T Inc.	4.300%	12/15/42	16,890	14,031
	AT&T Inc.	4.650%	6/1/44	14,105	11,986
	AT&T Inc.	4.350%	6/15/45	15,749	12,915
	AT&T Inc.	4.750%	5/15/46	56,750	49,220
	AT&T Inc.	4.500%	3/9/48	20,763	17,092
	AT&T Inc.	4.550%	3/9/49	17,065	14,150
	AT&T Inc.	5.150%	2/15/50	5,000	4,479
	AT&T Inc.	3.650%	6/1/51	35,445	24,964
	AT&T Inc.	3.500%	9/15/53	79,945	53,788
	AT&T Inc.	3.550%	9/15/55	84,975	57,214
	AT&T Inc.	3.800%	12/1/57	89,516	61,874
	AT&T Inc.	3.650%	9/15/59	93,613	61,970
	AT&T Inc.	3.850%	6/1/60	22,790	15,775
	Baidu Inc.	1.720%	4/9/26	9,000	8,654
	Baidu Inc.	1.625%	2/23/27	2,033	1,905
	Baidu Inc.	3.625%	7/6/27	5,375	5,235
	Baidu Inc.	4.375%	3/29/28	4,025	3,951
	Baidu Inc.	4.875%	11/14/28	4,365	4,347
	Baidu Inc.	3.425%	4/7/30	4,436	4,098
	Baidu Inc.	2.375%	10/9/30	5,000	4,328
	Baidu Inc.	2.375%	8/23/31	9,375	7,896
	Bell Telephone Co. of Canada or Bell Canada	5.100%	5/11/33	34,460	33,472
	Bell Telephone Co. of Canada or Bell Canada	5.200%	2/15/34	22,430	21,866
	Bell Telephone Co. of Canada or Bell Canada	4.464%	4/1/48	6,000	4,849
[2]	Bell Telephone Co. of Canada or Bell Canada	3.650%	3/17/51	5,000	3,451
[2]	Bell Telephone Co. of Canada or Bell Canada	3.200%	2/15/52	5,500	3,482
	Bell Telephone Co. of Canada or Bell Canada	5.550%	2/15/54	13,529	12,684
	Booking Holdings Inc.	3.650%	3/15/25	7,850	7,824
	Booking Holdings Inc.	3.600%	6/1/26	11,245	11,100
	Booking Holdings Inc.	3.550%	3/15/28	170	164
	Booking Holdings Inc.	4.625%	4/13/30	35,200	34,864
	British Telecommunications plc	5.125%	12/4/28	4,200	4,208
	British Telecommunications plc	9.625%	12/15/30	28,483	34,491
	Charter Communications Operating LLC	6.150%	11/10/26	34,470	35,124
	Charter Communications Operating LLC	3.750%	2/15/28	26,330	25,073
	Charter Communications Operating LLC	4.200%	3/15/28	12,250	11,839
	Charter Communications Operating LLC	2.250%	1/15/29	13,000	11,458
	Charter Communications Operating LLC	5.050%	3/30/29	15,917	15,605
	Charter Communications Operating LLC	6.100%	6/1/29	25,245	25,724
	Charter Communications Operating LLC	2.800%	4/1/31	23,655	19,958
	Charter Communications Operating LLC	2.300%	2/1/32	15,200	12,029
	Charter Communications Operating LLC	4.400%	4/1/33	9,700	8,655
	Charter Communications Operating LLC	6.650%	2/1/34	9,900	10,188
	Charter Communications Operating LLC	6.550%	6/1/34	25,500	26,062
	Charter Communications Operating LLC	6.384%	10/23/35	13,400	13,370
	Charter Communications Operating LLC	3.500%	6/1/41	10,000	6,850
27

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Charter Communications Operating LLC	3.500%	3/1/42	21,125	14,352
Charter Communications Operating LLC	6.484%	10/23/45	43,400	40,964
Charter Communications Operating LLC	5.375%	5/1/47	32,344	26,400
Charter Communications Operating LLC	5.750%	4/1/48	34,750	29,717
Charter Communications Operating LLC	5.125%	7/1/49	20,300	15,950
Charter Communications Operating LLC	4.800%	3/1/50	54,055	40,563
Charter Communications Operating LLC	3.700%	4/1/51	36,550	22,905
Charter Communications Operating LLC	3.900%	6/1/52	24,000	15,419
Charter Communications Operating LLC	3.850%	4/1/61	23,000	13,861
Charter Communications Operating LLC	4.400%	12/1/61	17,200	11,407
Charter Communications Operating LLC	3.950%	6/30/62	15,010	9,123
Charter Communications Operating LLC	5.500%	4/1/63	5,675	4,501
Comcast Corp.	3.150%	3/1/26	20,090	19,782
Comcast Corp.	2.350%	1/15/27	31,886	30,469
Comcast Corp.	3.300%	2/1/27	19,195	18,683
Comcast Corp.	3.300%	4/1/27	6,000	5,828
Comcast Corp.	3.150%	2/15/28	21,300	20,280
Comcast Corp.	3.550%	5/1/28	7,027	6,746
Comcast Corp.	4.150%	10/15/28	76,776	74,889
Comcast Corp.	4.550%	1/15/29	10,611	10,503
Comcast Corp.	5.100%	6/1/29	12,550	12,664
Comcast Corp.	2.650%	2/1/30	21,500	19,253
Comcast Corp.	3.400%	4/1/30	26,955	24,980
Comcast Corp.	4.250%	10/15/30	16,075	15,495
Comcast Corp.	1.950%	1/15/31	15,866	13,267
Comcast Corp.	1.500%	2/15/31	10,100	8,221
Comcast Corp.	5.500%	11/15/32	15,000	15,349
Comcast Corp.	4.250%	1/15/33	23,285	21,713
Comcast Corp.	7.050%	3/15/33	2,200	2,449
Comcast Corp.	4.800%	5/15/33	23,659	22,983
Comcast Corp.	5.300%	6/1/34	15,055	15,026
Comcast Corp.	4.200%	8/15/34	9,900	9,057
Comcast Corp.	5.650%	6/15/35	6,890	7,030
Comcast Corp.	4.400%	8/15/35	12,305	11,319
Comcast Corp.	6.500%	11/15/35	2,791	3,030
Comcast Corp.	3.200%	7/15/36	9,475	7,639
Comcast Corp.	6.450%	3/15/37	8,723	9,346
Comcast Corp.	3.900%	3/1/38	11,000	9,235
Comcast Corp.	4.600%	10/15/38	31,065	28,051
Comcast Corp.	3.250%	11/1/39	6,000	4,548
Comcast Corp.	3.750%	4/1/40	20,050	16,110
Comcast Corp.	4.650%	7/15/42	16,000	13,947
Comcast Corp.	4.600%	8/15/45	14,092	12,073
Comcast Corp.	3.400%	7/15/46	35,239	24,741
Comcast Corp.	4.000%	8/15/47	12,675	9,663
Comcast Corp.	3.969%	11/1/47	20,736	15,739
Comcast Corp.	4.000%	3/1/48	21,848	16,585
Comcast Corp.	4.700%	10/15/48	12,286	10,531
Comcast Corp.	3.999%	11/1/49	18,846	14,230
Comcast Corp.	3.450%	2/1/50	15,950	10,906
Comcast Corp.	2.800%	1/15/51	17,225	10,224
Comcast Corp.	2.887%	11/1/51	82,756	49,796
Comcast Corp.	2.450%	8/15/52	14,475	7,829
Comcast Corp.	4.049%	11/1/52	16,145	12,104
Comcast Corp.	5.350%	5/15/53	18,622	17,196
Comcast Corp.	2.937%	11/1/56	97,291	56,618
Comcast Corp.	4.950%	10/15/58	11,739	10,147
Comcast Corp.	2.650%	8/15/62	9,925	5,180
Comcast Corp.	2.987%	11/1/63	37,622	21,174
Comcast Corp.	5.500%	5/15/64	14,020	13,068
Deutsche Telekom International Finance BV	8.750%	6/15/30	47,657	55,384
Deutsche Telekom International Finance BV	9.250%	6/1/32	1,000	1,240
Discovery Communications LLC	3.450%	3/15/25	7,161	7,129
Discovery Communications LLC	4.900%	3/11/26	9,000	8,979
Discovery Communications LLC	3.950%	3/20/28	28,714	27,186
Discovery Communications LLC	4.125%	5/15/29	19,874	18,532
Discovery Communications LLC	3.625%	5/15/30	8,650	7,691
Discovery Communications LLC	5.000%	9/20/37	5,350	4,445
Discovery Communications LLC	6.350%	6/1/40	8,215	7,586
Electronic Arts Inc.	4.800%	3/1/26	3,090	3,091
28

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Electronic Arts Inc.	1.850%	2/15/31	2,594	2,153
	Electronic Arts Inc.	2.950%	2/15/51	6,500	4,067
	Expedia Group Inc.	5.000%	2/15/26	8,955	8,973
	Expedia Group Inc.	4.625%	8/1/27	16,500	16,431
	Expedia Group Inc.	3.800%	2/15/28	15,208	14,672
	Expedia Group Inc.	3.250%	2/15/30	14,355	13,227
	Expedia Group Inc.	2.950%	3/15/31	6,642	5,846
	FactSet Research Systems Inc.	2.900%	3/1/27	2,000	1,921
	FactSet Research Systems Inc.	3.450%	3/1/32	5,500	4,856
	Fox Corp.	4.709%	1/25/29	21,325	21,069
	Fox Corp.	3.500%	4/8/30	6,648	6,174
	Fox Corp.	6.500%	10/13/33	14,406	15,157
	Fox Corp.	5.476%	1/25/39	15,500	14,723
	Fox Corp.	5.576%	1/25/49	16,820	15,575
	Grupo Televisa SAB	8.500%	3/11/32	275	301
	Grupo Televisa SAB	6.625%	1/15/40	6,845	6,174
	Grupo Televisa SAB	5.000%	5/13/45	22,660	16,391
	Grupo Televisa SAB	6.125%	1/31/46	4,800	4,040
	Grupo Televisa SAB	5.250%	5/24/49	7,000	5,187
	Interpublic Group of Cos. Inc.	4.650%	10/1/28	2,855	2,828
	Interpublic Group of Cos. Inc.	4.750%	3/30/30	5,300	5,228
	Interpublic Group of Cos. Inc.	2.400%	3/1/31	6,300	5,361
	Interpublic Group of Cos. Inc.	3.375%	3/1/41	5,000	3,692
	Interpublic Group of Cos. Inc.	5.400%	10/1/48	4,300	4,043
	Koninklijke KPN NV	8.375%	10/1/30	5,000	5,761
	Meta Platforms Inc.	3.500%	8/15/27	10,000	9,769
	Meta Platforms Inc.	4.600%	5/15/28	15,800	15,813
	Meta Platforms Inc.	4.300%	8/15/29	11,414	11,262
	Meta Platforms Inc.	4.800%	5/15/30	23,828	24,000
	Meta Platforms Inc.	4.550%	8/15/31	21,404	21,039
	Meta Platforms Inc.	3.850%	8/15/32	42,250	39,260
	Meta Platforms Inc.	4.950%	5/15/33	9,000	9,006
	Meta Platforms Inc.	4.750%	8/15/34	53,147	51,732
	Meta Platforms Inc.	4.450%	8/15/52	31,150	26,183
	Meta Platforms Inc.	5.600%	5/15/53	26,527	26,475
	Meta Platforms Inc.	5.400%	8/15/54	46,990	45,480
	Meta Platforms Inc.	4.650%	8/15/62	15,700	13,288
	Meta Platforms Inc.	5.750%	5/15/63	18,569	18,685
	Meta Platforms Inc.	5.550%	8/15/64	42,613	41,580
	NBCUniversal Media LLC	4.450%	1/15/43	12,500	10,633
	Netflix Inc.	4.375%	11/15/26	21,587	21,524
	Netflix Inc.	4.875%	4/15/28	30,152	30,270
	Netflix Inc.	5.875%	11/15/28	17,153	17,766
	Netflix Inc.	6.375%	5/15/29	12,394	13,122
[7]	Netflix Inc.	5.375%	11/15/29	6,600	6,723
[7]	Netflix Inc.	4.875%	6/15/30	9,000	8,956
	Netflix Inc.	4.900%	8/15/34	2,445	2,398
	Netflix Inc.	5.400%	8/15/54	7,800	7,596
	Omnicom Group Inc.	3.600%	4/15/26	14,726	14,518
	Omnicom Group Inc.	2.450%	4/30/30	9,663	8,484
	Omnicom Group Inc.	4.200%	6/1/30	4,900	4,703
	Omnicom Group Inc.	2.600%	8/1/31	8,000	6,830
	Omnicom Group Inc.	5.300%	11/1/34	6,900	6,796
	Orange SA	9.000%	3/1/31	23,215	27,671
	Orange SA	5.375%	1/13/42	11,690	11,189
	Orange SA	5.500%	2/6/44	9,815	9,500
	Paramount Global	2.900%	1/15/27	9,448	9,032
	Paramount Global	3.375%	2/15/28	4,150	3,905
	Paramount Global	3.700%	6/1/28	12,745	12,018
	Paramount Global	4.200%	6/1/29	4,000	3,774
	Paramount Global	7.875%	7/30/30	20,000	21,660
	Paramount Global	4.950%	1/15/31	22,500	21,017
	Paramount Global	4.200%	5/19/32	10,670	9,398
	Paramount Global	5.500%	5/15/33	14,122	13,259
	Paramount Global	6.875%	4/30/36	24,485	24,859
	Paramount Global	5.900%	10/15/40	5,625	4,944
	Paramount Global	4.850%	7/1/42	12,165	9,604
	Paramount Global	4.375%	3/15/43	37,228	27,098
	Paramount Global	5.850%	9/1/43	35,346	30,456
	Paramount Global	5.250%	4/1/44	800	625
29

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Paramount Global	4.900%	8/15/44	10,115	7,671
Paramount Global	4.600%	1/15/45	12,430	9,146
Rogers Communications Inc.	2.900%	11/15/26	1,500	1,449
Rogers Communications Inc.	5.000%	2/15/29	20,580	20,450
Rogers Communications Inc.	3.800%	3/15/32	21,100	18,964
Rogers Communications Inc.	5.300%	2/15/34	2,485	2,421
Rogers Communications Inc.	7.500%	8/15/38	300	341
Rogers Communications Inc.	4.500%	3/15/42	16,100	13,571
Rogers Communications Inc.	4.500%	3/15/43	7,615	6,314
Rogers Communications Inc.	5.450%	10/1/43	13,000	12,163
Rogers Communications Inc.	5.000%	3/15/44	10,000	8,851
Rogers Communications Inc.	4.300%	2/15/48	7,850	6,129
Rogers Communications Inc.	4.350%	5/1/49	10,900	8,529
Rogers Communications Inc.	3.700%	11/15/49	6,151	4,292
Rogers Communications Inc.	4.550%	3/15/52	27,050	21,578
Sprint Capital Corp.	6.875%	11/15/28	23,417	24,838
Sprint Capital Corp.	8.750%	3/15/32	47,884	57,233
Sprint LLC	7.625%	3/1/26	10,000	10,225
Take-Two Interactive Software Inc.	5.000%	3/28/26	14,500	14,544
Take-Two Interactive Software Inc.	3.700%	4/14/27	4,000	3,903
Take-Two Interactive Software Inc.	4.950%	3/28/28	7,300	7,294
Take-Two Interactive Software Inc.	4.000%	4/14/32	3,540	3,268
TCI Communications Inc.	7.875%	2/15/26	4,775	4,942
TCI Communications Inc.	7.125%	2/15/28	725	774
Telefonica Emisiones SA	4.103%	3/8/27	15,575	15,326
Telefonica Emisiones SA	7.045%	6/20/36	20,699	22,736
Telefonica Emisiones SA	4.665%	3/6/38	12,770	11,329
Telefonica Emisiones SA	5.213%	3/8/47	6,427	5,706
Telefonica Emisiones SA	4.895%	3/6/48	13,753	11,640
Telefonica Emisiones SA	5.520%	3/1/49	14,095	12,974
Telefonica Europe BV	8.250%	9/15/30	8,362	9,539
TELUS Corp.	2.800%	2/16/27	8,525	8,164
TELUS Corp.	3.400%	5/13/32	10,700	9,435
TELUS Corp.	4.600%	11/16/48	5,000	4,069
TELUS Corp.	4.300%	6/15/49	5,995	4,620
Tencent Music Entertainment Group	2.000%	9/3/30	5,630	4,734
Thomson Reuters Corp.	3.350%	5/15/26	5,310	5,214
Thomson Reuters Corp.	5.500%	8/15/35	3,075	3,077
Thomson Reuters Corp.	5.850%	4/15/40	4,111	4,165
Thomson Reuters Corp.	5.650%	11/23/43	2,750	2,655
Time Warner Cable Enterprises LLC	8.375%	7/15/33	2,964	3,326
Time Warner Cable LLC	6.550%	5/1/37	20,905	20,132
Time Warner Cable LLC	7.300%	7/1/38	8,000	8,142
Time Warner Cable LLC	6.750%	6/15/39	14,979	14,676
Time Warner Cable LLC	5.875%	11/15/40	5,510	4,920
Time Warner Cable LLC	5.500%	9/1/41	12,070	10,249
Time Warner Cable LLC	4.500%	9/15/42	13,586	10,122
T-Mobile USA Inc.	1.500%	2/15/26	10,073	9,715
T-Mobile USA Inc.	2.250%	2/15/26	10,939	10,633
T-Mobile USA Inc.	2.625%	4/15/26	5,717	5,573
T-Mobile USA Inc.	3.750%	4/15/27	53,247	52,014
T-Mobile USA Inc.	5.375%	4/15/27	3,811	3,820
T-Mobile USA Inc.	4.750%	2/1/28	12,640	12,559
T-Mobile USA Inc.	2.050%	2/15/28	23,929	21,973
T-Mobile USA Inc.	4.950%	3/15/28	7,665	7,666
T-Mobile USA Inc.	4.800%	7/15/28	49,000	48,722
T-Mobile USA Inc.	4.850%	1/15/29	5,473	5,443
T-Mobile USA Inc.	2.625%	2/15/29	7,655	6,963
T-Mobile USA Inc.	2.400%	3/15/29	7,663	6,900
T-Mobile USA Inc.	3.375%	4/15/29	12,145	11,341
T-Mobile USA Inc.	4.200%	10/1/29	15,608	15,099
T-Mobile USA Inc.	3.875%	4/15/30	130,890	123,147
T-Mobile USA Inc.	2.550%	2/15/31	32,874	28,258
T-Mobile USA Inc.	2.875%	2/15/31	10,328	9,055
T-Mobile USA Inc.	3.500%	4/15/31	28,535	25,864
T-Mobile USA Inc.	2.250%	11/15/31	10,000	8,303
T-Mobile USA Inc.	2.700%	3/15/32	12,446	10,523
T-Mobile USA Inc.	5.200%	1/15/33	13,712	13,570
T-Mobile USA Inc.	5.050%	7/15/33	36,783	35,977
T-Mobile USA Inc.	5.150%	4/15/34	11,311	11,107
30

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	T-Mobile USA Inc.	4.375%	4/15/40	32,252	27,894
	T-Mobile USA Inc.	3.000%	2/15/41	26,664	18,982
	T-Mobile USA Inc.	4.500%	4/15/50	48,880	40,064
	T-Mobile USA Inc.	3.300%	2/15/51	42,337	27,886
	T-Mobile USA Inc.	3.400%	10/15/52	34,567	23,022
	T-Mobile USA Inc.	5.650%	1/15/53	13,235	12,782
	T-Mobile USA Inc.	5.750%	1/15/54	13,263	12,938
	T-Mobile USA Inc.	5.250%	6/15/55	5,500	4,994
	T-Mobile USA Inc.	3.600%	11/15/60	37,833	24,946
	T-Mobile USA Inc.	5.800%	9/15/62	3,915	3,778
	TWDC Enterprises 18 Corp.	3.000%	2/13/26	15,626	15,379
[2]	TWDC Enterprises 18 Corp.	1.850%	7/30/26	20,720	19,888
[2]	TWDC Enterprises 18 Corp.	2.950%	6/15/27	250	241
[2]	TWDC Enterprises 18 Corp.	7.000%	3/1/32	5,223	5,827
	TWDC Enterprises 18 Corp.	4.375%	8/16/41	4,310	3,723
[2]	TWDC Enterprises 18 Corp.	4.125%	12/1/41	11,701	9,786
[2]	TWDC Enterprises 18 Corp.	3.700%	12/1/42	8,195	6,422
[2]	TWDC Enterprises 18 Corp.	4.125%	6/1/44	6,000	4,928
[2]	TWDC Enterprises 18 Corp.	3.000%	7/30/46	3,000	2,008
	Uber Technologies Inc.	4.300%	1/15/30	34,150	33,045
	Uber Technologies Inc.	4.800%	9/15/34	19,900	18,984
	Uber Technologies Inc.	5.350%	9/15/54	23,725	21,892
	VeriSign Inc.	2.700%	6/15/31	6,000	5,150
	Verizon Communications Inc.	4.125%	3/16/27	17,625	17,422
	Verizon Communications Inc.	3.000%	3/22/27	13,721	13,249
	Verizon Communications Inc.	2.100%	3/22/28	58,246	53,549
	Verizon Communications Inc.	4.329%	9/21/28	47,971	47,078
	Verizon Communications Inc.	4.016%	12/3/29	41,471	39,797
	Verizon Communications Inc.	3.150%	3/22/30	37,595	34,393
	Verizon Communications Inc.	1.500%	9/18/30	7,500	6,221
	Verizon Communications Inc.	1.680%	10/30/30	16,168	13,445
	Verizon Communications Inc.	1.750%	1/20/31	22,075	18,186
	Verizon Communications Inc.	2.550%	3/21/31	45,000	38,761
	Verizon Communications Inc.	2.355%	3/15/32	39,350	32,602
	Verizon Communications Inc.	5.050%	5/9/33	10,611	10,487
	Verizon Communications Inc.	4.500%	8/10/33	36,244	34,171
	Verizon Communications Inc.	4.400%	11/1/34	52,731	48,788
[7]	Verizon Communications Inc.	4.780%	2/15/35	36,200	34,482
	Verizon Communications Inc.	4.272%	1/15/36	14,971	13,455
	Verizon Communications Inc.	5.250%	3/16/37	12,739	12,441
	Verizon Communications Inc.	4.812%	3/15/39	17,935	16,517
	Verizon Communications Inc.	2.650%	11/20/40	105,406	71,980
	Verizon Communications Inc.	3.400%	3/22/41	36,825	27,845
	Verizon Communications Inc.	2.850%	9/3/41	10,600	7,335
	Verizon Communications Inc.	4.750%	11/1/41	6,200	5,561
	Verizon Communications Inc.	3.850%	11/1/42	5,000	3,928
	Verizon Communications Inc.	6.550%	9/15/43	10,000	10,963
	Verizon Communications Inc.	4.125%	8/15/46	14,730	11,674
	Verizon Communications Inc.	4.862%	8/21/46	24,004	21,395
	Verizon Communications Inc.	4.522%	9/15/48	17,555	14,616
	Verizon Communications Inc.	4.000%	3/22/50	13,350	10,131
	Verizon Communications Inc.	2.875%	11/20/50	48,400	29,603
	Verizon Communications Inc.	3.550%	3/22/51	63,000	44,385
	Verizon Communications Inc.	5.500%	2/23/54	8,987	8,581
	Verizon Communications Inc.	2.987%	10/30/56	51,505	30,548
	Verizon Communications Inc.	3.000%	11/20/60	21,000	12,127
	Verizon Communications Inc.	3.700%	3/22/61	43,300	29,318
	Vodafone Group plc	6.150%	2/27/37	3,770	3,954
	Vodafone Group plc	5.250%	5/30/48	5,333	4,926
	Vodafone Group plc	4.875%	6/19/49	18,749	16,098
	Vodafone Group plc	4.250%	9/17/50	22,915	17,755
	Vodafone Group plc	5.625%	2/10/53	22,910	21,752
	Vodafone Group plc	5.750%	6/28/54	35,348	34,105
	Vodafone Group plc	5.125%	6/19/59	2,231	1,932
	Vodafone Group plc	5.750%	2/10/63	5,000	4,722
	Vodafone Group plc	5.875%	6/28/64	12,810	12,370
	Walt Disney Co.	1.750%	1/13/26	19,250	18,725
	Walt Disney Co.	3.375%	11/15/26	11,225	10,994
	Walt Disney Co.	3.700%	3/23/27	12,000	11,805
	Walt Disney Co.	2.200%	1/13/28	7,400	6,909
31

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Walt Disney Co.	2.000%	9/1/29	41,467	36,853
	Walt Disney Co.	3.800%	3/22/30	9,585	9,172
	Walt Disney Co.	2.650%	1/13/31	16,038	14,173
	Walt Disney Co.	6.550%	3/15/33	7,415	8,148
	Walt Disney Co.	6.200%	12/15/34	9,795	10,662
	Walt Disney Co.	6.400%	12/15/35	12,647	13,886
	Walt Disney Co.	6.150%	3/1/37	14,708	15,607
	Walt Disney Co.	4.625%	3/23/40	7,010	6,463
	Walt Disney Co.	3.500%	5/13/40	26,033	20,832
	Walt Disney Co.	5.400%	10/1/43	6,633	6,488
	Walt Disney Co.	4.750%	9/15/44	20,211	18,104
	Walt Disney Co.	4.950%	10/15/45	2,050	1,873
	Walt Disney Co.	4.750%	11/15/46	11,268	9,998
	Walt Disney Co.	2.750%	9/1/49	23,900	14,875
	Walt Disney Co.	4.700%	3/23/50	12,145	10,775
	Walt Disney Co.	3.600%	1/13/51	35,761	26,202
	Walt Disney Co.	3.800%	5/13/60	13,033	9,439
	Warnermedia Holdings Inc.	3.755%	3/15/27	42,000	40,462
	Warnermedia Holdings Inc.	4.054%	3/15/29	16,090	14,966
	Warnermedia Holdings Inc.	4.279%	3/15/32	31,000	27,303
	Warnermedia Holdings Inc.	5.050%	3/15/42	30,508	24,462
	Warnermedia Holdings Inc.	5.141%	3/15/52	117,050	87,044
	Warnermedia Holdings Inc.	5.391%	3/15/62	55,748	40,979
	Weibo Corp.	3.375%	7/8/30	8,565	7,663
					6,348,118
Consumer Discretionary (1.7%)
	Alibaba Group Holding Ltd.	3.400%	12/6/27	28,935	27,906
[7]	Alibaba Group Holding Ltd.	4.875%	5/26/30	11,700	11,594
	Alibaba Group Holding Ltd.	2.125%	2/9/31	16,378	13,789
	Alibaba Group Holding Ltd.	4.500%	11/28/34	7,710	7,135
[7]	Alibaba Group Holding Ltd.	5.250%	5/26/35	13,500	13,224
	Alibaba Group Holding Ltd.	4.000%	12/6/37	10,760	9,185
	Alibaba Group Holding Ltd.	2.700%	2/9/41	12,140	8,240
	Alibaba Group Holding Ltd.	4.200%	12/6/47	19,225	15,318
	Alibaba Group Holding Ltd.	3.150%	2/9/51	18,144	11,717
[7]	Alibaba Group Holding Ltd.	5.625%	11/26/54	5,875	5,706
	Alibaba Group Holding Ltd.	4.400%	12/6/57	11,575	9,189
	Alibaba Group Holding Ltd.	3.250%	2/9/61	12,254	7,592
	Amazon.com Inc.	1.000%	5/12/26	34,000	32,526
	Amazon.com Inc.	3.300%	4/13/27	27,085	26,437
	Amazon.com Inc.	1.200%	6/3/27	24,193	22,426
	Amazon.com Inc.	3.150%	8/22/27	35,883	34,691
	Amazon.com Inc.	4.550%	12/1/27	15,000	15,085
	Amazon.com Inc.	1.650%	5/12/28	19,000	17,307
	Amazon.com Inc.	3.450%	4/13/29	25,000	23,972
	Amazon.com Inc.	4.650%	12/1/29	23,915	24,064
	Amazon.com Inc.	1.500%	6/3/30	10,000	8,480
	Amazon.com Inc.	2.100%	5/12/31	42,500	36,271
	Amazon.com Inc.	3.600%	4/13/32	30,885	28,553
	Amazon.com Inc.	4.700%	12/1/32	35,740	35,551
	Amazon.com Inc.	4.800%	12/5/34	11,870	11,818
	Amazon.com Inc.	3.875%	8/22/37	58,621	51,779
	Amazon.com Inc.	2.875%	5/12/41	54,500	40,000
	Amazon.com Inc.	4.950%	12/5/44	19,336	18,421
	Amazon.com Inc.	4.050%	8/22/47	34,630	28,450
	Amazon.com Inc.	2.500%	6/3/50	39,200	23,322
	Amazon.com Inc.	3.100%	5/12/51	33,540	22,511
	Amazon.com Inc.	3.950%	4/13/52	17,220	13,538
	Amazon.com Inc.	4.250%	8/22/57	12,425	10,136
	Amazon.com Inc.	2.700%	6/3/60	23,550	13,467
	Amazon.com Inc.	3.250%	5/12/61	23,500	15,283
	Amazon.com Inc.	4.100%	4/13/62	7,890	6,173
[2]	American Honda Finance Corp.	4.950%	1/9/26	7,500	7,513
	American Honda Finance Corp.	4.750%	1/12/26	15,000	15,013
[2]	American Honda Finance Corp.	5.250%	7/7/26	18,500	18,639
[2]	American Honda Finance Corp.	2.300%	9/9/26	3,700	3,562
[2]	American Honda Finance Corp.	4.400%	10/5/26	13,550	13,502
[2]	American Honda Finance Corp.	2.350%	1/8/27	4,300	4,106
	American Honda Finance Corp.	4.900%	3/12/27	18,000	18,048
32

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	American Honda Finance Corp.	4.900%	7/9/27	5,650	5,672
[2]	American Honda Finance Corp.	4.450%	10/22/27	11,200	11,119
[2]	American Honda Finance Corp.	2.000%	3/24/28	7,700	7,035
[2]	American Honda Finance Corp.	5.125%	7/7/28	12,938	13,022
	American Honda Finance Corp.	5.650%	11/15/28	7,265	7,451
[2]	American Honda Finance Corp.	2.250%	1/12/29	2,650	2,387
	American Honda Finance Corp.	4.900%	3/13/29	17,000	16,942
[2]	American Honda Finance Corp.	4.400%	9/5/29	9,850	9,581
	American Honda Finance Corp.	4.600%	4/17/30	14,900	14,631
[2]	American Honda Finance Corp.	1.800%	1/13/31	11,400	9,405
[2]	American Honda Finance Corp.	5.050%	7/10/31	7,200	7,115
[2]	American Honda Finance Corp.	4.850%	10/23/31	13,100	12,823
[2]	American Honda Finance Corp.	4.900%	1/10/34	15,667	15,031
[2]	American University	3.672%	4/1/49	4,830	3,692
	Aptiv Swiss Holdings Ltd.	4.350%	3/15/29	1,400	1,359
	Aptiv Swiss Holdings Ltd.	3.250%	3/1/32	7,315	6,308
	Aptiv Swiss Holdings Ltd.	5.150%	9/13/34	7,900	7,470
	Aptiv Swiss Holdings Ltd.	4.400%	10/1/46	1,825	1,374
	Aptiv Swiss Holdings Ltd.	5.400%	3/15/49	3,890	3,338
	Aptiv Swiss Holdings Ltd.	3.100%	12/1/51	14,080	8,211
	Aptiv Swiss Holdings Ltd.	4.150%	5/1/52	9,775	6,932
	Aptiv Swiss Holdings Ltd.	5.750%	9/13/54	23,250	20,858
	Aptiv Swiss Holdings Ltd.	6.875%	12/15/54	3,850	3,752
	AutoNation Inc.	3.800%	11/15/27	6,075	5,873
	AutoNation Inc.	2.400%	8/1/31	2,900	2,391
	AutoNation Inc.	3.850%	3/1/32	13,000	11,654
	AutoZone Inc.	3.125%	4/21/26	5,200	5,094
	AutoZone Inc.	5.050%	7/15/26	5,610	5,642
	AutoZone Inc.	3.750%	6/1/27	5,600	5,471
	AutoZone Inc.	4.500%	2/1/28	7,000	6,936
	AutoZone Inc.	6.250%	11/1/28	10,500	10,981
	AutoZone Inc.	3.750%	4/18/29	9,657	9,206
	AutoZone Inc.	5.100%	7/15/29	8,750	8,793
	AutoZone Inc.	4.000%	4/15/30	15,250	14,526
	AutoZone Inc.	1.650%	1/15/31	10,138	8,331
	AutoZone Inc.	4.750%	8/1/32	9,000	8,704
	AutoZone Inc.	4.750%	2/1/33	5,000	4,798
	AutoZone Inc.	5.200%	8/1/33	4,000	3,940
	AutoZone Inc.	6.550%	11/1/33	5,275	5,677
	AutoZone Inc.	5.400%	7/15/34	2,170	2,157
	Best Buy Co. Inc.	4.450%	10/1/28	16,000	15,732
	BorgWarner Inc.	2.650%	7/1/27	1,000	951
	BorgWarner Inc.	5.400%	8/15/34	2,000	1,967
	BorgWarner Inc.	4.375%	3/15/45	12,489	10,156
[2]	Brown University	2.924%	9/1/50	6,815	4,503
	Brunswick Corp.	5.850%	3/18/29	3,000	3,047
	Brunswick Corp.	2.400%	8/18/31	9,580	7,837
	Brunswick Corp.	5.100%	4/1/52	4,375	3,396
[2]	California Endowment	2.498%	4/1/51	3,776	2,234
	California Institute of Technology	4.321%	8/1/45	1,606	1,392
	California Institute of Technology	4.700%	11/1/11	5,575	4,570
	California Institute of Technology	3.650%	9/1/19	5,204	3,304
[2]	Case Western Reserve University	5.405%	6/1/22	3,775	3,525
	Choice Hotels International Inc.	3.700%	12/1/29	3,000	2,785
	Choice Hotels International Inc.	3.700%	1/15/31	1,650	1,484
	Choice Hotels International Inc.	5.850%	8/1/34	5,000	5,007
	Claremont Mckenna College	3.775%	1/1/22	3,475	2,249
	Cornell University	4.835%	6/15/34	5,950	5,837
	Darden Restaurants Inc.	3.850%	5/1/27	4,275	4,180
	Darden Restaurants Inc.	4.350%	10/15/27	5,950	5,869
	Darden Restaurants Inc.	4.550%	10/15/29	4,600	4,485
	Darden Restaurants Inc.	4.550%	2/15/48	3,850	3,094
	Dick's Sporting Goods Inc.	3.150%	1/15/32	7,200	6,306
	Dick's Sporting Goods Inc.	4.100%	1/15/52	5,000	3,647
	DR Horton Inc.	1.400%	10/15/27	2,000	1,828
[2]	Duke University	2.682%	10/1/44	5,500	3,874
[2]	Duke University	2.757%	10/1/50	3,575	2,286
[2]	Duke University	2.832%	10/1/55	10,675	6,615
	eBay Inc.	1.900%	3/11/25	15,879	15,786
	eBay Inc.	1.400%	5/10/26	7,900	7,560
33

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	eBay Inc.	3.600%	6/5/27	10,250	9,993
	eBay Inc.	2.700%	3/11/30	25,295	22,687
	eBay Inc.	2.600%	5/10/31	7,900	6,810
	eBay Inc.	6.300%	11/22/32	5,000	5,314
	eBay Inc.	4.000%	7/15/42	7,336	5,830
	eBay Inc.	3.650%	5/10/51	10,325	7,341
[2]	Emory University	2.143%	9/1/30	6,300	5,479
[2]	Emory University	2.969%	9/1/50	4,300	2,843
	Ferguson Enterprises Inc.	5.000%	10/3/34	8,700	8,315
[2]	Ford Foundation	2.415%	6/1/50	2,745	1,608
[2]	Ford Foundation	2.815%	6/1/70	8,638	4,853
	Ford Motor Co.	4.346%	12/8/26	15,000	14,768
	Ford Motor Co.	9.625%	4/22/30	1,800	2,079
	Ford Motor Co.	3.250%	2/12/32	28,671	23,852
	Ford Motor Co.	6.100%	8/19/32	10,875	10,821
	Ford Motor Co.	4.750%	1/15/43	47,323	37,236
	Ford Motor Co.	7.400%	11/1/46	1,805	1,902
	Ford Motor Co.	5.291%	12/8/46	1,007	862
	Ford Motor Credit Co. LLC	6.950%	3/6/26	15,000	15,263
	Ford Motor Credit Co. LLC	4.542%	8/1/26	8,161	8,069
	Ford Motor Credit Co. LLC	2.700%	8/10/26	8,736	8,389
	Ford Motor Credit Co. LLC	5.125%	11/5/26	24,300	24,278
	Ford Motor Credit Co. LLC	4.271%	1/9/27	19,148	18,754
	Ford Motor Credit Co. LLC	5.800%	3/5/27	11,330	11,429
	Ford Motor Credit Co. LLC	5.850%	5/17/27	9,375	9,471
	Ford Motor Credit Co. LLC	4.950%	5/28/27	15,331	15,194
	Ford Motor Credit Co. LLC	4.125%	8/17/27	12,268	11,871
	Ford Motor Credit Co. LLC	3.815%	11/2/27	3,161	3,028
	Ford Motor Credit Co. LLC	7.350%	11/4/27	9,543	9,984
	Ford Motor Credit Co. LLC	2.900%	2/16/28	15,661	14,448
	Ford Motor Credit Co. LLC	6.800%	5/12/28	16,321	16,866
	Ford Motor Credit Co. LLC	6.798%	11/7/28	30,000	31,087
	Ford Motor Credit Co. LLC	2.900%	2/10/29	13,161	11,778
	Ford Motor Credit Co. LLC	5.800%	3/8/29	9,300	9,299
	Ford Motor Credit Co. LLC	5.113%	5/3/29	34,423	33,498
	Ford Motor Credit Co. LLC	5.303%	9/6/29	33,475	32,807
	Ford Motor Credit Co. LLC	7.350%	3/6/30	13,737	14,545
	Ford Motor Credit Co. LLC	7.200%	6/10/30	2,347	2,470
	Ford Motor Credit Co. LLC	4.000%	11/13/30	27,409	24,668
	Ford Motor Credit Co. LLC	6.050%	3/5/31	8,582	8,560
	Ford Motor Credit Co. LLC	3.625%	6/17/31	19,651	16,983
	Ford Motor Credit Co. LLC	6.054%	11/5/31	100,400	99,597
	Ford Motor Credit Co. LLC	7.122%	11/7/33	32,353	33,770
	Ford Motor Credit Co. LLC	6.125%	3/8/34	9,050	8,844
	Fortune Brands Innovations Inc.	3.250%	9/15/29	5,802	5,362
	Fortune Brands Innovations Inc.	4.000%	3/25/32	2,250	2,074
	Fortune Brands Innovations Inc.	5.875%	6/1/33	13,000	13,316
	Fortune Brands Innovations Inc.	4.500%	3/25/52	4,750	3,726
	General Motors Co.	4.200%	10/1/27	6,794	6,663
	General Motors Co.	6.800%	10/1/27	8,603	8,982
	General Motors Co.	5.000%	10/1/28	19,371	19,270
	General Motors Co.	5.400%	10/15/29	5,705	5,740
	General Motors Co.	5.000%	4/1/35	21,254	19,879
	General Motors Co.	6.600%	4/1/36	11,936	12,518
	General Motors Co.	5.150%	4/1/38	9,579	8,807
	General Motors Co.	6.250%	10/2/43	20,970	20,762
	General Motors Co.	5.200%	4/1/45	15,582	13,483
	General Motors Co.	6.750%	4/1/46	12,747	13,318
	General Motors Co.	5.400%	4/1/48	5,275	4,630
	General Motors Co.	5.950%	4/1/49	15,604	14,743
	General Motors Financial Co. Inc.	1.250%	1/8/26	10,000	9,633
	General Motors Financial Co. Inc.	5.250%	3/1/26	9,535	9,562
	General Motors Financial Co. Inc.	5.400%	4/6/26	11,985	12,055
	General Motors Financial Co. Inc.	1.500%	6/10/26	8,660	8,253
	General Motors Financial Co. Inc.	4.000%	10/6/26	28,102	27,700
	General Motors Financial Co. Inc.	4.350%	1/17/27	18,050	17,838
	General Motors Financial Co. Inc.	5.000%	4/9/27	9,134	9,139
	General Motors Financial Co. Inc.	5.400%	5/8/27	22,500	22,734
	General Motors Financial Co. Inc.	5.350%	7/15/27	16,000	16,155
	General Motors Financial Co. Inc.	2.700%	8/20/27	8,000	7,557
34

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	General Motors Financial Co. Inc.	3.850%	1/5/28	7,207	6,961
	General Motors Financial Co. Inc.	2.400%	4/10/28	19,000	17,454
	General Motors Financial Co. Inc.	5.800%	6/23/28	17,452	17,804
	General Motors Financial Co. Inc.	2.400%	10/15/28	2,363	2,142
	General Motors Financial Co. Inc.	5.800%	1/7/29	25,000	25,499
	General Motors Financial Co. Inc.	5.650%	1/17/29	3,731	3,785
	General Motors Financial Co. Inc.	4.300%	4/6/29	18,130	17,491
	General Motors Financial Co. Inc.	5.550%	7/15/29	35,750	36,141
	General Motors Financial Co. Inc.	4.900%	10/6/29	5,400	5,315
	General Motors Financial Co. Inc.	3.600%	6/21/30	5,300	4,857
	General Motors Financial Co. Inc.	2.350%	1/8/31	3,067	2,570
	General Motors Financial Co. Inc.	5.750%	2/8/31	7,250	7,338
	General Motors Financial Co. Inc.	2.700%	6/10/31	29,885	25,312
	General Motors Financial Co. Inc.	5.600%	6/18/31	9,800	9,835
	General Motors Financial Co. Inc.	3.100%	1/12/32	10,833	9,264
	General Motors Financial Co. Inc.	6.400%	1/9/33	16,000	16,580
	General Motors Financial Co. Inc.	6.100%	1/7/34	4,750	4,820
	General Motors Financial Co. Inc.	5.950%	4/4/34	15,000	15,070
	General Motors Financial Co. Inc.	5.450%	9/6/34	8,250	8,005
	Genuine Parts Co.	6.500%	11/1/28	4,532	4,759
	Genuine Parts Co.	4.950%	8/15/29	19,800	19,728
	Genuine Parts Co.	1.875%	11/1/30	6,000	5,004
	Genuine Parts Co.	6.875%	11/1/33	7,500	8,227
[2]	George Washington University	4.300%	9/15/44	3,944	3,383
	George Washington University	4.868%	9/15/45	1,742	1,605
[2]	George Washington University	4.126%	9/15/48	11,456	9,357
[2]	Georgetown University	4.315%	4/1/49	4,837	4,011
[2]	Georgetown University	2.943%	4/1/50	8,380	5,417
	Georgetown University	5.115%	4/1/53	1,500	1,426
[2]	Georgetown University	5.215%	10/1/18	2,694	2,367
	GXO Logistics Inc.	1.650%	7/15/26	4,000	3,802
	GXO Logistics Inc.	6.250%	5/6/29	4,000	4,097
	GXO Logistics Inc.	2.650%	7/15/31	7,000	5,875
	GXO Logistics Inc.	6.500%	5/6/34	5,715	5,857
	Harley-Davidson Inc.	4.625%	7/28/45	7,485	6,035
	Hasbro Inc.	3.550%	11/19/26	5,000	4,885
	Hasbro Inc.	3.900%	11/19/29	9,500	8,927
	Hasbro Inc.	6.050%	5/14/34	2,500	2,508
	Hasbro Inc.	6.350%	3/15/40	4,625	4,676
	Hasbro Inc.	5.100%	5/15/44	5,413	4,686
	Home Depot Inc.	3.000%	4/1/26	17,400	17,091
	Home Depot Inc.	5.150%	6/25/26	15,000	15,148
	Home Depot Inc.	2.125%	9/15/26	18,853	18,139
	Home Depot Inc.	4.950%	9/30/26	5,500	5,549
	Home Depot Inc.	2.500%	4/15/27	24,813	23,741
	Home Depot Inc.	2.800%	9/14/27	5,480	5,249
	Home Depot Inc.	0.900%	3/15/28	5,000	4,463
	Home Depot Inc.	1.500%	9/15/28	4,000	3,575
	Home Depot Inc.	4.900%	4/15/29	4,000	4,035
	Home Depot Inc.	2.950%	6/15/29	26,455	24,588
	Home Depot Inc.	4.750%	6/25/29	15,100	15,125
	Home Depot Inc.	2.700%	4/15/30	43,495	39,150
	Home Depot Inc.	1.375%	3/15/31	12,200	9,875
	Home Depot Inc.	4.850%	6/25/31	10,200	10,190
	Home Depot Inc.	1.875%	9/15/31	15,900	13,135
	Home Depot Inc.	3.250%	4/15/32	25,000	22,299
	Home Depot Inc.	4.500%	9/15/32	10,000	9,726
	Home Depot Inc.	5.875%	12/16/36	41,031	43,211
	Home Depot Inc.	3.300%	4/15/40	23,650	18,393
	Home Depot Inc.	4.200%	4/1/43	11,712	9,876
	Home Depot Inc.	4.400%	3/15/45	16,095	13,735
	Home Depot Inc.	4.250%	4/1/46	13,280	11,036
	Home Depot Inc.	3.900%	6/15/47	23,205	18,131
	Home Depot Inc.	4.500%	12/6/48	20,173	17,197
	Home Depot Inc.	3.125%	12/15/49	32,080	21,448
	Home Depot Inc.	3.350%	4/15/50	32,512	22,676
	Home Depot Inc.	2.375%	3/15/51	9,550	5,378
	Home Depot Inc.	2.750%	9/15/51	13,630	8,295
	Home Depot Inc.	3.625%	4/15/52	22,048	15,956
	Home Depot Inc.	4.950%	9/15/52	6,500	5,910
35

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Home Depot Inc.	5.300%	6/25/54	20,500	19,630
	Home Depot Inc.	3.500%	9/15/56	8,195	5,688
	Home Depot Inc.	5.400%	6/25/64	713	682
	Honda Motor Co. Ltd.	2.534%	3/10/27	3,000	2,866
	Honda Motor Co. Ltd.	2.967%	3/10/32	12,000	10,400
[2]	Howard University	5.209%	10/1/52	3,100	2,686
	Hyatt Hotels Corp.	4.850%	3/15/26	3,629	3,626
	Hyatt Hotels Corp.	5.750%	1/30/27	4,000	4,061
	Hyatt Hotels Corp.	4.375%	9/15/28	6,805	6,613
	Hyatt Hotels Corp.	5.250%	6/30/29	9,625	9,632
	Hyatt Hotels Corp.	5.750%	4/23/30	8,200	8,385
	Hyatt Hotels Corp.	5.375%	12/15/31	8,750	8,707
	Hyatt Hotels Corp.	5.500%	6/30/34	5,800	5,747
	JD.com Inc.	3.875%	4/29/26	10,884	10,734
	JD.com Inc.	3.375%	1/14/30	8,025	7,410
	JD.com Inc.	4.125%	1/14/50	3,250	2,540
[2]	Johns Hopkins University	4.705%	7/1/32	7,000	6,874
[2]	Johns Hopkins University	4.083%	7/1/53	5,300	4,288
[2]	Johns Hopkins University	2.813%	1/1/60	325	195
	Las Vegas Sands Corp.	3.500%	8/18/26	15,000	14,609
	Las Vegas Sands Corp.	5.900%	6/1/27	20,011	20,299
	Las Vegas Sands Corp.	3.900%	8/8/29	5,000	4,646
	Las Vegas Sands Corp.	6.000%	8/15/29	6,000	6,072
	Las Vegas Sands Corp.	6.200%	8/15/34	9,150	9,199
	Lear Corp.	3.800%	9/15/27	3,256	3,161
	Lear Corp.	4.250%	5/15/29	6,850	6,591
	Lear Corp.	3.500%	5/30/30	3,800	3,469
	Lear Corp.	2.600%	1/15/32	4,650	3,870
	Lear Corp.	5.250%	5/15/49	9,990	8,576
	Lear Corp.	3.550%	1/15/52	4,650	3,057
	Leggett & Platt Inc.	3.500%	11/15/27	12,475	11,782
	Leggett & Platt Inc.	3.500%	11/15/51	8,925	5,409
	Leland Stanford Junior University	1.289%	6/1/27	1,075	991
	Leland Stanford Junior University	3.647%	5/1/48	11,840	9,154
	Leland Stanford Junior University	2.413%	6/1/50	4,795	2,843
	Lennar Corp.	5.250%	6/1/26	11,888	11,945
	Lennar Corp.	5.000%	6/15/27	5,000	5,011
	Lennar Corp.	4.750%	11/29/27	15,000	14,954
	Lowe's Cos. Inc.	4.800%	4/1/26	13,000	13,021
	Lowe's Cos. Inc.	2.500%	4/15/26	17,425	16,991
	Lowe's Cos. Inc.	3.350%	4/1/27	5,250	5,101
	Lowe's Cos. Inc.	3.100%	5/3/27	12,618	12,202
	Lowe's Cos. Inc.	1.300%	4/15/28	8,725	7,800
	Lowe's Cos. Inc.	1.700%	9/15/28	7,730	6,913
	Lowe's Cos. Inc.	6.500%	3/15/29	267	284
	Lowe's Cos. Inc.	3.650%	4/5/29	30,780	29,303
	Lowe's Cos. Inc.	4.500%	4/15/30	5,255	5,154
	Lowe's Cos. Inc.	1.700%	10/15/30	10,000	8,350
	Lowe's Cos. Inc.	2.625%	4/1/31	26,500	23,008
	Lowe's Cos. Inc.	3.750%	4/1/32	27,250	24,932
	Lowe's Cos. Inc.	5.000%	4/15/33	10,000	9,844
	Lowe's Cos. Inc.	5.150%	7/1/33	3,000	2,981
	Lowe's Cos. Inc.	5.000%	4/15/40	6,775	6,325
	Lowe's Cos. Inc.	2.800%	9/15/41	26,033	17,814
	Lowe's Cos. Inc.	4.650%	4/15/42	2,500	2,185
	Lowe's Cos. Inc.	4.250%	9/15/44	541	426
	Lowe's Cos. Inc.	3.700%	4/15/46	7,525	5,550
	Lowe's Cos. Inc.	4.050%	5/3/47	19,622	15,187
	Lowe's Cos. Inc.	4.550%	4/5/49	9,520	7,845
	Lowe's Cos. Inc.	5.125%	4/15/50	4,000	3,578
	Lowe's Cos. Inc.	3.500%	4/1/51	13,000	8,852
	Lowe's Cos. Inc.	4.250%	4/1/52	26,045	20,281
	Lowe's Cos. Inc.	5.625%	4/15/53	6,592	6,336
	Lowe's Cos. Inc.	5.750%	7/1/53	5,066	4,955
	Lowe's Cos. Inc.	4.450%	4/1/62	11,650	8,992
	Lowe's Cos. Inc.	5.850%	4/1/63	2,560	2,495
	Magna International Inc.	5.050%	3/14/29	12,500	12,552
	Magna International Inc.	2.450%	6/15/30	5,000	4,391
	Magna International Inc.	5.500%	3/21/33	5,500	5,568
	Marriott International Inc.	3.750%	3/15/25	7,409	7,388
36

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Marriott International Inc.	3.125%	6/15/26	10,235	10,004
	Marriott International Inc.	5.550%	10/15/28	18,830	19,232
[2]	Marriott International Inc.	4.650%	12/1/28	15,073	14,963
	Marriott International Inc.	4.900%	4/15/29	16,000	15,973
	Marriott International Inc.	4.875%	5/15/29	8,500	8,465
	Marriott International Inc.	4.800%	3/15/30	6,150	6,103
[2]	Marriott International Inc.	4.625%	6/15/30	14,100	13,838
[2]	Marriott International Inc.	2.850%	4/15/31	15,500	13,537
[2]	Marriott International Inc.	3.500%	10/15/32	7,971	7,029
[2]	Marriott International Inc.	2.750%	10/15/33	5,000	4,108
	Marriott International Inc.	5.300%	5/15/34	7,000	6,944
	Marriott International Inc.	5.350%	3/15/35	9,250	9,118
	Masco Corp.	3.500%	11/15/27	8,550	8,240
	Masco Corp.	1.500%	2/15/28	5,000	4,505
	Masco Corp.	2.000%	10/1/30	3,175	2,670
	Masco Corp.	2.000%	2/15/31	9,000	7,528
	Masco Corp.	4.500%	5/15/47	3,546	2,901
	Masco Corp.	3.125%	2/15/51	7,500	4,717
[2]	Massachusetts Institute of Technology	3.959%	7/1/38	145	128
[2]	Massachusetts Institute of Technology	2.989%	7/1/50	5,580	3,759
[2]	Massachusetts Institute of Technology	2.294%	7/1/51	1,012	579
	Massachusetts Institute of Technology	3.067%	4/1/52	5,300	3,589
	Massachusetts Institute of Technology	5.600%	7/1/11	8,431	8,467
	Massachusetts Institute of Technology	4.678%	7/1/14	14,957	12,632
	Massachusetts Institute of Technology	3.885%	7/1/16	2,265	1,588
	Mattel Inc.	5.450%	11/1/41	3,596	3,219
[2]	McDonald's Corp.	3.700%	1/30/26	17,615	17,477
[2]	McDonald's Corp.	3.500%	3/1/27	8,960	8,755
[2]	McDonald's Corp.	3.500%	7/1/27	9,000	8,768
[2]	McDonald's Corp.	3.800%	4/1/28	11,475	11,167
	McDonald's Corp.	4.800%	8/14/28	12,000	12,015
[2]	McDonald's Corp.	5.000%	5/17/29	6,200	6,239
[2]	McDonald's Corp.	2.625%	9/1/29	17,110	15,580
[2]	McDonald's Corp.	2.125%	3/1/30	16,996	14,840
[2]	McDonald's Corp.	3.600%	7/1/30	18,716	17,540
	McDonald's Corp.	4.950%	8/14/33	7,000	6,941
[2]	McDonald's Corp.	4.700%	12/9/35	12,900	12,301
[2]	McDonald's Corp.	6.300%	3/1/38	8,053	8,643
[2]	McDonald's Corp.	5.700%	2/1/39	7,793	7,913
[2]	McDonald's Corp.	3.700%	2/15/42	5,375	4,206
[2]	McDonald's Corp.	3.625%	5/1/43	4,300	3,290
[2]	McDonald's Corp.	4.600%	5/26/45	13,860	11,999
[2]	McDonald's Corp.	4.875%	12/9/45	23,000	20,605
[2]	McDonald's Corp.	4.450%	3/1/47	4,551	3,823
[2]	McDonald's Corp.	4.450%	9/1/48	3,736	3,114
[2]	McDonald's Corp.	3.625%	9/1/49	1,337	962
[2]	McDonald's Corp.	4.200%	4/1/50	10,000	7,909
[2]	McDonald's Corp.	5.150%	9/9/52	27,060	24,714
	MDC Holdings Inc.	3.850%	1/15/30	9,000	8,443
	MDC Holdings Inc.	2.500%	1/15/31	4,100	3,548
	MDC Holdings Inc.	6.000%	1/15/43	3,000	2,989
[7]	Mercedes-Benz Finance North America LLC	2.625%	3/10/30	1,000	883
	Mercedes-Benz Finance North America LLC	8.500%	1/18/31	8,820	10,309
[7]	Mercedes-Benz Finance North America LLC	2.450%	3/2/31	4,000	3,411
	Mohawk Industries Inc.	5.850%	9/18/28	4,000	4,112
	Mohawk Industries Inc.	3.625%	5/15/30	5,625	5,194
	NIKE Inc.	2.400%	3/27/25	9,125	9,076
	NIKE Inc.	2.375%	11/1/26	11,270	10,863
	NIKE Inc.	2.750%	3/27/27	7,374	7,105
	NIKE Inc.	2.850%	3/27/30	15,075	13,729
	NIKE Inc.	3.250%	3/27/40	11,500	8,869
	NIKE Inc.	3.625%	5/1/43	3,025	2,365
	NIKE Inc.	3.875%	11/1/45	2,575	2,030
	NIKE Inc.	3.375%	11/1/46	13,325	9,618
	NIKE Inc.	3.375%	3/27/50	8,025	5,651
[2]	Northeastern University	2.894%	10/1/50	3,140	2,078
[2]	Northwestern University	4.643%	12/1/44	9,550	8,736
[2]	Northwestern University	2.640%	12/1/50	3,000	1,886
[2]	Northwestern University	3.662%	12/1/57	2,100	1,544
	NVR Inc.	3.000%	5/15/30	9,072	8,178
37

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	O'Reilly Automotive Inc.	3.550%	3/15/26	1,525	1,504
	O'Reilly Automotive Inc.	5.750%	11/20/26	3,500	3,560
	O'Reilly Automotive Inc.	3.600%	9/1/27	24,495	23,769
	O'Reilly Automotive Inc.	4.350%	6/1/28	1,675	1,645
	O'Reilly Automotive Inc.	3.900%	6/1/29	11,216	10,746
	O'Reilly Automotive Inc.	4.200%	4/1/30	17,950	17,277
	O'Reilly Automotive Inc.	1.750%	3/15/31	3,125	2,561
	O'Reilly Automotive Inc.	4.700%	6/15/32	10,000	9,662
	O'Reilly Automotive Inc.	5.000%	8/19/34	9,545	9,254
	Owens Corning	3.400%	8/15/26	2,025	1,981
	Owens Corning	5.500%	6/15/27	2,500	2,543
	Owens Corning	3.950%	8/15/29	4,100	3,909
	Owens Corning	3.875%	6/1/30	4,275	4,024
	Owens Corning	5.700%	6/15/34	9,255	9,400
	Owens Corning	7.000%	12/1/36	1,787	1,988
	Owens Corning	4.300%	7/15/47	8,075	6,418
	Owens Corning	4.400%	1/30/48	4,100	3,289
	Owens Corning	5.950%	6/15/54	10,200	10,091
[2]	President & Fellows of Harvard College	4.609%	2/15/35	12,700	12,328
	President & Fellows of Harvard College	4.875%	10/15/40	3,680	3,525
	President & Fellows of Harvard College	3.150%	7/15/46	6,300	4,536
	President & Fellows of Harvard College	2.517%	10/15/50	6,565	3,974
	President & Fellows of Harvard College	3.745%	11/15/52	5,300	4,076
	President & Fellows of Harvard College	3.300%	7/15/56	3,300	2,266
	PulteGroup Inc.	5.000%	1/15/27	6,780	6,784
	PulteGroup Inc.	6.375%	5/15/33	10,340	10,903
	PulteGroup Inc.	6.000%	2/15/35	2,000	2,043
	Ralph Lauren Corp.	2.950%	6/15/30	8,000	7,247
[2]	Rockefeller Foundation	2.492%	10/1/50	10,100	6,121
	Ross Stores Inc.	1.875%	4/15/31	10,000	8,246
	Sands China Ltd.	3.800%	1/8/26	13,375	13,126
	Sands China Ltd.	2.300%	3/8/27	7,600	7,071
	Sands China Ltd.	5.400%	8/8/28	22,800	22,532
	Sands China Ltd.	2.850%	3/8/29	7,100	6,326
	Sands China Ltd.	4.375%	6/18/30	7,600	7,083
	Sands China Ltd.	3.250%	8/8/31	6,525	5,578
	Snap-on Inc.	3.250%	3/1/27	4,475	4,345
	Snap-on Inc.	4.100%	3/1/48	4,600	3,678
	Snap-on Inc.	3.100%	5/1/50	5,225	3,454
	Stanley Black & Decker Inc.	3.400%	3/1/26	4,724	4,645
	Stanley Black & Decker Inc.	4.250%	11/15/28	1,025	1,001
	Stanley Black & Decker Inc.	2.300%	3/15/30	13,300	11,530
	Stanley Black & Decker Inc.	5.200%	9/1/40	2,950	2,777
	Stanley Black & Decker Inc.	4.850%	11/15/48	5,248	4,466
	Stanley Black & Decker Inc.	2.750%	11/15/50	10,000	5,738
	Starbucks Corp.	4.750%	2/15/26	5,000	5,012
	Starbucks Corp.	2.450%	6/15/26	20,813	20,188
	Starbucks Corp.	4.850%	2/8/27	11,300	11,345
	Starbucks Corp.	2.000%	3/12/27	10,000	9,446
	Starbucks Corp.	3.500%	3/1/28	5,575	5,378
	Starbucks Corp.	4.000%	11/15/28	1,350	1,308
	Starbucks Corp.	3.550%	8/15/29	9,951	9,421
	Starbucks Corp.	2.250%	3/12/30	12,000	10,514
	Starbucks Corp.	2.550%	11/15/30	25,718	22,518
	Starbucks Corp.	4.900%	2/15/31	5,050	5,041
	Starbucks Corp.	3.000%	2/14/32	10,000	8,738
	Starbucks Corp.	4.800%	2/15/33	13,000	12,676
	Starbucks Corp.	5.000%	2/15/34	7,050	6,898
	Starbucks Corp.	4.300%	6/15/45	2,535	2,051
	Starbucks Corp.	3.750%	12/1/47	6,000	4,378
	Starbucks Corp.	4.500%	11/15/48	13,801	11,408
	Starbucks Corp.	4.450%	8/15/49	8,000	6,542
[2]	Tapestry Inc.	4.125%	7/15/27	1,496	1,466
	Tapestry Inc.	5.100%	3/11/30	2,250	2,226
	Tapestry Inc.	3.050%	3/15/32	2,000	1,703
	Tapestry Inc.	5.500%	3/11/35	12,150	11,809
	Thomas Jefferson University	3.847%	11/1/57	3,679	2,725
	TJX Cos. Inc.	2.250%	9/15/26	23,275	22,436
	TJX Cos. Inc.	1.150%	5/15/28	7,550	6,736
	TJX Cos. Inc.	3.875%	4/15/30	8,000	7,624
38

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	TJX Cos. Inc.	1.600%	5/15/31	5,600	4,581
	TJX Cos. Inc.	4.500%	4/15/50	5,000	4,320
	Toll Brothers Finance Corp.	4.350%	2/15/28	14,000	13,690
	Toll Brothers Finance Corp.	3.800%	11/1/29	1,000	941
	Toyota Motor Corp.	1.339%	3/25/26	13,800	13,279
	Toyota Motor Corp.	5.275%	7/13/26	3,070	3,105
	Toyota Motor Corp.	5.118%	7/13/28	5,400	5,462
	Toyota Motor Corp.	3.669%	7/20/28	6,598	6,411
	Toyota Motor Corp.	2.760%	7/2/29	7,000	6,448
	Toyota Motor Corp.	2.362%	3/25/31	5,000	4,318
	Toyota Motor Corp.	5.123%	7/13/33	2,000	2,021
	Toyota Motor Credit Corp.	3.950%	6/30/25	5,000	4,981
[2]	Toyota Motor Credit Corp.	4.800%	1/5/26	8,000	8,025
[2]	Toyota Motor Credit Corp.	0.800%	1/9/26	7,000	6,738
	Toyota Motor Credit Corp.	5.200%	5/15/26	12,500	12,610
	Toyota Motor Credit Corp.	4.450%	5/18/26	8,633	8,625
[2]	Toyota Motor Credit Corp.	1.125%	6/18/26	11,000	10,479
	Toyota Motor Credit Corp.	4.550%	8/7/26	6,000	6,002
[2]	Toyota Motor Credit Corp.	5.000%	8/14/26	5,500	5,541
	Toyota Motor Credit Corp.	5.400%	11/20/26	10,210	10,367
[2]	Toyota Motor Credit Corp.	3.200%	1/11/27	7,032	6,846
[2]	Toyota Motor Credit Corp.	1.900%	1/13/27	800	759
[2]	Toyota Motor Credit Corp.	5.000%	3/19/27	8,350	8,421
[2]	Toyota Motor Credit Corp.	1.150%	8/13/27	9,277	8,499
[2]	Toyota Motor Credit Corp.	4.350%	10/8/27	8,750	8,689
	Toyota Motor Credit Corp.	5.450%	11/10/27	6,975	7,137
[2]	Toyota Motor Credit Corp.	3.050%	1/11/28	11,475	10,948
	Toyota Motor Credit Corp.	4.625%	1/12/28	15,000	14,967
[2]	Toyota Motor Credit Corp.	1.900%	4/6/28	7,700	7,043
[2]	Toyota Motor Credit Corp.	5.250%	9/11/28	11,500	11,673
[2]	Toyota Motor Credit Corp.	4.650%	1/5/29	7,500	7,456
	Toyota Motor Credit Corp.	3.650%	1/8/29	6,960	6,660
	Toyota Motor Credit Corp.	5.050%	5/16/29	10,500	10,575
	Toyota Motor Credit Corp.	4.550%	8/9/29	3,400	3,355
[2]	Toyota Motor Credit Corp.	2.150%	2/13/30	9,575	8,391
[2]	Toyota Motor Credit Corp.	3.375%	4/1/30	10,000	9,262
[2]	Toyota Motor Credit Corp.	4.550%	5/17/30	17,945	17,658
	Toyota Motor Credit Corp.	5.550%	11/20/30	10,000	10,300
[2]	Toyota Motor Credit Corp.	1.650%	1/10/31	5,000	4,123
	Toyota Motor Credit Corp.	5.100%	3/21/31	20,000	20,096
	Toyota Motor Credit Corp.	1.900%	9/12/31	16,000	13,131
[2]	Toyota Motor Credit Corp.	4.600%	10/10/31	23,250	22,602
[2]	Toyota Motor Credit Corp.	2.400%	1/13/32	2,000	1,679
	Toyota Motor Credit Corp.	4.700%	1/12/33	5,000	4,862
[2]	Toyota Motor Credit Corp.	4.800%	1/5/34	13,500	13,112
	Tractor Supply Co.	1.750%	11/1/30	5,750	4,805
	Tractor Supply Co.	5.250%	5/15/33	3,500	3,495
[2]	Trustees of Boston College	3.129%	7/1/52	4,050	2,769
[2]	Trustees of Boston University	4.061%	10/1/48	3,035	2,509
[2]	Trustees of Columbia University in the City of New York	4.355%	10/1/35	4,000	3,773
	Trustees of Princeton University	5.700%	3/1/39	5,830	6,072
[2]	Trustees of Princeton University	2.516%	7/1/50	7,575	4,698
	Trustees of Princeton University	4.201%	3/1/52	3,300	2,780
[2]	Trustees of the University of Pennsylvania	2.396%	10/1/50	3,750	2,217
	Trustees of the University of Pennsylvania	4.674%	9/1/12	4,798	4,000
	Trustees of the University of Pennsylvania	3.610%	2/15/19	60	39
[2]	University of Chicago	2.547%	4/1/50	8,050	5,116
[2]	University of Chicago	4.003%	10/1/53	5,300	4,301
[2]	University of Miami	4.063%	4/1/52	5,550	4,450
[2]	University of Notre Dame du Lac	3.438%	2/15/45	8,925	6,760
[2]	University of Notre Dame du Lac	3.394%	2/15/48	2,710	2,002
[2]	University of Southern California	3.028%	10/1/39	9,251	7,323
[2]	University of Southern California	3.841%	10/1/47	9,550	7,613
[2]	University of Southern California	2.945%	10/1/51	12,400	8,091
	University of Southern California	4.976%	10/1/53	3,200	2,985
	University of Southern California	5.250%	10/1/11	2,250	2,090
[2]	University of Southern California	3.226%	10/1/20	1,975	1,135
[2]	Washington University	3.524%	4/15/54	5,620	4,070
	Washington University	4.349%	4/15/22	5,760	4,422
	Whirlpool Corp.	4.750%	2/26/29	16,200	15,969
39

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Whirlpool Corp.	2.400%	5/15/31	2,850	2,344
	Whirlpool Corp.	4.700%	5/14/32	3,000	2,796
	Whirlpool Corp.	5.500%	3/1/33	6,500	6,345
	Whirlpool Corp.	4.500%	6/1/46	4,435	3,417
	Whirlpool Corp.	4.600%	5/15/50	3,500	2,640
[2]	William Marsh Rice University	3.574%	5/15/45	8,510	6,736
[2]	Yale University	1.482%	4/15/30	5,300	4,508
[2]	Yale University	2.402%	4/15/50	8,065	4,799
					5,187,188
Consumer Staples (1.6%)
	Ahold Finance USA LLC	6.875%	5/1/29	4,325	4,649
	Altria Group Inc.	4.400%	2/14/26	28,775	28,646
	Altria Group Inc.	2.625%	9/16/26	11,294	10,908
	Altria Group Inc.	6.200%	11/1/28	8,250	8,576
	Altria Group Inc.	4.800%	2/14/29	20,275	20,044
	Altria Group Inc.	3.400%	5/6/30	9,000	8,262
	Altria Group Inc.	2.450%	2/4/32	12,350	10,154
	Altria Group Inc.	6.875%	11/1/33	5,000	5,418
	Altria Group Inc.	5.800%	2/14/39	14,860	14,673
	Altria Group Inc.	3.400%	2/4/41	25,500	18,393
	Altria Group Inc.	4.250%	8/9/42	10,376	8,255
	Altria Group Inc.	4.500%	5/2/43	16,209	13,218
	Altria Group Inc.	5.375%	1/31/44	2,457	2,289
	Altria Group Inc.	3.875%	9/16/46	23,289	16,788
	Altria Group Inc.	5.950%	2/14/49	27,928	27,332
	Altria Group Inc.	4.450%	5/6/50	9,990	7,718
	Altria Group Inc.	3.700%	2/4/51	17,557	11,935
	Altria Group Inc.	6.200%	2/14/59	2,521	2,464
[2]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	82,511	78,183
[2]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	164,181	149,336
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	9,575	9,041
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	21,742	19,665
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	66,642	66,653
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	33,870	31,731
	Anheuser-Busch InBev Worldwide Inc.	5.000%	6/15/34	10,725	10,593
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	7,575	9,502
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	24,281	24,313
	Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/39	1,500	1,862
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	8,776	8,131
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	40,307	34,038
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	46,448	45,815
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	23,650	24,141
	Archer-Daniels-Midland Co.	2.500%	8/11/26	8,750	8,463
	Archer-Daniels-Midland Co.	2.900%	3/1/32	14,837	12,817
	Archer-Daniels-Midland Co.	5.935%	10/1/32	530	559
	Archer-Daniels-Midland Co.	5.375%	9/15/35	2,395	2,417
	Archer-Daniels-Midland Co.	3.750%	9/15/47	5,750	4,282
	Archer-Daniels-Midland Co.	4.500%	3/15/49	13,325	11,187
	Archer-Daniels-Midland Co.	2.700%	9/15/51	5,000	2,995
	Avery Dennison Corp.	4.875%	12/6/28	6,887	6,866
	Avery Dennison Corp.	2.650%	4/30/30	8,200	7,272
	Avery Dennison Corp.	5.750%	3/15/33	13,000	13,339
	BAT Capital Corp.	3.215%	9/6/26	10,933	10,653
	BAT Capital Corp.	4.700%	4/2/27	26,873	26,759
	BAT Capital Corp.	3.557%	8/15/27	20,619	19,948
	BAT Capital Corp.	2.259%	3/25/28	35,625	32,732
	BAT Capital Corp.	3.462%	9/6/29	7,693	7,162
	BAT Capital Corp.	4.906%	4/2/30	11,805	11,656
	BAT Capital Corp.	6.343%	8/2/30	11,000	11,559
	BAT Capital Corp.	5.834%	2/20/31	10,000	10,220
	BAT Capital Corp.	2.726%	3/25/31	24,000	20,715
	BAT Capital Corp.	4.742%	3/16/32	10,000	9,620
	BAT Capital Corp.	6.421%	8/2/33	13,905	14,681
	BAT Capital Corp.	6.000%	2/20/34	10,003	10,271
	BAT Capital Corp.	4.390%	8/15/37	29,975	25,852
	BAT Capital Corp.	7.079%	8/2/43	12,000	12,928
	BAT Capital Corp.	4.540%	8/15/47	23,406	18,448
	BAT Capital Corp.	4.758%	9/6/49	4,175	3,376
	BAT Capital Corp.	5.282%	4/2/50	8,450	7,386
40

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	BAT Capital Corp.	5.650%	3/16/52	6,250	5,701
	BAT Capital Corp.	7.081%	8/2/53	15,000	16,450
	BAT International Finance plc	1.668%	3/25/26	21,509	20,700
	BAT International Finance plc	4.448%	3/16/28	10,500	10,325
	BAT International Finance plc	5.931%	2/2/29	11,000	11,325
	Brown-Forman Corp.	4.750%	4/15/33	12,000	11,699
	Brown-Forman Corp.	4.500%	7/15/45	3,895	3,396
	Bunge Ltd. Finance Corp.	3.250%	8/15/26	7,368	7,197
	Bunge Ltd. Finance Corp.	3.750%	9/25/27	3,750	3,652
	Bunge Ltd. Finance Corp.	4.100%	1/7/28	12,055	11,798
	Bunge Ltd. Finance Corp.	2.750%	5/14/31	12,250	10,582
	Bunge Ltd. Finance Corp.	4.650%	9/17/34	11,400	10,764
	Campbell's Co.	3.950%	3/15/25	6,660	6,644
	Campbell's Co.	3.300%	3/19/25	9,125	9,090
	Campbell's Co.	5.300%	3/20/26	5,000	5,032
	Campbell's Co.	5.200%	3/19/27	6,000	6,056
	Campbell's Co.	4.150%	3/15/28	11,950	11,657
	Campbell's Co.	5.200%	3/21/29	6,800	6,855
	Campbell's Co.	2.375%	4/24/30	5,450	4,772
	Campbell's Co.	5.400%	3/21/34	11,383	11,336
	Campbell's Co.	4.750%	3/23/35	13,025	12,279
	Campbell's Co.	4.800%	3/15/48	4,300	3,704
	Campbell's Co.	3.125%	4/24/50	6,998	4,502
	Campbell's Co.	5.250%	10/13/54	3,000	2,714
	Church & Dwight Co. Inc.	3.150%	8/1/27	3,575	3,458
	Church & Dwight Co. Inc.	3.950%	8/1/47	3,350	2,574
	Church & Dwight Co. Inc.	5.000%	6/15/52	8,000	7,217
	Clorox Co.	3.100%	10/1/27	6,100	5,846
	Clorox Co.	3.900%	5/15/28	3,500	3,399
	Clorox Co.	1.800%	5/15/30	9,313	7,922
	Coca-Cola Co.	3.375%	3/25/27	3,029	2,966
	Coca-Cola Co.	2.900%	5/25/27	1,875	1,813
	Coca-Cola Co.	1.450%	6/1/27	17,848	16,663
	Coca-Cola Co.	1.500%	3/5/28	6,500	5,916
	Coca-Cola Co.	1.000%	3/15/28	8,000	7,177
	Coca-Cola Co.	2.125%	9/6/29	6,200	5,554
	Coca-Cola Co.	3.450%	3/25/30	10,125	9,554
	Coca-Cola Co.	1.650%	6/1/30	25,093	21,391
	Coca-Cola Co.	2.000%	3/5/31	20,000	17,043
	Coca-Cola Co.	1.375%	3/15/31	18,000	14,730
	Coca-Cola Co.	2.250%	1/5/32	12,600	10,709
	Coca-Cola Co.	5.000%	5/13/34	7,500	7,486
	Coca-Cola Co.	4.650%	8/14/34	16,358	15,909
	Coca-Cola Co.	4.125%	3/25/40	3,880	3,333
	Coca-Cola Co.	2.500%	6/1/40	12,100	8,464
	Coca-Cola Co.	2.875%	5/5/41	6,000	4,359
	Coca-Cola Co.	4.200%	3/25/50	5,775	4,770
	Coca-Cola Co.	2.600%	6/1/50	21,475	12,941
	Coca-Cola Co.	3.000%	3/5/51	8,100	5,334
	Coca-Cola Co.	2.500%	3/15/51	27,325	15,980
	Coca-Cola Co.	5.300%	5/13/54	9,325	9,000
	Coca-Cola Co.	5.200%	1/14/55	22,850	21,697
	Coca-Cola Co.	2.750%	6/1/60	2,800	1,634
	Coca-Cola Co.	5.400%	5/13/64	19,825	19,023
	Coca-Cola Consolidated Inc.	5.250%	6/1/29	8,350	8,451
	Coca-Cola Consolidated Inc.	5.450%	6/1/34	3,392	3,415
	Coca-Cola Femsa SAB de CV	2.750%	1/22/30	13,600	12,187
	Coca-Cola Femsa SAB de CV	1.850%	9/1/32	4,275	3,346
	Coca-Cola Femsa SAB de CV	5.250%	11/26/43	10,800	10,237
	Colgate-Palmolive Co.	3.100%	8/15/27	5,000	4,837
	Colgate-Palmolive Co.	4.600%	3/1/28	10,000	10,059
	Colgate-Palmolive Co.	3.250%	8/15/32	7,000	6,277
	Colgate-Palmolive Co.	4.600%	3/1/33	5,500	5,417
[2]	Colgate-Palmolive Co.	4.000%	8/15/45	4,045	3,368
	Conagra Brands Inc.	5.300%	10/1/26	7,309	7,381
	Conagra Brands Inc.	1.375%	11/1/27	19,822	18,000
	Conagra Brands Inc.	7.000%	10/1/28	700	742
	Conagra Brands Inc.	4.850%	11/1/28	5,450	5,419
	Conagra Brands Inc.	8.250%	9/15/30	4,010	4,583
	Conagra Brands Inc.	5.300%	11/1/38	21,530	20,246
41

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Conagra Brands Inc.	5.400%	11/1/48	4,317	3,912
Constellation Brands Inc.	5.000%	2/2/26	3,000	2,996
Constellation Brands Inc.	3.700%	12/6/26	17,788	17,482
Constellation Brands Inc.	3.500%	5/9/27	13,275	12,893
Constellation Brands Inc.	4.350%	5/9/27	5,636	5,579
Constellation Brands Inc.	3.600%	2/15/28	7,070	6,789
Constellation Brands Inc.	4.800%	1/15/29	7,500	7,447
Constellation Brands Inc.	3.150%	8/1/29	9,700	8,933
Constellation Brands Inc.	2.875%	5/1/30	5,808	5,189
Constellation Brands Inc.	2.250%	8/1/31	4,235	3,519
Constellation Brands Inc.	4.750%	5/9/32	5,000	4,806
Constellation Brands Inc.	4.900%	5/1/33	18,000	17,380
Constellation Brands Inc.	4.500%	5/9/47	7,883	6,526
Constellation Brands Inc.	4.100%	2/15/48	4,550	3,539
Constellation Brands Inc.	5.250%	11/15/48	4,375	3,995
Constellation Brands Inc.	3.750%	5/1/50	7,925	5,803
Costco Wholesale Corp.	3.000%	5/18/27	16,532	16,053
Costco Wholesale Corp.	1.375%	6/20/27	32,824	30,502
Costco Wholesale Corp.	1.600%	4/20/30	42,373	36,247
Costco Wholesale Corp.	1.750%	4/20/32	20,850	16,955
Delhaize America LLC	9.000%	4/15/31	1,930	2,272
Diageo Capital plc	5.300%	10/24/27	7,080	7,202
Diageo Capital plc	3.875%	5/18/28	1,000	974
Diageo Capital plc	2.000%	4/29/30	8,460	7,302
Diageo Capital plc	2.125%	4/29/32	9,824	8,016
Diageo Capital plc	5.500%	1/24/33	14,000	14,253
Diageo Capital plc	5.625%	10/5/33	10,325	10,597
Diageo Capital plc	5.875%	9/30/36	1,500	1,578
Diageo Capital plc	3.875%	4/29/43	17,969	14,352
Diageo Investment Corp.	7.450%	4/15/35	1,450	1,684
Diageo Investment Corp.	4.250%	5/11/42	1,512	1,286
Dollar General Corp.	3.875%	4/15/27	6,525	6,378
Dollar General Corp.	4.625%	11/1/27	6,722	6,675
Dollar General Corp.	4.125%	5/1/28	4,475	4,347
Dollar General Corp.	5.200%	7/5/28	2,331	2,338
Dollar General Corp.	3.500%	4/3/30	4,464	4,094
Dollar General Corp.	5.000%	11/1/32	5,000	4,795
Dollar General Corp.	5.450%	7/5/33	10,000	9,827
Dollar General Corp.	4.125%	4/3/50	15,932	11,712
Dollar Tree Inc.	4.200%	5/15/28	11,270	10,953
Dollar Tree Inc.	2.650%	12/1/31	5,000	4,218
Dollar Tree Inc.	3.375%	12/1/51	4,175	2,647
Estee Lauder Cos. Inc.	3.150%	3/15/27	6,431	6,228
Estee Lauder Cos. Inc.	4.375%	5/15/28	5,000	4,938
Estee Lauder Cos. Inc.	2.375%	12/1/29	6,000	5,347
Estee Lauder Cos. Inc.	2.600%	4/15/30	15,600	13,842
Estee Lauder Cos. Inc.	1.950%	3/15/31	11,000	9,133
Estee Lauder Cos. Inc.	4.650%	5/15/33	7,362	7,028
Estee Lauder Cos. Inc.	6.000%	5/15/37	8,000	8,203
Estee Lauder Cos. Inc.	4.375%	6/15/45	4,375	3,565
Estee Lauder Cos. Inc.	4.150%	3/15/47	5,880	4,633
Estee Lauder Cos. Inc.	3.125%	12/1/49	3,902	2,498
Estee Lauder Cos. Inc.	5.150%	5/15/53	1,512	1,411
Flowers Foods Inc.	3.500%	10/1/26	3,500	3,417
Flowers Foods Inc.	2.400%	3/15/31	11,381	9,635
General Mills Inc.	4.700%	1/30/27	2,175	2,174
General Mills Inc.	3.200%	2/10/27	12,065	11,714
General Mills Inc.	4.200%	4/17/28	32,580	31,900
General Mills Inc.	4.875%	1/30/30	7,250	7,203
General Mills Inc.	2.875%	4/15/30	6,891	6,196
General Mills Inc.	2.250%	10/14/31	4,300	3,591
General Mills Inc.	4.950%	3/29/33	14,987	14,611
General Mills Inc.	5.250%	1/30/35	8,200	8,068
General Mills Inc.	5.400%	6/15/40	5,050	4,875
General Mills Inc.	3.000%	2/1/51	6,265	3,950
Haleon US Capital LLC	3.375%	3/24/27	29,175	28,324
Haleon US Capital LLC	3.375%	3/24/29	11,650	10,949
Haleon US Capital LLC	3.625%	3/24/32	29,500	26,702
Haleon US Capital LLC	4.000%	3/24/52	12,625	9,730
Hershey Co.	2.300%	8/15/26	500	483
42

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hershey Co.	4.250%	5/4/28	6,427	6,364
	Hershey Co.	2.450%	11/15/29	5,381	4,854
	Hershey Co.	1.700%	6/1/30	2,145	1,826
	Hershey Co.	4.500%	5/4/33	6,670	6,478
	Hershey Co.	3.375%	8/15/46	300	216
	Hershey Co.	3.125%	11/15/49	2,035	1,353
	Hershey Co.	2.650%	6/1/50	2,595	1,551
	Hormel Foods Corp.	4.800%	3/30/27	6,000	6,028
	Hormel Foods Corp.	1.700%	6/3/28	14,000	12,682
	Hormel Foods Corp.	1.800%	6/11/30	8,575	7,309
	Hormel Foods Corp.	3.050%	6/3/51	10,002	6,485
	Ingredion Inc.	3.200%	10/1/26	5,041	4,903
	Ingredion Inc.	2.900%	6/1/30	8,075	7,248
	Ingredion Inc.	3.900%	6/1/50	1,650	1,215
	J M Smucker Co.	3.500%	3/15/25	6,034	6,013
	J M Smucker Co.	3.375%	12/15/27	4,220	4,088
	J M Smucker Co.	5.900%	11/15/28	4,259	4,412
	J M Smucker Co.	2.375%	3/15/30	7,875	6,951
	J M Smucker Co.	2.125%	3/15/32	1,628	1,324
	J M Smucker Co.	6.200%	11/15/33	12,000	12,661
	J M Smucker Co.	4.250%	3/15/35	4,750	4,301
	J M Smucker Co.	6.500%	11/15/43	13,270	14,133
	J M Smucker Co.	6.500%	11/15/53	14,800	15,873
	JBS USA Holding Lux Sarl	2.500%	1/15/27	11,500	10,920
	JBS USA Holding Lux Sarl	5.125%	2/1/28	10,000	9,949
	JBS USA Holding Lux Sarl	3.000%	2/2/29	3,057	2,791
	JBS USA Holding Lux Sarl	5.500%	1/15/30	8,000	7,990
	JBS USA Holding Lux Sarl	3.750%	12/1/31	7,000	6,224
	JBS USA Holding Lux Sarl	3.000%	5/15/32	3,000	2,499
	JBS USA Holding Lux Sarl	5.750%	4/1/33	17,191	17,126
	JBS USA Holding Lux Sarl	6.750%	3/15/34	17,401	18,414
	JBS USA Holding Lux Sarl	4.375%	2/2/52	24,625	18,400
	JBS USA Holding Lux Sarl	6.500%	12/1/52	22,700	22,920
	JBS USA Holding Lux Sarl	7.250%	11/15/53	11,016	12,124
	Kellanova	3.250%	4/1/26	5,025	4,941
	Kellanova	3.400%	11/15/27	10,475	10,105
	Kellanova	4.300%	5/15/28	4,850	4,770
	Kellanova	2.100%	6/1/30	4,850	4,217
[2]	Kellanova	7.450%	4/1/31	8,000	8,920
	Kellanova	4.500%	4/1/46	7,650	6,427
	Kellanova	5.750%	5/16/54	3,250	3,238
	Kenvue Inc.	5.500%	3/22/25	8,000	8,012
	Kenvue Inc.	5.350%	3/22/26	8,000	8,075
	Kenvue Inc.	5.050%	3/22/28	10,500	10,623
	Kenvue Inc.	5.000%	3/22/30	12,000	12,078
	Kenvue Inc.	4.900%	3/22/33	32,255	31,698
	Kenvue Inc.	5.100%	3/22/43	14,000	13,382
	Kenvue Inc.	5.050%	3/22/53	16,000	14,813
	Kenvue Inc.	5.200%	3/22/63	8,200	7,543
	Keurig Dr Pepper Inc.	2.550%	9/15/26	5,500	5,314
[2]	Keurig Dr Pepper Inc.	5.100%	3/15/27	6,800	6,861
	Keurig Dr Pepper Inc.	3.430%	6/15/27	8,500	8,249
	Keurig Dr Pepper Inc.	5.050%	3/15/29	9,490	9,513
	Keurig Dr Pepper Inc.	3.950%	4/15/29	17,535	16,817
	Keurig Dr Pepper Inc.	3.200%	5/1/30	23,750	21,706
[2]	Keurig Dr Pepper Inc.	2.250%	3/15/31	3,000	2,537
[2]	Keurig Dr Pepper Inc.	5.200%	3/15/31	8,450	8,524
	Keurig Dr Pepper Inc.	4.050%	4/15/32	11,000	10,285
	Keurig Dr Pepper Inc.	5.300%	3/15/34	13,060	13,037
	Keurig Dr Pepper Inc.	4.500%	11/15/45	5,525	4,609
	Keurig Dr Pepper Inc.	4.420%	12/15/46	4,000	3,270
	Keurig Dr Pepper Inc.	3.800%	5/1/50	7,100	5,208
	Keurig Dr Pepper Inc.	3.350%	3/15/51	3,750	2,508
	Keurig Dr Pepper Inc.	4.500%	4/15/52	16,000	13,155
	Kimberly-Clark Corp.	2.750%	2/15/26	3,625	3,554
	Kimberly-Clark Corp.	1.050%	9/15/27	1,750	1,599
	Kimberly-Clark Corp.	3.950%	11/1/28	3,575	3,493
	Kimberly-Clark Corp.	3.200%	4/25/29	7,875	7,428
	Kimberly-Clark Corp.	3.100%	3/26/30	6,060	5,602
	Kimberly-Clark Corp.	2.000%	11/2/31	7,200	6,060
43

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kimberly-Clark Corp.	6.625%	8/1/37	300	338
	Kimberly-Clark Corp.	5.300%	3/1/41	8,275	8,087
	Kimberly-Clark Corp.	3.900%	5/4/47	2,774	2,166
	Kimberly-Clark Corp.	2.875%	2/7/50	4,105	2,651
	Koninklijke Ahold Delhaize NV	5.700%	10/1/40	2,123	2,086
	Kraft Heinz Foods Co.	3.000%	6/1/26	13,150	12,833
	Kraft Heinz Foods Co.	3.875%	5/15/27	16,218	15,890
	Kraft Heinz Foods Co.	3.750%	4/1/30	4,050	3,825
	Kraft Heinz Foods Co.	5.000%	7/15/35	10,900	10,550
	Kraft Heinz Foods Co.	6.875%	1/26/39	8,000	8,816
	Kraft Heinz Foods Co.	6.500%	2/9/40	6,875	7,277
	Kraft Heinz Foods Co.	5.000%	6/4/42	16,625	14,940
	Kraft Heinz Foods Co.	5.200%	7/15/45	17,050	15,429
	Kraft Heinz Foods Co.	4.375%	6/1/46	41,586	33,581
	Kraft Heinz Foods Co.	4.875%	10/1/49	16,500	14,119
	Kraft Heinz Foods Co.	5.500%	6/1/50	10,450	9,788
	Kroger Co.	3.500%	2/1/26	3,127	3,087
	Kroger Co.	2.650%	10/15/26	4,107	3,962
	Kroger Co.	4.500%	1/15/29	1,435	1,416
[2]	Kroger Co.	7.700%	6/1/29	4,025	4,426
	Kroger Co.	8.000%	9/15/29	6,150	6,876
	Kroger Co.	2.200%	5/1/30	5,031	4,362
	Kroger Co.	1.700%	1/15/31	5,550	4,571
	Kroger Co.	7.500%	4/1/31	1,125	1,262
	Kroger Co.	5.000%	9/15/34	33,730	32,675
	Kroger Co.	6.900%	4/15/38	3,327	3,662
	Kroger Co.	5.400%	7/15/40	4,010	3,856
	Kroger Co.	5.000%	4/15/42	4,524	4,089
	Kroger Co.	5.150%	8/1/43	2,350	2,151
	Kroger Co.	3.875%	10/15/46	14,619	10,933
	Kroger Co.	4.450%	2/1/47	17,409	14,309
	Kroger Co.	4.650%	1/15/48	3,191	2,674
	Kroger Co.	3.950%	1/15/50	7,745	5,805
	Kroger Co.	5.500%	9/15/54	26,912	25,284
	Kroger Co.	5.650%	9/15/64	22,089	20,756
	McCormick & Co. Inc.	0.900%	2/15/26	6,000	5,749
	McCormick & Co. Inc.	3.400%	8/15/27	10,500	10,169
	McCormick & Co. Inc.	2.500%	4/15/30	4,100	3,621
	McCormick & Co. Inc.	1.850%	2/15/31	9,390	7,771
	McCormick & Co. Inc.	4.950%	4/15/33	5,000	4,877
	McCormick & Co. Inc.	4.700%	10/15/34	6,250	5,881
	McCormick & Co. Inc.	4.200%	8/15/47	1,820	1,474
	Mead Johnson Nutrition Co.	5.900%	11/1/39	6,160	6,322
	Mead Johnson Nutrition Co.	4.600%	6/1/44	8,835	7,670
	Molson Coors Beverage Co.	3.000%	7/15/26	27,194	26,517
	Molson Coors Beverage Co.	5.000%	5/1/42	10,925	9,999
	Molson Coors Beverage Co.	4.200%	7/15/46	25,025	19,978
	Mondelez International Inc.	2.625%	3/17/27	6,000	5,739
	Mondelez International Inc.	4.125%	5/7/28	7,500	7,351
	Mondelez International Inc.	4.750%	2/20/29	5,450	5,430
	Mondelez International Inc.	2.750%	4/13/30	9,006	8,058
	Mondelez International Inc.	1.500%	2/4/31	5,100	4,153
	Mondelez International Inc.	3.000%	3/17/32	7,750	6,724
	Mondelez International Inc.	1.875%	10/15/32	14,245	11,436
	Mondelez International Inc.	4.750%	8/28/34	6,050	5,783
	Mondelez International Inc.	2.625%	9/4/50	15,275	8,914
	PepsiCo Inc.	2.250%	3/19/25	12,188	12,125
	PepsiCo Inc.	2.850%	2/24/26	15,866	15,591
	PepsiCo Inc.	2.375%	10/6/26	37,221	35,952
	PepsiCo Inc.	5.125%	11/10/26	5,000	5,062
	PepsiCo Inc.	2.625%	3/19/27	17,500	16,858
	PepsiCo Inc.	3.000%	10/15/27	37,525	36,126
	PepsiCo Inc.	4.450%	5/15/28	10,675	10,662
	PepsiCo Inc.	7.000%	3/1/29	3,527	3,836
	PepsiCo Inc.	2.625%	7/29/29	12,309	11,281
	PepsiCo Inc.	2.750%	3/19/30	27,510	24,982
	PepsiCo Inc.	1.625%	5/1/30	16,520	14,075
	PepsiCo Inc.	1.400%	2/25/31	10,000	8,162
	PepsiCo Inc.	1.950%	10/21/31	19,900	16,537
	PepsiCo Inc.	3.900%	7/18/32	10,681	9,977
44

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	PepsiCo Inc.	5.500%	1/15/40	6,500	6,574
	PepsiCo Inc.	3.500%	3/19/40	9,500	7,637
	PepsiCo Inc.	2.625%	10/21/41	6,353	4,392
	PepsiCo Inc.	4.000%	3/5/42	4,800	3,983
	PepsiCo Inc.	3.600%	8/13/42	4,100	3,204
	PepsiCo Inc.	4.250%	10/22/44	3,525	2,986
	PepsiCo Inc.	4.450%	4/14/46	6,925	5,980
	PepsiCo Inc.	3.450%	10/6/46	15,075	11,075
	PepsiCo Inc.	3.375%	7/29/49	14,020	10,028
	PepsiCo Inc.	2.875%	10/15/49	9,400	6,103
	PepsiCo Inc.	3.625%	3/19/50	16,308	12,122
	PepsiCo Inc.	2.750%	10/21/51	10,500	6,520
	PepsiCo Inc.	4.200%	7/18/52	10,760	8,748
	PepsiCo Inc.	4.650%	2/15/53	5,000	4,362
	PepsiCo Inc.	5.250%	7/17/54	11,100	10,694
	PepsiCo Inc.	3.875%	3/19/60	2,000	1,497
	Philip Morris International Inc.	4.875%	2/13/26	7,500	7,522
	Philip Morris International Inc.	2.750%	2/25/26	17,069	16,706
	Philip Morris International Inc.	0.875%	5/1/26	9,362	8,911
	Philip Morris International Inc.	4.750%	2/12/27	9,000	9,020
	Philip Morris International Inc.	3.125%	8/17/27	11,934	11,506
	Philip Morris International Inc.	4.375%	11/1/27	4,450	4,412
	Philip Morris International Inc.	5.125%	11/17/27	15,000	15,177
	Philip Morris International Inc.	4.875%	2/15/28	15,497	15,529
	Philip Morris International Inc.	5.250%	9/7/28	5,000	5,072
	Philip Morris International Inc.	4.875%	2/13/29	8,735	8,727
	Philip Morris International Inc.	4.625%	11/1/29	9,250	9,123
	Philip Morris International Inc.	5.625%	11/17/29	15,200	15,653
	Philip Morris International Inc.	5.125%	2/15/30	27,345	27,495
	Philip Morris International Inc.	2.100%	5/1/30	8,250	7,128
	Philip Morris International Inc.	5.500%	9/7/30	13,494	13,809
	Philip Morris International Inc.	1.750%	11/1/30	10,199	8,512
	Philip Morris International Inc.	5.125%	2/13/31	16,000	16,007
	Philip Morris International Inc.	4.750%	11/1/31	9,000	8,800
	Philip Morris International Inc.	5.750%	11/17/32	30,000	30,820
	Philip Morris International Inc.	5.375%	2/15/33	23,707	23,744
	Philip Morris International Inc.	5.625%	9/7/33	11,472	11,649
	Philip Morris International Inc.	5.250%	2/13/34	28,047	27,736
	Philip Morris International Inc.	4.900%	11/1/34	2,500	2,403
	Philip Morris International Inc.	6.375%	5/16/38	7,600	8,163
	Philip Morris International Inc.	4.375%	11/15/41	20,418	17,331
	Philip Morris International Inc.	4.500%	3/20/42	8,995	7,757
	Philip Morris International Inc.	3.875%	8/21/42	15,802	12,494
	Philip Morris International Inc.	4.125%	3/4/43	11,290	9,144
	Philip Morris International Inc.	4.875%	11/15/43	5,750	5,138
	Philip Morris International Inc.	4.250%	11/10/44	8,935	7,285
	Pilgrim's Pride Corp.	4.250%	4/15/31	4,800	4,413
	Pilgrim's Pride Corp.	3.500%	3/1/32	9,613	8,285
	Pilgrim's Pride Corp.	6.250%	7/1/33	13,000	13,257
	Pilgrim's Pride Corp.	6.875%	5/15/34	5,500	5,855
	Procter & Gamble Co.	2.700%	2/2/26	15,050	14,773
	Procter & Gamble Co.	2.450%	11/3/26	11,110	10,743
	Procter & Gamble Co.	2.800%	3/25/27	9,395	9,086
	Procter & Gamble Co.	2.850%	8/11/27	6,575	6,329
	Procter & Gamble Co.	4.350%	1/29/29	12,700	12,636
	Procter & Gamble Co.	3.000%	3/25/30	30,127	27,788
	Procter & Gamble Co.	1.200%	10/29/30	15,351	12,670
	Procter & Gamble Co.	4.050%	1/26/33	10,000	9,531
	Procter & Gamble Co.	4.550%	1/29/34	25,500	24,796
	Procter & Gamble Co.	5.800%	8/15/34	7,000	7,437
	Procter & Gamble Co.	5.550%	3/5/37	4,500	4,711
	Procter & Gamble Co.	3.550%	3/25/40	4,373	3,619
	Procter & Gamble Co.	3.500%	10/25/47	3,075	2,328
	Procter & Gamble Co.	3.600%	3/25/50	14,606	11,193
	Reynolds American Inc.	5.700%	8/15/35	15,788	15,798
	Reynolds American Inc.	7.250%	6/15/37	4,800	5,264
[2]	Reynolds American Inc.	8.125%	5/1/40	2,239	2,591
[2]	Reynolds American Inc.	7.000%	8/4/41	2,040	2,141
	Reynolds American Inc.	6.150%	9/15/43	8,575	8,482
	Reynolds American Inc.	5.850%	8/15/45	23,590	22,434
45

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sysco Corp.	3.300%	7/15/26	8,450	8,276
	Sysco Corp.	3.250%	7/15/27	14,864	14,337
	Sysco Corp.	5.750%	1/17/29	6,000	6,177
	Sysco Corp.	2.400%	2/15/30	1,815	1,601
	Sysco Corp.	5.950%	4/1/30	5,058	5,266
	Sysco Corp.	2.450%	12/14/31	2,000	1,679
	Sysco Corp.	6.000%	1/17/34	7,250	7,597
	Sysco Corp.	6.600%	4/1/40	8,415	9,071
	Sysco Corp.	4.500%	4/1/46	8,950	7,408
	Sysco Corp.	4.450%	3/15/48	7,425	6,055
	Sysco Corp.	3.300%	2/15/50	9,262	6,244
	Sysco Corp.	6.600%	4/1/50	11,472	12,581
	Sysco Corp.	3.150%	12/14/51	12,700	8,185
	Target Corp.	2.500%	4/15/26	10,690	10,429
	Target Corp.	1.950%	1/15/27	7,500	7,136
	Target Corp.	3.375%	4/15/29	11,850	11,244
	Target Corp.	2.350%	2/15/30	6,730	5,977
	Target Corp.	2.650%	9/15/30	13,093	11,665
	Target Corp.	4.500%	9/15/32	14,500	14,010
	Target Corp.	4.400%	1/15/33	8,500	8,132
	Target Corp.	4.500%	9/15/34	13,600	12,917
	Target Corp.	6.500%	10/15/37	5,208	5,709
	Target Corp.	7.000%	1/15/38	3,725	4,255
	Target Corp.	4.000%	7/1/42	2,000	1,669
	Target Corp.	3.625%	4/15/46	10,000	7,478
	Target Corp.	3.900%	11/15/47	1,500	1,167
	Target Corp.	2.950%	1/15/52	8,176	5,210
	Target Corp.	4.800%	1/15/53	2,160	1,926
	Tyson Foods Inc.	4.000%	3/1/26	26,044	25,845
	Tyson Foods Inc.	3.550%	6/2/27	16,175	15,694
	Tyson Foods Inc.	4.350%	3/1/29	17,500	17,003
	Tyson Foods Inc.	5.400%	3/15/29	4,000	4,044
	Tyson Foods Inc.	5.700%	3/15/34	14,000	14,161
	Tyson Foods Inc.	4.875%	8/15/34	4,000	3,816
	Tyson Foods Inc.	5.150%	8/15/44	625	569
	Tyson Foods Inc.	4.550%	6/2/47	2,125	1,744
	Tyson Foods Inc.	5.100%	9/28/48	18,635	16,564
	Unilever Capital Corp.	3.375%	3/22/25	1,706	1,700
	Unilever Capital Corp.	2.000%	7/28/26	6,200	5,975
	Unilever Capital Corp.	2.900%	5/5/27	23,000	22,195
	Unilever Capital Corp.	4.250%	8/12/27	5,000	4,969
	Unilever Capital Corp.	4.875%	9/8/28	7,500	7,558
	Unilever Capital Corp.	2.125%	9/6/29	23,366	20,795
	Unilever Capital Corp.	1.375%	9/14/30	2,500	2,074
	Unilever Capital Corp.	1.750%	8/12/31	5,900	4,880
	Unilever Capital Corp.	5.900%	11/15/32	8,600	9,124
	Unilever Capital Corp.	5.000%	12/8/33	6,500	6,489
	Unilever Capital Corp.	4.625%	8/12/34	12,000	11,544
[2]	Unilever Capital Corp.	2.625%	8/12/51	12,457	7,556
	Walmart Inc.	4.000%	4/15/26	3,000	2,986
	Walmart Inc.	3.050%	7/8/26	16,447	16,124
	Walmart Inc.	1.050%	9/17/26	7,500	7,095
	Walmart Inc.	3.950%	9/9/27	11,000	10,883
	Walmart Inc.	3.900%	4/15/28	3,000	2,947
	Walmart Inc.	3.700%	6/26/28	14,146	13,833
	Walmart Inc.	3.250%	7/8/29	21,465	20,357
	Walmart Inc.	2.375%	9/24/29	13,623	12,408
	Walmart Inc.	4.000%	4/15/30	2,500	2,444
	Walmart Inc.	1.800%	9/22/31	10,000	8,350
	Walmart Inc.	4.150%	9/9/32	8,600	8,279
	Walmart Inc.	4.100%	4/15/33	26,430	25,150
	Walmart Inc.	5.250%	9/1/35	15,067	15,504
	Walmart Inc.	6.500%	8/15/37	5,000	5,638
	Walmart Inc.	6.200%	4/15/38	13,580	14,987
	Walmart Inc.	3.950%	6/28/38	7,175	6,418
	Walmart Inc.	5.625%	4/1/40	4,130	4,305
	Walmart Inc.	5.000%	10/25/40	2,755	2,684
	Walmart Inc.	4.000%	4/11/43	11,385	9,640
	Walmart Inc.	4.300%	4/22/44	7,800	6,825
	Walmart Inc.	3.625%	12/15/47	19,378	14,772
46

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Walmart Inc.	4.050%	6/29/48	28,587	23,400
	Walmart Inc.	2.950%	9/24/49	14,170	9,463
	Walmart Inc.	4.500%	9/9/52	10,750	9,354
	Walmart Inc.	4.500%	4/15/53	4,647	4,042
					4,946,935
Energy (1.8%)
	Apache Corp.	4.375%	10/15/28	2,613	2,521
	Apache Corp.	4.250%	1/15/30	6,369	5,981
	Apache Corp.	6.000%	1/15/37	4,729	4,660
	Apache Corp.	5.100%	9/1/40	16,835	14,611
	Apache Corp.	5.250%	2/1/42	3,835	3,305
	Apache Corp.	4.750%	4/15/43	5,959	4,738
	Apache Corp.	5.350%	7/1/49	4,130	3,429
	Baker Hughes Holdings LLC	2.061%	12/15/26	4,500	4,286
	Baker Hughes Holdings LLC	3.337%	12/15/27	14,275	13,767
	Baker Hughes Holdings LLC	3.138%	11/7/29	5,100	4,708
	Baker Hughes Holdings LLC	4.486%	5/1/30	9,498	9,305
	Baker Hughes Holdings LLC	5.125%	9/15/40	10,040	9,524
	Baker Hughes Holdings LLC	4.080%	12/15/47	15,500	12,177
	Boardwalk Pipelines LP	5.950%	6/1/26	14,910	15,090
	Boardwalk Pipelines LP	4.450%	7/15/27	21,695	21,462
	Boardwalk Pipelines LP	3.600%	9/1/32	3,000	2,620
	Boardwalk Pipelines LP	5.625%	8/1/34	10,000	9,960
	BP Capital Markets America Inc.	3.410%	2/11/26	13,500	13,334
[2]	BP Capital Markets America Inc.	3.119%	5/4/26	30,301	29,759
[2]	BP Capital Markets America Inc.	3.017%	1/16/27	7,247	7,024
	BP Capital Markets America Inc.	3.543%	4/6/27	8,471	8,272
[2]	BP Capital Markets America Inc.	3.588%	4/14/27	5,253	5,134
	BP Capital Markets America Inc.	5.017%	11/17/27	12,510	12,641
	BP Capital Markets America Inc.	3.937%	9/21/28	9,750	9,450
	BP Capital Markets America Inc.	4.234%	11/6/28	34,680	33,953
	BP Capital Markets America Inc.	4.699%	4/10/29	5,855	5,819
	BP Capital Markets America Inc.	4.970%	10/17/29	6,120	6,148
	BP Capital Markets America Inc.	4.868%	11/25/29	16,750	16,755
	BP Capital Markets America Inc.	3.633%	4/6/30	13,910	13,094
	BP Capital Markets America Inc.	1.749%	8/10/30	6,466	5,472
	BP Capital Markets America Inc.	2.721%	1/12/32	20,000	17,112
	BP Capital Markets America Inc.	4.812%	2/13/33	24,000	23,148
	BP Capital Markets America Inc.	4.893%	9/11/33	24,750	23,946
	BP Capital Markets America Inc.	4.989%	4/10/34	12,705	12,361
	BP Capital Markets America Inc.	5.227%	11/17/34	23,453	23,081
	BP Capital Markets America Inc.	3.060%	6/17/41	22,110	15,934
	BP Capital Markets America Inc.	3.000%	2/24/50	23,664	15,033
	BP Capital Markets America Inc.	2.772%	11/10/50	14,190	8,503
	BP Capital Markets America Inc.	2.939%	6/4/51	28,600	17,681
	BP Capital Markets America Inc.	3.001%	3/17/52	21,300	13,283
	BP Capital Markets America Inc.	3.379%	2/8/61	16,400	10,392
	BP Capital Markets plc	3.279%	9/19/27	22,573	21,816
	BP Capital Markets plc	3.723%	11/28/28	12,825	12,332
	Burlington Resources LLC	7.200%	8/15/31	5,472	6,066
	Canadian Natural Resources Ltd.	3.850%	6/1/27	16,325	15,971
[7]	Canadian Natural Resources Ltd.	5.000%	12/15/29	9,300	9,198
	Canadian Natural Resources Ltd.	2.950%	7/15/30	9,000	7,994
	Canadian Natural Resources Ltd.	7.200%	1/15/32	3,875	4,231
	Canadian Natural Resources Ltd.	6.450%	6/30/33	3,845	4,033
[7]	Canadian Natural Resources Ltd.	5.400%	12/15/34	2,500	2,433
	Canadian Natural Resources Ltd.	5.850%	2/1/35	3,212	3,219
	Canadian Natural Resources Ltd.	6.500%	2/15/37	7,965	8,263
	Canadian Natural Resources Ltd.	6.250%	3/15/38	6,243	6,371
	Canadian Natural Resources Ltd.	6.750%	2/1/39	9,035	9,556
[2]	Canadian Natural Resources Ltd.	4.950%	6/1/47	7,500	6,430
	Cenovus Energy Inc.	4.250%	4/15/27	3,200	3,157
	Cenovus Energy Inc.	2.650%	1/15/32	5,600	4,657
	Cenovus Energy Inc.	5.250%	6/15/37	2,889	2,701
	Cenovus Energy Inc.	6.750%	11/15/39	2,504	2,685
	Cenovus Energy Inc.	5.400%	6/15/47	7,462	6,629
	Cenovus Energy Inc.	3.750%	2/15/52	14,400	9,931
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	27,354	27,495
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	16,250	15,251
47

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cheniere Corpus Christi Holdings LLC	2.742%	12/31/39	7,900	6,299
	Cheniere Energy Inc.	4.625%	10/15/28	13,674	13,406
	Cheniere Energy Inc.	5.650%	4/15/34	17,590	17,614
	Cheniere Energy Partners LP	4.500%	10/1/29	15,400	14,906
	Cheniere Energy Partners LP	4.000%	3/1/31	22,425	20,750
	Cheniere Energy Partners LP	3.250%	1/31/32	20,100	17,433
	Cheniere Energy Partners LP	5.950%	6/30/33	11,498	11,745
[7]	Cheniere Energy Partners LP	5.750%	8/15/34	15,300	15,365
	Chevron Corp.	2.954%	5/16/26	9,700	9,510
	Chevron Corp.	1.995%	5/11/27	7,286	6,887
	Chevron Corp.	2.236%	5/11/30	18,468	16,259
	Chevron USA Inc.	1.018%	8/12/27	9,167	8,388
	Chevron USA Inc.	3.850%	1/15/28	4,789	4,723
	Chevron USA Inc.	3.250%	10/15/29	8,000	7,527
	Chevron USA Inc.	5.250%	11/15/43	10,200	9,900
	CNOOC Finance 2013 Ltd.	4.250%	5/9/43	5,342	4,711
	CNOOC Finance 2013 Ltd.	3.300%	9/30/49	7,600	5,536
	CNOOC Finance 2014 ULC	4.875%	4/30/44	5,300	5,050
	CNOOC Finance 2015 Australia Pty Ltd.	4.200%	5/5/45	5,000	4,338
	CNOOC Finance 2015 USA LLC	4.375%	5/2/28	33,050	32,679
	CNOOC Petroleum North America ULC	5.875%	3/10/35	5,500	5,885
	CNOOC Petroleum North America ULC	6.400%	5/15/37	11,325	12,754
	Columbia Pipeline Group Inc.	5.800%	6/1/45	4,535	4,358
	ConocoPhillips	4.300%	8/15/28	10,348	10,161
	ConocoPhillips	2.400%	2/15/31	4,900	4,185
	ConocoPhillips	5.900%	10/15/32	3,625	3,828
	ConocoPhillips	5.900%	5/15/38	10,161	10,505
	ConocoPhillips	6.500%	2/1/39	12,731	13,886
	ConocoPhillips	4.875%	10/1/47	10,294	9,009
	ConocoPhillips Co.	4.700%	1/15/30	20,800	20,570
	ConocoPhillips Co.	4.850%	1/15/32	19,000	18,614
	ConocoPhillips Co.	5.050%	9/15/33	18,100	17,853
	ConocoPhillips Co.	5.000%	1/15/35	39,600	38,454
	ConocoPhillips Co.	3.758%	3/15/42	8,574	6,739
	ConocoPhillips Co.	4.300%	11/15/44	13,848	11,554
	ConocoPhillips Co.	3.800%	3/15/52	12,530	9,149
	ConocoPhillips Co.	5.300%	5/15/53	12,470	11,521
	ConocoPhillips Co.	5.550%	3/15/54	11,000	10,552
	ConocoPhillips Co.	5.500%	1/15/55	31,300	29,678
	ConocoPhillips Co.	4.025%	3/15/62	18,503	13,377
	ConocoPhillips Co.	5.700%	9/15/63	7,500	7,173
	ConocoPhillips Co.	5.650%	1/15/65	15,840	14,964
	Continental Resources Inc.	4.375%	1/15/28	7,577	7,366
	Continental Resources Inc.	4.900%	6/1/44	8,900	7,191
	Coterra Energy Inc.	3.900%	5/15/27	11,055	10,802
	Coterra Energy Inc.	4.375%	3/15/29	3,280	3,174
	Coterra Energy Inc.	5.600%	3/15/34	5,800	5,744
	Coterra Energy Inc.	5.400%	2/15/35	2,400	2,326
	Coterra Energy Inc.	5.900%	2/15/55	1,975	1,862
	DCP Midstream Operating LP	5.625%	7/15/27	6,343	6,429
	DCP Midstream Operating LP	5.125%	5/15/29	3,488	3,490
	DCP Midstream Operating LP	8.125%	8/16/30	3,400	3,843
	DCP Midstream Operating LP	3.250%	2/15/32	6,631	5,703
	DCP Midstream Operating LP	5.600%	4/1/44	4,000	3,728
	Devon Energy Corp.	5.250%	10/15/27	4,792	4,796
	Devon Energy Corp.	5.875%	6/15/28	3,128	3,140
	Devon Energy Corp.	4.500%	1/15/30	5,648	5,466
	Devon Energy Corp.	7.875%	9/30/31	6,950	7,830
	Devon Energy Corp.	7.950%	4/15/32	4,314	4,860
	Devon Energy Corp.	5.600%	7/15/41	14,692	13,577
	Devon Energy Corp.	4.750%	5/15/42	8,480	7,036
	Devon Energy Corp.	5.000%	6/15/45	8,350	6,974
	Devon Energy Corp.	5.750%	9/15/54	11,345	10,282
	Diamondback Energy Inc.	3.250%	12/1/26	34,125	33,223
	Diamondback Energy Inc.	5.200%	4/18/27	30,835	31,130
	Diamondback Energy Inc.	3.500%	12/1/29	8,750	8,141
	Diamondback Energy Inc.	5.150%	1/30/30	9,835	9,852
	Diamondback Energy Inc.	3.125%	3/24/31	12,925	11,435
	Diamondback Energy Inc.	6.250%	3/15/33	10,500	10,917
	Diamondback Energy Inc.	5.400%	4/18/34	15,010	14,763
48

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Diamondback Energy Inc.	4.400%	3/24/51	6,700	5,194
	Diamondback Energy Inc.	4.250%	3/15/52	7,430	5,601
	Diamondback Energy Inc.	6.250%	3/15/53	7,690	7,673
	Diamondback Energy Inc.	5.750%	4/18/54	17,335	16,248
	Diamondback Energy Inc.	5.900%	4/18/64	11,515	10,798
	Eastern Energy Gas Holdings LLC	5.650%	10/15/54	10,250	9,665
	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	5,000	4,578
[2]	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/43	4,000	3,491
[2]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	5,478	4,609
[2]	Enbridge Energy Partners LP	7.500%	4/15/38	4,725	5,359
	Enbridge Energy Partners LP	5.500%	9/15/40	9,573	9,132
	Enbridge Energy Partners LP	7.375%	10/15/45	5,880	6,636
	Enbridge Inc.	1.600%	10/4/26	800	757
	Enbridge Inc.	5.900%	11/15/26	8,233	8,393
	Enbridge Inc.	4.250%	12/1/26	15,400	15,262
	Enbridge Inc.	5.250%	4/5/27	8,635	8,736
	Enbridge Inc.	3.700%	7/15/27	6,675	6,512
	Enbridge Inc.	6.000%	11/15/28	8,180	8,463
	Enbridge Inc.	5.300%	4/5/29	8,600	8,688
	Enbridge Inc.	3.125%	11/15/29	14,295	13,088
	Enbridge Inc.	6.200%	11/15/30	33,300	35,031
	Enbridge Inc.	5.700%	3/8/33	26,395	26,681
	Enbridge Inc.	2.500%	8/1/33	16,100	12,918
	Enbridge Inc.	5.625%	4/5/34	23,800	23,949
	Enbridge Inc.	4.500%	6/10/44	6,495	5,336
	Enbridge Inc.	5.500%	12/1/46	6,615	6,272
	Enbridge Inc.	4.000%	11/15/49	5,750	4,295
	Enbridge Inc.	3.400%	8/1/51	13,600	9,094
	Enbridge Inc.	6.700%	11/15/53	24,300	26,350
	Enbridge Inc.	5.950%	4/5/54	11,100	10,980
	Enbridge Inc.	7.200%	6/27/54	7,945	8,173
	Enbridge Inc.	7.375%	3/15/55	3,750	3,892
	Energy Transfer LP	4.750%	1/15/26	11,005	10,992
	Energy Transfer LP	3.900%	7/15/26	6,000	5,922
	Energy Transfer LP	4.400%	3/15/27	11,100	10,992
	Energy Transfer LP	4.200%	4/15/27	6,900	6,810
[2]	Energy Transfer LP	5.500%	6/1/27	10,800	10,941
	Energy Transfer LP	4.000%	10/1/27	15,000	14,666
	Energy Transfer LP	5.550%	2/15/28	13,700	13,912
	Energy Transfer LP	4.950%	5/15/28	12,200	12,182
	Energy Transfer LP	4.950%	6/15/28	13,110	13,086
	Energy Transfer LP	5.250%	4/15/29	22,800	22,882
	Energy Transfer LP	5.250%	7/1/29	4,244	4,264
	Energy Transfer LP	4.150%	9/15/29	3,000	2,877
	Energy Transfer LP	3.750%	5/15/30	16,180	15,081
	Energy Transfer LP	6.400%	12/1/30	10,870	11,474
	Energy Transfer LP	5.750%	2/15/33	17,060	17,264
	Energy Transfer LP	6.550%	12/1/33	21,230	22,554
	Energy Transfer LP	5.550%	5/15/34	12,810	12,699
	Energy Transfer LP	5.600%	9/1/34	13,594	13,530
	Energy Transfer LP	4.900%	3/15/35	4,100	3,848
	Energy Transfer LP	6.625%	10/15/36	11,675	12,381
[2]	Energy Transfer LP	5.800%	6/15/38	5,790	5,694
	Energy Transfer LP	7.500%	7/1/38	6,132	6,926
	Energy Transfer LP	6.050%	6/1/41	5,690	5,657
	Energy Transfer LP	6.500%	2/1/42	11,926	12,340
	Energy Transfer LP	6.100%	2/15/42	2,500	2,456
	Energy Transfer LP	4.950%	1/15/43	2,850	2,444
	Energy Transfer LP	5.150%	2/1/43	5,900	5,187
	Energy Transfer LP	5.950%	10/1/43	4,300	4,160
	Energy Transfer LP	5.300%	4/1/44	10,675	9,533
	Energy Transfer LP	5.000%	5/15/44	7,415	6,352
	Energy Transfer LP	5.150%	3/15/45	11,269	9,852
	Energy Transfer LP	5.350%	5/15/45	13,175	11,839
	Energy Transfer LP	6.125%	12/15/45	14,450	14,244
	Energy Transfer LP	5.300%	4/15/47	10,051	8,871
	Energy Transfer LP	5.400%	10/1/47	13,897	12,462
	Energy Transfer LP	6.000%	6/15/48	11,300	10,936
	Energy Transfer LP	6.250%	4/15/49	27,400	27,456
	Energy Transfer LP	5.000%	5/15/50	30,900	26,232
49

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Energy Transfer LP	5.950%	5/15/54	39,450	37,999
	Energy Transfer LP	6.050%	9/1/54	19,019	18,594
	Eni USA Inc.	7.300%	11/15/27	1,095	1,166
	EnLink Midstream LLC	5.375%	6/1/29	5,680	5,675
	EnLink Midstream LLC	5.650%	9/1/34	10,700	10,660
	EnLink Midstream Partners LP	4.850%	7/15/26	5,600	5,585
	EnLink Midstream Partners LP	5.600%	4/1/44	3,990	3,654
	EnLink Midstream Partners LP	5.050%	4/1/45	5,130	4,388
	EnLink Midstream Partners LP	5.450%	6/1/47	8,065	7,252
	Enterprise Products Operating LLC	5.050%	1/10/26	1,600	1,607
	Enterprise Products Operating LLC	3.700%	2/15/26	12,682	12,560
	Enterprise Products Operating LLC	3.950%	2/15/27	1,400	1,380
	Enterprise Products Operating LLC	4.150%	10/16/28	7,870	7,681
	Enterprise Products Operating LLC	3.125%	7/31/29	17,940	16,688
	Enterprise Products Operating LLC	2.800%	1/31/30	11,900	10,750
	Enterprise Products Operating LLC	5.350%	1/31/33	18,200	18,334
[2]	Enterprise Products Operating LLC	6.875%	3/1/33	5,843	6,428
	Enterprise Products Operating LLC	4.850%	1/31/34	11,220	10,855
[2]	Enterprise Products Operating LLC	6.650%	10/15/34	235	256
	Enterprise Products Operating LLC	4.950%	2/15/35	10,000	9,673
	Enterprise Products Operating LLC	7.550%	4/15/38	3,330	3,895
	Enterprise Products Operating LLC	6.125%	10/15/39	5,845	6,066
	Enterprise Products Operating LLC	5.950%	2/1/41	5,465	5,597
	Enterprise Products Operating LLC	5.700%	2/15/42	4,065	4,043
	Enterprise Products Operating LLC	4.850%	8/15/42	12,293	11,068
	Enterprise Products Operating LLC	4.450%	2/15/43	15,212	12,958
	Enterprise Products Operating LLC	4.850%	3/15/44	22,326	19,965
	Enterprise Products Operating LLC	5.100%	2/15/45	12,370	11,373
	Enterprise Products Operating LLC	4.900%	5/15/46	12,385	11,010
	Enterprise Products Operating LLC	4.250%	2/15/48	21,492	17,192
	Enterprise Products Operating LLC	4.800%	2/1/49	13,298	11,468
	Enterprise Products Operating LLC	4.200%	1/31/50	22,942	18,067
	Enterprise Products Operating LLC	3.700%	1/31/51	4,203	3,013
	Enterprise Products Operating LLC	3.200%	2/15/52	7,999	5,195
	Enterprise Products Operating LLC	3.300%	2/15/53	14,300	9,393
	Enterprise Products Operating LLC	4.950%	10/15/54	4,525	3,958
	Enterprise Products Operating LLC	5.550%	2/16/55	17,300	16,622
	Enterprise Products Operating LLC	3.950%	1/31/60	11,600	8,341
[2]	Enterprise Products Operating LLC	5.250%	8/16/77	5,100	4,974
[2]	Enterprise Products Operating LLC	5.375%	2/15/78	11,315	10,808
	EOG Resources Inc.	4.150%	1/15/26	6,750	6,715
	EOG Resources Inc.	4.375%	4/15/30	11,695	11,375
	EOG Resources Inc.	3.900%	4/1/35	2,000	1,779
	EOG Resources Inc.	4.950%	4/15/50	9,900	8,787
	EOG Resources Inc.	5.650%	12/1/54	11,650	11,403
	EQT Corp.	3.900%	10/1/27	12,600	12,242
	EQT Corp.	5.700%	4/1/28	4,855	4,926
	EQT Corp.	5.000%	1/15/29	6,159	6,070
	EQT Corp.	7.000%	2/1/30	9,600	10,211
	EQT Corp.	5.750%	2/1/34	7,400	7,352
	Expand Energy Corp.	5.375%	3/15/30	18,915	18,492
	Expand Energy Corp.	4.750%	2/1/32	10,570	9,815
	Expand Energy Corp.	5.700%	1/15/35	12,120	11,907
	Exxon Mobil Corp.	3.043%	3/1/26	27,373	26,940
	Exxon Mobil Corp.	2.275%	8/16/26	37,725	36,468
	Exxon Mobil Corp.	2.440%	8/16/29	9,750	8,897
	Exxon Mobil Corp.	3.482%	3/19/30	21,000	19,767
	Exxon Mobil Corp.	2.610%	10/15/30	25,455	22,669
	Exxon Mobil Corp.	2.995%	8/16/39	11,504	8,686
	Exxon Mobil Corp.	4.227%	3/19/40	31,450	27,538
	Exxon Mobil Corp.	3.567%	3/6/45	16,653	12,508
	Exxon Mobil Corp.	4.114%	3/1/46	13,400	10,842
	Exxon Mobil Corp.	3.095%	8/16/49	18,434	12,242
	Exxon Mobil Corp.	4.327%	3/19/50	31,490	25,893
	Exxon Mobil Corp.	3.452%	4/15/51	30,641	21,509
	Halliburton Co.	2.920%	3/1/30	10,200	9,186
	Halliburton Co.	4.850%	11/15/35	16,325	15,509
	Halliburton Co.	6.700%	9/15/38	16,880	18,384
	Halliburton Co.	7.450%	9/15/39	4,500	5,251
	Halliburton Co.	4.500%	11/15/41	3,500	3,000
50

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Halliburton Co.	4.750%	8/1/43	14,075	12,250
	Halliburton Co.	5.000%	11/15/45	19,117	17,105
[7]	Helmerich & Payne Inc.	4.650%	12/1/27	5,950	5,875
[7]	Helmerich & Payne Inc.	4.850%	12/1/29	4,200	4,067
	Helmerich & Payne Inc.	2.900%	9/29/31	5,400	4,494
[7]	Helmerich & Payne Inc.	5.500%	12/1/34	6,250	5,937
	Hess Corp.	4.300%	4/1/27	11,460	11,344
	Hess Corp.	7.300%	8/15/31	9,785	10,864
	Hess Corp.	7.125%	3/15/33	5,780	6,397
	Hess Corp.	6.000%	1/15/40	15,050	15,672
	Hess Corp.	5.600%	2/15/41	12,672	12,486
	Hess Corp.	5.800%	4/1/47	2,100	2,102
	HF Sinclair Corp.	5.875%	4/1/26	8,008	8,067
	HF Sinclair Corp.	4.500%	10/1/30	5,300	4,996
	Kinder Morgan Energy Partners LP	7.400%	3/15/31	1,930	2,118
	Kinder Morgan Energy Partners LP	7.300%	8/15/33	3,085	3,430
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	5,000	5,030
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	6,875	7,184
[2]	Kinder Morgan Energy Partners LP	6.950%	1/15/38	13,771	14,931
	Kinder Morgan Energy Partners LP	6.500%	9/1/39	9,675	10,089
	Kinder Morgan Energy Partners LP	6.550%	9/15/40	4,900	5,080
	Kinder Morgan Energy Partners LP	7.500%	11/15/40	1,750	1,963
	Kinder Morgan Energy Partners LP	6.375%	3/1/41	5,100	5,194
	Kinder Morgan Energy Partners LP	5.625%	9/1/41	9,504	8,929
	Kinder Morgan Energy Partners LP	5.000%	8/15/42	4,380	3,809
	Kinder Morgan Energy Partners LP	4.700%	11/1/42	6,690	5,624
	Kinder Morgan Energy Partners LP	5.000%	3/1/43	5,137	4,474
	Kinder Morgan Energy Partners LP	5.500%	3/1/44	9,400	8,701
	Kinder Morgan Energy Partners LP	5.400%	9/1/44	2,629	2,390
	Kinder Morgan Inc.	1.750%	11/15/26	5,000	4,739
	Kinder Morgan Inc.	4.300%	3/1/28	6,851	6,725
	Kinder Morgan Inc.	5.100%	8/1/29	3,600	3,601
	Kinder Morgan Inc.	2.000%	2/15/31	7,800	6,526
[2]	Kinder Morgan Inc.	7.800%	8/1/31	2,730	3,073
[2]	Kinder Morgan Inc.	7.750%	1/15/32	7,956	9,041
	Kinder Morgan Inc.	4.800%	2/1/33	9,000	8,560
	Kinder Morgan Inc.	5.200%	6/1/33	16,000	15,626
	Kinder Morgan Inc.	5.300%	12/1/34	9,244	9,021
	Kinder Morgan Inc.	5.550%	6/1/45	24,725	23,087
	Kinder Morgan Inc.	5.050%	2/15/46	8,935	7,752
	Kinder Morgan Inc.	5.200%	3/1/48	4,100	3,616
	Kinder Morgan Inc.	3.250%	8/1/50	5,200	3,289
	Kinder Morgan Inc.	3.600%	2/15/51	6,000	4,054
	Kinder Morgan Inc.	5.450%	8/1/52	915	832
	Kinder Morgan Inc.	5.950%	8/1/54	8,600	8,383
	Marathon Petroleum Corp.	5.125%	12/15/26	10,000	10,068
	Marathon Petroleum Corp.	3.800%	4/1/28	3,825	3,693
	Marathon Petroleum Corp.	6.500%	3/1/41	13,232	13,708
	Marathon Petroleum Corp.	4.750%	9/15/44	8,395	6,958
	Marathon Petroleum Corp.	4.500%	4/1/48	7,685	5,996
	Marathon Petroleum Corp.	5.000%	9/15/54	4,425	3,646
	MPLX LP	1.750%	3/1/26	16,519	15,953
	MPLX LP	4.125%	3/1/27	10,525	10,369
	MPLX LP	4.250%	12/1/27	8,960	8,823
	MPLX LP	4.000%	3/15/28	19,650	19,053
	MPLX LP	4.800%	2/15/29	7,643	7,577
	MPLX LP	2.650%	8/15/30	15,341	13,419
	MPLX LP	4.950%	9/1/32	9,998	9,643
	MPLX LP	5.000%	3/1/33	11,800	11,339
	MPLX LP	5.500%	6/1/34	19,225	18,954
	MPLX LP	4.500%	4/15/38	13,962	12,162
	MPLX LP	5.200%	3/1/47	14,335	12,711
	MPLX LP	5.200%	12/1/47	3,120	2,754
	MPLX LP	5.500%	2/15/49	13,690	12,563
	MPLX LP	4.950%	3/14/52	7,000	5,884
	MPLX LP	5.650%	3/1/53	8,300	7,739
	MPLX LP	4.900%	4/15/58	4,500	3,630
	NOV Inc.	3.600%	12/1/29	3,438	3,207
	NOV Inc.	3.950%	12/1/42	11,900	8,838
	Occidental Petroleum Corp.	5.550%	3/15/26	8,980	9,023
51

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Occidental Petroleum Corp.	8.500%	7/15/27	5,158	5,503
Occidental Petroleum Corp.	6.375%	9/1/28	5,812	6,000
Occidental Petroleum Corp.	5.200%	8/1/29	13,680	13,574
Occidental Petroleum Corp.	8.875%	7/15/30	12,542	14,275
Occidental Petroleum Corp.	6.625%	9/1/30	14,278	14,947
Occidental Petroleum Corp.	6.125%	1/1/31	13,129	13,432
Occidental Petroleum Corp.	7.500%	5/1/31	9,157	9,999
Occidental Petroleum Corp.	7.875%	9/15/31	5,100	5,637
Occidental Petroleum Corp.	5.375%	1/1/32	19,160	18,769
Occidental Petroleum Corp.	5.550%	10/1/34	13,675	13,271
Occidental Petroleum Corp.	6.450%	9/15/36	18,043	18,463
Occidental Petroleum Corp.	7.950%	6/15/39	2,562	2,921
Occidental Petroleum Corp.	6.200%	3/15/40	8,642	8,510
Occidental Petroleum Corp.	6.600%	3/15/46	14,262	14,414
Occidental Petroleum Corp.	4.400%	4/15/46	4,469	3,314
Occidental Petroleum Corp.	4.200%	3/15/48	4,173	2,999
Occidental Petroleum Corp.	6.050%	10/1/54	11,395	10,716
ONEOK Inc.	5.850%	1/15/26	3,367	3,397
ONEOK Inc.	5.000%	3/1/26	9,075	9,085
ONEOK Inc.	5.550%	11/1/26	2,087	2,113
ONEOK Inc.	4.000%	7/13/27	9,250	9,081
ONEOK Inc.	4.250%	9/24/27	16,500	16,261
ONEOK Inc.	4.550%	7/15/28	8,241	8,118
ONEOK Inc.	5.650%	11/1/28	7,000	7,144
ONEOK Inc.	4.350%	3/15/29	9,600	9,345
ONEOK Inc.	3.400%	9/1/29	13,025	12,108
ONEOK Inc.	3.100%	3/15/30	8,000	7,252
ONEOK Inc.	3.250%	6/1/30	11,150	10,121
ONEOK Inc.	5.800%	11/1/30	5,000	5,145
ONEOK Inc.	6.350%	1/15/31	7,000	7,354
ONEOK Inc.	4.750%	10/15/31	14,250	13,777
ONEOK Inc.	6.050%	9/1/33	9,000	9,262
ONEOK Inc.	5.050%	11/1/34	31,254	29,901
ONEOK Inc.	6.000%	6/15/35	5,428	5,554
ONEOK Inc.	5.150%	10/15/43	3,775	3,366
ONEOK Inc.	4.250%	9/15/46	5,285	4,055
ONEOK Inc.	4.950%	7/13/47	9,164	7,742
ONEOK Inc.	4.200%	10/3/47	10,710	8,079
ONEOK Inc.	5.200%	7/15/48	10,600	9,355
ONEOK Inc.	4.850%	2/1/49	500	414
ONEOK Inc.	4.450%	9/1/49	8,210	6,390
ONEOK Inc.	3.950%	3/1/50	7,450	5,371
ONEOK Inc.	4.500%	3/15/50	4,085	3,213
ONEOK Inc.	7.150%	1/15/51	2,900	3,140
ONEOK Inc.	6.625%	9/1/53	23,500	24,721
ONEOK Inc.	5.700%	11/1/54	17,040	16,033
ONEOK Inc.	5.850%	11/1/64	9,555	8,935
ONEOK Partners LP	6.650%	10/1/36	15,153	16,092
ONEOK Partners LP	6.850%	10/15/37	6,725	7,221
ONEOK Partners LP	6.125%	2/1/41	750	745
ONEOK Partners LP	6.200%	9/15/43	4,185	4,166
Ovintiv Inc.	5.375%	1/1/26	1,300	1,304
Ovintiv Inc.	5.650%	5/15/28	7,472	7,571
Ovintiv Inc.	7.375%	11/1/31	5,000	5,425
Ovintiv Inc.	6.250%	7/15/33	5,025	5,142
Ovintiv Inc.	6.500%	8/15/34	8,443	8,755
Ovintiv Inc.	6.625%	8/15/37	11,375	11,652
Ovintiv Inc.	6.500%	2/1/38	4,200	4,270
Ovintiv Inc.	7.100%	7/15/53	4,000	4,261
Patterson-UTI Energy Inc.	3.950%	2/1/28	5,400	5,165
Patterson-UTI Energy Inc.	5.150%	11/15/29	3,800	3,706
Patterson-UTI Energy Inc.	7.150%	10/1/33	4,385	4,595
Phillips 66	1.300%	2/15/26	2,800	2,698
Phillips 66	3.900%	3/15/28	9,896	9,595
Phillips 66	2.150%	12/15/30	9,000	7,632
Phillips 66	4.650%	11/15/34	11,150	10,392
Phillips 66	5.875%	5/1/42	18,756	18,622
Phillips 66	4.875%	11/15/44	16,940	14,648
Phillips 66	3.300%	3/15/52	10,900	7,001
Phillips 66 Co.	3.550%	10/1/26	6,075	5,964
52

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Phillips 66 Co.	4.950%	12/1/27	2,975	2,999
	Phillips 66 Co.	3.750%	3/1/28	2,000	1,936
	Phillips 66 Co.	3.150%	12/15/29	5,275	4,838
	Phillips 66 Co.	5.250%	6/15/31	25,200	25,257
	Phillips 66 Co.	5.300%	6/30/33	12,750	12,643
	Phillips 66 Co.	4.950%	3/15/35	6,810	6,434
	Phillips 66 Co.	4.680%	2/15/45	4,740	3,966
	Phillips 66 Co.	4.900%	10/1/46	5,000	4,287
	Phillips 66 Co.	5.500%	3/15/55	6,830	6,286
	Pioneer Natural Resources Co.	1.125%	1/15/26	6,400	6,176
	Pioneer Natural Resources Co.	1.900%	8/15/30	13,865	11,804
	Pioneer Natural Resources Co.	2.150%	1/15/31	10,000	8,490
	Plains All American Pipeline LP	4.500%	12/15/26	10,450	10,396
	Plains All American Pipeline LP	3.550%	12/15/29	8,200	7,626
	Plains All American Pipeline LP	3.800%	9/15/30	7,300	6,778
	Plains All American Pipeline LP	5.700%	9/15/34	7,500	7,496
	Plains All American Pipeline LP	6.650%	1/15/37	4,100	4,294
	Plains All American Pipeline LP	5.150%	6/1/42	5,130	4,545
	Plains All American Pipeline LP	4.300%	1/31/43	3,645	2,881
	Plains All American Pipeline LP	4.700%	6/15/44	8,580	7,079
	Plains All American Pipeline LP	4.900%	2/15/45	10,964	9,293
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	22,000	22,210
	Sabine Pass Liquefaction LLC	5.000%	3/15/27	36,869	36,954
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	21,100	20,595
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	25,795	24,980
	Sabine Pass Liquefaction LLC	5.900%	9/15/37	4,065	4,136
	Schlumberger Investment SA	4.500%	5/15/28	6,100	6,051
	Schlumberger Investment SA	2.650%	6/26/30	10,060	8,966
	Schlumberger Investment SA	4.850%	5/15/33	7,350	7,176
	Schlumberger Investment SA	5.000%	6/1/34	3,200	3,143
[2]	Shell Finance US Inc.	2.375%	11/7/29	46,263	41,478
[2]	Shell Finance US Inc.	2.750%	4/6/30	23,705	21,364
[2]	Shell Finance US Inc.	4.125%	5/11/35	23,141	21,199
[2]	Shell Finance US Inc.	4.550%	8/12/43	16,125	14,047
[2]	Shell Finance US Inc.	4.375%	5/11/45	32,387	27,055
[2]	Shell Finance US Inc.	4.000%	5/10/46	31,925	25,004
[2]	Shell Finance US Inc.	3.750%	9/12/46	6,325	4,743
[2]	Shell Finance US Inc.	3.250%	4/6/50	15,515	10,432
	Shell International Finance BV	2.875%	5/10/26	9,980	9,762
	Shell International Finance BV	2.500%	9/12/26	12,897	12,483
	Shell International Finance BV	3.875%	11/13/28	15,336	14,891
	Shell International Finance BV	6.375%	12/15/38	30,923	33,621
	Shell International Finance BV	2.875%	11/26/41	6,580	4,640
	Shell International Finance BV	3.625%	8/21/42	2,427	1,885
	Shell International Finance BV	3.125%	11/7/49	13,195	8,677
	Shell International Finance BV	3.000%	11/26/51	21,200	13,399
[7]	South Bow USA Infrastructure Holdings LLC	4.911%	9/1/27	4,350	4,334
[7]	South Bow USA Infrastructure Holdings LLC	5.026%	10/1/29	11,450	11,243
[7]	South Bow USA Infrastructure Holdings LLC	5.584%	10/1/34	14,225	13,831
[7]	South Bow USA Infrastructure Holdings LLC	6.176%	10/1/54	7,975	7,699
	Spectra Energy Partners LP	3.375%	10/15/26	5,145	5,023
	Spectra Energy Partners LP	5.950%	9/25/43	3,140	3,085
	Spectra Energy Partners LP	4.500%	3/15/45	12,925	10,585
	Suncor Energy Inc.	7.150%	2/1/32	6,407	6,945
	Suncor Energy Inc.	5.950%	12/1/34	1,295	1,341
	Suncor Energy Inc.	6.800%	5/15/38	5,331	5,673
	Suncor Energy Inc.	6.850%	6/1/39	7,666	8,278
	Suncor Energy Inc.	4.000%	11/15/47	9,295	6,880
	Suncor Energy Inc.	3.750%	3/4/51	8,595	6,026
	Targa Resources Corp.	6.150%	3/1/29	11,000	11,411
	Targa Resources Corp.	4.200%	2/1/33	13,070	11,868
	Targa Resources Corp.	6.125%	3/15/33	7,794	8,035
	Targa Resources Corp.	6.500%	3/30/34	11,445	12,100
	Targa Resources Corp.	5.500%	2/15/35	34,245	33,698
	Targa Resources Corp.	4.950%	4/15/52	42,970	36,112
	Targa Resources Corp.	6.250%	7/1/52	4,900	4,887
	Targa Resources Corp.	6.500%	2/15/53	13,000	13,545
	Targa Resources Partners LP	6.500%	7/15/27	4,000	4,029
	Targa Resources Partners LP	5.000%	1/15/28	7,000	6,924
	Targa Resources Partners LP	6.875%	1/15/29	7,000	7,156
53

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Targa Resources Partners LP	5.500%	3/1/30	10,000	10,026
	Targa Resources Partners LP	4.875%	2/1/31	10,000	9,658
	Targa Resources Partners LP	4.000%	1/15/32	10,000	9,094
	TC PipeLines LP	3.900%	5/25/27	7,100	6,941
	Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	825	860
	Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	4,000	4,252
	Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	200	228
	Texas Eastern Transmission LP	7.000%	7/15/32	3,205	3,503
	TotalEnergies Capital International SA	3.455%	2/19/29	18,685	17,797
	TotalEnergies Capital International SA	2.829%	1/10/30	11,000	10,009
	TotalEnergies Capital International SA	2.986%	6/29/41	15,428	11,074
	TotalEnergies Capital International SA	3.461%	7/12/49	1,400	980
	TotalEnergies Capital International SA	3.127%	5/29/50	35,100	23,006
	TotalEnergies Capital International SA	3.386%	6/29/60	7,000	4,519
	TotalEnergies Capital SA	3.883%	10/11/28	6,350	6,171
	TotalEnergies Capital SA	5.150%	4/5/34	14,400	14,302
	TotalEnergies Capital SA	4.724%	9/10/34	12,250	11,772
	TotalEnergies Capital SA	5.488%	4/5/54	46,255	44,254
	TotalEnergies Capital SA	5.275%	9/10/54	36,500	33,782
	TotalEnergies Capital SA	5.638%	4/5/64	14,385	13,710
	TotalEnergies Capital SA	5.425%	9/10/64	14,685	13,588
	TransCanada PipeLines Ltd.	4.875%	1/15/26	6,000	5,995
	TransCanada PipeLines Ltd.	4.250%	5/15/28	10,100	9,858
	TransCanada PipeLines Ltd.	4.100%	4/15/30	13,610	12,917
	TransCanada PipeLines Ltd.	4.625%	3/1/34	18,106	16,851
	TransCanada PipeLines Ltd.	5.600%	3/31/34	3,990	3,969
	TransCanada PipeLines Ltd.	5.850%	3/15/36	10,025	10,098
	TransCanada PipeLines Ltd.	6.200%	10/15/37	24,155	24,859
	TransCanada PipeLines Ltd.	7.250%	8/15/38	5,000	5,606
	TransCanada PipeLines Ltd.	6.100%	6/1/40	12,134	12,300
	Transcontinental Gas Pipe Line Co. LLC	7.850%	2/1/26	16,710	17,130
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	11,200	10,878
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	14,546	13,245
	Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/41	3,850	3,616
	Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	2,723	2,294
	Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	6,550	5,430
	Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/50	5,400	3,987
	Valero Energy Corp.	2.150%	9/15/27	6,600	6,171
	Valero Energy Corp.	4.350%	6/1/28	11,262	11,034
	Valero Energy Corp.	2.800%	12/1/31	5,150	4,392
	Valero Energy Corp.	7.500%	4/15/32	7,131	8,008
	Valero Energy Corp.	6.625%	6/15/37	18,035	18,925
	Valero Energy Corp.	4.900%	3/15/45	4,900	4,287
	Valero Energy Corp.	3.650%	12/1/51	10,000	6,729
	Valero Energy Corp.	4.000%	6/1/52	4,500	3,201
	Valero Energy Partners LP	4.500%	3/15/28	3,090	3,046
	Western Midstream Operating LP	4.500%	3/1/28	4,282	4,191
	Western Midstream Operating LP	4.750%	8/15/28	2,157	2,118
	Western Midstream Operating LP	6.350%	1/15/29	8,620	8,927
	Western Midstream Operating LP	4.050%	2/1/30	13,573	12,730
	Western Midstream Operating LP	6.150%	4/1/33	6,545	6,669
	Western Midstream Operating LP	5.450%	11/15/34	9,115	8,792
	Western Midstream Operating LP	5.450%	4/1/44	6,600	5,853
	Western Midstream Operating LP	5.300%	3/1/48	7,240	6,139
	Western Midstream Operating LP	5.500%	8/15/48	2,715	2,350
	Western Midstream Operating LP	5.250%	2/1/50	14,000	11,974
	Williams Cos. Inc.	5.400%	3/2/26	1,700	1,712
	Williams Cos. Inc.	3.750%	6/15/27	12,000	11,691
	Williams Cos. Inc.	5.300%	8/15/28	7,326	7,394
	Williams Cos. Inc.	4.900%	3/15/29	8,900	8,831
	Williams Cos. Inc.	4.800%	11/15/29	7,100	7,007
	Williams Cos. Inc.	3.500%	11/15/30	12,510	11,492
[2]	Williams Cos. Inc.	7.500%	1/15/31	550	607
	Williams Cos. Inc.	2.600%	3/15/31	12,000	10,333
	Williams Cos. Inc.	4.650%	8/15/32	17,370	16,534
	Williams Cos. Inc.	5.650%	3/15/33	10,910	11,006
	Williams Cos. Inc.	5.150%	3/15/34	19,815	19,249
	Williams Cos. Inc.	6.300%	4/15/40	12,920	13,409
	Williams Cos. Inc.	5.800%	11/15/43	8,000	7,836
	Williams Cos. Inc.	5.400%	3/4/44	9,250	8,658
54

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Williams Cos. Inc.	5.750%	6/24/44	6,700	6,480
	Williams Cos. Inc.	4.900%	1/15/45	8,178	7,123
	Williams Cos. Inc.	5.100%	9/15/45	12,038	10,786
	Williams Cos. Inc.	4.850%	3/1/48	8,890	7,581
	Williams Cos. Inc.	3.500%	10/15/51	4,990	3,389
	Williams Cos. Inc.	5.300%	8/15/52	7,130	6,503
	Williams Cos. Inc.	5.800%	11/15/54	8,750	8,538
	Woodside Finance Ltd.	5.100%	9/12/34	14,173	13,495
	Woodside Finance Ltd.	5.700%	9/12/54	8,500	7,915
					5,710,375
Financials (7.5%)
	ACE Capital Trust II	9.700%	4/1/30	725	865
[2]	Aegon Ltd.	5.500%	4/11/48	6,000	5,905
	AerCap Ireland Capital DAC	3.500%	1/15/25	2,050	2,049
	AerCap Ireland Capital DAC	1.750%	1/30/26	10,000	9,674
	AerCap Ireland Capital DAC	4.450%	4/3/26	10,139	10,083
	AerCap Ireland Capital DAC	2.450%	10/29/26	32,000	30,639
	AerCap Ireland Capital DAC	6.100%	1/15/27	3,000	3,067
	AerCap Ireland Capital DAC	3.650%	7/21/27	18,210	17,674
	AerCap Ireland Capital DAC	4.625%	10/15/27	16,000	15,893
	AerCap Ireland Capital DAC	3.875%	1/23/28	15,650	15,147
	AerCap Ireland Capital DAC	5.750%	6/6/28	8,000	8,154
	AerCap Ireland Capital DAC	3.000%	10/29/28	40,000	37,024
	AerCap Ireland Capital DAC	5.100%	1/19/29	10,000	9,986
	AerCap Ireland Capital DAC	4.625%	9/10/29	24,550	23,996
	AerCap Ireland Capital DAC	6.150%	9/30/30	13,300	13,877
	AerCap Ireland Capital DAC	3.300%	1/30/32	63,500	55,345
	AerCap Ireland Capital DAC	3.400%	10/29/33	26,500	22,564
	AerCap Ireland Capital DAC	5.300%	1/19/34	10,000	9,837
	AerCap Ireland Capital DAC	4.950%	9/10/34	32,700	31,156
	AerCap Ireland Capital DAC	3.850%	10/29/41	15,000	11,760
	AerCap Ireland Capital DAC	6.950%	3/10/55	2,300	2,366
	Affiliated Managers Group Inc.	3.300%	6/15/30	11,576	10,576
	Aflac Inc.	1.125%	3/15/26	5,010	4,806
	Aflac Inc.	2.875%	10/15/26	4,765	4,623
	Aflac Inc.	3.600%	4/1/30	27,801	26,117
	Aflac Inc.	4.000%	10/15/46	6,700	5,238
	Aflac Inc.	4.750%	1/15/49	9,075	7,951
	Air Lease Corp.	3.250%	3/1/25	11,202	11,167
[2]	Air Lease Corp.	2.875%	1/15/26	8,734	8,543
[2]	Air Lease Corp.	3.750%	6/1/26	2,680	2,638
[2]	Air Lease Corp.	5.300%	6/25/26	4,600	4,630
	Air Lease Corp.	1.875%	8/15/26	10,000	9,534
	Air Lease Corp.	2.200%	1/15/27	10,000	9,490
	Air Lease Corp.	3.625%	4/1/27	1,569	1,530
	Air Lease Corp.	3.625%	12/1/27	6,800	6,571
	Air Lease Corp.	2.100%	9/1/28	5,000	4,508
	Air Lease Corp.	4.625%	10/1/28	6,300	6,199
	Air Lease Corp.	3.250%	10/1/29	4,265	3,932
[2]	Air Lease Corp.	3.000%	2/1/30	15,300	13,788
	Air Lease Corp.	3.125%	12/1/30	15,000	13,296
[2]	Air Lease Corp.	5.200%	7/15/31	7,000	6,917
[2]	Air Lease Corp.	2.875%	1/15/32	19,650	16,739
	Aircastle Ltd.	4.250%	6/15/26	18,771	18,581
	Alleghany Corp.	4.900%	9/15/44	4,575	4,202
	Alleghany Corp.	3.250%	8/15/51	11,750	7,893
	Allstate Corp.	3.280%	12/15/26	7,950	7,767
	Allstate Corp.	5.050%	6/24/29	4,493	4,515
	Allstate Corp.	1.450%	12/15/30	14,000	11,377
	Allstate Corp.	5.250%	3/30/33	15,475	15,426
	Allstate Corp.	5.350%	6/1/33	1,700	1,710
	Allstate Corp.	5.550%	5/9/35	9,475	9,590
	Allstate Corp.	5.950%	4/1/36	925	971
	Allstate Corp.	4.500%	6/15/43	5,950	5,084
	Allstate Corp.	4.200%	12/15/46	12,415	9,984
	Allstate Corp.	3.850%	8/10/49	16,280	12,200
[2]	Allstate Corp.	6.500%	5/15/57	5,775	5,928
	Ally Financial Inc.	4.625%	3/30/25	2,075	2,071
	Ally Financial Inc.	4.750%	6/9/27	5,000	4,963
55

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ally Financial Inc.	7.100%	11/15/27	24,247	25,584
	Ally Financial Inc.	6.992%	6/13/29	5,685	5,922
[2]	Ally Financial Inc.	8.000%	11/1/31	27,425	30,338
	Ally Financial Inc.	8.000%	11/1/31	2,250	2,485
	American Express Co.	2.250%	3/4/25	6,800	6,784
	American Express Co.	4.900%	2/13/26	13,460	13,503
	American Express Co.	4.990%	5/1/26	22,215	22,221
	American Express Co.	3.125%	5/20/26	9,338	9,150
	American Express Co.	1.650%	11/4/26	9,600	9,100
	American Express Co.	2.550%	3/4/27	31,536	30,181
	American Express Co.	5.645%	4/23/27	18,630	18,825
	American Express Co.	3.300%	5/3/27	38,035	36,901
	American Express Co.	5.389%	7/28/27	11,000	11,118
	American Express Co.	5.850%	11/5/27	8,000	8,244
	American Express Co.	5.098%	2/16/28	47,379	47,633
	American Express Co.	5.043%	7/26/28	9,000	9,032
	American Express Co.	5.282%	7/27/29	26,000	26,241
	American Express Co.	5.532%	4/25/30	7,080	7,206
	American Express Co.	6.489%	10/30/31	10,075	10,757
	American Express Co.	4.989%	5/26/33	5,000	4,884
	American Express Co.	4.420%	8/3/33	9,990	9,490
	American Express Co.	5.043%	5/1/34	11,579	11,365
	American Express Co.	5.625%	7/28/34	4,000	4,044
	American Express Co.	5.915%	4/25/35	10,060	10,272
	American Express Co.	5.284%	7/26/35	14,380	14,212
	American Express Co.	4.050%	12/3/42	11,223	9,391
	American Financial Group Inc.	5.250%	4/2/30	4,057	4,103
	American Financial Group Inc.	4.500%	6/15/47	6,893	5,687
	American International Group Inc.	4.200%	4/1/28	6,915	6,757
	American International Group Inc.	3.400%	6/30/30	12,000	11,072
	American International Group Inc.	5.125%	3/27/33	7,226	7,148
	American International Group Inc.	4.500%	7/16/44	4,106	3,522
	American International Group Inc.	4.750%	4/1/48	11,689	10,350
	American International Group Inc.	4.375%	6/30/50	11,645	9,608
	American National Group Inc.	5.000%	6/15/27	5,361	5,332
	American National Group Inc.	5.750%	10/1/29	3,400	3,408
	Ameriprise Financial Inc.	2.875%	9/15/26	16,275	15,840
	Ameriprise Financial Inc.	5.700%	12/15/28	4,000	4,118
	Ameriprise Financial Inc.	4.500%	5/13/32	3,000	2,883
	Ameriprise Financial Inc.	5.150%	5/15/33	5,000	4,986
[2]	Andrew W Mellon Foundation	0.947%	8/1/27	2,500	2,281
[2]	Aon Corp.	8.205%	1/1/27	3,000	3,159
	Aon Corp.	2.850%	5/28/27	4,365	4,173
	Aon Corp.	4.500%	12/15/28	10,500	10,345
	Aon Corp.	3.750%	5/2/29	9,459	8,988
	Aon Corp.	2.800%	5/15/30	16,672	14,834
	Aon Corp.	2.600%	12/2/31	3,000	2,545
	Aon Corp.	5.000%	9/12/32	2,000	1,967
	Aon Corp.	5.350%	2/28/33	14,056	13,978
	Aon Corp.	6.250%	9/30/40	4,650	4,816
	Aon Corp.	2.900%	8/23/51	12,233	7,428
	Aon Corp.	3.900%	2/28/52	10,617	7,785
	Aon Global Ltd.	4.600%	6/14/44	8,451	7,150
	Aon Global Ltd.	4.750%	5/15/45	1,104	949
	Aon North America Inc.	5.125%	3/1/27	3,335	3,359
	Aon North America Inc.	5.150%	3/1/29	15,735	15,788
	Aon North America Inc.	5.300%	3/1/31	8,435	8,476
	Aon North America Inc.	5.450%	3/1/34	38,582	38,546
	Aon North America Inc.	5.750%	3/1/54	34,315	33,458
[7]	Apollo Debt Solutions BDC	6.900%	4/13/29	11,500	11,876
[7]	Apollo Debt Solutions BDC	6.700%	7/29/31	7,500	7,699
	Apollo Global Management Inc.	6.375%	11/15/33	5,090	5,495
	Apollo Global Management Inc.	5.800%	5/21/54	9,100	9,125
	Apollo Global Management Inc.	6.000%	12/15/54	5,650	5,578
	Arch Capital Finance LLC	4.011%	12/15/26	4,725	4,669
	Arch Capital Finance LLC	5.031%	12/15/46	3,225	2,898
	Arch Capital Group Ltd.	7.350%	5/1/34	1,100	1,243
	Arch Capital Group Ltd.	3.635%	6/30/50	9,640	6,867
	Arch Capital Group US Inc.	5.144%	11/1/43	9,837	8,992
	Ares Capital Corp.	3.875%	1/15/26	5,300	5,238
56

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ares Capital Corp.	2.150%	7/15/26	11,000	10,524
	Ares Capital Corp.	7.000%	1/15/27	10,596	10,981
	Ares Capital Corp.	2.875%	6/15/27	11,278	10,725
	Ares Capital Corp.	5.875%	3/1/29	25,389	25,616
	Ares Capital Corp.	5.950%	7/15/29	11,000	11,129
	Ares Capital Corp.	3.200%	11/15/31	8,700	7,478
	Ares Management Corp.	5.600%	10/11/54	17,300	16,455
[7]	Ares Strategic Income Fund	5.700%	3/15/28	6,550	6,549
[7]	Ares Strategic Income Fund	6.350%	8/15/29	3,000	3,053
[7]	Ares Strategic Income Fund	5.600%	2/15/30	8,500	8,391
	Arthur J Gallagher & Co.	4.600%	12/15/27	2,320	2,311
	Arthur J Gallagher & Co.	4.850%	12/15/29	1,660	1,652
	Arthur J Gallagher & Co.	2.400%	11/9/31	6,000	5,017
	Arthur J Gallagher & Co.	5.000%	2/15/32	1,920	1,894
	Arthur J Gallagher & Co.	5.500%	3/2/33	5,000	5,031
	Arthur J Gallagher & Co.	6.500%	2/15/34	9,628	10,335
	Arthur J Gallagher & Co.	5.150%	2/15/35	3,250	3,166
	Arthur J Gallagher & Co.	3.500%	5/20/51	10,000	6,877
	Arthur J Gallagher & Co.	3.050%	3/9/52	2,000	1,244
	Arthur J Gallagher & Co.	5.750%	3/2/53	8,590	8,410
	Arthur J Gallagher & Co.	6.750%	2/15/54	5,000	5,527
	Arthur J Gallagher & Co.	5.750%	7/15/54	5,650	5,557
	Arthur J Gallagher & Co.	5.550%	2/15/55	3,880	3,719
	Associated Banc-Corp.	6.455%	8/29/30	1,000	1,018
	Assurant Inc.	4.900%	3/27/28	1,600	1,595
	Assurant Inc.	3.700%	2/22/30	1,300	1,210
	Assured Guaranty US Holdings Inc.	6.125%	9/15/28	3,600	3,735
	Assured Guaranty US Holdings Inc.	3.150%	6/15/31	2,000	1,767
	Assured Guaranty US Holdings Inc.	3.600%	9/15/51	2,000	1,366
[7]	Athene Global Funding	5.620%	5/8/26	8,500	8,574
[7]	Athene Global Funding	5.583%	1/9/29	8,500	8,591
	Athene Holding Ltd.	4.125%	1/12/28	12,525	12,214
	Athene Holding Ltd.	6.150%	4/3/30	11,425	11,864
	Athene Holding Ltd.	3.500%	1/15/31	21,558	19,457
	Athene Holding Ltd.	5.875%	1/15/34	10,575	10,720
	Athene Holding Ltd.	3.950%	5/25/51	5,800	4,170
	Athene Holding Ltd.	3.450%	5/15/52	8,775	5,651
	Athene Holding Ltd.	6.250%	4/1/54	15,690	15,736
	Athene Holding Ltd.	6.625%	10/15/54	6,910	6,891
	Australia & New Zealand Banking Group Ltd.	5.000%	3/18/26	8,000	8,043
[2]	Australia & New Zealand Banking Group Ltd.	4.420%	12/16/26	13,750	13,731
	Australia & New Zealand Banking Group Ltd.	4.900%	7/16/27	7,000	7,050
	Australia & New Zealand Banking Group Ltd.	4.615%	12/16/29	14,500	14,376
	AXA SA	8.600%	12/15/30	7,660	9,000
	AXIS Specialty Finance LLC	3.900%	7/15/29	2,600	2,469
[2]	AXIS Specialty Finance LLC	4.900%	1/15/40	2,930	2,742
	AXIS Specialty Finance plc	4.000%	12/6/27	10,000	9,746
	Bain Capital Specialty Finance Inc.	2.950%	3/10/26	3,000	2,912
	Bain Capital Specialty Finance Inc.	2.550%	10/13/26	3,000	2,857
	Banco Bilbao Vizcaya Argentaria SA	6.138%	9/14/28	10,000	10,231
	Banco Bilbao Vizcaya Argentaria SA	7.883%	11/15/34	8,200	8,985
	Banco Bilbao Vizcaya Argentaria SA	6.033%	3/13/35	12,000	12,016
	Banco Santander SA	3.496%	3/24/25	27,200	27,130
	Banco Santander SA	5.179%	11/19/25	12,510	12,484
	Banco Santander SA	1.849%	3/25/26	27,116	26,098
	Banco Santander SA	4.250%	4/11/27	18,975	18,641
	Banco Santander SA	5.294%	8/18/27	32,500	32,678
	Banco Santander SA	6.527%	11/7/27	22,800	23,448
	Banco Santander SA	3.800%	2/23/28	9,800	9,402
	Banco Santander SA	5.552%	3/14/28	11,200	11,292
	Banco Santander SA	4.175%	3/24/28	25,000	24,467
	Banco Santander SA	4.379%	4/12/28	12,800	12,487
[2]	Banco Santander SA	5.365%	7/15/28	7,800	7,853
	Banco Santander SA	5.588%	8/8/28	10,000	10,131
	Banco Santander SA	6.607%	11/7/28	19,000	19,964
	Banco Santander SA	5.538%	3/14/30	11,200	11,257
	Banco Santander SA	3.490%	5/28/30	2,400	2,189
	Banco Santander SA	2.749%	12/3/30	15,000	12,696
	Banco Santander SA	2.958%	3/25/31	17,900	15,613
	Banco Santander SA	5.439%	7/15/31	22,600	22,579
57

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Banco Santander SA	6.921%	8/8/33	22,000	23,135
	Banco Santander SA	6.938%	11/7/33	16,640	18,143
	Banco Santander SA	6.350%	3/14/34	33,200	33,694
[2]	Bank of America Corp.	4.450%	3/3/26	22,051	21,963
[2]	Bank of America Corp.	3.500%	4/19/26	28,565	28,150
[2]	Bank of America Corp.	1.319%	6/19/26	17,500	17,210
[2]	Bank of America Corp.	4.250%	10/22/26	14,515	14,386
	Bank of America Corp.	5.080%	1/20/27	15,600	15,647
[2]	Bank of America Corp.	1.658%	3/11/27	15,000	14,449
[2]	Bank of America Corp.	3.559%	4/23/27	49,330	48,518
	Bank of America Corp.	1.734%	7/22/27	51,550	49,141
	Bank of America Corp.	5.933%	9/15/27	35,000	35,610
[2]	Bank of America Corp.	3.248%	10/21/27	53,700	51,757
[2]	Bank of America Corp.	4.183%	11/25/27	25,000	24,548
[2]	Bank of America Corp.	3.824%	1/20/28	30,992	30,346
[2]	Bank of America Corp.	3.705%	4/24/28	25,875	25,192
	Bank of America Corp.	4.376%	4/27/28	20,050	19,823
[2]	Bank of America Corp.	3.593%	7/21/28	47,625	46,092
[2]	Bank of America Corp.	4.948%	7/22/28	50,000	50,092
	Bank of America Corp.	6.204%	11/10/28	20,500	21,223
[2]	Bank of America Corp.	3.419%	12/20/28	100,985	96,813
[2]	Bank of America Corp.	3.970%	3/5/29	10,000	9,694
	Bank of America Corp.	5.202%	4/25/29	53,605	53,864
[2]	Bank of America Corp.	2.087%	6/14/29	25,000	22,659
[2]	Bank of America Corp.	4.271%	7/23/29	40,000	38,942
	Bank of America Corp.	5.819%	9/15/29	45,000	46,118
[2]	Bank of America Corp.	3.974%	2/7/30	10,000	9,585
[2]	Bank of America Corp.	3.194%	7/23/30	2,865	2,637
[2]	Bank of America Corp.	2.884%	10/22/30	38,825	35,098
[2]	Bank of America Corp.	2.496%	2/13/31	5,955	5,227
[2]	Bank of America Corp.	2.592%	4/29/31	53,048	46,615
[2]	Bank of America Corp.	1.898%	7/23/31	20,800	17,499
[2]	Bank of America Corp.	1.922%	10/24/31	25,000	20,857
[2]	Bank of America Corp.	2.651%	3/11/32	13,300	11,447
	Bank of America Corp.	2.687%	4/22/32	112,675	96,856
	Bank of America Corp.	2.299%	7/21/32	34,000	28,346
	Bank of America Corp.	2.572%	10/20/32	26,399	22,220
[2]	Bank of America Corp.	2.972%	2/4/33	80,000	68,768
	Bank of America Corp.	4.571%	4/27/33	50	48
[2]	Bank of America Corp.	5.015%	7/22/33	55,500	54,425
	Bank of America Corp.	5.288%	4/25/34	77,955	77,348
	Bank of America Corp.	5.872%	9/15/34	35,000	35,950
	Bank of America Corp.	5.468%	1/23/35	51,465	51,598
[2]	Bank of America Corp.	5.425%	8/15/35	14,200	13,819
	Bank of America Corp.	5.518%	10/25/35	84,148	82,590
	Bank of America Corp.	2.482%	9/21/36	31,340	25,519
	Bank of America Corp.	6.110%	1/29/37	13,848	14,332
	Bank of America Corp.	3.846%	3/8/37	32,155	28,469
[2]	Bank of America Corp.	4.244%	4/24/38	36,831	32,621
	Bank of America Corp.	7.750%	5/14/38	18,175	21,229
[2]	Bank of America Corp.	4.078%	4/23/40	23,405	19,877
[2]	Bank of America Corp.	2.676%	6/19/41	76,925	53,221
[2]	Bank of America Corp.	5.875%	2/7/42	5,235	5,456
	Bank of America Corp.	3.311%	4/22/42	47,505	35,522
[2]	Bank of America Corp.	5.000%	1/21/44	14,777	13,794
[2]	Bank of America Corp.	4.875%	4/1/44	7,682	7,029
[2]	Bank of America Corp.	4.750%	4/21/45	4,425	3,900
[2]	Bank of America Corp.	4.443%	1/20/48	10,998	9,234
[2]	Bank of America Corp.	3.946%	1/23/49	17,575	13,425
[2]	Bank of America Corp.	4.330%	3/15/50	2,600	2,117
[2]	Bank of America Corp.	4.083%	3/20/51	104,135	81,219
[2]	Bank of America Corp.	2.831%	10/24/51	75	46
[2]	Bank of America Corp.	3.483%	3/13/52	600	424
	Bank of America Corp.	2.972%	7/21/52	31,750	20,116
	Bank of America NA	5.526%	8/18/26	22,165	22,473
[2]	Bank of America NA	6.000%	10/15/36	7,400	7,646
	Bank of Montreal	5.300%	6/5/26	8,000	8,072
[2]	Bank of Montreal	2.650%	3/8/27	15,825	15,192
[2]	Bank of Montreal	4.567%	9/10/27	10,300	10,267
[2]	Bank of Montreal	4.700%	9/14/27	5,100	5,096
58

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bank of Montreal	5.203%	2/1/28	27,800	28,012
	Bank of Montreal	5.717%	9/25/28	8,300	8,511
	Bank of Montreal	5.511%	6/4/31	10,500	10,666
[2]	Bank of Montreal	3.803%	12/15/32	18,390	17,589
	Bank of Montreal	3.088%	1/10/37	7,600	6,332
[2]	Bank of New York Mellon Corp.	2.800%	5/4/26	9,358	9,158
[2]	Bank of New York Mellon Corp.	5.148%	5/22/26	4,915	4,920
[2]	Bank of New York Mellon Corp.	2.450%	8/17/26	8,315	8,053
[2]	Bank of New York Mellon Corp.	2.050%	1/26/27	3,400	3,238
	Bank of New York Mellon Corp.	4.947%	4/26/27	13,055	13,105
[2]	Bank of New York Mellon Corp.	3.250%	5/16/27	15,989	15,513
[2]	Bank of New York Mellon Corp.	3.400%	1/29/28	6,200	5,977
[2]	Bank of New York Mellon Corp.	3.442%	2/7/28	14,576	14,184
[2]	Bank of New York Mellon Corp.	3.992%	6/13/28	9,000	8,837
	Bank of New York Mellon Corp.	4.890%	7/21/28	21,350	21,423
[2]	Bank of New York Mellon Corp.	5.802%	10/25/28	15,000	15,391
[2]	Bank of New York Mellon Corp.	3.000%	10/30/28	3,700	3,457
	Bank of New York Mellon Corp.	4.543%	2/1/29	11,875	11,773
[2]	Bank of New York Mellon Corp.	6.317%	10/25/29	9,000	9,452
[2]	Bank of New York Mellon Corp.	4.975%	3/14/30	71,000	70,961
[2]	Bank of New York Mellon Corp.	1.650%	1/28/31	3,113	2,573
	Bank of New York Mellon Corp.	2.500%	1/26/32	9,350	7,931
	Bank of New York Mellon Corp.	5.060%	7/22/32	17,500	17,455
[2]	Bank of New York Mellon Corp.	5.834%	10/25/33	26,000	26,910
	Bank of New York Mellon Corp.	4.706%	2/1/34	26,500	25,438
[2]	Bank of New York Mellon Corp.	4.967%	4/26/34	20,000	19,570
[2]	Bank of New York Mellon Corp.	5.188%	3/14/35	11,065	10,937
	Bank of Nova Scotia	1.050%	3/2/26	10,000	9,596
	Bank of Nova Scotia	2.700%	8/3/26	28,496	27,650
	Bank of Nova Scotia	1.300%	9/15/26	10,000	9,457
	Bank of Nova Scotia	1.950%	2/2/27	2,000	1,891
[2]	Bank of Nova Scotia	5.400%	6/4/27	4,500	4,571
	Bank of Nova Scotia	5.250%	6/12/28	25,700	25,967
	Bank of Nova Scotia	4.404%	9/8/28	1,280	1,266
[2]	Bank of Nova Scotia	5.450%	8/1/29	3,750	3,816
	Bank of Nova Scotia	2.450%	2/2/32	20,650	17,259
	Bank of Nova Scotia	4.740%	11/10/32	14,120	13,672
	Bank of Nova Scotia	5.650%	2/1/34	8,300	8,436
	Bank of Nova Scotia	4.588%	5/4/37	25,500	23,454
	BankUnited Inc.	5.125%	6/11/30	5,000	4,805
	Barclays plc	3.650%	3/16/25	15,176	15,136
	Barclays plc	4.375%	1/12/26	25,200	25,079
[2]	Barclays plc	2.852%	5/7/26	15,950	15,827
	Barclays plc	5.200%	5/12/26	19,105	19,109
	Barclays plc	7.325%	11/2/26	15,000	15,269
	Barclays plc	5.829%	5/9/27	35,100	35,468
	Barclays plc	6.496%	9/13/27	11,525	11,799
	Barclays plc	2.279%	11/24/27	23,530	22,368
	Barclays plc	4.337%	1/10/28	13,206	12,912
	Barclays plc	5.674%	3/12/28	11,775	11,913
	Barclays plc	4.836%	5/9/28	26,410	25,932
	Barclays plc	4.837%	9/10/28	18,531	18,408
	Barclays plc	7.385%	11/2/28	15,000	15,889
[2]	Barclays plc	4.972%	5/16/29	14,400	14,267
	Barclays plc	6.490%	9/13/29	31,205	32,456
	Barclays plc	5.690%	3/12/30	14,000	14,138
[2]	Barclays plc	5.088%	6/20/30	10,530	10,253
	Barclays plc	4.942%	9/10/30	46,118	45,185
	Barclays plc	2.645%	6/24/31	34,800	30,232
	Barclays plc	2.667%	3/10/32	14,250	12,090
	Barclays plc	2.894%	11/24/32	23,935	20,234
	Barclays plc	5.746%	8/9/33	9,945	9,945
	Barclays plc	7.437%	11/2/33	32,500	35,773
	Barclays plc	6.224%	5/9/34	16,885	17,317
	Barclays plc	7.119%	6/27/34	15,259	16,210
	Barclays plc	6.692%	9/13/34	20,415	21,620
	Barclays plc	5.335%	9/10/35	39,972	38,416
	Barclays plc	3.564%	9/23/35	24,475	21,623
	Barclays plc	3.811%	3/10/42	11,600	8,964
	Barclays plc	3.330%	11/24/42	16,000	11,565
59

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Barclays plc	5.250%	8/17/45	4,000	3,732
	Barclays plc	4.950%	1/10/47	13,800	12,255
	Barclays plc	6.036%	3/12/55	9,000	8,986
	Berkshire Hathaway Finance Corp.	2.300%	3/15/27	5,000	4,783
	Berkshire Hathaway Finance Corp.	1.850%	3/12/30	2,000	1,744
	Berkshire Hathaway Finance Corp.	1.450%	10/15/30	5,000	4,185
	Berkshire Hathaway Finance Corp.	2.875%	3/15/32	12,000	10,492
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	4,325	3,920
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	12,729	10,992
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	25,450	20,958
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	26,395	21,987
	Berkshire Hathaway Finance Corp.	2.850%	10/15/50	34,825	21,771
	Berkshire Hathaway Finance Corp.	2.500%	1/15/51	10,000	5,765
	Berkshire Hathaway Finance Corp.	3.850%	3/15/52	34,385	25,968
	Berkshire Hathaway Inc.	3.125%	3/15/26	46,785	46,069
	Berkshire Hathaway Inc.	4.500%	2/11/43	2,765	2,551
	BGC Group Inc.	8.000%	5/25/28	4,800	5,104
	BlackRock Funding Inc.	4.600%	7/26/27	7,020	7,034
	BlackRock Funding Inc.	4.700%	3/14/29	6,750	6,756
	BlackRock Funding Inc.	5.000%	3/14/34	16,300	16,100
	BlackRock Funding Inc.	4.900%	1/8/35	9,520	9,302
	BlackRock Funding Inc.	5.250%	3/14/54	16,300	15,369
	BlackRock Funding Inc.	5.350%	1/8/55	9,520	9,095
	Blackrock Inc.	3.200%	3/15/27	6,000	5,843
	Blackrock Inc.	3.250%	4/30/29	3,000	2,834
	Blackrock Inc.	2.400%	4/30/30	11,000	9,760
	Blackrock Inc.	1.900%	1/28/31	13,575	11,434
	Blackrock Inc.	2.100%	2/25/32	30,500	25,098
	Blackrock Inc.	4.750%	5/25/33	5,000	4,887
	BlackRock TCP Capital Corp.	6.950%	5/30/29	1,550	1,614
	Blackstone Private Credit Fund	2.625%	12/15/26	7,369	7,020
[7]	Blackstone Private Credit Fund	4.950%	9/26/27	3,500	3,459
	Blackstone Private Credit Fund	7.300%	11/27/28	9,400	9,885
	Blackstone Private Credit Fund	5.950%	7/16/29	9,760	9,826
[7]	Blackstone Private Credit Fund	5.600%	11/22/29	19,550	19,303
[7]	Blackstone Private Credit Fund	5.250%	4/1/30	9,500	9,229
	Blackstone Private Credit Fund	6.250%	1/25/31	5,585	5,693
[7]	Blackstone Private Credit Fund	6.000%	11/22/34	5,800	5,644
	Blackstone Reg Finance Co. LLC	5.000%	12/6/34	9,300	9,000
	Blackstone Secured Lending Fund	3.625%	1/15/26	15,000	14,764
	Blackstone Secured Lending Fund	2.750%	9/16/26	5,000	4,798
	Blackstone Secured Lending Fund	5.875%	11/15/27	7,600	7,721
	Blackstone Secured Lending Fund	5.350%	4/13/28	5,000	4,986
	Blackstone Secured Lending Fund	2.850%	9/30/28	7,575	6,876
	Blue Owl Capital Corp.	4.000%	3/30/25	4,725	4,705
	Blue Owl Capital Corp.	4.250%	1/15/26	6,816	6,741
	Blue Owl Capital Corp.	3.400%	7/15/26	8,000	7,752
	Blue Owl Capital Corp.	2.625%	1/15/27	9,900	9,347
	Blue Owl Capital Corp.	2.875%	6/11/28	24,790	22,535
	Blue Owl Capital Corp.	5.950%	3/15/29	11,725	11,771
[2]	Blue Owl Credit Income Corp.	5.500%	3/21/25	7,220	7,209
[2]	Blue Owl Credit Income Corp.	3.125%	9/23/26	1,598	1,534
	Blue Owl Credit Income Corp.	7.950%	6/13/28	5,150	5,468
	Blue Owl Credit Income Corp.	7.750%	1/15/29	5,000	5,331
[7]	Blue Owl Credit Income Corp.	6.600%	9/15/29	5,000	5,099
[7]	Blue Owl Credit Income Corp.	5.800%	3/15/30	19,600	19,287
	Blue Owl Credit Income Corp.	6.650%	3/15/31	11,500	11,694
	Blue Owl Finance LLC	6.250%	4/18/34	11,800	12,117
[7]	Blue Owl Technology Finance Corp. II	6.750%	4/4/29	7,000	7,040
[2]	BPCE SA	3.375%	12/2/26	4,001	3,905
[7]	BPCE SA	3.250%	1/11/28	275	260
	Brighthouse Financial Inc.	5.625%	5/15/30	5,000	5,104
	Brighthouse Financial Inc.	4.700%	6/22/47	8,415	6,521
	Brighthouse Financial Inc.	3.850%	12/22/51	3,550	2,299
	Brookfield Capital Finance LLC	6.087%	6/14/33	12,184	12,606
	Brookfield Finance I UK plc	2.340%	1/30/32	7,385	6,098
	Brookfield Finance Inc.	4.250%	6/2/26	1,015	1,008
	Brookfield Finance Inc.	3.900%	1/25/28	2,125	2,067
	Brookfield Finance Inc.	4.850%	3/29/29	18,625	18,486
	Brookfield Finance Inc.	4.350%	4/15/30	920	886
60

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Brookfield Finance Inc.	2.724%	4/15/31	10,300	8,953
	Brookfield Finance Inc.	6.350%	1/5/34	14,150	14,891
	Brookfield Finance Inc.	5.675%	1/15/35	5,845	5,874
	Brookfield Finance Inc.	3.500%	3/30/51	2,825	1,947
	Brookfield Finance Inc.	5.968%	3/4/54	9,500	9,595
	Brookfield Finance LLC	3.450%	4/15/50	16,950	11,586
	Brown & Brown Inc.	4.500%	3/15/29	6,575	6,437
	Brown & Brown Inc.	2.375%	3/15/31	7,603	6,388
	Brown & Brown Inc.	4.200%	3/17/32	9,730	8,975
	Brown & Brown Inc.	5.650%	6/11/34	2,500	2,501
	Brown & Brown Inc.	4.950%	3/17/52	6,855	5,846
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	15,000	14,278
	Canadian Imperial Bank of Commerce	5.615%	7/17/26	5,500	5,572
	Canadian Imperial Bank of Commerce	3.450%	4/7/27	17,545	17,064
	Canadian Imperial Bank of Commerce	5.237%	6/28/27	6,320	6,390
	Canadian Imperial Bank of Commerce	4.508%	9/11/27	6,100	6,070
	Canadian Imperial Bank of Commerce	5.001%	4/28/28	6,490	6,506
	Canadian Imperial Bank of Commerce	5.986%	10/3/28	5,795	5,981
	Canadian Imperial Bank of Commerce	5.260%	4/8/29	11,500	11,594
	Canadian Imperial Bank of Commerce	3.600%	4/7/32	31,084	27,886
	Canadian Imperial Bank of Commerce	6.092%	10/3/33	17,980	18,788
	Capital One Financial Corp.	2.636%	3/3/26	20,000	19,910
	Capital One Financial Corp.	3.750%	7/28/26	19,088	18,741
	Capital One Financial Corp.	3.750%	3/9/27	26,750	26,127
	Capital One Financial Corp.	3.650%	5/11/27	18,040	17,563
	Capital One Financial Corp.	7.149%	10/29/27	5,500	5,707
	Capital One Financial Corp.	1.878%	11/2/27	13,773	13,015
	Capital One Financial Corp.	3.800%	1/31/28	20,375	19,662
	Capital One Financial Corp.	5.468%	2/1/29	58,482	58,894
	Capital One Financial Corp.	6.312%	6/8/29	20,000	20,655
	Capital One Financial Corp.	5.700%	2/1/30	21,314	21,606
	Capital One Financial Corp.	3.273%	3/1/30	11,120	10,267
	Capital One Financial Corp.	5.247%	7/26/30	6,000	5,978
[2]	Capital One Financial Corp.	7.624%	10/30/31	12,700	14,008
	Capital One Financial Corp.	2.359%	7/29/32	4,000	3,219
	Capital One Financial Corp.	2.618%	11/2/32	6,000	4,977
	Capital One Financial Corp.	5.268%	5/10/33	6,640	6,472
	Capital One Financial Corp.	6.377%	6/8/34	25,078	26,024
	Capital One Financial Corp.	6.051%	2/1/35	37,443	38,037
	Carlyle Secured Lending Inc.	6.750%	2/18/30	2,050	2,090
	Cboe Global Markets Inc.	3.650%	1/12/27	4,910	4,819
	Cboe Global Markets Inc.	1.625%	12/15/30	5,830	4,837
	Charles Schwab Corp.	3.000%	3/10/25	6,000	5,980
	Charles Schwab Corp.	4.200%	3/24/25	5,000	4,993
	Charles Schwab Corp.	3.450%	2/13/26	3,225	3,178
	Charles Schwab Corp.	0.900%	3/11/26	16,475	15,765
	Charles Schwab Corp.	1.150%	5/13/26	10,000	9,550
	Charles Schwab Corp.	5.875%	8/24/26	11,080	11,278
	Charles Schwab Corp.	3.200%	3/2/27	3,500	3,391
	Charles Schwab Corp.	2.450%	3/3/27	31,290	29,865
	Charles Schwab Corp.	3.300%	4/1/27	13,850	13,448
	Charles Schwab Corp.	3.200%	1/25/28	5,350	5,120
	Charles Schwab Corp.	2.000%	3/20/28	10,000	9,162
	Charles Schwab Corp.	4.000%	2/1/29	5,550	5,380
	Charles Schwab Corp.	3.250%	5/22/29	5,990	5,610
	Charles Schwab Corp.	2.750%	10/1/29	2,590	2,354
	Charles Schwab Corp.	6.196%	11/17/29	13,775	14,346
	Charles Schwab Corp.	4.625%	3/22/30	30	30
	Charles Schwab Corp.	1.650%	3/11/31	12,200	9,992
	Charles Schwab Corp.	2.300%	5/13/31	16,000	13,593
	Charles Schwab Corp.	1.950%	12/1/31	13,985	11,409
	Charles Schwab Corp.	2.900%	3/3/32	26,000	22,409
	Charles Schwab Corp.	5.853%	5/19/34	13,000	13,372
	Charles Schwab Corp.	6.136%	8/24/34	19,675	20,619
	Chubb Corp.	6.000%	5/11/37	4,200	4,456
[2]	Chubb Corp.	6.500%	5/15/38	9,705	10,683
	Chubb INA Holdings LLC	3.150%	3/15/25	7,654	7,626
	Chubb INA Holdings LLC	3.350%	5/3/26	30,696	30,230
	Chubb INA Holdings LLC	1.375%	9/15/30	9,400	7,797
	Chubb INA Holdings LLC	5.000%	3/15/34	21,530	21,259
61

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chubb INA Holdings LLC	6.700%	5/15/36	1,810	2,006
	Chubb INA Holdings LLC	4.150%	3/13/43	6,100	5,095
	Chubb INA Holdings LLC	4.350%	11/3/45	20,692	17,614
	Chubb INA Holdings LLC	2.850%	12/15/51	6,000	3,782
	Chubb INA Holdings LLC	3.050%	12/15/61	7,800	4,715
	CI Financial Corp.	3.200%	12/17/30	10,930	9,283
[2]	Cincinnati Financial Corp.	6.920%	5/15/28	6,363	6,758
[2]	Citibank NA	5.438%	4/30/26	20,000	20,189
	Citibank NA	4.929%	8/6/26	10,000	10,039
[2]	Citibank NA	5.488%	12/4/26	19,000	19,283
	Citibank NA	4.876%	11/19/27	40,000	40,010
	Citibank NA	5.803%	9/29/28	24,770	25,533
	Citibank NA	4.838%	8/6/29	7,195	7,147
[2]	Citibank NA	5.570%	4/30/34	22,500	22,767
	Citigroup Inc.	3.875%	3/26/25	20,019	19,964
	Citigroup Inc.	3.700%	1/12/26	13,478	13,352
	Citigroup Inc.	4.600%	3/9/26	37,650	37,543
	Citigroup Inc.	3.290%	3/17/26	30,000	29,881
	Citigroup Inc.	3.400%	5/1/26	10,250	10,073
	Citigroup Inc.	3.200%	10/21/26	41,250	40,126
	Citigroup Inc.	4.300%	11/20/26	32,850	32,548
	Citigroup Inc.	1.122%	1/28/27	18,425	17,689
	Citigroup Inc.	4.450%	9/29/27	34,810	34,323
[2]	Citigroup Inc.	3.887%	1/10/28	35,125	34,408
	Citigroup Inc.	6.625%	1/15/28	25	26
[2]	Citigroup Inc.	3.070%	2/24/28	20,000	19,228
	Citigroup Inc.	4.658%	5/24/28	5,570	5,531
[2]	Citigroup Inc.	3.668%	7/24/28	48,950	47,385
	Citigroup Inc.	4.125%	7/25/28	600	583
[2]	Citigroup Inc.	3.520%	10/27/28	30,050	28,898
	Citigroup Inc.	5.174%	2/13/30	27,365	27,318
	Citigroup Inc.	4.542%	9/19/30	15,800	15,346
[2]	Citigroup Inc.	2.976%	11/5/30	38,100	34,385
[2]	Citigroup Inc.	2.666%	1/29/31	3,680	3,251
[2]	Citigroup Inc.	4.412%	3/31/31	78,850	75,731
[2]	Citigroup Inc.	2.572%	6/3/31	5,000	4,356
	Citigroup Inc.	6.625%	6/15/32	3,535	3,775
	Citigroup Inc.	2.520%	11/3/32	18,000	14,991
	Citigroup Inc.	3.057%	1/25/33	63,100	54,170
	Citigroup Inc.	5.875%	2/22/33	3,000	3,062
	Citigroup Inc.	3.785%	3/17/33	64,300	57,749
	Citigroup Inc.	4.910%	5/24/33	8,000	7,720
	Citigroup Inc.	6.000%	10/31/33	6,135	6,308
	Citigroup Inc.	6.270%	11/17/33	43,000	45,050
	Citigroup Inc.	6.174%	5/25/34	61,365	62,472
	Citigroup Inc.	5.827%	2/13/35	49,515	49,271
	Citigroup Inc.	5.449%	6/11/35	20,000	19,836
	Citigroup Inc.	6.125%	8/25/36	11,118	11,332
[2]	Citigroup Inc.	3.878%	1/24/39	13,125	10,950
	Citigroup Inc.	8.125%	7/15/39	13,096	16,142
[2]	Citigroup Inc.	5.316%	3/26/41	69,175	66,410
	Citigroup Inc.	5.875%	1/30/42	13,339	13,616
	Citigroup Inc.	2.904%	11/3/42	2,290	1,599
	Citigroup Inc.	6.675%	9/13/43	1,780	1,952
	Citigroup Inc.	4.950%	11/7/43	8,250	7,113
	Citigroup Inc.	5.300%	5/6/44	8,700	8,173
	Citigroup Inc.	4.650%	7/30/45	8,275	7,198
	Citigroup Inc.	4.750%	5/18/46	9,658	8,410
[2]	Citigroup Inc.	4.281%	4/24/48	2,125	1,734
	Citigroup Inc.	4.650%	7/23/48	19,785	16,954
[2]	Citizens Bank NA	3.750%	2/18/26	11,241	11,097
	Citizens Bank NA	4.575%	8/9/28	6,075	6,014
	Citizens Financial Group Inc.	2.850%	7/27/26	950	918
	Citizens Financial Group Inc.	5.841%	1/23/30	13,825	14,027
	Citizens Financial Group Inc.	2.500%	2/6/30	11,045	9,653
	Citizens Financial Group Inc.	3.250%	4/30/30	7,000	6,327
	Citizens Financial Group Inc.	4.300%	2/11/31	270	259
	Citizens Financial Group Inc.	2.638%	9/30/32	8,000	6,430
	Citizens Financial Group Inc.	6.645%	4/25/35	8,556	9,020
	CME Group Inc.	3.750%	6/15/28	2,671	2,599
62

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CME Group Inc.	5.300%	9/15/43	7,840	7,838
	CME Group Inc.	4.150%	6/15/48	9,762	8,045
	CNA Financial Corp.	4.500%	3/1/26	2,650	2,642
	CNA Financial Corp.	3.450%	8/15/27	5,000	4,833
	CNA Financial Corp.	3.900%	5/1/29	11,450	10,955
	CNA Financial Corp.	2.050%	8/15/30	2,445	2,098
	CNA Financial Corp.	5.500%	6/15/33	5,302	5,350
	CNA Financial Corp.	5.125%	2/15/34	5,406	5,305
	CNO Financial Group Inc.	5.250%	5/30/29	5,400	5,360
	CNO Financial Group Inc.	6.450%	6/15/34	8,570	8,841
	Comerica Bank	5.332%	8/25/33	5,110	4,876
	Comerica Inc.	3.800%	7/22/26	850	833
	Comerica Inc.	4.000%	2/1/29	5,370	5,092
	Comerica Inc.	5.982%	1/30/30	10,235	10,345
	Commonwealth Bank of Australia	5.316%	3/13/26	11,105	11,204
[7]	Commonwealth Bank of Australia	2.625%	9/6/26	500	485
	Commonwealth Bank of Australia	4.577%	11/27/26	11,250	11,259
	Cooperatieve Rabobank UA	4.850%	1/9/26	8,300	8,323
[2]	Cooperatieve Rabobank UA	3.750%	7/21/26	11,935	11,696
	Cooperatieve Rabobank UA	5.500%	10/5/26	23,300	23,674
	Cooperatieve Rabobank UA	4.800%	1/9/29	8,300	8,277
	Cooperatieve Rabobank UA	4.494%	10/17/29	13,250	12,990
[2]	Cooperatieve Rabobank UA	5.250%	5/24/41	663	643
	Cooperatieve Rabobank UA	5.750%	12/1/43	20,449	20,295
	Cooperatieve Rabobank UA	5.250%	8/4/45	29,173	27,437
	Corebridge Financial Inc.	3.650%	4/5/27	12,000	11,660
	Corebridge Financial Inc.	3.850%	4/5/29	16,288	15,556
	Corebridge Financial Inc.	3.900%	4/5/32	32,628	29,697
	Corebridge Financial Inc.	6.050%	9/15/33	15,695	16,226
	Corebridge Financial Inc.	5.750%	1/15/34	11,785	12,000
	Corebridge Financial Inc.	4.350%	4/5/42	11,815	9,818
	Corebridge Financial Inc.	4.400%	4/5/52	19,265	15,471
	Corebridge Financial Inc.	6.875%	12/15/52	4,000	4,105
	Corebridge Financial Inc.	6.375%	9/15/54	8,500	8,474
	Credit Suisse USA LLC	7.125%	7/15/32	7,791	8,619
[2]	Deutsche Bank AG	4.100%	1/13/26	7,825	7,755
	Deutsche Bank AG	1.686%	3/19/26	10,000	9,642
	Deutsche Bank AG	2.129%	11/24/26	23,350	22,748
	Deutsche Bank AG	7.146%	7/13/27	15,370	15,837
	Deutsche Bank AG	2.311%	11/16/27	24,792	23,560
	Deutsche Bank AG	2.552%	1/7/28	3,976	3,778
	Deutsche Bank AG	5.706%	2/8/28	7,000	7,073
	Deutsche Bank AG	6.720%	1/18/29	20,800	21,579
	Deutsche Bank AG	6.819%	11/20/29	28,300	29,602
	Deutsche Bank AG	4.999%	9/11/30	30,000	29,311
	Deutsche Bank AG	5.882%	7/8/31	2,282	2,273
[2]	Deutsche Bank AG	3.547%	9/18/31	15,000	13,449
	Deutsche Bank AG	3.729%	1/14/32	15,895	13,890
	Deutsche Bank AG	4.875%	12/1/32	14,405	13,959
	Deutsche Bank AG	3.742%	1/7/33	13,126	11,115
	Deutsche Bank AG	7.079%	2/10/34	16,846	17,345
	Deutsche Bank AG	5.403%	9/11/35	13,800	13,112
[2]	Discover Bank	4.250%	3/13/26	6,203	6,150
[2]	Discover Bank	3.450%	7/27/26	29,330	28,677
[2]	Discover Bank	4.650%	9/13/28	3,000	2,937
[2]	Discover Bank	2.700%	2/6/30	8,000	7,060
	Discover Financial Services	3.750%	3/4/25	12,486	12,457
	Discover Financial Services	4.500%	1/30/26	18,350	18,270
	Discover Financial Services	4.100%	2/9/27	15,300	15,021
	Discover Financial Services	7.964%	11/2/34	12,000	13,703
	Eaton Vance Corp.	3.500%	4/6/27	5,053	4,922
	Enact Holdings Inc.	6.250%	5/28/29	9,779	9,950
	Enstar Finance LLC	5.500%	1/15/42	7,055	6,725
	Enstar Group Ltd.	4.950%	6/1/29	5,714	5,614
	Enstar Group Ltd.	3.100%	9/1/31	6,000	5,127
	Equitable Holdings Inc.	4.350%	4/20/28	15,650	15,332
	Equitable Holdings Inc.	5.594%	1/11/33	6,180	6,240
	Equitable Holdings Inc.	5.000%	4/20/48	15,118	13,443
	Essent Group Ltd.	6.250%	7/1/29	5,800	5,923
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	3,225	2,791
63

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	12,000	8,144
	Everest Reinsurance Holdings Inc.	3.125%	10/15/52	11,000	6,794
	F&G Annuities & Life Inc.	6.250%	10/4/34	5,750	5,586
	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	6,000	5,958
	Fairfax Financial Holdings Ltd.	4.625%	4/29/30	10,000	9,756
	Fairfax Financial Holdings Ltd.	3.375%	3/3/31	5,000	4,460
	Fairfax Financial Holdings Ltd.	5.625%	8/16/32	7,600	7,687
	Fairfax Financial Holdings Ltd.	6.000%	12/7/33	8,570	8,833
	Fairfax Financial Holdings Ltd.	6.350%	3/22/54	11,250	11,562
[7]	Fairfax Financial Holdings Ltd.	6.100%	3/15/55	6,900	6,804
	Fidelity National Financial Inc.	3.400%	6/15/30	4,311	3,911
	Fidelity National Financial Inc.	2.450%	3/15/31	7,000	5,904
	Fidelity National Financial Inc.	3.200%	9/17/51	10,000	6,151
	Fifth Third Bancorp	2.550%	5/5/27	2,208	2,096
	Fifth Third Bancorp	1.707%	11/1/27	4,466	4,214
	Fifth Third Bancorp	3.950%	3/14/28	9,400	9,101
	Fifth Third Bancorp	4.055%	4/25/28	4,865	4,760
	Fifth Third Bancorp	6.361%	10/27/28	10,000	10,335
	Fifth Third Bancorp	6.339%	7/27/29	13,360	13,853
	Fifth Third Bancorp	4.772%	7/28/30	5,000	4,898
	Fifth Third Bancorp	4.895%	9/6/30	3,000	2,958
	Fifth Third Bancorp	5.631%	1/29/32	10,000	10,107
	Fifth Third Bancorp	4.337%	4/25/33	5,300	4,917
	Fifth Third Bancorp	8.250%	3/1/38	14,786	17,726
[2]	Fifth Third Bank Inc.	3.850%	3/15/26	22,432	22,176
[2]	Fifth Third Bank Inc.	2.250%	2/1/27	3,400	3,228
	First American Financial Corp.	4.000%	5/15/30	3,130	2,917
	First American Financial Corp.	2.400%	8/15/31	7,000	5,758
	First American Financial Corp.	5.450%	9/30/34	5,000	4,824
[2]	First Horizon Bank	5.750%	5/1/30	4,595	4,571
	First-Citizens Bank & Trust Co.	6.125%	3/9/28	4,210	4,324
	FNB Corp.	5.722%	12/11/30	4,100	4,047
	Franklin Resources Inc.	2.850%	3/30/25	3,000	2,985
	Franklin Resources Inc.	1.600%	10/30/30	6,000	4,989
	Franklin Resources Inc.	2.950%	8/12/51	4,000	2,471
	FS KKR Capital Corp.	3.400%	1/15/26	10,767	10,557
	FS KKR Capital Corp.	2.625%	1/15/27	4,500	4,257
	FS KKR Capital Corp.	7.875%	1/15/29	4,500	4,783
	FS KKR Capital Corp.	6.125%	1/15/30	9,500	9,495
	GATX Corp.	3.250%	3/30/25	2,300	2,288
	GATX Corp.	3.250%	9/15/26	2,800	2,728
	GATX Corp.	3.850%	3/30/27	4,885	4,768
	GATX Corp.	3.500%	3/15/28	7,000	6,687
	GATX Corp.	4.550%	11/7/28	7,215	7,093
	GATX Corp.	4.700%	4/1/29	4,000	3,939
	GATX Corp.	4.000%	6/30/30	8,315	7,867
	GATX Corp.	1.900%	6/1/31	6,599	5,375
	GATX Corp.	3.500%	6/1/32	975	862
	GATX Corp.	5.450%	9/15/33	7,500	7,510
	GATX Corp.	6.050%	3/15/34	2,200	2,299
	GATX Corp.	6.900%	5/1/34	9,400	10,310
	GATX Corp.	5.200%	3/15/44	325	295
	GATX Corp.	4.500%	3/30/45	2,175	1,758
	GATX Corp.	3.100%	6/1/51	6,000	3,794
	GATX Corp.	6.050%	6/5/54	2,635	2,702
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	23,000	21,197
	Globe Life Inc.	4.550%	9/15/28	3,200	3,158
	Globe Life Inc.	2.150%	8/15/30	4,450	3,765
[2]	Goldman Sachs Bank USA	5.283%	3/18/27	25,635	25,784
	Goldman Sachs Bank USA	5.414%	5/21/27	35,000	35,263
	Goldman Sachs BDC Inc.	2.875%	1/15/26	4,801	4,695
	Goldman Sachs Capital I	6.345%	2/15/34	9,435	9,842
	Goldman Sachs Group Inc.	3.750%	2/25/26	41,600	41,165
	Goldman Sachs Group Inc.	3.500%	11/16/26	54,865	53,632
	Goldman Sachs Group Inc.	5.950%	1/15/27	3,845	3,940
	Goldman Sachs Group Inc.	3.850%	1/26/27	51,026	50,086
	Goldman Sachs Group Inc.	1.431%	3/9/27	47,015	45,113
	Goldman Sachs Group Inc.	1.542%	9/10/27	21,000	19,856
	Goldman Sachs Group Inc.	1.948%	10/21/27	25,000	23,715
	Goldman Sachs Group Inc.	2.640%	2/24/28	5,000	4,766
64

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Goldman Sachs Group Inc.	3.615%	3/15/28	26,580	25,833
[2]	Goldman Sachs Group Inc.	3.691%	6/5/28	9,575	9,294
	Goldman Sachs Group Inc.	4.482%	8/23/28	44,763	44,234
[2]	Goldman Sachs Group Inc.	3.814%	4/23/29	41,494	39,894
[2]	Goldman Sachs Group Inc.	4.223%	5/1/29	53,875	52,439
	Goldman Sachs Group Inc.	6.484%	10/24/29	10,225	10,709
	Goldman Sachs Group Inc.	2.600%	2/7/30	4,000	3,540
	Goldman Sachs Group Inc.	3.800%	3/15/30	37,960	35,599
	Goldman Sachs Group Inc.	5.727%	4/25/30	26,000	26,540
	Goldman Sachs Group Inc.	5.049%	7/23/30	20,000	19,889
	Goldman Sachs Group Inc.	4.692%	10/23/30	11,100	10,871
	Goldman Sachs Group Inc.	1.992%	1/27/32	26,275	21,701
	Goldman Sachs Group Inc.	2.615%	4/22/32	68,291	58,191
	Goldman Sachs Group Inc.	2.383%	7/21/32	26,415	22,057
	Goldman Sachs Group Inc.	2.650%	10/21/32	63,190	53,362
	Goldman Sachs Group Inc.	3.102%	2/24/33	39,680	34,213
	Goldman Sachs Group Inc.	5.851%	4/25/35	12,000	12,206
	Goldman Sachs Group Inc.	5.330%	7/23/35	20,000	19,626
	Goldman Sachs Group Inc.	5.016%	10/23/35	31,800	30,489
	Goldman Sachs Group Inc.	6.450%	5/1/36	8,400	8,853
	Goldman Sachs Group Inc.	6.750%	10/1/37	56,135	60,195
[2]	Goldman Sachs Group Inc.	4.017%	10/31/38	57,447	48,601
[2]	Goldman Sachs Group Inc.	4.411%	4/23/39	31,354	27,538
	Goldman Sachs Group Inc.	6.250%	2/1/41	8,856	9,319
	Goldman Sachs Group Inc.	3.210%	4/22/42	36,440	26,535
	Goldman Sachs Group Inc.	2.908%	7/21/42	8,000	5,548
	Goldman Sachs Group Inc.	3.436%	2/24/43	10,000	7,434
[2]	Goldman Sachs Group Inc.	4.800%	7/8/44	16,220	14,335
	Goldman Sachs Group Inc.	5.150%	5/22/45	30,892	28,409
	Goldman Sachs Group Inc.	4.750%	10/21/45	3,700	3,259
	Goldman Sachs Group Inc.	5.561%	11/19/45	50,100	48,356
	Golub Capital BDC Inc.	2.500%	8/24/26	1,243	1,184
	Golub Capital BDC Inc.	2.050%	2/15/27	10,093	9,369
	Golub Capital BDC Inc.	7.050%	12/5/28	5,497	5,698
	Golub Capital BDC Inc.	6.000%	7/15/29	6,955	6,951
[7]	Golub Capital Private Credit Fund	5.800%	9/12/29	9,250	9,056
[7]	HA Sustainable Infrastructure Capital Inc.	6.375%	7/1/34	10,350	10,097
	Hanover Insurance Group Inc.	4.500%	4/15/26	3,120	3,101
	Hanover Insurance Group Inc.	2.500%	9/1/30	7,610	6,546
	Hartford Financial Services Group Inc.	2.800%	8/19/29	10,106	9,205
	Hartford Financial Services Group Inc.	5.950%	10/15/36	120	123
	Hartford Financial Services Group Inc.	6.100%	10/1/41	6,380	6,510
	Hartford Financial Services Group Inc.	4.300%	4/15/43	490	412
	Hartford Financial Services Group Inc.	4.400%	3/15/48	5,070	4,227
	Hartford Financial Services Group Inc.	3.600%	8/19/49	12,000	8,732
	Hartford Financial Services Group Inc.	2.900%	9/15/51	6,000	3,730
[7]	HPS Corporate Lending Fund	6.250%	9/30/29	3,710	3,765
[2]	HSBC Bank USA NA	5.875%	11/1/34	500	505
[2]	HSBC Bank USA NA	7.000%	1/15/39	7,726	8,552
	HSBC Holdings plc	4.300%	3/8/26	24,615	24,487
	HSBC Holdings plc	2.999%	3/10/26	23,489	23,387
	HSBC Holdings plc	3.900%	5/25/26	51,225	50,641
[2]	HSBC Holdings plc	2.099%	6/4/26	33,327	32,920
	HSBC Holdings plc	7.336%	11/3/26	15,000	15,286
	HSBC Holdings plc	1.589%	5/24/27	15,000	14,314
	HSBC Holdings plc	2.251%	11/22/27	18,264	17,378
[2]	HSBC Holdings plc	4.041%	3/13/28	12,700	12,426
	HSBC Holdings plc	5.597%	5/17/28	20,325	20,536
	HSBC Holdings plc	4.755%	6/9/28	11,315	11,231
	HSBC Holdings plc	5.210%	8/11/28	19,060	19,121
[2]	HSBC Holdings plc	2.013%	9/22/28	31,992	29,472
	HSBC Holdings plc	7.390%	11/3/28	15,000	15,892
	HSBC Holdings plc	5.130%	11/19/28	4,100	4,098
	HSBC Holdings plc	6.161%	3/9/29	9,216	9,464
[2]	HSBC Holdings plc	4.583%	6/19/29	48,192	47,223
	HSBC Holdings plc	2.206%	8/17/29	31,700	28,475
	HSBC Holdings plc	4.950%	3/31/30	21,025	20,806
[2]	HSBC Holdings plc	3.973%	5/22/30	24,815	23,432
	HSBC Holdings plc	5.286%	11/19/30	26,493	26,299
[2]	HSBC Holdings plc	2.848%	6/4/31	35,100	30,803
65

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	HSBC Holdings plc	2.357%	8/18/31	16,500	14,034
	HSBC Holdings plc	5.733%	5/17/32	11,286	11,402
[2]	HSBC Holdings plc	7.625%	5/17/32	575	627
	HSBC Holdings plc	2.804%	5/24/32	42,900	36,444
	HSBC Holdings plc	2.871%	11/22/32	40,145	33,851
[2]	HSBC Holdings plc	7.350%	11/27/32	600	639
	HSBC Holdings plc	4.762%	3/29/33	18,700	17,582
	HSBC Holdings plc	5.402%	8/11/33	12,575	12,419
	HSBC Holdings plc	8.113%	11/3/33	20,000	22,531
	HSBC Holdings plc	6.254%	3/9/34	46,074	47,831
	HSBC Holdings plc	6.547%	6/20/34	31,500	32,450
	HSBC Holdings plc	7.399%	11/13/34	30,245	32,863
	HSBC Holdings plc	5.719%	3/4/35	14,000	14,089
	HSBC Holdings plc	5.874%	11/18/35	20,606	20,115
[2]	HSBC Holdings plc	6.500%	5/2/36	15,575	15,895
[2]	HSBC Holdings plc	6.500%	9/15/37	27,201	27,727
[2]	HSBC Holdings plc	6.800%	6/1/38	5,908	6,173
	HSBC Holdings plc	6.100%	1/14/42	5,325	5,646
	HSBC Holdings plc	6.332%	3/9/44	28,500	30,004
	HSBC Holdings plc	5.250%	3/14/44	30,738	28,215
	HSBC USA Inc.	5.625%	3/17/25	12,730	12,751
	HSBC USA Inc.	5.294%	3/4/27	11,312	11,443
	Huntington Bancshares Inc.	4.443%	8/4/28	15,856	15,679
	Huntington Bancshares Inc.	6.208%	8/21/29	9,275	9,570
	Huntington Bancshares Inc.	2.550%	2/4/30	1,935	1,701
	Huntington Bancshares Inc.	5.272%	1/15/31	13,269	13,267
	Huntington Bancshares Inc.	5.023%	5/17/33	4,650	4,472
	Huntington Bancshares Inc.	5.709%	2/2/35	11,852	11,835
	Huntington Bancshares Inc.	2.487%	8/15/36	7,400	5,991
	Huntington Bancshares Inc.	6.141%	11/18/39	7,495	7,519
[2]	Huntington National Bank	4.270%	11/25/26	3,375	3,318
	Huntington National Bank	4.552%	5/17/28	5,000	4,957
	Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	9,212	8,962
	ING Groep NV	3.869%	3/28/26	7,800	7,778
	ING Groep NV	3.950%	3/29/27	10,500	10,303
	ING Groep NV	1.726%	4/1/27	12,822	12,320
	ING Groep NV	6.083%	9/11/27	12,456	12,687
	ING Groep NV	4.017%	3/28/28	10,470	10,250
	ING Groep NV	4.550%	10/2/28	4,000	3,926
	ING Groep NV	4.050%	4/9/29	3,655	3,509
	ING Groep NV	5.335%	3/19/30	3,192	3,202
	ING Groep NV	2.727%	4/1/32	3,000	2,582
	ING Groep NV	4.252%	3/28/33	10,000	9,270
	ING Groep NV	5.550%	3/19/35	33,575	33,394
	Intercontinental Exchange Inc.	3.100%	9/15/27	7,100	6,821
	Intercontinental Exchange Inc.	3.625%	9/1/28	10,000	9,591
	Intercontinental Exchange Inc.	3.750%	9/21/28	4,375	4,211
	Intercontinental Exchange Inc.	4.350%	6/15/29	30,586	29,934
	Intercontinental Exchange Inc.	2.100%	6/15/30	15,740	13,599
	Intercontinental Exchange Inc.	1.850%	9/15/32	23,055	18,276
	Intercontinental Exchange Inc.	4.600%	3/15/33	23,444	22,489
	Intercontinental Exchange Inc.	2.650%	9/15/40	11,940	8,328
	Intercontinental Exchange Inc.	4.250%	9/21/48	1,115	899
	Intercontinental Exchange Inc.	3.000%	6/15/50	19,875	12,625
	Intercontinental Exchange Inc.	4.950%	6/15/52	15,000	13,390
	Intercontinental Exchange Inc.	3.000%	9/15/60	19,000	11,075
	Intercontinental Exchange Inc.	5.200%	6/15/62	17,500	15,898
[7]	Intesa Sanpaolo SpA	4.700%	9/23/49	2,000	1,496
	Invesco Finance plc	3.750%	1/15/26	5,010	4,956
	Invesco Finance plc	5.375%	11/30/43	7,125	6,685
	Jackson Financial Inc.	3.125%	11/23/31	5,475	4,668
	Jackson Financial Inc.	5.670%	6/8/32	4,000	4,030
	Jackson Financial Inc.	4.000%	11/23/51	5,800	3,988
	Jefferies Financial Group Inc.	4.850%	1/15/27	11,425	11,440
	Jefferies Financial Group Inc.	6.450%	6/8/27	1,235	1,277
	Jefferies Financial Group Inc.	5.875%	7/21/28	4,065	4,155
	Jefferies Financial Group Inc.	4.150%	1/23/30	13,010	12,411
	Jefferies Financial Group Inc.	2.625%	10/15/31	2,000	1,686
	Jefferies Financial Group Inc.	2.750%	10/15/32	4,000	3,278
	Jefferies Financial Group Inc.	6.200%	4/14/34	37,000	38,106
66

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Jefferies Financial Group Inc.	6.250%	1/15/36	3,055	3,137
	Jefferies Financial Group Inc.	6.500%	1/20/43	4,305	4,567
[2]	JPMorgan Chase & Co.	2.005%	3/13/26	30,000	29,820
	JPMorgan Chase & Co.	3.300%	4/1/26	37,704	37,137
	JPMorgan Chase & Co.	3.200%	6/15/26	36,100	35,411
	JPMorgan Chase & Co.	2.950%	10/1/26	58,625	57,114
	JPMorgan Chase & Co.	7.625%	10/15/26	875	919
	JPMorgan Chase & Co.	4.125%	12/15/26	28,750	28,451
[2]	JPMorgan Chase & Co.	3.960%	1/29/27	6,929	6,868
	JPMorgan Chase & Co.	1.040%	2/4/27	16,810	16,140
	JPMorgan Chase & Co.	1.578%	4/22/27	5,000	4,801
	JPMorgan Chase & Co.	8.000%	4/29/27	2,500	2,679
	JPMorgan Chase & Co.	1.470%	9/22/27	27,500	26,003
	JPMorgan Chase & Co.	4.250%	10/1/27	11,592	11,504
	JPMorgan Chase & Co.	3.625%	12/1/27	9,750	9,473
	JPMorgan Chase & Co.	5.040%	1/23/28	28,270	28,359
[2]	JPMorgan Chase & Co.	3.782%	2/1/28	39,075	38,227
	JPMorgan Chase & Co.	2.947%	2/24/28	1,890	1,817
	JPMorgan Chase & Co.	5.571%	4/22/28	23,765	24,173
	JPMorgan Chase & Co.	4.323%	4/26/28	30,000	29,633
[2]	JPMorgan Chase & Co.	3.540%	5/1/28	14,690	14,263
[2]	JPMorgan Chase & Co.	2.182%	6/1/28	25,100	23,557
	JPMorgan Chase & Co.	4.979%	7/22/28	23,800	23,861
	JPMorgan Chase & Co.	4.505%	10/22/28	10,000	9,910
[2]	JPMorgan Chase & Co.	3.509%	1/23/29	65,821	63,159
[2]	JPMorgan Chase & Co.	4.005%	4/23/29	53,930	52,270
	JPMorgan Chase & Co.	2.069%	6/1/29	28,160	25,569
[2]	JPMorgan Chase & Co.	4.203%	7/23/29	23,425	22,801
	JPMorgan Chase & Co.	5.299%	7/24/29	57,105	57,623
	JPMorgan Chase & Co.	6.087%	10/23/29	3,306	3,429
[2]	JPMorgan Chase & Co.	4.452%	12/5/29	19,500	19,090
	JPMorgan Chase & Co.	5.012%	1/23/30	63,560	63,465
	JPMorgan Chase & Co.	5.581%	4/22/30	107,685	109,694
[2]	JPMorgan Chase & Co.	3.702%	5/6/30	21,864	20,697
	JPMorgan Chase & Co.	4.995%	7/22/30	45,420	45,237
[2]	JPMorgan Chase & Co.	8.750%	9/1/30	240	282
[2]	JPMorgan Chase & Co.	2.739%	10/15/30	45,715	41,139
	JPMorgan Chase & Co.	4.603%	10/22/30	93,000	91,231
[2]	JPMorgan Chase & Co.	4.493%	3/24/31	72,947	71,022
[2]	JPMorgan Chase & Co.	2.522%	4/22/31	22,000	19,352
[2]	JPMorgan Chase & Co.	2.956%	5/13/31	30,000	26,803
	JPMorgan Chase & Co.	1.953%	2/4/32	29,000	24,057
	JPMorgan Chase & Co.	2.580%	4/22/32	43,354	37,201
	JPMorgan Chase & Co.	2.545%	11/8/32	42,170	35,567
	JPMorgan Chase & Co.	2.963%	1/25/33	13,270	11,468
	JPMorgan Chase & Co.	4.912%	7/25/33	88,700	86,742
	JPMorgan Chase & Co.	5.717%	9/14/33	28,000	28,503
	JPMorgan Chase & Co.	5.350%	6/1/34	83,072	83,020
	JPMorgan Chase & Co.	6.254%	10/23/34	19,000	20,090
	JPMorgan Chase & Co.	5.336%	1/23/35	34,849	34,642
	JPMorgan Chase & Co.	5.766%	4/22/35	24,110	24,669
	JPMorgan Chase & Co.	5.294%	7/22/35	12,335	12,203
	JPMorgan Chase & Co.	4.946%	10/22/35	42,665	41,122
	JPMorgan Chase & Co.	6.400%	5/15/38	12,465	13,593
[2]	JPMorgan Chase & Co.	3.882%	7/24/38	37,770	32,040
	JPMorgan Chase & Co.	5.500%	10/15/40	26,584	26,393
[2]	JPMorgan Chase & Co.	3.109%	4/22/41	33,275	24,598
	JPMorgan Chase & Co.	5.600%	7/15/41	500	504
	JPMorgan Chase & Co.	2.525%	11/19/41	14,800	9,962
	JPMorgan Chase & Co.	5.400%	1/6/42	3,575	3,520
	JPMorgan Chase & Co.	3.157%	4/22/42	24,595	17,994
	JPMorgan Chase & Co.	5.625%	8/16/43	36,510	36,228
	JPMorgan Chase & Co.	4.850%	2/1/44	3,500	3,205
	JPMorgan Chase & Co.	4.950%	6/1/45	14,600	13,240
	JPMorgan Chase & Co.	5.534%	11/29/45	58,830	57,386
[2]	JPMorgan Chase & Co.	4.260%	2/22/48	25,500	20,980
[2]	JPMorgan Chase & Co.	4.032%	7/24/48	4,000	3,145
[2]	JPMorgan Chase & Co.	3.964%	11/15/48	55,200	43,077
[2]	JPMorgan Chase & Co.	3.897%	1/23/49	11,870	9,122
[2]	JPMorgan Chase & Co.	3.109%	4/22/51	49,000	32,256
67

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	JPMorgan Chase & Co.	3.328%	4/22/52	37,900	25,939
	JPMorgan Chase Bank NA	5.110%	12/8/26	18,375	18,571
	Kemper Corp.	2.400%	9/30/30	5,000	4,237
	Kemper Corp.	3.800%	2/23/32	2,450	2,156
	KeyBank NA	4.700%	1/26/26	4,070	4,060
[2]	KeyBank NA	3.400%	5/20/26	2,895	2,829
[2]	KeyBank NA	5.850%	11/15/27	7,600	7,784
[2]	KeyBank NA	4.390%	12/14/27	1,860	1,829
[2]	KeyBank NA	6.950%	2/1/28	2,750	2,862
[2]	KeyBank NA	4.900%	8/8/32	15,000	14,208
	KeyBank NA	5.000%	1/26/33	16,635	15,934
[2]	KeyCorp	4.100%	4/30/28	18,000	17,408
[2]	KeyCorp	2.550%	10/1/29	6,400	5,682
[2]	KeyCorp	4.789%	6/1/33	1,580	1,492
	KeyCorp	6.401%	3/6/35	6,905	7,188
	Lazard Group LLC	3.625%	3/1/27	5,075	4,939
	Lazard Group LLC	4.500%	9/19/28	9,350	9,150
	Lazard Group LLC	6.000%	3/15/31	5,000	5,133
	Legg Mason Inc.	4.750%	3/15/26	4,501	4,502
	Legg Mason Inc.	5.625%	1/15/44	5,486	5,354
	Lincoln National Corp.	3.625%	12/12/26	10,150	9,945
	Lincoln National Corp.	3.800%	3/1/28	9,750	9,398
	Lincoln National Corp.	3.050%	1/15/30	9,625	8,666
	Lincoln National Corp.	3.400%	1/15/31	4,217	3,788
	Lincoln National Corp.	6.300%	10/9/37	4,150	4,315
	Lincoln National Corp.	7.000%	6/15/40	4,251	4,642
	Lincoln National Corp.	4.350%	3/1/48	4,100	3,174
	Lincoln National Corp.	4.375%	6/15/50	2,267	1,756
	Lloyds Banking Group plc	3.511%	3/18/26	25,260	25,163
	Lloyds Banking Group plc	4.650%	3/24/26	25,864	25,706
	Lloyds Banking Group plc	3.750%	1/11/27	9,750	9,532
	Lloyds Banking Group plc	1.627%	5/11/27	10,000	9,563
	Lloyds Banking Group plc	5.985%	8/7/27	10,253	10,403
	Lloyds Banking Group plc	3.750%	3/18/28	22,588	21,977
	Lloyds Banking Group plc	4.375%	3/22/28	20,510	20,032
	Lloyds Banking Group plc	4.550%	8/16/28	4,150	4,072
[2]	Lloyds Banking Group plc	3.574%	11/7/28	21,225	20,387
	Lloyds Banking Group plc	5.087%	11/26/28	7,450	7,458
	Lloyds Banking Group plc	5.871%	3/6/29	10,500	10,697
	Lloyds Banking Group plc	5.721%	6/5/30	8,000	8,136
	Lloyds Banking Group plc	4.976%	8/11/33	25,753	24,725
	Lloyds Banking Group plc	7.953%	11/15/33	8,000	8,942
	Lloyds Banking Group plc	5.679%	1/5/35	19,225	19,157
	Lloyds Banking Group plc	5.590%	11/26/35	8,780	8,697
	Lloyds Banking Group plc	5.300%	12/1/45	8,574	7,751
	Lloyds Banking Group plc	3.369%	12/14/46	29,638	20,600
	Lloyds Banking Group plc	4.344%	1/9/48	325	255
	Loews Corp.	3.200%	5/15/30	6,500	5,981
	Loews Corp.	6.000%	2/1/35	3,575	3,785
	Loews Corp.	4.125%	5/15/43	4,315	3,571
	LPL Holdings Inc.	5.700%	5/20/27	4,800	4,858
	LPL Holdings Inc.	6.750%	11/17/28	5,670	5,956
	LPL Holdings Inc.	6.000%	5/20/34	5,800	5,905
	M&T Bank Corp.	4.553%	8/16/28	6,605	6,526
[2]	M&T Bank Corp.	4.833%	1/16/29	1,500	1,493
	M&T Bank Corp.	7.413%	10/30/29	7,300	7,818
	M&T Bank Corp.	6.082%	3/13/32	7,500	7,676
	M&T Bank Corp.	5.053%	1/27/34	22,620	21,638
[2]	M&T Bank Corp.	5.385%	1/16/36	4,000	3,876
	Main Street Capital Corp.	3.000%	7/14/26	5,290	5,099
	Main Street Capital Corp.	6.500%	6/4/27	5,400	5,498
	Manufacturers & Traders Trust Co.	4.650%	1/27/26	14,050	14,014
[2]	Manufacturers & Traders Trust Co.	3.400%	8/17/27	7,000	6,732
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	12,584	12,448
	Manulife Financial Corp.	4.150%	3/4/26	8,850	8,798
	Manulife Financial Corp.	2.484%	5/19/27	6,000	5,708
[2]	Manulife Financial Corp.	4.061%	2/24/32	13,925	13,587
	Manulife Financial Corp.	3.703%	3/16/32	5,200	4,752
	Manulife Financial Corp.	5.375%	3/4/46	8,075	7,865
	Marex Group plc	6.404%	11/4/29	3,700	3,735
68

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Markel Group Inc.	3.500%	11/1/27	6,175	5,960
	Markel Group Inc.	3.350%	9/17/29	2,555	2,375
	Markel Group Inc.	5.000%	4/5/46	4,650	4,071
	Markel Group Inc.	4.300%	11/1/47	2,200	1,715
	Markel Group Inc.	5.000%	5/20/49	5,941	5,156
	Markel Group Inc.	4.150%	9/17/50	620	469
	Markel Group Inc.	3.450%	5/7/52	12,400	8,205
	Markel Group Inc.	6.000%	5/16/54	6,860	6,804
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	4,225	4,216
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	5,150	5,101
	Marsh & McLennan Cos. Inc.	4.550%	11/8/27	9,190	9,181
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	11,025	10,828
	Marsh & McLennan Cos. Inc.	4.650%	3/15/30	9,530	9,412
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	13,910	11,989
	Marsh & McLennan Cos. Inc.	4.850%	11/15/31	11,600	11,440
	Marsh & McLennan Cos. Inc.	2.375%	12/15/31	2,000	1,677
	Marsh & McLennan Cos. Inc.	5.750%	11/1/32	6,000	6,203
	Marsh & McLennan Cos. Inc.	5.875%	8/1/33	4,025	4,206
	Marsh & McLennan Cos. Inc.	5.400%	9/15/33	6,000	6,076
	Marsh & McLennan Cos. Inc.	5.150%	3/15/34	9,100	9,058
	Marsh & McLennan Cos. Inc.	5.000%	3/15/35	23,200	22,613
	Marsh & McLennan Cos. Inc.	4.750%	3/15/39	18,400	17,040
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	3,225	2,694
	Marsh & McLennan Cos. Inc.	4.200%	3/1/48	1,350	1,094
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	11,924	10,671
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	2,400	1,488
	Marsh & McLennan Cos. Inc.	6.250%	11/1/52	2,230	2,380
	Marsh & McLennan Cos. Inc.	5.450%	3/15/53	10,000	9,629
	Marsh & McLennan Cos. Inc.	5.700%	9/15/53	12,215	12,204
	Marsh & McLennan Cos. Inc.	5.450%	3/15/54	5,091	4,905
	Marsh & McLennan Cos. Inc.	5.400%	3/15/55	16,020	15,359
	Mastercard Inc.	2.950%	11/21/26	7,850	7,639
	Mastercard Inc.	3.300%	3/26/27	31,347	30,565
	Mastercard Inc.	4.100%	1/15/28	6,903	6,828
	Mastercard Inc.	3.500%	2/26/28	3,720	3,604
	Mastercard Inc.	4.875%	3/9/28	22,635	22,898
	Mastercard Inc.	2.950%	6/1/29	10,575	9,860
	Mastercard Inc.	3.350%	3/26/30	16,000	14,947
	Mastercard Inc.	1.900%	3/15/31	3,575	3,022
	Mastercard Inc.	2.000%	11/18/31	8,000	6,642
	Mastercard Inc.	4.350%	1/15/32	13,878	13,411
	Mastercard Inc.	4.875%	5/9/34	6,800	6,694
	Mastercard Inc.	4.550%	1/15/35	19,402	18,585
	Mastercard Inc.	3.800%	11/21/46	5,700	4,453
	Mastercard Inc.	3.950%	2/26/48	12,610	10,090
	Mastercard Inc.	3.650%	6/1/49	11,030	8,325
	Mastercard Inc.	3.850%	3/26/50	19,406	15,020
	Mastercard Inc.	2.950%	3/15/51	7,000	4,500
	Mercury General Corp.	4.400%	3/15/27	3,265	3,201
	MetLife Inc.	3.000%	3/1/25	8,475	8,449
	MetLife Inc.	4.550%	3/23/30	16,925	16,696
	MetLife Inc.	5.375%	7/15/33	14,727	14,885
	MetLife Inc.	6.375%	6/15/34	3,445	3,711
	MetLife Inc.	5.300%	12/15/34	20,995	20,926
[2]	MetLife Inc.	6.400%	12/15/36	16,231	16,529
[2]	MetLife Inc.	10.750%	8/1/39	500	666
	MetLife Inc.	5.875%	2/6/41	12,892	13,147
	MetLife Inc.	4.125%	8/13/42	18,975	15,769
	MetLife Inc.	4.875%	11/13/43	10,919	9,898
	MetLife Inc.	4.721%	12/15/44	9,535	8,425
	MetLife Inc.	4.050%	3/1/45	1,835	1,470
	MetLife Inc.	4.600%	5/13/46	5,000	4,343
	MetLife Inc.	5.000%	7/15/52	11,395	10,291
	MetLife Inc.	5.250%	1/15/54	17,950	16,800
[7]	Metropolitan Life Global Funding I	3.450%	12/18/26	1,080	1,057
	MGIC Investment Corp.	5.250%	8/15/28	1,755	1,717
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	11,160	11,138
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	652	645
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	30,337	29,373
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	8,619	8,441
69

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	42,480	41,147
	Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/28	10,000	9,513
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	21,150	20,626
	Mitsubishi UFJ Financial Group Inc.	4.080%	4/19/28	21,700	21,320
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	10,700	10,735
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	2,370	2,308
	Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/28	11,780	11,927
	Mitsubishi UFJ Financial Group Inc.	5.422%	2/22/29	20,393	20,645
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	10,000	9,578
	Mitsubishi UFJ Financial Group Inc.	5.242%	4/19/29	15,000	15,100
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	34,225	31,759
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	13,855	12,289
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/30	13,495	13,599
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	13,200	11,279
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	10,000	8,369
	Mitsubishi UFJ Financial Group Inc.	2.494%	10/13/32	25,714	21,661
	Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/33	13,200	11,313
	Mitsubishi UFJ Financial Group Inc.	4.315%	4/19/33	18,000	16,923
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/33	22,700	22,446
	Mitsubishi UFJ Financial Group Inc.	5.441%	2/22/34	1,000	1,010
	Mitsubishi UFJ Financial Group Inc.	5.406%	4/19/34	23,050	23,234
	Mitsubishi UFJ Financial Group Inc.	5.426%	4/17/35	39,695	39,770
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	9,100	8,290
	Mitsubishi UFJ Financial Group Inc.	4.153%	3/7/39	750	673
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	16,450	13,810
[2]	Mizuho Financial Group Inc.	2.226%	5/25/26	5,586	5,524
	Mizuho Financial Group Inc.	1.234%	5/22/27	20,000	19,036
	Mizuho Financial Group Inc.	1.554%	7/9/27	10,000	9,518
	Mizuho Financial Group Inc.	4.018%	3/5/28	14,250	13,863
	Mizuho Financial Group Inc.	5.667%	5/27/29	5,000	5,093
	Mizuho Financial Group Inc.	5.778%	7/6/29	29,300	29,962
[2]	Mizuho Financial Group Inc.	4.254%	9/11/29	5,600	5,441
	Mizuho Financial Group Inc.	5.376%	5/26/30	6,500	6,559
[2]	Mizuho Financial Group Inc.	3.153%	7/16/30	17,200	15,793
[2]	Mizuho Financial Group Inc.	2.591%	5/25/31	5,000	4,387
[2]	Mizuho Financial Group Inc.	1.979%	9/8/31	21,902	18,401
	Mizuho Financial Group Inc.	2.564%	9/13/31	15,000	12,548
	Mizuho Financial Group Inc.	2.172%	5/22/32	20,460	16,956
	Mizuho Financial Group Inc.	5.754%	5/27/34	10,000	10,189
	Mizuho Financial Group Inc.	5.748%	7/6/34	19,740	20,117
	Mizuho Financial Group Inc.	5.579%	5/26/35	10,000	10,079
	Morgan Stanley	5.000%	11/24/25	50,940	51,018
[2]	Morgan Stanley	3.875%	1/27/26	45,564	45,203
[2]	Morgan Stanley	3.125%	7/27/26	52,700	51,480
[2]	Morgan Stanley	6.250%	8/9/26	15,996	16,380
[2]	Morgan Stanley	4.350%	9/8/26	40,070	39,784
	Morgan Stanley	3.625%	1/20/27	27,278	26,764
	Morgan Stanley	5.050%	1/28/27	37,555	37,667
	Morgan Stanley	3.950%	4/23/27	8,255	8,085
	Morgan Stanley	1.593%	5/4/27	22,265	21,342
[2]	Morgan Stanley	1.512%	7/20/27	17,900	17,032
	Morgan Stanley	2.475%	1/21/28	20,000	19,046
[2]	Morgan Stanley	3.591%	7/22/28	44,833	43,233
	Morgan Stanley	6.296%	10/18/28	36,060	37,354
[2]	Morgan Stanley	3.772%	1/24/29	2,725	2,627
	Morgan Stanley	5.123%	2/1/29	87,800	87,977
[2]	Morgan Stanley	5.164%	4/20/29	50,000	50,134
	Morgan Stanley	5.449%	7/20/29	61,943	62,624
	Morgan Stanley	6.407%	11/1/29	15,000	15,667
	Morgan Stanley	5.173%	1/16/30	37,000	37,017
[2]	Morgan Stanley	4.431%	1/23/30	11,000	10,715
	Morgan Stanley	5.656%	4/18/30	41,350	42,105
	Morgan Stanley	5.042%	7/19/30	55,000	54,762
	Morgan Stanley	4.654%	10/18/30	23,900	23,387
[2]	Morgan Stanley	2.699%	1/22/31	49,555	43,995
[2]	Morgan Stanley	3.622%	4/1/31	106,400	98,691
[2]	Morgan Stanley	1.794%	2/13/32	92,325	75,339
	Morgan Stanley	7.250%	4/1/32	8,000	8,992
[2]	Morgan Stanley	1.928%	4/28/32	13,850	11,341
[2]	Morgan Stanley	2.511%	10/20/32	20,000	16,740
70

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Morgan Stanley	2.943%	1/21/33	17,950	15,369
	Morgan Stanley	4.889%	7/20/33	20,000	19,360
	Morgan Stanley	6.342%	10/18/33	27,060	28,613
[2]	Morgan Stanley	5.250%	4/21/34	21,310	20,978
[2]	Morgan Stanley	5.424%	7/21/34	20,000	19,871
	Morgan Stanley	6.627%	11/1/34	30,000	32,204
	Morgan Stanley	5.466%	1/18/35	38,767	38,553
	Morgan Stanley	5.831%	4/19/35	83,070	84,621
	Morgan Stanley	5.320%	7/19/35	101,050	99,478
	Morgan Stanley	2.484%	9/16/36	45,000	36,589
	Morgan Stanley	5.297%	4/20/37	10,000	9,693
	Morgan Stanley	5.948%	1/19/38	28,123	28,156
[2]	Morgan Stanley	3.971%	7/22/38	4,600	3,907
	Morgan Stanley	5.942%	2/7/39	16,775	16,808
[2]	Morgan Stanley	4.457%	4/22/39	831	744
	Morgan Stanley	3.217%	4/22/42	13,000	9,623
	Morgan Stanley	6.375%	7/24/42	40,625	43,884
	Morgan Stanley	4.300%	1/27/45	38,144	31,446
[2]	Morgan Stanley	4.375%	1/22/47	225	188
[2]	Morgan Stanley	5.597%	3/24/51	22,386	22,038
[2]	Morgan Stanley	2.802%	1/25/52	24,075	14,697
	Morgan Stanley	5.516%	11/19/55	49,505	47,725
[2]	Morgan Stanley Bank NA	4.754%	4/21/26	16,980	16,998
[2]	Morgan Stanley Bank NA	5.882%	10/30/26	16,000	16,345
	Morgan Stanley Bank NA	4.447%	10/15/27	23,620	23,457
[2]	Morgan Stanley Bank NA	4.952%	1/14/28	7,470	7,477
[2]	Morgan Stanley Bank NA	5.504%	5/26/28	24,410	24,728
[2]	Morgan Stanley Bank NA	4.968%	7/14/28	10,000	10,027
[7]	Morgan Stanley Direct Lending Fund	6.150%	5/17/29	2,000	2,011
[2]	Munich Re America Corp.	7.450%	12/15/26	4,533	4,770
	Nasdaq Inc.	3.850%	6/30/26	9,350	9,237
	Nasdaq Inc.	5.350%	6/28/28	10,765	10,914
	Nasdaq Inc.	1.650%	1/15/31	6,700	5,505
	Nasdaq Inc.	5.550%	2/15/34	10,785	10,886
	Nasdaq Inc.	2.500%	12/21/40	9,500	6,365
	Nasdaq Inc.	3.250%	4/28/50	3,288	2,199
	Nasdaq Inc.	3.950%	3/7/52	5,850	4,340
	Nasdaq Inc.	5.950%	8/15/53	8,235	8,290
	Nasdaq Inc.	6.100%	6/28/63	9,500	9,612
	National Australia Bank Ltd.	4.966%	1/12/26	14,000	14,057
	National Australia Bank Ltd.	3.375%	1/14/26	3,350	3,309
[2]	National Australia Bank Ltd.	2.500%	7/12/26	22,310	21,643
	National Australia Bank Ltd.	5.087%	6/11/27	7,000	7,074
	National Australia Bank Ltd.	4.944%	1/12/28	6,050	6,083
	National Australia Bank Ltd.	4.900%	6/13/28	21,700	21,795
	National Australia Bank Ltd.	4.787%	1/10/29	8,300	8,311
	National Bank of Canada	5.600%	12/18/28	11,000	11,210
[2]	Nationwide Financial Services Inc.	6.750%	5/15/37	750	767
	NatWest Group plc	4.800%	4/5/26	1,700	1,700
	NatWest Group plc	7.472%	11/10/26	37,465	38,226
	NatWest Group plc	5.847%	3/2/27	20,900	21,101
	NatWest Group plc	5.583%	3/1/28	3,200	3,236
[2]	NatWest Group plc	3.073%	5/22/28	37,279	35,641
	NatWest Group plc	5.516%	9/30/28	5,000	5,061
[2]	NatWest Group plc	4.892%	5/18/29	15,800	15,637
	NatWest Group plc	5.808%	9/13/29	10,990	11,203
[2]	NatWest Group plc	5.076%	1/27/30	30,500	30,193
[2]	NatWest Group plc	4.445%	5/8/30	2,155	2,078
	NatWest Group plc	4.964%	8/15/30	8,400	8,273
	NatWest Group plc	6.016%	3/2/34	17,900	18,338
	NatWest Group plc	6.475%	6/1/34	15,500	15,911
	NatWest Group plc	5.778%	3/1/35	23,000	23,125
[2]	NatWest Group plc	3.032%	11/28/35	5,000	4,316
	NMI Holdings Inc.	6.000%	8/15/29	1,649	1,666
	Nomura Holdings Inc.	1.653%	7/14/26	12,000	11,413
	Nomura Holdings Inc.	2.329%	1/22/27	27,815	26,351
	Nomura Holdings Inc.	5.594%	7/2/27	2,200	2,226
	Nomura Holdings Inc.	5.386%	7/6/27	10,000	10,067
	Nomura Holdings Inc.	6.070%	7/12/28	23,730	24,386
	Nomura Holdings Inc.	2.172%	7/14/28	10,000	9,020
71

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Nomura Holdings Inc.	5.605%	7/6/29	10,000	10,142
	Nomura Holdings Inc.	3.103%	1/16/30	22,365	20,155
	Nomura Holdings Inc.	2.608%	7/14/31	6,975	5,874
	Nomura Holdings Inc.	2.999%	1/22/32	10,670	9,083
	Nomura Holdings Inc.	5.783%	7/3/34	36,876	37,228
[7]	North Haven Private Income Fund LLC	5.750%	2/1/30	3,472	3,383
	Northern Trust Corp.	4.000%	5/10/27	2,500	2,466
	Northern Trust Corp.	3.650%	8/3/28	6,430	6,209
	Northern Trust Corp.	3.150%	5/3/29	4,200	3,934
[2]	Northern Trust Corp.	3.375%	5/8/32	4,950	4,744
	Northern Trust Corp.	6.125%	11/2/32	12,715	13,403
	Oaktree Specialty Lending Corp.	2.700%	1/15/27	3,900	3,672
	Old Republic International Corp.	3.875%	8/26/26	4,560	4,487
	Old Republic International Corp.	5.750%	3/28/34	4,128	4,136
	Old Republic International Corp.	3.850%	6/11/51	9,000	6,317
	ORIX Corp.	3.700%	7/18/27	8,150	7,917
	ORIX Corp.	4.650%	9/10/29	6,117	6,016
	ORIX Corp.	2.250%	3/9/31	9,000	7,551
	PartnerRe Finance B LLC	3.700%	7/2/29	4,600	4,345
	PartnerRe Finance B LLC	4.500%	10/1/50	3,936	3,636
	PNC Bank NA	4.775%	1/15/27	12,045	12,048
[2]	PNC Bank NA	3.100%	10/25/27	275	264
[2]	PNC Bank NA	3.250%	1/22/28	10,775	10,315
[2]	PNC Bank NA	4.050%	7/26/28	13,750	13,283
[2]	PNC Bank NA	2.700%	10/22/29	9,500	8,531
	PNC Financial Services Group Inc.	5.812%	6/12/26	46,877	47,053
	PNC Financial Services Group Inc.	2.600%	7/23/26	10,000	9,689
	PNC Financial Services Group Inc.	4.758%	1/26/27	10,000	9,984
	PNC Financial Services Group Inc.	3.150%	5/19/27	24,319	23,461
	PNC Financial Services Group Inc.	5.102%	7/23/27	10,000	10,045
	PNC Financial Services Group Inc.	6.615%	10/20/27	7,890	8,125
	PNC Financial Services Group Inc.	5.300%	1/21/28	4,000	4,032
	PNC Financial Services Group Inc.	5.354%	12/2/28	10,205	10,341
	PNC Financial Services Group Inc.	3.450%	4/23/29	13,400	12,676
	PNC Financial Services Group Inc.	5.582%	6/12/29	34,000	34,562
	PNC Financial Services Group Inc.	2.550%	1/22/30	16,955	15,054
	PNC Financial Services Group Inc.	5.492%	5/14/30	27,500	27,865
	PNC Financial Services Group Inc.	2.307%	4/23/32	7,800	6,551
	PNC Financial Services Group Inc.	4.812%	10/21/32	79,325	77,227
	PNC Financial Services Group Inc.	4.626%	6/6/33	5,000	4,721
	PNC Financial Services Group Inc.	6.037%	10/28/33	20,000	20,693
	PNC Financial Services Group Inc.	5.068%	1/24/34	13,255	12,890
	PNC Financial Services Group Inc.	5.939%	8/18/34	8,990	9,245
	PNC Financial Services Group Inc.	6.875%	10/20/34	25,305	27,589
	PNC Financial Services Group Inc.	5.676%	1/22/35	68,295	69,000
	PNC Financial Services Group Inc.	5.401%	7/23/35	20,165	20,008
	Principal Financial Group Inc.	3.100%	11/15/26	18,485	17,950
	Principal Financial Group Inc.	3.700%	5/15/29	3,000	2,856
	Principal Financial Group Inc.	2.125%	6/15/30	6,000	5,168
	Principal Financial Group Inc.	5.375%	3/15/33	2,000	2,000
	Principal Financial Group Inc.	6.050%	10/15/36	425	444
	Principal Financial Group Inc.	4.625%	9/15/42	3,400	2,987
	Principal Financial Group Inc.	4.350%	5/15/43	4,960	4,175
	Principal Financial Group Inc.	4.300%	11/15/46	8,219	6,757
	Principal Financial Group Inc.	5.500%	3/15/53	3,890	3,710
	Progressive Corp.	4.000%	3/1/29	6,059	5,878
	Progressive Corp.	6.625%	3/1/29	2,150	2,298
	Progressive Corp.	3.200%	3/26/30	7,617	7,034
	Progressive Corp.	3.000%	3/15/32	5,500	4,827
	Progressive Corp.	6.250%	12/1/32	4,000	4,298
	Progressive Corp.	4.950%	6/15/33	4,930	4,877
	Progressive Corp.	4.350%	4/25/44	6,219	5,275
	Progressive Corp.	4.125%	4/15/47	10,509	8,455
	Progressive Corp.	4.200%	3/15/48	4,196	3,423
	Progressive Corp.	3.950%	3/26/50	7,359	5,690
	Progressive Corp.	3.700%	3/15/52	16,210	11,977
	Prospect Capital Corp.	3.706%	1/22/26	10,000	9,694
[2]	Prudential Financial Inc.	3.878%	3/27/28	4,025	3,917
[2]	Prudential Financial Inc.	2.100%	3/10/30	2,000	1,763
[2]	Prudential Financial Inc.	5.750%	7/15/33	2,630	2,742
72

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Prudential Financial Inc.	5.700%	12/14/36	8,715	8,931
[2]	Prudential Financial Inc.	6.625%	12/1/37	3,250	3,561
[2]	Prudential Financial Inc.	3.000%	3/10/40	5,830	4,298
[2]	Prudential Financial Inc.	6.625%	6/21/40	8,020	8,782
[2]	Prudential Financial Inc.	5.100%	8/15/43	2,313	2,180
[2]	Prudential Financial Inc.	4.600%	5/15/44	5,600	4,877
[2]	Prudential Financial Inc.	5.375%	5/15/45	3,564	3,539
[2]	Prudential Financial Inc.	4.500%	9/15/47	1,500	1,448
	Prudential Financial Inc.	3.905%	12/7/47	26,333	20,102
[2]	Prudential Financial Inc.	4.418%	3/27/48	250	206
[2]	Prudential Financial Inc.	5.700%	9/15/48	3,000	2,974
	Prudential Financial Inc.	3.935%	12/7/49	16,712	12,622
[2]	Prudential Financial Inc.	3.700%	10/1/50	7,000	6,218
[2]	Prudential Financial Inc.	3.700%	3/13/51	16,752	12,090
	Prudential Financial Inc.	5.125%	3/1/52	10,900	10,349
	Prudential Financial Inc.	6.000%	9/1/52	9,200	9,207
	Prudential Financial Inc.	6.750%	3/1/53	3,865	4,018
	Prudential Financial Inc.	6.500%	3/15/54	16,855	17,313
	Prudential Funding Asia plc	3.125%	4/14/30	13,340	12,091
	Prudential Funding Asia plc	3.625%	3/24/32	2,000	1,806
	Radian Group Inc.	6.200%	5/15/29	8,216	8,433
	Raymond James Financial Inc.	4.650%	4/1/30	19,795	19,561
	Raymond James Financial Inc.	4.950%	7/15/46	11,555	10,356
	Raymond James Financial Inc.	3.750%	4/1/51	13,000	9,389
[2]	Regions Bank	6.450%	6/26/37	1,514	1,539
	Regions Financial Corp.	1.800%	8/12/28	7,245	6,453
	Regions Financial Corp.	5.722%	6/6/30	8,100	8,203
	Regions Financial Corp.	5.502%	9/6/35	7,150	6,976
	Regions Financial Corp.	7.375%	12/10/37	7,000	7,800
	Reinsurance Group of America Inc.	3.950%	9/15/26	1,500	1,479
	Reinsurance Group of America Inc.	3.900%	5/15/29	8,350	7,974
	Reinsurance Group of America Inc.	3.150%	6/15/30	4,300	3,880
	Reinsurance Group of America Inc.	6.000%	9/15/33	6,060	6,219
	Reinsurance Group of America Inc.	5.750%	9/15/34	10,425	10,492
	RenaissanceRe Finance Inc.	3.450%	7/1/27	3,525	3,409
	RenaissanceRe Holdings Ltd.	3.600%	4/15/29	3,420	3,218
	RenaissanceRe Holdings Ltd.	5.750%	6/5/33	10,278	10,308
[2]	Royal Bank of Canada	4.875%	1/12/26	10,400	10,429
[2]	Royal Bank of Canada	0.875%	1/20/26	12,800	12,319
[2]	Royal Bank of Canada	4.650%	1/27/26	6,400	6,389
	Royal Bank of Canada	1.200%	4/27/26	10,000	9,571
[2]	Royal Bank of Canada	1.400%	11/2/26	7,700	7,270
[2]	Royal Bank of Canada	4.875%	1/19/27	8,300	8,331
[2]	Royal Bank of Canada	2.050%	1/21/27	3,780	3,588
	Royal Bank of Canada	3.625%	5/4/27	27,851	27,203
[2]	Royal Bank of Canada	5.069%	7/23/27	18,100	18,183
[2]	Royal Bank of Canada	4.240%	8/3/27	5,000	4,940
[2]	Royal Bank of Canada	4.510%	10/18/27	6,800	6,771
[2]	Royal Bank of Canada	6.000%	11/1/27	22,150	22,874
[2]	Royal Bank of Canada	4.900%	1/12/28	16,895	16,904
[2]	Royal Bank of Canada	4.522%	10/18/28	6,830	6,769
[2]	Royal Bank of Canada	4.950%	2/1/29	6,000	5,997
[2]	Royal Bank of Canada	4.969%	8/2/30	12,300	12,216
[2]	Royal Bank of Canada	2.300%	11/3/31	38,500	32,300
	Royal Bank of Canada	3.875%	5/4/32	6,865	6,313
[2]	Royal Bank of Canada	5.000%	2/1/33	29,695	29,165
[2]	Royal Bank of Canada	5.000%	5/2/33	10,600	10,423
[2]	Royal Bank of Canada	5.150%	2/1/34	4,300	4,249
	Santander Holdings USA Inc.	3.244%	10/5/26	34,332	33,332
	Santander Holdings USA Inc.	4.400%	7/13/27	42,150	41,650
	Santander Holdings USA Inc.	6.499%	3/9/29	7,900	8,123
	Santander Holdings USA Inc.	6.174%	1/9/30	7,280	7,428
	Santander Holdings USA Inc.	7.660%	11/9/31	5,500	6,002
	Santander UK Group Holdings plc	6.833%	11/21/26	8,000	8,114
	Santander UK Group Holdings plc	2.469%	1/11/28	12,756	12,080
[2]	Santander UK Group Holdings plc	3.823%	11/3/28	4,000	3,849
	Santander UK Group Holdings plc	6.534%	1/10/29	20,650	21,279
	Santander UK Group Holdings plc	2.896%	3/15/32	8,000	6,852
	Selective Insurance Group Inc.	5.375%	3/1/49	2,735	2,492
	SiriusPoint Ltd.	7.000%	4/5/29	1,821	1,871
73

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Sixth Street Lending Partners	6.500%	3/11/29	6,000	6,074
[7]	Sixth Street Lending Partners	5.750%	1/15/30	11,900	11,655
	Sixth Street Specialty Lending Inc.	2.500%	8/1/26	711	683
	Sixth Street Specialty Lending Inc.	6.125%	3/1/29	9,870	9,992
[7]	Societe Generale SA	3.000%	1/22/30	2,000	1,776
	State Street Bank & Trust Co.	4.782%	11/23/29	11,995	11,946
	State Street Corp.	2.901%	3/30/26	2,000	1,989
	State Street Corp.	5.104%	5/18/26	15,000	15,019
	State Street Corp.	2.650%	5/19/26	14,355	14,002
	State Street Corp.	5.272%	8/3/26	14,110	14,248
	State Street Corp.	4.993%	3/18/27	34,000	34,277
	State Street Corp.	5.820%	11/4/28	10,000	10,279
	State Street Corp.	4.530%	2/20/29	17,430	17,229
[2]	State Street Corp.	4.141%	12/3/29	2,250	2,186
	State Street Corp.	2.400%	1/24/30	16,130	14,439
	State Street Corp.	2.200%	3/3/31	5,000	4,245
	State Street Corp.	4.164%	8/4/33	10,000	9,327
	State Street Corp.	4.821%	1/26/34	18,130	17,566
	State Street Corp.	5.159%	5/18/34	10,000	9,919
[2]	State Street Corp.	3.031%	11/1/34	4,850	4,373
	State Street Corp.	6.123%	11/21/34	5,500	5,723
	Stewart Information Services Corp.	3.600%	11/15/31	2,900	2,510
	Sumitomo Mitsui Financial Group Inc.	0.948%	1/12/26	17,577	16,913
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	18,135	17,945
	Sumitomo Mitsui Financial Group Inc.	5.880%	7/13/26	24,750	25,168
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	17,900	17,354
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	12,370	11,701
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	16,425	15,945
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	2,000	1,952
	Sumitomo Mitsui Financial Group Inc.	2.174%	1/14/27	26,584	25,260
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	17,534	16,988
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/28	3,800	3,859
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	14,400	13,834
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	8,775	8,492
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	39,275	35,179
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	3,575	3,510
	Sumitomo Mitsui Financial Group Inc.	5.316%	7/9/29	5,000	5,052
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	25,415	23,335
	Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	14,400	13,275
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/29	13,600	12,252
	Sumitomo Mitsui Financial Group Inc.	5.710%	1/13/30	13,620	13,953
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	7,955	7,108
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	19,585	16,742
	Sumitomo Mitsui Financial Group Inc.	2.142%	9/23/30	9,765	8,265
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/31	1,120	917
	Sumitomo Mitsui Financial Group Inc.	5.424%	7/9/31	4,000	4,042
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/31	14,000	11,598
	Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/33	17,775	18,271
	Sumitomo Mitsui Financial Group Inc.	5.776%	7/13/33	20,000	20,589
	Sumitomo Mitsui Financial Group Inc.	5.808%	9/14/33	15,700	16,265
	Sumitomo Mitsui Financial Group Inc.	5.558%	7/9/34	11,000	11,118
	Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/41	5,000	3,325
	Sumitomo Mitsui Financial Group Inc.	2.930%	9/17/41	10,000	7,150
	Sumitomo Mitsui Financial Group Inc.	3.050%	1/14/42	12,316	9,008
	Sumitomo Mitsui Financial Group Inc.	6.184%	7/13/43	11,193	11,930
	Sumitomo Mitsui Financial Group Inc.	5.836%	7/9/44	11,500	11,547
	Synchrony Bank	5.625%	8/23/27	5,000	5,036
	Synchrony Financial	3.700%	8/4/26	4,325	4,231
	Synchrony Financial	3.950%	12/1/27	7,065	6,834
	Synchrony Financial	5.150%	3/19/29	10,630	10,476
	Synovus Bank	5.625%	2/15/28	5,475	5,484
	Synovus Financial Corp.	6.168%	11/1/30	5,300	5,344
[2]	Toronto-Dominion Bank	0.750%	1/6/26	8,350	8,032
	Toronto-Dominion Bank	5.103%	1/9/26	10,300	10,343
[2]	Toronto-Dominion Bank	1.200%	6/3/26	13,675	13,023
[2]	Toronto-Dominion Bank	5.532%	7/17/26	23,000	23,267
[2]	Toronto-Dominion Bank	1.250%	9/10/26	2,475	2,338
	Toronto-Dominion Bank	5.264%	12/11/26	5,390	5,448
[2]	Toronto-Dominion Bank	1.950%	1/12/27	8,500	8,038
[2]	Toronto-Dominion Bank	2.800%	3/10/27	28,000	26,849
74

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Toronto-Dominion Bank	4.980%	4/5/27	60,000	60,217
	Toronto-Dominion Bank	4.108%	6/8/27	14,901	14,655
[2]	Toronto-Dominion Bank	4.693%	9/15/27	13,100	13,066
	Toronto-Dominion Bank	5.156%	1/10/28	13,340	13,404
[2]	Toronto-Dominion Bank	5.523%	7/17/28	38,000	38,636
[2]	Toronto-Dominion Bank	4.994%	4/5/29	8,850	8,834
[2]	Toronto-Dominion Bank	2.000%	9/10/31	10,000	8,281
[2]	Toronto-Dominion Bank	3.625%	9/15/31	6,400	6,219
[2]	Toronto-Dominion Bank	2.450%	1/12/32	6,000	5,006
[2]	Toronto-Dominion Bank	3.200%	3/10/32	16,750	14,633
	Toronto-Dominion Bank	4.456%	6/8/32	24,800	23,495
	Toronto-Dominion Bank	5.146%	9/10/34	6,950	6,801
	TPG Operating Group II LP	5.875%	3/5/34	7,740	7,912
	Transatlantic Holdings Inc.	8.000%	11/30/39	4,125	5,089
	Travelers Cos. Inc.	6.750%	6/20/36	3,125	3,475
[2]	Travelers Cos. Inc.	6.250%	6/15/37	11,380	12,234
	Travelers Cos. Inc.	5.350%	11/1/40	5,390	5,280
	Travelers Cos. Inc.	4.600%	8/1/43	2,068	1,822
	Travelers Cos. Inc.	4.300%	8/25/45	1,250	1,042
	Travelers Cos. Inc.	3.750%	5/15/46	12,285	9,365
	Travelers Cos. Inc.	4.000%	5/30/47	9,952	7,865
	Travelers Cos. Inc.	4.100%	3/4/49	1,680	1,340
	Travelers Cos. Inc.	2.550%	4/27/50	7,280	4,291
	Travelers Cos. Inc.	3.050%	6/8/51	9,900	6,451
	Travelers Cos. Inc.	5.450%	5/25/53	7,617	7,415
	Travelers Property Casualty Corp.	6.375%	3/15/33	1,897	2,082
	Trinity Acquisition plc	4.400%	3/15/26	6,788	6,737
[2]	Truist Bank	1.500%	3/10/25	400	397
[2]	Truist Bank	3.300%	5/15/26	8,024	7,855
[2]	Truist Bank	3.800%	10/30/26	3,450	3,385
[2]	Truist Bank	2.250%	3/11/30	23,944	20,558
[2]	Truist Financial Corp.	1.267%	3/2/27	12,105	11,607
[2]	Truist Financial Corp.	6.047%	6/8/27	28,925	29,379
[2]	Truist Financial Corp.	1.125%	8/3/27	19,085	17,385
[2]	Truist Financial Corp.	4.873%	1/26/29	10,000	9,936
[2]	Truist Financial Corp.	3.875%	3/19/29	6,609	6,301
[2]	Truist Financial Corp.	1.887%	6/7/29	9,425	8,501
[2]	Truist Financial Corp.	7.161%	10/30/29	5,000	5,342
[2]	Truist Financial Corp.	5.435%	1/24/30	9,000	9,080
[2]	Truist Financial Corp.	1.950%	6/5/30	6,643	5,659
[2]	Truist Financial Corp.	4.916%	7/28/33	13,000	12,276
[2]	Truist Financial Corp.	6.123%	10/28/33	8,010	8,332
[2]	Truist Financial Corp.	5.122%	1/26/34	36,225	35,152
[2]	Truist Financial Corp.	5.867%	6/8/34	25,000	25,405
[2]	Truist Financial Corp.	5.711%	1/24/35	21,965	22,150
	UBS AG	1.250%	8/7/26	15,735	14,893
	UBS AG	5.000%	7/9/27	23,250	23,379
	UBS AG	7.500%	2/15/28	31,577	33,806
	UBS AG	5.650%	9/11/28	17,300	17,688
	UBS AG	4.500%	6/26/48	6,720	5,692
	UBS Group AG	3.750%	3/26/25	32,302	32,202
	UBS Group AG	4.550%	4/17/26	27,406	27,315
[7]	UBS Group AG	4.282%	1/9/28	5,700	5,567
[7]	UBS Group AG	4.194%	4/1/31	16,143	15,263
	UBS Group AG	4.875%	5/15/45	14,580	13,035
	Unum Group	4.000%	6/15/29	2,000	1,918
	Unum Group	5.750%	8/15/42	6,443	6,289
	Unum Group	4.500%	12/15/49	4,839	3,845
	Unum Group	4.125%	6/15/51	7,000	5,153
	Unum Group	6.000%	6/15/54	4,100	4,059
[2]	US Bancorp	3.100%	4/27/26	10,160	9,943
[2]	US Bancorp	2.375%	7/22/26	17,025	16,458
[2]	US Bancorp	3.150%	4/27/27	21,140	20,450
	US Bancorp	6.787%	10/26/27	8,000	8,264
[2]	US Bancorp	3.900%	4/26/28	4,475	4,341
[2]	US Bancorp	4.548%	7/22/28	24,015	23,798
	US Bancorp	4.653%	2/1/29	38,566	38,169
	US Bancorp	5.775%	6/12/29	27,988	28,643
[2]	US Bancorp	3.000%	7/30/29	9,425	8,639
	US Bancorp	5.384%	1/23/30	25,800	26,024
75

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	US Bancorp	1.375%	7/22/30	8,575	7,073
	US Bancorp	5.100%	7/23/30	39,750	39,659
[2]	US Bancorp	2.677%	1/27/33	5,000	4,215
[2]	US Bancorp	4.967%	7/22/33	10,550	10,115
	US Bancorp	5.850%	10/21/33	27,060	27,673
	US Bancorp	4.839%	2/1/34	39,180	37,438
	US Bancorp	5.836%	6/12/34	19,910	20,290
	US Bancorp	5.678%	1/23/35	37,320	37,653
	US Bancorp	2.491%	11/3/36	13,585	11,026
	US Bank NA	4.507%	10/22/27	29,000	28,828
	Visa Inc.	1.900%	4/15/27	15,925	15,054
	Visa Inc.	0.750%	8/15/27	7,500	6,838
	Visa Inc.	2.750%	9/15/27	10,550	10,095
	Visa Inc.	2.050%	4/15/30	19,205	16,789
	Visa Inc.	1.100%	2/15/31	8,200	6,634
	Visa Inc.	4.150%	12/14/35	18,730	17,307
	Visa Inc.	2.700%	4/15/40	11,951	8,709
	Visa Inc.	4.300%	12/14/45	43,660	37,312
	Visa Inc.	3.650%	9/15/47	6,950	5,307
	Visa Inc.	2.000%	8/15/50	16,869	9,108
	Voya Financial Inc.	3.650%	6/15/26	3,050	3,000
	Voya Financial Inc.	5.700%	7/15/43	4,550	4,341
	Voya Financial Inc.	4.800%	6/15/46	1,935	1,643
[2]	Voya Financial Inc.	4.700%	1/23/48	12,000	11,272
	W R Berkley Corp.	4.750%	8/1/44	3,780	3,303
	W R Berkley Corp.	4.000%	5/12/50	4,000	3,026
	W R Berkley Corp.	3.550%	3/30/52	8,000	5,500
	W R Berkley Corp.	3.150%	9/30/61	5,500	3,235
	Wachovia Corp.	7.500%	4/15/35	1,990	2,290
	Wachovia Corp.	5.500%	8/1/35	5,725	5,719
	Webster Financial Corp.	4.100%	3/25/29	3,000	2,853
	Wells Fargo & Co.	3.000%	4/22/26	54,060	52,875
[2]	Wells Fargo & Co.	4.100%	6/3/26	27,600	27,320
	Wells Fargo & Co.	3.000%	10/23/26	37,703	36,554
[2]	Wells Fargo & Co.	3.196%	6/17/27	15,000	14,649
[2]	Wells Fargo & Co.	4.300%	7/22/27	10,721	10,581
[2]	Wells Fargo & Co.	3.526%	3/24/28	55,000	53,358
[2]	Wells Fargo & Co.	5.707%	4/22/28	16,000	16,258
[2]	Wells Fargo & Co.	3.584%	5/22/28	19,806	19,195
[2]	Wells Fargo & Co.	2.393%	6/2/28	18,480	17,401
[2]	Wells Fargo & Co.	4.808%	7/25/28	64,000	63,747
[2]	Wells Fargo & Co.	4.150%	1/24/29	2,705	2,623
[2]	Wells Fargo & Co.	5.574%	7/25/29	39,730	40,311
	Wells Fargo & Co.	6.303%	10/23/29	20,000	20,788
	Wells Fargo & Co.	5.198%	1/23/30	108,000	108,337
[2]	Wells Fargo & Co.	2.572%	2/11/31	43,855	38,673
[2]	Wells Fargo & Co.	4.478%	4/4/31	88,460	85,589
[2]	Wells Fargo & Co.	3.350%	3/2/33	29,880	26,161
[2]	Wells Fargo & Co.	4.897%	7/25/33	45,010	43,479
	Wells Fargo & Co.	5.389%	4/24/34	61,012	60,234
[2]	Wells Fargo & Co.	5.557%	7/25/34	77,905	77,695
	Wells Fargo & Co.	5.499%	1/23/35	33,200	32,990
	Wells Fargo & Co.	5.211%	12/3/35	29,200	28,441
[2]	Wells Fargo & Co.	5.950%	12/15/36	2,025	2,033
[2]	Wells Fargo & Co.	3.068%	4/30/41	35,950	26,089
	Wells Fargo & Co.	5.375%	11/2/43	31,354	29,322
	Wells Fargo & Co.	5.606%	1/15/44	19,195	18,367
[2]	Wells Fargo & Co.	4.650%	11/4/44	32,218	27,040
	Wells Fargo & Co.	3.900%	5/1/45	13,742	10,644
[2]	Wells Fargo & Co.	4.900%	11/17/45	20,371	17,646
[2]	Wells Fargo & Co.	4.400%	6/14/46	14,223	11,417
[2]	Wells Fargo & Co.	4.750%	12/7/46	26,443	22,209
[2]	Wells Fargo & Co.	5.013%	4/4/51	69,163	61,577
[2]	Wells Fargo & Co.	4.611%	4/25/53	65,755	54,922
	Wells Fargo Bank NA	4.811%	1/15/26	11,570	11,605
[2]	Wells Fargo Bank NA	5.450%	8/7/26	23,360	23,639
	Wells Fargo Bank NA	5.254%	12/11/26	27,600	27,922
	Wells Fargo Bank NA	5.950%	8/26/36	3,700	3,807
[2]	Wells Fargo Bank NA	5.850%	2/1/37	11,275	11,489
[2]	Wells Fargo Bank NA	6.600%	1/15/38	10,645	11,602
76

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Western Union Co.	1.350%	3/15/26	6,000	5,738
	Western Union Co.	2.750%	3/15/31	4,000	3,387
	Western Union Co.	6.200%	11/17/36	6,140	6,204
	Western Union Co.	6.200%	6/21/40	695	682
	Westpac Banking Corp.	5.200%	4/16/26	10,000	10,082
	Westpac Banking Corp.	2.850%	5/13/26	38,397	37,547
	Westpac Banking Corp.	2.700%	8/19/26	16,621	16,152
[2]	Westpac Banking Corp.	4.600%	10/20/26	6,935	6,948
	Westpac Banking Corp.	3.350%	3/8/27	30,390	29,632
	Westpac Banking Corp.	5.457%	11/18/27	7,500	7,674
	Westpac Banking Corp.	3.400%	1/25/28	150	144
	Westpac Banking Corp.	5.535%	11/17/28	32,035	32,931
	Westpac Banking Corp.	1.953%	11/20/28	9,395	8,464
	Westpac Banking Corp.	5.050%	4/16/29	8,600	8,686
	Westpac Banking Corp.	2.650%	1/16/30	9,250	8,342
[2]	Westpac Banking Corp.	4.322%	11/23/31	21,460	21,129
	Westpac Banking Corp.	5.405%	8/10/33	11,450	11,273
	Westpac Banking Corp.	6.820%	11/17/33	4,200	4,537
	Westpac Banking Corp.	4.110%	7/24/34	9,021	8,495
	Westpac Banking Corp.	2.668%	11/15/35	20,000	17,022
[2]	Westpac Banking Corp.	5.618%	11/20/35	31,390	30,878
	Westpac Banking Corp.	3.020%	11/18/36	8,010	6,774
	Westpac Banking Corp.	4.421%	7/24/39	125	111
	Westpac Banking Corp.	2.963%	11/16/40	28,033	19,918
	Westpac Banking Corp.	3.133%	11/18/41	10,000	7,158
	Willis North America Inc.	4.650%	6/15/27	7,606	7,588
	Willis North America Inc.	4.500%	9/15/28	5,800	5,698
	Willis North America Inc.	2.950%	9/15/29	4,753	4,326
	Willis North America Inc.	5.350%	5/15/33	7,825	7,775
	Willis North America Inc.	5.050%	9/15/48	5,093	4,478
	Willis North America Inc.	3.875%	9/15/49	8,925	6,534
	Willis North America Inc.	5.900%	3/5/54	8,000	7,845
	XL Group Ltd.	5.250%	12/15/43	4,850	4,484
	Zions Bancorp NA	3.250%	10/29/29	3,090	2,755
	Zions Bancorp NA	6.816%	11/19/35	2,900	2,927
					23,136,985
Health Care (2.9%)
	Abbott Laboratories	2.950%	3/15/25	13,868	13,818
	Abbott Laboratories	3.750%	11/30/26	20,486	20,241
	Abbott Laboratories	1.150%	1/30/28	6,500	5,886
	Abbott Laboratories	1.400%	6/30/30	4,000	3,380
	Abbott Laboratories	4.750%	11/30/36	12,210	11,780
	Abbott Laboratories	6.150%	11/30/37	3,830	4,164
	Abbott Laboratories	6.000%	4/1/39	950	1,021
	Abbott Laboratories	5.300%	5/27/40	1,951	1,956
	Abbott Laboratories	4.750%	4/15/43	18,425	17,275
	Abbott Laboratories	4.900%	11/30/46	44,682	41,617
	AbbVie Inc.	3.800%	3/15/25	33,973	33,895
	AbbVie Inc.	3.200%	5/14/26	41,444	40,716
	AbbVie Inc.	2.950%	11/21/26	64,790	62,956
	AbbVie Inc.	4.800%	3/15/27	47,500	47,772
	AbbVie Inc.	4.250%	11/14/28	18,784	18,490
	AbbVie Inc.	4.800%	3/15/29	28,000	27,973
	AbbVie Inc.	3.200%	11/21/29	82,443	76,527
	AbbVie Inc.	4.950%	3/15/31	37,326	37,295
	AbbVie Inc.	5.050%	3/15/34	34,941	34,521
	AbbVie Inc.	4.550%	3/15/35	22,187	20,843
	AbbVie Inc.	4.500%	5/14/35	33,468	31,289
	AbbVie Inc.	4.300%	5/14/36	9,275	8,461
	AbbVie Inc.	4.050%	11/21/39	56,357	48,142
	AbbVie Inc.	4.625%	10/1/42	4,810	4,250
	AbbVie Inc.	4.400%	11/6/42	25,693	22,206
	AbbVie Inc.	5.350%	3/15/44	8,600	8,347
	AbbVie Inc.	4.850%	6/15/44	11,816	10,690
	AbbVie Inc.	4.750%	3/15/45	7,083	6,307
	AbbVie Inc.	4.700%	5/14/45	26,095	23,048
	AbbVie Inc.	4.450%	5/14/46	39,181	33,302
	AbbVie Inc.	4.875%	11/14/48	15,041	13,490
	AbbVie Inc.	4.250%	11/21/49	75,854	61,680
77

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AbbVie Inc.	5.400%	3/15/54	35,804	34,441
	AbbVie Inc.	5.500%	3/15/64	27,000	25,784
	Adventist Health System	5.430%	3/1/32	4,000	3,985
	Adventist Health System	5.757%	12/1/34	4,925	4,961
	Adventist Health System	3.630%	3/1/49	5,495	3,847
	Advocate Health & Hospitals Corp.	3.829%	8/15/28	5,851	5,672
[2]	Advocate Health & Hospitals Corp.	2.211%	6/15/30	775	675
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	7,010	5,709
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	3,275	2,323
[2]	Advocate Health & Hospitals Corp.	3.008%	6/15/50	3,100	2,039
	Aetna Inc.	6.625%	6/15/36	10,474	10,989
	Aetna Inc.	6.750%	12/15/37	5,500	5,795
	Aetna Inc.	4.500%	5/15/42	4,325	3,508
	Aetna Inc.	4.750%	3/15/44	3,520	2,904
	Agilent Technologies Inc.	3.050%	9/22/26	6,700	6,516
	Agilent Technologies Inc.	2.750%	9/15/29	6,000	5,444
	Agilent Technologies Inc.	2.100%	6/4/30	3,175	2,725
	Agilent Technologies Inc.	2.300%	3/12/31	13,000	11,028
	Agilent Technologies Inc.	4.750%	9/9/34	8,325	7,926
	AHS Hospital Corp.	5.024%	7/1/45	3,500	3,261
[2]	AHS Hospital Corp.	2.780%	7/1/51	10,000	6,169
[2]	Allina Health System	3.887%	4/15/49	3,750	2,843
	Amgen Inc.	5.507%	3/2/26	18,925	18,917
	Amgen Inc.	2.600%	8/19/26	21,425	20,734
	Amgen Inc.	2.200%	2/21/27	16,307	15,464
	Amgen Inc.	3.200%	11/2/27	11,859	11,407
	Amgen Inc.	5.150%	3/2/28	21,760	21,916
	Amgen Inc.	1.650%	8/15/28	25,800	23,054
	Amgen Inc.	4.050%	8/18/29	17,770	17,087
	Amgen Inc.	2.450%	2/21/30	10,955	9,678
	Amgen Inc.	5.250%	3/2/30	26,210	26,443
	Amgen Inc.	2.300%	2/25/31	34,442	29,329
	Amgen Inc.	2.000%	1/15/32	12,705	10,306
	Amgen Inc.	3.350%	2/22/32	11,000	9,799
	Amgen Inc.	4.200%	3/1/33	6,325	5,863
	Amgen Inc.	5.250%	3/2/33	70,440	69,918
	Amgen Inc.	3.150%	2/21/40	29,724	22,071
	Amgen Inc.	2.800%	8/15/41	31,355	21,767
	Amgen Inc.	4.950%	10/1/41	12,860	11,585
	Amgen Inc.	5.150%	11/15/41	3,478	3,222
	Amgen Inc.	5.600%	3/2/43	20,335	19,772
	Amgen Inc.	4.400%	5/1/45	28,205	23,326
	Amgen Inc.	4.563%	6/15/48	5,023	4,176
	Amgen Inc.	3.375%	2/21/50	13,125	8,976
	Amgen Inc.	4.663%	6/15/51	41,193	34,515
	Amgen Inc.	3.000%	1/15/52	11,994	7,563
	Amgen Inc.	4.200%	2/22/52	22,750	17,570
	Amgen Inc.	4.875%	3/1/53	9,500	8,136
	Amgen Inc.	5.650%	3/2/53	69,185	66,599
	Amgen Inc.	2.770%	9/1/53	6,693	3,888
	Amgen Inc.	4.400%	2/22/62	5,436	4,206
	Amgen Inc.	5.750%	3/2/63	33,740	32,309
[2]	Ascension Health	2.532%	11/15/29	13,426	12,064
[2]	Ascension Health	3.106%	11/15/39	9,450	7,114
	Ascension Health	3.945%	11/15/46	18,010	14,351
[2]	Ascension Health	4.847%	11/15/53	6,500	5,801
	AstraZeneca Finance LLC	1.200%	5/28/26	5,000	4,780
	AstraZeneca Finance LLC	4.800%	2/26/27	24,500	24,641
	AstraZeneca Finance LLC	4.875%	3/3/28	15,000	15,085
	AstraZeneca Finance LLC	1.750%	5/28/28	17,500	15,866
	AstraZeneca Finance LLC	4.850%	2/26/29	22,479	22,528
	AstraZeneca Finance LLC	4.900%	3/3/30	20,000	20,063
	AstraZeneca Finance LLC	4.900%	2/26/31	11,500	11,486
	AstraZeneca Finance LLC	2.250%	5/28/31	13,000	11,065
	AstraZeneca Finance LLC	4.875%	3/3/33	13,825	13,655
	AstraZeneca Finance LLC	5.000%	2/26/34	16,575	16,388
	AstraZeneca plc	0.700%	4/8/26	13,105	12,502
	AstraZeneca plc	4.000%	1/17/29	11,900	11,576
	AstraZeneca plc	1.375%	8/6/30	16,361	13,626
	AstraZeneca plc	6.450%	9/15/37	29,447	32,279
78

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AstraZeneca plc	4.000%	9/18/42	15,126	12,513
	AstraZeneca plc	4.375%	11/16/45	10,900	9,329
	AstraZeneca plc	4.375%	8/17/48	8,400	7,098
	AstraZeneca plc	2.125%	8/6/50	10,450	5,677
	AstraZeneca plc	3.000%	5/28/51	7,090	4,637
	Banner Health	2.338%	1/1/30	5,000	4,426
	Banner Health	1.897%	1/1/31	1,000	835
	Banner Health	2.907%	1/1/42	3,500	2,488
[2]	Banner Health	3.181%	1/1/50	3,920	2,650
	Banner Health	2.913%	1/1/51	3,150	2,004
[2]	Baptist Health South Florida Foundation Inc.	3.115%	11/15/71	3,500	1,989
[2]	Baptist Healthcare System Obligated Group	3.540%	8/15/50	7,250	5,071
	Baxalta Inc.	4.000%	6/23/25	8,678	8,647
	Baxalta Inc.	5.250%	6/23/45	4,188	3,860
	Baxter International Inc.	2.600%	8/15/26	2,789	2,695
	Baxter International Inc.	1.915%	2/1/27	16,400	15,460
	Baxter International Inc.	2.272%	12/1/28	13,000	11,718
	Baxter International Inc.	3.950%	4/1/30	6,025	5,686
	Baxter International Inc.	1.730%	4/1/31	16,375	13,295
	Baxter International Inc.	2.539%	2/1/32	45,000	37,498
	Baxter International Inc.	3.500%	8/15/46	4,750	3,280
	Baxter International Inc.	3.132%	12/1/51	10,495	6,497
[2]	BayCare Health System Inc.	3.831%	11/15/50	1,500	1,151
[2]	Baylor Scott & White Holdings	1.777%	11/15/30	3,310	2,772
	Baylor Scott & White Holdings	4.185%	11/15/45	9,355	7,797
[2]	Baylor Scott & White Holdings	2.839%	11/15/50	10,475	6,631
	Becton Dickinson & Co.	3.700%	6/6/27	20,860	20,351
	Becton Dickinson & Co.	4.693%	2/13/28	13,387	13,315
	Becton Dickinson & Co.	5.081%	6/7/29	4,000	4,028
	Becton Dickinson & Co.	2.823%	5/20/30	10,227	9,159
	Becton Dickinson & Co.	1.957%	2/11/31	10,000	8,321
	Becton Dickinson & Co.	4.298%	8/22/32	11,000	10,343
	Becton Dickinson & Co.	5.110%	2/8/34	6,225	6,131
	Becton Dickinson & Co.	4.685%	12/15/44	6,065	5,242
	Becton Dickinson & Co.	4.669%	6/6/47	22,745	19,408
	Becton Dickinson & Co.	3.794%	5/20/50	5,234	3,867
[2]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	2,000	1,233
	Biogen Inc.	2.250%	5/1/30	18,647	16,110
	Biogen Inc.	5.200%	9/15/45	6,221	5,626
	Biogen Inc.	3.150%	5/1/50	22,254	14,000
	Biogen Inc.	3.250%	2/15/51	10,119	6,473
	Bio-Rad Laboratories Inc.	3.300%	3/15/27	3,000	2,905
	Bio-Rad Laboratories Inc.	3.700%	3/15/32	6,215	5,567
[2]	Bon Secours Mercy Health Inc.	4.302%	7/1/28	1,750	1,716
[2]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	3,443	3,224
[2]	Bon Secours Mercy Health Inc.	2.095%	6/1/31	4,725	3,936
[2]	Bon Secours Mercy Health Inc.	3.205%	6/1/50	3,250	2,165
	Boston Scientific Corp.	2.650%	6/1/30	5,425	4,843
	Boston Scientific Corp.	6.500%	11/15/35	2,923	3,209
	Boston Scientific Corp.	4.550%	3/1/39	11,841	10,823
	Boston Scientific Corp.	7.375%	1/15/40	1,650	1,932
	Boston Scientific Corp.	4.700%	3/1/49	11,090	9,757
	Bristol-Myers Squibb Co.	4.950%	2/20/26	7,010	7,045
	Bristol-Myers Squibb Co.	3.200%	6/15/26	34,517	33,904
	Bristol-Myers Squibb Co.	4.900%	2/22/27	3,000	3,025
	Bristol-Myers Squibb Co.	3.450%	11/15/27	30,341	29,481
	Bristol-Myers Squibb Co.	3.900%	2/20/28	21,583	21,127
	Bristol-Myers Squibb Co.	4.900%	2/22/29	19,984	20,084
	Bristol-Myers Squibb Co.	3.400%	7/26/29	46,980	44,293
	Bristol-Myers Squibb Co.	1.450%	11/13/30	5,265	4,358
	Bristol-Myers Squibb Co.	5.100%	2/22/31	14,125	14,214
	Bristol-Myers Squibb Co.	2.950%	3/15/32	25,000	21,782
	Bristol-Myers Squibb Co.	5.900%	11/15/33	2,000	2,099
	Bristol-Myers Squibb Co.	5.200%	2/22/34	35,500	35,395
	Bristol-Myers Squibb Co.	4.125%	6/15/39	24,517	21,126
	Bristol-Myers Squibb Co.	3.250%	8/1/42	10,865	7,948
	Bristol-Myers Squibb Co.	5.500%	2/22/44	4,000	3,956
	Bristol-Myers Squibb Co.	4.625%	5/15/44	12,014	10,585
	Bristol-Myers Squibb Co.	5.000%	8/15/45	6,600	6,099
	Bristol-Myers Squibb Co.	4.350%	11/15/47	16,068	13,224
79

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bristol-Myers Squibb Co.	4.550%	2/20/48	13,989	11,880
	Bristol-Myers Squibb Co.	4.250%	10/26/49	40,238	32,541
	Bristol-Myers Squibb Co.	2.550%	11/13/50	21,700	12,519
	Bristol-Myers Squibb Co.	3.700%	3/15/52	41,022	29,762
	Bristol-Myers Squibb Co.	6.250%	11/15/53	3,000	3,175
	Bristol-Myers Squibb Co.	5.550%	2/22/54	44,895	43,657
	Bristol-Myers Squibb Co.	3.900%	3/15/62	15,250	10,905
	Bristol-Myers Squibb Co.	6.400%	11/15/63	16,000	17,104
	Bristol-Myers Squibb Co.	5.650%	2/22/64	20,958	20,156
	Cardinal Health Inc.	4.700%	11/15/26	5,000	4,993
	Cardinal Health Inc.	3.410%	6/15/27	9,520	9,226
	Cardinal Health Inc.	5.125%	2/15/29	8,000	8,014
	Cardinal Health Inc.	5.000%	11/15/29	7,500	7,454
	Cardinal Health Inc.	5.450%	2/15/34	6,000	5,968
	Cardinal Health Inc.	5.350%	11/15/34	12,000	11,742
	Cardinal Health Inc.	4.600%	3/15/43	4,150	3,507
	Cardinal Health Inc.	4.500%	11/15/44	8,275	6,794
	Cardinal Health Inc.	4.900%	9/15/45	4,580	3,959
	Cardinal Health Inc.	4.368%	6/15/47	5,000	3,990
	Cardinal Health Inc.	5.750%	11/15/54	7,400	7,078
[2]	Catholic Health Services of Long Island Obligated Group	3.368%	7/1/50	5,900	3,969
	Cencora Inc.	3.250%	3/1/25	5,725	5,707
	Cencora Inc.	3.450%	12/15/27	11,525	11,152
	Cencora Inc.	4.625%	12/15/27	3,450	3,449
	Cencora Inc.	4.850%	12/15/29	3,500	3,475
	Cencora Inc.	2.800%	5/15/30	7,250	6,500
	Cencora Inc.	2.700%	3/15/31	10,700	9,281
	Cencora Inc.	5.125%	2/15/34	5,793	5,673
	Cencora Inc.	5.150%	2/15/35	3,900	3,802
	Cencora Inc.	4.250%	3/1/45	5,132	4,164
	Cencora Inc.	4.300%	12/15/47	10,675	8,614
	Centene Corp.	4.250%	12/15/27	25,739	24,913
	Centene Corp.	2.450%	7/15/28	25,984	23,411
	Centene Corp.	4.625%	12/15/29	49,262	46,565
	Centene Corp.	3.375%	2/15/30	19,750	17,590
	Centene Corp.	3.000%	10/15/30	23,030	19,866
	Centene Corp.	2.500%	3/1/31	26,765	22,091
	Centene Corp.	2.625%	8/1/31	14,075	11,585
	Children's Health System of Texas	2.511%	8/15/50	9,950	5,874
[2]	Children's Hospital	2.928%	7/15/50	4,575	2,864
[2]	Children's Hospital Corp.	4.115%	1/1/47	1,575	1,292
[2]	Children's Hospital Corp.	2.585%	2/1/50	2,500	1,501
	Children's Hospital Medical Center	4.268%	5/15/44	1,300	1,114
[2]	Children's Hospital of Philadelphia	2.704%	7/1/50	7,025	4,348
[2]	CHRISTUS Health	4.341%	7/1/28	17,402	17,041
[2]	Cigna Group	4.500%	2/25/26	12,585	12,554
	Cigna Group	1.250%	3/15/26	3,118	2,991
	Cigna Group	5.685%	3/15/26	3,035	3,032
[2]	Cigna Group	3.400%	3/1/27	32,690	31,780
[2]	Cigna Group	7.875%	5/15/27	362	387
	Cigna Group	4.375%	10/15/28	29,071	28,485
	Cigna Group	5.000%	5/15/29	11,300	11,291
	Cigna Group	2.400%	3/15/30	21,169	18,503
	Cigna Group	2.375%	3/15/31	19,410	16,430
	Cigna Group	5.125%	5/15/31	10,000	9,952
	Cigna Group	5.400%	3/15/33	8,760	8,742
	Cigna Group	5.250%	2/15/34	21,965	21,534
	Cigna Group	4.800%	8/15/38	21,555	19,530
	Cigna Group	3.200%	3/15/40	7,600	5,566
[2]	Cigna Group	6.125%	11/15/41	4,534	4,599
[2]	Cigna Group	5.375%	2/15/42	550	505
[2]	Cigna Group	4.800%	7/15/46	14,715	12,533
[2]	Cigna Group	3.875%	10/15/47	18,104	13,165
	Cigna Group	4.900%	12/15/48	29,539	25,126
	Cigna Group	3.400%	3/15/50	32,105	21,062
	Cigna Group	3.400%	3/15/51	15,015	9,780
	Cigna Group	5.600%	2/15/54	15,000	14,045
[2]	City of Hope	5.623%	11/15/43	2,000	1,902
[2]	City of Hope	4.378%	8/15/48	7,375	5,932
	Cleveland Clinic Foundation	4.858%	1/1/14	4,515	3,821
80

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CommonSpirit Health	6.073%	11/1/27	4,000	4,128
	CommonSpirit Health	3.347%	10/1/29	7,925	7,383
	CommonSpirit Health	2.782%	10/1/30	3,375	2,987
	CommonSpirit Health	5.205%	12/1/31	12,500	12,450
	CommonSpirit Health	5.318%	12/1/34	7,450	7,351
[2]	CommonSpirit Health	4.350%	11/1/42	4,635	3,868
	CommonSpirit Health	3.817%	10/1/49	6,270	4,646
	CommonSpirit Health	4.187%	10/1/49	14,300	11,182
	CommonSpirit Health	3.910%	10/1/50	7,740	5,705
	CommonSpirit Health	5.548%	12/1/54	6,297	6,019
[2]	Community Health Network Inc.	3.099%	5/1/50	6,115	3,891
[2]	Corewell Health Obligated Group	3.487%	7/15/49	2,855	2,039
[2]	Cottage Health Obligated Group	3.304%	11/1/49	5,210	3,638
	CVS Health Corp.	2.875%	6/1/26	18,860	18,312
	CVS Health Corp.	3.000%	8/15/26	22,000	21,316
	CVS Health Corp.	3.625%	4/1/27	6,100	5,916
	CVS Health Corp.	1.300%	8/21/27	25,464	23,070
	CVS Health Corp.	4.300%	3/25/28	34,823	33,752
	CVS Health Corp.	5.000%	1/30/29	17,810	17,565
	CVS Health Corp.	5.400%	6/1/29	12,015	12,019
	CVS Health Corp.	3.250%	8/15/29	52,130	47,444
	CVS Health Corp.	5.125%	2/21/30	13,000	12,728
	CVS Health Corp.	3.750%	4/1/30	18,347	16,817
	CVS Health Corp.	1.750%	8/21/30	16,925	13,781
	CVS Health Corp.	5.250%	1/30/31	8,000	7,814
	CVS Health Corp.	1.875%	2/28/31	25,630	20,669
	CVS Health Corp.	5.550%	6/1/31	11,515	11,435
	CVS Health Corp.	2.125%	9/15/31	5,000	4,004
	CVS Health Corp.	5.250%	2/21/33	20,000	19,145
	CVS Health Corp.	5.300%	6/1/33	16,285	15,607
	CVS Health Corp.	5.700%	6/1/34	7,382	7,253
	CVS Health Corp.	4.875%	7/20/35	16,475	14,958
	CVS Health Corp.	4.780%	3/25/38	63,070	54,469
	CVS Health Corp.	6.125%	9/15/39	4,950	4,838
	CVS Health Corp.	4.125%	4/1/40	8,692	6,798
	CVS Health Corp.	5.300%	12/5/43	5,793	5,045
	CVS Health Corp.	6.000%	6/1/44	8,500	8,022
	CVS Health Corp.	5.125%	7/20/45	43,599	36,631
	CVS Health Corp.	5.050%	3/25/48	94,327	77,770
	CVS Health Corp.	5.625%	2/21/53	14,000	12,369
	CVS Health Corp.	5.875%	6/1/53	10,374	9,504
	CVS Health Corp.	6.050%	6/1/54	11,575	10,872
	CVS Health Corp.	6.000%	6/1/63	10,000	9,115
	Danaher Corp.	4.375%	9/15/45	6,000	5,123
	Danaher Corp.	2.600%	10/1/50	13,944	8,295
	Danaher Corp.	2.800%	12/10/51	10,433	6,420
[2]	Dartmouth-Hitchcock Health	4.178%	8/1/48	3,100	2,344
	DENTSPLY SIRONA Inc.	3.250%	6/1/30	6,500	5,742
	DH Europe Finance II Sarl	2.600%	11/15/29	9,000	8,139
	DH Europe Finance II Sarl	3.250%	11/15/39	14,480	11,270
	DH Europe Finance II Sarl	3.400%	11/15/49	10,897	7,701
	Dignity Health	4.500%	11/1/42	6,000	5,023
	Dignity Health	5.267%	11/1/64	6,075	5,444
[2]	Duke University Health System Inc.	3.920%	6/1/47	4,800	3,771
	Edwards Lifesciences Corp.	4.300%	6/15/28	6,325	6,191
	Elevance Health Inc.	4.900%	2/8/26	6,885	6,879
	Elevance Health Inc.	4.500%	10/30/26	2,810	2,804
	Elevance Health Inc.	3.650%	12/1/27	31,571	30,708
	Elevance Health Inc.	4.101%	3/1/28	9,466	9,253
	Elevance Health Inc.	5.150%	6/15/29	7,075	7,115
	Elevance Health Inc.	2.875%	9/15/29	6,955	6,324
	Elevance Health Inc.	4.750%	2/15/30	4,750	4,692
	Elevance Health Inc.	2.250%	5/15/30	30,808	26,729
	Elevance Health Inc.	2.550%	3/15/31	12,034	10,324
	Elevance Health Inc.	4.950%	11/1/31	3,810	3,747
	Elevance Health Inc.	4.100%	5/15/32	8,070	7,452
	Elevance Health Inc.	5.500%	10/15/32	3,400	3,430
	Elevance Health Inc.	4.750%	2/15/33	17,690	16,944
	Elevance Health Inc.	5.375%	6/15/34	11,600	11,486
	Elevance Health Inc.	5.950%	12/15/34	1,001	1,039
81

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Elevance Health Inc.	5.200%	2/15/35	21,675	21,161
	Elevance Health Inc.	5.850%	1/15/36	1,200	1,210
	Elevance Health Inc.	6.375%	6/15/37	5,865	6,176
	Elevance Health Inc.	4.625%	5/15/42	12,315	10,626
	Elevance Health Inc.	4.650%	1/15/43	10,695	9,280
	Elevance Health Inc.	5.100%	1/15/44	11,855	10,755
	Elevance Health Inc.	4.650%	8/15/44	9,592	8,212
	Elevance Health Inc.	4.375%	12/1/47	19,631	15,749
	Elevance Health Inc.	4.550%	3/1/48	5,240	4,293
	Elevance Health Inc.	3.125%	5/15/50	22,925	14,587
	Elevance Health Inc.	3.600%	3/15/51	15,100	10,448
	Elevance Health Inc.	4.550%	5/15/52	8,070	6,477
	Elevance Health Inc.	6.100%	10/15/52	8,881	8,977
	Elevance Health Inc.	5.125%	2/15/53	9,800	8,673
	Elevance Health Inc.	5.650%	6/15/54	11,600	11,106
	Elevance Health Inc.	4.850%	8/15/54	2,720	2,254
	Elevance Health Inc.	5.700%	2/15/55	15,695	15,112
	Elevance Health Inc.	5.850%	11/1/64	9,260	8,927
	Eli Lilly & Co.	4.500%	2/9/27	20,305	20,346
	Eli Lilly & Co.	4.150%	8/14/27	3,250	3,232
	Eli Lilly & Co.	4.500%	2/9/29	22,500	22,385
	Eli Lilly & Co.	3.375%	3/15/29	10,782	10,272
	Eli Lilly & Co.	4.200%	8/14/29	11,482	11,234
	Eli Lilly & Co.	4.700%	2/27/33	25,925	25,405
	Eli Lilly & Co.	4.700%	2/9/34	17,446	16,914
	Eli Lilly & Co.	4.600%	8/14/34	14,223	13,654
	Eli Lilly & Co.	3.950%	3/15/49	4,628	3,621
	Eli Lilly & Co.	2.250%	5/15/50	24,737	13,886
	Eli Lilly & Co.	4.875%	2/27/53	22,000	19,821
	Eli Lilly & Co.	5.000%	2/9/54	21,950	20,159
	Eli Lilly & Co.	5.050%	8/14/54	9,000	8,323
	Eli Lilly & Co.	4.150%	3/15/59	2,000	1,564
	Eli Lilly & Co.	2.500%	9/15/60	7,200	3,832
	Eli Lilly & Co.	4.950%	2/27/63	14,750	13,232
	Eli Lilly & Co.	5.100%	2/9/64	20,000	18,259
	Eli Lilly & Co.	5.200%	8/14/64	5,825	5,405
[2]	Franciscan Missionaries of Our Lady Health System Inc.	3.914%	7/1/49	2,000	1,525
	GE HealthCare Technologies Inc.	5.650%	11/15/27	18,566	19,026
	GE HealthCare Technologies Inc.	4.800%	8/14/29	9,000	8,913
	GE HealthCare Technologies Inc.	5.857%	3/15/30	15,000	15,536
	GE HealthCare Technologies Inc.	5.905%	11/22/32	18,750	19,492
	GE HealthCare Technologies Inc.	6.377%	11/22/52	19,335	20,771
	Gilead Sciences Inc.	3.650%	3/1/26	24,046	23,773
	Gilead Sciences Inc.	2.950%	3/1/27	25,100	24,239
	Gilead Sciences Inc.	1.200%	10/1/27	4,500	4,102
	Gilead Sciences Inc.	4.800%	11/15/29	5,750	5,739
	Gilead Sciences Inc.	1.650%	10/1/30	8,063	6,739
	Gilead Sciences Inc.	5.250%	10/15/33	13,500	13,533
	Gilead Sciences Inc.	5.100%	6/15/35	3,200	3,146
	Gilead Sciences Inc.	4.600%	9/1/35	14,199	13,371
	Gilead Sciences Inc.	4.000%	9/1/36	6,425	5,663
	Gilead Sciences Inc.	2.600%	10/1/40	20,841	14,408
	Gilead Sciences Inc.	5.650%	12/1/41	8,810	8,781
	Gilead Sciences Inc.	4.800%	4/1/44	20,456	18,270
	Gilead Sciences Inc.	4.500%	2/1/45	25,575	21,889
	Gilead Sciences Inc.	4.750%	3/1/46	25,569	22,524
	Gilead Sciences Inc.	4.150%	3/1/47	17,317	13,848
	Gilead Sciences Inc.	2.800%	10/1/50	19,390	11,902
	Gilead Sciences Inc.	5.550%	10/15/53	10,965	10,776
	Gilead Sciences Inc.	5.500%	11/15/54	12,200	11,864
	Gilead Sciences Inc.	5.600%	11/15/64	8,775	8,471
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	24,150	23,547
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	8,400	8,563
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	23,689	25,657
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	14,250	12,033
	GlaxoSmithKline Capital plc	3.375%	6/1/29	5,000	4,728
[2]	Hackensack Meridian Health Inc.	2.675%	9/1/41	4,900	3,364
	Hackensack Meridian Health Inc.	4.211%	7/1/48	4,000	3,261
[2]	Hackensack Meridian Health Inc.	2.875%	9/1/50	5,625	3,526
	Hackensack Meridian Health Inc.	4.500%	7/1/57	2,100	1,733
82

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Hartford HealthCare Corp.	3.447%	7/1/54	3,705	2,568
	HCA Inc.	5.875%	2/15/26	17,500	17,586
	HCA Inc.	5.250%	6/15/26	27,577	27,638
	HCA Inc.	5.375%	9/1/26	10,250	10,290
	HCA Inc.	4.500%	2/15/27	10,413	10,312
	HCA Inc.	3.125%	3/15/27	11,500	11,067
	HCA Inc.	5.200%	6/1/28	10,611	10,636
	HCA Inc.	5.625%	9/1/28	15,111	15,303
	HCA Inc.	5.875%	2/1/29	6,000	6,120
	HCA Inc.	3.375%	3/15/29	1,940	1,802
	HCA Inc.	4.125%	6/15/29	22,951	21,904
	HCA Inc.	3.500%	9/1/30	34,580	31,390
	HCA Inc.	5.450%	4/1/31	19,717	19,672
	HCA Inc.	2.375%	7/15/31	15,000	12,447
	HCA Inc.	3.625%	3/15/32	21,540	18,965
	HCA Inc.	5.500%	6/1/33	13,263	13,096
	HCA Inc.	5.600%	4/1/34	15,050	14,821
	HCA Inc.	5.450%	9/15/34	14,300	13,936
	HCA Inc.	5.125%	6/15/39	14,714	13,404
	HCA Inc.	4.375%	3/15/42	7,500	6,111
	HCA Inc.	5.500%	6/15/47	25,829	23,420
	HCA Inc.	5.250%	6/15/49	18,591	16,085
	HCA Inc.	3.500%	7/15/51	31,047	20,067
	HCA Inc.	4.625%	3/15/52	20,540	16,024
	HCA Inc.	5.900%	6/1/53	5,611	5,276
	HCA Inc.	6.000%	4/1/54	27,884	26,558
	HCA Inc.	5.950%	9/15/54	9,050	8,593
	HCA Inc.	6.100%	4/1/64	14,955	14,270
	Humana Inc.	1.350%	2/3/27	5,745	5,339
	Humana Inc.	3.950%	3/15/27	4,450	4,362
	Humana Inc.	5.750%	3/1/28	6,505	6,624
	Humana Inc.	5.750%	12/1/28	5,000	5,089
	Humana Inc.	3.700%	3/23/29	12,500	11,792
	Humana Inc.	3.125%	8/15/29	2,600	2,375
	Humana Inc.	4.875%	4/1/30	6,150	6,019
	Humana Inc.	5.375%	4/15/31	14,150	14,029
	Humana Inc.	2.150%	2/3/32	12,800	10,195
	Humana Inc.	5.875%	3/1/33	8,955	8,981
	Humana Inc.	5.950%	3/15/34	9,000	9,061
	Humana Inc.	4.625%	12/1/42	4,730	3,894
	Humana Inc.	4.950%	10/1/44	6,205	5,250
	Humana Inc.	4.800%	3/15/47	3,120	2,544
	Humana Inc.	3.950%	8/15/49	981	705
	Humana Inc.	5.500%	3/15/53	13,355	11,905
	Humana Inc.	5.750%	4/15/54	14,096	13,053
	Icon Investments Six DAC	6.000%	5/8/34	6,538	6,603
	Illumina Inc.	4.650%	9/9/26	4,750	4,736
	Illumina Inc.	5.750%	12/13/27	5,025	5,156
	Illumina Inc.	2.550%	3/23/31	5,000	4,244
	Indiana University Health Inc. Obligated Group	3.970%	11/1/48	5,950	4,700
[2]	Indiana University Health Inc. Obligated Group	2.852%	11/1/51	3,350	2,096
	Inova Health System Foundation	4.068%	5/15/52	3,000	2,376
[2]	Integris Baptist Medical Center Inc.	3.875%	8/15/50	6,000	4,323
[2]	Iowa Health System	3.665%	2/15/50	5,000	3,657
	IQVIA Inc.	6.250%	2/1/29	5,000	5,164
	Johns Hopkins Health System Corp.	3.837%	5/15/46	7,425	5,855
	Johnson & Johnson	2.450%	3/1/26	37,425	36,601
	Johnson & Johnson	2.950%	3/3/27	8,550	8,293
	Johnson & Johnson	0.950%	9/1/27	6,475	5,935
	Johnson & Johnson	2.900%	1/15/28	33,737	32,259
	Johnson & Johnson	4.800%	6/1/29	15,600	15,726
	Johnson & Johnson	6.950%	9/1/29	2,650	2,940
	Johnson & Johnson	1.300%	9/1/30	12,790	10,719
	Johnson & Johnson	4.950%	5/15/33	2,650	2,679
	Johnson & Johnson	4.375%	12/5/33	9,529	9,244
	Johnson & Johnson	4.950%	6/1/34	9,690	9,690
	Johnson & Johnson	3.550%	3/1/36	16,500	14,398
	Johnson & Johnson	3.625%	3/3/37	11,356	9,823
	Johnson & Johnson	5.950%	8/15/37	5,039	5,416
	Johnson & Johnson	3.400%	1/15/38	19,454	16,218
83

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Johnson & Johnson	5.850%	7/15/38	3,797	4,043
	Johnson & Johnson	2.100%	9/1/40	28,235	18,787
	Johnson & Johnson	4.500%	9/1/40	5,000	4,661
	Johnson & Johnson	4.850%	5/15/41	825	795
	Johnson & Johnson	4.500%	12/5/43	11,620	10,605
	Johnson & Johnson	3.700%	3/1/46	20,872	16,428
	Johnson & Johnson	3.750%	3/3/47	21,550	16,925
	Johnson & Johnson	3.500%	1/15/48	13,229	9,927
	Johnson & Johnson	2.250%	9/1/50	4,982	2,847
	Johnson & Johnson	5.250%	6/1/54	14,825	14,482
	Johnson & Johnson	2.450%	9/1/60	8,450	4,588
	Kaiser Foundation Hospitals	3.150%	5/1/27	14,674	14,204
[2]	Kaiser Foundation Hospitals	2.810%	6/1/41	21,930	15,508
	Kaiser Foundation Hospitals	4.875%	4/1/42	6,050	5,592
	Kaiser Foundation Hospitals	4.150%	5/1/47	24,144	19,681
[2]	Kaiser Foundation Hospitals	3.266%	11/1/49	11,150	7,712
[2]	Kaiser Foundation Hospitals	3.002%	6/1/51	7,000	4,543
	Koninklijke Philips NV	6.875%	3/11/38	4,600	4,952
	Koninklijke Philips NV	5.000%	3/15/42	12,775	11,469
	Laboratory Corp. of America Holdings	1.550%	6/1/26	2,400	2,295
	Laboratory Corp. of America Holdings	3.600%	9/1/27	5,275	5,130
	Laboratory Corp. of America Holdings	2.950%	12/1/29	7,625	6,915
	Laboratory Corp. of America Holdings	4.350%	4/1/30	7,600	7,327
	Laboratory Corp. of America Holdings	2.700%	6/1/31	5,000	4,294
	Laboratory Corp. of America Holdings	4.550%	4/1/32	6,800	6,502
	Laboratory Corp. of America Holdings	4.800%	10/1/34	10,750	10,180
	Laboratory Corp. of America Holdings	4.700%	2/1/45	8,760	7,517
[2]	Mass General Brigham Inc.	3.765%	7/1/48	1,000	767
[2]	Mass General Brigham Inc.	3.192%	7/1/49	3,275	2,242
[2]	Mass General Brigham Inc.	4.117%	7/1/55	7,550	5,910
[2]	Mass General Brigham Inc.	3.342%	7/1/60	6,400	4,178
[2]	Mayo Clinic	3.774%	11/15/43	5,150	4,073
[2]	Mayo Clinic	4.000%	11/15/47	2,865	2,297
[2]	Mayo Clinic	4.128%	11/15/52	1,150	929
[2]	Mayo Clinic	3.196%	11/15/61	7,000	4,521
	McKesson Corp.	3.950%	2/16/28	2,500	2,436
	McKesson Corp.	4.900%	7/15/28	1,493	1,498
	McKesson Corp.	4.250%	9/15/29	5,275	5,156
	McKesson Corp.	5.100%	7/15/33	6,650	6,614
[2]	McLaren Health Care Corp.	4.386%	5/15/48	4,433	3,721
[2]	MedStar Health Inc.	3.626%	8/15/49	4,000	2,878
	Medtronic Global Holdings SCA	4.250%	3/30/28	19,415	19,172
	Medtronic Inc.	4.375%	3/15/35	47,569	44,574
	Medtronic Inc.	4.625%	3/15/45	9,242	8,210
	Memorial Health Services	3.447%	11/1/49	5,000	3,551
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	700	662
[2]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	2,000	1,305
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	13,355	10,788
[2]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	6,700	5,382
	Merck & Co. Inc.	0.750%	2/24/26	9,970	9,558
	Merck & Co. Inc.	1.700%	6/10/27	20,000	18,749
	Merck & Co. Inc.	4.050%	5/17/28	5,500	5,418
	Merck & Co. Inc.	3.400%	3/7/29	21,470	20,409
	Merck & Co. Inc.	4.300%	5/17/30	7,958	7,801
	Merck & Co. Inc.	1.450%	6/24/30	5,282	4,429
	Merck & Co. Inc.	2.150%	12/10/31	26,558	22,183
	Merck & Co. Inc.	4.500%	5/17/33	15,916	15,332
	Merck & Co. Inc.	6.500%	12/1/33	5,650	6,217
	Merck & Co. Inc.	3.900%	3/7/39	7,109	6,010
	Merck & Co. Inc.	2.350%	6/24/40	8,054	5,431
	Merck & Co. Inc.	3.600%	9/15/42	8,670	6,729
	Merck & Co. Inc.	4.150%	5/18/43	15,489	12,946
	Merck & Co. Inc.	4.900%	5/17/44	13,958	12,863
	Merck & Co. Inc.	3.700%	2/10/45	22,084	17,049
	Merck & Co. Inc.	4.000%	3/7/49	3,248	2,549
	Merck & Co. Inc.	2.450%	6/24/50	7,240	4,165
	Merck & Co. Inc.	2.750%	12/10/51	38,230	23,058
	Merck & Co. Inc.	5.000%	5/17/53	15,916	14,479
	Merck & Co. Inc.	2.900%	12/10/61	35,215	20,151
	Merck & Co. Inc.	5.150%	5/17/63	10,611	9,672
84

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Methodist Hospital	2.705%	12/1/50	6,500	3,995
[2]	Montefiore Obligated Group	5.246%	11/1/48	6,800	5,845
	Montefiore Obligated Group	4.287%	9/1/50	810	570
[2]	Mount Nittany Medical Center Obligated Group	3.799%	11/15/52	4,520	3,336
[2]	Mount Sinai Hospital	3.981%	7/1/48	2,650	1,911
[2]	Mount Sinai Hospital	3.737%	7/1/49	5,100	3,354
[2]	Mount Sinai Hospital	3.391%	7/1/50	6,200	3,714
	MultiCare Health System	2.803%	8/15/50	2,250	1,316
	Mylan Inc.	4.550%	4/15/28	3,538	3,466
	Mylan Inc.	5.400%	11/29/43	4,970	4,444
	Mylan Inc.	5.200%	4/15/48	3,393	2,803
[2]	MyMichigan Health	3.409%	6/1/50	2,875	2,005
	New York & Presbyterian Hospital	2.256%	8/1/40	2,475	1,649
	New York & Presbyterian Hospital	4.024%	8/1/45	9,390	7,673
	New York & Presbyterian Hospital	4.063%	8/1/56	4,575	3,593
	New York & Presbyterian Hospital	2.606%	8/1/60	2,375	1,310
[2]	New York & Presbyterian Hospital	3.954%	8/1/19	5,335	3,626
	Northwell Healthcare Inc.	3.979%	11/1/46	7,770	5,898
	Northwell Healthcare Inc.	4.260%	11/1/47	8,325	6,656
	Northwell Healthcare Inc.	3.809%	11/1/49	4,195	3,105
	Novant Health Inc.	2.637%	11/1/36	7,000	5,371
	Novant Health Inc.	3.168%	11/1/51	11,000	7,253
	Novant Health Inc.	3.318%	11/1/61	8,925	5,692
	Novartis Capital Corp.	2.000%	2/14/27	7,900	7,513
	Novartis Capital Corp.	3.100%	5/17/27	26,048	25,252
	Novartis Capital Corp.	3.800%	9/18/29	11,750	11,314
	Novartis Capital Corp.	2.200%	8/14/30	33,485	29,288
	Novartis Capital Corp.	4.000%	9/18/31	4,950	4,714
	Novartis Capital Corp.	4.200%	9/18/34	15,645	14,545
	Novartis Capital Corp.	3.700%	9/21/42	5,175	4,178
	Novartis Capital Corp.	4.400%	5/6/44	15,218	13,309
	Novartis Capital Corp.	4.000%	11/20/45	19,011	15,552
	Novartis Capital Corp.	2.750%	8/14/50	13,815	8,731
	Novartis Capital Corp.	4.700%	9/18/54	8,675	7,648
[2]	NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery	2.667%	10/1/50	3,210	1,934
[2]	NYU Langone Hospitals	5.750%	7/1/43	3,625	3,680
	NYU Langone Hospitals	4.784%	7/1/44	3,925	3,530
[2]	NYU Langone Hospitals	4.368%	7/1/47	4,775	4,080
[2]	NYU Langone Hospitals	3.380%	7/1/55	7,545	5,052
	Ochsner Clinic Foundation	5.897%	5/15/45	275	263
[2]	Ochsner LSU Health System of North Louisiana	2.510%	5/15/31	3,500	2,704
	OhioHealth Corp.	2.297%	11/15/31	4,650	3,890
	OhioHealth Corp.	2.834%	11/15/41	4,325	3,041
[2]	OhioHealth Corp.	3.042%	11/15/50	3,025	2,019
	Orlando Health Obligated Group	4.089%	10/1/48	2,200	1,749
	Orlando Health Obligated Group	3.327%	10/1/50	2,750	1,914
[2]	PeaceHealth Obligated Group	4.787%	11/15/48	3,300	2,824
[2]	PeaceHealth Obligated Group	3.218%	11/15/50	5,900	3,747
	Pfizer Inc.	2.750%	6/3/26	41,608	40,636
	Pfizer Inc.	3.600%	9/15/28	5,492	5,313
	Pfizer Inc.	3.450%	3/15/29	32,537	31,017
	Pfizer Inc.	2.625%	4/1/30	11,105	9,960
	Pfizer Inc.	1.700%	5/28/30	16,843	14,330
	Pfizer Inc.	1.750%	8/18/31	12,500	10,289
	Pfizer Inc.	4.000%	12/15/36	20,550	18,286
	Pfizer Inc.	4.100%	9/15/38	9,275	8,088
	Pfizer Inc.	3.900%	3/15/39	14,060	11,876
	Pfizer Inc.	7.200%	3/15/39	19,540	22,815
	Pfizer Inc.	2.550%	5/28/40	20,500	14,181
	Pfizer Inc.	4.300%	6/15/43	8,010	6,815
	Pfizer Inc.	4.400%	5/15/44	14,075	12,147
	Pfizer Inc.	4.125%	12/15/46	13,900	11,165
	Pfizer Inc.	4.200%	9/15/48	17,497	14,189
	Pfizer Inc.	4.000%	3/15/49	14,060	11,004
	Pfizer Inc.	2.700%	5/28/50	15,275	9,393
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/26	31,832	31,785
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/28	57,443	56,931
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/30	31,832	31,490
	Pfizer Investment Enterprises Pte. Ltd.	4.750%	5/19/33	57,128	55,320
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/43	39,874	37,378
85

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/53	68,664	64,326
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/63	46,443	42,546
	Pharmacia LLC	6.600%	12/1/28	5,248	5,575
[2]	Piedmont Healthcare Inc.	2.044%	1/1/32	3,000	2,456
[2]	Piedmont Healthcare Inc.	2.719%	1/1/42	1,950	1,348
	Piedmont Healthcare Inc.	2.864%	1/1/52	4,000	2,477
	Presbyterian Healthcare Services	4.875%	8/1/52	4,000	3,613
[2]	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	5,128	4,949
[2]	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	13,423	12,009
	Providence St. Joseph Health Obligated Group	5.403%	10/1/33	8,700	8,687
[2]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	3,125	2,297
[2]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	5,700	4,291
[2]	Providence St. Joseph Health Obligated Group	2.700%	10/1/51	4,600	2,685
	Quest Diagnostics Inc.	3.500%	3/30/25	1,250	1,246
	Quest Diagnostics Inc.	3.450%	6/1/26	16,379	16,104
	Quest Diagnostics Inc.	4.200%	6/30/29	5,790	5,614
	Quest Diagnostics Inc.	4.625%	12/15/29	3,000	2,951
	Quest Diagnostics Inc.	2.950%	6/30/30	20,401	18,318
	Quest Diagnostics Inc.	2.800%	6/30/31	4,550	3,950
	Quest Diagnostics Inc.	5.000%	12/15/34	9,725	9,446
	Quest Diagnostics Inc.	5.750%	1/30/40	876	842
	Quest Diagnostics Inc.	4.700%	3/30/45	2,050	1,793
[2]	Rady Children's Hospital-San Diego	3.154%	8/15/51	4,000	2,689
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	16,875	14,045
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/50	3,755	2,205
	Revvity Inc.	1.900%	9/15/28	4,025	3,604
	Revvity Inc.	3.300%	9/15/29	8,350	7,706
	Revvity Inc.	2.550%	3/15/31	6,000	5,079
	Revvity Inc.	2.250%	9/15/31	7,000	5,768
	Revvity Inc.	3.625%	3/15/51	3,500	2,372
	Royalty Pharma plc	1.750%	9/2/27	12,850	11,837
	Royalty Pharma plc	5.150%	9/2/29	4,000	3,987
	Royalty Pharma plc	2.200%	9/2/30	10,200	8,656
	Royalty Pharma plc	5.400%	9/2/34	5,133	4,996
	Royalty Pharma plc	3.300%	9/2/40	12,580	9,090
	Royalty Pharma plc	3.550%	9/2/50	15,505	10,299
	Royalty Pharma plc	3.350%	9/2/51	10,928	6,931
[2]	Rush Obligated Group	3.922%	11/15/29	2,875	2,748
	Sanofi SA	3.625%	6/19/28	10,775	10,442
[2]	Seattle Children's Hospital	2.719%	10/1/50	5,000	3,093
[2]	Sharp HealthCare	2.680%	8/1/50	3,000	1,836
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	426	416
	Smith & Nephew plc	5.150%	3/20/27	2,750	2,768
	Smith & Nephew plc	2.032%	10/14/30	9,235	7,742
	Smith & Nephew plc	5.400%	3/20/34	9,450	9,374
[7]	Solventum Corp.	5.450%	2/25/27	15,000	15,132
[7]	Solventum Corp.	5.400%	3/1/29	3,573	3,583
[7]	Solventum Corp.	5.450%	3/13/31	22,150	22,136
[7]	Solventum Corp.	5.600%	3/23/34	18,675	18,572
[7]	Solventum Corp.	6.000%	5/15/64	3,175	3,087
[2]	SSM Health Care Corp.	3.823%	6/1/27	3,600	3,530
	SSM Health Care Corp.	4.894%	6/1/28	5,550	5,533
[2]	Stanford Health Care	3.795%	11/15/48	5,075	3,902
	Stanford Health Care	3.027%	8/15/51	5,000	3,277
	STERIS Irish FinCo Unltd. Co.	2.700%	3/15/31	6,850	5,912
	STERIS Irish FinCo Unltd. Co.	3.750%	3/15/51	15,800	11,121
	Stryker Corp.	3.500%	3/15/26	13,747	13,562
	Stryker Corp.	3.650%	3/7/28	5,300	5,118
	Stryker Corp.	4.250%	9/11/29	8,500	8,267
	Stryker Corp.	1.950%	6/15/30	4,350	3,738
	Stryker Corp.	4.625%	9/11/34	6,694	6,380
	Stryker Corp.	4.100%	4/1/43	4,225	3,461
	Stryker Corp.	4.375%	5/15/44	7,580	6,373
	Stryker Corp.	4.625%	3/15/46	15,404	13,363
	Stryker Corp.	2.900%	6/15/50	7,314	4,731
[2]	Sutter Health	3.695%	8/15/28	3,025	2,901
[2]	Sutter Health	2.294%	8/15/30	6,325	5,502
	Sutter Health	5.164%	8/15/33	4,200	4,174
[2]	Sutter Health	3.161%	8/15/40	4,125	3,087
[2]	Sutter Health	4.091%	8/15/48	4,400	3,544
86

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Sutter Health	3.361%	8/15/50	10,627	7,441
	Sutter Health	5.547%	8/15/53	4,323	4,305
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	33,800	33,890
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	32,382	27,897
	Takeda Pharmaceutical Co. Ltd.	5.300%	7/5/34	5,000	4,954
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	36,526	26,460
	Takeda Pharmaceutical Co. Ltd.	5.650%	7/5/44	10,000	9,815
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	34,425	22,258
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	13,579	8,567
	Texas Health Resources	2.328%	11/15/50	3,704	2,101
[2]	Texas Health Resources	4.330%	11/15/55	925	759
	Thermo Fisher Scientific Inc.	4.953%	8/10/26	6,500	6,545
	Thermo Fisher Scientific Inc.	5.000%	12/5/26	20,500	20,685
	Thermo Fisher Scientific Inc.	4.800%	11/21/27	4,000	4,028
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	7,000	6,294
	Thermo Fisher Scientific Inc.	5.000%	1/31/29	9,300	9,378
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	12,345	11,220
	Thermo Fisher Scientific Inc.	4.977%	8/10/30	10,000	10,069
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	35,365	29,412
	Thermo Fisher Scientific Inc.	4.950%	11/21/32	2,000	1,984
	Thermo Fisher Scientific Inc.	5.086%	8/10/33	11,000	10,931
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	31,000	21,781
	Thermo Fisher Scientific Inc.	5.404%	8/10/43	10,500	10,309
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	4,390	4,193
	Toledo Hospital	5.750%	11/15/38	3,850	3,797
[2]	Trinity Health Corp.	2.632%	12/1/40	2,500	1,733
	Trinity Health Corp.	4.125%	12/1/45	10,120	8,258
	UnitedHealth Group Inc.	1.250%	1/15/26	13,195	12,759
	UnitedHealth Group Inc.	3.100%	3/15/26	26,094	25,711
	UnitedHealth Group Inc.	1.150%	5/15/26	2,000	1,911
	UnitedHealth Group Inc.	4.750%	7/15/26	4,700	4,716
	UnitedHealth Group Inc.	3.450%	1/15/27	13,000	12,728
	UnitedHealth Group Inc.	4.600%	4/15/27	6,400	6,405
	UnitedHealth Group Inc.	3.700%	5/15/27	6,400	6,269
	UnitedHealth Group Inc.	5.250%	2/15/28	10,000	10,154
	UnitedHealth Group Inc.	3.850%	6/15/28	16,000	15,551
	UnitedHealth Group Inc.	3.875%	12/15/28	3,325	3,215
	UnitedHealth Group Inc.	4.250%	1/15/29	23,297	22,831
	UnitedHealth Group Inc.	4.700%	4/15/29	4,730	4,708
	UnitedHealth Group Inc.	2.875%	8/15/29	17,965	16,512
	UnitedHealth Group Inc.	4.800%	1/15/30	11,335	11,279
	UnitedHealth Group Inc.	5.300%	2/15/30	10,265	10,428
	UnitedHealth Group Inc.	2.000%	5/15/30	22,115	19,041
	UnitedHealth Group Inc.	4.900%	4/15/31	11,400	11,337
	UnitedHealth Group Inc.	2.300%	5/15/31	29,625	25,184
	UnitedHealth Group Inc.	4.950%	1/15/32	13,410	13,245
	UnitedHealth Group Inc.	5.350%	2/15/33	35,710	35,921
	UnitedHealth Group Inc.	4.500%	4/15/33	15,000	14,228
	UnitedHealth Group Inc.	5.000%	4/15/34	17,280	16,850
	UnitedHealth Group Inc.	5.150%	7/15/34	28,110	27,708
	UnitedHealth Group Inc.	4.625%	7/15/35	11,749	11,087
	UnitedHealth Group Inc.	5.800%	3/15/36	4,000	4,117
	UnitedHealth Group Inc.	6.500%	6/15/37	2,585	2,798
	UnitedHealth Group Inc.	6.625%	11/15/37	10,100	11,097
	UnitedHealth Group Inc.	6.875%	2/15/38	13,845	15,629
	UnitedHealth Group Inc.	3.500%	8/15/39	17,505	13,868
	UnitedHealth Group Inc.	2.750%	5/15/40	16,110	11,332
	UnitedHealth Group Inc.	5.950%	2/15/41	3,700	3,785
	UnitedHealth Group Inc.	3.050%	5/15/41	17,380	12,554
	UnitedHealth Group Inc.	4.625%	11/15/41	8,742	7,690
	UnitedHealth Group Inc.	4.375%	3/15/42	7,775	6,621
	UnitedHealth Group Inc.	3.950%	10/15/42	5,900	4,729
	UnitedHealth Group Inc.	4.250%	3/15/43	10,557	8,888
	UnitedHealth Group Inc.	5.500%	7/15/44	17,290	16,758
	UnitedHealth Group Inc.	4.750%	7/15/45	19,738	17,383
	UnitedHealth Group Inc.	4.200%	1/15/47	14,950	12,041
	UnitedHealth Group Inc.	4.250%	4/15/47	11,935	9,652
	UnitedHealth Group Inc.	3.750%	10/15/47	3,860	2,868
	UnitedHealth Group Inc.	4.250%	6/15/48	27,182	21,787
	UnitedHealth Group Inc.	4.450%	12/15/48	10,050	8,267
87

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	UnitedHealth Group Inc.	3.700%	8/15/49	11,000	7,996
	UnitedHealth Group Inc.	2.900%	5/15/50	9,565	5,928
	UnitedHealth Group Inc.	3.250%	5/15/51	21,358	14,059
	UnitedHealth Group Inc.	4.750%	5/15/52	28,005	23,991
	UnitedHealth Group Inc.	5.875%	2/15/53	22,765	22,776
	UnitedHealth Group Inc.	5.050%	4/15/53	20,814	18,608
	UnitedHealth Group Inc.	5.375%	4/15/54	20,090	18,796
	UnitedHealth Group Inc.	5.625%	7/15/54	31,875	30,955
	UnitedHealth Group Inc.	3.875%	8/15/59	14,431	10,225
	UnitedHealth Group Inc.	3.125%	5/15/60	11,490	6,827
	UnitedHealth Group Inc.	4.950%	5/15/62	12,920	11,122
	UnitedHealth Group Inc.	6.050%	2/15/63	20,265	20,649
	UnitedHealth Group Inc.	5.200%	4/15/63	14,400	12,903
	UnitedHealth Group Inc.	5.500%	4/15/64	14,605	13,645
	UnitedHealth Group Inc.	5.750%	7/15/64	21,470	20,840
	Universal Health Services Inc.	4.625%	10/15/29	5,100	4,922
	Universal Health Services Inc.	2.650%	10/15/30	9,524	8,185
	Universal Health Services Inc.	5.050%	10/15/34	5,800	5,413
	UPMC	5.035%	5/15/33	6,000	5,904
	Utah Acquisition Sub Inc.	3.950%	6/15/26	11,514	11,341
	Utah Acquisition Sub Inc.	5.250%	6/15/46	12,450	10,440
	Viatris Inc.	2.300%	6/22/27	14,000	13,127
	Viatris Inc.	2.700%	6/22/30	12,000	10,406
	Viatris Inc.	3.850%	6/22/40	10,100	7,555
	Viatris Inc.	4.000%	6/22/50	17,058	11,615
[2]	WakeMed	3.286%	10/1/52	2,375	1,632
[2]	West Virginia United Health System Obligated Group	3.129%	6/1/50	3,900	2,468
[2]	Willis-Knighton Medical Center	4.813%	9/1/48	2,925	2,518
[2]	Willis-Knighton Medical Center	3.065%	3/1/51	8,400	5,231
	Wyeth LLC	6.500%	2/1/34	9,080	9,878
	Wyeth LLC	6.000%	2/15/36	6,845	7,210
	Wyeth LLC	5.950%	4/1/37	12,010	12,532
[2]	Yale-New Haven Health Services Corp.	2.496%	7/1/50	4,075	2,353
	Zimmer Biomet Holdings Inc.	3.050%	1/15/26	7,000	6,885
	Zimmer Biomet Holdings Inc.	5.350%	12/1/28	5,000	5,073
	Zimmer Biomet Holdings Inc.	2.600%	11/24/31	17,795	15,178
	Zimmer Biomet Holdings Inc.	5.200%	9/15/34	892	874
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	4,250	4,242
	Zimmer Biomet Holdings Inc.	4.450%	8/15/45	3,815	3,194
	Zoetis Inc.	3.000%	9/12/27	11,040	10,580
	Zoetis Inc.	3.900%	8/20/28	4,950	4,797
	Zoetis Inc.	2.000%	5/15/30	6,850	5,892
	Zoetis Inc.	5.600%	11/16/32	8,000	8,239
	Zoetis Inc.	4.700%	2/1/43	7,540	6,698
	Zoetis Inc.	3.950%	9/12/47	6,556	5,057
	Zoetis Inc.	4.450%	8/20/48	7,200	5,932
	Zoetis Inc.	3.000%	5/15/50	6,775	4,337
					8,931,777
Industrials (1.8%)
[2]	3M Co.	2.250%	9/19/26	21,512	20,664
[2]	3M Co.	3.625%	9/14/28	9,136	8,831
[2]	3M Co.	3.375%	3/1/29	8,725	8,222
	3M Co.	2.375%	8/26/29	18,045	16,186
	3M Co.	3.050%	4/15/30	5,000	4,585
[2]	3M Co.	3.875%	6/15/44	1,000	784
[2]	3M Co.	3.125%	9/19/46	11,425	7,820
[2]	3M Co.	3.625%	10/15/47	8,625	6,265
[2]	3M Co.	4.000%	9/14/48	5,050	3,961
	3M Co.	3.250%	8/26/49	13,500	9,138
	3M Co.	3.700%	4/15/50	10,365	7,604
	Acuity Brands Lighting Inc.	2.150%	12/15/30	3,875	3,293
	AGCO Corp.	5.450%	3/21/27	4,585	4,628
	AGCO Corp.	5.800%	3/21/34	8,025	8,064
	Allegion plc	3.500%	10/1/29	3,455	3,227
	Allegion US Holding Co. Inc.	3.550%	10/1/27	3,100	2,989
	Allegion US Holding Co. Inc.	5.411%	7/1/32	8,668	8,747
	Allegion US Holding Co. Inc.	5.600%	5/29/34	4,300	4,322
[2]	American Airlines Pass-Through Trust Class A Series 2014-1	3.700%	10/1/26	2,362	2,297
[2]	American Airlines Pass-Through Trust Class A Series 2021-1	2.875%	7/11/34	19,633	16,958
88

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	American Airlines Pass-Through Trust Class AA Series 2015-2	3.600%	9/22/27	627	606
[2]	American Airlines Pass-Through Trust Class AA Series 2016-1	3.575%	1/15/28	1,951	1,876
[2]	American Airlines Pass-Through Trust Class AA Series 2016-2	3.200%	6/15/28	3,374	3,186
[2]	American Airlines Pass-Through Trust Class AA Series 2016-3	3.000%	10/15/28	4,367	4,074
[2]	American Airlines Pass-Through Trust Class AA Series 2017-1	3.650%	2/15/29	1,789	1,702
[2]	American Airlines Pass-Through Trust Class AA Series 2017-2	3.350%	10/15/29	3,565	3,340
[2]	American Airlines Pass-Through Trust Class AA Series 2019-1	3.150%	2/15/32	2,438	2,205
	Amphenol Corp.	4.750%	3/30/26	2,712	2,712
	Amphenol Corp.	5.050%	4/5/27	8,250	8,322
	Amphenol Corp.	5.050%	4/5/29	6,900	6,931
	Amphenol Corp.	4.350%	6/1/29	4,000	3,917
	Amphenol Corp.	2.800%	2/15/30	10,305	9,320
	Amphenol Corp.	2.200%	9/15/31	4,000	3,348
	Amphenol Corp.	5.250%	4/5/34	6,960	6,985
	Amphenol Corp.	5.000%	1/15/35	15,650	15,268
	Amphenol Corp.	5.375%	11/15/54	3,750	3,565
	Boeing Co.	2.750%	2/1/26	6,000	5,852
	Boeing Co.	2.196%	2/4/26	58,600	56,814
	Boeing Co.	3.100%	5/1/26	8,375	8,165
	Boeing Co.	2.250%	6/15/26	7,995	7,677
	Boeing Co.	2.700%	2/1/27	7,965	7,593
	Boeing Co.	2.800%	3/1/27	18,461	17,586
	Boeing Co.	5.040%	5/1/27	20,800	20,847
	Boeing Co.	6.259%	5/1/27	11,430	11,696
	Boeing Co.	3.250%	2/1/28	20,758	19,543
	Boeing Co.	3.250%	3/1/28	2,926	2,747
	Boeing Co.	6.298%	5/1/29	12,660	13,124
	Boeing Co.	2.950%	2/1/30	16,251	14,495
	Boeing Co.	5.150%	5/1/30	72,330	71,366
	Boeing Co.	3.625%	2/1/31	13,475	12,230
	Boeing Co.	6.388%	5/1/31	11,430	11,947
	Boeing Co.	6.125%	2/15/33	5,775	5,968
	Boeing Co.	3.600%	5/1/34	18,041	15,105
	Boeing Co.	6.528%	5/1/34	28,575	29,922
	Boeing Co.	3.250%	2/1/35	8,725	6,952
	Boeing Co.	6.625%	2/15/38	1,000	1,036
	Boeing Co.	3.550%	3/1/38	2,322	1,754
	Boeing Co.	3.500%	3/1/39	3,718	2,753
	Boeing Co.	6.875%	3/15/39	5,430	5,713
	Boeing Co.	5.875%	2/15/40	6,105	5,895
	Boeing Co.	5.705%	5/1/40	38,815	36,932
	Boeing Co.	3.375%	6/15/46	7,000	4,520
	Boeing Co.	3.650%	3/1/47	4,324	2,897
	Boeing Co.	3.850%	11/1/48	3,903	2,666
	Boeing Co.	3.900%	5/1/49	21,944	15,215
	Boeing Co.	3.750%	2/1/50	12,400	8,432
	Boeing Co.	5.805%	5/1/50	58,816	54,532
	Boeing Co.	6.858%	5/1/54	34,715	36,864
	Boeing Co.	3.825%	3/1/59	3,300	2,133
	Boeing Co.	3.950%	8/1/59	1,520	1,004
	Boeing Co.	5.930%	5/1/60	38,985	35,877
	Boeing Co.	7.008%	5/1/64	18,145	19,265
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	14,050	13,647
	Burlington Northern Santa Fe LLC	6.200%	8/15/36	1,650	1,772
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	11,275	11,541
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	5,600	5,286
	Burlington Northern Santa Fe LLC	5.400%	6/1/41	9,225	9,057
	Burlington Northern Santa Fe LLC	4.950%	9/15/41	4,680	4,350
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	7,304	6,336
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	15,395	13,285
	Burlington Northern Santa Fe LLC	4.450%	3/15/43	14,803	12,860
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	9,337	8,896
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	18,380	16,789
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	6,305	5,485
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	16,741	13,752
	Burlington Northern Santa Fe LLC	4.700%	9/1/45	8,722	7,688
	Burlington Northern Santa Fe LLC	3.900%	8/1/46	8,975	6,997
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	3,135	2,535
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	17,395	13,817
	Burlington Northern Santa Fe LLC	4.150%	12/15/48	19,679	15,794
89

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	10,075	6,584
	Burlington Northern Santa Fe LLC	3.300%	9/15/51	11,325	7,748
	Burlington Northern Santa Fe LLC	2.875%	6/15/52	8,435	5,234
	Burlington Northern Santa Fe LLC	4.450%	1/15/53	10,537	8,811
	Burlington Northern Santa Fe LLC	5.200%	4/15/54	27,845	26,180
	Burlington Northern Santa Fe LLC	5.500%	3/15/55	18,000	17,645
	Canadian National Railway Co.	2.750%	3/1/26	1,800	1,764
	Canadian National Railway Co.	6.900%	7/15/28	300	320
	Canadian National Railway Co.	3.850%	8/5/32	2,000	1,845
	Canadian National Railway Co.	5.850%	11/1/33	5,825	6,093
	Canadian National Railway Co.	6.250%	8/1/34	1,370	1,480
	Canadian National Railway Co.	6.200%	6/1/36	5,425	5,800
	Canadian National Railway Co.	6.375%	11/15/37	145	158
	Canadian National Railway Co.	3.200%	8/2/46	12,400	8,699
	Canadian National Railway Co.	3.650%	2/3/48	2,785	2,095
	Canadian National Railway Co.	2.450%	5/1/50	16,661	9,665
	Canadian National Railway Co.	4.400%	8/5/52	10,050	8,382
	Canadian National Railway Co.	6.125%	11/1/53	5,000	5,371
	Canadian Pacific Railway Co.	1.750%	12/2/26	3,500	3,314
	Canadian Pacific Railway Co.	4.000%	6/1/28	4,000	3,892
	Canadian Pacific Railway Co.	2.875%	11/15/29	4,000	3,659
	Canadian Pacific Railway Co.	2.050%	3/5/30	12,625	10,958
	Canadian Pacific Railway Co.	7.125%	10/15/31	1,431	1,587
	Canadian Pacific Railway Co.	2.450%	12/2/31	18,570	15,838
	Canadian Pacific Railway Co.	4.800%	9/15/35	2,900	2,771
	Canadian Pacific Railway Co.	5.950%	5/15/37	5,205	5,395
	Canadian Pacific Railway Co.	3.000%	12/2/41	12,585	9,124
	Canadian Pacific Railway Co.	4.300%	5/15/43	4,140	3,483
	Canadian Pacific Railway Co.	4.800%	8/1/45	6,100	5,394
	Canadian Pacific Railway Co.	4.950%	8/15/45	10,525	9,505
	Canadian Pacific Railway Co.	4.700%	5/1/48	5,730	4,965
	Canadian Pacific Railway Co.	3.500%	5/1/50	8,745	6,195
	Canadian Pacific Railway Co.	3.100%	12/2/51	20,830	13,527
	Canadian Pacific Railway Co.	4.200%	11/15/69	7,136	5,218
	Canadian Pacific Railway Co.	6.125%	9/15/15	8,100	8,073
	Carrier Global Corp.	2.493%	2/15/27	6,725	6,430
	Carrier Global Corp.	2.722%	2/15/30	37,834	33,838
	Carrier Global Corp.	2.700%	2/15/31	4,517	3,923
	Carrier Global Corp.	5.900%	3/15/34	9,824	10,163
	Carrier Global Corp.	3.377%	4/5/40	21,210	16,326
	Carrier Global Corp.	3.577%	4/5/50	13,140	9,424
	Carrier Global Corp.	6.200%	3/15/54	5,438	5,746
	Caterpillar Financial Services Corp.	5.050%	2/27/26	9,000	9,060
	Caterpillar Financial Services Corp.	0.900%	3/2/26	10,100	9,697
[2]	Caterpillar Financial Services Corp.	4.350%	5/15/26	12,000	11,985
	Caterpillar Financial Services Corp.	2.400%	8/9/26	6,800	6,581
[2]	Caterpillar Financial Services Corp.	1.150%	9/14/26	4,000	3,787
	Caterpillar Financial Services Corp.	4.450%	10/16/26	8,300	8,301
[2]	Caterpillar Financial Services Corp.	1.700%	1/8/27	5,300	5,015
[2]	Caterpillar Financial Services Corp.	3.600%	8/12/27	7,500	7,336
[2]	Caterpillar Financial Services Corp.	1.100%	9/14/27	3,900	3,576
	Caterpillar Financial Services Corp.	4.400%	10/15/27	3,500	3,485
	Caterpillar Financial Services Corp.	4.600%	11/15/27	9,750	9,754
	Caterpillar Financial Services Corp.	4.850%	2/27/29	6,700	6,735
	Caterpillar Financial Services Corp.	4.700%	11/15/29	5,275	5,256
	Caterpillar Inc.	2.600%	9/19/29	5,000	4,558
	Caterpillar Inc.	2.600%	4/9/30	19,806	17,854
	Caterpillar Inc.	5.300%	9/15/35	7,100	7,246
	Caterpillar Inc.	6.050%	8/15/36	9,241	9,936
	Caterpillar Inc.	5.200%	5/27/41	15,147	14,812
	Caterpillar Inc.	3.803%	8/15/42	11,854	9,596
	Caterpillar Inc.	4.300%	5/15/44	1,030	888
	Caterpillar Inc.	3.250%	9/19/49	16,942	11,777
	Caterpillar Inc.	3.250%	4/9/50	10,100	6,969
	Caterpillar Inc.	4.750%	5/15/64	2,575	2,210
	CH Robinson Worldwide Inc.	4.200%	4/15/28	4,175	4,070
	CNH Industrial Capital LLC	1.875%	1/15/26	10,200	9,887
	CNH Industrial Capital LLC	1.450%	7/15/26	2,500	2,376
	CNH Industrial Capital LLC	4.500%	10/8/27	2,300	2,277
	CNH Industrial Capital LLC	4.550%	4/10/28	3,835	3,780
90

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CNH Industrial Capital LLC	5.500%	1/12/29	5,000	5,071
	CNH Industrial Capital LLC	5.100%	4/20/29	15,325	15,314
[2]	CNH Industrial NV	3.850%	11/15/27	4,500	4,396
	CSX Corp.	2.600%	11/1/26	6,400	6,188
	CSX Corp.	3.250%	6/1/27	12,250	11,868
	CSX Corp.	3.800%	3/1/28	18,350	17,836
	CSX Corp.	4.250%	3/15/29	15,539	15,212
	CSX Corp.	2.400%	2/15/30	11,965	10,604
	CSX Corp.	4.100%	11/15/32	36,848	34,476
	CSX Corp.	6.000%	10/1/36	900	944
	CSX Corp.	6.150%	5/1/37	8,600	9,135
	CSX Corp.	6.220%	4/30/40	7,279	7,770
	CSX Corp.	5.500%	4/15/41	5,700	5,646
	CSX Corp.	4.750%	5/30/42	3,290	2,965
	CSX Corp.	4.100%	3/15/44	8,325	6,822
	CSX Corp.	3.800%	11/1/46	5,240	4,023
	CSX Corp.	4.300%	3/1/48	9,325	7,682
	CSX Corp.	4.750%	11/15/48	5,500	4,836
	CSX Corp.	4.500%	3/15/49	16,133	13,645
	CSX Corp.	3.350%	9/15/49	1,000	694
	CSX Corp.	3.800%	4/15/50	5,080	3,819
	CSX Corp.	3.950%	5/1/50	6,900	5,319
	CSX Corp.	2.500%	5/15/51	17,500	10,123
	CSX Corp.	4.500%	11/15/52	17,520	14,754
	CSX Corp.	4.500%	8/1/54	1,300	1,086
	CSX Corp.	4.250%	11/1/66	6,625	5,007
	CSX Corp.	4.650%	3/1/68	3,145	2,566
	Cummins Inc.	4.900%	2/20/29	8,500	8,553
	Cummins Inc.	1.500%	9/1/30	8,855	7,409
	Cummins Inc.	5.150%	2/20/34	7,000	7,009
	Cummins Inc.	4.875%	10/1/43	7,390	6,755
	Cummins Inc.	2.600%	9/1/50	4,050	2,403
	Cummins Inc.	5.450%	2/20/54	14,000	13,609
	Deere & Co.	5.375%	10/16/29	6,170	6,366
	Deere & Co.	3.100%	4/15/30	12,838	11,808
	Deere & Co.	3.900%	6/9/42	7,237	6,026
	Deere & Co.	2.875%	9/7/49	12,300	8,034
	Deere & Co.	3.750%	4/15/50	13,026	10,007
	Delta Air Lines Inc.	4.375%	4/19/28	3,000	2,929
[7]	Delta Air Lines Inc.	4.750%	10/20/28	1,100	1,085
	Delta Air Lines Inc.	3.750%	10/28/29	3,127	2,922
[2]	Delta Air Lines Pass-Through Trust Class AA Series 2020-1	2.000%	6/10/28	5,847	5,383
	Dover Corp.	2.950%	11/4/29	2,600	2,369
	Dover Corp.	5.375%	10/15/35	300	301
	Dover Corp.	5.375%	3/1/41	2,220	2,147
	Eaton Corp.	3.103%	9/15/27	7,765	7,479
	Eaton Corp.	4.350%	5/18/28	5,000	4,955
	Eaton Corp.	4.000%	11/2/32	15,729	14,708
	Eaton Corp.	4.150%	3/15/33	27,302	25,652
	Eaton Corp.	4.150%	11/2/42	5,511	4,643
	Eaton Corp.	3.915%	9/15/47	1,950	1,516
	Eaton Corp.	4.700%	8/23/52	8,251	7,251
	Emerson Electric Co.	0.875%	10/15/26	12,820	12,041
	Emerson Electric Co.	1.800%	10/15/27	9,550	8,876
	Emerson Electric Co.	2.000%	12/21/28	7,800	7,037
	Emerson Electric Co.	1.950%	10/15/30	4,250	3,642
	Emerson Electric Co.	2.200%	12/21/31	11,000	9,236
	Emerson Electric Co.	5.250%	11/15/39	440	435
	Emerson Electric Co.	2.750%	10/15/50	6,175	3,836
	Emerson Electric Co.	2.800%	12/21/51	14,800	9,115
	FedEx Corp.	3.250%	4/1/26	7,759	7,623
	FedEx Corp.	3.400%	2/15/28	5,000	4,791
	FedEx Corp.	3.100%	8/5/29	16,125	14,930
	FedEx Corp.	4.250%	5/15/30	13,550	13,120
	FedEx Corp.	2.400%	5/15/31	6,700	5,716
	FedEx Corp.	4.900%	1/15/34	1,700	1,654
	FedEx Corp.	3.900%	2/1/35	4,100	3,623
	FedEx Corp.	3.250%	5/15/41	6,700	4,885
	FedEx Corp.	3.875%	8/1/42	275	214
	FedEx Corp.	4.100%	4/15/43	4,775	3,787
91

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	FedEx Corp.	5.100%	1/15/44	8,107	7,384
	FedEx Corp.	4.100%	2/1/45	5,000	3,908
	FedEx Corp.	4.750%	11/15/45	13,900	11,900
	FedEx Corp.	4.550%	4/1/46	16,199	13,469
	FedEx Corp.	4.400%	1/15/47	9,400	7,608
	FedEx Corp.	4.050%	2/15/48	4,725	3,616
	FedEx Corp.	4.950%	10/17/48	9,578	8,338
	FedEx Corp.	5.250%	5/15/50	14,781	13,503
[2]	FedEx Corp. Pass-Through Trust Class AA Series 2020-1	1.875%	2/20/34	16,941	14,077
	Flowserve Corp.	3.500%	10/1/30	3,920	3,578
	Fortive Corp.	3.150%	6/15/26	7,547	7,376
	Fortive Corp.	4.300%	6/15/46	6,250	5,033
	GE Capital Funding LLC	4.550%	5/15/32	1,099	1,057
	General Dynamics Corp.	2.125%	8/15/26	8,000	7,708
	General Dynamics Corp.	3.500%	4/1/27	3,815	3,732
	General Dynamics Corp.	2.625%	11/15/27	10,440	9,903
	General Dynamics Corp.	3.750%	5/15/28	7,135	6,923
	General Dynamics Corp.	3.625%	4/1/30	11,994	11,321
	General Dynamics Corp.	2.250%	6/1/31	7,500	6,402
	General Dynamics Corp.	4.250%	4/1/40	14,400	12,559
	General Dynamics Corp.	3.600%	11/15/42	537	422
	General Dynamics Corp.	4.250%	4/1/50	3,000	2,472
[2]	General Electric Co.	5.875%	1/14/38	24,000	24,715
[2]	General Electric Co.	6.875%	1/10/39	5,000	5,679
	General Electric Co.	4.350%	5/1/50	4,948	4,115
	HEICO Corp.	5.250%	8/1/28	6,594	6,655
	HEICO Corp.	5.350%	8/1/33	7,000	6,981
	Honeywell International Inc.	2.500%	11/1/26	14,375	13,883
	Honeywell International Inc.	1.100%	3/1/27	16,514	15,371
	Honeywell International Inc.	4.650%	7/30/27	7,025	7,049
	Honeywell International Inc.	4.950%	2/15/28	29,107	29,432
	Honeywell International Inc.	4.250%	1/15/29	8,000	7,888
	Honeywell International Inc.	2.700%	8/15/29	4,901	4,492
	Honeywell International Inc.	4.875%	9/1/29	11,000	11,066
	Honeywell International Inc.	4.700%	2/1/30	39,505	39,306
	Honeywell International Inc.	1.950%	6/1/30	8,303	7,154
	Honeywell International Inc.	1.750%	9/1/31	26,000	21,292
	Honeywell International Inc.	4.950%	9/1/31	10,000	9,998
	Honeywell International Inc.	4.750%	2/1/32	7,640	7,508
	Honeywell International Inc.	5.000%	2/15/33	19,465	19,353
	Honeywell International Inc.	4.500%	1/15/34	20,500	19,547
	Honeywell International Inc.	5.000%	3/1/35	16,015	15,674
	Honeywell International Inc.	5.700%	3/15/36	4,705	4,871
	Honeywell International Inc.	5.700%	3/15/37	4,945	5,075
	Honeywell International Inc.	5.375%	3/1/41	11,990	11,848
	Honeywell International Inc.	3.812%	11/21/47	2,500	1,915
	Honeywell International Inc.	5.250%	3/1/54	42,720	40,028
	Honeywell International Inc.	5.350%	3/1/64	5,980	5,585
	Howmet Aerospace Inc.	4.850%	10/15/31	9,095	8,926
	Howmet Aerospace Inc.	5.950%	2/1/37	7,000	7,245
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	4,608	4,424
	Huntington Ingalls Industries Inc.	2.043%	8/16/28	5,300	4,760
	Huntington Ingalls Industries Inc.	5.353%	1/15/30	2,000	2,003
	Huntington Ingalls Industries Inc.	4.200%	5/1/30	7,100	6,724
	Huntington Ingalls Industries Inc.	5.749%	1/15/35	49,505	49,310
	IDEX Corp.	4.950%	9/1/29	5,690	5,665
	IDEX Corp.	3.000%	5/1/30	2,995	2,710
	Illinois Tool Works Inc.	2.650%	11/15/26	14,550	14,127
	Illinois Tool Works Inc.	4.875%	9/15/41	350	327
	Illinois Tool Works Inc.	3.900%	9/1/42	25,803	21,032
	Ingersoll Rand Inc.	5.197%	6/15/27	9,325	9,430
	Ingersoll Rand Inc.	5.400%	8/14/28	1,000	1,016
	Ingersoll Rand Inc.	5.176%	6/15/29	8,730	8,806
	Ingersoll Rand Inc.	5.314%	6/15/31	5,820	5,880
	Ingersoll Rand Inc.	5.700%	8/14/33	11,020	11,266
	Ingersoll Rand Inc.	5.450%	6/15/34	8,600	8,641
	Ingersoll Rand Inc.	5.700%	6/15/54	6,985	6,844
	Jacobs Engineering Group Inc.	6.350%	8/18/28	4,500	4,681
	Jacobs Engineering Group Inc.	5.900%	3/1/33	1,903	1,927
	JB Hunt Transport Services Inc.	3.875%	3/1/26	9,500	9,403
92

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	JetBlue Pass-Through Trust Class A Series 2020-1	4.000%	11/15/32	3,599	3,383
[2]	JetBlue Pass-Through Trust Class AA Series 2019-1	2.750%	5/15/32	7,683	6,669
[2]	John Deere Capital Corp.	4.800%	1/9/26	2,500	2,507
[2]	John Deere Capital Corp.	0.700%	1/15/26	10,000	9,614
[2]	John Deere Capital Corp.	5.050%	3/3/26	6,000	6,043
[2]	John Deere Capital Corp.	4.950%	3/6/26	18,000	18,089
[2]	John Deere Capital Corp.	4.750%	6/8/26	5,500	5,523
[2]	John Deere Capital Corp.	2.650%	6/10/26	4,200	4,095
[2]	John Deere Capital Corp.	1.050%	6/17/26	5,800	5,522
[2]	John Deere Capital Corp.	5.150%	9/8/26	5,000	5,063
[2]	John Deere Capital Corp.	2.250%	9/14/26	8,386	8,082
[2]	John Deere Capital Corp.	1.700%	1/11/27	12,500	11,822
[2]	John Deere Capital Corp.	4.850%	3/5/27	18,000	18,114
[2]	John Deere Capital Corp.	2.350%	3/8/27	5,000	4,772
[2]	John Deere Capital Corp.	1.750%	3/9/27	12,261	11,547
[2]	John Deere Capital Corp.	4.900%	6/11/27	6,905	6,955
[2]	John Deere Capital Corp.	2.800%	9/8/27	8,100	7,757
[2]	John Deere Capital Corp.	4.150%	9/15/27	8,475	8,391
[2]	John Deere Capital Corp.	3.050%	1/6/28	7,700	7,392
[2]	John Deere Capital Corp.	4.750%	1/20/28	14,337	14,407
[2]	John Deere Capital Corp.	4.900%	3/3/28	20,040	20,193
[2]	John Deere Capital Corp.	1.500%	3/6/28	5,500	4,994
[2]	John Deere Capital Corp.	4.950%	7/14/28	19,111	19,289
	John Deere Capital Corp.	4.500%	1/16/29	5,669	5,618
[2]	John Deere Capital Corp.	3.450%	3/7/29	4,475	4,261
[2]	John Deere Capital Corp.	4.850%	6/11/29	5,833	5,852
[2]	John Deere Capital Corp.	2.800%	7/18/29	5,575	5,137
[2]	John Deere Capital Corp.	4.850%	10/11/29	14,500	14,595
[2]	John Deere Capital Corp.	2.450%	1/9/30	8,380	7,531
[2]	John Deere Capital Corp.	4.700%	6/10/30	11,500	11,460
	John Deere Capital Corp.	1.450%	1/15/31	9,200	7,584
[2]	John Deere Capital Corp.	4.900%	3/7/31	23,000	22,966
	John Deere Capital Corp.	4.400%	9/8/31	3,365	3,259
[2]	John Deere Capital Corp.	4.350%	9/15/32	8,000	7,666
[2]	John Deere Capital Corp.	5.150%	9/8/33	19,500	19,540
[2]	John Deere Capital Corp.	5.100%	4/11/34	11,500	11,485
[2]	John Deere Capital Corp.	5.050%	6/12/34	10,950	10,888
[2]	Johnson Controls International plc	3.900%	2/14/26	20,563	20,368
	Johnson Controls International plc	1.750%	9/15/30	9,575	8,017
	Johnson Controls International plc	2.000%	9/16/31	4,000	3,301
	Johnson Controls International plc	4.900%	12/1/32	6,400	6,237
[2]	Johnson Controls International plc	6.000%	1/15/36	954	992
[2]	Johnson Controls International plc	4.625%	7/2/44	7,850	6,748
	Johnson Controls International plc	4.500%	2/15/47	5,495	4,551
[2]	Johnson Controls International plc	4.950%	7/2/64	5,758	4,861
	Kennametal Inc.	4.625%	6/15/28	6,620	6,528
	Keysight Technologies Inc.	4.600%	4/6/27	10,600	10,549
	Keysight Technologies Inc.	3.000%	10/30/29	7,947	7,246
	Keysight Technologies Inc.	4.950%	10/15/34	1,650	1,587
	Kirby Corp.	4.200%	3/1/28	9,217	8,920
	L3Harris Technologies Inc.	3.850%	12/15/26	5,500	5,412
	L3Harris Technologies Inc.	5.400%	1/15/27	13,143	13,299
[2]	L3Harris Technologies Inc.	4.400%	6/15/28	9,605	9,436
	L3Harris Technologies Inc.	5.050%	6/1/29	12,700	12,700
	L3Harris Technologies Inc.	2.900%	12/15/29	5,630	5,093
	L3Harris Technologies Inc.	1.800%	1/15/31	19,275	15,888
	L3Harris Technologies Inc.	5.250%	6/1/31	12,200	12,213
	L3Harris Technologies Inc.	5.400%	7/31/33	16,750	16,703
	L3Harris Technologies Inc.	5.350%	6/1/34	3,300	3,292
	L3Harris Technologies Inc.	4.854%	4/27/35	3,350	3,189
	L3Harris Technologies Inc.	5.054%	4/27/45	5,970	5,460
	L3Harris Technologies Inc.	5.600%	7/31/53	6,135	5,942
	L3Harris Technologies Inc.	5.500%	8/15/54	6,900	6,617
	Lennox International Inc.	1.700%	8/1/27	2,300	2,122
	Lennox International Inc.	5.500%	9/15/28	5,500	5,588
	LKQ Corp.	5.750%	6/15/28	11,000	11,183
	LKQ Corp.	6.250%	6/15/33	8,000	8,248
	Lockheed Martin Corp.	3.550%	1/15/26	9,373	9,279
	Lockheed Martin Corp.	5.100%	11/15/27	13,483	13,696
	Lockheed Martin Corp.	4.450%	5/15/28	5,500	5,459
93

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lockheed Martin Corp.	4.500%	2/15/29	5,000	4,944
	Lockheed Martin Corp.	4.700%	12/15/31	29,600	29,139
	Lockheed Martin Corp.	3.900%	6/15/32	3,230	3,000
	Lockheed Martin Corp.	5.250%	1/15/33	20,000	20,214
	Lockheed Martin Corp.	4.750%	2/15/34	19,100	18,521
	Lockheed Martin Corp.	4.800%	8/15/34	7,000	6,791
	Lockheed Martin Corp.	3.600%	3/1/35	12,240	10,736
	Lockheed Martin Corp.	4.500%	5/15/36	3,525	3,306
[2]	Lockheed Martin Corp.	6.150%	9/1/36	11,685	12,604
	Lockheed Martin Corp.	4.070%	12/15/42	19,965	16,605
	Lockheed Martin Corp.	3.800%	3/1/45	6,690	5,272
	Lockheed Martin Corp.	4.700%	5/15/46	14,833	13,222
	Lockheed Martin Corp.	4.090%	9/15/52	13,861	10,968
	Lockheed Martin Corp.	4.150%	6/15/53	14,791	11,803
	Lockheed Martin Corp.	5.700%	11/15/54	10,060	10,236
	Lockheed Martin Corp.	5.200%	2/15/55	16,068	15,140
	Lockheed Martin Corp.	4.300%	6/15/62	2,025	1,603
	Lockheed Martin Corp.	5.900%	11/15/63	16,950	17,602
	Lockheed Martin Corp.	5.200%	2/15/64	2,500	2,312
	MasTec Inc.	5.900%	6/15/29	5,900	5,999
[7]	Mileage Plus Holdings LLC	6.500%	6/20/27	7,500	7,548
[2]	Nature Conservancy	3.957%	3/1/52	4,350	3,486
	Norfolk Southern Corp.	2.900%	6/15/26	28,005	27,354
	Norfolk Southern Corp.	7.800%	5/15/27	1,345	1,439
	Norfolk Southern Corp.	3.150%	6/1/27	4,793	4,635
	Norfolk Southern Corp.	3.800%	8/1/28	8,058	7,806
	Norfolk Southern Corp.	2.550%	11/1/29	15,855	14,290
	Norfolk Southern Corp.	5.050%	8/1/30	10,000	10,096
	Norfolk Southern Corp.	2.300%	5/15/31	5,000	4,277
	Norfolk Southern Corp.	3.000%	3/15/32	12,250	10,688
	Norfolk Southern Corp.	5.550%	3/15/34	13,800	14,074
	Norfolk Southern Corp.	4.837%	10/1/41	12,098	11,018
	Norfolk Southern Corp.	3.950%	10/1/42	3,125	2,512
	Norfolk Southern Corp.	4.450%	6/15/45	6,620	5,604
	Norfolk Southern Corp.	4.650%	1/15/46	9,150	7,932
	Norfolk Southern Corp.	3.942%	11/1/47	1,156	888
	Norfolk Southern Corp.	4.150%	2/28/48	1,400	1,115
	Norfolk Southern Corp.	4.100%	5/15/49	4,050	3,173
	Norfolk Southern Corp.	3.400%	11/1/49	2,500	1,728
	Norfolk Southern Corp.	3.050%	5/15/50	21,525	13,902
	Norfolk Southern Corp.	4.050%	8/15/52	8,222	6,310
	Norfolk Southern Corp.	3.700%	3/15/53	1,429	1,022
	Norfolk Southern Corp.	4.550%	6/1/53	5,300	4,438
	Norfolk Southern Corp.	5.350%	8/1/54	21,325	20,287
	Norfolk Southern Corp.	3.155%	5/15/55	17,192	10,843
	Norfolk Southern Corp.	5.950%	3/15/64	22,400	22,959
	Norfolk Southern Corp.	4.100%	5/15/21	7,800	5,383
	Northrop Grumman Corp.	3.250%	1/15/28	22,349	21,353
	Northrop Grumman Corp.	4.600%	2/1/29	7,000	6,942
	Northrop Grumman Corp.	4.400%	5/1/30	9,817	9,552
	Northrop Grumman Corp.	4.700%	3/15/33	21,000	20,356
	Northrop Grumman Corp.	4.900%	6/1/34	5,150	5,020
	Northrop Grumman Corp.	5.150%	5/1/40	12,330	11,776
	Northrop Grumman Corp.	5.050%	11/15/40	9,525	8,934
	Northrop Grumman Corp.	4.750%	6/1/43	9,890	8,865
	Northrop Grumman Corp.	3.850%	4/15/45	5,275	4,120
	Northrop Grumman Corp.	4.030%	10/15/47	32,882	25,855
	Northrop Grumman Corp.	5.250%	5/1/50	3,695	3,456
	Northrop Grumman Corp.	4.950%	3/15/53	11,755	10,492
	Northrop Grumman Corp.	5.200%	6/1/54	6,000	5,566
	nVent Finance Sarl	4.550%	4/15/28	3,850	3,810
	nVent Finance Sarl	5.650%	5/15/33	5,500	5,494
	Oshkosh Corp.	4.600%	5/15/28	7,375	7,279
	Oshkosh Corp.	3.100%	3/1/30	600	550
	Otis Worldwide Corp.	2.293%	4/5/27	20,778	19,694
	Otis Worldwide Corp.	5.250%	8/16/28	8,000	8,096
	Otis Worldwide Corp.	2.565%	2/15/30	41,877	37,209
	Otis Worldwide Corp.	5.125%	11/19/31	1,950	1,951
	Otis Worldwide Corp.	3.362%	2/15/50	9,255	6,341
[2]	PACCAR Financial Corp.	4.450%	3/30/26	4,090	4,087
94

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	PACCAR Financial Corp.	1.100%	5/11/26	10,000	9,549
[2]	PACCAR Financial Corp.	5.050%	8/10/26	2,800	2,823
[2]	PACCAR Financial Corp.	4.500%	11/25/26	9,350	9,356
	PACCAR Financial Corp.	5.000%	5/13/27	4,375	4,423
	PACCAR Financial Corp.	4.450%	8/6/27	9,850	9,840
[2]	PACCAR Financial Corp.	4.950%	8/10/28	2,800	2,821
[2]	PACCAR Financial Corp.	4.600%	1/31/29	8,500	8,469
	PACCAR Financial Corp.	4.000%	9/26/29	10,000	9,681
[2]	PACCAR Financial Corp.	5.000%	3/22/34	5,000	5,019
	Parker-Hannifin Corp.	3.250%	3/1/27	15,060	14,628
	Parker-Hannifin Corp.	4.250%	9/15/27	22,261	22,031
	Parker-Hannifin Corp.	3.250%	6/14/29	11,875	11,110
	Parker-Hannifin Corp.	4.500%	9/15/29	10,000	9,861
[2]	Parker-Hannifin Corp.	4.200%	11/21/34	4,600	4,249
[2]	Parker-Hannifin Corp.	6.250%	5/15/38	4,050	4,319
[2]	Parker-Hannifin Corp.	4.450%	11/21/44	4,870	4,166
	Parker-Hannifin Corp.	4.100%	3/1/47	5,825	4,666
	Parker-Hannifin Corp.	4.000%	6/14/49	11,907	9,287
	Precision Castparts Corp.	3.900%	1/15/43	6,650	5,345
	Precision Castparts Corp.	4.375%	6/15/45	5,962	5,059
	Regal Rexnord Corp.	6.050%	2/15/26	4,500	4,541
	Regal Rexnord Corp.	6.050%	4/15/28	13,000	13,228
[2]	Regal Rexnord Corp.	6.300%	2/15/30	11,450	11,773
	Regal Rexnord Corp.	6.400%	4/15/33	13,015	13,435
	Republic Services Inc.	2.900%	7/1/26	12,225	11,949
	Republic Services Inc.	3.375%	11/15/27	75	73
	Republic Services Inc.	4.875%	4/1/29	2,000	1,996
	Republic Services Inc.	5.000%	11/15/29	7,495	7,530
	Republic Services Inc.	2.300%	3/1/30	9,075	7,978
	Republic Services Inc.	1.450%	2/15/31	18,500	15,004
	Republic Services Inc.	1.750%	2/15/32	14,325	11,508
	Republic Services Inc.	5.000%	4/1/34	13,300	12,975
	Republic Services Inc.	6.200%	3/1/40	3,790	4,021
	Republic Services Inc.	5.700%	5/15/41	4,500	4,486
	Republic Services Inc.	3.050%	3/1/50	3,917	2,635
	Rockwell Automation Inc.	3.500%	3/1/29	3,088	2,932
	Rockwell Automation Inc.	1.750%	8/15/31	1,350	1,105
	Rockwell Automation Inc.	4.200%	3/1/49	8,150	6,705
	Rockwell Automation Inc.	2.800%	8/15/61	1,900	1,065
	RTX Corp.	5.000%	2/27/26	2,000	2,009
	RTX Corp.	5.750%	11/8/26	11,500	11,705
	RTX Corp.	3.500%	3/15/27	25,665	25,017
	RTX Corp.	3.125%	5/4/27	15,919	15,359
	RTX Corp.	7.200%	8/15/27	1,010	1,073
	RTX Corp.	4.125%	11/16/28	47,193	45,952
	RTX Corp.	5.750%	1/15/29	2,690	2,777
	RTX Corp.	2.250%	7/1/30	11,625	10,100
	RTX Corp.	6.000%	3/15/31	5,000	5,244
	RTX Corp.	1.900%	9/1/31	10,600	8,666
	RTX Corp.	2.375%	3/15/32	5,680	4,715
	RTX Corp.	5.150%	2/27/33	23,250	23,027
	RTX Corp.	6.100%	3/15/34	22,914	24,115
	RTX Corp.	5.400%	5/1/35	3,225	3,230
	RTX Corp.	6.050%	6/1/36	7,390	7,710
	RTX Corp.	6.125%	7/15/38	4,375	4,582
	RTX Corp.	4.450%	11/16/38	10,481	9,324
	RTX Corp.	4.875%	10/15/40	450	414
	RTX Corp.	4.700%	12/15/41	7,075	6,251
	RTX Corp.	4.500%	6/1/42	24,798	21,463
	RTX Corp.	4.800%	12/15/43	2,325	2,059
	RTX Corp.	4.150%	5/15/45	8,650	6,979
	RTX Corp.	3.750%	11/1/46	14,194	10,696
	RTX Corp.	4.350%	4/15/47	10,625	8,705
	RTX Corp.	4.050%	5/4/47	13,950	10,949
	RTX Corp.	4.625%	11/16/48	10,350	8,791
	RTX Corp.	3.125%	7/1/50	11,400	7,450
	RTX Corp.	2.820%	9/1/51	9,825	5,947
	RTX Corp.	3.030%	3/15/52	18,600	11,726
	RTX Corp.	5.375%	2/27/53	30,750	29,097
	RTX Corp.	6.400%	3/15/54	21,483	23,310
95

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Ryder System Inc.	1.750%	9/1/26	2,175	2,068
[2]	Ryder System Inc.	2.900%	12/1/26	11,185	10,790
[2]	Ryder System Inc.	2.850%	3/1/27	1,230	1,179
[2]	Ryder System Inc.	5.300%	3/15/27	7,500	7,575
[2]	Ryder System Inc.	5.650%	3/1/28	5,300	5,418
[2]	Ryder System Inc.	5.250%	6/1/28	8,160	8,237
	Ryder System Inc.	6.300%	12/1/28	3,000	3,142
[2]	Ryder System Inc.	5.375%	3/15/29	13,975	14,139
[2]	Ryder System Inc.	5.500%	6/1/29	3,430	3,488
[2]	Ryder System Inc.	4.950%	9/1/29	2,000	1,992
[2]	Ryder System Inc.	4.900%	12/1/29	9,735	9,647
	Ryder System Inc.	6.600%	12/1/33	18,000	19,452
	Southwest Airlines Co.	3.000%	11/15/26	3,475	3,358
	Southwest Airlines Co.	5.125%	6/15/27	21,646	21,756
	Southwest Airlines Co.	3.450%	11/16/27	2,650	2,547
	Southwest Airlines Co.	2.625%	2/10/30	6,000	5,308
	Teledyne Technologies Inc.	1.600%	4/1/26	1,600	1,537
	Teledyne Technologies Inc.	2.250%	4/1/28	9,000	8,277
	Teledyne Technologies Inc.	2.750%	4/1/31	15,500	13,474
	Textron Inc.	4.000%	3/15/26	6,200	6,141
	Textron Inc.	3.650%	3/15/27	18,682	18,184
	Textron Inc.	3.375%	3/1/28	5,500	5,233
	Textron Inc.	2.450%	3/15/31	3,145	2,676
	Textron Inc.	6.100%	11/15/33	14,500	15,106
	Timken Co.	4.500%	12/15/28	7,320	7,180
	Timken Co.	4.125%	4/1/32	3,628	3,325
	Trane Technologies Financing Ltd.	3.500%	3/21/26	3,170	3,125
	Trane Technologies Financing Ltd.	3.800%	3/21/29	12,915	12,379
	Trane Technologies Financing Ltd.	5.250%	3/3/33	6,000	6,016
	Trane Technologies Financing Ltd.	5.100%	6/13/34	2,620	2,589
	Trane Technologies Financing Ltd.	4.650%	11/1/44	3,050	2,678
	Trane Technologies Financing Ltd.	4.500%	3/21/49	3,475	2,987
	Trane Technologies Global Holding Co. Ltd.	3.750%	8/21/28	10,050	9,695
	Trane Technologies Global Holding Co. Ltd.	5.750%	6/15/43	715	720
	Trane Technologies Global Holding Co. Ltd.	4.300%	2/21/48	1,750	1,450
	Trimble Inc.	4.900%	6/15/28	4,000	3,996
	Triton Container International Ltd.	3.250%	3/15/32	6,300	5,345
	Tyco Electronics Group SA	4.500%	2/13/26	10,000	9,999
	Tyco Electronics Group SA	3.700%	2/15/26	3,100	3,068
	Tyco Electronics Group SA	3.125%	8/15/27	2,950	2,837
	Tyco Electronics Group SA	2.500%	2/4/32	6,000	5,089
	Tyco Electronics Group SA	7.125%	10/1/37	7,145	8,122
	Union Pacific Corp.	2.750%	3/1/26	7,208	7,058
	Union Pacific Corp.	2.150%	2/5/27	2,390	2,279
	Union Pacific Corp.	3.000%	4/15/27	19,123	18,492
	Union Pacific Corp.	3.950%	9/10/28	5,000	4,866
	Union Pacific Corp.	3.700%	3/1/29	5,000	4,800
	Union Pacific Corp.	2.400%	2/5/30	4,655	4,133
	Union Pacific Corp.	2.375%	5/20/31	3,682	3,180
	Union Pacific Corp.	2.800%	2/14/32	2,427	2,105
	Union Pacific Corp.	3.375%	2/1/35	4,400	3,812
	Union Pacific Corp.	2.891%	4/6/36	12,432	10,028
	Union Pacific Corp.	3.600%	9/15/37	4,044	3,383
	Union Pacific Corp.	3.200%	5/20/41	20,468	15,325
	Union Pacific Corp.	4.050%	11/15/45	4,000	3,215
	Union Pacific Corp.	3.350%	8/15/46	6,900	4,907
	Union Pacific Corp.	3.250%	2/5/50	24,649	16,797
	Union Pacific Corp.	2.950%	3/10/52	16,340	10,311
	Union Pacific Corp.	4.950%	9/9/52	4,254	3,888
	Union Pacific Corp.	3.500%	2/14/53	18,500	13,018
	Union Pacific Corp.	4.950%	5/15/53	640	583
	Union Pacific Corp.	3.950%	8/15/59	5,150	3,745
	Union Pacific Corp.	3.839%	3/20/60	16,132	11,525
	Union Pacific Corp.	3.550%	5/20/61	7,500	5,001
	Union Pacific Corp.	2.973%	9/16/62	17,396	10,004
	Union Pacific Corp.	4.100%	9/15/67	5,726	4,164
	Union Pacific Corp.	3.750%	2/5/70	5,500	3,674
	Union Pacific Corp.	3.799%	4/6/71	21,154	14,318
	Union Pacific Corp.	3.850%	2/14/72	3,500	2,415
[2]	United Airlines Pass-Through Trust Class A Series 2014-1	4.000%	4/11/26	1,813	1,792
96

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	United Airlines Pass-Through Trust Class A Series 2014-2	3.750%	9/3/26	1,298	1,272
[2]	United Airlines Pass-Through Trust Class A Series 2016-1	3.450%	7/7/28	1,577	1,479
[2]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	14,892	15,209
[2]	United Airlines Pass-Through Trust Class A Series 2023-1	5.800%	1/15/36	15,643	15,952
[2]	United Airlines Pass-Through Trust Class A Series 2024-1	5.875%	2/15/37	5,500	5,596
[2]	United Airlines Pass-Through Trust Class AA Series 2015-1	3.450%	12/1/27	2,459	2,357
[2]	United Airlines Pass-Through Trust Class AA Series 2016-1	3.100%	7/7/28	14,899	14,121
[2]	United Airlines Pass-Through Trust Class AA Series 2016-2	2.875%	10/7/28	2,851	2,663
[2]	United Airlines Pass-Through Trust Class AA Series 2018-1	3.500%	3/1/30	231	215
[2]	United Airlines Pass-Through Trust Class AA Series 2019-1	4.150%	8/25/31	2,042	1,949
[2]	United Airlines Pass-Through Trust Class AA Series 2019-2	2.700%	5/1/32	3,756	3,318
[2]	United Airlines Pass-Through Trust Class AA Series 2024-1	5.450%	2/15/37	12,000	12,017
[2]	United Airlines Pass-Through Trust Class B Series 2020-1	4.875%	1/15/26	4,040	4,033
	United Parcel Service Inc.	2.400%	11/15/26	14,492	13,970
	United Parcel Service Inc.	3.400%	3/15/29	27,550	26,172
	United Parcel Service Inc.	2.500%	9/1/29	4,450	4,038
	United Parcel Service Inc.	4.450%	4/1/30	2,000	1,976
	United Parcel Service Inc.	4.875%	3/3/33	30,000	29,654
	United Parcel Service Inc.	5.150%	5/22/34	8,000	7,980
	United Parcel Service Inc.	6.200%	1/15/38	5,975	6,395
	United Parcel Service Inc.	5.200%	4/1/40	13,700	13,341
	United Parcel Service Inc.	4.875%	11/15/40	5,002	4,654
	United Parcel Service Inc.	3.625%	10/1/42	6,400	4,966
	United Parcel Service Inc.	3.400%	11/15/46	1,725	1,246
	United Parcel Service Inc.	3.750%	11/15/47	375	284
	United Parcel Service Inc.	4.250%	3/15/49	11,970	9,731
	United Parcel Service Inc.	3.400%	9/1/49	7,485	5,267
	United Parcel Service Inc.	5.300%	4/1/50	7,100	6,791
	United Parcel Service Inc.	5.050%	3/3/53	28,250	25,836
	United Parcel Service Inc.	5.500%	5/22/54	2,500	2,436
	United Parcel Service Inc.	5.600%	5/22/64	9,340	9,045
	Valmont Industries Inc.	5.000%	10/1/44	5,944	5,355
	Valmont Industries Inc.	5.250%	10/1/54	3,275	3,000
	Veralto Corp.	5.500%	9/18/26	8,000	8,094
	Veralto Corp.	5.350%	9/18/28	8,000	8,101
	Veralto Corp.	5.450%	9/18/33	8,000	8,026
	Vontier Corp.	1.800%	4/1/26	3,500	3,359
	Vontier Corp.	2.400%	4/1/28	5,000	4,536
	Vontier Corp.	2.950%	4/1/31	6,000	5,148
	Waste Connections Inc.	4.250%	12/1/28	2,243	2,195
	Waste Connections Inc.	3.500%	5/1/29	16,870	15,948
	Waste Connections Inc.	2.600%	2/1/30	7,400	6,616
	Waste Connections Inc.	2.200%	1/15/32	12,900	10,633
	Waste Connections Inc.	3.200%	6/1/32	5,000	4,380
	Waste Connections Inc.	4.200%	1/15/33	9,086	8,438
	Waste Connections Inc.	5.000%	3/1/34	4,400	4,292
	Waste Connections Inc.	3.050%	4/1/50	6,075	3,913
	Waste Connections Inc.	2.950%	1/15/52	7,900	4,917
	Waste Management Inc.	4.950%	7/3/27	5,500	5,555
	Waste Management Inc.	3.150%	11/15/27	2,021	1,944
	Waste Management Inc.	1.150%	3/15/28	5,000	4,474
	Waste Management Inc.	4.500%	3/15/28	10,900	10,838
	Waste Management Inc.	4.875%	2/15/29	13,096	13,148
	Waste Management Inc.	2.000%	6/1/29	2,000	1,778
	Waste Management Inc.	4.650%	3/15/30	16,750	16,538
	Waste Management Inc.	1.500%	3/15/31	17,595	14,311
	Waste Management Inc.	4.950%	7/3/31	5,000	5,004
	Waste Management Inc.	4.800%	3/15/32	12,200	11,987
	Waste Management Inc.	4.150%	4/15/32	10,000	9,441
	Waste Management Inc.	4.625%	2/15/33	15,000	14,572
	Waste Management Inc.	4.875%	2/15/34	14,382	14,098
	Waste Management Inc.	4.950%	3/15/35	17,525	17,042
	Waste Management Inc.	2.950%	6/1/41	6,300	4,564
	Waste Management Inc.	4.100%	3/1/45	5,000	4,106
	Waste Management Inc.	2.500%	11/15/50	8,095	4,698
	Waste Management Inc.	5.350%	10/15/54	8,750	8,391
	Westinghouse Air Brake Technologies Corp.	3.450%	11/15/26	11,269	10,988
	Westinghouse Air Brake Technologies Corp.	4.700%	9/15/28	16,175	16,025
	WW Grainger Inc.	4.600%	6/15/45	17,800	15,865
	WW Grainger Inc.	3.750%	5/15/46	3,707	2,878
97

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	WW Grainger Inc.	4.200%	5/15/47	3,075	2,534
	Xylem Inc.	3.250%	11/1/26	17,950	17,504
	Xylem Inc.	1.950%	1/30/28	8,000	7,334
	Xylem Inc.	2.250%	1/30/31	4,275	3,643
	Xylem Inc.	4.375%	11/1/46	4,480	3,654
					5,726,433
Materials (0.7%)
	Air Products and Chemicals Inc.	1.850%	5/15/27	5,000	4,701
	Air Products and Chemicals Inc.	4.600%	2/8/29	6,500	6,471
	Air Products and Chemicals Inc.	2.050%	5/15/30	11,150	9,674
	Air Products and Chemicals Inc.	4.750%	2/8/31	7,900	7,843
	Air Products and Chemicals Inc.	4.800%	3/3/33	4,950	4,858
	Air Products and Chemicals Inc.	4.850%	2/8/34	10,000	9,759
	Air Products and Chemicals Inc.	2.700%	5/15/40	10,542	7,510
	Air Products and Chemicals Inc.	2.800%	5/15/50	14,550	9,124
	Albemarle Corp.	4.650%	6/1/27	5,130	5,085
	Albemarle Corp.	5.050%	6/1/32	5,730	5,451
	Albemarle Corp.	5.450%	12/1/44	3,240	2,888
	Albemarle Corp.	5.650%	6/1/52	5,455	4,666
	Amcor Finance USA Inc.	4.500%	5/15/28	4,450	4,364
	Amcor Finance USA Inc.	5.625%	5/26/33	8,000	8,087
	Amcor Flexibles North America Inc.	2.630%	6/19/30	10,335	9,053
	Amcor Flexibles North America Inc.	2.690%	5/25/31	2,800	2,408
	Amcor Group Finance plc	5.450%	5/23/29	5,965	6,012
	AngloGold Ashanti Holdings plc	3.375%	11/1/28	8,750	8,041
	AngloGold Ashanti Holdings plc	3.750%	10/1/30	7,481	6,753
	ArcelorMittal SA	4.550%	3/11/26	3,500	3,478
	ArcelorMittal SA	6.550%	11/29/27	12,370	12,861
	ArcelorMittal SA	4.250%	7/16/29	4,000	3,869
	ArcelorMittal SA	6.800%	11/29/32	10,130	10,824
	ArcelorMittal SA	6.000%	6/17/34	6,770	6,862
	ArcelorMittal SA	7.000%	10/15/39	7,811	8,299
	ArcelorMittal SA	6.750%	3/1/41	5,695	5,855
	ArcelorMittal SA	6.350%	6/17/54	5,700	5,626
	Barrick Gold Corp.	6.450%	10/15/35	1,050	1,125
	Barrick North America Finance LLC	5.700%	5/30/41	19,250	18,877
	Barrick North America Finance LLC	5.750%	5/1/43	3,600	3,552
	Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	10,964	11,046
	Berry Global Inc.	1.570%	1/15/26	21,000	20,264
	Berry Global Inc.	1.650%	1/15/27	8,000	7,489
	Berry Global Inc.	5.500%	4/15/28	16,160	16,309
[7]	Berry Global Inc.	5.800%	6/15/31	10,000	10,184
[7]	Berry Global Inc.	5.650%	1/15/34	5,000	5,020
	BHP Billiton Finance USA Ltd.	4.875%	2/27/26	10,700	10,728
	BHP Billiton Finance USA Ltd.	6.420%	3/1/26	100	102
	BHP Billiton Finance USA Ltd.	5.250%	9/8/26	10,000	10,100
	BHP Billiton Finance USA Ltd.	4.750%	2/28/28	13,500	13,477
	BHP Billiton Finance USA Ltd.	5.100%	9/8/28	5,000	5,046
	BHP Billiton Finance USA Ltd.	5.250%	9/8/30	9,925	10,082
	BHP Billiton Finance USA Ltd.	4.900%	2/28/33	5,500	5,402
	BHP Billiton Finance USA Ltd.	5.250%	9/8/33	18,000	18,065
	BHP Billiton Finance USA Ltd.	4.125%	2/24/42	10,090	8,478
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	29,140	27,231
	BHP Billiton Finance USA Ltd.	5.500%	9/8/53	8,775	8,564
	Cabot Corp.	4.000%	7/1/29	2,800	2,675
	Cabot Corp.	5.000%	6/30/32	3,500	3,414
	Carlisle Cos. Inc.	3.750%	12/1/27	3,050	2,969
	Carlisle Cos. Inc.	2.750%	3/1/30	10,955	9,819
	Carlisle Cos. Inc.	2.200%	3/1/32	6,100	4,977
	Celanese US Holdings LLC	1.400%	8/5/26	4,000	3,743
	Celanese US Holdings LLC	6.165%	7/15/27	29,200	29,648
	Celanese US Holdings LLC	6.600%	11/15/28	11,000	11,255
	Celanese US Holdings LLC	6.330%	7/15/29	7,500	7,650
	Celanese US Holdings LLC	6.800%	11/15/30	11,000	11,378
	Celanese US Holdings LLC	6.379%	7/15/32	11,350	11,538
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	5,866	5,619
	Celulosa Arauco y Constitucion SA	5.500%	11/2/47	4,300	3,834
	CF Industries Inc.	5.150%	3/15/34	8,500	8,251
	CF Industries Inc.	4.950%	6/1/43	8,000	7,039
98

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
CF Industries Inc.	5.375%	3/15/44	8,000	7,414
CRH America Finance Inc.	5.400%	5/21/34	11,160	11,180
CRH SMW Finance DAC	5.200%	5/21/29	10,160	10,230
Dow Chemical Co.	4.800%	11/30/28	10,500	10,446
Dow Chemical Co.	7.375%	11/1/29	5,857	6,410
Dow Chemical Co.	2.100%	11/15/30	9,383	7,963
Dow Chemical Co.	6.300%	3/15/33	5,000	5,298
Dow Chemical Co.	5.150%	2/15/34	6,245	6,106
Dow Chemical Co.	4.250%	10/1/34	7,135	6,472
Dow Chemical Co.	9.400%	5/15/39	5,766	7,607
Dow Chemical Co.	5.250%	11/15/41	6,060	5,605
Dow Chemical Co.	4.375%	11/15/42	17,789	14,603
Dow Chemical Co.	4.625%	10/1/44	6,019	5,049
Dow Chemical Co.	5.550%	11/30/48	9,975	9,317
Dow Chemical Co.	4.800%	5/15/49	7,600	6,369
Dow Chemical Co.	3.600%	11/15/50	12,100	8,299
Dow Chemical Co.	6.900%	5/15/53	10,850	11,947
Dow Chemical Co.	5.600%	2/15/54	8,825	8,325
DuPont de Nemours Inc.	4.725%	11/15/28	25,025	24,909
DuPont de Nemours Inc.	5.319%	11/15/38	11,221	11,250
DuPont de Nemours Inc.	5.419%	11/15/48	22,540	22,385
Eagle Materials Inc.	2.500%	7/1/31	5,000	4,254
Eastman Chemical Co.	4.500%	12/1/28	5,389	5,288
Eastman Chemical Co.	5.750%	3/8/33	26,182	26,619
Eastman Chemical Co.	5.625%	2/20/34	52,700	52,675
Eastman Chemical Co.	4.800%	9/1/42	5,150	4,480
Eastman Chemical Co.	4.650%	10/15/44	9,426	7,951
Ecolab Inc.	2.700%	11/1/26	11,972	11,592
Ecolab Inc.	1.650%	2/1/27	2,000	1,885
Ecolab Inc.	3.250%	12/1/27	4,225	4,070
Ecolab Inc.	5.250%	1/15/28	3,400	3,465
Ecolab Inc.	4.800%	3/24/30	3,500	3,502
Ecolab Inc.	1.300%	1/30/31	5,500	4,452
Ecolab Inc.	2.125%	2/1/32	7,000	5,818
Ecolab Inc.	3.950%	12/1/47	2,000	1,588
Ecolab Inc.	2.125%	8/15/50	2,500	1,338
Ecolab Inc.	2.700%	12/15/51	9,850	5,961
Ecolab Inc.	2.750%	8/18/55	3,202	1,876
EIDP Inc.	4.500%	5/15/26	6,900	6,891
EIDP Inc.	2.300%	7/15/30	5,000	4,368
EIDP Inc.	4.800%	5/15/33	8,300	8,057
FMC Corp.	5.150%	5/18/26	2,800	2,803
FMC Corp.	3.200%	10/1/26	7,590	7,369
FMC Corp.	3.450%	10/1/29	11,277	10,333
FMC Corp.	5.650%	5/18/33	6,300	6,228
FMC Corp.	4.500%	10/1/49	4,000	3,056
FMC Corp.	6.375%	5/18/53	5,760	5,673
Freeport-McMoRan Inc.	5.000%	9/1/27	4,800	4,801
Freeport-McMoRan Inc.	4.125%	3/1/28	7,300	7,093
Freeport-McMoRan Inc.	4.375%	8/1/28	5,300	5,153
Freeport-McMoRan Inc.	5.250%	9/1/29	1,900	1,900
Freeport-McMoRan Inc.	4.250%	3/1/30	4,400	4,189
Freeport-McMoRan Inc.	4.625%	8/1/30	7,500	7,266
Freeport-McMoRan Inc.	5.400%	11/14/34	9,000	8,894
Freeport-McMoRan Inc.	5.450%	3/15/43	19,740	18,417
Georgia-Pacific LLC	7.750%	11/15/29	1,750	1,964
Georgia-Pacific LLC	8.875%	5/15/31	4,460	5,398
Huntsman International LLC	4.500%	5/1/29	6,479	6,178
Huntsman International LLC	2.950%	6/15/31	12,800	10,656
International Flavors & Fragrances Inc.	4.450%	9/26/28	4,050	3,963
International Flavors & Fragrances Inc.	4.375%	6/1/47	4,300	3,357
International Flavors & Fragrances Inc.	5.000%	9/26/48	10,700	9,160
International Paper Co.	5.000%	9/15/35	4,094	3,997
International Paper Co.	7.300%	11/15/39	5,000	5,685
International Paper Co.	6.000%	11/15/41	13,732	13,984
International Paper Co.	4.800%	6/15/44	12,043	10,585
International Paper Co.	4.400%	8/15/47	2,800	2,286
International Paper Co.	4.350%	8/15/48	8,300	6,686
Kinross Gold Corp.	4.500%	7/15/27	467	462
Kinross Gold Corp.	6.250%	7/15/33	5,000	5,186
99

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Linde Inc.	3.200%	1/30/26	5,000	4,932
	Linde Inc.	1.100%	8/10/30	5,700	4,709
	Linde Inc.	3.550%	11/7/42	3,800	2,994
	Linde Inc.	2.000%	8/10/50	10,500	5,464
	Lubrizol Corp.	6.500%	10/1/34	420	462
	LYB International Finance BV	5.250%	7/15/43	9,574	8,673
	LYB International Finance BV	4.875%	3/15/44	9,500	8,133
	LYB International Finance III LLC	2.250%	10/1/30	5,100	4,348
	LYB International Finance III LLC	5.625%	5/15/33	5,607	5,660
	LYB International Finance III LLC	5.500%	3/1/34	15,000	14,723
	LYB International Finance III LLC	3.375%	10/1/40	6,400	4,673
	LYB International Finance III LLC	4.200%	10/15/49	8,960	6,742
	LYB International Finance III LLC	4.200%	5/1/50	11,060	8,241
	LYB International Finance III LLC	3.625%	4/1/51	17,913	12,002
	LYB International Finance III LLC	3.800%	10/1/60	4,650	3,069
	LyondellBasell Industries NV	4.625%	2/26/55	10,050	7,897
	Martin Marietta Materials Inc.	3.450%	6/1/27	3,225	3,122
	Martin Marietta Materials Inc.	3.500%	12/15/27	3,707	3,580
[2]	Martin Marietta Materials Inc.	2.500%	3/15/30	4,200	3,718
	Martin Marietta Materials Inc.	2.400%	7/15/31	16,000	13,606
	Martin Marietta Materials Inc.	5.150%	12/1/34	2,700	2,653
	Martin Marietta Materials Inc.	4.250%	12/15/47	7,950	6,384
	Martin Marietta Materials Inc.	3.200%	7/15/51	10,270	6,651
	Martin Marietta Materials Inc.	5.500%	12/1/54	10,425	9,831
	Mosaic Co.	4.050%	11/15/27	3,260	3,192
	Mosaic Co.	5.375%	11/15/28	4,400	4,450
	Mosaic Co.	5.450%	11/15/33	5,305	5,246
	Mosaic Co.	4.875%	11/15/41	4,945	4,321
	Mosaic Co.	5.625%	11/15/43	6,400	6,047
	NewMarket Corp.	2.700%	3/18/31	5,000	4,249
	Newmont Corp.	5.300%	3/15/26	11,465	11,535
	Newmont Corp.	2.800%	10/1/29	15,830	14,442
	Newmont Corp.	2.250%	10/1/30	11,300	9,745
	Newmont Corp.	2.600%	7/15/32	13,600	11,551
	Newmont Corp.	5.350%	3/15/34	13,360	13,295
[2]	Newmont Corp.	5.875%	4/1/35	1,080	1,109
	Newmont Corp.	6.250%	10/1/39	18,056	18,975
	Newmont Corp.	4.875%	3/15/42	12,639	11,515
	Newmont Corp.	5.450%	6/9/44	5,894	5,666
	Newmont Corp.	4.200%	5/13/50	3,600	2,900
	Nucor Corp.	4.300%	5/23/27	2,680	2,658
	Nucor Corp.	3.950%	5/1/28	2,700	2,624
	Nucor Corp.	2.700%	6/1/30	7,200	6,427
	Nucor Corp.	3.125%	4/1/32	6,000	5,258
	Nucor Corp.	6.400%	12/1/37	2,800	3,004
	Nucor Corp.	3.850%	4/1/52	5,000	3,704
	Nucor Corp.	2.979%	12/15/55	16,337	9,684
	Nutrien Ltd.	4.000%	12/15/26	4,800	4,734
	Nutrien Ltd.	5.200%	6/21/27	4,000	4,042
	Nutrien Ltd.	4.900%	3/27/28	17,100	17,094
	Nutrien Ltd.	4.200%	4/1/29	10,000	9,699
	Nutrien Ltd.	2.950%	5/13/30	13,542	12,180
	Nutrien Ltd.	5.400%	6/21/34	6,900	6,857
	Nutrien Ltd.	4.125%	3/15/35	5,525	4,894
	Nutrien Ltd.	5.625%	12/1/40	4,875	4,727
	Nutrien Ltd.	4.900%	6/1/43	9,310	8,233
	Nutrien Ltd.	5.250%	1/15/45	14,308	13,112
	Nutrien Ltd.	5.000%	4/1/49	13,246	11,699
	Nutrien Ltd.	3.950%	5/13/50	11,000	8,195
	Nutrien Ltd.	5.800%	3/27/53	10,641	10,451
	Packaging Corp. of America	3.400%	12/15/27	3,700	3,565
	Packaging Corp. of America	3.000%	12/15/29	12,703	11,576
	Packaging Corp. of America	5.700%	12/1/33	3,500	3,574
	Packaging Corp. of America	4.050%	12/15/49	2,900	2,214
	Packaging Corp. of America	3.050%	10/1/51	7,400	4,749
	PPG Industries Inc.	1.200%	3/15/26	7,500	7,182
	PPG Industries Inc.	3.750%	3/15/28	8,000	7,733
	PPG Industries Inc.	2.550%	6/15/30	5,000	4,416
	Reliance Inc.	2.150%	8/15/30	10,511	8,967
	Rio Tinto Alcan Inc.	6.125%	12/15/33	8,729	9,205
100

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Rio Tinto Alcan Inc.	5.750%	6/1/35	5,935	6,093
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	1,340	1,438
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	5,485	5,286
	Rio Tinto Finance USA Ltd.	2.750%	11/2/51	18,225	11,104
	Rio Tinto Finance USA plc	5.000%	3/9/33	20,400	20,377
	Rio Tinto Finance USA plc	4.750%	3/22/42	6,740	6,112
	Rio Tinto Finance USA plc	4.125%	8/21/42	8,500	7,084
	Rio Tinto Finance USA plc	5.125%	3/9/53	22,535	20,776
	Rohm & Haas Co.	7.850%	7/15/29	2,637	2,903
	RPM International Inc.	3.750%	3/15/27	5,890	5,758
	RPM International Inc.	4.550%	3/1/29	2,575	2,527
	RPM International Inc.	2.950%	1/15/32	3,300	2,838
	RPM International Inc.	5.250%	6/1/45	3,892	3,617
	RPM International Inc.	4.250%	1/15/48	3,405	2,819
	Sherwin-Williams Co.	3.450%	6/1/27	26,435	25,704
[2]	Sherwin-Williams Co.	4.550%	3/1/28	4,500	4,467
	Sherwin-Williams Co.	2.950%	8/15/29	22,000	20,187
	Sherwin-Williams Co.	4.800%	9/1/31	2,000	1,972
	Sherwin-Williams Co.	2.200%	3/15/32	5,350	4,428
	Sherwin-Williams Co.	4.000%	12/15/42	1,000	790
	Sherwin-Williams Co.	4.500%	6/1/47	15,367	12,893
	Sherwin-Williams Co.	3.800%	8/15/49	5,138	3,762
	Sherwin-Williams Co.	2.900%	3/15/52	5,250	3,190
[7]	Smurfit Kappa Treasury ULC	5.200%	1/15/30	8,577	8,604
[7]	Smurfit Kappa Treasury ULC	5.438%	4/3/34	11,430	11,423
[7]	Smurfit Kappa Treasury ULC	5.777%	4/3/54	15,977	15,884
[7]	Smurfit Westrock Financing DAC	5.418%	1/15/35	6,250	6,215
	Sonoco Products Co.	4.450%	9/1/26	3,250	3,227
	Sonoco Products Co.	2.250%	2/1/27	8,500	8,040
	Sonoco Products Co.	4.600%	9/1/29	23,750	23,138
	Sonoco Products Co.	3.125%	5/1/30	6,675	6,007
	Sonoco Products Co.	5.000%	9/1/34	8,050	7,632
	Sonoco Products Co.	5.750%	11/1/40	3,021	2,960
	Southern Copper Corp.	7.500%	7/27/35	9,725	11,035
	Southern Copper Corp.	6.750%	4/16/40	12,550	13,429
	Southern Copper Corp.	5.250%	11/8/42	19,245	17,380
	Southern Copper Corp.	5.875%	4/23/45	15,512	15,115
	Steel Dynamics Inc.	5.000%	12/15/26	2,882	2,885
	Steel Dynamics Inc.	1.650%	10/15/27	3,200	2,944
	Steel Dynamics Inc.	3.450%	4/15/30	16,595	15,365
	Steel Dynamics Inc.	3.250%	1/15/31	4,115	3,710
	Steel Dynamics Inc.	5.375%	8/15/34	3,440	3,413
	Steel Dynamics Inc.	3.250%	10/15/50	4,513	2,959
	Suzano Austria GmbH	2.500%	9/15/28	500	446
	Suzano Austria GmbH	6.000%	1/15/29	22,350	22,414
	Suzano Austria GmbH	5.000%	1/15/30	7,450	7,125
	Suzano Austria GmbH	3.750%	1/15/31	13,400	11,827
[2]	Suzano Austria GmbH	3.125%	1/15/32	15,950	13,201
	Suzano International Finance BV	5.500%	1/17/27	7,435	7,443
	Vale Overseas Ltd.	3.750%	7/8/30	27,100	24,766
	Vale Overseas Ltd.	6.125%	6/12/33	13,050	13,154
	Vale Overseas Ltd.	8.250%	1/17/34	500	585
	Vale Overseas Ltd.	6.875%	11/21/36	17,269	18,362
	Vale Overseas Ltd.	6.875%	11/10/39	17,215	18,190
	Vale Overseas Ltd.	6.400%	6/28/54	7,100	6,946
	Vale SA	5.625%	9/11/42	9,097	8,678
	Vulcan Materials Co.	3.900%	4/1/27	2,689	2,643
	Vulcan Materials Co.	4.950%	12/1/29	3,605	3,592
	Vulcan Materials Co.	3.500%	6/1/30	5,454	5,056
	Vulcan Materials Co.	5.350%	12/1/34	6,750	6,733
	Vulcan Materials Co.	4.500%	6/15/47	9,737	8,098
	Vulcan Materials Co.	4.700%	3/1/48	5,100	4,389
	Vulcan Materials Co.	5.700%	12/1/54	10,090	9,810
	Westlake Corp.	3.600%	8/15/26	7,804	7,647
	Westlake Corp.	3.375%	6/15/30	3,000	2,747
	Westlake Corp.	2.875%	8/15/41	3,600	2,407
	Westlake Corp.	5.000%	8/15/46	13,510	11,729
	Westlake Corp.	4.375%	11/15/47	975	767
	Westlake Corp.	3.125%	8/15/51	6,300	3,906
	Westlake Corp.	3.375%	8/15/61	4,700	2,812
101

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
WestRock MWV LLC	8.200%	1/15/30	4,304	4,881
WestRock MWV LLC	7.950%	2/15/31	3,000	3,374
WRKCo Inc.	3.375%	9/15/27	9,950	9,577
WRKCo Inc.	4.000%	3/15/28	5,375	5,209
WRKCo Inc.	3.900%	6/1/28	2,300	2,218
WRKCo Inc.	4.900%	3/15/29	17,990	17,874
WRKCo Inc.	4.200%	6/1/32	4,550	4,243
WRKCo Inc.	3.000%	6/15/33	6,000	5,034
Yamana Gold Inc.	2.630%	8/15/31	4,611	3,877
				2,203,620
Real Estate (0.9%)
Agree LP	2.000%	6/15/28	7,475	6,769
Agree LP	4.800%	10/1/32	2,700	2,584
Agree LP	2.600%	6/15/33	3,650	2,934
Agree LP	5.625%	6/15/34	4,731	4,746
Alexandria Real Estate Equities Inc.	4.300%	1/15/26	3,289	3,270
Alexandria Real Estate Equities Inc.	3.800%	4/15/26	7,982	7,878
Alexandria Real Estate Equities Inc.	3.950%	1/15/28	4,030	3,916
Alexandria Real Estate Equities Inc.	4.500%	7/30/29	2,375	2,321
Alexandria Real Estate Equities Inc.	2.750%	12/15/29	1,046	936
Alexandria Real Estate Equities Inc.	4.700%	7/1/30	6,725	6,558
Alexandria Real Estate Equities Inc.	4.900%	12/15/30	6,213	6,115
Alexandria Real Estate Equities Inc.	3.375%	8/15/31	13,500	12,086
Alexandria Real Estate Equities Inc.	2.000%	5/18/32	5,900	4,701
Alexandria Real Estate Equities Inc.	1.875%	2/1/33	24,555	18,916
Alexandria Real Estate Equities Inc.	4.750%	4/15/35	3,400	3,191
Alexandria Real Estate Equities Inc.	5.250%	5/15/36	4,500	4,361
Alexandria Real Estate Equities Inc.	4.850%	4/15/49	2,525	2,165
Alexandria Real Estate Equities Inc.	4.000%	2/1/50	8,311	6,175
Alexandria Real Estate Equities Inc.	3.000%	5/18/51	7,000	4,279
Alexandria Real Estate Equities Inc.	3.550%	3/15/52	19,000	12,898
Alexandria Real Estate Equities Inc.	5.150%	4/15/53	3,615	3,214
Alexandria Real Estate Equities Inc.	5.625%	5/15/54	6,755	6,445
American Assets Trust LP	3.375%	2/1/31	4,996	4,351
American Assets Trust LP	6.150%	10/1/34	6,000	5,968
American Homes 4 Rent LP	4.250%	2/15/28	2,015	1,967
American Homes 4 Rent LP	4.900%	2/15/29	6,193	6,142
American Homes 4 Rent LP	3.625%	4/15/32	12,219	10,914
American Homes 4 Rent LP	5.500%	2/1/34	6,720	6,688
American Homes 4 Rent LP	5.500%	7/15/34	5,797	5,746
American Homes 4 Rent LP	5.250%	3/15/35	6,000	5,837
American Homes 4 Rent LP	3.375%	7/15/51	3,000	1,975
American Tower Corp.	4.400%	2/15/26	5,000	4,973
American Tower Corp.	1.600%	4/15/26	7,300	7,012
American Tower Corp.	1.450%	9/15/26	6,000	5,670
American Tower Corp.	3.375%	10/15/26	18,670	18,233
American Tower Corp.	3.125%	1/15/27	20,295	19,631
American Tower Corp.	3.650%	3/15/27	6,000	5,855
American Tower Corp.	3.550%	7/15/27	7,860	7,614
American Tower Corp.	3.600%	1/15/28	2,219	2,132
American Tower Corp.	1.500%	1/31/28	8,680	7,828
American Tower Corp.	5.250%	7/15/28	4,000	4,027
American Tower Corp.	5.800%	11/15/28	8,416	8,631
American Tower Corp.	5.200%	2/15/29	10,000	10,055
American Tower Corp.	3.950%	3/15/29	9,750	9,339
American Tower Corp.	3.800%	8/15/29	13,110	12,412
American Tower Corp.	2.900%	1/15/30	8,090	7,281
American Tower Corp.	5.000%	1/31/30	3,230	3,210
American Tower Corp.	2.100%	6/15/30	7,000	5,992
American Tower Corp.	1.875%	10/15/30	7,500	6,270
American Tower Corp.	2.300%	9/15/31	7,000	5,813
American Tower Corp.	4.050%	3/15/32	6,000	5,559
American Tower Corp.	5.650%	3/15/33	4,250	4,305
American Tower Corp.	5.550%	7/15/33	23,450	23,596
American Tower Corp.	5.900%	11/15/33	4,000	4,118
American Tower Corp.	5.450%	2/15/34	2,416	2,414
American Tower Corp.	5.400%	1/31/35	24,005	23,742
American Tower Corp.	3.700%	10/15/49	5,582	4,017
American Tower Corp.	3.100%	6/15/50	10,821	6,938
102

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	American Tower Corp.	2.950%	1/15/51	9,892	6,119
	Americold Realty Operating Partnership LP	5.409%	9/12/34	3,330	3,186
[2]	AvalonBay Communities Inc.	2.950%	5/11/26	10,330	10,088
[2]	AvalonBay Communities Inc.	2.900%	10/15/26	4,750	4,608
[2]	AvalonBay Communities Inc.	3.350%	5/15/27	7,500	7,273
[2]	AvalonBay Communities Inc.	3.200%	1/15/28	4,175	3,993
	AvalonBay Communities Inc.	1.900%	12/1/28	2,000	1,788
[2]	AvalonBay Communities Inc.	2.300%	3/1/30	11,600	10,195
[2]	AvalonBay Communities Inc.	2.450%	1/15/31	2,360	2,044
	AvalonBay Communities Inc.	2.050%	1/15/32	20,000	16,555
	AvalonBay Communities Inc.	5.000%	2/15/33	6,500	6,399
	AvalonBay Communities Inc.	5.300%	12/7/33	5,000	5,005
	AvalonBay Communities Inc.	5.350%	6/1/34	4,600	4,620
[2]	AvalonBay Communities Inc.	3.900%	10/15/46	2,970	2,304
[2]	AvalonBay Communities Inc.	4.150%	7/1/47	1,000	795
	Boston Properties LP	3.650%	2/1/26	7,250	7,145
	Boston Properties LP	2.750%	10/1/26	17,059	16,434
	Boston Properties LP	6.750%	12/1/27	19,000	19,823
	Boston Properties LP	4.500%	12/1/28	4,700	4,574
	Boston Properties LP	3.400%	6/21/29	5,940	5,452
	Boston Properties LP	2.900%	3/15/30	10,914	9,646
	Boston Properties LP	3.250%	1/30/31	13,430	11,807
	Boston Properties LP	2.450%	10/1/33	11,449	8,827
	Boston Properties LP	6.500%	1/15/34	2,920	3,059
	Boston Properties LP	5.750%	1/15/35	10,000	9,808
	Brixmor Operating Partnership LP	4.125%	6/15/26	15,188	15,035
	Brixmor Operating Partnership LP	3.900%	3/15/27	7,225	7,072
	Brixmor Operating Partnership LP	2.250%	4/1/28	3,394	3,102
	Brixmor Operating Partnership LP	4.125%	5/15/29	8,400	8,054
	Brixmor Operating Partnership LP	4.050%	7/1/30	18,093	17,094
	Brixmor Operating Partnership LP	2.500%	8/16/31	5,000	4,199
	Brixmor Operating Partnership LP	5.500%	2/15/34	5,457	5,407
	Brixmor Operating Partnership LP	5.750%	2/15/35	4,550	4,589
	Broadstone Net Lease LLC	2.600%	9/15/31	2,425	2,005
	Camden Property Trust	4.100%	10/15/28	5,475	5,322
	Camden Property Trust	3.150%	7/1/29	10,165	9,446
	Camden Property Trust	2.800%	5/15/30	27,145	24,347
	Camden Property Trust	3.350%	11/1/49	1,550	1,065
	CBRE Services Inc.	4.875%	3/1/26	8,208	8,201
	CBRE Services Inc.	5.500%	4/1/29	14,075	14,305
	CBRE Services Inc.	2.500%	4/1/31	5,000	4,258
	CBRE Services Inc.	5.950%	8/15/34	9,000	9,292
	COPT Defense Properties LP	2.250%	3/15/26	1,500	1,451
	COPT Defense Properties LP	2.000%	1/15/29	4,400	3,871
	COPT Defense Properties LP	2.750%	4/15/31	5,100	4,351
	COPT Defense Properties LP	2.900%	12/1/33	10,650	8,557
	Cousins Properties LP	5.375%	2/15/32	5,010	4,923
	Cousins Properties LP	5.875%	10/1/34	5,700	5,708
	Crown Castle Inc.	4.450%	2/15/26	12,670	12,623
	Crown Castle Inc.	3.700%	6/15/26	19,130	18,818
	Crown Castle Inc.	1.050%	7/15/26	10,000	9,444
	Crown Castle Inc.	2.900%	3/15/27	3,060	2,939
	Crown Castle Inc.	3.650%	9/1/27	10,000	9,692
	Crown Castle Inc.	5.000%	1/11/28	1,780	1,778
	Crown Castle Inc.	3.800%	2/15/28	23,200	22,331
	Crown Castle Inc.	4.800%	9/1/28	7,000	6,921
	Crown Castle Inc.	4.300%	2/15/29	4,827	4,671
	Crown Castle Inc.	4.900%	9/1/29	23,500	23,244
	Crown Castle Inc.	3.100%	11/15/29	5,175	4,709
	Crown Castle Inc.	3.300%	7/1/30	12,780	11,612
	Crown Castle Inc.	2.250%	1/15/31	12,591	10,574
	Crown Castle Inc.	2.100%	4/1/31	12,000	9,929
	Crown Castle Inc.	2.500%	7/15/31	8,000	6,736
	Crown Castle Inc.	5.100%	5/1/33	15,460	15,070
	Crown Castle Inc.	5.200%	9/1/34	28,230	27,517
	Crown Castle Inc.	2.900%	4/1/41	14,200	9,886
	Crown Castle Inc.	5.200%	2/15/49	7,750	6,889
	Crown Castle Inc.	4.150%	7/1/50	4,671	3,578
	Crown Castle Inc.	3.250%	1/15/51	5,200	3,382
	CubeSmart LP	3.125%	9/1/26	5,425	5,273
103

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
CubeSmart LP	2.250%	12/15/28	7,100	6,385
CubeSmart LP	4.375%	2/15/29	4,925	4,782
CubeSmart LP	3.000%	2/15/30	1,850	1,665
CubeSmart LP	2.000%	2/15/31	600	498
CubeSmart LP	2.500%	2/15/32	10,330	8,634
Digital Realty Trust LP	3.700%	8/15/27	5,350	5,207
Digital Realty Trust LP	5.550%	1/15/28	4,100	4,162
Digital Realty Trust LP	4.450%	7/15/28	8,283	8,130
Digital Realty Trust LP	3.600%	7/1/29	18,375	17,355
DOC DR LLC	4.300%	3/15/27	12,645	12,493
DOC DR LLC	3.950%	1/15/28	3,000	2,911
DOC DR LLC	2.625%	11/1/31	10,000	8,457
EPR Properties	4.500%	6/1/27	5,070	4,984
EPR Properties	4.950%	4/15/28	6,000	5,897
EPR Properties	3.750%	8/15/29	3,432	3,177
EPR Properties	3.600%	11/15/31	2,000	1,749
Equinix Europe 2 Financing Corp. LLC	5.500%	6/15/34	3,899	3,914
Equinix Inc.	1.450%	5/15/26	3,000	2,870
Equinix Inc.	2.900%	11/18/26	10,000	9,659
Equinix Inc.	1.800%	7/15/27	13,000	12,082
Equinix Inc.	1.550%	3/15/28	3,000	2,700
Equinix Inc.	2.000%	5/15/28	4,000	3,636
Equinix Inc.	3.200%	11/18/29	24,025	22,082
Equinix Inc.	2.150%	7/15/30	12,000	10,320
Equinix Inc.	2.500%	5/15/31	7,950	6,789
Equinix Inc.	3.900%	4/15/32	9,800	9,025
Equinix Inc.	3.000%	7/15/50	5,500	3,468
Equinix Inc.	2.950%	9/15/51	5,485	3,364
Equinix Inc.	3.400%	2/15/52	9,000	6,112
ERP Operating LP	2.850%	11/1/26	13,030	12,627
ERP Operating LP	3.500%	3/1/28	7,000	6,742
ERP Operating LP	4.150%	12/1/28	8,100	7,915
ERP Operating LP	3.000%	7/1/29	11,195	10,330
ERP Operating LP	2.500%	2/15/30	10,000	8,889
ERP Operating LP	4.650%	9/15/34	11,851	11,227
ERP Operating LP	4.500%	7/1/44	5,400	4,642
ERP Operating LP	4.500%	6/1/45	3,750	3,180
ERP Operating LP	4.000%	8/1/47	3,038	2,353
Essential Properties LP	2.950%	7/15/31	3,900	3,322
Essex Portfolio LP	3.375%	4/15/26	9,915	9,738
Essex Portfolio LP	1.700%	3/1/28	4,000	3,615
Essex Portfolio LP	4.000%	3/1/29	4,965	4,775
Essex Portfolio LP	3.000%	1/15/30	9,630	8,709
Essex Portfolio LP	1.650%	1/15/31	2,500	2,031
Essex Portfolio LP	2.550%	6/15/31	680	577
Essex Portfolio LP	2.650%	3/15/32	7,260	6,118
Essex Portfolio LP	5.500%	4/1/34	2,000	1,999
Essex Portfolio LP	4.500%	3/15/48	6,839	5,643
Essex Portfolio LP	2.650%	9/1/50	5,089	2,902
Extra Space Storage LP	3.500%	7/1/26	9,625	9,450
Extra Space Storage LP	3.875%	12/15/27	1,000	977
Extra Space Storage LP	5.700%	4/1/28	7,630	7,788
Extra Space Storage LP	3.900%	4/1/29	6,230	5,949
Extra Space Storage LP	4.000%	6/15/29	1,950	1,865
Extra Space Storage LP	2.200%	10/15/30	3,207	2,733
Extra Space Storage LP	5.900%	1/15/31	5,600	5,776
Extra Space Storage LP	2.550%	6/1/31	4,250	3,612
Extra Space Storage LP	2.400%	10/15/31	9,000	7,478
Extra Space Storage LP	2.350%	3/15/32	17,822	14,564
Extra Space Storage LP	5.400%	2/1/34	6,600	6,544
Extra Space Storage LP	5.350%	1/15/35	12,873	12,689
Federal Realty OP LP	3.250%	7/15/27	4,725	4,543
Federal Realty OP LP	5.375%	5/1/28	4,400	4,441
Federal Realty OP LP	3.200%	6/15/29	3,761	3,465
Federal Realty OP LP	3.500%	6/1/30	2,000	1,834
Federal Realty OP LP	4.500%	12/1/44	6,600	5,516
GLP Capital LP	5.375%	4/15/26	10,406	10,415
GLP Capital LP	5.750%	6/1/28	4,750	4,790
GLP Capital LP	5.300%	1/15/29	6,225	6,178
GLP Capital LP	4.000%	1/15/30	11,750	10,910
104

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	GLP Capital LP	4.000%	1/15/31	5,000	4,580
	GLP Capital LP	3.250%	1/15/32	10,000	8,583
	GLP Capital LP	6.750%	12/1/33	5,810	6,163
	GLP Capital LP	5.625%	9/15/34	8,000	7,852
	GLP Capital LP	6.250%	9/15/54	9,150	9,072
	Healthcare Realty Holdings LP	3.500%	8/1/26	3,300	3,225
	Healthcare Realty Holdings LP	3.750%	7/1/27	4,475	4,344
	Healthcare Realty Holdings LP	3.100%	2/15/30	3,405	3,054
	Healthcare Realty Holdings LP	2.000%	3/15/31	13,900	11,367
	Healthpeak OP LLC	3.250%	7/15/26	5,000	4,888
	Healthpeak OP LLC	3.500%	7/15/29	12,729	11,919
	Healthpeak OP LLC	3.000%	1/15/30	10,300	9,333
	Healthpeak OP LLC	2.875%	1/15/31	5,000	4,400
	Healthpeak OP LLC	5.250%	12/15/32	10,700	10,615
	Healthpeak OP LLC	6.750%	2/1/41	1,496	1,623
	Highwoods Realty LP	3.875%	3/1/27	13,850	13,477
	Highwoods Realty LP	4.125%	3/15/28	3,000	2,869
	Highwoods Realty LP	3.050%	2/15/30	11,000	9,704
	Highwoods Realty LP	2.600%	2/1/31	11,053	9,208
	Highwoods Realty LP	7.650%	2/1/34	3,260	3,619
[2]	Host Hotels & Resorts LP	3.375%	12/15/29	9,574	8,759
[2]	Host Hotels & Resorts LP	3.500%	9/15/30	17,025	15,412
[2]	Host Hotels & Resorts LP	2.900%	12/15/31	5,000	4,256
	Host Hotels & Resorts LP	5.700%	7/1/34	6,900	6,890
	Host Hotels & Resorts LP	5.500%	4/15/35	7,900	7,732
	Invitation Homes Operating Partnership LP	2.300%	11/15/28	8,780	7,922
	Invitation Homes Operating Partnership LP	5.450%	8/15/30	1,576	1,596
	Invitation Homes Operating Partnership LP	2.000%	8/15/31	3,000	2,435
	Invitation Homes Operating Partnership LP	4.150%	4/15/32	7,000	6,449
	Invitation Homes Operating Partnership LP	5.500%	8/15/33	3,028	3,010
	Invitation Homes Operating Partnership LP	2.700%	1/15/34	8,005	6,381
	Invitation Homes Operating Partnership LP	4.875%	2/1/35	5,309	5,022
	Jones Lang LaSalle Inc.	6.875%	12/1/28	5,000	5,297
	Kilroy Realty LP	4.750%	12/15/28	2,150	2,098
	Kilroy Realty LP	4.250%	8/15/29	2,975	2,802
	Kilroy Realty LP	3.050%	2/15/30	10,025	8,785
	Kilroy Realty LP	2.500%	11/15/32	3,850	2,986
	Kilroy Realty LP	2.650%	11/15/33	11,760	8,990
	Kimco Realty OP LLC	2.800%	10/1/26	1,893	1,833
	Kimco Realty OP LLC	1.900%	3/1/28	16,200	14,798
	Kimco Realty OP LLC	2.700%	10/1/30	4,000	3,547
	Kimco Realty OP LLC	2.250%	12/1/31	3,000	2,487
	Kimco Realty OP LLC	3.200%	4/1/32	7,628	6,696
	Kimco Realty OP LLC	4.600%	2/1/33	9,110	8,674
	Kimco Realty OP LLC	6.400%	3/1/34	7,749	8,240
	Kimco Realty OP LLC	4.850%	3/1/35	11,360	10,798
	Kimco Realty OP LLC	4.250%	4/1/45	325	263
	Kimco Realty OP LLC	4.125%	12/1/46	400	314
	Kimco Realty OP LLC	4.450%	9/1/47	3,480	2,860
	Kimco Realty OP LLC	3.700%	10/1/49	6,021	4,363
	Kite Realty Group LP	4.000%	10/1/26	7,900	7,787
	Kite Realty Group LP	4.950%	12/15/31	7,075	6,872
	Kite Realty Group LP	5.500%	3/1/34	3,821	3,794
	Kite Realty Group Trust	4.750%	9/15/30	3,000	2,931
	LXP Industrial Trust	6.750%	11/15/28	3,300	3,450
	LXP Industrial Trust	2.700%	9/15/30	2,500	2,161
	LXP Industrial Trust	2.375%	10/1/31	6,000	4,873
	Mid-America Apartments LP	1.100%	9/15/26	8,897	8,380
	Mid-America Apartments LP	3.600%	6/1/27	11,338	11,061
	Mid-America Apartments LP	3.950%	3/15/29	6,285	6,053
	Mid-America Apartments LP	2.750%	3/15/30	5,245	4,692
	Mid-America Apartments LP	1.700%	2/15/31	5,000	4,111
	Mid-America Apartments LP	5.300%	2/15/32	4,155	4,174
	Mid-America Apartments LP	5.000%	3/15/34	3,500	3,403
	Mid-America Apartments LP	4.950%	3/1/35	3,185	3,068
	Mid-America Apartments LP	2.875%	9/15/51	2,400	1,475
	National Health Investors Inc.	3.000%	2/1/31	8,500	7,297
	NNN REIT Inc.	3.600%	12/15/26	2,475	2,422
	NNN REIT Inc.	3.500%	10/15/27	1,050	1,015
	NNN REIT Inc.	4.300%	10/15/28	4,437	4,330
105

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
NNN REIT Inc.	2.500%	4/15/30	8,375	7,332
NNN REIT Inc.	5.600%	10/15/33	5,500	5,542
NNN REIT Inc.	5.500%	6/15/34	5,800	5,781
NNN REIT Inc.	4.800%	10/15/48	2,275	1,917
NNN REIT Inc.	3.100%	4/15/50	8,748	5,519
NNN REIT Inc.	3.500%	4/15/51	7,200	4,871
NNN REIT Inc.	3.000%	4/15/52	5,000	3,040
Omega Healthcare Investors Inc.	5.250%	1/15/26	5,250	5,258
Omega Healthcare Investors Inc.	4.500%	4/1/27	8,445	8,339
Omega Healthcare Investors Inc.	4.750%	1/15/28	3,984	3,930
Omega Healthcare Investors Inc.	3.625%	10/1/29	7,173	6,618
Omega Healthcare Investors Inc.	3.375%	2/1/31	22,979	20,383
Omega Healthcare Investors Inc.	3.250%	4/15/33	4,500	3,760
Phillips Edison Grocery Center Operating Partnership I LP	2.625%	11/15/31	7,500	6,273
Piedmont Operating Partnership LP	9.250%	7/20/28	5,138	5,647
Piedmont Operating Partnership LP	6.875%	7/15/29	4,600	4,728
Piedmont Operating Partnership LP	3.150%	8/15/30	4,637	3,977
Piedmont Operating Partnership LP	2.750%	4/1/32	3,000	2,388
Prologis LP	3.250%	6/30/26	4,050	3,977
Prologis LP	3.250%	10/1/26	3,825	3,744
Prologis LP	2.125%	4/15/27	8,100	7,672
Prologis LP	3.375%	12/15/27	2,485	2,404
Prologis LP	4.875%	6/15/28	8,895	8,917
Prologis LP	3.875%	9/15/28	2,500	2,419
Prologis LP	4.000%	9/15/28	2,025	1,970
Prologis LP	4.375%	2/1/29	4,000	3,932
Prologis LP	2.875%	11/15/29	1,000	915
Prologis LP	2.250%	4/15/30	14,009	12,249
Prologis LP	1.750%	7/1/30	9,000	7,590
Prologis LP	1.250%	10/15/30	8,000	6,550
Prologis LP	1.750%	2/1/31	2,000	1,658
Prologis LP	1.625%	3/15/31	8,377	6,832
Prologis LP	2.250%	1/15/32	6,750	5,616
Prologis LP	4.750%	6/15/33	16,700	16,140
Prologis LP	5.125%	1/15/34	3,797	3,740
Prologis LP	5.000%	3/15/34	19,628	19,156
Prologis LP	5.000%	1/31/35	8,011	7,802
Prologis LP	4.375%	9/15/48	3,500	2,891
Prologis LP	3.050%	3/1/50	4,800	3,103
Prologis LP	3.000%	4/15/50	8,089	5,176
Prologis LP	2.125%	10/15/50	11,618	6,088
Prologis LP	5.250%	6/15/53	10,200	9,510
Prologis LP	5.250%	3/15/54	5,000	4,667
Public Storage Operating Co.	0.875%	2/15/26	2,600	2,494
Public Storage Operating Co.	1.500%	11/9/26	2,000	1,892
Public Storage Operating Co.	3.094%	9/15/27	6,600	6,347
Public Storage Operating Co.	1.850%	5/1/28	7,000	6,383
Public Storage Operating Co.	1.950%	11/9/28	6,222	5,598
Public Storage Operating Co.	5.125%	1/15/29	5,500	5,564
Public Storage Operating Co.	3.385%	5/1/29	5,855	5,526
Public Storage Operating Co.	2.300%	5/1/31	8,700	7,434
Public Storage Operating Co.	2.250%	11/9/31	5,000	4,179
Public Storage Operating Co.	5.100%	8/1/33	9,675	9,607
Public Storage Operating Co.	5.350%	8/1/53	9,860	9,376
Rayonier LP	2.750%	5/17/31	2,000	1,692
Realty Income Corp.	0.750%	3/15/26	3,811	3,635
Realty Income Corp.	4.875%	6/1/26	2,925	2,932
Realty Income Corp.	4.125%	10/15/26	10,420	10,319
Realty Income Corp.	3.000%	1/15/27	5,200	5,028
Realty Income Corp.	3.200%	1/15/27	445	431
Realty Income Corp.	3.950%	8/15/27	4,350	4,279
Realty Income Corp.	3.400%	1/15/28	6,000	5,754
Realty Income Corp.	3.650%	1/15/28	7,725	7,460
Realty Income Corp.	2.100%	3/15/28	5,000	4,595
Realty Income Corp.	2.200%	6/15/28	3,945	3,607
Realty Income Corp.	4.750%	2/15/29	9,960	9,885
Realty Income Corp.	3.250%	6/15/29	4,053	3,780
Realty Income Corp.	4.000%	7/15/29	2,650	2,550
Realty Income Corp.	3.100%	12/15/29	16,600	15,236
Realty Income Corp.	3.400%	1/15/30	6,000	5,576
106

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Realty Income Corp.	3.250%	1/15/31	15,696	14,160
	Realty Income Corp.	3.200%	2/15/31	6,547	5,877
	Realty Income Corp.	2.700%	2/15/32	4,050	3,435
	Realty Income Corp.	5.625%	10/13/32	1,150	1,175
	Realty Income Corp.	2.850%	12/15/32	7,000	5,907
	Realty Income Corp.	1.800%	3/15/33	13,000	9,949
	Realty Income Corp.	4.900%	7/15/33	2,500	2,422
	Realty Income Corp.	5.125%	2/15/34	13,170	12,907
	Realty Income Corp.	4.650%	3/15/47	7,155	6,157
	Realty Income Corp.	5.375%	9/1/54	5,050	4,788
	Regency Centers LP	3.600%	2/1/27	2,010	1,962
	Regency Centers LP	4.125%	3/15/28	1,375	1,340
	Regency Centers LP	2.950%	9/15/29	3,977	3,644
	Regency Centers LP	3.700%	6/15/30	5,000	4,669
	Regency Centers LP	5.250%	1/15/34	11,990	11,824
	Regency Centers LP	5.100%	1/15/35	4,630	4,513
	Regency Centers LP	4.400%	2/1/47	5,650	4,648
	Regency Centers LP	4.650%	3/15/49	4,225	3,568
	Rexford Industrial Realty LP	5.000%	6/15/28	2,600	2,589
	Rexford Industrial Realty LP	2.125%	12/1/30	3,000	2,510
	Rexford Industrial Realty LP	2.150%	9/1/31	6,000	4,880
	Sabra Health Care LP	5.125%	8/15/26	12,500	12,500
	Sabra Health Care LP	3.900%	10/15/29	8,975	8,389
	Sabra Health Care LP	3.200%	12/1/31	3,500	3,003
	Safehold GL Holdings LLC	2.800%	6/15/31	2,000	1,708
	Safehold GL Holdings LLC	2.850%	1/15/32	9,800	8,237
	Safehold GL Holdings LLC	6.100%	4/1/34	1,200	1,221
	Safehold GL Holdings LLC	5.650%	1/15/35	5,328	5,194
	Simon Property Group LP	3.300%	1/15/26	5,941	5,858
	Simon Property Group LP	3.250%	11/30/26	10,986	10,715
	Simon Property Group LP	1.375%	1/15/27	2,500	2,343
	Simon Property Group LP	3.375%	6/15/27	17,557	17,065
	Simon Property Group LP	3.375%	12/1/27	4,700	4,547
	Simon Property Group LP	1.750%	2/1/28	10,250	9,378
	Simon Property Group LP	2.450%	9/13/29	22,561	20,274
	Simon Property Group LP	2.650%	7/15/30	11,500	10,229
	Simon Property Group LP	2.200%	2/1/31	6,800	5,784
	Simon Property Group LP	2.250%	1/15/32	8,435	6,998
	Simon Property Group LP	2.650%	2/1/32	7,500	6,382
	Simon Property Group LP	6.250%	1/15/34	5,500	5,836
	Simon Property Group LP	4.750%	9/26/34	16,435	15,576
	Simon Property Group LP	6.750%	2/1/40	9,000	9,922
	Simon Property Group LP	4.750%	3/15/42	1,448	1,295
	Simon Property Group LP	4.250%	10/1/44	2,613	2,151
	Simon Property Group LP	4.250%	11/30/46	4,700	3,835
	Simon Property Group LP	3.250%	9/13/49	14,333	9,596
	Simon Property Group LP	3.800%	7/15/50	15,450	11,373
	Simon Property Group LP	5.850%	3/8/53	7,333	7,382
	Simon Property Group LP	6.650%	1/15/54	5,500	6,106
	Store Capital LLC	4.500%	3/15/28	2,195	2,128
	Store Capital LLC	4.625%	3/15/29	10,500	10,104
	Store Capital LLC	2.750%	11/18/30	1,500	1,292
	Sun Communities Operating LP	5.500%	1/15/29	7,300	7,344
	Sun Communities Operating LP	4.200%	4/15/32	20,574	18,761
	Sun Communities Operating LP	5.700%	1/15/33	3,100	3,083
	Tanger Properties LP	3.125%	9/1/26	4,710	4,565
	Tanger Properties LP	3.875%	7/15/27	2,600	2,522
	Tanger Properties LP	2.750%	9/1/31	5,000	4,218
[2]	UDR Inc.	2.950%	9/1/26	7,465	7,236
[2]	UDR Inc.	3.500%	7/1/27	5,250	5,085
[2]	UDR Inc.	3.500%	1/15/28	5,075	4,853
	UDR Inc.	3.000%	8/15/31	3,500	3,072
[2]	UDR Inc.	2.100%	8/1/32	1,500	1,191
[2]	UDR Inc.	1.900%	3/15/33	9,940	7,635
[2]	UDR Inc.	2.100%	6/15/33	3,950	3,041
	UDR Inc.	5.125%	9/1/34	2,550	2,468
	UDR Inc.	3.100%	11/1/34	3,335	2,711
	Ventas Realty LP	4.125%	1/15/26	1,825	1,811
	Ventas Realty LP	3.250%	10/15/26	9,075	8,829
	Ventas Realty LP	3.850%	4/1/27	2,075	2,027
107

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Ventas Realty LP	4.000%	3/1/28	12,985	12,636
Ventas Realty LP	3.000%	1/15/30	3,865	3,484
Ventas Realty LP	4.750%	11/15/30	765	748
Ventas Realty LP	5.625%	7/1/34	6,511	6,546
Ventas Realty LP	5.000%	1/15/35	9,547	9,119
Ventas Realty LP	5.700%	9/30/43	1,000	969
Ventas Realty LP	4.375%	2/1/45	9,262	7,547
Ventas Realty LP	4.875%	4/15/49	1,200	1,031
VICI Properties LP	4.750%	2/15/28	13,300	13,195
VICI Properties LP	4.950%	2/15/30	10,000	9,788
VICI Properties LP	5.125%	11/15/31	11,900	11,627
VICI Properties LP	5.125%	5/15/32	11,100	10,780
VICI Properties LP	5.750%	4/1/34	12,500	12,585
VICI Properties LP	5.625%	5/15/52	12,000	11,110
VICI Properties LP	6.125%	4/1/54	6,800	6,727
Welltower OP LLC	4.250%	4/1/26	16,567	16,488
Welltower OP LLC	2.700%	2/15/27	9,262	8,902
Welltower OP LLC	4.250%	4/15/28	1,525	1,493
Welltower OP LLC	2.050%	1/15/29	2,933	2,622
Welltower OP LLC	4.125%	3/15/29	12,145	11,756
Welltower OP LLC	3.100%	1/15/30	13,731	12,502
Welltower OP LLC	2.750%	1/15/31	16,750	14,607
Welltower OP LLC	2.800%	6/1/31	4,800	4,175
Welltower OP LLC	2.750%	1/15/32	12,175	10,361
Welltower OP LLC	3.850%	6/15/32	4,200	3,843
Welltower OP LLC	6.500%	3/15/41	2,000	2,140
Welltower OP LLC	5.125%	3/15/43	950	871
Welltower OP LLC	4.950%	9/1/48	4,450	3,987
Weyerhaeuser Co.	4.750%	5/15/26	3,041	3,040
Weyerhaeuser Co.	4.000%	11/15/29	11,200	10,684
Weyerhaeuser Co.	4.000%	4/15/30	8,000	7,577
Weyerhaeuser Co.	7.375%	3/15/32	2,427	2,703
Weyerhaeuser Co.	3.375%	3/9/33	9,548	8,293
Weyerhaeuser Co.	4.000%	3/9/52	4,703	3,532
WP Carey Inc.	4.250%	10/1/26	2,350	2,325
WP Carey Inc.	3.850%	7/15/29	2,200	2,093
WP Carey Inc.	2.250%	4/1/33	13,242	10,436
				2,933,126
Technology (2.2%)
Accenture Capital Inc.	3.900%	10/4/27	12,700	12,513
Accenture Capital Inc.	4.050%	10/4/29	13,000	12,617
Accenture Capital Inc.	4.250%	10/4/31	13,100	12,590
Accenture Capital Inc.	4.500%	10/4/34	9,750	9,262
Adobe Inc.	2.150%	2/1/27	10,800	10,303
Adobe Inc.	4.850%	4/4/27	4,220	4,248
Adobe Inc.	2.300%	2/1/30	13,150	11,694
Adobe Inc.	4.950%	4/4/34	10,000	9,906
Advanced Micro Devices Inc.	3.924%	6/1/32	4,750	4,410
Amdocs Ltd.	2.538%	6/15/30	6,100	5,302
Analog Devices Inc.	3.500%	12/5/26	5,965	5,856
Analog Devices Inc.	3.450%	6/15/27	5,625	5,481
Analog Devices Inc.	1.700%	10/1/28	8,000	7,176
Analog Devices Inc.	2.100%	10/1/31	10,000	8,376
Analog Devices Inc.	2.800%	10/1/41	23,000	16,187
Analog Devices Inc.	2.950%	10/1/51	12,000	7,606
Apple Inc.	0.700%	2/8/26	21,300	20,464
Apple Inc.	3.250%	2/23/26	63,501	62,697
Apple Inc.	2.450%	8/4/26	24,982	24,240
Apple Inc.	2.050%	9/11/26	60,086	57,818
Apple Inc.	3.350%	2/9/27	18,601	18,219
Apple Inc.	3.200%	5/11/27	36,000	34,994
Apple Inc.	2.900%	9/12/27	37,855	36,399
Apple Inc.	1.200%	2/8/28	28,800	26,020
Apple Inc.	4.000%	5/10/28	11,000	10,840
Apple Inc.	1.400%	8/5/28	12,571	11,282
Apple Inc.	2.200%	9/11/29	21,280	19,146
Apple Inc.	4.150%	5/10/30	10,305	10,204
Apple Inc.	1.650%	5/11/30	18,500	15,893
Apple Inc.	1.250%	8/20/30	11,000	9,185
108

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Apple Inc.	1.650%	2/8/31	27,800	23,376
	Apple Inc.	1.700%	8/5/31	19,000	15,821
	Apple Inc.	3.350%	8/8/32	40,000	36,641
	Apple Inc.	4.500%	2/23/36	13,180	12,841
	Apple Inc.	2.375%	2/8/41	16,025	11,017
	Apple Inc.	3.850%	5/4/43	34,463	28,481
	Apple Inc.	4.450%	5/6/44	16,687	15,171
	Apple Inc.	3.450%	2/9/45	28,078	21,464
	Apple Inc.	4.375%	5/13/45	30,889	27,194
	Apple Inc.	4.650%	2/23/46	41,300	37,654
	Apple Inc.	3.850%	8/4/46	31,680	25,462
	Apple Inc.	3.750%	9/12/47	12,824	10,061
	Apple Inc.	3.750%	11/13/47	12,160	9,543
	Apple Inc.	2.950%	9/11/49	24,768	16,491
	Apple Inc.	2.650%	5/11/50	32,820	20,346
	Apple Inc.	2.400%	8/20/50	29,726	17,482
	Apple Inc.	2.650%	2/8/51	44,368	27,304
	Apple Inc.	2.700%	8/5/51	18,000	11,166
	Apple Inc.	3.950%	8/8/52	18,500	14,687
	Apple Inc.	4.850%	5/10/53	4,908	4,630
	Apple Inc.	2.550%	8/20/60	16,952	9,883
	Apple Inc.	2.800%	2/8/61	24,665	14,597
	Apple Inc.	2.850%	8/5/61	10,000	6,003
	Apple Inc.	4.100%	8/8/62	7,000	5,546
	Applied Materials Inc.	3.300%	4/1/27	17,200	16,752
	Applied Materials Inc.	1.750%	6/1/30	6,080	5,193
	Applied Materials Inc.	5.100%	10/1/35	6,475	6,469
	Applied Materials Inc.	5.850%	6/15/41	10,905	11,276
	Applied Materials Inc.	4.350%	4/1/47	11,000	9,299
	Applied Materials Inc.	2.750%	6/1/50	8,117	5,057
	Arrow Electronics Inc.	3.875%	1/12/28	6,375	6,137
	Arrow Electronics Inc.	2.950%	2/15/32	4,000	3,403
	Arrow Electronics Inc.	5.875%	4/10/34	5,700	5,722
	Atlassian Corp.	5.250%	5/15/29	5,915	5,954
	Atlassian Corp.	5.500%	5/15/34	5,700	5,727
	Autodesk Inc.	3.500%	6/15/27	4,150	4,029
	Autodesk Inc.	2.850%	1/15/30	10,300	9,326
	Autodesk Inc.	2.400%	12/15/31	13,819	11,603
	Automatic Data Processing Inc.	1.700%	5/15/28	22,883	20,889
	Automatic Data Processing Inc.	1.250%	9/1/30	8,300	6,894
	Automatic Data Processing Inc.	4.450%	9/9/34	9,250	8,792
	Avnet Inc.	4.625%	4/15/26	4,625	4,597
	Avnet Inc.	6.250%	3/15/28	5,000	5,136
	Avnet Inc.	3.000%	5/15/31	2,800	2,382
	Block Financial LLC	2.500%	7/15/28	2,000	1,819
	Block Financial LLC	3.875%	8/15/30	6,950	6,415
	Booz Allen Hamilton Inc.	5.950%	8/4/33	7,800	7,979
	Broadcom Corp.	3.875%	1/15/27	42,704	42,022
	Broadcom Corp.	3.500%	1/15/28	6,500	6,253
	Broadcom Inc.	3.459%	9/15/26	48,778	47,854
	Broadcom Inc.	5.050%	7/12/27	11,636	11,748
[7]	Broadcom Inc.	1.950%	2/15/28	8,000	7,322
	Broadcom Inc.	4.150%	2/15/28	5,690	5,594
	Broadcom Inc.	4.110%	9/15/28	20,000	19,532
[7]	Broadcom Inc.	4.000%	4/15/29	2,000	1,924
	Broadcom Inc.	4.750%	4/15/29	34,566	34,319
	Broadcom Inc.	5.050%	7/12/29	11,864	11,906
	Broadcom Inc.	4.350%	2/15/30	8,900	8,654
	Broadcom Inc.	5.000%	4/15/30	48,100	48,114
	Broadcom Inc.	4.150%	11/15/30	24,000	22,980
[7]	Broadcom Inc.	2.450%	2/15/31	46,500	40,115
	Broadcom Inc.	5.150%	11/15/31	5,752	5,787
[2]	Broadcom Inc.	4.550%	2/15/32	15,790	15,262
[7]	Broadcom Inc.	4.150%	4/15/32	14,000	13,112
	Broadcom Inc.	4.300%	11/15/32	21,650	20,419
[7]	Broadcom Inc.	2.600%	2/15/33	18,000	14,883
[7]	Broadcom Inc.	3.419%	4/15/33	27,904	24,424
[7]	Broadcom Inc.	3.469%	4/15/34	28,006	24,250
[7]	Broadcom Inc.	3.137%	11/15/35	33,750	27,547
[7]	Broadcom Inc.	3.187%	11/15/36	27,100	21,808
109

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Broadcom Inc.	4.926%	5/15/37	27,471	26,128
[7]	Broadcom Inc.	3.500%	2/15/41	25,343	19,766
[7]	Broadcom Inc.	3.750%	2/15/51	18,000	13,359
	Broadridge Financial Solutions Inc.	3.400%	6/27/26	2,800	2,746
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	8,200	7,412
	Broadridge Financial Solutions Inc.	2.600%	5/1/31	10,800	9,233
	Cadence Design Systems Inc.	4.200%	9/10/27	3,925	3,880
	Cadence Design Systems Inc.	4.300%	9/10/29	16,650	16,317
	Cadence Design Systems Inc.	4.700%	9/10/34	36,850	35,322
	CDW LLC	4.250%	4/1/28	8,481	8,213
	CDW LLC	3.250%	2/15/29	9,169	8,452
	CDW LLC	5.100%	3/1/30	3,778	3,725
	CDW LLC	3.569%	12/1/31	7,826	6,974
	CDW LLC	5.550%	8/22/34	3,778	3,730
	CGI Inc.	1.450%	9/14/26	19,725	18,661
	CGI Inc.	2.300%	9/14/31	4,600	3,816
	Cintas Corp. No. 2	3.700%	4/1/27	15,559	15,245
	Cintas Corp. No. 2	4.000%	5/1/32	9,700	9,074
	Cintas Corp. No. 2	6.150%	8/15/36	259	273
	Cisco Systems Inc.	4.900%	2/26/26	18,660	18,777
	Cisco Systems Inc.	2.950%	2/28/26	10,105	9,935
	Cisco Systems Inc.	2.500%	9/20/26	3,240	3,140
	Cisco Systems Inc.	4.800%	2/26/27	32,500	32,723
	Cisco Systems Inc.	4.850%	2/26/29	83,850	84,339
	Cisco Systems Inc.	4.950%	2/26/31	42,991	43,122
	Cisco Systems Inc.	5.050%	2/26/34	43,352	43,166
	Cisco Systems Inc.	5.900%	2/15/39	22,966	24,181
	Cisco Systems Inc.	5.500%	1/15/40	20,142	20,269
	Cisco Systems Inc.	5.300%	2/26/54	21,775	21,109
	Cisco Systems Inc.	5.350%	2/26/64	12,395	11,880
	Concentrix Corp.	6.600%	8/2/28	16,980	17,395
	Corning Inc.	4.700%	3/15/37	2,475	2,276
	Corning Inc.	5.750%	8/15/40	8,460	8,457
	Corning Inc.	4.750%	3/15/42	5,059	4,482
	Corning Inc.	5.350%	11/15/48	1,500	1,398
	Corning Inc.	4.375%	11/15/57	7,050	5,399
	Corning Inc.	5.850%	11/15/68	3,200	3,056
	Corning Inc.	5.450%	11/15/79	16,800	15,184
	Dell Inc.	6.500%	4/15/38	5,700	5,965
	Dell International LLC	6.020%	6/15/26	33,467	33,952
	Dell International LLC	4.900%	10/1/26	22,585	22,639
	Dell International LLC	6.100%	7/15/27	22,554	23,208
	Dell International LLC	5.250%	2/1/28	10,490	10,610
	Dell International LLC	5.300%	10/1/29	2,789	2,817
	Dell International LLC	4.350%	2/1/30	3,700	3,581
	Dell International LLC	6.200%	7/15/30	4,868	5,103
	Dell International LLC	5.750%	2/1/33	8,290	8,514
	Dell International LLC	4.850%	2/1/35	28,622	27,167
	Dell International LLC	8.100%	7/15/36	11,118	13,177
	Dell International LLC	3.375%	12/15/41	10,500	7,706
	Dell International LLC	8.350%	7/15/46	7,046	8,938
	Dell International LLC	3.450%	12/15/51	18,500	12,516
	DXC Technology Co.	1.800%	9/15/26	7,800	7,379
	DXC Technology Co.	2.375%	9/15/28	6,900	6,214
	Equifax Inc.	5.100%	6/1/28	31,800	31,919
	Equifax Inc.	4.800%	9/15/29	3,717	3,672
	Equifax Inc.	3.100%	5/15/30	10,310	9,345
	Equifax Inc.	2.350%	9/15/31	11,000	9,196
	Fidelity National Information Services Inc.	1.150%	3/1/26	13,000	12,468
	Fidelity National Information Services Inc.	1.650%	3/1/28	7,500	6,783
	Fidelity National Information Services Inc.	3.750%	5/21/29	6,500	6,157
	Fidelity National Information Services Inc.	2.250%	3/1/31	14,700	12,459
	Fidelity National Information Services Inc.	5.100%	7/15/32	10,000	9,947
	Fidelity National Information Services Inc.	3.100%	3/1/41	9,000	6,533
	Fidelity National Information Services Inc.	4.500%	8/15/46	300	244
	Fiserv Inc.	3.200%	7/1/26	21,000	20,533
	Fiserv Inc.	2.250%	6/1/27	13,700	12,922
	Fiserv Inc.	5.450%	3/2/28	20,000	20,310
	Fiserv Inc.	4.200%	10/1/28	11,000	10,699
	Fiserv Inc.	3.500%	7/1/29	34,776	32,627
110

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Fiserv Inc.	4.750%	3/15/30	12,200	12,041
Fiserv Inc.	2.650%	6/1/30	11,000	9,721
Fiserv Inc.	5.625%	8/21/33	11,887	12,096
Fiserv Inc.	5.450%	3/15/34	12,010	12,012
Fiserv Inc.	5.150%	8/12/34	14,500	14,168
Fiserv Inc.	4.400%	7/1/49	22,550	18,397
Flex Ltd.	3.750%	2/1/26	6,000	5,914
Flex Ltd.	4.875%	6/15/29	9,819	9,623
Flex Ltd.	4.875%	5/12/30	4,000	3,902
Flex Ltd.	5.250%	1/15/32	8,000	7,884
Fortinet Inc.	1.000%	3/15/26	5,000	4,781
Fortinet Inc.	2.200%	3/15/31	5,000	4,249
Genpact Luxembourg Sarl	6.000%	6/4/29	4,125	4,214
Global Payments Inc.	1.200%	3/1/26	8,800	8,433
Global Payments Inc.	4.800%	4/1/26	6,500	6,487
Global Payments Inc.	2.150%	1/15/27	8,050	7,630
Global Payments Inc.	4.950%	8/15/27	1,105	1,107
Global Payments Inc.	4.450%	6/1/28	11,060	10,822
Global Payments Inc.	3.200%	8/15/29	20,743	19,012
Global Payments Inc.	2.900%	5/15/30	8,205	7,305
Global Payments Inc.	2.900%	11/15/31	11,600	9,917
Global Payments Inc.	5.400%	8/15/32	9,500	9,488
Global Payments Inc.	4.150%	8/15/49	9,635	7,189
Global Payments Inc.	5.950%	8/15/52	8,270	7,992
Hewlett Packard Enterprise Co.	1.750%	4/1/26	8,160	7,859
Hewlett Packard Enterprise Co.	4.450%	9/25/26	12,200	12,137
Hewlett Packard Enterprise Co.	4.400%	9/25/27	6,050	5,983
Hewlett Packard Enterprise Co.	5.250%	7/1/28	14,000	14,129
Hewlett Packard Enterprise Co.	4.550%	10/15/29	23,485	22,884
Hewlett Packard Enterprise Co.	4.850%	10/15/31	24,650	24,037
Hewlett Packard Enterprise Co.	5.000%	10/15/34	42,359	40,725
Hewlett Packard Enterprise Co.	6.350%	10/15/45	13,011	13,467
Hewlett Packard Enterprise Co.	5.600%	10/15/54	57,622	54,231
HP Inc.	1.450%	6/17/26	15,600	14,879
HP Inc.	3.000%	6/17/27	14,610	13,998
HP Inc.	4.750%	1/15/28	8,500	8,486
HP Inc.	4.000%	4/15/29	10,000	9,582
HP Inc.	3.400%	6/17/30	16,000	14,661
HP Inc.	2.650%	6/17/31	11,000	9,412
HP Inc.	4.200%	4/15/32	10,000	9,359
HP Inc.	5.500%	1/15/33	10,375	10,455
HP Inc.	6.000%	9/15/41	13,170	13,298
Hubbell Inc.	3.350%	3/1/26	2,800	2,754
Hubbell Inc.	3.150%	8/15/27	3,425	3,279
Hubbell Inc.	3.500%	2/15/28	4,645	4,456
Hubbell Inc.	2.300%	3/15/31	3,000	2,547
IBM International Capital Pte. Ltd.	4.600%	2/5/29	6,000	5,945
IBM International Capital Pte. Ltd.	4.900%	2/5/34	11,525	11,192
IBM International Capital Pte. Ltd.	5.300%	2/5/54	16,000	14,733
Intel Corp.	2.600%	5/19/26	11,340	10,996
Intel Corp.	3.750%	3/25/27	9,400	9,152
Intel Corp.	3.750%	8/5/27	5,500	5,334
Intel Corp.	4.875%	2/10/28	18,490	18,387
Intel Corp.	1.600%	8/12/28	10,830	9,569
Intel Corp.	4.000%	8/5/29	15,500	14,760
Intel Corp.	2.450%	11/15/29	46,000	40,341
Intel Corp.	5.125%	2/10/30	13,000	12,876
Intel Corp.	3.900%	3/25/30	19,005	17,778
Intel Corp.	2.000%	8/12/31	13,750	11,071
Intel Corp.	4.150%	8/5/32	17,600	16,011
Intel Corp.	4.000%	12/15/32	13,700	12,284
Intel Corp.	5.200%	2/10/33	34,933	33,736
Intel Corp.	4.600%	3/25/40	3,274	2,721
Intel Corp.	2.800%	8/12/41	8,000	5,094
Intel Corp.	4.800%	10/1/41	12,072	10,037
Intel Corp.	4.250%	12/15/42	10,903	8,284
Intel Corp.	5.625%	2/10/43	4,000	3,653
Intel Corp.	4.900%	7/29/45	18,500	14,922
Intel Corp.	4.100%	5/19/46	21,725	15,475
Intel Corp.	3.734%	12/8/47	19,850	13,119
111

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Intel Corp.	3.250%	11/15/49	44,204	26,433
	Intel Corp.	4.750%	3/25/50	21,259	16,419
	Intel Corp.	3.050%	8/12/51	7,300	4,146
	Intel Corp.	4.900%	8/5/52	25,000	19,682
	Intel Corp.	5.700%	2/10/53	39,186	34,655
	Intel Corp.	3.100%	2/15/60	10,100	5,376
	Intel Corp.	3.200%	8/12/61	7,900	4,271
	Intel Corp.	5.050%	8/5/62	17,696	13,788
	Intel Corp.	5.900%	2/10/63	13,365	11,990
	International Business Machines Corp.	3.450%	2/19/26	17,464	17,231
	International Business Machines Corp.	3.300%	5/15/26	37,800	37,127
	International Business Machines Corp.	1.700%	5/15/27	15,092	14,090
	International Business Machines Corp.	6.220%	8/1/27	1,975	2,049
	International Business Machines Corp.	6.500%	1/15/28	50	52
	International Business Machines Corp.	4.500%	2/6/28	22,980	22,832
	International Business Machines Corp.	3.500%	5/15/29	29,255	27,724
	International Business Machines Corp.	1.950%	5/15/30	32,620	27,996
	International Business Machines Corp.	4.750%	2/6/33	19,285	18,893
	International Business Machines Corp.	4.150%	5/15/39	23,200	19,921
	International Business Machines Corp.	5.600%	11/30/39	5,823	5,818
	International Business Machines Corp.	2.850%	5/15/40	7,810	5,562
	International Business Machines Corp.	4.000%	6/20/42	21,966	17,891
	International Business Machines Corp.	4.700%	2/19/46	1,200	1,042
	International Business Machines Corp.	4.250%	5/15/49	40,865	32,800
	International Business Machines Corp.	2.950%	5/15/50	12,255	7,701
	International Business Machines Corp.	4.900%	7/27/52	7,054	6,255
	International Business Machines Corp.	5.100%	2/6/53	13,490	12,348
	Intuit Inc.	1.350%	7/15/27	4,500	4,150
	Intuit Inc.	1.650%	7/15/30	9,500	8,006
	Intuit Inc.	5.200%	9/15/33	10,000	10,015
	Intuit Inc.	5.500%	9/15/53	8,500	8,325
	Jabil Inc.	1.700%	4/15/26	5,000	4,798
	Jabil Inc.	3.950%	1/12/28	6,000	5,803
	Jabil Inc.	3.600%	1/15/30	6,070	5,599
	Jabil Inc.	3.000%	1/15/31	10,500	9,241
	Juniper Networks Inc.	3.750%	8/15/29	9,025	8,569
	Juniper Networks Inc.	2.000%	12/10/30	5,600	4,676
	Juniper Networks Inc.	5.950%	3/15/41	8,680	8,541
	KLA Corp.	4.100%	3/15/29	11,041	10,760
	KLA Corp.	4.650%	7/15/32	5,000	4,895
	KLA Corp.	5.000%	3/15/49	5,125	4,718
	KLA Corp.	3.300%	3/1/50	25,025	17,277
	KLA Corp.	4.950%	7/15/52	12,460	11,291
	KLA Corp.	5.250%	7/15/62	8,080	7,544
	Kyndryl Holdings Inc.	2.050%	10/15/26	3,100	2,948
	Kyndryl Holdings Inc.	2.700%	10/15/28	5,600	5,125
	Kyndryl Holdings Inc.	3.150%	10/15/31	6,700	5,809
	Kyndryl Holdings Inc.	6.350%	2/20/34	676	703
	Kyndryl Holdings Inc.	4.100%	10/15/41	5,000	3,959
	Lam Research Corp.	3.750%	3/15/26	11,500	11,383
	Lam Research Corp.	4.000%	3/15/29	11,580	11,257
	Lam Research Corp.	1.900%	6/15/30	10,394	8,900
	Lam Research Corp.	4.875%	3/15/49	11,046	9,908
	Lam Research Corp.	2.875%	6/15/50	19,600	12,361
	Lam Research Corp.	3.125%	6/15/60	4,900	2,993
	Leidos Inc.	4.375%	5/15/30	6,500	6,214
	Leidos Inc.	2.300%	2/15/31	32,955	27,655
	Marvell Technology Inc.	1.650%	4/15/26	5,000	4,795
	Marvell Technology Inc.	2.450%	4/15/28	7,000	6,457
[2]	Marvell Technology Inc.	4.875%	6/22/28	5,708	5,673
	Marvell Technology Inc.	5.750%	2/15/29	4,675	4,792
	Marvell Technology Inc.	2.950%	4/15/31	6,065	5,322
	Marvell Technology Inc.	5.950%	9/15/33	6,000	6,230
	Microchip Technology Inc.	4.900%	3/15/28	9,400	9,366
	Microchip Technology Inc.	5.050%	3/15/29	14,082	14,046
	Microchip Technology Inc.	5.050%	2/15/30	7,150	7,103
	Micron Technology Inc.	4.975%	2/6/26	4,350	4,353
	Micron Technology Inc.	4.185%	2/15/27	15,000	14,787
	Micron Technology Inc.	5.375%	4/15/28	8,000	8,084
	Micron Technology Inc.	5.327%	2/6/29	5,950	5,979
112

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Micron Technology Inc.	6.750%	11/1/29	15,981	17,000
Micron Technology Inc.	4.663%	2/15/30	8,000	7,804
Micron Technology Inc.	2.703%	4/15/32	11,250	9,422
Micron Technology Inc.	5.875%	2/9/33	8,056	8,249
Micron Technology Inc.	5.875%	9/15/33	8,500	8,719
Micron Technology Inc.	3.366%	11/1/41	12,000	8,739
Micron Technology Inc.	3.477%	11/1/51	3,250	2,183
Microsoft Corp.	2.400%	8/8/26	41,560	40,329
Microsoft Corp.	3.400%	9/15/26	8,000	7,876
Microsoft Corp.	3.300%	2/6/27	51,038	49,962
Microsoft Corp.	3.400%	6/15/27	1,700	1,663
Microsoft Corp.	1.350%	9/15/30	3,800	3,217
Microsoft Corp.	3.500%	2/12/35	23,825	21,554
Microsoft Corp.	4.200%	11/3/35	1,000	954
Microsoft Corp.	3.450%	8/8/36	46,559	40,506
Microsoft Corp.	4.100%	2/6/37	12,172	11,357
Microsoft Corp.	5.300%	2/8/41	7,000	7,530
Microsoft Corp.	3.500%	11/15/42	2,500	2,018
Microsoft Corp.	3.700%	8/8/46	44,925	35,819
Microsoft Corp.	4.500%	6/15/47	8,930	8,031
Microsoft Corp.	2.525%	6/1/50	87,159	53,504
Microsoft Corp.	2.500%	9/15/50	16,100	9,741
Microsoft Corp.	2.921%	3/17/52	69,454	45,926
Microsoft Corp.	2.675%	6/1/60	86,288	50,355
Moody's Corp.	3.250%	1/15/28	5,500	5,271
Moody's Corp.	4.250%	2/1/29	4,000	3,916
Moody's Corp.	2.000%	8/19/31	31,750	26,372
Moody's Corp.	2.750%	8/19/41	6,000	4,133
Moody's Corp.	5.250%	7/15/44	5,515	5,207
Moody's Corp.	4.875%	12/17/48	4,000	3,552
Moody's Corp.	3.250%	5/20/50	3,225	2,139
Moody's Corp.	3.750%	2/25/52	5,000	3,671
Moody's Corp.	3.100%	11/29/61	8,400	4,994
Motorola Solutions Inc.	4.600%	2/23/28	9,917	9,828
Motorola Solutions Inc.	5.000%	4/15/29	1,650	1,647
Motorola Solutions Inc.	4.600%	5/23/29	7,300	7,177
Motorola Solutions Inc.	2.300%	11/15/30	8,500	7,275
Motorola Solutions Inc.	2.750%	5/24/31	5,700	4,935
Motorola Solutions Inc.	5.600%	6/1/32	4,200	4,285
Motorola Solutions Inc.	5.500%	9/1/44	5,495	5,281
NetApp Inc.	2.375%	6/22/27	4,000	3,777
NetApp Inc.	2.700%	6/22/30	19,176	16,911
Nokia OYJ	6.625%	5/15/39	5,250	5,338
Nordson Corp.	5.600%	9/15/28	2,500	2,552
Nordson Corp.	4.500%	12/15/29	6,150	5,999
Nordson Corp.	5.800%	9/15/33	4,987	5,136
NVIDIA Corp.	3.200%	9/16/26	12,155	11,917
NVIDIA Corp.	1.550%	6/15/28	13,000	11,799
NVIDIA Corp.	2.850%	4/1/30	14,018	12,836
NVIDIA Corp.	2.000%	6/15/31	13,000	11,045
NVIDIA Corp.	3.500%	4/1/40	30,000	24,792
NVIDIA Corp.	3.500%	4/1/50	20,760	15,379
NVIDIA Corp.	3.700%	4/1/60	3,507	2,589
NXP BV	5.350%	3/1/26	3,500	3,514
NXP BV	3.875%	6/18/26	2,000	1,972
NXP BV	3.150%	5/1/27	8,000	7,692
NXP BV	5.550%	12/1/28	5,000	5,082
NXP BV	4.300%	6/18/29	18,000	17,442
NXP BV	3.400%	5/1/30	11,240	10,335
NXP BV	2.500%	5/11/31	16,000	13,617
NXP BV	2.650%	2/15/32	23,910	20,108
NXP BV	5.000%	1/15/33	7,500	7,291
NXP BV	3.250%	5/11/41	13,600	9,921
NXP BV	3.125%	2/15/42	4,000	2,784
NXP BV	3.250%	11/30/51	5,000	3,195
Oracle Corp.	1.650%	3/25/26	40,430	38,975
Oracle Corp.	2.650%	7/15/26	57,410	55,691
Oracle Corp.	2.800%	4/1/27	35,411	33,991
Oracle Corp.	2.300%	3/25/28	42,543	39,332
Oracle Corp.	4.500%	5/6/28	2,756	2,729
113

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Oracle Corp.	4.200%	9/27/29	23,784	22,962
	Oracle Corp.	6.150%	11/9/29	12,700	13,312
	Oracle Corp.	2.950%	4/1/30	28,065	25,332
	Oracle Corp.	4.650%	5/6/30	7,900	7,776
	Oracle Corp.	3.250%	5/15/30	10,000	9,154
	Oracle Corp.	2.875%	3/25/31	50,850	44,670
	Oracle Corp.	6.250%	11/9/32	16,900	17,896
	Oracle Corp.	4.900%	2/6/33	6,800	6,621
	Oracle Corp.	4.300%	7/8/34	30,283	27,842
	Oracle Corp.	4.700%	9/27/34	49,260	46,684
	Oracle Corp.	3.900%	5/15/35	15,600	13,634
	Oracle Corp.	3.850%	7/15/36	16,490	14,114
	Oracle Corp.	3.800%	11/15/37	10,400	8,679
	Oracle Corp.	6.500%	4/15/38	2,179	2,334
	Oracle Corp.	6.125%	7/8/39	10,800	11,184
	Oracle Corp.	3.600%	4/1/40	24,870	19,396
	Oracle Corp.	5.375%	7/15/40	58,604	56,193
	Oracle Corp.	3.650%	3/25/41	23,200	18,002
	Oracle Corp.	4.500%	7/8/44	11,844	9,963
	Oracle Corp.	4.125%	5/15/45	21,375	16,826
	Oracle Corp.	4.000%	7/15/46	42,561	32,671
	Oracle Corp.	4.000%	11/15/47	30,300	23,063
	Oracle Corp.	3.600%	4/1/50	47,300	33,022
	Oracle Corp.	3.950%	3/25/51	48,500	35,818
	Oracle Corp.	6.900%	11/9/52	22,255	24,851
	Oracle Corp.	5.550%	2/6/53	9,955	9,406
	Oracle Corp.	5.375%	9/27/54	55,200	50,857
	Oracle Corp.	4.375%	5/15/55	11,925	9,301
	Oracle Corp.	3.850%	4/1/60	25,640	17,544
	Oracle Corp.	4.100%	3/25/61	15,225	10,882
	Oracle Corp.	5.500%	9/27/64	18,290	16,726
	PayPal Holdings Inc.	2.650%	10/1/26	15,300	14,813
	PayPal Holdings Inc.	2.850%	10/1/29	21,109	19,285
	PayPal Holdings Inc.	2.300%	6/1/30	16,750	14,677
	PayPal Holdings Inc.	5.150%	6/1/34	33,445	33,233
	PayPal Holdings Inc.	3.250%	6/1/50	25,000	16,899
	PayPal Holdings Inc.	5.050%	6/1/52	1,000	921
	PayPal Holdings Inc.	5.500%	6/1/54	8,600	8,379
	PayPal Holdings Inc.	5.250%	6/1/62	5,000	4,551
	Qorvo Inc.	4.375%	10/15/29	9,000	8,442
	QUALCOMM Inc.	3.250%	5/20/27	15,500	15,075
	QUALCOMM Inc.	1.300%	5/20/28	19,868	17,817
	QUALCOMM Inc.	2.150%	5/20/30	14,485	12,709
	QUALCOMM Inc.	1.650%	5/20/32	29,298	23,349
	QUALCOMM Inc.	4.250%	5/20/32	3,800	3,654
	QUALCOMM Inc.	5.400%	5/20/33	7,675	7,912
	QUALCOMM Inc.	4.650%	5/20/35	9,700	9,368
	QUALCOMM Inc.	4.800%	5/20/45	14,570	13,123
	QUALCOMM Inc.	4.300%	5/20/47	15,420	12,727
	QUALCOMM Inc.	3.250%	5/20/50	6,840	4,656
	QUALCOMM Inc.	4.500%	5/20/52	6,000	5,014
	QUALCOMM Inc.	6.000%	5/20/53	12,000	12,510
	Quanta Services Inc.	4.750%	8/9/27	13,800	13,775
	Quanta Services Inc.	2.900%	10/1/30	9,025	8,055
	Quanta Services Inc.	5.250%	8/9/34	8,100	7,921
	RELX Capital Inc.	4.000%	3/18/29	14,177	13,695
	RELX Capital Inc.	3.000%	5/22/30	5,598	5,081
	RELX Capital Inc.	4.750%	5/20/32	5,325	5,180
	Roper Technologies Inc.	3.800%	12/15/26	11,559	11,376
	Roper Technologies Inc.	1.400%	9/15/27	17,709	16,213
	Roper Technologies Inc.	4.200%	9/15/28	7,225	7,054
	Roper Technologies Inc.	2.950%	9/15/29	10,295	9,399
	Roper Technologies Inc.	4.500%	10/15/29	4,800	4,710
	Roper Technologies Inc.	2.000%	6/30/30	13,776	11,739
	Roper Technologies Inc.	4.750%	2/15/32	2,375	2,312
	Roper Technologies Inc.	4.900%	10/15/34	11,400	10,960
	S&P Global Inc.	2.450%	3/1/27	6,000	5,735
	S&P Global Inc.	4.750%	8/1/28	8,865	8,857
	S&P Global Inc.	2.700%	3/1/29	14,000	12,886
	S&P Global Inc.	4.250%	5/1/29	10,700	10,463
114

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	S&P Global Inc.	2.500%	12/1/29	5,300	4,761
	S&P Global Inc.	1.250%	8/15/30	7,400	6,115
	S&P Global Inc.	2.900%	3/1/32	16,000	13,946
	S&P Global Inc.	5.250%	9/15/33	15,000	15,149
	S&P Global Inc.	3.250%	12/1/49	6,500	4,486
	S&P Global Inc.	3.700%	3/1/52	7,820	5,829
	S&P Global Inc.	2.300%	8/15/60	7,950	3,974
	S&P Global Inc.	3.900%	3/1/62	5,545	4,106
	Salesforce Inc.	3.700%	4/11/28	17,050	16,602
	Salesforce Inc.	1.500%	7/15/28	11,500	10,328
	Salesforce Inc.	1.950%	7/15/31	21,000	17,626
	Salesforce Inc.	2.700%	7/15/41	14,930	10,517
	Salesforce Inc.	2.900%	7/15/51	17,873	11,389
	Salesforce Inc.	3.050%	7/15/61	16,230	9,951
	ServiceNow Inc.	1.400%	9/1/30	15,600	12,951
	Skyworks Solutions Inc.	1.800%	6/1/26	5,800	5,554
	Skyworks Solutions Inc.	3.000%	6/1/31	9,500	8,131
	TD SYNNEX Corp.	1.750%	8/9/26	5,000	4,746
	TD SYNNEX Corp.	2.375%	8/9/28	6,000	5,440
	Teledyne FLIR LLC	2.500%	8/1/30	4,500	3,932
	Texas Instruments Inc.	1.125%	9/15/26	5,500	5,203
	Texas Instruments Inc.	2.900%	11/3/27	7,497	7,186
	Texas Instruments Inc.	4.600%	2/15/28	10,000	10,014
	Texas Instruments Inc.	2.250%	9/4/29	29,906	26,846
	Texas Instruments Inc.	1.750%	5/4/30	6,300	5,390
	Texas Instruments Inc.	1.900%	9/15/31	3,900	3,263
	Texas Instruments Inc.	4.900%	3/14/33	14,000	13,902
	Texas Instruments Inc.	4.850%	2/8/34	4,440	4,368
	Texas Instruments Inc.	3.875%	3/15/39	11,500	9,864
	Texas Instruments Inc.	4.150%	5/15/48	16,533	13,436
	Texas Instruments Inc.	2.700%	9/15/51	4,000	2,421
	Texas Instruments Inc.	4.100%	8/16/52	3,750	2,946
	Texas Instruments Inc.	5.000%	3/14/53	7,000	6,386
	Texas Instruments Inc.	5.150%	2/8/54	11,700	10,932
	Texas Instruments Inc.	5.050%	5/18/63	18,733	16,844
	TSMC Arizona Corp.	1.750%	10/25/26	13,050	12,374
	TSMC Arizona Corp.	3.875%	4/22/27	6,725	6,605
	TSMC Arizona Corp.	4.125%	4/22/29	5,700	5,544
	TSMC Arizona Corp.	2.500%	10/25/31	24,400	20,893
	TSMC Arizona Corp.	4.250%	4/22/32	3,350	3,198
	TSMC Arizona Corp.	3.125%	10/25/41	10,500	8,027
	TSMC Arizona Corp.	3.250%	10/25/51	19,350	13,852
	TSMC Arizona Corp.	4.500%	4/22/52	9,900	8,940
	Verisk Analytics Inc.	4.125%	3/15/29	10,090	9,779
	Verisk Analytics Inc.	5.250%	6/5/34	10,250	10,133
	Verisk Analytics Inc.	3.625%	5/15/50	13,900	9,714
	VMware LLC	1.400%	8/15/26	16,000	15,156
	VMware LLC	4.650%	5/15/27	17,000	16,928
	VMware LLC	3.900%	8/21/27	27,579	26,954
	VMware LLC	1.800%	8/15/28	8,000	7,176
	VMware LLC	4.700%	5/15/30	11,254	11,019
	VMware LLC	2.200%	8/15/31	16,300	13,519
	Western Digital Corp.	2.850%	2/1/29	5,095	4,533
	Western Digital Corp.	3.100%	2/1/32	5,500	4,580
	Workday Inc.	3.500%	4/1/27	14,875	14,492
	Workday Inc.	3.700%	4/1/29	3,200	3,044
	Workday Inc.	3.800%	4/1/32	14,000	12,736
	Xilinx Inc.	2.375%	6/1/30	8,300	7,315
					6,755,523
Utilities (2.5%)
	AEP Texas Inc.	3.950%	6/1/28	9,350	9,032
	AEP Texas Inc.	5.450%	5/15/29	5,000	5,067
[2]	AEP Texas Inc.	2.100%	7/1/30	7,857	6,723
	AEP Texas Inc.	5.400%	6/1/33	1,359	1,345
	AEP Texas Inc.	5.700%	5/15/34	8,650	8,703
	AEP Texas Inc.	3.800%	10/1/47	6,000	4,304
[2]	AEP Texas Inc.	4.150%	5/1/49	1,000	754
[2]	AEP Texas Inc.	3.450%	1/15/50	6,126	4,115
	AEP Texas Inc.	5.250%	5/15/52	1,450	1,306
115

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AEP Transmission Co. LLC	3.100%	12/1/26	3,000	2,916
	AEP Transmission Co. LLC	5.150%	4/1/34	2,500	2,461
	AEP Transmission Co. LLC	4.000%	12/1/46	4,071	3,192
	AEP Transmission Co. LLC	3.750%	12/1/47	4,750	3,519
	AEP Transmission Co. LLC	4.250%	9/15/48	4,350	3,463
	AEP Transmission Co. LLC	3.800%	6/15/49	3,925	2,908
	AEP Transmission Co. LLC	3.150%	9/15/49	9,090	5,976
[2]	AEP Transmission Co. LLC	3.650%	4/1/50	3,250	2,349
[2]	AEP Transmission Co. LLC	2.750%	8/15/51	5,200	3,118
[2]	AEP Transmission Co. LLC	4.500%	6/15/52	6,000	4,957
	AEP Transmission Co. LLC	5.400%	3/15/53	905	861
	AES Corp.	1.375%	1/15/26	9,400	9,048
	AES Corp.	5.450%	6/1/28	18,000	18,093
	AES Corp.	2.450%	1/15/31	14,500	12,086
	Alabama Power Co.	3.750%	9/1/27	17,600	17,212
[2]	Alabama Power Co.	1.450%	9/15/30	8,800	7,283
	Alabama Power Co.	3.050%	3/15/32	7,000	6,137
	Alabama Power Co.	3.940%	9/1/32	11,365	10,552
	Alabama Power Co.	5.850%	11/15/33	6,000	6,218
	Alabama Power Co.	6.125%	5/15/38	1,900	2,009
	Alabama Power Co.	6.000%	3/1/39	6,974	7,267
	Alabama Power Co.	3.850%	12/1/42	3,350	2,655
	Alabama Power Co.	4.150%	8/15/44	3,650	2,994
	Alabama Power Co.	3.750%	3/1/45	6,825	5,222
	Alabama Power Co.	4.300%	1/2/46	14,950	12,357
[2]	Alabama Power Co.	3.700%	12/1/47	5,075	3,776
	Alabama Power Co.	3.450%	10/1/49	12,473	8,809
	Alabama Power Co.	3.125%	7/15/51	13,924	9,141
	Alabama Power Co.	3.000%	3/15/52	6,000	3,846
	Algonquin Power & Utilities Corp.	5.365%	6/15/26	11,500	11,560
	Ameren Corp.	3.650%	2/15/26	2,775	2,739
	Ameren Corp.	5.700%	12/1/26	3,065	3,115
	Ameren Corp.	1.950%	3/15/27	6,000	5,640
	Ameren Corp.	1.750%	3/15/28	5,000	4,523
	Ameren Corp.	5.000%	1/15/29	7,100	7,101
	Ameren Corp.	3.500%	1/15/31	27,572	25,146
	Ameren Illinois Co.	3.250%	3/1/25	2,065	2,059
	Ameren Illinois Co.	3.800%	5/15/28	4,875	4,723
	Ameren Illinois Co.	1.550%	11/15/30	5,000	4,136
	Ameren Illinois Co.	3.850%	9/1/32	2,500	2,293
	Ameren Illinois Co.	4.950%	6/1/33	8,175	8,026
	Ameren Illinois Co.	3.700%	12/1/47	7,336	5,501
	Ameren Illinois Co.	4.500%	3/15/49	3,950	3,335
	Ameren Illinois Co.	3.250%	3/15/50	3,165	2,153
	Ameren Illinois Co.	2.900%	6/15/51	3,500	2,194
	Ameren Illinois Co.	5.900%	12/1/52	8,500	8,688
	Ameren Illinois Co.	5.550%	7/1/54	8,700	8,562
	American Electric Power Co. Inc.	5.750%	11/1/27	5,641	5,775
	American Electric Power Co. Inc.	3.200%	11/13/27	2,925	2,802
[2]	American Electric Power Co. Inc.	4.300%	12/1/28	14,244	13,915
	American Electric Power Co. Inc.	5.200%	1/15/29	2,750	2,770
	American Electric Power Co. Inc.	2.300%	3/1/30	4,700	4,086
	American Electric Power Co. Inc.	5.950%	11/1/32	3,500	3,610
	American Electric Power Co. Inc.	5.625%	3/1/33	15,439	15,587
	American Electric Power Co. Inc.	3.250%	3/1/50	3,550	2,279
	American Electric Power Co. Inc.	6.950%	12/15/54	9,105	9,420
[2]	American Electric Power Co. Inc.	7.050%	12/15/54	9,500	9,837
	American Electric Power Co. Inc.	3.875%	2/15/62	7,850	7,395
	American Water Capital Corp.	3.400%	3/1/25	4,500	4,488
	American Water Capital Corp.	2.950%	9/1/27	11,000	10,511
	American Water Capital Corp.	3.450%	6/1/29	7,120	6,704
	American Water Capital Corp.	2.800%	5/1/30	3,000	2,690
	American Water Capital Corp.	2.300%	6/1/31	15,000	12,662
	American Water Capital Corp.	4.450%	6/1/32	2,200	2,099
	American Water Capital Corp.	5.150%	3/1/34	7,500	7,432
	American Water Capital Corp.	6.593%	10/15/37	6,820	7,510
	American Water Capital Corp.	4.300%	12/1/42	1,000	845
	American Water Capital Corp.	4.300%	9/1/45	1,525	1,249
	American Water Capital Corp.	4.000%	12/1/46	1,025	798
	American Water Capital Corp.	3.750%	9/1/47	11,935	8,860
116

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	American Water Capital Corp.	4.200%	9/1/48	5,293	4,211
	American Water Capital Corp.	4.150%	6/1/49	4,800	3,784
	American Water Capital Corp.	3.450%	5/1/50	4,099	2,830
	American Water Capital Corp.	3.250%	6/1/51	9,500	6,326
	American Water Capital Corp.	5.450%	3/1/54	12,784	12,237
[2]	Appalachian Power Co.	2.700%	4/1/31	4,000	3,458
[2]	Appalachian Power Co.	4.500%	8/1/32	8,524	8,021
	Appalachian Power Co.	5.650%	4/1/34	12,500	12,535
	Appalachian Power Co.	7.000%	4/1/38	5,752	6,321
	Appalachian Power Co.	4.400%	5/15/44	8,395	6,813
	Appalachian Power Co.	4.450%	6/1/45	3,125	2,522
[2]	Appalachian Power Co.	4.500%	3/1/49	1,291	1,033
[2]	Appalachian Power Co.	3.700%	5/1/50	11,945	8,300
	Arizona Public Service Co.	2.950%	9/15/27	5,300	5,045
	Arizona Public Service Co.	2.600%	8/15/29	3,000	2,711
	Arizona Public Service Co.	6.350%	12/15/32	8,497	8,977
	Arizona Public Service Co.	5.550%	8/1/33	11,840	11,847
	Arizona Public Service Co.	5.700%	8/15/34	5,311	5,370
	Arizona Public Service Co.	5.050%	9/1/41	1,505	1,367
	Arizona Public Service Co.	4.500%	4/1/42	875	739
	Arizona Public Service Co.	4.350%	11/15/45	3,000	2,429
	Arizona Public Service Co.	3.750%	5/15/46	2,250	1,659
	Arizona Public Service Co.	4.200%	8/15/48	4,000	3,088
	Arizona Public Service Co.	3.350%	5/15/50	1,090	735
	Arizona Public Service Co.	2.650%	9/15/50	2,000	1,156
	Atlantic City Electric Co.	2.300%	3/15/31	3,500	2,975
	Atmos Energy Corp.	3.000%	6/15/27	5,800	5,584
	Atmos Energy Corp.	2.625%	9/15/29	4,750	4,326
	Atmos Energy Corp.	1.500%	1/15/31	5,500	4,510
	Atmos Energy Corp.	5.450%	10/15/32	1,700	1,738
	Atmos Energy Corp.	5.900%	11/15/33	9,750	10,206
	Atmos Energy Corp.	5.500%	6/15/41	4,660	4,643
	Atmos Energy Corp.	4.150%	1/15/43	3,435	2,848
	Atmos Energy Corp.	4.125%	10/15/44	7,215	5,871
	Atmos Energy Corp.	4.125%	3/15/49	7,938	6,232
	Atmos Energy Corp.	3.375%	9/15/49	2,570	1,763
	Atmos Energy Corp.	2.850%	2/15/52	9,304	5,658
	Atmos Energy Corp.	5.750%	10/15/52	6,000	6,009
	Atmos Energy Corp.	6.200%	11/15/53	11,600	12,360
	Atmos Energy Corp.	5.000%	12/15/54	8,850	7,950
	Avangrid Inc.	3.800%	6/1/29	3,900	3,694
	Avista Corp.	4.350%	6/1/48	8,200	6,717
	Avista Corp.	4.000%	4/1/52	4,000	2,979
	Baltimore Gas & Electric Co.	2.400%	8/15/26	8,600	8,306
	Baltimore Gas & Electric Co.	2.250%	6/15/31	6,000	5,080
[2]	Baltimore Gas & Electric Co.	5.300%	6/1/34	7,525	7,514
	Baltimore Gas & Electric Co.	6.350%	10/1/36	3,551	3,804
[2]	Baltimore Gas & Electric Co.	3.750%	8/15/47	4,450	3,306
	Baltimore Gas & Electric Co.	2.900%	6/15/50	4,168	2,604
	Baltimore Gas & Electric Co.	4.550%	6/1/52	18,475	15,357
	Baltimore Gas & Electric Co.	5.400%	6/1/53	10,887	10,356
[2]	Baltimore Gas & Electric Co.	5.650%	6/1/54	11,400	11,237
	Berkshire Hathaway Energy Co.	3.700%	7/15/30	11,700	11,009
	Berkshire Hathaway Energy Co.	1.650%	5/15/31	33,298	27,048
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	18,300	19,229
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	3,292	3,402
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	11,875	11,256
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	5,475	4,734
	Berkshire Hathaway Energy Co.	3.800%	7/15/48	11,148	8,265
	Berkshire Hathaway Energy Co.	4.450%	1/15/49	4,006	3,299
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	25,738	20,298
	Berkshire Hathaway Energy Co.	2.850%	5/15/51	11,045	6,745
	Berkshire Hathaway Energy Co.	4.600%	5/1/53	10,500	8,704
	Black Hills Corp.	3.950%	1/15/26	4,300	4,255
	Black Hills Corp.	3.150%	1/15/27	3,375	3,257
	Black Hills Corp.	5.950%	3/15/28	2,500	2,574
	Black Hills Corp.	3.050%	10/15/29	8,905	8,137
	Black Hills Corp.	2.500%	6/15/30	5,000	4,360
	Black Hills Corp.	4.350%	5/1/33	4,745	4,369
	Black Hills Corp.	6.150%	5/15/34	14,500	15,081
117

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Black Hills Corp.	6.000%	1/15/35	8,885	9,162
	Black Hills Corp.	4.200%	9/15/46	3,200	2,492
[2]	CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	9,900	9,545
[2]	CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	200	194
	CenterPoint Energy Houston Electric LLC	5.200%	10/1/28	4,000	4,047
[2]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	4,100	3,493
[2]	CenterPoint Energy Houston Electric LLC	3.000%	3/1/32	4,000	3,479
[2]	CenterPoint Energy Houston Electric LLC	4.450%	10/1/32	2,500	2,377
[2]	CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	100	110
	CenterPoint Energy Houston Electric LLC	4.950%	4/1/33	6,250	6,102
	CenterPoint Energy Houston Electric LLC	5.150%	3/1/34	9,506	9,390
	CenterPoint Energy Houston Electric LLC	5.050%	3/1/35	2,950	2,882
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	3,200	2,459
	CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	450	387
	CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	3,775	2,896
[2]	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	4,279	3,444
[2]	CenterPoint Energy Houston Electric LLC	2.900%	7/1/50	8,700	5,442
[2]	CenterPoint Energy Houston Electric LLC	3.350%	4/1/51	7,000	4,787
[2]	CenterPoint Energy Houston Electric LLC	3.600%	3/1/52	3,650	2,607
[2]	CenterPoint Energy Houston Electric LLC	4.850%	10/1/52	5,521	4,862
	CenterPoint Energy Houston Electric LLC	5.300%	4/1/53	2,400	2,261
	CenterPoint Energy Inc.	1.450%	6/1/26	4,472	4,270
	CenterPoint Energy Inc.	5.250%	8/10/26	3,500	3,526
	CenterPoint Energy Inc.	4.250%	11/1/28	1,094	1,058
	CenterPoint Energy Inc.	5.400%	6/1/29	14,500	14,661
	CenterPoint Energy Inc.	2.950%	3/1/30	7,230	6,497
	CenterPoint Energy Inc.	2.650%	6/1/31	3,000	2,578
	CenterPoint Energy Inc.	3.700%	9/1/49	4,075	2,892
[2]	CenterPoint Energy Inc.	6.850%	2/15/55	7,500	7,660
[2]	CenterPoint Energy Inc.	7.000%	2/15/55	6,700	6,888
	CenterPoint Energy Inc.	6.700%	5/15/55	10,425	10,389
	CenterPoint Energy Resources Corp.	5.250%	3/1/28	4,500	4,542
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	7,040	6,832
	CenterPoint Energy Resources Corp.	1.750%	10/1/30	5,000	4,189
	CenterPoint Energy Resources Corp.	4.400%	7/1/32	12,397	11,745
	CenterPoint Energy Resources Corp.	5.400%	3/1/33	21,286	21,372
	CenterPoint Energy Resources Corp.	5.400%	7/1/34	2,700	2,694
	CenterPoint Energy Resources Corp.	5.850%	1/15/41	4,775	4,779
	CenterPoint Energy Resources Corp.	4.100%	9/1/47	3,300	2,571
	Cleco Corporate Holdings LLC	3.743%	5/1/26	1,270	1,244
	Cleco Corporate Holdings LLC	4.973%	5/1/46	8,025	6,676
	Cleveland Electric Illuminating Co.	5.950%	12/15/36	4,539	4,575
	CMS Energy Corp.	3.000%	5/15/26	3,231	3,152
	CMS Energy Corp.	3.450%	8/15/27	2,975	2,878
	CMS Energy Corp.	4.875%	3/1/44	8,205	7,269
[2]	CMS Energy Corp.	4.750%	6/1/50	7,600	7,167
	CMS Energy Corp.	3.750%	12/1/50	2,000	1,739
	Commonwealth Edison Co.	2.550%	6/15/26	2,625	2,549
[2]	Commonwealth Edison Co.	2.950%	8/15/27	3,075	2,951
	Commonwealth Edison Co.	3.700%	8/15/28	11,173	10,776
[2]	Commonwealth Edison Co.	3.150%	3/15/32	6,000	5,273
	Commonwealth Edison Co.	4.900%	2/1/33	2,500	2,447
	Commonwealth Edison Co.	5.300%	6/1/34	2,400	2,405
	Commonwealth Edison Co.	5.900%	3/15/36	4,020	4,172
	Commonwealth Edison Co.	6.450%	1/15/38	3,770	4,072
	Commonwealth Edison Co.	3.800%	10/1/42	7,353	5,797
	Commonwealth Edison Co.	4.600%	8/15/43	2,500	2,182
	Commonwealth Edison Co.	3.700%	3/1/45	5,650	4,304
	Commonwealth Edison Co.	4.350%	11/15/45	6,495	5,434
	Commonwealth Edison Co.	3.650%	6/15/46	6,595	4,921
[2]	Commonwealth Edison Co.	3.750%	8/15/47	6,000	4,473
	Commonwealth Edison Co.	4.000%	3/1/49	5,274	4,053
[2]	Commonwealth Edison Co.	3.200%	11/15/49	7,525	4,963
	Commonwealth Edison Co.	3.000%	3/1/50	12,000	7,721
[2]	Commonwealth Edison Co.	3.125%	3/15/51	7,000	4,527
[2]	Commonwealth Edison Co.	3.850%	3/15/52	14,230	10,525
	Commonwealth Edison Co.	5.300%	2/1/53	3,500	3,297
	Commonwealth Edison Co.	5.650%	6/1/54	2,250	2,216
[2]	Connecticut Light & Power Co.	3.200%	3/15/27	5,200	5,043
[2]	Connecticut Light & Power Co.	2.050%	7/1/31	2,700	2,257
118

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Connecticut Light & Power Co.	4.900%	7/1/33	3,000	2,930
	Connecticut Light & Power Co.	4.950%	8/15/34	1,125	1,097
	Connecticut Light & Power Co.	4.300%	4/15/44	5,430	4,536
[2]	Connecticut Light & Power Co.	4.150%	6/1/45	4,650	3,791
	Connecticut Light & Power Co.	4.000%	4/1/48	11,855	9,295
	Connecticut Light & Power Co.	5.250%	1/15/53	5,220	4,927
[2]	Consolidated Edison Co. of New York Inc.	3.125%	11/15/27	1,487	1,424
[2]	Consolidated Edison Co. of New York Inc.	3.350%	4/1/30	3,300	3,068
	Consolidated Edison Co. of New York Inc.	2.400%	6/15/31	14,292	12,266
	Consolidated Edison Co. of New York Inc.	5.200%	3/1/33	5,170	5,180
	Consolidated Edison Co. of New York Inc.	5.500%	3/15/34	17,000	17,300
	Consolidated Edison Co. of New York Inc.	5.375%	5/15/34	1,250	1,264
[2]	Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	2,050	2,036
	Consolidated Edison Co. of New York Inc.	5.125%	3/15/35	14,250	14,006
[2]	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	9,765	10,093
[2]	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	3,014	3,188
[2]	Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	810	858
[2]	Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	8,525	9,413
[2]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	8,525	8,420
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	5,535	5,512
[2]	Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	118	98
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	9,577	7,656
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	8,646	7,376
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	7,732	6,537
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	5,500	4,188
[2]	Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	17,025	12,915
[2]	Consolidated Edison Co. of New York Inc.	4.650%	12/1/48	7,500	6,389
[2]	Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	4,781	3,755
[2]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	1,828	1,425
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/51	3,047	1,987
	Consolidated Edison Co. of New York Inc.	6.150%	11/15/52	9,865	10,349
	Consolidated Edison Co. of New York Inc.	5.900%	11/15/53	10,000	10,157
	Consolidated Edison Co. of New York Inc.	5.700%	5/15/54	800	795
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	5,000	4,197
	Consolidated Edison Co. of New York Inc.	5.500%	3/15/55	11,200	10,774
[2]	Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	7,430	5,788
[2]	Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	2,800	2,055
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	22,972	18,412
	Consolidated Edison Co. of New York Inc.	3.700%	11/15/59	7,500	5,220
	Consolidated Edison Co. of New York Inc.	3.600%	6/15/61	5,180	3,515
	Constellation Energy Generation LLC	5.600%	3/1/28	7,704	7,855
	Constellation Energy Generation LLC	5.800%	3/1/33	15,400	15,742
	Constellation Energy Generation LLC	6.125%	1/15/34	4,700	4,917
	Constellation Energy Generation LLC	6.250%	10/1/39	1,265	1,317
	Constellation Energy Generation LLC	5.750%	10/1/41	7,650	7,456
	Constellation Energy Generation LLC	5.600%	6/15/42	10,048	9,692
	Constellation Energy Generation LLC	6.500%	10/1/53	6,750	7,168
	Constellation Energy Generation LLC	5.750%	3/15/54	11,150	10,838
	Consumers Energy Co.	4.650%	3/1/28	2,500	2,491
	Consumers Energy Co.	3.800%	11/15/28	3,000	2,890
	Consumers Energy Co.	4.900%	2/15/29	7,864	7,885
	Consumers Energy Co.	4.600%	5/30/29	4,500	4,458
	Consumers Energy Co.	4.700%	1/15/30	7,000	6,946
	Consumers Energy Co.	3.600%	8/15/32	6,029	5,456
	Consumers Energy Co.	4.625%	5/15/33	4,500	4,338
	Consumers Energy Co.	3.950%	5/15/43	13,680	11,136
	Consumers Energy Co.	3.250%	8/15/46	3,325	2,394
	Consumers Energy Co.	3.950%	7/15/47	2,950	2,301
	Consumers Energy Co.	4.050%	5/15/48	4,306	3,428
	Consumers Energy Co.	4.350%	4/15/49	5,400	4,490
	Consumers Energy Co.	3.750%	2/15/50	3,000	2,265
	Consumers Energy Co.	3.100%	8/15/50	10,250	6,913
	Consumers Energy Co.	3.500%	8/1/51	14,200	10,329
	Consumers Energy Co.	2.650%	8/15/52	1,433	864
	Consumers Energy Co.	4.200%	9/1/52	4,204	3,386
	Consumers Energy Co.	2.500%	5/1/60	6,083	3,345
	Delmarva Power & Light Co.	4.150%	5/15/45	5,425	4,344
[2]	Dominion Energy Inc.	1.450%	4/15/26	10,100	9,686
[2]	Dominion Energy Inc.	2.850%	8/15/26	9,650	9,367
[2]	Dominion Energy Inc.	3.600%	3/15/27	4,000	3,903
119

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dominion Energy Inc.	4.250%	6/1/28	6,624	6,496
[2]	Dominion Energy Inc.	3.375%	4/1/30	30,924	28,442
[2]	Dominion Energy Inc.	2.250%	8/15/31	3,000	2,498
[2]	Dominion Energy Inc.	4.350%	8/15/32	6,530	6,118
	Dominion Energy Inc.	5.375%	11/15/32	14,400	14,419
[2]	Dominion Energy Inc.	6.300%	3/15/33	8,175	8,598
[2]	Dominion Energy Inc.	5.250%	8/1/33	6,000	5,917
[2]	Dominion Energy Inc.	5.950%	6/15/35	7,360	7,550
	Dominion Energy Inc.	7.000%	6/15/38	4,900	5,443
[2]	Dominion Energy Inc.	3.300%	4/15/41	6,100	4,487
[2]	Dominion Energy Inc.	4.900%	8/1/41	10,135	9,055
[2]	Dominion Energy Inc.	4.050%	9/15/42	5,214	4,104
	Dominion Energy Inc.	4.700%	12/1/44	3,375	2,849
[2]	Dominion Energy Inc.	4.600%	3/15/49	3,100	2,552
[2]	Dominion Energy Inc.	4.850%	8/15/52	7,426	6,377
[2]	Dominion Energy Inc.	7.000%	6/1/54	6,325	6,671
[2]	Dominion Energy Inc.	6.875%	2/1/55	2,800	2,910
	Dominion Energy Inc.	6.625%	5/15/55	11,800	12,012
[2]	Dominion Energy South Carolina Inc.	2.300%	12/1/31	3,500	2,927
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	2,525	2,737
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	2,300	2,297
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	8,550	8,896
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	1,525	1,487
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	5,458	4,739
	Dominion Energy South Carolina Inc.	6.250%	10/15/53	2,500	2,686
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	8,009	7,185
	DTE Electric Co.	3.375%	3/1/25	150	150
	DTE Electric Co.	4.850%	12/1/26	5,600	5,642
[2]	DTE Electric Co.	1.900%	4/1/28	6,400	5,856
	DTE Electric Co.	2.250%	3/1/30	20,951	18,456
[2]	DTE Electric Co.	2.625%	3/1/31	7,985	6,990
	DTE Electric Co.	5.200%	4/1/33	21,785	21,783
	DTE Electric Co.	5.200%	3/1/34	13,600	13,551
[2]	DTE Electric Co.	4.000%	4/1/43	1,971	1,600
	DTE Electric Co.	3.700%	3/15/45	1,750	1,342
	DTE Electric Co.	3.750%	8/15/47	6,927	5,213
	DTE Electric Co.	3.950%	3/1/49	8,800	6,874
	DTE Electric Co.	2.950%	3/1/50	4,450	2,884
[2]	DTE Electric Co.	3.250%	4/1/51	1,000	679
	DTE Electric Co.	5.400%	4/1/53	5,561	5,391
	DTE Energy Co.	2.850%	10/1/26	33,494	32,448
	DTE Energy Co.	4.950%	7/1/27	2,350	2,359
	DTE Energy Co.	4.875%	6/1/28	4,685	4,670
	DTE Energy Co.	5.100%	3/1/29	18,476	18,514
[2]	DTE Energy Co.	3.400%	6/15/29	16,552	15,480
	DTE Energy Co.	2.950%	3/1/30	2,625	2,355
	DTE Energy Co.	5.850%	6/1/34	23,500	24,123
	Duke Energy Carolinas LLC	2.950%	12/1/26	625	607
	Duke Energy Carolinas LLC	3.950%	11/15/28	7,000	6,797
[2]	Duke Energy Carolinas LLC	6.000%	12/1/28	3,694	3,837
	Duke Energy Carolinas LLC	2.450%	8/15/29	6,000	5,395
	Duke Energy Carolinas LLC	2.450%	2/1/30	6,100	5,427
	Duke Energy Carolinas LLC	2.550%	4/15/31	6,150	5,325
	Duke Energy Carolinas LLC	2.850%	3/15/32	5,000	4,324
	Duke Energy Carolinas LLC	6.450%	10/15/32	6,575	7,067
	Duke Energy Carolinas LLC	4.950%	1/15/33	26,480	26,046
	Duke Energy Carolinas LLC	4.850%	1/15/34	8,000	7,759
	Duke Energy Carolinas LLC	6.100%	6/1/37	1,525	1,587
	Duke Energy Carolinas LLC	6.000%	1/15/38	3,975	4,126
	Duke Energy Carolinas LLC	6.050%	4/15/38	6,175	6,489
	Duke Energy Carolinas LLC	5.300%	2/15/40	9,590	9,371
	Duke Energy Carolinas LLC	4.250%	12/15/41	6,825	5,768
	Duke Energy Carolinas LLC	4.000%	9/30/42	11,370	9,204
	Duke Energy Carolinas LLC	3.875%	3/15/46	19,224	14,856
	Duke Energy Carolinas LLC	3.700%	12/1/47	6,135	4,531
	Duke Energy Carolinas LLC	3.950%	3/15/48	9,613	7,363
	Duke Energy Carolinas LLC	3.200%	8/15/49	11,715	7,794
	Duke Energy Carolinas LLC	3.450%	4/15/51	5,500	3,787
	Duke Energy Carolinas LLC	5.350%	1/15/53	6,463	6,137
	Duke Energy Corp.	2.650%	9/1/26	12,480	12,080
120

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duke Energy Corp.	4.850%	1/5/27	1,590	1,594
	Duke Energy Corp.	3.150%	8/15/27	7,775	7,463
	Duke Energy Corp.	5.000%	12/8/27	4,930	4,967
	Duke Energy Corp.	4.300%	3/15/28	13,400	13,191
	Duke Energy Corp.	3.400%	6/15/29	5,000	4,684
	Duke Energy Corp.	2.450%	6/1/30	15,000	13,134
	Duke Energy Corp.	2.550%	6/15/31	14,400	12,306
	Duke Energy Corp.	4.500%	8/15/32	12,950	12,332
	Duke Energy Corp.	5.750%	9/15/33	15,000	15,373
	Duke Energy Corp.	5.450%	6/15/34	5,725	5,714
	Duke Energy Corp.	3.300%	6/15/41	1,655	1,212
	Duke Energy Corp.	4.800%	12/15/45	9,966	8,585
	Duke Energy Corp.	3.750%	9/1/46	8,809	6,477
	Duke Energy Corp.	3.950%	8/15/47	13,187	9,799
	Duke Energy Corp.	4.200%	6/15/49	10,234	7,873
	Duke Energy Corp.	3.500%	6/15/51	7,100	4,793
	Duke Energy Corp.	5.000%	8/15/52	21,754	18,960
	Duke Energy Corp.	6.100%	9/15/53	20,500	20,795
	Duke Energy Corp.	5.800%	6/15/54	31,011	30,216
	Duke Energy Corp.	6.450%	9/1/54	6,300	6,396
	Duke Energy Corp.	3.250%	1/15/82	4,000	3,729
	Duke Energy Florida LLC	3.200%	1/15/27	11,425	11,121
	Duke Energy Florida LLC	3.800%	7/15/28	4,825	4,674
	Duke Energy Florida LLC	2.500%	12/1/29	23,057	20,712
	Duke Energy Florida LLC	1.750%	6/15/30	7,100	6,016
	Duke Energy Florida LLC	2.400%	12/15/31	2,340	1,972
	Duke Energy Florida LLC	6.350%	9/15/37	3,275	3,479
	Duke Energy Florida LLC	6.400%	6/15/38	5,150	5,535
	Duke Energy Florida LLC	5.650%	4/1/40	6,300	6,314
	Duke Energy Florida LLC	3.850%	11/15/42	1,000	785
	Duke Energy Florida LLC	3.400%	10/1/46	6,665	4,709
	Duke Energy Florida LLC	4.200%	7/15/48	3,550	2,834
	Duke Energy Florida LLC	3.000%	12/15/51	14,300	8,887
	Duke Energy Florida LLC	5.950%	11/15/52	12,595	12,801
	Duke Energy Florida LLC	6.200%	11/15/53	6,595	6,943
[2]	Duke Energy Florida Project Finance LLC	2.538%	9/1/29	2,398	2,271
	Duke Energy Indiana LLC	5.250%	3/1/34	2,000	1,998
	Duke Energy Indiana LLC	6.120%	10/15/35	2,740	2,879
	Duke Energy Indiana LLC	6.350%	8/15/38	3,725	3,992
	Duke Energy Indiana LLC	6.450%	4/1/39	968	1,043
[2]	Duke Energy Indiana LLC	4.900%	7/15/43	4,960	4,480
	Duke Energy Indiana LLC	3.750%	5/15/46	15,440	11,497
[2]	Duke Energy Indiana LLC	3.250%	10/1/49	8,235	5,515
	Duke Energy Indiana LLC	2.750%	4/1/50	4,630	2,787
	Duke Energy Ohio Inc.	3.650%	2/1/29	7,265	6,938
	Duke Energy Ohio Inc.	2.125%	6/1/30	2,700	2,335
	Duke Energy Ohio Inc.	5.250%	4/1/33	7,583	7,579
	Duke Energy Ohio Inc.	3.700%	6/15/46	4,766	3,517
	Duke Energy Ohio Inc.	4.300%	2/1/49	5,800	4,637
	Duke Energy Ohio Inc.	5.650%	4/1/53	3,340	3,258
	Duke Energy Ohio Inc.	5.550%	3/15/54	3,000	2,896
	Duke Energy Progress LLC	3.700%	9/1/28	5,650	5,439
	Duke Energy Progress LLC	3.450%	3/15/29	12,912	12,239
	Duke Energy Progress LLC	2.000%	8/15/31	12,400	10,259
	Duke Energy Progress LLC	3.400%	4/1/32	1,500	1,343
	Duke Energy Progress LLC	5.250%	3/15/33	9,000	9,010
	Duke Energy Progress LLC	5.100%	3/15/34	11,000	10,877
	Duke Energy Progress LLC	6.300%	4/1/38	4,220	4,472
	Duke Energy Progress LLC	4.100%	5/15/42	5,425	4,437
	Duke Energy Progress LLC	4.100%	3/15/43	6,345	5,154
	Duke Energy Progress LLC	4.375%	3/30/44	6,175	5,185
	Duke Energy Progress LLC	4.150%	12/1/44	3,825	3,104
	Duke Energy Progress LLC	4.200%	8/15/45	3,425	2,767
	Duke Energy Progress LLC	3.700%	10/15/46	4,200	3,104
	Duke Energy Progress LLC	3.600%	9/15/47	2,825	2,048
	Duke Energy Progress LLC	2.500%	8/15/50	2,400	1,385
	Duke Energy Progress LLC	2.900%	8/15/51	10,923	6,718
	Duke Energy Progress LLC	4.000%	4/1/52	4,000	3,046
	Duke Energy Progress LLC	5.350%	3/15/53	995	940
[2]	Duke Energy Progress NC Storm Funding LLC	1.295%	7/1/28	2,131	1,989
121

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/37	3,400	2,727
[2]	Duke Energy Progress NC Storm Funding LLC	2.799%	7/1/41	3,425	2,533
[7]	East Ohio Gas Co.	2.000%	6/15/30	1,000	858
	Edison International	5.750%	6/15/27	3,000	3,050
	Edison International	4.125%	3/15/28	5,197	5,038
	Edison International	5.250%	11/15/28	5,000	5,008
	Edison International	5.450%	6/15/29	6,025	6,077
	Edison International	6.950%	11/15/29	1,000	1,068
	Edison International	5.250%	3/15/32	7,339	7,261
	El Paso Electric Co.	6.000%	5/15/35	800	803
	El Paso Electric Co.	5.000%	12/1/44	3,200	2,729
	Emera US Finance LP	3.550%	6/15/26	1,049	1,027
	Emera US Finance LP	4.750%	6/15/46	16,925	14,022
	Enel Americas SA	4.000%	10/25/26	4,115	4,021
	Enel Chile SA	4.875%	6/12/28	10,875	10,712
	Entergy Arkansas LLC	3.500%	4/1/26	4,125	4,069
	Entergy Arkansas LLC	4.000%	6/1/28	2,000	1,950
	Entergy Arkansas LLC	5.150%	1/15/33	1,500	1,494
	Entergy Arkansas LLC	5.450%	6/1/34	1,100	1,115
	Entergy Arkansas LLC	4.200%	4/1/49	4,668	3,707
	Entergy Arkansas LLC	2.650%	6/15/51	13,359	7,889
	Entergy Arkansas LLC	3.350%	6/15/52	5,000	3,348
	Entergy Arkansas LLC	5.750%	6/1/54	1,305	1,292
	Entergy Corp.	2.950%	9/1/26	8,900	8,640
	Entergy Corp.	1.900%	6/15/28	7,000	6,321
	Entergy Corp.	2.800%	6/15/30	9,541	8,498
	Entergy Corp.	2.400%	6/15/31	7,550	6,377
	Entergy Corp.	3.750%	6/15/50	9,319	6,602
	Entergy Corp.	7.125%	12/1/54	13,500	13,757
	Entergy Louisiana LLC	2.400%	10/1/26	4,235	4,078
	Entergy Louisiana LLC	3.120%	9/1/27	5,600	5,383
	Entergy Louisiana LLC	3.250%	4/1/28	4,700	4,468
	Entergy Louisiana LLC	1.600%	12/15/30	3,200	2,637
	Entergy Louisiana LLC	3.050%	6/1/31	6,055	5,389
	Entergy Louisiana LLC	2.350%	6/15/32	17,500	14,558
	Entergy Louisiana LLC	4.000%	3/15/33	12,845	11,760
	Entergy Louisiana LLC	5.350%	3/15/34	3,850	3,848
	Entergy Louisiana LLC	3.100%	6/15/41	5,706	4,091
	Entergy Louisiana LLC	4.950%	1/15/45	5,325	4,703
	Entergy Louisiana LLC	4.200%	9/1/48	9,306	7,396
	Entergy Louisiana LLC	4.200%	4/1/50	6,200	4,871
	Entergy Louisiana LLC	2.900%	3/15/51	6,738	4,136
	Entergy Louisiana LLC	4.750%	9/15/52	2,140	1,841
	Entergy Louisiana LLC	5.700%	3/15/54	7,100	7,008
	Entergy Mississippi LLC	2.850%	6/1/28	8,225	7,713
	Entergy Mississippi LLC	5.000%	9/1/33	4,000	3,914
	Entergy Mississippi LLC	3.850%	6/1/49	10,525	7,818
	Entergy Mississippi LLC	3.500%	6/1/51	8,500	5,895
	Entergy Mississippi LLC	5.850%	6/1/54	5,350	5,381
	Entergy Texas Inc.	4.000%	3/30/29	4,962	4,800
	Entergy Texas Inc.	1.750%	3/15/31	6,000	4,943
	Entergy Texas Inc.	4.500%	3/30/39	3,000	2,657
	Entergy Texas Inc.	3.550%	9/30/49	7,585	5,320
	Entergy Texas Inc.	5.800%	9/1/53	2,000	1,999
	Entergy Texas Inc.	5.550%	9/15/54	3,750	3,635
	Essential Utilities Inc.	4.800%	8/15/27	10,196	10,179
	Essential Utilities Inc.	3.566%	5/1/29	8,836	8,314
	Essential Utilities Inc.	2.704%	4/15/30	6,000	5,336
	Essential Utilities Inc.	5.375%	1/15/34	5,000	4,954
	Essential Utilities Inc.	4.276%	5/1/49	4,300	3,365
	Essential Utilities Inc.	3.351%	4/15/50	5,000	3,282
	Essential Utilities Inc.	5.300%	5/1/52	18,500	16,805
	Evergy Inc.	2.900%	9/15/29	22,500	20,458
	Evergy Inc.	6.650%	6/1/55	5,850	5,863
	Evergy Kansas Central Inc.	2.550%	7/1/26	6,250	6,063
	Evergy Kansas Central Inc.	3.100%	4/1/27	4,500	4,354
	Evergy Kansas Central Inc.	4.125%	3/1/42	10,190	8,302
	Evergy Kansas Central Inc.	4.100%	4/1/43	4,055	3,257
	Evergy Kansas Central Inc.	4.250%	12/1/45	3,910	3,149
	Evergy Kansas Central Inc.	3.250%	9/1/49	4,700	3,103
122

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Evergy Kansas Central Inc.	3.450%	4/15/50	8,496	5,855
	Evergy Kansas Central Inc.	5.700%	3/15/53	2,656	2,609
[2]	Evergy Metro Inc.	2.250%	6/1/30	3,300	2,858
	Evergy Metro Inc.	4.950%	4/15/33	4,000	3,901
	Evergy Metro Inc.	5.400%	4/1/34	13,000	13,003
	Evergy Metro Inc.	5.300%	10/1/41	3,355	3,170
	Evergy Metro Inc.	4.200%	6/15/47	5,255	4,141
	Evergy Metro Inc.	4.200%	3/15/48	3,000	2,376
[7]	Evergy Missouri West Inc.	5.650%	6/1/34	3,250	3,279
	Eversource Energy	2.900%	3/1/27	7,200	6,907
	Eversource Energy	4.600%	7/1/27	5,000	4,965
[2]	Eversource Energy	3.300%	1/15/28	8,850	8,411
	Eversource Energy	5.450%	3/1/28	13,200	13,366
[2]	Eversource Energy	4.250%	4/1/29	10,205	9,859
[2]	Eversource Energy	1.650%	8/15/30	9,510	7,905
	Eversource Energy	2.550%	3/15/31	3,500	2,994
	Eversource Energy	5.850%	4/15/31	16,500	16,918
	Eversource Energy	3.375%	3/1/32	14,500	12,699
	Eversource Energy	5.125%	5/15/33	12,500	12,143
	Eversource Energy	5.500%	1/1/34	12,500	12,406
	Eversource Energy	5.950%	7/15/34	3,350	3,434
	Eversource Energy	3.450%	1/15/50	10,850	7,420
	Exelon Corp.	3.400%	4/15/26	7,075	6,958
	Exelon Corp.	2.750%	3/15/27	7,000	6,701
	Exelon Corp.	5.150%	3/15/28	9,162	9,218
	Exelon Corp.	5.150%	3/15/29	8,000	8,038
	Exelon Corp.	4.050%	4/15/30	15,150	14,434
	Exelon Corp.	3.350%	3/15/32	3,527	3,124
	Exelon Corp.	5.450%	3/15/34	8,955	8,944
[2]	Exelon Corp.	4.950%	6/15/35	9,790	9,252
	Exelon Corp.	5.625%	6/15/35	5,880	5,897
	Exelon Corp.	5.100%	6/15/45	6,725	6,078
	Exelon Corp.	5.600%	3/15/53	24,058	23,162
[2]	FirstEnergy Corp.	3.900%	7/15/27	15,545	15,157
	FirstEnergy Corp.	2.650%	3/1/30	8,429	7,475
[2]	FirstEnergy Corp.	2.250%	9/1/30	13,416	11,492
[2]	FirstEnergy Corp.	4.850%	7/15/47	11,000	9,344
[2]	FirstEnergy Corp.	3.400%	3/1/50	8,300	5,615
[7]	FirstEnergy Transmission LLC	4.550%	1/15/30	7,350	7,152
[7]	FirstEnergy Transmission LLC	5.000%	1/15/35	3,350	3,237
	Florida Power & Light Co.	4.450%	5/15/26	7,500	7,501
[2]	Florida Power & Light Co.	3.300%	5/30/27	2,325	2,251
	Florida Power & Light Co.	5.050%	4/1/28	12,555	12,677
	Florida Power & Light Co.	4.400%	5/15/28	5,250	5,197
	Florida Power & Light Co.	5.150%	6/15/29	6,500	6,580
	Florida Power & Light Co.	4.625%	5/15/30	9,000	8,908
	Florida Power & Light Co.	2.450%	2/3/32	21,895	18,477
	Florida Power & Light Co.	5.100%	4/1/33	13,000	12,913
	Florida Power & Light Co.	4.800%	5/15/33	4,613	4,491
	Florida Power & Light Co.	5.625%	4/1/34	1,950	2,008
	Florida Power & Light Co.	5.300%	6/15/34	3,500	3,514
	Florida Power & Light Co.	5.650%	2/1/37	3,379	3,451
	Florida Power & Light Co.	5.950%	2/1/38	3,250	3,400
	Florida Power & Light Co.	5.960%	4/1/39	11,319	11,823
	Florida Power & Light Co.	5.690%	3/1/40	5,365	5,474
	Florida Power & Light Co.	5.250%	2/1/41	975	943
	Florida Power & Light Co.	4.125%	2/1/42	8,425	7,013
	Florida Power & Light Co.	4.050%	6/1/42	4,600	3,787
	Florida Power & Light Co.	3.800%	12/15/42	1,535	1,212
	Florida Power & Light Co.	4.050%	10/1/44	2,973	2,415
	Florida Power & Light Co.	3.950%	3/1/48	19,054	14,951
	Florida Power & Light Co.	3.990%	3/1/49	9,122	7,139
	Florida Power & Light Co.	3.150%	10/1/49	9,675	6,509
	Florida Power & Light Co.	2.875%	12/4/51	25,500	15,964
	Florida Power & Light Co.	5.300%	4/1/53	8,100	7,711
	Florida Power & Light Co.	5.600%	6/15/54	7,737	7,718
	Fortis Inc.	3.055%	10/4/26	6,473	6,270
	Georgia Power Co.	3.250%	4/1/26	8,250	8,113
	Georgia Power Co.	5.004%	2/23/27	8,025	8,087
	Georgia Power Co.	3.250%	3/30/27	3,500	3,396
123

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Georgia Power Co.	4.650%	5/16/28	15,168	15,103
[2]	Georgia Power Co.	2.650%	9/15/29	14,000	12,693
	Georgia Power Co.	4.550%	3/15/30	11,750	11,556
	Georgia Power Co.	4.950%	5/17/33	20,468	20,056
[2]	Georgia Power Co.	4.750%	9/1/40	3,425	3,122
	Georgia Power Co.	4.300%	3/15/42	11,290	9,602
	Georgia Power Co.	4.300%	3/15/43	2,555	2,137
[2]	Georgia Power Co.	3.700%	1/30/50	2,400	1,756
[2]	Georgia Power Co.	3.250%	3/15/51	7,500	5,044
	Iberdrola International BV	6.750%	7/15/36	3,285	3,628
	Idaho Power Co.	5.200%	8/15/34	2,500	2,484
[2]	Idaho Power Co.	5.800%	4/1/54	1,050	1,048
	Indiana Michigan Power Co.	3.850%	5/15/28	3,000	2,901
	Indiana Michigan Power Co.	6.050%	3/15/37	2,890	2,975
[2]	Indiana Michigan Power Co.	4.550%	3/15/46	11,055	9,321
[2]	Indiana Michigan Power Co.	3.750%	7/1/47	6,454	4,776
	Indiana Michigan Power Co.	4.250%	8/15/48	490	385
	Indiana Michigan Power Co.	3.250%	5/1/51	5,500	3,605
	Indiana Michigan Power Co.	5.625%	4/1/53	507	494
	Interstate Power & Light Co.	4.100%	9/26/28	4,570	4,436
	Interstate Power & Light Co.	3.600%	4/1/29	6,774	6,410
	Interstate Power & Light Co.	2.300%	6/1/30	8,000	6,913
	Interstate Power & Light Co.	5.700%	10/15/33	3,000	3,050
	Interstate Power & Light Co.	4.950%	9/30/34	1,250	1,203
	Interstate Power & Light Co.	6.250%	7/15/39	3,275	3,457
	Interstate Power & Light Co.	3.700%	9/15/46	2,925	2,163
	Interstate Power & Light Co.	3.100%	11/30/51	4,000	2,547
	Interstate Power & Light Co.	5.450%	9/30/54	3,844	3,635
	IPALCO Enterprises Inc.	4.250%	5/1/30	4,400	4,143
	IPALCO Enterprises Inc.	5.750%	4/1/34	10,300	10,299
	ITC Holdings Corp.	3.250%	6/30/26	4,865	4,755
	ITC Holdings Corp.	3.350%	11/15/27	6,505	6,264
	ITC Holdings Corp.	5.300%	7/1/43	4,226	3,868
[7]	Jersey Central Power & Light Co.	5.100%	1/15/35	2,725	2,658
[2]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	2,467	2,275
	Johnsonville Aeroderivative Combustion Turbine Generation LLC	5.078%	10/1/54	8,150	7,834
[2]	Kentucky Utilities Co.	5.450%	4/15/33	3,750	3,782
	Kentucky Utilities Co.	5.125%	11/1/40	8,765	8,288
	Kentucky Utilities Co.	4.375%	10/1/45	6,900	5,710
	Kentucky Utilities Co.	3.300%	6/1/50	9,000	6,051
[2]	Louisville Gas & Electric Co.	5.450%	4/15/33	2,500	2,526
	Louisville Gas & Electric Co.	4.250%	4/1/49	9,900	7,856
	MidAmerican Energy Co.	3.100%	5/1/27	3,050	2,950
	MidAmerican Energy Co.	3.650%	4/15/29	14,300	13,634
	MidAmerican Energy Co.	6.750%	12/30/31	8,550	9,422
	MidAmerican Energy Co.	5.350%	1/15/34	428	433
[2]	MidAmerican Energy Co.	5.750%	11/1/35	2,630	2,724
[2]	MidAmerican Energy Co.	5.800%	10/15/36	3,250	3,346
	MidAmerican Energy Co.	4.800%	9/15/43	5,110	4,585
	MidAmerican Energy Co.	4.400%	10/15/44	2,870	2,448
	MidAmerican Energy Co.	4.250%	5/1/46	5,205	4,285
	MidAmerican Energy Co.	3.950%	8/1/47	3,199	2,487
	MidAmerican Energy Co.	3.650%	8/1/48	8,075	5,978
	MidAmerican Energy Co.	4.250%	7/15/49	3,524	2,859
	MidAmerican Energy Co.	3.150%	4/15/50	5,000	3,347
	MidAmerican Energy Co.	5.850%	9/15/54	16,200	16,461
	MidAmerican Energy Co.	5.300%	2/1/55	6,050	5,700
[2]	Mississippi Power Co.	4.250%	3/15/42	7,117	5,922
	National Fuel Gas Co.	5.500%	1/15/26	4,498	4,516
	National Fuel Gas Co.	5.500%	10/1/26	2,990	3,012
	National Fuel Gas Co.	3.950%	9/15/27	1,900	1,846
	National Fuel Gas Co.	4.750%	9/1/28	11,000	10,847
	National Fuel Gas Co.	2.950%	3/1/31	1,500	1,292
	National Grid plc	5.602%	6/12/28	4,000	4,078
	National Grid plc	5.809%	6/12/33	16,721	17,050
	National Grid plc	5.418%	1/11/34	8,500	8,466
	National Grid USA	5.803%	4/1/35	2,817	2,815
[2]	National Rural Utilities Cooperative Finance Corp.	1.000%	6/15/26	16,657	15,812
	National Rural Utilities Cooperative Finance Corp.	3.050%	4/25/27	2,150	2,072
[2]	National Rural Utilities Cooperative Finance Corp.	5.100%	5/6/27	8,100	8,163
124

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	National Rural Utilities Cooperative Finance Corp.	4.120%	9/16/27	8,050	7,941
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	21,725	20,862
	National Rural Utilities Cooperative Finance Corp.	4.800%	3/15/28	1,500	1,502
[2]	National Rural Utilities Cooperative Finance Corp.	5.050%	9/15/28	3,500	3,524
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	3,000	2,898
[2]	National Rural Utilities Cooperative Finance Corp.	4.850%	2/7/29	12,052	12,052
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	9,730	9,293
	National Rural Utilities Cooperative Finance Corp.	5.150%	6/15/29	16,775	16,977
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/30	4,700	4,146
[2]	National Rural Utilities Cooperative Finance Corp.	5.000%	2/7/31	5,000	5,022
	National Rural Utilities Cooperative Finance Corp.	1.350%	3/15/31	4,000	3,204
[2]	National Rural Utilities Cooperative Finance Corp.	1.650%	6/15/31	3,500	2,836
[2]	National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	1,513	1,759
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	6,552	6,059
	National Rural Utilities Cooperative Finance Corp.	4.150%	12/15/32	4,909	4,575
	National Rural Utilities Cooperative Finance Corp.	5.800%	1/15/33	12,000	12,418
	National Rural Utilities Cooperative Finance Corp.	5.000%	8/15/34	6,000	5,862
[2]	National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	2,900	2,861
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	8,976	7,326
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	8,365	6,765
[2]	Nevada Power Co.	3.700%	5/1/29	5,575	5,319
[2]	Nevada Power Co.	2.400%	5/1/30	3,044	2,676
[2]	Nevada Power Co.	6.650%	4/1/36	965	1,032
[2]	Nevada Power Co.	6.750%	7/1/37	5,575	6,104
[2]	Nevada Power Co.	3.125%	8/1/50	3,114	1,985
[2]	Nevada Power Co.	5.900%	5/1/53	2,000	1,996
	Nevada Power Co.	6.000%	3/15/54	11,000	11,227
	NextEra Energy Capital Holdings Inc.	6.051%	3/1/25	2,500	2,504
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	22,595	22,015
	NextEra Energy Capital Holdings Inc.	4.625%	7/15/27	6,783	6,773
	NextEra Energy Capital Holdings Inc.	4.900%	2/28/28	9,450	9,457
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	16,000	14,485
	NextEra Energy Capital Holdings Inc.	4.900%	3/15/29	10,100	10,071
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	13,469	12,706
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	10,335	9,362
	NextEra Energy Capital Holdings Inc.	5.000%	2/28/30	4,750	4,756
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	43,021	37,215
	NextEra Energy Capital Holdings Inc.	5.000%	7/15/32	2,273	2,238
	NextEra Energy Capital Holdings Inc.	5.050%	2/28/33	32,148	31,532
	NextEra Energy Capital Holdings Inc.	5.250%	3/15/34	11,000	10,879
	NextEra Energy Capital Holdings Inc.	5.250%	2/28/53	18,150	16,671
	NextEra Energy Capital Holdings Inc.	5.550%	3/15/54	11,750	11,243
	NextEra Energy Capital Holdings Inc.	6.750%	6/15/54	23,214	23,791
	NextEra Energy Capital Holdings Inc.	6.700%	9/1/54	12,400	12,597
[2]	NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	2,462	2,372
[2]	NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	1,100	1,074
	NiSource Inc.	3.490%	5/15/27	10,500	10,212
	NiSource Inc.	5.250%	3/30/28	17,760	17,904
	NiSource Inc.	5.200%	7/1/29	5,200	5,236
	NiSource Inc.	2.950%	9/1/29	16,020	14,655
	NiSource Inc.	3.600%	5/1/30	7,173	6,687
	NiSource Inc.	1.700%	2/15/31	14,545	11,895
	NiSource Inc.	5.400%	6/30/33	5,000	4,989
	NiSource Inc.	5.350%	4/1/34	15,500	15,374
	NiSource Inc.	5.950%	6/15/41	8,021	8,106
	NiSource Inc.	5.250%	2/15/43	4,120	3,840
	NiSource Inc.	4.375%	5/15/47	17,888	14,592
	NiSource Inc.	3.950%	3/30/48	1,045	795
	NiSource Inc.	5.000%	6/15/52	10,242	9,057
	NiSource Inc.	6.375%	3/31/55	6,250	6,224
	Northern States Power Co.	2.250%	4/1/31	4,000	3,399
	Northern States Power Co.	6.250%	6/1/36	840	907
	Northern States Power Co.	6.200%	7/1/37	2,705	2,883
	Northern States Power Co.	5.350%	11/1/39	3,295	3,235
	Northern States Power Co.	4.000%	8/15/45	2,100	1,659
	Northern States Power Co.	3.600%	5/15/46	4,475	3,317
	Northern States Power Co.	3.600%	9/15/47	1,000	737
	Northern States Power Co.	2.900%	3/1/50	7,305	4,664
	Northern States Power Co.	2.600%	6/1/51	3,300	1,968
	Northern States Power Co.	3.200%	4/1/52	4,000	2,680
125

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Northern States Power Co.	4.500%	6/1/52	5,000	4,210
	Northern States Power Co.	5.100%	5/15/53	3,900	3,602
	Northern States Power Co.	5.400%	3/15/54	9,100	8,771
	Northern States Power Co.	5.650%	6/15/54	10,000	9,981
	NorthWestern Corp.	4.176%	11/15/44	6,425	5,127
	NSTAR Electric Co.	3.200%	5/15/27	6,000	5,795
	NSTAR Electric Co.	3.250%	5/15/29	1,430	1,336
	NSTAR Electric Co.	5.400%	6/1/34	8,000	8,046
	NSTAR Electric Co.	5.500%	3/15/40	5,005	4,905
	NSTAR Electric Co.	4.400%	3/1/44	4,662	3,924
	NSTAR Electric Co.	4.550%	6/1/52	5,000	4,185
	NSTAR Electric Co.	4.950%	9/15/52	1,936	1,735
	OGE Energy Corp.	5.450%	5/15/29	500	507
	Oglethorpe Power Corp.	5.375%	11/1/40	9,720	9,185
	Oglethorpe Power Corp.	4.500%	4/1/47	5,290	4,320
	Oglethorpe Power Corp.	5.050%	10/1/48	4,045	3,557
	Oglethorpe Power Corp.	3.750%	8/1/50	419	297
	Oglethorpe Power Corp.	5.250%	9/1/50	2,355	2,098
	Oglethorpe Power Corp.	6.200%	12/1/53	10,950	11,254
[7]	Oglethorpe Power Corp.	5.800%	6/1/54	7,500	7,346
	Ohio Edison Co.	6.875%	7/15/36	4,180	4,602
[2]	Ohio Power Co.	1.625%	1/15/31	5,000	4,070
	Ohio Power Co.	5.000%	6/1/33	8,500	8,226
	Ohio Power Co.	5.650%	6/1/34	8,500	8,554
	Ohio Power Co.	4.150%	4/1/48	3,800	2,907
	Ohio Power Co.	4.000%	6/1/49	5,178	3,883
[2]	Ohio Power Co.	2.900%	10/1/51	4,984	2,991
	Oklahoma Gas & Electric Co.	3.800%	8/15/28	3,500	3,377
	Oklahoma Gas & Electric Co.	3.300%	3/15/30	3,936	3,622
	Oklahoma Gas & Electric Co.	3.250%	4/1/30	2,000	1,833
	Oklahoma Gas & Electric Co.	5.400%	1/15/33	4,666	4,702
	Oklahoma Gas & Electric Co.	4.150%	4/1/47	2,215	1,746
	Oklahoma Gas & Electric Co.	3.850%	8/15/47	3,975	2,974
	Oklahoma Gas & Electric Co.	5.600%	4/1/53	13,900	13,518
	Oncor Electric Delivery Co. LLC	4.300%	5/15/28	8,500	8,389
	Oncor Electric Delivery Co. LLC	3.700%	11/15/28	4,000	3,845
	Oncor Electric Delivery Co. LLC	5.750%	3/15/29	2,610	2,702
[7]	Oncor Electric Delivery Co. LLC	4.650%	11/1/29	7,300	7,226
	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	9,900	8,887
	Oncor Electric Delivery Co. LLC	7.000%	5/1/32	4,420	4,913
	Oncor Electric Delivery Co. LLC	4.550%	9/15/32	4,596	4,417
	Oncor Electric Delivery Co. LLC	7.250%	1/15/33	150	169
	Oncor Electric Delivery Co. LLC	5.650%	11/15/33	8,165	8,374
	Oncor Electric Delivery Co. LLC	7.500%	9/1/38	2,405	2,821
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	3,500	3,382
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	7,725	6,767
	Oncor Electric Delivery Co. LLC	5.300%	6/1/42	1,889	1,806
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	2,393	1,835
	Oncor Electric Delivery Co. LLC	4.100%	11/15/48	4,185	3,306
	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	8,530	6,433
	Oncor Electric Delivery Co. LLC	3.700%	5/15/50	6,864	5,007
	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	11,425	6,729
	Oncor Electric Delivery Co. LLC	4.950%	9/15/52	11,555	10,310
	Oncor Electric Delivery Co. LLC	5.350%	10/1/52	3,458	3,265
[7]	Oncor Electric Delivery Co. LLC	5.550%	6/15/54	18,405	17,890
	ONE Gas Inc.	5.100%	4/1/29	11,500	11,578
	ONE Gas Inc.	2.000%	5/15/30	2,500	2,158
	ONE Gas Inc.	4.658%	2/1/44	7,382	6,445
	ONE Gas Inc.	4.500%	11/1/48	3,000	2,478
	Pacific Gas & Electric Co.	3.150%	1/1/26	25,389	24,941
	Pacific Gas & Electric Co.	2.950%	3/1/26	5,400	5,278
	Pacific Gas & Electric Co.	3.300%	3/15/27	10,000	9,652
	Pacific Gas & Electric Co.	5.450%	6/15/27	4,109	4,155
	Pacific Gas & Electric Co.	2.100%	8/1/27	10,000	9,325
	Pacific Gas & Electric Co.	3.300%	12/1/27	20,800	19,869
	Pacific Gas & Electric Co.	3.000%	6/15/28	4,000	3,748
	Pacific Gas & Electric Co.	3.750%	7/1/28	17,500	16,736
	Pacific Gas & Electric Co.	6.100%	1/15/29	33,908	35,068
	Pacific Gas & Electric Co.	5.550%	5/15/29	8,000	8,128
	Pacific Gas & Electric Co.	4.550%	7/1/30	30,000	29,043
126

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pacific Gas & Electric Co.	2.500%	2/1/31	32,516	27,825
	Pacific Gas & Electric Co.	3.250%	6/1/31	9,367	8,302
	Pacific Gas & Electric Co.	4.400%	3/1/32	1,000	941
	Pacific Gas & Electric Co.	5.900%	6/15/32	6,700	6,880
	Pacific Gas & Electric Co.	6.150%	1/15/33	7,500	7,786
	Pacific Gas & Electric Co.	6.400%	6/15/33	12,960	13,676
	Pacific Gas & Electric Co.	6.950%	3/15/34	26,011	28,537
	Pacific Gas & Electric Co.	5.800%	5/15/34	12,245	12,520
	Pacific Gas & Electric Co.	4.500%	7/1/40	50,631	43,610
	Pacific Gas & Electric Co.	3.300%	8/1/40	11,652	8,699
	Pacific Gas & Electric Co.	4.200%	6/1/41	6,000	4,883
	Pacific Gas & Electric Co.	3.750%	8/15/42	2,624	1,969
	Pacific Gas & Electric Co.	4.600%	6/15/43	3,000	2,525
	Pacific Gas & Electric Co.	4.750%	2/15/44	10,500	8,943
	Pacific Gas & Electric Co.	4.300%	3/15/45	7,000	5,572
	Pacific Gas & Electric Co.	4.250%	3/15/46	5,000	3,944
	Pacific Gas & Electric Co.	3.950%	12/1/47	11,300	8,426
	Pacific Gas & Electric Co.	4.950%	7/1/50	43,227	37,453
	Pacific Gas & Electric Co.	3.500%	8/1/50	2,102	1,440
	Pacific Gas & Electric Co.	5.250%	3/1/52	8,500	7,617
	Pacific Gas & Electric Co.	6.750%	1/15/53	15,901	17,321
	Pacific Gas & Electric Co.	6.700%	4/1/53	27,795	30,110
	Pacific Gas & Electric Co.	5.900%	10/1/54	7,700	7,613
	PacifiCorp	5.100%	2/15/29	10,000	10,055
	PacifiCorp	3.500%	6/15/29	15,000	14,109
	PacifiCorp	2.700%	9/15/30	7,473	6,600
	PacifiCorp	5.300%	2/15/31	12,342	12,448
	PacifiCorp	7.700%	11/15/31	985	1,121
	PacifiCorp	5.450%	2/15/34	4,100	4,075
	PacifiCorp	5.250%	6/15/35	2,875	2,830
	PacifiCorp	6.100%	8/1/36	3,925	4,067
	PacifiCorp	5.750%	4/1/37	3,287	3,299
	PacifiCorp	6.250%	10/15/37	8,700	9,108
	PacifiCorp	6.350%	7/15/38	2,650	2,765
	PacifiCorp	6.000%	1/15/39	1,135	1,155
	PacifiCorp	4.100%	2/1/42	2,006	1,610
	PacifiCorp	4.125%	1/15/49	14,900	11,572
	PacifiCorp	4.150%	2/15/50	9,000	6,951
	PacifiCorp	3.300%	3/15/51	20,089	13,035
	PacifiCorp	2.900%	6/15/52	1,700	1,011
	PacifiCorp	5.350%	12/1/53	19,189	17,592
	PacifiCorp	5.500%	5/15/54	3,500	3,270
	PacifiCorp	5.800%	1/15/55	18,133	17,651
	PECO Energy Co.	4.900%	6/15/33	1,612	1,583
	PECO Energy Co.	5.950%	10/1/36	2,500	2,609
	PECO Energy Co.	4.150%	10/1/44	2,732	2,244
	PECO Energy Co.	3.000%	9/15/49	3,740	2,440
	PECO Energy Co.	2.800%	6/15/50	10,900	6,769
	PECO Energy Co.	3.050%	3/15/51	4,000	2,575
	PECO Energy Co.	2.850%	9/15/51	4,325	2,671
	PECO Energy Co.	4.600%	5/15/52	4,000	3,431
	PECO Energy Co.	4.375%	8/15/52	4,507	3,721
	PECO Energy Co.	5.250%	9/15/54	14,523	13,728
[2]	PG&E Energy Recovery Funding LLC	1.460%	7/15/31	2,538	2,291
[2]	PG&E Energy Recovery Funding LLC	2.280%	1/15/36	6,760	5,304
[2]	PG&E Energy Recovery Funding LLC	2.822%	7/15/46	5,025	3,529
[2]	PG&E Recovery Funding LLC	5.045%	7/15/32	860	862
[2]	PG&E Recovery Funding LLC	4.838%	6/1/33	7,100	7,056
[2]	PG&E Recovery Funding LLC	5.256%	1/15/38	15,970	15,901
[2]	PG&E Recovery Funding LLC	5.231%	6/1/42	6,100	6,056
[2]	PG&E Recovery Funding LLC	5.536%	7/15/47	4,970	4,949
[2]	PG&E Recovery Funding LLC	5.529%	6/1/49	11,000	10,896
[2]	PG&E Wildfire Recovery Funding LLC	3.594%	6/1/30	8,111	7,850
[2]	PG&E Wildfire Recovery Funding LLC	4.022%	6/1/31	2,175	2,119
[2]	PG&E Wildfire Recovery Funding LLC	4.263%	6/1/36	2,800	2,624
[2]	PG&E Wildfire Recovery Funding LLC	4.722%	6/1/37	4,275	4,106
[2]	PG&E Wildfire Recovery Funding LLC	5.081%	6/1/41	3,425	3,333
[2]	PG&E Wildfire Recovery Funding LLC	4.451%	12/1/47	12,725	11,052
[2]	PG&E Wildfire Recovery Funding LLC	5.212%	12/1/47	12,025	11,512
[2]	PG&E Wildfire Recovery Funding LLC	4.674%	12/1/51	2,850	2,528
127

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	PG&E Wildfire Recovery Funding LLC	5.099%	6/1/52	3,850	3,630
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	1,339	1,262
	Piedmont Natural Gas Co. Inc.	2.500%	3/15/31	3,700	3,158
	Piedmont Natural Gas Co. Inc.	5.400%	6/15/33	9,890	9,889
	Piedmont Natural Gas Co. Inc.	5.100%	2/15/35	10,800	10,467
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	1,225	1,058
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	6,223	4,447
	Piedmont Natural Gas Co. Inc.	3.350%	6/1/50	10,900	7,191
	Piedmont Natural Gas Co. Inc.	5.050%	5/15/52	3,848	3,371
	Potomac Electric Power Co.	5.200%	3/15/34	2,100	2,083
	Potomac Electric Power Co.	6.500%	11/15/37	4,118	4,506
	Potomac Electric Power Co.	4.150%	3/15/43	6,390	5,270
	Potomac Electric Power Co.	5.500%	3/15/54	2,800	2,709
	PPL Capital Funding Inc.	3.100%	5/15/26	7,779	7,597
	PPL Capital Funding Inc.	5.250%	9/1/34	800	787
	PPL Electric Utilities Corp.	5.000%	5/15/33	10,000	9,875
	PPL Electric Utilities Corp.	4.850%	2/15/34	7,870	7,666
	PPL Electric Utilities Corp.	6.250%	5/15/39	8,775	9,475
	PPL Electric Utilities Corp.	4.125%	6/15/44	1,825	1,513
	PPL Electric Utilities Corp.	4.150%	10/1/45	4,030	3,299
	PPL Electric Utilities Corp.	4.150%	6/15/48	2,795	2,250
	PPL Electric Utilities Corp.	3.000%	10/1/49	5,000	3,277
	Progress Energy Inc.	6.000%	12/1/39	4,007	4,056
	Public Service Co. of Colorado	3.700%	6/15/28	4,245	4,097
[2]	Public Service Co. of Colorado	1.900%	1/15/31	3,500	2,921
	Public Service Co. of Colorado	1.875%	6/15/31	11,694	9,625
[2]	Public Service Co. of Colorado	4.100%	6/1/32	5,500	5,157
	Public Service Co. of Colorado	5.350%	5/15/34	14,000	14,012
[2]	Public Service Co. of Colorado	6.250%	9/1/37	400	422
	Public Service Co. of Colorado	6.500%	8/1/38	75	81
	Public Service Co. of Colorado	3.600%	9/15/42	1,291	981
	Public Service Co. of Colorado	4.300%	3/15/44	3,475	2,845
	Public Service Co. of Colorado	3.800%	6/15/47	3,100	2,299
	Public Service Co. of Colorado	4.100%	6/15/48	3,695	2,873
	Public Service Co. of Colorado	4.050%	9/15/49	5,534	4,242
[2]	Public Service Co. of Colorado	3.200%	3/1/50	5,200	3,445
[2]	Public Service Co. of Colorado	2.700%	1/15/51	19,705	11,680
[2]	Public Service Co. of Colorado	4.500%	6/1/52	4,000	3,310
	Public Service Co. of Colorado	5.250%	4/1/53	20,662	19,186
	Public Service Co. of Colorado	5.750%	5/15/54	17,000	16,966
	Public Service Co. of New Hampshire	5.350%	10/1/33	8,971	9,057
	Public Service Co. of New Hampshire	3.600%	7/1/49	2,900	2,103
	Public Service Co. of New Hampshire	5.150%	1/15/53	4,800	4,438
	Public Service Co. of Oklahoma	5.250%	1/15/33	5,000	4,930
	Public Service Co. of Oklahoma	5.200%	1/15/35	6,800	6,586
[2]	Public Service Electric & Gas Co.	0.950%	3/15/26	4,500	4,309
[2]	Public Service Electric & Gas Co.	2.250%	9/15/26	3,055	2,939
[2]	Public Service Electric & Gas Co.	3.000%	5/15/27	3,000	2,896
[2]	Public Service Electric & Gas Co.	3.200%	5/15/29	7,230	6,780
[2]	Public Service Electric & Gas Co.	2.450%	1/15/30	2,500	2,232
[2]	Public Service Electric & Gas Co.	3.100%	3/15/32	5,000	4,423
[2]	Public Service Electric & Gas Co.	4.900%	12/15/32	10,700	10,599
[2]	Public Service Electric & Gas Co.	4.650%	3/15/33	5,000	4,836
[2]	Public Service Electric & Gas Co.	5.200%	3/1/34	7,500	7,475
	Public Service Electric & Gas Co.	4.850%	8/1/34	9,275	9,018
[2]	Public Service Electric & Gas Co.	5.800%	5/1/37	875	901
[2]	Public Service Electric & Gas Co.	3.950%	5/1/42	4,295	3,492
[2]	Public Service Electric & Gas Co.	3.650%	9/1/42	650	506
[2]	Public Service Electric & Gas Co.	3.800%	3/1/46	9,100	7,032
[2]	Public Service Electric & Gas Co.	3.600%	12/1/47	3,075	2,262
[2]	Public Service Electric & Gas Co.	3.850%	5/1/49	6,500	4,977
[2]	Public Service Electric & Gas Co.	3.150%	1/1/50	4,300	2,885
[2]	Public Service Electric & Gas Co.	2.700%	5/1/50	6,683	4,072
[2]	Public Service Electric & Gas Co.	2.050%	8/1/50	5,000	2,631
[2]	Public Service Electric & Gas Co.	3.000%	3/1/51	5,500	3,546
[2]	Public Service Electric & Gas Co.	5.125%	3/15/53	866	805
	Public Service Electric & Gas Co.	5.450%	8/1/53	12,083	11,762
[2]	Public Service Electric & Gas Co.	5.450%	3/1/54	6,250	6,048
	Public Service Electric & Gas Co.	5.300%	8/1/54	9,700	9,208
	Public Service Enterprise Group Inc.	5.850%	11/15/27	5,000	5,140
128

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Public Service Enterprise Group Inc.	5.875%	10/15/28	5,000	5,157
	Public Service Enterprise Group Inc.	5.200%	4/1/29	18,700	18,896
	Public Service Enterprise Group Inc.	1.600%	8/15/30	20,364	16,946
	Public Service Enterprise Group Inc.	6.125%	10/15/33	15,000	15,640
	Public Service Enterprise Group Inc.	5.450%	4/1/34	7,742	7,724
	Puget Energy Inc.	2.379%	6/15/28	2,899	2,645
	Puget Energy Inc.	4.100%	6/15/30	5,200	4,874
	Puget Energy Inc.	4.224%	3/15/32	5,600	5,117
	Puget Sound Energy Inc.	5.330%	6/15/34	2,100	2,084
	Puget Sound Energy Inc.	6.274%	3/15/37	3,840	4,055
	Puget Sound Energy Inc.	5.757%	10/1/39	13,540	13,619
	Puget Sound Energy Inc.	5.795%	3/15/40	1,510	1,510
	Puget Sound Energy Inc.	4.300%	5/20/45	6,005	4,886
	Puget Sound Energy Inc.	4.223%	6/15/48	10,225	8,184
	Puget Sound Energy Inc.	3.250%	9/15/49	3,894	2,593
	Puget Sound Energy Inc.	5.448%	6/1/53	6,750	6,413
	Puget Sound Energy Inc.	5.685%	6/15/54	4,300	4,216
	San Diego Gas & Electric Co.	4.950%	8/15/28	4,000	4,015
[2]	San Diego Gas & Electric Co.	1.700%	10/1/30	4,514	3,784
[2]	San Diego Gas & Electric Co.	3.000%	3/15/32	6,000	5,228
	San Diego Gas & Electric Co.	6.000%	6/1/39	4,461	4,629
	San Diego Gas & Electric Co.	4.500%	8/15/40	5,670	5,067
[2]	San Diego Gas & Electric Co.	3.750%	6/1/47	5,750	4,295
	San Diego Gas & Electric Co.	4.150%	5/15/48	5,100	4,048
[2]	San Diego Gas & Electric Co.	3.320%	4/15/50	8,675	5,842
[2]	San Diego Gas & Electric Co.	2.950%	8/15/51	5,000	3,219
	San Diego Gas & Electric Co.	3.700%	3/15/52	10,000	7,198
	San Diego Gas & Electric Co.	5.350%	4/1/53	6,300	5,931
	San Diego Gas & Electric Co.	5.550%	4/15/54	12,300	11,922
[2]	SCE Recovery Funding LLC	4.697%	6/15/40	3,990	3,847
[2]	SCE Recovery Funding LLC	2.943%	11/15/42	2,475	1,995
[2]	SCE Recovery Funding LLC	3.240%	11/15/46	1,600	1,146
[2]	SCE Recovery Funding LLC	5.112%	12/15/47	3,475	3,263
	Sempra	3.250%	6/15/27	7,595	7,309
	Sempra	3.400%	2/1/28	14,958	14,293
	Sempra	3.700%	4/1/29	7,348	6,976
	Sempra	5.500%	8/1/33	10,285	10,311
	Sempra	3.800%	2/1/38	12,452	10,288
	Sempra	6.000%	10/15/39	8,125	8,274
	Sempra	4.000%	2/1/48	7,570	5,731
	Sempra	4.125%	4/1/52	8,350	7,996
	Sempra	6.400%	10/1/54	10,750	10,649
	Sempra	6.875%	10/1/54	10,800	10,912
	Sempra	6.550%	4/1/55	4,750	4,714
	Sempra	6.625%	4/1/55	6,500	6,488
	Sierra Pacific Power Co.	2.600%	5/1/26	9,930	9,664
	Sierra Pacific Power Co.	5.900%	3/15/54	5,000	5,007
[2]	Southern California Edison Co.	1.200%	2/1/26	3,000	2,890
	Southern California Edison Co.	5.350%	3/1/26	26,500	26,680
	Southern California Edison Co.	4.400%	9/6/26	4,800	4,781
	Southern California Edison Co.	4.875%	2/1/27	9,289	9,319
[2]	Southern California Edison Co.	4.700%	6/1/27	8,000	8,001
	Southern California Edison Co.	5.850%	11/1/27	3,000	3,084
[2]	Southern California Edison Co.	3.650%	3/1/28	6,875	6,620
	Southern California Edison Co.	5.650%	10/1/28	6,000	6,141
[2]	Southern California Edison Co.	4.200%	3/1/29	8,000	7,751
	Southern California Edison Co.	6.650%	4/1/29	850	897
	Southern California Edison Co.	5.150%	6/1/29	10,000	10,059
	Southern California Edison Co.	2.850%	8/1/29	10,405	9,500
	Southern California Edison Co.	2.250%	6/1/30	7,000	6,076
[2]	Southern California Edison Co.	2.500%	6/1/31	5,275	4,511
	Southern California Edison Co.	5.450%	6/1/31	5,000	5,078
	Southern California Edison Co.	2.750%	2/1/32	3,500	2,987
	Southern California Edison Co.	6.000%	1/15/34	5,655	5,918
	Southern California Edison Co.	5.200%	6/1/34	24,557	24,293
[2]	Southern California Edison Co.	5.750%	4/1/35	800	817
[2]	Southern California Edison Co.	5.350%	7/15/35	4,085	4,048
	Southern California Edison Co.	5.625%	2/1/36	2,445	2,439
[2]	Southern California Edison Co.	5.550%	1/15/37	5,000	4,960
[2]	Southern California Edison Co.	5.950%	2/1/38	2,800	2,860
129

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southern California Edison Co.	6.050%	3/15/39	1,460	1,508
	Southern California Edison Co.	5.500%	3/15/40	7,472	7,274
	Southern California Edison Co.	4.500%	9/1/40	3,882	3,393
	Southern California Edison Co.	4.050%	3/15/42	11,496	9,294
	Southern California Edison Co.	4.650%	10/1/43	11,575	9,984
[2]	Southern California Edison Co.	3.600%	2/1/45	2,650	1,952
	Southern California Edison Co.	4.000%	4/1/47	8,531	6,561
[2]	Southern California Edison Co.	4.125%	3/1/48	8,370	6,521
[2]	Southern California Edison Co.	4.875%	3/1/49	6,400	5,571
	Southern California Edison Co.	3.650%	2/1/50	15,452	11,040
[2]	Southern California Edison Co.	2.950%	2/1/51	2,000	1,254
[2]	Southern California Edison Co.	3.650%	6/1/51	5,300	3,748
	Southern California Edison Co.	3.450%	2/1/52	5,300	3,582
[2]	Southern California Edison Co.	5.450%	6/1/52	8,800	8,261
	Southern California Edison Co.	5.700%	3/1/53	7,880	7,649
	Southern California Edison Co.	5.875%	12/1/53	8,000	7,959
	Southern California Edison Co.	5.750%	4/15/54	2,494	2,448
[2]	Southern California Gas Co.	2.600%	6/15/26	12,015	11,680
	Southern California Gas Co.	2.950%	4/15/27	8,000	7,695
[2]	Southern California Gas Co.	2.550%	2/1/30	10,020	8,973
	Southern California Gas Co.	5.200%	6/1/33	5,000	4,975
	Southern California Gas Co.	5.050%	9/1/34	6,000	5,904
	Southern California Gas Co.	3.750%	9/15/42	4,075	3,178
[2]	Southern California Gas Co.	4.125%	6/1/48	5,800	4,552
[2]	Southern California Gas Co.	4.300%	1/15/49	1,000	809
[2]	Southern California Gas Co.	3.950%	2/15/50	4,500	3,411
	Southern California Gas Co.	6.350%	11/15/52	5,100	5,479
	Southern California Gas Co.	5.750%	6/1/53	7,400	7,353
	Southern California Gas Co.	5.600%	4/1/54	2,805	2,741
	Southern Co.	3.250%	7/1/26	22,141	21,690
	Southern Co.	5.113%	8/1/27	15,050	15,170
[2]	Southern Co.	1.750%	3/15/28	5,000	4,535
	Southern Co.	4.850%	6/15/28	17,020	17,035
	Southern Co.	5.500%	3/15/29	15,000	15,301
[2]	Southern Co.	3.700%	4/30/30	14,200	13,322
	Southern Co.	5.700%	10/15/32	5,050	5,189
	Southern Co.	5.200%	6/15/33	27,247	26,940
	Southern Co.	4.850%	3/15/35	25,350	24,189
	Southern Co.	4.250%	7/1/36	11,245	10,100
	Southern Co.	4.400%	7/1/46	23,844	19,713
[2]	Southern Co.	4.000%	1/15/51	5,000	4,889
[2]	Southern Co.	3.750%	9/15/51	13,919	13,325
	Southern Co. Gas Capital Corp.	3.250%	6/15/26	10,875	10,650
[2]	Southern Co. Gas Capital Corp.	1.750%	1/15/31	11,086	9,124
	Southern Co. Gas Capital Corp.	5.150%	9/15/32	14,404	14,350
	Southern Co. Gas Capital Corp.	5.750%	9/15/33	17,750	18,191
	Southern Co. Gas Capital Corp.	4.950%	9/15/34	3,900	3,773
	Southern Co. Gas Capital Corp.	5.875%	3/15/41	6,325	6,389
	Southern Co. Gas Capital Corp.	4.400%	6/1/43	1,500	1,259
	Southern Co. Gas Capital Corp.	3.950%	10/1/46	4,725	3,642
	Southern Co. Gas Capital Corp.	4.400%	5/30/47	13,495	11,065
	Southern Power Co.	0.900%	1/15/26	1,000	960
	Southern Power Co.	5.150%	9/15/41	4,990	4,648
	Southern Power Co.	5.250%	7/15/43	2,635	2,434
[2]	Southern Power Co.	4.950%	12/15/46	3,965	3,458
	Southwest Gas Corp.	5.800%	12/1/27	2,000	2,048
	Southwest Gas Corp.	3.700%	4/1/28	2,500	2,402
	Southwest Gas Corp.	2.200%	6/15/30	5,000	4,308
	Southwest Gas Corp.	4.050%	3/15/32	6,000	5,569
	Southwest Gas Corp.	3.800%	9/29/46	2,600	1,905
	Southwest Gas Corp.	4.150%	6/1/49	2,300	1,741
[2]	Southwestern Electric Power Co.	1.650%	3/15/26	10,300	9,911
[2]	Southwestern Electric Power Co.	2.750%	10/1/26	6,266	6,042
[2]	Southwestern Electric Power Co.	4.100%	9/15/28	8,962	8,694
	Southwestern Electric Power Co.	5.300%	4/1/33	9,500	9,395
	Southwestern Electric Power Co.	6.200%	3/15/40	5,475	5,627
[2]	Southwestern Electric Power Co.	3.900%	4/1/45	6,491	4,829
[2]	Southwestern Electric Power Co.	3.850%	2/1/48	10,024	7,207
	Southwestern Electric Power Co.	3.250%	11/1/51	7,000	4,447
	Southwestern Public Service Co.	4.500%	8/15/41	4,164	3,567
130

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southwestern Public Service Co.	3.400%	8/15/46	8,460	5,894
	Southwestern Public Service Co.	3.700%	8/15/47	7,200	5,210
[2]	Southwestern Public Service Co.	4.400%	11/15/48	3,610	2,924
	Southwestern Public Service Co.	3.750%	6/15/49	7,525	5,448
[2]	Southwestern Public Service Co.	3.150%	5/1/50	9,750	6,308
	Southwestern Public Service Co.	6.000%	6/1/54	1,928	1,948
	Spire Missouri Inc.	4.800%	2/15/33	3,000	2,927
[2]	Spire Missouri Inc.	5.150%	8/15/34	1,200	1,189
	System Energy Resources Inc.	5.300%	12/15/34	1,900	1,862
	Tampa Electric Co.	4.900%	3/1/29	2,500	2,498
	Tampa Electric Co.	2.400%	3/15/31	4,500	3,845
	Tampa Electric Co.	4.350%	5/15/44	796	656
	Tampa Electric Co.	4.300%	6/15/48	14,065	11,267
	Tampa Electric Co.	3.625%	6/15/50	9,373	6,664
	Tampa Electric Co.	5.000%	7/15/52	5,000	4,445
	Toledo Edison Co.	6.150%	5/15/37	2,769	2,913
	Tucson Electric Power Co.	1.500%	8/1/30	2,500	2,065
	Tucson Electric Power Co.	3.250%	5/15/32	3,000	2,631
	Tucson Electric Power Co.	5.200%	9/15/34	3,500	3,430
	Tucson Electric Power Co.	5.500%	4/15/53	4,750	4,512
	Union Electric Co.	2.950%	6/15/27	17,194	16,515
	Union Electric Co.	3.500%	3/15/29	10,284	9,753
	Union Electric Co.	2.950%	3/15/30	4,525	4,117
	Union Electric Co.	2.150%	3/15/32	5,600	4,592
	Union Electric Co.	5.200%	4/1/34	16,123	16,008
	Union Electric Co.	5.300%	8/1/37	3,882	3,857
	Union Electric Co.	8.450%	3/15/39	2,365	2,994
	Union Electric Co.	3.900%	9/15/42	175	140
	Union Electric Co.	3.650%	4/15/45	3,625	2,731
	Union Electric Co.	4.000%	4/1/48	8,500	6,572
	Union Electric Co.	3.250%	10/1/49	4,840	3,331
	Union Electric Co.	2.625%	3/15/51	7,500	4,422
	Union Electric Co.	3.900%	4/1/52	10,200	7,795
	Union Electric Co.	5.450%	3/15/53	5,500	5,257
	Union Electric Co.	5.125%	3/15/55	2,500	2,287
	United Utilities plc	6.875%	8/15/28	9,302	9,804
[2]	Virginia Electric & Power Co.	3.150%	1/15/26	14,820	14,607
[2]	Virginia Electric & Power Co.	2.950%	11/15/26	14,506	14,075
[2]	Virginia Electric & Power Co.	3.500%	3/15/27	6,850	6,676
[2]	Virginia Electric & Power Co.	3.800%	4/1/28	11,552	11,204
[2]	Virginia Electric & Power Co.	2.875%	7/15/29	10,882	10,018
	Virginia Electric & Power Co.	2.300%	11/15/31	25,550	21,363
	Virginia Electric & Power Co.	2.400%	3/30/32	6,650	5,557
	Virginia Electric & Power Co.	5.000%	4/1/33	10,750	10,518
	Virginia Electric & Power Co.	5.300%	8/15/33	5,500	5,477
	Virginia Electric & Power Co.	5.050%	8/15/34	1,250	1,219
[2]	Virginia Electric & Power Co.	6.000%	5/15/37	6,835	7,070
	Virginia Electric & Power Co.	6.350%	11/30/37	3,150	3,348
	Virginia Electric & Power Co.	4.000%	1/15/43	17,262	13,749
[2]	Virginia Electric & Power Co.	4.650%	8/15/43	6,005	5,261
	Virginia Electric & Power Co.	4.450%	2/15/44	7,656	6,485
[2]	Virginia Electric & Power Co.	4.200%	5/15/45	7,384	5,944
[2]	Virginia Electric & Power Co.	4.000%	11/15/46	9,685	7,501
[2]	Virginia Electric & Power Co.	3.800%	9/15/47	7,604	5,674
	Virginia Electric & Power Co.	4.600%	12/1/48	10,700	8,983
	Virginia Electric & Power Co.	3.300%	12/1/49	2,406	1,628
	Virginia Electric & Power Co.	2.450%	12/15/50	8,052	4,528
	Virginia Electric & Power Co.	2.950%	11/15/51	14,625	9,082
[2]	Virginia Electric & Power Co.	4.625%	5/15/52	3,650	3,068
	Virginia Electric & Power Co.	5.450%	4/1/53	20,740	19,727
	Virginia Electric & Power Co.	5.700%	8/15/53	7,000	6,909
	Virginia Electric & Power Co.	5.550%	8/15/54	2,175	2,104
[2]	Virginia Power Fuel Securitization LLC	5.088%	5/1/27	1,895	1,900
[2]	Virginia Power Fuel Securitization LLC	4.877%	5/1/31	8,875	8,865
[2]	Washington Gas Light Co.	3.796%	9/15/46	3,550	2,664
[2]	Washington Gas Light Co.	3.650%	9/15/49	4,285	3,071
	WEC Energy Group Inc.	4.750%	1/9/26	4,500	4,501
	WEC Energy Group Inc.	5.600%	9/12/26	2,088	2,115
	WEC Energy Group Inc.	5.150%	10/1/27	2,000	2,021
	WEC Energy Group Inc.	1.375%	10/15/27	11,500	10,490
131

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	WEC Energy Group Inc.	4.750%	1/15/28	4,500	4,493
	WEC Energy Group Inc.	2.200%	12/15/28	5,300	4,779
	WEC Energy Group Inc.	1.800%	10/15/30	1,711	1,430
	Wisconsin Electric Power Co.	1.700%	6/15/28	2,500	2,264
	Wisconsin Electric Power Co.	5.000%	5/15/29	6,400	6,446
	Wisconsin Electric Power Co.	4.750%	9/30/32	10,997	10,846
	Wisconsin Electric Power Co.	5.625%	5/15/33	2,240	2,324
	Wisconsin Electric Power Co.	4.600%	10/1/34	1,825	1,739
	Wisconsin Electric Power Co.	5.700%	12/1/36	100	104
	Wisconsin Electric Power Co.	4.300%	10/15/48	5,325	4,378
	Wisconsin Electric Power Co.	5.050%	10/1/54	4,025	3,654
	Wisconsin Power & Light Co.	3.050%	10/15/27	2,300	2,200
	Wisconsin Power & Light Co.	3.000%	7/1/29	4,471	4,121
	Wisconsin Power & Light Co.	4.950%	4/1/33	3,500	3,402
	Wisconsin Power & Light Co.	5.375%	3/30/34	10,000	9,949
	Wisconsin Power & Light Co.	6.375%	8/15/37	2,150	2,283
	Wisconsin Power & Light Co.	3.650%	4/1/50	4,000	2,855
	Wisconsin Public Service Corp.	4.550%	12/1/29	3,500	3,452
	Wisconsin Public Service Corp.	3.671%	12/1/42	2,650	2,048
	Wisconsin Public Service Corp.	2.850%	12/1/51	4,045	2,492
	Xcel Energy Inc.	3.350%	12/1/26	10,000	9,745
	Xcel Energy Inc.	1.750%	3/15/27	8,361	7,826
	Xcel Energy Inc.	4.000%	6/15/28	14,995	14,506
	Xcel Energy Inc.	2.600%	12/1/29	33,005	29,478
	Xcel Energy Inc.	3.400%	6/1/30	14,679	13,465
	Xcel Energy Inc.	2.350%	11/15/31	3,200	2,641
	Xcel Energy Inc.	4.600%	6/1/32	9,000	8,567
	Xcel Energy Inc.	5.450%	8/15/33	8,750	8,688
	Xcel Energy Inc.	6.500%	7/1/36	1,646	1,757
	Xcel Energy Inc.	3.500%	12/1/49	9,276	6,366
					7,594,698
Total Corporate Bonds (Cost $86,609,397)					79,474,778
Sovereign Bonds (3.2%)
[2]	African Development Bank	0.875%	3/23/26	36,000	34,475
[2]	African Development Bank	0.875%	7/22/26	18,725	17,745
	African Development Bank	4.625%	1/4/27	15,500	15,566
	African Development Bank	4.125%	2/25/27	22,400	22,278
[2]	African Development Bank	4.375%	11/3/27	31,200	31,204
	African Development Bank	4.375%	3/14/28	21,900	21,898
	African Development Bank	3.500%	9/18/29	23,875	22,898
[2]	African Development Bank	5.750%	Perpetual	3,900	3,737
	Asian Development Bank	4.250%	1/9/26	46,600	46,525
[2]	Asian Development Bank	0.500%	2/4/26	67,225	64,467
[2]	Asian Development Bank	1.000%	4/14/26	70,000	67,067
[2]	Asian Development Bank	2.000%	4/24/26	1,700	1,649
[2]	Asian Development Bank	4.875%	5/21/26	39,000	39,260
[2]	Asian Development Bank	1.750%	8/14/26	7,666	7,357
[2]	Asian Development Bank	2.625%	1/12/27	11,224	10,847
[2]	Asian Development Bank	4.125%	1/12/27	35,000	34,836
[2]	Asian Development Bank	1.500%	1/20/27	48,150	45,467
[2]	Asian Development Bank	2.375%	8/10/27	5,265	5,009
	Asian Development Bank	6.220%	8/15/27	2,175	2,256
[2]	Asian Development Bank	3.125%	8/20/27	39,175	37,977
[2]	Asian Development Bank	2.500%	11/2/27	46,115	43,840
[2]	Asian Development Bank	2.750%	1/19/28	450	429
[2]	Asian Development Bank	3.750%	4/25/28	31,150	30,561
[2]	Asian Development Bank	1.250%	6/9/28	5,000	4,509
[2]	Asian Development Bank	4.500%	8/25/28	64,125	64,389
[2]	Asian Development Bank	3.125%	9/26/28	15,188	14,557
[2]	Asian Development Bank	4.375%	3/6/29	31,850	31,764
[2]	Asian Development Bank	3.625%	8/28/29	35,803	34,567
[2]	Asian Development Bank	1.750%	9/19/29	6,340	5,616
[2]	Asian Development Bank	1.875%	1/24/30	10,865	9,599
[2]	Asian Development Bank	0.750%	10/8/30	19,000	15,419
[2]	Asian Development Bank	1.500%	3/4/31	34,200	28,607
	Asian Development Bank	3.125%	4/27/32	25,000	22,751
[2]	Asian Development Bank	3.875%	9/28/32	9,600	9,153
[2]	Asian Development Bank	4.000%	1/12/33	22,530	21,559
132

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Asian Development Bank	3.875%	6/14/33	22,450	21,236
[2]	Asian Development Bank	4.125%	1/12/34	28,000	26,885
	Asian Infrastructure Investment Bank	3.375%	6/29/25	30,000	29,845
	Asian Infrastructure Investment Bank	0.500%	1/27/26	33,000	31,655
	Asian Infrastructure Investment Bank	4.875%	9/14/26	19,070	19,233
	Asian Infrastructure Investment Bank	3.750%	9/14/27	60,000	59,045
	Asian Infrastructure Investment Bank	4.000%	1/18/28	25,315	25,049
	Asian Infrastructure Investment Bank	4.125%	1/18/29	19,100	18,873
	Asian Infrastructure Investment Bank	4.250%	3/13/34	8,625	8,343
	Canadian Government Bond	0.750%	5/19/26	45,000	42,848
	Canadian Government Bond	3.750%	4/26/28	32,300	31,729
	Canadian Government Bond	4.625%	4/30/29	23,210	23,386
	Corp. Andina de Fomento	4.750%	4/1/26	7,240	7,233
	Corp. Andina de Fomento	2.250%	2/8/27	8,100	7,703
	Corp. Andina de Fomento	6.000%	4/26/27	11,920	12,252
	Corp. Andina de Fomento	4.125%	1/7/28	3,100	3,052
	Corp. Andina de Fomento	5.000%	1/24/29	25,700	25,824
	Council of Europe Development Bank	3.750%	5/25/26	13,075	12,956
	Council of Europe Development Bank	0.875%	9/22/26	20,900	19,710
	Council of Europe Development Bank	4.625%	6/11/27	7,213	7,259
	Council of Europe Development Bank	3.625%	1/26/28	16,100	15,747
	Council of Europe Development Bank	4.125%	1/24/29	6,300	6,218
[2,7]	Electricite de France SA	4.750%	10/13/35	2,059	1,893
	Equinor ASA	1.750%	1/22/26	10,247	9,955
	Equinor ASA	3.000%	4/6/27	3,254	3,154
	Equinor ASA	7.250%	9/23/27	4,350	4,656
	Equinor ASA	3.625%	9/10/28	9,652	9,342
[7]	Equinor ASA	6.500%	12/1/28	225	239
	Equinor ASA	3.125%	4/6/30	17,391	16,038
	Equinor ASA	2.375%	5/22/30	26,288	23,316
	Equinor ASA	5.100%	8/17/40	11,100	10,667
	Equinor ASA	4.250%	11/23/41	3,100	2,669
	Equinor ASA	3.950%	5/15/43	3,025	2,481
	Equinor ASA	4.800%	11/8/43	12,295	11,291
	Equinor ASA	3.250%	11/18/49	11,671	7,956
	Equinor ASA	3.700%	4/6/50	19,825	14,653
[2]	European Bank for Reconstruction & Development	0.500%	1/28/26	26,175	25,106
[2]	European Bank for Reconstruction & Development	4.375%	3/9/28	35,400	35,400
	European Bank for Reconstruction & Development	4.125%	1/25/29	36,400	35,951
[2]	European Bank for Reconstruction & Development	4.250%	3/13/34	11,600	11,221
	European Investment Bank	0.375%	3/26/26	65,800	62,679
	European Investment Bank	2.125%	4/13/26	23,000	22,365
	European Investment Bank	0.750%	10/26/26	28,000	26,273
[2]	European Investment Bank	1.375%	3/15/27	31,000	29,085
	European Investment Bank	4.375%	3/19/27	84,125	84,169
	European Investment Bank	2.375%	5/24/27	22,528	21,531
	European Investment Bank	0.625%	10/21/27	4,000	3,612
	European Investment Bank	3.250%	11/15/27	34,823	33,810
	European Investment Bank	3.875%	3/15/28	51,700	50,968
	European Investment Bank	4.500%	10/16/28	37,400	37,575
	European Investment Bank	4.000%	2/15/29	82,200	80,813
	European Investment Bank	4.750%	6/15/29	97,000	98,161
	European Investment Bank	1.625%	10/9/29	3,060	2,692
	European Investment Bank	3.750%	11/15/29	56,900	55,138
	European Investment Bank	0.875%	5/17/30	3,000	2,489
	European Investment Bank	3.625%	7/15/30	48,625	46,617
	European Investment Bank	0.750%	9/23/30	17,010	13,842
	European Investment Bank	1.250%	2/14/31	32,933	27,202
	European Investment Bank	4.375%	10/10/31	28,844	28,510
	European Investment Bank	3.750%	2/14/33	25,875	24,367
	European Investment Bank	4.125%	2/13/34	49,425	47,408
	European Investment Bank	4.875%	2/15/36	14,460	14,656
[8]	Export Development Canada	4.375%	6/29/26	33,300	33,277
[8]	Export Development Canada	3.000%	5/25/27	22,100	21,412
[8]	Export Development Canada	3.750%	9/7/27	28,805	28,354
[8]	Export Development Canada	3.875%	2/14/28	23,300	22,959
[8]	Export Development Canada	4.125%	2/13/29	37,950	37,455
[8]	Export Development Canada	4.750%	6/5/34	10,080	10,126
	Export-Import Bank of Korea	4.875%	1/11/26	6,800	6,811
	Export-Import Bank of Korea	0.625%	2/9/26	5,000	4,784
133

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Export-Import Bank of Korea	2.625%	5/26/26	14,500	14,097
	Export-Import Bank of Korea	3.250%	8/12/26	425	416
	Export-Import Bank of Korea	4.625%	1/11/27	16,700	16,723
	Export-Import Bank of Korea	1.625%	1/18/27	5,600	5,284
	Export-Import Bank of Korea	2.375%	4/21/27	4,080	3,889
	Export-Import Bank of Korea	4.000%	9/11/27	6,875	6,785
	Export-Import Bank of Korea	4.250%	9/15/27	7,750	7,695
	Export-Import Bank of Korea	4.125%	10/17/27	9,200	9,106
	Export-Import Bank of Korea	5.000%	1/11/28	14,300	14,374
	Export-Import Bank of Korea	4.500%	1/11/29	3,700	3,660
	Export-Import Bank of Korea	4.000%	9/11/29	9,200	8,896
	Export-Import Bank of Korea	1.250%	9/21/30	19,450	15,969
	Export-Import Bank of Korea	1.375%	2/9/31	3,400	2,753
	Export-Import Bank of Korea	2.125%	1/18/32	8,900	7,351
	Export-Import Bank of Korea	4.500%	9/15/32	5,300	5,096
	Export-Import Bank of Korea	5.125%	1/11/33	13,070	13,096
	Export-Import Bank of Korea	5.125%	9/18/33	8,200	8,213
	Export-Import Bank of Korea	4.625%	1/11/34	4,000	3,862
	Export-Import Bank of Korea	2.500%	6/29/41	9,825	6,815
[2]	Hong Kong Government International Bond	1.750%	11/24/31	11,087	9,222
[2]	Hydro-Quebec	8.500%	12/1/29	3,940	4,503
[2]	Inter-American Development Bank	0.875%	4/20/26	40,000	38,249
[2]	Inter-American Development Bank	4.500%	5/15/26	30,000	30,046
[2]	Inter-American Development Bank	2.000%	6/2/26	29,907	28,940
	Inter-American Development Bank	2.000%	7/23/26	7,715	7,444
	Inter-American Development Bank	1.500%	1/13/27	25,000	23,613
	Inter-American Development Bank	4.375%	2/1/27	24,360	24,358
	Inter-American Development Bank	2.375%	7/7/27	28,500	27,155
	Inter-American Development Bank	0.625%	9/16/27	33,700	30,519
	Inter-American Development Bank	4.000%	1/12/28	54,600	54,031
	Inter-American Development Bank	1.125%	7/20/28	21,100	18,872
	Inter-American Development Bank	3.125%	9/18/28	25,000	23,949
	Inter-American Development Bank	4.125%	2/15/29	79,000	78,055
	Inter-American Development Bank	2.250%	6/18/29	23,200	21,152
[2]	Inter-American Development Bank	1.125%	1/13/31	70,825	58,095
[2]	Inter-American Development Bank	3.625%	9/17/31	35,825	33,853
[2]	Inter-American Development Bank	3.500%	4/12/33	24,100	22,197
[2]	Inter-American Development Bank	4.500%	9/13/33	31,025	30,640
	Inter-American Development Bank	4.375%	7/17/34	23,570	22,992
[2]	Inter-American Development Bank	3.875%	10/28/41	350	304
	Inter-American Development Bank	3.200%	8/7/42	6,901	5,432
	Inter-American Development Bank	4.375%	1/24/44	4,600	4,221
	Inter-American Investment Corp.	3.625%	2/17/27	2,650	2,606
	Inter-American Investment Corp.	4.125%	2/15/28	13,000	12,878
	Inter-American Investment Corp.	4.750%	9/19/28	6,975	7,042
	Inter-American Investment Corp.	4.250%	2/14/29	10,525	10,404
	International Bank for Reconstruction & Development	8.875%	3/1/26	450	470
	International Bank for Reconstruction & Development	4.750%	4/10/26	17,500	17,577
	International Bank for Reconstruction & Development	0.875%	7/15/26	26,500	25,149
	International Bank for Reconstruction & Development	4.000%	8/27/26	9,371	9,323
[2]	International Bank for Reconstruction & Development	1.875%	10/27/26	11,316	10,835
	International Bank for Reconstruction & Development	3.125%	6/15/27	100,000	97,177
[2]	International Bank for Reconstruction & Development	2.500%	11/22/27	75,000	71,256
	International Bank for Reconstruction & Development	0.750%	11/24/27	44,050	39,774
[2]	International Bank for Reconstruction & Development	1.375%	4/20/28	22,500	20,455
	International Bank for Reconstruction & Development	3.500%	7/12/28	53,100	51,609
	International Bank for Reconstruction & Development	4.625%	8/1/28	47,850	48,257
	International Bank for Reconstruction & Development	1.125%	9/13/28	24,575	21,881
	International Bank for Reconstruction & Development	3.625%	9/21/29	56,150	54,173
	International Bank for Reconstruction & Development	3.875%	10/16/29	31,667	30,871
[2]	International Bank for Reconstruction & Development	1.750%	10/23/29	12,680	11,210
	International Bank for Reconstruction & Development	3.875%	2/14/30	94,425	91,822
	International Bank for Reconstruction & Development	0.875%	5/14/30	15,000	12,441
	International Bank for Reconstruction & Development	4.000%	7/25/30	39,375	38,423
	International Bank for Reconstruction & Development	0.750%	8/26/30	36,870	30,025
	International Bank for Reconstruction & Development	4.000%	1/10/31	52,100	50,535
	International Bank for Reconstruction & Development	1.250%	2/10/31	79,765	65,803
	International Bank for Reconstruction & Development	4.500%	4/10/31	58,900	58,645
	International Bank for Reconstruction & Development	1.625%	11/3/31	95,000	78,659
	International Bank for Reconstruction & Development	2.500%	3/29/32	31,750	27,723
134

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	International Bank for Reconstruction & Development	4.750%	11/14/33	20,400	20,520
	International Bank for Reconstruction & Development	3.875%	8/28/34	34,315	32,190
[2]	International Bank for Reconstruction & Development	4.750%	2/15/35	2,500	2,503
[2]	International Finance Corp.	2.125%	4/7/26	15,290	14,862
[2]	International Finance Corp.	4.375%	1/15/27	52,500	52,488
[2]	International Finance Corp.	4.500%	7/13/28	11,200	11,258
[2]	International Finance Corp.	4.250%	7/2/29	30,000	29,746
	International Finance Corp.	0.750%	8/27/30	8,965	7,305
[2,9]	Japan Bank for International Cooperation	2.750%	1/21/26	2,286	2,241
[9]	Japan Bank for International Cooperation	4.250%	1/26/26	36,660	36,511
[2,9]	Japan Bank for International Cooperation	2.375%	4/20/26	2,114	2,055
[9]	Japan Bank for International Cooperation	4.250%	4/27/26	14,425	14,361
[9]	Japan Bank for International Cooperation	1.875%	7/21/26	22,000	21,126
[2,9]	Japan Bank for International Cooperation	2.250%	11/4/26	53,215	51,083
[9]	Japan Bank for International Cooperation	2.875%	6/1/27	51,150	49,171
[9]	Japan Bank for International Cooperation	2.875%	7/21/27	12,775	12,255
[9]	Japan Bank for International Cooperation	4.625%	7/22/27	17,400	17,418
[9]	Japan Bank for International Cooperation	2.750%	11/16/27	21,850	20,793
[9]	Japan Bank for International Cooperation	4.625%	7/19/28	7,500	7,520
[9]	Japan Bank for International Cooperation	3.250%	7/20/28	27,150	26,007
[9]	Japan Bank for International Cooperation	4.875%	10/18/28	2,325	2,353
[9]	Japan Bank for International Cooperation	3.500%	10/31/28	41,719	40,201
[9]	Japan Bank for International Cooperation	2.125%	2/16/29	28,567	25,859
[9]	Japan Bank for International Cooperation	2.000%	10/17/29	7,000	6,203
[9]	Japan Bank for International Cooperation	1.250%	1/21/31	11,150	9,115
[9]	Japan Bank for International Cooperation	4.375%	1/24/31	15,700	15,388
[9]	Japan Bank for International Cooperation	1.875%	4/15/31	19,500	16,461
[9]	Japan Bank for International Cooperation	4.625%	4/17/34	5,800	5,711
[9]	Japan International Cooperation Agency	2.750%	4/27/27	8,400	8,053
[9]	Japan International Cooperation Agency	3.250%	5/25/27	30,000	29,042
[9]	Japan International Cooperation Agency	4.000%	5/23/28	7,825	7,678
[9]	Japan International Cooperation Agency	3.375%	6/12/28	4,500	4,324
[9]	Japan International Cooperation Agency	4.750%	5/21/29	5,657	5,668
[9]	Japan International Cooperation Agency	1.000%	7/22/30	4,000	3,271
[9]	Japan International Cooperation Agency	1.750%	4/28/31	3,700	3,081
[10]	KFW	0.625%	1/22/26	65,400	62,874
[10]	KFW	5.000%	3/16/26	103,000	103,713
[10]	KFW	3.625%	4/1/26	34,150	33,831
[10]	KFW	4.625%	8/7/26	44,225	44,415
[10]	KFW	1.000%	10/1/26	25,000	23,618
[10]	KFW	4.375%	3/1/27	64,800	64,826
[10]	KFW	3.000%	5/20/27	80,330	77,874
[10]	KFW	3.500%	8/27/27	17,000	16,639
[10]	KFW	3.750%	2/15/28	44,000	43,225
[10]	KFW	2.875%	4/3/28	18,635	17,801
[10]	KFW	3.875%	6/15/28	45,775	45,059
[10]	KFW	4.000%	3/15/29	65,800	64,668
[10]	KFW	1.750%	9/14/29	7,225	6,405
[10]	KFW	0.750%	9/30/30	34,750	28,275
[10]	KFW	4.750%	10/29/30	17,200	17,428
[10]	KFW	4.125%	7/15/33	43,200	41,652
[10]	KFW	4.375%	2/28/34	17,275	16,920
[10]	KFW	0.000%	4/18/36	13,280	7,764
[10]	KFW	0.000%	6/29/37	27,892	15,344
	Korea Development Bank	3.000%	1/13/26	7,034	6,917
	Korea Development Bank	5.375%	10/23/26	7,650	7,739
	Korea Development Bank	4.625%	2/15/27	11,900	11,929
	Korea Development Bank	1.375%	4/25/27	11,000	10,249
	Korea Development Bank	4.125%	10/16/27	6,200	6,139
	Korea Development Bank	4.375%	2/15/28	24,425	24,123
	Korea Development Bank	5.375%	10/23/28	4,150	4,231
	Korea Development Bank	4.500%	2/15/29	21,900	21,649
	Korea Development Bank	1.625%	1/19/31	9,500	7,810
	Korea Development Bank	2.000%	10/25/31	6,500	5,356
	Korea Development Bank	4.375%	2/15/33	13,000	12,377
	Korea Development Bank	5.625%	10/23/33	4,400	4,561
[10]	Landwirtschaftliche Rentenbank	0.875%	3/30/26	26,400	25,248
[2,10]	Landwirtschaftliche Rentenbank	1.750%	7/27/26	11,696	11,228
[2,10]	Landwirtschaftliche Rentenbank	2.500%	11/15/27	23,105	21,928
[2,10]	Landwirtschaftliche Rentenbank	3.875%	6/14/28	16,450	16,188
135

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[10]	Landwirtschaftliche Rentenbank	4.625%	4/17/29	43,392	43,640
[10]	Landwirtschaftliche Rentenbank	0.875%	9/3/30	21,700	17,773
[2,10]	Landwirtschaftliche Rentenbank	5.000%	10/24/33	12,000	12,286
[2]	Nordic Investment Bank	0.500%	1/21/26	15,650	15,009
	Nordic Investment Bank	4.375%	3/14/28	35,075	35,053
	Nordic Investment Bank	4.250%	2/28/29	14,425	14,308
[11]	Oesterreichische Kontrollbank AG	4.125%	1/20/26	7,090	7,056
[2,11]	Oesterreichische Kontrollbank AG	0.500%	2/2/26	29,400	28,177
[11]	Oesterreichische Kontrollbank AG	5.000%	10/23/26	7,800	7,880
[11]	Oesterreichische Kontrollbank AG	4.750%	5/21/27	21,503	21,662
[11]	Oesterreichische Kontrollbank AG	3.625%	9/9/27	15,000	14,702
[11]	Oesterreichische Kontrollbank AG	4.250%	3/1/28	21,200	21,099
[2,11]	Oesterreichische Kontrollbank AG	4.125%	1/18/29	8,800	8,674
[11]	Oesterreichische Kontrollbank AG	3.750%	9/5/29	11,785	11,418
[2]	Oriental Republic of Uruguay	4.375%	10/27/27	9,195	9,105
[2]	Oriental Republic of Uruguay	4.375%	1/23/31	26,359	25,540
[2]	Oriental Republic of Uruguay	5.750%	10/28/34	26,520	27,231
[2]	Oriental Republic of Uruguay	7.625%	3/21/36	12,322	14,369
[2]	Oriental Republic of Uruguay	4.125%	11/20/45	6,029	5,033
[2]	Oriental Republic of Uruguay	5.100%	6/18/50	49,580	45,434
[2]	Oriental Republic of Uruguay	4.975%	4/20/55	28,321	25,032
[2]	Oriental Republic of Uruguay	5.250%	9/10/60	16,100	14,638
[12]	Petroleos Mexicanos	2.378%	4/15/25	95	93
	Province of Alberta	3.300%	3/15/28	14,000	13,505
	Province of Alberta	4.500%	6/26/29	15,940	15,860
	Province of Alberta	1.300%	7/22/30	25,282	21,113
	Province of Alberta	4.500%	1/24/34	13,900	13,440
[2]	Province of British Columbia	6.500%	1/15/26	622	633
	Province of British Columbia	2.250%	6/2/26	6,647	6,447
	Province of British Columbia	0.900%	7/20/26	15,000	14,212
	Province of British Columbia	4.800%	11/15/28	40,500	40,925
	Province of British Columbia	4.900%	4/24/29	35,000	35,365
	Province of British Columbia	1.300%	1/29/31	8,300	6,804
	Province of British Columbia	4.200%	7/6/33	14,650	13,928
	Province of British Columbia	4.750%	6/12/34	36,998	36,417
	Province of British Columbia	7.250%	9/1/36	2,681	3,166
	Province of Manitoba	2.125%	6/22/26	9,782	9,448
[2]	Province of Manitoba	1.500%	10/25/28	5,300	4,749
	Province of Manitoba	4.300%	7/27/33	12,950	12,381
	Province of Manitoba	4.900%	5/31/34	9,070	9,028
	Province of New Brunswick	3.625%	2/24/28	5,300	5,138
	Province of Ontario	1.050%	4/14/26	9,950	9,526
	Province of Ontario	2.500%	4/27/26	8,000	7,797
	Province of Ontario	2.300%	6/15/26	20,000	19,394
	Province of Ontario	3.100%	5/19/27	51,760	50,167
	Province of Ontario	1.050%	5/21/27	15,896	14,677
	Province of Ontario	4.200%	1/18/29	24,600	24,227
	Province of Ontario	3.700%	9/17/29	31,925	30,694
	Province of Ontario	2.000%	10/2/29	17,000	15,122
	Province of Ontario	1.125%	10/7/30	14,200	11,683
	Province of Ontario	1.600%	2/25/31	59,500	49,589
	Province of Ontario	1.800%	10/14/31	22,692	18,800
[2]	Province of Ontario	2.125%	1/21/32	18,224	15,340
	Province of Ontario	5.050%	4/24/34	20,051	20,188
	Province of Quebec	2.500%	4/20/26	500	487
	Province of Quebec	2.750%	4/12/27	43,050	41,442
	Province of Quebec	3.625%	4/13/28	14,300	13,926
	Province of Quebec	4.500%	4/3/29	31,300	31,152
[2]	Province of Quebec	7.500%	9/15/29	11,407	12,755
	Province of Quebec	1.350%	5/28/30	14,200	11,962
	Province of Quebec	1.900%	4/21/31	88,000	74,404
	Province of Quebec	4.500%	9/8/33	16,350	15,892
	Province of Quebec	4.250%	9/5/34	17,100	16,168
	Province of Saskatchewan	3.250%	6/8/27	8,000	7,762
	Republic of Chile	3.125%	1/21/26	8,894	8,712
[2]	Republic of Chile	2.750%	1/31/27	16,800	16,010
[2]	Republic of Chile	3.240%	2/6/28	33,810	31,982
[2]	Republic of Chile	4.850%	1/22/29	18,900	18,713
[2]	Republic of Chile	2.450%	1/31/31	10,937	9,368
[2]	Republic of Chile	2.550%	1/27/32	20,037	16,789
136

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Republic of Chile	2.550%	7/27/33	42,853	34,541
[2]	Republic of Chile	3.500%	1/31/34	18,920	16,306
[2]	Republic of Chile	4.950%	1/5/36	21,244	20,121
[2]	Republic of Chile	3.100%	5/7/41	47,810	34,226
[2]	Republic of Chile	4.340%	3/7/42	10,504	8,819
	Republic of Chile	3.860%	6/21/47	12,200	9,110
[2]	Republic of Chile	3.500%	1/25/50	31,700	21,864
[2]	Republic of Chile	4.000%	1/31/52	12,735	9,518
[2]	Republic of Chile	5.330%	1/5/54	10,065	9,300
[2]	Republic of Chile	3.100%	1/22/61	20,050	11,808
[2]	Republic of Chile	3.250%	9/21/71	12,750	7,519
	Republic of Finland	6.950%	2/15/26	1,000	1,026
[2]	Republic of Hungary	7.625%	3/29/41	18,941	20,924
[2]	Republic of Indonesia	4.150%	9/20/27	1,000	977
	Republic of Indonesia	3.500%	1/11/28	29,900	28,505
[2]	Republic of Indonesia	4.550%	1/11/28	4,600	4,525
	Republic of Indonesia	4.100%	4/24/28	7,850	7,596
	Republic of Indonesia	4.750%	2/11/29	16,150	15,908
[2]	Republic of Indonesia	4.400%	3/10/29	8,500	8,264
	Republic of Indonesia	3.400%	9/18/29	7,950	7,385
	Republic of Indonesia	2.850%	2/14/30	11,800	10,557
	Republic of Indonesia	3.850%	10/15/30	17,800	16,590
	Republic of Indonesia	1.850%	3/12/31	15,800	12,931
[2]	Republic of Indonesia	2.150%	7/28/31	12,500	10,310
[2]	Republic of Indonesia	3.550%	3/31/32	18,545	16,587
[2]	Republic of Indonesia	4.650%	9/20/32	13,400	12,770
[2]	Republic of Indonesia	4.850%	1/11/33	13,700	13,219
[2]	Republic of Indonesia	4.700%	2/10/34	7,175	6,806
[2]	Republic of Indonesia	4.750%	9/10/34	8,600	8,162
	Republic of Indonesia	4.350%	1/11/48	21,695	18,165
	Republic of Indonesia	5.350%	2/11/49	16,550	16,056
	Republic of Indonesia	3.700%	10/30/49	11,725	8,671
	Republic of Indonesia	3.500%	2/14/50	3,000	2,140
	Republic of Indonesia	4.200%	10/15/50	19,100	15,382
	Republic of Indonesia	3.050%	3/12/51	18,100	11,691
[2]	Republic of Indonesia	4.300%	3/31/52	8,075	6,532
[2]	Republic of Indonesia	5.450%	9/20/52	5,500	5,286
[2]	Republic of Indonesia	5.650%	1/11/53	12,400	12,239
[2]	Republic of Indonesia	5.100%	2/10/54	11,900	10,929
[2]	Republic of Indonesia	5.150%	9/10/54	7,500	6,909
[2]	Republic of Indonesia	3.200%	9/23/61	7,700	4,741
	Republic of Indonesia	4.450%	4/15/70	11,785	9,450
	Republic of Indonesia	3.350%	3/12/71	7,300	4,549
[2]	Republic of Italy	1.250%	2/17/26	32,100	30,846
[2]	Republic of Italy	2.875%	10/17/29	20,800	18,806
[2]	Republic of Italy	5.375%	6/15/33	21,495	21,252
[2]	Republic of Italy	4.000%	10/17/49	21,600	15,435
[2]	Republic of Italy	3.875%	5/6/51	34,655	23,428
	Republic of Korea	2.750%	1/19/27	42,176	40,798
	Republic of Korea	2.500%	6/19/29	10,500	9,622
	Republic of Korea	4.500%	7/3/29	18,300	18,239
	Republic of Korea	1.000%	9/16/30	7,500	6,144
	Republic of Korea	1.750%	10/15/31	6,750	5,576
	Republic of Korea	4.125%	6/10/44	8,711	7,541
	Republic of Korea	3.875%	9/20/48	5,693	4,639
	Republic of Panama	7.125%	1/29/26	10,702	10,863
	Republic of Panama	8.875%	9/30/27	7,896	8,471
[2]	Republic of Panama	3.875%	3/17/28	14,290	13,182
	Republic of Panama	9.375%	4/1/29	5,080	5,602
[2]	Republic of Panama	3.160%	1/23/30	18,300	15,280
[2]	Republic of Panama	7.500%	3/1/31	12,000	12,165
[2]	Republic of Panama	2.252%	9/29/32	49,975	34,939
[2]	Republic of Panama	6.400%	2/14/35	24,039	21,790
[2]	Republic of Panama	6.700%	1/26/36	17,063	15,845
[2]	Republic of Panama	6.875%	1/31/36	21,000	19,682
[2]	Republic of Panama	8.000%	3/1/38	12,820	12,845
[2]	Republic of Panama	4.500%	5/15/47	13,643	8,745
[2]	Republic of Panama	4.500%	4/16/50	29,718	18,364
[2]	Republic of Panama	4.300%	4/29/53	19,550	11,445
[2]	Republic of Panama	6.853%	3/28/54	15,700	13,382
137

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Republic of Panama	4.500%	4/1/56	38,156	22,606
[2]	Republic of Panama	7.875%	3/1/57	4,365	4,205
[2]	Republic of Panama	3.870%	7/23/60	35,521	18,563
[2]	Republic of Panama	4.500%	1/19/63	13,800	8,086
[2]	Republic of Peru	2.392%	1/23/26	15,200	14,744
	Republic of Peru	4.125%	8/25/27	10,800	10,555
	Republic of Peru	2.844%	6/20/30	2,525	2,220
[2]	Republic of Peru	2.783%	1/23/31	51,456	43,871
[2]	Republic of Peru	1.862%	12/1/32	12,100	9,163
	Republic of Peru	8.750%	11/21/33	28,693	34,096
[2]	Republic of Peru	3.000%	1/15/34	25,900	20,809
[2]	Republic of Peru	5.375%	2/8/35	15,775	15,122
[2]	Republic of Peru	6.550%	3/14/37	13,180	13,766
[2]	Republic of Peru	3.300%	3/11/41	14,800	10,666
	Republic of Peru	5.625%	11/18/50	25,933	24,230
[2]	Republic of Peru	3.550%	3/10/51	15,050	10,051
[2]	Republic of Peru	5.875%	8/8/54	20,500	19,472
[2]	Republic of Peru	2.780%	12/1/60	19,250	10,141
[2]	Republic of Peru	3.600%	1/15/72	11,675	7,110
[2]	Republic of Peru	3.230%	7/28/21	14,925	7,839
	Republic of Poland	3.250%	4/6/26	20,050	19,694
[2]	Republic of Poland	5.500%	11/16/27	16,957	17,266
[2]	Republic of Poland	4.625%	3/18/29	18,900	18,665
[2]	Republic of Poland	5.750%	11/16/32	17,600	17,942
[2]	Republic of Poland	4.875%	10/4/33	29,800	28,595
[2]	Republic of Poland	5.125%	9/18/34	34,200	33,077
[2]	Republic of Poland	5.500%	4/4/53	29,550	27,194
[2]	Republic of Poland	5.500%	3/18/54	41,050	37,703
	Republic of the Philippines	5.500%	3/30/26	9,350	9,407
	Republic of the Philippines	3.229%	3/29/27	5,200	5,011
	Republic of the Philippines	5.170%	10/13/27	10,200	10,251
	Republic of the Philippines	3.000%	2/1/28	46,550	43,748
	Republic of the Philippines	4.625%	7/17/28	1,600	1,571
	Republic of the Philippines	3.750%	1/14/29	26,296	24,979
	Republic of the Philippines	9.500%	2/2/30	14,800	17,684
	Republic of the Philippines	4.375%	3/5/30	6,000	5,794
	Republic of the Philippines	2.457%	5/5/30	11,800	10,326
	Republic of the Philippines	7.750%	1/14/31	15,750	17,763
	Republic of the Philippines	1.648%	6/10/31	14,484	11,640
	Republic of the Philippines	1.950%	1/6/32	9,075	7,288
	Republic of the Philippines	6.375%	1/15/32	11,504	12,189
	Republic of the Philippines	3.556%	9/29/32	8,500	7,569
	Republic of the Philippines	5.609%	4/13/33	8,700	8,829
	Republic of the Philippines	5.000%	7/17/33	13,050	12,730
	Republic of the Philippines	5.250%	5/14/34	11,500	11,338
	Republic of the Philippines	6.375%	10/23/34	21,140	22,710
	Republic of the Philippines	4.750%	3/5/35	11,200	10,594
	Republic of the Philippines	5.000%	1/13/37	14,550	14,015
	Republic of the Philippines	3.950%	1/20/40	25,190	20,887
	Republic of the Philippines	3.700%	3/1/41	22,808	18,095
	Republic of the Philippines	3.700%	2/2/42	21,838	17,154
	Republic of the Philippines	2.950%	5/5/45	14,130	9,436
	Republic of the Philippines	2.650%	12/10/45	17,528	11,047
	Republic of the Philippines	3.200%	7/6/46	25,825	17,867
	Republic of the Philippines	4.200%	3/29/47	10,504	8,485
	Republic of the Philippines	5.950%	10/13/47	10,000	10,328
	Republic of the Philippines	5.500%	1/17/48	12,700	12,304
	Republic of the Philippines	5.600%	5/14/49	13,000	12,717
	Republic of the Philippines	5.175%	9/5/49	12,600	11,639
[2]	State of Israel	2.875%	3/16/26	10,713	10,455
[2]	State of Israel	3.250%	1/17/28	6,795	6,420
[2]	State of Israel	5.375%	3/12/29	26,180	26,090
[2]	State of Israel	2.500%	1/15/30	12,125	10,533
[2]	State of Israel	2.750%	7/3/30	22,627	19,661
[2]	State of Israel	4.500%	1/17/33	32,875	30,134
[2]	State of Israel	5.500%	3/12/34	37,500	36,560
[2]	State of Israel	4.500%	1/30/43	16,230	13,465
[2]	State of Israel	4.125%	1/17/48	10,725	8,120
[2]	State of Israel	3.375%	1/15/50	25,525	16,531
[2]	State of Israel	3.875%	7/3/50	19,450	13,719
138

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	State of Israel	5.750%	3/12/54	34,050	31,100
[2]	State of Israel	4.500%	4/3/20	11,950	8,301
[2]	Svensk Exportkredit AB	4.375%	2/13/26	13,600	13,568
[2]	Svensk Exportkredit AB	4.875%	9/14/26	3,500	3,523
[2]	Svensk Exportkredit AB	2.250%	3/22/27	10,900	10,390
[2]	Svensk Exportkredit AB	3.750%	9/13/27	17,600	17,298
	Svensk Exportkredit AB	4.125%	6/14/28	13,250	13,115
[2]	Svensk Exportkredit AB	4.250%	2/1/29	27,400	27,066
[2]	Svensk Exportkredit AB	4.875%	10/4/30	32,380	32,737
	United Mexican States	4.125%	1/21/26	22,790	22,548
	United Mexican States	4.150%	3/28/27	29,155	28,492
	United Mexican States	3.750%	1/11/28	27,600	26,217
[2]	United Mexican States	5.400%	2/9/28	13,150	13,027
	United Mexican States	4.500%	4/22/29	29,900	28,494
[2]	United Mexican States	5.000%	5/7/29	12,000	11,568
[2]	United Mexican States	3.250%	4/16/30	28,400	24,719
[2]	United Mexican States	2.659%	5/24/31	45,800	37,116
[2]	United Mexican States	8.300%	8/15/31	11,390	13,172
[2]	United Mexican States	4.750%	4/27/32	15,575	14,113
[2]	United Mexican States	7.500%	4/8/33	9,200	9,935
[2]	United Mexican States	4.875%	5/19/33	31,850	28,491
[2]	United Mexican States	3.500%	2/12/34	34,369	27,286
[2]	United Mexican States	6.750%	9/27/34	5,864	5,934
[2]	United Mexican States	6.350%	2/9/35	56,700	55,350
[2]	United Mexican States	6.000%	5/7/36	53,750	50,528
	United Mexican States	6.050%	1/11/40	29,032	26,863
[2]	United Mexican States	4.280%	8/14/41	36,896	27,189
[2]	United Mexican States	4.750%	3/8/44	42,333	32,109
	United Mexican States	5.550%	1/21/45	17,325	14,991
	United Mexican States	4.600%	1/23/46	26,191	18,906
	United Mexican States	4.350%	1/15/47	23,594	16,430
	United Mexican States	4.600%	2/10/48	23,396	16,763
[2]	United Mexican States	4.500%	1/31/50	23,200	16,297
[2]	United Mexican States	5.000%	4/27/51	27,890	20,922
[2]	United Mexican States	4.400%	2/12/52	28,025	18,888
[2]	United Mexican States	6.338%	5/4/53	41,040	36,448
[2]	United Mexican States	6.400%	5/7/54	27,245	24,442
[2]	United Mexican States	3.771%	5/24/61	48,600	27,695
[2]	United Mexican States	5.750%	10/12/10	24,333	18,628
Total Sovereign Bonds (Cost $10,824,901)					10,055,348
Taxable Municipal Bonds (0.5%)
	Alabama Economic Settlement Authority BP Settlement Revenue	3.163%	9/15/25	400	396
	Alabama Federal AID Highway Finance Authority SO Revenue	2.650%	9/1/37	3,825	2,980
	Alameda County CA Joint Powers Authority Lease Revenue	7.046%	12/1/44	2,105	2,363
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	7.834%	2/15/41	3,625	4,275
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	8.084%	2/15/50	10,275	12,953
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.918%	4/1/40	2,135	2,372
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/49	17,518	18,515
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/50	5,025	5,760
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.907%	10/1/50	7,390	8,388
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	3.126%	4/1/55	5,425	3,553
	Broward County FL Airport System Revenue	3.477%	10/1/43	375	299
	California Earthquake Authority Revenue	5.603%	7/1/27	3,600	3,614
	California GO	2.650%	4/1/26	5,000	4,905
	California GO	1.700%	2/1/28	4,125	3,800
	California GO	3.500%	4/1/28	5,500	5,338
	California GO	5.125%	9/1/29	5,500	5,631
	California GO	2.500%	10/1/29	7,630	6,953
	California GO	1.750%	11/1/30	9,464	7,996
	California GO	5.750%	10/1/31	7,800	8,180
	California GO	6.000%	3/1/33	4,200	4,479
	California GO	4.500%	4/1/33	14,070	13,554
	California GO	7.500%	4/1/34	23,080	26,331
	California GO	5.150%	9/1/34	3,500	3,508
	California GO	4.600%	4/1/38	11,425	10,633
	California GO	7.550%	4/1/39	31,220	36,903
	California GO	7.300%	10/1/39	19,015	21,651
139

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	7.350%	11/1/39	11,730	13,413
	California GO	7.625%	3/1/40	14,985	17,657
	California GO	7.600%	11/1/40	20,835	24,811
	California GO	5.875%	10/1/41	2,300	2,378
	California GO	5.200%	3/1/43	4,700	4,553
	California Health Facilities Financing Authority Revenue (Social Bonds-Federally Taxable)	4.353%	6/1/41	800	710
	California State Taxable Various Purpose GO	5.125%	3/1/38	4,700	4,600
	California State University Systemwide Revenue	3.899%	11/1/47	4,275	3,492
	California State University Systemwide Revenue	2.897%	11/1/51	1,550	1,074
	California State University Systemwide Revenue	2.975%	11/1/51	6,395	4,280
	California State University Systemwide Revenue	2.719%	11/1/52	3,975	2,609
	California State University Systemwide Revenue	2.939%	11/1/52	5,620	3,744
	California State University Systemwide Revenue	5.183%	11/1/53	2,400	2,299
	Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.491%	11/1/39	1,660	1,659
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue	3.204%	1/15/51	5,300	3,656
	Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	5,135	5,156
	Chicago IL O'Hare International Airport Revenue	6.395%	1/1/40	8,525	8,961
	Chicago IL O'Hare International Airport Revenue	4.472%	1/1/49	6,655	5,832
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.200%	12/1/40	5,000	5,135
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	10,770	11,864
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	4,974	5,480
	Clark County NV Airport System Revenue	6.820%	7/1/45	3,375	3,759
	Commonwealth Financing Authority Pennsylvania Revenue	3.864%	6/1/38	5,100	4,533
	Commonwealth Financing Authority Pennsylvania Revenue	3.807%	6/1/41	7,450	6,210
	Commonwealth Financing Authority Pennsylvania Revenue	2.991%	6/1/42	2,720	2,004
	Commonwealth of Massachusetts SO Revenue	3.769%	7/15/29	3,075	2,978
	Connecticut GO	5.090%	10/1/30	800	798
	Connecticut GO	5.850%	3/15/32	10,205	10,720
	Cook County IL GO	6.229%	11/15/34	2,695	2,801
	Dallas County TX Hospital District GO	5.621%	8/15/44	850	836
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	2,945	2,993
	Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	3,485	3,190
	Dallas TX Area Rapid Transit Sales Tax Revenue	2.613%	12/1/48	5,000	3,318
	Dallas TX Convention Center Hotel Development Corp. Hotel Revenue	7.088%	1/1/42	3,150	3,466
[13]	Dallas TX Independent School District GO	6.450%	2/15/35	1,500	1,515
	Dallas-Fort Worth TX International Airport Revenue	2.994%	11/1/38	12,860	10,552
	Dallas-Fort Worth TX International Airport Revenue	3.089%	11/1/40	5,270	4,048
	Dallas-Fort Worth TX International Airport Revenue	3.144%	11/1/45	3,575	2,670
	Dallas-Fort Worth TX International Airport Revenue	2.843%	11/1/46	2,925	2,056
	Dallas-Fort Worth TX International Airport Revenue	4.507%	11/1/51	9,650	8,364
	District of Columbia Water & Sewer Authority Public Utility Revenue	4.814%	10/1/14	3,750	3,215
	East Bay CA Municipal Utility District Water System Revenue	5.874%	6/1/40	7,015	7,205
	Florida State Board of Administration Finance Corp. Revenue	1.705%	7/1/27	9,775	9,063
	Florida State Board of Administration Finance Corp. Revenue	2.154%	7/1/30	13,700	11,809
	Florida State Board of Administration Finance Corp. Revenue	5.526%	7/1/34	14,500	14,645
	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	4.094%	1/15/49	5,524	4,394
[14]	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	3.924%	1/15/53	2,500	1,918
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	9,112	9,722
	Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	6,683	7,169
	Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/57	5,092	5,582
	Georgia Water & Wastewater Revenue	2.257%	11/1/35	6,700	5,343
	Golden State Tobacco Securitization Corp. California Revenue	2.746%	6/1/34	4,665	3,926
	Golden State Tobacco Securitization Corp. California Revenue	3.487%	6/1/36	2,400	1,978
	Golden State Tobacco Securitization Corp. California Revenue	3.115%	6/1/38	4,500	3,590
	Golden State Tobacco Securitization Corp. California Revenue	3.714%	6/1/41	3,750	2,890
	Golden State Tobacco Securitization Corp. California Revenue	3.293%	6/1/42	3,700	2,782
	Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/46	3,740	3,474
	Golden State Tobacco Securitization Corp. California Revenue	3.850%	6/1/50	3,145	2,848
	Golden State Tobacco Securitization Corp. California Revenue	4.214%	6/1/50	7,000	5,185
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.184%	10/1/42	190	185
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/52	23,720	16,457
	Houston TX GO	6.290%	3/1/32	8,555	8,967
	Houston TX GO	3.961%	3/1/47	3,270	2,752
	Idaho Energy Resources Authority Transmission Facilities Revenue (Bonneville Cooperation Project No.2)	2.861%	9/1/46	1,900	1,313
	Illinois GO	5.100%	6/1/33	82,475	81,312
	Illinois GO	6.630%	2/1/35	13,983	14,495
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	4,220	4,393
	Indiana Finance Authority Revenue (Ohio River Bridges East End Crossing Project)	3.051%	1/1/51	4,250	3,050
140

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	3.985%	1/1/29	4,320	4,271
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	4.433%	1/1/33	1,010	993
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	4.532%	1/1/35	5,930	5,759
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	2.833%	1/1/38	3,165	2,513
	Kansas Development Finance Authority Revenue	4.927%	4/15/45	4,705	4,441
[15]	Kansas Development Finance Authority Revenue	2.774%	5/1/51	4,000	2,701
[14]	Kansas Development Finance Authority Revenue (Employees Retirement System)	5.501%	5/1/34	2,025	2,067
	Los Angeles CA Community College District GO	6.750%	8/1/49	5,125	5,702
[14]	Los Angeles CA Department of Airports International Revenue	4.242%	5/15/48	2,800	2,389
	Los Angeles CA Department of Water & Power Revenue	6.574%	7/1/45	8,500	9,213
	Los Angeles CA Department of Water & Power Revenue	6.603%	7/1/50	3,265	3,595
	Los Angeles County CA Public Works Financing Authority Lease Revenue	7.618%	8/1/40	3,395	3,954
	Louisiana Gasoline & Fuel Tax Revenue	2.952%	5/1/41	1,300	979
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	3.615%	2/1/29	4,329	4,277
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.081%	6/1/31	3,572	3,590
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.145%	2/1/33	7,725	7,502
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.048%	12/1/34	4,100	4,099
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.275%	2/1/36	5,180	4,903
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.475%	8/1/39	9,065	8,442
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.198%	12/1/39	13,100	12,964
	Maryland Economic Development Corp. Revenue	5.942%	5/31/57	2,610	2,655
	Maryland Economic Development Corp. Revenue (Prince George's County Public Schools)	5.433%	5/31/56	3,398	3,264
	Maryland Health & Higher Educational Facilities Authority Revenue	3.052%	7/1/40	2,625	1,933
	Maryland Health & Higher Educational Facilities Authority Revenue	3.197%	7/1/50	2,875	1,947
	Massachusetts GO	5.456%	12/1/39	6,745	6,707
	Massachusetts GO	2.900%	9/1/49	5,495	3,722
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	1.753%	8/15/30	2,240	1,961
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/39	3,180	3,225
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.395%	10/15/40	6,370	5,157
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	2.950%	5/15/43	8,820	6,538
	Massachusetts SO Revenue	4.110%	7/15/31	3,624	3,540
	Massachusetts Transportation Fund Revenue	5.731%	6/1/40	3,750	3,745
	Metropolitan Government of Nashville & Davidson County TN Convention Center Authority Tourism Tax Revenue	6.731%	7/1/43	3,440	3,669
	Metropolitan Transportation Authority NY Revenue	5.175%	11/15/49	930	799
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue	7.462%	10/1/46	4,625	5,477
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.280%	10/1/41	6,155	5,461
	Miami-Dade County FL Seaport Revenue	6.224%	11/1/55	5,500	5,700
	Miami-Dade County FL Transit System Sales Surtax Revenue	2.600%	7/1/42	500	360
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.084%	12/1/34	9,550	8,251
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.384%	12/1/40	6,105	4,882
	Michigan State University Revenue	4.496%	8/15/48	2,025	1,836
	Michigan State University Revenue	4.165%	8/15/22	5,300	3,904
	Michigan Strategic Fund Ltd. Obligation Revenue	3.225%	9/1/47	3,300	2,452
	Mississippi GO	5.245%	11/1/34	3,220	3,187
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.229%	5/15/50	5,730	4,039
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.652%	8/15/57	3,500	2,582
	National Finance Authority NH Revenue	3.300%	4/1/32	3,600	2,905
[16]	New Jersey Economic Development Authority Revenue (State Pension Funding)	7.425%	2/15/29	10,800	11,423
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.561%	12/15/40	4,285	4,573
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	17,067	19,552
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	19,751	22,057
	New York City NY GO	5.206%	10/1/31	4,000	3,964
	New York City NY GO	4.610%	9/1/37	8,150	7,728
	New York City NY GO	5.517%	10/1/37	3,525	3,498
	New York City NY GO	6.271%	12/1/37	6,525	6,849
	New York City NY GO	5.264%	10/1/44	7,000	6,812
	New York City NY GO	5.094%	10/1/49	7,750	7,348
	New York City NY GO	5.263%	10/1/52	3,250	3,157
	New York City NY GO	5.828%	10/1/53	7,700	8,060
	New York City NY GO	5.114%	10/1/54	5,000	4,731
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.750%	6/15/41	5,625	5,559
141

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.724%	6/15/42	795	781
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.952%	6/15/42	1,000	1,007
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	6.011%	6/15/42	350	355
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.440%	6/15/43	5,935	5,614
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.882%	6/15/44	13,105	12,993
	New York City NY Transitional Finance Authority Future Tax Revenue	5.508%	8/1/37	3,800	3,746
	New York City NY Transitional Finance Authority Future Tax Revenue	5.572%	11/1/38	3,080	3,059
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.668%	11/15/39	9,215	9,825
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.814%	11/15/40	585	628
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	995	1,163
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.628%	3/15/39	2,705	2,707
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.600%	3/15/40	3,170	3,145
	New York State Thruway Authority General Revenue	2.900%	1/1/35	3,945	3,368
	New York State Urban Development Corp. Revenue Prere.	3.900%	3/15/29	585	568
	New York State Urban Development Corp. Revenue	3.900%	3/15/33	2,455	2,283
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.770%	3/15/39	6,255	6,317
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	10,215	11,353
	Ohio State University General Receipts Revenue	4.910%	6/1/40	2,945	2,755
	Ohio State University General Receipts Revenue	4.800%	6/1/11	5,481	4,661
	Ohio Turnpike Commission Revenue	3.216%	2/15/48	4,075	2,961
	Oklahoma Development Finance Authority Revenue	3.877%	5/1/37	3,227	3,083
	Oklahoma Development Finance Authority Revenue	4.380%	11/1/45	12,240	11,140
	Oklahoma Development Finance Authority Revenue	4.714%	5/1/52	4,485	4,082
	Oregon GO	5.892%	6/1/27	7,824	8,020
[14]	Oregon School Boards Association GO	5.528%	6/30/28	262	266
	Pennsylvania State University Revenue	2.790%	9/1/43	5,175	3,872
	Pennsylvania State University Revenue	2.840%	9/1/50	5,190	3,489
	Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	3,720	3,604
	Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	2,060	2,182
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	14,510	14,841
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	4,900	5,012
	Port Authority of New York & New Jersey Revenue	4.960%	8/1/46	5,870	5,516
	Port Authority of New York & New Jersey Revenue	5.310%	8/1/46	3,370	3,218
	Port Authority of New York & New Jersey Revenue	4.031%	9/1/48	1,800	1,458
	Port Authority of New York & New Jersey Revenue	3.139%	2/15/51	10,000	7,056
	Port Authority of New York & New Jersey Revenue	4.926%	10/1/51	2,555	2,369
	Port Authority of New York & New Jersey Revenue	5.072%	7/15/53	2,300	2,175
	Port Authority of New York & New Jersey Revenue	4.229%	10/15/57	1,000	811
	Port Authority of New York & New Jersey Revenue	3.175%	7/15/60	3,900	2,505
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	29,910	25,124
	Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	7,385	6,631
	Port Authority of New York & New Jersey Revenue	3.287%	8/1/69	4,300	2,735
	Port of Morrow OR Transmission Facilities Revenue (Bonneville Cooperation Projects)	2.987%	9/1/36	105	86
	Port of Morrow OR Transmission Facilities Revenue (Bonneville Cooperation Projects)	2.543%	9/1/40	3,275	2,384
	Regional Transportation District of Colorado Sales Tax Revenue	5.844%	11/1/50	2,050	2,076
	Riverside CA Pension Obligation Taxable Revenue Bonds	3.857%	6/1/45	3,820	3,243
	Riverside County CA Pension Obligation Revenue Bonds	3.818%	2/15/38	700	625
	Rutgers State University New Jersey Revenue	5.665%	5/1/40	2,900	2,882
	Rutgers State University New Jersey Revenue	3.270%	5/1/43	1,050	826
	Rutgers State University New Jersey Revenue	3.915%	5/1/19	4,395	2,982
	Sales Tax Securitization Corp. Illinois Revenue	3.238%	1/1/42	4,270	3,392
	Sales Tax Securitization Corp. Illinois Revenue	3.587%	1/1/43	8,400	6,896
	Sales Tax Securitization Corp. Illinois Revenue	3.820%	1/1/48	3,000	2,371
	Salt River Projects Arizona Agricultural Improvement & Power District Revenue	4.839%	1/1/41	3,235	2,989
	San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	1,650	1,707
	San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/41	7,000	7,006
	San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/42	1,410	1,299
	San Diego County CA Regional Transportation Commission Sales Tax Revenue	5.911%	4/1/48	3,170	3,216
	San Diego County CA Water Authority Revenue	6.138%	5/1/49	6,180	6,385
	San Francisco CA City & County Public Utilities Commission Wastewater Revenue	4.655%	10/1/27	5,000	5,008
	San Francisco CA City & County Public Utilities Commission Water Revenue	6.950%	11/1/50	5,795	6,415
	San Jose California Redevelopment Agency Successor Agency Tax Allocation	3.375%	8/1/34	3,600	3,198
	South Carolina Public Service Authority Revenue	6.454%	1/1/50	7,000	7,454
142

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	State Public School Building Authority PA Revenue	5.000%	9/15/27	3,572	3,605
	Texas A & M University Permanent Fund Revenue	3.660%	7/1/47	900	727
	Texas GO	5.517%	4/1/39	11,570	11,567
	Texas Natural Gas Securitization Finance Corp. Revenue	5.102%	4/1/35	19,998	20,040
	Texas Natural Gas Securitization Finance Corp. Revenue	5.169%	4/1/41	19,715	19,415
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners)	3.922%	12/31/49	13,225	10,463
	Texas Transportation Commission GO	4.681%	4/1/40	2,145	1,982
	Texas Transportation Commission State Highway Revenue	5.178%	4/1/30	12,620	12,739
[14]	Tucson City AZ COP	2.856%	7/1/47	3,330	2,359
	University of California Regents Medical Center Pooled Revenue	4.132%	5/15/32	4,050	3,842
	University of California Regents Medical Center Pooled Revenue	6.548%	5/15/48	19,050	20,459
	University of California Regents Medical Center Pooled Revenue	6.583%	5/15/49	4,535	4,869
	University of California Regents Medical Center Pooled Revenue	3.006%	5/15/50	1,505	984
	University of California Regents Medical Center Pooled Revenue	4.563%	5/15/53	8,290	7,141
	University of California Regents Medical Center Pooled Revenue	3.256%	5/15/60	4,760	3,070
	University of California Regents Medical Center Pooled Revenue	3.706%	5/15/20	3,275	2,050
	University of California Revenue	1.316%	5/15/27	7,550	7,015
	University of California Revenue	1.614%	5/15/30	5,830	4,965
	University of California Revenue	3.071%	5/15/51	5,900	3,895
	University of California Revenue	4.858%	5/15/12	12,189	10,130
	University of California Revenue	4.767%	5/15/15	4,925	4,016
	University of Michigan Revenue	2.437%	4/1/40	9,978	7,118
	University of Michigan Revenue	3.599%	4/1/47	4,120	3,374
	University of Michigan Revenue	2.562%	4/1/50	2,550	1,571
	University of Michigan Revenue	3.504%	4/1/52	3,950	2,909
	University of Michigan Revenue	3.504%	4/1/52	5,300	3,903
	University of Michigan Revenue	4.454%	4/1/22	12,600	9,887
	University of Minnesota Revenue	4.048%	4/1/52	1,416	1,149
	University of Nebraska Student Fee Revenue	3.037%	10/1/49	3,660	2,578
[15]	University of Oregon Revenue	3.424%	3/1/60	5,270	3,657
	University of Pittsburgh Pennsylvania of the Commonwealth System of Higher Education Revenue	3.555%	9/15/19	8,965	5,645
	University of Texas Financing System Revenue	4.794%	8/15/46	2,200	2,062
	University of Texas Financing System Revenue	3.354%	8/15/47	2,575	1,912
	University of Texas Financing System Revenue	2.439%	8/15/49	2,375	1,417
	University of Texas Permanent University Fund Revenue	3.376%	7/1/47	6,800	5,102
	University of Texas Permanent University Fund Revenue	3.100%	7/1/49	4,725	3,435
	University of Virginia Revenue	2.256%	9/1/50	11,890	6,862
	University of Virginia Revenue	4.179%	9/1/17	3,565	2,669
	University of Virginia Revenue	3.227%	9/1/19	2,300	1,313
[14]	Wisconsin General Fund Annual Appropriation Revenue	5.700%	5/1/26	1,285	1,299
	Wisconsin General Fund Annual Appropriation Revenue ETM	3.154%	5/1/27	3,050	2,960
	Wisconsin General Fund Annual Appropriation Revenue	3.954%	5/1/36	9,400	8,527
Total Taxable Municipal Bonds (Cost $1,735,130)					1,490,329
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Total Bond Market II Index Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (1.1%)
Money Market Fund (1.1%)
[17]	Vanguard Market Liquidity Fund (Cost $3,440,451)	4.466%	34,409,246	3,440,925
Total Investments (100.2%) (Cost $336,386,711)				310,205,253
Other Assets and Liabilities—Net (-0.2%)				(754,292)
Net Assets (100%)				309,450,961
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $13,779,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	U.S. government-guaranteed.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of December 31, 2024.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2024, the aggregate value was $782,393,000, representing 0.3% of net assets.
8	Guaranteed by the Government of Canada.
9	Guaranteed by the Government of Japan.
10	Guaranteed by the Federal Republic of Germany.
11	Guaranteed by the Republic of Austria.
12	Guaranteed by the Government of Mexico.
13	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
14	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
15	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
16	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
17	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1YR—1-year.
CMT—Constant Maturing Treasury Rate.
COP—Certificate of Participation.
DAC—Designated Activity Company.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
REIT—Real Estate Investment Trust.
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year.
RFUCCT6M—Refinitiv USD IBOR Consumer Cash Fallbacks Term 6-month.
SO—Special Obligation.
UMBS—Uniform Mortgage-Backed Securities.
See accompanying Notes, which are an integral part of the Financial Statements.
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Total Bond Market II Index Fund
Statement of Assets and Liabilities
As of December 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $332,946,260)	306,764,328
Affiliated Issuers (Cost $3,440,451)	3,440,925
Total Investments in Securities	310,205,253
Investment in Vanguard	8,227
Receivables for Investment Securities Sold	1,928,036
Receivables for Accrued Income	2,346,975
Receivables for Capital Shares Issued	121,712
Total Assets	314,610,203
Liabilities
Due to Custodian	3,832
Payables for Investment Securities Purchased	5,110,982
Payables for Capital Shares Redeemed	37,185
Payables to Vanguard	7,243
Total Liabilities	5,159,242
Net Assets	309,450,961
At December 31, 2024, net assets consisted of:

Paid-in Capital	344,227,383
Total Distributable Earnings (Loss)	(34,776,422)
Net Assets	309,450,961

Investor Shares—Net Assets
Applicable to 15,909,763,045 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	148,927,317
Net Asset Value Per Share—Investor Shares	$9.36

Institutional Shares—Net Assets
Applicable to 17,148,596,831 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	160,523,644
Net Asset Value Per Share—Institutional Shares	$9.36
See accompanying Notes, which are an integral part of the Financial Statements.
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Total Bond Market II Index Fund
Statement of Operations

Year Ended December 31, 2024
($000)
Investment Income
Income
Dividends	578
Interest[1]	10,954,923
Total Income	10,955,501
Expenses
The Vanguard Group—Note B
Investment Advisory Services	9,422
Management and Administrative—Investor Shares	112,322
Management and Administrative—Institutional Shares	22,150
Marketing and Distribution—Investor Shares	6,878
Marketing and Distribution—Institutional Shares	4,678
Custodian Fees	465
Auditing Fees	156
Shareholders’ Reports and Proxy Fees—Investor Shares	1,246
Shareholders’ Reports and Proxy Fees—Institutional Shares	18
Trustees’ Fees and Expenses	167
Other Expenses	72
Total Expenses	157,574
Net Investment Income	10,797,927
Realized Net Gain (Loss) on Investment Securities Sold[1]	(2,502,379)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	(4,407,700)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,887,848
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $185,038,000, $2,902,000, and $476,000, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
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Total Bond Market II Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	10,797,927	7,864,861
Realized Net Gain (Loss)	(2,502,379)	(2,526,167)
Change in Unrealized Appreciation (Depreciation)	(4,407,700)	8,617,559
Net Increase (Decrease) in Net Assets Resulting from Operations	3,887,848	13,956,253
Distributions
Investor Shares	(5,192,146)	(3,853,094)
Institutional Shares	(5,606,380)	(4,006,967)
Total Distributions	(10,798,526)	(7,860,061)
Capital Share Transactions
Investor Shares	18,746,834	15,006,164
Institutional Shares	25,412,994	21,019,147
Net Increase (Decrease) from Capital Share Transactions	44,159,828	36,025,311
Total Increase (Decrease)	37,249,150	42,121,503
Net Assets
Beginning of Period	272,201,811	230,080,308
End of Period	309,450,961	272,201,811
See accompanying Notes, which are an integral part of the Financial Statements.
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Total Bond Market II Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.59	$9.37	$11.05	$11.46	$11.01
Investment Operations
Net Investment Income[1]	.347	.293	.223	.194	.249
Net Realized and Unrealized Gain (Loss) on Investments	(.230)	.219	(1.672)	(.393)	.551
Total from Investment Operations	.117	.512	(1.449)	(.199)	.800
Distributions
Dividends from Net Investment Income	(.347)	(.292)	(.223)	(.194)	(.249)
Distributions from Realized Capital Gains	—	—	(.008)	(.017)	(.101)
Total Distributions	(.347)	(.292)	(.231)	(.211)	(.350)
Net Asset Value, End of Period	$9.36	$9.59	$9.37	$11.05	$11.46
Total Return[2]	1.24%	5.58%	-13.19%	-1.73%	7.31%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$148,927	$133,525	$115,524	$141,913	$129,026
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%[3]	0.09%[3]	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	3.66%	3.13%	2.25%	1.74%	2.17%
Portfolio Turnover Rate[4]	88%	39%	49%	76%	119%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.
4	Includes 12%, 11%, 29%, 38%, and 32%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
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Total Bond Market II Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.59	$9.37	$11.05	$11.46	$11.01
Investment Operations
Net Investment Income[1]	.354	.300	.231	.201	.256
Net Realized and Unrealized Gain (Loss) on Investments	(.231)	.219	(1.673)	(.393)	.552
Total from Investment Operations	.123	.519	(1.442)	(.192)	.808
Distributions
Dividends from Net Investment Income	(.353)	(.299)	(.230)	(.201)	(.257)
Distributions from Realized Capital Gains	—	—	(.008)	(.017)	(.101)
Total Distributions	(.353)	(.299)	(.238)	(.218)	(.358)
Net Asset Value, End of Period	$9.36	$9.59	$9.37	$11.05	$11.46
Total Return	1.31%	5.66%	-13.12%	-1.67%	7.38%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$160,524	$138,677	$114,556	$115,495	$92,739
Ratio of Total Expenses to Average Net Assets	0.02%	0.02%[2]	0.02%[2]	0.02%	0.02%
Ratio of Net Investment Income to Average Net Assets	3.73%	3.20%	2.34%	1.81%	2.24%
Portfolio Turnover Rate[3]	88%	39%	49%	76%	119%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.02%.
3	Includes 12%, 11%, 29%, 38%, and 32%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
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Total Bond Market II Index Fund
Notes to Financial Statements
Vanguard Total Bond Market II Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as an investment vehicle for Vanguard funds of funds as well as certain similar trusts and accounts ("eligible investors"). The fund is not available to other investors. The fund offers two classes of shares: Investor Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At December 31, 2024, counterparties had deposited in segregated accounts securities with a value of $536,000 and cash of $1,089,000 in connection with TBA transactions.
3. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending
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Total Bond Market II Index Fund
Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2024, the fund had contributed to Vanguard capital in the amount of $8,227,000, representing less than 0.01% of the fund’s net assets and 3.29% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of December 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	209,436,333	—	209,436,333
Asset-Backed/Commercial Mortgage-Backed Securities	—	6,307,540	—	6,307,540
Corporate Bonds	—	79,474,778	—	79,474,778
Sovereign Bonds	—	10,055,348	—	10,055,348
Taxable Municipal Bonds	—	1,490,329	—	1,490,329
Temporary Cash Investments	3,440,925	—	—	3,440,925
Total	3,440,925	306,764,328	—	310,205,253
D.  Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The
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Total Bond Market II Index Fund
differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	18,456
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(26,966,501)
Capital Loss Carryforwards	(7,828,377)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	(34,776,422)
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	10,798,526	7,860,061
Long-Term Capital Gains	—	—
Total	10,798,526	7,860,061
*	Includes short-term capital gains, if any.
As of December 31, 2024, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	337,171,754
Gross Unrealized Appreciation	699,855
Gross Unrealized Depreciation	(27,666,356)
Net Unrealized Appreciation (Depreciation)	(26,966,501)
E.  During the year ended December 31, 2024, the fund purchased $27,465,350,000 of investment securities and sold $15,824,762,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $271,196,966,000 and $239,590,509,000, respectively.
F.  Capital share transactions for each class of shares were:
	Year Ended December 31,
	2024		2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	20,504,349	2,164,923	16,490,696	1,749,987
Issued in Lieu of Cash Distributions	5,192,146	548,882	3,852,652	410,789
Redeemed	(6,949,661)	(727,771)	(5,337,184)	(569,872)
Net Increase (Decrease)—Investor Shares	18,746,834	1,986,034	15,006,164	1,590,904
Institutional Shares
Issued	27,508,742	2,901,701	26,408,893	2,807,720
Issued in Lieu of Cash Distributions	5,606,372	592,636	3,998,613	426,373
Redeemed	(7,702,120)	(806,768)	(9,388,359)	(1,002,590)
Net Increase (Decrease)—Institutional Shares	25,412,994	2,687,569	21,019,147	2,231,503
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
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Total Bond Market II Index Fund
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
H.  The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
153

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Bond Index Funds and Shareholders of Vanguard Total Bond Market II Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Total Bond Market II Index Fund (one of the funds constituting Vanguard Bond Index Funds, referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 20, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
154

Tax information (unaudited)
The fund hereby designates for the fiscal year $4,672,387,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund hereby designates 100%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of section 163(j) and the regulations thereunder for the fiscal year.
The fund hereby designates 92.4%, or if subsequently determined to be different, the maximum percentage allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident alien shareholders.
Q6350 022025
155

Financial Statements
For the year ended December 31, 2024
Vanguard Inflation-Protected Securities Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	13
Tax information	14

Inflation-Protected Securities Fund
Financial Statements
Schedule of Investments
As of December 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (96.5%)
U.S. Government Securities (96.5%)
	United States Treasury Inflation Indexed Bonds	0.625%	1/15/26	726,022	715,726
	United States Treasury Inflation Indexed Bonds	2.000%	1/15/26	347,857	347,762
	United States Treasury Inflation Indexed Bonds	0.125%	4/15/26	566,910	553,110
	United States Treasury Inflation Indexed Bonds	0.125%	7/15/26	699,653	682,953
	United States Treasury Inflation Indexed Bonds	0.125%	10/15/26	798,209	775,786
	United States Treasury Inflation Indexed Bonds	0.375%	1/15/27	649,626	629,552
	United States Treasury Inflation Indexed Bonds	2.375%	1/15/27	320,946	323,817
	United States Treasury Inflation Indexed Bonds	0.125%	4/15/27	807,841	774,167
	United States Treasury Inflation Indexed Bonds	0.375%	7/15/27	717,844	692,629
	United States Treasury Inflation Indexed Bonds	1.625%	10/15/27	795,981	791,284
	United States Treasury Inflation Indexed Bonds	0.500%	1/15/28	601,014	574,738
	United States Treasury Inflation Indexed Bonds	1.750%	1/15/28	304,019	301,844
	United States Treasury Inflation Indexed Bonds	1.250%	4/15/28	1,049,614	1,022,756
[1]	United States Treasury Inflation Indexed Bonds	3.625%	4/15/28	311,427	326,866
	United States Treasury Inflation Indexed Bonds	0.750%	7/15/28	529,961	509,110
	United States Treasury Inflation Indexed Bonds	2.375%	10/15/28	823,409	836,436
	United States Treasury Inflation Indexed Bonds	0.875%	1/15/29	55,004	52,539
	United States Treasury Inflation Indexed Bonds	2.500%	1/15/29	280,323	285,284
	United States Treasury Inflation Indexed Bonds	2.125%	4/15/29	242,677	243,065
	United States Treasury Inflation Indexed Bonds	3.875%	4/15/29	355,683	381,597
	United States Treasury Inflation Indexed Bonds	0.250%	7/15/29	191,271	177,202
	United States Treasury Inflation Indexed Bonds	1.625%	10/15/29	771,939	759,177
	United States Treasury Inflation Indexed Bonds	0.125%	1/15/30	941,615	855,286
	United States Treasury Inflation Indexed Bonds	0.125%	7/15/30	702,981	633,802
	United States Treasury Inflation Indexed Bonds	0.125%	1/15/31	834,248	740,686
	United States Treasury Inflation Indexed Bonds	0.125%	7/15/31	853,494	751,500
	United States Treasury Inflation Indexed Bonds	0.125%	1/15/32	934,312	810,252
	United States Treasury Inflation Indexed Bonds	3.375%	4/15/32	133,425	144,334
	United States Treasury Inflation Indexed Bonds	0.625%	7/15/32	965,810	863,526
	United States Treasury Inflation Indexed Bonds	1.125%	1/15/33	943,403	868,258
	United States Treasury Inflation Indexed Bonds	1.375%	7/15/33	923,341	864,223
	United States Treasury Inflation Indexed Bonds	1.750%	1/15/34	972,609	932,820
	United States Treasury Inflation Indexed Bonds	1.875%	7/15/34	1,009,984	979,082
	United States Treasury Inflation Indexed Bonds	2.125%	2/15/40	217,770	209,917
	United States Treasury Inflation Indexed Bonds	2.125%	2/15/41	149,184	144,155
	United States Treasury Inflation Indexed Bonds	0.750%	2/15/42	447,918	342,812
	United States Treasury Inflation Indexed Bonds	0.625%	2/15/43	312,692	228,713
	United States Treasury Inflation Indexed Bonds	1.375%	2/15/44	428,678	356,017
	United States Treasury Inflation Indexed Bonds	0.750%	2/15/45	473,179	342,254
	United States Treasury Inflation Indexed Bonds	1.000%	2/15/46	242,792	182,481
	United States Treasury Inflation Indexed Bonds	0.875%	2/15/47	297,617	214,850
	United States Treasury Inflation Indexed Bonds	1.000%	2/15/48	215,047	158,031
	United States Treasury Inflation Indexed Bonds	1.000%	2/15/49	135,475	98,562
[2]	United States Treasury Inflation Indexed Bonds	0.250%	2/15/50	276,248	160,747
	United States Treasury Inflation Indexed Bonds	0.125%	2/15/51	306,740	168,377
	United States Treasury Inflation Indexed Bonds	0.125%	2/15/52	173,488	93,877
	United States Treasury Inflation Indexed Bonds	1.500%	2/15/53	339,963	272,193
	United States Treasury Inflation Indexed Bonds	2.125%	2/15/54	594,902	550,487
	United States Treasury Note/Bond	4.500%	5/31/29	80,000	80,413
	United States Treasury Note/Bond	3.250%	6/30/29	143,000	136,476
	United States Treasury Note/Bond	0.625%	5/15/30	59,000	48,426
	United States Treasury Note/Bond	4.000%	7/31/30	70,000	68,556
	United States Treasury Note/Bond	4.375%	11/30/30	80,000	79,738
	United States Treasury Note/Bond	4.250%	2/28/31	140,000	138,469
	United States Treasury Note/Bond	4.125%	3/31/31	150,000	147,328
	United States Treasury Note/Bond	4.625%	5/31/31	86,650	87,408
	United States Treasury Note/Bond	4.000%	2/15/34	179,000	171,476
	United States Treasury Note/Bond	3.000%	2/15/49	82,000	59,681
	United States Treasury Note/Bond	2.000%	2/15/50	42,000	24,399
1

Inflation-Protected Securities Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	2.250%	2/15/52	237,000	143,792
Total U.S. Government and Agency Obligations (Cost $26,359,677)					24,910,804
				Shares
Temporary Cash Investments (3.3%)
Money Market Fund (3.3%)
[3]	Vanguard Market Liquidity Fund (Cost $852,741)	4.466%		8,527,882	852,788
Total Investments (99.8%) (Cost $27,212,418)					25,763,592
Other Assets and Liabilities—Net (0.2%)					60,293
Net Assets (100%)					25,823,885
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $24,983,000 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $27,841,000 have been segregated as initial margin for open futures contracts.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	March 2025	10,999	1,169,245	(7,523)
10-Year U.S. Treasury Note	March 2025	13,446	1,462,253	(28,480)
				(36,003)

Short Futures Contracts
2-Year U.S. Treasury Note	March 2025	(10,975)	(2,256,563)	5,146
Ultra Long U.S. Treasury Bond	March 2025	(4,974)	(591,440)	29,918
				35,064
				(939)

Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount (000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
5/31/29	3/3/25[1]	30,500[2]	4.015[3]	(0.000)[4]	(6)	(6)
5/31/29	3/3/25[1]	30,500[2]	4.005[3]	(0.000)[4]	—	—
2/15/49	N/A	57,200[2]	0.000[5]	(2.487)[6]	(679)	(679)
2/15/50	N/A	25,000[2]	0.000[5]	(2.440)[6]	(117)	(117)
2/15/52	N/A	67,000[2]	0.000[5]	(2.300)[6]	1,405	1,405
2/15/52	N/A	44,500[2]	0.000[5]	(2.445)[6]	(248)	(248)
2/15/52	N/A	34,000[2]	0.000[5]	(2.365)[6]	313	313
11/13/54	N/A	65,000[2]	0.000[5]	(2.485)[6]	(955)	(955)
					(287)	(287)
1 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2 Notional amount denominated in U.S. dollar.
3 Interest payment received/paid annually.
4 Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid annually.
5 Zero-coupon. Based on the return of US Consumer Price Index for All Urban Consumers (USCPIU). Interest payment received/paid at maturity.
6 Interest payment received/paid at maturity.
See accompanying Notes, which are an integral part of the Financial Statements.
2

Inflation-Protected Securities Fund
Statement of Assets and Liabilities
As of December 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $26,359,677)	24,910,804
Affiliated Issuers (Cost $852,741)	852,788
Total Investments in Securities	25,763,592
Investment in Vanguard	697
Cash	356
Receivables for Investment Securities Sold	470,945
Receivables for Accrued Income	107,256
Receivables for Capital Shares Issued	20,178
Other Assets	117
Total Assets	26,363,141
Liabilities
Payables for Investment Securities Purchased	482,666
Payables for Capital Shares Redeemed	53,702
Payables to Vanguard	1,092
Variation Margin Payable—Futures Contracts	1,614
Variation Margin Payable—Centrally Cleared Swap Contracts	182
Total Liabilities	539,256
Net Assets	25,823,885
At December 31, 2024, net assets consisted of:

Paid-in Capital	30,436,328
Total Distributable Earnings (Loss)	(4,612,443)
Net Assets	25,823,885

Investor Shares—Net Assets
Applicable to 190,119,377 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,180,548
Net Asset Value Per Share—Investor Shares	$11.47

Admiral™ Shares—Net Assets
Applicable to 582,246,094 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	13,109,286
Net Asset Value Per Share—Admiral Shares	$22.52

Institutional Shares—Net Assets
Applicable to 1,148,539,586 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	10,534,051
Net Asset Value Per Share—Institutional Shares	$9.17
See accompanying Notes, which are an integral part of the Financial Statements.
3

Inflation-Protected Securities Fund
Statement of Operations

Year Ended December 31, 2024
($000)
Investment Income
Income
Interest[1]	1,107,266
Total Income	1,107,266
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,235
Management and Administrative—Investor Shares	4,204
Management and Administrative—Admiral Shares	10,977
Management and Administrative—Institutional Shares	5,745
Marketing and Distribution—Investor Shares	111
Marketing and Distribution—Admiral Shares	704
Marketing and Distribution—Institutional Shares	340
Custodian Fees	22
Auditing Fees	38
Shareholders’ Reports and Proxy Fees—Investor Shares	141
Shareholders’ Reports and Proxy Fees—Admiral Shares	388
Shareholders’ Reports and Proxy Fees—Institutional Shares	361
Trustees’ Fees and Expenses	16
Other Expenses	17
Total Expenses	26,299
Net Investment Income	1,080,967
Realized Net Gain (Loss)
Investment Securities Sold[1]	(1,104,001)
Futures Contracts	26,821
Swap Contracts	(1,116)
Realized Net Gain (Loss)	(1,078,296)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	500,538
Futures Contracts	(3,335)
Swap Contracts	(287)
Change in Unrealized Appreciation (Depreciation)	496,916
Net Increase (Decrease) in Net Assets Resulting from Operations	499,587
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $27,307,000, $110,000, and $128,000, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
4

Inflation-Protected Securities Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,080,967	1,257,739
Realized Net Gain (Loss)	(1,078,296)	(1,054,557)
Change in Unrealized Appreciation (Depreciation)	496,916	915,759
Net Increase (Decrease) in Net Assets Resulting from Operations	499,587	1,118,941
Distributions
Investor Shares	(90,164)	(112,949)
Admiral Shares	(546,462)	(651,917)
Institutional Shares	(445,343)	(502,748)
Total Distributions	(1,081,969)	(1,267,614)
Capital Share Transactions
Investor Shares	(383,621)	(457,430)
Admiral Shares	(1,126,160)	(2,375,026)
Institutional Shares	(718,521)	(483,943)
Net Increase (Decrease) from Capital Share Transactions	(2,228,302)	(3,316,399)
Total Increase (Decrease)	(2,810,684)	(3,465,072)
Net Assets
Beginning of Period	28,634,569	32,099,641
End of Period	25,823,885	28,634,569
See accompanying Notes, which are an integral part of the Financial Statements.
5

Inflation-Protected Securities Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$11.73	$11.80	$14.49	$14.43	$13.18
Investment Operations
Net Investment Income[1]	.453	.468	.965	.766	.193
Net Realized and Unrealized Gain (Loss) on Investments	(.246)	(.045)	(2.672)	.023	1.242
Total from Investment Operations	.207	.423	(1.707)	.789	1.435
Distributions
Dividends from Net Investment Income	(.467)	(.493)	(.983)	(.728)	(.185)
Distributions from Realized Capital Gains	—	—	—	(.001)	—
Total Distributions	(.467)	(.493)	(.983)	(.729)	(.185)
Net Asset Value, End of Period	$11.47	$11.73	$11.80	$14.49	$14.43
Total Return[2]	1.75%	3.65%	-11.95%	5.56%	10.90%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,181	$2,614	$3,082	$4,024	$3,570
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%	0.20%[3]	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	3.85%	3.95%	7.33%	5.26%	1.38%
Portfolio Turnover Rate	75%	34%	28%	24%	48%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.20%.
See accompanying Notes, which are an integral part of the Financial Statements.
6

Inflation-Protected Securities Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$23.03	$23.16	$28.44	$28.32	$25.88
Investment Operations
Net Investment Income[1]	.912	.947	1.929	1.534	.421
Net Realized and Unrealized Gain (Loss) on Investments	(.483)	(.085)	(5.252)	.045	2.411
Total from Investment Operations	.429	.862	(3.323)	1.579	2.832
Distributions
Dividends from Net Investment Income	(.939)	(.992)	(1.957)	(1.458)	(.392)
Distributions from Realized Capital Gains	—	—	—	(.001)	—
Total Distributions	(.939)	(.992)	(1.957)	(1.459)	(.392)
Net Asset Value, End of Period	$22.52	$23.03	$23.16	$28.44	$28.32
Total Return[2]	1.86%	3.79%	-11.85%	5.68%	10.96%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,109	$14,535	$16,985	$22,745	$18,143
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%[3]	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	3.95%	4.07%	7.46%	5.37%	1.54%
Portfolio Turnover Rate	75%	34%	28%	24%	48%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
See accompanying Notes, which are an integral part of the Financial Statements.
7

Inflation-Protected Securities Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.38	$9.43	$11.59	$11.54	$10.54
Investment Operations
Net Investment Income[1]	.377	.390	.781	.626	.174
Net Realized and Unrealized Gain (Loss) on Investments	(.201)	(.033)	(2.141)	.021	.989
Total from Investment Operations	.176	.357	(1.360)	.647	1.163
Distributions
Dividends from Net Investment Income	(.386)	(.407)	(.800)	(.597)	(.163)
Distributions from Realized Capital Gains	—	—	—	(.000)[2]	—
Total Distributions	(.386)	(.407)	(.800)	(.597)	(.163)
Net Asset Value, End of Period	$9.17	$9.38	$9.43	$11.59	$11.54
Total Return	1.86%	3.85%	-11.90%	5.72%	11.05%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,534	$11,485	$12,033	$14,998	$12,587
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%[3]	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	4.00%	4.12%	7.42%	5.37%	1.56%
Portfolio Turnover Rate	75%	34%	28%	24%	48%
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
See accompanying Notes, which are an integral part of the Financial Statements.
8

Inflation-Protected Securities Fund
Notes to Financial Statements
Vanguard Inflation-Protected Securities Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2024, the fund’s average investments in long and short futures contracts represented 6% and 6% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. The fund enters into inflation swap transactions to transfer inflation risk from one party to another through an exchange of cash flows. Under the terms of the swap, one party pays a fixed rate applied to a notional amount. In return, the other party pays a floating rate linked to an inflation index.
The fund enters into centrally cleared interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended December 31, 2024, the fund’s average amount of investments in interest rate swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
9

Inflation-Protected Securities Fund
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2024, the fund had contributed to Vanguard capital in the amount of $697,000, representing less than 0.01% of the fund’s net assets and 0.28% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
10

Inflation-Protected Securities Fund
The following table summarizes the market value of the fund's investments and derivatives as of December 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	24,910,804	—	24,910,804
Temporary Cash Investments	852,788	—	—	852,788
Total	852,788	24,910,804	—	25,763,592

Derivative Financial Instruments
Assets
Futures Contracts[1]	35,064	—	—	35,064
Swap Contracts	1,718[1]	—	—	1,718
Total	36,782	—	—	36,782
Liabilities
Futures Contracts[1]	(36,003)	—	—	(36,003)
Swap Contracts	(2,005)[1]	—	—	(2,005)
Total	(38,008)	—	—	(38,008)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	10,537
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(1,653,890)
Capital Loss Carryforwards	(2,969,090)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	(4,612,443)
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	1,081,969	1,267,614
Long-Term Capital Gains	—	—
Total	1,081,969	1,267,614
*	Includes short-term capital gains, if any.
As of December 31, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	27,417,195
Gross Unrealized Appreciation	41,722
Gross Unrealized Depreciation	(1,695,612)
Net Unrealized Appreciation (Depreciation)	(1,653,890)
11

Inflation-Protected Securities Fund
E.  During the year ended December 31, 2024, the fund purchased $19,968,162,000 of investment securities and sold $22,760,883,000 of investment securities, other than temporary cash investments.
F.  Capital share transactions for each class of shares were:
	Year Ended December 31,
	2024		2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	196,081	16,663	305,121	25,844
Issued in Lieu of Cash Distributions	83,947	7,203	105,251	8,976
Redeemed	(663,649)	(56,542)	(867,802)	(73,298)
Net Increase (Decrease)—Investor Shares	(383,621)	(32,676)	(457,430)	(38,478)
Admiral Shares
Issued	2,158,190	93,501	2,521,314	108,488
Issued in Lieu of Cash Distributions	484,579	21,183	572,987	24,887
Redeemed	(3,768,929)	(163,554)	(5,469,327)	(235,696)
Net Increase (Decrease)—Admiral Shares	(1,126,160)	(48,870)	(2,375,026)	(102,321)
Institutional Shares
Issued	1,714,048	182,460	1,919,994	202,062
Issued in Lieu of Cash Distributions	432,409	46,390	481,985	51,402
Redeemed	(2,864,978)	(304,481)	(2,885,922)	(304,862)
Net Increase (Decrease)—Institutional Shares	(718,521)	(75,631)	(483,943)	(51,398)
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
12

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Bond Index Funds and Shareholders of Vanguard Inflation-Protected Securities Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Inflation-Protected Securities Fund (one of the funds constituting Vanguard Bond Index Funds, referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 20, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
13

Tax information (unaudited)
The fund hereby designates for the fiscal year $1,069,821,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund hereby designates 100%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of section 163(j) and the regulations thereunder for the fiscal year.
The fund hereby designates 100%, or if subsequently determined to be different, the maximum percentage allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident alien shareholders.
Q1190 022025
14

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Not applicable.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In February 2024, a third-party service provider began performing security pricing services for the Registrant. There were no other changes in the Registrant’s internal control over financial reporting or in other factors that could significantly affect this control during the period covered by this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)   Code of Ethics filed herewith.

(a)(2)   Certifications filed herewith.

(a)(2)   Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD BOND INDEX FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: February 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD BOND INDEX FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: February 21, 2025

VANGUARD BOND INDEX FUNDS

BY:	/s/ CHRISTINE BUCHANAN*

CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: February 21, 2025

* By:	/s/ Tonya T. Robinson

Tonya T. Robinson, pursuant to a Power of Attorney filed on February 28, 2025 (see File Number 333-177613), Incorporated by Reference.